UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04146
______________________________________________________________________________________

JOHN HANCOCK TRUST
______________________________________________________________________________________

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210
______________________________________________________________________________________

(Address of principal executive offices)                                                                     (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210
______________________________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.61%

Advertising - 0.18%
Interpublic Group of Companies, Inc. *	55,348	$574,512
Monster Worldwide, Inc. *	15,538	529,224
Omnicom Group, Inc.	38,541	1,853,437

		2,957,173
Aerospace - 2.27%
Boeing Company	92,004	9,659,500
General Dynamics Corp.	47,628	4,023,137
Goodrich Corp.	14,703	1,003,186
Lockheed Martin Corp.	40,762	4,422,269
Northrop Grumman Corp.	40,347	3,147,066
Raytheon Company	51,341	3,276,582
Rockwell Collins, Inc.	19,566	1,429,101
United Technologies Corp.	116,431	9,370,367

		36,331,208
Agriculture - 0.50%
Archer-Daniels-Midland Company	75,554	2,499,326
Monsanto Company	64,035	5,490,361

		7,989,687
Air Travel - 0.08%
Southwest Airlines Company	87,732	1,298,434

Aluminum - 0.25%
Alcoa, Inc.	103,782	4,059,952

Apparel & Textiles - 0.46%
Cintas Corp.	15,836	587,515
Coach, Inc. *	43,800	2,070,426
Jones Apparel Group, Inc.	10,970	231,796
Liz Claiborne, Inc.	12,005	412,132
NIKE, Inc., Class B	45,388	2,662,460
Polo Ralph Lauren Corp., Class A	7,032	546,738
VF Corp.	10,433	842,465

		7,353,532
Auto Parts - 0.27%
AutoZone, Inc. *	5,372	623,904
Genuine Parts Company	19,949	997,450
Johnson Controls, Inc.	23,244	2,745,349

		4,366,703
Auto Services - 0.02%
AutoNation, Inc. *	17,791	315,257

Automobiles - 0.44%
Ford Motor Company *	246,483	2,092,641
General Motors Corp.	66,431	2,438,018
PACCAR, Inc.	29,185	2,488,021

		7,018,680
Banking - 4.17%
Banco Bilbao Vizcaya Argentaria, S.A., ADR *	1	23
Bank of America Corp.	520,926	26,186,950
BB&T Corp.	64,796	2,617,111
Comerica, Inc.	17,963	921,143
Commerce Bancorp, Inc.	22,569	875,226

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Fifth Third Bancorp	62,889	$2,130,679
First Horizon National Corp. (a)	14,820	395,101
Hudson City Bancorp, Inc.	62,435	960,250
Huntington BancShares, Inc.	42,958	729,427
KeyCorp	45,709	1,477,772
M&T Bank Corp.	8,805	910,877
Marshall & Ilsley Corp.	31,291	1,369,607
National City Corp.	74,345	1,865,316
Northern Trust Corp.	22,479	1,489,683
Regions Financial Corp.	82,638	2,436,168
Sovereign Bancorp, Inc.	42,188	718,884
SunTrust Banks, Inc.	40,977	3,100,730
US Bancorp	202,676	6,593,050
Wachovia Corp.	223,406	11,203,811
Zions Bancorp	12,629	867,234

		66,849,042
Biotechnology - 0.79%
Amgen, Inc. *	127,579	7,217,144
Applera Corp.	21,529	745,765
Biogen Idec, Inc. *	33,801	2,242,020
Genzyme Corp. *	30,957	1,918,096
Millipore Corp. *	6,334	480,117

		12,603,142
Broadcasting - 0.67%
CBS Corp., Class B	80,408	2,532,852
Clear Channel Communications, Inc. (a)	58,547	2,192,000
News Corp., Class A	271,772	5,976,266

		10,701,118
Building Materials & Construction - 0.11%
American Standard Companies, Inc.	21,305	758,884
Masco Corp.	43,101	998,650

		1,757,534
Business Services - 1.07%
Affiliated Computer Services, Inc., Class A *	11,688	587,205
Automatic Data Processing, Inc.	62,344	2,863,460
Computer Sciences Corp. *	20,426	1,141,813
Convergys Corp. *	15,917	276,319
Electronic Data Systems Corp.	59,746	1,304,853
Equifax, Inc.	16,752	638,586
Fiserv, Inc. *	19,590	996,347
Fluor Corp.	10,368	1,492,785
H & R Block, Inc.	38,111	807,191
Moody's Corp.	26,006	1,310,702
NCR Corp. *	21,190	1,055,262
Paychex, Inc.	39,933	1,637,253
Pitney Bowes, Inc.	25,813	1,172,427
R.R. Donnelley & Sons Company	26,074	953,265
Robert Half International, Inc.	19,245	574,656
Unisys Corp. *	41,083	271,970

		17,084,094

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television - 1.41%
Comcast Corp., Class A *	362,824	$8,773,084
DIRECTV Group, Inc. *	89,171	2,165,072
E.W. Scripps Company, Class A	10,536	442,512
Time Warner, Inc.	437,804	8,038,082
Viacom, Inc., Class B *	80,606	3,141,216

		22,559,966
Cellular Communications - 0.49%
ALLTEL Corp.	41,137	2,866,426
Motorola, Inc.	271,724	5,035,046

		7,901,472
Chemicals - 1.26%
Air Products & Chemicals, Inc.	25,366	2,479,780
Ashland, Inc.	6,563	395,158
Dow Chemical Company	111,533	4,802,611
E.I. Du Pont de Nemours & Company	108,066	5,355,751
Eastman Chemical Company	9,867	658,425
Hercules, Inc.	13,618	286,250
PPG Industries, Inc.	19,259	1,455,018
Praxair, Inc.	37,550	3,145,188
Rohm & Haas Company	16,125	897,679
Sigma-Aldrich Corp.	15,414	751,278

		20,227,138
Coal - 0.16%
CONSOL Energy, Inc.	21,404	997,426
Peabody Energy Corp.	31,169	1,492,060

		2,489,486
Commercial Services - 0.04%
CB Richard Ellis Group, Inc. *	23,148	644,440

Computers & Business Equipment - 6.02%
Apple, Inc. *	102,092	15,675,206
Cisco Systems, Inc. *	715,044	23,675,107
Cognizant Technology Solutions Corp.,
Class A *	16,976	1,354,175
Dell, Inc. *	266,678	7,360,313
EMC Corp. *	246,213	5,121,230
Hewlett-Packard Company	302,654	15,069,143
International Business Machines Corp.	159,706	18,813,367
Juniper Networks, Inc. *	60,353	2,209,523
Lexmark International, Inc. *	11,094	460,734
Network Appliance, Inc. *	41,772	1,124,085
SanDisk Corp. *	26,748	1,473,815
Sun Microsystems, Inc. *	415,289	2,329,771
Xerox Corp. *	109,866	1,905,076

		96,571,545
Construction & Mining Equipment - 0.22%
National Oilwell Varco, Inc. *	20,909	3,021,350
Rowan Companies, Inc.	12,974	474,589

		3,495,939
Construction Materials - 0.11%
Sherwin-Williams Company	12,747	837,605

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	11,217	$999,996

		1,837,601
Containers & Glass - 0.12%
Ball Corp.	12,023	646,236
Bemis Company, Inc.	12,269	357,151
Pactiv Corp. *	15,346	439,816
Sealed Air Corp.	18,961	484,643

		1,927,846
Cosmetics & Toiletries - 2.28%
Avon Products, Inc.	50,791	1,906,186
Colgate-Palmolive Company	59,865	4,269,572
Estee Lauder Companies, Inc., Class A	13,456	571,342
International Flavors & Fragrances, Inc.	10,483	554,131
Kimberly-Clark Corp.	49,965	3,510,541
Procter & Gamble Company	366,363	25,769,974

		36,581,746
Crude Petroleum & Natural Gas - 1.64%
Apache Corp.	38,976	3,510,179
Chesapeake Energy Corp.	48,168	1,698,404
Devon Energy Corp.	52,359	4,356,269
EOG Resources, Inc.	28,739	2,078,692
Marathon Oil Corp.	79,958	4,559,205
Occidental Petroleum Corp.	97,526	6,249,466
Sunoco, Inc.	14,130	1,000,121
XTO Energy, Inc.	45,294	2,800,981

		26,253,317
Drugs & Health Care - 0.44%
Wyeth	157,855	7,032,440

Educational Services - 0.06%
Apollo Group, Inc., Class A *	16,681	1,003,362

Electrical Equipment - 0.42%
Cooper Industries, Ltd., Class A	21,565	1,101,756
Emerson Electric Company	92,980	4,948,396
Molex, Inc.	16,858	453,986
Tektronix, Inc.	8,914	247,274

		6,751,412
Electrical Utilities - 2.67%
Allegheny Energy, Inc. *	19,496	1,018,861
Ameren Corp.	24,372	1,279,530
American Electric Power Company, Inc.	46,865	2,159,539
CenterPoint Energy, Inc. (a)	37,705	604,411
CMS Energy Corp.	26,365	443,459
Consolidated Edison, Inc. (a)	31,811	1,472,849
Constellation Energy Group	21,189	1,817,804
Dominion Resources, Inc. (a)	34,165	2,880,110
DTE Energy Company	20,034	970,447
Dynegy, Inc., Class A *	58,179	537,574
Edison International	38,249	2,120,907
Entergy Corp.	22,972	2,487,638
Exelon Corp.	79,145	5,964,367

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
FirstEnergy Corp.	35,786	$2,266,685
FPL Group, Inc.	47,760	2,907,629
Integrys Energy Group, Inc.	8,921	457,023
PG&E Corp.	41,483	1,982,888
Pinnacle West Capital Corp.	11,776	465,270
PPL Corp.	44,974	2,082,296
Public Service Enterprise Group, Inc.	29,852	2,626,678
TECO Energy, Inc.	24,721	406,166
The AES Corp. *	78,492	1,572,980
The Southern Company	88,801	3,221,700
Xcel Energy, Inc.	49,291	1,061,728

		42,808,539
Electronics - 0.61%
Agilent Technologies, Inc. *	45,379	1,673,577
Harman International Industries, Inc.	7,659	662,657
Jabil Circuit, Inc.	24,366	556,519
L-3 Communications Holdings, Inc.	14,797	1,511,366
Solectron Corp. *	107,290	418,431
Thermo Fisher Scientific, Inc. *	50,079	2,890,560
Tyco Electronics, Ltd.	58,368	2,067,978

		9,781,088
Energy - 0.60%
Duke Energy Corp.	147,945	2,765,092
Progress Energy, Inc.	30,394	1,423,959
Sempra Energy	30,995	1,801,430
TXU Corp.	54,137	3,706,760

		9,697,241
Financial Services - 9.74%
American Capital Strategies, Ltd.	22,063	942,752
American Express Company	138,866	8,244,474
Ameriprise Financial, Inc.	27,621	1,743,161
Bank of New York Mellon Corp.	133,579	5,896,177
Bear Stearns Companies, Inc.	13,632	1,674,146
Capital One Financial Corp.	49,034	3,257,329
Charles Schwab Corp.	111,264	2,403,302
CIT Group, Inc.	22,399	900,440
Citigroup, Inc.	583,991	27,254,860
CME Group, Inc. (a)	6,236	3,662,715
Countrywide Financial Corp.	67,622	1,285,494
Discover Financial Services *	56,025	1,165,320
E*TRADE Financial Corp. *	49,923	651,994
Federal Home Loan Mortgage Corp.	76,323	4,503,820
Federal National Mortgage Association	114,279	6,949,306
Federated Investors, Inc., Class B	10,278	408,037
Fidelity National Information Services, Inc.	19,944	884,915
Franklin Resources, Inc.	19,056	2,429,640
Goldman Sachs Group, Inc.	47,622	10,321,592
IntercontinentalExchange, Inc. *	8,200	1,245,580
Janus Capital Group, Inc.	18,529	524,000
JP Morgan Chase & Company	397,255	18,202,224
Legg Mason, Inc.	15,586	1,313,744

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc.	62,312	$3,846,520
Leucadia National Corp.	19,328	931,996
Merrill Lynch & Company, Inc.	101,184	7,212,396
Morgan Stanley	123,564	7,784,532
PNC Financial Services Group, Inc.	40,149	2,734,147
SLM Corp.	48,440	2,406,015
State Street Corp.	45,728	3,116,820
Synovus Financial Corp.	38,437	1,078,158
T. Rowe Price Group, Inc.	31,129	1,733,574
Washington Mutual, Inc.	102,806	3,630,080
Wells Fargo & Company	392,390	13,976,932
Western Union Company	90,707	1,902,126

		156,218,318
Food & Beverages - 3.24%
Campbell Soup Company	26,381	976,097
Coca-Cola Enterprises, Inc.	33,464	810,498
ConAgra Foods, Inc.	57,501	1,502,501
Constellation Brands, Inc., Class A *	22,777	551,431
Dean Foods Company *	15,205	388,944
General Mills, Inc.	38,763	2,248,642
H.J. Heinz Company	37,466	1,730,929
Hershey Company	19,846	921,053
Kellogg Company	31,147	1,744,232
Kraft Foods, Inc., Class A	185,099	6,387,766
McCormick & Company, Inc.	15,225	547,643
Pepsi Bottling Group, Inc.	16,449	611,409
PepsiCo, Inc.	189,687	13,896,470
Sara Lee Corp.	85,056	1,419,585
Sysco Corp.	71,608	2,548,529
The Coca-Cola Company	233,579	13,423,785
Tyson Foods, Inc., Class A	32,293	576,430
William Wrigley Jr. Company	25,503	1,638,058

		51,924,002
Forest Products - 0.11%
Weyerhaeuser Company	25,341	1,832,154

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	20,509	392,952

Gas & Pipeline Utilities - 0.47%
El Paso Corp.	82,243	1,395,664
Nicor, Inc.	5,296	227,198
NiSource, Inc.	32,185	616,021
Questar Corp.	20,266	1,064,573
Spectra Energy Corp.	74,209	1,816,636
Williams Companies, Inc.	70,465	2,400,038

		7,520,130
Healthcare Products - 3.10%
Bausch & Lomb, Inc.	6,505	416,320
Baxter International, Inc.	75,689	4,259,777
Becton, Dickinson & Company	28,573	2,344,415
Boston Scientific Corp. *	156,617	2,184,807

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
C.R. Bard, Inc.	12,134	$1,070,097
Covidien, Ltd. *	58,366	2,422,189
Johnson & Johnson	339,803	22,325,057
Medtronic, Inc.	133,141	7,510,484
Patterson Companies, Inc. *	16,429	634,324
St. Jude Medical, Inc. *	40,021	1,763,725
Stryker Corp.	27,854	1,915,241
Varian Medical Systems, Inc. *	14,841	621,690
Zimmer Holdings, Inc. *	27,727	2,245,610

		49,713,736
Healthcare Services - 1.73%
Cardinal Health, Inc.	42,794	2,675,909
Coventry Health Care, Inc. *	18,348	1,141,429
Express Scripts, Inc. *	30,271	1,689,727
Humana, Inc. *	19,789	1,382,855
IMS Health, Inc.	22,889	701,319
Laboratory Corp. of America Holdings *	13,771	1,077,306
McKesson Corp.	34,749	2,042,894
Medco Health Solutions, Inc. *	31,788	2,873,317
Quest Diagnostics, Inc.	18,351	1,060,137
UnitedHealth Group, Inc.	155,535	7,532,560
WellPoint, Inc. *	70,887	5,594,402

		27,771,855
Holdings Companies/Conglomerates - 3.38%
General Electric Company	1,202,858	49,798,322
Loews Corp.	52,192	2,523,483
Textron, Inc.	29,315	1,823,686

		54,145,491
Homebuilders - 0.11%
Centex Corp.	14,084	374,212
D.R. Horton, Inc.	32,080	410,945
KB Home (a)	9,037	226,467
Lennar Corp., Class A (a)	16,369	370,758
Pulte Homes, Inc.	24,935	339,365

		1,721,747
Hotels & Restaurants - 1.18%
Darden Restaurants, Inc.	16,633	696,258
Hilton Hotels Corp.	45,831	2,130,683
Marriott International, Inc., Class A	37,514	1,630,734
McDonald's Corp.	139,909	7,620,843
Starbucks Corp. *	87,496	2,292,395
Starwood Hotels & Resorts Worldwide, Inc.	24,633	1,496,455
Wendy's International, Inc.	10,253	357,932
Wyndham Worldwide Corp.	20,966	686,846
Yum! Brands, Inc.	61,042	2,065,051

		18,977,197
Household Appliances - 0.09%
Black & Decker Corp.	7,713	642,493
Whirlpool Corp.	9,157	815,889

		1,458,382

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products - 0.21%
Fortune Brands, Inc.	17,982	$1,465,353
Newell Rubbermaid, Inc.	32,436	934,805
The Clorox Company	16,244	990,722

		3,390,880
Industrial Machinery - 1.23%
Caterpillar, Inc.	75,034	5,884,917
Cummins, Inc.	12,215	1,562,176
Deere & Company	26,048	3,866,044
Dover Corp.	24,016	1,223,615
Ingersoll-Rand Company, Ltd., Class A	33,652	1,833,024
ITT Corp.	21,258	1,444,056
Pall Corp.	14,392	559,849
Parker-Hannifin Corp.	13,638	1,525,138
Terex Corp. *	11,963	1,064,946
W.W. Grainger, Inc.	8,421	767,911

		19,731,676
Insurance - 4.63%
ACE, Ltd.	38,624	2,339,456
Aetna, Inc.	60,036	3,258,154
AFLAC, Inc.	57,346	3,271,016
Allstate Corp.	68,676	3,927,580
Ambac Financial Group, Inc.	11,943	751,334
American International Group, Inc.	301,048	20,365,897
Aon Corp.	34,371	1,540,165
Assurant, Inc.	11,328	606,048
Chubb Corp.	46,173	2,476,720
CIGNA Corp.	33,207	1,769,601
Cincinnati Financial Corp.	20,192	874,516
Genworth Financial, Inc., Class A	51,969	1,597,007
Hartford Financial Services Group, Inc.	37,294	3,451,560
Lincoln National Corp.	31,777	2,096,329
Marsh & McLennan Companies, Inc.	63,628	1,622,514
MBIA, Inc.	14,856	906,959
MetLife, Inc.	87,210	6,081,153
MGIC Investment Corp. (a)	9,621	310,855
Principal Financial Group, Inc.	31,182	1,967,272
Progressive Corp.	85,006	1,649,966
Prudential Financial, Inc.	53,885	5,258,098
SAFECO Corp.	12,221	748,170
The Travelers Companies, Inc.	77,072	3,879,804
Torchmark Corp.	11,234	700,103
UnumProvident Corp.	42,356	1,036,451
XL Capital, Ltd., Class A	21,336	1,689,811

		74,176,539
International Oil - 7.00%
Anadarko Petroleum Corp.	54,460	2,927,225
Chevron Corp.	250,254	23,418,769
ConocoPhillips	191,025	16,766,264
Exxon Mobil Corp.	651,108	60,266,557
Hess Corp.	32,478	2,160,761
Murphy Oil Corp.	22,129	1,546,596

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
Nabors Industries, Ltd. *	33,010	$1,015,718
Noble Corp.	31,520	1,546,056
Weatherford International, Ltd. *	39,562	2,657,775

		112,305,721
Internet Content - 1.22%
Google, Inc., Class A *	27,116	15,382,093
Yahoo!, Inc. *	158,153	4,244,827

		19,626,920
Internet Retail - 0.58%
Amazon.com, Inc. *	35,878	3,342,036
eBay, Inc. *	133,937	5,226,222
IAC/InterActiveCorp. *	22,429	665,468

		9,233,726
Internet Software - 0.22%
Akamai Technologies, Inc. *	19,441	558,540
Symantec Corp. *	105,588	2,046,296
VeriSign, Inc. *	28,626	965,841

		3,570,677
Leisure Time - 1.01%
Brunswick Corp.	10,437	238,590
Carnival Corp. (a)	51,225	2,480,826
Electronic Arts, Inc. *	36,515	2,044,475
Harrah's Entertainment, Inc.	21,981	1,910,808
International Game Technology	39,398	1,698,054
Walt Disney Company	227,856	7,835,968

		16,208,721
Life Sciences - 0.07%
PerkinElmer, Inc.	14,240	415,950
Waters Corp. *	11,717	784,102

		1,200,052
Liquor - 0.37%
Anheuser-Busch Companies, Inc.	87,996	4,398,920
Brown Forman Corp., Class B	10,152	760,486
Molson Coors Brewing Company, Class B	8,001	797,460

		5,956,866
Manufacturing - 1.63%
3M Company	84,033	7,863,808
Danaher Corp.	28,943	2,393,875
Eaton Corp.	17,105	1,694,079
Harley-Davidson, Inc.	29,490	1,362,733
Honeywell International, Inc.	87,859	5,224,975
Illinois Tool Works, Inc.	49,253	2,937,449
Rockwell Automation, Inc.	17,910	1,244,924
Snap-on, Inc.	6,800	336,872
Stanley Works	9,637	540,925
Tyco International, Ltd.	58,362	2,587,771

		26,187,411
Medical-Hospitals - 0.05%
Manor Care, Inc.	8,593	553,389

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Medical-Hospitals (continued)
Tenet Healthcare Corp. *	55,630	$186,917

		740,306
Metal & Metal Products - 0.15%
Precision Castparts Corp.	16,184	2,394,908

Mining - 0.44%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	44,813	4,700,436
Newmont Mining Corp.	53,009	2,371,092

		7,071,528
Office Furnishings & Supplies - 0.10%
Avery Dennison Corp.	12,500	712,750
Office Depot, Inc. *	32,022	660,294
OfficeMax, Inc.	8,843	303,049

		1,676,093
Paper - 0.25%
International Paper Company	50,437	1,809,175
MeadWestvaco Corp.	21,533	635,870
Plum Creek Timber Company, Inc.	20,494	917,311
Temple-Inland, Inc.	12,441	654,770

		4,017,126
Petroleum Services - 2.16%
Baker Hughes, Inc.	37,515	3,390,231
BJ Services Company	34,235	908,939
ENSCO International, Inc.	17,375	974,737
Halliburton Company	104,502	4,012,877
Schlumberger, Ltd.	139,943	14,694,015
Smith International, Inc.	23,541	1,680,827
Tesoro Corp.	16,100	740,922
Transocean, Inc. *	33,960	3,839,178
Valero Energy Corp.	65,016	4,367,775

		34,609,501
Pharmaceuticals - 4.81%
Abbott Laboratories	181,430	9,728,277
Allergan, Inc.	36,101	2,327,432
AmerisourceBergen Corp.	21,152	958,820
Barr Pharmaceuticals, Inc. *	12,586	716,269
Bristol-Myers Squibb Company	232,198	6,691,946
Celgene Corp. *	44,931	3,204,030
Eli Lilly & Company	115,849	6,595,284
Forest Laboratories, Inc. *	37,115	1,384,018
Gilead Sciences, Inc. *	108,751	4,444,653
Hospira, Inc. *	18,443	764,462
King Pharmaceuticals, Inc. *	28,664	335,942
Merck & Company, Inc.	255,496	13,206,588
Mylan Laboratories, Inc.	29,208	466,160
Pfizer, Inc.	813,213	19,866,794
Schering-Plough Corp.	190,110	6,013,179
Watson Pharmaceuticals, Inc. *	12,033	389,869

		77,093,723

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Photography - 0.06%
Eastman Kodak Company (a)	33,693	$901,625

Publishing - 0.28%
Dow Jones & Company, Inc.	7,660	457,302
Gannett Company, Inc.	27,341	1,194,802
McGraw-Hill Companies, Inc.	39,785	2,025,454
Meredith Corp.	4,517	258,824
The New York Times Company, Class A (a)	16,896	333,865
Tribune Company	9,037	246,891

		4,517,138
Railroads & Equipment - 0.69%
Burlington Northern Santa Fe Corp.	35,266	2,862,541
CSX Corp.	51,538	2,202,219
Norfolk Southern Corp.	46,207	2,398,605
Union Pacific Corp.	31,275	3,535,952

		10,999,317
Real Estate - 1.16%
Apartment Investment & Management
Company, Class A, REIT	11,357	512,541
Archstone-Smith Trust, REIT	26,254	1,578,916
Avalon Bay Communities, Inc., REIT	9,361	1,105,160
Boston Properties, Inc., REIT	13,974	1,451,899
Developers Diversified Realty Corp., REIT	14,580	814,585
Equity Residential, REIT	32,534	1,378,140
General Growth Properties, Inc., REIT	28,830	1,545,865
Host Hotels & Resorts, Inc., REIT	61,312	1,375,841
Kimco Realty Corp., REIT	29,610	1,338,668
ProLogis, REIT	30,167	2,001,580
Public Storage, Inc., REIT	14,613	1,149,312
Simon Property Group, Inc., REIT	26,226	2,622,600
Vornado Realty Trust, REIT	15,704	1,717,232

		18,592,339
Retail Grocery - 0.36%
Safeway, Inc.	51,548	1,706,754
SUPERVALU, Inc.	24,665	962,182
The Kroger Company	83,057	2,368,786
Whole Foods Market, Inc. (a)	16,316	798,831

		5,836,553
Retail Trade - 4.04%
Abercrombie & Fitch Company, Class A	10,175	821,122
Bed Bath & Beyond, Inc. *	31,855	1,086,893
Best Buy Company, Inc.	46,732	2,150,607
Big Lots, Inc. *	11,948	356,528
Circuit City Stores, Inc.	19,784	156,491
Costco Wholesale Corp.	51,412	3,155,154
CVS Caremark Corp.	173,852	6,889,755
Dillard's, Inc., Class A	7,143	155,932
Family Dollar Stores, Inc.	17,091	453,937
Gap, Inc.	58,099	1,071,346
Home Depot, Inc.	198,231	6,430,614
J.C. Penney Company, Inc.	26,020	1,648,887

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Kohl's Corp. *	37,307	$2,138,810
Limited Brands, Inc.	37,430	856,773
Lowe's Companies, Inc.	173,581	4,863,740
Macy's, Inc.	50,894	1,644,894
Nordstrom, Inc.	23,223	1,088,926
RadioShack Corp.	16,175	334,175
Sears Holdings Corp. *	8,888	1,130,554
Staples, Inc.	83,813	1,801,141
Target Corp.	99,387	6,318,032
The TJX Companies, Inc.	52,197	1,517,367
Tiffany & Company (a)	16,051	840,270
Walgreen Company	116,650	5,510,546
Wal-Mart Stores, Inc.	281,780	12,299,697

		64,722,191
Sanitary Services - 0.23%
Allied Waste Industries, Inc. *	33,853	431,626
Ecolab, Inc.	20,446	965,051
Waste Management, Inc.	60,941	2,299,913

		3,696,590
Semiconductors - 2.72%
Advanced Micro Devices, Inc. *	64,568	852,298
Altera Corp.	41,802	1,006,592
Analog Devices, Inc.	36,532	1,320,997
Applied Materials, Inc.	161,784	3,348,929
Broadcom Corp., Class A *	55,071	2,006,787
Intel Corp.	685,591	17,729,383
KLA-Tencor Corp.	22,675	1,264,811
Linear Technology Corp. (a)	26,062	911,909
LSI Logic Corp. *	84,063	623,747
MEMC Electronic Materials, Inc. *	26,424	1,555,317
Microchip Technology, Inc.	25,527	927,141
Micron Technology, Inc. *	88,853	986,268
National Semiconductor Corp.	28,222	765,381
Novellus Systems, Inc. *	14,536	396,251
NVIDIA Corp. *	64,428	2,334,871
QLogic Corp. *	17,250	232,013
Teradyne, Inc. *	22,267	307,285
Texas Instruments, Inc.	167,769	6,138,668
Xilinx, Inc.	34,738	908,051

		43,616,699
Software - 2.92%
Adobe Systems, Inc. *	69,080	3,016,033
Autodesk, Inc. *	27,001	1,349,240
BMC Software, Inc. *	23,620	737,653
CA, Inc.	45,625	1,173,475
Citrix Systems, Inc. *	21,102	850,833
Compuware Corp. *	35,575	285,311
Intuit, Inc. *	39,785	1,205,485
Microsoft Corp.	946,553	27,885,451
Novell, Inc. *	41,081	313,859

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Oracle Corp. *	462,191	$10,006,435

		46,823,775
Steel - 0.30%
Allegheny Technologies, Inc.	12,000	1,319,400
Nucor Corp.	33,798	2,009,967
United States Steel Corp.	13,878	1,470,235

		4,799,602
Telecommunications Equipment &
Services - 1.97%
Avaya, Inc. *	53,642	909,768
Ciena Corp. *	10,092	384,303
Citizens Communications Company	39,944	571,998
Corning, Inc.	184,664	4,551,968
Embarq Corp.	17,912	995,907
JDS Uniphase Corp. *	24,847	371,711
QUALCOMM, Inc.	196,548	8,306,119
Tellabs, Inc. *	51,454	489,842
Verizon Communications, Inc.	340,746	15,088,233

		31,669,849
Telephone - 2.48%
AT&T, Inc.	715,993	30,293,664
CenturyTel, Inc.	13,139	607,285
Qwest Communications International, Inc. *	187,561	1,718,059
Sprint Nextel Corp.	334,181	6,349,439
Windstream Corp.	56,044	791,341

		39,759,788
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	24,771	753,286

Tobacco - 1.21%
Altria Group, Inc.	247,143	17,183,853
Reynolds American, Inc. (a)	20,086	1,277,269
UST, Inc.	18,710	928,016

		19,389,138
Toys, Amusements & Sporting Goods - 0.10%
Hasbro, Inc.	18,781	523,614
Mattel, Inc.	46,324	1,086,761

		1,610,375
Transportation - 0.07%
C.H. Robinson Worldwide, Inc.	20,263	1,100,078

Trucking & Freight - 0.84%
FedEx Corp.	36,248	3,796,978
Ryder Systems, Inc.	7,023	344,127
United Parcel Service, Inc., Class B	123,241	9,255,399

		13,396,504

TOTAL COMMON STOCKS (Cost $1,217,327,748)		$1,581,303,319

SHORT TERM INVESTMENTS - 2.83%
Dresdner U.S. Finance, Inc.
5.16% due 10/01/2007	$22,916,000	$22,909,431

500 Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Federal Home Loan Mortgage Corp. Discount Notes
5.14% due 10/15/2007	$1,500,000	$1,496,573
John Hancock Cash Investment Trust	18,985,802	18,985,802
U.S. Treasury Bills
zero due 12/13/2007	2,000,000	1,984,375

TOTAL SHORT TERM INVESTMENTS
(Cost $45,376,181)		$45,376,181

Total Investments (500 Index Trust)
(Cost $1,262,703,929) - 101.44%		$1,626,679,500
Liabilities in Excess of Other Assets - (1.44)%		(23,128,646)

TOTAL NET ASSETS - 100.00%		$1,603,550,854

500 Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.23%

Advertising - 0.18%
Interpublic Group of Companies, Inc. *	44,760	$464,609
Monster Worldwide, Inc. *	12,566	427,998
Omnicom Group, Inc.	31,168	1,498,869

		2,391,476
Aerospace - 2.26%
Boeing Company	74,404	7,811,676
General Dynamics Corp.	38,517	3,253,531
Goodrich Corp.	11,890	811,255
Lockheed Martin Corp.	32,964	3,576,264
Northrop Grumman Corp.	32,629	2,545,062
Raytheon Company	41,520	2,649,806
Rockwell Collins, Inc.	15,823	1,155,712
United Technologies Corp.	94,158	7,577,836

		29,381,142
Agriculture - 0.50%
Archer-Daniels-Midland Company	61,101	2,021,221
Monsanto Company	51,785	4,440,046

		6,461,267
Air Travel - 0.08%
Southwest Airlines Company	70,949	1,050,045

Aluminum - 0.25%
Alcoa, Inc.	83,928	3,283,263

Apparel & Textiles - 0.46%
Cintas Corp.	12,807	475,140
Coach, Inc. *	35,421	1,674,351
Jones Apparel Group, Inc.	8,871	187,444
Liz Claiborne, Inc.	9,709	333,310
NIKE, Inc., Class B	36,705	2,153,115
Polo Ralph Lauren Corp., Class A	5,687	442,164
VF Corp.	8,437	681,288

		5,946,812

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 0.27%
AutoZone, Inc. *	4,344	$504,512
Genuine Parts Company	16,133	806,650
Johnson Controls, Inc.	18,798	2,220,232

		3,531,394
Auto Services - 0.02%
AutoNation, Inc. *	14,388	254,955

Automobiles - 0.44%
Ford Motor Company *	199,331	1,692,320
General Motors Corp.	53,722	1,971,597
PACCAR, Inc.	23,602	2,012,071

		5,675,988
Banking - 4.15%
Banco Bilbao Vizcaya Argentaria, S.A., ADR *	700	16,287
Bank of America Corp.	421,273	21,177,394
BB&T Corp.	52,401	2,116,476
Comerica, Inc.	14,526	744,893
Commerce Bancorp, Inc.	18,251	707,774
Fifth Third Bancorp	50,858	1,723,069
First Horizon National Corp. (a)	11,985	319,520
Hudson City Bancorp, Inc.	50,491	776,552
Huntington BancShares, Inc.	34,740	589,885
KeyCorp	36,965	1,195,078
M&T Bank Corp.	7,121	736,667
Marshall & Ilsley Corp.	25,305	1,107,600
National City Corp.	60,122	1,508,461
Northern Trust Corp.	18,179	1,204,722
Regions Financial Corp.	66,829	1,970,119
Sovereign Bancorp, Inc.	34,117	581,354
SunTrust Banks, Inc.	33,138	2,507,553
US Bancorp	163,904	5,331,797
Wachovia Corp.	180,668	9,060,500
Zions Bancorp	10,213	701,327

		54,077,028
Biotechnology - 0.78%
Amgen, Inc. *	103,173	5,836,497
Applera Corp.	17,410	603,082
Biogen Idec, Inc. *	27,335	1,813,130
Genzyme Corp. *	25,035	1,551,169
Millipore Corp. *	5,122	388,248

		10,192,126
Broadcasting - 0.66%
CBS Corp., Class B	65,026	2,048,319
Clear Channel Communications, Inc.	47,273	1,769,901
News Corp., Class A	219,782	4,833,006

		8,651,226
Building Materials & Construction - 0.11%
American Standard Companies, Inc.	17,229	613,697
Masco Corp.	34,855	807,590

		1,421,287

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 1.06%
Affiliated Computer Services, Inc., Class A *	9,452	$474,868
Automatic Data Processing, Inc.	50,418	2,315,699
Computer Sciences Corp. *	16,519	923,412
Convergys Corp. *	12,872	223,458
Electronic Data Systems Corp.	48,317	1,055,243
Equifax, Inc.	13,548	516,450
Fiserv, Inc. *	15,843	805,775
Fluor Corp.	8,384	1,207,128
H & R Block, Inc.	30,820	652,768
Moody's Corp.	21,031	1,059,962
NCR Corp. *	17,136	853,373
Paychex, Inc.	32,294	1,324,054
Pitney Bowes, Inc.	20,875	948,143
R.R. Donnelley & Sons Company	21,086	770,904
Robert Half International, Inc.	15,564	464,741
Unisys Corp. *	33,223	219,936

		13,815,914
Cable & Television - 1.40%
Comcast Corp., Class A *	293,416	7,094,799
DIRECTV Group, Inc. *	72,113	1,750,904
E.W. Scripps Company, Class A	8,521	357,882
Time Warner, Inc.	354,052	6,500,395
Viacom, Inc., Class B *	65,186	2,540,298

		18,244,278
Cellular Communications - 0.49%
ALLTEL Corp.	33,267	2,318,044
Motorola, Inc.	219,743	4,071,838

		6,389,882
Chemicals - 1.26%
Air Products & Chemicals, Inc.	20,513	2,005,351
Ashland, Inc.	5,307	319,535
Dow Chemical Company	90,197	3,883,883
E.I. Du Pont de Nemours & Company	87,393	4,331,197
Eastman Chemical Company	7,979	532,439
Hercules, Inc.	11,013	231,493
PPG Industries, Inc.	15,575	1,176,691
Praxair, Inc.	30,366	2,543,456
Rohm & Haas Company	13,040	725,937
Sigma-Aldrich Corp.	12,465	607,544

		16,357,526
Coal - 0.15%
CONSOL Energy, Inc.	17,309	806,600
Peabody Energy Corp.	25,207	1,206,659

		2,013,259
Commercial Services - 0.04%
CB Richard Ellis Group, Inc. *	18,720	521,165

Computers & Business Equipment - 6.00%
Apple, Inc. *	82,562	12,676,569
Cisco Systems, Inc. *	578,255	19,146,023

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Cognizant Technology Solutions Corp.,
Class A *	13,728	$1,095,083
Dell, Inc. *	215,662	5,952,271
EMC Corp. *	199,112	4,141,530
Hewlett-Packard Company	244,756	12,186,401
International Business Machines Corp.	129,154	15,214,341
Juniper Networks, Inc. *	48,808	1,786,861
Lexmark International, Inc. *	8,972	372,607
Network Appliance, Inc. *	33,781	909,047
SanDisk Corp. *	21,631	1,191,868
Sun Microsystems, Inc. *	335,844	1,884,085
Xerox Corp. *	88,848	1,540,624

		78,097,310
Construction & Mining Equipment - 0.22%
National Oilwell Varco, Inc. *	16,909	2,443,351
Rowan Companies, Inc.	10,492	383,797

		2,827,148
Construction Materials - 0.11%
Sherwin-Williams Company	10,308	677,339
Vulcan Materials Company	9,071	808,679

		1,486,018
Containers & Glass - 0.12%
Ball Corp.	9,723	522,611
Bemis Company, Inc.	9,922	288,829
Pactiv Corp. *	12,410	355,671
Sealed Air Corp.	15,334	391,937

		1,559,048
Cosmetics & Toiletries - 2.27%
Avon Products, Inc.	41,075	1,541,545
Colgate-Palmolive Company	48,413	3,452,815
Estee Lauder Companies, Inc., Class A	10,882	462,050
International Flavors & Fragrances, Inc.	8,477	448,094
Kimberly-Clark Corp.	40,407	2,838,996
Procter & Gamble Company	296,277	20,840,124

		29,583,624
Crude Petroleum & Natural Gas - 1.63%
Apache Corp.	31,520	2,838,691
Chesapeake Energy Corp.	38,954	1,373,518
Devon Energy Corp.	42,342	3,522,854
EOG Resources, Inc.	23,241	1,681,022
Marathon Oil Corp.	64,662	3,687,027
Occidental Petroleum Corp.	78,869	5,053,926
Sunoco, Inc.	11,427	808,803
XTO Energy, Inc.	36,629	2,265,137

		21,230,978
Drugs & Health Care - 0.44%
Wyeth	127,657	5,687,119

Educational Services - 0.06%
Apollo Group, Inc., Class A *	13,490	811,424

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 0.42%
Cooper Industries, Ltd., Class A	17,439	$890,959
Emerson Electric Company	75,193	4,001,771
Molex, Inc.	13,633	367,137
Tektronix, Inc.	7,208	199,950

		5,459,817
Electrical Utilities - 2.66%
Allegheny Energy, Inc. *	15,767	823,983
Ameren Corp.	19,709	1,034,723
American Electric Power Company, Inc.	37,900	1,746,432
CenterPoint Energy, Inc. (a)	30,492	488,787
CMS Energy Corp.	21,321	358,619
Consolidated Edison, Inc. (a)	25,726	1,191,114
Constellation Energy Group	17,136	1,470,097
Dominion Resources, Inc. (a)	27,629	2,329,125
DTE Energy Company	16,201	784,776
Dynegy, Inc., Class A *	47,049	434,733
Edison International	30,932	1,715,179
Entergy Corp.	18,578	2,011,812
Exelon Corp.	64,004	4,823,341
FirstEnergy Corp.	28,940	1,833,060
FPL Group, Inc.	38,624	2,351,429
Integrys Energy Group, Inc.	7,215	369,624
PG&E Corp.	33,547	1,603,547
Pinnacle West Capital Corp.	9,523	376,254
PPL Corp.	36,371	1,683,977
Public Service Enterprise Group, Inc.	24,141	2,124,167
TECO Energy, Inc.	19,988	328,403
The AES Corp. *	63,477	1,272,079
The Southern Company	71,814	2,605,412
Xcel Energy, Inc.	39,862	858,627

		34,619,300
Electronics - 0.61%
Agilent Technologies, Inc. *	36,698	1,353,422
Harman International Industries, Inc.	6,194	535,905
Jabil Circuit, Inc.	19,705	450,062
L-3 Communications Holdings, Inc.	11,966	1,222,207
Solectron Corp. *	86,766	338,388
Thermo Fisher Scientific, Inc. *	40,499	2,337,602
Tyco Electronics, Ltd.	47,202	1,672,367

		7,909,953
Energy - 0.60%
Duke Energy Corp.	119,643	2,236,128
Progress Energy, Inc.	24,580	1,151,573
Sempra Energy	25,066	1,456,836
TXU Corp.	43,781	2,997,685

		7,842,222
Financial Services - 9.70%
American Capital Strategies, Ltd. (a)	17,842	762,389
American Express Company	112,300	6,667,251
Ameriprise Financial, Inc.	22,337	1,409,688
Bank of New York Mellon Corp.	108,025	4,768,224

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Bear Stearns Companies, Inc.	11,025	$1,353,980
Capital One Financial Corp.	39,654	2,634,215
Charles Schwab Corp.	89,979	1,943,546
CIT Group, Inc.	18,114	728,183
Citigroup, Inc.	472,273	22,040,981
CME Group, Inc. (a)	5,043	2,962,006
Countrywide Financial Corp.	54,686	1,039,581
Discover Financial Services *	45,308	942,406
E*TRADE Financial Corp. *	40,373	527,271
Federal Home Loan Mortgage Corp.	61,723	3,642,274
Federal National Mortgage Association	92,417	5,619,878
Federated Investors, Inc., Class B	8,311	329,947
Fidelity National Information Services, Inc.	16,129	715,644
Franklin Resources, Inc.	15,411	1,964,903
Goldman Sachs Group, Inc.	38,512	8,347,091
IntercontinentalExchange, Inc. *	6,600	1,002,540
Janus Capital Group, Inc.	14,985	423,776
JP Morgan Chase & Company	321,260	14,720,133
Legg Mason, Inc.	12,605	1,062,475
Lehman Brothers Holdings, Inc.	50,392	3,110,698
Leucadia National Corp.	15,631	753,727
Merrill Lynch & Company, Inc.	81,828	5,832,700
Morgan Stanley	99,926	6,295,338
PNC Financial Services Group, Inc.	32,469	2,211,139
SLM Corp.	39,173	1,945,723
State Street Corp.	36,980	2,520,557
Synovus Financial Corp.	31,084	871,906
T. Rowe Price Group, Inc.	25,174	1,401,940
Washington Mutual, Inc.	83,139	2,935,638
Wells Fargo & Company	317,326	11,303,152
Western Union Company	73,354	1,538,233

		126,329,133
Food & Beverages - 3.23%
Campbell Soup Company	21,334	789,358
Coca-Cola Enterprises, Inc.	27,062	655,442
ConAgra Foods, Inc.	46,501	1,215,071
Constellation Brands, Inc., Class A *	18,420	445,948
Dean Foods Company *	12,297	314,557
General Mills, Inc.	31,347	1,818,439
H.J. Heinz Company	30,299	1,399,814
Hershey Company	16,050	744,880
Kellogg Company	25,189	1,410,584
Kraft Foods, Inc., Class A	149,689	5,165,767
McCormick & Company, Inc.	12,313	442,899
Pepsi Bottling Group, Inc.	13,303	494,472
PepsiCo, Inc.	153,399	11,238,011
Sara Lee Corp.	68,785	1,148,022
Sysco Corp.	57,909	2,060,981
The Coca-Cola Company	188,895	10,855,796
Tyson Foods, Inc., Class A	26,115	466,153

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
William Wrigley Jr. Company	20,625	$1,324,744

		41,990,938
Forest Products - 0.11%
Weyerhaeuser Company	20,493	1,481,644

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	16,586	317,788

Gas & Pipeline Utilities - 0.47%
El Paso Corp.	66,510	1,128,675
Nicor, Inc. (a)	4,283	183,741
NiSource, Inc.	26,028	498,176
Questar Corp.	16,389	860,914
Spectra Energy Corp.	60,013	1,469,118
Williams Companies, Inc.	56,985	1,940,909

		6,081,533
Healthcare Products - 3.09%
Bausch & Lomb, Inc.	5,261	336,704
Baxter International, Inc.	61,209	3,444,843
Becton, Dickinson & Company	23,107	1,895,929
Boston Scientific Corp. *	126,656	1,766,851
C.R. Bard, Inc.	9,813	865,408
Covidien, Ltd. *	47,201	1,958,841
Johnson & Johnson	274,798	18,054,229
Medtronic, Inc.	107,671	6,073,721
Patterson Companies, Inc. *	13,286	512,972
St. Jude Medical, Inc. *	32,365	1,426,326
Stryker Corp.	22,525	1,548,819
Varian Medical Systems, Inc. *	12,002	502,764
Zimmer Holdings, Inc. *	22,422	1,815,958

		40,203,365
Healthcare Services - 1.73%
Cardinal Health, Inc.	34,608	2,164,038
Coventry Health Care, Inc. *	14,838	923,072
Express Scripts, Inc. *	24,480	1,366,474
Humana, Inc. *	16,003	1,118,290
IMS Health, Inc.	18,510	567,146
Laboratory Corp. of America Holdings *	11,136	871,169
McKesson Corp.	28,102	1,652,117
Medco Health Solutions, Inc. *	25,707	2,323,656
Quest Diagnostics, Inc.	14,841	857,364
UnitedHealth Group, Inc.	125,781	6,091,574
WellPoint, Inc. *	57,326	4,524,168

		22,459,068
Holdings Companies/Conglomerates - 3.36%
General Electric Company	972,750	40,271,850
Loews Corp.	42,207	2,040,708
Textron, Inc.	23,707	1,474,813

		43,787,371
Homebuilders - 0.11%
Centex Corp.	11,390	302,632
D.R. Horton, Inc.	25,943	332,330

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Homebuilders (continued)
KB Home (a)	7,309	$183,163
Lennar Corp., Class A (a)	13,238	299,841
Pulte Homes, Inc.	20,165	274,446

		1,392,412
Hotels & Restaurants - 1.18%
Darden Restaurants, Inc.	13,451	563,059
Hilton Hotels Corp.	37,063	1,723,059
Marriott International, Inc., Class A	30,338	1,318,793
McDonald's Corp.	113,144	6,162,953
Starbucks Corp. *	70,758	1,853,859
Starwood Hotels & Resorts Worldwide, Inc.	19,921	1,210,201
Wendy's International, Inc.	8,291	289,439
Wyndham Worldwide Corp.	16,955	555,446
Yum! Brands, Inc.	49,364	1,669,984

		15,346,793
Household Appliances - 0.09%
Black & Decker Corp.	6,237	519,542
Whirlpool Corp.	7,405	659,786

		1,179,328
Household Products - 0.21%
Fortune Brands, Inc.	14,542	1,185,028
Newell Rubbermaid, Inc.	26,231	755,977
The Clorox Company	13,137	801,226

		2,742,231
Industrial Machinery - 1.23%
Caterpillar, Inc.	60,680	4,759,132
Cummins, Inc.	9,878	1,263,297
Deere & Company	21,065	3,126,467
Dover Corp.	19,422	989,551
Ingersoll-Rand Company, Ltd., Class A	27,215	1,482,401
ITT Corp.	17,192	1,167,853
Pall Corp.	11,639	452,757
Parker-Hannifin Corp.	11,029	1,233,373
Terex Corp. *	9,674	861,180
W.W. Grainger, Inc.	6,810	621,004

		15,957,015
Insurance - 4.61%
ACE, Ltd.	31,235	1,891,904
Aetna, Inc.	48,551	2,634,863
AFLAC, Inc.	46,376	2,645,287
Allstate Corp.	55,538	3,176,218
Ambac Financial Group, Inc.	9,658	607,585
American International Group, Inc.	243,457	16,469,866
Aon Corp.	27,796	1,245,539
Assurant, Inc.	9,161	490,113
Chubb Corp.	37,340	2,002,918
CIGNA Corp.	26,854	1,431,050
Cincinnati Financial Corp.	16,329	707,209
Genworth Financial, Inc., Class A	42,027	1,291,490
Hartford Financial Services Group, Inc.	30,160	2,791,308

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Lincoln National Corp.	25,698	$1,695,297
Marsh & McLennan Companies, Inc.	51,456	1,312,128
MBIA, Inc.	12,014	733,455
MetLife, Inc.	70,527	4,917,848
MGIC Investment Corp. (a)	7,781	251,404
Principal Financial Group, Inc.	25,217	1,590,940
Progressive Corp.	68,744	1,334,321
Prudential Financial, Inc.	43,576	4,252,146
SAFECO Corp.	9,883	605,037
The Travelers Companies, Inc.	62,328	3,137,591
Torchmark Corp.	9,085	566,177
UnumProvident Corp.	34,253	838,171
XL Capital, Ltd., Class A	17,254	1,366,517

		59,986,382
International Oil - 6.98%
Anadarko Petroleum Corp.	44,042	2,367,258
Chevron Corp.	202,380	18,938,720
ConocoPhillips	154,481	13,558,797
Exxon Mobil Corp.	526,550	48,737,468
Hess Corp.	26,265	1,747,411
Murphy Oil Corp.	17,896	1,250,751
Nabors Industries, Ltd. *	26,695	821,405
Noble Corp.	25,490	1,250,285
Weatherford International, Ltd. *	31,993	2,149,290

		90,821,385
Internet Content - 1.22%
Google, Inc., Class A *	21,929	12,439,664
Yahoo!, Inc. *	127,898	3,432,782

		15,872,446
Internet Retail - 0.57%
Amazon.com, Inc. *	29,015	2,702,747
eBay, Inc. *	108,314	4,226,413
IAC/InterActiveCorp. *	18,139	538,184

		7,467,344
Internet Software - 0.22%
Akamai Technologies, Inc. *	15,722	451,693
Symantec Corp. *	85,389	1,654,839
VeriSign, Inc. *	23,149	781,047

		2,887,579
Leisure Time - 1.01%
Brunswick Corp.	8,441	192,961
Carnival Corp. (a)	41,426	2,006,261
Electronic Arts, Inc. *	29,529	1,653,329
Harrah's Entertainment, Inc.	17,776	1,545,268
International Game Technology	31,861	1,373,209
Walt Disney Company	184,267	6,336,942

		13,107,970
Life Sciences - 0.07%
PerkinElmer, Inc.	11,516	336,382

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Life Sciences (continued)
Waters Corp. *	9,476	$634,134

		970,516
Liquor - 0.37%
Anheuser-Busch Companies, Inc.	71,162	3,557,388
Brown Forman Corp., Class B	8,210	615,011
Molson Coors Brewing Company, Class B	6,471	644,965

		4,817,364
Manufacturing - 1.63%
3M Company	67,958	6,359,510
Danaher Corp.	23,406	1,935,910
Eaton Corp.	13,832	1,369,921
Harley-Davidson, Inc.	23,848	1,102,016
Honeywell International, Inc.	71,051	4,225,403
Illinois Tool Works, Inc.	39,831	2,375,521
Rockwell Automation, Inc.	14,484	1,006,783
Snap-on, Inc.	5,499	272,420
Stanley Works	7,793	437,421
Tyco International, Ltd.	47,197	2,092,715

		21,177,620
Medical-Hospitals - 0.05%
Manor Care, Inc.	6,949	447,515
Tenet Healthcare Corp. *	44,988	151,160

		598,675
Metal & Metal Products - 0.15%
Precision Castparts Corp.	13,088	1,936,762

Mining - 0.44%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	36,241	3,801,318
Newmont Mining Corp.	42,868	1,917,486

		5,718,804
Office Furnishings & Supplies - 0.10%
Avery Dennison Corp.	10,109	576,415
Office Depot, Inc. *	25,896	533,975
OfficeMax, Inc.	7,151	245,065

		1,355,455
Paper - 0.25%
International Paper Company	40,788	1,463,066
MeadWestvaco Corp.	17,414	514,235
Plum Creek Timber Company, Inc.	16,574	741,852
Temple-Inland, Inc.	10,061	529,511

		3,248,664
Petroleum Services - 2.15%
Baker Hughes, Inc.	30,338	2,741,645
BJ Services Company	27,686	735,064
ENSCO International, Inc.	14,051	788,261
Halliburton Company	84,510	3,245,184
Schlumberger, Ltd.	113,172	11,883,060
Smith International, Inc.	19,037	1,359,242
Tesoro Corp.	13,000	598,260
Transocean, Inc. *	27,464	3,104,805

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Valero Energy Corp.	52,579	$3,532,257

		27,987,778
Pharmaceuticals - 4.79%
Abbott Laboratories	146,722	7,867,234
Allergan, Inc.	29,195	1,882,202
AmerisourceBergen Corp.	17,105	775,370
Barr Pharmaceuticals, Inc. *	10,178	579,230
Bristol-Myers Squibb Company	187,778	5,411,762
Celgene Corp. *	36,336	2,591,120
Eli Lilly & Company	93,687	5,333,601
Forest Laboratories, Inc. *	30,015	1,119,259
Gilead Sciences, Inc. *	87,946	3,594,353
Hospira, Inc. *	14,915	618,227
King Pharmaceuticals, Inc. *	23,180	271,670
Merck & Company, Inc.	206,619	10,680,136
Mylan Laboratories, Inc.	23,621	376,991
Pfizer, Inc.	657,645	16,066,267
Schering-Plough Corp.	153,742	4,862,859
Watson Pharmaceuticals, Inc. *	9,731	315,284

		62,345,565
Photography - 0.06%
Eastman Kodak Company (a)	27,247	729,130

Publishing - 0.28%
Dow Jones & Company, Inc.	6,194	369,782
Gannett Company, Inc.	22,111	966,251
McGraw-Hill Companies, Inc.	32,174	1,637,978
Meredith Corp.	3,653	209,317
The New York Times Company, Class A (a)	13,664	270,001
Tribune Company	7,308	199,654

		3,652,983
Railroads & Equipment - 0.68%
Burlington Northern Santa Fe Corp.	28,520	2,314,968
CSX Corp.	41,679	1,780,944
Norfolk Southern Corp.	37,368	1,939,773
Union Pacific Corp.	25,292	2,859,514

		8,895,199
Real Estate - 1.15%
Apartment Investment & Management
Company, Class A, REIT	9,184	414,474
Archstone-Smith Trust, REIT	21,232	1,276,892
Avalon Bay Communities, Inc., REIT	7,570	893,714
Boston Properties, Inc., REIT	11,301	1,174,174
Developers Diversified Realty Corp., REIT	11,791	658,763
Equity Residential, REIT	26,311	1,114,534
General Growth Properties, Inc., REIT	23,315	1,250,150
Host Hotels & Resorts, Inc., REIT	49,583	1,112,643
Kimco Realty Corp., REIT	23,946	1,082,599
ProLogis, REIT	24,396	1,618,675
Public Storage, Inc., REIT	11,817	929,407
Simon Property Group, Inc., REIT	21,209	2,120,900

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Vornado Realty Trust, REIT	12,700	$1,388,745

		15,035,670
Retail Grocery - 0.36%
Safeway, Inc.	41,687	1,380,257
SUPERVALU, Inc.	19,946	778,094
The Kroger Company	67,168	1,915,631
Whole Foods Market, Inc. (a)	13,195	646,027

		4,720,009
Retail Trade - 4.02%
Abercrombie & Fitch Company, Class A	8,228	664,000
Bed Bath & Beyond, Inc. *	25,761	878,965
Best Buy Company, Inc.	37,792	1,739,188
Big Lots, Inc. *	9,662	288,314
Circuit City Stores, Inc.	15,999	126,552
Costco Wholesale Corp.	41,577	2,551,581
CVS Caremark Corp.	140,594	5,571,740
Dillard's, Inc., Class A	5,776	126,090
Family Dollar Stores, Inc.	13,822	367,112
Gap, Inc.	46,985	866,403
Home Depot, Inc.	160,310	5,200,456
J.C. Penney Company, Inc.	21,042	1,333,432
Kohl's Corp. *	30,170	1,729,646
Limited Brands, Inc.	30,269	692,857
Lowe's Companies, Inc.	140,375	3,933,308
Macy's, Inc.	41,158	1,330,227
Nordstrom, Inc.	18,780	880,594
RadioShack Corp.	13,080	270,233
Sears Holdings Corp. *	7,187	914,186
Staples, Inc.	67,779	1,456,571
Target Corp.	80,375	5,109,439
The TJX Companies, Inc.	42,211	1,227,074
Tiffany & Company	12,980	679,503
Walgreen Company	94,335	4,456,385
Wal-Mart Stores, Inc.	227,875	9,946,744

		52,340,600
Sanitary Services - 0.23%
Allied Waste Industries, Inc. *	27,377	349,057
Ecolab, Inc.	16,535	780,452
Waste Management, Inc.	49,283	1,859,940

		2,989,449
Semiconductors - 2.71%
Advanced Micro Devices, Inc. *	52,216	689,251
Altera Corp.	33,805	814,024
Analog Devices, Inc.	29,543	1,068,275
Applied Materials, Inc.	130,834	2,708,264
Broadcom Corp., Class A *	44,536	1,622,892
Intel Corp.	554,437	14,337,741
KLA-Tencor Corp.	18,338	1,022,894
Linear Technology Corp. (a)	21,076	737,449
LSI Logic Corp. *	67,981	504,419
MEMC Electronic Materials, Inc. *	21,369	1,257,779

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Microchip Technology, Inc.	20,643	$749,754
Micron Technology, Inc. *	71,856	797,601
National Semiconductor Corp.	22,823	618,960
Novellus Systems, Inc. *	11,755	320,441
NVIDIA Corp. *	52,103	1,888,213
QLogic Corp. *	13,950	187,627
Teradyne, Inc. *	18,007	248,497
Texas Instruments, Inc.	135,674	4,964,312
Xilinx, Inc.	28,092	734,325

		35,272,718
Software - 2.91%
Adobe Systems, Inc. *	55,865	2,439,066
Autodesk, Inc. *	21,836	1,091,145
BMC Software, Inc. *	19,101	596,524
CA, Inc.	36,897	948,991
Citrix Systems, Inc. *	17,066	688,101
Compuware Corp. *	28,769	230,728
Intuit, Inc. *	32,174	974,872
Microsoft Corp.	765,476	22,550,923
Novell, Inc. *	33,214	253,755
Oracle Corp. *	373,774	8,092,207

		37,866,312
Steel - 0.30%
Allegheny Technologies, Inc.	9,704	1,066,955
Nucor Corp.	27,333	1,625,493
United States Steel Corp.	11,223	1,188,965

		3,881,413
Telecommunications Equipment &
Services - 1.97%
Avaya, Inc. *	43,380	735,725
Ciena Corp. *	8,161	310,771
Citizens Communications Company	32,303	462,579
Corning, Inc.	149,337	3,681,157
Embarq Corp.	14,485	805,366
JDS Uniphase Corp. *	20,094	300,606
QUALCOMM, Inc.	158,948	6,717,142
Tellabs, Inc. *	41,611	396,137
Verizon Communications, Inc.	275,561	12,201,841

		25,611,324
Telephone - 2.47%
AT&T, Inc.	579,023	24,498,463
CenturyTel, Inc.	10,625	491,087
Qwest Communications International, Inc. *	151,680	1,389,389
Sprint Nextel Corp.	270,252	5,134,788
Windstream Corp.	45,323	639,961

		32,153,688
Tires & Rubber - 0.05%
Goodyear Tire & Rubber Company *	20,032	609,173

Tobacco - 1.20%
Altria Group, Inc.	199,864	13,896,544

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

500 Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tobacco (continued)
Reynolds American, Inc. (a)	16,243	$1,032,892
UST, Inc.	15,131	750,498

		15,679,934
Toys, Amusements & Sporting Goods - 0.10%
Hasbro, Inc.	15,188	423,441
Mattel, Inc.	37,462	878,859

		1,302,300
Transportation - 0.07%
C.H. Robinson Worldwide, Inc.	16,386	889,596

Trucking & Freight - 0.83%
FedEx Corp.	29,314	3,070,641
Ryder Systems, Inc.	5,680	278,320
United Parcel Service, Inc., Class B	99,665	7,484,842

		10,833,803

TOTAL COMMON STOCKS (Cost $999,795,348)		$1,278,806,223

SHORT TERM INVESTMENTS - 2.60%
Dresdner U.S. Finance, Inc.
5.16% due 10/01/2007	$18,020,000	$18,020,000
John Hancock Cash Investment Trust (c)	13,756,811	13,756,811
U.S. Treasury Bills
zero coupon due 12/13/2007 ****	2,100,000	2,084,031

TOTAL SHORT TERM INVESTMENTS
(Cost $33,860,842)		$33,860,842

Total Investments (500 Index Trust B)
(Cost $1,033,656,190) - 100.83%		$1,312,667,065
Liabilities in Excess of Other Assets - (0.83)%		(10,829,291)

TOTAL NET ASSETS - 100.00%		$1,301,837,774

Active Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 10.75%

U.S. Treasury Bonds - 0.69%
4.75% due 02/15/2037 (a)	$17,721,000	$17,475,954
4.50% due 02/15/2036 (a)	235,000	222,791

		17,698,745
U.S. Treasury Notes - 10.06%
4.125% due 08/31/2012	19,920,000	19,829,737
4.50% due 04/30/2012 (a)	56,007,000	56,693,982
4.75% due 05/15/2014	4,880,000	4,989,800
4.75% due 08/15/2017 (a)	82,803,000	83,915,707
4.25% due 11/15/2013 (a)***	21,710,000	21,647,236
4.75% due 05/31/2012 (a)	70,790,000	72,399,340

		259,475,802

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $272,864,767)		$277,174,547

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.00%

Federal Home Loan Bank - 0.20%
5.50% due 08/13/2014	$4,955,000	$5,152,258

Federal Home Loan Mortgage Corp. - 4.18%
3.914% due 06/01/2034	5,526,457	5,435,022
4.50% due 01/15/2015	3,310,000	3,239,974
5.00% due 04/01/2018 to 07/01/2035	7,679,967	7,461,988
5.168% due 11/01/2035	5,822,309	5,707,689
5.287% due 12/01/2035	5,291,960	5,201,946
5.50% due 08/23/2017 to 03/01/2036	53,825,901	54,408,751
5.64% due 04/01/2037	5,184,805	5,180,045
5.82% due 04/01/2037	4,011,798	4,044,726
5.845% due 11/01/2036	4,196,564	4,209,222
5.875% due 03/21/2011	4,049,000	4,231,537
5.882% due 03/01/2037 (b)	8,574,222	8,617,065

		107,737,965
Federal National Mortgage
Association - 26.96%
3.716% due 07/01/2033 (b)	309,742	312,812
4.375% due 03/15/2013	1,030,000	1,014,966
4.50% TBA **	38,160,000	36,740,906
4.875% due 12/15/2016	3,915,000	3,882,811
4.919% due 08/01/2034	3,967,731	3,949,625
5.00% due 05/01/2018 to 08/01/2035	33,479,853	32,501,783
5.00% TBA **	147,180,000	141,525,300
5.493% due 03/01/2037	6,106,721	6,085,381
5.50% due 03/15/2011 to 05/01/2037	115,989,451	114,290,249
5.50% TBA **	132,110,000	129,691,544
6.00% due 05/01/2035 to 08/01/2037	113,311,309	113,518,296
6.00% TBA **	78,485,000	78,744,072
6.50% due 02/01/2036 to 07/01/2037	24,375,314	24,821,508
6.625% due 09/15/2009 (a)	2,314,000	2,409,665
7.00% due 09/01/2010 to 10/25/2041	5,142,527	5,314,929
7.50% due 09/01/2029 to 08/01/2031	283,434	296,752

		695,100,599
Government National Mortgage
Association - 0.56%
5.00% due 04/15/2035	5,600,667	5,422,278
5.50% due 03/15/2035	5,845,476	5,767,744
6.00% due 03/15/2033 to 06/15/2033	2,413,062	2,433,219
6.50% due 09/15/2028 to 08/15/2031	496,622	509,358
7.00% due 04/15/2029	138,686	145,329
8.00% due 10/15/2026 to 05/15/2029	147,149	156,464

		14,434,392
The Financing Corp. - 0.10%
9.40% due 02/08/2018	420,000	566,587
10.35% due 08/03/2018	1,400,000	2,011,757

		2,578,344

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $825,485,364)		$825,003,558

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 0.73%

Argentina - 0.12%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	8,797,621	$1,201,136
0.6491% due 12/15/2035 (b)		19,532,033	599,077
5.83% due 12/31/2033 (b)		3,617,497	1,402,433

			3,202,646
Canada - 0.01%
Government of Canada
5.50% due 06/01/2010	CAD	270,000	280,153

Chile - 0.05%
Republic of Chile
5.76% due 01/28/2008 (b)		$1,177,000	1,177,000

Colombia - 0.05%
Republic of Colombia
10.00% due 01/23/2012		1,005,000	1,168,313
11.75% due 03/01/2010	COP	402,000,000	208,202

			1,376,515
Denmark - 0.01%
Kingdom of Denmark
6.00% due 11/15/2009	DKK	1,200,000	236,768

Germany - 0.17%
Federal Republic of Germany
5.25% due 01/04/2011	EUR	1,275,000	1,872,907
5.25% due 01/04/2008		875,000	1,247,769
6.25% due 01/04/2030		725,000	1,260,159

			4,380,835
Japan - 0.08%
Government of Japan
0.90% due 12/22/2008	JPY	29,450,000	256,587
1.50% due 09/20/2014		68,650,000	601,937
1.80% due 03/22/2010		132,350,000	1,175,006

			2,033,530
Mexico - 0.09%
Government of Mexico
8.00% due 12/07/2023	MXN	11,861,100	1,089,605
8.00% due 12/19/2013		8,332,200	769,466
9.875% due 02/01/2010		$290,000	322,625

			2,181,696
Panama - 0.02%
Republic of Panama
8.875% due 09/30/2027		344,000	438,600
9.375% due 07/23/2012		148,000	169,682

			608,282
Peru - 0.01%
Republic of Peru
9.875% due 02/06/2015		148,000	185,074

Philippines - 0.01%
Republic of Philippines
9.125% due 02/22/2010	EUR	148,000	224,841

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Sweden - 0.02%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	1,570,000	$245,604
5.25% due 03/15/2011		1,720,000	274,409

			520,013
Turkey - 0.04%
Republic of Turkey
20.00% due 10/17/2007	TRY	1,180,200	1,063,999

Ukraine - 0.02%
Republic of Ukraine
7.65% due 06/11/2013		$500,000	533,775

United Kingdom - 0.03%
Government of United Kingdom
6.00% due 12/07/2028	GBP	85,000	201,189
7.25% due 12/07/2007		95,000	194,185
8.00% due 12/07/2015		125,000	304,215

			699,589

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,762,949)			$18,704,716

CORPORATE BONDS - 31.18%

Advertising - 0.04%
R.H. Donnelley Corp.
8.875% due 10/15/2017		$965,000	979,475

Aerospace - 0.15%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013		2,047,833	2,158,539
7.156% due 12/15/2011		918,351	961,366
TransDigm, Inc.
7.75% due 07/15/2014		815,000	823,150

			3,943,055
Agriculture - 0.11%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		1,870,000	1,818,575
Mosaic Company
7.625% due 12/01/2016		985,000	1,050,256

			2,868,831
Air Travel - 0.17%
Continental Airlines, Inc., Series 00-2
8.307% due 04/02/2018		821,117	819,065
Continental Airlines, Inc., Series 01-1
7.033% due 06/15/2011		236,380	229,289
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019		567,349	570,894
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		2,725,000	2,782,906

			4,402,154
Amusement & Theme Parks - 0.03%
HRP Myrtle Beach Operations LLC
10.07% due 04/01/2012 (b)		705,000	676,800

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Apparel & Textiles - 0.03%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)		$740,000	$736,300

Auto Parts - 0.00%
Delphi Corp.
6.197% due 11/15/2033		118,000	70,800

Auto Services - 0.02%
ERAC USA Finance Company
7.95% due 12/15/2009		510,000	539,316

Automobiles - 0.14%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		1,716,000	1,697,201
5.875% due 03/15/2011		1,885,000	1,912,154

			3,609,355
Banking - 3.70%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	99,000	147,790
BAC Capital Trust XI
6.625% due 05/23/2036		$3,000,000	3,052,851
BAC Capital Trust XIV
5.63% due 12/31/2049 (b)		3,350,000	3,187,106
BAC Capital Trust XV
6.38% due 06/01/2056 (b)		4,170,000	3,798,645
Banco Mercantil del Norte SA
6.862% due 10/13/2021		2,395,000	2,390,632
Banco Santander Chile
5.375% due 12/09/2014		295,000	285,525
6.0738% due 12/09/2009 (b)		912,000	912,902
Bank of America Corp.
5.375% due 09/11/2012		2,890,000	2,905,626
Bank of Ireland
6.45% due 02/10/2010	EUR	99,000	145,141
BankAmerica Institutional Capital B
7.70% due 12/31/2026		$645,000	669,381
BNP Paribas
7.195% due 12/31/2049 (b)		965,000	959,807
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		3,085,000	2,847,569
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		5,195,000	4,694,093
DBS Bank, Ltd.
7.125% due 05/15/2011		450,000	478,236
Deutsche Bank AG
6.00% due 09/01/2017		2,350,000	2,380,357
HBOS PLC
5.375% due 11/29/2049 (b)		1,128,000	1,055,446
6.413% due 09/29/2049 (b)		2,555,000	2,261,804
ICICI Bank, Ltd.
5.90% due 01/12/2010 (b)		885,000	877,357
ICICI Bank, Ltd.,
6.625% due 10/03/2012		8,400,000	8,392,944
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		265,000	257,942
Kazkommerts International BV
8.50% due 04/16/2013		350,000	331,142

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Landsbanki Islands HF
6.10% due 08/25/2011	$1,635,000	$1,656,472
6.205% due 08/25/2009 (b)	2,730,000	2,746,069
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)	3,950,000	3,612,978
MBNA America Bank
5.375% due 01/15/2008	875,000	875,907
NB Capital Trust IV
8.25% due 04/15/2027	2,039,000	2,122,048
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)	4,115,000	3,891,045
RBS Capital Trust IV
5.9981% due 09/29/2049 (b)	897,000	852,542
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	3,060,000	3,201,595
Royal Bank of Scotland Group PLC, Series MTN
7.64% due 03/31/2049	1,350,000	1,412,046
Shinhan Bank
6.819% due 09/20/2036 (b)	2,670,000	2,598,340
Silicon Valley Bank
6.05% due 06/01/2017	2,185,000	2,153,392
Societe Generale
5.922% due 12/31/2049	1,600,000	1,515,680
Standard Chartered PLC
6.40% due 09/26/2017	800,000	801,232
6.409% due 01/30/2017 (b)	5,000,000	4,613,325
7.014% due 12/30/2049 (b)	1,800,000	1,708,744
SunTrust Capital VIII
6.10% due 12/15/2036 (b)	5,345,000	4,848,733
TuranAlem Finance BV
7.875% due 06/02/2010	638,000	604,645
8.50% due 02/10/2015	600,000	533,520
USB Capital IX
6.189% due 04/15/2042 (b)	2,480,000	2,481,647
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	4,220,000	4,191,688
Washington Mutual Bank
5.65% due 08/15/2014	500,000	481,311
6.75% due 05/20/2036	2,140,000	2,089,483
Washington Mutual Bank FA
6.01% due 01/15/2015 (b)	1,070,000	1,003,394
Washington Mutual Preferred Funding Delaware
6.534% due 03/29/2049 (b)	1,000,000	915,210
Washington Mutual, Inc.
4.20% due 01/15/2010	1,118,000	1,087,410
5.51% due 03/22/2012 (b)	353,000	336,088
Wells Fargo & Company
3.50% due 04/04/2008	981,000	971,106

		95,337,946
Broadcasting - 0.33%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	736,000	729,336
News America Holdings, Inc.
6.75% due 01/09/2038	108,000	113,080
7.75% due 12/01/2045	491,000	543,572

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
News America Holdings, Inc. (continued)
8.25% due 08/10/2018	$2,035,000	$2,326,054
Viacom, Inc.
6.625% due 05/15/2011	3,115,000	3,232,034
XM Satellite Radio, Inc.
9.75% due 05/01/2014	1,595,000	1,598,988

		8,543,064
Building Materials & Construction - 0.08%
Masco Corp.
6.125% due 10/03/2016	2,000,000	1,952,152

Buildings - 0.17%
Centex Corp.
5.125% due 10/01/2013	5,000,000	4,386,380

Business Services - 0.25%
Electronic Data Systems Corp.
7.125% due 10/15/2009	148,000	150,677
Minerva Overseas, Ltd.
9.50% due 02/01/2017	2,320,000	2,291,000
Xerox Corp.
6.75% due 02/01/2017	3,930,000	4,022,540

		6,464,217
Cable & Television - 1.39%
Comcast Corp.
5.90% due 03/15/2016	1,000,000	994,780
6.30% due 11/15/2017	4,885,000	4,965,280
6.50% due 11/15/2035	1,500,000	1,481,171
6.95% due 08/15/2037	3,260,000	3,421,729
Cox Communications, Inc.
4.625% due 01/15/2010	1,103,000	1,089,943
5.45% due 12/15/2014	922,000	894,445
6.75% due 03/15/2011	491,000	512,524
7.75% due 11/01/2010	368,000	392,171
Quebecor Media, Inc.
7.75% due 03/15/2016	330,000	315,150
Rogers Cable, Inc.
6.75% due 03/15/2015	1,595,000	1,639,084
Shaw Communications, Inc.
8.25% due 04/11/2010	1,605,000	1,669,200
TCI Communications, Inc.
9.80% due 02/01/2012	1,585,000	1,834,560
Time Warner Companies, Inc.
7.57% due 02/01/2024	1,716,000	1,850,512
Time Warner Entertainment Company LP
8.375% due 07/15/2033	1,520,000	1,782,369
8.375% due 03/15/2023	1,675,000	1,939,191
Time Warner, Inc.
6.50% due 11/15/2036	2,575,000	2,484,301
6.75% due 04/15/2011	3,115,000	3,237,706
7.625% due 04/15/2031	451,000	490,546
Viacom, Inc.
6.25% due 04/30/2016	1,570,000	1,574,134
6.875% due 04/30/2036	3,305,000	3,291,231

		35,860,027

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cellular Communications - 0.47%
America Movil S.A. de CV
5.75% due 01/15/2015	$1,540,000	$1,531,806
American Cellular Corp.
10.00% due 08/01/2011	405,000	423,225
American Tower Corp.
7.50% due 05/01/2012	638,000	655,545
AT&T Broadband Corp.
8.375% due 03/15/2013	1,365,000	1,529,944
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	573,000	619,992
8.125% due 05/01/2012	1,220,000	1,352,805
8.75% due 03/01/2031	471,000	596,308
Nextel Communications, Inc.
6.875% due 10/31/2013	2,350,000	2,359,398
7.375% due 08/01/2015	148,000	150,413
Rogers Wireless, Inc.
9.625% due 05/01/2011	422,000	475,373
SK Telecom Comapny, Ltd.
6.625% due 07/20/2027	2,490,000	2,524,626

		12,219,435
Chemicals - 0.22%
American Pacific Corp.
9.00% due 02/01/2015	1,905,000	1,952,625
Cytec Industries, Inc.
6.75% due 03/15/2008	677,000	681,144
ICI Wilmington, Inc.
4.375% due 12/01/2008	912,000	907,517
Nova Chemicals, Ltd.
7.875% due 09/15/2025	1,470,000	1,341,375
Sterling Chemicals, Inc.
10.25% due 04/01/2015	820,000	828,200

		5,710,861
Computers & Business Equipment - 0.10%
Cisco Systems, Inc.
5.50% due 02/22/2016	2,490,000	2,473,352

Containers & Glass - 0.14%
BWAY Corp.
10.00% due 10/15/2010	2,225,000	2,269,500
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	800,000	786,000
US Corrugated, Inc.
10.00% due 06/12/2013	570,000	530,100

		3,585,600
Crude Petroleum & Natural Gas - 0.03%
Hess Corp.
7.30% due 08/15/2031	601,000	658,829
Premcor Refining Group, Inc.
7.50% due 06/15/2015	206,000	214,723

		873,552
Diversified Financial Services - 0.02%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	417,000	391,289

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil - 0.05%
Devon Financing Corp., ULC
6.875% due 09/30/2011	$295,000	$311,843
Marathon Oil Corp.
6.00% due 10/01/2017	880,000	882,034

		1,193,877
Drugs & Health Care - 0.03%
Allegiance Corp.
7.00% due 10/15/2026	255,000	271,690
Wyeth
4.375% due 03/01/2008	540,000	537,689

		809,379
Electrical Equipment - 0.06%
Ametek, Inc.
7.20% due 07/15/2008	1,515,000	1,530,391

Electrical Utilities - 2.48%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	3,071,987	3,240,946
AES Gener SA
7.50% due 03/25/2014	906,000	948,447
American Electric Power Company, Inc.
5.25% due 06/01/2015	540,000	516,039
Appalachian Power Company
5.80% due 10/01/2035	1,961,000	1,799,629
Arizona Public Service Company
5.50% due 09/01/2035	1,118,000	963,534
BVPS II Funding Corp.
8.89% due 06/01/2017	969,000	1,102,368
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	535,000	581,084
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	1,765,000	1,928,379
Constellation Energy Group
7.60% due 04/01/2032	1,850,000	2,063,940
Dominion Resources, Inc.
5.70% due 09/17/2012	368,000	369,293
6.30% due 09/30/2066 (b)	3,200,000	3,170,394
7.50% due 06/30/2066 (b)	1,680,000	1,708,847
Electricidad De Caracas Finance BV
10.25% due 10/15/2014	200,000	203,000
Empresa Nacional De Electricidad
8.50% due 04/01/2009	412,000	430,402
Enel Finance International SA
6.25% due 09/15/2017	4,430,000	4,446,404
Enersis SA
7.375% due 01/15/2014	633,000	671,845
Entergy (Waterford 3 Funding)
8.09% due 01/02/2017	3,591,095	3,611,277
FirstEnergy Corp.
6.45% due 11/15/2011	481,000	497,289
7.375% due 11/15/2031	1,299,000	1,421,535
Funding Corp.
9.00% due 06/01/2017	4,249,000	4,711,291
HQI Transelec Chile SA
7.875% due 04/15/2011	1,705,000	1,807,765

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	$1,655,000	$1,750,162
Jersey Central Power & Light Company, Series WI
6.40% due 05/15/2036	2,000,000	1,989,938
Monterrey Power SA De CV
9.625% due 11/15/2009	1,398,595	1,498,245
National Grid PLC
6.30% due 08/01/2016	2,515,000	2,543,719
Nevada Power Company
6.65% due 04/01/2036	2,330,000	2,312,914
Pacific Gas & Electric Company
4.20% due 03/01/2011	2,329,000	2,252,236
4.80% due 03/01/2014	598,000	570,052
6.05% due 03/01/2034	2,636,000	2,588,792
PNPP II Funding Corp.
9.12% due 05/30/2016	869,000	988,218
PSEG Power LLC
5.00% due 04/01/2014	736,000	699,582
8.625% due 04/15/2031	736,000	908,897
Scottish Power PLC
4.91% due 03/15/2010	1,265,000	1,254,110
Tampa Electric Company
6.55% due 05/15/2036	2,000,000	2,055,496
TXU Corp., Series R
6.55% due 11/15/2034	5,315,000	4,168,358
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	344,000	342,084
Virginia Electric and Power Company
6.00% due 01/15/2036	2,000,000	1,918,976

		64,035,487
Electronics - 0.03%
Jabil Circuit, Inc.
5.875% due 07/15/2010	853,000	860,840
Energy - 0.63%
Abu Dhabi National Energy Company
6.50% due 10/27/2036	3,195,000	3,162,692
Duke Capital LLC
6.75% due 02/15/2032	589,000	573,329
Enterprise Products Operating LP
4.95% due 06/01/2010	535,000	532,826
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	574,000	538,766
6.875% due 03/01/2033	471,000	481,540
GS Caltex Corp.
5.50% due 08/25/2014	471,000	458,372
Nexen, Inc.
5.875% due 03/10/2035	598,000	547,708
Progress Energy, Inc.
5.625% due 01/15/2016	2,000,000	1,954,072
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	1,014,957	1,106,019
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	1,711,366	1,845,828
Sempra Energy
4.75% due 05/15/2009	437,000	433,565

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
TXU Energy Company, LLC
7.00% due 03/15/2013	$4,170,000	$4,579,244

		16,213,961
Financial Services - 5.95%
American Express Company
6.15% due 08/28/2017	2,000,000	2,018,302
Aries Vermogensverwaltung GmbH, Series REGS
9.60% due 10/25/2014	750,000	939,375
Astoria Depositor Corp.
8.144% due 05/01/2021	3,380,000	3,650,400
AXA Financial, Inc.
7.75% due 08/01/2010	533,000	571,726
Bank of New York Institutional Capital Trust A
7.78% due 12/01/2026	2,865,000	2,976,448
Bear Stearns Companies, Inc.
5.55% due 01/22/2017	1,920,000	1,812,419
5.70% due 11/15/2014	981,000	960,429
6.40% due 10/02/2017	2,110,000	2,100,625
Bosphorus Financial Services, Ltd.
7.3575% due 02/15/2012 (b)	2,135,000	2,113,757
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	520,000	515,683
CIT Group Funding Company of Canada
4.65% due 07/01/2010	1,550,000	1,489,285
CIT Group, Inc.
5.00% due 02/13/2014	960,000	866,829
5.65% due 02/13/2017	620,000	576,032
5.83375% due 06/08/2009 (b)	4,650,000	4,445,000
6.10% due 03/15/2067 (b)	2,000,000	1,650,456
Citigroup, Inc.
5.00% due 09/15/2014	912,000	879,093
5.625% due 08/27/2012	981,000	992,494
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	545,000	492,545
Cosan Finance, Ltd.
7.00% due 02/01/2017	1,035,000	993,600
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	443,000	442,453
6.50% due 01/15/2012	491,000	513,136
Dresdner Bank-New York
7.25% due 09/15/2015	589,000	638,717
E*Trade Financial Corp.
7.375% due 09/15/2013	1,440,000	1,346,400
ERP Operating LP
4.75% due 06/15/2009	687,000	682,390
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	2,086,000	2,151,369
Ford Motor Credit Company
9.875% due 08/10/2011	995,000	1,007,805
Ford Motor Credit Company LLC
9.75% due 09/15/2010	2,683,000	2,737,159
Fund American Companies, Inc.
5.875% due 05/15/2013	709,000	699,046
General Electric Capital Corp.
5.45% due 01/15/2013	3,064,000	3,092,670

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
General Motors Acceptance Corp.
6.75% due 12/01/2014	$1,830,000	$1,658,670
GMAC LLC
6.00% due 12/15/2011	1,575,000	1,453,692
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	3,495,000	3,307,140
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	2,383,000	2,288,071
5.25% due 04/01/2013	1,226,000	1,203,844
6.25% due 09/01/2017	2,445,000	2,498,521
6.75% due 10/01/2037	945,000	948,306
Household Finance Corp.
6.40% due 06/17/2008	1,838,000	1,849,726
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,900,000	1,803,434
HSBC Finance Corp.
4.625% due 01/15/2008	687,000	685,378
5.00% due 06/30/2015	2,507,000	2,367,423
HSBC USA, Inc.
4.625% due 04/01/2014	2,350,000	2,193,189
Huntington Capital III
6.65% due 05/15/2037 (b)	1,985,000	1,879,948
HVB Funding Trust III
9.00% due 10/22/2031	500,000	574,997
International Lease Finance Corp.
3.50% due 04/01/2009	677,000	663,030
4.55% due 10/15/2009	393,000	390,279
4.75% due 07/01/2009	1,530,000	1,510,303
5.00% due 04/15/2010	549,000	546,659
5.875% due 05/01/2013	785,000	788,101
International Lease Finance Corp., Series P
5.76% due 01/15/2010 (b)	652,000	650,026
Jefferies Group, Inc.
6.45% due 06/08/2027	1,090,000	1,024,119
John Deere Capital Corp., Series D
4.125% due 01/15/2010	1,961,000	1,930,001
JP Morgan Chase & Company
6.75% due 02/01/2011	922,000	968,670
JP Morgan Chase Bank NA, Series BKNT
6.00% due 10/01/2017	4,640,000	4,684,980
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	4,045,000	3,778,552
JP Morgan Chase Capital XXIII
6.5575% due 05/15/2047 (b)	4,175,000	3,669,729
Kaupthing Bank HF
6.06% due 01/15/2010 (b)	2,000,000	1,991,554
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010	4,245,000	4,111,393
6.50% due 07/19/2017	4,335,000	4,393,249
6.875% due 07/17/2037	2,595,000	2,574,170
Lehman Brothers Holdings, Inc., Series MTN
6.20% due 09/26/2014	2,940,000	2,951,645
MBNA Capital, Series B
6.1563% due 02/01/2027 (b)	1,157,000	1,086,560
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	2,780,000	2,868,379

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	$2,515,000	$2,619,574
Mizuho JGB Investment LLC
9.87% due 12/29/2049 (b)	1,740,000	1,785,779
Morgan Stanley
4.25% due 05/15/2010	1,633,000	1,596,800
Nelnet, Inc.
7.40% due 09/29/2036 (b)	2,290,000	2,246,307
Nexstar Finance, Inc.
7.00% due 01/15/2014	1,160,000	1,113,600
NiSource Finance Corp.
6.15% due 03/01/2013	977,000	998,825
6.40% due 03/15/2018	1,000,000	1,007,343
6.40% due 03/15/2018 (a)	1,815,000	1,828,328
7.875% due 11/15/2010	814,000	871,291
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	1,451,000	1,225,227
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)	4,805,000	4,830,467
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)	1,875,000	1,890,187
Popular North America, Inc.
4.70% due 06/30/2009	598,000	595,596
QBE Capital Funding II LP
6.797% due 06/01/2049	2,315,000	2,270,008
Reliastar Financial Corp.
6.50% due 11/15/2008	716,000	722,514
SB Treasury Company LLC
9.40 due 12/29/2049 (b)	340,000	347,810
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	2,100,000	1,935,146
SLM Corp.
4.50% due 07/26/2010	1,895,000	1,773,964
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	2,000,000	1,849,380
Sovereign Capital Trust VI
7.908% due 06/13/2036	1,650,000	1,741,154
Textron Financial Corp.
6.00% due 02/15/2067 (b)	3,000,000	2,761,485
Trinity Industries Leasing Companies
7.755% due 02/15/2009	1,081,202	1,102,826
Ucar Finance, Inc.
10.25% due 02/15/2012 (a)	1,114,000	1,161,345
Vita Capital III, Ltd., Series B-I
6.46% due 01/01/2011 (b)	4,280,000	4,250,896
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	1,600,000	1,618,803
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	721,000	694,686

		153,488,722
Food & Beverages - 0.40%
Anheuser-Busch Cos Inc
6.45% due 09/01/2037	2,000,000	2,078,616
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	2,150,000	1,999,500

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
General Mills, Inc.
5.70% due 02/15/2017		$1,215,000	$1,195,036
Kellogg Company, Series B
6.60% due 04/01/2011		481,000	502,072
Kraft Foods, Inc.
5.625% due 11/01/2011		966,000	972,059
Nabisco, Inc.
7.55% due 06/15/2015		1,471,000	1,617,407
Panamerican Beverages, Inc.
7.25% due 07/01/2009		1,060,000	1,086,784
Smithfield Foods, Inc.
7.00% due 08/01/2011		897,000	908,213

			10,359,687
Gas & Pipeline Utilities - 1.00%
Buckeye Partners LP
5.125% due 07/01/2017		1,150,000	1,068,046
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		2,010,000	2,020,050
Energy Transfer Partners LP
6.625% due 10/15/2036		1,000,000	943,054
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035		402,000	355,005
7.30% due 08/15/2033		603,000	631,837
KN Capital Trust I, Series B
8.56% due 04/15/2027		1,545,000	1,399,925
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		1,870,000	1,841,950
Michigan Consolidated Gas Company
5.70% due 03/15/2033		736,000	684,022
ONEOK Partners LP
6.65% due 10/01/2036		2,935,000	2,894,905
6.85% due 10/15/2037		1,325,000	1,335,425
Southern Union Company
7.20% due 11/01/2066 (b)		4,880,000	4,902,248
TEPPCO Partners LP
7.00% due 06/01/2067 (b)		6,230,000	5,654,198
Texas Eastern Transmission LP
6.00% due 09/15/2017		2,110,000	2,102,446

			25,833,111
Gold - 0.04%
New Gold, Inc.
10.00% due 06/28/2017	CAD	1,350,000	1,124,831

Healthcare Services - 0.30%
Coventry Health Care, Inc.
5.875% due 01/15/2012		$1,270,000	1,276,778
6.30% due 08/15/2014		3,835,000	3,833,121
UnitedHealth Group, Inc.
5.375% due 03/15/2016		1,130,000	1,099,705
5.80% due 03/15/2036		540,000	501,774
WellPoint, Inc.
3.75% due 12/14/2007		540,000	538,035
5.00% due 12/15/2014		417,000	396,966

			7,646,379

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Holdings Companies/Conglomerates - 0.28%
General Electric Company
5.00% due 02/01/2013	$6,475,000	$6,418,447
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013	798,000	813,011

		7,231,458
Homebuilders - 0.02%
Pulte Homes, Inc.
6.25% due 02/15/2013	515,000	458,444

Hotels & Restaurants - 0.21%
Hilton Hotels Corp.
8.25% due 02/15/2011	451,000	503,255
Marriott International, Inc.
4.625% due 06/15/2012	1,324,000	1,267,504
Starbucks Corp.
6.25% due 08/15/2017	1,915,000	1,931,708
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	1,690,000	1,696,170

		5,398,637
Industrial Machinery - 0.12%
Caterpillar, Inc.
7.25% due 09/15/2009	687,000	716,773
Weatherford International, Ltd.
6.50% due 08/01/2036	2,400,000	2,362,865

		3,079,638
Insurance - 4.37%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	3,630,000	3,737,833
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	4,360,000	4,571,098
AON Capital Trust A
8.205% due 01/01/2027	2,630,000	2,862,613
Arch Capital Group, Ltd.
7.35% due 05/01/2034	3,000,000	3,245,028
Assurant, Inc.
5.625% due 02/15/2014	461,000	450,316
6.75% due 02/15/2034	3,955,000	4,008,389
Avalon Re, Ltd.
7.138% due 06/06/2008 (b)	1,750,000	1,649,638
9.607% due 06/06/2008	1,000,000	826,130
AXA SA
6.379% due 12/14/2049 (b)	1,175,000	1,059,420
6.463% due 12/31/2049 (b)	4,065,000	3,754,950
Catlin Insurance Company, Ltd.
7.249% due 12/01/2049 (b)	4,500,000	4,244,481
Chubb Corp
6.375% due 03/29/2067 (b)	1,640,000	1,630,326
CNA Financial Corp.
6.00% due 08/15/2011	1,580,000	1,597,276
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	3,600,000	3,339,119
First American Corp.
7.55% due 04/01/2028	1,485,000	1,578,214
Foundation Re II, Ltd.
12.27% due 11/26/2010 (b)	900,000	919,800

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	$1,460,000	$1,365,230
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	417,000	397,572
5.50% due 10/15/2016	2,000,000	1,961,276
Horace Mann Educators Corp.
6.85% due 04/15/2016	1,190,000	1,226,330
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	5,037,000	4,594,988
7.50% due 08/15/2036	11,245,000	11,526,462
7.80% due 03/15/2037	2,485,000	2,418,424
Lincoln National Corp.
6.05% due 04/20/2067 (b)	830,000	799,200
7.00% due 05/17/2066 (b)	3,920,000	4,039,870
Markel Corp.
6.80% due 02/15/2013	1,605,000	1,653,466
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014	319,000	307,827
Merna Reinsurance, Ltd., Series B
7.11% due 07/07/2010 (b)	2,815,000	2,811,059
MetLife, Inc.
5.70% due 06/15/2035	2,780,000	2,568,792
6.40% due 12/15/2036 (b)	2,000,000	1,901,702
Mystic Re, Ltd.
11.841% due 12/05/2008 (b)	1,220,000	1,234,274
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	1,130,000	1,099,556
Ohio Casualty Corp.
7.30% due 06/15/2014	2,115,000	2,262,035
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034	5,150,000	5,078,003
PartnerRe Finance
6.44% due 12/01/2066 (b)	2,050,000	1,897,496
Progressive Corp.
6.70% due 06/15/2037 (b)	1,135,000	1,101,160
Provident Financing Trust I
7.405% due 03/15/2038 (a)	1,685,000	1,650,424
Prudential Financial, Inc.
4.75% due 04/01/2014	1,343,000	1,262,232
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,950,000	1,982,249
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	3,600,000	3,469,856
Symetra Financial Corp.
6.125% due 04/01/2016	1,650,000	1,649,452
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	3,055,000	3,062,616
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	1,069,000	1,062,347
W.R. Berkley Corp.
6.15% due 08/15/2019	699,000	693,695
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)	3,130,000	2,949,881
XL Capital, Ltd.
5.25% due 09/15/2014	741,000	709,502

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	$4,715,000	$4,403,937

		112,615,544
International Oil - 0.45%
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013	1,261,080	1,256,414
Husky Energy, Inc.
6.20% due 09/15/2017	4,220,000	4,197,532
Pemex Project Funding Master Trust
6.125% due 08/15/2008	687,000	690,435
6.9944% due 06/15/2010 (b)	897,000	912,697
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009	536,604	531,254
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027	1,435,000	1,310,614
Talisman Energy, Inc.
6.25% due 02/01/2038	2,775,000	2,614,239

		11,513,185
Investment Companies - 0.28%
Allied Capital Corp.
6.00% due 04/01/2012	5,850,000	5,821,306
6.625% due 07/15/2011	1,450,000	1,482,219

		7,303,525
Leisure Time - 0.90%
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	820,000	774,900
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015	1,370,000	1,284,375
Greektown Holdings LLC
10.75% due 12/01/2013	1,085,000	1,074,150
Harrahs Operating Company, Inc.
5.625% due 06/01/2015	1,450,000	1,152,750
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,705,000	1,696,475
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,740,000	1,774,800
Majestic Star Casino LLC
9.50% due 10/15/2010	225,000	216,000
Mashantucket Western Pequot Tribe
5.912% due 09/01/2021	805,000	760,379
MGM MIRAGE
6.00% due 10/01/2009	816,000	809,880
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	437,000	434,815
8.00% due 04/01/2012	842,000	858,840
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,030,000	1,019,700
9.75% due 04/01/2010	1,420,000	1,459,050
Pokagon Gaming Authority
10.375% due 06/15/2014	755,000	828,613
Seminole Indian Tribe of Florida
6.535% due 10/01/2020	2,240,000	2,210,163
Seneca Gaming Corp.
7.25% due 05/01/2012	2,110,000	2,125,825

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (a)	$635,000	$641,350
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	1,080,000	899,100
Turning Stone Resort Casino
9.125% due 09/15/2014	1,875,000	1,940,625
Waterford Gaming LLC
8.625% due 09/15/2014	1,285,000	1,323,550

		23,285,340
Liquor - 0.06%
Anheuser-Busch Companies, Inc.
5.75% due 04/01/2036	1,000,000	950,388
6.50% due 02/01/2043	540,000	548,226

		1,498,614
Manufacturing - 0.24%
Tyco Electronics Group SA
6.55% due 10/01/2017	4,065,000	4,115,772
7.125% due 10/01/2037	2,000,000	2,072,758

		6,188,530
Medical-Hospitals - 0.21%
Alliance Imaging, Inc.
7.25% due 12/15/2012	1,545,000	1,479,338
Community Health Systems, Inc.
8.875% due 07/15/2015	965,000	991,537
Owens & Minor, Inc.
6.35% due 04/15/2016	3,000,000	3,043,260

		5,514,135
Metal & Metal Products - 0.06%
Alcan, Inc.
5.00% due 06/01/2015	339,000	323,971
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	405,000	405,000
Vedanta Resources PLC
6.625% due 02/22/2010	935,000	930,325

		1,659,296
Mining - 0.10%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	481,000	483,266
Drummond Company, Inc.
7.375% due 02/15/2016	1,645,000	1,529,850
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	450,000	491,625

		2,504,741
Paper - 0.16%
International Paper Company
5.85% due 10/30/2012	524,000	530,740
Plum Creek Timberlands LP
5.875% due 11/15/2015	1,695,000	1,648,584
Verso Paper, Inc., Series B
9.125% due 08/01/2014	1,815,000	1,869,450

		4,048,774

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Petroleum Services - 0.55%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	$1,150,000	$1,112,625
Anadarko Petroleum Corp.
3.25% due 05/01/2008	3,250,000	3,207,672
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	3,700,000	3,802,682
Premcor Refining Group, Inc.
6.75% due 05/01/2014	2,100,000	2,188,891
9.50% due 02/01/2013	1,495,000	1,578,639
Valero Logistics Operations LP
6.05% due 03/15/2013	2,392,000	2,401,456

		14,291,965
Pharmaceuticals - 0.57%
Abbott Laboratories
5.875% due 05/15/2016	2,330,000	2,350,975
AstraZeneca PLC
5.90% due 09/15/2017	2,110,000	2,141,793
Hospira, Inc.
5.90% due 06/15/2014	412,000	412,153
Schering Plough Corp.
5.55% due 12/01/2013	937,000	930,710
Schering-Plough Corp
6.00% due 09/15/2017	5,500,000	5,524,717
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	1,680,000	1,632,034
6.15% due 02/01/2036	1,680,000	1,596,227

		14,588,609
Publishing - 0.05%
Idearc, Inc.
8.00% due 11/15/2016	1,235,000	1,231,912

Real Estate - 1.61%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	785,000	797,228
Camden Property Trust, REIT
5.00% due 06/15/2015	804,000	732,552
Colonial Properties Trust, REIT
6.25% due 06/15/2014	554,000	553,043
Colonial Realty LP
5.50% due 10/01/2015	1,569,000	1,474,144
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	1,103,000	1,087,479
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	1,040,000	1,020,582
Health Care Property Investors, Inc.,
Series MTN, REIT
4.875% due 09/15/2010	1,471,000	1,445,813
5.625% due 02/28/2013	2,480,000	2,425,425
Health Care, Inc., REIT
6.00% due 11/15/2013	755,000	749,723
6.20% due 06/01/2016	3,380,000	3,277,015
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,875,000	2,008,506
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	3,028,000	3,128,230

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
HRPT Properties Trust
6.65% due 01/15/2018		$995,000	$978,340
iStar Financial, Inc., REIT
6.2444% due 03/16/2009 (b)		1,800,000	1,717,567
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011		1,535,000	1,598,204
Realty Income Corp.
5.95% due 09/15/2016		3,030,000	2,952,114
Rouse Company LP, REIT
6.75% due 05/01/2013		1,685,000	1,652,872
Rouse Company, REIT
3.625% due 03/15/2009		2,800,000	2,680,294
5.375% due 11/26/2013		456,000	409,356
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016		1,490,000	1,475,100
Simon Property Group LP, REIT
5.75% due 12/01/2015		1,500,000	1,465,558
6.10% due 05/01/2016		1,000,000	997,302
Socgen Real Estate Company LLC
7.64% due 12/29/2049 (b)		2,501,000	2,501,000
USB Realty Corp.
6.091% due 12/22/2049 (b)		2,600,000	2,497,433
Vornado Realty, LP
5.60% due 02/15/2011		2,000,000	1,998,128

			41,623,008
Retail - 0.15%
CVS Caremark Corp.
5.75% due 06/01/2017		2,030,000	1,981,383
Safeway, Inc.
6.35% due 08/15/2017		1,820,000	1,849,162

			3,830,545
Sanitary Services - 0.03%
Waste Management, Inc.
7.75% due 05/15/2032		625,000	701,900

Semiconductors - 0.06%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016		1,595,000	1,483,350

Steel - 0.09%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		2,375,000	2,363,125

Telecommunications Equipment &
Services - 0.74%
AT&T, Inc.
6.50% due 09/01/2037		2,180,000	2,247,792
Axtel SAB de CV
7.625% due 02/01/2017		1,770,000	1,743,450
Citizens Communications Company
6.25% due 01/15/2013		1,515,000	1,477,125
Deutsche Telekom International Finance BV
6.625% due 07/11/2011	EUR	99,000	148,976
8.00% due 06/15/2010		$1,098,000	1,176,157
8.25% due 06/15/2030		1,358,000	1,662,413
Digicel Group, Ltd.
8.875% due 01/15/2015		2,010,000	1,889,400

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Embarq Corp.
7.995% due 06/01/2036	$3,920,000	$4,176,733
France Telecom SA
7.75% due 03/01/2011	996,000	1,070,622
8.50% due 03/01/2031	1,009,000	1,296,879
SBC Communications, Inc.
4.125% due 09/15/2009	368,000	362,012
5.10% due 09/15/2014	799,000	773,156
5.625% due 06/15/2016	613,000	607,794
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011	466,000	487,860

		19,120,369
Telephone - 0.93%
AT&T, Inc.
6.80% due 05/15/2036	2,055,000	2,199,403
BellSouth Corp.
4.20% due 09/15/2009	613,000	603,647
6.00% due 11/15/2034	2,000,000	1,925,322
Cincinnati Bell, Inc.
8.375% due 01/15/2014 (a)	1,125,000	1,122,188
Qwest Corp.
7.875% due 09/01/2011	1,605,000	1,685,250
Sprint Capital Corp.
6.125% due 11/15/2008	838,000	844,167
6.375% due 05/01/2009	613,000	622,538
6.875% due 11/15/2028	4,283,000	4,133,515
8.375% due 03/15/2012	398,000	438,212
8.75% due 03/15/2032	2,069,000	2,372,603
Telecom Italia Capital SA
4.00% due 01/15/2010	3,195,000	3,110,706
4.00% due 11/15/2008	981,000	967,197
7.20% due 07/18/2036	2,885,000	3,053,045
Verizon New York, Inc., Series A
6.875% due 04/01/2012	765,000	805,855

		23,883,648
Tires & Rubber - 0.04%
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	985,000	1,029,325

Tobacco - 0.10%
Alliance One International, Inc.
8.50% due 05/15/2012	845,000	828,100
Altria Group, Inc.
7.00% due 11/04/2013	337,000	366,227
Reynolds American, Inc.
7.25% due 06/01/2013	1,360,000	1,435,763

		2,630,090
Toys, Amusements & Sporting Goods - 0.03%
Hasbro, Inc.
6.30% due 09/15/2017	800,000	796,473

Transportation - 0.18%
CMA CGM SA
7.25% due 02/01/2013	2,610,000	2,531,700

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)

Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	$1,385,000	$1,428,281
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	148,000	152,625
8.75% due 12/01/2013	425,000	456,875

		4,569,481

Utility Service - 0.03%
Public Service Company of New Mexico
4.40% due 09/15/2008	667,000	660,667

TOTAL CORPORATE BONDS (Cost $819,063,619)		$803,824,954

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.65%
American Home Mortgage Assets, Series 2006-6,
Class XP
zero coupon IO due 12/25/2046	53,076,614	2,653,831
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	4,636,091	4,480,993
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	2,850,000	2,443,734
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	1,602,716	1,579,014
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043	2,524,154	2,372,085
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.18% due 09/10/2047 (b)	3,075,000	3,039,124
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.9019% due 05/10/2045 (b)	5,245,000	5,327,910
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044 (b)	4,420,000	4,528,562
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	4,215,000	4,238,502
Banc of America Funding Corp, Series 2007-E,
Class 4A1
5.9362% due 07/20/2047 (b)	2,310,000	2,317,850
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.881% due 03/20/2036 (b)	2,917,068	2,944,365
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9474% due 05/20/2036 (b)	1,714,107	1,716,258
Banc of America Large Loan, Series 2006-BIX1,
Class C
5.79% due 10/15/2019 (b)	5,214,117	5,169,210
Banc of America Large Loan,
Series 2005-MIB1, Class B
6.0125% due 03/15/2022 (b)	4,495,000	4,473,389

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	$300,577	$299,796
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.3043% due 04/25/2035 (b)	1,104,065	1,087,981
Bear Stearns Alt-A Trust, Series 2006-1, Class 23A1
5.6226% due 02/25/2036 (b)	2,456,970	2,439,878
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	549,251	535,838
Bear Stearns Asset Backed Securities, Inc., Series
2004-AC5, Class A1
5.25% due 10/25/2034	487,221	476,459
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038	2,245,000	1,971,148
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	4,554,000	4,433,417
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.076% IO due 07/11/2042 (b)	33,442,440	681,968
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.2325% IO due 02/13/2046 (b)	31,122,202	579,131
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	2,347,708	2,176,718
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
6.1925% due 03/15/2019 (b)	2,300,000	2,276,820
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.451% IO due 10/12/2041	182,750,000	3,677,807
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	3,955,000	3,887,941
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.34% due 12/25/2036 (b)	2,322,664	2,269,608
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,470,381	1,577,488
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 05/25/2020	2,620,510	2,552,542
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.914% due 03/15/2049 (b)	3,544,000	3,608,154
Citigroup Mortgage Loan Trust, Inc., Series 2005-1,
Class 2B1
4.7656% due 04/25/2035 (b)	1,688,382	1,679,792
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8434% due 12/25/2035 (b)	2,190,310	2,206,524
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	1,510,973	1,475,560

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.3996% due 07/15/2044 (b)	$1,055,000	$1,011,029
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	2,080,000	2,061,098
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	2,475,141	2,330,408
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.218% due 06/10/2044 (b)	2,450,635	2,352,349
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.9525% due 11/15/2017 (b)	3,000,000	2,986,667
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.8996% due 06/10/2046 (b)	3,220,000	3,274,373
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
1.79% IO due 11/20/2035	30,349,286	1,052,741
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.9558% IO due 08/25/2046 (b)	20,320,262	793,760
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
5.983% IO due 07/25/2046 (b)	38,262,262	1,434,835
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	24,208,880	1,074,269
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.39% IO due 05/25/2036 (b)	16,176,670	1,031,259
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034	166,783	166,314
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	2,581,911	2,607,730
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5302% due 07/20/2034 (b)	5,735,954	5,731,301
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	713,367	706,710
Credit Suisse Mortgage Capital Certificates, Series
2006-C5, Class A2
5.246% due 12/15/2039	6,500,000	6,490,765
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.9825% due 04/15/2021 (b)	4,095,000	4,083,434
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	2,730,000	2,744,333
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036	6,825,000	6,860,285
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	2,775,000	2,679,401

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	$3,195,000	$3,138,385
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A2
4.597% due 03/15/2035	5,125,000	4,968,013
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	629,869	629,029
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	1,715,445	1,735,515
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	1,592,913	1,648,236
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	980,254	1,015,809
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	539,140	523,131
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1161% IO due 02/15/2038 (b)	58,652,319	670,560
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	2,881,947	2,714,343
CS First Boston Mortgage Securities Corp.,
Series 2005-TF2A, Class K
6.9525% due 09/15/2020 (b)	1,000,000	981,384
Deutsche Mortgage and Asset Receiving Corp.,
Series 1998-C1, Class C
6.861% due 06/15/2031	1,160,000	1,161,314
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	2,215,000	2,245,769
Federal Home Loan Mortgage Corp., Series 3320,
Class PB
5.50% due 11/15/2031	3,440,000	3,440,555
Federal Home Loan Mortgage Corp., Series 3174,
Class CB
5.50% due 02/15/2031	4,040,000	4,061,774
Federal Home Loan Mortgage Corp., Series 3294,
Class NB
5.50% due 12/15/2029	4,569,000	4,542,542
Federal Home Loan Mortgage Corp.,
Series 2003-2640, Class WA
3.50% due 03/15/2033	521,979	504,843
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	1,760,769	1,752,641
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	208,765	217,858
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	408,467	426,311

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-33, Class AC
4.25% due 03/25/2033	$360,670	$346,359
Federal National Mortgage Association,
Series 2003-49, Class JE
3.00% due 04/25/2033	1,857,287	1,659,197
Federal National Mortgage Association,
Series 2003-58, Class AD
3.25% due 07/25/2033	1,043,984	953,618
Federal National Mortgage Association,
Series 2003-63, Class PE
3.50% due 07/25/2033	863,230	783,960
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	3,891,000	3,801,314
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	4,162,000	4,060,187
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.2146% due 12/25/2034 (b)	806,533	794,994
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.1887% due 05/25/2036 (b)	1,291,929	1,323,358
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	1,039,213	1,041,454
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	488,485	492,366
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	51,217	51,803
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	1,102,786	1,140,166
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	735,191	739,339
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1308% IO due 06/10/2048 (b)	91,628,344	1,179,083
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043	2,171,263	2,060,999
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039	2,425,000	2,356,761
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014	1,700,000	1,579,767
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036	2,205,000	2,152,201
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037	725,000	678,962
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.4912% due 05/10/2040 (b)	6,983,000	7,044,064

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	$204,123	$203,795
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	1,906,766	1,926,389
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6509% due 04/19/2036 (b)	1,482,926	1,471,652
Government National Mortgage Association,
Series 2003-42, Class XA
3.75% due 05/16/2033	370,138	345,901
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 03/10/2039	1,695,000	1,582,181
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 03/10/2039	935,000	836,178
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.1111% due 07/10/2038 (b)	4,025,000	4,149,750
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	1,801,960	1,775,978
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	4,305,000	4,312,458
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class A2
5.479% due 11/10/2039 (b)	3,295,000	3,323,961
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class X
0.858% IO due 11/10/2039	58,922,011	2,410,276
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.1777% IO due 07/10/2039 (b)	103,244,647	1,989,018
GSR Mortgage Loan Trust, Series 2005-AR5,
Class 1A1
4.9376% due 10/25/2035 (b)	5,333,079	5,336,149
GSR Mortgage Loan Trust, Series 2004-9, Class B1
5.3417% due 08/25/2034 (b)	1,980,232	1,973,601
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3917% due 01/25/2036 (b)	2,787,793	2,779,475
Harborview Mortgage Loan Trust, Series 2005-8,
Class 1X
1.564% IO due 09/19/2035 (b)	27,787,408	798,888
Harborview Mortgage Loan Trust, Series 2007-3,
Class ES
zero coupon due 05/19/2047	73,828,943	565,253
Harborview Mortgage Loan Trust, Series 2007-4,
Class ES
zero coupon due 07/19/2047	73,939,823	658,527
Harborview Mortgage Loan Trust, Series 2007-6,
Class ES
zero coupon due 11/19/2015	52,554,249	402,368

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
6.744% due 11/19/2034 (b)	$1,228,176	$1,242,655
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
6.165% due 10/03/2015 (b)	335,000	330,857
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
zero coupon IO due 10/25/2036 (b)	70,873,339	1,904,721
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1 5
5.296% due 01/25/2035	1,210,575	1,194,930
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.3972% due 05/25/2035 (b)	1,957,140	1,931,585
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.4095% due 08/25/2036 (b)	1,657,230	1,711,167
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-LDP8, Class X
0.7628% IO due 05/15/2045 (b)	89,418,994	3,458,101
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	4,530,000	4,515,679
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	2,568,266	2,584,709
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	566,515	558,250
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0656% due 04/15/2045 (b)	2,675,000	2,750,503
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	1,645,793	1,692,080
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.828% due 01/25/2037 (b)	4,722,140	4,759,719
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	2,675,000	2,588,561
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	1,335,000	1,265,818
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	1,781,504	1,807,519
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	2,735,706	2,711,769
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,470,381	1,544,526
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2042% IO due 02/15/2040 (b)	47,524,956	987,982

The accompanying notes are an integral part of the financial statements
27

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040	$1,264,528	$1,130,349
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,881,947	2,873,423
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0809% due 06/15/2038 (b)	3,165,000	3,257,758
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	7,964,723	8,193,657
Lehman XS Trust, Series 2007-5H, Class 3A4
6.45% due 05/25/2037	14,806,118	14,823,204
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8176% due 04/21/2034 (b)	3,323,721	3,273,329
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.5894% due 08/25/2034 (b)	4,361,347	4,318,241
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.0907% due 03/25/2035 (b)	9,285,594	9,425,319
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9914% due 02/25/2036 (b)	9,614,721	9,539,727
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	1,588,012	1,530,764
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0549% IO due 07/12/2038	278,434,194	1,740,297
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XP
0.2927% IO due 07/12/2038 (b)	243,767,627	1,866,504
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.4166% due 11/12/2037 (b)	2,855,000	2,827,204
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5739% IO due 08/12/2043	77,794,014	2,093,336
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
6.1046% due 06/12/2046 (b)	4,565,000	4,699,858
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	3,420,000	3,388,007
MLCC Mortgage Investors, Inc., Series 2005-A,
Class A1
5.3613% due 03/25/2030 (b)	196,058	195,306
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	2,170,000	1,989,496
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	1,078,353	1,057,176
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.3742% due 11/14/2042 (b)	2,185,000	2,181,917

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.3742% due 11/14/2042 (b)	$2,795,000	$2,758,934
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	4,160,000	4,091,047
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.1896% IO due 07/15/2056 (b)	37,306,336	1,075,314
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1464% IO due 12/13/2041 (b)	75,744,276	1,117,811
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
5.84% due 12/20/2049 (b)	3,000,000	2,657,250
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
5.94% due 12/20/2049 (b)	3,000,000	2,538,690
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A2
4.30% due 03/25/2033 (b)	7,779,105	7,815,075
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035	580,000	488,787
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.3481% due 05/25/2035 (b)	1,768,160	1,664,914
Rali NIM Corp., Series 2006-QO4, Class N1
6.048% due 05/25/2046	487,957	484,297
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9594% due 12/25/2035 (b)	2,660,558	2,678,579
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	3,698,076	3,756,255
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	597,955	619,500
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	103,250	103,121
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	1,225,318	1,271,684
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	4,670,000	4,490,859
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	755,000	712,906
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	3,998,000	3,982,011
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035	615,000	604,718
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035	545,000	501,400
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.6963% due 05/20/2035 (b)	348,332	343,964
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 6A1
5.2421% due 09/25/2035 (b)	2,561,180	2,558,758

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5157% due 07/15/2027 (b)	$393,321	$392,726
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	4,800,000	4,819,104
Trapeza CDO LLC Series 2007-12A, Class B
5.9116% due 04/06/2042 (b)	3,000,000	2,656,500
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.0768% IO due 03/15/2042 (b)	47,829,614	409,551
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	1,862,483	1,726,448
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1149% due 03/23/2045	2,614,492	2,652,454
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
zero coupon IO due 07/25/2047	90,143,978	1,135,814
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
zero coupon IO due 06/25/2047	165,483,728	2,197,624
WAMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A8
4.8347% due 10/25/2035 (b)	6,065,733	5,986,049
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.2067% due 02/25/2037 (b)	1,973,945	1,826,517
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	1,423,763	1,438,001
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
zero coupon IO due 04/25/2047	72,181,983	2,616,597
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	830,698	835,610
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6618% due 10/25/2036 (b)	4,965,169	4,984,900
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	2,028,850	1,982,567
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.94208% due 10/25/2035 (b)	6,805,157	6,819,799

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $458,473,754)		$454,854,358

ASSET BACKED SECURITIES - 5.91%
Alesco Preferred Funding, Ltd., Series 12A, Class B
5.96% due 07/15/2037 (b)	1,910,000	1,821,185
Alesco Preferred Funding, Ltd., Series 14A, Class B
5.86% due 09/23/2037 (b)	2,410,000	2,265,400

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
5.89% due 12/23/2037 (b)	$1,900,000	$1,805,798
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	61,044	60,834
Ansonia CDO, Ltd.
5.812% due 07/28/2046	6,050,000	5,539,561
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)	2,400,000	2,286,024
Anthracite, Ltd., Series 2002-CIBA, Class A
5.95% due 05/24/2017 (b)	2,830,965	2,784,962
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	1,895,000	1,692,898
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	3,145,000	2,623,339
Argent Securities, Inc., Series 2004-W1, Class M3
6.5813% due 03/25/2034 (b)	1,568,407	1,457,147
Capital Trust Re CDO Ltd., Series 2005-1A, Class C
6.2463% due 03/20/2050 (b)	1,250,000	1,162,625
Capital Trust Re CDO Ltd., Series 2005-1A, Class E
7.5963% due 03/20/2050 (b)	834,000	624,157
Capital Trust Re CDO Ltd., Series 2005-3A,
Class A1
5.094% due 06/25/2035	3,004,174	2,961,124
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.9663% due 03/20/2050 (b)	1,600,000	1,465,040
Cedarwoods Credit CDO Ltd.,
Series 2007-2A, Class B
5.89% due 02/25/2052 (b)	5,000,000	4,515,500
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	780,000	753,501
Centex Home Equity, Series 2005-A, Class M4
5.9313% due 01/25/2035 (b)	875,000	754,666
Citigroup Mortgage Loan Trust Inc., Series
2007-OPX1, Class A3A
5.972% due 01/25/2037	1,965,000	1,964,257
Contimortgage Home Equity Loan Trust,
Series 1995-2, Class A5
8.10% due 08/15/2025	30,066	30,011
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	2,560,000	1,914,956
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	4,000,000	3,954,002
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	5,000,000	4,959,039
Crest Ltd., Series 2002-IGA, Class A
5.4606% due 07/28/2017 (b)	5,230,618	5,185,216
CW Capital Cobalt I, Series 2005-1A, Class A1
5.785% due 05/25/2045 (b)	863,300	839,275
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031	10,360,000	10,423,061

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	$970,000	$996,298
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
6.06% due 12/05/2046	4,755,000	4,279,975
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037	2,940,000	2,847,052
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	739,210	671,879
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	419,856	375,458
Equity One ABS, Inc., Series 2004-2, Class AV2
5.3813% due 07/25/2034 (b)	32,203	30,329
Fremont Home Loan Trust, Series 2004-4, Class M7
7.04% due 03/25/2035 (b)	1,357,627	1,293,202
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036	7,000,000	6,974,173
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.905% due 11/25/2051 (b)	7,570,000	7,390,758
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.3713% due 11/25/2035 (b)	69,933	69,744
JER CDO, Series 2006-2A, Class AFL
5.461% due 03/25/2045 (b)	3,700,000	3,228,250
JER CDO, Series 2006-2A, Class FFL
6.6313% due 03/25/2045 (b)	2,000,000	1,178,125
LNR CDO, Ltd., Series 2006-1A, Class BFL
5.6788% due 05/28/2043 (b)	3,300,000	2,820,469
Long Beach Mortgage Loan Trust, Series 2002-2,
Class M2
7.119% due 07/25/2032 (b)	1,581,429	783,628
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
5.8313% due 02/25/2034 (b)	1,200,000	1,138,333
Mesa West Capital CDO, Ltd.,
Series 2007-1A, Class A1
5.39% due 02/25/2047 (b)	2,380,000	2,300,789
Morgan Stanley Mortgage Loan Trust, Series
2007-3XS, Class 2A4S
5.9631% due 01/25/2047	2,215,000	2,215,886
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	990,000	974,472
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
6.00% due 12/25/2050	2,690,000	2,516,654
North Street Referenced Linked Notes, Series
2000-1A, Class C
7.11% due 04/28/2011 (b)	2,500,000	1,675,000
N-Star Real Estate CDO, Ltd., Series 2006-7A,
Class C
5.681% due 06/22/2051	3,000,000	2,632,356
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.47% due 02/01/2041 (b)	2,360,000	2,084,966

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.67% due 02/01/2041 (b)	$2,360,000	$2,014,992
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
5.7313% due 01/25/2034 (b)	761,275	725,039
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	5,160,000	4,960,589
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	4,000,000	3,935,372
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9815% due 09/25/2035 (b)	3,234,838	3,188,597
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036	3,700,000	3,663,328
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	7,627,318	7,539,128
RAIT Cre CDO, Ltd., Series 2006-1A, Class H
7.746% due 11/20/2046 (b)	625,000	481,738
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
5.9313% due 06/25/2045 (b)	3,000,000	2,221,650
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	1,835,000	1,818,417
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	1,870,000	1,832,492
Renaissance Home Equity Loan Trust,
Series 2005-4, Class A2
5.399% due 02/25/2036	1,373,810	1,368,398
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	1,014,887	1,005,913
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	1,061,916	1,044,238
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033	650,000	617,163
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	47,422	47,236
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	380,951	379,459
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	708,646	643,369
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	267,442	268,473

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)		$2,451,000	$2,376,107

TOTAL ASSET BACKED SECURITIES
(Cost $162,530,589)			$152,453,072

SUPRANATIONAL OBLIGATIONS - 0.10%

Honduras - 0.03%
Central American Bank for Economic Integration
6.75% due 04/15/2013		638,000	680,372

Venezuela - 0.07%
Corporacion Andina de Fomento
5.20% due 05/21/2013		736,000	726,881
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012		1,005,000	1,064,658

			1,791,539

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,498,813)			$2,471,911

COMMON STOCKS - 0.00%

Food & Beverages - 0.00%
R.A.B. Holdings, Inc. *		16	16

TOTAL COMMON STOCKS (Cost $87,222)			$16

PREFERRED STOCKS - 0.26%

Food & Beverages - 0.06%
Ocean Spray Cranberries, Inc. *		16,800	1,460,026
R.A.B. Holdings, Inc. *		7	1,050

			1,461,076
Mining - 0.13%
Freeport-McMoRan Copper & Gold, Inc. *		22,150	3,435,465

Telephone - 0.07%
Telephone & Data Systems, Inc. *		80,100	1,889,559

TOTAL PREFERRED STOCKS (Cost $5,643,673)			$6,786,100

TERM LOANS - 0.09%

Educational Services - 0.02%
Riverdeep Interactive Learning
8.10% due 11/28/2013	EUR	497,491	492,310

Leisure Time - 0.03%
East Valley Tourist Development
7.00% due 08/06/2012		$725,000	721,375

Mining - 0.04%
Blue Pearl Mining, Ltd.
9.376% due 11/01/2012		1,188,971	1,183,026

TOTAL TERM LOANS (Cost $2,404,212)			$2,396,711

Active Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.01%

Gold - 0.01%
New Gold, Inc.
(Expiration Date: 06/28/17, Strike
Price: CAD 15.00)	135,000	$203,282

TOTAL WARRANTS (Cost $265,313)		$203,282

SHORT TERM INVESTMENTS - 24.51%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007 to
10/16/2007	$298,262,000	$297,869,679
zero coupon due 10/11/2007 to
10/16/2007 ***	100,000,000	99,838,194
John Hancock Cash Investment Trust (c)	234,169,617	234,169,617

TOTAL SHORT TERM INVESTMENTS
(Cost $631,877,491)		$631,877,490

REPURCHASE AGREEMENTS - 0.10%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$ 2,510,857 on 10/01/2007,
collateralized by $50,000 Federal
Home Loan Bank, 4.865% due
05/25/2012 (valued at $50,563,
including interest) and $495,000
Federal Home Loan Bank, 4.50%
due 10/09/2009 (valued at
$497,475, including interest) and
$2,005,000 Federal National
Mortgage Association, 5.10% due
09/10/2009 (valued at $2,017,531,
including interest) ***	$2,510,000	$2,510,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,510,000)		$2,510,000

Total Investments (Active Bond Trust)
(Cost $3,200,467,766) - 123.29%		$3,178,260,715
Liabilities in Excess of Other Assets - (23.29)%		(600,310,503)

TOTAL NET ASSETS - 100.00%		$2,577,950,212

All Cap Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.51%

Advertising - 0.06%
Omnicom Group, Inc.	11,000	$528,990

Aerospace - 2.98%
Boeing Company	138,000	14,488,620
Lockheed Martin Corp.	95,800	10,393,342

		24,881,962
Air Travel - 1.55%
Alaska Air Group, Inc. *	10,200	235,518

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Air Travel (continued)
Continental Airlines, Inc., Class B *	148,400	$4,901,652
Delta Air Lines, Inc. *	326,900	5,867,855
US Airways Group, Inc. *	75,300	1,976,625

		12,981,650
Aluminum - 1.42%
Alcoa, Inc.	230,400	9,013,248
Century Aluminum Company *	54,200	2,853,630

		11,866,878
Apparel & Textiles - 1.36%
Coach, Inc. *	32,400	1,531,548
NIKE, Inc., Class B	43,600	2,557,576
Polo Ralph Lauren Corp., Class A	93,000	7,230,750

		11,319,874
Auto Parts - 0.12%
Autoliv, Inc.	2,700	161,325
AutoZone, Inc. *	7,000	812,980

		974,305
Automobiles - 1.03%
PACCAR, Inc.	101,000	8,610,250

Banking - 2.42%
Bank of America Corp.	401,800	20,198,486

Biotechnology - 0.74%
Cephalon, Inc. *	36,200	2,644,772
Invitrogen Corp. *	14,400	1,176,912
MGI Pharma, Inc. *	83,700	2,325,186

		6,146,870
Broadcasting - 0.00%
Citadel Broadcasting Corp.	7,771	32,327

Building Materials & Construction - 0.08%
Perini Corp. *	12,200	682,346

Business Services - 2.98%
Accenture, Ltd., Class A	273,100	10,992,275
Brinks Company	28,000	1,564,640
Computer Sciences Corp. *	155,500	8,692,450
NCR Corp. *	72,300	3,600,540

		24,849,905
Cable & Television - 2.80%
Comcast Corp., Class A *	489,000	11,824,020
DIRECTV Group, Inc. *	477,900	11,603,412

		23,427,432
Cellular Communications - 0.14%
Telephone & Data Systems, Inc.	17,500	1,168,125

Chemicals - 0.77%
Cabot Corp.	21,300	756,789
Cambrex Corp.	15,500	168,795
Dow Chemical Company	100,100	4,310,306
Lubrizol Corp.	18,000	1,171,080

		6,406,970

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 3.94%
Agilysys, Inc. (a)	38,500	$650,650
Apple, Inc. *	4,500	690,930
Cisco Systems, Inc. *	10,100	334,411
Hewlett-Packard Company	287,000	14,289,730
International Business Machines Corp.	143,800	16,939,640

		32,905,361
Construction Materials - 0.35%
Sherwin-Williams Company	43,900	2,884,669

Containers & Glass - 0.49%
Ball Corp.	16,100	865,375
Pactiv Corp. *	87,900	2,519,214
Sonoco Products Company	23,400	706,212

		4,090,801
Cosmetics & Toiletries - 1.14%
Colgate-Palmolive Company	26,500	1,889,980
Kimberly-Clark Corp.	108,200	7,602,132

		9,492,112
Crude Petroleum & Natural Gas - 1.45%
Devon Energy Corp.	24,900	2,071,680
Marathon Oil Corp.	47,800	2,725,556
Unit Corp. *	125,600	6,079,040
Western Refining, Inc.	31,300	1,270,154

		12,146,430
Domestic Oil - 0.61%
Frontier Oil Corp.	121,800	5,071,752

Drugs & Health Care - 0.11%
Qiagen NV * (a)	16,162	313,698
Quidel Corp. *	32,500	635,700

		949,398
Electrical Utilities - 1.42%
American Electric Power Company, Inc.	15,800	728,064
CenterPoint Energy, Inc.	74,100	1,187,823
Edison International	33,800	1,874,210
FirstEnergy Corp.	122,500	7,759,150
PG&E Corp.	7,300	348,940

		11,898,187
Electronics - 0.91%
Arrow Electronics, Inc. *	18,600	790,872
Belden, Inc.	5,300	248,623
Teleflex, Inc.	84,700	6,599,824

		7,639,319
Energy - 1.07%
Sempra Energy	154,000	8,950,480

Financial Services - 8.15%
Capital One Financial Corp.	163,300	10,848,019
Citigroup, Inc.	367,100	17,132,557
Goldman Sachs Group, Inc.	61,800	13,394,532
Interactive Data Corp.	3,800	107,160
Merrill Lynch & Company, Inc.	13,700	976,536

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Morgan Stanley	197,600	$12,448,800
Wells Fargo & Company	370,100	13,182,962

		68,090,566
Food & Beverages - 1.86%
Coca-Cola Enterprises, Inc.	375,900	9,104,298
General Mills, Inc.	73,800	4,281,138
William Wrigley Jr. Company	33,900	2,177,397

		15,562,833
Gas & Pipeline Utilities - 0.85%
Global Industries, Ltd. *	222,500	5,731,600
NiSource, Inc.	27,400	524,436
UGI Corp.	32,800	852,144

		7,108,180
Healthcare Products - 1.11%
Becton, Dickinson & Company	50,600	4,151,730
Herbalife, Ltd.	95,000	4,318,700
Kinetic Concepts, Inc. *	14,300	804,804

		9,275,234
Healthcare Services - 3.05%
Alliance Imaging, Inc. *	41,000	371,460
Amedisys, Inc. *	1	39
Apria Healthcare Group, Inc. *	11,900	309,519
Coventry Health Care, Inc. *	97,600	6,071,696
Health Net, Inc. *	30,500	1,648,525
Humana, Inc. *	120,200	8,399,576
Medco Health Solutions, Inc. *	64,000	5,784,960
WellCare Health Plans, Inc. *	27,100	2,857,153

		25,442,928
Holdings Companies/Conglomerates - 1.09%
General Electric Company	220,000	9,108,000

Homebuilders - 0.32%
NVR, Inc. *	5,600	2,633,400

Hotels & Restaurants - 2.10%
McDonald's Corp.	236,800	12,898,496
Yum! Brands, Inc.	137,600	4,655,008

		17,553,504
Household Appliances - 0.08%
The Toro Company	11,400	670,662

Industrial Machinery - 0.36%
Caterpillar, Inc.	17,400	1,364,682
Intevac, Inc. *	106,800	1,623,360

		2,988,042
Insurance - 4.09%
ACE, Ltd.	119,400	7,232,058
Aetna, Inc.	172,700	9,372,429
Allied World Assurance Holdings, Ltd.	38,300	1,988,153
Arch Capital Group, Ltd. *	13,900	1,034,299
Philadelphia Consolidated Holding Corp. *	17,100	706,914
The Travelers Companies, Inc.	105,000	5,285,700

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
XL Capital, Ltd., Class A (a)	107,700	$8,529,840

		34,149,393
International Oil - 5.52%
Chevron Corp.	191,700	17,939,286
ConocoPhillips	3,100	272,087
Exxon Mobil Corp.	175,200	16,216,512
Hess Corp.	109,800	7,304,994
Noble Corp.	78,800	3,865,140
Parker Drilling Company *	63,300	513,996

		46,112,015
Internet Content - 1.11%
Google, Inc., Class A *	13,300	7,544,691
Yahoo!, Inc. *	63,400	1,701,656

		9,246,347
Internet Retail - 0.24%
eBay, Inc. *	52,100	2,032,942

Internet Software - 0.10%
Symantec Corp. *	42,400	821,712

Leisure Time - 0.01%
Vail Resorts, Inc. *	800	49,832

Manufacturing - 1.43%
Honeywell International, Inc.	201,500	11,983,205

Metal & Metal Products - 0.11%
USEC, Inc. *	85,900	880,475

Mining - 0.79%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	62,600	6,566,114

Paper - 0.02%
Buckeye Technologies, Inc. *	11,500	174,110

Petroleum Services - 3.06%
Atwood Oceanics, Inc. *	2,000	153,120
ENSCO International, Inc.	84,300	4,729,230
GlobalSantaFe Corp.	21,700	1,649,634
Superior Energy Services, Inc. *	61,900	2,193,736
Tesoro Corp.	119,800	5,513,196
Transocean, Inc. *	81,400	9,202,270
Valero Energy Corp.	31,500	2,116,170

		25,557,356
Pharmaceuticals - 6.77%
Bristol-Myers Squibb Company	427,400	12,317,668
Caraco Pharmaceutical Labs *	4,500	68,625
Eli Lilly & Company	216,700	12,336,731
Endo Pharmaceutical Holdings, Inc. *	33,500	1,038,835
Gilead Sciences, Inc. *	252,700	10,327,849
Merck & Company, Inc.	86,300	4,460,847
Noven Pharmaceuticals, Inc. * (a)	27,700	441,261
Par Pharmaceutical Companies, Inc. *	11,700	217,152
Schering-Plough Corp.	346,900	10,972,447
Sepracor, Inc. *	142,700	3,924,250

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
ViroPharma, Inc. * (a)	52,600	$468,140

		56,573,805
Real Estate - 1.44%
Apartment Investment & Management
Company, Class A, REIT	6,000	270,780
Equity Residential, REIT	37,900	1,605,444
Health Care REIT, Inc. (a)	17,000	752,080
Hospitality Properties Trust, REIT	20,100	817,065
Liberty Property Trust, REIT	19,300	776,053
ProLogis, REIT	30,500	2,023,675
Public Storage, Inc., REIT	3,300	259,545
Regency Centers Corp., REIT	15,800	1,212,650
Simon Property Group, Inc., REIT	21,500	2,150,000
Vornado Realty Trust, REIT	19,400	2,121,390

		11,988,682
Retail Grocery - 1.22%
The Kroger Company	356,500	10,167,380

Retail Trade - 2.85%
Big Lots, Inc. *	43,700	1,304,008
BJ's Wholesale Club, Inc. *	222,300	7,371,468
Dick's Sporting Goods, Inc. *	21,000	1,410,150
Family Dollar Stores, Inc.	269,900	7,168,544
RadioShack Corp.	319,100	6,592,606

		23,846,776
Semiconductors - 2.18%
Analog Devices, Inc.	211,000	7,629,760
Emulex Corp. *	66,900	1,282,473
MEMC Electronic Materials, Inc. *	7,900	464,994
Micrel, Inc.	37,400	403,920
National Semiconductor Corp.	202,500	5,491,800
Teradyne, Inc. *	213,800	2,950,440

		18,223,387
Software - 2.64%
Microsoft Corp.	707,200	20,834,112
MicroStrategy, Inc., Class A *	12,200	967,948
SPSS, Inc. *	5,300	218,042

		22,020,102
Telecommunications Equipment &
Services - 2.69%
Alaska Communications Systems Group, Inc.	3,600	52,020
Embarq Corp.	121,000	6,727,600
Verizon Communications, Inc.	355,100	15,723,828

		22,503,448
Telephone - 2.29%
AT&T, Inc.	188,800	7,988,128
CenturyTel, Inc.	70,000	3,235,400
U.S. Cellular Corp. *	45,500	4,468,100
Windstream Corp.	245,400	3,465,048

		19,156,676

All Cap Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tobacco - 1.04%
Altria Group, Inc.	110,000	$7,648,300
Loews Corp. - Carolina Group	13,100	1,077,213

		8,725,513
Trucking & Freight - 1.00%
Ryder Systems, Inc.	169,800	8,320,200

TOTAL COMMON STOCKS (Cost $721,951,292)		$747,637,698

SHORT TERM INVESTMENTS - 1.10%
John Hancock Cash Investment Trust (c)	$5,455,854	$5,455,854
U.S. Treasury Bills
zero coupon due 10/18/2007	3,760,000	3,751,574

TOTAL SHORT TERM INVESTMENTS
(Cost $9,207,428)		$9,207,428

REPURCHASE AGREEMENTS - 10.04%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$ 83,852,640 on 10/01/2007,
collateralized by $84,345,000
Federal National Mortgage
Association, 6.00% due
08/22/2016 (valued at
$85,504,744, including interest)	$83,824,000	$83,824,000

TOTAL REPURCHASE AGREEMENTS
(Cost $83,824,000)		$83,824,000

Total Investments (All Cap Core Trust)
(Cost $814,982,720) - 100.65%		$840,669,126
Liabilities in Excess of Other Assets - (0.65)%		(5,411,640)

TOTAL NET ASSETS - 100.00%		$835,257,486

All Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.48%

Aerospace - 6.56%
Boeing Company	42,446	$4,456,405
General Dynamics Corp.	68,791	5,810,776
Spirit Aerosystems Holdings, Inc., Class A *	194,286	7,565,497
United Technologies Corp.	99,816	8,033,192

		25,865,870
Apparel & Textiles - 1.81%
Carter's, Inc. *	21,655	432,017
Coach, Inc. *	81,229	3,839,695
Phillips-Van Heusen Corp.	54,468	2,858,481

		7,130,193
Biotechnology - 0.19%
Biogen Idec, Inc. *	11,524	764,387

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting - 1.40%
Grupo Televisa SA, SADR *	228,609	$5,525,480

Building Materials & Construction - 2.53%
Chicago Bridge & Iron Company N.V.	75,713	3,260,202
Foster Wheeler, Ltd. *	51,069	6,704,338

		9,964,540
Business Services - 1.60%
Accenture, Ltd., Class A	157,034	6,320,619

Cellular Communications - 2.43%
America Movil SA de CV, Series L, ADR	61,721	3,950,144
China Mobile, Ltd.	343,500	5,623,863

		9,574,007
Chemicals - 1.46%
Syngenta AG *	26,727	5,746,757

Commercial Services - 0.87%
CB Richard Ellis Group, Inc. *	122,792	3,418,529

Computers & Business Equipment - 12.25%
Apple, Inc. *	76,746	11,783,581
Cisco Systems, Inc. *	375,317	12,426,746
Dell, Inc. *	344,574	9,510,242
Hewlett-Packard Company	117,043	5,827,571
Micros Systems, Inc. *	44,061	2,867,049
Research In Motion, Ltd. *	60,007	5,913,690

		48,328,879
Construction & Mining Equipment - 1.52%
National Oilwell Varco, Inc. *	41,590	6,009,755

Cosmetics & Toiletries - 0.77%
Colgate-Palmolive Company	42,671	3,043,296

Crude Petroleum & Natural Gas - 1.11%
Occidental Petroleum Corp.	68,500	4,389,480

Educational Services - 1.49%
Apollo Group, Inc., Class A *	97,679	5,875,392

Electrical Equipment - 1.54%
Emerson Electric Company	114,362	6,086,346

Electronics - 1.59%
Amphenol Corp., Class A	118,522	4,712,435
Trimble Navigation, Ltd. *	39,760	1,558,989

		6,271,424
Energy - 2.07%
McDermott International, Inc. *	151,126	8,172,894

Financial Services - 7.05%
Ameriprise Financial, Inc.	85,604	5,402,468
Goldman Sachs Group, Inc.	49,216	10,667,076
JP Morgan Chase & Company	176,771	8,099,647
Merrill Lynch & Company, Inc.	51,214	3,650,534

		27,819,725
Healthcare Products - 0.99%
Zimmer Holdings, Inc. *	48,442	3,923,318

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services - 5.62%
Express Scripts, Inc. *	69,693	$3,890,263
Health Net, Inc. *	142,703	7,713,097
McKesson Corp.	75,738	4,452,637
UnitedHealth Group, Inc.	126,259	6,114,724

		22,170,721
Hotels & Restaurants - 0.73%
Darden Restaurants, Inc.	68,940	2,885,828

Household Products - 1.67%
The Clorox Company	108,310	6,605,827

Industrial Machinery - 4.14%
Cameron International Corp. *	44,911	4,144,836
Grant Prideco, Inc. *	85,447	4,658,571
Komatsu, Ltd.	139,670	4,688,869
Terex Corp. *	31,880	2,837,958

		16,330,234
Industrials - 1.23%
ABB, Ltd.	185,374	4,868,777

Internet Content - 1.15%
Google, Inc., Class A *	7,987	4,530,785

Internet Retail - 4.22%
Amazon.com, Inc. *	91,300	8,504,595
eBay, Inc. *	209,136	8,160,487

		16,665,082
Leisure Time - 0.80%
Electronic Arts, Inc. *	56,300	3,152,237
Manufacturing - 0.67%
Acuity Brands, Inc.	52,410	2,645,657

Medical-Hospitals - 1.10%
VCA Antech, Inc. *	103,890	4,337,407

Metal & Metal Products - 2.45%
Precision Castparts Corp.	65,290	9,661,614

Petroleum Services - 1.25%
Valero Energy Corp.	73,528	4,939,611

Pharmaceuticals - 7.27%
Abbott Laboratories	70,153	3,761,604
Celgene Corp. *	19,375	1,381,631
Gilead Sciences, Inc. *	142,444	5,821,686
Merck & Company, Inc.	172,592	8,921,281
Schering-Plough Corp.	131,269	4,152,038
Shire PLC	189,456	4,638,673

		28,676,913
Retail Trade - 6.92%
Aeropostale, Inc. *	152,591	2,908,385
DSW, Inc., Class A * (a)	81,545	2,052,488
Family Dollar Stores, Inc.	263,915	7,009,582
J.C. Penney Company, Inc.	83,746	5,306,984
Longs Drug Stores Corp.	50,048	2,485,884
Nordstrom, Inc.	78,735	3,691,884

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
PetSmart, Inc.	120,109	$3,831,477

		27,286,684
Semiconductors - 2.97%
Microchip Technology, Inc.	105,347	3,826,203
Texas Instruments, Inc.	215,956	7,901,830

		11,728,033
Software - 3.76%
Adobe Systems, Inc. *	137,531	6,004,603
Autodesk, Inc. *	79,533	3,974,264
VeriFone Holdings, Inc. *	109,409	4,850,101

		14,828,968
Telecommunications Equipment &
Services - 2.30%
Amdocs, Ltd. *	243,567	9,058,257

TOTAL COMMON STOCKS (Cost $306,407,099)		$384,603,526

SHORT TERM INVESTMENTS - 0.22%
John Hancock Cash Investment Trust	$884,911	$884,911

TOTAL SHORT TERM INVESTMENTS
(Cost $884,911)		$884,911

REPURCHASE AGREEMENTS - 2.41%
Repurchase Agreement with State
Street Corp. dated 09/30/2007 at
4.55% to be repurchased at
$9,507,604 on 10/1/2007,
collateralized by $9,325,000
Federal Home Loan Mortgage
Corp., 5.55% due 10/04/2016
(valued at $9,698,000, including
interest)	$9,504,000	$9,504,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,504,000)		$9,504,000

Total Investments (All Cap Growth Trust)
(Cost $316,796,010) - 100.11%		$394,992,437
Liabilities in Excess of Other Assets - (0.11)%		(428,963)

TOTAL NET ASSETS - 100.00%		$394,563,474

All Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.75%

Aerospace - 3.22%
Alliant Techsystems, Inc. *	12,300	$1,344,390
Curtiss-Wright Corp.	12,600	598,500
General Dynamics Corp.	28,000	2,365,160
Moog, Inc., Class A *	7,300	320,762

		4,628,812

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts - 0.06%
ArvinMeritor, Inc.	5,000	$84,100

Banking - 1.94%
Colonial Bancgroup, Inc.	14,000	302,680
Cullen Frost Bankers, Inc.	49,765	2,494,222

		2,796,902
Biotechnology - 2.39%
Amgen, Inc. *	34,500	1,951,665
Applera Corp.	43,100	1,492,984

		3,444,649
Business Services - 2.93%
Cadence Design Systems, Inc. *	98,870	2,193,925
R.R. Donnelley & Sons Company	32,185	1,176,684
URS Corp. *	15,100	852,395

		4,223,004
Cable & Television - 0.75%
Comcast Corp., Special Class A *	44,994	1,078,056

Chemicals - 5.11%
Albemarle Corp.	7,000	309,400
Cabot Corp.	5,600	198,968
Cytec Industries, Inc.	35,400	2,421,006
Eastman Chemical Company	5,000	333,650
Hercules, Inc.	18,000	378,360
Olin Corp.	40,900	915,342
Praxair, Inc.	22,982	1,924,972
Rohm & Haas Company	15,600	868,452

		7,350,150
Commercial Services - 0.47%
Shaw Group, Inc. *	11,621	675,180

Computers & Business Equipment - 1.98%
Cisco Systems, Inc. *	25,700	850,927
Intermec, Inc. * (a)	6,100	159,332
SanDisk Corp. *	7,000	385,700
Sun Microsystems, Inc. *	258,900	1,452,429

		2,848,388
Construction & Mining Equipment - 0.47%
Carbo Ceramics, Inc. (a)	13,396	679,579

Containers & Glass - 0.70%
Ball Corp.	18,669	1,003,459

Cosmetics & Toiletries - 1.96%
International Flavors & Fragrances, Inc.	22,580	1,193,579
Procter & Gamble Company	23,206	1,632,310

		2,825,889
Crude Petroleum & Natural Gas - 2.38%
Apache Corp.	7,400	666,444
Chesapeake Energy Corp.	41,400	1,459,764
Forest Oil Corp. * (a)	16,200	697,248
Occidental Petroleum Corp.	9,400	602,352

		3,425,808

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil - 0.78%
Range Resources Corp.	27,700	$1,126,282

Electrical Equipment - 2.67%
Anixter International, Inc. *	19,711	1,625,172
Emerson Electric Company	25,202	1,341,251
Molex, Inc.	32,626	878,618

		3,845,041
Electrical Utilities - 2.12%
CMS Energy Corp.	30,340	510,319
PNM Resources, Inc.	23,200	540,096
The Southern Company	41,700	1,512,876
Wisconsin Energy Corp.	10,800	486,324

		3,049,615
Electronics - 2.36%
Agilent Technologies, Inc. *	36,000	1,327,680
Rogers Corp. *	18,400	757,896
Zebra Technologies Corp., Class A *	36,000	1,313,640

		3,399,216
Financial Services - 3.11%
Bank of New York Mellon Corp.	66,923	2,953,981
Citigroup, Inc.	22,522	1,051,102
GATX Corp.	10,900	465,975

		4,471,058
Food & Beverages - 3.26%
Coca-Cola Enterprises, Inc.	49,100	1,189,202
Diageo PLC, SADR	16,400	1,438,772
PepsiCo, Inc.	28,121	2,060,145

		4,688,119
Gas & Pipeline Utilities - 2.80%
AGL Resources, Inc.	8,300	328,846
El Paso Corp.	57,200	970,684
Nicor, Inc.	12,600	540,540
Spectra Energy Corp.	42,300	1,035,504
UGI Corp.	44,500	1,156,110

		4,031,684
Gold - 1.92%
Barrick Gold Corp.	68,445	2,756,965

Healthcare Products - 0.24%
Patterson Companies, Inc. *	9,000	347,490

Healthcare Services - 3.25%
DaVita, Inc. *	23,500	1,484,730
IMS Health, Inc.	62,400	1,911,936
Quest Diagnostics, Inc.	22,110	1,277,295

		4,673,961
Holdings Companies/Conglomerates - 5.68%
Berkshire Hathaway, Inc., Class B *	650	2,568,800
General Electric Company	135,321	5,602,289

		8,171,089
Household Products - 0.46%
Fortune Brands, Inc.	8,200	668,218

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery - 2.46%
Caterpillar, Inc.	20,800	$1,631,344
IDEX Corp.	29,983	1,091,081
Kennametal, Inc.	9,700	814,606

		3,537,031
Insurance - 2.52%
American International Group, Inc.	23,700	1,603,305
Chubb Corp.	11,600	622,224
Hartford Financial Services Group, Inc.	15,200	1,406,760

		3,632,289
International Oil - 6.37%
Chevron Corp.	13,900	1,300,762
EnCana Corp. (a)	22,400	1,385,440
Exxon Mobil Corp.	70,109	6,489,289

		9,175,491
Internet Software - 0.77%
McAfee, Inc. *	31,601	1,101,927

Life Sciences - 0.15%
PerkinElmer, Inc.	7,400	216,154

Liquor - 0.71%
Anheuser-Busch Companies, Inc.	2,900	144,971
Brown Forman Corp., Class B	11,700	876,447

		1,021,418
Manufacturing - 6.17%
AptarGroup, Inc.	22,400	848,288
Carlisle Companies, Inc.	119,646	5,814,796
Eaton Corp.	7,610	753,694
Hexcel Corp. * (a)	29,700	674,487
Honeywell International, Inc.	13,400	796,898

		8,888,163
Metal & Metal Products - 1.19%
Quanex Corp.	36,439	1,711,904
Mining - 0.34%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	4,700	492,983

Petroleum Services - 2.32%
BJ Services Company	48,200	1,279,710
Exterran Holdings, Inc. *	4,290	344,658
Halliburton Company	29,242	1,122,893
Superior Energy Services, Inc. *	16,700	591,848

		3,339,109
Pharmaceuticals - 7.19%
Abbott Laboratories	60,200	3,227,924
Eli Lilly & Company	37,500	2,134,875
Medicis Pharmaceutical Corp., Class A (a)	4,700	143,397
Mylan Laboratories, Inc.	22,702	362,324
Onyx Pharmaceuticals, Inc. *	12,300	535,296
Schering-Plough Corp.	66,896	2,115,920
Teva Pharmaceutical Industries, Ltd., SADR	41,300	1,836,611

		10,356,347

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Railroads & Equipment - 0.29%
Burlington Northern Santa Fe Corp.	5,100	$413,967

Retail Grocery - 1.08%
The Kroger Company	54,366	1,550,518

Retail Trade - 1.82%
Costco Wholesale Corp.	28,000	1,718,360
Macy's, Inc.	26,020	840,966
MSC Industrial Direct Company, Inc., Class A	1,220	61,720

		2,621,046
Semiconductors - 0.75%
Micron Technology, Inc. *	24,800	275,280
Texas Instruments, Inc.	21,800	797,662

		1,072,942
Steel - 1.41%
Carpenter Technology Corp.	15,600	2,028,156

Telecommunications Equipment &
Services - 2.33%
Corning, Inc.	95,900	2,363,935
JDS Uniphase Corp. *	40,800	610,368
Tellabs, Inc. *	39,503	376,069

		3,350,372
Telephone - 3.30%
AT&T, Inc.	103,877	4,395,036
Qwest Communications International, Inc. *	39,500	361,820

		4,756,856
Transportation - 0.24%
Bristow Group, Inc. *	7,800	340,938

Trucking & Freight - 2.33%
Oshkosh Truck Corp.	54,200	3,358,774

TOTAL COMMON STOCKS (Cost $122,801,327)		$139,259,099

SHORT TERM INVESTMENTS - 2.72%
John Hancock Cash Investment Trust (c)	$3,911,390	$3,911,390

TOTAL SHORT TERM INVESTMENTS
(Cost $3,911,390)		$3,911,390

REPURCHASE AGREEMENTS - 1.48%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$ 2,128,727 on 10/01/2007,
collateralized by $2,145,000
Federal National Mortgage
Association, 6.00% due
08/29/2016 (valued at $2,171,813,
including interest)	$2,128,000	$2,128,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,128,000)		$2,128,000

Total Investments (All Cap Value Trust)
(Cost $128,840,717) - 100.95%		$145,298,489
Liabilities in Excess of Other Assets - (0.95)%		(1,365,821)

TOTAL NET ASSETS - 100.00%		$143,932,668

American Asset Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Asset Allocation Trust - Class 1	15,724,726	$306,632,154

TOTAL INVESTMENT COMPANIES (Cost $301,357,980)		$306,632,154

Total Investments (American Asset Allocation Trust)
(Cost $301,357,980) - 100.00%		$306,632,154
Liabilities in Excess of Other Assets - 0.00%		(2,237)

TOTAL NET ASSETS - 100.00%		$306,629,917

American Blue Chip Income & Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Blue Chip Income & Growth Trust -
Class 2	15,722,471	$195,273,086

TOTAL INVESTMENT COMPANIES (Cost $159,494,817)		$195,273,086

Total Investments (American Blue Chip Income & Growth		$195,273,086
Trust) (Cost $159,494,817) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(18,252)

TOTAL NET ASSETS - 100.00%		$195,254,834

American Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Bond Trust, Class 2	79,715,001	$911,142,462

TOTAL INVESTMENT COMPANIES (Cost $903,385,058)		$911,142,462

Total Investments (American Bond Trust)
(Cost $903,385,058) - 100.00%		$911,142,462
Liabilities in Excess of Other Assets - 0.00%		(26,297)

TOTAL NET ASSETS - 100.00%		$911,116,165

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

American Global Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
American Funds Insurance Series - 100.00%
American Global Growth Trust - Class 1	4,855,055	$123,609,690

TOTAL INVESTMENT COMPANIES (Cost $119,782,961)		$123,609,690

Total Investments (American Global Growth Trust)
(Cost $119,782,961) - 100.00%		$123,609,690
Liabilities in Excess of Other Assets - 0.00%		(5,456)

TOTAL NET ASSETS - 100.00%		$123,604,234

American Global Small Capitalization Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

American Funds Insurance Series - 100.01%
American Global Small Capitalization Trust -
Class 1	1,915,502	$55,185,603

TOTAL INVESTMENT COMPANIES (Cost $53,379,011)		$55,185,603

Total Investments (American Global Small Capitalization		$55,185,603
Trust) (Cost $53,379,011) - 100.01%
Liabilities in Excess of Other Assets - (0.01)%		(7,476)

TOTAL NET ASSETS - 100.00%		$55,178,127

American Growth-Income Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth-Income Trust - Class 2	33,245,694	$1,502,040,448

TOTAL INVESTMENT COMPANIES (Cost $1,234,302,755)		$1,502,040,448

Total Investments (American Growth-Income Trust)
(Cost $1,234,302,755) - 100.00%		$1,502,040,448
Liabilities in Excess of Other Assets - 0.00%		(45,913)

TOTAL NET ASSETS - 100.00%		$1,501,994,535

American Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American Growth Trust - Class 2	26,850,793	$1,860,759,953

TOTAL INVESTMENT COMPANIES (Cost $1,450,434,120)		$1,860,759,953

Total Investments (American Growth Trust)
(Cost $1,450,434,120) - 100.00%		$1,860,759,953
Liabilities in Excess of Other Assets - 0.00%		(53,393)

TOTAL NET ASSETS - 100.00%		$1,860,706,560

American High-Income Bond Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

American Funds Insurance Series - 100.02%
American High Income Bond Trust - Class 1	2,114,409	$26,578,115

TOTAL INVESTMENT COMPANIES (Cost $26,799,836)		$26,578,115

Total Investments (American High-Income Bond Trust)
(Cost $26,799,836) - 100.02%		$26,578,115
Liabilities in Excess of Other Assets - (0.02)%		(6,105)

TOTAL NET ASSETS - 100.00%		$26,572,010

American International Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

American Funds Insurance Series - 100.00%
American International Trust - Class 2	50,957,273	$1,255,077,639

TOTAL INVESTMENT COMPANIES (Cost $923,206,620)		$1,255,077,639

Total Investments (American International Trust)
(Cost $923,206,620) - 100.00%		$1,255,077,639
Liabilities in Excess of Other Assets - 0.00%		(40,948)

TOTAL NET ASSETS - 100.00%		$1,255,036,691

American New World Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

American Funds Insurance Series - 100.02%
American New World Trust - Class 1	1,642,340	$40,894,272

TOTAL INVESTMENT COMPANIES (Cost $38,858,821)		$40,894,272

Total Investments (American New World Trust)
(Cost $38,858,821) - 100.02%		$40,894,272
Liabilities in Excess of Other Assets - (0.02)%		(8,369)

TOTAL NET ASSETS - 100.00%		$40,885,903

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.22%

Advertising - 0.82%
Monster Worldwide, Inc. *	327,000	$11,137,620
Omnicom Group, Inc.	294,100	14,143,269

		25,280,889
Aerospace - 2.14%
General Dynamics Corp.	441,274	37,274,415
Lockheed Martin Corp.	10,100	1,095,749
Rockwell Collins, Inc.	140,299	10,247,439
United Technologies Corp.	213,200	17,158,336

		65,775,939
Agriculture - 1.13%
Monsanto Company	403,804	34,622,155

Apparel & Textiles - 0.84%
Coach, Inc. *	545,400	25,781,058

Banking - 0.86%
Northern Trust Corp.	398,589	26,414,493

Biotechnology - 1.30%
Genentech, Inc. *	510,922	39,862,135

Broadcasting - 0.27%
Discovery Holding Company *	102,600	2,960,010
Grupo Televisa SA, SADR *	218,300	5,276,311

		8,236,321
Building Materials & Construction - 0.67%
Foster Wheeler, Ltd. *	157,500	20,676,600

Business Services - 1.59%
Accenture, Ltd., Class A	320,800	12,912,200
Automatic Data Processing, Inc.	782,781	35,953,131

		48,865,331
Cable & Television - 1.22%
Rogers Communications, Inc. (a)	663,968	30,230,463
Shaw Communications Inc * (a)	146,300	3,634,092
Viacom, Inc., Class B *	94,610	3,686,952

		37,551,507
Cellular Communications - 1.62%
America Movil SA de CV, Series L, ADR	686,451	43,932,864
Metropcs Communications, Inc. * (a)	220,100	6,004,328

		49,937,192
Computers & Business Equipment - 7.66%
Apple, Inc. *	374,900	57,562,146
Cisco Systems, Inc. *	1,904,618	63,061,902
Dell, Inc. *	768,473	21,209,855
EMC Corp. *	1,172,252	24,382,841
Hewlett-Packard Company	269,000	13,393,510
Juniper Networks, Inc. *	1,307,121	47,853,700
Network Appliance, Inc. *	300,900	8,097,219

		235,561,173
Cosmetics & Toiletries - 1.28%
Procter & Gamble Company	560,874	39,451,877

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas - 0.06%
EOG Resources, Inc.	24,700	$1,786,551
Sunoco, Inc.	2,500	176,950

		1,963,501
Drugs & Health Care - 0.37%
Novartis AG	24,966	1,374,108
Wyeth	227,454	10,133,076

		11,507,184
Educational Services - 0.07%
Apollo Group, Inc., Class A *	33,300	2,002,995

Electronics - 0.19%
Thermo Fisher Scientific, Inc. *	98,700	5,696,964

Energy - 0.47%
McDermott International, Inc. *	266,000	14,385,280

Financial Services - 13.14%
American Express Company	690,252	40,980,261
Ameriprise Financial, Inc.	247,851	15,641,877
Bank of New York Mellon Corp.	349,461	15,425,209
Charles Schwab Corp.	1,317,586	28,459,858
Citigroup, Inc.	703,217	32,819,137
CME Group, Inc. (a)	26,300	15,447,305
Countrywide Financial Corp.	61,700	1,172,917
Discover Financial Services *	233,950	4,866,160
Franklin Resources, Inc.	366,265	46,698,788
Goldman Sachs Group, Inc. (a)	184,876	40,070,024
IntercontinentalExchange, Inc. *	2,500	379,750
Legg Mason, Inc.	54,270	4,574,418
MasterCard, Inc., Class A	6,400	947,008
Merrill Lynch & Company, Inc.	182,590	13,015,015
Morgan Stanley	588,600	37,081,800
State Street Corp.	803,435	54,762,130
UBS AG	601,998	32,282,584
Wells Fargo & Company	546,192	19,455,359

		404,079,600
Food & Beverages - 0.65%
PepsiCo, Inc.	226,004	16,557,053
Sysco Corp.	99,495	3,541,027

		20,098,080
Healthcare Products - 3.69%
Alcon, Inc.	115,200	16,579,584
Baxter International, Inc.	135,700	7,637,196
Medtronic, Inc.	672,636	37,943,397
St. Jude Medical, Inc. *	563,136	24,817,403
Stryker Corp.	345,979	23,789,516
Zimmer Holdings, Inc. *	34,700	2,810,353

		113,577,449
Healthcare Services - 4.24%
Cardinal Health, Inc.	182,995	11,442,677
Express Scripts, Inc. *	340,000	18,978,800
Humana, Inc. *	205,500	14,360,340
Laboratory Corp. of America Holdings *	165,200	12,923,596

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Medco Health Solutions, Inc. *	265,600	$24,007,584
UnitedHealth Group, Inc.	320,859	15,539,202
WellPoint, Inc. *	419,872	33,136,298

		130,388,497
Holdings Companies/Conglomerates - 3.65%
General Electric Company	2,713,801	112,351,361

Hotels & Restaurants - 1.87%
Marriott International, Inc., Class A	486,388	21,143,287
McDonald's Corp.	110,000	5,991,700
Wynn Resorts, Ltd. * (a)	193,127	30,429,090

		57,564,077
Insurance - 3.74%
Aetna, Inc.	602,148	32,678,572
American International Group, Inc.	583,574	39,478,781
Hartford Financial Services Group, Inc.	119,484	11,058,244
Prudential Financial, Inc.	326,800	31,889,144

		115,104,741
International Oil - 1.82%
Exxon Mobil Corp.	384,638	35,602,093
Murphy Oil Corp.	289,158	20,209,253

		55,811,346
Internet Content - 2.53%
Google, Inc., Class A *	137,166	77,810,157
Internet Retail - 3.07%
Amazon.com, Inc. *	690,389	64,309,735
eBay, Inc. *	774,535	30,222,356

		94,532,091
Leisure Time - 1.83%
Electronic Arts, Inc. *	458,500	25,671,415
International Game Technology	226,402	9,757,926
Las Vegas Sands Corp. *	76,500	10,206,630
MGM MIRAGE *	117,800	10,536,032

		56,172,003
Manufacturing - 2.82%
Danaher Corp.	859,663	71,102,727
Illinois Tool Works, Inc.	261,274	15,582,381

		86,685,108
Mining - 0.97%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	285,100	29,904,139

Petroleum Services - 6.63%
Baker Hughes, Inc.	439,059	39,677,762
Schlumberger, Ltd. (a)	814,692	85,542,660
Smith International, Inc.	778,272	55,568,621
Total SA, ADR	286,708	23,231,949

		204,020,992
Pharmaceuticals - 5.61%
Allergan, Inc.	342,700	22,093,869
Celgene Corp. *	413,900	29,515,209

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Eli Lilly & Company	150,700	$8,579,351
Gilead Sciences, Inc. * (a)	1,125,562	46,001,719
Merck & Company, Inc.	363,400	18,784,146
Roche Holdings AG	134,395	24,303,580
Schering-Plough Corp.	738,600	23,361,918

		172,639,792
Publishing - 0.03%
McGraw-Hill Companies, Inc.	17,600	896,016

Retail Trade - 5.63%
Bed Bath & Beyond, Inc. *	322,400	11,000,288
CVS Caremark Corp.	1,454,267	57,632,601
Home Depot, Inc.	370,848	12,030,309
Kohl's Corp. *	711,530	40,792,015
Target Corp.	571,322	36,318,939
Wal-Mart Stores, Inc.	351,264	15,332,674

		173,106,826
Semiconductors - 4.99%
Analog Devices, Inc.	562,343	20,334,323
Applied Materials, Inc.	49,500	1,024,650
ASML Holding N.V. *	450,500	14,803,430
Broadcom Corp., Class A *	125,300	4,565,932
Intel Corp.	1,002,092	25,914,099
Marvell Technology Group, Ltd. * (a)	1,434,610	23,484,566
Maxim Integrated Products, Inc.	518,272	15,211,283
Texas Instruments, Inc.	648,018	23,710,979
Xilinx, Inc.	932,625	24,378,817

		153,428,079
Software - 4.65%
Adobe Systems, Inc. *	394,275	17,214,047
Autodesk, Inc. *	431,800	21,577,046
Intuit, Inc. *	384,222	11,641,927
Microsoft Corp.	2,368,040	69,762,458
Oracle Corp. *	1,058,962	22,926,527

		143,122,005
Telecommunications Equipment &
Services - 4.13%
American Tower Corp., Class A *	952,338	41,464,796
Corning, Inc.	600,915	14,812,555
Ericsson LM, Series B	3,030,600	12,074,663
Nokia Oyj, SADR	1,005,428	38,135,884
QUALCOMM, Inc.	482,477	20,389,478

		126,877,376
Telephone - 0.63%
AT&T, Inc.	456,600	19,318,746

Transportation - 0.34%
Expeditors International of Washington, Inc.	220,900	10,448,570

TOTAL COMMON STOCKS (Cost $2,277,282,084)		$3,051,509,645

SHORT TERM INVESTMENTS - 3.26%
John Hancock Cash Investment Trust	$89,813,204	$89,813,204

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
T. Rowe Price Reserve Investment
Fund	$10,567,317	$10,567,317

TOTAL SHORT TERM INVESTMENTS
(Cost $100,380,521)		$100,380,521

REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$ 2,000,683 on 10/01/2007,
collateralized by $210,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$208,015, including interest) and
$1,790,000 Federal Home Loan
Mortgage Corp., 4.75% due
11/03/2009 (valued at $1,836,988,
including interest)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Blue Chip Growth Trust)
(Cost $2,379,662,605) - 102.54%		$3,153,890,166
Liabilities in Excess of Other Assets - (2.54)%		(78,271,113)

TOTAL NET ASSETS - 100.00%		$3,075,619,053

Total Bond Market Trust A
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 28.86%

U.S. Treasury Bonds - 4.79%
4.75% due 02/15/2037	$4,215,000	$4,156,715
7.875% due 02/15/2021	300,000	389,203
9.25% due 02/15/2016	2,150,000	2,853,622

		7,399,540
U.S. Treasury Notes - 24.07%
3.375% due 09/15/2009	5,050,000	4,995,950
3.875% due 05/15/2010	3,568,000	3,557,685
4.125% due 08/31/2012	6,510,000	6,480,502
4.50% due 04/30/2012	4,513,000	4,568,356
4.625% due 07/31/2009	160,000	161,837
4.75% due 11/15/2008 to 08/15/2017	17,234,000	17,441,754

		37,206,084

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,179,429)		$44,605,624

U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.42%

Federal Home Loan Bank - 4.56%
3.875% due 01/15/2010 to 06/14/2013	2,725,000	2,638,260
6.00% due 10/01/2036	4,397,990	4,404,008

		7,042,268

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. - 7.68%
4.25% due 07/15/2009	$3,300,000	$3,290,575
5.75% due 04/15/2008	1,100,000	1,105,110
5.86% due 02/01/2037 (b)	2,898,896	2,922,907
6.00% due 06/15/2011	1,250,000	1,312,948
6.041% due 08/01/2037 (b)	3,058,680	3,095,752
6.25% due 07/15/2032	120,000	136,338

		11,863,630
Federal National Mortgage
Association - 36.18%
4.375% due 10/15/2015	2,850,000	2,761,952
4.50% due 04/01/2021	1,994,821	1,920,822
5.00% due 06/01/2018 to 07/01/2036	10,138,801	9,740,507
5.50% due 08/01/2017 to 04/01/2037	20,104,605	19,734,179
5.51% due 04/01/2036 (b)	965,130	972,670
5.708% due 04/01/2037 (b)	3,788,650	3,825,334
6.00% due 08/01/2034 to 03/01/2037	9,998,909	10,020,596
6.125% due 03/15/2012	1,275,000	1,352,613
6.375% due 06/15/2009	2,200,000	2,269,575
6.50% due 07/01/2036	1,182,381	1,204,077
6.625% due 11/15/2030	100,000	117,832
7.125% due 06/15/2010	1,750,000	1,868,652
7.25% due 05/15/2030	100,000	125,980

		55,914,789

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $74,598,913)		$74,820,687

FOREIGN GOVERNMENT OBLIGATIONS - 0.65%

Canada - 0.23%
Government of Canada
5.25% due 11/05/2008	150,000	151,514
5.75% due 02/15/2009	200,000	203,505

		355,019
Italy - 0.31%
Italy Government International Bond
4.50% due 01/21/2015	500,000	482,491

Mexico - 0.11%
Government of Mexico
9.875% due 02/01/2010	150,000	166,875

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,001,855)		$1,004,385

CORPORATE BONDS - 18.30%

Aerospace - 0.26%
Northrop Grumman Corp.
7.75% due 03/01/2016	350,000	397,892

Agriculture - 0.22%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	300,000	333,331

Aluminum - 0.33%
Alcoa, Inc.
5.72% due 02/23/2019	524,000	502,531

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Automobiles - 0.13%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	$200,000	$207,170

Banking - 2.59%
BAC Capital Trust XI
6.625% due 05/23/2036	350,000	356,166
Bank of America Corp.
5.375% due 09/11/2012	260,000	261,406
5.42% due 03/15/2017	499,000	485,170
7.80% due 02/15/2010	300,000	317,210
Bank One Corp.
7.875% due 08/01/2010	550,000	588,458
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	147,726
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	301,613
US Bank NA, Series BKNT
6.375% due 08/01/2011	400,000	416,599
Wachovia Corp.
5.625% due 12/15/2008	600,000	602,527
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	518,887

		3,995,762

Building Materials & Construction - 0.34%
CRH America, Inc.
6.00% due 09/30/2016	540,000	524,683

Cable & Television - 0.95%
Comcast Corp.
5.90% due 03/15/2016	400,000	397,912
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	197,633
Time Warner, Inc.
6.50% due 11/15/2036	340,000	328,024
7.25% due 10/15/2017	400,000	425,515
Viacom, Inc.
6.875% due 04/30/2036	125,000	124,479

		1,473,563

Chemicals - 0.13%
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	200,000	206,614

Computers & Business Equipment - 0.36%
Cisco Systems, Inc.
5.25% due 02/22/2011	350,000	353,256
International Business Machines Corp.
4.25% due 09/15/2009	200,000	198,738

		551,994

Domestic Oil - 0.27%
Devon Financing Corp., ULC
6.875% due 09/30/2011	400,000	422,838

Electrical Utilities - 0.96%
Constellation Energy Group
7.60% due 04/01/2032	365,000	407,210
Duke Energy Corp.
5.625% due 11/30/2012	400,000	405,463

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
FirstEnergy Corp.
7.375% due 11/15/2031	$250,000	$273,582
Indiana Michigan Power Company
6.05% due 03/15/2037	250,000	238,837
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	150,000	150,765

		1,475,857
Electronics - 0.13%
Tyco Electronics Group SA
6.00% due 10/01/2012	205,000	207,489

Financial Services - 4.39%
American Express Company
4.875% due 07/15/2013	500,000	480,929
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	500,000	489,515
6.40% due 10/02/2017	195,000	194,134
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	250,000	250,415
CIT Group, Inc.
4.00% due 05/08/2008	400,000	395,409
Citigroup, Inc.
5.00% due 09/15/2014	500,000	481,959
General Electric Capital Corp.
6.125% due 02/22/2011	750,000	772,915
Household Finance Corp.
6.375% due 11/27/2012	350,000	362,118
HSBC Finance Corp.
8.00% due 07/15/2010	700,000	751,232
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	400,000	399,769
Lehman Brothers Holdings, Inc.
6.875% due 07/17/2037	395,000	391,829
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 04/25/2011	200,000	200,684
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	400,000	426,503
Morgan Stanley
6.75% due 04/15/2011	900,000	940,617
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	252,860

		6,790,888
Food & Beverages - 0.59%
Kraft Foods, Inc.
5.25% due 10/01/2013	500,000	490,668
Unilever Capital Corp.
7.125% due 11/01/2010	400,000	424,909

		915,577
Gas & Pipeline Utilities - 0.52%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	415,000	418,497
Texas Eastern Transmission LP
6.00% due 09/15/2017	190,000	189,320

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	$200,000	$190,997

		798,814

Holdings Companies/Conglomerates - 0.32%
General Electric Company
5.00% due 02/01/2013	500,000	495,633

Industrial Machinery - 0.45%
Caterpillar, Inc.
7.25% due 09/15/2009	200,000	208,668
John Deere Capital Corp.
5.10% due 01/15/2013	500,000	492,330

		700,998

Insurance - 0.66%
Allstate Corp.
7.20% due 12/01/2009	400,000	418,450
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	230,000	218,155
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	200,000	191,160
MetLife, Inc.
5.70% due 06/15/2035	200,000	184,805

		1,012,570

International Oil - 0.58%
Husky Energy, Inc.
6.20% due 09/15/2017	380,000	377,977
Pemex Project Funding Master Trust
7.375% due 12/15/2014	300,000	329,877
Talisman Energy, Inc.
6.25% due 02/01/2038	200,000	188,413

		896,267

Leisure Time - 0.32%
Walt Disney Company, Series MTN
5.625% due 09/15/2016	500,000	501,889

Liquor - 0.21%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	300,000	324,446

Manufacturing - 0.14%
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	211,979

Petroleum Services - 0.36%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	150,000	148,046
Weatherford International, Ltd.
5.50% due 02/15/2016	430,000	415,163

		563,209

Pharmaceuticals - 0.12%
AstraZeneca PLC
5.90% due 09/15/2017	190,000	192,863

Railroads & Equipment - 0.10%
Canadian National Railway Company
6.375% due 10/15/2011	150,000	155,690

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate - 0.51%
Realty Income Corp.
5.95% due 09/15/2016	$135,000	$131,530
Simon Property Group, LP
6.375% due 11/15/2007	150,000	150,063
Vornado Realty, LP
5.60% due 02/15/2011	500,000	499,532

		781,125

Retail - 0.87%
Federated Department Stores, Inc.
6.625% due 04/01/2011	300,000	309,231
Target Corp.
7.50% due 08/15/2010	700,000	745,100
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	286,756

		1,341,087

Telecommunications Equipment &
Services - 0.63%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	250,000	306,041
SBC Communications, Inc.
5.625% due 06/15/2016	400,000	396,603
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	272,191

		974,835

Telephone - 0.59%
BellSouth Corp.
4.20% due 09/15/2009	200,000	196,948
British Telecommunications PLC
9.125% due 12/15/2030	250,000	331,051
Sprint Capital Corp.
6.875% due 11/15/2028	400,000	386,039

		914,038

Utility Service - 0.27%
Exelon Corp.
6.75% due 05/01/2011	395,000	410,595

TOTAL CORPORATE BONDS (Cost $28,620,070)		$28,282,227

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.12%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	200,000	195,610
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044 (b)	1,300,000	1,331,930
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW11, Class AM
5.46% due 03/11/2039 (b)	200,000	197,450
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.72318% due 03/15/2049 (b)	519,420	526,586
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.409157% due 01/15/2046 (b)	200,000	193,928

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust A (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	$200,000	$198,369
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	205,000	204,352
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A2
5.506% due 03/15/2045 (b)	34,955	35,269
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1
5.405% due 07/15/2045 (b)	391,637	393,929

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,307,825)		$3,277,423

ASSET BACKED SECURITIES - 0.49%
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	250,000	247,952
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	331,370	334,856
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036 (b)	70,999	70,645
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036 (b)	100,000	99,260

TOTAL ASSET BACKED SECURITIES
(Cost $753,183)		$752,713

REPURCHASE AGREEMENTS - 1.82%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$2,816,962 on 10/1/2007,
collateralized by $2,855,000
Federal National Mortgage
Association, 5.10% due
09/10/2009 (valued at $2,872,844,
including interest)	$2,816,000	$2,816,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,816,000)		$2,816,000

Total Investments (Total Bond Market Trust A)
(Cost $155,277,275) - 100.66%		$155,559,059
Liabilities in Excess of Other Assets - (0.66)%		(1,020,431)

TOTAL NET ASSETS - 100.00%		$154,538,628

Total Bond Market Trust B
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 24.19%
U.S. Treasury Bonds - 15.72%
4.75% due 02/15/2037	$348,000	$343,188
5.50% due 08/15/2028	270,000	291,431
6.125% due 11/15/2027 to 08/15/2029	970,000	1,126,650
6.25% due 05/15/2030	1,300,000	1,545,375
6.625% due 02/15/2027	295,000	358,494
6.75% due 08/15/2026	775,000	950,344
7.50% due 11/15/2016	2,200,000	2,672,485
7.875% due 02/15/2021	900,000	1,167,610
8.75% due 08/15/2020	1,400,000	1,925,218
8.875% due 08/15/2017	1,550,000	2,065,375
9.25% due 02/15/2016	3,550,000	4,711,794
10.375% due 11/15/2012	3,300,000	3,325,522
11.25% due 02/15/2015	2,010,000	2,861,894
11.75% due 11/15/2014	465,000	537,475
12.00% due 08/15/2013	1,000,000	1,066,172
13.25% due 05/15/2014	1,200,000	1,369,687

		26,318,714
U.S. Treasury Notes - 8.47%
3.875% due 05/15/2010	2,050,000	2,044,073
4.50% due 04/30/2012	1,000,000	1,012,266
4.75% due 05/15/2014 to 08/15/2017	8,428,000	8,552,402
5.00% due 02/15/2011 to 08/15/2011	2,485,000	2,564,072

		14,172,813

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,310,614)		$40,491,527

U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.54%

Federal Home Loan Bank - 1.53%
3.875% due 01/15/2010 to 06/14/2013	2,650,000	2,567,105

Federal Home Loan Mortgage Corp. - 10.04%
4.00% due 05/01/2009	70,512	69,489
4.25% due 07/15/2009	2,650,000	2,642,432
4.50% due 05/01/2024 to 10/01/2033	573,263	536,943
5.00% due 11/01/2007 to 04/01/2024	521,950	508,621
5.50% due 02/01/2023	279,776	276,788
5.75% due 04/15/2008 to 01/15/2012	3,700,000	3,764,971
5.86% due 02/01/2037 (b)	2,898,914	2,922,926
6.00% due 01/01/2009 to 06/01/2022	1,117,593	1,169,028
6.041% due 08/01/2037 (b)	3,059,378	3,096,458
6.25% due 07/15/2032	450,000	511,268
6.50% due 11/01/2015 to 06/01/2021	227,336	233,355
6.625% due 09/15/2009	720,000	749,766
7.00% due 02/01/2016 to 04/01/2032	214,638	223,052
7.50% due 02/01/2016 to 03/01/2032	68,048	71,124
8.00% due 02/01/2030	10,764	11,403
8.50% due 10/01/2031	13,622	14,583

		16,802,207
Federal National Mortgage
Association - 36.10%
4.00% due 11/01/2010 to 08/01/2020	1,545,606	1,460,632
4.50% due 12/01/2020 to 06/01/2034	4,812,105	4,612,839
5.00% due 07/01/2020 to 12/01/2034	11,669,268	11,257,971
5.50% due 01/01/2009 to 09/01/2036	16,729,316	16,532,133

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
5.51% due 04/01/2036 (b)	$868,616	$875,402
5.708% due 04/01/2037 (b)	5,894,915	5,951,992
6.00% due 10/01/2013 to 05/01/2035	6,752,943	6,785,436
6.125% due 03/15/2012	2,300,000	2,440,008
6.25% due 05/15/2029	415,000	465,927
6.375% due 06/15/2009	2,800,000	2,888,550
6.50% due 02/01/2015 to 02/01/2036	3,233,733	3,299,422
6.625% due 09/15/2009 to 11/15/2030	2,130,000	2,270,108
7.00% due 12/01/2012 to 10/01/2032	550,035	570,122
7.125% due 01/15/2030	209,000	259,150
7.25% due 05/15/2030	450,000	566,910
7.50% due 10/01/2015 to 08/01/2031	123,665	129,365
8.00% due 08/01/2030 to 09/01/2031	53,828	56,733
8.50% due 09/01/2030	8,060	8,655

		60,431,355
Government National Mortgage
Association - 2.57%
4.50% due 05/15/2019 to 08/15/2033	175,069	166,161
5.00% due 05/15/2018 to 06/15/2034	864,071	838,808
5.50% due 11/15/2032 to 11/15/2034	1,504,072	1,485,132
6.00% due 04/15/2017 to 07/15/2034	947,123	955,543
6.50% due 01/15/2016 to 01/15/2033	514,276	527,124
7.00% due 08/15/2029 to 05/15/2032	235,664	246,855
7.50% due 08/15/2029 to 06/15/2032	61,945	64,998
8.00% due 04/15/2031	10,245	10,900
8.50% due 09/15/2030	6,850	7,378
9.00% due 01/15/2031	4,045	4,387

		4,307,286
Tennessee Valley Authority - 0.18%
6.75% due 11/01/2025	260,000	304,523

The Financing Corp. - 0.12%
8.60% due 09/26/2019	150,000	196,177

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $84,428,496)		$84,608,653

FOREIGN GOVERNMENT OBLIGATIONS - 2.09%
Canada - 0.50%
Government of Canada
5.25% due 11/05/2008	125,000	126,262
Province of Manitoba Canada, Series BU
9.625% due 12/01/2018	300,000	408,563
Province of Quebec Canada, Series NJ
7.50% due 07/15/2023	100,000	121,050
Province of Quebec Canada, Series NN
7.125% due 02/09/2024	150,000	176,266

		832,141
Greece - 0.24%
Republic of Greece
6.95% due 03/04/2008	405,000	409,029

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Italy - 0.31%
Republic of Italy
6.875% due 09/27/2023	$460,000	$514,240

Malaysia - 0.03%
Government of Malaysia
8.75% due 06/01/2009	50,000	52,948

Mexico - 0.64%
Government of Mexico
9.875% due 02/01/2010	970,000	1,079,125

South Korea - 0.37%
Republic of Korea
8.875% due 04/15/2008	600,000	612,099

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,385,431)		$3,499,582

CORPORATE BONDS - 17.04%
Aerospace - 0.27%
Boeing Company
8.75% due 09/15/2031	90,000	122,380
Northrop Grumman Corp.
7.75% due 03/01/2016	75,000	85,263
United Technologies Corp.
6.10% due 05/15/2012	180,000	187,534
8.875% due 11/15/2019	50,000	63,838

		459,015

Agriculture - 0.26%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	385,000	427,774

Aluminum - 0.20%
Alcan Aluminum, Ltd.
6.125% due 12/15/2033	200,000	192,053
Alcoa, Inc.
5.72% due 02/23/2019	149,000	142,895

		334,948

Automobiles - 0.40%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	650,000	673,301

Banking - 1.85%
Bank of America Corp.
5.42% due 03/15/2017	300,000	291,685
Bank One Corp.
7.875% due 08/01/2010	300,000	320,977
KFW International Finance, Inc.
3.25% due 03/30/2009	500,000	492,420
Nationsbank Corp.
7.75% due 08/15/2015	400,000	445,689
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	301,613
6.40% due 04/01/2009	150,000	154,276
SMBC International Finance NV
8.50% due 06/15/2009	100,000	106,048
US Bank NA, Series BKNT
6.375% due 08/01/2011	325,000	338,487

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Wachovia Corp.
5.625% due 12/15/2008	$75,000	$75,316
Wells Fargo Bank NA
6.45% due 02/01/2011	550,000	570,776

		3,097,287
Broadcasting - 0.47%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	396,378
News America Holdings
7.70% due 10/30/2025	100,000	109,987
8.00% due 10/17/2016	250,000	284,769

		791,134
Cable & Television - 0.63%
Comcast Cable Communications
8.875% due 05/01/2017	75,000	88,553
Tele-Communications-TCI Group
7.125% due 02/15/2028	70,000	72,089
Time Warner Entertainment Company LP
8.375% due 07/15/2033	200,000	234,522
Time Warner, Inc.
7.25% due 10/15/2017	350,000	372,326
7.625% due 04/15/2031	75,000	81,576
Viacom, Inc.
6.875% due 04/30/2036	145,000	144,396
7.875% due 07/30/2030	50,000	54,101

		1,047,563
Cellular Communications - 0.51%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	300,000	324,603
Vodafone Group PLC
7.75% due 02/15/2010	500,000	527,911

		852,514
Chemicals - 0.12%
E.I. Du Pont de Nemours & Company
6.50% due 01/15/2028	150,000	154,960
Eastman Chemical Company
7.60% due 02/01/2027	50,000	54,147

		209,107
Computers & Business Equipment - 0.42%
International Business Machines Corp.
4.25% due 09/15/2009	600,000	596,215
7.00% due 10/30/2025	100,000	110,233

		706,448
Cosmetics & Toiletries - 0.06%
Procter & Gamble Company
6.45% due 01/15/2026	100,000	105,481

Domestic Oil - 0.41%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	200,000	209,072
ConocoPhillips
6.65% due 07/15/2018	50,000	53,366

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Devon Financing Corp., ULC
6.875% due 09/30/2011	$400,000	$422,839

		685,277
Drugs & Health Care - 0.05%
Eli Lilly & Company
7.125% due 06/01/2025	80,000	89,994

Electrical Utilities - 1.37%
Alabama Power Company
5.70% due 02/15/2033	80,000	75,029
Alabama Power Company, Series Q
5.50% due 10/15/2017	100,000	98,268
Cincinnati Gas & Electric Company
5.70% due 09/15/2012	300,000	303,633
Constellation Energy Group, Inc.
7.00% due 04/01/2012	240,000	253,315
Duke Energy Corp.
5.625% due 11/30/2012	400,000	405,463
FirstEnergy Corp.
7.375% due 11/15/2031	246,000	269,205
Hydro Quebec, Series HY
8.40% due 01/15/2022	100,000	129,248
Oncor Electric Delivery Company
6.375% due 05/01/2012	400,000	407,229
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	100,000	100,510
Progress Energy, Inc.
7.10% due 03/01/2011	235,000	247,152

		2,289,052
Energy - 0.63%
CalEnergy Company, Inc.
8.48% due 09/15/2028	60,000	73,188
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	200,000	203,986
Norsk Hydro ASA
7.25% due 09/23/2027	75,000	85,464
Occidental Petroleum Corp.
6.75% due 01/15/2012	265,000	280,584
Sempra Energy
6.00% due 02/01/2013	400,000	410,632

		1,053,854
Financial Services - 3.69%
American Express Company
4.875% due 07/15/2013	150,000	144,279
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	240,000	234,967
CIT Group, Inc.
6.00% due 04/01/2036	175,000	154,785
Citigroup, Inc.
5.00% due 09/15/2014	472,000	454,969
5.875% due 02/22/2033	190,000	181,439
6.625% due 01/15/2028	100,000	104,431
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012	400,000	418,034

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
FleetBoston Financial Corp.
6.70% due 07/15/2028	$75,000	$78,961
7.375% due 12/01/2009	100,000	104,882
General Electric Capital Corp.
6.125% due 02/22/2011	1,150,000	1,185,136
Goldman Sachs Group, Inc.
6.345% due 02/15/2034	160,000	149,082
7.35% due 10/01/2009	500,000	522,139
HSBC Finance Corp.
5.875% due 02/01/2009	280,000	282,144
8.00% due 07/15/2010	350,000	375,616
HSBC Holdings PLC
7.50% due 07/15/2009	150,000	156,981
Lehman Brothers Holdings, Inc.
6.875% due 07/17/2037	70,000	69,438
MBNA Corp.
5.00% due 06/15/2015	250,000	238,366
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	170,000	166,735
6.875% due 11/15/2018	120,000	127,951
Morgan Stanley
6.75% due 04/15/2011	250,000	261,282
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	700,000	708,008
Toyota Motor Credit Corp.
5.50% due 12/15/2008	60,000	60,299

		6,179,924
Food & Beverages - 0.82%
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	100,000	123,461
ConAgra Foods, Inc.
5.819% due 06/15/2017	62,000	61,043
7.875% due 09/15/2010	167,000	179,805
9.75% due 03/01/2021	13,000	16,770
General Mills, Inc.
6.00% due 02/15/2012	250,000	255,552
Kraft Foods, Inc.
5.25% due 10/01/2013	325,000	318,935
Pepsi Bottling Group, Inc., Series B
7.00% due 03/01/2029	100,000	109,782
Sara Lee Corp.
6.25% due 09/15/2011	100,000	103,293
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	212,454

		1,381,095
Industrial Machinery - 0.17%
Caterpillar, Inc.
5.30% due 09/15/2035	62,000	55,842
John Deere Capital Corp.
5.10% due 01/15/2013	170,000	167,392
6.00% due 02/15/2009	60,000	60,744

		283,978

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrials - 0.03%
Hartford Financial Services Group, Inc.
6.10% due 10/01/2041	$50,000	$47,931

Insurance - 0.43%
Allstate Corp.
7.20% due 12/01/2009	170,000	177,841
AXA SA
8.60% due 12/15/2030	120,000	142,818
Marsh & McLennan Companies, Inc.
4.85% due 02/15/2013	240,000	229,392
Torchmark Corp.
8.25% due 08/15/2009	100,000	105,787
Travelers Property Casualty Corp.
7.75% due 04/15/2026	50,000	58,345

		714,183

International Oil - 0.51%
Pemex Project Funding Master Trust
7.375% due 12/15/2014	260,000	285,893
Talisman Energy, Inc.
6.25% due 02/01/2038	610,000	574,662

		860,555

Liquor - 0.30%
Anheuser Busch Company, Inc.
9.00% due 12/01/2009	470,000	508,299

Manufacturing - 0.05%
Honeywell International, Inc.
7.50% due 03/01/2010	75,000	79,492

Paper - 0.08%
MeadWestvaco Corp.
6.85% due 04/01/2012	100,000	104,041
7.10% due 11/15/2009	35,000	36,404

		140,445

Petroleum Services - 0.08%
Tosco Corp.
8.125% due 02/15/2030	110,000	133,742

Pharmaceuticals - 0.27%
Schering Plough Corp.
5.55% due 12/01/2013	250,000	248,322
Wyeth
5.50% due 03/15/2013	200,000	199,592

		447,914

Railroads & Equipment - 0.24%
Canadian National Railway Company
6.375% due 10/15/2011	300,000	311,379
Union Pacific Corp.
6.625% due 02/01/2029	85,000	86,211

		397,590

Real Estate - 0.42%
Simon Property Group, LP
6.375% due 11/15/2007	700,000	700,294

Retail - 0.33%
Federated Department Stores, Inc.
6.625% due 04/01/2011	200,000	206,154

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail (continued)
Target Corp.
7.50% due 08/15/2010	$100,000	$106,443
Wal-Mart Stores, Inc.
6.75% due 10/15/2023	100,000	105,949
7.55% due 02/15/2030	110,000	126,173

		544,719
Retail Grocery - 0.10%
The Kroger Company
8.05% due 02/01/2010	150,000	159,544

Retail Trade - 0.17%
Kellogg Company, Series B
7.45% due 04/01/2031	100,000	113,068
Safeway, Inc.
5.80% due 08/15/2012	150,000	152,742
Target Corp.
6.75% due 01/01/2028	25,000	25,652

		291,462
Telecommunications Equipment &
Services - 0.83%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	546,000	668,393
France Telecom SA
8.50% due 03/01/2031	100,000	128,531
Verizon Global Funding Corp.
4.375% due 06/01/2013	370,000	349,978
7.25% due 12/01/2010	230,000	244,330

		1,391,232
Telephone - 0.81%
Ameritech Capital Funding
6.875% due 10/15/2027	60,000	60,683
BellSouth Corp.
6.875% due 10/15/2031	200,000	209,351
British Telecommunications PLC
8.625% due 12/15/2010	200,000	220,189
9.125% due 12/15/2030	130,000	172,146
GTE Corp.
6.94% due 04/15/2028	100,000	103,928
Sprint Capital Corp.
6.875% due 11/15/2028	150,000	144,765
7.625% due 01/30/2011	300,000	318,099
Telefonica Europe BV
8.25% due 09/15/2030	100,000	119,522

		1,348,683
Utility Service - 0.06%
United Utilities PLC
6.875% due 08/15/2028	100,000	100,397

TOTAL CORPORATE BONDS (Cost $27,927,027)		$28,534,228

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.78%
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR3, Class A4
4.715% due 02/11/2041	500,000	481,385

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class A2
7.631% due 07/15/2032	$300,000	$318,689
Citigroup Commercial Mortgage Trust, Series
2006-C4, Class A1
5.72318% due 03/15/2049 (b)	519,420	526,586
GMAC Commercial Mortgage Securities, Inc.,
Series 1998-C1, Class A2
6.70% due 05/15/2030	328,629	329,168
LB Commercial Conduit Mortgage Trust,
Series 1999-C2, Class A2
7.325% due 10/15/2032	394,771	406,965
LB-UBS Commercial Mortgage Trust,
Series 2000-C5, Class A1
6.41% due 12/15/2019	89,459	89,536
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	450,000	433,186
Salomon Brothers Mortgage Securities VII,
Series 2000-C1, Class A2
7.52% due 12/18/2009 (b)	299,900	312,238
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	500,000	518,016
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class A5
5.215% due 01/15/2041 (b)	500,000	493,540
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.94208% due 10/25/2035 (b)	751,634	753,251

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,797,579)		$4,662,560

ASSET BACKED SECURITIES - 1.94%
Detroit Edison Securitization Funding, LLC,
Series 2001-1, Class A6
6.62% due 03/01/2016	250,000	266,445
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A4
6.29% due 08/11/2033 (b)	550,000	571,519
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2004-CB8, Class A4
4.404% due 01/12/2039 (b)	400,000	377,330
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	150,000	154,995
MBNA Master Credit Card Trust USA,
Series 2000-L, Class A
6.50% due 04/15/2010	400,000	400,842
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.65889% due 05/12/2039 (b)	800,000	800,272
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A1
5.773% due 06/12/2046 (b)	662,741	669,713

TOTAL ASSET BACKED SECURITIES
(Cost $3,311,443)		$3,241,116

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

SUPRANATIONAL OBLIGATIONS - 0.31%

Supranational - 0.31%
African Development Bank
6.875% due 10/15/2015	$35,000	$38,259
Asian Development Bank
5.593% due 07/16/2018	250,000	256,371
Inter-American Development Bank
8.50% due 03/15/2011	200,000	223,714

		518,344

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $519,570)		$518,344

REPURCHASE AGREEMENTS - 1.46%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$ 2,452,838 on 10/01/2007,
collateralized by $2,490,000
Federal National Mortgage
Association, 5.10% due
09/10/2009 (valued at $2,505,563,
including interest)	$2,452,000	$2,452,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,452,000)		$2,452,000

Total Investments (Total Bond Market Trust B)
(Cost $168,132,160) - 100.35%		$168,008,010
Liabilities in Excess of Other Assets - (0.35)%		(592,670)

TOTAL NET ASSETS - 100.00%		$167,415,340

Capital Appreciation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.70%

Aerospace - 4.74%
Boeing Company	265,100	$27,832,849
United Technologies Corp.	304,500	24,506,160

		52,339,009
Agriculture - 2.02%
Monsanto Company	260,900	22,369,566

Apparel & Textiles - 3.43%
Coach, Inc. *	460,144	21,751,007
Lululemon Athletica, Inc. * (a)	57,000	2,395,710
NIKE, Inc., Class B	235,208	13,797,301

		37,944,018
Biotechnology - 2.17%
Genentech, Inc. *	307,469	23,988,731

Broadcasting - 1.49%
News Corp., Class A	747,100	16,428,729

Cellular Communications - 1.27%
NII Holdings, Inc. *	170,900	14,039,435

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 12.38%
Apple, Inc. *	169,944	$26,093,202
Cisco Systems, Inc. *	935,865	30,986,490
EMC Corp. *	543,900	11,313,120
Hewlett-Packard Company	468,500	23,326,615
Juniper Networks, Inc. *	416,400	15,244,404
Research In Motion, Ltd. *	302,900	29,850,795

		136,814,626
Cosmetics & Toiletries - 3.52%
Colgate-Palmolive Company	314,500	22,430,140
Procter & Gamble Company	233,975	16,457,802

		38,887,942
Crude Petroleum & Natural Gas - 2.19%
Marathon Oil Corp.	221,400	12,624,228
Occidental Petroleum Corp.	181,300	11,617,704

		24,241,932
Drugs & Health Care - 1.34%
Wyeth	331,400	14,763,870

Electronics - 0.91%
Thermo Fisher Scientific, Inc. *	173,900	10,037,508

Financial Services - 7.45%
American Express Company	216,726	12,867,023
Charles Schwab Corp.	762,869	16,477,970
Goldman Sachs Group, Inc.	85,090	18,442,407
Lazard, Ltd., Class A	252,800	10,718,720
NYSE Euronext (a)	161,400	12,778,038
UBS AG	208,200	11,086,650

		82,370,808
Food & Beverages - 2.22%
PepsiCo, Inc.	334,565	24,510,232

Healthcare Products - 4.97%
Alcon, Inc. (a)	146,281	21,052,761
Baxter International, Inc.	292,600	16,467,528
Hologic, Inc. *	29,400	1,793,400
St. Jude Medical, Inc. *	353,826	15,593,112

		54,906,801
Holdings Companies/Conglomerates - 2.88%
General Electric Company	767,412	31,770,857

Hotels & Restaurants - 1.18%
Marriott International, Inc., Class A	299,100	13,001,877

Industrial Machinery - 0.56%
Caterpillar, Inc.	79,500	6,235,185

Insurance - 1.54%
American International Group, Inc.	250,748	16,963,102

Internet Content - 4.53%
Google, Inc., Class A *	88,307	50,093,912

Internet Retail - 1.46%
eBay, Inc. *	412,500	16,095,750

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software - 0.44%
Akamai Technologies, Inc. *	170,700	$4,904,211

Leisure Time - 2.47%
Walt Disney Company	792,100	27,240,319

Petroleum Services - 2.86%
Schlumberger, Ltd.	255,206	26,796,630
Suncor Energy, Inc.	51,100	4,844,791

		31,641,421
Pharmaceuticals - 12.98%
Abbott Laboratories (a)	456,400	24,472,168
Elan Corp. PLC, SADR *	247,900	5,215,816
Gilead Sciences, Inc. *	917,428	37,495,282
Novartis AG, SADR	214,024	11,762,759
Roche Holdings, Ltd., SADR	301,989	27,285,522
Schering-Plough Corp.	578,100	18,285,303
Teva Pharmaceutical Industries, Ltd., SADR	424,400	18,873,068

		143,389,918
Retail Grocery - 0.19%
Whole Foods Market, Inc.	42,300	2,071,008

Retail Trade - 4.35%
Costco Wholesale Corp.	165,400	10,150,598
Kohl's Corp. *	128,300	7,355,439
Lowe's Companies, Inc.	339,800	9,521,196
Saks, Inc.	447,000	7,666,050
Target Corp.	211,007	13,413,715

		48,106,998
Semiconductors - 5.72%
Applied Materials, Inc.	532,200	11,016,540
Broadcom Corp., Class A *	322,450	11,750,078
Intel Corp.	678,000	17,533,080
Marvell Technology Group, Ltd. *	729,250	11,937,822
NVIDIA Corp. *	303,150	10,986,156

		63,223,676
Software - 5.48%
Adobe Systems, Inc. *	753,285	32,888,423
Infosys Technologies, Ltd., ADR	176,100	8,521,479
Microsoft Corp.	650,769	19,171,655

		60,581,557
Telecommunications Equipment &
Services - 2.96%
Ciena Corp. *	215,400	8,202,432
QUALCOMM, Inc.	580,800	24,544,608

		32,747,040

TOTAL COMMON STOCKS (Cost $928,180,634)		$1,101,710,038

SHORT TERM INVESTMENTS - 2.22%
John Hancock Cash Investment Trust (c)	$24,558,659	$24,558,659

TOTAL SHORT TERM INVESTMENTS
(Cost $24,558,659)		$24,558,659

Capital Appreciation Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.16%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$1,802,616 on 10/1/2007,
collateralized by $1,830,000
Federal Home Loan Bank, 4.00%
due 05/21/2013 (valued at
$1,839,150, including interest)	$1,802,000	$1,802,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,802,000)		$1,802,000

Total Investments (Capital Appreciation Trust)
(Cost $954,541,293) - 102.08%		$1,128,070,697
Liabilities in Excess of Other Assets - (2.08)%		(22,978,438)

TOTAL NET ASSETS - 100.00%		$1,105,092,259

Classic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.27%

Aerospace - 2.23%
Northrop Grumman Corp.	22,300	$1,739,400

Auto Parts - 2.62%
Magna International, Inc., Class A	21,250	2,046,588

Banking - 4.98%
Bank of America Corp.	51,700	2,598,959
Comerica, Inc.	25,225	1,293,538

		3,892,497
Biotechnology - 2.34%
Amgen, Inc. *	32,350	1,830,039

Business Services - 2.62%
Affiliated Computer Services, Inc., Class A *	23,875	1,199,480
Computer Sciences Corp. *	15,200	849,680

		2,049,160
Cosmetics & Toiletries - 0.98%
Kimberly-Clark Corp.	10,875	764,077

Electrical Utilities - 1.94%
Wisconsin Energy Corp.	33,575	1,511,882

Electronics - 2.91%
L-3 Communications Holdings, Inc.	17,800	1,818,092
Tyco Electronics, Ltd.	12,781	452,831

		2,270,923
Energy - 1.88%
Sempra Energy	25,200	1,464,624

Financial Services - 21.68%
Capital One Financial Corp.	21,075	1,400,012
Citigroup, Inc.	73,925	3,450,080
Countrywide Financial Corp.	55,275	1,050,778
Discover Financial Services *	8,762	182,250

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Classic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Federal Home Loan Mortgage Corp.	64,225	$3,789,917
Federal National Mortgage Association	46,275	2,813,983
Fidelity National Financial, Inc., Class A	21,242	371,310
Lehman Brothers Holdings, Inc.	21,350	1,317,935
Morgan Stanley (c)	17,525	1,104,075
Washington Mutual, Inc.	41,150	1,453,007

		16,933,347
Food & Beverages - 1.88%
Kraft Foods, Inc., Class A	21,825	753,181
Sara Lee Corp.	42,775	713,915

		1,467,096
Healthcare Products - 4.09%
Covidien, Ltd. *	12,781	530,411
Johnson & Johnson	40,600	2,667,420

		3,197,831
Household Appliances - 2.36%
Whirlpool Corp.	20,700	1,844,370

Insurance - 13.50%
Allstate Corp.	45,775	2,617,872
MetLife, Inc.	23,250	1,621,222
Progressive Corp.	51,375	997,189
Torchmark Corp.	36,700	2,287,144
XL Capital, Ltd., Class A	38,125	3,019,500

		10,542,927
International Oil - 2.36%
BP PLC, ADR	26,600	1,844,710

Manufacturing - 0.73%
Tyco International, Ltd.	12,781	566,710

Pharmaceuticals - 8.45%
AmerisourceBergen Corp.	40,175	1,821,133
Bristol-Myers Squibb Company	78,725	2,268,854
Pfizer, Inc.	100,850	2,463,766
PharMerica Corp. *	3,349	49,967

		6,603,720
Retail Trade - 10.79%
Home Depot, Inc.	66,850	2,168,614
The TJX Companies, Inc.	94,175	2,737,667
Wal-Mart Stores, Inc.	80,600	3,518,190

		8,424,471
Software - 6.50%
CA, Inc.	90,200	2,319,944
Microsoft Corp.	61,900	1,823,574
Oracle Corp. *	43,175	934,739

		5,078,257
Telecommunications Equipment &
Services - 4.43%
Alcatel SA, SADR	339,761	3,458,767

TOTAL COMMON STOCKS (Cost $76,159,644)		$77,531,396

Total Investments (Classic Value Trust)
(Cost $76,159,644) - 99.27%		$77,531,396
Other Assets in Excess of Liabilities - 0.73%		571,488

TOTAL NET ASSETS - 100.00%		$78,102,884

Core Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 9.63%

U.S. Treasury Bonds - 4.62%
4.75% due 02/15/2037	$316,000	$311,630
6.25% due 05/15/2030 ***	872,000	1,036,590
6.625% due 02/15/2027	753,000	915,071
4.50% due 02/15/2036	3,768,000	3,572,241
5.00% due 05/15/2037	35,000	35,902
5.375% due 02/15/2031	391,000	418,554
6.25% due 08/15/2023	4,374,000	5,024,974
8.875% due 02/15/2019	965,000	1,313,154

		12,628,116
U.S. Treasury Notes - 5.01%
4.125% due 08/31/2012	2,807,000	2,794,281
4.625% due 07/31/2009	8,000	8,092
4.75% due 08/15/2017	6,291,000	6,375,538
3.625% due 05/15/2013	160,000	155,037
4.50% due 05/15/2017	3,510,000	3,490,256
4.875% due 05/31/2009 to 06/30/2012	866,000	879,185

		13,702,389

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,400,797)		$26,330,505

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.88%

Federal Home Loan Bank - 0.78%
5.46% due 11/27/2015 ***	2,105,588	2,135,397

Federal Home Loan Mortgage Corp. - 11.41%
3.57% due 06/15/2029 ***	574,362	563,810
3.90% due 01/15/2023 ***	825,919	810,295
4.00% due 07/01/2018 to 10/01/2021	7,114,347	6,710,007
4.50% due 05/01/2018 to 08/01/2020	2,090,482	2,020,189
5.50% due 01/01/2017 to 10/01/2030	4,055,209	4,041,014
5.50% due 11/01/2018 to 01/01/2020 ***	1,829,669	1,829,362
5.545% due 06/01/2037 (b)	775,440	781,442
5.767% due 05/01/2037	547,106	550,384
5.875% due 04/01/2036 (b)	529,267	534,578
5.895% due 01/01/2037 (b)	924,923	927,207
5.911% due 04/01/2037 (b)	1,409,132	1,420,883
5.94% due 04/01/2037 (b)	877,715	888,580
6.00% due 08/01/2026	854,750	860,527
6.01% due 04/01/2037 (b)	694,899	701,670
6.162% due 01/01/2037 (b)	684,377	695,692
6.50% due 09/01/2037	4,445,000	4,489,971
6.545% due 12/01/2036 (b)	1,302,004	1,323,645
6.637% due 11/01/2036 (b)	626,100	640,360
6.691% due 11/01/2036 (b)	733,564	746,168
7.00% due 09/01/2025	643,117	669,991

		31,205,775

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association - 20.56%
4.00% due 07/01/2018 to 05/01/2034	$5,797,364	$5,392,617
4.00% due 03/01/2036 ***	2,751,512	2,485,801
4.50% due 09/01/2018 to 10/01/2020	5,916,459	5,726,764
4.87% due 09/01/2035 (b)	184,033	181,840
5.00% due 07/01/2033 to 09/01/2036	5,051,835	4,836,862
5.00% due 07/01/2033 to 08/01/2033 ***	5,519,131	5,283,283
5.007% due 07/01/2035 (b)	382,006	379,455
5.082% due 10/01/2036 (b)	637,761	632,643
5.184% due 11/01/2036	185,752	183,900
5.50% due 01/01/2017 to 02/01/2035	12,909,778	12,744,981
5.50% due 12/01/2030 to 07/01/2033 ***	6,031,083	5,922,696
5.50% TBA **	4,617,000	4,550,962
5.612% due 05/01/2037 (b)	403,441	404,098
5.67% due 03/01/2009	394,876	395,789
5.703% due 05/01/2037 (b)	891,823	900,085
5.74% due 04/01/2036	331,892	332,187
5.775% due 07/01/2037 (b)	809,039	816,158
5.818% due 05/01/2037 (b)	371,327	375,300
5.842% due 06/01/2037 (b)	568,176	574,251
5.90% due 09/01/2037 (b)	744,766	752,570
5.952% due 01/01/2037 (b)	649,416	658,242
6.00% due 05/01/2021	1,785,675	1,810,647
6.198% due 03/01/2037 (b)	261,289	265,487
6.408% due 07/01/2036 (b)	605,683	616,958

		56,223,576
Government National Mortgage
Association - 6.13%
5.50% due 10/20/2034	845,559	831,760
6.50% due 12/15/2032 to 08/20/2037	2,526,264	2,583,688
6.50% TBA **	9,423,000	9,626,184
7.00% due 12/15/2034 to 09/20/2037	3,543,903	3,707,355

		16,748,987

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $105,850,978)		$106,313,735

FOREIGN GOVERNMENT OBLIGATIONS - 1.10%

Canada - 0.28%
Province of Quebec Canada
5.125% due 11/14/2016	755,000	755,284

Italy - 0.24%
Republic of Italy
5.375% due 06/15/2033	687,000	668,932

Mexico - 0.21%
Government of Mexico
5.625% due 01/15/2017	342,000	340,974
5.875% due 01/15/2014	236,000	242,962

		583,936

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

United Arab Emirates - 0.37%
Emirate of Abu Dhabi
5.50% due 08/02/2012	$1,000,000	$1,017,314

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,976,574)		$3,025,466

CORPORATE BONDS - 18.58%

Automobiles - 0.83%
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013	935,000	969,524
8.50% due 01/18/2031	155,000	192,134
DaimlerChrysler N.A. Holding Corp., Series MTN
6.05313% due 03/13/2009 (b)	850,000	844,420
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011	270,000	272,511

		2,278,589
Banking - 1.98%
BAC Capital Trust XI
6.625% due 05/23/2036	235,000	239,140
Bank of America Corp.
5.375% due 06/15/2014	375,000	370,837
HSBC Holdings PLC
6.50% due 09/15/2037	255,000	256,666
Nationwide Building Society
5.50% due 07/18/2012	486,000	505,249
PNC Funding Corp.
5.25% due 11/15/2015	451,000	431,716
Royal Bank of Scotland
6.99% due 10/15/2017	500,000	500,000
Royal Bank of Scotland Group PLC
5.00% due 10/01/2014	370,000	357,461
US Bank NA, Series MTN
5.92% due 05/25/2012	1,417,470	1,447,333
Wachovia Corp.
4.875% due 02/15/2014	370,000	356,379
5.30% due 10/15/2011	335,000	336,555
5.75% due 06/15/2017	335,000	336,269
Zions Bancorporation
5.50% due 11/16/2015	280,000	268,884

		5,406,489
Broadcasting - 0.11%
News America, Inc.
6.20% due 12/15/2034	320,000	301,279

Cable & Television - 0.42%
Comcast Corp.
5.65% due 06/15/2035	309,000	275,863
6.30% due 11/15/2017	165,000	167,712
Rogers Cable, Inc.
5.50% due 03/15/2014	140,000	135,000
Time Warner Entertainment Company LP
8.375% due 07/15/2033	484,000	567,544

		1,146,119

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cellular Communications - 0.87%
America Movil SA de CV
6.375% due 03/01/2035	$354,000	$347,546
AT&T Broadband Corp.
8.375% due 03/15/2013	983,000	1,101,784
Rogers Wireless, Inc.
6.375% due 03/01/2014	570,000	575,800
Vodafone Group PLC
5.625% due 02/27/2017	355,000	345,046

		2,370,176

Commercial Services - 0.16%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033	385,000	432,866

Computers & Business Equipment - 0.12%
Xerox Corp.
5.50% due 05/15/2012	330,000	326,844

Cosmetics & Toiletries - 0.13%
Estee Lauder Company, Inc.
5.55% due 05/15/2017	355,000	349,015

Crude Petroleum & Natural Gas - 1.15%
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	295,000	284,578
ConocoPhillips Canada Funding Company
5.625% due 10/15/2016	380,000	378,530
Husky Oil Company, Ltd.
7.55% due 11/15/2016	240,000	265,826
Petrobras International Finance Company
6.125% due 10/06/2016	810,000	816,230
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027	355,000	343,608
Southern Natural Gas Company
5.90% due 04/01/2017	175,000	170,309
Weatherford International, Inc.
5.95% due 06/15/2012	425,000	433,316
6.35% due 06/15/2017	455,000	462,854

		3,155,251

Domestic Oil - 0.30%
Devon Financing Corp., ULC
6.875% due 09/30/2011	380,000	401,697
Marathon Oil Corp.
6.00% due 10/01/2017	165,000	165,381
6.60% due 10/01/2037	249,000	255,842

		822,920

Drugs & Health Care - 0.47%
Wyeth
6.95% due 03/15/2011	1,230,000	1,289,100

Electrical Utilities - 1.61%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012	265,000	284,213
CMS Energy Corp
6.55% due 07/17/2017	225,000	218,205
Commonwealth Edison
6.15% due 09/15/2017	285,000	286,694

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
DPL, Inc.
6.875% due 09/01/2011	$715,000	$748,694
Enel Finance International SA
6.80% due 09/15/2037	280,000	285,118
FirstEnergy Corp.
6.45% due 11/15/2011	415,000	429,054
Florida Power Corp.
6.35% due 09/15/2037	165,000	168,162
Kansas Gas & Electric
5.647% due 03/29/2021	381,000	363,866
Midamerican Energy Holdings
6.125% due 04/01/2036	270,000	262,112
6.50% due 09/15/2037	115,000	116,242
Nevada Power Company, Series A
8.25% due 06/01/2011	560,000	608,541
Nevada Power Company, Series M
5.95% due 03/15/2016	185,000	180,811
Public Service Company of Colorado
7.875% due 10/01/2012	403,000	445,841

		4,397,553
Energy - 0.12%
XTO Energy Inc
6.75% due 08/01/2037	320,000	333,898

Financial Services - 4.72%
Capital One Bank
4.875% due 05/15/2008	430,000	428,861
Capital One Financial Corp.
6.15% due 09/01/2016	110,000	107,305
6.75% due 09/15/2017	335,000	343,019
Citigroup, Inc.
3.625% due 02/09/2009	900,000	884,160
5.10% due 09/29/2011	185,000	184,533
5.50% due 08/27/2012	660,000	667,334
6.00% due 08/15/2017	330,000	337,664
Credit Suisse USA, Inc.
5.50% due 08/16/2011	650,000	656,605
General Electric Capital Corp., Series GMTN
6.15% due 08/07/2037	250,000	256,564
General Electric Capital Corp., Series MTN
5.625% due 09/15/2017	585,000	585,280
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	579,000	563,932
6.00% due 06/15/2012	1,072,000	1,105,387
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	360,000	340,650
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	352,000	337,978
6.345% due 02/15/2034	205,000	191,012
6.45% due 05/01/2036	165,000	160,997
6.875% due 01/15/2011	255,000	266,887
International Lease Finance Corp., Series MTN
5.65% due 06/01/2014	250,000	247,214
5.7188% due 05/24/2010 (b)	245,000	242,811
5.75% due 06/15/2011	495,000	499,540

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)

JP Morgan Chase Bank NA, Series BKNT
6.00% due 10/01/2017	$760,000	$767,367
JP Morgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	420,000	420,640
Lazard Group
6.85% due 06/15/2017	470,000	462,447
Lazard Group, LLC
7.125% due 05/15/2015	870,000	878,700
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	420,000	408,740
7.00% due 09/27/2027	125,000	127,986
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 05/17/2013	165,000	163,845
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	250,000	257,948
Morgan Stanley
5.30% due 03/01/2013	395,000	388,769
5.375% due 10/15/2015	185,000	177,554
Morgan Stanley, Series EMTN
5.45% due 01/09/2017	255,000	245,894
Washington Mutual, Inc.
4.00% due 01/15/2009	213,000	209,204

		12,916,827
Food & Beverages - 0.25%
Delhaize Group
6.50% due 06/15/2017	670,000	675,715

Gas & Pipeline Utilities - 0.06%
El Paso Natural Gas
5.95% due 04/15/2017	160,000	156,262

Healthcare Products - 0.18%
Bristol-Myers Squibb Company
5.875% due 11/15/2036	100,000	95,377
Johnson & Johnson
5.55% due 08/15/2017	395,000	401,272

		496,649
Healthcare Services - 0.29%
Coventry Health Care, Inc.
5.95% due 03/15/2017	490,000	473,850
WellPoint, Inc.
5.875% due 06/15/2017	335,000	332,643

		806,493
Insurance - 0.94%
Ace INA Holdings, Inc.
5.70% due 02/15/2017	215,000	212,178
6.70% due 05/15/2036	180,000	185,347
American International Group, Inc.
4.70% due 10/01/2010	432,000	428,415
American International Group, Inc., Series MTN
5.45% due 05/18/2017	520,000	506,133
Cigna Corp.
6.15% due 11/15/2036	230,000	217,477
Liberty Mutual Group, Inc.
7.50% due 08/15/2036	406,000	416,162

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
MetLife, Inc.
6.40% due 12/15/2036 (b)	$280,000	$266,238
Prudential Financial, Inc., Series MTN
5.70% due 12/14/2036	370,000	340,945

		2,572,895

International Oil - 0.26%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	210,000	204,997
Husky Energy, Inc.
6.80% due 09/15/2037	335,000	343,772
Pemex Project Funding Master Trust
6.625% due 06/15/2035	170,000	175,181

		723,950

Investment Companies - 0.38%
Allied Capital Corp.
6.625% due 07/15/2011	1,015,000	1,037,553

Manufacturing - 0.20%
Tyco International Group SA
6.375% due 10/15/2011	461,000	471,727
6.875% due 01/15/2029	65,000	65,244

		536,971

Mining - 0.13%
Vale Overseas, Ltd.
6.25% due 01/23/2017	352,000	355,942

Petroleum Services - 0.04%
Tesoro Corp.
6.50% due 06/01/2017	110,000	109,175

Pharmaceuticals - 0.50%
Abbott Laboratories
5.875% due 05/15/2016	445,000	449,006
AstraZeneca PLC
5.40% due 09/15/2012	420,000	423,302
Schering-Plough Corp.
6.55% due 09/15/2037	370,000	377,440
Teva Pharmaceutical Finance LLC
6.15% due 02/01/2036	115,000	109,265

		1,359,013

Real Estate - 0.57%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	159,000	154,879
ERP Operating LP
5.50% due 10/01/2012	80,000	78,654
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	510,000	492,639
ProLogis, REIT
5.25% due 11/15/2010	115,000	114,602
5.50% due 04/01/2012	325,000	321,297
Westfield Group
5.40% due 10/01/2012	400,000	395,409

		1,557,480

Retail - 0.11%
Target Corp.
5.375% due 05/01/2017	330,000	316,512

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &

Services - 0.86%
Corning, Inc.
7.25% due 08/15/2036	$145,000	$152,050
Embarq Corp.
7.995% due 06/01/2036	185,000	197,116
France Telecom SA
7.75% due 03/01/2011	335,000	360,099
8.50% due 03/01/2031	155,000	199,223
SBC Communications, Inc.
5.10% due 09/15/2014	775,000	749,932
6.15% due 09/15/2034	715,000	706,810

		2,365,230

Telephone - 0.82%
Qwest Corp.
7.50% due 10/01/2014	635,000	660,400
Sprint Capital Corp.
6.125% due 11/15/2008	424,000	427,120
8.75% due 03/15/2032	80,000	91,739
Sprint Nextel Corp.
6.00% due 12/01/2016	175,000	168,092
Telefonica Emisiones SAU
5.984% due 06/20/2011	740,000	752,878
6.221% due 07/03/2017	130,000	131,328

		2,231,557

TOTAL CORPORATE BONDS (Cost $51,044,197)		$50,828,323

COLLATERALIZED MORTGAGE
OBLIGATIONS - 34.76%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	485,000	486,174
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	136,000	140,507
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	316,000	307,047
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	847,000	817,294
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 11/10/2038	77,000	73,215
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933% due 07/10/2045	79,000	76,194
Banc of America Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.11% due 10/10/2045 (b)	84,000	82,114
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.18% due 09/10/2047 (b)	589,000	582,128
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016	868,000	871,737

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	$87,000	$83,838
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	305,089
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW15, Class A3
5.309% due 02/11/2044	386,000	381,301
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class C
5.36% due 04/15/2040 (b)	210,000	204,778
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class E
7.09% due 05/15/2032 (b)	892,000	901,845
Commercial Mortgage Pass Through Certificates,
Series 2000-C1, Class C
7.706% due 08/15/2033	91,000	96,971
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class B
5.28% due 07/10/2037 (b)	419,000	402,162
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
5.57% due 07/25/2036 (b)	570,249	561,813
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	785,000	783,080
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.14% due 08/15/2036 (b)	208,000	205,968
CS First Boston Mortgage Securities Corp.,
Series 2004-C5, Class A4
4.829% due 11/15/2037	445,000	427,782
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	158,000	153,846
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	167,000	160,079
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	283,409	292,067
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	2,097,646	2,092,190
Federal Home Loan Mortgage Corp.,
Series 2002-2542, Class ES
5.00% due 12/15/2017	688,000	673,932
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	523,000	505,322
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	637,631	628,295
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	385,000	382,034

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	$655,399	$633,724
Federal Home Loan Mortgage Corp.,
Series 2003-2614, Class TD
3.50% due 05/15/2016	864,868	846,674
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	331,000	323,909
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class MT
3.50% due 01/15/2022	229,783	228,930
Federal Home Loan Mortgage Corp.,
Series 2003-2632, Class NE
4.00% due 06/15/2013	1,504,058	1,467,324
Federal Home Loan Mortgage Corp.,
Series 2003-2647, Class PJ
3.25% due 06/15/2026	1,697,431	1,661,348
Federal Home Loan Mortgage Corp.,
Series 2003-2654, Class OY
4.50% due 12/15/2026	802,000	796,063
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	271,164	265,305
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	664,000	648,132
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	251,894	247,704
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	414,000	363,740
Federal Home Loan Mortgage Corp.,
Series 2004-2804, Class EB
5.50% due 07/15/2030	497,000	499,962
Federal Home Loan Mortgage Corp.,
Series 2004-2841, Class BD
4.00% due 04/15/2018	22,635	22,022
Federal Home Loan Mortgage Corp.,
Series 2004-2899, Class QY
4.00% due 10/15/2025	299,019	295,647
Federal Home Loan Mortgage Corp.,
Series 2005-2975, Class EA
5.00% due 05/15/2018	267,794	267,048
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	457,000	444,623
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	1,080,589	1,086,079
Federal Home Loan Mortgage Corp.,
Series 2005-3034, Class EH
5.50% due 12/15/2034	11,448	11,530
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	377,418	379,737

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2005-3062, Class LC
5.50% due 11/15/2028	$371,000	$371,369
Federal Home Loan Mortgage Corp.,
Series 2005-3075, Class PA
5.50% due 07/15/2025	271,696	272,914
Federal Home Loan Mortgage Corp.,
Series 2005-3078, Class PA
5.50% due 07/15/2024	360,178	361,701
Federal Home Loan Mortgage Corp.,
Series 2006-3104, Class QC
5.00% due 09/15/2031	597,000	583,075
Federal Home Loan Mortgage Corp.,
Series 2006-3114, Class KC
5.00% due 02/15/2030	524,000	512,722
Federal Home Loan Mortgage Corp.,
Series 2006-3135, Class JA
6.00% due 09/15/2027	684,890	691,243
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class PA
6.00% due 03/15/2026	790,869	800,816
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NA
6.00% due 02/15/2027	34,727	35,186
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	160,000	162,997
Federal Home Loan Mortgage Corp.,
Series 2006-3167, Class QA
6.00% due 10/15/2026 ***	2,120,032	2,146,315
Federal Home Loan Mortgage Corp.,
Series 2006-3171, Class NE
6.00% due 05/15/2027	355,690	360,657
Federal Home Loan Mortgage Corp.,
Series 2006-3173, Class PH
6.00% due 09/15/2027	656,408	665,451
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MA
6.00% due 10/15/2026	415,557	421,385
Federal Home Loan Mortgage Corp.,
Series 2006-3179, Class PD
5.75% due 12/15/2018	37,161	37,475
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class LA
6.00% due 03/15/2028	767,145	777,915
Federal Home Loan Mortgage Corp.,
Series 2006-3192, Class GA
6.00% due 03/15/2027	565,355	572,710
Federal Home Loan Mortgage Corp.,
Series 2006-3205, Class PC
6.00% due 09/15/2032	641,000	652,323
Federal Home Loan Mortgage Corp.,
Series 2006-3215, Class QA
6.00% due 06/15/2027	9,057	9,188
Federal Home Loan Mortgage Corp.,
Series 2006-3216, Class NA
6.00% due 05/15/2028	488,270	495,577

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	$273,000	$265,477
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PB
5.50% due 09/15/2031	798,000	798,340
Federal Home Loan Mortgage Corp.,
Series 2007-3279, Class PH
6.00% due 02/15/2027	722,000	732,132
Federal Home Loan Mortgage Corp.,
Series 2007-3287, Class GC
5.50% due 08/15/2034	447,000	444,856
Federal Home Loan Mortgage Corp.,
Series 2007-3288, Class PA
5.50% due 05/15/2029	931,727	937,696
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	303,000	281,966
Federal Home Loan Mortgage Corp.,
Series 2007-3300, Class PB
5.50% due 02/15/2031	384,000	382,916
Federal Home Loan Mortgage Corp.,
Series 2007-3305, Class PD
5.50% due 11/15/2035	264,000	257,503
Federal Home Loan Mortgage Corp.,
Series 2007-3312, Class AP
5.50% due 11/15/2025	353,472	355,805
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class EB
5.50% due 06/15/2034	501,000	495,075
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class GC
5.50% due 05/15/2033	732,000	727,913
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	982,502	964,025
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class PB
5.50% due 03/15/2031	183,000	182,600
Federal Home Loan Mortgage Corp.,
Series 2007-3326, Class PC
5.50% due 08/15/2032	222,000	220,676
Federal Home Loan Mortgage Corp.,
Series 2007-3331, Class BP
5.50% due 02/15/2031	678,000	676,334
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PA
5.00% due 06/15/2028	1,841,483	1,844,514
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PB
5.00% due 11/15/2030	1,307,000	1,279,954
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PC
5.00% due 07/15/2033	547,000	527,476
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PD
5.00% due 09/15/2035	535,000	502,054

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2007-3348, Class QA
6.00% due 06/15/2028	$798,921	$811,644
Federal Home Loan Mortgage Corp.,
Series 2007-3349, Class BP
6.00% due 03/15/2032	790,000	804,287
Federal Home Loan Mortgage Corp.,
Series 2007-3351, Class PJ
5.50% due 06/15/2022	1,389,000	1,400,017
Federal Home Loan Mortgage Corp.,
Series 2007-3351, Class PK
5.50% due 01/15/2032	2,058,000	2,062,893
Federal Home Loan Mortgage Corp.,
Series 2007-3356, Class PA
6.00% due 11/15/2026	1,426,000	1,447,432
Federal National Mortgage Association,
Series 2001-T11, Class B
5.503% due 09/25/2011	400,000	407,176
Federal National Mortgage Association,
Series 2002-T11, Class A
4.768% due 04/25/2012	40,591	40,383
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	362,000	334,270
Federal National Mortgage Association,
Series 2003-123, Class AB
4.00% due 10/25/2016	638,365	624,629
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	200,129	195,843
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	287,000	284,280
Federal National Mortgage Association,
Series 2003-24, Class LC
5.00% due 12/25/2015	165,000	164,585
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	452,152	441,473
Federal National Mortgage Association,
Series 2003-33, Class CH
4.00% due 07/25/2017 ***	474,343	460,373
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016 ***	456,213	450,959
Federal National Mortgage Association,
Series 2003-86, Class OX
4.50% due 09/25/2026	1,291,000	1,277,267
Federal National Mortgage Association,
Series 2003-92, Class PC
4.50% due 05/25/2015	600,000	596,615
Federal National Mortgage Association,
Series 2003-T1, Class A
3.807% due 11/25/2012	124,670	121,757
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	336,604	333,011

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2005-20, Class QD
5.00% due 03/25/2028	$357,000	$354,568
Federal National Mortgage Association,
Series 2005-29, Class AD
4.50% due 08/25/2034	652,126	644,215
Federal National Mortgage Association,
Series 2005-38, Class CD
5.00% due 06/25/2019	312,756	309,795
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014 ***	511,824	509,963
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	265,869	267,490
Federal National Mortgage Association,
Series 2006-112, Class QA
5.50% due 03/25/2033	474,257	476,331
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	393,746	395,155
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	401,342	403,045
Federal National Mortgage Association,
Series 2006-3138, Class PA
5.50% due 02/15/2027	734,726	739,003
Federal National Mortgage Association,
Series 2006-34, Class PA
6.00% due 05/25/2027	979,760	989,469
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	450,477	451,685
Federal National Mortgage Association,
Series 2006-53, Class PA
5.50% due 12/25/2026	130,863	131,404
Federal National Mortgage Association,
Series 2006-55, Class PA
6.00% due 05/25/2026	328,592	332,024
Federal National Mortgage Association,
Series 2006-64, Class PA
5.50% due 02/25/2030	254,734	255,966
Federal National Mortgage Association,
Series 2006-80, Class PB
6.00% due 10/25/2027	883,957	894,010
Federal National Mortgage Association,
Series 2007-27, Class KA
5.75% due 09/25/2033	262,535	264,957
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	1,067,540	1,027,040
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,273,030	1,239,491
Federal National Mortgage Association,
Series 2007-62, Class PA
6.00% due 03/25/2029	357,047	360,655

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2007-76, Class PA
6.00% due 05/25/2028 ***	$1,621,516	$1,644,079
Federal National Mortgage Association,
Series 2007-80, Class TA
6.00% due 09/25/2026	336,305	340,677
Federal National Mortgage Association,
Series 2007-81, Class AE
6.00% due 08/25/2028	1,593,276	1,616,896
Federal National Mortgage Association,
Series 2007-81, Class BE
6.00% due 12/25/2031	639,000	648,561
Federal National Mortgage Association,
Series 2007-B1, Class VA
5.50% due 04/25/2017	625,428	627,713
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	177,000	185,249
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	207,668	210,569
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4
5.19% due 07/10/2039 (b)	669,000	658,457
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Class A7A
4.97% due 07/10/2045 (b)	817,000	771,405
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	243,717	240,144
Government National Mortgage Association,
Series 2004-88, Class MA
3.65% due 01/20/2028	754,496	744,255
Government National Mortgage Association,
Series 2006-17, Class KY
5.00% due 04/20/2036	1,306,893	1,291,415
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	109,419	107,549
Government National Mortgage Association,
Series 2006-33, Class NA
5.00% due 01/20/2036	508,000	479,398
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	238,759
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	160,774	157,864
Government National Mortgage Association,
Series 2007-7, Class PG
5.00% due 02/16/2037	710,000	671,558
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	401,000	405,998

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp. II,
Series 1998-GLII, Class A2
6.562% due 04/13/2031	$315,000	$315,561
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.40% due 08/10/2038 (b)	143,000	142,338
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	751,000	745,190
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	150,000	149,471
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	633,687	624,332
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.20% due 08/12/2037 (b)	232,000	229,574
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB13, Class AM
5.34% due 01/12/2043 (b)	157,000	154,105
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class ASB
4.89% due 08/15/2042 (b)	320,000	313,561
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB17, Class ASB
5.415% due 12/12/2043	629,000	624,512
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	647,000	657,947
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	283,000	279,284
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A4
5.12% due 11/15/2032 (b)	214,000	211,494
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AM
5.26% due 11/15/2040 (b)	191,000	185,899
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A5
4.86% due 10/12/2041 (b)	657,000	633,456
Merrill Lynch Mortgage Trust,
Series 2004-MKB1, Class B
5.28% due 02/12/2042 (b)	125,000	123,092
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM
5.11% due 07/12/2038 (b)	163,000	157,012
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class A4
5.291% due 01/12/2044 (b)	646,000	638,903
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-4, Class ASB
5.133% due 12/12/2049 (b)	1,004,000	981,594
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	501,000	494,670

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2004-HQ3, Class D
4.90% due 01/13/2041	$100,000	$97,159
Morgan Stanley Capital I, Series 2004-T13, Class B
4.76% due 09/13/2045 (b)	157,000	151,137
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	481,000	473,851
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.18% due 11/14/2042 (b)	813,000	810,077
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	258,155	259,287
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
5.24% due 02/25/2047 (b)	173,667	172,147
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	337,000	351,641
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,087,000	1,073,627
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	232,000	231,321
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C7, Class A2
5.08% due 10/15/2035 (b)	550,000	541,720
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	174,000	171,502
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	806,000	784,937
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class B
5.109% due 12/15/2035	79,000	77,245
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	1,173,000	1,128,344
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class B
5.306% due 01/15/2041	413,000	402,713
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12, Class A4
5.23% due 07/15/2041 (b)	324,000	321,775
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class B
4.892% due 10/15/2041	217,000	203,605
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699% due 05/15/2044	185,000	173,281
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	686,000	670,693

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.21% due 10/15/2044 (b)	$435,000	$429,442
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	534,000	539,382

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $94,614,494)		$95,049,221

ASSET BACKED SECURITIES - 4.98%
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.27% due 11/08/2011 (b)	538,000	540,101
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.59% due 11/17/2014	147,000	149,550
California Infrastructure PG&E-1,
Series 1997-1, Class A8
6.48% due 12/26/2009	23,110	23,187
California Infrastructure SCE-1,
Series 1997-1, Class A7
6.42% due 12/26/2009	105,149	105,342
Capital Auto Receivables Asset Trust,
Series 2006-1, Class A3
5.03% due 10/15/2009	298,000	297,485
Capital Auto Receivables Asset Trust,
Series 2007-1, Class A3A
5.00% due 04/15/2011	288,000	287,955
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7
5.65% due 07/15/2020	806,000	808,871
Chase Issuance Trust, Series 2004-A9, Class A9
3.22% due 06/15/2010	434,000	433,670
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.70% due 09/20/2019	719,000	712,408
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	280,000	277,982
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	306,000	305,474
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
5.17% due 12/25/2036 (b)	402,270	399,116
CNH Equipment Trust, Series 2004-A, Class A4A
5.86% due 09/15/2011 (b)	406,722	406,470
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	189,000	195,417
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	516,000	512,028
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
5.23% due 02/25/2037 (b)	197,731	196,959

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Daimler Chrysler Auto Trust,
Series 2006-D, Class A4
4.94% due 02/08/2012	$302,000	$300,362
Discover Card Master Trust I,
Series 2003-1, Class A3
5.89% due 04/16/2010 (b)	137,000	137,021
Discover Card Master Trust,
Series 2007-A1, Class A1
5.65% due 03/16/2020	2,136,000	2,136,000
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037	480,000	475,714
Ford Credit Auto Owner Trust,
Series 2005-A, Class A3
3.48% due 11/15/2008	21,685	21,671
Ford Credit Auto Owner Trust,
Series 2005-B, Class A3
4.17% due 01/15/2009	37,339	37,304
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010	507,000	508,267
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class A2
5.29% due 01/18/2011	228,904	228,926
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/15/2012	158,000	157,477
Hyundai Auto Receivables Trust,
Series 2007-A, Class A4
5.21% due 03/17/2014	418,000	417,884
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.14% due 11/25/2035 (b)	58,401	58,014
MBNA Credit Card Master Note Trust,
Series 2003-A7, Class A7
2.65% due 11/15/2010	371,000	364,934
Morgan Stanley ABS Capital I,
Series 2006-WMC1, Class A2A
5.20% due 12/25/2035 (b)	54,920	54,738
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
5.17% due 01/25/2037 (b)	194,602	193,233
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
5.18% due 12/25/2036 (b)	185,567	184,328
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.16% due 02/15/2010	145,000	144,877
Ownit Mortgage Loan Asset-Backed
Certificates, Series 2006-1, Class AF1
5.424% due 12/25/2036	88,905	87,958
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	181,191	176,982
SLM Student Loan Trust, Series 2005-7, Class A3
4.41% due 07/25/2025 (b)	483,000	483,599

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Triad Auto Receivables Owner Trust,
Series 2003-B, Class A4
3.20% due 12/13/2010	$57,120	$56,351
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	247,000	247,192
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	150,000	150,934
USAA Auto Owner Trust, Series 2004-3, Class A4
3.53% due 06/15/2011	256,054	253,531
USAA Auto Owner Trust, Series 2005-1, Class A3
3.90% due 07/15/2009	20,785	20,704
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/2011	30,021	29,986
WFS Financial Owner Trust,
Series 2004-1, Class A4
2.81% due 08/22/2011	276,684	275,230
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	44,929	44,741
World Omni Auto Receivables Trust,
Series 2007-B, Class A3A
5.28% due 01/17/2012	298,000	298,751
World Omni Auto Receivables Trust,
Series 2007-B, Class A4
5.39% due 05/15/2013	418,000	417,915

TOTAL ASSET BACKED SECURITIES
(Cost $13,608,636)		$13,616,639

SHORT TERM INVESTMENTS - 2.98%
Rabobank USA Finance Corp.
4.89% due 10/01/2007	$4,072,000	$4,072,000
UBS Finance (Delaware) LLC
4.75% due 10/01/2007	4,072,000	4,072,000

TOTAL SHORT TERM INVESTMENTS
(Cost $8,144,000)		$8,144,000

REPURCHASE AGREEMENTS - 1.99%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$5,438,858 on 10/01/2007,
collateralized by $5,515,000
Federal National Mortgage
Association, 5.10% due
09/10/2009 (valued at $5,549,469,
including interest) ***	$5,437,000	$5,437,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,437,000)		$5,437,000

Total Investments (Core Bond Trust)
(Cost $308,076,676) - 112.90%		$308,744,889
Liabilities in Excess of Other Assets - (12.90)%		(35,283,343)

TOTAL NET ASSETS - 100.00%		$273,461,546

Core Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.23%

Automobiles - 0.77%
General Motors Corp.	136,900	$5,024,230

Biotechnology - 0.49%
Amgen, Inc. *	56,700	3,207,519

Cable & Television - 4.20%
DIRECTV Group, Inc. *	527,500	12,807,700
Time Warner, Inc.	794,500	14,587,020

		27,394,720
Cellular Communications - 0.82%
Motorola, Inc.	289,400	5,362,582

Computers & Business Equipment - 7.38%
Cisco Systems, Inc. *	381,300	12,624,843
Hewlett-Packard Company	284,800	14,180,192
International Business Machines Corp.	99,600	11,732,880
Seagate Technology	375,100	9,595,058

		48,132,973
Electrical Utilities - 4.91%
The AES Corp. *	1,598,700	32,037,948

Financial Services - 12.03%
Bear Stearns Companies, Inc.	54,300	6,668,583
Capital One Financial Corp.	147,500	9,798,425
Citigroup, Inc.	348,000	16,241,160
Countrywide Financial Corp.	692,100	13,156,821
Goldman Sachs Group, Inc.	16,800	3,641,232
JP Morgan Chase & Company	602,900	27,624,878
NYSE Euronext	16,900	1,337,973

		78,469,072
Healthcare Products - 1.55%
Covidien, Ltd. *	243,050	10,086,575

Healthcare Services - 5.68%
Health Net, Inc. *	186,700	10,091,135
UnitedHealth Group, Inc.	557,600	27,004,568

		37,095,703
Holdings Companies/Conglomerates - 2.67%
General Electric Company	421,000	17,429,400

Homebuilders - 1.88%
Beazer Homes USA, Inc.	71,900	593,175
Centex Corp.	193,790	5,149,001
Pulte Homes, Inc.	344,600	4,690,006
Ryland Group, Inc.	86,475	1,853,159

		12,285,341
Insurance - 6.52%
Aetna, Inc.	491,800	26,689,986
American International Group, Inc.	234,600	15,870,690

		42,560,676
International Oil - 0.24%
Exxon Mobil Corp.	16,800	1,555,008

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Content - 8.40%
Google, Inc., Class A *	57,900	$32,844,933
Yahoo!, Inc. *	819,000	21,981,960

		54,826,893
Internet Retail - 17.50%
Amazon.com, Inc. *	615,600	57,343,140
eBay, Inc. *	581,300	22,682,326
Expedia, Inc. *	585,216	18,656,686
IAC/InterActiveCorp. *	522,500	15,502,575

		114,184,727
Leisure Time - 1.85%
Electronic Arts, Inc. *	215,400	12,060,246

Manufacturing - 1.58%
Tyco International, Ltd.	232,050	10,289,097

Pharmaceuticals - 1.39%
Pfizer, Inc.	372,415	9,098,098

Photography - 2.90%
Eastman Kodak Company	708,200	18,951,432

Retail Trade - 3.21%
Best Buy Company, Inc.	5,800	266,916
Sears Holdings Corp. *	162,500	20,670,000

		20,936,916
Semiconductors - 1.48%
Texas Instruments, Inc.	263,800	9,652,442

Software - 1.34%
CA, Inc.	340,325	8,753,159

Steel - 0.49%
Nucor Corp.	54,200	3,223,274

Telephone - 8.95%
Qwest Communications International, Inc. *	2,938,700	26,918,492
Sprint Nextel Corp.	1,655,600	31,456,400

		58,374,892

TOTAL COMMON STOCKS (Cost $568,904,475)		$640,992,923

REPURCHASE AGREEMENTS - 1.78%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$11,625,971 on 10/01/2007,
collateralized by $11,970,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $11,856,848, including
interest)	$11,622,000	$11,622,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,622,000)		$11,622,000

Total Investments (Core Equity Trust)
(Cost $580,526,475) - 100.01%		$652,614,923
Liabilities in Excess of Other Assets - (0.01)%		(45,846)

TOTAL NET ASSETS - 100.00%		$652,569,077

Dynamic Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.80%

Aerospace - 1.85%
BE Aerospace, Inc. *	63,600	$2,641,308

Apparel & Textiles - 10.93%
Coach, Inc. *	94,500	4,467,015
Crocs, Inc. * (a)	46,600	3,133,850
Guess?, Inc.	104,800	5,138,344
Polo Ralph Lauren Corp., Class A	37,200	2,892,300

		15,631,509
Biotechnology - 1.44%
Cephalon, Inc. *	28,100	2,052,986

Business Services - 1.67%
FactSet Research Systems, Inc.	34,800	2,385,540

Cellular Communications - 2.78%
NII Holdings, Inc. *	48,400	3,976,060

Construction & Mining Equipment - 3.26%
National Oilwell Varco, Inc. *	18,500	2,673,250
Rowan Companies, Inc.	54,200	1,982,636

		4,655,886
Crude Petroleum & Natural Gas - 5.35%
Southwestern Energy Company *	84,400	3,532,140
Ultra Petroleum Corp. *	66,400	4,119,456

		7,651,596
Energy - 1.36%
McDermott International, Inc. *	36,000	1,946,880

Financial Services - 7.77%
Affiliated Managers Group, Inc. *	49,900	6,362,749
Eaton Vance Corp.	36,000	1,438,560
T. Rowe Price Group, Inc.	59,600	3,319,124

		11,120,433
Healthcare Products - 6.21%
Herbalife, Ltd.	32,100	1,459,266
Hologic, Inc. *	52,400	3,196,400
NutriSystem, Inc. * (a)	90,000	4,220,100

		8,875,766
Healthcare Services - 4.62%
Covance, Inc. *	34,200	2,664,180
Pediatrix Medical Group, Inc. *	60,300	3,944,826

		6,609,006
Industrial Machinery - 7.47%
FMC Technologies, Inc. *	38,200	2,202,612
Terex Corp. *	76,900	6,845,638
The Manitowoc Company, Inc.	37,000	1,638,360

		10,686,610
Industrials - 2.44%
Aecom Technology Corp. *	57,300	2,001,489
Harsco Corp.	25,200	1,493,604

		3,495,093

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Dynamic Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Software - 7.29%
Akamai Technologies, Inc. *	121,300	$3,484,949
Digital River, Inc. *	63,500	2,841,625
F5 Networks, Inc. *	110,100	4,094,619

		10,421,193
Life Sciences - 1.53%
Pharmaceutical Product Development, Inc.	61,900	2,193,736

Manufacturing - 3.09%
General Cable Corp. *	22,300	1,496,776
Roper Industries, Inc.	44,700	2,927,850

		4,424,626
Retail Grocery - 1.06%
Whole Foods Market, Inc. (a)	31,000	1,517,760

Retail Trade - 8.40%
Abercrombie & Fitch Company, Class A	25,200	2,033,640
Dick's Sporting Goods, Inc. *	50,400	3,384,360
Tiffany & Company	36,900	1,931,715
Urban Outfitters, Inc. *	213,900	4,663,020

		12,012,735
Semiconductors - 5.83%
MEMC Electronic Materials, Inc. *	111,100	6,539,346
Tessera Technologies, Inc. *	48,000	1,800,000

		8,339,346
Software - 5.45%
Activision, Inc. *	147,700	3,188,843
Citrix Systems, Inc. *	54,300	2,189,376
VeriFone Holdings, Inc. *	54,400	2,411,552

		7,789,771
Steel - 1.20%
Allegheny Technologies, Inc.	15,600	1,715,220

Telecommunications Equipment &
Services - 5.01%
Comverse Technology, Inc. *	198,500	3,930,300
SBA Communications Corp. *	91,800	3,238,704

		7,169,004
Trucking & Freight - 2.79%
Oshkosh Truck Corp.	64,400	3,990,868

TOTAL COMMON STOCKS (Cost $104,061,812)		$141,302,932

SHORT TERM INVESTMENTS - 4.70%
John Hancock Cash Investment Trust (c)	$6,728,383	$6,728,383

TOTAL SHORT TERM INVESTMENTS
(Cost $6,728,383)		$6,728,383

Dynamic Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.74%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$ 2,489,850 on 10/01/2007,
collateralized by $2,505,000
Federal National Mortgage
Association, 6.00% due
08/22/2016 (valued at $2,539,444,
including interest)	$2,489,000	$2,489,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,489,000)		$2,489,000

Total Investments (Dynamic Growth Trust)
(Cost $113,279,195) - 105.24%		$150,520,315
Liabilities in Excess of Other Assets - (5.24)%		(7,494,361)

TOTAL NET ASSETS - 100.00%		$143,025,954

Emerging Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.85%

Aerospace - 0.41%
Argon ST, Inc. *	5,930	$117,414

Auto Parts - 1.34%
LKQ Corp. *	11,050	384,651

Banking - 4.12%
Boston Private Financial Holdings, Inc. (a)	12,700	353,568
IBERIABANK Corp.	5,000	263,250
PrivateBancorp, Inc. (a)	8,800	306,592
Umpqua Holdings Corp.	12,720	254,527

		1,177,937
Biotechnology - 2.13%
Exelixis, Inc. *	27,600	292,284
Martek Biosciences Corp. * (a)	10,900	316,427

		608,711
Broadcasting - 1.51%
Acacia Research - Acacia Technologies *	29,450	432,326

Buildings - 0.02%
Modtech Holdings, Inc. *	3,500	6,475

Business Services - 7.87%
Access Integrated Technologies, Inc. *	23,150	129,640
Barrett Business Services, Inc.	18,550	442,047
Euronet Worldwide, Inc. * (a)	27,150	808,255
FTI Consulting, Inc. *	10,750	540,832
Hill International, Inc. * (a)	28,100	252,900
Seachange International, Inc. *	11,100	76,812

		2,250,486
Chemicals - 0.25%
American Vanguard Corp.	3,700	72,224

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Commercial Services - 4.40%
Providence Service Corp. * (a)	14,180	$416,325
Stantec, Inc. *	14,150	467,233
Team, Inc. *	13,699	375,078

		1,258,636
Computers & Business Equipment - 4.02%
Lasercard Corp. * (a)	33,900	376,629
Stratasys, Inc. *	7,500	206,700
Trident Microsystems, Inc. *	35,700	567,273

		1,150,602
Containers & Glass - 0.59%
Mobile Mini, Inc. *	7,000	169,120

Drugs & Health Care - 1.38%
Matrixx Initiatives, Inc. *	20,050	396,188

Electronics - 3.87%
Measurement Specialties, Inc. *	18,850	525,915
Medis Technologies, Ltd. * (a)	44,650	580,450

		1,106,365
Energy - 2.41%
InterOil Corp. * (a)	21,796	688,754

Financial Services - 1.93%
FCStone Group, Inc. *	7,125	229,924
Portfolio Recovery Associates, Inc. * (a)	6,050	321,073

		550,997
Food & Beverages - 0.91%
Smart Balance, Inc. *	21,000	259,140

Healthcare Products - 9.53%
Caliper Life Sciences, Inc. * (a)	28,400	163,016
Kyphon, Inc. *	5,141	359,870
Nuvasive, Inc. *	16,350	587,456
ResMed, Inc. *	10,500	450,135
SenoRx, Inc. *	17,040	145,351
Somanetics Corp. *	18,800	350,056
SonoSite, Inc. * (a)	14,900	454,748
Spectranetics Corp. * (a)	15,900	214,332

		2,724,964
Healthcare Services - 1.30%
Healthextras, Inc. *	13,350	371,531

Hotels & Restaurants - 1.99%
McCormick & Schmick's Seafood
Restaurants, Inc. *	15,650	294,690
Texas Roadhouse, Inc., Class A *	23,350	273,195

		567,885
Household Products - 0.73%
Select Comfort Corp. * (a)	15,050	209,948

Industrial Machinery - 1.07%
Flow International Corp. *	34,700	306,054

Insurance - 2.40%
Infinity Property & Casualty Corp.	9,500	382,090

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
ProAssurance Corp. *	5,650	$304,366

		686,456
International Oil - 1.41%
ATP Oil & Gas Corp. * (a)	8,550	402,106

Leisure Time - 4.46%
Bally Technologies, Inc. *	12,452	441,174
Imax Corp. *	65,650	275,730
Pinnacle Entertainment, Inc. *	9,850	268,216
Progressive Gaming International Corp. *	58,400	292,000

		1,277,120
Manufacturing - 6.15%
Force Protection, Inc. * (a)	46,500	1,007,190
iRobot Corp. * (a)	24,400	485,072
Raven Industries, Inc. (a)	6,700	268,335

		1,760,597
Medical-Hospitals - 3.45%
Electro-Optical Sciences, Inc. *	31,823	175,027
EV3, Inc. * (a)	16,150	265,183
Neurometrix, Inc. * (a)	14,800	129,204
Northstar Neuroscience, Inc. *	17,420	194,407
Vital Images, Inc. * (a)	11,450	223,504

		987,325
Metal & Metal Products - 1.16%
Haynes International, Inc. *	3,900	332,943

Petroleum Services - 2.30%
Superior Energy Services, Inc. *	10,900	386,296
TETRA Technologies, Inc. *	12,850	271,649

		657,945
Pharmaceuticals - 3.55%
AMAG Pharmaceuticals, Inc. * (a)	5,750	328,900
Inspire Pharmaceuticals, Inc. *	32,100	172,377
Medicis Pharmaceutical Corp., Class A (a)	16,893	515,405

		1,016,682
Publishing - 0.94%
VistaPrint, Ltd. *	7,190	268,690

Retail Trade - 2.10%
A.C. Moore Arts & Crafts, Inc. *	16,550	260,828
Hibbett Sports, Inc. *	13,650	338,520

		599,348
Semiconductors - 6.53%
Cymer, Inc. *	10,700	410,773
FormFactor, Inc. *	14,653	650,154
Mattson Technology, Inc. *	46,500	402,225
Netlogic Microsystems, Inc. * (a)	11,250	406,237

		1,869,389
Software - 7.53%
Allscripts Healthcare Solution, Inc. * (a)	20,550	555,466
Concur Technologies, Inc. *	18,050	568,936
DivX, Inc. * (a)	16,750	249,073

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
FARO Technologies, Inc. *	7,165	$316,335
Progress Software Corp. *	15,345	464,953

		2,154,763
Telecommunications Equipment &
Services - 2.64%
Comtech Telecommunications Corp. *	14,127	755,653

Trucking & Freight - 2.45%
Celadon Group, Inc. *	25,625	301,606
ID Systems, Inc. * (a)	32,600	399,024

		700,630

TOTAL COMMON STOCKS (Cost $27,244,736)		$28,280,055

WARRANTS - 0.00%

Medical-Hospitals - 0.00%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike
Price: $6.70) *	860	0
(Expiration Date: 08/03/2012, Strike
Price: $8.00) *	6,521	0

TOTAL WARRANTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 33.43%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007	$473,000	$473,000
John Hancock Cash Investment Trust (c)	9,090,022	9,090,022

TOTAL SHORT TERM INVESTMENTS
(Cost $9,563,022)		$9,563,022

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$1,000 on 10/01/2007,
collateralized by $5,000 Federal
Home Loan Mortgage Corp.,
6.625% due 08/28/2022 (valued at
$5,069, including interest)	$1,000	$1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		$1,000

Total Investments (Emerging Growth Trust)
(Cost $36,808,758) - 132.28%		$37,844,077
Liabilities in Excess of Other Assets - (32.28)%		(9,235,711)

TOTAL NET ASSETS - 100.00%		$28,608,366

Emerging Markets Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.26%

Bermuda - 0.21%
Brilliance China Automotive Holdings, Ltd. *	444,000	$121,155
Cosco Pacific, Ltd.	222,000	702,925
Digital China Holdings, Ltd.	103,000	59,791
TPV Technology, Ltd.	294,000	211,155

		1,095,026
Brazil - 4.51%
Aracruz Celulose SA, SADR	30,334	2,232,279
Braskem SA, SADR	117,951	2,221,017
Eternit SA *	30,000	136,126
Gerdau SA, SADR	404,467	10,605,125
Perdigao SA, SADR	55,380	2,431,736
Sadia SA, SADR *	53,813	2,997,384
Votorantim Celulose & Papel SA, SADR *	107,448	3,075,162

		23,698,829
Cayman Islands - 0.01%
TCL Communication Technology
Holdings, Ltd. *	1,100,000	39,644

Chile - 4.10%
Cementos Bio Bio SA	50,384	146,340
Companhia de Consumidores de Gas de
Santiago SA	6,505	33,716
Companhia Sudamericana de Vapores SA *	496,609	1,262,709
Compania de Telecomunicaciones de Chile
SA, SADR	210,360	1,731,263
Corpbanca SA, SADR	9,112	339,058
Cristalerias de Chile SA	20,728	291,901
Empresas CMPC SA	50,074	1,792,292
Empresas Copec SA	393,722	6,314,646
Empresas Iansa SA	439,146	41,830
Enersis SA, SADR	447,410	7,937,053
Industrias Forestales SA	77,846	23,600
Madeco SA, SADR *	41,326	507,483
Masisa SA	3,956,640	967,346
Soquimich Comercial SA	129,645	70,493
Vina San Pedro SA *	9,266,334	102,600

		21,562,330
China - 2.01%
AviChina Industry & Technology Co., Ltd. *	304,000	61,041
Bank of China, Ltd.	3,498,000	1,877,486
Chaoda Modern Agriculture Holdings, Ltd.	374,000	302,791
China Construction Bank	1,419,000	1,298,593
China Petroleum & Chemical Corp., SADR	1,700	209,287
China Shipping Container Lines Company, Ltd.	578,150	446,491
China Travel International Investment
Hong Kong, Ltd.	404,000	299,519
Dongfeng Motor Group Company, Ltd.	496,000	434,760
Guangshen Railway Company, Ltd., SADR	6,700	292,321
Hunan Non Ferrous Metal Corp., Ltd.	184,000	189,702
Industrial & Commercial Bank of China	1,659,000	1,159,490
Maanshan Iron & Steel Company, Ltd.	298,000	324,878
PetroChina Company, Ltd., SADR	15,800	2,924,738

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Qingling Motors Company, Ltd.	230,000	$60,392
Semiconductor Manufacturing International
Corp., SADR *	59,100	354,009
Shanghai Electric Group Company, Ltd.	184,000	143,756
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	700	56,805
Sinotrans, Ltd.	215,000	131,171

		10,567,230
Czech Republic - 1.03%
Telefonica Czech Republic AS	140,812	3,974,532
Unipetrol AS *	90,417	1,431,229

		5,405,761
Hong Kong - 1.60%
Amvig Holdings, Ltd.	38,000	58,008
Beijing Capital Land, Ltd.	120,000	108,119
Beijing Enterprises Holdings, Ltd.	90,000	457,573
Catic Shenzhen Holdings, Ltd. *	74,000	76,198
China Aerospace International Holdings, Ltd. *	387,000	63,261
China Haidian Holdings, Ltd. *	402,000	45,016
China Rare Earth Holdings, Ltd.	116,000	35,535
China Resources Enterprises, Ltd.	234,000	995,424
China Unicom, Ltd., SADR	62,600	1,304,584
China Unicom, Ltd.	118,000	244,224
Chongqing Iron & Steel Company, Ltd. *	110,000	73,340
Citic Pacific, Ltd.	230,000	1,468,353
CNPC Hong Kong, Ltd.	420,000	266,512
COFCO International, Ltd. *	240,000	152,602
Comba Telecom Systems Holdings, Ltd.	148,000	55,624
Cosco International Holdings, Ltd.	66,000	66,431
Dalian Port PDA Company, Ltd.	140,000	114,065
Denway Motors, Ltd.	774,000	452,291
Dynasty Fine Wines Group, Ltd.	132,000	51,650
Global Bio-Chem Technology
Group Company, Ltd.	256,000	97,533
Great Wall Motor Company, Ltd.	74,000	110,296
Great Wall Technology Company, Ltd. *	142,000	64,519
Guangzhou Pharmaceutical Company, Ltd.	58,000	67,188
Hainan Meilan International Airport Company,
Ltd. *	58,000	77,789
Harbin Power Equipment Company, Ltd.	46,000	115,218
Kingway Brewery Holdings, Ltd.	134,000	41,911
Lianhua Supermarket Holdings, Ltd.	32,000	53,544
Minmetals Resources, Ltd.	124,000	100,231
Neo-China Group Holdings, Ltd.	420,000	107,578
Shanghai Industrial Holdings, Ltd.	91,000	455,044
Shanghai Prime Machinery Company, Ltd.	156,000	74,092
Shanghai Real Estate, Ltd.	254,000	109,848
Shenzhen International Holdings, Ltd.	935,000	139,602
Shenzhou International Group Holdings, Ltd.	88,000	41,682
Sinolink Worldwide Holdings, Ltd.	182,000	58,330
Sinopec Kantons Holdings, Ltd.	148,000	48,005
Skyworth Digital Holdings, Ltd.	420,000	61,087

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Stone Group Holdings, Ltd. *	550,000	$66,544
TCL Multimedia Technology Holdings, Ltd. *	830,000	49,677
Travelsky Technology, Ltd.	112,000	120,084
Weiqiao Textile Company, Ltd.	57,000	107,115
Xiamen International Port Company, Ltd.	162,000	59,427
Xiwang Sugar Holdings Company, Ltd.	102,000	52,252
Zhejiang Glass Company, Ltd. *	54,000	54,005

		8,421,411
Hungary - 3.22%
Egis Nyrt.	3,374	439,717
Fotex PLC *	60,581	349,945
Gedeon Richter Rt.	10,639	2,267,960
MOL Magyar Olaj & Gazipari Rt.	83,400	13,474,108
Pannonplast PLC *	2,902	150,854
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	17,388	265,150

		16,947,734
India - 12.49%
Aarti Industries, Ltd.	51,087	41,220
Aditya Birla Nuvo, Ltd.	17,432	667,216
Ador Welding, Ltd.	8,367	55,390
Aftek, Ltd. *	28,740	55,147
Alembic, Ltd.	73,121	151,183
Alok Industries, Ltd.	35,798	63,815
Ambuja Cements, Ltd. *	595,078	2,164,397
Amtek Auto, Ltd.	43,544	396,354
Apollo Hospitals Enterprise, Ltd.	16,657	204,517
Apollo Tyres, Ltd.	115,200	113,283
Arvind Mills, Ltd. *	104,084	162,451
Ashok Leyland, Ltd.	371,631	425,886
Aurobindo Pharma, Ltd.	11,000	166,414
Avaya Global Connect, Ltd. *	5,668	45,590
Aztecsoft, Ltd.	22,751	39,582
Bajaj Auto Finance, Ltd.	13,322	119,918
Bajaj Auto, Ltd.	23,398	1,492,611
Bajaj Hindusthan, Ltd.	36,988	159,246
Ballarpur Industries, Ltd.	72,108	249,814
Balmer Lawrie & Company, Ltd.	5,100	57,758
Balrampur Chini Mills, Ltd.	78,415	149,277
Bank of Maharashtra	152,501	236,865
Bank of Rajasthan	41,033	131,397
BASF India, Ltd.	8,277	54,679
Bata India, Ltd. *	12,773	60,226
Bharat Earth Movers, Ltd.	11,693	381,497
Bharat Forge, Ltd.	14,230	102,617
Bhushan Steel, Ltd.	13,535	317,762
Biocon, Ltd.	6,200	74,272
BOC India, Ltd.	11,000	40,716
Bombay Burmah Trading Company, Ltd.	3,000	49,924
Bombay Dyeing & Manufacturing Company,
Ltd.	6,442	109,478

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Bosch Chassis Systems India, Ltd.	2,180	$21,915
Ceat, Ltd.	12,858	53,332
Chambal Fertilizers & Chemicals, Ltd.	122,137	179,695
Cholamandalam DBS Finance, Ltd.	12,046	48,764
City Union Bank, Ltd.	13,014	72,191
Clariant Chemicals India, Ltd. *	1,800	12,964
Coromandel Fertilisers, Ltd.	28,000	86,203
Cranes Software International, Ltd. *	13,600	38,578
Dabur Pharma, Ltd. *	29,200	54,483
Dalmia Cement Bharat, Ltd.	12,925	128,403
DCM Shriram Consolidated, Ltd.	39,804	71,208
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	25,890	77,552
Dr. Reddy's Laboratories, Ltd., SADR	26,500	433,540
Eicher Motors, Ltd.	8,249	87,357
EID Parry India, Ltd.	28,585	111,897
EIH, Ltd.	112,100	346,249
Elder Pharmaceuticals, Ltd.	7,799	85,541
Electrosteel Castings, Ltd. *	80,000	96,117
Escorts, Ltd. *	17,876	53,412
Essel Propack, Ltd.	34,800	52,955
Eveready Industries, Ltd. *	12,000	14,523
FAG Bearings India, Ltd.	990	16,974
FDC, Ltd.	28,000	23,616
Federal Bank, Ltd.	26,318	248,183
Finolex Cables, Ltd.	54,200	101,745
Finolex Industries, Ltd.	36,402	72,464
Gammon India, Ltd.	40,645	469,375
GlaxoSmithKline Consumer Healthcare, Ltd.	5,810	98,152
Godfrey Philips India, Ltd.	860	32,852
Graphite India, Ltd.	75,117	109,285
Great Eastern Shipping Company, Ltd.	51,265	438,066
GTL, Ltd.	47,854	290,913
Gujarat Alkalies & Chemicals, Ltd.	21,556	88,811
Gujarat Ambuja Exports, Ltd.	77,000	66,885
Gujarat Narmada Valley Fertilizers Company,
Ltd.	41,702	166,556
Gujarat State Fertilisers & Chemicals, Ltd.	23,600	144,480
HCL Infosystems, Ltd. *	71,682	406,578
HEG, Ltd.	20,234	111,323
Hexaware Technologies, Ltd.	44,970	140,545
Himatsingka Seide, Ltd.	28,000	71,624
Hinduja TMT, Ltd.	5,620	61,656
Hindustan Construction Company, Ltd.	53,020	182,883
Hindustan Motors, Ltd. *	62,437	56,203
Hotel Leela Venture, Ltd.	112,448	143,608
ICI India, Ltd.	9,700	129,627
ICICI Bank, Ltd., SADR	292,410	15,415,855
iGATE Global Solutions, Ltd.	12,500	69,339
India Cements, Ltd.	61,036	450,921
India Glycols, Ltd.	11,700	75,581
Indian Hotels Company, Ltd.	290,860	1,012,070

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
IndusInd Bank, Ltd.	131,779	$250,533
Industrial Development Bank of India, Ltd.	208,923	830,213
Infomedia India, Ltd.	4,400	26,848
Ipca Laboratories, Ltd.	5,887	98,710
Jammu & Kashmir Bank, Ltd.	14,370	284,429
JB Chemicals & Pharmaceuticals, Ltd.	20,800	36,188
JBF Industries, Ltd.	16,838	69,203
Jet Airways India, Ltd.	16,525	378,167
Jindal Saw, Ltd.	15,200	254,081
Jindal Stainless, Ltd.	44,041	187,835
JK Tyre & Industries, Ltd.	4,510	14,414
JSW Steel, Ltd.	51,075	1,097,224
Karnataka Bank, Ltd.	37,324	210,336
Karur Vysya Bank, Ltd.	15,800	132,981
Kesoram Industries, Ltd.	9,211	133,323
Kirloskar Oil Engines, Ltd.	34,562	308,234
Lanxess ABS, Ltd.	4,800	23,703
LIC Housing Finance, Ltd.	23,279	140,666
Mahindra & Mahindra, Ltd.	160,326	3,044,011
Mangalam Cement, Ltd.	14,461	84,739
Maruti Udyog, Ltd.	60,042	1,510,966
Mastek, Ltd.	18,261	138,132
Matrix Laboratories, Ltd. *	43,893	255,655
Mercator Lines, Ltd.	55,549	102,246
Merck, Ltd.	5,500	54,917
Monnet Ispat & Energy, Ltd.	17,371	178,309
Moser Baer India, Ltd.	70,156	564,202
MRF, Ltd.	920	87,336
Mukand, Ltd.	22,832	52,014
Nagarjuna Construction Company, Ltd.	60,700	389,515
Nagarjuna Fertilizers & Chemicals, Ltd. *	125,682	192,516
Nahar Spinning Mills, Ltd.	6,600	14,228
Natco Pharma, Ltd.	3,500	10,162
National Organic Chemical Industries, Ltd.	80,240	72,430
Navneet Publications India, Ltd.	30,000	62,821
Nirma, Ltd.	27,700	112,797
Orchid Chemicals & Pharmaceuticals, Ltd.	20,218	114,191
Orient Paper & Industries, Ltd.	5,177	70,097
Patni Computer Systems, Ltd.	35,839	424,718
Petronet LNG, Ltd.	238,460	482,512
Polaris Software Lab, Ltd.	26,963	83,384
Polyplex Corp., Ltd.	1,700	7,780
PSL, Ltd.	10,200	102,862
PTC India, Ltd.	41,049	94,549
Punjab Tractors, Ltd. *	17,492	108,498
Rain Calcining, Ltd.	48,902	55,240
Rallis India, Ltd.	4,273	44,928
Raymond, Ltd.	13,115	106,828
Rei Agro, Ltd.	13,800	204,616
Reliance Industries, Ltd., GDR	118,240	13,538,480
Rolta India, Ltd. *	24,325	351,443
Ruchi Soya Industries, Ltd.	9,195	86,710

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Seamec, Ltd. *	10,845	$56,467
Shasun Chemicals & Drugs, Ltd.	16,407	37,315
Shriram Transport Finance Company, Ltd.	54,419	268,939
Sical Logistics, Ltd. *	6,851	41,165
Sonata Software, Ltd.	29,000	35,171
South Indian Bank, Ltd.	20,294	83,842
SREI Infrastructure Finance, Ltd.	22,993	66,382
SRF, Ltd.	24,910	91,418
Sterlite Optical Technologies, Ltd.	16,753	100,112
Strides Arcolab, Ltd.	8,709	61,497
Sundram Fasteners, Ltd.	17,700	23,877
Supreme Industries, Ltd. *	7,790	45,176
Syndicate Bank, Ltd.	164,597	385,139
Tata Chemicals, Ltd.	56,208	423,048
Tata Investment Corp., Ltd.	6,431	94,211
Tata Metaliks, Ltd.	7,900	29,281
Tata Motors, Ltd.	149,148	3,027,336
Tele Data Informatics, Ltd. *	46,948	70,019
Trent, Ltd.	4,173	59,765
Tube Investments of India, Ltd.	78,362	118,551
TVS Motor Company, Ltd.	51,986	92,083
Unichem Laboratories, Ltd.	9,000	49,697
United Phosphorus, Ltd.	59,452	596,843
Usha Martin, Ltd.	64,955	97,121
Varun Shipping Company, Ltd.	66,246	109,575
Videsh Sanchar Nigam, Ltd., SADR	29,647	649,862
Wockhardt, Ltd.	18,700	196,171
Zensar Technologies, Ltd.	6,485	32,368
Zuari Industries, Ltd.	9,200	65,532

		65,652,434
Indonesia - 2.78%
Apexindo Pratama Duta Tbk PT	969,500	249,133
Astra Graphia Tbk PT	606,000	38,434
Astra International Tbk PT	2,336,500	4,918,275
Bakrie & Brothers Tbk PT *	10,694,000	350,815
Bank Central Asia Tbk PT	3,073,000	2,066,588
Bank Niaga Tbk PT	5,630,500	535,652
Bank Pan Indonesia Tbk PT *	6,447,500	493,521
Berlian Laju Tanker Tbk PT	2,173,500	463,458
Bhakti Investama Tbk PT *	582,000	61,732
Charoen Pokphand Indonesia Tbk PT	561,750	73,098
Ciputra Surya Tbk PT *	896,000	102,876
Davomas Abadi Tbk PT *	500,000	13,669
Enseval Putera Megatrading Tbk PT	1,244,000	115,626
Gudang Garam Tbk PT	231,000	237,441
Holcim Indonesia Tbk PT *	2,879,500	358,954
Indocement Tunggal Prakarsa Tbk PT	768,000	512,280
Indofood Sukses Makmur Tbk PT	5,312,500	1,121,173
Kawasan Industri Jababeka Tbk PT *	6,349,500	197,879
Lippo Karawaci Tbk PT	2,705,500	529,562
Matahari Putra Prima Tbk PT	2,266,500	190,837

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Indonesia (continued)
Medco Energi Internasional Tbk PT	1,497,000	$679,338
Mitra Adiperkasa Tbk PT	837,000	72,305
Panin Insurance Tbk PT *	1,544,000	54,872
Panin Life Tbk PT *	6,381,500	133,282
Polychem Indonesia Tbk PT *	1,954,500	43,813
Ramayana Lestari Sentosa Tbk PT	2,048,000	190,355
Samudera Indonesia Tbk PT	58,500	42,220
Summarecon Agung Tbk PT	133,916	20,648
Suryainti Permata Tbk PT *	361,500	59,690
Tempo Scan Pacific Tbk PT	2,108,000	186,712
Timah Tbk PT	193,000	279,634
Trias Sentosa Tbk PT	2,019,500	52,999
Trimegah Securities Tbk PT	1,540,500	47,167
Tunas Ridean Tbk PT	949,000	106,886

		14,600,924
Israel - 2.87%
Albaad Massuot Yitzhak, Ltd.	2,107	21,563
American Israeli Paper Mills, Inc. *	464	27,738
AudioCodes, Ltd. *	21,648	111,688
Azorim Investment Development &
Construction Company, Ltd.	15,586	156,519
Bank Hapoalim, Ltd.	1,027,790	5,243,827
Bank Leumi Le-Israel, Ltd.	992,901	4,344,251
Blue Square Israel, Ltd.	3,239	45,868
Clal Industries & Investments, Ltd.	8,394	48,049
Clal Insurance Enterprise Holdings, Ltd.	5,517	143,486
Delta Galil Industries, Ltd. *	4,777	28,117
Discount Investment Corp.	17,589	545,005
Electra, Ltd. *	731	125,442
Elron Electronic Industries, Ltd. *	22,510	284,316
First International Bank of Israel, Ltd. *	44,364	114,940
Formula Systems, Ltd., GDR *	3,500	47,810
Formula Systems, Ltd. *	8,342	113,773
Frutarom Industries, Ltd.	6,261	54,523
IDB Development Corp., Ltd.	7,772	261,517
Israel Salt Industries, Ltd. *	17,450	127,249
Ituran Location & Control, Ltd.	2,562	30,230
Koor Industries, Ltd.	10,990	872,526
Leader Holding & Investments, Ltd.	21,500	57,629
Mivtach Shamir Holdings, Ltd.	4,391	106,005
Orbotech, Ltd. *	15,238	320,455
Radvision, Ltd. *	2,526	45,987
Retalix, Ltd. *	15,416	286,566
Scailex Corp., Ltd. *	14,736	133,864
Super-Sol, Ltd. *	13,964	53,660
Tower Semiconductor, Ltd. *	115,422	192,179
Union Bank of Israel, Ltd.	24,593	118,987
United Mizrahi Bank, Ltd.	130,445	972,331
Urdan Industries, Ltd.	59,725	48,651

		15,084,751

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia - 4.71%
Affin Holdings BHD	715,700	$525,092
AMDB BHD *	330,000	38,738
AMMB Holdings BHD *	1,815,700	2,312,586
Ann Joo Resources BHD	32,000	36,437
Asas Dunia BHD	24,000	7,959
Asia Pacific Land BHD	282,100	47,603
Bandar Raya Developments BHD	240,800	196,456
Batu Kawan BHD	239,000	610,213
Berjaya Corp. BHD *	1,312,300	209,891
Berjaya Land BHD	468,100	397,009
Bolton BHD	177,100	62,368
Boustead Holdings BHD	324,100	467,960
Boustead Properties BHD	33,000	48,035
Cahya Mata Sarawak BHD	241,600	168,039
Dijaya Corp. BHD	40,900	17,044
DNP Holdings BHD *	15,000	9,420
DRB-Hicom BHD	798,300	449,813
Eastern & Oriental BHD *	70,400	55,783
Eastern Pacific Industrial Corp. BHD	155,600	117,813
ECM Libra Avenue BHD	516,600	139,478
Edaran Otomobil Nasional BHD *	168,000	99,099
EON Capital BHD	376,200	756,264
Esso Malaysia BHD	92,100	66,490
General Corp. BHD	222,500	71,174
Globetronics Technology BHD	952,200	78,244
Glomac BHD	231,300	96,389
Goldis BHD	163,200	107,762
GuocoLand Malaysia BHD	492,500	433,602
Hap Seng Consolidated BHD	253,900	230,988
Hong Leong Credit BHD	275,700	469,277
Hong Leong Industries BHD	25,000	29,200
Hume Industries Malaysia BHD	112,800	116,524
Hunza Properties BHD	113,800	88,836
Hwang-DBS Malaysia BHD	105,200	70,699
IGB Corp., BHD	944,300	767,633
IJM Plantations BHD	164,900	116,144
Insas BHD *	466,600	84,214
Integrated Logistics BHD	155,100	60,538
Jaks Resources BHD *	246,000	61,365
Jaya Tiasa Holdings BHD	60,900	71,132
K & N Kenanga Holdings BHD	323,600	97,816
Karambunai Corp. BHD *	1,978,300	78,377
Keck Seng BHD	148,200	193,976
Kian Joo Can Factory BHD	517,600	224,812
Kim Loong Resources BHD	21,000	14,853
KLCC Property Holdings BHD	595,000	593,690
KPJ Healthcare BHD	84,000	78,392
KSL Holdings BHD	200,500	116,505
KUB Malaysia BHD *	534,400	143,500
Kulim Malaysia BHD	167,600	334,462
Kumpulan Hartanah Selangor BHD *	410,800	113,927
Kwantas Corp. BHD	28,000	56,698

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Land & General BHD *	1,081,300	$184,051
LBS Bina Group BHD *	210,000	41,291
Leader Universal Holdings BHD	639,800	204,661
Lion Corp., BHD *	549,100	105,550
Lion Industries Corp., BHD	422,500	236,823
MAA Holdings BHD	133,400	80,255
Malaysia Building Society BHD	177,300	84,292
Malaysian Industrial Development Finance
BHD	513,900	283,531
Malaysian Plantations BHD	542,300	493,362
MBM Resources BHD	60,500	60,012
Measat Global BHD *	63,200	28,006
Mega First Corp. BHD	163,700	67,738
Melewar Industrial Group BHD *	53,000	24,109
MK Land Holdings BHD	632,500	152,208
MNRB Holdings BHD	10,000	14,145
MTD ACPI Engineering BHD	141,900	78,706
MTD Infraperdana BHD	435,700	103,571
Mulpha International BHD *	831,100	346,343
Nam Fatt Corp. BHD *	242,200	48,689
New Straits Times Press BHD *	154,900	88,190
Nylex Malaysia BHD	74,000	30,404
Oriental Holdings BHD	281,300	569,617
OSK Holdings BHD	363,100	248,283
PacificMas BHD	89,000	92,983
Padiberas Nasional BHD	364,500	219,288
Panasonic Manufacturing Malaysia BHD	48,200	154,183
PBA Holdings BHD	32,000	12,208
Permaju Industries BHD *	48,000	8,663
PJ Development Holdings BHD	480,100	128,919
POS Malaysia & Services Holdings BHD *	437,700	387,925
PPB Group BHD	624,100	1,685,024
Protasco BHD	172,400	52,112
Proton Holdings BHD *	289,000	449,508
Ramunia Holdings BHD *	244,000	72,323
Ranhill BHD	372,100	327,601
RB Land Holdings BHD *	306,000	258,630
Sarawak Energy BHD	299,300	206,414
Sarawak Oil Palms BHD	50,300	59,341
Scientex, Inc. BHD	50,000	20,103
Selangor Dredging BHD	326,900	95,935
Shangri-La Hotels BHD	101,900	74,762
Shell Refining Company Federation
of Malaya BHD	161,700	521,996
SHL Consolidated BHD	172,300	100,624
Southern Steel BHD	36,000	18,172
Sumatec Resources BHD *	30,000	7,175
Sunway City BHD *	265,700	388,316
Sunway Holdings, Inc. BHD *	449,000	217,417
Suria Capital Holdings BHD	572,200	270,357
TA Enterprise BHD	879,500	379,417
Talam Corp. BHD *	360,000	33,280

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Tan Chong Motor Holdings BHD	507,300	$198,007
TDM BHD	160,500	61,233
Tebrau Teguh BHD *	316,000	120,558
TH Group BHD	269,200	58,067
Time.Com BHD *	671,600	185,269
Tradewinds Corp. BHD *	551,900	218,654
Tradewinds Plantation BHD	261,100	209,953
Unico-Desa Plantations BHD	354,500	71,784
Unisem M BHD	289,700	136,029
United Malacca BHD	65,200	113,849
Utama Banking Group BHD *	381,500	275,419
V.S. Industry BHD	130,800	153,544
WTK Holdings BHD	268,500	193,840
Yi-Lai BHD	97,000	34,160
YTL Corp. BHD	494,100	1,087,528

		24,774,726
Mexico - 8.53%
Alfa SA de CV	425,200	2,874,208
Cemex SA, SADR *	576,073	17,236,104
Coca-Cola Femsa SA de CV, ADR	17,400	746,634
Consorcio ARA SA de CV	82,800	110,955
Controladora Comercial Mexicana SA de CV	427,800	1,135,191
Dine SA de CV *	103,000	94,120
Embotelladoras Arca SA de CV	4,574	16,961
Empresas ICA SA de CV, SADR *	109,824	2,635,776
Empresas ICA Sociedad
Controladora SA de CV *	46,900	282,923
Fomento Economico Mexicano SA de CV,
SADR	240,775	9,004,985
Gruma SA de CV, SADR	17,010	223,001
Gruma SA de CV	17,000	55,187
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	8,800	480,480
Grupo Aeroportuario del Sureste SA de CV,
ADR	25,567	1,268,635
Grupo Aeroportuario del Sureste SA de CV	28,700	142,496
Grupo Carso SA de CV	662,300	2,526,221
Grupo Cementos de Chihuahua SA de CV	35,500	217,238
Grupo Continential SA de CV	236,800	498,184
Grupo Elektra SA de CV	4,140	84,485
Grupo Financiero Inbursa SA de CV	672,000	1,610,464
Grupo Industrial Saltillo SA de CV	94,000	161,647
Grupo Kuo SA de CV *	164,000	142,511
Grupo Mexicano de Desarrollo SA de CV *	68,200	221,521
Industrias CH SA de CV *	336,700	1,304,915
Organizacion Soriana SA de CV	314,800	967,796
TV Azteca SA de CV *	174,600	95,984
Vitro SA de CV, SADR	90,856	681,420

		44,820,042
Philippines - 0.65%
Benpres Holdings Corp. *	1,899,000	174,355
DMCI Holdings, Inc.	734,000	147,774

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Philippines (continued)
Empire East Land Holdings, Inc. *	2,990,000	$46,967
Fil-Estate Land, Inc. *	1,744,000	47,073
Filinvest Development Corp.	730,000	87,212
Filinvest Land, Inc. *	10,498,500	404,146
First Philippine Holdings Corp.	252,500	432,937
Megaworld Corp.	3,929,800	299,952
Metropolitan Bank & Trust Company	562,700	697,150
Petron Corp.	1,994,000	251,456
Rizal Commercial Banking Corp.	247,300	127,206
Security Bank Corp.	102,900	173,018
Semirara Mining Corp.	69,400	52,971
Union Bank of Philippines	162,000	197,124
Universal Robina Corp.	828,500	297,857

		3,437,198
Poland - 3.49%
ABG Ster-Projekt SA	30,780	77,705
Agora SA	42,379	819,173
Alchemia SA *	19,168	73,813
Bank BPH SA	10,024	3,437,081
Boryszew SA *	21,543	150,658
Computerland SA	810	15,871
Debica SA	7,977	299,068
Echo Investment SA *	24,553	823,383
Fabryka Kotlow Rafako SA *	16,639	76,551
Fabryki Mebli Forte SA	23,417	82,941
Farmacol SA *	11,755	221,462
Firma Chemiczna Dwory SA *	4,152	269,557
Grupa Kety SA	10,569	772,579
Grupa Lotos SA	51,180	865,872
Impexmetal SA	74,050	259,487
Kredyt Bank SA	45,792	413,240
Krosno SA *	24,403	71,261
MNI SA *	26,192	41,154
Mostostal Plock SA	996	44,284
Netia SA *	137,260	199,119
Opoczno SA *	9,237	150,356
Orbis SA	32,410	903,687
Pekaes SA *	6,380	31,516
Polski Koncern Miesny Duda SA *	11,421	44,669
Polski Koncern Naftowy Orlen SA *	310,483	6,492,890
Praterm SA *	4,280	77,409
Prokom Software SA	12,209	623,342
Prosper SA	6,203	45,717
Softbank SA	26,536	741,402
Zaklady Tluszczowe Kruszwica SA	1,270	22,252
Zelmer SA	7,718	180,303

		18,327,802
South Africa - 11.33%
Aeci, Ltd.	87,243	1,045,714
Afgri, Ltd.	219,629	206,773
African Oxygen, Ltd.	26,078	131,661

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
African Rainbow Minerals, Ltd.	98,885	$1,889,229
AG Industries, Ltd. *	152,353	85,662
Allied Electronics Corp., Ltd.	10,355	72,154
Allied Technologies, Ltd.	15,669	141,371
Amalgamated Appliance Holding Company,
Ltd. *	78,315	44,489
Argent Industrial, Ltd.	53,021	155,607
Astral Foods, Ltd.	8,230	144,682
Aveng, Ltd.	44,049	351,988
AVI, Ltd.	175,420	548,211
Barloworld, Ltd.	94,081	1,771,477
Bytes Technology Group, Ltd.	21,548	47,711
Capitec Bank Holdings, Ltd.	6,930	39,267
Caxton & CTP Publishers & Printers, Ltd.	164,927	419,332
Ceramic Industries, Ltd.	1,970	48,657
DataTec, Ltd.	131,063	676,366
Dimension Data Holdings, Ltd.	249,960	305,055
Distell Group, Ltd.	5,779	53,719
Ellerine Holdings, Ltd.	58,020	622,946
Gijima Ast Group, Ltd. *	338,992	45,804
Gold Fields, Ltd., SADR	298,500	5,399,865
Gold Fields, Ltd.	3,784	68,254
Grindrod, Ltd.	35,005	131,112
Harmony Gold Mining Company, Ltd., SADR *	205,594	2,448,625
Hulamin, Ltd.	11,536	40,208
Iliad Africa, Ltd. *	16,287	42,333
Illovo Sugar, Ltd.	21,230	75,785
Imperial Holdings, Ltd.	89,724	1,681,616
Investec, Ltd.	53,606	576,255
JD Group, Ltd.	67,054	566,991
Johnnic Communications, Ltd.	18,420	240,858
Johnnic Holdings, Ltd. *	49,173	110,736
Kap International Holdings, Ltd.	189,283	105,877
Lewis Group, Ltd.	70,286	579,002
Liberty Group, Ltd.	99,395	1,263,575
Medi-Clinic Corp., Ltd.	45,899	148,042
Metair Investments, Ltd.	163,437	318,188
Metropolitan Holdings, Ltd.	482,415	1,065,352
Mittal Steel South Africa, Ltd.	181,714	3,618,228
Mustek, Ltd.	76,041	80,870
Mvelaphanda Group, Ltd. *	112,210	163,679
Nampak, Ltd. *	249,019	781,474
Nedbank Group, Ltd.	138,913	2,522,994
New Clicks Holdings, Ltd.	74,503	180,767
Northam Platinum, Ltd.	31,856	228,822
Nu-World Holdings, Ltd. *	19,436	74,266
Oceana Group, Ltd.	43,289	142,139
Omnia Holdings, Ltd.	27,969	327,116
Peregrine Holdings, Ltd.	26,519	76,672
PSG Group, Ltd.	94,832	360,292
Sanlam, Ltd.	2,122,424	6,867,219
Santam, Ltd.	10,338	172,728

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Sappi, Ltd., SADR	99,261	$1,518,693
Sasol, Ltd., SADR	372,432	16,010,852
Steinhoff International Holdings, Ltd. *	480,123	1,360,240
Super Group, Ltd.	174,304	327,949
Telkom SA, Ltd., SADR	3,000	304,350
Tiger Automotive Company, Ltd. *	12,943	24,446
Tiger Wheels, Ltd. *	32,678	34,706
Tongaat Hulett, Ltd.	11,017	163,969
Trans Hex Group, Ltd.	70,871	124,075
Trencor, Ltd.	63,966	319,231
Value Group, Ltd. *	178,661	58,923

		59,555,249
South Korea - 12.67%
Aekyung Petrochemical Company, Ltd.	1,660	77,998
Asia Cement Company, Ltd.	1,260	116,755
Asia Paper Manufacturing Company, Ltd.	1,600	32,607
Bookook Securities Company, Ltd.	2,100	78,249
Boryung Pharmaceutical Company, Ltd.	1,150	51,899
BYC Company, Ltd.	240	54,548
Byucksan Corp.	1,580	30,127
Byucksan Engineering & Construction
Company, Ltd.	7,600	60,541
C. & Woobang Construction Company, Ltd. *	7,230	35,275
Cambridge Members Company, Ltd.	760	25,412
Cheil Industries, Inc.	15,330	1,025,183
Choil Aluminum Manufacturing Company, Ltd.	1,630	21,819
Chokwang Leather Company, Ltd. *	2,200	21,107
Chosun Refractories Company, Ltd.	650	83,811
Crown Confectionery Company, Ltd.	480	75,791
Dae Chang Industrial Company, Ltd.	2,600	23,013
Dae Dong Industrial Company, Ltd.	1,800	43,272
Dae Han Flour Mills Company, Ltd.	500	102,989
Dae Won Kang Up Company, Ltd.	1,500	41,796
Daeduck Electronics Company, Ltd.	15,400	119,983
Daeduck GDS Company, Ltd.	5,010	51,406
Daehan Synthetic Fiber Company, Ltd.	429	79,223
Daekyo Company, Ltd.	2,460	256,712
Daelim Trading Company, Ltd.	1,417	8,532
Daesang Corp. *	3,500	47,806
Daesung Industrial Company, Ltd.	900	209,966
Daewoo Electronic Components Company,
Ltd. *	3,000	18,653
Daewoo Motor Sales Corp.	9,530	487,356
Daewoong Company, Ltd.	620	21,476
Dahaam E-Tec Company, Ltd.	300	10,326
Daishin Securities Company, Ltd.	16,040	531,074
DI Corp. *	12,000	37,764
Digital Power Communications Company, Ltd.	13,000	24,717
Dong Ah Tire & Rubber Company, Ltd.	2,240	23,253
Dong Su Industrial Company, Ltd.	1,800	33,437
Dongbang Transport Logistics Company, Ltd.	1,100	55,051
Dongbu Corp.	6,900	262,383

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Dongbu Steel Company, Ltd.	7,360	$160,044
Dong-Il Corp.	340	32,360
Dongil Rubber Belt Company, Ltd.	5,800	22,879
Dongkuk Steel Mill Company, Ltd.	15,090	796,424
Dongwon F & B Company, Ltd.	870	62,078
Dongwon Industries Company, Ltd.	760	49,828
Dongyang Engineering & Construction Corp.	690	44,560
Dongyang Mechatronics Corp.	4,800	57,958
DPI Holdings Company, Ltd. *	5,790	92,055
En Paper Manufacturing Company, Ltd. *	10,150	38,597
F&F Company, Ltd.	4,900	28,271
Fursys, Inc.	2,840	83,945
Gaon Cable Company, Ltd.	730	46,505
Global & Yuasa Battery Company, Ltd.	3,500	29,831
H.S. R & A Company, Ltd. *	2,200	38,103
Hae In Corp.	3,900	25,953
Halla Engineering & Construction Corp.	3,230	86,119
Hana Financial Group, Inc.	61,520	2,900,714
Hancook Tire Company(The), Ltd.	55,950	1,146,328
Handok Pharmaceuticals Company, Ltd.	1,000	27,154
Handsome Company, Ltd.	9,190	140,589
Hanil Cement Manufacturing Company, Ltd.	2,110	239,786
Hanil Construction Company, Ltd.	2,780	58,325
Hanil E-Wha Company, Ltd.	6,200	19,681
Hanjin Shipping Company, Ltd.	27,740	1,364,039
Hanjin Transportation Company, Ltd.	3,340	208,032
Hankook Cosmetics Company, Ltd.	6,400	24,337
Hankuk Electric Glass Company, Ltd.	1,100	29,449
Hankuk Glass Industries, Inc.	1,970	83,415
Hankuk Paper Manufacturing Company, Ltd.	1,520	70,340
Hanmi Capital Company, Ltd.	5,310	110,244
Hanshin Construction Company, Ltd.	3,090	95,724
Hansol Chemical Company, Ltd.	2,900	40,562
Hansol Paper Company, Inc. *	12,950	284,429
Hanssem Company, Ltd.	3,800	28,983
Hanwha Chem Corp.	27,020	713,034
Hanwha Securities Company, Ltd.	10,200	199,508
Hanwha Timeworld Company, Ltd.	2,650	49,227
Heung-A Shipping Company, Ltd.	6,660	30,347
Honam Petrochemical Corp.	7,420	1,224,302
Hotel Shilla Company, Ltd.	14,140	420,268
Husteel Company, Ltd.	2,300	59,061
Hwa Shin Company, Ltd.	14,700	60,075
Hwa Sung Industrial Company, Ltd.	2,730	52,950
Hwacheon Machine Tool Company, Ltd.	940	65,738
Hyosung Corp.	11,560	875,384
Hyundai Cement Company, Ltd.	2,010	116,846
Hyundai DSF Company, Ltd.	2,300	39,458
Hyundai H & S Company, Ltd.	520	56,821
Hyundai Hysco Company, Ltd.	22,100	301,863
Hyundai Motor Company, Ltd.	87,706	7,082,416

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hyundai Pharmaceutical Industrial Company,
Ltd.	1,550	$67,748
Hyundai Securities Company, Ltd.	41,410	966,075
Hyundai Steel Company	22,960	1,936,854
Il Dong Pharmaceutical Company, Ltd.	710	33,749
Iljin Diamond Company, Ltd.	1,300	26,564
Ilshin Spinning Company, Ltd.	370	31,293
Ilsung Pharmaceutical Company, Ltd.	990	148,205
Inzi Controls Company, Ltd.	6,050	49,516
Isu Chemical Company, Ltd.	1,700	26,936
Jahwa Electronics Company, Ltd.	4,300	31,246
Jeil Mutual Savings Bank	1,820	17,879
Jeil Pharmaceutical Company, Ltd. *	6,510	74,693
Jeonbuk Bank, Ltd.	9,590	89,911
Joongang Construction Company, Ltd.	1,260	26,573
KC Tech Company, Ltd.	7,890	56,385
KCC Corp.	2,350	1,435,448
KCTC	1,530	62,110
Keangnam Enterprises, Ltd.	3,110	132,196
Keyang Electric Machinery Company, Ltd.	13,000	53,128
KG Chemical Corp.	5,600	61,192
Kia Motors Corp. *	97,670	1,328,735
Kirin Company, Ltd. *	1,540	2,003
Kiswire, Ltd.	2,650	173,452
Kolon Engineering &
Construction Company, Ltd.	3,900	64,989
Kolon Industries, Inc. *	3,990	171,782
Korea Airport Service Company, Ltd.	760	49,579
Korea Cast Iron Pipe Industries Company, Ltd.	5,500	37,502
Korea Circuit Company, Ltd. *	5,300	23,137
Korea Development Corp.	1,450	41,988
Korea Development Financing Corp.	390	22,586
Korea Electric Terminal Company, Ltd.	1,300	30,684
Korea Exchange Bank	50,730	823,188
Korea Flange Company, Ltd.	4,810	88,300
Korea Iron & Steel Company, Ltd.	3,350	345,927
Korea Kumho Petrochemical Company, Ltd.	3,700	285,035
Korea Mutual Savings Bank	1,980	59,282
Korea Polyol Company, Ltd.	887	69,688
Korean Air Lines Company, Ltd.	18,550	1,254,707
Korean Petrochemical Industrial Company,
Ltd.	2,430	238,977
KP Chemical Corp. *	27,370	334,966
KT Freetel Company, Ltd.	49,600	1,799,399
Kukdo Chemical Company, Ltd.	1,000	36,333
Kumho Investment Bank	5,750	67,229
Kumho Tire Company, Inc.	20,600	362,411
Kumkang Industrial Company, Ltd.	1,400	22,029
Kunsul Chemical Industrial Company, Ltd. *	1,970	52,309
Kwang Dong Pharmaceutical Company, Ltd.	8,100	45,494
Kyeryong Construction
Industrial Company, Ltd.	2,510	152,221

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Kyung Nong Corp.	9,470	$63,640
Lee Ku Industrial Company, Ltd. *	8,395	19,402
LG Chem, Ltd.	13,370	1,402,524
LG Corp.	13,370	920,407
LG Dacom Corp.	20,260	614,342
LG Electronics, Inc.	29,780	2,782,265
LG International Corp.	10,930	345,761
Lotte Chilsung Beverage Company, Ltd.	311	474,410
Lotte Confectionery Company, Ltd.	400	695,842
Lotte Samkang Company, Ltd.	343	117,313
LS Cable, Ltd.	9,578	1,193,129
Manho Rope & Wire, Ltd.	270	29,798
Meritz Investment Bank *	30,430	72,987
Meritz Securities Company, Ltd.	8,200	106,179
Moorim Paper Company, Ltd.	5,200	76,425
Namhae Chemical Corp.	15,600	131,087
Namyang Dairy Products Company, Ltd.	180	179,577
Nexen Corp.	1,160	44,998
Nong Shim Company, Ltd.	1,400	344,971
Nong Shim Holdings Company, Ltd.	1,410	137,125
Ottogi Corp.	536	96,640
Pang Rim Company, Ltd. *	910	23,219
PaperCorea, Inc.	2,800	29,739
Pohang Coated Steel Company, Ltd.	1,300	39,065
Poonglim Industrial Company, Ltd.	3,790	39,136
Poongsan Corp.	8,040	225,786
Pulmuone Company, Ltd.	1,760	87,312
Pumyang Construction Company, Ltd.	970	20,987
Pusan Bank	62,020	1,138,541
Pusan City Gas Company, Ltd.	3,100	96,372
S&T Dynamics Company, Ltd.	10,410	161,528
Saehan Industries, Inc. *	15,310	158,930
Saehan Media Company, Ltd. *	12,820	28,087
Sam Kwang Glass Industrial Company, Ltd.	750	38,805
Sam Lip General Foods Company, Ltd.	2,300	32,798
Sam Young Electronics Company, Ltd.	2,950	34,330
Sambu Construction Company, Ltd.	1,200	79,725
Samhwa Paint Industrial Company, Ltd.	5,090	21,858
Samick Musical Instruments Company, Ltd. *	8,450	8,726
Samick THK Company, Ltd.	6,800	33,140
Samjin Pharmaceutical Company, Ltd.	680	37,747
Samsung Corp.	70,460	5,181,618
Samsung Electro-Mechanics Company, Ltd.	17,840	1,171,594
Samsung Fine Chemicals Company, Ltd.	7,370	492,864
Samsung SDI Company, Ltd.	17,600	1,180,834
Samwhan Corp.	1,400	48,418
Samyang Corp.	2,040	150,021
Samyang Genex Company, Ltd.	930	105,180
Samyang Tongsang Company, Ltd.	1,360	51,270
Samyung Trading Company, Ltd. *	4,300	27,722
Savezone I & C Corp. *	16,880	63,451
Seah Besteel Corp.	7,910	207,441

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
SeAH Holdings Corp.	1,010	$164,995
SeAH Steel Corp.	770	53,681
Sebang Company, Ltd.	5,920	97,680
Sejong Industrial Company, Ltd.	4,700	34,358
Sempio Foods Company, Ltd.	1,960	48,189
Sgwicus Corp. *	8,400	32,080
SH Chemical Company, Ltd. *	2,600	22,444
Shin Poong Pharmaceutical Company, Ltd.	1,870	55,580
Shinhan Engineering & Construction
Company, Ltd.	2,606	65,780
Shinhan Financial Group Company, Ltd.,
SADR	23,300	2,989,390
Shinheung Securities Company, Ltd.	3,800	57,510
Shinil Engineering Company, Ltd.	3,180	44,652
Shinsegae Engineering & Construction
Company, Ltd.	700	33,120
Shinsung ENG Company, Ltd.	7,800	41,849
Shinsung Engineering & Construction
Company, Ltd.	2,600	28,041
Shinyoung Securities Company, Ltd.	2,636	193,851
Silla Company, Ltd.	3,180	34,748
Sindo Ricoh Company, Ltd.	2,840	248,265
SJM Company, Ltd.	5,800	41,259
SK Gas Company, Ltd.	2,870	272,213
SKC Company, Ltd.	7,200	255,696
SL Corp.	3,400	37,895
Songwon Industrial Company, Ltd.	8,100	45,140
Ssangyong Cement Industrial Company, Ltd. *	20,770	375,614
Ssangyong Motor Company, Ltd. *	26,890	173,948
Suheung Capsule Company, Ltd.	2,800	20,346
Sung Bo Chemicals Company, Ltd.	950	34,776
Sung Chang Enterprise Company, Ltd. *	1,750	57,368
Sungjee Construction Company, Ltd.	1,400	29,755
Sungshin Cement Company, Ltd. *	5,760	109,202
Sunjin Company, Ltd.	1,260	49,497
Tae Kyung Industrial Company, Ltd.	10,000	49,500
Taegu Department Store Company, Ltd.	2,700	49,566
Taekwang Industrial Company, Ltd.	133	215,090
Taeyoung Engineering & Construction, Ltd.	9,690	126,532
Taihan Electric Wire Company, Ltd.	4,850	249,085
Taihan Textile Company, Ltd. *	290	14,735
Tailim Packaging Industrial Company, Ltd.	3,000	41,633
Telcoware Company, Ltd.	3,800	40,693
Trybrands, Inc. *	5,400	31,864
TS Corp.	980	52,205
Uangel Corp.	3,800	38,492
Unid Company, Ltd.	1,200	57,433
Union Steel Company, Ltd.	2,980	90,525
Wiscom Company, Ltd.	3,760	18,735
Woongjin Holdings Company, Ltd.	2,860	58,128
Woori Investment & Securities Company, Ltd.	26,550	751,401
Yesco Company, Ltd.	1,950	89,387

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Yoosung Enterprise Company, Ltd.	6,200	$30,859
Youlchon Chemical Company, Ltd.	9,090	101,315
Young Poong Corp.	225	165,956
Young Poong Paper Manufacturing
Company, Ltd.	650	27,913
Youngone Corp.	11,950	124,051
Yuhwa Securities Company, Ltd.	3,410	87,006

		66,633,974
Taiwan - 11.17%
Acbel Polytech, Inc. *	225,000	146,162
Achem Technology Corp.	103,000	54,917
AGV Products Corp. *	199,000	99,088
Ambassador Hotel Company, Ltd.	93,000	87,201
Ampoc Far-East Company, Ltd.	84,460	41,149
Arima Computer Corp. *	407,000	102,264
Arima Optoelectronics Corp.	39,105	59,913
Asia Polymer Corp.	111,000	82,991
Avision, Inc.	77,376	46,471
Bank of Kaohsiung, Ltd.	194,000	114,135
Behavior Technology Computer Corp. *	6,000	2,583
BenQ Corp. *	1,056,000	538,759
BES Engineering Corp. *	770,700	221,280
Carnival Industrial Corp. *	198,000	59,640
Cathay Chemical Works, Inc.	93,000	42,033
Cathay Real Estate Development
Company, Ltd.	235,000	116,294
Central Reinsurance Company, Ltd.	156,450	74,785
Chang Hwa Commercial Bank, Ltd.	2,683,000	1,767,566
Charoen Pokphand Enterprise Company, Ltd.	125,000	74,115
Cheng Loong Corp.	536,000	219,262
Chenming Mold Industrial Corp.	126,773	50,111
Chi Mei Optoelectronics Corp.	1,810,440	2,102,518
Chia Her Industrial Company, Ltd. *	360,000	37,506
Chia Hsin Cement Corp. *	274,000	274,126
Chien Shing Stainless Steel Company, Ltd. *	199,000	71,649
China Airlines, Ltd.	989,680	403,332
China Chemical & Pharmaceutical Company,
Ltd.	129,000	98,820
China Development Financial Holdings Corp.	6,155,280	2,480,219
China Electric Manufacturing Corp.	94,000	53,718
China General Plastics Corp. *	140,000	46,545
China Glaze Company, Ltd.	107,590	52,419
China Manmade Fibers Corp. *	604,000	260,959
China Motor Company, Ltd.	427,125	391,329
China Petrochemical Development Corp. *	1,022,000	507,320
China Steel Structure Company, Ltd.	94,000	57,319
China Wire & Cable Company, Ltd. *	110,000	30,504
Chin-Poon Industrial Company, Ltd.	128,000	136,492
Chun Yu Works & Company, Ltd.	155,000	52,007
Chun Yuan Steel Industrial Company, Ltd.	296,700	130,917
Chung Hwa Pulp Corp.	207,000	136,372
Chunghwa Picture Tubes, Ltd. *	3,961,000	1,128,767

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
CMC Magnetics Corp. *	1,823,000	$815,560
Collins Company, Ltd.	186,000	68,393
Compeq Manufactuing Company, Ltd.	556,000	269,183
Continental Engineering Corp.	412,000	251,858
Cosmos Bank Taiwan *	710,000	61,786
Da-Cin Construction Company, Ltd.	218,000	103,539
Delpha Construction Company, Ltd. *	181,000	48,141
E.Sun Financial Holding Company, Ltd. *	2,143,000	1,155,716
Eastern Media International Corp. *	528,000	148,037
Edom Technology Company, Ltd.	71,000	48,298
Elitegroup Computer Systems Company, Ltd. *	507,000	301,388
Enlight Corp.	163,769	55,953
EVA Airways Corp. *	996,000	364,707
Everest Textile Company, Ltd.	230,000	69,278
Evergreen International Storage & Transport
Corp.	550,000	333,691
Evergreen Marine Corp.	790,000	683,852
Everspring Industry Company, Ltd. *	138,000	49,263
Evertop Wire Cable Corp.	140,395	48,397
Excel Cell Electronic Company, Ltd.	34,000	23,076
Far Eastern Department Stores Company, Ltd.	490,880	559,545
Far Eastern International Bank *	967,000	431,128
Federal Corp.	226,665	161,829
First Copper Technology Company, Ltd.	104,000	46,845
First Financial Holding Company, Ltd.	2,907,000	2,079,928
First Insurance Company, Ltd. *	38,000	18,863
Formosa Taffeta Company, Ltd.	276,000	313,761
Fubon Group Company, Ltd.	2,060,000	1,757,959
Fwusow Industry Company, Ltd.	99,000	40,801
Gigabyte Technology Company, Ltd.	450,000	371,610
Gigastorage Corp. *	146,000	48,540
Goldsun Development & Construction
Company, Ltd.	697,310	438,022
Gordon Auto Body Parts Company, Ltd.	49,440	23,785
Grand Pacific Petrochemical Corp. *	285,000	120,078
Grape King, Inc.	108,000	98,618
Great China Metal Industry Company, Ltd.	90,000	48,537
Hey Song Corp.	219,000	105,356
Hitron Technology, Inc. *	108,000	44,841
Ho Tung Chemical Corp. *	308,000	118,443
Hocheng Group Corp. *	255,000	123,456
Hold-Key Electric Wire & Cable Company, Ltd. *	138,000	50,743
Hsing TA Cement Company, Ltd.	120,000	46,882
Hua Eng Wire & Cable Company, Ltd.	333,000	122,445
Hua Nan Financial Holdings Company, Ltd.	604,000	425,678
Hung Ching Development Company, Ltd.	166,000	75,790
Hung Sheng Construction Company, Ltd.	24,000	15,002
Hwa Fong Rubber Company, Ltd. *	77,000	26,662
Ichia Technologies, Inc.	74,000	61,449
Inventec Company, Ltd.	78,000	48,757
Jui Li Enterprise Company, Ltd.	65,000	27,585
Kang Na Hsiung Enterprise Company, Ltd.	79,000	54,224

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Kao Hsing Chang Iron & Steel Corp. *	447,000	$127,930
Kindom Construction Company, Ltd.	194,000	87,385
King Yuan Electronics Company, Ltd.	306,695	196,883
King's Town Bank *	471,000	170,302
Kinpo Electronics, Inc.	789,480	316,905
Kwong Fong Industries Corp. *	231,000	78,569
Lan Fa Textile Company, Ltd.	165,640	71,311
Lead Data, Inc. *	182,000	71,662
Lealea Enterprise Company, Ltd. *	307,000	112,885
Leofoo Development Company, Ltd. *	86,000	47,038
Li Peng Enterprise Company, Ltd. *	281,600	113,037
Lien Hwa Industrial Corp.	308,878	212,954
Lingsen Precision Industries, Ltd.	136,000	71,053
Long Bon Development Company, Ltd.	41,000	24,059
Long Chen Paper Company, Ltd.	218,549	98,108
Lucky Cement Corp.	167,000	67,291
Macronix International Company, Ltd., SADR	22,180	131,085
Macronix International Company, Ltd.	1,720,722	1,065,071
Mega Financial Holding Company, Ltd.	5,978,000	3,773,458
Mercuries & Associates, Ltd.	232,000	161,373
Mercuries Data Systems, Ltd. *	204,000	51,008
Micro-Star International Company, Ltd.	530,947	536,885
Namchow Chemical Industrial Company, Ltd. *	180,000	76,390
Nanya Technology Corp.	751,864	506,849
Nien Hsing Textile Company, Ltd.	259,000	182,534
Optimax Technology Corp. *	285,000	130,121
Pacific Construction Company, Ltd. *	160,000	31,868
Prodisc Technology, Inc. *	387,000	96,646
Quintain Steel Company, Ltd. *	164,000	42,665
Ralec Electronic Corp. *	39,000	70,985
Rectron, Ltd. *	246,000	44,248
Reward Wool Industry Corp. *	186,000	67,538
Rexon Industrial Corp., Ltd. *	80,000	28,436
Ritek Corp. *	1,544,000	544,078
Sampo Corp. *	581,000	135,481
Sanyang Industrial Company, Ltd.	337,000	264,871
Sanyo Electric Taiwan Company, Ltd.	38,000	36,213
Sesoda Corp.	93,000	63,406
Sheng Yu Steel Company, Ltd.	25,000	26,927
Shinkong Insurance Company, Ltd.	91,020	54,386
Shinkong Synthetic Fibers Corp. *	675,000	256,473
Shuttle, Inc. *	122,000	58,692
Silicon Integrated Systems Corp.	355,000	163,712
Sinon Corp.	164,000	63,570
SinoPac Holdings Company, Ltd.	3,901,000	1,816,920
Sintek Photronic Corp. *	383,000	127,921
Siward Crystal Technology Company, Ltd.	61,156	51,814
Southeast Cement Company, Ltd.	295,000	120,224
Standard Foods Corp.	98,000	56,154
Stark Technology, Inc.	95,000	53,271
Ta Chong Bank, Ltd. *	750,000	280,374
Ta Ya Electric Wire & Cable Company, Ltd.	278,008	105,206

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Tah Hsin Industrial Company, Ltd.	65,000	$47,403
Taichung Commercial Bank *	656,000	285,436
Tainan Spinning Company, Ltd.	798,000	445,031
Taishin Financial Holdings Company, Ltd. *	2,746,000	1,388,356
Taisun Enterprise Company, Ltd. *	150,000	51,938
Taita Chemical Company, Ltd. *	100,000	36,770
Taiwan Business Bank *	1,850,000	548,736
Taiwan Cooperative Bank	840,580	611,729
Taiwan Fire & Marine Insurance Company, Ltd.	71,000	59,502
Taiwan Fu Hsing Industrial Company, Ltd.	86,000	66,012
Taiwan Glass Industrial Corp.	473,472	516,489
Taiwan Kolin Company, Ltd. *	327,000	141,281
Taiwan Pulp & Paper Corp. *	176,000	63,907
Taiwan Sakura Corp. *	100,000	41,213
Taiwan Styrene Monomer Corp.	250,640	135,170
Taiwan Tea Corp. *	382,000	232,349
Taiyen Biotech Company, Ltd.	115,000	100,429
Tatung Company, Ltd. *	2,291,000	1,193,412
Teapo Electronic Corp. *	205,000	58,733
Teco Electric & Machinery Company, Ltd.	1,256,000	740,861
Tecom Company, Ltd.	108,000	91,338
Tex-Ray Industrial Company, Ltd.	90,000	57,224
Ton Yi Industrial Corp.	664,000	377,423
Tsann Kuen Enterprise Company, Ltd. *	72,000	96,191
Twinhead International Corp. *	224,000	41,251
Tycoons Group Enterprise Company, Ltd. *	238,000	54,696
Tze Shin International Company, Ltd.	59,360	35,651
Union Bank of Taiwan *	612,000	151,523
Unitech Electronics Company, Ltd.	101,299	55,872
United Microelectronics Corp.	8,696,454	6,181,264
Universal Cement Corp. *	144,100	79,921
UPC Technology Corp.	386,900	306,461
USI Corp.	294,000	168,463
U-Tech Media Corp. *	180,000	64,532
Ve Wong Corp. *	61,000	48,598
Walsin Lihwa Corp.	1,814,000	900,469
Walsin Technology Corp.	259,000	273,801
Waterland Financial Holding Company	744,600	239,568
Wei Chih Steel Industrial Company, Ltd. *	100,000	29,784
Winbond Electronics Corp.	2,185,000	703,003
Wintek Corp.	468,000	625,243
WUS Printed Circuit Company, Ltd. *	225,000	83,767
Yageo Corp.	1,587,000	661,351
Yang Ming Marine Transport Corp.	840,662	676,187
Yi Jinn Industrial Company, Ltd. *	314,000	65,908
Yieh Phui Enterprise Company, Ltd.	718,940	337,055
Yosun Industrial Corp.	75,600	68,569
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	667,610	310,944
Yulon Motor Company, Ltd.	501,355	562,267
Yungtay Engineering Company, Ltd.	177,000	151,862

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Zig Sheng Industrial Company, Ltd.	203,600	$61,389

		58,731,392
Thailand - 2.81%
Aapico Hitech PCL	120,600	48,557
Adkinson Securities PCL *	2,245,200	63,540
Asia Plus Securities PCL	440,200	49,575
Bangkok Aviation Fuel Services PCL	139,371	43,916
Bangkok Bank PCL	1,131,100	3,795,084
Bangkok Expressway PCL	320,600	232,909
Bangkok Insurance PCL	1,500	11,991
Bangkok Land PCL *	6,345,600	164,773
Cal-Comp Electronics Thailand PCL	903,000	188,372
Capital Nomura Securities PCL	25,000	26,623
Charoen Pokphand Foods PCL	2,900,700	444,309
CS Loxinfo PCL	394,400	49,710
Delta Electronics Thailand PCL	293,600	179,886
Dynasty Ceramic PCL	115,800	56,422
Eastern Water Resources Development &
Management PCL	295,200	43,063
Erawan Group PCL	370,800	44,788
Golden Land Property PCL *	37,000	8,744
Hemaraj Land & Development PCL	4,907,500	194,725
Home Product Center PCL	358,382	52,803
Jasmine International PCL	5,110,500	70,078
KGI Securities Thailand PCL	1,851,200	154,469
Kiatnakin Finance PCL	238,300	212,054
Krung Thai Bank PCL	4,227,200	1,344,317
Krungthai Card PCL	134,500	110,857
Loxley PCL	1,513,100	81,228
Magnecomp Precision Technology PCL *	637,800	48,009
MBK PCL	46,300	88,480
MK Real Estate Development PCL	440,000	32,093
Nakornthai Strip Mill PCL *	12,761,300	119,143
National Finance PCL	874,200	400,436
Padaeng Industry PCL	38,000	45,456
Polyplex PCL	372,400	60,844
Power Line Engineering PCL	224,700	37,040
Pranda Jewelry PCL	214,300	55,334
PTT Chemical PCL	567,100	2,134,381
Quality House PCL	3,885,800	200,667
Raimon Land PCL *	560,000	17,319
Regional Container Lines PCL	209,100	196,746
Robinson Department Store PCL	154,900	49,713
Saha-Union PCL	157,500	86,390
Sahaviriya Steel Industries PCL	5,606,100	155,384
Samart Corp. PCL	158,500	36,532
Samart I-Mobile PCL	70,200	37,686
Sansiri PCL	965,300	102,515
SC Asset Corp. PCL	168,200	42,203
Seamico Securities PCL	416,000	48,791
Serm Suk PCL *	86,700	46,038
Shin Satellite PCL *	488,500	142,524

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
Siam Commercial Bank PCL	490,700	$1,152,483
Siam Industrial Credit PCL	400,000	44,347
Sino Thai Engineering & Construction PCL *	314,900	58,340
Sri Trang Agro-Industry PCL	60,500	24,359
Srithai Superware PCL	110,000	25,514
Supalai PCL	991,500	110,504
Tata Steel Thailand PCL	1,714,200	84,522
Thai Plastic & Chemical PCL	352,400	196,378
Thai Union Frozen Products PCL	312,600	220,712
Ticon Industrial Connection PCL	88,600	51,183
Tipco Asphalt PCL	97,100	76,490
Tisco Bank PCL	54,700	47,877
TMB Bank PCL *	5,891,300	331,735
TPI Polene PCL	800,000	378,118
Vanachai Group PCL	672,300	89,444

		14,748,523
Turkey - 4.07%
Adana Cimento Sanayii TAS	137,502	92,035
Akenerji Elektrik Uretim AS *	28,238	224,009
Aksa Akrilik Kimya Sanayii AS	52,488	140,529
Aksigorta AS	148,926	1,027,585
Alarko Carrier Sanayii ve Ticaret AS	4,144	56,845
Alarko Holding AS	45,252	130,130
Alkim Alkali Kimya AS	9,413	49,004
Altinyildiz Mensucat ve Konfeksiyon
Fabrikalari AS *	14,167	66,143
Anadolu Cam Sanayii AS	40,393	171,899
Anadolu Isuzu Otomotiv Sanayi AS	6,122	44,771
Anadolu Sigorta AS	161,015	303,363
Ayen Enerji AS *	53,740	143,881
Aygaz AS	95,819	407,774
Bagfas Bandirma Gubre Fabrikalari AS	3,356	133,114
Bati Cimento AS	7,206	66,692
BatiSoke AS	16,968	45,990
Beko Elektronik AS *	28,000	44,887
Bolu Cimento Sanayii AS	79,896	172,977
Borusan Mannesmann Boru Sanayi AS	5,559	56,502
Bossa Ticaret ve Sanayi Isletmeleri TAS	57,084	76,889
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	832	51,564
BSH Ev Aletleri Sanayi ve Ticaret AS	2,182	54,092
Cemtas Celik Makina Sanayi ve Ticaret AS *	67,700	114,684
Cimsa Cimento Sanayi ve Ticaret AS	47,762	410,465
Dogan Sirketler Grubu Holdings AS *	640,222	1,396,675
Dogus Otomotiv Servis ve Ticaret AS	48,187	324,525
Eczacibasi Ilac Sanayi AS *	54,563	234,457
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	33,480	91,298
Eregli Demir ve Celik Fabrikalari TAS	418,653	3,909,250
Gentas Genel Metal Sanayi ve Ticaret AS *	43,807	59,729
Global Yatirim Holding AS *	112,799	157,526
Goldas Kuyumculuk Sanayi AS *	54,846	114,211

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Goodyear Lastikleri TAS *	2,606	$34,240
GSD Holding AS *	219,149	296,992
Gunes Sigorta AS *	31,528	62,006
Hektas Ticaret TAS	57,406	63,566
Ihlas Holding AS *	361,336	325,461
Izmir Demir Celik Sanayi AS *	26,754	61,902
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	137,304	222,382
Kartonsan Karton Sanayi ve Ticaret AS *	1,065	70,404
Konya Cimento Sanayii AS	708	33,640
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	45,827	154,505
Mardin Cimento Sanayii ve Ticaret AS	7,831	47,563
Marmaris Marti Otel Isletmeleri AS *	100,968	105,127
Menderes Tekstil Sanayi ve Ticaret AS *	126,375	75,189
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	66,019
Net Turizm Ticaret ve Sanayi AS *	49,169	54,039
Nortel Networks Netas Telekomunikasyon AS	3,939	102,532
Parsan Makina Parcalari Sanayii AS *	40,197	98,321
Pinar Entegre Et ve Un Sanayi AS	36,324	132,671
Pinar Sut Mamulleri Sanayii AS	25,633	166,276
Sanko Pazarlama Ithalat Ihracat AS *	20,076	66,359
Sarkuysan Elektrolitik Bakir AS	32,233	94,290
Tekstil Bankasi AS *	60,005	112,062
Trakya Cam Sanayi AS	121,233	452,814
Turk Demir Dokum Fabrikalari AS *	4,082	30,864
Turk Prysmian Kablo ve Sistemleri AS	17,593	53,209
Turk Sise ve Cam Fabrikalari AS	180,719	896,016
Turkiye Is Bankasi AS	1,093,142	6,594,171
Ulker Gida Sanayi ve Ticaret AS	24,000	107,094
Usas Ucak Servisi AS	27,986	67,528
Uzel Makina Sanayii AS *	20,846	41,342
Vestel Elektronik Sanayi ve Tracaret AS *	71,840	198,278
Zorlu Enerji Elektrik Uretim AS *	33,714	141,526

		21,401,883

TOTAL COMMON STOCKS (Cost $443,420,722)		$495,506,863

PREFERRED STOCKS - 5.15%

Brazil - 5.15%
Acesita SA	4,500	195,375
Bardella SA Industrias Mecanicas *	916	79,236
Centrais Eletricas de Santa Catarina SA,
Series B	19,800	426,594
Companhia de Tecidos de Norte de Minas SA	5,000	33,515
Fabrica de Produtos Alimenticios Vigor SA *	96,000	147,291
Klabin SA	762,000	2,902,067
Marcopolo SA *	103,400	493,935
Metalurgica Gerdau SA	166,300	5,609,684
Petroquimica Uniao SA *	7,000	57,661
Suzano Bahia Sul Papel & Celulose SA,
Series A	137,900	2,213,302
Suzano Petroquimica SA	99,554	508,061

Emerging Markets Value Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Telemar Norte Leste SA, Series A *	100,000	$3,590,860
Uniao de Industrias Petroquimicas SA, Series
B	358,000	410,979
Usinas Siderurgicas de Minas Gerais SA,
Series A	149,300	10,397,388

		27,065,948

TOTAL PREFERRED STOCKS (Cost $21,034,077)		$27,065,948

WARRANTS - 0.01%

Indonesia - 0.00%
Summarecon Agung Tbk PT
(Expiration Date 06/21/2010, Strike
Price IDR 1,100)	16,708	594

Malaysia - 0.01%
Bandar Raya Developments BHD
(Expiration Date 09/26/2012, Strike
Price MYR 1.10)	108,360	53,425

TOTAL WARRANTS (Cost $3,146)		$54,019

RIGHTS - 0.00%

Hong Kong - 0.00%
Citic Pacific, Ltd. (Expiration Date
10/09/2007, preferential offer to qualifying
shareholders to subscribe to 1 Dah
Cheong Hong Holdings Ltd. share for every
25 CITIC)	9,200	0

India - 0.00%
Cholamandalam DBS Finance, Ltd.
(Expiration Date 10/29/2007, Strike Price
INR 140)	4,517	2,381

Malaysia - 0.00%
Glomac BHD (Expiration Date 10/23/2007,
Strike Price MYR 1.10)	69,390	6,516

South Korea - 0.00%
Meritz Securities Company, Ltd. (Expiration
Date 10/16/2007, Strike Price KRW 8,190)	3,547	13,060

TOTAL RIGHTS (Cost $0)		$21,957

REPURCHASE AGREEMENTS - 0.10%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$538,184 on 10/01/2007,
collateralized by $545,000 Federal
Home Loan Mortgage Corp.,
6.625% due 08/28/2022 (valued at
$552,494, including interest)	$538,000	$538,000

TOTAL REPURCHASE AGREEMENTS
(Cost $538,000)		$538,000

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Emerging Markets Value Trust)
(Cost $464,995,945) - 99.52%	$523,186,787
Other Assets in Excess of Liabilities - 0.48%	2,513,399

TOTAL NET ASSETS - 100.00%	$525,700,186

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Banking	13.23%
International Oil	6.20%
Steel	5.51%
Financial Services	5.06%
Automobiles	5.05%

Emerging Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.75%

Advertising - 1.04%
inVentiv Health, Inc. *	60,725	$2,660,969

Aerospace - 4.22%
BE Aerospace, Inc. *	76,250	3,166,663
HEICO Corp., Class A	72,000	2,844,000
Moog, Inc., Class A *	53,700	2,359,578
Triumph Group, Inc.	29,879	2,441,413

		10,811,654
Air Travel - 0.30%
Copa Holdings SA, Class A	19,175	767,959

Apparel & Textiles - 6.66%
Crocs, Inc. * (a)	118,135	7,944,579
Iconix Brand Group, Inc. *	116,500	2,771,535
Lululemon Athletica, Inc. * (a)	11,298	474,855
The Warnaco Group, Inc. *	66,495	2,597,959
Volcom, Inc. * (a)	77,000	3,274,040

		17,062,968
Auto Parts - 0.90%
LKQ Corp. *	66,055	2,299,375

Auto Services - 0.47%
Monro Muffler Brake, Inc.	35,720	1,206,979

Banking - 3.65%
East West Bancorp, Inc.	65,774	2,365,233
PrivateBancorp, Inc. (a)	36,205	1,261,382
Signature Bank *	57,980	2,042,636
United Community Banks, Inc. (a)	78,790	1,931,931
Virginia Commerce Bancorp, Inc. * (a)	121,657	1,744,561

		9,345,743
Biotechnology - 3.32%
Illumina, Inc. * (a)	39,960	2,073,125
Immucor, Inc. *	106,000	3,789,500
Integra LifeSciences Holdings Corp. * (a)	54,430	2,644,209

		8,506,834
Broadcasting - 0.80%
Sinclair Broadcast Group, Inc., Class A (a)	171,405	2,063,716

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 2.47%
Informatica Corp. *	120,670	$1,894,519
Kenexa Corp. *	61,400	1,889,892
Watson Wyatt Worldwide, Inc., Class A	56,705	2,548,323

		6,332,734
Cable & Television - 0.89%
Central European Media Enterprises, Ltd.,
Class A *	25,000	2,292,750

Cellular Communications - 1.09%
Dobson Communications Corp., Class A *	218,000	2,788,220

Chemicals - 0.89%
Zoltek Companies, Inc. * (a)	52,080	2,272,250

Commercial Services - 0.94%
Live Nation, Inc. *	113,100	2,403,375

Computers & Business Equipment - 2.77%
Brocade Communications Systems, Inc. *	220,340	1,886,111
Internap Network Services Corp. * (a)	93,290	1,321,919
Micros Systems, Inc. *	60,000	3,904,200

		7,112,230
Correctional Facilities - 1.28%
The Geo Group, Inc. *	110,640	3,276,050

Crude Petroleum & Natural Gas - 3.93%
Arena Resources, Inc. * (a)	67,000	4,388,500
Carrizo Oil & Gas, Inc. * (a)	63,795	2,861,844
Concho Resources, Inc. *	51,909	768,772
GMX Resources, Inc. * (a)	64,020	2,059,523

		10,078,639
Electrical Equipment - 1.65%
Anixter International, Inc. *	32,500	2,679,625
Genlyte Group, Inc. *	24,341	1,564,153

		4,243,778
Energy - 0.94%
Trina Solar, Ltd., ADR * (a)	42,330	2,411,540

Financial Services - 6.08%
Affiliated Managers Group, Inc. * (a)	47,500	6,056,725
GFI Group, Inc. *	47,231	4,067,534
optionsXpress Holdings, Inc.	92,950	2,429,713
Stifel Financial Corp. * (a)	52,445	3,033,419

		15,587,391
Food & Beverages - 0.99%
Hansen Natural Corp. *	44,865	2,542,948

Healthcare Products - 5.25%
American Medical Systems Holdings, Inc. * (a)	160,000	2,712,000
Conceptus, Inc. * (a)	80,000	1,518,400
DJO, Inc. *	36,000	1,767,600
Inverness Medical Innovations, Inc. * (a)	69,920	3,867,974
Kyphon, Inc. *	22,470	1,572,900
PSS World Medical, Inc. *	105,000	2,008,650

		13,447,524

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services - 3.53%
Healthextras, Inc. *	49,000	$1,363,670
Psychiatric Solutions, Inc. *	91,498	3,594,042
Radiation Therapy Services, Inc. * (a)	98,750	2,055,975
Sun Healthcare Group, Inc. *	121,820	2,035,612

		9,049,299
Hotels & Restaurants - 0.51%
McCormick & Schmick's Seafood
Restaurants, Inc. *	69,470	1,308,120

Industrial Machinery - 0.65%
Regal-Beloit Corp.	34,660	1,659,867

Insurance - 1.84%
Castlepoint Holdings, Ltd. (a)	81,380	935,870
ProAssurance Corp. *	30,715	1,654,617
Tower Group, Inc.	81,420	2,131,576

		4,722,063
Internet Content - 0.74%
The Knot, Inc. * (a)	89,430	1,901,282

Internet Software - 1.44%
DealerTrack Holdings, Inc. *	87,960	3,683,765

Leisure Time - 2.76%
Life Time Fitness, Inc. * (a)	76,500	4,692,510
WMS Industries, Inc. *	71,732	2,374,329

		7,066,839
Liquor - 2.70%
Central European Distribution Corp. *	144,290	6,912,934

Manufacturing - 2.43%
Barnes Group, Inc.	79,400	2,534,448
Smith & Wesson Holding Corp. *	64,920	1,239,323
Spartan Motors, Inc.	146,143	2,459,586

		6,233,357
Office Furnishings & Supplies - 1.21%
Acco Brands Corp. *	95,750	2,148,630
Knoll, Inc.	54,006	958,066

		3,106,696
Petroleum Services - 3.25%
Basic Energy Services, Inc. * (a)	100,000	2,102,000
Core Laboratories N.V. *	25,220	3,212,776
Superior Energy Services, Inc. *	85,000	3,012,400

		8,327,176
Pharmaceuticals - 1.59%
Adams Respiratory Therapeutics, Inc. * (a)	41,560	1,601,722
American Oriental Bioengineering, Inc. *	112,105	1,249,971
Eurand NV *	76,381	1,233,553

		4,085,246
Publishing - 0.83%
Consolidated Graphics, Inc. *	33,810	2,122,930

Real Estate - 3.54%
BioMed Realty Trust, Inc., REIT	85,500	2,060,550
Gafisa S.A. * (a)	43,055	1,452,676

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Jones Lang LaSalle, Inc.	20,000	$2,055,200
Redwood Trust, Inc., REIT (a)	43,900	1,458,358
Sunstone Hotel Investors, Inc., REIT	80,000	2,051,200

		9,077,984
Retail Trade - 4.72%
First Cash Financial Services, Inc. *	115,740	2,710,631
Hibbett Sports, Inc. *	74,000	1,835,200
Longs Drug Stores Corp.	46,075	2,288,545
NexCen Brands, Inc. *	123,480	829,786
The Men's Wearhouse, Inc.	50,000	2,526,000
Zumiez, Inc. * (a)	43,215	1,917,449

		12,107,611
Semiconductors - 5.71%
Emulex Corp. *	99,940	1,915,850
FormFactor, Inc. *	61,000	2,706,570
Monolithic Power Systems, Inc. *	50,220	1,275,588
PMC-Sierra, Inc. * (a)	225,800	1,894,462
Varian Semiconductor Equipment
Associates, Inc. *	90,300	4,832,856
Verigy, Ltd. *	81,760	2,020,289

		14,645,615
Software - 6.30%
ACI Worldwide, Inc. *	48,210	1,077,493
Allscripts Healthcare Solution, Inc. * (a)	74,415	2,011,437
Macrovision Corp. *	80,430	1,980,991
Magma Design Automation, Inc. *	90,710	1,276,290
Nuance Communications, Inc. * (a)	126,745	2,447,446
Omniture, Inc. * (a)	54,755	1,660,172
Solera Holdings, Inc. *	102,600	1,845,774
Taleo Corp. *	51,160	1,299,976
Ultimate Software Group, Inc. *	73,070	2,550,143

		16,149,722
Telecommunications Equipment &
Services - 4.15%
Golden Telecom, Inc. (a)	28,790	2,317,307
NTELOS Holdings Corp.	120,150	3,539,619
PAETEC Holding Corp. *	220,100	2,744,647
Viasat, Inc. *	66,230	2,041,871

		10,643,444
Telephone - 0.77%
Centennial Communications Corp., Class A *	194,210	1,965,405

Trucking & Freight - 0.55%
Old Dominion Freight Lines, Inc. *	58,880	1,411,354

TOTAL COMMON STOCKS (Cost $217,047,134)		$255,696,335

SHORT TERM INVESTMENTS - 26.61%
John Hancock Cash Investment Trust (c)	$68,200,920	$68,200,920

TOTAL SHORT TERM INVESTMENTS
(Cost $68,200,920)		$68,200,920

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.56%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$1,440,492 on 10/01/2007,
collateralized by $1,465,000
Federal Home Loan Bank, 4.50%
due 10/09/2009 (valued at
$1,472,325, including interest)	$1,440,000	$1,440,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,440,000)		$1,440,000

Total Investments (Emerging Small Company Trust)
(Cost $286,688,054) - 126.92%		$325,337,255
Liabilities in Excess of Other Assets - (26.92)%		(68,996,014)

TOTAL NET ASSETS - 100.00%		$256,341,241

Equity-Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.39%

Aerospace - 0.78%
Raytheon Company	305,400	$19,490,628

Agriculture - 0.27%
Archer-Daniels-Midland Company	202,500	6,698,700

Air Travel - 0.28%
Southwest Airlines Company	473,000	7,000,400

Aluminum - 0.63%
Alcoa, Inc.	406,900	15,917,928

Auto Parts - 0.55%
Genuine Parts Company	275,500	13,775,000

Automobiles - 0.24%
Ford Motor Company *	722,600	6,134,874

Banking - 3.50%
Fifth Third Bancorp	622,400	21,086,912
National City Corp.	354,400	8,891,896
Royal Bank of Scotland Group PLC	800,000	8,562,325
SunTrust Banks, Inc.	251,900	19,061,273
US Bancorp	930,200	30,259,406

		87,861,812
Biotechnology - 0.86%
Amgen, Inc. *	384,200	21,734,194

Broadcasting - 0.69%
CBS Corp., Class B	547,750	17,254,125

Building Materials & Construction - 0.68%
Masco Corp.	734,100	17,009,097

Business Services - 1.15%
Computer Sciences Corp. *	201,600	11,269,440
H & R Block, Inc.	829,900	17,577,282

		28,846,722

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television - 1.55%
Time Warner, Inc.	1,483,500	$27,237,060
Viacom, Inc., Class B *	302,250	11,778,682

		39,015,742
Cellular Communications - 1.09%
ALLTEL Corp.	200,600	13,977,808
Motorola, Inc.	727,500	13,480,575

		27,458,383
Chemicals - 0.90%
E.I. Du Pont de Nemours & Company	454,100	22,505,196

Computers & Business Equipment - 0.92%
Dell, Inc. *	835,400	23,057,040

Construction Materials - 1.03%
USG Corp. * (a)	252,400	9,477,620
Vulcan Materials Company	183,900	16,394,685

		25,872,305
Cosmetics & Toiletries - 4.29%
Avon Products, Inc.	512,500	19,234,125
Colgate-Palmolive Company	378,300	26,980,356
International Flavors & Fragrances, Inc.	412,000	21,778,320
Kimberly-Clark Corp.	214,300	15,056,718
Procter & Gamble Company	352,400	24,787,816

		107,837,335
Crude Petroleum & Natural Gas - 0.40%
Statoil ASA	298,300	10,127,418

Drugs & Health Care - 0.81%
Wyeth	456,700	20,345,985

Electrical Equipment - 0.49%
Cooper Industries, Ltd., Class A	239,000	12,210,510

Electrical Utilities - 2.79%
Ameren Corp.	75,400	3,958,500
Entergy Corp.	224,400	24,300,276
FirstEnergy Corp.	233,800	14,808,892
Pinnacle West Capital Corp.	227,100	8,972,721
TECO Energy, Inc.	278,400	4,574,112
Xcel Energy, Inc.	633,000	13,634,820

		70,249,321
Electronics - 0.59%
Sony Corp.	303,700	14,712,202

Energy - 1.20%
Duke Energy Corp.	761,700	14,236,173
Progress Energy, Inc.	340,900	15,971,165

		30,207,338
Financial Services - 8.51%
Bank of New York Mellon Corp.	627,400	27,693,436
Capital One Financial Corp.	176,600	11,731,538
Charles Schwab Corp.	1,113,700	24,055,920
Citigroup, Inc.	579,000	27,021,930
Countrywide Financial Corp.	479,200	9,109,592
Federal National Mortgage Association	194,800	11,845,788

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
JP Morgan Chase & Company	1,210,900	$55,483,438
Legg Mason, Inc.	151,100	12,736,219
Merrill Lynch & Company, Inc.	100,800	7,185,024
State Street Corp.	252,300	17,196,768
Wells Fargo & Company	273,200	9,731,384

		213,791,037
Food & Beverages - 3.66%
Campbell Soup Company	201,600	7,459,200
General Mills, Inc.	356,500	20,680,565
Hershey Company	252,300	11,709,243
Kraft Foods, Inc., Class A	455,700	15,726,207
McCormick & Company, Inc.	265,300	9,542,841
Sysco Corp.	187,300	6,666,007
The Coca-Cola Company	353,300	20,304,151

		92,088,214
Gas & Pipeline Utilities - 1.14%
NiSource, Inc.	1,014,300	19,413,702
Spectra Energy Corp.	380,850	9,323,208

		28,736,910
Healthcare Products - 2.10%
Baxter International, Inc.	297,700	16,754,556
Boston Scientific Corp. *	454,100	6,334,695
Johnson & Johnson	453,900	29,821,230

		52,910,481
Holdings Companies/Conglomerates - 3.34%
General Electric Company	2,025,200	83,843,280

Homebuilders - 0.26%
D.R. Horton, Inc.	502,800	6,440,868

Household Products - 1.64%
Fortune Brands, Inc.	243,900	19,875,411
Newell Rubbermaid, Inc.	736,900	21,237,458

		41,112,869
Industrial Machinery - 0.63%
Ingersoll-Rand Company, Ltd., Class A	226,600	12,342,902
Pall Corp.	86,787	3,376,014

		15,718,916
Insurance - 5.58%
American International Group, Inc.	425,100	28,758,015
Chubb Corp.	198,000	10,620,720
Genworth Financial, Inc., Class A	227,100	6,978,783
Lincoln National Corp.	378,500	24,969,645
Marsh & McLennan Companies, Inc.	1,170,100	29,837,550
Progressive Corp.	531,600	10,318,356
The Travelers Companies, Inc.	353,400	17,790,156
UnumProvident Corp.	453,900	11,106,933

		140,380,158
International Oil - 9.85%
Anadarko Petroleum Corp.	367,800	19,769,250
BP PLC, ADR	294,400	20,416,640

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

International Oil (continued)
Chevron Corp.	636,700	$59,582,386
Exxon Mobil Corp.	625,000	57,850,000
Hess Corp.	403,600	26,851,508
Murphy Oil Corp.	318,700	22,273,943
Royal Dutch Shell PLC, ADR	497,600	40,892,768

		247,636,495
Internet Content - 0.80%
Yahoo!, Inc. *	752,100	20,186,364

Leisure Time - 0.90%
Walt Disney Company	660,300	22,707,717

Liquor - 1.17%
Anheuser-Busch Companies, Inc.	507,200	25,354,928
Brown Forman Corp., Class B	52,800	3,955,248

		29,310,176
Manufacturing - 3.18%
3M Company	402,200	37,637,876
Honeywell International, Inc.	355,000	21,111,850
Illinois Tool Works, Inc.	354,400	21,136,416

		79,886,142
Office Furnishings & Supplies - 0.68%
Avery Dennison Corp.	301,700	17,202,934

Paper - 1.93%
International Paper Company	982,400	35,238,688
MeadWestvaco Corp.	453,100	13,380,043

		48,618,731
Petroleum Services - 1.27%
BJ Services Company	405,000	10,752,750
Schlumberger, Ltd.	201,700	21,178,500

		31,931,250
Pharmaceuticals - 5.41%
Abbott Laboratories	305,900	16,402,358
Bristol-Myers Squibb Company	683,500	19,698,470
Eli Lilly & Company	577,300	32,865,689
Merck & Company, Inc.	757,100	39,134,499
Pfizer, Inc.	1,139,200	27,830,656

		135,931,672
Photography - 0.68%
Eastman Kodak Company	642,300	17,187,948

Publishing - 3.17%
Dow Jones & Company, Inc.	377,100	22,512,870
Gannett Company, Inc.	428,900	18,742,930
McGraw-Hill Companies, Inc.	226,700	11,541,297
The New York Times Company, Class A (a)	832,100	16,442,296
Tribune Company	378,990	10,354,007

		79,593,400
Railroads & Equipment - 1.02%
Union Pacific Corp.	226,500	25,608,090

Retail Trade - 2.47%
Bed Bath & Beyond, Inc. *	479,600	16,363,952

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Gap, Inc.	272,900	$5,032,276
Home Depot, Inc.	577,600	18,737,344
Wal-Mart Stores, Inc.	504,500	22,021,425

		62,154,997
Sanitary Services - 0.57%
Waste Management, Inc.	378,500	14,284,590

Semiconductors - 1.55%
Analog Devices, Inc.	524,300	18,958,688
Applied Materials, Inc.	302,700	6,265,890
Intel Corp.	535,200	13,840,272

		39,064,850
Software - 1.63%
Microsoft Corp.	1,392,800	41,031,888

Telecommunications Equipment &
Services - 1.53%
Alcatel SA, ADR	755,700	7,693,026
Nokia Oyj, SADR	171,300	6,497,409
Verizon Communications, Inc.	547,700	24,252,156

		38,442,591
Telephone - 3.66%
AT&T, Inc.	1,190,749	50,380,590
Qwest Communications International, Inc. *	2,348,600	21,513,176
Sprint Nextel Corp.	986,200	18,737,800
Windstream Corp.	100,785	1,423,084

		92,054,650
Tobacco - 0.41%
UST, Inc.	208,400	10,336,640

Toys, Amusements & Sporting Goods - 0.66%
Mattel, Inc.	706,300	16,569,798

Trucking & Freight - 0.30%
United Parcel Service, Inc., Class B	101,300	7,607,630

TOTAL COMMON STOCKS (Cost $1,915,148,756)		$2,397,693,541

CORPORATE BONDS - 0.15%

Automobiles - 0.15%
Ford Motor Company
4.25% due 12/15/2036	3,123,000	3,668,276

TOTAL CORPORATE BONDS (Cost $3,123,000)		$3,668,276

SHORT TERM INVESTMENTS - 5.10%
John Hancock Cash Investment Trust	$25,925,032	$25,925,032
T. Rowe Price Reserve Investment Fund	102,355,701	102,355,701

TOTAL SHORT TERM INVESTMENTS
(Cost $128,280,733)		$128,280,733

Equity-Income Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.14%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$3,662,251 on 10/01/2007,
collateralized by $3,770,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $3,734,362, including
interest)	$3,661,000	$3,661,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,661,000)		$3,661,000

Total Investments (Equity-Income Trust)
(Cost $2,050,213,489) - 100.78%		$2,533,303,550
Liabilities in Excess of Other Assets - (0.78)%		(19,646,235)

TOTAL NET ASSETS - 100.00%		$2,513,657,315

Financial Services Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.45%

Banking - 10.47%
Commerce Bancorp, Inc. (a)	197,200	$7,647,416
ICICI Bank, Ltd., SADR (a)	12,900	680,088
State Bank of India GDR	73,118	8,189,216

		16,516,720
Business Services - 10.81%
Dun & Bradstreet Corp.	69,300	6,833,673
H & R Block, Inc.	135,200	2,863,536
Moody's Corp.	146,000	7,358,400

		17,055,609
Containers & Glass - 2.22%
Sealed Air Corp.	137,000	3,501,720

Electronics - 1.41%
Tyco Electronics, Ltd.	62,875	2,227,661

Financial Services - 37.28%
American Express Company	318,200	18,891,534
Ameriprise Financial, Inc.	65,540	4,136,229
Bank of New York Mellon Corp.	99,300	4,383,102
Goldman Sachs Group, Inc.	16,400	3,554,536
JP Morgan Chase & Company	163,148	7,475,441
Merrill Lynch & Company, Inc.	40,900	2,915,352
T. Rowe Price Group, Inc.	58,600	3,263,434
The First Marblehead Corp. (a)	216,750	8,221,328
Wells Fargo & Company	167,900	5,980,598

		58,821,554
Healthcare Products - 1.65%
Covidien, Ltd. *	62,875	2,609,313

Holdings Companies/Conglomerates - 8.24%
Loews Corp.	242,100	11,705,535

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Financial Services Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Holdings Companies/Conglomerates
(continued)
RHJ International *	71,525	$1,296,601

		13,002,136
Insurance - 24.27%
American International Group, Inc.	122,600	8,293,890
China Life Insurance Company, Ltd., SADR	69,364	5,980,564
Everest Re Group, Ltd.	37,300	4,111,952
FPIC Insurance Group, Inc. *	57,600	2,479,680
Markel Corp. *	14,400	6,969,600
Progressive Corp.	204,100	3,961,581
Transatlantic Holdings, Inc.	92,237	6,487,028

		38,284,295
Investment Companies - 0.33%
Oaktree Capital Group, LLC *	14,000	514,500

Manufacturing - 1.77%
Tyco International, Ltd.	62,875	2,787,878

TOTAL COMMON STOCKS (Cost $106,378,195)		$155,321,386

SHORT TERM INVESTMENTS - 12.28%
John Hancock Cash Investment Trust (c)	$16,689,486	$16,689,486
Societe Generale North America, Inc.
zero coupon due 10/01/2007	2,695,000	2,695,000

TOTAL SHORT TERM INVESTMENTS
(Cost $19,384,486)		$19,384,486

Total Investments (Financial Services Trust)
(Cost $125,762,681) - 110.73%		$174,705,872
Liabilities in Excess of Other Assets - (10.73)%		(16,935,338)

TOTAL NET ASSETS - 100.00%		$157,770,534

Franklin Templeton Founding Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Global Trust Series NAV	14,141,175	$279,995,265
Income Trust Series NAV	22,036,135	280,079,271
Mutual Shares Trust Series NAV	22,838,113	279,995,265

TOTAL INVESTMENT COMPANIES (Cost $837,381,117)		$840,069,801

Total Investments (Franklin Templeton Founding Allocation		$840,069,801
Trust) (Cost $837,381,117) - 100.00%
Other Assets in Excess of Liabilities - 0.00%		18,599

TOTAL NET ASSETS - 100.00%		$840,088,400

Fundamental Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.83%

Advertising - 0.23%
WPP Group PLC, SADR (a)	48,449	$3,270,307

Banking - 2.47%
Commerce Bancorp, Inc. (a)	212,100	8,225,238
Wachovia Corp.	536,750	26,918,012

		35,143,250
Broadcasting - 1.87%
Liberty Media Corp. - Capital, Series A *	33,505	4,182,429
News Corp., Class A	1,020,600	22,442,994

		26,625,423
Business Services - 3.55%
Dun & Bradstreet Corp.	82,305	8,116,096
H & R Block, Inc.	572,977	12,135,653
Iron Mountain, Inc. *	587,437	17,905,080
Moody's Corp.	247,199	12,458,829

		50,615,658
Cable & Television - 3.01%
Comcast Corp., Special Class A *	1,547,764	37,084,425
Virgin Media, Inc.	237,007	5,752,160

		42,836,585
Coal - 0.88%
China Coal Energy Company, H Shares *	4,221,100	12,550,428

Computers & Business Equipment - 1.79%
Dell, Inc. *	574,700	15,861,720
Hewlett-Packard Company	194,816	9,699,889

		25,561,609
Construction Materials - 1.58%
Martin Marietta Materials, Inc. (a)	101,621	13,571,485
Vulcan Materials Company	100,830	8,988,994

		22,560,479
Containers & Glass - 1.54%
Sealed Air Corp.	860,092	21,983,952

Cosmetics & Toiletries - 1.47%
Avon Products, Inc.	150,688	5,655,321
Procter & Gamble Company	217,500	15,298,950

		20,954,271
Crude Petroleum & Natural Gas - 6.54%
Devon Energy Corp.	391,791	32,597,011
EOG Resources, Inc.	347,012	25,099,378
Occidental Petroleum Corp.	554,118	35,507,882

		93,204,271
Electronics - 1.59%
Agilent Technologies, Inc. *	188,700	6,959,256
Tyco Electronics, Ltd.	442,542	15,679,263

		22,638,519
Financial Services - 17.55%
American Express Company	1,032,235	61,283,792
Ameriprise Financial, Inc.	272,027	17,167,624
Bank of New York Mellon Corp.	379,900	16,768,786
Citigroup, Inc.	513,781	23,978,159

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Discover Financial Services *	56,712	$1,179,610
E*TRADE Financial Corp. *	77,800	1,016,068
HSBC Holdings PLC	1,996,620	36,816,829
JP Morgan Chase & Company	1,095,238	50,183,805
Morgan Stanley	113,425	7,145,775
State Street Corp.	36,025	2,455,464
Wells Fargo & Company	897,934	31,984,409

		249,980,321
Food & Beverages - 1.76%
Diageo PLC, SADR	210,619	18,477,605
Hershey Company	142,217	6,600,291

		25,077,896
Forest Products - 0.21%
Sino-Forest Corp. *	131,400	2,965,288

Healthcare Products - 1.29%
Covidien, Ltd. *	442,542	18,365,493

Healthcare Services - 2.15%
Cardinal Health, Inc.	175,748	10,989,522
Express Scripts, Inc. *	133,200	7,435,224
UnitedHealth Group, Inc.	251,100	12,160,773

		30,585,519
Holdings Companies/Conglomerates - 6.32%
Berkshire Hathaway, Inc., Class A *	388	45,981,880
China Merchants Holdings International
Company, Ltd.	2,085,441	12,991,646
Loews Corp.	641,389	31,011,158

		89,984,684
Household Products - 0.19%
Hunter Douglas NV	29,636	2,654,597

Industrials - 0.32%
Cosco Pacific, Ltd.	1,439,185	4,556,933

Insurance - 9.70%
Ambac Financial Group, Inc.	98,700	6,209,217
American International Group, Inc.	819,257	55,422,736
Aon Corp.	230,492	10,328,347
Chubb Corp.	62,996	3,379,105
Markel Corp. *	2,353	1,138,852
Millea Holdings, Inc.	342,400	13,757,941
NIPPONKOA Insurance Co., Ltd. *	736,400	6,398,187
Principal Financial Group, Inc.	71,758	4,527,212
Progressive Corp.	1,116,604	21,673,284
Sun Life Financial, Inc.	43,729	2,293,586
Transatlantic Holdings, Inc.	186,300	13,102,479

		138,230,946
International Oil - 5.44%
Canadian Natural Resources Ltd. (a)	94,300	7,143,225
ConocoPhillips	801,776	70,371,879

		77,515,104

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Content - 0.44%
Google, Inc., Class A *	11,140$	$6,319,388

Internet Retail - 1.14%
Amazon.com, Inc. *	111,600	10,395,540
Expedia, Inc. * (a)	78,722	2,509,658
Liberty Media Holding Corp.-Interactive A *	172,525	3,314,205

		16,219,403
Liquor - 0.83%
Heineken Holding NV	207,750	11,874,230

Manufacturing - 2.56%
Harley-Davidson, Inc.	364,168	16,828,203
Tyco International, Ltd.	442,542	19,622,313

		36,450,516
Mining - 0.63%
BHP Billiton PLC	136,500	4,869,822
Rio Tinto PLC	48,300	4,163,174

		9,032,996
Petroleum Services - 1.02%
Transocean, Inc. *	129,125	14,597,581

Publishing - 0.99%
Gannett Company, Inc.	52,682	2,302,204
Lagardere S.C.A.	139,813	11,865,540

		14,167,744
Real Estate - 0.36%
Hang Lung Group, Ltd.	903,000	5,166,309

Retail Trade - 7.96%
Bed Bath & Beyond, Inc. *	223,750	7,634,350
CarMax, Inc. *	257,000	5,224,810
Costco Wholesale Corp.	869,594	53,366,984
CVS Caremark Corp.	480,467	19,040,907
Lowe's Companies, Inc.	202,700	5,679,654
Sears Holdings Corp. *	18,300	2,327,760
Wal-Mart Stores, Inc.	459,905	20,074,853

		113,349,318
Semiconductors - 0.35%
Texas Instruments, Inc.	135,100	4,943,309

Shipbuilding - 0.31%
China Shipping Development Company, Ltd.,
Class H	1,356,000	4,406,989

Software - 1.97%
Microsoft Corp.	954,674	28,124,696

Telecommunications Equipment &
Services - 0.52%
SK Telecom Company, Ltd., ADR (a)	247,361	7,346,622

Telephone - 1.00%
Sprint Nextel Corp.	747,800	14,208,200

Tobacco - 3.24%
Altria Group, Inc.	663,397	46,125,993

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation - 0.08%
Asciano Group *	143,900	$1,142,795

Trucking & Freight - 0.98%
Kuehne & Nagel International AG	56,900	5,585,934
Toll Holdings, Ltd.	195,675	2,271,189
United Parcel Service, Inc., Class B	80,758	6,064,926

		13,922,049

TOTAL COMMON STOCKS (Cost $1,019,827,320)		$1,365,259,671

CONVERTIBLE BONDS - 0.21%

Telecommunications Equipment &
Services - 0.21%
Level 3 Communications, Inc.
10.00% due 05/01/2011	2,000,000	3,045,000

TOTAL CONVERTIBLE BONDS (Cost $2,000,000)		$3,045,000

SHORT TERM INVESTMENTS - 6.10%
John Hancock Cash Investment Trust	$34,656,869	$34,656,869
Rabobank USA Finance Corp.
4.99% due 10/01/2007	38,286,000	38,286,000
Societe Generale North America, Inc.
5.105% due 10/01/2007	13,929,000	13,929,000

TOTAL SHORT TERM INVESTMENTS
(Cost $86,871,869)		$86,871,869

Total Investments (Fundamental Value Trust)
(Cost $1,108,699,189) - 102.14%		$1,455,176,540
Liabilities in Excess of Other Assets - (2.14)%		(30,446,732)

TOTAL NET ASSETS - 100.00%		$1,424,729,808

Global Allocation Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 68.66%

Australia - 0.59%
National Australia Bank, Ltd.	13,656	$480,107
Qantas Airways, Ltd., ADR	131,113	647,731
QBE Insurance Group, Ltd.	28,789	861,506

		1,989,344
Austria - 0.09%
Telekom Austria AG	11,789	307,575

Belgium - 0.10%
KBC Bancassurance Holding NV	2,399	329,083

Bermuda - 0.29%
Esprit Holdings, Ltd.	30,200	480,059
Weatherford International, Ltd. *	5,400	362,772
Yue Yuen Industrial Holdings, Ltd.	47,000	140,651

		983,482

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada - 0.73%
Alcan Aluminum, Ltd.	4,900	$488,106
Canadian National Railway Company	6,700	381,762
Canadian Pacific Railway, Ltd.	4,200	295,136
Cott Corp. *	6,900	54,721
Magna International, Inc.	2,500	240,802
Research In Motion, Ltd. *	2,200	216,810
Toronto Dominion Bank Ontario	10,300	788,928

		2,466,265
Denmark - 0.11%
Novo Nordisk AS	3,200	385,215

Finland - 0.34%
Nokia AB Oyj	14,519	550,345
Stora Enso Oyj, R Shares	30,577	593,860

		1,144,205
France - 1.45%
AXA Group SA	23,648	1,055,081
Compagnie Generale des Etablissements
Michelin, Class B	3,658	490,345
France Telecom SA	39,507	1,319,458
Sanofi-Aventis SA	1,217	102,747
STMicroelectronics NV	17,130	287,150
Total SA	20,571	1,667,712

		4,922,493
Germany - 1.62%
Allianz AG	5,388	1,255,199
DaimlerChrysler AG	4,595	461,503
Deutsche Postbank AG	3,317	242,832
E.ON AG	2,708	499,221
Henkel KGaA-Vorzug	7,775	398,957
IKB Deutsche Industriebank AG *	3,084	61,344
MAN AG	2,502	363,027
Metro AG	4,363	392,918
SAP AG	9,517	555,458
Siemens AG	9,106	1,248,341

		5,478,800
Greece - 0.20%
Alpha Bank A.E.	12,534	435,541
National Bank of Greece SA	3,767	239,410

		674,951
Hong Kong - 0.11%
Sun Hung Kai Properties, Ltd.	22,000	370,950

Ireland - 0.45%
Bank of Ireland - London	30,122	558,898
CRH PLC - London	8,832	347,085
Experian Group, Ltd.	24,759	260,955
Irish Life & Permanent PLC - London	10,768	238,529
Smurfit Kappa Group PLC *	4,826	111,501

		1,516,968
Italy - 0.56%
Fiat SpA	10,652	321,226

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Intesa Sanpaolo SpA	144,847	$1,115,183
UniCredito Italiano SpA	52,849	450,844

		1,887,253
Japan - 3.00%
AEON Company, Ltd.	12,600	177,855
Asahi Breweries, Ltd.	21,900	333,319
Bridgestone Corp.	15,300	337,989
Canon, Inc.	10,400	567,125
East Japan Railway Company	27	212,750
Fast Retailing Company, Ltd.	2,100	121,091
Funai Electric Company, Ltd.	1,900	82,623
Honda Motor Company, Ltd.	16,300	547,208
Hoya Corp.	13,300	453,435
Japan Tobacco, Inc.	76	417,081
JFE Holdings, Inc.	3,100	219,464
KDDI Corp.	31	229,709
Kubota Corp.	31,000	255,053
Mitsubishi Corp.	21,200	671,143
Mitsui Fudosan Company, Ltd.	9,000	249,696
Mitsui O.S.K. Lines, Ltd.	12,000	194,225
Mitsui Sumitomo Insurance Company, Ltd.	33,000	387,172
Nitto Denko Corp.	7,900	366,899
NOK Corp.	8,200	175,439
Nomura Holdings, Inc.	14,000	234,510
NTN Corp.	23,000	205,036
NTT DoCoMo, Inc.	209	298,104
Rohm Company, Ltd.	4,300	379,588
Shin-Etsu Chemical Company, Ltd.	6,400	441,955
SMC Corp.	1,600	218,890
Sompo Japan Insurance, Inc.	19,000	217,794
Sumitomo Mitsui Financial Group, Inc.	65	505,958
Sumitomo Trust & Banking Company, Ltd.	36,000	272,082
The Bank of Yokohama, Ltd.	38,000	262,080
Tokyo Gas Company, Ltd.	47,000	218,690
Toyota Motor Corp.	10,700	630,945
Yamada Denki Company, Ltd.	2,740	270,950

		10,155,858
Netherlands - 1.03%
ABN AMRO Holdings NV	17,128	899,828
ASML Holding NV *	16,831	556,379
ING Groep NV	11,903	526,834
Koninklijke (Royal) KPN NV	29,511	510,638
Koninklijke (Royal) Philips Electronics NV	6,370	286,650
Reed Elsevier NV	19,897	376,817
TNT Post Group NV	8,362	349,539

		3,506,685
Norway - 0.27%
Statoil ASA	19,450	660,336
Telenor ASA	12,300	245,441

		905,777

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain - 0.39%
Banco Santander Central Hispano SA	68,419	$1,325,901

Sweden - 0.30%
Ericsson LM, Series B	116,000	462,173
Sandvik AB *	26,100	557,227

		1,019,400
Switzerland - 1.63%
Alcon, Inc.	2,800	402,976
Clariant AG *	11,358	139,232
Credit Suisse Group AG	15,610	1,033,669
Holcim, Ltd.	3,339	367,838
Nestle SA	1,390	622,752
Novartis AG	22,300	1,227,374
Roche Holdings AG	8,172	1,477,799
Straumann Holding AG	958	268,357

		5,539,997
United Kingdom - 3.56%
Associated British Foods PLC	10,121	165,169
AstraZeneca Group PLC	7,098	354,378
Barclays PLC	76,968	934,403
BICC PLC	15,660	151,485
BP PLC	158,222	1,830,523
British Sky Broadcasting Group PLC	24,548	347,811
Cadbury Schweppes PLC	20,281	234,431
Carnival PLC	6,986	332,408
Diageo PLC	30,630	670,647
GlaxoSmithKline PLC	7,101	187,760
Home Retail Group	12,693	96,455
Kesa Electricals PLC	39,784	223,243
Kingfisher PLC	86,157	314,051
Prudential PLC	55,390	848,600
Rentokil Initial PLC	41,880	142,497
Rio Tinto PLC	5,838	503,201
Royal Bank of Scotland Group PLC	76,660	820,485
Scottish & Southern Energy PLC	11,702	360,468
Standard Chartered PLC	11,220	365,978
Tesco PLC	59,162	529,782
Vodafone Group PLC	569,550	2,049,363
Wolseley PLC	21,410	360,746
WPP Group PLC	18,865	254,599

		12,078,483
United States - 51.84%
Abbott Laboratories	2,400	128,688
Abercrombie & Fitch Company, Class A	2,300	185,610
Adobe Systems, Inc. *	8,000	349,280
AFLAC, Inc.	16,300	929,752
Allergan, Inc.	58,200	3,752,154
Allstate Corp.	21,100	1,206,709
Amazon.com, Inc. *	21,000	1,956,150
American Eagle Outfitters, Inc.	9,000	236,790
American Electric Power Company, Inc.	26,900	1,239,552
American Tower Corp., Class A *	3,800	165,452

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Amgen, Inc. *	8,400	$475,188
Analog Devices, Inc.	65,000	2,350,400
Anheuser-Busch Companies, Inc.	18,900	944,811
Apache Corp.	2,100	189,126
Apple, Inc. *	5,300	813,762
AT&T, Inc.	48,500	2,052,035
Automatic Data Processing, Inc.	5,200	238,836
Baker Hughes, Inc.	3,800	343,406
Bank of New York Mellon Corp.	67,401	2,975,080
Baxter International, Inc.	7,600	427,728
BEA Systems, Inc. *	65,800	912,646
Becton, Dickinson & Company	4,300	352,815
Blackrock, Inc., Class A	500	86,705
Boeing Company	2,000	209,980
BorgWarner, Inc.	19,900	1,821,447
Bristol-Myers Squibb Company	37,500	1,080,750
Broadcom Corp., Class A *	9,200	335,248
Burlington Northern Santa Fe Corp.	36,000	2,922,120
C.R. Bard, Inc.	4,900	432,131
Carnival Corp. (a)	44,000	2,130,920
CB Richard Ellis Group, Inc. *	1,800	50,112
Cephalon, Inc. *	7,500	547,950
Chevron Corp.	10,900	1,020,022
Chico's FAS, Inc. *	38,600	542,330
Cisco Systems, Inc. *	23,800	788,018
Citigroup, Inc.	108,600	5,068,362
Citrix Systems, Inc. *	36,200	1,459,584
City National Corp.	8,500	590,835
Coach, Inc. *	14,900	704,323
Comcast Corp., Class A *	40,800	986,544
CONSOL Energy, Inc.	1,800	83,880
Constellation Brands, Inc., Class A *	45,700	1,106,397
Costco Wholesale Corp.	33,400	2,049,758
Dell, Inc. *	49,500	1,366,200
Discover Financial Services *	33,750	702,000
eBay, Inc. *	14,000	546,280
EMC Corp. *	12,200	253,760
ENSCO International, Inc.	17,700	992,970
EOG Resources, Inc.	16,200	1,171,746
Exelon Corp.	58,100	4,378,416
Express Scripts, Inc. *	4,800	267,936
Exxon Mobil Corp.	14,500	1,342,120
Federal Home Loan Mortgage Corp.	22,600	1,333,626
FedEx Corp.	20,700	2,168,325
Fifth Third Bancorp	53,700	1,819,356
Fortune Brands, Inc.	15,100	1,230,499
Genentech, Inc. *	5,200	405,704
General Dynamics Corp.	2,700	228,069
General Electric Company	94,400	3,908,160
Genzyme Corp. *	34,700	2,150,012
GlobalSantaFe Corp.	18,000	1,368,360
Goldman Sachs Group, Inc.	1,600	346,784

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Google, Inc., Class A *	3,600	$2,042,172
Halliburton Company	45,100	1,731,840
Harley-Davidson, Inc.	13,600	628,456
Hartford Financial Services Group, Inc.	14,500	1,341,975
Illinois Tool Works, Inc.	50,400	3,005,856
Intel Corp.	160,600	4,153,116
International Game Technology	13,300	573,230
Intuit, Inc. *	31,600	957,480
iShares Russell 1000 Growth Index Fund *	600	37,038
ITT Educational Services, Inc. *	2,500	304,225
J. Crew Group, Inc. *	6,600	273,900
Johnson & Johnson	29,900	1,964,430
Johnson Controls, Inc.	23,800	2,811,018
JP Morgan Chase & Company	51,500	2,359,730
Laboratory Corp. of America Holdings *	6,600	516,318
Las Vegas Sands Corp. *	3,000	400,260
Linear Technology Corp. (a)	29,600	1,035,704
Masco Corp.	87,100	2,018,107
MasterCard, Inc., Class A	4,000	591,880
McGraw-Hill Companies, Inc.	17,800	906,198
Medco Health Solutions, Inc. *	18,700	1,690,293
Medtronic, Inc.	25,900	1,461,019
Merck & Company, Inc.	47,500	2,455,275
Microchip Technology, Inc.	9,200	334,144
Microsoft Corp.	148,600	4,377,756
Millennium Pharmaceuticals, Inc. *	65,900	668,885
Millipore Corp. *	5,000	379,000
Morgan Stanley	68,800	4,334,400
News Corp., Class A	69,600	1,530,504
NiSource, Inc.	32,100	614,394
Northeast Utilities	4,600	131,422
Omnicom Group, Inc.	30,400	1,461,936
PACCAR, Inc.	16,300	1,389,575
Peabody Energy Corp.	20,300	971,761
Pepco Holdings, Inc.	21,000	568,680
PepsiCo, Inc.	2,800	205,128
Pharmaceutical Product Development, Inc.	13,300	471,352
PNC Financial Services Group, Inc.	16,600	1,130,460
Praxair, Inc.	8,700	728,712
Precision Castparts Corp.	600	88,788
Procter & Gamble Company	3,500	246,190
QUALCOMM, Inc.	13,500	570,510
Quest Diagnostics, Inc.	8,300	479,491
R.H. Donnelley Corp. *	19,907	1,115,190
Range Resources Corp.	4,800	195,168
Red Hat, Inc. *	20,100	399,387
Rockwell Automation, Inc.	4,900	340,599
Schering-Plough Corp.	26,600	841,358
Schlumberger, Ltd.	5,300	556,500
Sempra Energy	25,500	1,482,060
Southwestern Energy Company *	4,600	192,510
Sprint Nextel Corp.	156,395	2,971,505

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United States (continued)
Starbucks Corp. *		10,300	$269,860
Symantec Corp. *		94,244	1,826,449
Sysco Corp.		50,000	1,779,500
Target Corp.		17,200	1,093,404
Texas Instruments, Inc.		8,300	303,697
The Blackstone Group LP *		14,578	365,616
The Manitowoc Company, Inc.		3,200	141,696
UBS Emerging Markets Equities Fund *		288,845	11,038,859
UBS High Yield Fund *		462,450	10,201,590
United Technologies Corp.		8,000	643,840
UnitedHealth Group, Inc.		32,800	1,588,504
Viacom, Inc., Class B *		28,000	1,091,160
VMware, Inc. Class A *		2,400	204,000
Wells Fargo & Company		122,200	4,352,764
Wyeth		60,700	2,704,185
Wynn Resorts, Ltd. * (a)		3,900	614,484
Xilinx, Inc.		51,700	1,351,438
XTO Energy, Inc.		6,600	408,144
Yahoo!, Inc. *		51,600	1,384,944

			175,624,728

TOTAL COMMON STOCKS (Cost $202,091,114)			$232,613,413

U.S. TREASURY OBLIGATIONS - 3.90%

U.S. Treasury Bonds - 1.61%
4.75% due 02/15/2037		1,955,000	1,927,966
6.25% due 05/15/2030		535,000	635,981
6.625% due 02/15/2027		975,000	1,184,853
6.25% due 08/15/2023		1,480,000	1,700,266

			5,449,066
U.S. Treasury Notes - 2.29%
4.50% due 03/31/2009		2,415,000	2,433,678
4.625% due 11/15/2016		480,000	482,362
4.875% due 06/30/2012		4,715,000	4,846,874

			7,762,914

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,038,315)			$13,211,980

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.90%

Federal Home Loan Bank - 0.75%
5.375% due 05/18/2016		905,000	931,395
5.50% due 08/13/2014		1,560,000	1,622,104

			2,553,499
Federal Home Loan Mortgage Corp. - 1.32%
4.50% due 06/01/2034		253,760	235,793
5.275% due 05/01/2037		654,099	651,339
5.30% due 02/27/2009		355,000	356,085
5.375% due 12/27/2011		375,000	375,851
5.50% due 04/01/2018 to 04/01/2037		1,827,902	1,796,843
5.60% due 10/17/2013		315,000	317,698
5.75% due 06/27/2016		165,000	171,736
5.75% due 09/15/2010	EUR	150,000	220,826

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount		Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
6.00% due 12/01/2017 to 08/15/2030		$58,403		$58,980
6.50% due 11/01/2029		288,369		296,621

				4,481,772
Federal National Mortgage
Association - 3.21%
4.375% due 09/13/2010		495,000		494,120
4.694% due 09/01/2035		706,751		691,077
5.20% due 11/08/2010		305,000		305,191
5.25% due 08/01/2012		200,000		204,082
5.375% due 06/12/2017		670,000		689,004
5.50% due 01/23/2012 to 03/01/2037		3,401,737		3,352,865
5.625% due 07/15/2037		240,000		252,342
5.85% due 02/01/2036		371,169		375,687
6.00% due 06/01/2014 to 12/01/2036		2,436,118		2,432,499
6.07% due 05/12/2016		355,000		357,950
6.19% due 04/01/2036		712,543		723,431
6.50% due 06/01/2017 to 01/01/2036		808,257		830,235
7.50% due 07/25/2041		146,821		154,535

				10,863,018
Government National Mortgage
Association - 0.62%
6.00% due 07/15/2029		776,871		784,590
6.125% due 12/20/2029 (b)		10,127		10,225
6.50% due 08/15/2027 to 04/15/2031		1,279,112		1,318,463

				2,113,278

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$
(Cost $19,985,329)				20,011,567

FOREIGN GOVERNMENT OBLIGATIONS - 6.03%

Austria - 0.25%
Republic of Austria, Series 98, Class 1
5.00% due 01/15/2008	EUR	300,000		427,525
5.25% due 01/04/2011		295,000		432,614

				860,139
Belgium - 0.19%
Kingdom of Belgium
5.75% due 03/28/2008		440,000		630,280

Canada - 0.25%
Government of Canada
6.00% due 06/01/2011	CAD	800,000		851,647

France - 0.76%
Government of France
3.00% due 07/12/2008	EUR	235,000		331,296
3.75% due 04/25/2021		525,000		687,140
4.75% due 04/25/2035		165,000		237,895
5.50% due 04/25/2029		840,000		1,327,645

				2,583,976
Germany - 2.34%
Federal Republic of Germany
3.50% due 10/10/2008		1,120,000		1,583,403

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Germany (continued)
Federal Republic of Germany (continued)
3.75% due 01/04/2015	EUR	80,000	$110,142
3.75% due 01/04/2009		415,000	587,875
4.00% due 01/04/2037		570,000	734,967
4.50% due 07/04/2009		1,590,000	2,275,966
4.75% due 07/04/2034		630,000	914,911
5.25% due 07/04/2010		180,000	263,384
6.25% due 01/04/2024		65,000	110,175
6.50% due 07/04/2027		770,000	1,360,884

			7,941,707
Italy - 0.29%
Republic of Italy
4.50% due 05/01/2009		210,000	300,112
5.25% due 08/01/2011		460,000	677,076

			977,188
Japan - 1.15%
Japan Government Five Year Bond, Series 25
0.30% due 03/20/2008	JPY	106,000,000	918,541
0.50% due 12/10/2014		15,000,000	125,083
0.90% due 06/15/2008		65,000,000	565,379
1.00% due 06/10/2016		31,124,000	265,331
1.30% due 06/20/2011		115,000,000	1,008,668
1.30% due 06/20/2015		35,000,000	300,957
1.70% due 03/20/2017		8,000,000	69,924
1.90% due 06/20/2025		35,000,000	296,192
2.30% due 06/20/2035		41,000,000	348,895

			3,898,970
Netherlands - 0.23%
Kingdom of Netherlands
4.00% due 01/15/2037	EUR	220,000	280,985
5.00% due 07/15/2011		345,000	504,353

			785,338
Poland - 0.18%
Poland Government Bond, Series 0922
5.75% due 09/23/2022	PLN	1,590,000	597,919

Sweden - 0.08%
Kingdom of Sweden
6.75% due 05/05/2014	SEK	1,440,000	253,332

United Kingdom - 0.31%
Government of United Kingdom
4.75% due 03/07/2020	GBP	300,000	600,366
4.75% due 09/07/2015		65,000	130,137
5.00% due 03/07/2012		155,000	316,054

			1,046,557

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $19,397,912)			$20,427,053

CORPORATE BONDS - 4.69%

Canada - 0.01%
Anadarko Finance Company, Series B
6.75% due 05/01/2011		$40,000	41,814

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

France - 0.01%
France Telecom SA
7.75% due 03/01/2011		$30,000	$32,248

Germany - 0.53%
KfW Bankengruppe, EMTN
4.75% due 12/07/2010	GBP	200,000	399,139
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011	EUR	330,000	479,765
Kreditanstalt fuer Wiederaufbau, Series EMTN
4.625% due 10/12/2012		230,000	331,298
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	130,000	264,756
Landwirtschaftliche Rentenbank
6.00% due 09/15/2009	AUD	380,000	330,862

			1,805,820

Luxembourg - 0.08%
Telecom Italia Capital SA
5.25% due 11/15/2013		$295,000	286,297

Netherlands - 0.11%
Rabobank Nederland, Series EMTN
4.125% due 04/04/2012	EUR	255,000	355,257

SNAT - 0.24%
European Investment Bank
6.25% due 04/15/2014	GBP	160,000	338,997
European Investment Bank, Series INTL
5.375% due 10/15/2012	EUR	320,000	475,214

			814,211

United Kingdom - 0.32%
Abbey National PLC
7.95% due 10/26/2029		$25,000	30,330
AstraZeneca PLC
6.45% due 09/15/2037		55,000	57,028
Halifax PLC
9.375% due 05/15/2021	GBP	100,000	258,267
Lloyds TSB Bank PLC, Series EMTN
6.625% due 03/30/2015		150,000	310,987
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$65,000	69,599
Royal Bank of Scotland PLC
9.625% due 06/22/2015	GBP	120,000	293,956
SABMiller PLC
6.50% due 07/01/2016		$55,000	56,355

			1,076,522

United States - 3.39%
Allergan, Inc.
5.75% due 04/01/2016		200,000	197,624
AOL Time Warner, Inc.
6.875% due 05/01/2012		200,000	209,856
AT&T Corp.
8.00% due 11/15/2031 (b)		45,000	54,752
AT&T Wireless Services, Inc.
8.75% due 03/01/2031		30,000	37,981
Avalonbay Communities, Inc.
7.50% due 08/01/2009		15,000	15,616

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Avon Products, Inc.
7.15% due 11/15/2009		$25,000	$26,204
Bank of America Corp.
5.42% due 03/15/2017		500,000	486,142
Bank One Corp.
7.875% due 08/01/2010		125,000	133,740
Bear Stearns Companies, Inc.
5.55% due 01/22/2017		130,000	122,716
Bellsouth Corp.
6.55% due 06/15/2034		35,000	35,718
Boeing Capital Corp.
6.10% due 03/01/2011		50,000	51,612
Bristol-Myers Squibb Company
5.875% due 11/15/2036		115,000	109,684
Burlington Northern Santa Fe Corp.
7.082% due 05/13/2029		25,000	26,979
Capital One Financial Corp.
5.50% due 06/01/2015		165,000	157,208
6.75% due 09/15/2017		250,000	255,984
Citigroup, Inc.
5.00% due 09/15/2014		420,000	404,846
5.625% due 08/27/2012		165,000	166,933
Citigroup, Inc., Series E, MTN
5.50% due 11/18/2015	GBP	175,000	343,825
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		$345,000	357,833
Comcast Corp.
6.30% due 11/15/2017		155,000	157,547
Computer Sciences Corp.
3.50% due 04/15/2008		35,000	34,537
ConAgra Foods, Inc.
6.75% due 09/15/2011		2,000	2,091
Coors Brewing Company
6.375% due 05/15/2012		1,000	1,048
Countrywide Financial Corp., Series MTn
5.44% due 10/31/2007 (b)		95,000	94,702
Countrywide Funding Corp., MTN
3.25% due 05/21/2008		50,000	48,187
Countrywide Home Loans, Inc., Series MTNK
4.25% due 12/19/2007		45,000	44,479
Credit Suisse First Boston USA, Inc.
6.50% due 01/15/2012		95,000	99,283
CVS Caremark Corp.
5.75% due 06/01/2017		135,000	131,767
Devon Financing Corp., ULC
6.875% due 09/30/2011		50,000	52,855
Dominion Resources, Inc.
5.95% due 06/15/2035		75,000	70,289
DTE Energy Company
6.35% due 06/01/2016		105,000	108,165
Duke Capital LLC
5.668% due 08/15/2014		55,000	53,777
Erac USA Finance Company
7.35% due 06/15/2008		55,000	55,600
Exelon Generation Company LLC
5.35% due 01/15/2014		85,000	82,615

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
First Union National Bank
7.80% due 08/18/2010	$35,000	$37,497
Ford Motor Credit Company
5.80% due 01/12/2009	730,000	705,081
Fortune Brands, Inc.
5.375% due 01/15/2016	225,000	213,372
General Electric Capital Corp., Series MTN
5.625% due 09/15/2017	100,000	100,048
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012	625,000	644,466
General Motors Acceptance Corp.
6.875% due 09/15/2011	110,000	104,683
Goldman Sachs Group, Inc.
6.875% due 01/15/2011	185,000	193,624
Harley Davidson Funding Corp. MTN
3.625% due 12/15/2008	25,000	24,589
HSBC Bank USA NA/New York NY, Series BKNT
5.625% due 08/15/2035	250,000	225,534
HSBC Finance Corp.
6.75% due 05/15/2011	130,000	135,586
ICI Wilmington, Inc.
4.375% due 12/01/2008	130,000	129,361
International Lease Finance Corp.
3.50% due 04/01/2009	360,000	352,571
JP Morgan Chase & Company
6.75% due 02/01/2011	80,000	84,049
JP Morgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	100,000	100,152
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	90,000	85,598
7.40% due 03/15/2031	250,000	267,753
Lehman Brothers Holdings, Inc.
6.50% due 07/19/2017	300,000	304,031
Merrill Lynch & Company, Inc., Series MTN
6.05% due 08/15/2012	95,000	97,405
MetLife, Inc.
5.00% due 11/24/2013	125,000	122,678
Morgan Stanley
6.75% due 04/15/2011	550,000	574,821
Pacific Gas & Electric Company
6.05% due 03/01/2034	50,000	49,105
Pemex Project Funding Master Trust
8.00% due 11/15/2011	30,000	32,805
PPL Capital Funding, Inc.
4.33% due 03/01/2009	30,000	29,661
ProLogis, REIT
5.625% due 11/15/2015	90,000	86,257
PSEG Power LLC
6.95% due 06/01/2012	145,000	152,937
Residential Capital Corp.
6.125% due 11/21/2008	135,000	120,825
6.375% due 06/30/2010	390,000	323,700
Residential Capital LLC
5.86% due 06/09/2008	175,000	161,000
Sprint Capital Corp.
8.75% due 03/15/2032	85,000	97,473

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

United States (continued)
The Bear Stearns Companies, Inc.
5.35% due 02/01/2012	$75,000	$73,518
Washington Mutual Bank
5.50% due 01/15/2013	325,000	313,222
Washington Mutual Bank, Series BKNT
5.95% due 05/20/2013	270,000	266,530
Waste Management, Inc.
7.375% due 08/01/2010	35,000	37,044
Wells Fargo Bank NA
5.95% due 08/26/2036	500,000	488,624
6.45% due 02/01/2011	285,000	295,766
Weyerhaeuser Company
6.75% due 03/15/2012	160,000	166,109
Xcel Energy, Inc.
7.00% due 12/01/2010	35,000	36,720

		11,466,390

TOTAL CORPORATE BONDS (Cost $15,947,783)		$15,878,559

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.89%

United Kingdom - 0.15%
Mound Financing PLC, Series 2005-4A, Class 2B
5.5563% due 02/08/2042 (b)	500,000	498,506

United States - 6.74%
Adjustable Rate Mortgage Trust,
Series 2006-1, Class 5A1
6.0846% due 03/25/2036 (b)	376,171	377,928
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class B
5.964% due 05/10/2045 (b)	100,000	96,710
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class B
5.463% due 09/10/2047	150,000	139,011
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class C
6.349% due 06/11/2035	345,000	352,972
Banc of America Funding Corp., Series 2007-C,
Class 1A4
5.763% due 05/20/2047 (b)	1,000,000	1,019,367
Banc of America Funding Corp.,
Series 2006-G, Class 3A2
5.75% due 07/20/2036	600,000	598,468
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1
5.00% due 03/25/2035 (b)	328,189	319,984
Citigroup Commercial Mortgage Trust, Series
2007-C6, Class A4
5.888% due 12/10/2049 (b)	1,000,000	1,003,692
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.431% due 10/15/2049	325,000	321,989
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class B
5.447% due 12/11/2049 (b)	100,000	93,103

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-16, Class M1
6.25% due 11/25/2036 (b)	$992,589	$946,609
Credit Suisse Mortgage Capital Certificates, Series
2006-4, Class 8A1
7.00% due 05/25/2036	360,644	369,156
Credit Suisse Mortgage Capital Certificates, Series
2006-C2, Class A3
5.847% due 03/15/2039 (b)	350,000	354,504
Credit Suisse Mortgage Capital Certificates, Series
2006-C3, Class B
6.021% due 06/15/2038 (b)	100,000	96,830
Credit Suisse Mortgage Capital Certificates, Series
2007-C3, Class B
5.912% due 06/15/2039 (b)	75,000	71,559
Credit Suisse Mortgage Capital Certificates,
Series 2006-2, Class 3A1
6.50% due 03/25/2036	392,818	394,519
CS First Boston Mortgage Securities Corp.,
Series 2003-27, Class 9A1
7.00% due 11/25/2033	15,206	15,616
CS First Boston Mortgage Securities Corp.,
Series 2005-12, Class 1A1
6.50% due 01/25/2036	356,363	357,409
CS First Boston Mortgage
Securities Corp., Series 2005-11, Class 4A1
7.00% due 12/25/2035	297,148	304,105
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	475,000	483,898
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MC
6.00% due 04/15/2032	475,000	483,495
First Horizon Alternative Mortgage Securities,
Series 2004-AA3, Class A1
5.3028% due 09/25/2034 (b)	72,024	71,935
First Horizon Asset Securities, Inc., Series
2007-AR2, Class 1A1
5.8645% due 06/25/2037 (b)	682,851	673,035
First Union Lehman Brothers Mortgage Trust,
Series 1997-C2, Class A3
6.65% due 11/18/2029	7,887	7,869
GE Capital Commercial Mortgage Corp., Series
2006-C1, Class A4
5.339% due 03/10/2044 (b)	425,000	422,971
G-Force CDO, Ltd. Series 2006-1A, Class A3
5.60% due 09/27/2046	375,000	364,629
GS Mortgage Securities Corp. II,
Series 2006-CC1, Class A
5.5195% due 03/21/2046 (b)	1,048,310	980,662
GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1
5.8112% due 06/23/2046 (b)	1,250,000	1,182,187
GS Mortgage Securities Corp., II, Series
2007-GG10, Class C
5.993% due 08/10/2045 (b)	100,000	95,103

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
GS Mortgage Securities Corp.,
Series 1998-GLII, Class A1
6.312% due 04/13/2031	$10,723	$10,712
GSR Mortgage Loan Trust,
Series 2005-4F, Class 3A1
6.50% due 04/25/2020	251,498	258,235
Indymac Index Mortgage Loan Trust,
Series 2005-AR27, Class 3A3
5.5716% due 12/25/2035 (b)	450,000	447,736
JP Morgan Alternative Loan Trust,
Series 2006-A4, Class A7
6.30% due 09/25/2036 (b)	525,000	532,313
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A4
5.3446% due 12/15/2044 (b)	1,625,000	1,606,521
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A4
5.399% due 05/15/2045	425,000	420,326
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class B
5.52% due 05/15/2045 (b)	100,000	93,501
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2007-CB19, Class D
5.937% due 02/12/2049 (b)	100,000	94,265
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	100,000	94,818
JPMorgan Commercial Mortgage Finance Corp.,
Series 1999-C8, Class A2
7.40% due 07/15/2031	166,058	170,287
Mach One 2004 Trust, Series 2004-1A, Class A1
3.89% due 05/28/2040	69,926	67,460
Merrill Lynch Mortgage Trust, Series 2007-C1,
Class B
6.022% due 07/12/2040 (b)	100,000	95,613
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-3, Class B
5.525% due 07/12/2046 (b)	100,000	94,227
MLCC Mortgage Investors, Inc.,
Series 2006-2, Class 4A
5.8036% due 05/25/2036 (b)	560,598	547,021
Morgan Stanley Dean Witter
Capital I, Series 2000-LIFE, Class A2
7.57% due 11/15/2036	130,466	136,203
Morgan Stanley Mortgage Loan
Trust, Series 2006-1AR, Class 2A
5.9555% due 02/25/2036 (b)	326,137	326,532
Residential Accredit Loans, Inc., Series 2007-QS6,
Class A29
6.00% due 04/25/2037	1,333,616	1,343,627
Structured Asset Securities Corp.,
Series 2002-23XS, Class A7
6.08% due 11/25/2032	150,000	149,634
TBW Mortgage Backed Pass Through Certificates,
Series 2006-2, Class 7A1
7.00% due 07/25/2036	659,829	678,145

Global Allocation Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.437% due 01/15/2045	$400,000	$396,805
WaMu Mortgage Pass Through Certificates, Series
2007-HY1, Class 1A1
5.719% due 02/25/2037 (b)	407,386	407,372
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.1833% due 11/25/2042 (b)	249,840	250,741
Washington Mutual, Inc., Series 2007-HY1, Class
3A3
5.889% due 02/25/2037 (b)	500,000	496,328
Washington Mutual, Inc., Series 2007-HY1, Class
LB1
5.81% due 02/25/2037 (b)	999,048	1,009,356
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-11, Class B1
6.00% due 08/25/2037	749,645	717,513
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-AR4, Class A1
6.032% due 08/25/2037 (b)	389,550	391,691

		22,836,297

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,211,410)		$23,334,803

ASSET BACKED SECURITIES - 0.91%
United States - 0.91%
Capital One Auto Finance Trust, Series 2005-D,
Class A4
5.7925% due 10/15/2012 (b)	175,000	172,048
Citibank Credit Card Issuance Trust, Series
2002-A8, Class A8
6.00875% due 11/07/2011 (b)	200,000	199,758
Citibank Credit Card Issuance Trust, Series
2003-A9, Class A9
5.59% due 11/22/2010 (b)	125,000	124,865
Countrywide Asset-Backed Certificates,
Series 2004-SD1, Class A1
5.4713% due 06/25/2033 (b)	11,602	11,302
Fieldstone Mortgage Investment Corp., Series
2006-S1, Class A
5.54% due 01/25/2037 (b)	176,389	171,897
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class M3
5.517% due 03/25/2025	500,000	360,601
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFA, Class B3
6.507% due 03/25/2025	528,276	69,789
Greenpoint Home Equity Loan Trust,
Series 2004-3, Class A
5.9825% due 03/15/2035 (b)	25,899	25,521
GSAMP Trust, Series 2006-S3, Class A2
5.769% due 05/25/2036	450,000	250,434
GSAMP Trust, Series 2006-S5, Class A2
5.658% due 09/25/2036	500,000	240,465

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Allocation Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)

United States (continued)
Harley-Davidson Motorcycle Trust, Series 2007-2,
Class B
5.23% due 03/15/2014		$675,000	$660,234
Home Equity Mortgage
Trust, Series 2006-3, Class A2
5.594% due 09/25/2036 (b)		500,000	325,150
Merrill Lynch Mortgage Investors, Inc., Series
2006-SL1, Class A
5.50% due 09/25/2036 (b)		53,996	53,140
Morgan Stanley Mortgage Loan Trust, Series
2006-14SL, Class A1
5.48% due 11/25/2036 (b)		133,048	121,247
Nomura Asset Acceptance Corp., Series 2006-S4,
Class A1
5.49% due 08/25/2036 (b)		136,139	128,992
SACO I Trust, Series 2006-5, Class 2A1
5.47% due 05/25/2036 (b)		193,004	161,801

			3,077,244

TOTAL ASSET BACKED SECURITIES
(Cost $4,328,563)			$3,077,244

SUPRANATIONAL OBLIGATIONS - 0.12%

Luxembourg - 0.08%
European Investment Bank, Series MTN
5.75% due 09/15/2009	AUD	300,000	260,486

SNAT - 0.04%
European Investment Bank, Series MTN
6.125% due 05/21/2010		160,000	139,271

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $375,637)			$399,757

SHORT TERM INVESTMENTS - 1.53%
Federal Republic of Germany
2.75% due 12/14/2007	EUR	880,000	$1,274,528
John Hancock Cash Investment Trust (c)		$3,916,578	3,916,578

TOTAL SHORT TERM INVESTMENTS
(Cost $5,178,242)			$5,191,106

REPURCHASE AGREEMENTS - 0.52%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$1,763,602 on 10/01/2007,
collateralized by $1,795,000
Federal Farm Credit Bank, 4.50%
due 09/13/2010 (valued at
$1,799,488, including interest)		$1,763,000	$1,763,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,763,000)			$1,763,000

Total Investments (Global Allocation Trust)
(Cost $305,317,305) - 99.15%			$335,908,482
Other Assets in Excess of Liabilities - 0.85%			2,875,171

TOTAL NET ASSETS - 100.00%			$338,783,653

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Financial Services	7.25%
Mutual Funds	6.27%
Banking	3.61%
Semiconductors	3.16%
Pharmaceuticals	3.07%

Global Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 7.19%
Treasury Inflation Protected

Securities (d) - 1.93%
2.00% due 04/15/2012 ***		$13,223,790	$13,127,706
2.625% due 07/15/2017 ***		10,546,620	10,871,256

			23,998,962
U.S. Treasury Bonds - 4.54%
8.875% due 08/15/2017 ***		25,000	33,312
5.00% due 05/15/2037 ***		4,400,000	4,513,436
8.125% due 08/15/2019 ***		14,100,000	18,366,350
8.875% due 02/15/2019 ***		24,500,000	33,339,135

			56,252,233
U.S. Treasury Notes - 0.01%
4.625% due 02/29/2012 ***		100,000	101,773

U.S. Treasury Strips - 0.71%
zero coupon due 05/15/2017 to
02/15/2019 ***		14,800,000	8,786,785

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $88,982,624)			$89,139,753

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.92%

Federal National Mortgage
Association - 44.52%
2.125% due 10/09/2007 ***	JPY	100,000,000	869,865
4.187% due 11/01/2034 (b)***		$4,523,349	4,539,741
4.924% due 12/01/2034 (b)***		851,713	845,154
5.4813% due 03/25/2044 (b)***		216,836	215,017
5.50% due 04/01/2024 to 10/01/2037 ***		177,826,863	174,324,235
5.50% TBA **		168,200,000	164,730,875
5.5313% due 09/25/2032 (b)***		53,446	53,103
6.00% due 05/15/2008 to 05/01/2037 ***		74,216,630	74,350,414
6.00% TBA **		95,100,000	95,694,375
6.50% due 09/01/2036 to 10/01/2037 ***		4,061,059	4,135,736
6.50% TBA **		31,700,000	32,259,664

			552,018,179
Government National Mortgage
Association - 0.27%
6.00% due 08/20/2034 ***		2,991,701	2,959,568
6.125% due 11/20/2023 to
10/20/2026 (b)***		123,019	124,153
6.25% due 01/20/2030 (b)***		56,209	56,754
6.375% due 02/20/2024 to
06/20/2030 (b)***		196,559	198,523

			3,338,998

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Small Business Administration - 0.13%
4.12% due 03/01/2014 ***		$1,394,797	$1,340,765
6.64% due 02/01/2011 ***		114,525	117,489
7.22% due 11/01/2020 ***		185,373	194,572

			1,652,826

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $557,817,352)			$557,010,003

FOREIGN GOVERNMENT OBLIGATIONS - 44.32%

Australia - 1.06%
Commonwealth of Australia
5.75% due 06/15/2011 ***	AUD	250,000	216,482
6.00% due 06/14/2011 ***		15,000,000	12,966,063

			13,182,545
Austria - 0.49%
Republic of Austria
5.25% due 01/04/2011 ***	EUR	2,900,000	4,252,812
5.50% due 01/15/2010 ***		1,200,000	1,756,389

			6,009,201
Canada - 0.52%
Province of Quebec, Canada
5.00% due 12/01/2038 ***	CAD	5,200,000	5,185,123
6.35% due 06/18/2031 ***		125,000	150,833
Province of Quebec, Canada
5.75% due 12/01/2036 ***		1,000,000	1,114,250

			6,450,206
Denmark - 0.60%
Nykredit Realkredit A/S, Series IOH
5.00% due 10/01/2038 ***	DKK	10,998,618	1,976,782
Realkredit Danmark A/S, Series 73D
4.51% due 10/01/2038 (b)***		1,412,235	253,969
5.00% due 10/01/2038 ***		28,964,292	5,207,964

			7,438,715
Finland - 0.24%
Republic of Finland
5.75% due 02/23/2011 ***	EUR	2,030,000	3,025,255

France - 4.03%
Government of France
3.00% due 07/12/2008 ***		3,000,000	4,229,314
3.40% due 07/25/2029 ***		341,838	571,984
4.00% due 04/25/2055 ***		200,000	251,462
4.00% due 04/25/2014 ***		400,000	559,546
4.00% due 10/25/2014 ***		4,500,000	6,278,838
4.00% due 04/25/2009 ***		40,000	56,789
4.75% due 04/25/2035 ***		500,000	720,895
5.00% due 10/25/2011 ***		4,550,000	6,657,959
5.25% due 04/25/2008 ***		5,830,000	8,339,075
5.50% due 04/25/2010 ***		5,190,000	7,618,298
5.75% due 10/25/2032 ***		8,900,000	14,652,971

			49,937,131

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Germany - 16.99%
Federal Republic of Germany
3.50% due 10/09/2009 ***	EUR	1,800,000	$2,531,727
3.75% due 07/04/2013 ***		4,200,000	5,834,989
4.25% due 01/04/2014 ***		10,300,000	14,652,737
4.25% due 07/04/2014 ***		23,200,000	32,976,845
4.50% due 07/04/2009 ***		10,190,000	14,586,223
4.50% due 01/04/2013 ***		1,040,000	1,499,964
4.75% due 07/04/2034 ***		1,600,000	2,323,585
5.00% due 01/04/2012 ***		6,600,000	9,680,032
5.00% due 07/04/2012 ***		2,600,000	3,827,763
5.25% due 01/04/2011 ***		41,575,000	61,071,450
5.25% due 01/04/2008 ***		125,000	178,253
5.375% due 01/04/2010 ***		1,500,000	2,191,007
5.50% due 01/04/2031 ***		2,700,000	4,309,388
5.625% due 01/04/2028 ***		13,600,000	21,862,785
6.25% due 01/04/2024 ***		5,900,000	10,000,490
6.25% due 01/04/2030 ***		5,175,000	8,994,926
6.50% due 07/04/2027 ***		8,000,000	14,139,058

			210,661,222
Italy - 0.29%
Republic of Italy
4.25% due 08/01/2014 ***		1,800,000	2,546,827
4.25% due 11/01/2009 ***		140,000	199,627
5.50% due 11/01/2010 ***		560,000	825,150

			3,571,604
Japan - 15.04%
Government of Japan
0.50% due 06/20/2013 ***	JPY	130,000,000	1,082,364
0.80% due 12/10/2015 ***		470,470,000	3,970,639
1.00% due 06/10/2016 ***		1,474,410,000	12,569,288
1.10% due 03/21/2011 ***		360,000,000	3,134,990
1.10% due 12/10/2016 ***		2,689,200,000	23,128,804
1.20% due 03/10/2017 ***		289,710,000	2,508,821
1.20% due 06/10/2017 ***		5,250,920,000	45,311,905
1.50% due 09/20/2014 ***		660,000,000	5,787,014
1.50% due 03/20/2014 ***		480,000,000	4,215,129
1.50% due 03/20/2015 ***		1,700,000,000	14,855,971
1.50% due 03/20/2011 ***		1,380,000,000	12,180,378
1.60% due 06/20/2014 ***		70,000,000	618,152
1.60% due 09/20/2013 ***		400,000,000	3,540,738
2.30% due 06/20/2035 ***		3,410,000,000	29,017,860
2.30% due 05/20/2030 ***		165,000,000	1,440,000
2.40% due 03/20/2034 ***		450,000,000	3,922,898
2.50% due 09/20/2035 ***		800,000,000	7,099,175
2.50% due 06/20/2036 ***		1,370,000,000	12,118,102

			186,502,228
Netherlands - 0.29%
Kingdom of Netherlands
5.00% due 07/15/2011 ***	EUR	100,000	146,190
5.50% due 01/15/2028 ***		2,190,000	3,462,729

			3,608,919

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Spain - 0.72%
Kingdom of Spain
4.20% due 07/30/2013 ***	EUR	100,000	$141,645
4.75% due 07/30/2014 ***		600,000	877,802
5.15% due 07/30/2009 ***		2,910,000	4,214,393
6.15% due 01/31/2013 ***		2,420,000	3,743,542

			8,977,382
Sweden - 0.36%
Kingdom of Sweden
5.00% due 01/28/2009 ***	SEK	14,200,000	2,221,389
5.25% due 03/15/2011 ***		14,350,000	2,289,396

			4,510,785
United Kingdom - 3.69%
Government of United Kingdom
4.00% due 03/07/2009 ***	GBP	270,000	542,570
4.25% due 06/07/2032 ***		500,000	956,738
4.75% due 06/07/2010 ***		11,000,000	22,300,228
5.00% due 03/07/2012 ***		1,900,000	3,874,207
5.00% due 03/07/2008 ***		3,700,000	7,534,326
5.75% due 12/07/2009 ***		25,000	51,723
6.00% due 12/07/2028 ***		335,000	792,922
7.25% due 12/07/2007 ***		1,210,000	2,473,302
8.00% due 12/07/2015 ***		500,000	1,216,859
8.00% due 09/27/2013 ***		2,540,000	5,954,323

			45,697,198

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $528,418,363)			$549,572,391

CORPORATE BONDS - 24.86%

British Virgin Islands - 0.09%
C10 Capital SPV, Ltd.
6.722% due 12/31/2049 (b)***		$1,100,000	1,054,790

Canada - 2.95%
Alcan, Inc.
6.45% due 03/15/2011 ***		1,100,000	1,149,913
Canada Housing Trust
4.55% due 12/15/2012 ***	CAD	22,700,000	22,912,382
Canadian Natural Resources, Ltd.
6.70% due 07/15/2011 ***		$1,100,000	1,151,786
DaimlerChrysler Canada Finance, Inc., Series MTN
4.85% due 03/30/2009 ***	CAD	1,100,000	1,100,574
Honda Canada Finance, Inc., Series EMTN
4.524% due 03/26/2012 (b)***		10,200,000	10,267,808

			36,582,463
Cayman Islands - 1.53%
Foundation Re II, Ltd.
12.27% due 11/26/2010 (b)***		$600,000	613,200
Mizuho Finance, Ltd.
1.06% due 09/28/2049 (b)***	JPY	200,000,000	1,740,123
1.525% due 12/31/2049 (b)***		200,000,000	1,763,867
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049 ***		$1,800,000	1,874,844

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cayman Islands (continued)
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)***	EUR	2,900,000	$3,626,400
Mystic Re, Ltd.
14.54125% due 12/05/2008 (b)***		$500,000	508,500
Pylon, Ltd., Class B Catastrophe Bond
8.624% due 12/29/2008 (b)***	EUR	600,000	864,938
Residential Reinsurance 2005 Ltd., Series A
11.07125% due 06/06/2008 (b)***		$500,000	491,045
Residential Reinsurance 2007 Ltd., Series CL5
13.37125% due 06/07/2010 (b)***		2,900,000	2,975,110
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***		2,600,000	2,404,194
STB Finance Cayman, Ltd.
1.644% due 08/12/2049 (b)***	JPY	100,000,000	864,853
Transocean, Inc.
5.86875% due 09/05/2008 ***		$1,300,000	1,297,640

			19,024,714
Denmark - 0.01%
Nykredit
6.00% due 10/01/2029 ***	DKK	257,321	50,259
Unikredit Realred
6.00% due 07/01/2029 ***		33,174	6,449

			56,708
France - 0.85%
Axa, SA
3.75% due 01/01/2017 ***	EUR	231,700	761,398
BNP Paribas, Series EMTN
5.25% due 01/23/2014 (b)***		125,000	178,127
Credit Agricole SA
5.555% due 05/28/2010 (b)***		$5,300,000	5,303,413
6.637% due 12/31/2049 (b)***		2,900,000	2,724,631
France Telecom SA, Series REGS
6.75 due 03/14/2008 ***	EUR	250,000	358,023
7.5 due 03/14/2011 ***	GBP	405,000	863,327
GIE PSA Tresorerie
5.875% due 09/27/2011 ***	EUR	250,000	366,175

			10,555,094
Germany - 0.28%
Deutsche Bank AG
6.00% due 09/01/2017 ***		$2,600,000	2,633,587
Kreditanstalt Fuer Wiederaufbau
5.00% due 07/04/2011 ***	EUR	250,000	363,458
Lbank Rheinland Pfalz Giro
4.75% due 04/04/2008 ***		330,000	469,576

			3,466,621
Iceland - 0.32%
Glitnir Banki HF
5.80% due 01/21/2011 (b)***		$900,000	878,709
5.83% due 01/18/2012 (b)***		1,100,000	1,070,166
Kaupthing Bank HF
5.75% due 10/04/2011 ***		1,000,000	987,140
Landsbanki Islands HF
6.205% due 08/25/2009 (b)***		1,000,000	1,005,886

			3,941,901

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Ireland - 0.12%
Bank of Ireland
6.45% due 02/10/2010 ***	EUR	1,000,000	$1,466,072

Italy - 0.09%
Edison SpA, EMTN
5.125% due 12/10/2010 ***		210,000	299,475
Telecom Italia SpA, Series EMTN
6.25% due 02/01/2012 ***		580,000	857,247

			1,156,722
Japan - 0.79%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series EMTN
3.50% due 12/16/2015 (b)***		900,000	1,203,330
Mizuho Finance, Ltd.
1.668% due 04/27/2049 (b)***	JPY	100,000,000	876,335
Mizuho Trust & Banking Company
2.404% due 04/27/2009 ***		100,000,000	890,508
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***		$2,700,000	2,539,326
Sumitomo Mitsui Banking Corp.
4.375% due 10/27/2014 (b)***	EUR	250,000	348,582
5.625% due 07/29/2049 (b)***		$500,000	465,266
Sumitomo Mitsui Banking Corp., Series EMTN
1.266% due 12/31/2049 (b)***	JPY	100,000,000	872,646
1.62875% due 12/01/2049 (b)***		300,000,000	2,634,247

			9,830,240
Jersey Channel Islands - 0.04%
HSBC Capital Funding LP, Series REGS
8.03% due 12/29/2049 (b)***	EUR	350,000	550,453

Luxembourg - 0.32%
Telecom Italia Finance SA, EMTN
7.25 due 04/20/2011 ***		125,000	189,806
Unicredit Luxembourg Finance SA
5.41% due 10/24/2008 (b)***		$400,000	400,172
VTB Capital SA
5.95625% due 08/01/2008 ***		3,400,000	3,366,000

			3,955,978
Netherlands - 0.25%
Deutsche Telekom International Finance BV
8.125% due 05/29/2012 ***	EUR	180,000	287,842
8.25% due 06/15/2030 ***		$800,000	979,330
E.ON International Finance BV, Series EMTN
5.75% due 05/29/2009 ***	EUR	590,000	853,466
RWE Finance BV, Series EMTN
6.125% due 10/26/2012 ***		125,000	187,633
Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009 (b)***		$800,000	800,222

			3,108,493
Spain - 0.39%
Santander US Debt SA Unipersonal
5.2975% due 09/19/2008 (b)***		2,400,000	2,397,991
5.72875% due 11/20/2009 ***		2,500,000	2,490,225

			4,888,216

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Sweden - 0.06%
Spintab AB, Series 168
6.00% due 04/20/2009 ***	SEK	5,000,000	$788,552

Tunisia - 0.16%
Banque Centrale de Tunisie
4.50% due 06/22/2020 ***	EUR	1,500,000	1,962,659

United Kingdom - 1.02%
Anglian Water Services Finance PLC, Series EMTN
4.625% due 10/07/2013 ***		250,000	351,650
AWG PLC
5.375% due 07/02/2009 ***		400,000	574,788
Cadbury Schweppes Investments PLC,
Series EMTN
4.25% due 06/30/2009 ***		675,000	952,023
HBOS PLC
5.92% due 09/29/2049 (b)***		$2,800,000	2,533,191
HSBC Holdings PLC
6.50% due 05/02/2036 ***		3,100,000	3,132,066
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (b)***	EUR	1,020,000	1,463,122
National Grid PLC, Series EMTN
4.98% due 06/22/2011 ***	CAD	2,000,000	1,979,541
NGG Finance PLC
6.125% due 08/23/2011 ***	EUR	250,000	369,417
Royal Bank of Scotland Group, PLC
7.091% due 10/29/2049 ***		500,000	733,009
Royal Bank of Scotland PLC, Series EMTN
4.875% due 03/26/2009 ***		125,000	178,420
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 ***		$400,000	375,337

			12,642,564
United States - 15.59%
ACE INA Holdings, Inc.
5.875% due 06/15/2014 ***		500,000	503,271
American Express Centurion Bank, Series BKNT
5.81875% due 05/07/2008 (b)***		2,400,000	2,395,918
American International Group, Inc.
5.21% due 06/23/2008 (b)***		3,400,000	3,400,622
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)***	EUR	1,700,000	2,236,848
Amgen, Inc.
5.585% due 11/28/2008 (b)***		$2,900,000	2,902,691
Autozone, Inc.
5.875% due 10/15/2012 ***		800,000	813,984
Bank of America Corp., MTN
3.625% due 03/03/2008 ***	EUR	250,000	353,669
BellSouth Corp.
4.24% due 04/26/2008 (b)***		$7,400,000	7,356,976
5.20% due 09/15/2014 ***		1,000,000	973,333
5.6575% due 08/15/2008 (b)***		2,300,000	2,297,831
Boston Scientific Corp.
6.00% due 06/15/2011 ***		800,000	768,000
6.40% due 06/15/2016 ***		1,600,000	1,460,000
Charter One Bank N.A., Series BKNT
5.41% due 04/24/2009 (b)***		7,000,000	6,954,486

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
CIT Group, Inc., Series MTN
5.64% due 08/17/2009 (b)***		$3,000,000	$2,865,189
Citigroup Funding, Inc., Series MTN
5.13625% due 04/23/2009 (b)***		800,000	798,894
Citigroup, Inc.
5.22813% due 12/28/2009 (b)***		2,600,000	2,589,925
5.24% due 12/26/2008 (b)***		2,400,000	2,398,481
6.00% due 08/15/2017 ***		2,900,000	2,967,347
CNA Financial Corp.
6.00% due 08/15/2011 ***		1,600,000	1,617,494
ConocoPhillips Australia Funding Company
5.46% due 04/09/2009 (b)***		4,200,000	4,185,283
Consumers Energy Company
5.00% due 02/15/2012 ***		700,000	690,071
CVS Caremark Corp.
5.75% due 08/15/2011 ***		300,000	303,896
DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010 ***		300,000	296,596
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011 ***		400,000	403,720
Dominion Resources, Inc.
4.125% due 02/15/2008 ***		250,000	248,638
East Lane Re Ltd.
12.35625% due 05/06/2011 (b)***		700,000	699,924
Echostar DBS Corp.
5.75% due 10/01/2008 ***		300,000	300,000
Exelon Corp.
4.90% due 06/15/2015 ***		1,000,000	931,177
Ford Motor Credit Company
7.875% due 06/15/2010 ***		800,000	782,019
Fortis Bank SA, Series YCD
5.07375% due 04/28/2008 (b)***		2,400,000	2,400,691
General Electric Capital Corp.
4.625% due 09/15/2066 (b)***	EUR	100,000	132,698
6.625% due 02/04/2010 ***	NZD	250,000	182,610
General Electric Capital Corp., Series MTN
5.46% due 10/21/2010 (b)***		$500,000	494,437
5.74375% due 12/12/2008 (b)***		1,300,000	1,297,500
General Motors Acceptance Corp.
7.00% due 02/01/2012 ***		1,500,000	1,424,050
8.00% due 11/01/2031 ***		1,300,000	1,275,407
GMAC LLC
6.00% due 12/15/2011 ***		1,500,000	1,384,469
6.8075% due 05/15/2009 (b)***		1,800,000	1,733,499
Goldman Sachs Group, Inc.
5.66% due 03/22/2016 (b)***		1,100,000	1,071,410
6.25% due 09/01/2017 ***		11,400,000	11,649,546
Health Care Property Investors, Inc., Series MTN
5.95% due 09/15/2011 ***		300,000	303,173
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***		3,200,000	3,181,050
HSBC Finance Corp., Series MTN
5.6875% due 06/19/2009 (b)***		3,800,000	3,783,261
International Lease Finance Corp.
5.35% due 03/01/2012 ***		1,100,000	1,088,553

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
iStar Financial, Inc., REITS
5.97% due 03/03/2008 ***		$1,200,000	$1,190,453
Johnson Controls, Inc.
5.25% due 01/15/2011 ***		900,000	900,414
JP Morgan & Company, Inc., MTN Series A
5.341% due 02/15/2012 (b)***		360,000	371,592
JP Morgan Chase & Company, Series MTN
5.058% due 02/22/2021 (b)***	CAD	1,000,000	960,367
5.86875% due 05/07/2010 (b)***		$5,800,000	5,787,211
JP Morgan Chase Bank NA, Series BKNT
6.00% due 10/01/2017 ***		2,300,000	2,322,296
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***		1,300,000	1,214,368
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037 ***		1,800,000	1,658,806
KFW International Finance, Inc.
1.75% due 03/23/2010 ***	JPY	185,000,000	1,635,683
5.75% due 01/15/2008 ***		$5,500,000	5,511,583
Kinder Morgan Energy Partners LP, Series MTN
6.95% due 01/15/2038 ***		4,000,000	4,055,012
Kraft Foods, Inc.
6.25% due 06/01/2012 ***		1,200,000	1,238,940
Loews Corp.
5.25% due 03/15/2016 ***		400,000	384,679
Longpoint Re, Ltd.
10.94438% due 05/08/2010 (b)***		1,600,000	1,634,080
Marsh & McLennan Companies, Inc.
5.15% due 09/15/2010 ***		900,000	896,849
Masco Corp.
5.875% due 07/15/2012 ***		300,000	298,872
May Department Stores Company
4.80% due 07/15/2009 ***		300,000	298,039
Merrill Lynch & Company, Inc., Series MTN
5.40% due 10/23/2008 (b)***		2,000,000	1,994,134
5.665% due 08/14/2009 (b)***		400,000	397,273
6.05% due 08/15/2012 ***		3,400,000	3,486,085
Metropolitan Life Global Funding I, Series MTN
5.56% due 05/17/2010 (b)***		2,900,000	2,875,765
Mizuho JGB Investment LLC
9.87% due 12/29/2049 (b)***		560,000	574,734
Mizuho JGB Investment LLC, Series REGS
9.87% due 12/31/2049 (b)***		400,000	411,740
Morgan Stanley
5.84% due 10/15/2015 (b)***		2,100,000	2,032,493
6.25% due 08/28/2017 ***		500,000	510,599
Morgan Stanley, Series FMTN
5.41% due 05/07/2009 (b)***		2,800,000	2,777,370
Morgan Stanley, Series MTN
5.18875% due 11/21/2008 (b)***		300,000	298,520
News America Holdings, Inc.
6.75% due 01/09/2038 ***		125,000	130,880
Nisource Finance Corp.
5.40% due 07/15/2014 ***		400,000	388,776
Nordea Bank Finland NY, Series YCD
5.31% due 04/09/2009 ***		6,900,000	6,887,725

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

United States (continued)
Nordea Bank Finland PLC, Series YCD
5.6825% due 12/01/2008 (b)***		$5,800,000	$5,790,192
PLD International Finance LLC
4.375% due 04/13/2011 ***	EUR	350,000	488,632
Reynolds American, Inc.
6.39438% due 06/15/2011 (b)***		$800,000	800,000
Royal Bank of Scotland
5.26% due 07/03/2008 ***		8,400,000	8,387,022
Ryder System, Inc., Series MTN
5.85% due 11/01/2016 ***		1,100,000	1,082,628
Sara Lee Corp.
6.25% due 09/15/2011 ***		800,000	826,347
SB Treasury Company LLC
9.40 due 12/29/2049 (b)***		2,370,000	2,424,439
SB Treasury Company LLC, Series REGS
9.40% due 12/29/2049 (b)***		1,100,000	1,136,398
Sealed Air Corp.
5.625% due 07/15/2013 ***		1,200,000	1,154,951
Shackleton Re Ltd.
13.3575% due 02/07/2008 (b)***		2,000,000	2,016,600
Sprint Capital Corp.
6.375% due 05/01/2009 ***		50,000	50,778
8.75% due 03/15/2032 ***		300,000	344,022
State Street Capital Trust IV
6.69438% due 06/15/2037 (b)***		2,300,000	2,081,495
Supervalu, Inc.
7.50% due 11/15/2014 ***		200,000	203,500
The Bear Stearns Companies, Inc., Series MTN
6.95% due 08/10/2012 ***		4,700,000	4,900,300
Time Warner, Inc.
5.73% due 11/13/2009 (b)***		2,400,000	2,371,793
Toyota Motor Credit Corp., Series MTNB
5.47% due 10/12/2007 (b)***		2,500,000	2,500,072
Unicreditio Italiano, Series YCD
5.35% due 05/06/2008 ***		5,100,000	5,094,706
Unicreditio Italiano, Series YCD
5.6213% due 12/03/2007 (b)***		2,200,000	2,200,770
5.70063% due 12/13/2007 (b)***		2,200,000	2,201,318
US Bancorp
5.1588% due 04/28/2009 (b)***		2,500,000	2,487,963
Viacom, Inc.
5.75% due 04/30/2011 ***		1,200,000	1,211,609
Wal-Mart Stores, Inc.
5.25% due 09/28/2035 ***	GBP	250,000	476,218
Wells Fargo & Company
3.50% due 04/04/2008 ***		$250,000	247,478
Westpac Banking Corp., Series DPNT
5.7575% due 06/06/2008 (b)***		2,500,000	2,497,700
Xerox Corp.
9.75% due 01/15/2009 ***		1,200,000	1,260,347

			193,261,253

TOTAL CORPORATE BONDS (Cost $299,845,009)			$308,293,493

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

MUNICIPAL BONDS - 0.41%

California - 0.02%
Los Angeles California Wastewater
Systems Revenue, Series A
5.00% due 06/01/2027 ***		$200,000	$207,896
Metropolitan Water District Southern California
Waterworks Revenue
5.00% due 10/01/2036 ***		45,000	46,337

			254,233

Illinois - 0.06%
City of Chicago, Illinois
4.75% due 01/01/2030		700,000	704,221

Iowa - 0.04%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023		575,000	546,998

Kentucky - 0.01%
Louisville & Jefferson Kentucky Sewer, Series A
5.00% due 05/15/2036		100,000	102,196

New York - 0.13%
New York City Municipal Finance Authority, Water
& Sewer System Revenue, Series D
4.75% due 06/15/2038		600,000	600,384
New York City Transitional Financial Authority
5.00% due 02/01/2028		285,000	294,516
Tobacco Settlement Financing Corp., Asset
Backed Series A-1-Callable
5.25% due 06/01/2013		700,000	706,384

			1,601,284

Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054 ***		800,000	78,072

Texas - 0.14%
Dallas Texas Area Rapid Transit
5.00% due 12/01/2036 ***		1,500,000	1,540,965
Harris County Texas
5.00% due 08/01/2033 ***		200,000	202,474

			1,743,439

TOTAL MUNICIPAL BONDS (Cost $5,048,603)			$5,030,443

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.08%

Cayman Islands - 0.00%
SHL Corp Ltd., Series 1999-1A, Class A2
1.695% due 12/25/2024 (b)***	JPY	2,767,660	24,071

Ireland - 0.09%
Emerald Mortgages PLC, Series 2, Class A
4.689% due 04/15/2028 (b)***	EUR	288,465	409,835
Lusitano Motgages PLC, Series 1, Class A
5.01% due 12/15/2035 (b)***		518,821	738,006
Paris Residential Funding PLC, Series 1X, Class A
4.609% due 07/25/2011 (b)***		6,012	8,545

			1,156,386

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Italy - 0.59%
Seashell Securities PLC, Series 2001-II, Class A
4.529% due 07/25/2028 (b)***	EUR	533,960	$758,033
Siena Mortgages, Series 2003-4, Class A2
4.96% due 12/16/2038 (b)***		4,671,561	6,585,526

			7,343,559

Netherlands - 0.39%
Arena BV, Series 2000-I, Class A
6.10% due 11/15/2062 (b)***		500,000	729,124
Atomium Mortgage Finance BV,
Series 2003-I, Class A
4.311% due 07/01/2034 (b)***		165,612	235,509
Delphinus BV, Series 2001-II, Class A1
5.001% due 11/28/2031 (b)***		354,473	503,489
Delphinus BV, Series 2002-I, Class A1
4.479% due 04/25/2092 (b)***		203,921	289,729
Delphinus BV, Series 2003-I, Class A1
2.41% due 04/25/2093 (b)***		500,000	710,452
Dutch MBS BV, Series X, Class B
4.452% due 10/02/2079 (b)***		908,094	1,288,783
Dutch MBS BV, Series XI, Class A1
4.50% due 11/02/2035 (b)***		200,205	284,259
Dutch Mortgage Portfolio Loans, B.V.,
Series III, Class A
4.824% due 11/20/2035 (b)***		255,380	361,823
Holland Euro-Denominated Mortgage
Backed Series, Series 2, Class A
4.485% due 04/18/2012 (b)***		291,947	414,614

			4,817,782

United Kingdom - 0.62%
Bauhaus Securities Ltd., Series 1, Class A2
4.565% due 10/30/2052 (b)***		546,566	777,107
Haus, Ltd., Series 2000-1A, Class A2
2.403% due 12/10/2037 (b)***		552,368	784,715
Permanent Financing PLC,
Series 2004-4, Class 5A2
7.0663% due 06/10/2042 (b)***	GBP	3,000,000	6,078,241

			7,640,063

United States - 10.39%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.13725% due 09/25/2035 (b)***		$319,652	320,414
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)***		233,304	227,526
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.14463% due 01/20/2047 (b)***		448,951	449,992
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034 ***		557,646	547,441
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.65189% due 10/25/2033 (b)***		493,724	485,183

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
4.48617% due 02/25/2034 (b)***	$86,629	$85,495
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.44421% due 05/25/2034 (b)***	996,535	981,558
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6727% due 05/25/2034 (b)***	342,089	333,326
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.77611% due 11/25/2034 (b)***	361,982	357,605
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)***	5,998,233	5,924,706
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)***	3,627,471	3,543,269
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)***	4,915,341	4,867,261
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.519552% due 09/25/2035 (b)***	2,346,768	2,343,256
Bear Stearns Alt-A Trust, Series 2006-1, Class 21A2
5.95443% due 02/25/2036 (b)***	3,916,411	3,932,173
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.68792% due 01/26/2036 (b)***	4,200,000	4,177,664
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
5.32% due 01/25/2037 (b)***	5,700,000	5,661,258
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)***	2,008,375	1,987,205
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)***	1,758,228	1,716,709
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049 ***	5,600,000	5,483,610
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
5.31125% due 05/25/2047 (b)***	3,609,579	3,490,192
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
6.20526% due 08/25/2034 (b)***	267,814	269,567
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.79686% due 11/25/2034 (b)***	676,136	668,171
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
4.854582% due 04/20/2035 (b)***	360,910	357,660
Countrywide Home Loans,
Series 2004-25, Class 1A1
5.4613% due 02/25/2035 (b)***	115,548	114,613

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Countrywide Home Loans,
Series 2004-25, Class 2A1
5.4713% due 02/25/2035 (b)***	$175,127	$172,007
Countrywide Mortgage Backed Securities, Inc.,
Series 2004-7, Class 5A2
5.4013% due 05/25/2034 (b)***	87,940	87,887
Countrywide Mortgage Backed Securities, Inc.,
Series 2005-2, Class 2A1
5.4513% due 03/25/2035 (b)***	262,675	255,997
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR13, Class 3A
5.6393% due 05/25/2032 (b)***	14,880	14,828
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-8, Class 5A1
6.50% due 04/25/2033 ***	82,564	83,225
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
4.1206% due 07/25/2033 (b)***	93,372	92,711
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.037% due 08/25/2033 (b)***	1,510,920	1,502,022
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
5.2313% due 06/25/2036 (b)***	427,267	426,468
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3336, Class GA
5.00% due 05/15/2027 ***	5,763,616	5,773,777
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
5.9825% due 02/15/2019 (b)***	8,439,699	8,412,110
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
5.44% due 12/15/2030 (b)***	410,858	411,058
Federal Home Loan Mortgage Corp.,
Series 2003-2581, Class QG
5.00% due 12/15/2031 ***	2,500,000	2,394,007
Federal Home Loan Mortgage Corp.,
Series 2005-2922, Class EH
4.50% due 07/15/2023 ***	3,967,023	3,826,606
Federal Home Loan Mortgage Corp.,
Series 2005-3037, Class BC
4.50% due 02/15/2020 ***	6,171,274	6,031,829
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
6.18299% due 10/25/2044 (b)***	4,013,887	4,001,194
First Alliance Mortgage Loan,
Series 1997-4, Class A3
5.7263% due 12/20/2027 (b)***	33,790	33,379
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
4.73472% due 07/25/2033 (b)***	213,386	211,853
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.41133% due 12/25/2033 (b)***	548,699	543,366

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.37108% due 08/25/2035 (b)***	$331,623	$329,686
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
6.1025% due 11/15/2031 (b)***	151,307	150,688
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.31867% due 06/25/2034 (b)***	81,022	79,763
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034 ***	373,392	372,255
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
5.21125% due 10/25/2046 (b)***	4,024,647	3,998,202
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.3843% due 10/25/2033 (b)***	82,778	82,174
GS Mortgage Securities Corp., Series 2003-1,
Class A2
5.8313% due 01/25/2032 (b)***	160,177	160,870
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.603% due 03/25/2033 (b)***	443,261	434,773
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
4.9283% due 05/19/2033 (b)***	906,015	906,715
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.14743% due 07/19/2035 (b)***	130,937	130,203
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.04849% due 12/25/2034 (b)***	196,924	195,799
JP Morgan Mortgage Trust, Series 2003-A2, Class
3A1
4.39045% due 11/25/2033 (b)***	444,488	437,384
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.02266% due 02/25/2035 (b)***	987,500	956,335
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A5
4.771% due 07/25/2035 (b)***	5,379,853	5,321,165
Mastr Adjustable Rate Mortgages Trust, Series
2004-6, Class 4A4
4.13998% due 07/25/2034 (b)***	600,000	591,818
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
6.1925% due 12/15/2030 (b)***	154,212	152,666
Merrill Lynch Credit Corp. Mortgage Investors, Inc.,
Series 1999-A, Class A
6.1325% due 03/15/2025 (b)***	83,873	80,368
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
4.835% due 02/25/2033 (b)***	1,107,938	1,117,161
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)***	2,690,108	2,622,203

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

United States (continued)
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
5.38125% due 11/25/2035 (b)***	$2,899,166	$2,803,344
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
5.34125% due 02/25/2036 (b)***	7,545,212	7,286,065
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)***	2,400,000	2,377,549
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.21595% due 09/25/2035 (b)***	294,531	293,657
Sequoia Mortgage Trust, Series 5, Class A
5.8525% due 10/19/2026 (b)***	105,821	104,732
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
5.8463% due 07/20/2033 (b)***	442,176	437,695
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18% due 02/25/2034 (b)***	366,226	361,776
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)***	1,540,854	1,527,367
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
4.59% due 04/25/2034 (b)***	782,293	775,442
WaMu Mortgage Pass Through Certificates, Series
2003-AR5, Class A7
4.208% due 06/25/2033 (b)***	419,145	415,373
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
5.3613% due 04/25/2045 (b)***	272,000	266,682
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.1833% due 11/25/2042 (b)***	1,206,584	1,210,935
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR2, Class A
5.527% due 02/27/2034 (b)***	170,527	169,495
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR15, Class A1A1
5.3913% due 11/25/2045 (b)***	462,560	455,065
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.4413% due 01/25/2045 (b)***	142,803	140,255
Washington Mutual Mortgage Securities Corp.,
Series 2003-R1, Class A1
5.6713% due 12/25/2027 (b)***	426,174	426,134
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR11, Class 1A1
4.615% due 06/25/2035 (b)***	9,284,753	9,071,636

		128,843,608

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $146,698,203)		$149,825,469

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES - 1.14%

United States - 1.14%
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A
5.4213% due 07/25/2032 (b)***		$6,344	$6,163
Amresco Residential Securities,
Series 1999-1, Class A
6.0713% due 06/25/2029 (b)***		27,650	27,283
Home Equity Asset Trust, Series 2002-1, Class A4
5.7313% due 11/25/2032 (b)***		1,283	1,224
Indymac Residential Asset Backed Trust, Series
2005-D, Class AII1
5.2313% due 03/25/2036 (b)***		8,960	8,958
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043 ***		1,700,000	1,683,921
Residential Asset Mortgage Products, Inc.,
Series 2002-RS3, Class AII1
5.6913% due 06/25/2032 (b)***		21,467	21,194
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
5.6313% due 07/25/2032 (b)***		82,580	80,931
Residential Asset Securities Corp.,
Series 2005-KS12, Class A1
5.2213% due 01/25/2036 (b)***		10,330	10,327
Securitized Asset Backed Receivables LLC Trust,
Series 2007-NC1, Class A2A
5.18125% due 12/25/2036 (b)***		3,925,996	3,900,446
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR3, Class 1A2
5.7925% due 07/19/2034 (b)***		212,818	211,981
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)***		4,700,000	4,705,398
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
5.3613% due 10/25/2035 (b)***		2,017,173	1,992,220
Wells Fargo Home Equity Trust,
Series 2005-4, Class AII1
5.2513% due 12/25/2035 (b)***		1,500,578	1,491,126

			14,141,172

TOTAL ASSET BACKED SECURITIES
(Cost $14,225,439)			$14,141,172

SUPRANATIONAL OBLIGATIONS - 0.20%

Japan - 0.07%
Inter-American Development Bank
1.90% due 07/08/2009 ***	JPY	100,000,000	883,050

United States - 0.13%
European Investment Bank
5.47% due 04/15/2008 (b)***		$1,550,825	1,551,276

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,382,816)			$2,434,326

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

PREFERRED STOCKS - 0.76%

Cayman Islands - 0.22%
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd. * (b)***		2,900,000	$2,756,644

United States - 0.54%
DG Funding Trust * ***		236	2,529,625
Fresenius Medical Care Capital Trust * ***		1,100	1,102,750
Mizuho Preferred Capital Company, LLC * (b)***		1,900,000	1,935,378
Tokai Preferred Capital Company LLC,
Series REGS * (b)***		1,100,000	1,137,101

			6,704,854

TOTAL PREFERRED STOCKS (Cost $9,696,233)			$9,461,498

TERM LOANS - 1.70%

Australia - 0.24%
Seven Media Group, Term T1
6.00% due 02/07/2013 ***	AUD	3,436,190	2,890,119

United States - 1.46%
Chrysler Financial
5.00% due 08/03/2012 ***		$8,400,000	8,400,084
Ford Motor Company, Term B
8.36% due 11/29/2013 ***		992,500	965,310
Georgia Pacific Corp.
7.345% due 12/20/2012 (b)		1,970,000	1,936,343
HCA, Inc.
7.448% due 11/01/2013 (b)***		1,990,000	1,956,648
MGM Studios, Term B
8.61% due 04/08/2012 (b)***		994,962	954,547
Shackleton B Event Linked Loan
13.467% due 08/01/2008 (b)***		2,000,000	1,960,000
Shackleton C Event Linked Loan
12.967% due 08/01/2008 (b)***		2,000,000	1,960,000

			18,132,932

TOTAL TERM LOANS (Cost $20,669,569)			$21,023,051

OPTIONS - 1.75%

Denmark - 0.11%
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392 *		12,000,000	859,256
Over The Counter European Style Put on the EUR
vs. USD
Expiration 07/08/2010 at $1.392 *		12,000,000	506,115

			1,365,371
France - 0.01%
EUREX American Put on Euro-Bund Futures
Expiration 11/23/2007 at $104.00 *		176,700,000	25,123

Germany - 0.00%
EUREX American Put on Euro-BOBL Futures
Expiration 11/23/2007 at $101.00 *		10,900,000	775
EUREX American Put on Euro-Bund Futures
Expiration 11/23/2007 at $106.00 *		5,700,000	810
EUREX American Put on Euro-Shatz Futures
Expiration 11/23/2007 at $101.40 *		150,000,000	10,664

			12,249

Global Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

United Kingdom - 0.00%
LIFFE American Purchase Put on UK 90-Day
Futures
Expiration 03/19/2008 at $93.00 *	405,000,000	$10,321

United States - 1.63%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 Yrs. Futures
Expiration 11/20/2007 at $126.00 *	3,196,000	49,938
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 Yrs. Futures
Expiration 11/20/2007 at $115.00 *	952,000	7,438
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 Yrs. Futures
Expiration 11/20/2007 at $121.00 *	180,000	2,813
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note Futures
Expiration 11/20/2007 at $126.00 *	990,000	15,469
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/17/2007 at $91.25 *	937,500	2,344
Expiration 06/16/2008 at $92.50 *	2,067,500	5,169
Expiration 03/17/2008 at $92.75 *	1,327,500	3,319
Expiration 03/17/2008 at $93.00 *	1,302,500	3,256
Over The Counter European Purchase Call on
FNMA TBA, 5.00%
Expiration 12/05/2007 at $102.4375 *	112,000,000	1
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/21/2008 at $1.3620 *	5,000,000	375,760
Expiration 05/21/2008 at $1.3550 *	8,200,000	663,477
Expiration 05/19/2010 at $1.3665 *	2,400,000	218,378
Expiration 05/21/2010 at $1.3750 *	2,300,000	197,758
Expiration 05/21/2010 at $1.3750 *	1,200,000	103,178
Expiration 06/03/2010 at $1.3750 *	4,200,000	368,583
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	12,000,000	645,432
Expiration 01/18/2008 at $114.65 *	16,800,000	205,212
Expiration 02/13/2008 at $115.35 *	28,400,000	279,002
Expiration 12/05/2007 at $116.00 *	10,300,000	62,954
Expiration 01/18/2008 at $120.00 *	8,500,000	19,389
Over The Counter European Purchase Put on
FNMA TBA, 5.50%
Expiration 11/06/2007 at $86.00 *	20,000,000	0
Expiration 12/05/2007 at $86.00 *	21,000,000	0
Expiration 12/05/2007 at $86.9375 *	207,000,000	2
Over The Counter European Purchase Put on
FNMA TBA, 6.00%
Expiration 12/05/2007 at $89.546875 *	130,000,000	1
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/21/2008 at $1.3620 *	5,000,000	44,310
Expiration 05/21/2008 at $1.3550 *	8,200,000	64,543
Expiration 05/19/2010 at $1.3665 *	2,400,000	70,348
Expiration 05/21/2010 at $1.3750 *	2,300,000	72,986
Expiration 05/21/2010 at $1.3750 *	1,200,000	38,080
Expiration 06/03/2010 at $1.3750 *	4,200,000	120,637

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)

United States (continued)
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *		12,000,000	$483,852
Expiration 01/18/2008 at $114.65 *		16,800,000	411,331
Expiration 02/13/2008 at $115.35 *		28,400,000	870,744
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 09/26/2008 at $4.75 *		67,000,000	584,260
Expiration 09/26/2008 at $4.75 *		31,000,000	395,173
Expiration 09/30/2008 at $4.75 *		30,100,000	262,481
Expiration 03/31/2008 at $4.75 *		394,400,000	3,066,302
Expiration 03/31/2008 at $4.75 *		147,400,000	1,163,586
Expiration 09/26/2008 at $4.75 *		37,400,000	326,139
Expiration 08/28/2009 at $5.00 *		56,200,000	588,566
Expiration 08/28/2009 at $5.00 *		110,100,000	1,153,044
Expiration 08/28/2009 at $5.00 *		24,500,000	256,581
Expiration 12/20/2007 at $5.00 *		81,700,000	742,833
Expiration 02/01/2008 at $5.00 *		190,700,000	1,890,218
Expiration 02/01/2008 at $5.00 *		20,700,000	205,178
Expiration 08/03/2009 at $5.30 *		315,800,000	4,191,740

			20,231,805

TOTAL OPTIONS (Cost $17,826,418)			$21,644,869

SHORT TERM INVESTMENTS - 12.40%
Barclays Bank PLC NY
5.281% due 03/17/2008 ***		$7,800,000	$7,801,448
Kingdom of Belgium
zero coupon due 10/11/2007 to
11/15/2007 ***	EUR	72,300,000	102,238,961
Dexia Credit Local SA - Series YCD
5.27% due 09/29/2008 ***		6,700,000	6,697,406
Fortis Bank
5.14813% due 09/30/2008 (b)***		$6,500,000	6,497,412
Government of France
zero coupon due 11/08/2007 ***	EUR	9,000,000	12,744,816
Societe Generale NY
5.27% due 03/26/2008 ***		$11,100,000	11,098,407
U.S. Treasury Bills
zero coupon due 11/29/2007 to
12/13/2007 *** ****		6,715,000	6,663,931

TOTAL SHORT TERM INVESTMENTS
(Cost $149,254,727)			$153,742,381

REPURCHASE AGREEMENTS - 0.90%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$11,148,808 on 10/01/2007,
collateralized by $11,620,000
Federal Home Loan Mortgage
Corp., 5.20% due 03/05/2019
(valued at $11,369,914, including
interest)		$11,145,000	$11,145,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,145,000)			$11,145,000

Total Investments (Global Bond Trust)
(Cost $1,852,010,356) - 152.63%		$1,892,463,849
Liabilities in Excess of Other Assets - (52.63)%		(652,529,013)

TOTAL NET ASSETS - 100.00%		$1,239,934,836

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 42.46%

Federal National Mortgage Association
5.00%, TBA **	$109,262,568	$104,588,243

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $105,537,333)		$104,588,243

U.S. TREASURY BONDS - 2.43%
U.S. Treasury Bond
6.25%, due 05/15/2030	2,000,000	$2,377,968
U.S. Treasury Bonds
4.50%, due 02/15/2036	3,800,000	$3,603,764

TOTAL U.S. TREASURY
BONDS (Proceeds $6,092,997)		$5,981,732

U.S. TREASURY NOTES - 55.11%
U.S. Treasury Notes
4.625%, due 07/31/2012	7,000,000	$7,125,783
5.125%, due 05/15/2016	1,500,000	$1,564,219
4.875%, due 08/15/2016	45,000,000	$46,103,895
4.625%, due 11/15/2016	33,500,000	$33,696,276
4.50%, due 05/15/2017	47,500,000	$47,284,778

TOTAL U.S. TREASURY
NOTES (Proceeds $137,372,800)		$135,774,951

Total Securities Sold Short
(Proceeds $249,003,130)		$246,344,926

Global Real Estate Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.16%

Australia - 6.86%
Abacus Property Group	1,066,003	$1,812,068
Aspen Group, Ltd.	1,102,203	2,732,339
Becton Property Group	379,107	1,550,668
Centro Properties Group, Ltd.	489,446	3,193,649
Centro Retail Group (a)	609,722	879,902
Charter Hall Group	951,832	2,435,416
FKP Property Group, Ltd. (a)	284,861	1,745,235
ING Industrial Fund (a)	162,067	406,065
Lend Lease Corp.	65,366	1,093,777
Macquarie Goodman Group, Ltd.	1,015,612	6,213,278
Macquarie Leisure Trust Group (a)	718,901	2,164,028
Mirvac Group, Ltd.	357,999	1,727,401
Stockland Company, Ltd.	277,250	2,209,169
Valad Property Group	1,497,011	2,650,757

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Westfield Group	286,041	$5,495,446

		36,309,198
Austria - 0.35%
Conwert Immobilien Invest AG * (a)	100,000	1,842,652

Brazil - 0.76%
Iguatemi Empresa de Shopping Centers SA	146,000	2,180,468
JHSF Participacoes SA *	198,250	1,053,810
Multiplan Empreendimentos Imobiliarios SA *	61,700	768,396

		4,002,674
Canada - 1.24%
Boardwalk Real Estate Investment Trust	49,100	2,333,870
Brookfield Properties Corp. (a)	83,525	2,079,773
Morguard Real Estate Investment Trust	157,800	2,171,799

		6,585,442
China - 1.38%
Guangzhou R&F Properties Company, Ltd. -
H Shares	791,200	3,737,432
Shui On Land, Ltd. (a)	2,910,000	3,547,022

		7,284,454
Finland - 0.71%
Sponda OYJ	100,000	1,386,255
Technopolis Oyj	274,999	2,392,880

		3,779,135
France - 4.26%
Fonciere Des Regions	17,000	2,483,770
Icade	35,000	2,542,889
Orco Property Group (a)	5,000	753,838
Societe de la Tour Eiffel	12,000	2,103,695
Unibail-Rodamco * (a)	28,180	7,236,777
Unibail-Rodamco (a)	28,820	7,395,806

		22,516,775
Germany - 1.17%
Colonia Real Estate AG * (a)	50,000	1,930,093
IVG Immobilien AG (a)	85,000	3,159,096
Magnat Real Estate Opportunities GmbH &
Co. KGaA *	345,600	1,081,023

		6,170,212
Guernsey - 0.62%
Camper & Nicholsons Marina Investments, Ltd. *	1,290,000	1,827,750
Eurocastle Investment, Ltd. (a)	41,620	1,436,185

		3,263,935
Hong Kong - 9.36%
C C Land Holdings, Ltd.	532,000	753,226
China Aoyuan Property Group Ltd *	115,000	76,970
China Overseas Land & Investment, Ltd.	2,600,000	5,956,817
China Resources Land, Ltd.	2,053,000	4,275,514
Hang Lung Properties, Ltd. (a)	1,901,408	8,516,781
Kerry Properties, Ltd.	847,000	6,530,270
New World Development Company, Ltd.	3,071,000	8,537,967

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	880,000	$14,837,983

		49,485,528
Italy - 0.43%
Risanamento SpA * (a)	300,000	2,258,529

Japan - 14.30%
Aeon Mall Company, Ltd. (a)	154,000	4,701,165
Japan Real Estate Investment Corp., REIT (a)	248	2,976,518
Japan Retail Fund Investment Corp., REIT	172	1,495,912
Mitsubishi Estate Company, Ltd.	770,000	22,032,527
Mitsui Fudosan Company, Ltd.	670,000	18,588,450
Nippon Building Fund, Inc., REIT (a)	555	8,060,967
NTT Urban Development Corp.	800	1,655,940
Sumitomo Realty &
Development Company, Ltd. (a)	340,000	11,946,426
Tokyu Land Corp.	216,000	2,166,012
Urban Corp.	125,800	2,038,315

		75,662,232
Malaysia - 0.45%
IGB Corp., BHD	1,700,000	1,381,952
SP Setia BHD	270,000	697,285
Sunrise Berhad	302,000	310,198

		2,389,435
Netherlands - 0.21%
Eurocommercial Properties NV (a)	20,000	1,109,004

Norway - 0.52%
Norwegian Property ASA (a)	151,010	1,813,582
Scandinavian Property Development ASA *	128,960	953,088

		2,766,670
Philippines - 0.53%
Megaworld Corp.	36,530,200	2,788,256

Russia - 0.11%
Sistema Hals *	59,550	577,635

Singapore - 5.01%
Allgreen Properties, Ltd.	570,000	737,317
Ascendas India Trust *	1,833,000	1,827,690
Capitaland, Ltd. * (a)	1,228,000	6,742,707
CapitaMall Trust *	1,720,000	4,519,302
CDL Hospitality Trusts, REIT	1,150,040	1,782,047
City Developments, Ltd.	74,000	807,653
Hong Kong Land Holdings, Ltd. (a)	1,580,000	7,141,600
The Ascott Group, Ltd.	2,700,000	2,965,034

		26,523,350
South Africa - 0.58%
Growthpoint Properties, Ltd. (a)	800,000	1,881,765
Madison Property Fund Managers Holdings,
Ltd. *	800,000	1,208,793

		3,090,558
Sweden - 0.30%
Lennart Wallenstam Byggnads AB, Series B	76,540	1,572,052

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom - 10.40%
Aseana Properties, Ltd. *	1,025,000	$963,500
Big Yellow Group PLC	365,000	3,718,674
British Land Company PLC	280,000	6,690,030
Dawnay Day Sirius, Ltd. *	1,046,860	1,369,351
Derwent Valley Holdings PLC	125,000	4,270,969
Equest Balkan Properties PLC	696,104	1,234,627
Great Portland Estates PLC	280,000	3,410,659
Hammerson PLC	215,000	5,136,987
Helical Bar PLC	47,765	444,765
Hirco PLC *	250,000	1,878,105
Land Securities Group PLC	297,000	10,184,151
Mapeley Ltd	15,000	645,232
Mucklow A & J Group PLC *	50,000	320,068
North Real Estate Opportunities Fund, Ltd. *	600,000	853,080
Northern European Properties, Ltd.	846,300	986,681
Safestore Holdings, Ltd.	528,830	1,986,397
Segro PLC, REIT	270,000	2,749,423
South African Property Opportunities PLC *	1,250,000	2,841,367
Speymill Deutsche Immobilien Co. PLC *	1,310,000	1,726,388
Terrace Hill Group PLC	1,087,724	1,929,214
Unite Group PLC	225,000	1,657,039

		54,996,707
United States - 39.61%
AMB Property Corp., REIT	76,850	4,596,398
Apartment Investment & Management
Company, Class A, REIT	141,420	6,382,285
Archstone-Smith Trust, REIT	71,600	4,306,024
Avalon Bay Communities, Inc., REIT	95,600	11,286,536
BioMed Realty Trust, Inc., REIT	62,560	1,507,696
Boston Properties, Inc., REIT	62,200	6,462,580
BRE Properties, Inc., Class A, REIT	90,750	5,075,647
Digital Realty Trust, Inc., REIT	63,020	2,482,358
Douglas Emmett, Inc., REIT	129,650	3,206,245
Equity Lifestyle Properties, Inc., REIT	81,090	4,200,462
Essex Property Trust, Inc., REIT	41,110	4,833,303
Federal Realty Investment Trust, REIT	85,950	7,615,170
FelCor Lodging Trust, Inc., REIT	148,930	2,968,175
General Growth Properties, Inc., REIT	243,600	13,061,832
Host Hotels & Resorts, Inc., REIT	520,330	11,676,205
LaSalle Hotel Properties, REIT	96,100	4,043,888
LTC Properties, Inc., REIT	39,680	939,226
Mack-California Realty Corp., REIT	17,650	725,415
Nationwide Health Properties, Inc., REIT	95,950	2,890,973
Parkway Properties, Inc., REIT	33,700	1,487,518
Post Properties, Inc., REIT (a)	62,250	2,409,075
ProLogis, REIT	187,930	12,469,155
Public Storage, Inc., REIT (a)	92,910	7,307,371
Regency Centers Corp., REIT	122,090	9,370,408
Saul Centers, Inc., REIT	24,850	1,279,775
Senior Housing Properties Trust, REIT	103,900	2,292,034
Simon Property Group, Inc., REIT	210,180	21,018,000
SL Green Realty Corp., REIT	124,800	14,572,896

Global Real Estate Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

United States (continued)
Starwood Hotels & Resorts Worldwide, Inc.		58,939	$3,580,544
Tanger Factory Outlet Centers, Inc., REIT		114,400	4,643,496
Taubman Centers, Inc., REIT		36,950	2,023,013
The Macerich Company, REIT		70,460	6,170,887
Ventas, Inc., REIT		134,350	5,562,090
Vornado Realty Trust, REIT		156,221	17,082,766

			209,529,446

TOTAL COMMON STOCKS (Cost $480,404,111)			$524,503,879

WARRANTS - 0.03%

Hong Kong - 0.03%
China Overseas Land & Investment, Ltd.
(Expiration Date: 08/27/2008, Strike
Price: HKD 12.50)		216,666	146,131

TOTAL WARRANTS (Cost $0)			$146,131

CONVERTIBLE BONDS - 0.05%

Germany - 0.05%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	185,500	237,901

TOTAL CONVERTIBLE BONDS (Cost $247,206)			$237,901

SHORT TERM INVESTMENTS - 9.08%
John Hancock Cash Investment Trust (c)		$48,021,810	$48,021,810

TOTAL SHORT TERM INVESTMENTS
(Cost $48,021,810)			$48,021,810

REPURCHASE AGREEMENTS - 0.66%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$3,488,191 on 10/01/2007,
collateralized by $3,095,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at $3,559,250,
including interest)		$3,487,000	$3,487,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,487,000)			$3,487,000

Total Investments (Global Real Estate Trust)
(Cost $532,160,127) - 108.98%			$576,396,721
Liabilities in Excess of Other Assets - (8.98)%			(47,472,997)

TOTAL NET ASSETS - 100.00%			$528,923,724

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Real Estate	93.96%
Building Materials & Construction	1.76%
Financial Services	0.98%
Investment Companies	0.93%
Hotels & Restaurants	0.68%

Global Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.35%

Austria - 0.93%
Telekom Austria AG	244,150	$6,369,879

Bermuda - 2.72%
Accenture, Ltd., Class A	110,000	4,427,500
Covidien, Ltd.	120,000	4,980,000
Tyco Electronics, Ltd.	200,000	7,086,000
Willis Group Holdings, Ltd.	52,180	2,136,249

		18,629,749
Cayman Islands - 2.30%
ACE, Ltd.	70,045	4,242,626
Seagate Technology	450,000	11,511,000

		15,753,626
Finland - 0.83%
UPM-Kymmene Oyj	234,340	5,650,809

France - 6.67%
France Telecom SA (a)	260,000	8,683,499
PSA Peugeot Citroen SA (a)	60,000	4,937,625
Sanofi-Aventis SA	145,000	12,241,837
Total SA	130,000	10,539,232
Vivendi SA (a)	220,000	9,258,759

		45,660,952
Germany - 6.33%
Bayerische Motoren Werke (BMW) AG (a)	160,000	10,289,279
Deutsche Post AG	275,000	7,976,296
Infineon Technologies AG * (a)	277,870	4,776,462
Muenchener Rueckversicherungs-
Gesellschaft AG	20,000	3,832,319
Siemens AG	120,000	16,450,790

		43,325,146
Hong Kong - 0.60%
Cheung Kong Holdings, Ltd.	250,000	4,118,802

Italy - 4.63%
Eni SpA	140,000	5,173,360
Intesa Sanpaolo SpA (a)	1,550,000	11,933,519
Mediaset SpA (a)	300,000	3,088,149
UniCredito Italiano SpA (a)	1,350,000	11,516,577

		31,711,605
Japan - 5.32%
Ebara Corp. (a)	900,000	4,156,375
Hitachi, Ltd. (a)	418,000	2,781,092

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Konica Minolta Holdings, Inc.	116,500	$1,972,739
Mitsubishi UFJ Financial Group, Inc. (a)	1,750,000	16,651,417
Nomura Holdings, Inc. (a)	220,000	3,685,163
Sumitomo Mitsui Financial Group, Inc. (a)	922	7,176,813

		36,423,599
Netherlands - 4.98%
ING Groep NV (a)	280,000	12,392,974
Koninklijke (Royal) Philips Electronics NV (a)	185,000	8,324,992
Reed Elsevier NV (a)	500,000	9,469,185
Royal Dutch Shell PLC, A Shares (a)	96,057	3,955,178

		34,142,329
Russia - 0.48%
Gazprom OAO, SADR	75,000	3,307,500

Singapore - 0.67%
Singapore Telecommunications, Ltd. (a)	1,699,100	4,601,753

South Korea - 3.56%
Hana Financial Group, Inc.	74,999	3,536,258
Hyundai Motor Company, Ltd. (a)	50,000	4,037,589
Kookmin Bank, SADR	65,000	5,329,350
KT Corp.	41,420	2,079,713
Samsung Electronics Company, Ltd.	15,000	9,424,685

		24,407,595
Sweden - 0.65%
Svenska Cellulosa AB, ADR	240,000	4,456,799

Switzerland - 2.26%
Novartis AG	160,000	8,806,270
UBS AG	125,000	6,703,217

		15,509,487
Taiwan - 0.69%
Lite-On Technology Corp.	1,649,286	2,577,404
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,093,506	2,131,055

		4,708,459
United Kingdom - 14.78%
Aviva PLC	660,000	9,902,940
BP PLC	800,000	9,255,465
British Energy Group PLC	50,460	549,841
British Sky Broadcasting Group PLC	582,516	8,253,441
Compass Group PLC	674,830	4,154,739
GlaxoSmithKline PLC	400,000	10,576,509
HSBC Holdings PLC (a)	550,000	10,066,609
Kingfisher PLC	1,150,000	4,191,869
Old Mutual PLC (a)	1,500,000	4,901,931
Pearson PLC	400,000	6,177,106
Royal Bank of Scotland Group PLC	450,000	4,816,308
Royal Dutch Shell PLC, B Shares	200,000	8,203,522
Standard Life PLC	700,000	4,117,051
Vodafone Group PLC	3,000,000	10,794,645
Yell Group PLC	600,000	5,247,482

		101,209,458

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States - 30.95%
American International Group, Inc.	180,000	$12,177,000
Amgen, Inc. *	240,000	13,576,800
Boston Scientific Corp. *	600,000	8,370,000
Cadence Design Systems, Inc. *	192,596	4,273,705
Chico's FAS, Inc. *	240,000	3,372,000
Comcast Corp., Special Class A *	300,000	7,188,000
Eastman Kodak Company (a)	200,000	5,352,000
El Paso Corp.	300,000	5,091,000
Expedia, Inc. *	110,000	3,506,800
General Electric Company	300,000	12,420,000
Harley-Davidson, Inc.	100,000	4,621,000
Interpublic Group of Companies, Inc. *	450,000	4,671,000
Merck & Company, Inc.	92,610	4,787,011
Microsoft Corp.	600,000	17,676,000
News Corp., Class A	650,000	14,293,500
Oracle Corp. *	600,000	12,990,000
Pfizer, Inc.	550,000	13,436,500
Pitney Bowes, Inc.	80,000	3,633,600
Quest Diagnostics, Inc.	110,000	6,354,700
Sprint Nextel Corp.	630,000	11,970,000
Tenet Healthcare Corp. *	648,944	2,180,452
Time Warner, Inc.	750,000	13,770,000
Torchmark Corp.	68,900	4,293,848
Tyco International, Ltd.	100,000	4,434,000
United Parcel Service, Inc., Class B	130,000	9,763,000
Viacom, Inc., Class B *	200,000	7,794,000

		211,995,916

TOTAL COMMON STOCKS (Cost $568,448,271)		$611,983,463

SHORT TERM INVESTMENTS - 30.92%
John Hancock Cash Investment Trust (c)	$141,878,651	$141,878,651
Paribas Corp. Time Deposit
5.15% due 10/01/2007	69,930,000	69,930,000

TOTAL SHORT TERM INVESTMENTS
(Cost $211,808,651)		$211,808,651

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$67,023 on 10/01/2007,
collateralized by $70,000 Federal
Home Loan Bank, 5.375% due
03/09/2009 (valued at $70,175,
including interest)	$67,000	$67,000

TOTAL REPURCHASE AGREEMENTS
(Cost $67,000)		$67,000

Total Investments (Global Trust)
(Cost $780,323,922) - 120.28%		$823,859,114
Liabilities in Excess of Other Assets - (20.28)%		(138,929,011)

TOTAL NET ASSETS - 100.00%		$684,930,103

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Banking	9.85%
Insurance	8.47%
Pharmaceuticals	5.99%
Telecommunications Equipment & Services	4.75%
International Oil	4.55%

Growth & Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.72%

Aerospace - 3.11%
Boeing Company	450,900	$47,339,991
Raytheon Company	268,800	17,154,816

		64,494,807
Agriculture - 1.16%
Archer-Daniels-Midland Company	359,500	11,892,260
Monsanto Company	141,000	12,089,340

		23,981,600
Apparel & Textiles - 0.85%
Polo Ralph Lauren Corp., Class A	227,000	17,649,250

Banking - 3.00%
Bank of America Corp.	523,400	26,311,318
Wachovia Corp.	716,800	35,947,520

		62,258,838
Broadcasting - 3.33%
Liberty Global, Inc., Class A * (a)	284,600	11,674,292
Liberty Media Corp. - Capital, Series A *	127,000	15,853,410
News Corp., Class A	1,887,500	41,506,125

		69,033,827
Building Materials & Construction - 0.27%
American Standard Companies, Inc.	155,800	5,549,596

Business Services - 1.57%
Accenture, Ltd., Class A	345,800	13,918,450
NCR Corp. *	247,800	12,340,440
Robert Half International, Inc.	207,500	6,195,950

		32,454,840
Cable & Television - 0.58%
DIRECTV Group, Inc. *	492,400	11,955,472

Cellular Communications - 0.50%
NII Holdings, Inc. *	125,400	10,301,610

Chemicals - 1.20%
Dow Chemical Company	578,700	24,918,822

Colleges & Universities - 0.42%
ITT Educational Services, Inc. *	70,700	8,603,483

Computers & Business Equipment - 5.03%
Apple, Inc. *	118,300	18,163,782
Hewlett-Packard Company	586,600	29,206,814
International Business Machines Corp.	482,600	56,850,280

		104,220,876

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries - 0.71%
Procter & Gamble Company	210,500	$14,806,570

Crude Petroleum & Natural Gas - 3.05%
Devon Energy Corp.	170,700	14,202,240
EOG Resources, Inc.	113,600	8,216,688
Occidental Petroleum Corp.	638,100	40,889,448

		63,308,376
Electrical Utilities - 2.87%
Constellation Energy Group	306,600	26,303,214
Edison International	118,800	6,587,460
Mirant Corp. *	206,200	8,388,216
Public Service Enterprise Group, Inc.	206,800	18,196,332

		59,475,222
Electronics - 0.45%
Agilent Technologies, Inc. *	86,000	3,171,680
Arrow Electronics, Inc. *	147,200	6,258,944

		9,430,624
Financial Services - 10.00%
American Express Company	277,200	16,457,364
Ameriprise Financial, Inc.	139,300	8,791,223
Citigroup, Inc.	1,281,800	59,821,606
Federal Home Loan Mortgage Corp.	299,700	17,685,297
Federal National Mortgage Association	96,200	5,849,922
Goldman Sachs Group, Inc.	101,300	21,955,762
JP Morgan Chase & Company	1,193,400	54,681,588
Merrill Lynch & Company, Inc.	94,600	6,743,088
Morgan Stanley	242,100	15,252,300

		207,238,150
Food & Beverages - 1.20%
PepsiCo, Inc.	339,900	24,901,074

Gas & Pipeline Utilities - 0.50%
Global Industries, Ltd. *	398,700	10,270,512

Healthcare Products - 0.92%
Baxter International, Inc.	101,700	5,723,676
Medtronic, Inc.	235,300	13,273,273

		18,996,949
Healthcare Services - 3.98%
HLTH Corp. * (a)	288,800	4,092,296
Humana, Inc. *	480,100	33,549,388
McKesson Corp.	517,700	30,435,583
WellCare Health Plans, Inc. *	135,800	14,317,394

		82,394,661
Holdings Companies/Conglomerates - 3.06%
General Electric Company	1,533,300	63,478,620

Household Appliances - 0.23%
Whirlpool Corp.	53,200	4,740,120

Household Products - 0.66%
Jarden Corp. *	172,900	5,349,526
Newell Rubbermaid, Inc.	287,000	8,271,340

		13,620,866

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery - 4.00%
AGCO Corp. * (a)	556,400	$28,248,428
Caterpillar, Inc.	420,500	32,979,815
Cummins, Inc.	169,200	21,638,988

		82,867,231
Insurance - 6.46%
ACE, Ltd.	165,000	9,994,050
Aetna, Inc.	336,900	18,283,563
Axis Capital Holdings, Ltd.	372,500	14,493,975
CIGNA Corp.	605,400	32,261,766
Everest Re Group, Ltd.	122,000	13,449,280
Hartford Financial Services Group, Inc.	418,000	38,685,900
MetLife, Inc.	95,000	6,624,350

		133,792,884
International Oil - 5.48%
Exxon Mobil Corp.	1,122,100	103,861,576
Royal Dutch Shell PLC, ADR	119,400	9,812,292

		113,673,868
Internet Software - 1.51%
Check Point Software Technologies, Ltd. *	704,200	17,731,756
Symantec Corp. *	704,000	13,643,520

		31,375,276
Investment Companies - 0.91%
iShares Russell 1000 Index Fund	228,600	18,960,084

Leisure Time - 1.14%
Royal Caribbean Cruises, Ltd.	483,000	18,851,490
Walt Disney Company	138,000	4,745,820

		23,597,310
Metal & Metal Products - 0.50%
Reliance Steel & Aluminum Company	184,600	10,437,284

Mining - 1.12%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	220,500	23,128,245

Paper - 0.26%
Plum Creek Timber Company, Inc.	121,500	5,438,340

Petroleum Services - 3.36%
Diamond Offshore Drilling, Inc.	141,000	15,973,890
Halliburton Company	891,800	34,245,120
Tesoro Corp.	217,000	9,986,340
Valero Energy Corp.	141,900	9,532,842

		69,738,192
Pharmaceuticals - 5.76%
AmerisourceBergen Corp.	470,400	21,323,232
Bristol-Myers Squibb Company	750,100	21,617,882
Merck & Company, Inc.	350,000	18,091,500
Mylan Laboratories, Inc.	225,300	3,595,788
Pfizer, Inc.	572,100	13,976,403
Schering-Plough Corp.	1,289,900	40,799,537

		119,404,342

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate - 0.46%
Boston Properties, Inc., REIT	28,500	$2,961,150
Simon Property Group, Inc., REIT	34,700	3,470,000
Vornado Realty Trust, REIT	27,500	3,007,125

		9,438,275
Retail Trade - 4.08%
Gap, Inc.	841,000	15,508,040
J.C. Penney Company, Inc.	393,300	24,923,421
Kohl's Corp. *	176,000	10,090,080
NBTY, Inc. *	182,100	7,393,260
RadioShack Corp.	388,800	8,032,608
Target Corp.	294,200	18,702,294

		84,649,703
Semiconductors - 3.13%
Applied Materials, Inc.	370,000	7,659,000
Broadcom Corp., Class A *	241,900	8,814,836
Emulex Corp. *	374,000	7,169,580
Intel Corp.	562,800	14,554,008
Teradyne, Inc. *	1,030,800	14,225,040
Xilinx, Inc.	472,900	12,361,606

		64,784,070
Software - 3.46%
Compuware Corp. *	1,751,100	14,043,822
Microsoft Corp.	1,329,200	39,158,232
Novell, Inc. *	2,424,200	18,520,888

		71,722,942
Telecommunications Equipment &
Services - 3.68%
CommScope, Inc. *	190,200	9,555,648
Embarq Corp.	265,100	14,739,560
Nokia Oyj, SADR	948,800	35,987,984
Verizon Communications, Inc.	360,200	15,949,656

		76,232,848
Telephone - 1.60%
AT&T, Inc.	786,000	33,255,660

Tobacco - 2.52%
Altria Group, Inc.	497,700	34,605,081
Loews Corp. - Carolina Group	213,300	17,539,659

		52,144,740
Transportation - 0.39%
C.H. Robinson Worldwide, Inc.	148,700	8,072,923

Trucking & Freight - 1.25%
United Parcel Service, Inc., Class B	346,300	26,007,130

TOTAL COMMON STOCKS (Cost $1,825,976,929)		$2,066,806,112

SHORT TERM INVESTMENTS - 0.52%
John Hancock Cash Investment Trust (c)	$10,809,677	$10,809,677

TOTAL SHORT TERM INVESTMENTS
(Cost $10,809,677)		$10,809,677

Growth & Income Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.24%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$4,862,661 on 10/01/2007,
collateralized by $4,905,000
Federal National Mortgage
Association, 5.625% due
08/21/2012 (valued at $4,960,181,
including interest)	$4,861,000	$4,861,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,861,000)		$4,861,000

Total Investments (Growth & Income Trust)
(Cost $1,841,647,606) - 100.48%		$2,082,476,789
Liabilities in Excess of Other Assets - (0.48)%		(9,946,331)

TOTAL NET ASSETS - 100.00%		$2,072,530,458

Health Sciences Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.50%

Agriculture - 1.14%
Monsanto Company	33,400	$2,863,716

Biotechnology - 12.90%
Advanced Life Sciences Holdings, Inc. *	37,800	67,662
Affymetrix, Inc. *	12,200	309,514
Amgen, Inc. *	50,500	2,856,785
Basilea Pharmaceutica AG *	2,891	657,524
BioMimetic Therapeutics, Inc. *	21,600	288,144
Biosphere Medical, Inc. *	49,224	234,799
Cardiome Pharma, Corp. *	43,100	406,864
Cephalon, Inc. *	71,000	5,187,260
Charles River Laboratories International, Inc. *	9,200	516,580
Combinatorx, Inc. *	57,900	357,822
Cougar Biotechnology, Inc. *	78,516	2,002,158
deCODE genetics, Inc. *	138,800	481,636
Dyadic International, Inc. *	42,100	200,817
Exelixis, Inc. *	94,100	996,519
Genentech, Inc. *	76,400	5,960,728
GlaxoSmithkline Pharmaceuticals, Ltd.	26,700	750,643
Human Genome Sciences, Inc. *	46,100	474,369
Illumina, Inc. *	21,400	1,110,232
Immucor, Inc. *	37,175	1,329,006
Invitrogen Corp. *	8,600	702,878
Martek Biosciences Corp. *	33,600	975,408
Medarex, Inc. *	18,300	259,128
MGI Pharma, Inc. *	117,600	3,266,928
Millipore Corp. *	8,000	606,400
Myriad Genetics, Inc. *	12,300	641,445
Neurocrine Biosciences, Inc. *	103,600	1,036,000
Panacos Pharmaceuticals, Inc. *	33,900	54,240

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Progenics Pharmaceuticals, Inc. *	6,200	$137,082
Tercica, Inc. *	79,700	494,140

		32,362,711
Chemicals - 0.96%
Bayer AG	12,400	984,124
Lonza Group AG	768	83,554
UCB SA	22,647	1,332,415

		2,400,093
Drugs & Health Care - 7.34%
Acadia Pharmaceuticals, Inc. *	85,600	1,288,280
BioMarin Pharmaceutical, Inc. *	110,700	2,756,430
Cell Genesys, Inc. *	48,700	186,034
Chugai Pharmaceutical Company, Ltd.	94,500	1,559,110
CV Therapeutics, Inc. *	39,100	351,118
Essilor International SA	13,546	847,427
ImClone Systems, Inc. *	28,100	1,161,654
Matria Healthcare, Inc. *	78,100	2,043,096
Maxygen, Inc. *	32,800	223,368
Phonak Holding AG	5,500	550,306
Qiagen NV *	55,400	1,075,314
Seattle Genetics, Inc. *	64,000	719,360
Wyeth	67,568	3,010,155
XenoPort, Inc. *	56,000	2,634,800

		18,406,452
Healthcare Products - 16.40%
Alcon, Inc.	17,300	2,489,816
Animal Health International, Inc. *	18,500	205,905
Baxter International, Inc.	43,100	2,425,668
Becton, Dickinson & Company	12,300	1,009,215
Boston Scientific Corp. *	72,000	1,004,400
Bruker BioSciences Corp. *	18,800	165,440
C.R. Bard, Inc.	16,600	1,463,954
Cerus Corp. *	62,500	545,625
Conceptus, Inc. *	118,800	2,254,824
Covidien, Ltd. *	27,525	1,142,288
Cytyc Corp. *	15,400	733,810
DENTSPLY International, Inc.	11,500	478,860
Edwards Lifesciences Corp. *	21,200	1,045,372
Gen-Probe, Inc. *	30,400	2,024,032
Henry Schein, Inc. *	55,000	3,346,200
Hologic, Inc. *	3,100	189,100
Home Diagnostics, Inc. *	30,100	288,358
IDEXX Laboratories, Inc. *	6,800	745,212
Intuitive Surgical, Inc. *	7,500	1,725,000
Johnson & Johnson	15,700	1,031,490
Masimo Corp. *	8,400	215,544
Medtronic, Inc.	33,300	1,878,453
Micrus Endovascular Corp. *	23,400	427,518
Nobel Biocare Holding AG, Series BR	4,534	1,224,434
ResMed, Inc. *	43,300	1,856,271
Respironics, Inc. *	9,800	470,694

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Sorin SpA *	140,000	$289,621
St. Jude Medical, Inc. *	69,900	3,080,493
Stereotaxis, Inc. *	95,600	1,318,324
Stryker Corp.	20,500	1,409,580
The Medicines Company *	143,700	2,559,297
TomoTherapy, Inc. *	22,100	513,383
Transition Therapeutics, Inc. *	5,977	79,441
Zimmer Holdings, Inc. *	18,300	1,482,117

		41,119,739
Healthcare Services - 13.60%
AMERIGROUP Corp. *	79,900	2,754,952
athenahealth, Inc. *	600	20,346
Cardinal Health, Inc.	58,400	3,651,752
Cerner Corp. *	25,200	1,507,212
Covance, Inc. *	33,800	2,633,020
Coventry Health Care, Inc. *	21,250	1,321,962
DaVita, Inc. *	27,700	1,750,086
Express Scripts, Inc. *	24,700	1,378,754
Health Net, Inc. *	13,900	751,295
Healthextras, Inc. *	48,900	1,360,887
Healthways, Inc. *	27,300	1,473,381
Humana, Inc. *	32,900	2,299,052
Laboratory Corp. of America Holdings *	39,700	3,105,731
McKesson Corp.	46,100	2,710,219
Medco Health Solutions, Inc. *	3,300	298,287
National Medical Health Card Systems, Inc. *	32,300	309,111
Nighthawk Radiology Holdings, Inc. *	51,700	1,267,167
Omnicare, Inc.	12,100	400,873
WebMD Health Corp. *	2,000	104,200
WellPoint, Inc. *	63,400	5,003,528

		34,101,815
Insurance - 2.44%
Aetna, Inc.	70,300	3,815,181
CIGNA Corp.	42,500	2,264,825
eHealth, Inc. *	1,900	52,630

		6,132,636
Life Sciences - 1.13%
Incyte Corp. *	270,700	1,935,505
Symyx Technologies, Inc. *	56,100	487,509
Waters Corp. *	6,200	414,904

		2,837,918
Medical-Hospitals - 2.89%
Centene Corp. *	65,900	1,417,509
Community Health Systems, Inc. *	30,800	968,352
Lifepoint Hospitals, Inc. *	28,700	861,287
Manor Care, Inc.	21,900	1,410,360
Sawai Pharmaceutical Co., Ltd.	17,300	511,567
Sunrise Senior Living, Inc. *	28,000	990,360
Vital Images, Inc. *	55,400	1,081,408

		7,240,843

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 38.17%
A&D Pharma Holding NV	78,700	$2,014,121
Abbott Laboratories	22,800	1,222,536
Alexion Pharmaceuticals, Inc. *	130,200	8,482,530
Alexza Pharmaceuticals, Inc. *	37,400	323,884
Alkermes, Inc. *	150,300	2,765,520
Allergan, Inc.	27,500	1,772,925
Allos Therapeutics, Inc. *	74,400	353,400
Altus Pharmaceuticals, Inc. *	50,200	526,598
Amicus Therapeutics Inc *	6,300	105,273
Amylin Pharmaceuticals, Inc. *	53,500	2,675,000
Array BioPharma, Inc. *	29,100	326,793
Barr Pharmaceuticals, Inc. *	43,100	2,452,821
Biocryst Pharmaceuticals, Inc. *	84,700	611,534
Biodel Inc *	38,700	659,448
Bristol-Myers Squibb Company	34,600	997,172
Cadence Pharmaceuticals, Inc. *	18,000	252,000
Celgene Corp. *	42,600	3,037,806
Cubist Pharmaceuticals, Inc. *	93,300	1,971,429
Elan Corp. PLC, SADR *	230,100	4,841,304
Eli Lilly & Company	57,627	3,280,705
EPIX Pharmaceuticals, Inc. *	41,800	169,708
Favrille, Inc. *	95,419	291,028
Fresenius AG	17,202	1,294,307
Gilead Sciences, Inc. *	267,096	10,916,214
GlaxoSmithKline PLC	36,200	957,174
Infinity Pharmaceuticals, Inc. *	45,775	414,722
Insite Vision, Inc. *	49,900	57,385
Ipsen SA	30,400	1,748,359
Medicis Pharmaceutical Corp., Class A	3,000	91,530
Merck & Company AG *	9,198	1,106,374
Merck & Company, Inc.	80,000	4,135,200
Mylan Laboratories, Inc.	6,500	103,740
Novo Nordisk AS	4,900	589,860
Onyx Pharmaceuticals, Inc. *	77,738	3,383,158
OSI Pharmaceuticals, Inc. *	92,568	3,146,386
PDL BioPharma, Inc. *	26,400	570,504
Pharmaceutical HOLDRs Trust *	3,700	296,407
Pharmasset Inc *	49,200	598,272
Pharmion Corp. *	30,700	1,416,498
Poniard Pharmaceuticals, Inc. *	93,045	527,565
Profarma Distribuidora de Produtos
Farmaceuticos SA *	69,100	1,372,225
Regeneron Pharmaceuticals, Inc. *	36,400	647,920
Rigel Pharmaceuticals, Inc. *	35,000	330,050
Roche Holdings AG	21,827	3,947,128
Schering-Plough Corp.	110,700	3,501,441
Sepracor, Inc. *	58,500	1,608,750
Shire Pharmaceuticals Group PLC, ADR	21,800	1,612,764
Shire PLC	39,600	969,573
Takeda Pharmaceutical Company, Ltd.	6,300	442,720
Teva Pharmaceutical Industries, Ltd., SADR	59,915	2,664,420
Theravance, Inc. *	57,400	1,497,566

Health Sciences Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Towa Pharmaceutical Company, Ltd.	24,100	$1,043,816
United Therapeutics Corp. *	6,700	445,818
Valeant Pharmaceuticals International *	69,800	1,080,504
Vertex Pharmaceuticals, Inc. *	85,304	3,276,527
ViroPharma, Inc. *	29,800	265,220
Warner Chilcott, Ltd., Class A *	30,800	547,316

		95,740,948
Retail Grocery - 0.28%
Shoppers Drug Mart Corp.	12,700	693,295

Retail Trade - 2.61%
CVS Caremark Corp.	164,945	6,536,770

Sanitary Services - 0.41%
Stericycle, Inc. *	18,000	1,028,880

Software - 0.23%
Allscripts Healthcare Solution, Inc. *	21,400	578,442

TOTAL COMMON STOCKS (Cost $215,744,573)		$252,044,258

WARRANTS - 0.06%

Biotechnology - 0.06%
Dyadic International, Inc.
(Expiration Date 05/30/2010; strike
price $6.33)	6,000	0
Poniard Pharmaceuticals, Inc.
(Expiration date 02/01/2011; strike
price $0.77) (e)	132,113	138,719
(Expiration date 12/03/2008; strike
price $6.00) (e)	2,400	0

		138,719
Healthcare Products - 0.00%
Mannkind Corp.
(Expiration date 08/05/2010; strike
price $12.228) (e)	21,000	0

Pharmaceuticals - 0.00%
Favrille, Inc.
(Expiration date 03/06/2011; strike
price $5.26) (e)	20,411	0

TOTAL WARRANTS (Cost $3,076)		$138,719

OPTIONS - 0.02%
United Therapeutics Corp.
Expiration 11/17/2007 at $(missing
rate)	10,100	42,925

TOTAL OPTIONS (Cost $37,969)		$42,925

SHORT TERM INVESTMENTS - 0.60%
T. Rowe Price Reserve Investment
Fund	$1,517,295	$1,517,295

TOTAL SHORT TERM INVESTMENTS
(Cost $1,517,295)		$1,517,295

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Health Sciences Trust (continued)
		Shares or
		Principal
		Amount	Value

REPURCHASE AGREEMENTS - 0.47%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$1,183,404 on 10/01/2007,
collateralized by $1,180,000
Federal Home Loan Mortgage
Corp., 4.75% due 11/03/2009
(valued at $1,210,975, including
interest)		$1,183,000	$1,183,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,183,000)			$1,183,000

Total Investments (Health Sciences Trust)
(Cost $218,485,913) - 101.65%			$254,926,197
Liabilities in Excess of Other Assets - (1.65)%			(4,133,140)

TOTAL NET ASSETS - 100.00%			$250,793,057

High Income Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 4.02%

Brazil - 4.02%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	27,025,000	$17,246,890

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $17,100,807)			$17,246,890

CORPORATE BONDS - 58.74%

Advertising - 1.13%
Vertis, Inc.
9.75% due 04/01/2009		$3,365,000	3,415,475
10.875% due 06/15/2009		1,500,000	1,443,750

			4,859,225

Aerospace - 0.07%
TransDigm, Inc.
7.75% due 07/15/2014		300,000	303,000

Air Travel - 4.64%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012		118,976	111,625
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010		512,000	502,400
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014		1,020,000	999,600
AMR Corp., Series MTNB
10.40% due 03/10/2011		4,500,000	4,561,875
Gol Finance
8.75% due 04/29/2049		3,130,000	3,106,525
Northwest Airlines
6.625% due 02/15/2023		15,810,000	1,343,850
7.625% due 11/15/2023		8,965,000	851,675
8.70% due 03/15/2049		2,220,000	222,000
8.875% due 06/01/2049		6,860,000	668,850

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Air Travel (continued)
Northwest Airlines (continued)
9.875% due 03/15/2037	$7,390,000	$739,000
10.00% due 02/01/2009 (a)	3,810,000	371,475
Northwest Airlines Corp.
zero coupon due 01/16/2017	4,640,000	394,400
United Airlines, Inc., Series 00-2
7.762% due 10/01/2049 ^	6,568,473	6,075,837

		19,949,112
Apparel & Textiles - 0.09%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)	385,000	383,075

Auto Parts - 0.11%
Federal-Mogul Corp.
7.50% due 01/15/2009 ^	550,000	451,000

Broadcasting - 5.76%
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,900,000	1,900,000
12.75% due 02/15/2014	3,700,000	3,626,000
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	2,290,000	2,272,825
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	4,105,000	3,602,137
XM Satellite Radio, Inc.
9.75% due 05/01/2014	8,070,000	8,090,175
9.8563% due 05/01/2013 (b)	5,325,000	5,258,438

		24,749,575
Building Materials & Construction - 0.26%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,050,000	1,102,500

Business Services - 2.12%
Allied Security Escrow Corp.
11.375% due 07/15/2011	1,356,000	1,356,000
Minerva Overseas, Ltd.
9.50% due 02/01/2017	3,010,000	2,972,375
MSX International UK
12.50% due 04/01/2012	1,235,000	1,197,950
West Corp.
11.00% due 10/15/2016	3,425,000	3,596,250

		9,122,575
Cable & Television - 5.98%
Adelphia Communications Corp.
7.75% due 01/15/2009 ^	3,000,000	480,000
9.875% due 03/01/2049 ^	2,050,000	328,000
10.25% due 11/01/2049 ^	1,025,000	161,438
Century Communications
8.375% due 12/15/2049	1,000,000	28,750
Charter Communications Holdings I LLC
11.75% due 05/15/2014	4,431,000	4,098,675
12.125% due 01/15/2015	1,000,000	935,000
13.50% due 01/15/2014 (a)	1,520,000	1,489,600
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	6,635,000	6,717,938

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	$1,345,000	$1,375,262
Charter Communications Operating LLC
8.00% due 04/30/2012	5,600,000	5,572,000
Charter Communications, Inc.
5.875% due 11/16/2009	459,000	593,257
Insight Communications, Inc.
12.25% due 02/15/2011	385,000	397,513
Shaw Communications, Inc.
8.25% due 04/11/2010	172,000	178,880
Young Broadcasting, Inc.
8.75% due 01/15/2014	183,000	154,635
10.00% due 03/01/2011	3,451,000	3,183,547

		25,694,495
Cellular Communications - 6.46%
American Cellular Corp.
10.00% due 08/01/2011	4,573,000	4,778,785
Centennial Communications Corp.
10.00% due 01/01/2013	2,105,000	2,226,037
10.75% due 12/15/2008	69,000	69,000
11.11% due 01/01/2013 (b)	680,000	700,400
Cricket Communications, Inc.
9.375% due 11/01/2014	990,000	1,004,850
Dobson Communications Corp.
8.375% due 11/01/2011	2,195,000	2,329,444
8.875% due 10/01/2013	4,750,000	5,058,750
9.875% due 11/01/2012	2,160,000	2,332,800
Dobson Communications Corp., Series B
8.375% due 11/01/2011	2,581,000	2,739,086
Rural Cellular Corp.
8.621% due 06/01/2013 (b)	5,060,000	5,186,500
9.875% due 02/01/2010	1,280,000	1,337,600

		27,763,252
Chemicals - 1.43%
American Pacific Corp.
9.00% due 02/01/2015	5,555,000	5,693,875
Huntsman International LLC
11.625% due 10/15/2010	59,000	62,540
Sterling Chemicals, Inc.
10.25% due 04/01/2015	350,000	353,500
Union Carbide Chemicals & Plastics
7.875% due 04/01/2023	40,000	43,246

		6,153,161
Containers & Glass - 2.38%
BWAY Corp.
10.00% due 10/15/2010	780,000	795,600
Clondalkin Acquisition BV
7.6944% due 12/15/2013 (b)	750,000	720,000
Graphic Packaging International Corp.
9.50% due 08/15/2013	2,750,000	2,825,625
Pliant Corp.
11.625% due 06/15/2009 ^	703,888	739,082
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	3,285,000	3,227,513

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Stone Container Finance
7.375% due 07/15/2014		$100,000	$95,500
Tekni Plex, Inc., Series B
12.75% due 06/15/2010		1,881,000	1,297,890
US Corrugated, Inc.
10.00% due 06/12/2013		540,000	502,200

			10,203,410

Drugs & Health Care - 0.70%
Duane Reade, Inc.
9.75% due 08/01/2011		3,145,000	3,011,338

Electrical Utilities - 0.78%
Orion Power Holdings, Inc.
12.00% due 05/01/2010		3,055,000	3,345,225

Electronics - 0.24%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009		1,884,000	1,031,490
Thomas & Betts Corp.
6.39% due 02/10/2009		11,000	11,202

			1,042,692

Energy - 0.36%
Exide Technologies, Series B
10.50% due 03/15/2013		1,600,000	1,532,000

Financial Services - 1.31%
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		1,100,000	1,083,500
Nexstar Finance, Inc.
7.00% due 01/15/2014		1,026,000	984,960
TAM Capital, Inc.
7.375% due 04/25/2017		550,000	497,750
Ucar Finance, Inc.
10.25% due 02/15/2012 (a)		2,943,000	3,068,078

			5,634,288

Food & Beverages - 1.25%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011		4,380,000	4,073,400
Constellation Brands, Inc., Series B
8.125% due 01/15/2012		260,000	264,550
Dole Food Company, Inc.
7.25% due 06/15/2010		1,111,000	1,049,895

			5,387,845

Forest Products - 0.07%
Tembec Industries, Inc.
8.50% due 02/01/2011		755,000	290,675

Gold - 0.42%
New Gold, Inc.
10.00% due 06/28/2017	CAD	2,145,000	1,787,231

Healthcare Services - 1.21%
Healthsouth Corp.
11.4091% due 06/15/2014 (b)		$5,000,000	5,212,500

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Holdings Companies/Conglomerates - 1.94%
UAL Corp.
4.50% due 06/30/2021	$5,650,000	$8,346,180

Homebuilders - 0.07%
D.R. Horton, Inc.
9.75% due 09/15/2010	18,000	17,890
Meritage Homes Corp.
7.00% due 05/01/2014	114,000	91,200
Standard Pacific Corp.
6.50% due 10/01/2008	191,000	169,990

		279,080

Hotels & Restaurants - 0.82%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	1,670,000	1,569,800
CCM Merger, Inc.
8.00% due 08/01/2013	1,993,000	1,943,175

		3,512,975

Leisure Time - 7.82%
AMC Entertainment, Inc.
8.00% due 03/01/2014	66,000	62,865
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	103,000	105,832
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	1,015,000	959,175
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015	4,500,000	4,218,750
Fontainebleau, Senior Note
7.00% due 05/31/2014	3,040,000	2,910,800
Greektown Holdings LLC
10.75% due 12/01/2013	1,250,000	1,237,500
Harrah's Operating Company, Inc.
6.50% due 06/01/2016	1,500,000	1,222,500
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	1,791,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	2,440,000	2,488,800
Majestic Star Casino LLC
9.50% due 10/15/2010	3,270,000	3,139,200
9.75% due 01/15/2011	4,870,000	4,090,800
Marquee Holdings, Inc.
zero coupon, step up to 12.00% on
08/15/2007 due 08/15/2014	855,000	722,475
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	750,000	742,500
9.75% due 04/01/2010	155,000	159,262
Scientific Games Corp.
6.25% due 12/15/2012	73,000	70,354
Seminole Hard Rock Entertainment, Inc.
8.194% due 03/15/2014 (b)	845,000	824,931
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	1,055,000	1,065,550
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	7,925,000	6,597,563
Turning Stone Resort Casino
9.125% due 09/15/2014	720,000	745,200

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Wimar Opco LLC
9.625% due 12/15/2014	$550,000	$426,250

		33,581,307
Manufacturing - 0.50%
Vitro SAB de CV
9.125% due 02/01/2017	2,175,000	2,136,938

Medical-Hospitals - 0.59%
Alliance Imaging, Inc.
7.25% due 12/15/2012	2,000,000	1,915,000
Community Health Systems, Inc.
8.875% due 07/15/2015	615,000	631,913

		2,546,913
Metal & Metal Products - 0.18%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	755,000	755,000

Mining - 0.11%
Drummond Company, Inc.
7.375% due 02/15/2016	500,000	465,000

Paper - 2.56%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	710,000	678,050
6.00% due 06/20/2013	3,000,000	2,100,000
7.50% due 04/01/2028	509,000	338,485
7.75% due 06/15/2011	1,485,000	1,143,450
8.375% due 04/01/2015	1,050,000	763,875
Bowater Canada Finance Corp.
7.95% due 11/15/2011	257,000	211,382
Bowater, Inc.
9.50% due 10/15/2012	770,000	641,025
Jefferson Smurfit Corp.
8.25% due 10/01/2012	790,000	791,975
Newark Group, Inc.
9.75% due 03/15/2014	1,643,000	1,577,280
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	2,071,000	1,542,895
Pope & Talbot, Inc.
8.375% due 06/01/2013	2,200,000	1,188,000

		10,976,417
Publishing - 2.02%
Idearc, Inc.
8.00% due 11/15/2016	3,015,000	3,007,463
Quebecor World Capital Corp.
4.875% due 11/15/2008	1,935,000	1,876,950
6.125% due 11/15/2013	3,805,000	3,272,300
8.75% due 03/15/2016	590,000	535,425

		8,692,138
Real Estate - 0.30%
Realogy Corp.
10.50% due 04/15/2014	965,000	822,662
12.375% due 04/15/2015	645,000	486,975

		1,309,637

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail - 0.91%
Eye Care Centers of America
10.75% due 02/15/2015	$1,448,000	$1,542,120
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	2,629,000	2,366,100

		3,908,220

Sanitary Services - 0.52%
Allied Waste North America, Inc.
4.25% due 04/15/2034	2,340,000	2,220,075

Steel - 0.71%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	3,065,000	3,049,675

Telecommunications Equipment &
Services - 0.78%
Digicel Group, Ltd.
8.875% due 01/15/2015	1,555,000	1,461,700
Mobile Satellite Ventures LP
zero coupon, Step up to 14% on
04/01/2010 due 04/01/2013	1,210,000	726,000
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014	1,204,466	1,159,299

		3,346,999

Tobacco - 1.09%
Alliance One International, Inc.
8.50% due 05/15/2012	940,000	921,200
11.00% due 05/15/2012	1,275,000	1,354,687
North Atlantic Trading Company
10.00% due 03/01/2012	2,626,750	2,423,177

		4,699,064

Travel Services - 1.05%
Travelport LLC
9.875% due 09/01/2014	4,415,000	4,503,300

TOTAL CORPORATE BONDS (Cost $256,173,540)		$252,307,092

CONVERTIBLE BONDS - 5.96%

Air Travel - 2.63%
AMR Corp.
4.25% due 09/23/2023	8,210,000	11,319,537

Holdings Companies/Conglomerates - 3.33%
UAL Corp.
4.50% due 06/30/2021	9,675,000	14,291,910

TOTAL CONVERTIBLE BONDS (Cost $24,366,192)		$25,611,447

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.60%
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
6.8813% due 06/25/2047 (b)	1,162,350	492,536
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B2
6.8813% due 06/25/2047 (b)	344,800	146,106
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B3
6.8813% due 06/25/2047 (b)	691,334	292,947

High Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
2.4689% IO due 06/25/2047	$59,446,534	$3,339,409
Global Tower Partners Acquisition LLC, Series
2007-1A, Class G
7.8737% due 05/15/2037	540,000	503,636
Harborview Mortgage Loan Trust, Series 2007-3,
Class ES
zero coupon due 05/19/2047	82,032,158	628,059
Harborview Mortgage Loan Trust, Series 2007-4,
Class ES
zero coupon due 07/19/2047	82,155,359	731,696
Harborview Mortgage Loan Trust, Series 2007-6,
Class ES
zero coupon due 11/19/2015	58,393,610	447,076
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,820,000	1,750,185
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	1,380,000	1,303,059
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR8,
Class CX2P
zero coupon IO due 10/25/2046	42,383,358	1,536,397

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,329,128)		$11,171,106

ASSET BACKED SECURITIES - 1.21%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,545,000	1,586,887
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037	3,730,000	3,612,076

TOTAL ASSET BACKED SECURITIES
(Cost $5,290,336)		$5,198,963

COMMON STOCKS - 16.13%

Air Travel - 4.40%
Northwest Airlines Corp. *	1,061,829	18,900,556

Broadcasting - 2.36%
Canadian Satellite Radio Holdings, Inc. *	452,601	2,317,186
XM Satellite Radio Holdings, Inc., Class A *	550,200	7,796,334

		10,113,520

Cable & Television - 3.41%
Adelphia Recovery Trust, Series ACC-1 *	5,927,870	237,115
Adelphia Recovery Trust, Series Arahova *	424,950	206,100
Charter Communications, Inc., Class A *	414,100	1,068,378
Comcast Corp., Special Class A *	374,025	8,961,639
Time Warner Cable, Inc. *	126,791	4,158,745

		14,631,977

Commercial Services - 0.19%
Paragon Shipping, Inc. - Units *	4,990	79,920
Paragon Shipping, Inc. *	51,727	754,180

		834,100

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

COMMON STOCKS (continued)

International Oil - 0.22%
Dominion Petroleum, Ltd., GDR *		1,324,020	$958,220

Leisure Time - 1.23%
Fontainebleau Resorts LLC, Class A *		68,468	821,616
Isle of Capri Casinos, Inc. *		229,750	4,468,638

			5,290,254
Mining - 1.46%
Freeport-McMoRan Copper & Gold, Inc.,
Class B		59,881	6,280,918

Telecommunications Equipment &
Services - 1.41%
Chunghwa Telecom Company, Ltd., SADR (a)		327,550	6,053,130

Telephone - 1.45%
Sprint Nextel Corp.		326,900	6,211,100

TOTAL COMMON STOCKS (Cost $68,723,385)			$69,273,775

PREFERRED STOCKS - 3.98%

Cellular Communications - 0.69%
Rural Cellular Corp., PIK *		2,347	2,974,823

Containers & Glass - 0.11%
Pliant Corp., Series AA *		1,287	489,060

Mining - 3.18%
Freeport-McMoRan Copper & Gold, Inc. *		87,983	13,646,163

TOTAL PREFERRED STOCKS (Cost $16,321,643)			$17,110,046

TERM LOANS - 5.13%

Air Travel - 0.35%
Delta Airlines Inc.
7.355% due 04/30/2012		1,549,800	1,501,369

Broadcasting - 0.13%
Sirius Satellite Radio, Inc.
7.84% due 12/20/2012		560,000	548,800

Educational Services - 0.41%
Riverdeep Interactive Learning
8.10% due 11/28/2013	EUR	1,766,094	1,747,700

Leisure Time - 0.19%
East Valley Tourist Development
7.00% due 08/06/2012		$810,000	805,950

Medical-Hospitals - 1.69%
Community Health Systems, Inc.
7.32% due 07/25/2014 (f)		4,690,642	4,613,434
HCA Inc.
7.202% due 11/18/2012		2,745,000	2,668,940

			7,282,374
Newspapers - 1.40%
Star Tribune Corp.
7.587% due 03/01/2015		1,495,000	1,209,081
7.587% due 03/01/2014		3,247,488	2,626,406
Tribune Corp.
8.36% due 05/30/2014		2,700,000	2,183,625

			6,019,112

High Income Trust (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)

Real Estate - 0.33%
Realogy Corp.
8.07% due 10/10/2013		$1,500,000	$1,417,500

Trucking & Freight - 0.63%
Saint Acquisition Corp.
8.57% due 05/06/2014		3,000,000	2,709,900

TOTAL TERM LOANS (Cost $22,936,211)			$22,032,705

WARRANTS - 0.10%

Commercial Services - 0.02%
Paragon Shipping, Inc.
(Expiration Date: 11/21/2011)		11,002	78,994

Gold - 0.08%
New Gold, Inc.
(Expiration Date: 06/28/17, Strike
Price: CAD 15.00)		214,500	322,994

TOTAL WARRANTS (Cost $441,521)			$401,988

SHORT TERM INVESTMENTS - 2.22%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007		$6,300,000	$6,300,000
John Hancock Cash Investment Trust (c)		3,236,907	3,236,907

TOTAL SHORT TERM INVESTMENTS
(Cost $9,536,907)			$9,536,907

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$54,018 on 10/01/2007,
collateralized by $55,000 Federal
National Mortgage Association,
5.625% due 08/21/2012 (valued at
$55,619, including interest)		$54,000	$54,000

TOTAL REPURCHASE AGREEMENTS
(Cost $54,000)			$54,000

Total Investments (High Income Trust)
(Cost $432,273,670) - 100.10%			$429,944,919
Liabilities in Excess of Other Assets - (0.10)%			(409,736)

TOTAL NET ASSETS - 100.00%			$429,535,183

High Yield Trust
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 5.29%

Argentina - 0.13%
Republic of Argentina
2.00% due 01/03/2010 (b)	ARS	2,426,000	$925,570
7.00% due 09/12/2013		$1,141,000	993,811
8.00% due 02/26/2008 ^	EUR	450,000	214,976
8.00% due 10/30/2009 ^		1,425,000,000	324,373

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Argentina (continued)
Republic of Argentina (continued)
9.00% due 05/26/2009	EUR	300,000	$136,493
9.00% due 11/19/2008 ^		222,000	51,401
11.75% due 05/20/2011 ^		275,000	69,869

			2,716,493
Brazil - 1.53%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	3,637,000	3,220,486
8.25% due 01/20/2034		$921,000	1,160,000
8.75% due 02/04/2025		1,377,000	1,762,560
8.875% due 10/14/2019		5,960,000	7,420,200
10.00% due 07/01/2010	BRL	32,438,000	17,525,556
10.00% due 01/01/2010		1,000	543
10.50% due 07/14/2014		$575,000	727,375

			31,816,720
Colombia - 0.36%
Republic of Colombia
7.375% due 01/27/2017		414,000	450,225
7.375% due 09/18/2037		6,416,000	7,057,600

			7,507,825
Ecuador - 0.13%
Republic of Ecuador
9.375% due 12/15/2015		50,000	48,750
10.00% due 08/15/2030		2,833,000	2,549,700

			2,598,450
Indonesia - 0.34%
Republic of Indonesia
9.75% due 05/15/2037	IDR	14,208,000,000	1,613,302
10.25% due 07/15/2027		11,943,000,000	1,348,481
10.25% due 07/15/2022		18,787,000,000	2,140,917
11.00% due 09/15/2025		15,723,000,000	1,889,303

			6,992,003
Mexico - 0.39%
Government of Mexico
5.625% due 01/15/2017		$258,000	257,226
6.375% due 01/16/2013		1,403,000	1,475,255
6.625% due 03/03/2015		1,142,000	1,221,940
8.375% due 01/14/2011		273,000	300,983
10.375% due 02/17/2009		2,325,000	2,499,375
11.375% due 09/15/2016		1,675,000	2,359,237

			8,114,016
Panama - 0.53%
Republic of Panama
6.70% due 01/26/2036		7,509,000	7,715,498
9.375% due 04/01/2029		2,450,000	3,283,000

			10,998,498
Peru - 0.13%
Republic of Peru
6.55% due 03/14/2037		834,000	860,688
7.35% due 07/21/2025		194,000	221,645

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Peru (continued)
Republic of Peru (continued)
8.75% due 11/21/2033		$1,147,000	$1,506,584

			2,588,917
Russia - 0.22%
Russian Federation
11.00% due 07/24/2018		2,619,000	3,707,194
12.75% due 06/24/2028		490,000	873,425

			4,580,619
Turkey - 0.97%
Republic of Turkey
6.875% due 03/17/2036		9,982,000	9,520,333
7.00% due 06/05/2020		202,000	203,020
7.00% due 09/26/2016		475,000	483,906
7.375% due 02/05/2025		2,906,000	3,011,343
11.875% due 01/15/2030		1,910,000	2,965,275
14.00% due 01/19/2011	TRY	5,035,000	4,037,902

			20,221,779
Venezuela - 0.56%
Republic of Venezuela
5.75% due 02/26/2016		$6,671,000	5,636,995
7.65% due 04/21/2025		925,000	827,875
8.50% due 10/08/2014		433,000	434,082
9.375% due 01/13/2034		2,054,000	2,141,295
10.75% due 09/19/2013		2,420,000	2,674,100

			11,714,347

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $107,882,848)			$109,849,667

CORPORATE BONDS - 83.02%

Advertising - 0.75%
Lamar Media Corp.
6.625% due 08/15/2015		4,390,000	4,236,350
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		605,000	571,725
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		640,000	604,800
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		10,050,000	10,238,438

			15,651,313
Aerospace - 1.57%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		2,625,000	2,598,750
DRS Technologies, Inc.
6.625% due 02/01/2016		1,560,000	1,540,500
6.875% due 11/01/2013		4,625,000	4,625,000
7.625% due 02/01/2018		875,000	892,500
Hawker Beechcraft Acquisition Company LLC
9.75% due 04/01/2017		10,045,000	10,271,013
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		7,965,000	8,024,737

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Aerospace (continued)
Sequa Corp.
9.00% due 08/01/2009	$4,445,000	$4,622,800

		32,575,300
Air Travel - 1.00%
Continental Airlines, Inc.
6.541% due 09/15/2008	121,749	120,532
8.75% due 12/01/2011 (a)	3,920,000	3,763,200
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	2,445,000	2,298,300
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015	14,000,000	14,630,000

		20,812,032
Aluminum - 0.40%
Novelis, Inc.
7.25% due 02/15/2015	8,600,000	8,299,000

Apparel & Textiles - 0.50%
Levi Strauss & Company
8.875% due 04/01/2016	1,105,000	1,138,150
9.75% due 01/15/2015	8,835,000	9,276,750

		10,414,900
Auto Parts - 1.07%
Goodyear Tire & Rubber Company
9.00% due 07/01/2015	290,000	309,575
Keystone Automotive Operations
9.75% due 11/01/2013	5,455,000	4,445,825
Visteon Corp.
8.25% due 08/01/2010	19,765,000	17,393,200

		22,148,600
Auto Services - 1.62%
Ashtead Holdings PLC
8.625% due 08/01/2015	1,635,000	1,590,038
Hertz Corp.
8.875% due 01/01/2014	8,800,000	9,064,000
10.50% due 01/01/2016	12,655,000	13,667,400
Penhall International Corp.
12.00% due 08/01/2014	9,240,000	9,332,400

		33,653,838
Automobiles - 2.49%
AutoNation, Inc.
7.00% due 04/15/2014	800,000	764,000
7.36% due 04/15/2013 (b)	3,485,000	3,328,175
Ford Motor Company
4.25% due 12/15/2036	790,000	927,934
7.45% due 07/16/2031	18,990,000	14,907,150
8.90% due 01/15/2032	2,000,000	1,650,000
General Motors Corp.
7.20% due 01/15/2011	3,500,000	3,342,500
8.375% due 07/15/2033	30,520,000	26,743,150

		51,662,909
Banking - 1.70%
ATF Capital BV
9.25% due 02/21/2014	10,220,000	10,410,092

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
HSBC Bank PLC, Series EMTN
7.00% due 11/01/2011	$579,044	$579,218
HSBC Bank USA, Series BKNT
6.9704% due 11/01/2011 (b)	225,298	225,366
6.9809% due 11/01/2011 (b)	234,103	234,173
HSBK Europe BV
7.25% due 05/03/2017	9,350,000	9,396,094
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	2,434,000	2,276,033
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)	1,907,000	1,780,108
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	1,144,000	1,076,962
RSHB Capital SA for OJSC Russian Agricultural
Bank
7.175% due 05/16/2013	1,791,000	1,824,313
TuranAlem Finance BV
8.25% due 01/22/2037	5,570,000	4,706,650
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037	3,166,000	2,762,335

		35,271,344
Broadcasting - 0.49%
CanWest Media, Inc.
8.00% due 09/15/2012	226,000	221,480
CMP Susquehanna Corp.
9.875% due 05/15/2014	5,565,000	5,175,450
XM Satellite Radio, Inc.
9.75% due 05/01/2014	1,440,000	1,443,600
9.8563% due 05/01/2013 (b)	3,445,000	3,401,938

		10,242,468
Building Materials & Construction - 1.23%
Ainsworth Lumber Company, Ltd.
6.75% due 03/15/2014	1,310,000	844,950
7.25% due 10/01/2012	2,080,000	1,424,800
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	13,610,000	8,574,300
9.75% due 04/15/2012	6,560,000	6,658,400
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	12,950,000	7,964,250

		25,466,700
Business Services - 1.92%
Affinion Group, Inc.
10.125% due 10/15/2013	7,282,000	7,682,510
11.50% due 10/15/2015	7,415,000	7,785,750
Allied Security Escrow Corp.
11.375% due 07/15/2011	10,380,000	10,380,000
Sungard Data Systems, Inc.
9.125% due 08/15/2013	5,474,000	5,692,960
10.25% due 08/15/2015	8,000,000	8,360,000

		39,901,220

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television - 3.98%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	$720,000	$698,400
9.82% due 04/01/2009 (b)	100,000	103,000
Charter Communications Holdings I LLC
11.75% due 05/15/2014	15,490,000	14,328,250
12.125% due 01/15/2015	3,530,000	3,300,550
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	14,163,000	14,340,038
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	6,420,000	6,564,450
10.25% due 10/01/2013	3,030,000	3,158,775
Charter Communications Holdings LLC
11.75% due 05/15/2011	2,115,000	2,027,756
12.125% due 01/15/2012	2,260,000	2,166,775
CSC Holdings, Inc.
6.75% due 04/15/2012	5,285,000	5,086,812
7.25% due 07/15/2008	2,550,000	2,556,375
7.625% due 07/15/2018	280,000	267,400
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	2,935,000	2,942,337
8.125% due 08/15/2009	270,000	274,725
8.125% due 07/15/2009 (a)	650,000	661,375
EchoStar DBS Corp.
6.625% due 10/01/2014	8,000,000	8,040,000
7.00% due 10/01/2013	800,000	818,000
7.125% due 02/01/2016	2,195,000	2,255,363
ION Media Networks, Inc.
11.61% due 01/15/2013 (b)	1,355,000	1,382,100
ION Media Networks, Inc., Series A
11.00% due 07/31/2013	2,055,000	1,673,284
Rogers Cable, Inc.
8.75% due 05/01/2032	4,200,000	4,951,367
Univision Communications, Inc., PIK
9.75% due 03/15/2015	2,050,000	1,998,750
Videotron Ltee.
6.375% due 12/15/2015	3,422,000	3,216,680

		82,812,562
Cellular Communications - 2.31%
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	380,000	387,600
9.25% due 11/01/2014	1,985,000	2,024,700
Rogers Wireless, Inc.
7.25% due 12/15/2012	550,000	582,340
9.625% due 05/01/2011	550,000	619,562
Rural Cellular Corp.
8.25% due 03/15/2012	6,645,000	6,894,188
8.621% due 06/01/2013 (b)	4,740,000	4,858,500
9.875% due 02/01/2010	2,611,000	2,728,495
True Move Company, Ltd.
10.75% due 12/16/2013	23,134,000	23,356,086
True Move Company, Ltd., Series REGS
10.75% due 12/16/2013	800,000	807,504

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cellular Communications (continued)
UBS Luxembourg SA for OJSC Vimpel
Communications, Series REGS
8.25% due 05/23/2016	$5,587,000	$5,726,675

		47,985,650
Chemicals - 1.52%
Equistar Chemicals LP
10.125% due 09/01/2008	268,000	276,710
10.625% due 05/01/2011	666,000	695,970
Georgia Gulf Corp.
9.50% due 10/15/2014	8,760,000	8,015,400
Huntsman International LLC
7.875% due 11/15/2014	3,360,000	3,578,400
IMC Global, Inc.
7.30% due 01/15/2028	145,000	137,750
Lyondell Chemical Company
6.875% due 06/15/2017	3,600,000	3,906,000
8.00% due 09/15/2014	1,945,000	2,139,500
8.25% due 09/15/2016	1,590,000	1,792,725
Methanex Corp.
8.75% due 08/15/2012	4,405,000	4,669,300
Montell Finance Company BV
8.10% due 03/15/2027	5,330,000	4,637,100
Westlake Chemical Corp.
6.625% due 01/15/2016	1,740,000	1,653,000

		31,501,855
Coal - 0.29%
International Coal Group, Inc.
10.25% due 07/15/2014	6,000,000	5,760,000
Peabody Energy Corp.
6.875% due 03/15/2013	310,000	313,100

		6,073,100
Commercial Services - 1.01%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	13,078,000	13,535,730
PGS Solutions, Inc.
9.625% due 02/15/2015	1,765,000	1,645,863
Rental Service Corp.
9.50% due 12/01/2014 (a)	6,065,000	5,792,075

		20,973,668
Computers & Business Equipment - 0.21%
Activant Solutions, Inc.
9.50% due 05/01/2016	4,930,000	4,338,400

Construction Materials - 0.15%
Nortek, Inc.
8.50% due 09/01/2014	3,660,000	3,175,050

Containers & Glass - 2.47%
Graham Packaging Company
8.50% due 10/15/2012	640,000	635,200
9.875% due 10/15/2014	9,395,000	9,301,050
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)	10,780,000	11,076,450
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	6,735,000	6,970,725

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Owens-Brockway Glass Container, Inc. (continued)
8.75% due 11/15/2012	$1,905,000	$1,993,106
8.875% due 02/15/2009	3,200,000	3,248,000
Owens-Illinois, Inc.
7.35% due 05/15/2008	1,025,000	1,028,844
Owens-Illinois, Inc., Series 2010
7.50% due 05/15/2010	3,210,000	3,234,075
Plastipak Holdings, Inc.
8.50% due 12/15/2015	3,550,000	3,674,250
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,275,000	2,844
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	6,745,000	6,626,962
8.375% due 07/01/2012	3,595,000	3,595,000

		51,386,506
Correctional Facilities - 0.28%
Corrections Corp. of America
6.25% due 03/15/2013	3,650,000	3,595,250
6.75% due 01/31/2014	2,225,000	2,222,219

		5,817,469
Cosmetics & Toiletries - 0.09%
Playtex Products, Inc.
9.375% due 06/01/2011	1,840,000	1,902,100

Crude Petroleum & Natural Gas - 2.03%
Chesapeake Energy Corp.
6.25% due 01/15/2018	9,415,000	9,085,475
6.50% due 08/15/2017	2,565,000	2,494,463
7.00% due 08/15/2014	1,975,000	1,987,344
7.75% due 01/15/2015	35,000	36,006
Energy Partners, Ltd.
9.75% due 04/15/2014	1,570,000	1,507,200
Mariner Energy, Inc.
7.50% due 04/15/2013	2,210,000	2,143,700
8.00% due 05/15/2017	2,360,000	2,306,900
OPTI Canada, Inc.
8.25% due 12/15/2014	4,135,000	4,166,013
PetroHawk Energy Corp.
9.125% due 07/15/2013	3,180,000	3,354,900
Petrozuata Finance, Inc.
8.22% due 04/01/2017	299,000	298,252
Petrozuata Finance, Inc., Series REGS
8.22% due 04/01/2017	1,778,000	1,760,220
8.22% due 04/01/2017	3,883,000	3,921,830
Pogo Producing Company
6.875% due 10/01/2017	2,825,000	2,839,125
7.875% due 05/01/2013	2,110,000	2,183,850
W&T Offshore, Inc.
8.25% due 06/15/2014	4,245,000	4,085,812

		42,171,090
Domestic Oil - 1.93%
Exco Resources, Inc.
7.25% due 01/15/2011	9,381,000	9,334,095
Parallel Petroleum Corp.
10.25% due 08/01/2014	4,760,000	4,831,400

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Domestic Oil (continued)
Stone Energy Corp.
8.25% due 12/15/2011	$15,240,000	$15,201,900
Swift Energy Company
7.625% due 07/15/2011	1,725,000	1,729,313
Whiting Petroleum Corp.
7.00% due 02/01/2014	6,915,000	6,638,400
7.25% due 05/01/2012	2,365,000	2,323,612

		40,058,720
Educational Services - 0.66%
American Achievement Corp.
8.25% due 04/01/2012	956,000	951,220
Education Management Corp.
8.75% due 06/01/2014	5,525,000	5,663,125
10.25% due 06/01/2016	6,925,000	7,167,375

		13,781,720
Electrical Utilities - 2.47%
AES China Generating Company
8.25% due 06/26/2010	115,000	112,966
AES Corp.
8.75% due 05/15/2013	465,000	486,506
8.875% due 02/15/2011	3,100,000	3,235,625
9.00% due 05/15/2015	2,650,000	2,782,500
9.375% due 09/15/2010 (a)	5,400,000	5,697,000
9.50% due 06/01/2009	995,000	1,034,800
Edison Mission Energy
7.20% due 05/15/2019	4,280,000	4,215,800
7.625% due 05/15/2027 (a)	4,220,000	4,072,300
7.75% due 06/15/2016	4,100,000	4,243,500
Midwest Generation LLC, Series B
8.56% due 01/02/2016	3,126,327	3,345,170
Mirant Americas Generation LLC
8.30% due 05/01/2011 (a)	3,316,000	3,349,160
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	7,576,651	8,391,140
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	545,605	649,270
Orion Power Holdings, Inc.
12.00% due 05/01/2010	7,695,000	8,426,025
TECO Energy, Inc.
7.00% due 05/01/2012	25,000	25,934
TXU Corp., Series Q
6.50% due 11/15/2024	1,500,000	1,202,250

		51,269,946
Electronics - 0.49%
L-3 Communications Corp.
7.625% due 06/15/2012 (a)	3,500,000	3,578,750
L-3 Communications Corp., Series B
6.375% due 10/15/2015	6,752,000	6,633,840

		10,212,590
Energy - 2.46%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	12,330,000	11,790,563
Mirant North America LLC
7.375% due 12/31/2013	4,500,000	4,567,500

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
NRG Energy, Inc.
7.25% due 02/01/2014	$5,045,000	$5,057,612
7.375% due 02/01/2016	14,970,000	15,007,425
7.375% due 01/15/2017	3,885,000	3,885,000
Sonat, Inc.
7.625% due 07/15/2011	4,350,000	4,501,919
VeraSun Energy Corp.
9.375% due 06/01/2017	7,405,000	6,368,300

		51,178,319
Financial Services - 5.34%
AmeriCredit Corp.
8.50% due 07/01/2015	6,665,000	5,898,525
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012	3,500,000	3,381,875
E*Trade Financial Corp.
7.375% due 09/15/2013	4,336,000	4,054,160
7.875% due 12/01/2015 (a)	2,065,000	1,910,125
El Paso Performance-Linked Trust
7.75% due 07/15/2011	2,845,000	2,922,640
Ford Motor Credit Company
7.00% due 10/01/2013	7,290,000	6,587,973
8.00% due 12/15/2016	3,780,000	3,536,209
8.11% due 01/13/2012 (b)	1,840,000	1,738,634
9.875% due 08/10/2011	350,000	354,504
10.9444% due 06/15/2011 (b)	8,957,000	9,138,970
General Motors Acceptance Corp.
6.875% due 08/28/2012	4,745,000	4,450,734
8.00% due 11/01/2031	27,645,000	27,122,012
Hexion U.S. Finance Corp/Hexion Nova Scotia
Finance ULC
10.0575% due 11/15/2014 (b)	2,791,000	2,874,730
JSG Funding PLC
7.75% due 04/01/2015	3,405,000	3,319,875
LaBranche & Company, Inc.
11.00% due 05/15/2012	2,780,000	2,786,950
Leucadia National Corp.
8.125% due 09/15/2015	6,510,000	6,550,688
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,860,000	3,673,948
6.656% due 06/07/2022	1,467,000	1,381,621
Nell AF SARL
8.375% due 08/15/2015	5,780,000	5,274,250
Residential Capital Corp.
6.375% due 06/30/2010	4,020,000	3,336,600
9.19% due 04/17/2009 (b)	2,970,000	2,079,000
Residential Capital LLC
6.50% due 06/01/2012	5,295,000	4,288,950
TNK-BP Finance SA
6.625% due 03/20/2017	550,000	512,215
7.50% due 07/18/2016	1,240,000	1,231,444
TNK-BP Finance SA, Series REGS
6.625% due 03/20/2017	2,683,000	2,520,678

		110,927,310

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages - 0.66%
Del Monte Corp.
6.75% due 02/15/2015	$6,175,000	$5,928,000
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,944,000	1,837,080
8.625% due 05/01/2009	1,200,000	1,203,000
8.75% due 07/15/2013	1,950,000	1,901,250
8.875% due 03/15/2011 (a)	2,991,000	2,916,225

		13,785,555
Funeral Services - 0.25%
Service Corp. International
6.75% due 04/01/2016	810,000	784,687
7.50% due 04/01/2027	1,960,000	1,832,600
7.625% due 10/01/2018	1,690,000	1,753,375
7.875% due 02/01/2013	900,000	928,193

		5,298,855
Furniture & Fixtures - 0.58%
Norcraft Companies LP
9.00% due 11/01/2011	6,490,000	6,522,450
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	6,150,000	5,504,250

		12,026,700
Gas & Pipeline Utilities - 2.05%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,900,000	1,909,500
El Paso Corp.
7.00% due 06/15/2017	500,000	507,692
7.375% due 12/15/2012	2,000,000	2,064,000
7.75% due 01/15/2032	2,885,000	2,929,550
7.80% due 08/01/2031 (a)	5,600,000	5,685,590
7.875% due 06/15/2012 (a)	5,550,000	5,804,534
El Paso Natural Gas
7.50% due 11/15/2026	70,000	74,123
Northwest Pipeline Corp.
7.00% due 06/15/2016	3,000,000	3,116,250
Southern Natural Gas Company
8.00% due 03/01/2032	870,000	983,478
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	4,400,000	4,895,000
Williams Companies, Inc.
7.125% due 09/01/2011	255,000	264,244
7.625% due 07/15/2019	575,000	615,969
7.875% due 09/01/2021	2,505,000	2,724,187
8.125% due 03/15/2012	615,000	662,663
8.75% due 03/15/2032	8,855,000	10,194,319
Williams Companies, Inc., Series A
7.50% due 01/15/2031	190,000	197,125

		42,628,224
Healthcare Products - 1.04%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	3,585,000	3,298,200
Leiner Health Products, Inc.
11.00% due 06/01/2012	17,245,000	14,485,800

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Products (continued)
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)	$1,650,000	$1,641,750
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	2,305,000	2,281,950

		21,707,700
Healthcare Services - 1.44%
DaVita, Inc.
6.625% due 03/15/2013	535,000	530,988
7.25% due 03/15/2015	7,570,000	7,588,925
U.S. Oncology Holdings, Inc., PIK
10.7594% due 03/15/2012 (b)	8,545,000	7,605,050
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	4,805,000	3,591,737
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	10,955,000	10,626,350

		29,943,050
Holdings Companies/Conglomerates - 0.23%
Ashtead Capital, Inc.
9.00% due 08/15/2016	4,920,000	4,852,350

Homebuilders - 0.53%
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	280,000	215,600
8.625% due 01/15/2017 (a)	7,175,000	5,919,375
KB Home
7.75% due 02/01/2010	5,018,000	4,754,555
Toll Corp.
8.25% due 12/01/2011	65,000	63,131

		10,952,661
Hotels & Restaurants - 1.00%
Buffets, Inc.
12.50% due 11/01/2014	7,765,000	5,435,500
CCM Merger, Inc.
8.00% due 08/01/2013	4,205,000	4,099,875
Denny's Corp.
10.00% due 10/01/2012	730,000	753,725
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,900,000	4,017,000
OSI Restaurant Partners, Inc.
10.00% due 05/15/2015	3,350,000	2,964,750
Sbarro, Inc.
10.375% due 02/01/2015	3,855,000	3,508,050

		20,778,900
Household Products - 0.31%
Jarden Corp.
7.50% due 05/01/2017	5,575,000	5,393,813
Yankee Acquisition Corp., Series B
9.75% due 02/15/2017	1,085,000	1,025,325

		6,419,138
Industrial Machinery - 0.53%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	11,325,000	11,041,875

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance - 0.15%
Crum & Forster Holdings Corp.
7.75% due 05/01/2017	$3,200,000	$3,040,000

International Oil - 1.65%
Corral Finans AB, PIK
10.36% due 04/15/2010 (b)	4,894,323	4,649,607
Gaz Capital for Gazprom
6.212% due 11/22/2016	1,480,000	1,466,976
6.51% due 03/07/2022	3,710,000	3,672,529
Gaz Capital for Gazprom, Series REGs
6.51% due 03/07/2022	1,827,000	1,805,076
Gazprom OAO, Series A6
zero coupon, Step up to 14.00% on
08/06/2009 due 08/06/2009	49,800,000	1,985,319
OAO Gazprom, Series A7
6.79% due 10/29/2009	123,670,000	4,863,171
OAO Gazprom, Series A8
7.00% due 10/27/2011	41,220,000	1,639,130
Pemex Project Funding Master Trust
6.625% due 06/15/2035	3,650,000	3,761,237
9.125% due 10/13/2010	1,150,000	1,271,325
Petroplus Finance, Ltd.
6.75% due 05/01/2014	2,170,000	2,083,200
7.00% due 05/01/2017	3,970,000	3,771,500
Western Oil Sands, Inc.
8.375% due 05/01/2012	3,000,000	3,311,250

		34,280,320
Leisure Time - 3.90%
AMC Entertainment, Inc.
11.00% due 02/01/2016	1,568,000	1,669,920
Boyd Gaming Corp.
6.75% due 04/15/2014	6,875,000	6,737,500
7.75% due 12/15/2012 (a)	220,000	226,050
Caesars Entertainment, Inc.
7.00% due 04/15/2013	1,940,000	2,022,450
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	2,940,000	2,892,225
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015	2,910,000	2,837,250
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015	3,790,000	3,553,125
Herbst Gaming, Inc.
7.00% due 11/15/2014	175,000	143,500
8.125% due 06/01/2012	3,700,000	3,316,125
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	6,308,000	6,654,940
Las Vegas Sands Corp.
6.375% due 02/15/2015	3,900,000	3,773,250
Mandalay Resort Group
7.625% due 07/15/2013	1,000,000	982,500
MGM Mirage, Inc.
5.875% due 02/27/2014	1,025,000	944,281
6.625% due 07/15/2015	245,000	232,444
6.75% due 09/01/2012	2,085,000	2,051,119
7.50% due 06/01/2016	1,120,000	1,113,000

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
MGM Mirage, Inc. (continued)
7.625% due 01/15/2017	$4,180,000	$4,138,200
8.375% due 02/01/2011	3,850,000	4,013,625
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	3,415,000	3,423,537
Park Place Entertainment Corp.
7.875% due 03/15/2010	2,510,000	2,560,200
8.125% due 05/15/2011	10,000	10,200
8.875% due 09/15/2008	350,000	357,438
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	1,975,000	1,999,688
8.75% due 10/01/2013	4,750,000	4,892,500
River Rock Entertainment Authority
9.75% due 11/01/2011	580,000	598,850
Seneca Gaming Corp.
7.25% due 05/01/2012	3,005,000	3,027,537
Snoqualmie Entertainment Authority
9.0625% due 02/01/2014 (b)	1,450,000	1,410,125
9.125% due 02/01/2015	1,295,000	1,275,575
Station Casinos, Inc.
6.00% due 04/01/2012	400,000	380,000
6.50% due 02/01/2014	2,340,000	2,059,200
6.625% due 03/15/2018	2,517,000	2,107,987
6.875% due 03/01/2016	730,000	635,100
7.75% due 08/15/2016	4,958,000	4,908,420
Warner Music Group
7.375% due 04/15/2014	4,640,000	4,036,800

		80,984,661
Liquor - 0.19%
Constellation Brands, Inc.
7.25% due 09/01/2016	3,925,000	3,925,000

Manufacturing - 0.21%
Koppers, Inc.
9.875% due 10/15/2013	4,220,000	4,462,650

Medical-Hospitals - 3.51%
Community Health Systems, Inc.
8.875% due 07/15/2015	9,695,000	9,961,612
HCA, Inc.
5.75% due 03/15/2014 (a)	210,000	176,137
6.25% due 02/15/2013	40,000	35,400
6.375% due 01/15/2015	6,845,000	5,835,363
7.50% due 12/15/2023	2,950,000	2,407,044
7.69% due 06/15/2025	320,000	262,827
8.75% due 09/01/2010	2,840,000	2,875,500
9.25% due 11/15/2016	5,900,000	6,268,750
9.625% due 11/15/2016	20,200,000	21,563,500
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,010,000	4,383,750
6.50% due 06/01/2012	1,780,000	1,508,550
7.375% due 02/01/2013	4,599,000	3,897,652
9.25% due 02/01/2015	3,966,000	3,499,995
9.875% due 07/01/2014	11,335,000	10,371,525

		73,047,605

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Mining - 2.07%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	$23,960,000	$26,176,300
Noranda Aluminium Holding Corp., PIK
11.1459% due 11/15/2014 (b)	6,390,000	5,942,700
Vale Overseas, Ltd.
6.875% due 11/21/2036	9,020,000	9,293,008
8.25% due 01/17/2034	1,347,000	1,594,219

		43,006,227
Office Furnishings & Supplies - 0.18%
Interface, Inc.
9.50% due 02/01/2014	1,275,000	1,332,375
10.375% due 02/01/2010	2,225,000	2,347,375

		3,679,750
Paper - 1.86%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	7,351,000	5,145,700
7.40% due 04/01/2018	5,945,000	4,042,600
7.75% due 06/15/2011	2,210,000	1,701,700
8.375% due 04/01/2015	1,650,000	1,200,375
8.55% due 08/01/2010	375,000	309,375
8.85% due 08/01/2030 (a)	665,000	458,850
Appleton Papers, Inc.
8.125% due 06/15/2011	3,775,000	3,727,812
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	5,190,000	5,177,025
NewPage Corp.
11.6063% due 05/01/2012 (b)	10,625,000	11,421,875
12.00% due 05/01/2013	1,495,000	1,603,387
Smurfit Capital Funding PLC
7.50% due 11/20/2025	1,945,000	1,867,200
Verso Paper Holdings LLC and Verson Paper Inc.,
Series B
11.375% due 08/01/2016	1,075,000	1,131,438
Verso Paper, Inc., Series B
9.125% due 08/01/2014	935,000	963,050

		38,750,387
Petroleum Services - 1.51%
Belden & Blake Corp.
8.75% due 07/15/2012	8,215,000	8,358,762
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,480,000	1,524,400
Complete Production Services, Inc.
8.00% due 12/15/2016	5,860,000	5,794,075
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	1,825,000	1,671,762
8.375% due 08/01/2066 (b)	3,670,000	3,771,850
Pride International, Inc.
7.375% due 07/15/2014	1,680,000	1,722,000
SemGroup LP
8.75% due 11/15/2015	8,430,000	8,240,325
SESI LLC
6.875% due 06/01/2014	255,000	247,350

		31,330,524

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Plastics - 0.18%
Milacron Escrow Corp.
11.50% due 05/15/2011	$3,960,000	$3,722,400

Publishing - 1.62%
Dex Media East LLC
12.125% due 11/15/2012	881,000	940,467
Dex Media West LLC
8.50% due 08/15/2010	300,000	308,250
9.875% due 08/15/2013	1,166,000	1,240,332
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	5,260,000	4,944,400
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,305,000	6,866,700
8.00% due 11/15/2013	180,000	181,350
Idearc, Inc.
8.00% due 11/15/2016	6,630,000	6,613,425
Sun Media Corp.
7.625% due 02/15/2013	405,000	397,913
TL Acquisitions, Inc.
10.50% due 01/15/2015	7,620,000	7,524,750
13.25% due 07/15/2015 (a)(b)	5,760,000	4,665,600

		33,683,187
Railroads & Equipment - 0.75%
American Railcar Industries, Inc.
7.50% due 03/01/2014	2,090,000	2,079,550
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	7,740,000	8,107,650
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,570,000	2,512,175
7.625% due 12/01/2013	1,565,000	1,533,700
Kansas City Southern Railway Company
7.50% due 06/15/2009 (a)	1,360,000	1,375,300

		15,608,375
Real Estate - 1.57%
Ashton Woods USA
9.50% due 10/01/2015	3,600,000	2,844,000
Forest City Enterprises
7.625% due 06/01/2015	197,000	185,672
Host Marriott LP, REIT
6.375% due 03/15/2015	4,280,000	4,183,700
7.125% due 11/01/2013 (a)	6,090,000	6,135,675
Kimball Hill, Inc.
10.50% due 12/15/2012	1,693,000	1,168,170
Realogy Corp.
12.375% due 04/15/2015	15,585,000	11,766,675
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	1,580,000	1,556,300
6.75% due 04/01/2017	4,860,000	4,847,850

		32,688,042
Retail - 0.92%
Eye Care Centers of America
10.75% due 02/15/2015	2,302,000	2,451,630

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Retail (continued)
Michaels Stores, Inc.
10.00% due 11/01/2014	$3,940,000	$4,038,500
Suburban Propane Partners LP
6.875% due 12/15/2013	12,900,000	12,577,500

		19,067,630
Retail Grocery - 0.25%
Delhaize America, Inc.
9.00% due 04/15/2031	4,291,000	5,111,770

Retail Trade - 1.68%
American Greetings Corp.
7.375% due 06/01/2016	490,000	475,300
Blockbuster, Inc.
9.00% due 09/01/2012	6,245,000	5,620,500
Dollar General Corp.
10.625% due 07/15/2015 (a)	7,025,000	6,603,500
Dollar General Corp., PIK
11.875% due 07/15/2017	7,300,000	6,716,000
FTD, Inc.
7.75% due 02/15/2014	2,245,000	2,132,750
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	7,975,000	8,692,750
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015	4,429,000	4,716,885

		34,957,685
Sanitary Services - 0.46%
Allied Waste North America, Inc.
6.375% due 04/15/2011	950,000	952,375
6.875% due 06/01/2017	4,350,000	4,371,750
7.25% due 03/15/2015	4,205,000	4,289,100

		9,613,225
Semiconductors - 0.54%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	5,520,000	5,326,800
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	3,625,000	3,489,062
9.50% due 10/15/2015	2,560,000	2,387,200

		11,203,062
Steel - 0.93%
Metals USA Holdings Corp., PIK
11.36% due 07/01/2012	4,780,000	4,493,200
Metals USA, Inc.
11.125% due 12/01/2015	8,680,000	9,244,200
Tube City IMS Corp.
9.75% due 02/01/2015	5,635,000	5,508,213

		19,245,613
Telecommunications Equipment &
Services - 4.55%
American Tower Corp.
7.00% due 10/15/2017	4,800,000	4,830,000
Axtel SAB de CV
7.625% due 02/01/2017	9,120,000	8,983,200
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	430,000	427,850

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Citizens Communications Company
7.05% due 10/01/2046	$1,375,000	$1,124,063
7.875% due 01/15/2027	5,540,000	5,401,500
9.25% due 05/15/2011	550,000	596,750
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022	4,871,000	4,724,870
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	6,650,000	7,182,000
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	4,925,000	5,109,687
11.25% due 06/15/2016	13,240,000	14,183,350
iPCS, Inc.
7.4813% due 05/01/2013 (b)	4,000,000	3,880,000
Level 3 Financing, Inc.
9.15% due 02/15/2015 (b)	2,420,000	2,305,050
9.25% due 11/01/2014	10,425,000	10,268,625
PAETEC Holding Corp.
9.50% due 07/15/2015	3,950,000	3,950,000
PanAmSat Corp.
9.00% due 08/15/2014	568,000	585,040
9.00% due 06/15/2016	1,150,000	1,184,500
True Move Company, Ltd.
10.375% due 08/01/2014	2,960,000	2,958,607
United States West Communications, Inc.
6.875% due 09/15/2033 (a)	16,990,000	15,885,650
Wind Acquisition Finance SA
10.75% due 12/01/2015	910,000	1,007,825

		94,588,567
Telephone - 2.26%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	2,610,000	2,283,750
Cincinnati Bell, Inc.
7.00% due 02/15/2015	2,930,000	2,827,450
Nordic Telephone Company Holdings
8.875% due 05/01/2016	8,415,000	8,877,825
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	7,320,000	7,411,500
Virgin Media, Inc.
9.125% due 08/15/2016	11,065,000	11,479,938
Virgin Media, Inc., Series S
8.75% due 04/15/2014	2,800,000	2,870,000
Windstream Corp.
8.625% due 08/01/2016	10,500,000	11,195,625

		46,946,088
Tobacco - 0.29%
Alliance One International, Inc.
8.50% due 05/15/2012	3,685,000	3,611,300
11.00% due 05/15/2012	2,270,000	2,411,875

		6,023,175
Transportation - 0.20%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,490,000	2,502,450

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Transportation (continued)
Teekay Shipping Corp.
8.875% due 07/15/2011		$1,500,000	$1,575,000

			4,077,450
Trucking & Freight - 0.54%
Saint Acquisition Corp.
12.50% due 05/15/2017 (a)		12,495,000	8,371,650
13.3075% due 05/15/2015 (b)		4,310,000	2,930,800

			11,302,450

TOTAL CORPORATE BONDS (Cost $1,760,230,425)			$1,725,446,530

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.29%

Argentina - 0.29%
Republic of Argentina
7.00% due 03/18/2004 ^	EUR	2,185,000,000	519,025
7.625 due 08/11/2007 ^		4,400,000,000	1,043,612
8.50% due 02/23/2005 ^		2,003,000	491,430
9.25% due 10/21/2002 ^		1,075,000	489,863
9.25% due 07/20/2004 ^		600,000	279,810
9.75% due 11/26/2003 ^		925,000	432,032
9.75% due 11/26/2003 ^		1,975,000	891,557
10.00% due 02/22/2007 ^		825,000	401,044
10.00% due 09/07/2007 ^		1,000,000	440,758
10.00% due 01/03/2007 ^		1,075,000,000	258,672
10.50% due 11/14/2002 ^		3,500,000	811,645

			6,059,448

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $4,770,651)			$6,059,448

COMMON STOCKS - 0.02%

Electrical Utilities - 0.00%
PNM Resources, Inc.		210	4,889

Household Products - 0.00%
Home Interiors *		8,156,736	81,567

Telecommunications Equipment &
Services - 0.02%
NEON Communications Group, Inc. *		70,306	344,498
Viatel Holding, Ltd. *		11,667	58
XO Holdings, Inc. *		5,320	18,088

			362,644

TOTAL COMMON STOCKS (Cost $8,469,581)			$449,100

PREFERRED STOCKS - 0.11%

Cable & Television - 0.00%
ION Media Networks, Inc., Series B *		13	110,500

Crude Petroleum & Natural Gas - 0.11%
Chesapeake Energy Corp. *		7,754	2,207,021

TOTAL PREFERRED STOCKS (Cost $2,073,058)			$2,317,521

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Trust (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS - 2.51%

Apparel & Textiles - 0.16%
Simmons Holdco, Inc., PIK
10.61% due 02/15/2012 (b)		$3,500,000	$3,272,500

Auto Services - 0.14%
Penhall Holdings, PIK
12.84% due 04/01/2012 (b)		3,000,000	2,953,125

Containers & Glass - 0.26%
Berry Plastics Group, Inc.
11.61% due 06/15/2014 (b)		5,500,000	5,381,173

Domestic Oil - 0.84%
Ashmore Energy
8.35% due 03/30/2014 (b)		4,740,000	4,645,200
Sandridge Energy
8.625% due 04/01/2015 (b)		13,000,000	12,805,000

			17,450,200

Gas & Pipeline Utilities - 0.23%
Stallion Oilfield Services
9.86% due 08/01/2012 (b)		5,000,000	4,875,000

Healthcare Services - 0.28%
Iasis Holdco, Inc., PIK
10.61% due 06/15/2014 (b)		6,159,094	5,912,730

Paper - 0.18%
Verso Paper Holdings, Inc.
11.61% due 02/01/2013 (b)		4,000,000	3,640,000

Telecommunications Equipment &
Services - 0.42%
Wind Acquisition Finance SA, PIK
12.65% due 12/21/2011 (b)		8,556,822	8,642,390

TOTAL TERM LOANS (Cost $52,923,593)			$52,127,118

WARRANTS - 0.01%

Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00)		346,000	128,020

TOTAL WARRANTS (Cost $107,260)			$128,020

SHORT TERM INVESTMENTS - 4.45%
Bank Negara Malaysia Monetary Notes, Series 1807
zero coupon due 11/01/2007 to
12/06/2007	MYR	6,503,000	$1,897,254
Bank Negara Malaysia Monetary Notes, Series 3007
zero coupon due 11/06/2007 to
12/21/2007		8,805,000	2,573,532
3.569% due 02/14/2008		9,566,000	2,858,280
Egypt Treasury Bills, Series 364
zero coupon due 10/30/2007 to
11/06/2007	EGP	101,800,000	18,074,747
John Hancock Cash Investment Trust (c)		$67,026,934	67,026,934

TOTAL SHORT TERM INVESTMENTS
(Cost $91,869,524)			$92,430,747

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 5.05%
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/28/2007 at
4.75% to be repurchased at
$105,041,563 on 10/01/2007,
collateralized by $110,129,000
Federal National Mortgage
Association, zero coupon due
05/16/2008 (valued at
$107,100,000, including interest)	$105,000,000	$105,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $105,000,000)		$105,000,000

Total Investments (High Yield Trust)
(Cost $2,133,326,940) - 100.75%		$2,093,808,151
Liabilities in Excess of Other Assets - (0.75)%		(15,531,624)

TOTAL NET ASSETS - 100.00%		$2,078,276,527

Income Trust
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.98%

Federal Home Loan Bank - 1.04%
5.50% due 05/01/2037 to 06/01/2037	$2,974,854	$2,912,933
Federal National Mortgage

Association - 1.94%
5.50% due 07/01/2037 ***	2,993,454	2,932,081
6.00% due 07/01/2037 ***	2,497,135	2,500,870

		5,432,951

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,243,549)		$8,345,884

CORPORATE BONDS - 34.69%

Advertising - 0.89%
Lamar Media Corp.
6.625% due 08/15/2015	200,000	193,000
R.H. Donnelley Corp.
8.875% due 10/15/2017	800,000	812,000
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013	500,000	472,500
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,000,000	1,018,750

		2,496,250

Auto Parts - 0.10%
TRW Automotive, Inc.
7.25% due 03/15/2017	300,000	292,500

Auto Services - 0.82%
Hertz Corp.
8.875% due 01/01/2014	1,250,000	1,287,500
United Rentals North America, Inc.
6.50% due 02/15/2012	1,000,000	1,012,500

		2,300,000

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Automobiles - 0.71%
Ford Motor Company
7.45% due 07/16/2031		$200,000	$157,000
General Motors Corp.
8.375% due 07/15/2033		2,100,000	1,840,125

			1,997,125

Building Materials & Construction - 0.21%
KB Home
5.75% due 02/01/2014		700,000	591,500

Cable & Television - 3.08%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		700,000	679,000
Charter Communications Holdings I LLC
11.75% due 05/15/2014		4,000,000	3,700,000
13.50% due 01/15/2014		1,300,000	1,274,000
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015		1,500,000	1,518,750
Univision Communications, Inc., PIK
9.75% due 03/15/2015		1,500,000	1,462,500

			8,634,250

Cellular Communications - 0.48%
Clear Channel Communications, Inc.
5.75% due 01/15/2013		400,000	334,792
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,000,000	1,020,000

			1,354,792

Chemicals - 0.48%
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	350,000	465,284
Lyondell Chemical Company
6.875% due 06/15/2017		$800,000	868,000

			1,333,284

Computers & Business Equipment - 0.28%
Seagate Technology HDD Holdings
6.375% due 10/01/2011		800,000	786,000

Containers & Glass - 0.07%
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		200,000	196,500

Crude Petroleum & Natural Gas - 2.10%
Chesapeake Energy Corp.
6.50% due 08/15/2017		2,000,000	1,945,000
6.875% due 11/15/2020		300,000	293,625
Mariner Energy, Inc.
7.50% due 04/15/2013		200,000	194,000
OPTI Canada, Inc.
7.875% due 12/15/2014		1,000,000	1,000,000
Plains Exploration & Production Company
7.75% due 06/15/2015		1,500,000	1,470,000
W&T Offshore, Inc.
8.25% due 06/15/2014		1,000,000	962,500

			5,865,125

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities - 0.38%
Intergen NV
9.00% due 06/30/2017	$1,000,000	$1,050,000

Electronics - 0.46%
L-3 Communications Corp.
5.875% due 01/15/2015	300,000	288,000
Sanmina-SCI Corp.
6.75% due 03/01/2013	200,000	172,000
8.11% due 06/15/2014 (b)	400,000	382,000
8.125% due 03/01/2016	500,000	432,500

		1,274,500
Energy - 2.17%
Callon Petroleum Company, Series B
9.75% due 12/08/2010	300,000	294,750
Dynegy Holdings, Inc.
7.75% due 06/01/2019	1,000,000	956,250
8.375% due 05/01/2016	3,500,000	3,517,500
Reliant Energy, Inc.
7.625% due 12/31/2014	900,000	906,750
7.875% due 12/31/2017	400,000	402,500

		6,077,750
Financial Services - 8.01%
E*TRADE Financial Corp.
8.00% due 06/15/2011	1,500,000	1,492,500
Ford Motor Credit Company
7.25% due 10/25/2011	1,000,000	937,114
7.375% due 10/28/2009	4,000,000	3,922,228
7.375% due 02/01/2011	2,000,000	1,916,446
7.875% due 06/15/2010	2,000,000	1,955,048
General Motors Acceptance Corp.
5.625% due 05/15/2009	2,000,000	1,947,102
6.75% due 12/01/2014	500,000	453,188
6.875% due 09/15/2011	1,200,000	1,141,997
7.75% due 01/19/2010	3,000,000	2,975,592
Lehman Brothers Holdings, Inc., Series MTN
6.20% due 09/26/2014	4,000,000	4,015,844
Residential Capital Corp.
6.375% due 06/30/2010	2,000,000	1,660,000

		22,417,059
Gas & Pipeline Utilities - 0.75%
El Paso Corp.
6.75% due 05/15/2009	1,485,000	1,496,293
7.75% due 01/15/2032	300,000	304,633
Sabine Pass LNG LP
7.50% due 11/30/2016	300,000	295,500

		2,096,426
Healthcare Products - 0.80%
Amgen, Inc.
0.375% due 02/01/2013	500,000	454,375
5.85% due 06/01/2017	1,800,000	1,782,843

		2,237,218
Healthcare Services - 1.64%
DaVita, Inc.
6.625% due 03/15/2013	1,500,000	1,488,750

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Healthcare Services (continued)
DaVita, Inc. (continued)
7.25% due 03/15/2015	$1,700,000	$1,704,250
U.S. Oncology Holdings, Inc., PIK
10.7594% due 03/15/2012 (b)	1,500,000	1,335,000
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	74,750

		4,602,750

Homebuilders - 0.27%
Beazer Homes USA, Inc.
6.875% due 07/15/2015	200,000	148,000
D.R. Horton, Inc.
6.50% due 04/15/2016	700,000	613,131

		761,131

International Oil - 0.40%
Pioneer Natural Resources Company
6.875% due 05/01/2018	1,200,000	1,126,754

Leisure Time - 0.17%
MGM Mirage, Inc.
6.75% due 04/01/2013	500,000	488,750

Manufacturing - 0.18%
Berry Plastics Corp.
6.50% due 06/15/2014	500,000	489,198

Medical-Hospitals - 3.32%
Community Health Systems, Inc.
8.875% due 07/15/2015	1,000,000	1,027,500
HCA, Inc.
6.50% due 02/15/2016	2,200,000	1,870,000
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,000,000	4,375,000
9.25% due 02/01/2015	2,300,000	2,029,750

		9,302,250

Petroleum Services - 0.18%
Tesoro Corp.
6.50% due 06/01/2017	500,000	496,250

Pharmaceuticals - 0.12%
Mylan Laboratories, Inc.
6.375% due 08/15/2015	300,000	322,125

Retail Grocery - 0.37%
Smithfield Foods, Inc.
7.75% due 07/01/2017	1,000,000	1,025,000

Retail Trade - 1.46%
Dollar General Corp.
10.625% due 07/15/2015	2,500,000	2,350,000
Dollar General Corp., PIK
11.875% due 07/15/2017	2,000,000	1,740,000

		4,090,000

Sanitary Services - 1.98%
Allied Waste North America, Inc.
6.375% due 04/15/2011	500,000	501,250
6.50% due 11/15/2010	1,000,000	1,007,500

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Sanitary Services (continued)
Allied Waste North America, Inc., Series B
7.125% due 05/15/2016	$1,000,000	$1,022,500
7.375% due 04/15/2014	1,000,000	1,005,000
JohnsonDiversey Holdings Inc
10.67% due 05/15/2013	2,000,000	2,020,000

		5,556,250
Semiconductors - 2.10%
Flextronics International, Ltd.
6.25% due 11/15/2014	1,250,000	1,168,750
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,500,000	1,447,500
10.125% due 12/15/2016	3,500,000	3,255,000

		5,871,250
Transportation - 0.71%
CEVA Group PLC, ADR
10.00% due 09/01/2014	2,000,000	2,000,000

TOTAL CORPORATE BONDS (Cost $97,198,438)		$97,131,987

CONVERTIBLE BONDS - 1.08%

Pharmaceuticals - 0.35%
Schering-Plough Corp.
6.00% due 08/13/2010	3,500	969,500

Semiconductors - 0.73%
Advanced Micro Devices Inc.
5.75% due 08/15/2012	2,000,000	2,055,000

TOTAL CONVERTIBLE BONDS (Cost $2,764,633)		$3,024,500

COMMON STOCKS - 36.75%

Banking - 3.14%
Bank of America Corp.	125,000	6,283,750
Wachovia Corp.	50,000	2,507,500

		8,791,250
Cellular Communications - 0.13%
Vodafone Group PLC	10,000	363,000

Chemicals - 1.87%
Dow Chemical Company	100,000	4,306,000
Lyondell Chemical Company	20,000	927,000

		5,233,000
Crude Petroleum & Natural Gas - 0.75%
Chesapeake Energy Corp.	60,000	2,115,600

Electrical Utilities - 4.94%
Ameren Corp.	40,000	2,100,000
Consolidated Edison, Inc.	50,000	2,315,000
FirstEnergy Corp.	10,000	633,400
PG&E Corp.	60,000	2,868,000
Pinnacle West Capital Corp.	30,000	1,185,300
Portland General Electric Company	50,000	1,390,000
Public Service Enterprise Group, Inc.	10,000	879,900
TECO Energy, Inc.	75,000	1,232,250

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
The Southern Company	33,600	$1,219,008

		13,822,858
Energy - 2.65%
Duke Energy Corp.	150,000	2,803,500
Progress Energy, Inc.	40,000	1,874,000
TXU Corp.	40,000	2,738,800

		7,416,300
Financial Services - 5.47%
CapitalSource, Inc.	60,000	1,214,400
Citigroup, Inc.	90,000	4,200,300
HSBC Holdings PLC	150,000	2,765,936
JP Morgan Chase & Company	40,000	1,832,800
Washington Mutual, Inc.	150,000	5,296,500

		15,309,936
Gas & Pipeline Utilities - 2.29%
AGL Resources, Inc.	40,000	1,584,800
Atmos Energy Corp.	40,000	1,132,800
Spectra Energy Corp.	60,800	1,488,384
Trans-Canada Corp.	60,000	2,196,657

		6,402,641
Gold - 0.21%
Barrick Gold Corp.	15,000	604,200

Healthcare Products - 2.11%
Johnson & Johnson	90,000	5,913,000

Homebuilders - 0.22%
KB Home	25,000	626,500

International Oil - 2.43%
BP PLC, ADR	20,000	1,387,000
Chevron Corp.	25,000	2,339,500
ConocoPhillips	35,000	3,071,950

		6,798,450
Investment Companies - 0.24%
Canadian Oil Sands Trust, ADR	20,000	662,551

Manufacturing - 0.50%
3M Company	15,000	1,403,700

Petroleum Services - 0.55%
Halliburton Company	40,000	1,536,000

Pharmaceuticals - 3.29%
Merck & Company, Inc.	60,000	3,101,400
Pfizer, Inc.	250,000	6,107,500

		9,208,900
Real Estate - 0.85%
iStar Financial, Inc., REIT	70,000	2,379,300

Retail Trade - 1.16%
Home Depot, Inc.	100,000	3,244,000

Semiconductors - 1.05%
Maxim Integrated Products, Inc.	100,000	2,935,000

Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 0.63%
Verizon Communications, Inc.	40,000	$1,771,200

Telephone - 2.11%
AT&T, Inc.	140,000	5,923,400

Trucking & Freight - 0.16%
United Parcel Service, Inc., Class B	6,000	450,600

TOTAL COMMON STOCKS (Cost $101,696,263)		$102,911,386

PREFERRED STOCKS - 1.88%

Chemicals - 0.09%
Huntsman Corp.	5,000	247,950

Energy - 0.16%
PNM Resources, Inc.	10,000	444,500

Financial Services - 1.63%
E-Trade Financial Corp.	60,000	1,111,800
Goldman Sachs Group, Inc.	105,000	1,390,200
Lehman Brothers Holdings, Inc.	22,000	1,624,920
Morgan Stanley (c)	1,700,000	450,160

		4,577,080

TOTAL PREFERRED STOCKS (Cost $5,671,995)		$5,269,530

TERM LOANS - 0.86%
Auto Parts - 0.86%
Allison Transmission, Inc.
8.0645% due 08/07/2014	2,500,000	2,418,750

TOTAL TERM LOANS (Cost $2,400,000)		$2,418,750

SHORT TERM INVESTMENTS - 22.66%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007	$63,435,000	$63,435,000

TOTAL SHORT TERM INVESTMENTS
(Cost $63,435,000)		$63,435,000

REPURCHASE AGREEMENTS - 0.58%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$1,608,549 on 10/01/2007,
collateralized by $1,600,000
Federal Home Loan Mortgage
Corp., 4.75% due 11/03/2009
(valued at $1,642,000, including
interest)	$1,608,000	$1,608,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,608,000)		$1,608,000

Total Investments (Income Trust)
(Cost $283,017,878) - 101.48%		$284,145,037
Liabilities in Excess of Other Assets - (1.48)%		(4,139,569)

TOTAL NET ASSETS - 100.00%		$280,005,468

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 67.22%

Advertising - 0.34%
Getty Images, Inc. *	21,100	$587,424
Omnicom Group, Inc.	26,600	1,279,194

		1,866,618
Aerospace - 1.07%
Alliant Techsystems, Inc. *	500	54,650
Boeing Company	19,600	2,057,804
United Technologies Corp.	45,700	3,677,936

		5,790,390
Aluminum - 0.15%
Alcoa, Inc.	20,400	798,048

Apparel & Textiles - 0.47%
Coach, Inc. *	14,800	699,596
Hanesbrands, Inc. *	65,112	1,827,043

		2,526,639
Auto Parts - 0.32%
Johnson Controls, Inc.	14,500	1,712,595

Automobiles - 0.68%
Ford Motor Company *	247,000	2,097,030
General Motors Corp.	43,600	1,600,120

		3,697,150
Banking - 2.53%
Commerce Bancorp, Inc.	16,700	647,626
Fifth Third Bancorp	48,800	1,653,344
Hudson City Bancorp, Inc.	188,400	2,897,592
SunTrust Banks, Inc.	18,400	1,392,328
Wachovia Corp.	141,730	7,107,760

		13,698,650
Biotechnology - 1.18%
Genentech, Inc. *	59,400	4,634,388
Millennium Pharmaceuticals, Inc. *	175,700	1,783,355

		6,417,743
Broadcasting - 0.35%
CBS Corp., Class B	59,600	1,877,400
Citadel Broadcasting Corp.	8,140	33,862

		1,911,262
Building Materials & Construction - 0.18%
American Standard Companies, Inc.	26,800	954,616
Business Services - 1.38%
Affiliated Computer Services, Inc., Class A *	16,700	839,008
Fluor Corp.	32,900	4,736,942
Moody's Corp.	15,500	781,200
Paychex, Inc.	28,000	1,148,000

		7,505,150
Cable & Television - 1.10%
Comcast Corp., Class A *	52,650	1,273,077
Time Warner Cable, Inc. *	17,200	564,160
Time Warner Telecom, Inc., Class A *	98,300	2,159,651
Time Warner, Inc.	61,200	1,123,632

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television (continued)
Viacom, Inc., Class B *	21,550	$839,803

		5,960,323
Chemicals - 0.63%
Potash Corp. of Saskatchewan, Inc.	32,400	3,424,680

Coal - 0.27%
Arch Coal, Inc.	43,700	1,474,438

Computers & Business Equipment - 5.24%
Brocade Communications Systems, Inc. *	263,000	2,251,280
Cisco Systems, Inc. *	312,800	10,356,808
Cognizant Technology Solutions Corp.,
Class A *	7,800	622,206
Dell, Inc. *	106,500	2,939,400
Hewlett-Packard Company	25,700	1,279,603
SanDisk Corp. *	112,900	6,220,790
Seagate Technology	136,300	3,486,554
Sun Microsystems, Inc. *	222,300	1,247,103

		28,403,744
Cosmetics & Toiletries - 0.03%
Estee Lauder Companies, Inc., Class A	3,600	152,856

Crude Petroleum & Natural Gas - 0.10%
EOG Resources, Inc.	7,700	556,941

Drugs & Health Care - 0.77%
ImClone Systems, Inc. *	71,100	2,939,274
Wyeth	27,400	1,220,670

		4,159,944
Electrical Equipment - 0.39%
Cooper Industries, Ltd., Class A	21,200	1,083,108
Emerson Electric Company	19,800	1,053,756

		2,136,864
Electrical Utilities - 0.86%
CMS Energy Corp.	68,600	1,153,852
Edison International	41,400	2,295,630
Pinnacle West Capital Corp.	15,000	592,650
The AES Corp. *	31,300	627,252

		4,669,384
Electronics - 0.85%
Agilent Technologies, Inc. *	26,400	973,632
Flextronics International, Ltd. *	120,500	1,347,190
Jabil Circuit, Inc.	99,000	2,261,160

		4,581,982
Financial Services - 6.00%
American Capital Strategies, Ltd.	29,700	1,269,081
AmeriCredit Corp. *	35,000	615,300
Capital One Financial Corp.	20,900	1,388,387
Federal Home Loan Mortgage Corp.	21,500	1,268,715
Federal National Mortgage Association	39,300	2,389,833
Goldman Sachs Group, Inc.	11,670	2,529,356
IndyMac Bancorp, Inc. (a)	65,600	1,548,816
JP Morgan Chase & Company	126,416	5,792,381

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc.	26,000	$1,604,980
SLM Corp.	72,600	3,606,042
Washington Mutual, Inc.	204,900	7,235,019
Wells Fargo & Company	92,700	3,301,974

		32,549,884
Food & Beverages - 3.16%
Kraft Foods, Inc., Class A	81,389	2,808,734
PepsiCo, Inc.	78,000	5,714,280
Sara Lee Corp.	238,700	3,983,903
Sysco Corp.	16,400	583,676
The Coca-Cola Company	39,800	2,287,306
Unilever NV	57,500	1,773,875

		17,151,774
Furniture & Fixtures - 0.15%
Leggett & Platt, Inc.	41,700	798,972

Gold - 0.46%
Barrick Gold Corp.	62,400	2,513,472

Healthcare Products - 1.40%
Baxter International, Inc.	90,000	5,065,200
Medtronic, Inc.	45,200	2,549,732

		7,614,932
Healthcare Services - 1.37%
Cerner Corp. *	16,600	992,846
DaVita, Inc. *	38,850	2,454,543
UnitedHealth Group, Inc.	81,900	3,966,417

		7,413,806
Holdings Companies/Conglomerates - 2.17%
Berkshire Hathaway, Inc., Class A *	14	1,659,140
General Electric Company	243,800	10,093,320

		11,752,460
Homebuilders - 0.08%
Lennar Corp., Class A	18,300	414,495

Hotels & Restaurants - 0.68%
McDonald's Corp.	19,000	1,034,930
Starbucks Corp. *	62,200	1,629,640
Starwood Hotels & Resorts Worldwide, Inc.	16,600	1,008,450

		3,673,020
Household Products - 0.20%
Energizer Holdings, Inc. *	7,000	775,950
Jarden Corp. *	10,100	312,494

		1,088,444
Industrial Machinery - 0.13%
Caterpillar, Inc.	8,900	698,027

Insurance - 2.90%
AFLAC, Inc.	18,800	1,072,352
Ambac Financial Group, Inc.	44,500	2,799,495
American International Group, Inc.	61,375	4,152,019
Marsh & McLennan Companies, Inc.	109,800	2,799,900
MBIA, Inc.	32,000	1,953,600

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	43,600	$846,276
RenaissanceRe Holdings, Ltd.	20,400	1,334,364
XL Capital, Ltd., Class A	9,700	768,240

		15,726,246
International Oil - 2.89%
Anadarko Petroleum Corp.	9,300	499,875
Chevron Corp.	14,855	1,390,131
ConocoPhillips	13,600	1,193,672
Exxon Mobil Corp.	25,100	2,323,256
Royal Dutch Shell PLC, ADR, Class B	10,695	878,059
Royal Dutch Shell PLC, ADR	77,100	6,336,078
Weatherford International, Ltd. *	45,600	3,063,408

		15,684,479
Internet Content - 2.20%
Google, Inc., Class A *	16,300	9,246,501
Yahoo!, Inc. *	100,100	2,686,684

		11,933,185
Internet Retail - 0.78%
eBay, Inc. *	108,400	4,229,768

Leisure Time - 1.26%
Carnival Corp.	13,300	644,119
Las Vegas Sands Corp. *	19,100	2,548,322
Walt Disney Company	106,000	3,645,340

		6,837,781
Liquor - 0.07%
Anheuser-Busch Companies, Inc.	7,600	379,924

Manufacturing - 1.46%
Danaher Corp.	29,100	2,406,861
Illinois Tool Works, Inc.	71,200	4,246,368
Siemens AG SADR	9,400	1,290,150

		7,943,379
Mining - 0.43%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	9,200	964,988
Newmont Mining Corp.	31,100	1,391,103

		2,356,091
Petroleum Services - 1.99%
Baker Hughes, Inc.	29,300	2,647,841
BJ Services Company	80,300	2,131,965
Schlumberger, Ltd.	57,100	5,995,500

		10,775,306
Pharmaceuticals - 4.10%
Allergan, Inc.	43,900	2,830,233
AstraZeneca PLC, SADR	100,900	5,052,063
Bristol-Myers Squibb Company	62,500	1,801,250
Forest Laboratories, Inc. *	109,700	4,090,713
Pfizer, Inc.	102,800	2,511,404
Sanofi-Aventis, ADR	63,700	2,702,154
Sepracor, Inc. *	41,100	1,130,250

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., SADR	47,100	$2,094,537

		22,212,604
Real Estate - 0.15%
Douglas Emmett, Inc., REIT	22,000	544,060
Host Hotels & Resorts, Inc., REIT	12,866	288,713

		832,773
Retail Trade - 3.66%
Best Buy Company, Inc.	72,700	3,345,654
Costco Wholesale Corp.	9,400	576,878
Home Depot, Inc.	49,800	1,615,512
Lowe's Companies, Inc.	202,000	5,660,040
Target Corp.	123,800	7,869,966
Urban Outfitters, Inc. *	37,100	808,780

		19,876,830
Semiconductors - 3.66%
Altera Corp.	65,200	1,570,016
Applied Materials, Inc.	226,000	4,678,200
Intel Corp.	125,900	3,255,774
KLA-Tencor Corp.	77,400	4,317,372
Lam Research Corp. *	17,200	916,072
Micron Technology, Inc. *	98,300	1,091,130
Qimonda AG, SADR *	68,100	769,530
Silicon Laboratories, Inc. *	21,000	876,960
Xilinx, Inc.	90,900	2,376,126

		19,851,180
Software - 2.27%
Microsoft Corp.	300,080	8,840,357
NAVTEQ Corp. *	10,300	803,091
SAP AG, SADR (a)	29,400	1,724,898
VeriFone Holdings, Inc. *	21,500	953,095

		12,321,441
Steel - 0.10%
Allegheny Technologies, Inc.	5,100	560,745

Telecommunications Equipment &
Services - 1.92%
American Tower Corp., Class A *	27,900	1,214,766
Corning, Inc.	45,600	1,124,040
Level 3 Communications, Inc. *	451,100	2,097,615
Polycom, Inc. *	28,600	768,196
QUALCOMM, Inc.	99,100	4,187,966
Verizon Communications, Inc.	23,100	1,022,868

		10,415,451
Telephone - 0.55%
AT&T, Inc.	71,000	3,004,010

Tobacco - 0.80%
Altria Group, Inc.	62,700	4,359,531

Trucking & Freight - 1.34%
FedEx Corp.	12,500	1,309,375

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
United Parcel Service, Inc., Class B	79,300	$5,955,430

		7,264,805

TOTAL COMMON STOCKS (Cost $301,866,124)		$364,634,832

PREFERRED STOCKS - 0.05%

Financial Services - 0.05%
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd. * (b)	250,000	237,642

TOTAL PREFERRED STOCKS (Cost $241,853)		$237,642

U.S. TREASURY OBLIGATIONS - 0.91%
Treasury Inflation Protected
Securities (d) - 0.17%
2.00% due 04/15/2012	256,628	254,763
3.00% due 07/15/2012	637,181	663,165

		917,928
U.S. Treasury Bonds - 0.34%
7.875% due 02/15/2021	75,000	97,301
8.875% due 08/15/2017	75,000	99,937
4.50% due 02/15/2036	210,000	199,090
5.00% due 05/15/2037	905,000	928,332
5.25% due 02/15/2029	150,000	157,219
6.25% due 08/15/2023	295,000	338,904

		1,820,783
U.S. Treasury Notes - 0.40%
3.625% due 06/15/2010 to 05/15/2013	530,000	519,774
3.875% due 02/15/2013	935,000	919,441
4.875% due 04/30/2011	470,000	482,154
5.625% due 05/15/2008	275,000	277,449

		2,198,818

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,866,245)		$4,937,529

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.64%

Federal Agricultural Mortgage Corp. - 0.16%
5.50% due 07/15/2011	250,000	257,593
5.125% due 03/30/2011	605,000	617,691

		875,284
Federal Home Loan Bank - 0.81%
3.25% due 12/17/2007	1,015,000	1,011,360
4.39% due 03/12/2008 (b)	915,000	915,024
5.125% due 08/14/2013	1,450,000	1,478,755
5.625% due 06/13/2016	980,000	1,009,483

		4,414,622
Federal Home Loan Mortgage Corp. - 0.85%
5.50% due 02/01/2018 to 01/01/2034	1,949,651	1,914,532
5.75% due 06/27/2016	400,000	416,331
6.00% due 04/01/2016 to 08/01/2037	1,964,248	1,972,794
6.414% due 02/01/2037	310,094	315,388

		4,619,045

The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association - 5.82%
3.50% due 02/17/2009 (b)		$1,000,000	$981,240
5.00% due 12/01/2017 to 03/01/2037		4,629,386	4,421,859
5.25% due 08/01/2012		3,175,000	3,239,799
5.50% due 09/01/2034 to 05/25/2037		18,144,203	17,793,067
6.00% due 06/01/2021 to 03/01/2037		1,580,152	1,582,338
6.25% due 05/15/2029		525,000	589,425
6.50% IO due 08/01/2037		1,338,426	1,352,811
6.625% due 09/15/2009		465,000	484,224
7.00% due 03/01/2037		931,179	949,802
7.50% due 09/01/2029 to 10/01/2031		139,444	146,091

			31,540,656

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $41,505,968)			$41,449,607

FOREIGN GOVERNMENT OBLIGATIONS - 3.59%

Argentina - 0.06%
Republic of Argentina
0.6245% due 12/15/2035 (b)		2,383,000	309,790

Australia - 0.08%
Commonwealth of Australia
6.00% due 10/14/2015	AUD	520,000	443,110

Brazil - 0.10%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	975,000	551,687

Canada - 0.14%
Government of Canada
4.50% due 06/01/2015	CAD	365,000	370,628
5.20% due 02/21/2017		$380,000	382,530

			753,158
Colombia - 0.19%
Republic of Colombia
7.375% due 01/27/2017		100,000	108,750
7.375% due 09/18/2037		450,000	495,000
10.00% due 01/23/2012		140,000	162,750
12.00% due 10/22/2015	COP	506,000,000	282,029

			1,048,529
Dominican Republic - 0.06%
Government of Dominican Republic
8.625% due 04/20/2027		$100,000	112,500
9.04% due 01/23/2018		185,806	208,753

			321,253
Finland - 0.14%
Republic of Finland
5.75% due 02/23/2011	EUR	500,000	745,137

France - 0.11%
Government of France
4.75% due 04/25/2035		400,000	576,716

Germany - 1.01%
Federal Republic of Germany
4.25% due 07/04/2014		2,925,000	4,157,641

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Germany (continued)
Federal Republic of Germany (continued)
4.50% due 07/04/2009	EUR	800,000	$1,145,140
6.25% due 01/04/2030		110,000	191,197

			5,493,978
Hungary - 0.04%
Republic of Hungary
6.00% due 10/12/2011	HUF	26,890,000	147,872
6.75% due 02/24/2017		16,050,000	91,385

			239,257
Indonesia - 0.07%
Republic of Indonesia
10.25% due 07/15/2027	IDR	3,218,000,000	363,344

Italy - 0.07%
Republic of Italy
5.375% due 06/15/2033		$400,000	389,480

Japan - 0.61%
Government of Japan
0.50% due 06/20/2013	JPY	355,000,000	2,955,685
1.50% due 09/20/2014		40,000,000	350,728

			3,306,413
Philippines - 0.02%
Republic of Philippines
7.75% due 01/14/2031		$127,000	140,652

Poland - 0.04%
Republic of Poland
5.00% due 10/24/2013	PLN	565,000	205,912

Russia - 0.03%
Russian Federation, Series REGS
7.50% due 03/31/2030		$129,350	145,894

South Korea - 0.01%
Republic of Korea
4.25% due 09/10/2014	KRW	80,000,000	80,855

Sweden - 0.23%
Kingdom of Sweden
5.125% due 03/01/2017		$380,000	375,685
6.75% due 05/05/2014	SEK	4,905,000	862,910

			1,238,595
Turkey - 0.21%
Turkey Government Bond
zero coupon due 07/16/2008	TRY	585,000	424,290
15.00% due 02/10/2010		125,000	102,157
20.00% due 10/17/2007		295,700	266,586
Republic of Turkey, Series CPI
10.00% due 02/15/2012		375,000	329,091

			1,122,124
United Kingdom - 0.35%
Government of United Kingdom
5.00% due 09/07/2014	GBP	710,000	1,442,592
6.00% due 12/07/2028		200,000	473,386

			1,915,978

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Uruguay - 0.02%
Republic of Uruguay
3.70% due 06/26/2037	UYU	1,195,000	$48,833
4.25% due 04/05/2027		1,020,000	46,212

			95,045

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $18,385,133)			$19,486,907

CORPORATE BONDS - 8.70%

Advertising - 0.14%
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013		$300,000	283,500
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		450,000	458,437

			741,937
Aerospace - 0.25%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013		871,181	918,277
7.156% due 12/15/2011		397,757	416,388

			1,334,665
Air Travel - 0.06%
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		295,000	301,269

Automobiles - 0.44%
Ford Motor Company
4.25% due 12/15/2036		973,000	1,142,886
7.45% due 07/16/2031		250,000	196,250
General Motors Corp.
7.125% due 07/15/2013		725,000	665,187
GMAC LLC
6.625% due 05/15/2012		400,000	373,242

			2,377,565
Banking - 1.57%
BAC Capital Trust XIII
6.0944% due 12/31/2049 (b)		725,000	676,313
Banco Bilbao Vizcaya Argentaria SA
5.75% due 07/20/2017		200,000	204,048
Banco Mercantil del Norte SA
6.862% due 10/13/2021		390,000	389,289
Barclays Bank PLC
6.86% due 06/15/2032 (b)		160,000	152,339
Barclays Bank, PLC
7.434% due 09/29/2049 (b)		520,000	552,593
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		550,000	507,670
CoBank ACB
5.96% due 06/15/2022 (b)		360,000	359,944
Fifth Third Capital Trust IV
6.50% due 04/01/2037 (b)		250,000	240,078
HBOS Treasury Services PLC
5.25% due 02/21/2017		100,000	99,481
HSBK Europe BV
7.75% due 05/13/2013		190,000	188,613

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	$145,000	$141,138
4.90% due 09/23/2010	220,000	214,567
Landwirtschaftliche Rentenbank
5.25% due 07/15/2011	1,125,000	1,147,424
Nationwide Building Society
5.50% due 07/18/2012	165,000	169,049
PNC Preferred Funding Trust I
6.113% due 03/15/2049 (b)	500,000	479,153
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)	440,000	413,816
Royal Bank of Scotland Group PLC
6.99% due 10/29/2049 (b)	235,000	239,397
Standard Chartered PLC
6.40% due 09/26/2017	250,000	250,385
US AgBank FCB
6.11% due 12/31/2049 (b)	400,000	403,900
Washington Mutual Bank
6.75% due 05/20/2036	250,000	244,098
Washington Mutual Preferred Funding II
6.665% due 12/31/2049 (b)	1,000,000	861,806
Wells Fargo & Company
3.50% due 04/04/2008	125,000	123,739
Zions Bancorporation
5.50% due 11/16/2015	500,000	480,150

		8,538,990
Building Materials & Construction - 0.06%
K Hovnanian Enterprises, Inc.
7.50% due 05/15/2016	400,000	318,000

Buildings - 0.01%
MDC Holdings, Inc.
5.375% due 07/01/2015	85,000	76,469

Cable & Television - 0.41%
Charter Communications Operating LLC
8.00% due 04/30/2012	210,000	208,950
8.375% due 04/30/2014	750,000	753,750
Comcast Corp.
5.875% due 02/15/2018	130,000	127,873
6.45% due 03/15/2037	130,000	128,340
6.95% due 08/15/2037	125,000	131,201
Cox Communications, Inc.
7.75% due 11/01/2010	125,000	133,210
News America, Inc.
6.40% due 12/15/2035	150,000	144,864
Time Warner, Inc.
7.625% due 04/15/2031	385,000	418,759
Viacom, Inc.
6.875% due 04/30/2036	160,000	159,334

		2,206,281
Cellular Communications - 0.13%
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	90,000	113,944

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cellular Communications (continued)
US Unwired, Inc., Series B
10.00% due 06/15/2012	$530,000	$568,348

		682,292

Chemicals - 0.02%
Rohm & Haas Company
6.00% due 09/15/2017	130,000	130,378

Computers & Business Equipment - 0.02%
Cisco Systems, Inc.
5.25% due 02/22/2011	125,000	126,163

Crude Petroleum & Natural Gas - 0.08%
Apache Corp.
6.00% due 01/15/2037	125,000	120,324
XTO Energy, Inc.
6.10% due 04/01/2036	340,000	328,867

		449,191

Domestic Oil - 0.06%
EOG Resources, Inc.
5.875% due 09/15/2017	75,000	74,975
Marathon Oil Corp.
6.60% due 10/01/2037	240,000	246,595

		321,570

Electrical Utilities - 0.29%
AES Corp.
9.375% due 09/15/2010	920,000	970,600
Appalachian Power Company
5.55% due 04/01/2011	125,000	124,737
Edison Mission Energy
7.50% due 06/15/2013	100,000	102,500
Pacific Gas & Electric Company
4.20% due 03/01/2011	150,000	145,056
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	170,000	169,053
Virginia Electric and Power Company
5.95% due 09/15/2017	50,000	49,927

		1,561,873

Electronics - 0.03%
Koninklijke Philips Electronics NV
7.20% due 06/01/2026	125,000	136,969

Energy - 0.17%
Energy East Corp.
6.75% due 07/15/2036	375,000	382,744
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014	290,000	284,067
6.875% due 03/01/2033	250,000	255,594

		922,405

Financial Services - 1.81%
American General Finance Corp., Series MTN
6.50% due 09/15/2017	100,000	101,265
Capital One Financial Corp.
6.25% due 11/15/2013	435,000	431,588
Capmark Financial Group, Inc.
5.875% due 05/10/2012	125,000	113,841

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Countrywide Financial Corp.
5.80% due 06/07/2012	$400,000	$374,914
6.25% due 05/15/2016	280,000	253,390
Countrywide Home Loans, Inc.
5.625% due 07/15/2009	20,000	18,783
Countrywide Home Loans, Inc., Series MTNH
6.25% due 04/15/2009	45,000	42,779
Downey Financial Corp.
6.50% due 07/01/2014	370,000	371,161
Ford Motor Credit Company LLC
8.625% due 11/01/2010	250,000	247,841
General Motors Acceptance Corp.
7.00% due 02/01/2012	450,000	427,215
Goldman Sachs Group, Inc.
5.25% due 04/01/2013	250,000	245,482
International Lease Finance Corp.
5.00% due 04/15/2010	250,000	248,934
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	60,000	56,048
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036	355,000	348,973
Lehman Brothers Holdings, Inc.
6.50% due 07/19/2017	250,000	253,734
6.875% due 07/17/2037	400,000	396,789
Lehman Brothers Holdings, Inc., Series MTN
5.63% due 11/16/2009 (b)	430,000	419,575
5.75% due 04/25/2011	350,000	351,197
Merrill Lynch & Company, Inc.
6.11% due 01/29/2037	775,000	729,435
Morgan Stanley
5.61% due 01/09/2012 (b)	500,000	489,822
Nationwide Financial Services
6.75% due 05/15/2037	290,000	279,633
Northern Rock PLC
5.625% due 06/22/2017	100,000	100,332
PCCW HKT Capital, Ltd.
8.00% due 11/15/2011	350,000	380,244
Private Export Funding Corp.
5.00% due 12/15/2016	630,000	630,576
QBE Capital Funding II LP
6.797% due 06/01/2049	200,000	196,113
Reliastar Financial Corp.
6.50% due 11/15/2008	280,000	282,547
Residential Capital Corp.
6.50% due 04/17/2013	260,000	209,950
7.46% due 04/17/2009 (b)	120,000	102,000
SLM Corp., Series A
5.00% due 04/15/2015	125,000	104,839
SMFG Preferred Capital
6.078% due 01/29/2049 (b)	240,000	221,926
The Charles Schwab Corp., Series MTN
6.375% due 09/01/2017	125,000	124,088
Toll Brothers Finance Corp.
4.95% due 03/15/2014	40,000	35,069
5.15% due 05/15/2015	15,000	12,847
5.95% due 09/15/2013	25,000	22,900

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Twin Reefs Pass Through Trust
6.82% due 12/10/2049 (b)	$700,000	$554,743
Unicredit Luxembourg Finance SA
5.584% due 01/13/2017 (b)	200,000	199,599
Washington Mutual, Inc.
5.25% due 09/15/2017	500,000	458,830

		9,839,002
Food & Beverages - 0.12%
Delhaize Group
6.50% due 06/15/2017	50,000	50,427
Kroger Company
6.40% due 08/15/2017	120,000	122,361
Tyson Foods, Inc.
6.60% due 04/01/2016	470,000	484,343

		657,131
Gas & Pipeline Utilities - 0.20%
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	160,000	152,174
6.00% due 02/01/2017	335,000	331,205
6.50% due 02/01/2037	130,000	124,421
TransCanada Pipelines, Ltd., ADR
6.35% due 05/15/2067 (b)	170,000	163,156
Williams Companies, Inc.
8.125% due 03/15/2012	300,000	323,250

		1,094,206
Healthcare Products - 0.06%
Boston Scientific Corp.
6.25% due 11/15/2035	100,000	86,750
Cardinal Health, Inc.
5.80% due 10/15/2016	250,000	246,115

		332,865
Holdings Companies/Conglomerates - 0.05%
General Electric Company
5.00% due 02/01/2013	250,000	247,816

Homebuilders - 0.02%
Centex Corp.
5.25% due 06/15/2015	115,000	97,833
6.50% due 05/01/2016	35,000	31,925

		129,758
Hotels & Restaurants - 0.07%
Seminole Tribe of Florida
5.798% due 10/01/2013	205,000	206,944
Wyndham Worldwide Corp.
6.00% due 12/01/2016	170,000	164,638

		371,582
Insurance - 0.55%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	70,000	72,079
Allstate Corp.
6.125% due 05/15/2037 (b)	210,000	205,897
Assured Guaranty U.S. Holdings, Inc., Series A
6.40% due 12/15/2066 (b)	75,000	73,569

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
AXA SA
6.379% due 12/14/2049 (b)	$700,000	$631,144
Catlin Insurance Company, Ltd.
7.249% due 12/01/2049 (b)	250,000	235,804
CNA Financial Corp.
7.25% due 11/15/2023	100,000	103,395
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	150,000	136,837
7.50% due 08/15/2036	150,000	153,755
7.80% due 03/15/2037	330,000	321,159
Lincoln National Corp.
6.20% due 12/15/2011	140,000	145,083
Monumental Global Funding III
5.56% due 01/15/2014 (b)	360,000	350,523
Nationwide Mutual Insurance Company
7.875% due 04/01/2033	60,000	67,999
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	510,000	476,354

		2,973,598

International Oil - 0.33%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	250,000	244,044
Husky Energy, Inc.
6.80% due 09/15/2037	480,000	492,569
Pemex Project Funding Master Trust
5.75% due 12/15/2015	315,000	315,193
Pemex Project Funding Master Trust, Series REGS
5.9475% due 12/03/2012 (b)	740,000	738,890

		1,790,696

Investment Companies - 0.16%
Temasek Financial I, Ltd., Series REGS
4.50% due 09/21/2015	930,000	882,716
Leisure Time - 0.16%
Boyd Gaming Corp.
6.75% due 04/15/2014	900,000	882,000
Manufacturing - 0.05%
Atlas Copco AB, ADR
5.60% due 05/22/2017	125,000	123,354
Tyco International Group SA
6.875% due 01/15/2029	105,000	105,394
7.00% due 06/15/2028	55,000	59,814

		288,562

Medical-Hospitals - 0.09%
Tenet Healthcare Corp.
9.875% due 07/01/2014	500,000	457,500

Metal & Metal Products - 0.01%
Freeport-McMoRan Copper & Gold, Inc.
6.875% due 02/01/2014	70,000	71,225

Mining - 0.02%
Vale Overseas, Ltd.
6.875% due 11/21/2036	100,000	103,027

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Paper - 0.09%
Jefferson Smurfit Corp.
7.50% due 06/01/2013	$500,000	$483,750

Petroleum Services - 0.07%
Petroleum Export, Ltd.
5.265% due 06/15/2011	367,133	364,919

Pharmaceuticals - 0.08%
AstraZeneca PLC
5.40% due 09/15/2012	360,000	362,831
Hospira, Inc.
5.55% due 03/30/2012	75,000	74,911

		437,742

Real Estate - 0.19%
Brandywine Operating Partnership LP, REIT
5.70% due 05/01/2017	125,000	116,850
Developers Diversified Realty Corp., REIT
5.00% due 05/03/2010	125,000	124,983
Kimco Realty Corp., REIT
4.82% due 06/01/2014	250,000	237,707
ProLogis, REIT
5.25% due 11/15/2010	200,000	199,308
5.625% due 11/15/2015	130,000	124,593
Simon Property Group LP
5.875% due 03/01/2017	250,000	244,430

		1,047,871

Retail - 0.03%
Federated Retail Holdings, Inc.
6.375% due 03/15/2037	135,000	123,437
Limited Brands, Inc.
6.90% due 07/15/2017	30,000	30,144

		153,581

Retail Grocery - 0.24%
Albertson's LLC
7.25% due 05/01/2013	1,275,000	1,283,054

Retail Trade - 0.08%
CVS Corp.
5.298% due 01/11/2027	65,297	62,626
Home Depot, Inc.
5.49% due 12/16/2009 (b)	370,000	365,189

		427,815

Sanitary Services - 0.11%
Allied Waste North America, Inc.
6.125% due 02/15/2014	625,000	607,031

Telecommunications Equipment &
Services - 0.09%
SBC Communications, Inc.
5.625% due 06/15/2016	125,000	123,939
Verizon Communications, Inc.
5.50% due 04/01/2017	385,000	377,233

		501,172

Telephone - 0.28%
Qwest Communications International, Inc.
7.25% due 02/15/2011	900,000	910,125

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Sprint Capital Corp.
8.75% due 03/15/2032	$90,000	$103,206
Telecom Italia Capital SA
7.20% due 07/18/2036	130,000	137,572
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	360,000	377,306

		1,528,209

TOTAL CORPORATE BONDS (Cost $48,000,176)		$47,182,845

CONVERTIBLE BONDS - 0.14%
Pharmaceuticals - 0.14%
Schering-Plough Corp.
6.00% due 08/13/2010	2,800	775,600

TOTAL CONVERTIBLE BONDS (Cost $700,000)		$775,600

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.58%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	125,000	125,303
American Tower Trust, Series 2007-1A, Class B
5.537% due 04/15/2037	125,000	121,814
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	125,000	107,181
Banc of America Funding Corp.,
Series 2005-H, Class 9A1
5.9507% due 11/20/2035 (b)	350,608	352,202
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	135,893	135,540
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-10, Class A3
4.65% due 10/25/2035 (b)	875,000	854,494
Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1
5.8105% due 11/25/2035 (b)	351,139	347,971
Bear Stearns Asset Backed Securities, Inc., Series
2005-AC3, Class 2A1
5.25% due 06/25/2020	218,047	215,237
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	250,000	268,211
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2006-CD3, Class A5
5.617% due 10/15/2048	75,000	75,351
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	750,000	706,144
Countrywide Alternative Loan Trust, Series
2007-2CB, Class 1A9
5.75% due 03/25/2037	527,686	511,366
Countrywide Alternative Loan Trust, Series
2007-HY4, Class 3A1
5.91% due 06/25/2047 (b)	335,526	332,891
Countrywide Alternative Loan Trust, Series
2007-HY4, Class 4A1
5.9782% due 06/25/2047 (b)	426,605	419,106

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2005-46CB, Class A8
5.50% due 10/25/2035	$332,924	$330,974
Countrywide Alternative Loan Trust,
Series 2005-54CB, Class 1A7
5.50% due 11/25/2035	385,661	385,881
Countrywide Alternative Loan Trust,
Series 2005-62, Class 2A1
5.983% due 12/25/2035 (b)	250,879	243,431
Countrywide Alternative Loan Trust,
Series 2005-64CB, Class 1A7
5.50% due 12/25/2035	317,229	317,069
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2006-HYB5, Class 3A1B
5.9337% due 09/20/2036 (b)	95,726	96,543
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	258,595	256,183
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	660,000	663,465
Crown Castle Towers LLC,
Series 2005-1A, Class AFL
6.1325% due 06/15/2035 (b)	230,000	230,932
Crown Castle Towers LLC,
Series 2005-1A, Class AFX
4.643% due 06/15/2035	625,000	620,867
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035	825,000	808,022
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	290,000	284,861
CS First Boston Mortgage Securities Corp, Series
2003-23, Class 8A1
5.00% due 09/25/2018	180,938	178,411
CS First Boston Mortgage Securities Corp, Series
2004-C5, Class A3
4.499% due 11/15/2037	120,000	117,118
CS First Boston Mortgage Securities Corp, Series
2005-7, Class 3A1
5.00% due 08/25/2020	69,846	68,558
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	238,587	238,268
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	500,000	505,850
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	750,000	776,048
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	500,000	518,136
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	292,163	286,777
CSAB Mortgage Backed Trust,
Series 2006-2, Class A6A
5.72% due 09/25/2036	825,000	798,865

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., REMICS,
Series 2006-3233, Class PA
6.00% due 10/15/2036	$347,916	$356,446
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3312, Class PA
5.50% due 05/15/2037	123,441	122,190
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	124,900	130,339
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	223,670	233,441
First Horizon Alternative Mortgage Securities,
Series 2005-FA8, Class 1A14
5.50% due 11/25/2035	549,219	549,592
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	446,838	447,802
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	283,139	285,389
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A1
6.079% due 05/15/2033	29,267	29,601
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	500,000	516,948
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	360,000	362,031
Global Signal Trust, Series 2006-1, Class A2
5.45% due 02/15/2036	375,000	374,189
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036	300,000	297,051
GMAC Commercial Mortgage Securities, Inc,
Series 2001-C2, Class A1
6.25% due 04/15/2034	206,469	208,788
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C1, Class A1
5.988% due 04/15/2034	46,087	46,013
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	261,612	257,840
GSR Mortgage Loan Trust,
Series 2004-15F, Class 5A1
5.50% due 01/25/2020	468,263	468,905
Harborview Mortgage Loan Trust,
Series 2005-15, Class 2A12
6.2963% due 10/20/2045 (b)	239,890	233,448
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
6.165% due 10/03/2015 (b)	170,000	167,897
Indymac IMSC Mortgage Loan Trust, Series
2007-F3, Class 2A1
6.50% due 09/25/2037	460,334	466,492
Indymac Index Mortgage Loan Trust, Series
2006-AR5, Class 2A1
5.8467% due 05/25/2036 (b)	113,963	112,890

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Alternative Loan Trust,
Series 2006-S3, Class A6
6.12% due 08/25/2036	$875,000	$882,639
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	1,165,000	1,172,459
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0656% due 04/15/2045 (b)	125,000	128,528
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class A2
4.79% due 10/15/2042	415,000	411,821
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	500,000	525,213
Lehman Mortgage Trust, Series 2007-7, Class 6A4
7.00% due 08/25/2037	123,149	126,368
Lehman Mortgage Trust, Series 2007-8, Class 3A1
7.25% due 08/25/2037	675,000	680,400
MASTR Alternative Loans Trust,
Series 2004-5, Class 5A1
4.75% due 06/25/2019	660,053	644,630
Residential Accredit Loans, Inc., Series
2007-QS11, Class A1
7.00% due 10/25/2037	650,000	651,625
Residential Accredit Loans, Inc., Series
2007-QS11, Class A2
7.00% due 10/25/2037	525,000	513,107
Residential Accredit Loans, Inc., Series 2007-QS9,
Class A33
6.50% due 07/25/2037	123,138	121,445
Residential Asset Securitization Trust,
Series 2004-A6, Class A1
5.00% due 08/25/2019	1,426,256	1,392,394
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	290,000	300,449
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	30,980	30,941
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	750,000	778,380
SBA CMBS Trust, Series 2005-1A, Class A
5.369% due 11/15/2035	280,000	280,375
SBA CMBS Trust, Series 2005-1A, Class B
5.565% due 11/15/2035	250,000	247,463
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-2, Class 5A1
6.00% due 03/25/2036 (b)	770,821	768,400
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-4, Class 5A1
5.9332% due 05/25/2036 (b)	1,184,247	1,170,936
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5157% due 07/15/2027 (b)	149,837	149,610

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-HY5, Class 3A1
5.8275% due 06/25/2037 (b)	$1,638,061	$1,603,828
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	423,716	426,221
Washington Mutual, Inc., Series 2003-S2, Class A1
5.00% due 05/25/2018	633,813	628,649
Washington Mutual, Inc., Series 2003-S6, Class 2A3
4.75% due 07/25/2018	401,498	386,994
Washington Mutual, Inc., Series 2003-S7, Class A1
4.50% due 08/25/2018	175,304	167,251
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-16, Class 2A1
4.50% due 12/25/2018	220,285	210,479
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-3, Class 2A1
5.25% due 04/25/2033	200,762	199,417
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-1, Class A3
5.00% due 03/25/2021	686,038	661,813
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A1
5.6618% due 10/25/2036 (b)	1,812,248	1,813,811
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.1085% due 06/25/2035 (b)	675,000	663,444

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $36,231,584)		$35,705,452

ASSET BACKED SECURITIES - 2.71%
Advanta Business Card Master Trust,
Series 2005-A1, Class A1
5.5663% due 04/20/2011 (b)	375,000	374,956
Advanta Business Card Master Trust,
Series 2005-A3, Class A3
4.70% due 10/20/2011	375,000	373,652
AmeriCredit Automobile Receivables Trust, Series
2007-CM, Class A4A
5.55% due 04/07/2014	125,000	125,840
AmeriCredit Automobile Receivables Trust, Series
2007-DF, Class A4A
5.56% due 06/06/2014	125,000	125,859
ARG Funding Corp., Series 2005-2A, Class A1
4.54% due 05/20/2009	570,000	568,075
Bear Stearns Asset Backed Securities, Inc.,
Series 2005-CL1, Class A1
5.6313% due 09/25/2034 (b)	183,664	179,922
Carmax Auto Owner Trust, Series 2007-2, Class A3
5.23% due 12/15/2011	125,000	125,315
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035	250,000	233,500
Countrywide Asset-Backed Certificates, Series
2006-S2, Class A5
5.753% due 07/25/2027	825,000	750,272

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates, Series
2006-S6, Class A6
5.657% due 03/25/2034 (b)	$350,000	$341,281
CPS Auto Trust, Series 2006-A, Class 1A4
5.33% due 11/15/2012	700,000	701,458
CPS Auto Trust, Series 2006-C, Class A4
5.14% due 06/17/2013	824,998	819,663
CPS Auto Trust, Series 2007-A, Class A4
5.05% due 11/15/2013	649,999	644,415
CPS Auto Trust, Series 2007-TFC, Class A2
5.25% due 12/15/2013	374,998	376,052
CPS Auto Trust, Series 2005-C, Class A2
4.79% due 03/15/2012	510,000	506,339
Drive Auto Receivables Trust,
Series 2006-2, Class A3
5.33% due 04/15/2014	450,000	453,094
First Investors Auto Owner Trust,
Series 2005-A, Class A2
4.23% due 07/16/2012	216,828	215,482
GMAC Mortgage Corp. Loan Trust,
Series 2007-HE2, Class A3
6.193% due 12/25/2037 (b)	500,000	484,844
Greenpoint Manufactured Housing,
Series 2000-7, Class A1
6.0425% due 06/17/2022 (b)	11,585	11,591
GSAA Trust, Series 2006-7, Class AF5A
6.2052% due 03/25/2046	125,000	122,382
Hertz Vehicle Financing LLC,
Series 2005-2A, Class A6
5.08% due 11/25/2011	330,000	327,707
Home Equity Mortgage Trust, Series 2006-3, Class
A1
5.472% due 09/25/2036 (b)	52,543	49,030
Irwin Home Equity Corp., Series 2006-P1, Class 2A4
5.80% due 06/25/2037	525,000	519,750
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	510,000	502,001
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A3
4.14% due 09/25/2012	420,000	414,032
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A2
5.03% due 03/25/2014	1,000,000	1,005,488
PG&E Energy Recovery Funding LLC,
Series 2005-2, Class A3
5.12% due 12/25/2014	500,000	500,408
Rental Car Finance Corp., Series 2005-1A, Class A2
4.59% due 06/25/2011	500,000	491,751
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	115,037	114,020
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	589,953	580,132

Income & Value Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA2, Class A1F
8.47% due 04/25/2037 (b)	$101,979	$97,111
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA3, Class AI3
6.00% due 05/25/2037 (b)	350,000	341,653
Spirit Master Funding LLC, Series 2005-1, Class A1
5.05% due 07/20/2023	361,443	333,821
Triad Auto Receivables Owner Trust,
Series 2005-A, Class A4
4.22% due 06/12/2012	300,000	296,489
UPFC Auto Receivables Trust,
Series 2005-A, Class A3
4.34% due 12/15/2010	230,108	229,010
UPFC Auto Receivables Trust,
Series 2005-B, Class A3
4.98% due 08/15/2011	387,363	386,294
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	44,574	44,746
Washington Mutual Master Note Trust, Series
2006-A2A, Class A
5.8025% due 06/15/2015 (b)	170,000	168,194
West Penn Funding LLC Transition Bonds,
Series 2005-A, Class A1
4.46% due 12/27/2010	777,920	772,207

TOTAL ASSET BACKED SECURITIES
(Cost $14,889,538)		$14,707,836

SUPRANATIONAL OBLIGATIONS - 0.13%
Supranational - 0.13%
African Development Bank
6.875% due 10/15/2015	615,000	672,264

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $680,307)		$672,264

SHORT TERM INVESTMENTS - 0.61%
John Hancock Cash Investment Trust (c)	$3,311,546	$3,311,546

TOTAL SHORT TERM INVESTMENTS
(Cost $3,311,546)		$3,311,546

REPURCHASE AGREEMENTS - 1.47%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$7,987,728 on 10/01/2007,
collateralized by $7,985,000
Federal Home Loan Mortgage
Corp., 5.45% due 09/02/2011
(valued at $8,144,700, including
interest)	$7,985,000	$7,985,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,985,000)		$7,985,000

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Income & Value Trust)
(Cost $478,663,474) - 99.75%		$541,087,060
Other Assets in Excess of Liabilities - 0.25%		1,382,901

TOTAL NET ASSETS - 100.00%		$542,469,961

Index Allocation Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
500 Index Trust Series NAV	8,161,673	$106,509,828
Bond Index Trust A Series NAV	7,014,758	91,262,001
International Equity Index Trust A Series NAV	1,949,954	46,564,890
Mid Cap Index Trust Series NAV	1,490,626	30,349,137
Small Cap Index Trust Series NAV	1,868,561	30,270,691

TOTAL INVESTMENT COMPANIES (Cost $287,889,587)		$304,956,547

Total Investments (Index Allocation Trust)
(Cost $287,889,587) - 100.00%		$304,956,547
Liabilities in Excess of Other Assets - 0.00%		(6,812)

TOTAL NET ASSETS - 100.00%		$304,949,735

International Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.29%

Australia - 3.83%
Amcor, Ltd. (a)	202,929	$1,325,914
Australia and New Zealand
Banking Group, Ltd. (a)	168,622	4,433,897
BHP Billiton, Ltd.	155,512	6,133,757
Bluescope Steel, Ltd. (a)	176,143	1,676,443
Commonwealth Bank of Australia, Ltd.	56,427	2,817,111
Foster's Group, Ltd. (a)	231,357	1,337,552
Macquarie Bank, Ltd. (a)	52,458	3,919,847
Mirvac Group, Ltd.	536,671	2,589,522
Qantas Airways, Ltd., ADR (a)	292,304	1,444,055
QBE Insurance Group, Ltd. (a)	90,169	2,698,292
Rio Tinto, Ltd. (a)	38,220	3,661,956
Stockland Company, Ltd.	558,283	4,448,482
Suncorp-Metway, Ltd.	376,555	6,767,673
TABCORP Holdings, Ltd.	59,106	792,792
Telstra Corp., Ltd. (a)	1,251,538	4,831,094
Westpac Banking Corp., Ltd. (a)	183,362	4,626,676
Woodside Petroleum, Ltd. (a)	94,828	4,214,589
Woolworths, Ltd.	146,852	3,862,757
Zinifex, Ltd.	134,839	2,115,408

		63,697,817
Austria - 0.41%
OMV AG	38,751	2,580,153
Voestalpine AG	50,172	4,322,872

		6,903,025

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium - 1.18%
Belgacom SA	40,950	$1,894,566
Colruyt SA	4,408	928,499
Delhaize Group (a)	25,953	2,479,678
Dexia (a)	231,451	6,989,594
Fortis Group SA	188,498	5,534,332
UCB SA (a)	30,134	1,772,906

		19,599,575
Bermuda - 0.24%
Esprit Holdings, Ltd.	146,000	2,320,816
Noble Group, Ltd. (a)	689,639	1,008,230
Ship Finance International, Ltd.	1,080	28,372
Yue Yuen Industrial Holdings, Ltd.	190,782	570,928

		3,928,346
Canada - 2.92%
BCE, Inc.	80,324	3,217,314
Canadian Imperial Bank of Commerce	90,130	8,989,928
Canadian Natural Resources, Ltd.	62,163	4,715,190
EnCana Corp.	120,503	7,439,577
Magna International, Inc.	15,400	1,483,341
National Bank of Canada	86,835	4,750,798
Potash Corp. of Saskatchewan, Inc.	73,500	7,751,016
Research In Motion, Ltd. *	103,200	10,126,788

		48,473,952
Denmark - 0.22%
A P Moller- Maersk AS, Series A	129	1,747,318
Danske Bank AS (a)	27,481	1,112,766
H. Lundbeck AS (a)	26,845	727,236

		3,587,320
Finland - 2.36%
Kesko Oyj (a)	42,797	2,834,944
Kone Corp. Oyj	15,092	1,097,566
Metso Oyj	18,611	1,278,072
Neste Oil Oyj (a)	33,785	1,233,071
Nokia AB Oyj	510,007	19,331,906
Outokumpu Oyj (a)	71,714	2,568,446
Rautaruukki Oyj	91,091	5,503,014
Sampo Oyj, A Shares	176,458	5,371,510

		39,218,529
France - 10.59%
Accor SA	28,885	2,556,936
Air France KLM (a)	48,966	1,794,103
Alstom (a)	21,773	4,413,517
BNP Paribas SA (a)	178,145	19,437,205
Bouygues SA	39,059	3,359,256
Casino Guich-Perrachon SA (a)	37,436	3,914,276
Compagnie de Saint-Gobain SA (a)	53,208	5,536,905
Compagnie Generale des Etablissements
Michelin, Class B	37,664	5,048,756
Credit Agricole SA (a)	167,480	6,441,227
Electricite de France (a)	19,487	2,054,445

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
France Telecom SA (a)	51,990	$1,736,366
Groupe Danone SA (a)	0	0
Groupe DANONE	46,438	3,644,609
Pinault-Printemps-Redoute SA (a)	5,957	1,117,487
PSA Peugeot Citroen SA (a)	104,370	8,589,000
Renault Regie Nationale SA	88,247	12,750,216
Sanofi-Aventis SA	412,134	34,795,015
Societe Generale (a)	7,679	1,284,830
Total SA (a)	632,525	51,279,443
Unibail-Rodamco (a)	7,647	1,962,378
Vinci SA, ADR	54,974	4,282,496

		175,998,466
Germany - 9.61%
Adidas-Salomon AG (a)	42,140	2,756,073
Allianz AG	56,998	13,278,360
BASF AG	105,765	14,586,534
Bayer AG	47,779	3,791,973
Bayerische Motoren Werke (BMW) AG (a)	103,799	6,675,106
Commerzbank AG	64,401	2,599,539
DaimlerChrysler AG	116,067	11,657,296
Deutsche Bank AG (a)	133,386	17,140,401
Deutsche Boerse AG	28,976	3,934,415
Deutsche Lufthansa AG	99,516	2,853,890
Deutsche Post AG	126,499	3,669,067
E.ON AG	18,826	3,470,583
Fresenius AG (a)	15,681	1,216,651
Infineon Technologies AG * (a)	189,839	3,263,248
MAN AG	47,741	6,926,964
Muenchener Rueckversicherungs-
Gesellschaft AG	95,290	18,259,082
Salzgitter AG	33,241	6,509,874
Siemens AG	98,194	13,461,407
Suedzucker AG (a)	63,991	1,281,942
Thyssen Krupp AG	135,217	8,585,951
TUI AG *	45,447	1,217,376
Volkswagen AG (a)	56,404	12,710,937

		159,846,669
Greece - 0.07%
National Bank of Greece SA	19,638	1,248,082
Hong Kong - 0.65%
Bank of East Asia, Ltd.	301,400	1,697,236
BOC Hong Kong Holdings, Ltd.	620,000	1,573,691
CLP Holdings, Ltd. (a)	726,096	5,009,331
Hong Kong Electric Holdings, Ltd.	471,646	2,455,589

		10,735,847
Ireland - 1.13%
Anglo Irish Bank Corp. PLC	120,898	2,279,298
Bank of Ireland	98,293	1,816,788
CRH PLC	147,852	5,854,513
Depfa Bank PLC (a)	381,250	7,870,727

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Kerry Group PLC	32,884	$972,493

		18,793,819
Italy - 3.71%
Enel SpA	841,796	9,503,110
Eni SpA	1,244,798	45,998,487
Fiat SpA (a)	180,536	5,444,310
Italcementi SpA	48,474	778,800

		61,724,707
Japan - 20.79%
Acom Company, Ltd. (a)	38,270	852,072
Aderans Company, Ltd. (a)	18,935	396,057
Alps Electric Company, Ltd. (a)	87,454	1,051,152
Astellas Pharmaceuticals, Inc. (a)	58,626	2,809,439
Canon, Inc.	65,100	3,549,983
Chubu Electric Power Company, Inc.	152,201	3,938,059
Cosmo Oil Company, Ltd. (a)	259,000	1,234,406
Daiichi Sankyo Company, Ltd. (a)	166,069	4,982,937
Daikyo, Inc. (a)	238,112	768,304
Eisai Company, Ltd. (a)	49,420	2,333,889
Fuji Heavy Industries, Ltd. (a)	307,884	1,352,247
Fuji Photo Film Company, Ltd. (a)	94,500	4,364,194
Haseko Corp. * (a)	812,653	1,943,639
Hitachi, Ltd. (a)	199,000	1,324,013
Hokkaido Electric Power Company, Inc. (a)	89,801	1,940,820
Honda Motor Company, Ltd. (a)	784,588	26,339,448
Hoya Corp. (a)	39,200	1,336,441
Ibiden Company, Ltd. (a)	19,200	1,614,750
Isuzu Motors, Ltd. (a)	569,458	3,258,857
Itochu Corp. (a)	989,953	12,010,649
Japan Real Estate Investment Corp., REIT (a)	164	1,968,342
Japan Tobacco, Inc. (a)	883	4,845,825
JFE Holdings, Inc. (a)	96,600	6,838,789
Kansai Electric Power Company, Ltd. (a)	156,800	3,579,753
Kao Corp. (a)	103,950	3,100,961
Kawasaki Kisen Kaisha, Ltd. (a)	586,000	8,597,860
Komatsu, Ltd. (a)	112,100	3,763,315
Konami Corp. (a)	57,477	1,564,646
Kyushu Electric Power Company, Inc. (a)	86,120	2,276,959
Marubeni Corp. (a)	921,176	8,444,247
Marui Company, Ltd. (a)	56,190	619,664
Mazda Motor Corp. (a)	124,512	629,166
Mitsubishi Corp. (a)	560,005	17,728,459
Mitsubishi Estate Company, Ltd.	136,596	3,908,513
Mitsubishi Heavy Industries, Ltd. (a)	374,000	2,442,807
Mitsubishi Materials Corp.	263,000	1,633,171
Mitsui & Company, Ltd. (a)	389,440	9,449,796
Mitsui Fudosan Company, Ltd.	117,000	3,246,043
Mitsui O.S.K. Lines, Ltd. (a)	417,000	6,749,322
Mitsui Trust Holdings, Inc.	739,447	5,762,259
Mitsumi Electric Company, Ltd. (a)	66,200	2,700,278
NGK INSULATORS, LTD. (a)	108,000	3,475,387

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nintendo Company, Ltd. (a)	26,600	$13,834,406
Nippon Building Fund, Inc., REIT (a)	195	2,832,232
Nippon Oil Corp. (a)	681,000	6,319,595
Nippon Steel Corp.	1,381,000	9,932,919
Nippon Telegraph & Telephone Corp. (a)	1,419	6,627,266
Nippon Yusen Kabushiki Kaisha (a)	496,000	4,840,076
Nissan Motor Company, Ltd. (a)	1,181,600	11,828,332
Nomura Research Institute, Ltd. (a)	25,500	867,151
NTT Data Corp. (a)	224	997,460
NTT DoCoMo, Inc. (a)	5,389	7,686,519
Osaka Gas Company, Ltd. (a)	1,292,880	4,531,489
Pacific Metals Company, Ltd. (a)	209,000	3,222,795
Resona Holdings, Inc. (a)	3,361	5,758,541
Ricoh Company, Ltd.	306,000	6,467,038
SEGA SAMMY HOLDINGS, INC. (a)	94,600	1,258,810
Seven & I Holdings Company, Ltd. (a)	246,000	6,322,230
Shin-Etsu Chemical Company, Ltd. (a)	39,900	2,755,314
Shinko Securities Company, Ltd.	159,000	735,676
Showa Shell Sekiyu K.K. (a)	85,500	1,098,308
Sojitz Holdings Corp. (a)	936,400	4,072,012
Sony Corp. (a)	45,300	2,194,477
Sumco Corp. (a)	59,000	2,401,461
Sumitomo Corp. (a)	336,404	6,495,189
Sumitomo Metal Industries, Ltd. (a)	351,000	2,045,312
Sumitomo Metal Mining Company, Ltd. (a)	62,000	1,504,436
Taisho Pharmaceuticals Company, Ltd. (a)	37,210	731,385
Takeda Pharmaceutical Company, Ltd. (a)	298,611	20,984,318
Takefuji Corp. (a)	67,790	1,344,244
TDK Corp.	36,900	3,234,928
The Tokyo Electric Power Company, Ltd. (a)	125,261	3,159,305
Tokyo Gas Company, Ltd.	569,603	2,650,353
Tokyo Steel Manufacturing Company, Ltd. (a)	77,800	1,207,125
TonenGeneral Sekiyu K.K. (a)	128,867	1,294,498
Toshiba Corp. (a)	271,000	2,528,988
Toyota Motor Corp. (a)	190,000	11,203,688

		345,694,794
Luxembourg - 1.22%
ArcelorMittal * (a)	256,989	20,224,163
Netherlands - 5.95%
ABN AMRO Holdings NV (a)	564,161	29,638,478
Aegon NV	415,398	7,931,929
DSM NV (a)	34,787	1,872,066
Heineken Holding NV	28,901	1,651,876
Heineken NV (a)	143,072	9,361,375
ING Groep NV (a)	601,765	26,634,493
Koninklijke (Royal) KPN NV (a)	102,824	1,779,195
Koninklijke Ahold NV * (a)	110,108	1,659,446
Reed Elsevier NV (a)	272,152	5,154,115
Royal Dutch Shell PLC, A Shares (a)	323,109	13,304,115

		98,987,088

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway - 0.30%
Orkla ASA	61,175	$1,088,475
Statoil ASA (a)	112,682	3,825,604

		4,914,079
Portugal - 0.13%
Banco Comercial dos Acores, S.A. (a)	543,838	2,250,095
Singapore - 2.61%
Capitaland, Ltd. * (a)	374,000	2,053,561
City Developments, Ltd.	210,000	2,291,990
Cosco Corp. Singapore, Ltd.	821,400	3,292,683
DBS Group Holdings, Ltd.	380,769	5,541,070
Keppel Corp., Ltd.	264,000	2,561,207
Keppel Land, Ltd. (a)	328,462	1,836,714
K-REIT Asia * (a)	51,292	92,957
Neptune Orient Lines, Ltd. (a)	648,512	2,315,646
Oversea-Chinese Banking Corp., Ltd.	632,000	3,789,530
SembCorp Industries, Ltd.	469,198	2,038,892
SembCorp Marine, Ltd.	744,426	2,307,054
Singapore Exchange, Ltd. (a)	438,000	3,806,643
Singapore Telecommunications, Ltd.	2,620,210	7,096,439
United Overseas Bank, Ltd.	291,000	4,332,749

		43,357,135
Spain - 1.10%
Gas Natural SDG SA (a)	33,169	1,867,523
Repsol SA	247,465	8,813,733
Telefonica SA	272,648	7,609,586

		18,290,842
Sweden - 2.28%
Electrolux AB - Series B (a)	134,927	2,844,187
Hennes & Mauritz AB - B shares (a)	94,150	5,939,352
Investor AB	100,200	2,560,899
Nordea Bank AB	74,200	1,286,798
Sandvik AB *	272,200	5,811,389
Scania AB - Series B * (a)	174,000	4,218,670
Skandinaviska Enskilda Banken AB - Series A	86,100	2,785,569
SKF AB, B Shares (a)	62,000	1,299,745
Svenska Handelsbanken AB - Series A (a)	59,400	1,834,607
Swedbank AB - A shares (a)	68,400	2,276,303
Tele2 AB - Series B	64,580	1,388,737
Volvo AB - Series B *	330,000	5,720,408

		37,966,664
Switzerland - 3.72%
ABB, Ltd.	112,311	2,949,805
Credit Suisse Group AG	41,715	2,762,299
Geberit AG, ADR (a)	7,208	940,402
Nestle SA	10,000	4,480,233
Novartis AG	423,001	23,281,633
Swatch Group AG - BR shares (a)	8,398	2,748,136
Swiss Re	80,067	7,112,646
Zurich Financial Services AG	58,628	17,540,437

		61,815,591

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom - 20.27%
3i Group PLC *	282,177	$5,735,340
Alliance & Leicester PLC	81,586	1,317,296
AstraZeneca Group PLC	328,217	16,386,728
Aviva PLC (a)	547,415	8,213,663
BAE Systems PLC	154,621	1,555,600
Barratt Developments PLC	194,835	2,971,057
BG Group PLC	326,969	5,639,224
BHP Billiton PLC	222,327	7,931,816
BT Group PLC	1,436,272	8,989,126
Capita Group PLC *	137,025	2,022,471
Centrica PLC	960,455	7,450,306
Compass Group PLC	342,065	2,105,998
Dixons Group PLC	997,484	2,745,251
FirstGroup PLC	110,208	1,546,890
GlaxoSmithKline PLC	2,057,110	54,392,609
HBOS PLC	274,075	5,109,702
Home Retail Group	393,498	2,990,216
Imperial Chemical Industries PLC	246,287	3,273,644
Imperial Tobacco Group PLC	156,254	7,138,639
International Power PLC	207,689	1,910,615
Invensys PLC *	278,040	1,758,577
J Sainsbury PLC	346,054	4,074,162
Kingfisher PLC	619,364	2,257,646
Ladbrokes PLC	279,986	2,464,399
National Grid PLC, ADR	137,653	2,200,109
Next Group PLC	114,875	4,599,487
Old Mutual PLC (a)	1,202,864	3,930,904
Reckitt Benckiser PLC	107,304	6,282,648
Rio Tinto PLC	240,228	20,706,228
Royal Bank of Scotland Group PLC	2,667,826	28,553,490
Royal Dutch Shell PLC, A Shares	348,100	14,313,713
Royal Dutch Shell PLC, B Shares	242,381	9,941,890
SABMiller PLC	88,065	2,499,108
Scottish & Southern Energy PLC	169,717	5,227,959
Taylor Woodrow PLC	839,600	4,719,873
Tesco PLC	637,263	5,706,540
Tomkins PLC	253,553	1,174,668
Travis Perkins PLC	19,044	599,443
Unilever PLC	140,391	4,421,913
United Utilities PLC	150,748	2,151,256
Vodafone Group PLC	13,879,004	49,939,640
William Morrison Supermarket PLC	715,094	4,114,712
Wolseley PLC	121,938	2,054,586
Xstrata PLC	57,708	3,816,447

		336,935,589

TOTAL COMMON STOCKS (Cost $1,242,844,012)		$1,584,192,194

PREFERRED STOCKS - 0.53%
Germany - 0.53%
Porsche AG	2,183	4,623,807

International Core Trust (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Germany (continued)
Volkswagen AG	30,297	$4,156,859

		8,780,666
Italy - 0.00%
Unipol SpA (a)	11	34

TOTAL PREFERRED STOCKS (Cost $4,427,877)		$8,780,700

RIGHTS - 0.06%

Belgium - 0.06%
Fortis (Expiration Date: 10/09/2007, Strike
Price: EUR 15.00)	188,498	996,984

TOTAL RIGHTS (Cost $0)		$996,984

SHORT TERM INVESTMENTS - 33.35%
John Hancock Cash Investment Trust (c)	$554,414,706	$554,414,706

TOTAL SHORT TERM INVESTMENTS
(Cost $554,414,706)		$554,414,706

REPURCHASE AGREEMENTS - 3.10%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$51,536,602 on 10/01/2007,
collateralized by $51,270,000
Federal Home Loan Bank, 4.75%
due 04/24/2009 (valued at
$52,551,750, including interest)	$51,519,000	$51,519,000

TOTAL REPURCHASE AGREEMENTS
(Cost $51,519,000)		$51,519,000

Total Investments (International Core Trust)
(Cost $1,853,205,595) - 132.33%		$2,199,903,584
Liabilities in Excess of Other Assets - (32.33)%		(537,467,300)

TOTAL NET ASSETS - 100.00%		$1,662,436,284

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Banking	11.78%
International Oil	9.52%
Automobiles	7.89%
Pharmaceuticals	7.18%
Telecommunications Equipment & Services	6.94%

International Equity Index Trust A
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.19%

Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,575	$25,879

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Argentina (continued)
Siderar SA, Class A Shares, ADR	295	$15,576
Telecom Argentina SA, ADR, B Shares *	2,234	54,845
Transportadora de Gas del Sur SA, ADR *	410	2,800

		99,100
Australia - 4.95%
ABC Learning Centres, Ltd. (a)	6,980	40,602
AGL Energy, Ltd. (a)	8,100	113,810
Alumina, Ltd.	22,237	140,569
Amcor, Ltd.	18,433	120,439
AMP, Ltd. (a)	36,519	340,780
Ansell, Ltd.	3,235	35,801
APN News & Media, Ltd. (a)	5,170	23,893
Aristocrat Leisure, Ltd. (a)	6,743	82,986
Asciano Group *	10,671	84,745
Australia and New Zealand
Banking Group, Ltd.	36,867	969,414
Australian Stock Exchange, Ltd.	3,209	152,708
Axa Asia Pacific Holdings, Ltd.	18,030	124,510
Babcock & Brown, Ltd. (a)	4,437	107,910
BHP Billiton, Ltd.	68,002	2,682,158
Billabong International, Ltd. (a)	2,888	38,302
Bluescope Steel, Ltd.	14,582	138,784
Boral, Ltd. (a)	11,349	72,245
Brambles, Ltd., GDR	11,561	149,898
Brambles, Ltd.	18,983	248,065
Caltex Australia, Ltd.	2,411	50,248
Centro Properties Group, Ltd. (a)	16,982	110,811
CFS Gandel Retail Trust	25,566	54,097
CFS Retail Property Trust *	678	1,441
Challenger Financial Services Group, Ltd. (a)	7,517	41,262
Coca-Cola Amatil, Ltd.	11,001	87,658
Cochlear, Ltd. (a)	1,057	72,956
Coles Myer, Ltd.	22,057	300,734
Commonwealth Bank of Australia, Ltd.	26,567	1,326,368
Commonwealth Property Office Fund, Ltd.	26,130	38,518
Computershare, Ltd.	10,486	86,246
CSL, Ltd.	3,575	339,618
CSR, Ltd.	16,465	45,335
DB RREEF Trust	55,291	98,393
Downer EDI, Ltd. (a)	6,200	34,363
Fortescue Metals Group, Ltd. *	2,296	96,942
Foster's Group, Ltd. (a)	39,382	227,678
Futuris Corp., Ltd.	9,486	17,889
General Property Trust, Ltd.	39,249	177,221
Goodman Fielder, Ltd.	17,846	40,764
Harvey Norman Holding, Ltd.	9,728	51,332
Iluka Resources, Ltd. (a)	3,766	18,405
ING Industrial Fund (a)	17,145	42,958
James Hardie Industries, Ltd. (a)	10,195	64,356
John Fairfax Holdings, Ltd. (a)	23,868	99,740
Leighton Holdings, Ltd. (a)	2,844	129,674
Lend Lease Corp. (a)	6,713	112,329

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Lion Nathan, Ltd.	6,140	$50,175
Macquarie Airports, Ltd.	14,374	55,358
Macquarie Bank, Ltd.	5,300	396,035
Macquarie Communications
Infrastructure Group, Ltd. (a)	8,173	44,067
Macquarie Goodman Group, Ltd. (a)	28,211	172,588
Macquarie Infrastructure Group, Ltd. (a)	51,573	142,460
Macquarie Office Trust (a)	38,771	53,720
Mayne Nickless, Ltd. (a)	13,638	50,350
Mirvac Group, Ltd.	21,301	102,781
Multiplex Group, Ltd.	12,809	56,816
National Australia Bank, Ltd.	32,495	1,142,435
Newcrest Mining, Ltd. (a)	9,177	227,496
NRMA Insurance Group, Ltd. (a)	33,205	154,340
OneSteel, Ltd. (a)	15,917	97,236
Orica, Ltd.	6,343	169,035
Origin Energy, Ltd.	16,785	153,069
Pacific Brands, Ltd.	11,650	31,974
Paladin Resources, Ltd. * (a)	10,985	75,276
PaperlinX, Ltd. (a)	7,388	19,885
Perpetual Trust of Australia, Ltd. (a)	768	49,684
Publishing & Broadcasting, Ltd. (a)	8,619	150,327
Qantas Airways, Ltd., ADR	20,299	100,282
QBE Insurance Group, Ltd. (a)	17,532	524,642
Rio Tinto, Ltd. (a)	5,622	538,695
Santos, Ltd. (a)	11,677	155,590
Sonic Healthcare, Ltd. (a)	5,964	82,372
Stockland Company, Ltd.	28,489	227,005
Stockland, New Shares *	812	6,405
Suncorp-Metway, Ltd.	18,409	330,862
TABCORP Holdings, Ltd. (a)	10,588	142,012
Tattersall's, Ltd. (a)	22,055	77,520
Telstra Corp., Ltd. - Ins Recp.	28,076	71,091
Telstra Corp., Ltd. (a)	59,610	230,102
Toll Holdings, Ltd.	10,797	125,315
Transurban Group, Ltd. *	20,561	132,886
Wesfarmers, Ltd. (a)	7,840	291,528
Westfield Group	34,281	658,610
Westpac Banking Corp., Ltd.	36,400	918,462
Woodside Petroleum, Ltd. (a)	9,095	404,223
Woolworths, Ltd.	24,122	634,499
WorleyParsons, Ltd. (a)	2,756	103,481
Zinifex, Ltd.	9,780	153,433

		18,739,077
Austria - 0.43%
Andritz AG	815	56,142
BetandWin.com Interactive
Entertainment AG * (a)	473	11,231
Erste Bank der Oesterreichischen
Sparkassen AG (a)	3,744	284,526
Flughafen Wien AG	202	20,805
Immoeast Immobilien Anlagen AG * (a)	8,292	90,072

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Austria (continued)
Immofinanz Immobilien Anlage AG *	9,056	$112,664
Mayr-Melnhof Karton AG	142	15,647
Meinl European Land, Ltd. *	6,066	86,246
Oesterreichische Elektrizitaets AG, Class A (a)	1,564	89,882
OMV AG	3,334	221,987
Raiffeisen International Bank Holding AG	723	105,366
RHI AG *	489	22,443
Telekom Austria AG	7,579	197,736
Voestalpine AG	2,205	189,985
Wiener Staedtische Allgemeine
Versicherung AG (a)	598	41,662
Wienerberger Baustoffindustrie AG	1,428	89,050

		1,635,444
Belgium - 0.85%
Agfa Gevaert NV	2,661	51,076
Barco NV	221	18,982
Bekaert SA	264	35,287
Belgacom SA	3,259	150,779
Cofinimmo SA	179	31,574
Colruyt SA	322	67,826
Compagnie Maritime Belge SA	288	21,293
Delhaize Group	1,585	151,439
Dexia	10,674	322,344
Euronav NV	509	15,957
Fortis Group SA	25,195	739,729
Groupe Bruxelles Lambert SA	1,654	200,032
Interbrew	3,741	338,073
KBC Bancassurance Holding NV	3,699	507,411
Mobistar SA	641	55,913
Omega Pharma SA	371	32,440
SA D'Ieteren Trading NV	48	21,360
Solvay SA	1,298	187,816
Suez SA	108	6,356
UCB SA	2,258	132,847
Union Miniere SA	496	118,194

		3,206,728
Bermuda - 0.27%
Brilliance China Automotive Holdings, Ltd. *	46,000	12,552
Central European Media Enterprises, Ltd. *	544	50,789
Cheung Kong Infrastructure Holdings, Ltd.	8,228	30,977
Cosco Pacific, Ltd.	24,000	75,992
Credicorp, Ltd., ADR	76	5,145
Esprit Holdings, Ltd.	19,985	317,682
Frontline, Ltd.	1,058	51,802
Giordano International, Ltd.	27,389	13,220
Johnson Electronic Holdings, Ltd.	27,475	14,358
Li & Fung, Ltd.	42,829	182,468
Noble Group, Ltd. (a)	19,000	27,778
Orient Overseas International, Ltd.	3,938	37,508
SeaDrill, Ltd., GDR *	4,667	104,553
Sinofert Holdings, Ltd.	46,000	36,176

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Bermuda (continued)
TPV Technology, Ltd.	24,000	$17,237
Yue Yuen Industrial Holdings, Ltd.	11,933	35,710

		1,013,947
Brazil - 1.12%
All America Latina Logistica SA	6,700	95,141
Aracruz Celulose SA, SADR	316	23,254
B2W Companhia Global Do Varejo	1,878	88,382
Banco Bradesco SA, ADR	5,052	148,377
Banco Nossa Caixa SA	559	9,763
Brasil Telecom Participacoes SA, ADR	340	25,371
Brasil Telecom Participacoes SA	1,300	34,579
Braskem SA, SADR (a)	862	16,231
Centrais Eletricas Brasileiras SA, ADR,
B Shares (a)	778	10,913
Centrais Eletricas Brasileiras SA, ADR	1,295	18,827
Centrais Eletricas Brasileiras SA *	3,000	43,906
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	171	5,185
Cia Brasileira de Distribuicao Grupo Pao de
Acucar *	600	9,108
Cia de Concessoes Rodoviarias, ADR	2,700	54,206
Cia de Saneamento Basico do Estado de Sao
Paulo *	2,160	54,000
Cia Energetica de Minas Gerais, ADR (a)	2,108	44,964
Cia Vale do Rio Doce	21,000	707,807
Companhia Siderurgica Nacional SA, ADR (a)	864	60,929
Companhia Siderurgica Nacional SA	1,500	105,155
Companhia Vale Do Rio Doce, ADR	6,652	225,702
Companhia Vale Do Rio Doce, SADR	9,782	278,298
Cosan SA Industria e Comercio	1,017	13,833
Cyrela Brazil Realty SA	4,000	54,385
Cyrela Commercial Properties SA
Empreendimentos e Participacoes *	4,000	5,071
Diagnosticos da America SA	700	15,996
EDP- Energias do Brasil SA *	900	14,930
Empresa Brasileira de Aeronautica SA *	7,300	80,228
Empresa Brasileira de Aeronautica SA, ADR (a)	397	17,436
Gafisa SA	1,828	30,682
Gerdau SA, SADR (a)	1,709	44,810
Gerdau SA	963	20,827
Lojas Renner SA	2,100	41,931
Natura Cosmeticos SA	2,000	23,939
Perdigao SA	1,628	35,421
Petroleo Brasileiro SA, ADR (a)	3,424	258,512
Petroleo Brasileiro SA, SADR (a)	4,832	312,630
Petroleo Brasileiro SA	16,600	625,887
Redecard SA *	3,476	64,679
Souza Cruz SA	1,500	38,847
Tele Norte Leste Participacoes SA, ADR	1,336	30,007
Tele Norte Leste Participacoes SA	1,200	39,819
Tractebel Energia SA	2,800	34,353
Unibanco - Uniao de Bancos Brasileiros SA *	17,500	231,270

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	473	$62,223
Usinas Siderurgicas de Minas Gerais SA,
SADR	588	40,908
Votorantim Celulose & Papel SA, SADR *	467	13,366
Weg SA	2,800	33,896

		4,245,984
Canada - 6.22%
Aber Diamond Corp.	1,264	49,461
Abitibi-Consolidated, Inc. *	6,481	11,451
ACE Aviation Holdings, Inc. *	1,600	42,725
Aeroplan Income Fund, ADR	536	11,971
Agnico-Eagle Mines, Ltd.	2,587	128,110
Agrium, Inc.	2,639	143,534
Alcan Aluminum, Ltd.	7,081	705,363
Alimentation Couche Tard, Inc., ADR	2,400	49,101
ARC Energy Trust, ADR	2,000	42,504
Astral Media, Inc.	1,100	48,410
Bank Nova Scotia Halifax	19,352	1,015,050
Bank of Montreal	9,891	645,400
Barrick Gold Corp.	16,810	674,155
BCE, Inc.	5,338	213,809
Biovail Corp.	2,850	49,553
Bombardier, Inc. *	29,062	172,420
Brookfield Asset Management, Inc.	9,548	365,664
Brookfield Properties Corp.	4,090	101,413
CAE, Inc.	5,184	69,682
Cameco Corp.	7,034	323,967
Canadian Imperial Bank of Commerce	6,570	655,318
Canadian National Railway Company	9,902	564,210
Canadian Natural Resources, Ltd.	10,708	812,224
Canadian Oil Sands Trust, ADR	4,800	159,012
Canadian Pacific Railway, Ltd.	3,126	219,666
Canadian Tire Corp., Ltd.	1,446	115,213
Canadian Utilities, Ltd.	1,000	48,838
Canetic Resources Trust	4,500	68,348
Canfor Corp. *	2,200	24,404
Celestica, Inc. *	3,508	21,341
CGI Group, Inc. *	6,224	71,165
CI Financial Income Fund	967	25,627
Cognos, Inc. *	1,887	77,855
Cott Corp. *	1,369	10,857
Duvernay Oil Corp. *	700	22,297
Eldorado Gold Corp. *	6,100	37,599
Enbridge, Inc.	7,024	256,944
EnCana Corp.	15,036	928,288
Enerplus Resources Fund	2,400	112,995
Ensign Energy Services, Inc., ADR	2,700	50,902
Fairfax Financial Holdings, Ltd.	341	83,019
Finning International, Inc.	3,362	108,202
First Calgary Petroleums, Ltd. *	5,800	28,122
First Quantum Minerals, Ltd., ADR	1,400	137,168

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Fording Canadian Coal Trust	2,900	$111,936
Fortis, Inc.	3,200	86,895
George Weston, Ltd.	1,064	75,836
Gildan Activewear, Inc. *	2,200	86,993
Goldcorp, Inc.	14,028	428,099
Great-West Lifeco, Inc.	5,224	191,361
Harvest Energy Trust	2,400	64,496
Husky Energy, Inc.	4,948	205,887
IGM Financial, Inc.	2,304	121,659
Imperial Oil, Ltd.	6,427	318,011
Ivanhoe Mines, Ltd. *	4,600	59,662
Jazz Air Income Fund, ADR *	517	4,110
Jean Coutu Group, Inc.	2,900	38,574
Kinross Gold Corp. *	11,481	171,267
Loblaw Companies, Ltd.	2,063	93,339
Lundin Mining Corp. *	6,800	86,762
Magna International, Inc.	2,157	207,764
Manulife Financial Corp.	30,676	1,262,885
MDS, Inc.	2,609	56,284
Meridian Gold, Inc. *	1,927	63,972
Methanex Corp.	2,133	53,595
MI Developments, Inc., Class A	929	30,720
National Bank of Canada	3,132	171,354
Nexen, Inc.	9,436	287,868
Niko Resources, Ltd.	900	87,863
Nortel Networks Corp. *	8,376	141,765
Nova Chemicals Corp.	1,651	63,494
Onex Corp.	1,868	68,539
Open Text Corp. *	1,058	27,572
OPTI Canada, Inc. *	3,300	61,684
Pan American Silver Corp. *	1,500	43,533
Penn West Energy Trust	4,880	151,375
Petro-Canada	9,608	550,448
Potash Corp. of Saskatchewan, Inc.	6,289	663,213
Power Corp. Of Canada	6,583	263,413
Power Financial Corp.	4,778	199,053
Precision Drilling Trust, ADR	1,300	24,887
PrimeWest Energy Trust	3,000	79,084
Provident Energy Trust	3,900	49,487
QLT, Inc. *	300	1,683
Quebecor World, Inc. *	1,581	15,284
Research In Motion, Ltd. *	10,000	981,278
RioCan Real Estate Investment Trust	2,100	52,387
Ritchie Bros. Auctioneers, Inc.	500	32,606
Rogers Communications, Inc., Class B	9,658	439,004
RONA, Inc. *	2,200	48,101
Royal Bank of Canada	25,324	1,399,474
Saputo, Inc.	1,500	79,205
Shaw Communications, Inc.	7,098	175,998
Sherritt International Corp., ADR	4,800	76,711
Shoppers Drug Mart Corp.	3,944	215,304
SNC-Lavalin Group, Inc.	2,887	128,533

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Sun Life Financial, Inc.	11,348	$594,655
Suncor Energy, Inc.	9,098	862,719
Talisman Energy, Inc.	20,774	407,284
Teck Cominco, Ltd.	8,388	397,612
Telus Corp. - Non Voting Shares	3,156	177,419
Telus Corp.	1,205	69,555
Thomson Corp.	4,402	184,096
TransAlta Corp.	4,179	131,308
Trans-Canada Corp.	10,750	393,568
Trican Well Service, Ltd.	2,300	46,755
TSX Group, Inc.	1,176	56,666
UTS Energy Corp. *	8,600	47,655
Western Oil Sands, Inc. *	2,900	113,362
Yamana Gold, Inc.	5,700	67,234
Yellow Pages Income Fund	4,500	61,346

		23,514,898
Cayman Islands - 0.18%
Agile Property Holdings, Ltd.	31,800	66,799
ASM Pacific Technology, Ltd.	3,586	31,779
Belle International Holdings, Ltd., GDR	39,882	52,565
Country Garden Holdings Company, Ltd. *	68,000	115,707
Foxconn International Holdings, Ltd. *	41,000	112,405
Hengan International Group Company, Ltd.,
GDR	12,000	45,332
Hutchison Telecommunications
International, Ltd. *	28,277	39,308
Kingboard Chemical Holdings, Ltd.	10,228	65,034
Shimao Property Holdings, Ltd., GDR	30,500	92,843
Tingyi Cayman Islands Holding Corp., GDR	32,000	49,426
Xinao Gas Holdings, Ltd., GDR	10,000	20,388

		691,586
Chile - 0.21%
Banco Santander Chile SA, ADR	1,794	90,723
Cia Cervecerias Unidas SA, ADR	1,131	43,543
Compania de Telecomunicaciones de Chile
SA, SADR (a)	4,451	36,632
Distribucion y Servicio D&S SA, ADR (a)	1,922	58,294
Embotelladora Andina SA, ADR, Series A	514	8,735
Embotelladora Andina SA, ADR, Series B (a)	1,218	22,691
Empresa Nacional de Electricidad SA, ADR (a)	4,340	186,403
Enersis SA, SADR	10,330	183,254
Lan Airlines SA, SADR	4,420	70,941
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	409	70,933
Vina Concha Y Toro SA, ADR (a)	512	23,941

		796,090
China - 1.47%
Air China, Ltd., Class H	50,000	71,307
Aluminum Corp. of China, Ltd.	62,000	177,958
Angang New Steel Company, Ltd. Class H	18,000	69,389
Bank of China, Ltd.	470,400	252,478

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Bank of Communications Company, Ltd.,
Class H	114,700	$138,628
Beijing Capital International Airport Company,
Ltd., Class H	34,000	70,632
Beijing Datang Power Generation
Company , Ltd., Class H	60,000	68,964
BYD Company, Ltd., H Shares	3,000	22,396
Chaoda Modern Agriculture Holdings, Ltd.	40,000	32,384
China Construction Bank	496,800	454,645
China Life Insurance Company, Ltd.	143,000	820,903
China Mengniu Dairy Company, Ltd.	20,000	86,624
China Petroleum & Chemical Corp., Class H	338,000	420,692
China Shipping Container Lines Company, Ltd.	66,650	51,472
China Shipping Development Company, Ltd.,
Class H	26,000	84,500
China Telecom Corp., Ltd.	276,000	208,174
China Travel International Investment
Hong Kong, Ltd.	58,000	43,000
COSCO Holdings	52,835	165,253
Dongfeng Motor Group Company, Ltd.	56,000	49,086
Guangdong Investment, Ltd.	46,000	31,676
Guangshen Railway Company, Ltd., Class H	30,000	25,833
Guangzhou R&F Properties Company, Ltd. -
H Shares	20,400	96,364
Huadian Power International Corp., Ltd.,
Class H	28,000	17,948
Huaneng Power International, Inc., Class H	62,000	85,867
Hunan Non Ferrous Metal Corp., Ltd.	30,000	30,930
Industrial & Commercial Bank of China	596,600	416,969
Jiangsu Expressway, Ltd.	26,000	33,465
Jiangxi Copper Company, Ltd., Class H	30,000	97,500
Lenovo Group, Ltd.	74,000	57,053
Maanshan Iron & Steel Company, Ltd.	36,000	39,247
PetroChina Company, Ltd., Class H	388,000	736,123
PICC Property & Casualty Company, Ltd.,
Class H	48,000	93,538
Shanghai Electric Group Company, Ltd.	58,000	45,315
Shanghai Forte Land Company	22,000	17,528
Shenzhen Expressway Company, Ltd.	14,000	14,416
Shui On Land, Ltd.	34,500	42,052
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	50,000	41,188
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	30,000	16,141
Sinotrans, Ltd.	25,000	15,252
Tsingtao Brewery Company, Ltd., Series H	6,000	21,971
Weichai Power Company, Ltd.	3,000	23,863
Yanzhou Coal Mining Company, Ltd., Class H	40,000	82,376
Zhejiang Expressway Company, Ltd., Class H	30,000	42,630
Zijin Mining Group, Ltd.	85,902	133,564
ZTE Corp., Class H	3,800	20,053

		5,567,347

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Colombia - 0.04%
BanColombia SA, ADR	4,615	$159,910

Czech Republic - 0.12%
CEZ AS	4,187	257,792
Komercni Banka AS	308	71,507
Philip Morris CR AS	14	7,237
Telefonica Czech Republic AS	2,281	64,383
Unipetrol AS *	1,475	23,348
Zentiva NV (a)	464	28,328

		452,595
Denmark - 0.69%
A P Moller- Maersk AS	22	301,350
Bang & Olufsen A/S, Series B *	182	20,485
Carlsberg AS, B Shares	652	88,811
Coloplast AS	525	49,778
Dampskibsselskabet Torm AS, ADR	500	20,318
Danisco AS (a)	981	76,077
Danske Bank AS (a)	9,198	372,447
Det Ostasiatiske Kompagni A/S	361	26,894
DSV AS, ADR	4,080	95,934
FLS Industries AS, B Shares	1,117	118,482
GN Store Nord AS * (a)	3,966	40,101
H. Lundbeck AS (a)	1,010	27,361
Jyske Bank * (a)	1,201	93,138
NKT Holding A/S	511	57,127
Novo Nordisk AS (a)	4,895	589,258
Novozymes AS, B Shares (a)	964	120,827
Sydbank AS (a)	1,290	55,988
Topdanmark AS * (a)	353	57,916
TrygVesta AS (a)	477	38,129
Vestas Wind Systems AS * (a)	3,844	302,871
William Demant Holdings AS * (a)	582	51,297

		2,604,589
Egypt - 0.12%
Alexandria Mineral Oils Company	325	4,150
Commercial International Bank	3,132	43,156
Credit Agricole Egypt *	1,083	3,456
Eastern Tobacco	213	15,248
Egyptian Company for Mobile Services	661	22,108
Egyptian Financial Group-Hermes Holding	3,297	26,789
Egyptian International Pharmaceutical
Industries Company	613	3,105
EL Ezz Aldekhela Steel Alexandria	52	9,600
El Ezz Steel Company	569	5,398
El Watany Bank of Egypt	1,134	15,221
Medinet Nasr Housing	605	5,254
Misr Beni Suef Cement Company	246	5,723
Olympic Group Financial Investments	681	8,533
Orascom Construction Industries	1,527	128,044
Orascom Hotels & Development *	1,633	19,143
Orascom Telecom Holding SAE	9,355	122,222
Oriental Weavers	302	3,480

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Egypt (continued)
Sidi Kerir Petrochemicals Company	2,480	$7,714
Telecom Egypt	6,452	19,642

		467,986
Finland - 1.47%
Amer Sports Oyj, Series A	1,410	32,577
Cargotec Corp. Oyj, B Shares (a)	717	35,130
Elisa Oyj, A Shares (a)	3,107	96,302
Fortum Corp. Oyj	9,076	332,155
KCI Konecranes Oyj	1,136	45,564
Kesko Oyj (a)	1,369	90,685
Kone Corp. Oyj	1,532	111,415
Metra Oyj, B Shares (a)	1,369	93,527
Metso Oyj	2,627	180,404
Neste Oil Oyj (a)	2,575	93,981
Nokia AB Oyj	83,344	3,159,169
Nokian Renkaat Oyj	2,100	81,989
OKO Bank, Series A (a)	2,000	41,232
Orion Oyj, Series B (a)	1,803	45,682
Outokumpu Oyj (a)	2,387	85,491
Rautaruukki Oyj	1,681	101,553
Sampo Oyj, A Shares (a)	8,840	269,096
SanomaWSOY Oyj (a)	1,730	53,646
Stora Enso Oyj, R Shares (a)	11,947	232,032
TietoEnator Oyj (a)	1,416	31,689
UPM-Kymmene Oyj	10,684	257,631
Uponor Oyj (a)	1,034	32,005
YIT Oyj	2,528	74,905

		5,577,860
France - 7.09%
Accor SA	3,790	335,496
Aeroports de Paris (a)	634	72,835
Air France KLM (a)	2,436	89,255
Air Liquide	4,686	625,347
Alcatel-Lucent	44,522	455,770
Alstom (a)	2,038	413,115
Atos Origin SA * (a)	1,306	75,760
AXA Group SA (a)	30,449	1,358,515
BNP Paribas SA	16,309	1,779,457
Bouygues SA	4,238	364,488
Business Objects SA * (a)	1,771	78,814
Cap Gemini SA	2,633	161,798
Carrefour SA	11,597	810,085
Casino Guich-Perrachon SA (a)	852	89,084
CNP Assurances SA	844	107,652
Compagnie de Saint-Gobain SA (a)	6,533	679,834
Compagnie Generale des Etablissements
Michelin, Class B	2,756	369,434
Credit Agricole SA (a)	12,952	498,130
Dassault Systemes SA (a)	1,015	66,413
Essilor International SA (a)	3,947	246,921

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
European Aeronautic Defence &
Space Company (a)	6,561	$201,121
France Telecom SA (a)	35,771	1,194,682
Gaz de France	4,017	208,122
Gecina SA	241	40,776
Groupe DANONE	8,569	672,524
Hermes International SA (a)	1,377	154,511
Icade	591	42,938
Imerys SA (a)	643	58,519
Klepierre SA (a)	1,422	81,337
Lafarge SA (a)	2,962	457,565
Lagardere S.C.A. (a)	2,333	197,995
L'Oreal SA (a)	4,834	632,314
LVMH Moet Hennessy SA (a)	4,814	575,421
M6-Metropole Television	1,088	31,480
Neopost SA	650	91,419
PagesJaunes Groupe SA (a)	2,194	44,951
Pernod-Ricard SA (a)	1,734	377,280
Pinault-Printemps-Redoute SA (a)	1,509	283,077
PSA Peugeot Citroen SA (a)	3,045	250,585
Publicis Groupe SA (a)	2,879	118,053
Renault Regie Nationale SA	3,639	525,775
Safran SA (a)	2,966	71,395
Sanofi-Aventis SA (a)	19,799	1,671,559
Schneider Electric SA (a)	4,185	527,191
SCOR SE (a)	3,632	97,031
Societe BIC SA (a)	499	42,654
Societe Des Autoroutes Paris-Rhin-Rhone	476	49,878
Societe Generale	7,160	1,197,992
Societe Television Francaise 1	2,434	65,233
Sodexho Alliance (a)	1,819	125,433
STMicroelectronics NV	13,354	223,853
Suez SA Strip VVPR *	1,336	19
Suez SA	19,808	1,163,132
Technip SA (a)	2,043	182,127
Thales SA (a)	1,721	100,593
Thomson SA (a)	4,724	71,733
Total SA	41,884	3,395,578
Unibail-Rodamco (a)	1,460	374,666
Valeo SA (a)	1,391	77,171
Vallourec SA	952	273,418
Veolia Environnement SA	6,807	584,466
Vinci SA, ADR	7,820	609,181
Vivendi SA	22,413	943,257
Zodiac SA (a)	707	50,502

		26,816,710
Germany - 6.08%
Adidas-Salomon AG (a)	4,017	262,723
Allianz AG	8,879	2,068,468
Altana AG (a)	1,345	32,318
Arcandor AG *	1,054	35,187
BASF AG	9,820	1,354,321

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Bayer AG	14,219	$1,128,489
Beiersdorf AG	1,788	133,515
Bilfinger Berger AG (a)	677	52,758
Celesio AG	1,754	110,377
Commerzbank AG	12,441	502,180
Continental AG	2,668	367,880
DaimlerChrysler AG	18,165	1,824,419
Deutsche Bank AG	10,181	1,308,281
Deutsche Boerse AG	4,072	552,904
Deutsche Lufthansa AG	4,759	136,477
Deutsche Post AG, GDR	918	26,360
Deutsche Post AG	14,570	422,599
Deutsche Postbank AG (a)	1,640	120,062
Deutsche Telekom AG	55,505	1,087,476
Douglas Holding AG	597	37,187
E.ON AG	12,221	2,252,948
Fresenius Medical Care AG	3,765	199,509
Heidelberger Druckmaschinen AG (a)	1,038	45,278
Henkel KGaA-Vorzug	3,662	187,907
Hochtief AG (a)	746	90,231
Hypo Real Estate Holding AG (a)	2,771	157,119
Infineon Technologies AG * (a)	14,777	254,010
IVG Immobilien AG (a)	1,907	70,875
Linde AG (a)	2,322	287,521
MAN AG	2,261	328,059
Merck & Company AG	1,292	155,407
Metro AG	3,203	288,452
MLP AG	1,181	15,717
Muenchener Rueckversicherungs-
Gesellschaft AG	4,264	817,050
Premiere AG *	1,358	29,232
ProSieben Sat.1 Media AG (a)	1,351	42,336
Qiagen AG * (a)	3,847	74,059
Rheinmetall AG (a)	643	50,931
RWE AG	8,710	1,092,258
Salzgitter AG	835	163,525
SAP AG	17,360	1,013,214
Siemens AG	16,704	2,289,950
Solarworld AG	1,726	99,069
Suedzucker AG (a)	1,120	22,437
Thyssen Krupp AG	7,307	463,977
TUI AG *	4,099	109,799
Volkswagen AG (a)	3,399	765,982
Wincor Nixdorf AG (a)	572	47,170

		22,978,003
Greece - 0.57%
Alpha Bank A.E.	7,877	273,716
Athens Stock Exchange SA (ASE)	1,230	39,348
Bank of Piraeus SA	5,206	185,491
Coca Cola Hellenic Bottling Company SA	2,220	127,834
Cosmote Mobile Communications SA	2,390	81,894
EFG Eurobank Ergas SA	6,356	222,852

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece (continued)
Folli-Follie SA	310	$12,606
Greek Organization of Football Prognostics	4,540	175,575
Hellenic Petroleum SA	2,110	33,600
Hellenic Technodomiki Tev SA	2,460	32,808
Hellenic Telecommunications Organization SA	6,470	239,175
Motor Oil Hellas Corinth Refineries SA	878	23,219
National Bank of Greece SA	8,198	521,019
Public Power Corp.	2,040	80,633
Titan Cement Company SA	1,260	64,923
Viohalco SA	1,820	29,862

		2,144,555
Hong Kong - 2.58%
Anhui Conch Cement Company, Ltd., Series H	8,000	69,711
Bank of East Asia, Ltd.	28,678	161,491
Beijing Enterprises Holdings, Ltd.	6,000	30,505
BOC Hong Kong Holdings, Ltd.	71,672	181,919
Cathay Pacific Airways, Ltd.	18,218	49,829
Cheung Kong Holdings, Ltd.	29,151	480,269
China Agri-Industries Holdings, Ltd. *	30,000	20,543
China CITIC Bank *	101,000	78,260
China Communications
Construction Company , Ltd.	84,535	201,076
China Eastern Airlines Corp., Ltd. *	32,000	33,280
China Everbright, Ltd. *	14,000	49,915
China Merchants Holdings International
Company, Ltd.	20,462	127,472
China Mobile, Ltd.	122,500	2,005,599
China Overseas Land & Investment, Ltd.	72,000	164,958
China Resource Power Holdings, Ltd.	24,000	74,293
China Resources Enterprises, Ltd.	24,000	102,095
China Resources Land, Ltd.	36,000	74,972
China Shenhua Energy Company, Ltd.	66,500	400,579
China Southern Airlines Company, Ltd. *	24,000	37,378
Citic 1616 Holdings, Ltd.	1,050	343
Citic Pacific, Ltd.	23,000	146,835
CLP Holdings, Ltd.	25,111	173,241
CNOOC, Ltd.	305,000	513,486
COFCO International, Ltd. *	22,000	13,988
Denway Motors, Ltd.	98,000	57,267
Fu Ji Food & Catering Services Holdings, Ltd.	3,700	11,382
Global Bio-Chem Technology
Group Company, Ltd.	24,000	9,144
Gome Electrical Appliances Holdings, Ltd.	22,000	43,325
Guangzhou Investment Company, Ltd.	70,000	21,894
Hang Lung Properties, Ltd.	43,674	195,624
Hang Seng Bank, Ltd.	14,781	262,355
Henderson Land Development Company, Ltd.	16,399	130,128
Hong Kong & China Gas Company, Ltd.	82,298	192,153
Hong Kong Electric Holdings, Ltd.	26,918	140,146
Hong Kong Exchange & Clearing, Ltd.	20,570	630,133
Hopewell Holdings, Ltd.	11,638	55,574
Hopson Development Holdings, Ltd., GDR	12,000	40,158

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hutchison Whampoa, Ltd.	41,423	$443,861
Hysan Development Company, Ltd.	11,991	33,259
Kerry Properties, Ltd.	9,915	76,443
Li Ning Company, Ltd.	14,000	48,383
Link, REIT	40,634	89,121
Melco International Development	14,000	26,273
MTR Corp., Ltd.	26,438	78,777
New World Development Company, Ltd.	49,694	138,159
Nine Dragons Paper Holdings, Ltd.	25,600	80,069
PCCW, Ltd.	73,652	48,727
Ping An Insurance Group Company of China,
Ltd.	29,000	400,515
Semiconductor Manufacturing
International Corp. *	329,000	38,535
Shanghai Industrial Holdings, Ltd.	12,000	60,006
Shangri-La Asia, Ltd.	23,953	80,776
Shenzhen Investment, Ltd.	32,889	29,421
Shun Tak Holdings, Ltd.	18,000	29,007
Sino Land Company, Ltd.	26,310	65,493
Sun Hung Kai Properties, Ltd.	26,389	444,954
Swire Pacific, Ltd., Class A	17,837	216,498
Techtronic Industries Company, Ltd.	18,985	21,650
Television Broadcasting Company, Ltd.	4,819	28,966
Tencent Holdings, Ltd.	17,000	109,843
Travelsky Technology, Ltd.	12,000	12,866
Weiqiao Textile Company, Ltd.	7,000	13,154
Wharf Holdings, Ltd.	23,332	115,020
Wing Hang Bank, Ltd.	3,564	41,011

		9,752,107
Hungary - 0.19%
Gedeon Richter Rt.	301	64,166
Magyar Telekom Rt.	10,092	56,065
MOL Magyar Olaj & Gazipari Rt.	1,763	284,830
OTP Bank Rt.	5,721	309,879

		714,940
India - 1.17%
Bajaj Auto, Ltd., ADR	977	61,551
Dr. Reddy's Laboratories, Ltd., SADR (a)	3,186	52,123
Grasim Industries, Ltd., ADR	1,051	93,539
ICICI Bank, Ltd., SADR (a)	11,855	624,996
Infosys Technologies, Ltd., ADR	16,857	815,710
Larsen & Toubro, Ltd., ADR	2,866	201,959
Ranbaxy Laboratories, Ltd., ADR	4,394	47,148
Reliance Capital, Ltd. *	811	32,230
Reliance Communication, Ltd., ADR	18,700	275,356
Reliance Energy, Ltd., ADR	405	36,757
Reliance Industries, Ltd., GDR	13,165	1,507,392
Reliance Natural Resources, Ltd., ADR *	8,110	36,655
Satyam Computer Services, Ltd., ADR	9,962	257,916
State Bank of India, Ltd., ADR (a)	709	79,408
Tata Motors, Ltd., SADR (a)	8,526	163,188

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Videsh Sanchar Nigam, Ltd., SADR	977	$21,416
Wipro, Ltd., ADR (a)	7,013	101,268

		4,408,612
Indonesia - 0.29%
Aneka Tambang Tbk PT	71,375	21,658
Astra Agro Lestari Tbk PT	8,342	15,325
Astra International Tbk PT	43,017	90,550
Bank Central Asia Tbk PT	129,113	86,828
Bank Danamon Indonesia Tbk PT	36,741	33,949
Bank Internasional Indonesia Tbk PT	362,500	9,315
Bank Mandiri Tbk PT	151,122	58,251
Bank Pan Indonesia Tbk PT *	113,801	8,711
Bank Rakyat Indonesia Tbk PT	115,999	83,717
Berlian Laju Tanker Tbk PT	43,000	9,169
Bumi Resources Tbk PT	369,220	144,337
Energi Mega Persada Tbk PT *	83,500	7,761
Gudang Garam Tbk PT	11,018	11,325
Indocement Tunggal Prakarsa Tbk PT	20,013	13,349
Indofood Sukses Makmur Tbk PT	90,595	19,120
Indosat Tbk PT, ADR	523	22,280
Indosat Tbk PT	26,000	21,892
International Nickel Indonesia Tbk PT	4,000	27,775
Kalbe Farma Tbk PT	108,929	15,842
Perusahaan Gas Negara Tbk PT	43,503	57,322
PT Telekomunikiasi Indonesia, ADR	2,899	141,529
Ramayana Lestari Sentosa Tbk PT	40,369	3,752
Semen Gresik Persero Tbk PT	30,860	17,885
Telekomunikasi Indonesia Tbk PT	98,000	117,879
Unilever Indonesia Tbk PT	32,500	24,166
United Tractors Tbk PT	27,532	24,687

		1,088,374
Ireland - 0.62%
Allied Irish Banks PLC - London	1,204	28,828
Allied Irish Banks PLC	16,539	399,757
Bank of Ireland - London	1,043	19,352
Bank of Ireland	19,146	353,883
C&C Group PLC - London	458	3,757
C&C Group PLC	5,908	48,720
CRH PLC - London	704	27,666
CRH PLC	10,326	408,880
DCC PLC - London UK	321	9,493
DCC PLC	1,314	38,673
Depfa Bank PLC	6,673	137,761
Elan Corp PLC - London *	1,054	22,074
Elan Corp. *	7,649	160,303
Experian Group, Ltd.	20,151	212,388
Grafton Group PLC *	4,309	48,118
Greencore Group PLC	3,115	20,196
Iaws Group PLC	454	10,038
Iaws Group PLC	1,734	38,436
Independent News & Media PLC	11,126	41,287

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Irish Life & Permanent PLC - London	313	$6,933
Irish Life & Permanent PLC	4,627	102,298
Kerry Group PLC	2,393	70,769
Kerry Group PLC - London	270	7,931
Kingspan Group PLC - London	162	3,540
Kingspan Group PLC	2,426	53,119
Paddy Power PLC - London	174	6,130
Paddy Power PLC	712	24,903
Ryanair Holdings PLC, SADR *	1,362	56,537

		2,361,770
Israel - 0.40%
Africa-Israel Investments, Ltd.	259	23,850
Aladdin Knowledge Systems, ADR *	144	3,220
Alvarion, Ltd., ADR *	1,474	21,402
Audio Codes, Ltd., ADR *	632	3,457
Bank Hapoalim, Ltd.	19,449	99,230
Bank Leumi Le-Israel, Ltd.	17,480	76,480
Bezek Israeli Telecommunications Corp., Ltd.	21,603	36,937
Check Point Software Technologies, Ltd. *	3,926	98,857
Clal Industries & Investments, Ltd.	1,227	7,024
Clal Insurance Enterprise Holdings, Ltd.	327	8,505
Discount Investment Corp.	492	15,245
ECI Telecom, Ltd., ADR *	1,010	10,060
Elbit Systems, Ltd.	482	22,540
Given Imaging Corp., ADR * (a)	414	11,393
Harel Insurance Investments, Ltd.	145	7,993
ICL Israel Chemicals, Ltd.	10,597	97,108
IDB Development Corp., Ltd.	339	11,407
Israel Corp., Ltd.	48	38,694
Israel Discount Bank, Ltd. *	8,360	18,934
Koor Industries, Ltd.	167	13,245
Makhteshim-Agam Industries, Ltd. *	5,876	52,018
Migdal Insurance Holdings, Ltd.	5,069	8,463
Nice Systems, Ltd. *	1,055	38,256
Orbotech, Ltd. *	594	12,492
Partner Communications, Ltd.	1,609	26,718
RADWARE, Ltd., ADR *	269	4,221
Retalix, Ltd. *	247	4,591
Strauss-Elite, Ltd. *	571	7,617
Super-Sol, Ltd. *	1,843	7,082
Syneron Medical, Ltd., ADR *	462	10,922
Teva Pharmaceutical Industries, Ltd.	15,435	684,549
United Mizrahi Bank, Ltd.	2,283	17,017

		1,499,527
Italy - 2.69%
Alleanza Assicuraz SpA	8,001	106,193
Assicurazioni Generali SpA	20,175	885,213
Autogrill SpA	2,071	39,781
Autostrade SpA	4,974	167,536
Banca Intesa SpA - Non convertible	17,583	128,373
Banca Monte dei Paschi Siena SpA	20,779	127,111

The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Banca Popolare di Milano SpA	8,169	$120,328
Banche Popolari Unite SpA	11,325	303,521
Banco Popolare Scarl *	12,785	285,572
Bulgari SpA (a)	2,882	45,238
Capitalia SpA	31,486	299,938
Enel SpA	82,770	934,398
Eni SpA	49,718	1,837,208
Fiat SpA (a)	13,559	408,890
Finmeccanica SpA (a)	5,592	162,433
Fondiaria-Sai SpA	1,385	64,846
Intesa Sanpaolo SpA (a)	147,233	1,133,554
Italcementi SpA (a)	1,317	29,099
Lottomatica SpA (a)	1,367	49,270
Luxottica Group SpA (a)	2,513	85,287
Mediaset SpA (a)	14,850	152,863
Mediobanca SpA	9,182	200,263
Mediolanum SpA	4,491	31,671
Mondadori (Arnoldo) Editore SpA	1,879	18,127
Parmalat SpA	30,744	108,842
Pirelli & Company SpA *	54,326	65,268
Seat Pagine Gialle SpA	71,507	39,752
Snam Rete Gas SpA (a)	16,081	99,744
T.E.R.N.A SpA	22,790	84,004
Telecom Italia SpA (a)	205,084	621,812
Telecom Italia SpA-RNC	116,917	281,099
UniCredito Italiano SpA	149,391	1,274,424

		10,191,658
Japan - 15.16%
Access Company, Ltd. * (a)	4	13,220
Acom Company, Ltd.	1,333	29,679
Aderans Company, Ltd. (a)	717	14,997
Advantest Corp. (a)	3,020	94,030
AEON Company, Ltd. (a)	12,496	176,387
AEON Credit Service Company, Ltd. (a)	1,423	15,284
Aeon Mall Company, Ltd. (a)	900	27,474
Aiful Corp. (a)	1,398	21,886
Aisin Seiki Company	3,821	152,534
Ajinomoto Company, Inc. (a)	11,695	146,467
Alfresa Holdings Corp. (a)	576	36,720
All Nippon Airways Company, Ltd. (a)	13,285	51,763
Alps Electric Company, Ltd. (a)	3,662	44,015
Amada Company, Ltd.	7,171	80,080
Aoyama Trading Company, Ltd. (a)	858	21,790
Asahi Breweries, Ltd.	7,799	118,701
Asahi Glass Company, Ltd. (a)	18,809	252,739
Asahi Kasei Corp. (a)	23,037	185,931
ASATSU-DK, Inc. (a)	752	24,199
Asics Corp. (a)	3,000	46,391
Astellas Pharmaceuticals, Inc. (a)	10,605	508,206
Autobacs Seven Company, Ltd. (a)	447	11,605
Bank of Kyoto, Ltd. (a)	6,000	72,691

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Benesse Corp. (a)	1,546	$59,162
Bridgestone Corp. (a)	11,947	263,919
Canon Sales Company, Inc. (a)	1,500	30,005
Canon, Inc.	20,626	1,124,761
Casio Computer Company, Ltd. (a)	4,267	61,084
Central Glass Company, Ltd.	4,114	20,717
Central Japan Railway Company, Ltd.	31	328,927
Chiba Bank, Ltd. (a)	15,104	116,649
Chiyoda Corp. (a)	3,000	54,009
Chubu Electric Power Company, Inc. (a)	12,723	329,196
Chugai Pharmaceutical Company, Ltd. (a)	5,584	92,128
Circle K Sunkus Company, Ltd.	1,088	16,891
Citizen Watch Company, Ltd. (a)	7,565	76,058
Coca-Cola West Japan Company, Ltd. (a)	1,323	31,067
COMSYS Holdings Corp. (a)	2,057	22,541
Credit Saison Company, Ltd. (a)	3,109	80,037
CSK Corp. (a)	1,310	51,156
Dai Nippon Printing Company, Ltd. (a)	12,047	172,040
Daicel Chemical Industries, Ltd.	4,466	35,307
Daido Steel Company, Ltd. (a)	7,000	59,602
Daifuku Company, Ltd. (a)	1,500	17,116
Daiichi Sankyo Company, Ltd. (a)	13,328	399,910
Daikin Industries, Ltd. (a)	5,185	249,374
Dainippon Ink & Chemicals, Inc. (a)	10,990	48,651
Dainippon Screen Manufacturing
Company, Ltd. (a)	3,762	22,641
Daito Trust Construction Company, Ltd. (a)	1,581	76,176
Daiwa House Industry Company, Ltd.	10,285	134,086
Daiwa Securities Group, Inc. (a)	26,649	253,557
Denki Kagaku Kogyo Kabushiki Kaisha	9,523	53,421
Denso Corp. (a)	9,478	356,929
Dentsu, Inc. (a)	39	110,576
Dowa Mining Company, Ltd.	5,466	69,169
E-Access, Ltd. (a)	17	9,433
East Japan Railway Company (a)	67	527,935
Ebara Corp. (a)	7,466	34,479
EDION Corp. (a)	1,300	14,461
Eisai Company, Ltd. (a)	4,948	233,672
Electric Power Development Company, Ltd.	3,000	116,629
Elpida Memory, Inc. *	1,800	66,064
Familymart Company, Ltd.	1,240	32,300
Fanuc, Ltd.	3,821	389,145
Fast Retailing Company, Ltd. (a)	1,134	65,389
Fuji Electric Holdings Company, Ltd. (a)	10,580	47,112
Fuji Photo Film Company, Ltd.	9,333	431,016
Fuji Software ABC, Inc. (a)	782	15,983
Fuji Television Network, Inc. (a)	10	20,090
Fujikura, Ltd. (a)	6,523	41,244
Fujitsu, Ltd.	36,379	256,912
Fukuoka Financial Group, Inc. * (a)	16,000	93,651
Furukawa Electric Company, Ltd. (a)	11,638	56,884
Glory, Ltd.	1,400	44,443

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Goodwill Group, Inc. * (a)	21	$3,934
Gunma Bank (a)	6,523	43,456
Gunze, Ltd.	2,762	13,596
Hakuhodo DY Holdings, Inc.	460	32,246
Hankyu Department Stores (a)	2,409	19,883
Hankyu Hanshin Holdings, Inc. (a)	22,600	115,378
Haseko Corp. *	18,500	44,247
Hikari Tsushin, Inc. (a)	600	16,438
Hino Motors, Ltd. (a)	5,114	39,051
Hirose Electric Company, Ltd. (a)	617	74,965
Hitachi Cable, Ltd. (a)	3,409	21,110
Hitachi Capital Corp. (a)	493	6,196
Hitachi Chemical, Ltd. (a)	1,816	37,511
Hitachi Construction Machinery Company, Ltd.	1,957	78,123
(a)
Hitachi High-Technologies Corp. (a)	1,100	25,161
Hitachi, Ltd. (a)	66,882	444,988
Hokkaido Electric Power Company, Inc. (a)	3,532	76,335
Hokuhoku Financial Group, Inc. (a)	22,866	64,633
Honda Motor Company, Ltd. (a)	30,138	1,011,764
House Food Corp. (a)	1,199	20,908
Hoya Corp. (a)	8,108	276,425
Ibiden Company, Ltd. (a)	2,500	210,254
Idemitsu Kosan Company, Ltd. (a)	400	44,982
Inpex Holdings, Inc. (a)	16	164,202
Isetan Company, Ltd.	4,138	55,747
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	24,866	78,071
ITO EN, Ltd. (a)	1,094	26,641
Itochu Corp. (a)	29,798	361,526
Itochu Techno-Science Corp. (a)	552	19,443
J Front Retailing Company, Ltd. * (a)	8,760	86,088
JAFCO Company, Ltd. (a)	647	23,971
Japan Airlines System Corp. * (a)	16,047	34,751
Japan Petroleum Exploration Company, Ltd. (a)	600	44,564
Japan Prime Realty Investment Corp., REIT	12	49,991
Japan Real Estate Investment Corp., REIT (a)	8	96,017
Japan Retail Fund Investment Corp., REIT	6	52,183
Japan Tobacco, Inc. (a)	86	471,960
JFE Holdings, Inc. (a)	11,438	809,752
JGC Corp. (a)	4,114	79,253
Joyo Bank, Ltd. (a)	12,047	67,161
JS Group Corp. (a)	5,084	88,344
JSR Corp. (a)	3,667	89,777
Jupiter Telecommunications Company, Ltd. *	100	77,579
Kajima Corp. (a)	17,809	61,181
Kamigumi Company, Ltd. (a)	4,466	37,482
Kaneka Corp.	5,171	43,444
Kansai Electric Power Company, Ltd. (a)	14,722	336,104
Kansai Paint Company, Ltd. (a)	3,762	28,825
Kao Corp. (a)	10,638	317,345
Kawasaki Heavy Industries, Ltd. (a)	25,037	97,988

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kawasaki Kisen Kaisha, Ltd. (a)	10,933	$160,410
KDDI Corp.	48	355,679
Keihin Electric Express Railway
Company, Ltd. (a)	8,933	57,880
Keio Electric Railway Company, Ltd. (a)	12,285	76,501
Keisei Electric Railway Company, Ltd. (a)	5,000	27,700
Keyence Corp. (a)	652	144,599
Kikkoman Corp.	2,762	41,653
Kinden Corp. (a)	3,409	31,131
Kintetsu Corp. (a)	33,208	103,107
Kirin Brewery Company, Ltd. (a)	15,104	199,670
KK DaVinci Advisors * (a)	20	15,011
Kobe Steel Company, Ltd. (a)	48,483	180,894
Kokuyo Company, Ltd. (a)	1,269	13,178
Komatsu, Ltd. (a)	17,670	593,201
Komori Corp. (a)	605	14,812
Konami Corp. (a)	1,857	50,551
Konica Minolta Holdings, Inc.	9,609	162,713
Kose Corp. (a)	900	23,874
Koyo Seiko Company, Ltd. (a)	3,357	59,123
Kubota Corp. (a)	21,218	174,571
Kuraray Company, Ltd. (a)	6,700	84,784
Kurita Water Industries, Ltd.	2,181	73,977
Kyocera Corp. (a)	3,162	296,180
KYOWA HAKKO KOGYO COMPANY, LTD. (a)	6,523	67,113
Kyushu Electric Power Company, Inc. (a)	7,469	197,476
Lawson, Inc. (a)	1,269	40,063
LeoPalace21 Corp. (a)	2,498	81,905
Mabuchi Motor Company, Ltd. (a)	482	31,398
Makita Corp. (a)	2,157	94,549
Marubeni Corp. (a)	30,798	282,319
Marui Company, Ltd. (a)	6,236	68,771
Matsui Securities Company, Ltd. (a)	2,900	22,195
Matsumotokiyoshi Company, Ltd. (a)	652	12,050
Matsushita Electric Industrial Company, Ltd.	38,607	723,587
Matsushita Electric Works, Ltd. (a)	6,819	82,139
Mediceo Holdings Company, Ltd. (a)	2,910	44,442
Meiji Dairies Corp. (a)	4,114	23,221
Meiji Seika Kaisha, Ltd. (a)	7,466	37,531
Meitec Corp. (a)	617	18,084
Millea Holdings, Inc. (a)	15,800	634,858
Minebea Company, Ltd.	7,523	51,427
Mitsubishi Chemical Holdings Corp, ADR (a)	23,000	200,035
Mitsubishi Corp. (a)	26,644	843,487
Mitsubishi Electric Corp. (a)	38,027	476,247
Mitsubishi Estate Company, Ltd.	23,218	664,352
Mitsubishi Gas & Chemicals Company, Inc. (a)	7,171	66,421
Mitsubishi Heavy Industries, Ltd. (a)	61,063	398,837
Mitsubishi Logistc Corp. (a)	2,057	28,946
Mitsubishi Materials Corp. (a)	22,980	142,701
Mitsubishi Rayon Company, Ltd. (a)	9,990	70,724
Mitsubishi Securities Company, Ltd. (a)	5,000	43,747

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi UFJ Financial Group, Inc. (a)	160,000	$1,522,415
Mitsubishi UFJ Lease & Finance
Company, Ltd. (a)	650	21,539
Mitsui & Company, Ltd. (a)	33,389	810,187
Mitsui Chemicals, Inc. (a)	12,990	128,906
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	13,638	77,216
Mitsui Fudosan Company, Ltd.	16,752	464,767
Mitsui Mining & Smelting Company, Ltd.	9,990	43,008
Mitsui O.S.K. Lines, Ltd. (a)	21,513	348,197
Mitsui Sumitomo Insurance Company, Ltd. (a)	23,741	278,541
Mitsui Trust Holdings, Inc.	13,990	109,019
Mitsukoshi, Ltd. (a)	7,171	32,493
Mitsumi Electric Company, Ltd. (a)	1,399	57,065
Mizuho Financial Group, Inc. (a)	194	1,105,149
Murata Manufacturing Company, Ltd. (a)	4,196	302,165
Namco Bandai Holdings, Inc. (a)	4,067	59,070
NEC Corp. (a)	40,617	197,115
NEC Electronics Corp. * (a)	652	18,713
NGK INSULATORS, LTD. (a)	5,171	166,400
NGK Spark Plug Company, Ltd. (a)	3,762	58,403
NHK Spring Company, Ltd. (a)	3,000	22,856
NICHIREI Corp. (a)	4,466	20,469
Nidec Corp. (a)	2,186	152,666
Nikko Cordial Corp. (a)	8,000	100,400
Nikon Corp. (a)	5,819	199,905
Nintendo Company, Ltd.	1,992	1,036,020
Nippon Building Fund, Inc., REIT (a)	9	130,718
Nippon Electric Glass Company, Ltd. (a)	7,000	112,628
Nippon Express Company, Ltd. (a)	16,809	83,475
Nippon Kayaku Company, Ltd.	2,409	20,030
Nippon Light Metal Company, Ltd.	7,876	17,330
NIPPON MEAT PACKERS, Inc.	3,762	41,749
Nippon Mining Holdings, Inc.	17,632	176,964
Nippon Oil Corp.	25,094	232,869
Nippon Paper Group, Inc. (a)	17	52,487
Nippon Sheet Glass Company, Ltd. (a)	13,171	80,414
Nippon Shokubai Company, Ltd. (a)	2,409	23,424
Nippon Steel Corp.	111,536	802,229
Nippon Telegraph & Telephone Corp.	103	481,049
Nippon Yusen Kabushiki Kaisha (a)	20,923	204,171
Nippon Zeon Company (a)	3,409	33,562
Nishimatsu Construction Company, Ltd. (a)	4,114	12,416
Nishi-Nippon City Bank, Ltd.	12,000	33,710
Nissan Chemical Industries, Ltd. (a)	2,762	34,063
Nissan Motor Company, Ltd. (a)	42,990	430,349
Nisshin Seifun Group, Inc. (a)	3,114	29,277
Nisshin Steel Company (a)	16,047	72,294
Nisshinbo Industries, Inc.	2,409	33,460
Nissin Food Products Company, Ltd. (a)	1,716	61,190
Nitori Company, Ltd. (a)	768	36,269
Nitto Denko Corp. (a)	3,332	154,748

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
NOK Corp. (a)	1,892	$40,479
Nomura Holdings, Inc. (a)	34,807	583,043
Nomura Real Estate Holdings, Inc. (a)	800	23,378
Nomura Real Estate Office Fund, Inc. (a)	4	41,746
Nomura Research Institute, Ltd. (a)	2,011	68,386
NSK, Ltd. (a)	8,285	72,632
NTN Corp. (a)	7,228	64,435
NTT Data Corp. (a)	26	115,777
NTT DoCoMo, Inc. (a)	312	445,017
NTT Urban Development Corp.	20	41,399
Obayashi Corp.	11,638	53,848
OBIC Company, Ltd. (a)	120	23,253
Odakyu Electric Railway Company, Ltd. (a)	11,695	75,370
Oji Paper Company, Ltd. (a)	17,809	86,118
Oki Electric Industry Company, Ltd. * (a)	9,638	16,597
Okuma Holdings, Inc. (a)	3,000	43,729
Okumura Corp. (a)	4,114	20,931
Olympus Optical Company, Ltd. (a)	4,466	183,332
Omron Corp.	4,161	110,014
Onward Kashiyama Company, Ltd. (a)	2,409	24,346
Oracle Corp. - Japan (a)	852	38,902
Oriental Land Company, Ltd. (a)	893	51,725
Orix Corp. (a)	1,796	409,247
Osaka Gas Company, Ltd. (a)	41,845	146,665
OSG Corp. (a)	1,500	15,603
Otsuka Corp. (a)	300	29,405
Park24 Company, Ltd. (a)	1,600	14,375
Pioneer Electronic Corp. (a)	3,221	39,471
Promise Company, Ltd. (a)	1,619	39,426
Q.P. Corp. (a)	2,287	20,905
Rakuten, Inc. (a)	124	48,584
Resona Holdings, Inc. (a)	113	193,608
Ricoh Company, Ltd.	13,399	283,176
Rinnai Corp. (a)	752	22,433
Rohm Company, Ltd. (a)	1,827	161,281
Round One Corp. (a)	6	13,254
Ryohin Keikaku Company, Ltd. (a)	511	29,377
Sanken Electric Company (a)	2,057	10,072
SANKYO Company, Ltd.	993	40,159
Santen Pharmaceutical Company, Ltd. (a)	1,300	32,506
Sanwa Shutter Corp.	3,762	21,071
Sanyo Electric Company, Ltd. * (a)	29,151	47,917
Sapporo Hokuyo Holdings, Inc. (a)	6	59,489
Sapporo Holdings (a)	5,466	36,082
SBI E*Trade Securities Compnay, Ltd.	27	25,596
SBI Holdings, Inc. (a)	176	46,151
Secom Company, Ltd. (a)	4,190	201,519
SEGA SAMMY HOLDINGS, INC.	4,292	57,112
Seiko Epson Corp. (a)	2,622	64,877
Seino Transportation Company, Ltd. (a)	2,409	22,230
Sekisui Chemical Company, Ltd.	8,228	60,325
Sekisui House, Ltd.	9,638	121,208

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Seven & I Holdings Company, Ltd. (a)	16,281	$418,424
Sharp Corp. (a)	19,218	348,491
Shimachu Company, Ltd. (a)	723	19,116
Shimamura Company, Ltd. (a)	376	35,154
Shimano, Inc. (a)	1,369	47,864
Shimizu Corp. (a)	10,695	58,135
Shin-Etsu Chemical Company, Ltd. (a)	8,111	560,109
Shinko Electric Industries Company, Ltd. (a)	1,200	26,613
Shinko Securities Company, Ltd.	11,000	50,896
Shinsei Bank, Ltd. (a)	28,094	88,450
Shionogi & Company, Ltd. (a)	5,523	85,069
Shiseido Company, Ltd. (a)	6,523	144,666
Shizuoka Bank, Ltd. (a)	11,342	110,086
Showa Denko K.K. (a)	23,161	87,624
Showa Shell Sekiyu K.K. (a)	3,555	45,667
SMC Corp. (a)	1,164	159,243
SOFTBANK Corp. (a)	14,388	265,286
Sojitz Holdings Corp. (a)	19,891	86,498
Sompo Japan Insurance, Inc. (a)	16,104	184,598
Sony Corp. (a)	19,342	936,989
Stanley Electric Corp. (a)	2,908	70,057
Sumco Corp.	2,300	93,616
Sumitomo Bakelite Company, Ltd. (a)	4,762	27,376
Sumitomo Chemical Company, Ltd.	31,446	269,389
Sumitomo Corp. (a)	20,366	393,221
Sumitomo Electric Industries, Ltd. (a)	14,199	225,989
Sumitomo Heavy Industries, Ltd. (a)	10,990	141,366
Sumitomo Metal Industries, Ltd. (a)	77,577	452,049
Sumitomo Metal Mining Company, Ltd. (a)	10,285	249,566
Sumitomo Mitsui Financial Group, Inc. (a)	127	988,563
Sumitomo Osaka Cement Company, Ltd. (a)	6,523	16,055
Sumitomo Realty &
Development Company, Ltd.	7,876	276,735
Sumitomo Rubber Industries, Inc. (a)	3,100	38,932
Sumitomo Titanium Corp. (a)	300	26,118
Sumitomo Trust & Banking Company, Ltd.	25,446	192,317
Suruga Bank, Ltd. (a)	4,114	50,200
Suzuken Company, Ltd. (a)	1,523	51,261
T&D Holdings, Inc. (a)	3,891	239,254
TAIHEIYO CEMENT CORP. (a)	18,809	71,487
Taisei Corp. (a)	20,866	60,431
Taisho Pharmaceuticals Company, Ltd. (a)	2,762	54,289
Taiyo Nippon Sanso Corp. (a)	5,819	52,228
Taiyo Yuden Company, Ltd.	2,057	40,700
Takara Holdings (a)	3,409	20,013
Takashimaya Company, Ltd. (a)	5,819	64,526
Takeda Pharmaceutical Company, Ltd. (a)	16,349	1,148,895
Takefuji Corp. (a)	2,056	40,770
Tanabe Seiyaku Company, Ltd. (a)	4,000	50,444
TDK Corp.	2,468	216,363
Teijin, Ltd. (a)	18,104	88,331
Terumo Corp.	3,403	171,659

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
The 77th Bank, Ltd. (a)	6,523	$43,854
The Bank of Yokohama, Ltd. (a)	23,684	163,345
The Hachijuni Bank, Ltd. (a)	9,000	64,733
The Hiroshima Bank, Ltd. (a)	9,000	49,078
The Japan Steel Works, Ltd. (a)	7,000	116,098
The Tokyo Electric Power Company, Ltd. (a)	23,367	589,357
THK Company, Ltd. (a)	2,181	45,999
TIS, Inc. (a)	817	15,917
Tobu Railway Company, Ltd. (a)	16,752	78,675
Toda Corp. (a)	3,762	19,828
Toho Company, Ltd. (a)	1,933	38,162
Toho Titanium Company, Ltd. (a)	500	18,351
Tohoku Electric Power Company, Inc. (a)	8,480	181,061
Tokai Rika Company, Ltd. (a)	1,100	30,614
Tokuyama Corp. (a)	4,000	60,637
Tokyo Broadcasting Company, Ltd.	852	23,860
Tokyo Electron, Ltd. (a)	3,432	217,298
Tokyo Gas Company, Ltd.	43,835	203,964
Tokyo Seimitsu Company, Ltd. (a)	600	12,472
Tokyo Steel Manufacturing Company, Ltd. (a)	1,800	27,928
Tokyo Tatemono Company, Ltd. (a)	6,000	76,448
Tokyu Corp. (a)	21,866	142,629
Tokyu Land Corp.	9,171	91,965
TonenGeneral Sekiyu K.K. (a)	5,171	51,944
Toppan Printing Company, Ltd. (a)	10,990	113,073
Toray Industries, Inc. (a)	26,389	209,313
Toshiba Corp. (a)	58,711	547,894
Tosoh Corp. (a)	9,228	59,792
Toto, Ltd. (a)	5,171	37,463
Toyo Seikan Kaisha, Ltd.	3,209	60,423
Toyo Suisan Kaisha, Ltd. (a)	1,705	32,030
Toyobo Company, Ltd. (a)	12,933	30,257
Toyoda Gosei Company, Ltd. (a)	1,134	41,028
Toyota Boshoku Corp. (a)	1,500	50,618
Toyota Industries Corp. (a)	3,590	154,553
Toyota Motor Corp. (a)	53,047	3,128,011
Toyota Tsusho Corp. (a)	4,400	116,716
Trend Micro, Inc.	2,233	96,521
Ube Industries, Ltd.	21,037	74,466
UNI Charm Corp. (a)	858	52,608
UNY Company, Ltd. (a)	3,762	32,751
Ushio, Inc. (a)	1,957	35,573
USS Company, Ltd. (a)	393	25,806
Wacoal Corp. (a)	2,057	25,243
West Japan Railway Company, Ltd. (a)	34	162,046
Yahoo Japan Corp. (a)	303	114,633
Yakult Honsha Company, Ltd. (a)	1,957	44,508
Yamada Denki Company, Ltd. (a)	1,726	170,679
Yamaha Corp.	3,426	76,726
Yamaha Motor Company, Ltd.	3,591	91,508
Yamato Transport Company, Ltd. (a)	7,580	113,588
Yamazaki Baking Company, Ltd. (a)	1,409	10,563

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
YASKAWA Electric Corp. (a)	5,000	$62,228
Yokogawa Electric Corp. (a)	3,814	46,373

		57,354,817
Korea - 0.00%
LG Philips LCD Company, Ltd., ADR *	57	1,365
Luxembourg - 0.45%
ArcelorMittal (a)	17,592	1,384,431
Tenaris SA, ADR	6,160	324,139

		1,708,570
Malaysia - 0.42%
AirAsia BHD *	13,200	7,089
AMMB Holdings BHD	28,800	36,681
Berjaya Sports Toto BHD	15,600	22,891
British American Tobacco Malaysia BHD	2,700	32,685
Bursa Malaysia BHD	6,000	19,369
Commerce Asset Holdings	49,800	156,379
DRB-Hicom BHD	9,800	5,522
Gamuda BHD	14,400	37,188
Genting BHD	38,100	90,009
Golden Hope Plantations BHD	12,200	30,433
Guinness Anchor BHD	2,200	3,874
Highlands & Lowlands BHD	2,800	6,450
Hong Leong Bank BHD	9,200	15,930
Hong Leong Credit BHD	3,400	5,787
IGB Corp., BHD	15,700	12,763
IJM Corp. BHD	11,300	26,364
IOI Corp. BHD *	67,450	119,757
IOI Properties, BHD	1,400	5,218
KLCC Property Holdings BHD	6,800	6,785
Kuala Lumpur Kepong BHD	8,900	34,477
Lafarge Malayan Cement BHD	18,900	9,984
Magnum Corp. BHD	16,800	14,249
Malayan Bank BHD	39,900	128,804
Malaysian Airline System BHD *	4,200	5,300
Malaysian Bulk Carriers BHD	5,625	7,263
Malaysian Pacific Industries BHD	1,400	3,780
Malaysian Resources Corp. BHD *	14,400	10,607
Media Prima BHD	11,600	9,702
MISC BHD	23,100	66,436
MMC Corp. BHD	6,500	16,119
Mulpha International BHD *	12,300	5,126
Multi-Purpose Holdings BHD	10,800	5,800
Petronas Dagangan BHD	4,000	10,330
Petronas Gas BHD	10,300	33,552
PLUS Expressways BHD	28,700	26,784
POS Malaysia & Services Holdings BHD *	6,100	5,406
PPB Group BHD	9,200	24,839
Proton Holdings BHD *	5,900	9,177
Public Bank BHD	22,000	67,792
Resorts World BHD	52,100	59,936
RHB Capital BHD	12,400	21,834

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
Scomi Group BHD	11,400	$4,784
Shell Refining Company Federation
of Malaya BHD	2,400	7,748
Sime Darby BHD	31,000	94,615
SP Setia BHD	9,400	24,276
Star Publications Malaysia BHD	7,100	7,043
TA Enterprise BHD	12,800	5,522
Tanjong PLC	4,300	22,588
Telekom Malaysia, BHD	21,100	60,064
Tenaga Nasional BHD	26,700	74,047
Transmile Group BHD *	2,500	3,287
UEM World BHD	13,200	15,805
UMW Holdings BHD	4,900	20,276
YTL Corp. BHD	17,200	37,858

		1,596,384
Mexico - 0.90%
Alfa SA de CV	6,702	45,303
America Movil SA de CV	381,319	1,220,779
Carso Infraestructura y Construccion SA de
CV *	11,400	11,450
Cemex SA de CV * (a)	150,643	450,034
Coca-Cola Femsa SA de CV	5,853	25,120
Consorcio ARA SA de CV (a)	16,060	21,521
Controladora Comercial Mexicana SA de CV	6,929	18,386
Corp. GEO SA de CV, Series B *	9,052	39,735
Desarrolladora Homex SA de CV *	2,800	25,945
Empresas ICA Sociedad
Controladora SA de CV *	6,900	41,624
Fomento Economico Mexicano SA de CV (a)	44,355	165,289
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	9,100	49,818
Grupo Aeroportuario del Sureste SA de CV	4,892	24,289
Grupo Bimbo SA de CV (a)	6,258	34,918
Grupo Carso SA de CV (a)	11,588	44,200
Grupo Financiero Banorte SA de CV	27,375	108,423
Grupo Iusacell SA de CV * (a)	253	2,546
Grupo Mexico SA	21,665	155,564
Grupo Modelo SA (a)	10,217	49,064
Grupo Televisa SA	48,683	234,008
Industrias Penoles SA de CV (a)	1,898	31,894
Kimberly-Clark de Mexico SA de CV (a)	10,200	45,987
Telefonos de Mexico SA de CV (a)	169,666	278,263
TV Azteca SA de CV * (a)	24,147	13,275
Urbi Desarrollos Urbanos SA de CV *	6,300	22,647
Wal-Mart de Mexico SA de CV, Series V (a)	64,246	235,652

		3,395,734
Netherlands - 2.64%
ABN AMRO Holdings NV (a)	36,202	1,901,913
Aegon NV	28,565	545,442
Akzo Nobel NV (a)	5,374	441,635
ASML Holding NV *	9,359	309,379
Buhrmann NV	3,038	33,000

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands (continued)
Corio NV (a)	751	$63,959
DSM NV (a)	2,819	151,679
Fugro NV	1,147	92,842
Hagemeyer NV	8,876	40,888
Heineken NV (a)	4,726	309,228
ING Groep NV (a)	36,886	1,632,597
Koninklijke (Royal) KPN NV (a)	38,069	658,719
Koninklijke (Royal) Philips Electronics NV (a)	22,403	1,008,134
Koninklijke Ahold NV * (a)	24,982	376,500
Oce NV (a)	1,272	26,658
Randstad Holdings NV (a)	1,071	57,727
Reed Elsevier NV (a)	13,695	259,361
Royal Numico NV	3,335	257,949
SBM Offshore NV (a)	2,731	107,052
TNT Post Group NV	8,641	361,202
Unilever NV (a)	33,776	1,039,692
Vedior NV	3,354	73,581
Wereldhave NV (a)	366	43,946
Wolters Kluwer NV	5,823	172,372

		9,965,455
New Zealand - 0.11%
Auckland International Airport, Ltd.	18,756	44,420
Contact Energy, Ltd.	5,539	38,516
Fisher & Paykel Appliances Holdings, Ltd. (a)	5,069	13,654
Fisher & Paykel Healthcare Corp.	9,802	24,475
Fletcher Building, Ltd.	9,205	88,385
Kiwi Income Property Trust	14,462	15,867
Sky City Entertainment Group, Ltd.	8,595	33,948
Sky Network Television, Ltd.	3,742	16,309
Telecom Corp. of New Zealand, Ltd.	35,621	120,478
Vector, Ltd.	4,817	8,930

		404,982
Norway - 0.79%
Acergy SA (a)	3,939	116,628
Aker Kvaerner ASA	3,351	106,338
Den Norske Bank ASA	13,399	204,737
Det Norske Oljeselskapb ASA *	17,000	35,179
Norsk Hydro ASA (a)	14,242	617,067
Norske Skogindustrier ASA	3,471	37,004
Ocean Rig ASA *	3,539	26,024
Orkla ASA	16,561	294,667
Pan Fish ASA *	53,200	67,430
Petroleum Geo-Services ASA *	3,465	99,552
ProSafe ASA * (a)	4,200	74,652
Renewable Energy Corp AS *	3,422	157,118
Schibsted ASA (a)	929	48,748
Statoil ASA (a)	13,129	445,735
Stolt-Nielsen SA	800	23,650
Storebrand ASA	4,478	69,334
Tandberg ASA (a)	2,336	56,001
Telenor ASA	15,209	303,489

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
TGS Nopec Geophysical Company ASA *	2,200	$44,916
Tomra Systems ASA	3,067	22,100
Yara International ASA (a)	4,091	128,876

		2,979,245
Peru - 0.13%
Cia de Minas Buenaventura SA	1,973	97,227
Credicorp SA	1,069	71,944
Minsur SA	8,301	27,854
Southern Peru Copper Corp.	1,951	242,899
Volcan Compania Minera SA, CMN Series B	8,201	36,824

		476,748
Philippines - 0.09%
Ayala Corp.	2,808	34,168
Ayala Land, Inc.	117,600	42,279
Banco De Oro	8,500	11,095
Bank of the Philippine Islands	24,560	36,134
Filinvest Land, Inc. *	112,500	4,331
First Philippine Holdings Corp.	5,200	8,916
Globe Telecommunications, Inc.	600	19,513
Jollibee Foods Corp.	8,000	9,380
Manila Electric Company	4,840	8,887
Megaworld Corp.	189,000	14,426
Metropolitan Bank & Trust Company	12,400	15,363
Petron Corp.	25,000	3,153
Philippine Long Distance Telephone Company	1,250	80,476
San Miguel Corp.	5,600	7,743
SM Investments Corp.	3,138	25,861
SM Prime Holdings, Ltd.	98,916	26,261

		347,986
Poland - 0.28%
Agora SA	767	14,826
Bank BPH SA	172	58,976
Bank Pekao SA	1,491	137,923
Bank Zachodni WBK SA	437	41,659
Bioton SA *	22,883	10,347
Boryszew SA *	430	3,007
BRE Bank SA *	177	34,080
Budimex SA *	210	5,618
Computerland SA	64	1,254
Debica SA	65	2,437
Echo Investment SA *	485	16,265
Globe Trade Centre SA *	2,165	38,716
Grupa Kety SA	187	13,670
KGHM Polska Miedz SA	2,189	101,864
Mondi Packaging Paper Swiecie SA	197	6,280
Orbis SA	558	15,559
PBG SA *	168	22,789
Polish Oil & Gas Company	23,595	44,719
Polska Grupa Farmaceutyczna SA	156	5,525
Polski Koncern Naftowy Orlen SA *	6,379	133,399

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Powszechna Kasa Oszczednosci Bank
Polski SA	9,934	$206,619
Prokom Software SA	199	10,160
Softbank SA	424	11,846
Telekomunikacja Polska SA	13,917	109,859
TVN SA	2,755	22,630

		1,070,027
Portugal - 0.26%
Banco BPI, SA (a)	5,964	50,030
Banco Comercial dos Acores, S.A. (a)	42,352	175,229
Banco Espirito Santo SA	3,917	88,550
Brisa Auto Estrada, SA	5,875	76,848
Cimpor-Cimentos De Portugal, SA (a)	4,621	38,172
Electricidade De Portugal, SA (a)	39,293	229,054
Jeronimo Martins, SGPS SA	3,740	22,918
Portugal Telecom, SGPS, SA	15,439	215,780
PT Multimedia.com, SGPS, SA	1,370	20,336
Sonae Industria, SGPS SA *	1,232	13,803
Sonae, SGPS, SA	15,740	40,730

		971,450
Russia - 1.62%
AFK Sistema, Reg. S, Spons. GDR	1,919	63,807
JSC MMC Norilsk Nickel, ADR	1,697	461,584
Lukoil Oil Company, ADR	10,000	831,000
Mechel Steel Group, ADR	609	31,059
Mobile Telesystems, SADR	4,121	285,627
NovaTek OAO, ADR	1,585	83,213
Novolipetsk Steel, ADR	2,499	84,841
OAO Gazprom, SADR	49,698	2,191,682
Polyus Gold Company ZAO, SADR (a)	1,627	70,774
RAO Unified Energy System, SADR	2,064	250,776
Rostelecom, ADR (a)	1,268	79,668
Sberbank, ADR	1,600	667,200
Sberbank	164	76,132
Severstal, ADR	4,250	90,100
Sibirtelecom, ADR	159	13,699
Surgutneftegaz, ADR (a)	3,062	207,910
Tatneft, ADR	1,397	153,670
UralsvyAzinform, ADR	1,226	15,104
VolgaTelecom, ADR	636	6,614
VTB Bank OJSC, GDR *	16,900	151,255
Vympel Communicatii, SADR	9,495	256,745
Wimm-Bill-Dann Foods OJSC, ADR	323	35,317

		6,107,777
Singapore - 0.85%
Allgreen Properties, Ltd. (a)	15,369	19,880
Ascendas., REIT *	19,469	35,808
Capitacommercial *	19,000	36,354
Capitaland, Ltd. *	31,275	171,725
CapitaMall Trust *	20,658	54,279
Chartered Semiconductor Manufacturing, Ltd. *	20,570	15,106

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
City Developments, Ltd.	10,285	$112,253
ComfortDelGro Corp., Ltd.	37,731	49,315
Cosco Corp. Singapore, Ltd.	16,000	64,138
DBS Group Holdings, Ltd.	22,684	330,105
Fraser and Neave, Ltd.	16,900	64,899
Haw Par Corp., Ltd.	1,877	10,243
Jardine Cycle and Carriage, Ltd.	2,534	31,583
Keppel Corp., Ltd.	21,980	213,240
Keppel Land, Ltd.	7,876	44,041
Neptune Orient Lines, Ltd.	8,638	30,844
Olam International, Ltd.	13,000	27,501
Oversea-Chinese Banking Corp., Ltd.	50,752	304,314
Parkway Holdings, Ltd.	12,229	34,933
SembCorp Industries, Ltd.	17,604	76,498
SembCorp Marine, Ltd.	16,293	50,494
Singapore Airlines, Ltd.	10,260	128,570
Singapore Exchange, Ltd.	16,399	142,523
Singapore Land, Ltd.	2,409	16,554
Singapore Petroleum Company, Ltd.	4,000	18,325
Singapore Post, Ltd.	25,151	20,673
Singapore Press Holdings, Ltd.	30,441	88,597
Singapore Technologies Engineering, Ltd.	26,798	70,412
Singapore Telecommunications, Ltd.	160,410	434,446
SMRT Corp., Ltd.	11,990	13,813
Suntec Real Estate Investment Trust *	18,809	24,710
United Overseas Bank, Ltd.	25,037	372,780
United Overseas Land, Ltd.	10,531	36,894
Venture Corp., Ltd.	4,466	49,646
Wing Tai Holdings, Ltd. *	9,228	23,998

		3,219,494
South Africa - 1.22%
African Bank Investments, Ltd. (a)	9,208	41,887
Allan Gray Property Trust (a)	20,086	19,698
Anglo Platinum, Ltd.	1,400	212,068
AngloGold Ashanti, Ltd.	3,102	147,012
Aspen Pharmacare Holdings, Ltd. *	3,929	19,129
Aveng, Ltd.	8,169	65,277
AVI, Ltd.	7,065	22,079
Barloworld, Ltd.	3,970	74,752
Bidvest Group, Ltd. *	5,328	104,874
Ellerine Holdings, Ltd.	1,837	19,723
FirstRand, Ltd.	57,098	183,333
Foschini, Ltd.	3,862	29,177
Gold Fields, Ltd.	12,324	222,294
Grindrod, Ltd.	7,010	26,256
Harmony Gold Mining Company, Ltd. *	6,695	79,363
Hulamin, Ltd.	73	254
Impala Platinum Holdings, Ltd.	10,870	379,026
Imperial Holdings, Ltd.	3,712	69,571
Investec, Ltd.	3,548	38,140
JD Group, Ltd.	3,458	29,240

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Kumba Iron Ore, Ltd.	1,637	$53,751
Lewis Group, Ltd.	1,660	13,675
Liberty Group, Ltd. (a)	2,285	29,048
Massmart Holdings, Ltd.	4,162	50,419
Metropolitan Holdings, Ltd.	10,398	22,963
Mittal Steel South Africa, Ltd.	3,990	79,448
Mondi, Ltd. (a)	3,150	31,304
MTN Group, Ltd.	30,141	457,617
Murray & Roberts Holdings, Ltd.	5,984	78,124
Nampak, Ltd. *	10,238	32,129
Naspers, Ltd.	6,977	193,632
Nedbank Group, Ltd.	4,016	72,940
Network Healthcare Holdings, Ltd. *	23,875	41,382
Pick'n Pay Stores, Ltd.	4,044	20,916
Pretoria Portland Cement Company, Ltd.	11,048	76,726
Reunert, Ltd. (a)	3,548	34,537
Sanlam, Ltd.	46,616	150,829
Sappi, Ltd.	4,055	61,565
Sasol, Ltd.	12,026	517,180
Shoprite Holdings, Ltd. (a)	8,511	44,515
Spar Group, Ltd.	3,380	27,063
Standard Bank Group, Ltd.	24,854	359,148
Steinhoff International Holdings, Ltd. *	19,242	54,515
Super Group, Ltd.	5,037	9,477
Telkom SA, Ltd.	5,908	148,925
Tiger Brands, Ltd.	3,222	85,127
Truworths International, Ltd.	9,550	43,859
Woolworths Holdings, Ltd. (a)	15,999	42,073

		4,616,040
South Korea - 2.75%
Amorepacific Corp.	60	44,780
Asiana Airlines (a)	1,727	16,022
Cheil Communications, Inc.	70	20,729
Cheil Industries, Inc.	840	56,174
CJ CheilJedang Corp. *	126	31,617
CJ Corp.	214	16,501
Daegu Bank	2,740	50,749
Daelim Industrial Company	580	107,425
Daewoo Engineering & Construction
Company, Ltd.	2,970	85,191
Daewoo International Corp.	1,020	42,800
Daewoo Securities Company, Ltd.	2,380	71,518
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,010	127,169
Daishin Securities Company, Ltd.	920	30,461
Daum Communications Corp. *	201	15,155
Dongbu Insurance Company, Ltd.	800	33,568
Dongkuk Steel Mill Company, Ltd.	760	40,111
Doosan Heavy Industries and Construction
Company, Ltd.	670	70,796
Doosan Infracore Company, Ltd.	1,610	62,542
GS Engineering & Construction Corp.	750	130,307

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Hana Financial Group, Inc.	2,370	$111,747
Hancook Tire Company(The), Ltd.	2,050	42,001
Hanjin Heavy Industries & Construction
Company, Ltd. *	657	58,510
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	243	10,143
Hanjin Shipping Company, Ltd.	1,060	52,123
Hanmi Pharm Company, Ltd.	126	19,069
Hanwha Chem Corp.	1,100	29,028
Hanwha Corp.	970	76,209
Hite Brewery Company, Ltd.	230	32,170
Honam Petrochemical Corp.	270	44,550
Hyosung Corp.	460	34,834
Hyundai Autonet Company, Ltd.	2,480	18,942
Hyundai Department Store Company, Ltd.	320	38,464
Hyundai Development Company	1,320	123,324
Hyundai Engineering & Construction
Company, Ltd. *	930	88,818
Hyundai Heavy Industries	850	392,886
Hyundai Marine & Fire
Insurance Company, Ltd.	1,610	31,667
Hyundai Merchant Marine Company, Ltd.	740	39,096
Hyundai Mipo Dockyard	230	79,167
Hyundai Mobis	1,140	120,957
Hyundai Motor Company, Ltd.	3,190	257,598
Hyundai Securities Company, Ltd. (a)	2,530	59,024
Hyundai Steel Company	1,080	91,106
Kangwon Land, Inc.	2,000	59,007
KCC Corp.	100	61,083
Kia Motors Corp. * (a)	3,770	51,288
Kookmin Bank, SADR	554	45,422
Kookmin Bank	6,380	531,231
Korea Electric Power Corp., ADR	744	17,224
Korea Electric Power Corp.	4,950	232,044
Korea Exchange Bank	3,440	55,820
Korea Investment Holdings Company, Ltd.	860	56,572
Korea Zinc Company, Ltd.	260	49,150
Korean Air Lines Company, Ltd. (a)	717	48,497
Korean Reinsurance Company, Ltd.	1,230	17,405
KT Corp., SADR	266	6,663
KT Corp.	2,650	133,057
KT Freetel Company, Ltd. (a)	1,880	68,203
KT&G Corp.	2,240	175,010
LG Chem, Ltd.	850	89,166
LG Electronics, Inc.	1,910	178,446
LG Fashion Corp., Ltd.	382	12,669
LG Household & Health Care, Ltd.	240	43,272
LG International Corp. (a)	507	16,039
LG Petrochemical Company, Ltd.	540	26,848
LG Philips LCD Company, Ltd. *	2,200	105,294
Lotte Chilsung Beverage Company, Ltd.	10	15,254
Lotte Confectionery Company, Ltd.	20	34,792

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Lotte Shopping Company, Ltd.	180	$76,709
LS Cable, Ltd.	370	46,091
Mirae Asset Securities Company, Ltd.	440	42,070
NCSoft Corp. *	240	21,295
NHN Corp. *	755	174,735
Nong Shim Company, Ltd.	50	12,320
Orion Corp.	60	18,194
Pacific Corp.	40	8,327
Poongsan Corp.	460	12,918
POSCO, SADR	440	78,659
POSCO	1,410	1,036,912
Pusan Bank	2,410	44,242
S1 Corp.	320	19,197
Samsung Corp.	2,720	200,028
Samsung Electro-Mechanics Company, Ltd.	1,260	82,747
Samsung Electronics Company, Ltd.	2,260	1,419,986
Samsung Engineering Company, Ltd.	630	84,675
Samsung Fine Chemicals Company, Ltd.	360	24,075
Samsung Fire & Marine
Insurance Company, Ltd.	740	159,296
Samsung Heavy Industries Company, Ltd.	3,520	187,126
Samsung SDI Company, Ltd. (a)	680	45,623
Samsung Securities Company, Ltd.	1,050	95,230
Samsung Techwin Company, Ltd.	1,140	86,825
Shinhan Financial Group Company, Ltd.,
SADR	175	22,453
Shinhan Financial Group Company, Ltd.	6,350	414,937
Shinsegae Company, Ltd.	290	201,858
SK Corp.	472	100,574
SK Energy Company, Ltd. *	1,237	216,271
SK Telecom Company, Ltd., ADR (a)	657	19,513
SK Telecom Company, Ltd. (a)	720	165,219
S-Oil Corp.	880	78,274
Tong Yang Investment Bank	1,930	35,430
Woongjin Coway Company, Ltd.	990	32,508
Woori Investment & Securities Company, Ltd. (a)	1,740	49,244
Yuhan Corp.	165	35,068

		10,383,133
Spain - 2.98%
Abertis Infraestructuras SA (a)	4,414	137,629
Acciona SA	526	142,618
Acerinox SA (a)	2,768	83,040
ACS Actividades SA	3,938	216,683
Aguas de Barcelona SA-Class A	1,239	46,947
Altadis SA, Series A	4,784	335,605
Antena 3 de Television SA * (a)	1,788	32,896
Banco Bilbao Vizcaya Argentaria SA (a)	71,662	1,675,055
Banco Popular Espanol SA (a)	15,879	272,050
Banco Santander Central Hispano SA	119,525	2,316,290
Cintra Concesiones de Infraestructuras de
Transporte SA (a)	3,754	57,004
Corporacion Mapfre SA (a)	10,034	45,224

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Ebro Puleva SA (a)	1,640	$33,531
Endesa SA (a)	11,925	679,724
Fomento de Construcciones SA	902	72,780
Gamesa Corporacion Tecno SA	3,129	127,458
Gas Natural SDG SA (a)	3,023	170,205
Gestevision Telecinco SA	1,724	45,126
Grupo Ferrovial SA	1,229	103,708
Iberdrola SA, GDR	2,299	133,693
Iberdrola SA	16,076	941,702
Iberia Lineas Aereas de Espana SA	9,266	45,056
Indra Sistemas SA	2,207	59,526
Industria de Diseno Textil SA	4,062	272,943
Promotora de Informaciones SA	1,616	31,822
Repsol SA	14,881	530,003
Sacyr Vallehermoso SA (a)	1,534	53,523
Sogecable SA *	1,008	36,460
Telefonica SA	85,236	2,378,931
Union Fenosa SA	2,020	119,161
Zardoya Otis SA (a)	2,063	63,855
Zeltia SA *	2,496	27,077

		11,287,325
Sweden - 1.91%
Alfa Laval AB (a)	1,817	116,307
Assa Abloy AB - Series B	6,301	130,146
Atlas Copco AB, Series A, ADR	13,081	225,238
Atlas Copco AB, Series B, ADR	8,040	127,885
Axfood AB (a)	512	17,197
Billerud Aktibolag AB (a)	793	10,593
Boliden AB	6,000	127,172
Castellum AB	2,752	34,105
D. Carnegie & Company AB	1,427	29,860
Electrolux AB - Series B (a)	4,999	105,376
Elekta AB, Series B	1,514	24,550
Eniro AB	3,666	44,442
Ericsson LM, Series B	290,750	1,158,420
Fabege AB, ADR	2,904	34,419
Getinge AB, Series B (a)	3,331	80,247
Hennes & Mauritz AB - B shares (a)	9,318	587,816
Hoganas AB, Series B	447	11,804
Holmen AB, Series B (a)	1,129	43,064
Husqvarna AB, B Shares	5,579	71,725
Kungsleden AB	2,509	32,159
Lundin Petroleum AB, Series A *	4,812	55,176
Modern Times Group AB, Series B	1,026	65,912
Nobia AB	2,700	25,851
Nordea Bank AB	40,698	705,797
OMX AB (a)	1,575	67,981
Oriflame Cosmetics AB (a)	834	50,358
Sandvik AB	18,700	399,239
SAS AB * (a)	1,346	24,008
Scania AB - Series B	7,048	170,880

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
Securitas AB, B Shares (a)	6,101	$80,084
Securitas Direct AB, B Shares *	5,101	14,888
Securitas Systems AB, B Shares	5,101	18,748
Skandinaviska Enskilda Banken AB - Series A	9,133	295,477
Skanska AB, Series B	7,341	144,825
SKF AB, B Shares (a)	8,048	168,715
SSAB Svenskt Stal AB, Series A	3,627	133,587
SSAB Svenskt Stal AB, Series B	1,557	52,898
Svenska Cellulosa AB, ADR	11,024	204,716
Svenska Handelsbanken AB - Series A	10,061	310,741
Swedish Match AB	5,347	110,648
Tele2 AB - Series B	6,023	129,519
Teliasonera AB	44,057	396,312
Trelleborg AB, Series B	1,646	38,637
Volvo AB - Series A	9,110	157,566
Volvo AB - Series B	21,480	372,347
Wihlborgs Fastigheter AB (a)	738	13,619

		7,221,054
Switzerland - 4.97%
ABB, Ltd.	41,628	1,093,343
Adecco SA	2,620	154,527
Ciba Specialty Chemicals AG	1,376	69,958
Clariant AG *	4,772	58,498
Compagnie Financiere
Richemont AG, Series A	10,437	689,780
Credit Suisse Group AG	21,914	1,451,109
Geberit AG, ADR	803	104,765
Givaudan AG	132	121,670
Holcim, Ltd.	4,064	447,707
Kudelski SA	577	16,272
Kuehne & Nagel International AG	1,143	112,210
Kuoni Reisen Holding AG, Series B	62	29,211
Logitech International SA * (a)	3,262	96,853
Lonza Group AG	952	103,571
Nestle SA	8,047	3,605,244
Nobel Biocare Holding AG, Series BR	469	126,656
Novartis AG	46,568	2,563,065
Phonak Holding AG (a)	990	99,055
PSP Swiss Property AG * (a)	992	52,517
Rieter Holding AG	84	45,333
Roche Holdings AG	14,104	2,550,524
Schindler Holding AG	987	62,145
Societe Generale de Surveillance Holdings AG	99	112,794
Straumann Holding AG	148	41,458
Sulzer AG	56	80,113
Swatch Group AG - BR shares (a)	675	220,885
Swatch Group AG	1,005	64,182
Swiss Life Holding *	662	171,263
Swiss Re	7,108	631,430
Swisscom AG	461	174,847
Syngenta AG *	2,148	461,856
Synthes AG (a)	1,164	129,926

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
UBS AG	40,139	$2,152,483
Unaxis Holding AG *	119	43,554
Zurich Financial Services AG	2,895	866,132

		18,804,936
Taiwan - 2.01%
Acer Sertek, Inc.	44,660	78,687
Advanced Semiconductor Engineering, Inc.	72,319	79,333
Advantech Company, Ltd.	6,200	18,371
Asia Cement Corp.	32,000	55,793
Asia Optical Company, Inc.	3,029	10,488
Asustek Computer, Inc.	61,934	188,449
AU Optronics Corp.	125,349	216,245
BenQ Corp. *	39,000	19,897
Catcher Technology Company, Ltd.	10,400	75,686
Cathay Financial Holdings Company, Ltd.	110,000	260,211
Cathay Real Estate Development
Company, Ltd.	14,000	6,928
Chang Hwa Commercial Bank, Ltd.	77,000	50,728
Cheng Shin Rubber Industry Company, Ltd.	13,910	31,541
Cheng Uei Precision Industry Company, Ltd.	6,300	17,837
Chi Mei Optoelectronics Corp.	83,040	96,437
China Airlines, Ltd.	18,537	7,555
China Development Financial Holdings Corp.	173,040	69,725
China Motor Company, Ltd.	8,040	7,366
China Steel Corp.	172,830	252,082
Chinatrust Finance Holding Company, Ltd. *	133,000	97,605
Chunghwa Picture Tubes, Ltd. *	123,000	35,051
Chunghwa Telecom Company, Ltd.	103,400	193,271
CMC Magnetics Corp. *	52,000	23,263
Compal Communications, Inc.	3,150	7,992
Compal Electronics, Inc.	59,295	67,044
Compeq Manufactuing Company, Ltd.	14,000	6,778
Delta Electronics, Inc.	29,350	113,767
D-Link Corp.	13,260	32,911
E.Sun Financial Holding Company, Ltd. *	53,000	28,583
Epistar Corp.	7,134	34,757
Eternal Chemical Company, Ltd.	10,080	13,930
EVA Airways Corp. *	19,000	6,957
Evergreen Marine Corp.	22,000	19,044
Far Eastern Textile, Ltd.	52,530	70,582
First Financial Holding Company, Ltd.	84,660	60,573
Formosa Chemicals & Fibre Corp.	56,000	143,282
Formosa Petrochemical Corp.	38,000	114,111
Formosa Plastic Corp.	81,000	228,344
Formosa Taffeta Company, Ltd.	16,000	18,189
Foxconn Technology Company, Ltd.	8,050	93,240
Fubon Group Company, Ltd.	69,000	58,883
Fuhwa Financial Holdings Company, Ltd. *	112,060	68,675
Gigabyte Technology Company, Ltd.	9,000	7,432
HannStar Display Corp. *	96,000	27,651
High Tech Computer Corp.	9,100	133,426
Hon Hai Precision Industry Company, Ltd.	98,816	744,867

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Hua Nan Financial Holdings Company, Ltd.	69,000	$48,629
InnoLux Display Corp.	39,513	169,506
Inotera Memories, Inc.	58,300	58,863
Inventec Appliances Corp.	3,150	6,245
Inventec Company, Ltd.	27,300	17,065
Kinpo Electronics, Inc.	16,320	6,551
Kinsus Interconnect Technology Corp	4,400	15,033
Largan Precision Company, Ltd.	2,040	22,191
Lite-On Technology Corp.	35,944	56,171
Macronix International Company, Ltd.	52,913	32,751
MediaTek, Inc.	16,750	301,793
Mega Financial Holding Company, Ltd.	172,000	108,571
Micro-Star International Company, Ltd.	11,657	11,787
Mitac International	18,346	25,578
Mosel Vitelic, Inc.	17,510	23,715
Motech Industries, Inc.	2,425	26,379
Nan Ya Plastics Corp.	100,000	260,457
Nan Ya Printed Circuit Board Corp.	3,000	18,109
Nanya Technology Corp.	40,168	27,078
Novatek Microelectronics Corp., Ltd.	8,159	35,501
Oriental Union Chemical Corp.	8,160	10,102
Phoenix Precision Technology Corp.	11,054	12,820
Polaris Securities Company, Ltd. *	34,760	18,746
Pou Chen Corp.	37,735	37,695
Powerchip Semiconductor Corp.	140,613	69,800
Powertech Technology, Inc.	8,050	32,437
President Chain Store Corp.	9,000	25,289
ProMOS Technologies, Inc.	109,000	33,400
Quanta Computer, Inc.	38,680	60,802
Realtek Semiconductor Corp.	7,875	35,713
Ritek Corp. *	50,000	17,619
Shin Kong Financial Holding Company, Ltd.	65,862	61,150
Siliconware Precision Industries Company	48,907	110,148
SinoPac Holdings Company, Ltd.	126,000	58,685
Synnex Technology International Corp.	14,700	41,215
Taishin Financial Holdings Company, Ltd. *	86,000	43,481
Taiwan Cellular Corp.	49,000	66,665
Taiwan Cement Corp.	55,550	90,895
Taiwan Fertilizer Company, Ltd.	12,000	28,975
Taiwan Glass Industrial Corp.	10,960	11,956
Taiwan Secom Company, Ltd.	4,000	6,619
Taiwan Semiconductor
Manufacturing Company, Ltd.	418,004	814,618
Tatung Company, Ltd. *	73,000	38,027
Teco Electric & Machinery Company, Ltd.	32,000	18,875
Tripod Technology Corp.	6,840	27,876
U-Ming Marine Transport Corp.	9,000	29,508
Unimicron Technology Corp.	15,300	27,989
Uni-President Enterprises Corp.	56,180	86,073
United Microelectronics Corp.	243,311	172,941
Vanguard International Semiconductor Corp.	17,168	15,440
Via Technologies, Inc. *	19,000	12,808

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Walsin Lihwa Corp.	46,000	$22,834
Wan Hai Lines, Ltd.	24,000	18,459
Waterland Financial Holding Company	22,440	7,220
Winbond Electronics Corp.	60,000	19,304
Wintek Corp.	17,000	22,712
Wistron Corp.	20,138	36,407
Yageo Corp.	45,000	18,753
Yang Ming Marine Transport Corp.	23,183	18,647
Yieh Phui Enterprise Company, Ltd.	14,420	6,760
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	18,180	8,468
Yulon Motor Company, Ltd.	14,208	15,934
Zyxel Communications Corp.	6,120	10,989

		7,590,394
Thailand - 0.20%
Advanced Info Service PCL	16,300	41,850
Airports of Thailand PCL (a)	8,000	14,471
Aromatics Thailand PCL	3,100	6,874
Bangkok Bank PCL, Foreign Shares	13,900	46,637
Bangkok Bank PCL	4,400	14,763
Bangkok Bank PCL (a)	2,200	7,381
Bangkok Expressway PCL	4,000	2,906
Banpu PCL, Reg.	2,700	27,571
BEC World PCL	13,900	9,409
C.P. Seven Eleven PCL	41,305	13,618
Central Pattana PCL	12,400	10,039
Charoen Pokphand Foods PCL	45,700	7,000
Electricity Generating PCL, Foreign Shares	3,500	12,050
Glow Energy PCL	9,700	9,905
Hana Microelectronics PCL	8,600	6,172
IRPC PCL	149,200	30,036
Kasikornbank PCL - Foreign Shares	17,300	41,641
Kasikornbank PCL, NVDR	4,300	10,350
Kasikornbank PCL	4,600	11,072
Krung Thai Bank PCL	52,000	16,537
Land & Houses PCL, Foreign Shares (a)	27,800	7,056
Land & Houses PCL, NVDR	30,300	7,691
Land & Houses PCL	19,700	5,000
National Finance PCL	10,300	4,718
Precious Shipping PCL	5,600	6,127
PTT Chemical PCL	5,118	19,263
PTT Exploration & Production PCL	21,300	82,031
PTT PCL, Foreign Shares	15,600	152,928
Ratchaburi Electricity Generating Holding PCL	6,900	9,512
Rayong Refinery PCL	26,200	18,728
Siam Cement PCL, Foreign Shares	4,500	34,136
Siam Cement PCL, NVDR	700	5,310
Siam Cement PCL	1,700	12,896
Siam City Cement PCL	900	7,352
Siam Commercial Bank PCL	15,900	37,344
Siam Makro PCL	1,000	2,713
Thai Airways International PCL	8,000	9,803

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Thailand (continued)
True Corp. PCL *	35,200	$6,881

		769,771
Turkey - 0.30%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	667	5,209
Akbank AS	19,097	145,182
Akcansa Cimento AS	869	6,642
Aksigorta AS	2,477	17,091
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,481	46,656
Arcelik AS	2,015	16,318
Aygaz AS	751	3,196
Cimsa Cimento Sanayi ve Ticaret AS	485	4,168
Dogan Sirketler Grubu Holdings AS *	10,506	22,919
Dogan Yayin Holding AS *	4,274	18,189
Eregli Demir ve Celik Fabrikalari TAS	10,804	100,884
Ford Otomotiv Sanayi AS	1,415	14,967
HACI Omer Sabanci Holdings, AS	8,960	57,381
Hurriyet Gazetecilik AS *	3,787	11,954
Is Gayrimenkul Yatirim Ortakligi AS *	3,116	5,330
KOC Holdings AS *	6,985	36,652
Migros Turk TAS	1,937	33,613
Petkim Petrokimya Holding AS *	1,258	10,291
Tofas Turk Otomobil Fabrik AS	2,534	12,668
Trakya Cam Sanayi AS	2,104	7,859
Tupras Turkiye Petrol Rafine AS	2,491	65,870
Turk Hava Yollari AS *	1,274	9,896
Turk Sise ve Cam Fabrikalari AS	2,990	14,825
Turkcell Iletisim Hizmetleri AS	10,931	92,134
Turkiye Garanti Bankasi AS	18,769	143,464
Turkiye Is Bankasi AS	19,142	115,471
Turkiye Vakiflar Bankasi Tao	21,422	72,932
Ulker Gida Sanayi ve Ticaret AS	1,126	5,025
Vestel Elektronik Sanayi ve Tracaret AS *	1,652	4,560
Yapi ve Kredi Bankasi AS *	11,734	37,428

		1,138,774
United Kingdom - 16.30%
3i Group PLC	7,411	150,631
Aegis Group PLC	18,555	47,284
Aggreko PLC	5,561	65,527
AMEC PLC	6,776	102,361
Amvescap PLC	15,775	212,736
Anglo American PLC	26,334	1,765,725
ARM Holdings PLC	28,261	88,726
Arriva PLC	3,901	61,435
AstraZeneca Group PLC	29,722	1,483,916
Astro All Asia Networks PLC, GDR	9,300	9,662
Aviva PLC	51,295	769,654
BAE Systems PLC	65,254	656,503
Barclays PLC	128,737	1,562,887
Barratt Developments PLC	5,449	83,092
BBA Aviation PLC	8,537	39,768

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Bellway PLC	2,160	$45,400
Berkeley Group Holdings PLC *	1,880	54,960
BG Group PLC	66,293	1,143,353
BHP Billiton PLC	46,224	1,649,104
BICC PLC	8,116	78,509
Biffa PLC	5,898	26,633
Bovis Homes Group PLC	2,181	29,079
BP PLC	376,027	4,350,381
Britannic Group PLC	13,425	186,792
British Airways PLC *	10,666	83,335
British American Tobacco PLC	30,065	1,073,835
British Energy Group PLC	19,592	213,486
British Land Company PLC	10,163	242,824
British Sky Broadcasting Group PLC	21,846	309,527
Brixton PLC	6,121	45,204
BT Group PLC	161,138	1,008,507
Bunzl PLC	6,167	88,069
Burberry Group PLC	8,185	109,629
Cadbury Schweppes PLC	40,480	467,914
Capita Group PLC	11,241	165,919
Carnival PLC	3,497	166,394
Carphone Warehouse	7,329	52,070
Cattles PLC	6,276	44,653
Centrica PLC	70,798	549,184
Charter PLC *	3,022	72,882
Close Brothers Group PLC	2,609	43,242
Cobham PLC	23,746	93,915
Compass Group PLC	40,410	248,793
Cookson Group PLC	3,543	55,111
CSR PLC *	2,219	29,110
Daily Mail and General Trust PLC	5,636	72,386
Davis Service Group PLC	2,703	29,509
De La Rue PLC	2,518	37,473
Diageo PLC	52,441	1,148,200
Dixons Group PLC	34,238	94,229
Electrocomponents PLC	9,718	50,470
EMAP PLC	3,933	70,478
Enterprise Inns PLC	11,130	134,326
FirstGroup PLC	8,408	118,016
FKI PLC	9,996	18,544
Friends Provident Ethical Investment
Trust PLC	36,691	128,656
Galiform PLC *	10,535	23,625
GKN PLC	14,532	104,875
GlaxoSmithKline PLC	112,283	2,968,906
Grafton Group PLC *	293	3,266
Great Portland Estates PLC	3,310	40,319
Group 4 Securicor PLC	23,995	98,813
Hammerson PLC	5,658	135,186
Hays PLC	26,991	73,183
HBOS PLC	73,298	1,366,527
Home Retail Group	17,436	132,497

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
HSBC Holdings PLC	236,130	$4,354,137
ICAP PLC	10,726	115,237
IMI PLC	6,290	68,539
Imperial Chemical Industries PLC	23,423	311,338
Imperial Tobacco Group PLC	13,044	595,930
Inchcape PLC	9,236	79,270
Intercontinental Hotels Group PLC	5,566	110,124
International Power PLC	28,921	266,056
Intertek Group PLC	3,224	62,243
Invensys PLC *	14,966	94,659
Investec PLC	8,372	87,386
ITV PLC	77,572	162,254
J Sainsbury PLC	30,869	363,427
Johnson Matthey PLC	4,456	151,434
Kelda Group PLC	5,290	92,962
Kesa Electricals PLC	9,870	55,384
Kingfisher PLC	47,331	172,526
Ladbrokes PLC	12,833	112,954
Land Securities Group PLC	9,028	309,571
Legal & General Group PLC	124,974	340,384
Liberty International PLC	4,993	116,142
Lloyds TSB Group PLC	111,090	1,228,619
Logicacmg PLC	32,031	98,766
London Stock Exchange Group PLC	3,199	107,151
Man Group PLC	34,391	388,065
Marks & Spencer Group PLC	32,565	408,622
Meggitt PLC	12,001	77,618
Michael Page International PLC	6,154	51,752
Misys PLC	10,880	49,019
Mondi PLC	7,192	68,178
National Express Group PLC	2,707	68,265
National Grid PLC, ADR	52,558	840,035
Next Group PLC	4,262	170,646
Old Mutual PLC	100,320	327,841
Pearson PLC	15,603	240,953
Persimmon PLC	5,658	111,194
Premier Farnell PLC	8,062	26,009
Prudential PLC	49,068	751,738
Punch Taverns PLC	5,255	105,631
Rank Group PLC	6,571	21,668
Reckitt Benckiser PLC	12,056	705,879
Reed Elsevier PLC	24,623	310,221
Rentokil Initial PLC	34,040	115,821
Reuters Group PLC	25,382	332,720
Rexam PLC	13,152	147,870
Rio Tinto PLC	19,699	1,697,937
Rolls-Royce Group PLC *	35,827	381,627
Royal Bank of Scotland Group PLC	185,939	1,990,088
Royal Dutch Shell PLC, A Shares	72,079	2,963,856
Royal Dutch Shell PLC, B Shares	54,225	2,224,180
SABMiller PLC	17,298	490,882
Schroders PLC	2,213	62,576

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Scottish & Newcastle PLC	15,093	$188,154
Scottish & Southern Energy PLC	16,960	522,436
Segro PLC, REIT (a)	7,989	81,355
Serco Group PLC	9,104	77,023
Severn Trent PLC	4,464	128,317
Signet Group PLC	32,190	54,960
Smith & Nephew PLC	18,637	227,016
Smiths Group PLC *	7,800	169,987
SSL International PLC	3,394	29,407
Stagecoach Group PLC	10,287	47,658
Standard Life PLC	42,019	247,135
Tate & Lyle PLC	10,137	83,180
Taylor Woodrow PLC	21,706	122,022
Tesco PLC	154,654	1,384,890
The Sage Group PLC	26,835	136,358
Thomas Cook Group PLC	10,654	60,490
Tomkins PLC	16,963	78,587
Travis Perkins PLC	2,361	74,317
Trinity Mirror PLC	5,530	46,448
TUI Travel PLC *	9,249	47,516
Tullett Prebon PLC	3,792	33,357
Unilever PLC	25,422	800,720
United Business Media PLC	5,413	76,419
United Utilities PLC	17,006	242,685
Vodafone Group PLC	1,037,931	3,734,699
Whitbread PLC	3,652	120,760
William Hill PLC	6,607	86,675
Wolseley PLC	12,546	211,393
WPP Group PLC	22,951	309,743
Xstrata PLC	12,478	825,217
Yell Group PLC	14,506	126,867

		61,640,380
United States - 0.00%
Southern Copper Corp.	130	16,098

TOTAL COMMON STOCKS (Cost $269,046,367)		$363,797,336

PREFERRED STOCKS - 1.33%
Brazil - 1.02%
Aracruz Celulose SA	5,100	37,293
Banco Bradesco SA	14,508	423,084
Banco Itau Holding Financeira SA	10,300	516,401
Brasil Telecom Participacoes SA	2,500	37,405
Braskem SA, A Shares	1,000	9,396
Centrais Eletricas Brasileiras SA *	2,400	33,558
Cia de Bebidas das Americas, ADR	1,444	105,600
Cia de Bebidas das Americas	2,410	177,013
Cia de Gas de Sao Paulo, A Shares	30,000	7,182
Cia Energetica de Minas Gerais	4,200	89,119
Cia Energetica de Sao Paulo *	3,019	55,844
Cia Paranaense de Energia	1,700	27,100
Cia Vale do Rio Doce	29,668	842,584

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Companhia de Tecidos de Norte de Minas SA	1,600	$10,725
Duratex SA *	1,200	35,713
Eletropaulo Metropolitana de Sao Paulo SA	399,544	26,520
Gerdau SA	4,400	114,692
Gol Linhas Aereas Inteligentes SA	900	21,761
Klabin SA	11,000	41,893
Lojas Americanas SA	5,000	49,510
NET Servicos de Comunicacao SA *	2,271	37,141
Petroleo Brasileiro SA	22,700	731,142
Sadia SA, ADR *	8,000	44,309
Tam SA	1,211	33,075
Tele Norte Leste Participacoes SA	3,900	88,058
Telemig Celular Participacoes SA	476	13,889
Telesp Celular Participacoes SA	10,400	50,246
Tim Participacoes SA	11,129	45,291
Usinas Siderurgicas de Minas Gerais SA,
Series A	1,700	118,389
Votorantim Celulose e Papel SA *	1,300	37,133

		3,861,066
Germany - 0.20%
Porsche AG	176	372,785
RWE AG	827	92,832
Volkswagen AG	2,148	294,713

		760,330
Italy - 0.01%
Unipol SpA	15,577	48,724
Japan - 0.00%
ITO EN, Ltd. *	328	6,522

Russia - 0.03%
Surgutneftegaz SADR (a)	1,358	94,789

South Korea - 0.07%
Hyundai Motor Company	710	28,473
LG Electronics, Inc.	340	16,830
Samsung Electronics Company, Ltd.	440	204,819

		250,122

TOTAL PREFERRED STOCKS (Cost $2,906,261)		$5,021,553

WARRANTS - 0.00%

Hong Kong - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date: 08/27/2008, Strike
Price: HKD 12.50) *	6,000	4,047

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 10/07/2009, Strike
Price: IDR 400.00) *	16,560

TOTAL WARRANTS (Cost $157)		$4,563

International Equity Index Trust A (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS - 0.04%

Australia - 0.01%
Newcrest Mining, Ltd. (Expiration Date:
10/04/2007, Strike Price: AUD 17.40) *	2,205	$20,696

Austria - 0.00%
Raiffeisen International Bank Holding AG
(Expiration Date: 10/03/2007, Strike Price:
EUR 104.00) *	723	0
Wienerberger AG (Expiration Date:
10/11/2007, Strike Price EUR 45.00) *	1,428	0

Belgium - 0.03%
Fortis (Expiration Date: 10/09/2007, Strike
Price: EUR 15.00) *	25,195	133,259
Omega Pharma SA (Expiration Date:
10/03/2007, Strike Price: EUR 10.25) *	371	0

		133,259

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	4,466	2,824

Malaysia - 0.00%
Malaysian Airline System BHD (Expiration
Date: 10/31/2007, Strike Price: MYR 2.70)*	1,400	657

Thailand - 0.00%
True Corp. PCL (Expiration Date: 03/31/2008,
Strike Price THB 0.5004) *	12,595	0

TOTAL RIGHTS (Cost $0)		$157,436

SHORT TERM INVESTMENTS - 25.59%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class	$5,303,667	$5,303,667
John Hancock Cash Investment Trust (c)	91,503,235	91,503,235

TOTAL SHORT TERM INVESTMENTS
(Cost $96,806,902)		$96,806,902

Total Investments (International Equity Index Trust A)
(Cost $368,759,687) - 123.15%		$465,787,790
Liabilities in Excess of Other Assets - (23.15)%		(87,569,472)

TOTAL NET ASSETS - 100.00%		$378,218,318

The portfolio had the following five top industry concentrations as of
September 30, 2007 (as a percentage of total net assets):

Banking	12.92%
Telecommunications Equipment & Services	6.48%
International Oil	5.32%
Insurance	5.19%
Financial Services	4.38%

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.89%

Argentina - 0.02%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,864	$28,783
Telecom Argentina SA, ADR, B Shares *	2,458	60,344

		89,127
Australia - 4.96%
ABC Learning Centres, Ltd. (a)	11,002	63,996
AGL Energy, Ltd. (a)	13,063	183,542
Alumina, Ltd.	32,197	203,530
Amcor, Ltd. (a)	25,712	167,999
AMP, Ltd. (a)	54,776	511,147
Ansell, Ltd.	3,923	43,415
APN News & Media, Ltd. (a)	8,630	39,884
Aristocrat Leisure, Ltd. (a)	10,615	130,627
Asciano Group *	16,372	130,020
Australia and New Zealand
Banking Group, Ltd.	54,200	1,425,183
Australian Stock Exchange, Ltd.	5,139	244,552
Axa Asia Pacific Holdings, Ltd.	24,429	168,700
Babcock & Brown, Ltd. (a)	6,966	169,417
BHP Billiton, Ltd.	99,354	3,918,754
Billabong International, Ltd. (a)	5,126	67,984
Bluescope Steel, Ltd.	21,398	203,656
Boral, Ltd. (a)	17,606	112,073
Brambles, Ltd., GDR	20,783	269,468
Brambles, Ltd.	20,680	270,241
Caltex Australia, Ltd.	4,160	86,699
Centro Properties Group, Ltd.	26,180	170,822
CFS Gandel Retail Trust	39,124	82,786
CFS Retail Property Trust *	1,038	2,207
Challenger Financial Services Group, Ltd. (a)	11,153	61,221
Coca-Cola Amatil, Ltd.	15,974	127,284
Cochlear, Ltd. (a)	1,647	113,679
Coles Myer, Ltd. (a)	33,748	460,133
Commonwealth Bank of Australia, Ltd.	39,011	1,947,607
Commonwealth Property Office Fund, Ltd.	43,687	64,399
Computershare, Ltd.	13,781	113,347
CSL, Ltd.	5,341	507,385
CSR, Ltd.	27,064	74,519
DB RREEF Trust	86,638	154,177
Downer EDI, Ltd. (a)	7,973	44,189
Fortescue Metals Group, Ltd. *	3,473	146,638
Foster's Group, Ltd. (a)	60,033	347,069
Futuris Corp., Ltd.	17,441	32,890
General Property Trust, Ltd.	60,929	275,110
Goodman Fielder, Ltd.	30,583	69,858
Harvey Norman Holding, Ltd.	14,041	74,090
Iluka Resources, Ltd. (a)	6,515	31,840
ING Industrial Fund (a)	21,936	54,962
James Hardie Industries, Ltd. (a)	14,298	90,257
John Fairfax Holdings, Ltd. (a)	34,004	142,096
Leighton Holdings, Ltd. (a)	4,087	186,349
Lend Lease Corp. (a)	11,008	184,198

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Lion Nathan, Ltd.	9,083	$74,224
Macquarie Airports, Ltd.	21,541	82,960
Macquarie Bank, Ltd.	7,389	552,132
Macquarie Communications
Infrastructure Group, Ltd.	12,578	67,818
Macquarie Goodman Group, Ltd. (a)	40,616	248,479
Macquarie Infrastructure Group, Ltd. (a)	76,079	210,152
Macquarie Office Trust (a)	62,118	86,069
Mayne Nickless, Ltd. (a)	19,724	72,819
Mirvac Group, Ltd.	29,812	143,848
Multiplex Group, Ltd.	19,388	85,997
National Australia Bank, Ltd.	48,068	1,689,938
Newcrest Mining, Ltd. (a)	9,572	237,288
NRMA Insurance Group, Ltd. (a)	51,909	241,277
OneSteel, Ltd. (a)	20,671	126,277
Orica, Ltd. (a)	8,872	236,430
Origin Energy, Ltd. (a)	26,446	241,167
Pacific Brands, Ltd.	15,728	43,167
Paladin Resources, Ltd. * (a)	17,063	116,926
PaperlinX, Ltd. (a)	12,862	34,618
Perpetual Trust of Australia, Ltd. (a)	982	63,528
Publishing & Broadcasting, Ltd. (a)	13,208	230,366
Qantas Airways, Ltd., ADR	27,623	136,465
QBE Insurance Group, Ltd. (a)	25,216	754,584
Rio Tinto, Ltd. (a)	8,562	820,365
Santos, Ltd. (a)	18,297	243,799
Sonic Healthcare, Ltd. (a)	7,446	102,840
Stockland Company, Ltd.	41,343	329,427
Stockland, New Shares *	1,249	9,853
Suncorp-Metway, Ltd.	27,637	496,709
TABCORP Holdings, Ltd.	16,117	216,177
Tattersall's, Ltd. (a)	31,421	110,440
Telstra Corp., Ltd. - Ins Recp.	45,590	115,438
Telstra Corp., Ltd. (a)	87,456	337,590
Toll Holdings, Ltd.	16,565	192,264
Transurban Group, Ltd. *	31,734	205,097
Wesfarmers, Ltd. (a)	11,040	410,519
Westfield Group (a)	52,581	1,010,191
Westpac Banking Corp., Ltd.	54,353	1,371,460
Woodside Petroleum, Ltd. (a)	13,881	616,935
Woolworths, Ltd.	35,881	943,805
WorleyParsons, Ltd. (a)	4,320	162,206
Zinifex, Ltd.	14,262	223,748

		27,665,391
Austria - 0.44%
Andritz AG	1,113	76,670
BetandWin.com Interactive
Entertainment AG * (a)	702	16,668
Erste Bank der Oesterreichischen
Sparkassen AG (a)	5,705	433,553
Flughafen Wien AG	323	33,268
Immoeast Immobilien Anlagen AG * (a)	12,470	135,456

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Austria (continued)
Immofinanz Immobilien Anlage AG *	13,774	$171,359
Mayr-Melnhof Karton AG	258	28,429
Meinl European Land, Ltd. *	9,234	131,289
Oesterreichische Elektrizitaets AG, Class A (a)	2,371	136,259
OMV AG	5,078	338,108
Raiffeisen International Bank Holding AG	1,099	160,162
RHI AG *	792	36,349
Telekom Austria AG	11,542	301,131
Voestalpine AG	2,681	230,998
Wiener Staedtische Allgemeine
Versicherung AG (a)	970	67,578
Wienerberger Baustoffindustrie AG	2,169	135,259

		2,432,536
Belgium - 0.88%
Agfa Gevaert NV (a)	3,866	74,205
Barco NV	337	28,945
Bekaert SA	352	47,050
Belgacom SA	4,817	222,860
Cofinimmo SA	260	45,861
Colruyt SA	498	104,899
Compagnie Maritime Belge SA	512	37,854
Delhaize Group	2,283	218,129
Dexia	15,854	478,775
Euronav NV	757	23,733
Fortis Group SA	37,407	1,098,276
Groupe Bruxelles Lambert SA	2,456	297,024
Interbrew	5,553	501,822
KBC Bancassurance Holding NV	5,492	753,366
Mobistar SA	931	81,209
Omega Pharma SA	565	49,404
SA D'Ieteren Trading NV	82	36,491
Solvay SA (a)	1,927	278,830
Suez SA	2,358	138,764
UCB SA	3,339	196,447
Union Miniere SA	752	179,197

		4,893,141
Bermuda - 0.26%
Brilliance China Automotive Holdings, Ltd. *	76,291	20,818
Central European Media Enterprises, Ltd. *	720	67,221
Cheung Kong Infrastructure Holdings, Ltd.	13,772	51,849
Cosco Pacific, Ltd.	35,145	111,281
Credicorp, Ltd., ADR	90	6,093
Esprit Holdings, Ltd.	30,015	477,119
Frontline, Ltd.	1,492	73,052
Giordano International, Ltd.	34,611	16,706
Johnson Electronic Holdings, Ltd. (a)	36,525	19,087
Li & Fung, Ltd.	61,971	264,020
Noble Group, Ltd. (a)	24,000	35,087
Orient Overseas International, Ltd.	6,562	62,501
SeaDrill, Ltd., GDR *	7,112	159,328
Sinofert Holdings, Ltd. (a)	48,000	37,749

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Bermuda (continued)
TPV Technology, Ltd.	30,789	$22,113
Yue Yuen Industrial Holdings, Ltd. (a)	19,067	57,059

		1,481,083
Brazil - 1.21%
All America Latina Logistica SA	10,500	149,102
Aracruz Celulose SA, SADR	581	42,756
B2W Companhia Global Do Varejo	2,671	125,703
Banco Bradesco SA, ADR	10,056	295,345
Banco Nossa Caixa SA	658	11,492
Brasil Telecom Participacoes SA, ADR	404	30,146
Brasil Telecom Participacoes SA	1,700	45,219
Braskem SA, SADR	1,584	29,827
Centrais Eletricas Brasileiras SA, ADR,
B Shares	1,429	20,045
Centrais Eletricas Brasileiras SA, ADR	2,381	34,615
Centrais Eletricas Brasileiras SA *	4,600	67,323
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	314	9,520
Cia Brasileira de Distribuicao Grupo Pao de
Acucar *	1,600	24,287
Cia de Concessoes Rodoviarias, ADR	3,900	78,297
Cia de Saneamento Basico do Estado de Sao
Paulo *	3,120	78,000
Cia Energetica de Minas Gerais, ADR	3,872	82,590
Cia Vale do Rio Doce	25,600	862,851
Companhia Siderurgica Nacional SA, ADR	1,531	107,966
Companhia Siderurgica Nacional SA	2,200	154,227
Companhia Vale Do Rio Doce, ADR	15,234	516,890
Companhia Vale Do Rio Doce, SADR	21,268	605,075
Cosan SA Industria e Comercio	1,766	24,021
Cyrela Brazil Realty SA	5,000	67,981
Cyrela Commercial Properties SA
Empreendimentos e Participacoes *	5,000	6,338
Diagnosticos da America SA	1,100	25,136
EDP- Energias do Brasil SA *	1,100	18,248
Empresa Brasileira de Aeronautica SA *	9,300	102,209
Empresa Brasileira de Aeronautica SA, ADR	1,026	45,062
Gafisa SA	2,791	46,846
Gerdau SA, SADR	4,068	106,663
Gerdau SA	1,650	35,684
Lojas Renner SA	3,700	73,879
Natura Cosmeticos SA	3,000	35,909
Perdigao SA	2,560	55,699
Petroleo Brasileiro SA, ADR	7,316	552,358
Petroleo Brasileiro SA, SADR	9,820	635,354
Petroleo Brasileiro SA	19,500	735,228
Souza Cruz SA	2,200	56,975
Tele Norte Leste Participacoes SA, ADR	2,994	67,245
Tele Norte Leste Participacoes SA	1,800	59,729
Tractebel Energia SA	3,600	44,168
Unibanco - Uniao de Bancos Brasileiros SA *	21,100	278,846

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Brazil (continued)
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,124	$147,862
Usinas Siderurgicas de Minas Gerais SA,
SADR	1,081	75,206
Vivo Participacoes SA, ADR	1,291	6,403
Votorantim Celulose & Papel SA, SADR *	858	24,556
Weg SA	4,600	55,686

		6,754,567
Canada - 6.33%
Aber Diamond Corp.	1,436	56,192
Abitibi-Consolidated, Inc. *	8,019	14,168
ACE Aviation Holdings, Inc. *	2,200	58,746
Aeroplan Income Fund, ADR	736	16,449
Agnico-Eagle Mines, Ltd.	4,313	213,583
Agrium, Inc.	4,061	220,875
Alcan Aluminum, Ltd.	10,819	1,077,719
Alimentation Couche Tard, Inc., ADR	4,300	87,973
ARC Energy Trust, ADR	2,700	57,380
Astral Media, Inc.	1,600	70,415
Bank Nova Scotia Halifax	29,648	1,555,095
Bank of Montreal	15,009	979,356
Barrick Gold Corp.	25,930	1,039,907
BCE, Inc.	7,773	311,341
Biovail Corp.	4,450	77,372
Bombardier, Inc. *	43,138	255,931
Brookfield Asset Management, Inc.	14,551	557,266
Brookfield Properties Corp.	6,634	164,493
CAE, Inc.	7,016	94,307
Cameco Corp.	10,366	477,430
Canadian Imperial Bank of Commerce	10,130	1,010,407
Canadian National Railway Company	15,098	860,275
Canadian Natural Resources, Ltd.	16,122	1,222,886
Canadian Oil Sands Trust, ADR	6,500	215,329
Canadian Pacific Railway, Ltd.	4,674	328,445
Canadian Tire Corp., Ltd.	2,354	187,559
Canadian Utilities, Ltd.	1,400	68,373
Canetic Resources Trust	6,200	94,169
Canfor Corp. *	1,800	19,967
Celestica, Inc. *	5,692	34,627
CGI Group, Inc. *	8,076	92,341
CI Financial Income Fund	1,533	40,628
Cognos, Inc. *	2,513	103,683
Cott Corp. *	2,231	17,693
Duvernay Oil Corp. *	1,000	31,853
Eldorado Gold Corp. *	10,700	65,952
Enbridge, Inc.	10,276	375,905
EnCana Corp.	22,864	1,411,571
Enerplus Resources Fund	3,700	174,201
Ensign Energy Services, Inc., ADR	4,400	82,951
Fairfax Financial Holdings, Ltd.	559	136,093
Finning International, Inc.	5,438	175,016
First Calgary Petroleums, Ltd. *	5,400	26,183

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
First Quantum Minerals, Ltd., ADR	2,100	$205,752
Fording Canadian Coal Trust	4,500	173,694
Fortis, Inc.	3,000	81,464
George Weston, Ltd.	1,736	123,732
Gildan Activewear, Inc. *	3,600	142,352
Goldcorp, Inc.	20,756	633,421
Great-West Lifeco, Inc.	8,076	295,832
Harvest Energy Trust	3,700	99,432
Husky Energy, Inc.	7,652	318,401
IGM Financial, Inc.	3,496	184,600
Imperial Oil, Ltd.	10,203	504,850
Ivanhoe Mines, Ltd. *	7,500	97,275
Jazz Air Income Fund, ADR *	711	5,653
Jean Coutu Group, Inc.	5,000	66,506
Kinross Gold Corp. *	17,490	260,906
Loblaw Companies, Ltd.	3,437	155,504
Lundin Mining Corp. *	10,400	132,695
Magna International, Inc.	3,143	302,736
Manulife Financial Corp.	45,724	1,882,388
MDS, Inc.	4,801	103,572
Meridian Gold, Inc. *	3,373	111,976
Methanex Corp.	2,867	72,038
MI Developments, Inc., Class A	1,371	45,335
National Bank of Canada	4,668	255,389
Nexen, Inc.	13,864	422,955
Niko Resources, Ltd.	1,000	97,626
Nortel Networks Corp. *	12,543	212,292
Nova Chemicals Corp.	2,549	98,030
Onex Corp.	3,332	122,255
Open Text Corp. *	1,542	40,185
OPTI Canada, Inc. *	4,700	87,852
Pan American Silver Corp. *	2,100	60,946
Penn West Energy Trust	7,220	223,960
Petro-Canada	14,692	841,713
Potash Corp. of Saskatchewan, Inc.	9,411	992,446
Power Corp. Of Canada	10,317	412,825
Power Financial Corp.	7,122	296,705
Precision Drilling Trust, ADR	1,500	28,716
PrimeWest Energy Trust	4,600	121,263
Provident Energy Trust	6,100	77,402
QLT, Inc. *	230	1,291
Quebecor World, Inc. *	1,719	16,618
Research In Motion, Ltd. *	15,000	1,471,917
RioCan Real Estate Investment Trust	2,900	72,344
Ritchie Bros. Auctioneers, Inc.	700	45,648
Rogers Communications, Inc., Class B	14,642	665,552
RONA, Inc. *	3,700	80,897
Royal Bank of Canada	37,876	2,093,132
Saputo, Inc.	1,500	79,205
Shaw Communications, Inc.	10,502	260,402
Shoppers Drug Mart Corp.	5,856	319,680
SNC-Lavalin Group, Inc.	4,613	205,377

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Sun Life Financial, Inc.	17,252	$904,035
Suncor Energy, Inc.	13,602	1,289,811
Talisman Energy, Inc.	31,626	620,043
Teck Cominco, Ltd.	12,712	602,581
Telus Corp. - Non Voting Shares	4,944	277,934
Telus Corp.	1,800	103,900
Thomson Corp.	6,498	271,753
TransAlta Corp.	5,621	176,617
Trans-Canada Corp.	15,850	580,284
Trican Well Service, Ltd.	3,800	77,247
TSX Group, Inc.	1,924	92,709
UTS Energy Corp. *	11,800	65,388
Western Oil Sands, Inc. *	4,200	164,180
Yamana Gold, Inc.	9,300	109,697
Yellow Pages Income Fund	7,800	106,333

		35,309,354
Cayman Islands - 0.15%
Agile Property Holdings, Ltd.	52,789	110,888
ASM Pacific Technology, Ltd.	4,414	39,116
Belle International Holdings, Ltd., GDR	59,578	78,525
Foxconn International Holdings, Ltd. *	61,000	167,236
Hengan International Group Company, Ltd.,
GDR (a)	18,000	67,999
Hutchison Telecommunications
International, Ltd. * (a)	39,668	55,142
Kingboard Chemical Holdings, Ltd.	15,772	100,285
Shimao Property Holdings, Ltd., GDR	44,000	133,938
Tingyi Cayman Islands Holding Corp., GDR	48,000	74,139
Xinao Gas Holdings, Ltd., GDR	20,000	40,776

		868,044
Chile - 0.28%
Banco Santander Chile SA, ADR	2,714	137,247
Centros Comerciales Sudamericanos SA, ADR	3,171	187,469
Cia Cervecerias Unidas SA, ADR	1,534	59,059
Compania de Telecomunicaciones de Chile
SA, SADR	7,854	64,638
Corpbanca SA, SADR	1,012	37,657
Distribucion y Servicio D&S SA, ADR	2,622	79,525
Embotelladora Andina SA, ADR, Series A	1,498	25,456
Embotelladora Andina SA, ADR, Series B	1,729	32,211
Empresa Nacional de Electricidad SA, ADR	6,553	281,451
Enersis SA, SADR	15,663	277,862
Inversiones Aguas Metropolitanas SA, ADR	1,355	33,766
Lan Airlines SA, SADR	5,840	93,732
Madeco SA, SADR *	1,566	19,231
Masisa SA	3,424	41,670
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	722	125,216
Vina Concha Y Toro SA, ADR	908	42,458

		1,538,648

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China - 1.49%
Air China, Ltd., Class H	76,534	$109,148
Aluminum Corp. of China, Ltd.	95,220	273,309
Angang New Steel Company, Ltd. Class H (a)	25,859	99,685
Bank of China, Ltd. (a)	688,100	369,325
Bank of Communications Company, Ltd.,
Class H	182,121	220,113
Beijing Capital International Airport Company,
Ltd., Class H	42,789	88,891
Beijing Datang Power Generation
Company , Ltd., Class H (a)	88,864	102,141
BYD Company, Ltd., H Shares	5,054	37,730
Chaoda Modern Agriculture Holdings, Ltd. (a)	54,075	43,779
China Construction Bank	746,382	683,049
China Life Insurance Company, Ltd.	213,624	1,226,326
China Mengniu Dairy Company, Ltd.	28,502	123,447
China Petroleum & Chemical Corp., Class H	507,970	632,245
China Shipping Container Lines Company, Ltd. (a)	102,473	79,137
China Shipping Development Company, Ltd.,
Class H	38,432	124,904
China Telecom Corp., Ltd.	417,604	314,980
China Travel International Investment
Hong Kong, Ltd.	92,291	68,423
COSCO Holdings	81,296	254,271
Dongfeng Motor Group Company, Ltd.	89,220	78,204
Guangdong Investment, Ltd.	75,220	51,797
Guangshen Railway Company, Ltd., Class H	40,789	35,123
Guangzhou R&F Properties Company, Ltd. -
H Shares	31,200	147,381
Huadian Power International Corp., Ltd.,
Class H	42,789	27,427
Huaneng Power International, Inc., Class H	93,436	129,404
Hunan Non Ferrous Metal Corp., Ltd. (a)	38,000	39,177
Industrial & Commercial Bank of China	878,400	613,922
Jiangsu Expressway, Ltd.	33,145	42,662
Jiangxi Copper Company, Ltd., Class H	41,075	133,493
Lenovo Group, Ltd.	105,436	81,290
Maanshan Iron & Steel Company, Ltd.	48,075	52,411
PetroChina Company, Ltd., Class H	574,261	1,089,501
PICC Property & Casualty Company, Ltd.,
Class H	79,220	154,377
Shanghai Electric Group Company, Ltd.	92,864	72,553
Shanghai Forte Land Company	32,789	26,124
Shenzhen Expressway Company, Ltd.	23,859	24,568
Shui On Land, Ltd.	48,000	58,508
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	69,934	57,609
Sinopec Yizheng Chemical Fibre
Company, Ltd. *	48,075	25,865
Sinotrans, Ltd.	42,610	25,996
Tsingtao Brewery Company, Ltd., Series H	10,930	40,024
Weichai Power Company, Ltd.	4,643	36,932
Yanzhou Coal Mining Company, Ltd., Class H	57,990	119,425
Zhejiang Expressway Company, Ltd., Class H	39,718	56,439

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

China (continued)
Zijin Mining Group, Ltd.	128,411	$199,659
ZTE Corp., Class H (a)	4,443	23,447

		8,294,221
Colombia - 0.03%
BanColombia SA, ADR	4,595	159,217

Czech Republic - 0.11%
CEZ AS	5,551	341,772
Komercni Banka AS	407	94,491
Philip Morris CR AS	18	9,305
Telefonica Czech Republic AS	3,019	85,214
Unipetrol AS *	1,942	30,741
Zentiva NV (a)	613	37,425

		598,948
Denmark - 0.70%
A P Moller- Maersk AS	33	452,025
Bang & Olufsen A/S, Series B	343	38,607
Carlsberg AS, B Shares	948	129,131
Coloplast AS	794	75,284
Dampskibsselskabet Torm AS, ADR	900	36,572
Danisco AS (a)	1,419	110,044
Danske Bank AS (a)	14,802	599,366
Det Ostasiatiske Kompagni A/S	514	38,292
DSV AS, ADR	6,370	149,779
FLS Industries AS, B Shares	1,183	125,482
GN Store Nord AS * (a)	6,034	61,011
H. Lundbeck AS (a)	1,590	43,073
Jyske Bank * (a)	1,802	139,746
NKT Holding A/S	689	77,027
Novo Nordisk AS (a)	7,305	879,373
Novozymes AS, B Shares (a)	1,386	173,721
Sydbank AS (a)	1,860	80,727
Topdanmark AS * (a)	572	93,846
TrygVesta AS (a)	767	61,310
Vestas Wind Systems AS * (a)	5,789	456,118
William Demant Holdings AS * (a)	918	80,911

		3,901,445
Egypt - 0.12%
Alexandria Mineral Oils Company	452	5,772
Commercial International Bank	4,353	59,980
Credit Agricole Egypt *	1,505	4,802
Eastern Tobacco	295	21,119
Egyptian Company for Mobile Services	919	30,737
Egyptian Financial Group-Hermes Holding	4,582	37,230
Egyptian International Pharmaceutical
Industries Company	852	4,315
EL Ezz Aldekhela Steel Alexandria	72	13,292
El Ezz Steel Company	791	7,504
El Watany Bank of Egypt	1,576	21,154
Medinet Nasr Housing	840	7,294
Misr Beni Suef Cement Company	341	7,934
Olympic Group Financial Investments	947	11,866

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Egypt (continued)
Orascom Construction Industries	2,122	$177,937
Orascom Hotels & Development *	2,269	26,599
Orascom Telecom Holding SAE	13,000	169,843
Oriental Weavers	420	4,840
Sidi Kerir Petrochemicals Company	3,445	10,716
Telecom Egypt	8,967	27,298

		650,232
Finland - 1.48%
Amer Sports Oyj, Series A	1,940	44,822
Cargotec Corp. Oyj, B Shares	1,048	51,347
Elisa Oyj, A Shares (a)	4,603	142,671
Fortum Corp. Oyj	13,524	494,939
KCI Konecranes Oyj	1,814	72,758
Kesko Oyj (a)	2,031	134,537
Kone Corp. Oyj	2,228	162,031
Metra Oyj, B Shares (a)	1,931	131,921
Metso Oyj	3,873	265,970
Neste Oil Oyj (a)	3,965	144,713
Nokia AB Oyj	123,256	4,672,041
Nokian Renkaat Oyj	3,230	126,108
OKO Bank, Series A (a)	3,000	61,848
Orion Oyj, Series B (a)	2,469	62,556
Outokumpu Oyj (a)	3,613	129,400
Rautaruukki Oyj	2,619	158,220
Sampo Oyj, A Shares (a)	12,960	394,512
SanomaWSOY Oyj (a)	1,900	58,918
Stora Enso Oyj, R Shares (a)	17,753	344,795
TietoEnator Oyj (a)	2,104	47,086
UPM-Kymmene Oyj	16,016	386,205
Uponor Oyj (a)	1,766	54,662
YIT Oyj	3,679	109,010

		8,251,070
France - 7.24%
Accor SA	5,335	472,261
Aeroports de Paris (a)	1,025	117,753
Air France KLM (a)	3,724	136,447
Air Liquide	7,123	950,565
Alcatel-Lucent	67,815	694,219
Alstom	3,069	622,105
Atos Origin SA * (a)	2,082	120,776
AXA Group SA (a)	46,451	2,072,461
BNP Paribas SA	24,812	2,707,210
Bouygues SA	6,537	562,212
Business Objects SA * (a)	2,657	118,243
Cap Gemini SA	4,163	255,817
Carrefour SA	17,652	1,233,045
Casino Guich-Perrachon SA	1,224	127,980
CNP Assurances SA	1,323	168,748
Compagnie de Saint-Gobain SA (a)	9,815	1,021,364
Compagnie Generale des Etablissements
Michelin, Class B	4,277	573,320

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Credit Agricole SA (a)	19,882	$764,655
Dassault Systemes SA (a)	1,521	99,521
Essilor International SA (a)	5,976	373,854
European Aeronautic Defence &
Space Company (a)	9,926	304,272
France Telecom SA (a)	49,902	1,666,631
Gaz de France	5,999	310,810
Gecina SA	396	67,001
Groupe DANONE	13,124	1,030,015
Hermes International SA (a)	1,954	219,255
Icade	970	70,474
Imerys SA (a)	845	76,903
Klepierre SA (a)	1,731	99,012
Lafarge SA (a)	4,425	683,568
Lagardere S.C.A. (a)	3,688	312,990
L'Oreal SA (a)	7,411	969,400
LVMH Moet Hennessy SA (a)	7,190	859,426
M6-Metropole Television	1,932	55,900
Neopost SA	989	139,097
PagesJaunes Groupe SA	3,352	68,676
Pernod-Ricard SA (a)	2,731	594,206
Pinault-Printemps-Redoute SA (a)	2,323	435,777
PSA Peugeot Citroen SA (a)	4,521	372,050
Publicis Groupe SA (a)	4,266	174,926
Renault Regie Nationale SA	5,436	785,411
Safran SA (a)	4,633	111,521
Sanofi-Aventis SA (a)	30,152	2,545,627
Schneider Electric SA (a)	6,418	808,485
SCOR SE (a)	5,530	147,737
Societe BIC SA (a)	665	56,843
Societe Des Autoroutes Paris-Rhin-Rhone	536	56,166
Societe Generale	10,910	1,825,433
Societe Television Francaise 1	3,691	98,922
Sodexho Alliance (a)	2,919	201,286
STMicroelectronics NV	20,715	347,246
Suez SA Strip VVPR *	3,544	50
Suez SA	27,714	1,627,375
Technip SA (a)	2,913	259,685
Thales SA	2,442	142,735
Thomson SA * (a)	7,559	114,782
Total SA	63,478	5,146,226
Unibail-Rodamco (a)	2,233	573,034
Valeo SA (a)	2,170	120,389
Vallourec SA	1,412	405,531
Veolia Environnement SA	10,353	888,934
Vinci SA, ADR	11,695	911,045
Vivendi SA (a)	34,057	1,433,298
Zodiac SA (a)	1,048	74,860

		40,385,566
Germany - 6.13%
Adidas-Salomon AG (a)	6,151	402,293
Allianz AG	13,107	3,053,431

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Altana AG (a)	2,065	$49,619
Arcandor AG * (a)	1,969	65,733
BASF AG	14,697	2,026,930
Bayer AG	21,360	1,695,233
Beiersdorf AG	2,635	196,763
Bilfinger Berger AG (a)	1,040	81,046
Celesio AG	2,464	155,057
Commerzbank AG	18,045	728,384
Continental AG	3,965	546,719
DaimlerChrysler AG	27,021	2,713,879
Deutsche Bank AG	14,778	1,899,006
Deutsche Boerse AG	5,767	783,054
Deutsche Lufthansa AG	6,600	189,273
Deutsche Post AG, GDR	2,057	59,065
Deutsche Post AG	21,341	618,990
Deutsche Postbank AG (a)	2,496	182,728
Deutsche Telekom AG	83,394	1,633,888
Douglas Holding AG	950	59,175
E.ON AG	18,359	3,384,492
Fresenius Medical Care AG	5,733	303,794
Heidelberger Druckmaschinen AG (a)	1,816	79,215
Henkel KGaA	2,831	133,674
Henkel KGaA-Vorzug	5,412	277,705
Hochtief AG (a)	1,292	156,271
Hypo Real Estate Holding AG (a)	3,901	221,192
Infineon Technologies AG * (a)	22,656	389,447
IVG Immobilien AG (a)	2,649	98,452
Linde AG (a)	3,327	411,964
MAN AG	3,284	476,491
Merck & Company AG	1,875	225,533
Metro AG	4,744	427,229
MLP AG	1,803	23,994
Muenchener Rueckversicherungs-
Gesellschaft AG	6,107	1,170,199
Premiere AG *	1,835	39,500
ProSieben Sat.1 Media AG (a)	2,198	68,878
Puma AG	163	69,841
Qiagen AG *	3,855	74,213
Rheinmetall AG (a)	1,015	80,397
RWE AG	13,103	1,643,152
Salzgitter AG	1,202	235,398
SAP AG	26,064	1,521,222
Siemens AG	24,851	3,406,822
Solarworld AG	2,258	129,605
Suedzucker AG (a)	1,846	36,981
Thyssen Krupp AG	10,873	690,409
TUI AG *	6,275	168,087
Volkswagen AG (a)	4,581	1,032,352
Wincor Nixdorf AG (a)	998	82,299

		34,199,074
Greece - 0.56%
Alpha Bank A.E.	11,998	416,916

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece (continued)
Athens Stock Exchange SA (ASE)	1,250	$39,988
Bank of Piraeus SA	6,650	236,941
Coca Cola Hellenic Bottling Company SA	3,360	193,478
Cosmote Mobile Communications SA	3,110	106,565
EFG Eurobank Ergas SA	9,691	339,782
Folli-Follie SA	450	18,299
Greek Organization of Football Prognostics	6,920	267,617
Hellenic Petroleum SA	3,350	53,346
Hellenic Technodomiki Tev SA	3,730	49,745
Hellenic Telecommunications Organization SA	9,870	364,862
Motor Oil Hellas Corinth Refineries SA	1,390	36,759
National Bank of Greece SA	11,764	747,654
Public Power Corp.	3,250	128,460
Titan Cement Company SA	1,790	92,232
Viohalco SA	3,120	51,192

		3,143,836
Hong Kong - 2.48%
Anhui Conch Cement Company, Ltd., Series H	12,930	112,670
Bank of East Asia, Ltd.	39,703	223,574
Beijing Enterprises Holdings, Ltd.	9,286	47,211
BOC Hong Kong Holdings, Ltd.	107,328	272,421
Cathay Pacific Airways, Ltd.	28,782	78,723
Cheung Kong Holdings, Ltd.	43,849	722,421
China Agri-Industries Holdings, Ltd. *	18,216	12,473
China CITIC Bank *	154,000	119,327
China Communications
Construction Company , Ltd.	131,800	313,501
China Eastern Airlines Corp., Ltd. *	59,361	61,735
China Everbright, Ltd. * (a)	22,216	79,208
China Merchants Holdings International
Company, Ltd.	33,924	211,336
China Mobile, Ltd.	151,030	2,472,699
China Overseas Land & Investment, Ltd.	111,079	254,491
China Resource Power Holdings, Ltd.	34,789	107,691
China Resources Enterprises, Ltd.	37,145	158,013
China Resources Land, Ltd.	36,789	76,616
China Shenhua Energy Company, Ltd.	97,000	584,303
China Southern Airlines Company, Ltd. *	35,145	54,736
Citic Pacific, Ltd.	33,967	216,850
CLP Holdings, Ltd.	38,289	264,156
CNOOC, Ltd.	458,280	771,542
COFCO International, Ltd. *	18,216	11,582
Denway Motors, Ltd.	156,441	91,417
Fu Ji Food & Catering Services Holdings, Ltd. (a)	7,400	22,764
Global Bio-Chem Technology
Group Company, Ltd.	39,145	14,914
Gome Electrical Appliances Holdings, Ltd.	32,573	64,146
Guangzhou Investment Company, Ltd.	90,507	28,308
Hang Lung Properties, Ltd.	58,326	261,254
Hang Seng Bank, Ltd.	22,119	392,600
Henderson Land Development Company, Ltd.	25,601	203,147
Hong Kong & China Gas Company, Ltd.	102,040	238,248

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Hong Kong Electric Holdings, Ltd.	40,082	$208,684
Hong Kong Exchange & Clearing, Ltd.	29,430	901,546
Hopewell Holdings, Ltd.	17,362	82,908
Hopson Development Holdings, Ltd., GDR (a)	20,000	66,931
Hutchison Whampoa, Ltd.	61,377	657,674
Hysan Development Company, Ltd.	19,671	54,562
Kerry Properties, Ltd.	14,539	112,094
Li Ning Company, Ltd.	19,251	66,530
Link, REIT	61,160	134,141
Melco International Development (a)	20,000	37,533
MTR Corp., Ltd.	40,756	121,440
New World Development Company, Ltd.	66,543	185,002
Nine Dragons Paper Holdings, Ltd.	37,400	116,977
PCCW, Ltd.	109,208	72,250
Ping An Insurance Group Company of China,
Ltd.	44,145	609,680
Semiconductor Manufacturing
International Corp. * (a)	386,088	45,222
Shanghai Industrial Holdings, Ltd.	13,930	69,657
Shangri-La Asia, Ltd.	34,296	115,655
Shenzhen Investment, Ltd.	44,146	39,491
Shun Tak Holdings, Ltd.	30,000	48,344
Sino Land Company, Ltd.	41,047	102,178
Sun Hung Kai Properties, Ltd.	39,611	667,895
Swire Pacific, Ltd., Class A	23,663	287,212
Techtronic Industries Company, Ltd.	26,015	29,667
Television Broadcasting Company, Ltd.	8,181	49,175
Tencent Holdings, Ltd.	25,000	161,534
Travelsky Technology, Ltd.	20,572	22,057
Weiqiao Textile Company, Ltd.	15,251	28,660
Wharf Holdings, Ltd.	33,668	165,973
Wing Hang Bank, Ltd.	4,596	52,886

		13,857,635
Hungary - 0.19%
Gedeon Richter Rt.	438	93,370
Magyar Telekom Rt.	14,719	81,770
MOL Magyar Olaj & Gazipari Rt.	2,569	415,048
OTP Bank Rt.	8,334	451,412

		1,041,600
India - 1.15%
Bajaj Auto, Ltd., ADR	1,056	66,528
Dr. Reddy's Laboratories, Ltd., SADR	5,375	87,935
Grasim Industries, Ltd., ADR	1,800	160,200
Hindalco Industries, Ltd., ADR	10,691	45,116
ICICI Bank, Ltd., SADR	15,569	820,798
Infosys Technologies, Ltd., ADR	20,404	987,350
Larsen & Toubro, Ltd., ADR	1,292	91,044
Mahindra & Mahindra, Ltd., ADR	3,280	61,697
Ranbaxy Laboratories, Ltd., ADR	8,285	88,898
Reliance Capital, Ltd. *	2,081	82,702
Reliance Communication, Ltd., ADR	39,148	576,450

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

India (continued)
Reliance Energy, Ltd., ADR	1,040	$94,389
Reliance Industries, Ltd., GDR	19,894	2,277,863
Reliance Natural Resources, Ltd., ADR *	17,980	81,264
Satyam Computer Services, Ltd., ADR	14,816	383,586
State Bank of India, Ltd., ADR	1,161	130,032
Tata Motors, Ltd., SADR	10,059	192,529
Videsh Sanchar Nigam, Ltd., SADR	1,174	25,734
Wipro, Ltd., ADR	11,849	171,100

		6,425,215
Indonesia - 0.29%
Aneka Tambang Tbk PT	104,625	31,748
Astra Agro Lestari Tbk PT	12,658	23,254
Astra International Tbk PT	62,483	131,525
Bank Central Asia Tbk PT	188,887	127,026
Bank Danamon Indonesia Tbk PT	53,759	49,673
Bank Internasional Indonesia Tbk PT	556,000	14,288
Bank Mandiri Tbk PT	221,878	85,524
Bank Pan Indonesia Tbk PT *	166,573	12,750
Bank Rakyat Indonesia Tbk PT	169,501	122,330
Berlian Laju Tanker Tbk PT	64,000	13,647
Bumi Resources Tbk PT	540,780	211,404
Energi Mega Persada Tbk PT *	138,000	12,827
Gudang Garam Tbk PT	16,482	16,942
Indocement Tunggal Prakarsa Tbk PT	26,487	17,668
Indofood Sukses Makmur Tbk PT	122,905	25,938
Indosat Tbk PT, ADR	961	40,939
Indosat Tbk PT	28,500	23,997
International Nickel Indonesia Tbk PT	6,000	41,662
Kalbe Farma Tbk PT	159,571	23,207
Perusahaan Gas Negara Tbk PT	63,497	83,667
PT Telekomunikiasi Indonesia, ADR	4,330	211,391
Ramayana Lestari Sentosa Tbk PT	51,631	4,799
Semen Gresik Persero Tbk PT	44,140	25,581
Telekomunikasi Indonesia Tbk PT	146,000	175,615
Unilever Indonesia Tbk PT	43,500	32,345
United Tractors Tbk PT	40,968	36,734

		1,596,481
Ireland - 0.64%
Allied Irish Banks PLC - London	670	16,042
Allied Irish Banks PLC	25,924	626,598
Bank of Ireland	29,489	545,057
C&C Group PLC - London	700	5,743
C&C Group PLC	9,348	77,088
CRH PLC - London	540	21,221
CRH PLC	15,944	631,336
DCC PLC	2,374	69,870
Depfa Bank PLC (a)	10,777	222,486
Elan Corp PLC - London *	1,465	30,682
Elan Corp. *	12,765	267,520
Experian Group, Ltd.	29,481	310,724
Grafton Group PLC *	6,449	72,015

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Ireland (continued)
Greencore Group PLC - London UK	844	$5,496
Greencore Group PLC	4,117	26,692
Iaws Group PLC	749	16,560
Iaws Group PLC	3,138	69,556
Independent News & Media PLC	17,437	64,707
Irish Life & Permanent PLC - London	1,209	26,781
Irish Life & Permanent PLC	7,175	158,632
Kerry Group PLC	3,836	113,444
Kerry Group PLC - London	407	11,955
Kingspan Group PLC - London	247	5,398
Kingspan Group PLC	3,635	79,591
Paddy Power PLC - London	577	20,329
Paddy Power PLC	929	32,493
Ryanair Holdings PLC, SADR *	1,736	72,061

		3,600,077
Israel - 0.40%
Africa-Israel Investments, Ltd.	387	35,637
Aladdin Knowledge Systems, ADR *	245	5,478
Alvarion, Ltd., ADR *	2,419	35,124
Audio Codes, Ltd., ADR *	879	4,808
Bank Hapoalim, Ltd.	29,084	148,388
Bank Leumi Le-Israel, Ltd.	26,148	114,406
Bezek Israeli Telecommunications Corp., Ltd.	32,276	55,186
Check Point Software Technologies, Ltd. *	5,873	147,882
Clal Industries & Investments, Ltd.	1,318	7,544
Clal Insurance Enterprise Holdings, Ltd.	584	15,189
Discount Investment Corp.	733	22,712
ECI Telecom, Ltd., ADR *	1,738	17,310
Elbit Systems, Ltd.	722	33,764
Given Imaging Corp., ADR *	678	18,658
Harel Insurance Investments, Ltd.	238	13,120
ICL Israel Chemicals, Ltd.	15,850	145,246
IDB Development Corp., Ltd.	621	20,896
Israel Corp., Ltd.	71	57,235
Israel Discount Bank, Ltd. *	11,922	27,001
Koor Industries, Ltd.	287	22,798
Makhteshim-Agam Industries, Ltd. *	8,446	74,770
Migdal Insurance Holdings, Ltd.	8,348	13,937
Nice Systems, Ltd. *	1,578	57,221
Orbotech, Ltd. *	827	17,392
Partner Communications, Ltd.	2,403	39,902
RADWARE, Ltd., ADR *	437	6,856
Retalix, Ltd. *	309	5,744
Strauss-Elite, Ltd. *	739	9,858
Super-Sol, Ltd. *	2,043	7,851
Syneron Medical, Ltd., ADR *	692	16,359
Teva Pharmaceutical Industries, Ltd.	23,088	1,023,963
United Mizrahi Bank, Ltd.	3,253	24,248

		2,246,483
Italy - 2.83%
Alleanza Assicuraz SpA (a)	12,824	170,207

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Assicurazioni Generali SpA	31,014	$1,360,793
Autogrill SpA	3,019	57,991
Autostrade SpA	7,462	251,338
Banca Intesa SpA - Non convertible	27,610	201,579
Banca Monte dei Paschi Siena SpA	33,424	204,464
Banca Popolare di Milano SpA	12,599	185,581
Banche Popolari Unite SpA	18,301	490,484
Banco Popolare Scarl *	19,863	443,669
Bulgari SpA (a)	4,306	67,590
Capitalia SpA	49,350	470,111
Enel SpA	127,291	1,436,999
Eni SpA	76,717	2,834,890
Fiat SpA (a)	20,788	626,891
Finmeccanica SpA (a)	8,994	261,252
Fondiaria-Sai SpA	2,294	107,405
Intesa Sanpaolo SpA (a)	226,024	1,740,169
Italcementi SpA (a)	1,850	40,875
Lottomatica SpA (a)	1,866	67,256
Luxottica Group SpA (a)	4,210	142,881
Mediaset SpA (a)	23,256	239,393
Mediobanca SpA	14,771	322,162
Mediolanum SpA	7,539	53,166
Mondadori (Arnoldo) Editore SpA	3,141	30,301
Parmalat SpA	44,971	159,210
Pirelli & Company SpA *	88,320	106,109
Seat Pagine Gialle SpA	126,516	70,333
Snam Rete Gas SpA (a)	25,207	156,349
T.E.R.N.A SpA	34,112	125,737
Telecom Italia SpA (a)	314,359	953,133
Telecom Italia SpA-RNC	181,832	437,172
UniCredito Italiano SpA (a)	230,165	1,963,491

		15,778,981
Japan - 15.31%
Access Company, Ltd. * (a)	6	19,830
Acom Company, Ltd. (a)	2,427	54,037
Aderans Company, Ltd. (a)	483	10,103
Advantest Corp. (a)	5,080	158,170
AEON Company, Ltd. (a)	18,704	264,016
AEON Credit Service Company, Ltd. (a)	1,877	20,161
Aeon Mall Company, Ltd. (a)	1,400	42,738
Aiful Corp. (a)	1,727	27,036
Aisin Seiki Company	6,079	242,674
Ajinomoto Company, Inc. (a)	17,305	216,726
Alfresa Holdings Corp. (a)	724	46,155
All Nippon Airways Company, Ltd. (a)	17,715	69,023
Alps Electric Company, Ltd. (a)	5,138	61,756
Amada Company, Ltd.	9,829	109,762
Aoyama Trading Company, Ltd. (a)	2,142	54,398
Asahi Breweries, Ltd.	12,501	190,266
Asahi Glass Company, Ltd. (a)	27,191	365,369
Asahi Kasei Corp. (a)	33,963	274,114

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
ASATSU-DK, Inc. (a)	548	$17,634
Asics Corp. (a)	5,000	77,318
Astellas Pharmaceuticals, Inc. (a)	15,469	741,296
Autobacs Seven Company, Ltd. (a)	853	22,145
Bank of Kyoto, Ltd. (a)	9,000	109,036
Benesse Corp. (a)	1,854	70,948
Bridgestone Corp.	17,553	387,760
Canon Sales Company, Inc. (a)	2,000	40,007
Canon, Inc.	31,274	1,705,409
Casio Computer Company, Ltd. (a)	7,133	102,113
Central Glass Company, Ltd.	6,886	34,676
Central Japan Railway Company, Ltd.	46	488,085
Chiba Bank, Ltd. (a)	22,896	176,828
Chiyoda Corp. (a)	5,000	90,016
Chubu Electric Power Company, Inc.	19,377	501,362
Chugai Pharmaceutical Company, Ltd. (a)	8,316	137,202
Circle K Sunkus Company, Ltd.	612	9,501
Citizen Watch Company, Ltd. (a)	10,135	101,896
Coca-Cola West Japan Company, Ltd. (a)	1,777	41,728
COMSYS Holdings Corp. (a)	2,943	32,251
Credit Saison Company, Ltd. (a)	5,291	136,209
CSK Corp. (a)	1,790	69,900
Dai Nippon Printing Company, Ltd. (a)	18,953	270,663
Daicel Chemical Industries, Ltd.	6,534	51,656
Daido Steel Company, Ltd. (a)	8,000	68,116
Daifuku Company, Ltd. (a)	2,500	28,527
Daiichi Sankyo Company, Ltd. (a)	20,372	611,266
Daikin Industries, Ltd. (a)	7,815	375,865
Dainippon Ink & Chemicals, Inc. (a)	22,010	97,435
Dainippon Screen Manufacturing
Company, Ltd. (a)	6,238	37,543
Daito Trust Construction Company, Ltd. (a)	2,319	111,735
Daiwa House Industry Company, Ltd.	15,715	204,877
Daiwa Securities Group, Inc. (a)	39,251	373,461
Denki Kagaku Kogyo Kabushiki Kaisha	16,477	92,431
Denso Corp. (a)	14,222	535,582
Dentsu, Inc. (a)	60	170,117
Dowa Mining Company, Ltd.	8,534	107,992
E-Access, Ltd. (a)	23	12,762
East Japan Railway Company (a)	99	780,083
Ebara Corp. (a)	11,534	53,266
EDION Corp. (a)	2,400	26,697
Eisai Company, Ltd. (a)	7,252	342,480
Electric Power Development Company, Ltd.	4,800	186,606
Elpida Memory, Inc. *	3,100	113,776
Familymart Company, Ltd. (a)	1,860	48,449
Fanuc, Ltd.	5,479	558,002
Fast Retailing Company, Ltd. (a)	1,366	78,767
Fuji Electric Holdings Company, Ltd. (a)	19,420	86,476
Fuji Photo Film Company, Ltd.	14,267	658,878
Fuji Software ABC, Inc. (a)	418	8,543
Fuji Television Network, Inc. (a)	11	22,099

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Fujikura, Ltd. (a)	9,477	$59,922
Fujitsu, Ltd.	54,621	385,739
Fukuoka Financial Group, Inc. * (a)	20,000	117,064
Furukawa Electric Company, Ltd. (a)	17,362	84,862
Glory, Ltd.	1,400	44,443
Goodwill Group, Inc. * (a)	40	7,493
Gunma Bank (a)	11,477	76,460
Gunze, Ltd.	5,238	25,785
Hakuhodo DY Holdings, Inc.	570	39,957
Hankyu Department Stores (a)	2,591	21,385
Hankyu Hanshin Holdings, Inc. (a)	35,000	178,683
Haseko Corp. *	26,000	62,185
Hikari Tsushin, Inc. (a)	700	19,177
Hino Motors, Ltd. (a)	7,886	60,218
Hirose Electric Company, Ltd. (a)	983	119,434
Hitachi Cable, Ltd. (a)	2,591	16,044
Hitachi Capital Corp. (a)	707	8,885
Hitachi Chemical, Ltd. (a)	2,484	51,309
Hitachi Construction Machinery Company, Ltd.	3,343	133,453
(a)
Hitachi High-Technologies Corp.	1,800	41,172
Hitachi, Ltd. (a)	98,118	652,812
Hokkaido Electric Power Company, Inc. (a)	5,568	120,338
Hokuhoku Financial Group, Inc. (a)	34,134	96,482
Honda Motor Company, Ltd. (a)	45,762	1,536,279
House Food Corp. (a)	2,301	40,124
Hoya Corp. (a)	11,892	405,433
Ibiden Company, Ltd. (a)	3,700	311,176
Idemitsu Kosan Company, Ltd. (a)	500	56,227
Inpex Holdings, Inc. (a)	23	236,041
Isetan Company, Ltd. (a)	5,462	73,584
Ishikawajima-Harima Heavy Industries
Company, Ltd. (a)	36,134	113,449
ITO EN, Ltd. (a)	1,706	41,545
Itochu Corp. (a)	44,202	536,283
Itochu Techno-Science Corp. (a)	1,248	43,959
J Front Retailing Company, Ltd. * (a)	11,040	108,503
JAFCO Company, Ltd. (a)	1,253	46,424
Japan Airlines System Corp. * (a)	26,953	58,369
Japan Petroleum Exploration Company, Ltd. (a)	1,000	74,274
Japan Prime Realty Investment Corp., REIT	15	62,489
Japan Real Estate Investment Corp., REIT (a)	11	132,023
Japan Retail Fund Investment Corp., REIT	10	86,972
Japan Tobacco, Inc. (a)	131	718,916
JFE Holdings, Inc. (a)	16,362	1,158,346
JGC Corp.	5,886	113,389
Joyo Bank, Ltd. (a)	18,953	105,661
JS Group Corp. (a)	8,516	147,982
JSR Corp. (a)	4,833	118,324
Jupiter Telecommunications Company, Ltd. *	100	77,579
Kajima Corp. (a)	24,191	83,105
Kamigumi Company, Ltd. (a)	9,534	80,017

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kaneka Corp.	9,829	$82,578
Kansai Electric Power Company, Ltd. (a)	22,678	517,740
Kansai Paint Company, Ltd. (a)	5,238	40,135
Kao Corp. (a)	15,362	458,268
Kawasaki Heavy Industries, Ltd. (a)	39,963	156,404
Kawasaki Kisen Kaisha, Ltd. (a)	16,067	235,737
KDDI Corp.	74	548,339
Keihin Electric Express Railway
Company, Ltd. (a)	11,067	71,707
Keio Electric Railway Company, Ltd. (a)	15,715	97,860
Keisei Electric Railway Company, Ltd. (a)	9,000	49,861
Keyence Corp. (a)	1,047	232,201
Kikkoman Corp.	4,238	63,913
Kinden Corp. (a)	2,591	23,661
Kintetsu Corp. (a)	47,792	148,389
Kirin Brewery Company, Ltd. (a)	22,896	302,678
KK DaVinci Advisors * (a)	33	24,769
Kobe Steel Company, Ltd. (a)	77,517	289,222
Kokuyo Company, Ltd. (a)	2,431	25,245
Komatsu, Ltd. (a)	26,030	873,855
Komori Corp. (a)	1,295	31,705
Konami Corp. (a)	2,343	63,781
Konica Minolta Holdings, Inc.	14,891	252,155
Kose Corp. (a)	600	15,916
Koyo Seiko Company, Ltd. (a)	5,743	101,144
Kubota Corp. (a)	31,782	261,487
Kuraray Company, Ltd. (a)	10,300	130,340
Kurita Water Industries, Ltd.	3,319	112,577
Kyocera Corp. (a)	4,738	443,801
KYOWA HAKKO KOGYO COMPANY, LTD. (a)	9,477	97,506
Kyushu Electric Power Company, Inc. (a)	10,931	289,009
Lawson, Inc. (a)	1,631	51,492
LeoPalace21 Corp. (a)	3,402	111,546
Mabuchi Motor Company, Ltd. (a)	918	59,800
Makita Corp. (a)	3,543	155,303
Marubeni Corp. (a)	46,202	423,525
Marui Company, Ltd. (a)	8,664	95,547
Matsui Securities Company, Ltd. (a)	2,000	15,307
Matsumotokiyoshi Company, Ltd. (a)	1,348	24,913
Matsushita Electric Industrial Company, Ltd.	57,393	1,075,682
Matsushita Electric Works, Ltd. (a)	11,181	134,682
Mediceo Holdings Company, Ltd. (a)	4,590	70,099
Meiji Dairies Corp. (a)	6,886	38,868
Meiji Seika Kaisha, Ltd. (a)	6,534	32,846
Meitec Corp. (a)	1,083	31,742
Millea Holdings, Inc. (a)	23,300	936,215
Minebea Company, Ltd.	8,477	57,949
Mitsubishi Chemical Holdings Corp, ADR (a)	33,500	291,355
Mitsubishi Corp. (a)	39,456	1,249,085
Mitsubishi Electric Corp. (a)	56,973	713,525
Mitsubishi Estate Company, Ltd.	34,782	995,241
Mitsubishi Gas & Chemicals Company, Inc. (a)	10,829	100,303

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Mitsubishi Heavy Industries, Ltd. (a)	92,937	$607,025
Mitsubishi Logistc Corp. (a)	2,943	41,414
Mitsubishi Materials Corp. (a)	32,020	198,837
Mitsubishi Rayon Company, Ltd. (a)	18,010	127,502
Mitsubishi Securities Company, Ltd. (a)	9,000	78,744
Mitsubishi UFJ Financial Group, Inc. (a)	236,000	2,245,563
Mitsubishi UFJ Lease & Finance
Company, Ltd. (a)	1,000	33,136
Mitsui & Company, Ltd. (a)	45,611	1,106,755
Mitsui Chemicals, Inc. (a)	20,010	198,569
Mitsui Engineering & Shipbuilding
Company, Ltd. (a)	24,362	137,934
Mitsui Fudosan Company, Ltd.	24,248	672,735
Mitsui Mining & Smelting Company, Ltd.	16,010	68,925
Mitsui O.S.K. Lines, Ltd. (a)	31,487	509,630
Mitsui Sumitomo Insurance Company, Ltd.	35,259	413,675
Mitsui Trust Holdings, Inc.	20,010	155,931
Mitsukoshi, Ltd. (a)	10,829	49,069
Mitsumi Electric Company, Ltd. (a)	2,101	85,699
Mizuho Financial Group, Inc. (a)	279	1,589,363
Murata Manufacturing Company, Ltd. (a)	6,404	461,168
Namco Bandai Holdings, Inc. (a)	7,032	102,135
NEC Corp. (a)	59,383	288,187
NEC Electronics Corp. * (a)	1,148	32,948
NGK INSULATORS, LTD. (a)	7,829	251,933
NGK Spark Plug Company, Ltd. (a)	4,238	65,793
NHK Spring Company, Ltd. (a)	3,000	22,856
NICHIREI Corp. (a)	7,534	34,531
Nidec Corp. (a)	3,414	238,428
Nikko Cordial Corp. (a)	11,000	138,050
Nikon Corp. (a)	9,181	315,402
Nintendo Company, Ltd. (a)	2,908	1,512,423
Nippon Building Fund, Inc., REIT (a)	13	188,815
Nippon Electric Glass Company, Ltd. (a)	9,000	144,808
Nippon Express Company, Ltd. (a)	26,191	130,067
Nippon Kayaku Company, Ltd.	3,591	29,857
Nippon Light Metal Company, Ltd.	16,124	35,479
NIPPON MEAT PACKERS, Inc.	5,238	58,129
Nippon Mining Holdings, Inc.	26,368	264,643
Nippon Oil Corp.	35,906	333,203
Nippon Paper Group, Inc. (a)	30	92,625
Nippon Sheet Glass Company, Ltd. (a)	14,829	90,537
Nippon Shokubai Company, Ltd. (a)	3,591	34,917
Nippon Steel Corp.	168,464	1,211,687
Nippon Telegraph & Telephone Corp.	152	709,897
Nippon Yusen Kabushiki Kaisha (a)	32,077	313,014
Nippon Zeon Company (a)	3,591	35,354
Nishimatsu Construction Company, Ltd. (a)	7,886	23,799
Nishi-Nippon City Bank, Ltd.	18,000	50,565
Nissan Chemical Industries, Ltd. (a)	3,238	39,933
Nissan Motor Company, Ltd. (a)	66,510	665,794
Nisshin Seifun Group, Inc. (a)	4,886	45,936

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nisshin Steel Company (a)	22,953	$103,406
Nisshinbo Industries, Inc.	4,591	63,766
Nissin Food Products Company, Ltd. (a)	2,384	85,010
Nitori Company, Ltd. (a)	1,132	53,459
Nitto Denko Corp. (a)	5,168	240,017
NOK Corp. (a)	3,008	64,356
Nomura Holdings, Inc. (a)	51,793	867,571
Nomura Real Estate Holdings, Inc. (a)	1,300	37,989
Nomura Real Estate Office Fund, Inc. (a)	6	62,620
Nomura Research Institute, Ltd. (a)	3,389	115,246
NSK, Ltd. (a)	13,715	120,236
NTN Corp. (a)	11,772	104,943
NTT Data Corp. (a)	36	160,306
NTT DoCoMo, Inc. (a)	475	677,509
NTT Urban Development Corp.	37	76,587
Obayashi Corp.	20,362	94,213
OBIC Company, Ltd. (a)	210	40,692
Odakyu Electric Railway Company, Ltd. (a)	20,305	130,858
Oji Paper Company, Ltd. (a)	25,191	121,814
Oki Electric Industry Company, Ltd. * (a)	15,362	26,454
Okuma Holdings, Inc. (a)	4,000	58,306
Okumura Corp. (a)	2,886	14,683
Olympus Optical Company, Ltd. (a)	6,534	268,225
Omron Corp.	6,539	172,887
Onward Kashiyama Company, Ltd. (a)	4,591	46,397
Oracle Corp. - Japan (a)	1,048	47,852
Oriental Land Company, Ltd. (a)	1,707	98,875
Orix Corp. (a)	2,624	597,920
Osaka Gas Company, Ltd. (a)	60,155	210,841
OSG Corp. (a)	2,500	26,005
Otsuka Corp. (a)	400	39,207
Park24 Company, Ltd. (a)	1,900	17,070
Pioneer Electronic Corp. (a)	3,979	48,760
Promise Company, Ltd. (a)	2,381	57,982
Q.P. Corp. (a)	1,513	13,830
Rakuten, Inc. (a)	170	66,607
Resona Holdings, Inc. (a)	164	280,988
Ricoh Company, Ltd.	19,601	414,250
Rinnai Corp. (a)	1,448	43,196
Rohm Company, Ltd. (a)	3,073	271,273
Round One Corp. (a)	11	24,300
Ryohin Keikaku Company, Ltd. (a)	689	39,609
Sanken Electric Company	2,943	14,410
SANKYO Company, Ltd.	1,407	56,902
Santen Pharmaceutical Company, Ltd. (a)	2,200	55,010
Sanwa Shutter Corp.	6,238	34,939
Sanyo Electric Company, Ltd. * (a)	37,849	62,215
Sapporo Hokuyo Holdings, Inc. (a)	8	79,318
Sapporo Holdings (a)	8,534	56,334
SBI E*Trade Securities Compnay, Ltd.	48	45,504
SBI Holdings, Inc. (a)	316	82,861
Secom Company, Ltd. (a)	6,310	303,481

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)

SEGA SAMMY HOLDINGS, INC.	5,808	$77,285
Seiko Epson Corp. (a)	3,878	95,955
Seino Transportation Company, Ltd. (a)	3,591	33,137
Sekisui Chemical Company, Ltd. (a)	12,772	93,641
Sekisui House, Ltd.	15,362	193,194
Seven & I Holdings Company, Ltd. (a)	23,819	612,151
Sharp Corp. (a)	29,782	540,055
Shimachu Company, Ltd. (a)	1,177	31,119
Shimamura Company, Ltd. (a)	624	58,341
Shimano, Inc. (a)	2,131	74,505
Shimizu Corp. (a)	16,305	88,630
Shin-Etsu Chemical Company, Ltd. (a)	12,189	841,717
Shinko Electric Industries Company, Ltd. (a)	2,000	44,356
Shinko Securities Company, Ltd.	14,000	64,776
Shinsei Bank, Ltd. (a)	44,906	141,381
Shionogi & Company, Ltd. (a)	9,477	145,971
Shiseido Company, Ltd. (a)	10,477	232,356
Shizuoka Bank, Ltd. (a)	15,658	151,977
Showa Denko K.K. (a)	28,839	109,106
Showa Shell Sekiyu K.K. (a)	5,545	71,229
SMC Corp. (a)	1,636	223,815
SOFTBANK Corp. (a)	21,512	396,638
Sojitz Holdings Corp. (a)	30,209	131,366
Sompo Japan Insurance, Inc.	23,896	273,917
Sony Corp. (a)	29,358	1,422,196
Stanley Electric Corp. (a)	3,792	91,354
Sumco Corp.	3,300	134,319
Sumitomo Bakelite Company, Ltd. (a)	4,238	24,364
Sumitomo Chemical Company, Ltd.	47,554	407,381
Sumitomo Corp. (a)	30,634	591,472
Sumitomo Electric Industries, Ltd. (a)	21,301	339,023
Sumitomo Heavy Industries, Ltd. (a)	18,010	231,665
Sumitomo Metal Industries, Ltd. (a)	119,423	695,890
Sumitomo Metal Mining Company, Ltd. (a)	15,715	381,326
Sumitomo Mitsui Financial Group, Inc. (a)	193	1,502,305
Sumitomo Osaka Cement Company, Ltd. (a)	11,477	28,248
Sumitomo Realty &
Development Company, Ltd.	11,124	390,859
Sumitomo Rubber Industries, Inc. (a)	6,300	79,120
Sumitomo Titanium Corp. (a)	600	52,235
Sumitomo Trust & Banking Company, Ltd.	37,554	283,827
Suruga Bank, Ltd. (a)	4,886	59,620
Suzuken Company, Ltd. (a)	2,077	69,908
T&D Holdings, Inc. (a)	5,659	347,966
TAIHEIYO CEMENT CORP. (a)	24,191	91,942
Taisei Corp. (a)	32,134	93,065
Taisho Pharmaceuticals Company, Ltd. (a)	4,238	83,300
Taiyo Nippon Sanso Corp. (a)	7,181	64,453
Taiyo Yuden Company, Ltd.	2,943	58,230
Takara Holdings (a)	5,591	32,822
Takashimaya Company, Ltd. (a)	9,181	101,807
Takeda Pharmaceutical Company, Ltd. (a)	24,651	1,732,302

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Takefuji Corp. (a)	3,444	$68,293
Tanabe Seiyaku Company, Ltd. (a)	7,000	88,276
TDK Corp.	3,632	318,408
Teijin, Ltd. (a)	26,896	131,229
Terumo Corp.	5,197	262,155
The 77th Bank, Ltd. (a)	8,477	56,990
The Bank of Yokohama, Ltd.	35,316	243,569
The Hachijuni Bank, Ltd. (a)	11,000	79,118
The Hiroshima Bank, Ltd. (a)	13,000	70,891
The Japan Steel Works, Ltd. (a)	11,000	182,440
The Tokyo Electric Power Company, Ltd. (a)	35,633	898,728
THK Company, Ltd. (a)	4,119	86,872
TIS, Inc. (a)	983	19,150
Tobu Railway Company, Ltd. (a)	22,248	104,487
Toda Corp. (a)	7,238	38,148
Toho Company, Ltd. (a)	3,967	78,319
Toho Titanium Company, Ltd. (a)	900	33,032
Tohoku Electric Power Company, Inc. (a)	12,520	267,321
Tokai Rika Company, Ltd. (a)	1,700	47,313
Tokuyama Corp. (a)	6,000	90,955
Tokyo Broadcasting Company, Ltd.	1,148	32,150
Tokyo Electron, Ltd. (a)	5,068	320,882
Tokyo Gas Company, Ltd.	65,165	303,212
Tokyo Seimitsu Company, Ltd. (a)	900	18,708
Tokyo Steel Manufacturing Company, Ltd. (a)	3,200	49,650
Tokyo Tatemono Company, Ltd. (a)	9,000	114,672
Tokyu Corp. (a)	31,134	203,083
Tokyu Land Corp.	12,829	128,647
TonenGeneral Sekiyu K.K. (a)	7,829	78,644
Toppan Printing Company, Ltd. (a)	16,010	164,723
Toray Industries, Inc. (a)	37,611	298,323
Toshiba Corp. (a)	88,289	823,918
Tosoh Corp. (a)	13,772	89,234
Toto, Ltd. (a)	6,829	49,474
Toyo Seikan Kaisha, Ltd.	5,491	103,392
Toyo Suisan Kaisha, Ltd. (a)	2,295	43,114
Toyobo Company, Ltd. (a)	14,067	32,910
Toyoda Gosei Company, Ltd. (a)	1,966	71,130
Toyota Boshoku Corp. (a)	1,600	53,992
Toyota Industries Corp. (a)	5,210	224,296
Toyota Motor Corp. (a)	79,253	4,673,294
Toyota Tsusho Corp. (a)	5,700	151,200
Trend Micro, Inc.	2,767	119,603
Ube Industries, Ltd.	25,963	91,902
UNI Charm Corp. (a)	1,042	63,890
UNY Company, Ltd. (a)	4,238	36,895
Ushio, Inc. (a)	3,943	71,672
USS Company, Ltd. (a)	787	51,677
Wacoal Corp. (a)	2,943	36,116
West Japan Railway Company, Ltd. (a)	50	238,302
Yahoo Japan Corp. (a)	487	184,245
Yakult Honsha Company, Ltd. (a)	3,043	69,207

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)

Yamada Denki Company, Ltd. (a)	2,504	$247,612
Yamaha Corp.	4,774	106,915
Yamaha Motor Company, Ltd.	5,209	132,739
Yamato Transport Company, Ltd. (a)	11,420	171,131
Yamazaki Baking Company, Ltd. (a)	2,591	19,425
YASKAWA Electric Corp. (a)	7,000	87,119
Yokogawa Electric Corp. (a)	5,686	69,134

		85,420,638
Korea - 0.01%
LG Philips LCD Company, Ltd., ADR *	2,360	56,498

Luxembourg - 0.46%
ArcelorMittal (a)	26,848	2,112,847
Tenaris SA, ADR	8,220	432,536

		2,545,383
Malaysia - 0.41%
AirAsia BHD *	21,700	11,654
AMMB Holdings BHD	42,000	53,494
Berjaya Sports Toto BHD	22,700	33,309
British American Tobacco Malaysia BHD	3,500	42,370
Bursa Malaysia BHD	8,000	25,825
Commerce Asset Holdings	72,600	227,974
DRB-Hicom BHD	16,200	9,128
Gamuda BHD	21,100	54,491
Genting BHD	55,500	131,115
Golden Hope Plantations BHD	17,800	44,402
Guinness Anchor BHD	3,700	6,515
Highlands & Lowlands BHD	4,200	9,676
Hong Leong Bank BHD	12,300	21,297
Hong Leong Credit BHD	5,600	9,532
IGB Corp., BHD	17,700	14,388
IJM Corp. BHD	13,950	32,547
IOI Corp. BHD *	98,325	174,576
IOI Properties, BHD	2,300	8,572
KLCC Property Holdings BHD	11,300	11,275
Kuala Lumpur Kepong BHD	12,950	50,166
Lafarge Malayan Cement BHD	31,200	16,481
Magnum Corp. BHD	22,500	19,083
Malayan Bank BHD	58,100	187,557
Malaysian Airline System BHD *	6,900	8,707
Malaysian Bulk Carriers BHD	9,000	11,621
Malaysian Pacific Industries BHD	2,300	6,210
Malaysian Resources Corp. BHD *	22,500	16,574
Media Prima BHD	13,100	10,957
MISC BHD	33,700	96,921
MMC Corp. BHD	8,200	20,335
Mulpha International BHD *	20,300	8,460
Multi-Purpose Holdings BHD	16,900	9,076
Petronas Dagangan BHD	6,600	17,045
Petronas Gas BHD	15,000	48,863
PLUS Expressways BHD	38,500	35,930
POS Malaysia & Services Holdings BHD *	8,100	7,179

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Malaysia (continued)
PPB Group BHD	12,300	$33,209
Proton Holdings BHD *	6,500	10,110
Public Bank BHD	32,000	98,606
Resorts World BHD	75,800	87,201
RHB Capital BHD	16,600	29,230
Scomi Group BHD	16,400	6,882
Shell Refining Company Federation
of Malaya BHD	3,900	12,590
Sime Darby BHD	45,200	137,954
SP Setia BHD	15,400	39,771
Star Publications Malaysia BHD	11,600	11,506
TA Enterprise BHD	20,300	8,757
Tanjong PLC	5,700	29,943
Telekom Malaysia, BHD	30,800	87,677
Tenaga Nasional BHD	38,900	107,881
Transmile Group BHD *	3,400	4,470
UEM World BHD	19,300	23,109
UMW Holdings BHD	5,300	21,931
YTL Corp. BHD	25,100	55,246

		2,299,378
Mexico - 0.88%
Alfa SA de CV	9,536	64,460
America Movil SA de CV	547,960	1,754,274
Carso Infraestructura y Construccion SA de
CV * (a)	25,000	25,109
Cemex SA de CV * (a)	211,126	630,723
Coca-Cola Femsa SA de CV	7,859	33,729
Consorcio ARA SA de CV (a)	28,240	37,843
Controladora Comercial Mexicana SA de CV	8,971	23,805
Corp. GEO SA de CV, Series B *	13,848	60,788
Desarrolladora Homex SA de CV *	5,000	46,330
Empresas ICA Sociedad
Controladora SA de CV *	11,000	66,357
Fomento Economico Mexicano SA de CV (a)	63,065	235,012
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	14,100	77,190
Grupo Aeroportuario del Sureste SA de CV	7,030	34,904
Grupo Bimbo SA de CV (a)	8,888	49,592
Grupo Carso SA de CV (a)	19,062	72,708
Grupo Financiero Banorte SA de CV	38,757	153,504
Grupo Iusacell SA de CV * (a)	355	3,572
Grupo Mexico SA	33,325	239,288
Grupo Modelo SA (a)	15,208	73,032
Grupo Televisa SA, SADR *	596	14,405
Grupo Televisa SA	70,243	337,642
Industrias Penoles SA de CV (a)	2,750	46,211
Kimberly-Clark de Mexico SA de CV (a)	14,226	64,139
Telefonos de Mexico SA de CV (a)	225,320	369,539
TV Azteca SA de CV * (a)	33,951	18,664
Urbi Desarrollos Urbanos SA de CV *	9,000	32,353
Wal-Mart de Mexico SA de CV, Series V (a)	91,775	336,627

		4,901,800

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands - 2.63%
ABN AMRO Holdings NV	53,120	$2,790,705
Aegon NV	42,022	802,400
Akzo Nobel NV (a)	7,806	641,497
ASML Holding NV *	13,184	435,821
Buhrmann NV	3,220	34,977
Corio NV (a)	1,158	98,622
DSM NV (a)	4,188	225,371
Fugro NV	1,731	140,112
Hagemeyer NV	13,486	62,125
Heineken NV (a)	7,287	476,797
ING Groep NV (a)	54,217	2,399,678
Koninklijke (Royal) KPN NV (a)	55,634	962,652
Koninklijke (Royal) Philips Electronics NV (a)	33,014	1,485,629
Koninklijke Ahold NV * (a)	36,922	556,460
Oce NV	2,448	51,304
Randstad Holdings NV (a)	1,323	71,310
Reed Elsevier NV (a)	21,116	399,903
Royal Numico NV	5,137	397,326
SBM Offshore NV (a)	4,318	169,261
TNT Post Group NV	12,524	523,515
Unilever NV (a)	49,432	1,521,614
Vedior NV	4,625	101,465
Wereldhave NV (a)	536	64,358
Wolters Kluwer NV	8,963	265,322

		14,678,224
New Zealand - 0.10%
Auckland International Airport, Ltd.	27,201	64,420
Contact Energy, Ltd.	8,018	55,754
Fisher & Paykel Appliances Holdings, Ltd. (a)	6,971	18,778
Fisher & Paykel Healthcare Corp.	13,404	33,469
Fletcher Building, Ltd.	13,640	130,970
Kiwi Income Property Trust	22,173	24,327
Sky City Entertainment Group, Ltd.	12,719	50,236
Sky Network Television, Ltd.	5,411	23,583
Telecom Corp. of New Zealand, Ltd.	51,541	174,324
Vector, Ltd.	6,952	12,888

		588,749
Norway - 0.82%
Acergy SA (a)	5,996	177,533
Aker Kvaerner ASA	5,105	161,998
Den Norske Bank ASA	20,401	311,728
Det Norske Oljeselskapb ASA *	22,000	45,526
Norsk Hydro ASA (a)	21,575	934,785
Norske Skogindustrier ASA	5,313	56,641
Ocean Rig ASA *	4,825	35,481
Orkla ASA	25,343	450,923
Pan Fish ASA *	81,000	102,666
Petroleum Geo-Services ASA *	5,272	151,469
ProSafe ASA (a)	6,400	113,756
Renewable Energy Corp AS * (a)	5,236	240,405
Schibsted ASA (a)	1,271	66,693

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Norway (continued)
Statoil ASA (a)	19,871	$674,629
Stolt-Nielsen SA	1,200	35,475
Storebrand ASA	6,922	107,175
Tandberg ASA (a)	3,539	84,841
Telenor ASA	25,591	510,657
TGS Nopec Geophysical Company ASA *	3,300	67,374
Tomra Systems ASA	4,633	33,385
Yara International ASA (a)	6,212	195,693

		4,558,833
Peru - 0.13%
Cia de Minas Buenaventura SA	2,895	142,662
Credicorp SA	2,108	141,868
Minsur SA	12,216	40,991
Southern Peru Copper Corp.	2,707	337,021
Volcan Compania Minera SA, CMN Series B	12,055	54,129

		716,671
Philippines - 0.09%
Ayala Corp.	3,880	47,212
Ayala Land, Inc.	163,200	58,672
Banco De Oro	8,886	11,599
Bank of the Philippine Islands	33,600	49,434
Filinvest Land, Inc. *	98,991	3,811
First Philippine Holdings Corp.	7,076	12,132
Globe Telecommunications, Inc.	830	26,993
Jollibee Foods Corp.	10,900	12,781
Manila Electric Company	6,697	12,298
Megaworld Corp.	89,847	6,858
Metropolitan Bank & Trust Company	15,500	19,203
Petron Corp.	37,848	4,773
Philippine Long Distance Telephone Company	1,660	106,872
PNOC Energy Development Corp.	166,351	23,554
San Miguel Corp.	11,600	16,040
SM Investments Corp.	4,340	35,767
SM Prime Holdings, Ltd.	136,479	36,233

		484,232
Poland - 0.30%
Agora SA	1,161	22,442
Bank BPH SA	267	91,550
Bank Pekao SA	2,318	214,423
Bank Zachodni WBK SA	678	64,633
Bioton SA *	37,285	16,859
Boryszew SA *	661	4,623
BRE Bank SA *	275	52,949
Budimex SA *	278	7,437
Computerland SA	207	4,056
Debica SA	150	5,624
Echo Investment SA *	788	26,426
Globe Trade Centre SA *	3,741	66,899
Grupa Kety SA	290	21,199
KGHM Polska Miedz SA	3,704	172,363
Mondi Packaging Paper Swiecie SA	417	13,293

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Poland (continued)
Orbis SA	867	$24,175
PBG SA *	272	36,896
Polish Oil & Gas Company	36,596	69,360
Polska Grupa Farmaceutyczna SA	331	11,724
Polski Koncern Naftowy Orlen SA *	9,898	206,989
Powszechna Kasa Oszczednosci Bank
Polski SA	15,410	320,515
Prokom Software SA	271	13,836
Softbank SA	867	24,224
Telekomunikacja Polska SA	21,603	170,532
TVN SA	4,829	39,666

		1,702,693
Portugal - 0.25%
Banco BPI, SA (a)	8,641	72,486
Banco Comercial dos Acores, S.A. (a)	61,360	253,873
Banco Espirito Santo SA (a)	5,675	128,292
Brisa Auto Estrada, SA	8,769	114,703
Cimpor-Cimentos De Portugal, SA (a)	6,693	55,289
Electricidade De Portugal, SA (a)	56,926	331,843
Jeronimo Martins, SGPS SA	5,015	30,732
Portugal Telecom, SGPS, SA	22,368	312,622
PT Multimedia.com, SGPS, SA	2,084	30,934
Sonae Industria, SGPS SA *	1,620	18,150
Sonae, SGPS, SA	23,914	61,882

		1,410,806
Russia - 1.60%
AFK Sistema, Reg. S, Spons. GDR	3,109	103,374
Comstar United Telesystems, ADR *	5,644	73,090
Gazprom OAO, SADR	1,840	81,144
JSC MMC Norilsk Nickel, ADR	2,351	639,472
Lukoil Oil Company, ADR	14,708	1,222,235
Mechel Steel Group, ADR	974	49,674
Mobile Telesystems, SADR	6,211	430,484
NovaTek OAO, ADR	2,414	126,735
Novolipetsk Steel, ADR	3,836	130,232
OAO Gazprom, SADR	71,355	3,146,755
Polyus Gold Company ZAO, SADR	2,095	91,133
RAO Unified Energy System, SADR	3,123	379,445
Rostelecom, ADR	2,023	127,105
Sberbank, ADR	2,607	1,087,119
Sibirtelecom, ADR	158	13,613
Surgutneftegaz, ADR	4,433	301,001
Tatneft, ADR	2,024	222,640
UralsvyAzinform, ADR	1,479	18,221
VolgaTelecom, ADR	1,355	14,092
VTB Bank OJSC, GDR *	25,800	230,910
Vympel Communicatii, SADR	14,420	389,917
Wimm-Bill-Dann Foods OJSC, ADR	591	64,620

		8,943,011
Singapore - 0.87%
Allgreen Properties, Ltd.	20,129	26,038

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Ascendas., REIT *	31,395	$57,743
Capitacommercial	28,000	53,574
Capitaland, Ltd. *	46,725	256,558
CapitaMall Trust *	29,291	76,962
Chartered Semiconductor Manufacturing, Ltd. *	27,430	20,143
(a)
City Developments, Ltd.	15,715	171,517
ComfortDelGro Corp., Ltd.	53,269	69,623
Cosco Corp. Singapore, Ltd.	24,000	96,207
DBS Group Holdings, Ltd.	34,316	499,377
Fraser and Neave, Ltd.	25,200	96,773
Haw Par Corp., Ltd.	2,613	14,259
Jardine Cycle and Carriage, Ltd.	4,782	59,602
Keppel Corp., Ltd.	33,810	328,009
Keppel Land, Ltd.	11,124	62,204
Neptune Orient Lines, Ltd.	13,362	47,712
Olam International, Ltd.	17,000	35,963
Oversea-Chinese Banking Corp., Ltd.	76,448	458,389
Parkway Holdings, Ltd.	19,120	54,618
SembCorp Industries, Ltd.	27,415	119,131
SembCorp Marine, Ltd.	25,706	79,666
Singapore Airlines, Ltd.	15,880	198,995
Singapore Exchange, Ltd.	24,601	213,806
Singapore Land, Ltd.	2,591	17,805
Singapore Petroleum Company, Ltd.	3,000	13,744
Singapore Post, Ltd.	35,849	29,466
Singapore Press Holdings, Ltd.	48,059	139,874
Singapore Technologies Engineering, Ltd.	40,202	105,631
Singapore Telecommunications, Ltd.	240,430	651,168
SMRT Corp., Ltd.	17,010	19,596
Suntec Real Estate Investment Trust *	32,191	42,291
United Overseas Bank, Ltd.	36,963	550,349
United Overseas Land, Ltd.	16,568	58,043
Venture Corp., Ltd.	7,534	83,751
Wing Tai Holdings, Ltd. *	12,772	33,214

		4,841,801
South Africa - 1.23%
African Bank Investments, Ltd. (a)	13,484	61,338
Allan Gray Property Trust (a)	28,755	28,200
Anglo Platinum, Ltd.	2,090	316,587
AngloGold Ashanti, Ltd. (a)	4,628	219,334
Aspen Pharmacare Holdings, Ltd. *	6,829	33,248
Aveng, Ltd.	12,187	97,384
AVI, Ltd.	8,775	27,423
Barloworld, Ltd.	6,212	116,967
Bidvest Group, Ltd. *	7,826	154,044
Ellerine Holdings, Ltd.	3,359	36,065
FirstRand, Ltd.	85,150	273,404
Foschini, Ltd.	6,113	46,183
Gold Fields, Ltd.	18,386	331,637
Grindrod, Ltd.	9,642	36,114
Harmony Gold Mining Company, Ltd. *	10,168	120,532

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Africa (continued)
Hulamin, Ltd.	107	$373
Impala Platinum Holdings, Ltd.	16,219	565,541
Imperial Holdings, Ltd.	5,654	105,968
Investec, Ltd. (a)	4,948	53,190
JD Group, Ltd.	5,346	45,204
Kumba Iron Ore, Ltd.	2,433	79,888
Lewis Group, Ltd.	3,083	25,397
Liberty Group, Ltd. (a)	3,638	46,249
Massmart Holdings, Ltd.	5,969	72,309
Metropolitan Holdings, Ltd. (a)	18,586	41,045
Mittal Steel South Africa, Ltd.	6,145	122,357
MTN Group, Ltd.	44,951	682,471
Murray & Roberts Holdings, Ltd.	9,174	119,772
Nampak, Ltd. *	16,109	50,553
Naspers, Ltd.	10,405	288,768
Nedbank Group, Ltd. (a)	6,222	113,007
Network Healthcare Holdings, Ltd. *	37,390	64,807
Pick'n Pay Stores, Ltd.	6,260	32,378
Pretoria Portland Cement Company, Ltd.	16,498	114,574
Reunert, Ltd. (a)	5,060	49,255
Sanlam, Ltd. (a)	69,494	224,852
Sappi, Ltd.	6,291	95,513
Sasol, Ltd.	17,938	771,426
Shoprite Holdings, Ltd. (a)	12,856	67,241
Spar Group, Ltd.	4,885	39,113
Standard Bank Group, Ltd.	37,072	535,702
Steinhoff International Holdings, Ltd. *	29,777	84,361
Super Group, Ltd.	9,654	18,164
Telkom SA, Ltd. (a)	8,779	221,296
Tiger Brands, Ltd.	4,907	129,646
Truworths International, Ltd. (a)	13,754	63,166
Woolworths Holdings, Ltd. (a)	24,928	65,553

		6,887,599
South Korea - 2.73%
Amorepacific Corp.	90	67,169
Asiana Airlines (a)	2,689	24,946
Cheil Communications, Inc.	100	29,613
Cheil Industries, Inc.	1,420	94,961
CJ CheilJedang Corp. *	211	53,004
CJ Corp.	359	27,664
Daegu Bank	3,940	72,975
Daelim Industrial Company	810	150,025
Daewoo Engineering & Construction
Company, Ltd.	4,740	135,961
Daewoo International Corp. (a)	1,350	56,646
Daewoo Securities Company, Ltd.	3,570	107,278
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,970	187,907
Daishin Securities Company, Ltd.	1,160	38,407
Daum Communications Corp. * (a)	308	23,222
Dongbu Insurance Company, Ltd.	990	41,541
Dongkuk Steel Mill Company, Ltd.	1,070	56,473

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Doosan Heavy Industries and Construction
Company, Ltd.	900	$95,099
Doosan Infracore Company, Ltd.	1,630	63,319
GS Engineering & Construction Corp.	1,110	192,854
Hana Financial Group, Inc.	3,590	169,271
Hancook Tire Company(The), Ltd.	3,350	68,636
Hanjin Heavy Industries & Construction
Company, Ltd. *	1,043	92,886
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (a)	386	16,117
Hanjin Shipping Company, Ltd.	1,680	82,609
Hanmi Pharm Company, Ltd.	168	25,425
Hanwha Chem Corp.	1,680	44,334
Hanwha Corp.	1,280	100,565
Hite Brewery Company, Ltd.	360	50,352
Honam Petrochemical Corp.	390	64,350
Hyosung Corp.	700	53,008
Hyundai Autonet Company, Ltd.	2,560	19,554
Hyundai Department Store Company, Ltd.	400	48,080
Hyundai Development Company	1,990	185,920
Hyundai Engineering & Construction
Company, Ltd. *	1,380	131,795
Hyundai Heavy Industries	1,250	577,774
Hyundai Marine & Fire
Insurance Company, Ltd.	1,990	39,141
Hyundai Merchant Marine Company, Ltd. (a)	1,130	59,701
Hyundai Mipo Dockyard	380	130,798
Hyundai Mobis	1,720	182,497
Hyundai Motor Company, Ltd. (a)	4,710	380,341
Hyundai Securities Company, Ltd. (a)	3,520	82,120
Hyundai Steel Company	1,460	123,162
Kangwon Land, Inc.	3,350	98,836
KCC Corp.	150	91,624
Kia Motors Corp. * (a)	5,990	81,490
Kookmin Bank, SADR	8,710	714,133
Kookmin Bank	1,500	124,898
Korea Electric Power Corp., ADR	13,226	306,182
Korea Electric Power Corp.	1,060	49,690
Korea Exchange Bank	2,640	42,839
Korea Investment Holdings Company, Ltd.	1,160	76,307
Korea Zinc Company, Ltd.	340	64,274
Korean Air Lines Company, Ltd. (a)	1,139	77,041
Korean Reinsurance Company, Ltd.	2,070	29,292
KT Corp., SADR	7,002	175,400
KT Corp.	690	34,645
KT Freetel Company, Ltd. (a)	2,230	80,900
KT&G Corp.	3,400	265,640
LG Chem, Ltd.	1,410	147,910
LG Electronics, Inc.	2,900	270,939
LG Fashion Corp., Ltd.	636	21,092
LG Household & Health Care, Ltd. (a)	310	55,892
LG International Corp. (a)	843	26,668

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
LG Petrochemical Company, Ltd.	740	$36,792
LG Philips LCD Company, Ltd. *	1,600	76,578
Lotte Chilsung Beverage Company, Ltd.	20	30,509
Lotte Confectionery Company, Ltd.	20	34,792
Lotte Shopping Company, Ltd.	270	115,063
LS Cable, Ltd.	520	64,776
Mirae Asset Securities Company, Ltd.	554	52,969
NCSoft Corp. * (a)	400	35,491
NHN Corp. *	1,144	264,764
Nong Shim Company, Ltd.	90	22,177
Orion Corp.	100	30,323
Pacific Corp.	140	29,143
Poongsan Corp. (a)	730	20,500
POSCO	2,270	1,669,355
Pusan Bank	3,930	72,146
S1 Corp.	530	31,795
Samsung Corp. (a)	4,100	301,513
Samsung Electro-Mechanics Company, Ltd.	1,870	122,807
Samsung Electronics Company, Ltd.	3,320	2,085,997
Samsung Engineering Company, Ltd.	1,000	134,404
Samsung Fine Chemicals Company, Ltd. (a)	560	37,450
Samsung Fire & Marine
Insurance Company, Ltd.	1,130	243,250
Samsung Heavy Industries Company, Ltd.	5,340	283,878
Samsung SDI Company, Ltd. (a)	1,070	71,789
Samsung Securities Company, Ltd.	1,660	150,555
Samsung Techwin Company, Ltd.	1,460	111,197
Shinhan Financial Group Company, Ltd.,
SADR	625	80,188
Shinhan Financial Group Company, Ltd.	8,450	552,161
Shinsegae Company, Ltd.	430	299,306
SK Corp.	719	153,204
SK Energy Company, Ltd. *	1,760	307,709
SK Telecom Company, Ltd., ADR	9,437	280,279
SK Telecom Company, Ltd. (a)	60	13,768
S-Oil Corp.	1,400	124,526
Tong Yang Investment Bank (a)	2,307	42,351
Woongjin Coway Company, Ltd.	1,150	37,762
Woori Investment & Securities Company, Ltd. (a)	2,910	82,357
Yuhan Corp.	209	44,420

		15,231,236
Spain - 3.11%
Abertis Infraestructuras SA (a)	7,081	220,786
Acciona SA	847	229,653
Acerinox SA (a)	4,702	141,060
ACS Actividades SA	6,252	344,008
Aguas de Barcelona SA-Class A (a)	1,644	62,293
Altadis SA, Series A	7,642	536,098
Antena 3 de Television SA * (a)	2,131	39,206
Banco Bilbao Vizcaya Argentaria SA (a)	110,445	2,581,584
Banco Popular Espanol SA (a)	25,129	430,527
Banco Santander Central Hispano SA	183,257	3,551,361

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Cintra Concesiones de Infraestructuras de
Transporte SA (a)	5,273	$80,070
Corporacion Mapfre SA (a)	13,850	62,423
Ebro Puleva SA (a)	2,233	45,655
Endesa SA (a)	18,886	1,076,501
Fomento de Construcciones SA	1,443	116,431
Gamesa Corporacion Tecno SA	5,360	218,337
Gas Natural SDG SA (a)	3,191	179,664
Gestevision Telecinco SA	2,959	77,453
Grupo Ferrovial SA	1,834	154,760
Iberdrola SA, GDR	4,788	278,434
Iberdrola SA	23,247	1,361,766
Iberia Lineas Aereas de Espana SA	12,537	60,962
Indra Sistemas SA (a)	3,134	84,529
Industria de Diseno Textil SA	6,536	439,182
Promotora de Informaciones SA	2,061	40,585
Repsol SA	23,497	836,871
Sacyr Vallehermoso SA (a)	2,628	91,693
Sogecable SA *	1,564	56,571
Telefonica SA	130,685	3,647,409
Union Fenosa SA	3,091	182,340
Zardoya Otis SA (a)	3,228	99,915
Zeltia SA *	4,277	46,398

		17,374,525
Sweden - 1.94%
Alfa Laval AB (a)	2,901	185,694
Assa Abloy AB - Series B	9,099	187,938
Atlas Copco AB, Series A, ADR	19,422	334,423
Atlas Copco AB, Series B, ADR	12,160	193,418
Axfood AB (a)	774	25,997
Billerud Aktibolag AB (a)	1,407	18,795
Boliden AB *	8,500	180,160
Castellum AB	4,220	52,298
D. Carnegie & Company AB	2,269	47,479
Electrolux AB - Series B (a)	7,815	164,736
Elekta AB, Series B	2,390	38,754
Eniro AB	5,278	63,983
Ericsson LM, Series B	436,450	1,738,925
Fabege AB, ADR	4,534	53,739
Getinge AB, Series B (a)	4,781	115,178
Hennes & Mauritz AB - B shares	13,982	882,040
Hoganas AB, Series B	753	19,885
Holmen AB, Series B (a)	1,571	59,924
Husqvarna AB, B Shares	7,638	98,195
Kungsleden AB	3,783	48,489
Lundin Petroleum AB, Series A *	7,205	82,615
Modern Times Group AB, Series B	1,602	102,916
Nobia AB	4,000	38,298
Nordea Bank AB	61,302	1,063,117
OMX AB (a)	2,625	113,302
Oriflame Cosmetics AB (a)	1,084	65,453
Sandvik AB	27,999	597,770

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
SAS AB * (a)	2,554	$45,554
Scania AB - Series B	10,252	248,562
Securitas AB, B Shares (a)	8,899	116,812
Securitas Direct AB, B Shares *	7,699	22,471
Securitas Systems AB, B Shares	7,699	28,297
Skandinaviska Enskilda Banken AB - Series A	13,667	442,165
Skanska AB, Series B	11,059	218,174
SKF AB, B Shares (a)	12,252	256,846
SSAB Svenskt Stal AB, Series A	5,622	207,065
SSAB Svenskt Stal AB, Series B	2,192	74,471
Svenska Cellulosa AB, ADR	16,076	298,531
Svenska Handelsbanken AB - Series A	15,039	464,489
Swedish Match AB	8,653	179,060
Tele2 AB - Series B	9,008	193,709
Teliasonera AB	66,043	594,086
Trelleborg AB, Series B	2,354	55,256
Volvo AB - Series A *	14,290	247,159
Volvo AB - Series B	31,320	542,919
Wihlborgs Fastigheter AB	640	11,811

		10,820,958
Switzerland - 5.00%
ABB, Ltd.	61,730	1,621,315
Adecco SA	4,055	239,163
Ciba Specialty Chemicals AG (a)	2,005	101,938
Clariant AG *	7,021	86,067
Compagnie Financiere
Richemont AG, Series A	15,469	1,022,344
Credit Suisse Group AG	32,481	2,150,838
Geberit AG, ADR	1,210	157,864
Givaudan AG	172	158,540
Holcim, Ltd.	5,928	653,052
Kudelski SA	1,029	29,018
Kuehne & Nagel International AG (a)	1,500	147,257
Kuoni Reisen Holding AG, Series B	95	44,760
Logitech International SA * (a)	4,819	143,082
Lonza Group AG	1,416	154,052
Nestle SA	11,931	5,345,366
Nobel Biocare Holding AG, Series BR	726	196,061
Novartis AG	69,033	3,799,521
Phonak Holding AG (a)	1,314	131,473
PSP Swiss Property AG * (a)	1,343	71,099
Rieter Holding AG	142	76,635
Roche Holdings AG	20,909	3,781,120
Schindler Holding AG	1,488	93,689
Societe Generale de Surveillance Holdings AG	126	143,556
Straumann Holding AG	197	55,184
Sulzer AG	104	148,781
Swatch Group AG - BR shares (a)	994	325,273
Swatch Group AG	1,486	94,900
Swiss Life Holding *	1,036	268,019
Swiss Re	10,745	954,518
Swisscom AG	694	263,219

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
Syngenta AG *	3,178	$683,324
Synthes AG (a)	1,827	203,930
UBS AG	59,474	3,189,337
Unaxis Holding AG *	178	65,148
Zurich Financial Services AG	4,296	1,285,285

		27,884,728
Taiwan - 1.77%
Acer Sertek, Inc.	61,915	109,089
Advanced Semiconductor Engineering, Inc.	101,018	110,815
Advantech Company, Ltd.	6,300	18,667
Asia Cement Corp.	43,200	75,320
Asia Optical Company, Inc.	4,039	13,985
Asustek Computer, Inc.	72,432	220,392
AU Optronics Corp.	166,245	286,796
BenQ Corp. *	51,000	26,020
Catcher Technology Company, Ltd.	10,400	75,686
Cathay Financial Holdings Company, Ltd.	147,000	347,737
Cathay Real Estate Development
Company, Ltd.	22,000	10,887
Chang Hwa Commercial Bank, Ltd.	99,000	65,221
Cheng Shin Rubber Industry Company, Ltd.	16,050	36,393
Cheng Uei Precision Industry Company, Ltd.	6,300	17,837
Chi Mei Optoelectronics Corp.	97,760	113,532
China Airlines, Ltd.	30,895	12,591
China Development Financial Holdings Corp.	239,990	96,702
China Motor Company, Ltd.	13,065	11,970
China Steel Corp.	230,720	336,518
Chinatrust Finance Holding Company, Ltd. *	184,000	135,033
Chunghwa Picture Tubes, Ltd. *	164,000	46,735
Chunghwa Telecom Company, Ltd.	143,000	267,290
CMC Magnetics Corp. *	65,000	29,079
Compal Communications, Inc.	5,250	13,320
Compal Electronics, Inc.	89,445	101,134
Compeq Manufactuing Company, Ltd.	23,000	11,135
Delta Electronics, Inc.	39,900	154,661
D-Link Corp.	16,320	40,506
E.Sun Financial Holding Company, Ltd. *	79,000	42,605
Epistar Corp.	9,172	44,687
Eternal Chemical Company, Ltd.	12,320	17,026
EVA Airways Corp. *	30,000	10,985
Evergreen Marine Corp.	25,000	21,641
Far Eastern Textile, Ltd.	69,010	92,725
First Financial Holding Company, Ltd.	117,300	83,927
Formosa Chemicals & Fibre Corp.	75,000	191,895
Formosa Petrochemical Corp.	51,000	153,148
Formosa Plastic Corp.	108,000	304,458
Formosa Taffeta Company, Ltd.	18,000	20,463
Foxconn Technology Company, Ltd.	10,350	119,881
Fubon Group Company, Ltd.	96,000	81,924
Fuhwa Financial Holdings Company, Ltd. *	150,130	92,006
Gigabyte Technology Company, Ltd.	14,000	11,561
HannStar Display Corp. *	118,000	33,988

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
High Tech Computer Corp.	10,400	$152,487
Hon Hai Precision Industry Company, Ltd.	131,424	990,664
Hua Nan Financial Holdings Company, Ltd.	88,000	62,019
InnoLux Display Corp.	43,673	187,352
Inotera Memories, Inc.	77,380	78,127
Inventec Appliances Corp.	5,250	10,408
Inventec Company, Ltd.	35,700	22,316
Kinpo Electronics, Inc.	25,500	10,236
Largan Precision Company, Ltd.	3,060	33,286
Lite-On Technology Corp.	45,811	71,591
Macronix International Company, Ltd.	68,177	42,199
MediaTek, Inc.	22,050	397,285
Mega Financial Holding Company, Ltd.	228,000	143,919
Micro-Star International Company, Ltd.	18,016	18,218
Mitac International	24,822	34,607
Mosel Vitelic, Inc.	23,690	32,085
Nan Ya Plastics Corp.	134,000	349,012
Nan Ya Printed Circuit Board Corp.	5,000	30,182
Nanya Technology Corp.	54,587	36,798
Novatek Microelectronics Corp., Ltd.	11,219	48,816
Oriental Union Chemical Corp.	12,240	15,152
Phoenix Precision Technology Corp.	14,069	16,317
Polaris Securities Company, Ltd. *	54,118	29,186
Pou Chen Corp.	52,013	51,957
Powerchip Semiconductor Corp.	177,963	88,341
Powertech Technology, Inc.	10,350	41,704
President Chain Store Corp.	11,000	30,909
ProMOS Technologies, Inc.	146,000	44,737
Quanta Computer, Inc.	47,940	75,358
Realtek Semiconductor Corp.	10,500	47,618
Ritek Corp. *	53,000	18,676
Shin Kong Financial Holding Company, Ltd.	77,182	71,660
Siliconware Precision Industries Company	63,223	142,390
SinoPac Holdings Company, Ltd.	138,000	64,275
Synnex Technology International Corp.	17,850	50,047
Taishin Financial Holdings Company, Ltd. *	119,000	60,166
Taiwan Cellular Corp.	68,000	92,514
Taiwan Cement Corp.	74,740	122,296
Taiwan Fertilizer Company, Ltd.	17,000	41,048
Taiwan Glass Industrial Corp.	17,536	19,129
Taiwan Secom Company, Ltd.	6,000	9,928
Taiwan Semiconductor
Manufacturing Company, Ltd.	539,684	1,051,751
Tatung Company, Ltd. *	96,000	50,008
Teco Electric & Machinery Company, Ltd.	40,000	23,594
Tripod Technology Corp.	9,120	37,167
U-Ming Marine Transport Corp.	10,000	32,787
Unimicron Technology Corp.	20,400	37,318
Uni-President Enterprises Corp.	68,900	105,562
United Microelectronics Corp.	322,788	229,431
Via Technologies, Inc. *	23,000	15,505
Walsin Lihwa Corp.	74,000	36,734

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Wan Hai Lines, Ltd.	25,000	$19,228
Waterland Financial Holding Company	36,720	11,814
Winbond Electronics Corp.	81,000	26,061
Wintek Corp.	21,000	28,056
Wistron Corp.	26,497	47,903
Yageo Corp.	56,000	23,337
Yang Ming Marine Transport Corp.	28,223	22,701
Yieh Phui Enterprise Company, Ltd.	23,690	11,106
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	28,280	13,172
Yulon Motor Company, Ltd.	17,253	19,349
Zyxel Communications Corp.	9,180	16,484

		9,852,054
Thailand - 0.19%
Advanced Info Service PCL (a)	24,700	63,416
Airports of Thailand PCL (a)	12,200	22,069
Aromatics Thailand PCL	6,800	15,078
Bangkok Bank PCL, Foreign Shares	23,100	77,505
Bangkok Bank PCL	9,700	32,546
Bangkok Expressway PCL	7,000	5,085
Banpu PCL, Reg.	4,100	41,867
BEC World PCL	25,900	17,531
C.P. Seven Eleven PCL	45,095	14,867
Charoen Pokphand Foods PCL	66,100	10,125
Electricity Generating PCL, Foreign Shares	3,900	13,427
Hana Microelectronics PCL	16,000	11,484
IRPC PCL	214,900	43,262
Kasikornbank PCL - Foreign Shares	32,500	78,228
Kasikornbank PCL	10,100	24,311
Krung Thai Bank PCL	79,500	25,282
Land & Houses PCL, Foreign Shares (a)	58,600	14,874
Land & Houses PCL	42,600	10,813
National Finance PCL	13,200	6,046
Precious Shipping PCL	12,200	13,348
PTT Chemical PCL	7,797	29,345
PTT Exploration & Production PCL	28,300	108,989
PTT PCL, Foreign Shares	20,600	201,943
Ratchaburi Electricity Generating Holding PCL	8,400	11,580
Siam Cement PCL, Foreign Shares	8,400	63,720
Siam Cement PCL	3,700	28,067
Siam City Cement PCL	1,800	14,705
Siam Commercial Bank PCL (a)	22,500	52,845
Siam Makro PCL	1,700	4,613
Thai Airways International PCL	14,500	17,768
True Corp. PCL *	48,000	9,383

		1,084,122
Turkey - 0.31%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	1,139	8,894
Akbank AS	27,982	212,729
Akcansa Cimento AS	1,278	9,769

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Turkey (continued)
Aksigorta AS	3,270	$22,563
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,969	72,561
Arcelik AS	2,672	21,638
Aygaz AS	2,557	10,882
Cimsa Cimento Sanayi ve Ticaret AS	892	7,666
Dogan Sirketler Grubu Holdings AS *	16,382	35,738
Dogan Yayin Holding AS *	6,662	28,351
Eregli Demir ve Celik Fabrikalari TAS	13,052	121,876
Ford Otomotiv Sanayi AS	1,875	19,832
HACI Omer Sabanci Holdings, AS	13,936	89,248
Hurriyet Gazetecilik AS *	5,011	15,818
Is Gayrimenkul Yatirim Ortakligi AS *	5,410	9,254
KOC Holdings AS *	10,851	56,938
Migros Turk TAS	3,013	52,285
Petkim Petrokimya Holding AS *	2,188	17,900
Tofas Turk Otomobil Fabrik AS	3,340	16,698
Trakya Cam Sanayi AS	2,662	9,943
Tupras Turkiye Petrol Rafine AS	3,873	102,414
Turk Hava Yollari AS *	2,218	17,229
Turk Sise ve Cam Fabrikalari AS	3,960	19,634
Turkcell Iletisim Hizmetleri AS	16,994	143,238
Turkiye Garanti Bankasi AS	32,389	247,571
Turkiye Is Bankasi AS	29,785	179,672
Turkiye Vakiflar Bankasi Tao	29,858	101,653
Ulker Gida Sanayi ve Ticaret AS	1,884	8,407
Vestel Elektronik Sanayi ve Tracaret AS *	2,061	5,688
Yapi ve Kredi Bankasi AS *	19,550	62,358

		1,728,447
United Kingdom - 16.38%
3i Group PLC	12,095	245,835
Aegis Group PLC	19,444	49,549
Aggreko PLC	7,664	90,308
AMEC PLC	10,983	165,913
Amvescap PLC	21,658	292,072
Anglo American PLC	39,378	2,640,340
ARM Holdings PLC	36,227	113,735
Arriva PLC	5,685	89,531
AstraZeneca Group PLC	43,404	2,167,010
Astro All Asia Networks PLC, GDR	12,500	12,986
Aviva PLC	74,447	1,117,037
BAE Systems PLC	96,922	975,106
Barclays PLC	190,529	2,313,051
Barratt Developments PLC	9,112	138,950
BBA Aviation PLC	11,824	55,080
Bellway PLC	3,236	68,016
Berkeley Group Holdings PLC *	2,430	71,039
BG Group PLC	99,758	1,720,523
BHP Billiton PLC	66,982	2,389,673
BICC PLC	13,870	134,170
Biffa PLC	9,468	42,754
Bovis Homes Group PLC	2,679	35,718

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
BP PLC	556,718	$6,440,855
Britannic Group PLC	18,873	262,595
British Airways PLC *	17,780	138,917
British American Tobacco PLC	45,229	1,615,450
British Energy Group PLC	30,330	330,493
British Land Company PLC	15,160	362,217
British Sky Broadcasting Group PLC	34,661	491,098
Brixton PLC	7,322	54,073
BT Group PLC	237,164	1,484,327
Bunzl PLC	10,020	143,093
Burberry Group PLC	11,807	158,142
Cadbury Schweppes PLC	61,182	707,211
Capita Group PLC	18,345	270,762
Carnival PLC	5,054	240,480
Carphone Warehouse	11,366	80,752
Cattles PLC	9,836	69,982
Centrica PLC	105,943	821,806
Charter PLC *	4,751	114,581
Close Brothers Group PLC	2,918	48,364
Cobham PLC	32,858	129,953
Compass Group PLC	58,193	358,278
Cookson Group PLC	5,853	91,043
CSR PLC *	2,427	31,839
Daily Mail and General Trust PLC	8,321	106,871
Davis Service Group PLC	5,279	57,631
De La Rue PLC	4,732	70,422
Diageo PLC	77,121	1,688,571
Dixons Group PLC	55,960	154,012
Electrocomponents PLC	12,926	67,131
EMAP PLC	6,007	107,644
Enterprise Inns PLC	15,585	188,092
FirstGroup PLC	12,646	177,500
FKI PLC	21,176	39,285
Friends Provident Ethical Investment
Trust PLC	46,214	162,048
Galiform PLC *	18,547	41,592
GKN PLC	22,652	163,475
GlaxoSmithKline PLC	166,231	4,395,359
Grafton Group PLC *	517	5,763
Great Portland Estates PLC	5,069	61,745
Group 4 Securicor PLC	33,367	137,408
Hammerson PLC	8,779	209,756
Hays PLC	46,107	125,015
HBOS PLC	108,687	2,026,300
Home Retail Group	24,594	186,891
HSBC Holdings PLC	340,693	6,282,235
ICAP PLC	15,278	164,142
IMI PLC	11,033	120,222
Imperial Chemical Industries PLC	35,336	469,686
Imperial Tobacco Group PLC	19,680	899,103
Inchcape PLC	13,608	116,794
Intercontinental Hotels Group PLC	8,732	172,763

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
International Personal Finance PLC	7,595	$30,503
International Power PLC	43,772	402,676
Intertek Group PLC	5,326	102,824
Invensys PLC *	23,699	149,894
Investec PLC	10,649	111,153
ITV PLC	106,881	223,558
J Sainsbury PLC	45,528	536,010
Johnson Matthey PLC	5,978	203,158
Kelda Group PLC	7,781	136,737
Kesa Electricals PLC	15,212	85,360
Kingfisher PLC	66,609	242,797
Ladbrokes PLC	20,106	176,970
Land Securities Group PLC	13,641	467,751
Legal & General Group PLC	197,087	536,793
Liberty International PLC	7,346	170,875
Lloyds TSB Group PLC	165,101	1,825,962
Logicacmg PLC	41,317	127,399
London Stock Exchange Group PLC	4,090	136,995
Man Group PLC	51,528	581,438
Marks & Spencer Group PLC	49,154	616,779
Meggitt PLC	17,825	115,285
Michael Page International PLC	9,614	80,848
Misys PLC	17,374	78,277
Mondi PLC	10,929	103,604
Mondi, Ltd.	4,371	43,485
National Express Group PLC	4,498	113,431
National Grid PLC, ADR	79,057	1,263,569
Next Group PLC	6,711	268,702
Old Mutual PLC	151,076	493,709
Pearson PLC	23,570	363,986
Persimmon PLC	8,103	159,245
Premier Farnell PLC	7,074	22,822
Provident Financial PLC	3,797	69,202
Prudential PLC	71,487	1,095,215
Punch Taverns PLC	7,917	159,140
Rank Group PLC	13,037	42,990
Reckitt Benckiser PLC	17,667	1,034,403
Reed Elsevier PLC	36,717	462,592
Rentokil Initial PLC	56,546	192,398
Reuters Group PLC	38,142	499,985
Rexam PLC	18,218	204,828
Rio Tinto PLC	29,045	2,503,507
Rolls-Royce Group PLC *	53,681	571,807
Royal Bank of Scotland Group PLC	275,817	2,952,043
Royal Dutch Shell PLC, A Shares	106,699	4,387,414
Royal Dutch Shell PLC, B Shares	80,449	3,299,826
SABMiller PLC	26,017	738,310
Schroders PLC	3,006	84,986
Scottish & Newcastle PLC	22,315	278,186
Scottish & Southern Energy PLC	24,803	764,031
Segro PLC, REIT	13,093	133,326
Serco Group PLC	13,241	112,024

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Severn Trent PLC	6,312	$181,438
Signet Group PLC	54,625	93,265
Smith & Nephew PLC	27,399	333,745
Smiths Group PLC	11,063	241,098
SSL International PLC	6,081	52,687
Stagecoach Group PLC	17,095	79,198
Standard Life PLC	60,132	353,666
Tate & Lyle PLC	13,424	110,151
Taylor Woodrow PLC	32,947	185,214
Tesco PLC	229,977	2,059,390
The Sage Group PLC	34,456	175,082
Thomas Cook Group PLC *	12,688	72,038
Tomkins PLC	27,175	125,897
Travis Perkins PLC	3,215	101,198
Trinity Mirror PLC	9,801	82,321
TUI Travel PLC *	14,401	73,984
Tullett Prebon PLC	6,531	57,452
Unilever PLC	38,025	1,197,678
United Business Media PLC	6,257	88,334
United Utilities PLC	25,263	360,517
Vodafone Group PLC (a)	1,542,034	5,548,570
Whitbread PLC	5,742	189,870
William Hill PLC	11,292	148,136
Wolseley PLC	19,924	335,708
WPP Group PLC	33,796	456,106
Xstrata PLC	17,849	1,180,422
Yell Group PLC	24,052	210,354

		91,424,490
United States - 0.00%
Southern Copper Corp.	154	19,070

TOTAL COMMON STOCKS (Cost $382,318,148)		$540,617,918

PREFERRED STOCKS - 1.23%
Brazil - 0.93%
Aracruz Celulose SA	8,100	59,230
Banco Bradesco SA	18,600	542,416
Banco Itau Holding Financeira SA	15,522	778,211
Brasil Telecom Participacoes SA	4,700	70,321
Braskem SA, A Shares	1,300	12,215
Centrais Eletricas Brasileiras SA *	4,000	55,930
Cia de Bebidas das Americas, ADR	2,891	211,419
Cia de Bebidas das Americas	3,011	221,156
Cia de Gas de Sao Paulo, A Shares	60,000	14,363
Cia Energetica de Minas Gerais	4,500	95,484
Cia Energetica de Sao Paulo *	4,497	83,192
Cia Paranaense de Energia	2,900	46,230
Cia Vale do Rio Doce	36,900	1,047,976
Companhia de Tecidos de Norte de Minas SA	1,600	10,725
Duratex SA *	1,900	56,545
Eletropaulo Metropolitana de Sao Paulo SA	651,566	43,249
Gerdau SA	5,250	136,849

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)

Brazil (continued)
Gol Linhas Aereas Inteligentes SA	1,400	$33,850
Klabin SA	16,000	60,936
Lojas Americanas SA	8,000	79,217
NET Servicos de Comunicacao SA *	3,319	54,281
Petroleo Brasileiro SA	27,400	882,524
Sadia SA, ADR *	12,000	66,464
Tam SA	1,816	49,599
Tele Norte Leste Participacoes SA	5,000	112,894
Telemig Celular Participacoes SA	516	15,071
Telesp Celular Participacoes SA	12,700	61,358
Tim Participacoes SA	16,751	68,171
Usinas Siderurgicas de Minas Gerais SA,
Series A	2,300	160,174
Votorantim Celulose e Papel SA *	2,000	57,127

		5,187,177
Germany - 0.19%
Porsche AG	255	540,115
RWE AG	1,069	119,996
Volkswagen AG	3,082	422,862

		1,082,973
Italy - 0.02%
Unipol SpA	27,652	86,494

Japan - 0.00%
ITO EN, Ltd.	512	10,171

Russia - 0.03%
Surgutneftegaz SADR	2,141	149,442

South Korea - 0.06%
Hyundai Motor Company	1,000	40,103
LG Electronics, Inc.	470	23,265
Samsung Electronics Company, Ltd.	610	283,953

		347,321

TOTAL PREFERRED STOCKS (Cost $3,661,524)		$6,863,578

WARRANTS - 0.00%

Hong Kong - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date: 08/27/2008, Strike
Price: HKD 12.50) *	9,257	6,243

Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 10/07/2009, Strike
Price: IDR 400.00) *	33,314	1,038

TOTAL WARRANTS (Cost $317)		$7,281

RIGHTS - 0.04%

Australia - 0.01%
Newcrest Mining, Ltd. (Expiration Date:
10/04/2007, Strike Price: AUD 17.40) *	3,350	31,441

International Equity Index Trust B (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)

Austria - 0.00%
Raiffeisen International Bank Holding AG
(Expiration Date: 10/03/2007, Strike Price:
EUR 104.00) *	1,099	$0
Wienerberger AG (Expiration Date:
10/11/2007, Strike Price EUR 45.00) *	2,169	0

Belgium - 0.03%
Fortis (Expiration Date: 10/09/2007, Strike
Price: EUR 15.00) *	37,407	197,849
Omega Pharma SA (Expiration Date:
10/03/2007, Strike Price: EUR 10.25) *	565	0

		197,849

Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	6,534	4,131

Malaysia - 0.00%
Malaysian Airline System BHD (Expiration
Date: 10/31/2007, Strike Price: MYR 2.70)	2,300	1,080

Thailand - 0.00% *
True Corp. PCL (Expiration Date: 03/31/2008,
Strike Price THB 0.5004) *	23,152	0

TOTAL RIGHTS (Cost $0)		$234,501

SHORT TERM INVESTMENTS - 25.41%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class	$4,734,625	$4,734,625
Federated Prime Obligations Fund	26,698	26,698
John Hancock Cash Investment Trust (c)	137,010,797	137,010,797

TOTAL SHORT TERM INVESTMENTS
(Cost $141,772,120)		$141,772,120

Total Investments (International Equity Index Trust B)
(Cost $527,752,109) - 123.57%		$689,495,398
Liabilities in Excess of Other Assets - (23.57)%		(131,504,609)

TOTAL NET ASSETS - 100.00%		$557,990,789

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Banking	13.09%
Telecommunications Equipment & Services	6.57%
International Oil	5.41%
Insurance	5.24%
Financial Services	4.33%

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 92.60%

Australia - 3.06%
CSL, Ltd.	120,988	$11,493,623
Macquarie Bank, Ltd. (a)	175,930	13,146,110
Macquarie Infrastructure Group, Ltd. (a)	1,665,149	4,599,627

		29,239,360
Austria - 0.89%
Erste Bank der Oesterreichischen
Sparkassen AG (a)	111,919	8,505,306

Bermuda - 1.29%
Esprit Holdings, Ltd.	779,500	12,390,932

Brazil - 8.06%
All America Latina Logistica SA	360,831	5,123,879
Gafisa SA	478,891	8,037,969
JHSF Participacoes SA *	818,700	4,351,849
Petroleo Brasileiro SA, ADR (a)	338,053	25,523,002
Redecard SA *	281,300	5,234,200
Unibanco - Uniao De Bancos
Brasileiros SA, ADR * (a)	219,137	28,827,472

		77,098,371
Canada - 3.45%
Potash Corp. of Saskatchewan, Inc.	153,431	16,217,657
Research In Motion, Ltd. *	170,614	16,814,009

		33,031,666
France - 11.19%
Accor SA	185,368	16,409,006
Alstom (a)	47,119	9,551,302
Cie Generale de Geophysique-Veritas * (a)	30,242	9,853,006
Electricite de France (a)	186,302	19,641,157
JC Decaux SA (a)	409,712	14,347,673
Pinault-Printemps-Redoute SA (a)	74,530	13,981,250
Veolia Environnement SA	270,786	23,250,357

		107,033,751
Germany - 7.44%
Continental AG	242,482	33,434,904
DaimlerChrysler AG	282,803	28,403,581
GEA Group AG *	138,716	4,865,574
MTU Aero Engines Holding AG (a)	74,038	4,494,909

		71,198,968
Hong Kong - 8.04%
China Merchants Holdings International
Company, Ltd.	1,722,000	10,727,522
China Mobile, Ltd.	1,774,000	29,044,348
CNOOC, Ltd.	8,610,500	14,496,295
Melco PBL Entertainment Macau, Ltd., ADR * (a)	670,524	11,063,646
Shangri-La Asia, Ltd.	3,443,222	11,611,470

		76,943,281
India - 1.46%
ICICI Bank, Ltd., SADR (a)	264,969	13,969,166

Japan - 8.18%
Daikin Industries, Ltd.	198,775	9,560,147
Fujitsu, Ltd. (a)	652,000	4,604,488

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Marubeni Corp. (a)	1,731,000	$15,867,751
Mitsui Trust Holdings, Inc. (a)	1,197,000	9,327,814
Nintendo Company, Ltd. (a)	41,300	21,479,736
Toyota Motor Corp. (a)	137,665	8,117,661
Yamada Denki Company, Ltd. (a)	93,872	9,282,698

		78,240,295
Mexico - 3.23%
America Movil SA de CV, Series L, ADR	205,898	13,177,472
Grupo Televisa SA, SADR *	735,321	17,772,709

		30,950,181
Netherlands - 2.57%
ArcelorMittal (a)	135,182	10,646,053
Heineken NV (a)	213,747	13,985,726

		24,631,779
Singapore - 1.81%
Capitaland, Ltd. * (a)	3,157,413	17,336,735
South Africa - 0.46%
MTN Group, Ltd.	286,949	4,356,619

South Korea - 1.35%
Samsung Electronics Company, Ltd.	20,610	12,949,516

Switzerland - 13.72%
ABB, Ltd.	742,847	19,510,592
Actelion Ltd *	198,353	10,959,668
Holcim, Ltd. (a)	281,359	30,995,646
Julius Baer Holding AG	206,728	15,415,833
Kuehne & Nagel International AG (a)	47,401	4,653,407
Lonza Group AG (a)	155,752	16,944,793
Nestle SA	42,796	19,173,605
Roche Holdings AG	75,491	13,651,561

		131,305,105
United Kingdom - 11.83%
Amdocs, Ltd. *	126,028	4,686,981
British Sky Broadcasting Group PLC	1,952,150	27,659,249
Johnson Matthey PLC	134,655	4,576,152
Man Group PLC	1,246,763	14,068,375
Reckitt Benckiser PLC	195,930	11,471,700
Rio Tinto PLC	155,341	13,389,473
Tesco PLC	4,172,722	37,365,742

		113,217,672
United States - 4.57%
Las Vegas Sands Corp. * (a)	156,424	20,870,090
Schlumberger, Ltd.	217,421	22,829,205

		43,699,295

TOTAL COMMON STOCKS (Cost $723,464,379)		$886,097,998

SHORT TERM INVESTMENTS - 28.23%
John Hancock Cash Investment Trust (c)	$246,740,237	$246,740,237

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 11/01/2007 to
02/07/2008	$23,593,000	$23,392,718

TOTAL SHORT TERM INVESTMENTS
(Cost $270,132,955)		$270,132,955

REPURCHASE AGREEMENTS - 5.90%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$56,495,296 on 10/01/2007,
collateralized by $54,995,000
Federal Home Loan Bank, 5.50%
due 08/13/2014 (valued at
$57,607,263, including interest)	$56,476,000	$56,476,000

TOTAL REPURCHASE AGREEMENTS
(Cost $56,476,000)		$56,476,000

Total Investments (International Opportunities Trust)
(Cost $1,050,073,334) - 126.73%		$1,212,706,953
Liabilities in Excess of Other Assets - (26.73)%		(255,787,500)

TOTAL NET ASSETS - 100.00%		$956,919,453

The portfolio had the following five top industry concentrations as of
September 30, 2007 (as a percentage of total net assets):

Banking	8.35%
Cellular Communications	4.87%
Broadcasting	4.75%
Retail Grocery	3.90%
Automobiles	3.82%

International Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.31%

Australia - 4.86%
Billabong International, Ltd.	410,076	$5,438,650
Downer EDI, Ltd.	2,234,211	12,382,647
Iluka Resources, Ltd.	907,025	4,432,750
PaperlinX, Ltd.	3,503,799	9,430,347

		31,684,394
Belgium - 0.97%
Barco NV	73,355	6,300,528

Bermuda - 5.65%
Bio-Treat Technology, Ltd.	9,066,000	5,558,216
Giordano International, Ltd.	8,686,017	4,192,498
Ngai Lik Industrial Holdings, Ltd.	20,564,201	1,561,654
People's Food Holdings, Ltd.	12,229,370	11,781,984
Texwinca Holdings, Ltd.	11,845,324	9,833,940

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Bermuda (continued)
Yue Yuen Industrial Holdings, Ltd.	1,292,553	$3,868,051

		36,796,343
Brazil - 0.83%
Companhia de Saneamento de Minas Gerais	329,500	5,378,128

Canada - 9.38%
Abitibi-Consolidated, Inc. *	2,036,300	3,597,739
ATS Automation Tooling Systems, Inc. *	587,560	4,093,426
Dorel Industries, Inc., Class B	251,200	7,565,126
GSI Group, Inc. *	583,548	6,594,092
MDS, Inc.	451,384	9,737,732
Mega Brands, Inc. *	274,800	4,656,552
North West Company	355,104	7,101,010
Open Text Corp. *	359,702	9,373,954
Quebecor World, Inc. *	433,159	4,187,443
Saxon Energy Services, Inc. *	845,500	4,243,839

		61,150,913
Cayman Islands - 0.77%
Chitaly Holdings, Ltd.	6,728,000	1,654,018
TCL Communication Technology
Holdings, Ltd. *	93,375,008	3,365,190

		5,019,208
China - 3.14%
BYD Company, Ltd., H Shares	932,246	6,959,522
Sinotrans, Ltd.	22,156,000	13,517,320

		20,476,842
Denmark - 0.59%
Vestas Wind Systems AS *	49,145	3,872,158

Finland - 3.29%
Amer Sports Oyj, Series A	481,640	11,127,928
Elcoteq SE, A Shares	326,330	2,199,245
Huhtamaki Oyj	536,834	8,144,095

		21,471,268
Germany - 1.97%
Jenoptik AG *	1,004,361	9,881,761
Vossloh AG	27,590	2,969,518

		12,851,279
Hong Kong - 4.40%
AAC Acoustic Technology Holdings, Inc. *	4,004,000	4,942,351
Dah Sing Financial Group	628,929	4,848,968
Fountain Set Holdings, Ltd.	16,101,998	5,885,983
Lerado Group Holding Company, Ltd.	13,967,612	1,150,597
Travelsky Technology, Ltd.	3,598,604	3,858,335
Weiqiao Textile Company, Ltd.	4,243,746	7,974,861

		28,661,095
Indonesia - 0.74%
Astra International Tbk PT	2,284,706	4,809,250

Japan - 4.69%
Descente, Ltd.	618,000	3,101,287
Meitec Corp. (a)	164,466	4,820,407

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nichii Gakkan Company, Ltd. (a)	508,900	$8,772,307
Sohgo Security Services Company, Ltd.	452,386	7,341,731
Takuma Company, Ltd. (a)	1,140,000	6,533,832

		30,569,564
Luxembourg - 0.42%
Thiel Logistik AG *	816,376	2,762,521

Netherlands - 4.96%
Draka Holding NV	59,716	2,657,501
Imtech NV	41,469	3,397,310
OPG Groep NV	380,316	12,328,716
SBM Offshore NV	111,178	4,358,068
Vedior NV	435,600	9,556,353

		32,297,948
Norway - 0.29%
Tomra Systems ASA	260,000	1,873,510

Philippines - 0.06%
First Gen Corp.	260,000	365,266

Singapore - 2.41%
Cerebos Pacific, Ltd.	317,209	859,112
Huan Hsin Holdings, Ltd.	2,450,627	891,558
Osim International, Ltd. (a)	5,422,237	2,191,836
Venture Corp., Ltd.	1,057,000	11,749,983

		15,692,489
South Korea - 9.65%
Daeduck Electronics Company, Ltd.	513,650	4,001,884
Daegu Bank	478,410	8,860,897
Halla Climate Control Company, Ltd.	788,730	8,092,853
Intops Company, Ltd.	115,269	3,451,205
People & Telecommunication, Inc.	298,619	3,883,042
Pusan Bank	880,760	16,168,681
Sindo Ricoh Company, Ltd.	87,910	7,684,861
Youngone Corp.	1,035,230	10,746,528

		62,889,951
Sweden - 2.35%
D. Carnegie & Company AB	508,575	10,641,945
Securitas Systems AB, B Shares	1,272,740	4,677,818

		15,319,763
Switzerland - 1.35%
Verwaltungs & Privat Bank AG	36,437	8,802,188

Taiwan - 12.37%
Acbel Polytech, Inc.	6,720,326	4,365,586
BenQ Corp. *	5,171,000	2,638,185
D-Link Corp.	8,932,466	22,170,361
Fu Sheng Industrial Company, Ltd.	5,464,600	5,793,631
Giant Manufacturing Company, Ltd.	985,000	2,559,461
KYE System Corp.	4,751,907	9,580,986
Pihsiang Machinery Manufacturing Company,
Ltd.	3,527,000	8,094,754
Simplo Technology Company, Ltd.	1,588,200	9,514,114
Ta Chong Bank, Ltd. *	21,834,000	8,162,243

International Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Taiwan (continued)
Taiwan Fu Hsing Industrial Company, Ltd.	2,863,310	$2,197,822
Test-Rite International Company, Ltd.	8,205,171	5,569,007

		80,646,150
Thailand - 4.15%
Bank of Ayudhya PCL, NVDR	11,406,200	9,567,564
Glow Energy PCL	9,359,024	9,556,990
Total Access Communication PCL *	5,923,205	7,937,095

		27,061,649
United Kingdom - 12.68%
Bodycote International PLC	1,422,292	7,190,893
Burberry Group PLC	505,201	6,766,623
Fiberweb PLC	2,392,150	2,877,285
FKI PLC	5,400,490	10,018,829
Future PLC	7,431,290	6,628,033
Game Group PLC	6,699,845	26,224,570
John Wood Group PLC	885,875	7,156,227
Yule Catto & Company PLC	3,401,672	15,794,039

		82,656,499
United States - 1.34%
Steiner Leisure, Ltd. *	201,314	8,737,028

TOTAL COMMON STOCKS (Cost $453,738,763)		$608,145,932

SHORT TERM INVESTMENTS - 3.64%
John Hancock Cash Investment Trust (c)	$4,820,363	$4,820,363
Paribas Corp. Time Deposit
5.15% due 10/01/2007	18,910,000	18,910,000

TOTAL SHORT TERM INVESTMENTS
(Cost $23,730,363)		$23,730,363

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$94,032 on 10/01/2007,
collateralized by $100,000 Federal
Home Loan Bank, 5.375% due
03/09/2009 (valued at $100,250,
including interest)	$94,000	$94,000

TOTAL REPURCHASE AGREEMENTS
(Cost $94,000)		$94,000

Total Investments (International Small Cap Trust)
(Cost $477,563,126) - 96.97%		$631,970,295
Other Assets in Excess of Liabilities - 3.03%		19,759,797

TOTAL NET ASSETS - 100.00%		$651,730,092

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

The portfolio had the following five top industry concentrations as of
September 30, 2007 (as a percentage of total net assets):
Apparel & Textiles	8.07%
Banking	7.91%
Computers & Business Equipment	6.47%
Software	5.04%
Electronics	4.28%

International Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.25%

Australia - 7.63%
ABB Grain, Ltd.	24,114	$165,457
Adelaide Bank, Ltd. (a)	18,448	230,784
Adelaide Brighton, Ltd. (a)	109,968	384,573
AED Oil, Ltd. * (a)	2,649	20,756
Aevum, Ltd.	12,156	31,641
Alesco Corp., Ltd. (a)	18,175	208,859
Allegiance Mining NL * (a)	100,467	66,711
Amadeus Energy, Ltd. * (a)	46,414	34,518
Amalgamated Holdings, Ltd. (a)	8,116	47,281
Ansell, Ltd.	23,799	263,380
APA Group (a)	70,922	234,838
Aquila Resources, Ltd. * (a)	15,222	70,349
ARB Corp., Ltd.	16,596	60,977
ARC Energy, Ltd. *	36,597	46,658
Arrow Energy NL * (a)	50,000	110,669
Ausdrill, Ltd.	40,234	83,353
Austal, Ltd.	38,731	116,245
Austar United Communications, Ltd. *	94,934	142,885
Austereo Group, Ltd. (a)	66,947	148,179
Australian Agricultural Company, Ltd. (a)	56,610	144,345
Australian Infrastructure Fund (a)	61,293	171,480
Australian Worldwide Exploration, Ltd. *	75,123	229,460
AVJennings, Ltd. *	46,839	52,665
Babcock & Brown Environmental
Investments, Ltd. *	19,027	8,002
Bank of Queensland, Ltd. (a)	16,419	249,738
Beach Petroleum, Ltd. (a)	119,346	157,438
Bendigo Mining, Ltd. * (a)	69,546	18,472
Biota Holdings, Ltd. *	24,576	36,228
Blackmores, Ltd. (a)	1,071	20,583
Bolnisi Gold NL * (a)	54,549	139,089
Boom Logistics, Ltd. (a)	25,797	68,975
Bradken, Ltd.	11,400	107,188
Brickworks, Ltd.	600	7,384
Cabcharge Australia, Ltd.	18,829	167,036
Campbell Brothers, Ltd.	10,341	269,169
Candle Australia, Ltd.	16,597	48,195
Cardno, Ltd.	2,312	16,273
CBH Resources, Ltd. * (a)	158,056	74,165
Cellestis, Ltd. *	15,855	41,831
Centamin Egypt, Ltd. *	19,601	22,907

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Chandler Macleod, Ltd. (a)	22,213	$16,716
Citigold Corp., Ltd. * (a)	163,943	62,413
City Pacific, Ltd. (a)	14,564	55,058
Clinuvel Pharmaceuticals, Ltd. *	69,980	27,571
Coates Hire, Ltd. (a)	23,369	125,173
Commander Communications, Ltd. (a)	51,265	27,006
Compass Resources NL * (a)	15,577	54,337
ConnectEast Group * (a)	186,346	270,569
Consolidated Rutile, Ltd.	71,020	37,412
Corporate Express Australia, Ltd. (a)	17,731	110,829
Count Financial, Ltd. (a)	25,369	62,440
Crane Group, Ltd.	16,376	247,494
David Jones, Ltd. (a)	96,381	435,188
Devine, Ltd.	28,210	33,467
Downer EDI, Ltd. (a)	22,912	126,986
Duet Group	65,333	195,508
Eastern Star Gas, Ltd. *	75,775	34,215
Emitch, Ltd.	52,110	55,363
Energy Developments, Ltd. (a)	25,951	72,603
Energy World Corp., Ltd. *	59,284	48,026
Envestra, Ltd.	191,444	181,360
Equigold NL (a)	27,470	63,233
ERG, Ltd. * (a)	153,745	19,057
Felix Resources, Ltd.	11,202	56,928
FKP Property Group, Ltd. (a)	37,616	230,457
Fleetwood Corp., Ltd.	8,292	70,844
Flight Centre, Ltd.	5,565	106,915
Forest Enterprises Australia, Ltd.	103,275	53,032
Funtastic, Ltd.	29,541	37,270
Futuris Corp., Ltd.	114,983	216,834
Geodynamics, Ltd. *	40,992	59,519
Gindalbie Metals, Ltd. * (a)	113,603	170,480
GrainCorp., Ltd.	3,953	34,298
Grange Resources Corp., Ltd. *	7,033	17,559
GRD, Ltd.	27,036	57,447
Great Southern Plantations, Ltd. (a)	45,508	93,474
GUD Holdings, Ltd.	13,446	123,211
Gunns, Ltd.	111,172	274,609
GWA International, Ltd. (a)	40,169	139,054
Hastie Group, Ltd.	13,800	51,924
Healthscope, Ltd. (a)	27,410	139,780
Herald Resources, Ltd. *	37,212	41,182
Heron Resources, Ltd. *	57,417	59,476
Hills Industries, Ltd. (a)	40,205	208,231
Home Building Society, Ltd.	3,294	47,682
Housewares International, Ltd. *	26,318	56,854
HPAL, Ltd. (a)	9,400	20,972
IBA Health, Ltd. (a)	86,371	71,498
IBT Education, Ltd.	26,000	45,923
Iluka Resources, Ltd. (a)	16,883	82,509
Independence Group NL (a)	20,656	119,785
Indophil Resources NL *	85,202	76,188

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Infomedia, Ltd.	86,555	$45,596
Invocare, Ltd. (a)	25,259	146,925
IOOF Holdings, Ltd. (a)	13,914	121,956
Iress Market Technology, Ltd. (a)	19,452	134,330
IWL, Ltd. (a)	11,971	67,619
JB Hi-Fi, Ltd.	21,677	276,553
Jubilee Mines NL (a)	15,147	232,804
Just Group, Ltd.	47,100	216,840
Kagara Zinc, Ltd.	9,345	51,296
Kingsgate Consolidated, Ltd. *	11,718	55,711
MacArthur Coal, Ltd. (a)	23,956	144,224
Macmahon Holdings, Ltd.	76,802	113,554
Macquarie Media Group, Ltd.	17,784	69,436
McGuigan Simeon Wines, Ltd. *	16,663	24,932
McPherson's, Ltd.	12,170	37,927
Metabolic Pharmaceuticals, Ltd. *	61,498	3,212
MFS Living & Leisure Group (a)	26,000	19,796
Mincor Resources NL (a)	57,399	215,977
Mineral Deposits, Ltd. * (a)	39,608	51,724
Monadelphous Group, Ltd. (a)	9,154	117,515
Mortgage Choice, Ltd. (a)	20,900	47,185
Mount Gibson Iron, Ltd. *	64,184	135,244
Murchison Metals, Ltd. *	10,553	47,276
MYOB, Ltd.	26,268	29,768
National Hire Group, Ltd.	32,653	54,783
New Hope Corp., Ltd. (a)	61,975	131,687
Nexus Energy, Ltd. *	27,809	36,069
Oakton, Ltd.	15,761	94,748
Pacific Brands, Ltd.	53,574	147,038
Pan Australian Resources, Ltd. * (a)	123,891	91,040
PaperlinX, Ltd. (a)	100,321	270,010
Peet & Company, Ltd. (a)	16,000	53,829
Peptech, Ltd. * (a)	37,842	41,377
Perilya, Ltd. (a)	44,573	157,456
Perseverance Corp., Ltd. * (a)	132,299	18,741
Petsec Energy, Ltd. * (a)	36,299	47,563
Pharmaxis, Ltd. * (a)	25,612	91,836
Photon Group, Ltd.	2,175	11,939
PMP, Ltd. (a)	46,636	62,347
Port Bouvard, Ltd. (a)	24,303	38,084
Primary Health Care, Ltd. (a)	18,987	204,750
Primelife Corp., Ltd. *	34,348	31,322
Programmed Maintenance Services, Ltd.	13,573	64,891
RCR Tomlinson, Ltd. (a)	26,425	60,594
Redflex Holdings, Ltd. *	8,100	20,797
Resolute Mining, Ltd. *	32,190	56,429
Resource Pacific Holdings, Ltd. *	22,287	48,540
Ridley Corp., Ltd. (a)	37,460	38,803
Riversdale Mining, Ltd. * (a)	12,525	55,223
Roc Oil Company, Ltd. * (a)	62,957	185,611
Rubicon Resources, Ltd. *	7,980	1,024
SAI Global, Ltd. (a)	16,847	48,774

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Sally Malay Mining, Ltd. (a)	47,417	$204,446
Select Harvests, Ltd.	8,203	52,799
ServCorp, Ltd.	14,294	64,162
Silex Systems, Ltd. * (a)	13,874	94,582
Sino Gold, Ltd. * (a)	12,685	84,455
Sino Strategic International, Ltd. *	11,948	12,694
Skilled Group, Ltd.	12,989	62,099
SMS Management & Technology, Ltd. (a)	17,762	110,079
Southern Cross Broadcasting Australia, Ltd. (a)	3,175	48,180
SP Telemedia, Ltd.	65,209	25,691
Specialty Fashion Group, Ltd.	51,249	73,051
Spotless Group, Ltd. (a)	34,816	133,778
St. Barbara, Ltd. * (a)	100,515	53,395
Straits Resources, Ltd. (a)	31,496	129,665
STW Communications Group, Ltd.	36,346	83,665
Sunland Group, Ltd.	71,238	255,436
Tassal Group, Ltd.	26,057	78,436
Ten Network Holdings, Ltd. (a)	71,632	172,501
Thakral Holdings Group	138,389	131,099
Timbercorp, Ltd. (a)	39,129	65,475
Transfield Services, Ltd. (a)	33,192	389,078
Troy Resources NL	9,700	27,911
UXC, Ltd.	12,714	27,015
Village Roadshow Company, Ltd. *	16,056	43,925
Vision Group Holdings, Ltd.	14,184	43,450
Wattyl, Ltd. (a)	13,026	37,480
Western Areas NL * (a)	30,734	138,229
WHK Group, Ltd. (a)	27,291	48,324

		16,908,500
Austria - 0.75%
Agrana Beteiligungs AG (a)	412	41,848
Andritz AG	4,336	298,691
Austrian Airlines AG *	4,748	47,930
BetandWin.com Interactive
Entertainment AG * (a)	2,806	66,626
BWT AG	1,062	64,641
Constantia Packaging AG (a)	1,282	87,856
Flughafen Wien AG	1,165	119,989
Intercell AG *	5,516	198,184
Lenzing AG	234	129,973
Mayr-Melnhof Karton AG	910	100,272
Palfinger AG (a)	3,704	161,940
RHI AG *	4,496	206,347
Schoeller-Bleckmann Oilfield Equipment AG	1,106	93,879
Wolford AG	866	42,110

		1,660,286
Belgium - 1.30%
Ackermans & Van Haaren NV	1,718	174,650
Banque Nationale de Belgique	28	134,758
Barco NV	2,370	203,561
Bekaert SA	2,800	374,257

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Belgium (continued)
CFE (CIE Francois D'enter)	43	$87,729
Compagnie Maritime Belge SA	1,318	97,444
Deceuninck NV (a)	2,341	59,080
Duvel Moortgat SA	903	55,194
Elia System Operator SA/NV (a)	1,897	76,599
Euronav NV	4,100	128,538
Exmar NV	1,782	54,473
Icos Vision Systems NV * (a)	912	43,828
Ion Beam Applications SA *	2,557	72,493
Kinepolis Group NV	908	59,399
Melexis NV (a)	5,118	94,089
Nord-Sumatra Investissements SA	48	36,478
Omega Pharma SA	3,831	334,985
Option NV * (a)	4,632	58,548
Roularta Media Group NV	1,549	129,653
SA D'Ieteren Trading NV	641	285,251
Tessenderlo Chemie NV	4,697	271,402
Van De Velde NV	967	49,839

		2,882,248
Bermuda - 0.37%
Cafe de Coral Holdings, Ltd.	56,000	104,947
China Oriental Group Company, Ltd.	561,807	325,402
Giordano International, Ltd.	200,000	96,535
Smartone Telecommunications Holdings, Ltd.	48,000	59,496
South China Morning Post, Ltd. (a)	132,000	44,174
Texwinca Holdings, Ltd.	218,000	180,983

		811,537
Canada - 11.34%
Aastra Technologies, Ltd. *	4,600	156,035
Aber Diamond Corp.	8,400	328,697
Abitibi-Consolidated, Inc. *	29,800	52,651
Absolute Software Corp. *	2,700	78,061
Aecon Group, Inc. *	2,900	44,833
AEterna Zentaris, Inc. *	7,500	19,575
Akita Drilling, Ltd.	200	2,973
Alberta Clipper Energy, Inc. *	7,700	20,484
Allen-Vanguard Corp. *	5,500	52,452
Altius Minerals Corp. *	1,700	39,080
Amerigo Resources, Ltd.	13,600	35,087
Anderson Energy, Ltd. *	3,100	11,639
Angiotech Pharmaceuticals, Inc. *	9,100	56,638
Antrim Energy, Inc. *	17,800	108,285
Anvil Mining, Ltd. *	7,300	126,778
Aquiline Resources, Inc. *	3,900	39,934
Arawak Energy Corp. *	13,900	34,884
Aspreva Pharmaceuticals Corp. *	1,900	38,986
Astral Media, Inc.	6,600	290,462
Atrium Innovations, Inc. *	1,559	36,731
ATS Automation Tooling Systems, Inc. *	6,880	47,932
Augusta Resource Corp. *	4,900	13,084
Aurelian Resources, Inc. *	18,400	137,056

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Aurizon Mines, Ltd. *	10,200	$41,572
Aurora Energy Resources, Inc. *	5,700	77,820
Axcan Pharma, Inc. *	6,900	142,343
Axia NetMedia Corp. *	6,400	25,956
Baffinland Iron Mines Corp. *	3,800	14,877
Baja Mining Corp. *	35,600	72,190
Ballard Power Systems, Inc. *	24,100	118,546
Bioteq Environmental Tech, Inc. *	11,500	44,446
Birch Mountain Resources, Ltd. *	9,200	13,946
Birchcliff Energy, Ltd. *	6,500	30,668
Boralex, Inc., Class A *	2,500	41,409
Bow Valley Energy, Ltd. *	7,500	44,120
Breaker Energy, Ltd., Class A *	800	4,658
Breakwater Resources, Ltd. *	63,500	192,511
Calfrac Well Services, Ltd.	3,700	82,383
Calvalley Petroleums, Inc., Class A *	1,023	4,395
Canaccord Capital, Inc.	5,200	99,077
Canada Bread Company, Ltd.	900	55,817
Canadian Hydro Developers, Inc. *	20,200	125,724
Canadian Superior Energy, Inc. *	10,500	29,092
Canadian Western Bank	10,566	302,295
Canam Group, Inc., Class A	9,500	132,560
Canfor Corp. *	9,300	103,162
Cangene Corp. *	3,500	27,230
CanWest Global Communications Corp. *	13,650	98,660
Capstone Mining Corp. *	21,500	64,533
Cardiome Pharma Corp. *	8,800	82,598
Carpathian Gold, Inc. *	24,200	20,649
Cascades, Inc.	20,150	201,267
Catalyst Paper Corp. *	48,200	91,450
CCL Industries, Inc., Class B	3,900	175,239
Celtic Exploration, Ltd. *	2,800	37,890
Certicom Corp. *	7,300	16,782
Chariot Resources, Ltd. *	37,000	42,714
CHC Helicopter Corp., Class A	3,000	75,440
Churchill (The), Corp. *	2,100	35,311
Clarke, Inc.	2,600	24,404
Coalcorp Mining, Inc. *	8,385	27,357
Cogeco Cable, Inc.	2,200	97,174
Com Dev International, Ltd. *	8,800	44,965
Compton Petroleum Corp. *	13,300	124,168
Connacher Oil & Gas, Ltd. *	18,100	72,862
Constellation Copper Corp. *	18,000	11,745
Constellation Software, Inc.	1,600	39,255
Corby Distilleries, Ltd. *	2,100	53,356
Corridor Resources, Inc. *	10,700	102,580
Corus Entertainment, Inc., Class B	5,800	274,178
Cott Corp. *	8,800	69,789
Crystallex International Corp. *	33,500	104,251
Cyries Energy, Inc. *	7,800	57,943
Dalsa Corp. *	1,600	16,255
Denison Mines Corp. *	27,128	303,646

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Descartes Systems Group, Inc. *	3,400	$16,042
Dorel Industries, Inc., Class B	5,300	159,615
Draxis Health, Inc. *	7,000	36,400
Dundee Corp., Class A *	8,250	182,036
Dundee Wealth Management, Inc.	14,558	259,111
Duvernay Oil Corp. *	5,100	162,448
Eastern Platinum, Ltd. *	75,610	171,539
Eldorado Gold Corp. *	6,837	42,141
Emera, Inc. *	3,800	76,866
Emergis, Inc. *	22,800	159,759
Endeavour Silver Corp. *	7,800	25,761
Enghouse Systems, Ltd.	600	4,638
Entree Gold, Inc. *	7,000	17,568
Equinox Minerals, Ltd. *	80,700	338,630
Equitable Group, Inc.	1,200	34,935
European Goldfields, Ltd. *	28,400	167,067
Evertz Technologies, Ltd. *	5,600	190,012
Exco Technologies, Ltd.	1,400	7,027
Exfo Electro Optical Engineering, Inc. *	5,300	35,594
Farallon Resources, Ltd. *	48,500	30,673
First Calgary Petroleums, Ltd. *	30,400	147,399
First Nickel, Inc. *	30,500	26,638
Flint Energy Services, Ltd. *	4,800	128,848
FNX Mining Company, Inc. *	11,043	365,938
Forsys Metals Corp. *	5,300	18,196
Forzani Group, Ltd., Class A *	9,822	209,031
Fronteer Development Group, Inc. *	8,300	86,237
Frontera Copper Corp. *	5,700	37,594
Galleon Energy, Inc., Class A *	11,400	175,323
Garda World Security Corp., Class A *	3,700	68,715
Gennum Corp.	3,042	30,843
Gentry Resources, Ltd. *	6,484	17,379
Glacier Ventures International Corp. *	11,300	47,076
Gluskin Sheff & Associates, Inc.	1,400	42,865
Gold Eagle Mines, Ltd. *	10,000	64,047
Golden Star Resources, Ltd. *	27,600	113,597
Great Basin Gold, Ltd. *	23,700	71,613
Great Canadian Gaming Corp. *	9,200	113,136
Greystar Resources, Ltd. *	1,600	11,083
Guyana Goldfields, Inc. *	3,100	30,809
Hanfeng Evergreen, Inc. *	6,300	93,347
Heritage Oil Corp. *	2,100	100,136
Heroux-Devtek, Inc. *	6,500	64,403
High River Gold Mines, Ltd. *	36,700	111,262
Highpine Oil & Gas, Ltd. *	8,458	86,605
Home Capital Group, Inc.	4,000	138,533
Husky Injection Molding Systems, Ltd.	15,800	127,047
Hydrogenics Corp. *	18,000	25,117
Imaging Dynamics Company, Ltd. *	12,600	20,744
Imperial Metals Corp. *	1,400	20,744
Indigo Books & Music, Inc. *	1,900	31,185
Innova Exploration, Ltd. *	4,200	31,622

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Intermap Technologies Corp., Class A *	4,400	$27,385
International Forest Products, Ltd., Class A *	6,800	48,603
International Royalty Corp.	10,400	70,512
Intertape Polymer Group, Inc. *	8,100	27,403
Iteration Energy, Ltd. *	10,373	52,065
Ivanhoe Energy, Inc. *	25,300	48,510
Jinshan Gold Mines, Inc. *	5,100	11,519
Kaboose, Inc. *	10,800	27,430
Kereco Energy, Ltd. *	5,300	20,431
Kingsway Financial Services, Inc.	11,743	217,024
Kirkland Lake Gold, Inc. *	6,300	75,892
Labopharm, Inc. *	13,500	22,361
Laramide Resources, Ltd. *	2,800	21,784
Laurentian Bank of Canada	7,100	303,985
Le Chateau, Inc.	2,600	36,280
Leon's Furniture, Ltd.	11,956	153,988
Linamar Corp.	35,408	908,171
MacDonald Dettwiler & Associates, Ltd. *	4,600	210,571
Magellan Aerospace Corp. *	2,900	6,958
Mahalo Energy, Ltd. *	12,900	39,109
Major Drilling Group International Company,
Inc. *	4,200	223,798
Maple Leaf Foods, Inc.	12,300	184,349
March Networks Corp. *	3,100	44,532
Martinrea International, Inc. *	8,593	147,508
Maxim Power Corp. *	1,400	10,105
MDC Partners, Inc. *	3,100	33,889
MDS, Inc.	18,700	403,416
Mega Brands, Inc. *	4,900	83,032
Mega Uranium, Ltd. *	5,500	26,060
Miramar Mining Corp. *	27,200	128,334
Mosaid Technologies, Inc.	1,000	19,525
Neo Material Technologies, Inc. *	8,700	46,725
Neurochemical Company, Inc. *	2,400	6,626
Norbord, Inc.	13,800	110,827
North American Palladium, Ltd. *	4,900	37,187
Northbridge Financial Corp.	5,600	196,195
Northern Orion Resources, Inc. *	42,098	264,129
Northern Peru Copper Corp. *	3,400	35,599
Northgate Minerals Corp. *	37,300	104,844
NuVista Energy, Ltd. *	6,900	95,242
Open Text Corp. *	8,000	208,483
Pacific Stratus Energy, Ltd. *	5,000	54,510
Pan American Silver Corp. *	8,900	258,293
Paramount Resources, Ltd. *	4,000	74,567
Pason Systems, Inc.	7,700	115,019
Patheon, Inc. *	20,772	64,642
Peerless Energy, Inc., Class A *	12,385	40,904
Petaquilla Minerals Company, Ltd. *	6,500	21,533
Petrobank Energy & Resources, Ltd. *	9,300	355,793
Petrolifera Petroleum, Ltd. *	3,100	47,302
Platinum Group Metals, Ltd. *	5,000	20,077

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Points International, Ltd. *	26,300	$47,523
Polaris Minerals Corp. *	1,800	25,297
Polymet Mining Corp. *	7,100	26,870
ProEx Energy, Ltd. *	6,100	86,587
Q9 Networks, Inc. *	3,000	47,553
QLT, Inc. *	27,400	153,758
Quadra Mining, Ltd. *	6,100	112,980
Quebecor World, Inc. *	15,400	148,875
Quebecor, Inc.	4,809	181,131
Quest Capital Corp.	39,200	99,953
Rally Energy Corp. *	19,600	143,633
Reitman's Canada, Ltd., Class A	6,900	132,369
Resin Systems, Inc. *	11,200	17,090
Richelieu Hardware, Ltd.	1,800	44,379
Ritchie Bros. Auctioneers, Inc.	3,700	241,281
RONA, Inc. *	17,200	376,064
Rothmans, Inc.	8,700	201,310
Rubicon Minerals Corp. *	16,700	29,506
Russel Metals, Inc.	9,300	287,080
Saskatchewan Wheat Pool, Inc. *	30,300	352,838
Savanna Energy Services Corp.	10,000	170,657
Saxon Energy Services, Inc. *	8,400	42,162
Scorpio Mining Corp. *	17,400	26,201
Semafo, Inc. *	11,600	18,748
ShawCor, Ltd., Class A	3,200	115,003
Shore Gold, Inc. *	30,900	93,679
Sierra Wireless, Inc. *	7,000	145,811
Silver Standard Resources, Inc. *	7,600	280,151
Silvercorp Metals, Inc.	8,100	168,562
Sino-Forest Corp. *	33,200	749,221
Skye Resources, Inc. *	5,500	64,047
Softchoice Corp.	2,800	46,603
Stantec, Inc. *	6,800	222,332
Stelco, Inc. *	600	22,948
Stella-Jones, Inc.	400	18,170
Storm Exploration, Inc. *	1,400	12,297
Stornoway Diamond Corp. *	43,700	31,586
Stratos Global Corp. *	6,300	43,006
SunOpta, Inc. *	10,300	148,790
Suramina Resources, Inc. *	5,200	7,099
SXC Health Solutions Corp. *	3,400	53,996
Synenco Energy, Inc. *	5,300	59,749
Tahera Diamond Corp. *	20,000	7,027
Tanzanian Royalty Exploration Corp. *	18,000	105,165
Taseko Mines, Ltd. *	16,000	83,522
Teal Exploration & Mining, Inc. *	600	3,072
Teck Cominco, Ltd.	1,245	59,016
Tembec, Inc. *	19,600	13,183
Tesco Corp. *	8,000	214,666
Theratechnologies, Inc. *	3,800	41,427
Thompson Creek Metals Company, Inc. *	16,000	352,557
Timminco, Ltd. *	7,200	106,249

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
TLC Vision Corp. *	12,400	$39,460
Toromont Industries, Ltd.	10,500	273,423
Torstar Corp., Class B	7,400	147,086
Transat A.T., Inc., Class A	4,200	151,363
Transcontinental, Inc., Class A	8,500	185,675
Transglobe Energy Corp. *	5,900	29,792
Trican Well Service, Ltd.	9,900	201,250
Tristar Oil & Gas, Ltd. *	6,500	55,594
Uex Corp. *	24,200	147,462
Uni-Select, Inc.	1,730	53,073
Uranium Participation Corp. *	7,000	80,319
Ur-Energy, Inc. *	8,500	26,025
UTS Energy Corp. *	57,700	319,735
Verenex Energy, Inc. *	2,400	26,020
Vero Energy, Inc. *	1,800	10,264
Vitran Corp., Inc. *	600	9,950
Wesdome Gold Mines, Ltd. *	15,100	25,769
West Energy, Ltd. *	5,200	18,636
West Fraser Timber Company, Ltd.	5,600	211,655
Western Canadian Coal Corp. *	12,500	25,850
Western Financial Group, Inc.	3,500	19,605
Westport Innovations, Inc. *	10,000	24,494
Wi-LAN, Inc. *	7,300	21,105
Winpak, Ltd.	800	6,023
Xantrex Technology, Inc. *	4,700	51,994
Xceed Mortgage Corp.	1,800	4,933
Xtreme Coil Drilling Corp. *	1,300	13,363
YM Biosciences, Inc. *	11,000	16,895
Yukon-Nevada Gold Corp. *	1,050	1,887
Zarlink Semiconductor, Inc. *	36,500	50,565
ZCL Composites, Inc.	4,500	51,634

		25,117,273
China - 0.01%
Solomon Systech International, Ltd.	204,000	18,380
Denmark - 1.26%
Alm. Brand Skadesforsikring A/S * (a)	2,600	162,694
Amagerbanken A/S	2,125	121,620
Bang & Olufsen A/S, Series B *	2,200	247,627
Capinordic A/S * (a)	7,100	31,831
Det Ostasiatiske Kompagni A/S	3,600	268,193
DFDS A/S	600	89,741
EDB Gruppen A/S, Series B *	800	25,945
Fionia Bank A/S (a)	170	57,404
Fluegger A/S, Series B	250	31,478
Forstaedernes Bank A/S	3,900	166,662
IC Companys A/S (a)	1,800	123,279
Lan & Spar Bank A/S	300	25,011
NeuroSearch A/S *	3,600	266,476
Parken Sport & Entertainment A/S *	450	121,820
Ringkjoebing Bank A/S * (a)	100	13,927
Ringkjoebing Landbobank A/S	270	46,359

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Denmark (continued)
Roskilde Bank A/S	473	$38,576
Royal Unibrew A/S	900	116,755
Schouw & Company A/S, Series B	1,700	161,835
SimCorp A/S (a)	950	213,316
Sjaelso Gruppen A/S (a)	1,500	53,370
Spar Nord Bank A/S	7,125	164,473
Sparbank Vest A/S	670	50,489
TK Development A/S * (a)	7,000	132,875
Vestjysk Bank A/S	1,015	61,189

		2,792,945
Finland - 2.48%
Alma Media Corp.	10,800	180,580
Amer Sports Oyj, Series A (a)	22,292	515,040
BasWare Oyj (a)	2,400	44,190
Cramo Oyj, Series B (a)	2,350	83,765
Finnair Oyj	400	6,654
Finnlines Oyj	3,300	68,502
Fiskars Oyj Abp, Series A	3,428	65,213
F-Secure Oyj	12,250	41,975
HK Ruokatalo Oyj, Series A	1,737	36,230
Huhtamaki Oyj (a)	20,236	306,992
KCI Konecranes Oyj	34,538	1,385,284
Kemira Oyj (a)	13,900	323,718
Lemminkainen Oyj	2,400	170,445
M-real Oyj, Series B	14,800	82,487
Nokian Renkaat Oyj (a)	18,660	728,535
OKO Bank, Series A	2,500	51,540
Olvi Oyj, Series A	1,500	55,557
Orion Oyj, Series B	7,000	177,355
PKC Group Oyj	2,600	39,370
Poyry Oyj	6,000	149,971
Raisio PLC	15,004	41,385
Ramirent Oyj (a)	8,400	181,416
Stockmann Oyj Abp, Series B (a)	4,700	226,068
Teleste Oyj (a)	2,450	30,306
Uponor Oyj (a)	11,500	355,955
Vacon Oyj	1,450	72,259
Vaisala Oyj, Series A	1,350	77,449

		5,498,241
France - 4.98%
Alten SA *	4,110	153,102
Altran Technologies SA *	15,624	110,849
April Group SA (a)	3,596	221,128
Archos SA *	918	26,953
Assystem SA (a)	4,374	68,346
Audika SA	1,685	77,622
Bacou Dalloz SA	1,252	155,722
Beneteau SA	11,245	317,684
Bonduelle SCA	1,293	173,911
Bongrain SA	1,775	218,300
Bourbon SA (a)	3,442	224,040

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Bull SA *	11,037	$77,520
Business Objects, SADR *	7,700	345,499
Canal Plus SA (a)	17,822	197,900
Carbone Lorraine SA	3,353	259,579
Cegedim SA	323	38,250
Cegid SA	888	52,901
Clarins SA (a)	543	41,590
Club Mediterranee SA *	2,241	144,974
Compagnie Plastic Omnium SA	1,821	100,327
Delachaux SA	1,122	105,574
Electricite de Strasbourg SA	598	131,353
Esso SAF (a)	209	67,454
Etam Developpement SA (a)	1,766	99,934
Faurecia SA *	537	41,802
Gaumont SA	468	39,931
Geodis SA	1,235	261,422
GFI Informatique SA	11,081	112,805
GL Events SA (a)	3,057	208,629
Groupe Crit SA	1,865	88,565
Groupe Open SA *	2,445	40,742
Groupe Steria SCA	2,310	116,562
Guerbet SA	538	119,421
Guyenne & Gascogne SA	647	113,148
Havas SA (a)	28,121	165,527
Ingenico SA (a)	4,489	129,947
International Metal Service SA	1,512	63,203
Ipsos SA	3,732	138,703
Lafuma SA	374	28,156
Laurent-Perrier SA	1,029	168,249
Lectra SA	4,540	39,053
Lisi SA	594	69,253
LVL Medical Groupe SA *	1,337	38,969
Maisons France Confort SA	1,467	127,024
Manitou BF SA	3,265	176,403
Manutan SA	1,190	98,979
Mr. Bricolage SA	1,756	55,976
Nexity SA (a)	1,600	98,343
Norbert Dentressangle SA	972	103,926
Orpea SA *	3,896	231,378
Penauille Polyservices SA * (a)	26,481	225,151
Petit Forestier SA (a)	643	86,851
Pierre & Vacances SA	1,373	189,962
Pinguely-Haulotte SA	4,594	172,765
Radiall SA	349	48,425
Rallye SA (a)	4,064	288,910
Remy Cointreau SA (a)	1,693	122,292
Robertet SA	257	47,868
Rubis SA	1,804	169,285
Saft Groupe SA *	1,521	67,472
Samse SA	120	18,171
SCOR SE (a)	7,560	201,970
SEB SA (a)	1,735	321,920

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Sechilienne-Sidec SA	1,302	$102,741
Silicon-On-Insulator Technologies SA *	9,950	186,173
Societe BIC SA (a)	1,714	146,510
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco *	42	42,279
Somfy SA	279	87,270
Sopra Group SA	1,899	161,730
Spir Communication SA (a)	492	52,653
SR Teleperformance SA	7,404	287,703
Stallergenes SA	2,288	191,932
Sucriere de Pithiviers-Le-Vieil SA	56	47,374
Theolia SA *	6,555	174,282
Toupargel-Agrigel SA (a)	862	32,968
Trigano SA (a)	2,742	123,585
UbiSoft Entertainment SA *	5,864	399,363
Union Financiere de France Banque SA	1,436	78,606
Valeo SA (a)	2,838	157,448
Viel & Compagnie	6,946	51,453
Vilmorin & Compagnie	676	91,789
Virbac SA	1,341	118,383
VM Materiaux SA (a)	260	29,684
Zodiac SA	2,968	212,008

		11,023,604
Germany - 5.30%
Aareal Bank AG	5,748	281,951
Adlink Internet Media AG * (a)	2,787	60,429
ADVA AG Optical Networking * (a)	4,236	36,438
Aixtron AG * (a)	9,269	90,010
AWD Holding AG (a)	5,196	173,093
Baader Wertpapierhandelsbank AG	7,224	45,706
Balda AG * (a)	8,571	82,257
Bechtle AG	3,618	156,688
Bilfinger Berger AG (a)	6,257	487,601
Biotest AG	1,095	57,059
Boewe Systec AG (a)	415	19,879
Comdirect Bank AG (a)	13,892	172,629
Conergy AG (a)	3,100	293,545
CTS Eventim AG (a)	4,424	174,486
Curanum AG (a)	4,385	43,642
DAB Bank AG (a)	4,866	43,310
Deutz AG * (a)	12,688	160,374
Douglas Holding AG	6,772	421,821
Drillisch AG *	6,982	77,431
Duerr AG *	3,024	128,384
DVB Bank AG	111	42,927
Epcos AG	12,094	236,435
Escada AG * (a)	2,952	108,580
Evotec AG * (a)	8,820	37,370
Fielmann AG	888	59,050
Freenet AG *	10,573	287,876
Fuchs Petrolub AG	908	80,480
Gerry Weber International AG	1,916	61,730

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
GFK AG (a)	3,458	$139,434
GPC Biotech AG * (a)	6,031	73,401
Grenkeleasing AG	2,175	84,423
Hawesko Holding AG (a)	1,452	48,804
Indus Holding AG (a)	1,153	42,623
IWKA AG * (a)	5,877	251,346
Jenoptik AG * (a)	10,554	103,839
Kontron AG	8,043	179,309
Krones AG	3,846	310,159
KWS Saat AG	1,154	222,322
Leoni AG (a)	5,311	323,115
Medion AG *	5,909	110,058
Morphosys AG *	835	51,489
MTU Aero Engines Holding AG	6,361	386,182
MVV Energie AG	7,277	305,116
Nemetschek AG	1,480	49,240
Norddeutsche Affinerie AG (a)	8,123	355,718
Nordex AG *	3,465	170,458
Pfeiffer Vacuum Technology AG	1,555	140,701
Pfleiderer AG	7,375	170,394
Qiagen AG * (a)	24,399	469,709
QSC AG * (a)	15,992	84,583
Rational AG (a)	757	145,215
Renk AG	935	86,277
REpower Systems AG * (a)	1,685	268,322
Rhoen-Klinikum AG	9,308	297,106
Sartorius AG	2,096	116,820
SGL Carbon AG * (a)	12,222	698,565
Singulus Technologies AG *	7,199	88,128
Sixt AG	1,713	85,414
Software AG	4,040	378,190
Stratec Biomedical Systems AG	485	13,895
Takkt AG	8,363	141,497
Techem AG	4,496	300,188
Technotrans AG	1,646	45,916
Utimaco Safeware AG	3,229	37,233
Vivacon AG	761	19,746
Vossloh AG	2,510	270,152
Wincor Nixdorf AG (a)	5,400	445,308
Wire Card AG *	14,643	204,655
WMF Wuerttembergische
Metallwarenfabrik AG	1,601	71,703
Wuerttembergische Lebensversicherung AG *	905	42,449

		11,750,383
Greece - 1.76%
Aspis Bank SA	10,322	47,550
Astir Palace Hotel SA *	5,170	53,366
Athens Medical Center SA	8,110	58,346
Attica Holdings SA	7,640	56,485
Bank of Attica SA *	6,050	37,676
Bank of Greece SA	1,770	230,268
Blue Star Maritime SA	11,110	60,657

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Greece (continued)
C. Rokas SA	1,840	$51,276
Delta Holding SA *	6,336	223,411
Diagnostic & Therapeutic Center of Athens
Hygeia SA *	12,675	97,315
Ethniki General Insurance Company SA *	11,140	87,114
Fourlis SA	6,310	236,311
Frigoglass SA	6,090	209,369
GEK Group of Companies SA	4,760	85,274
Geniki Bank SA *	7,140	59,286
Halcor SA	9,000	55,024
Hellenic Technodomiki Tev SA	24,760	330,211
Heracles General Cement SA	4,800	118,476
Iaso SA	12,190	214,913
Intracom SA	26,470	170,110
J&P-Avax SA	12,630	136,116
Lampsa Hotel SA	3,725	90,035
Metka SA	4,120	102,512
Michaniki SA	11,010	104,256
Minoan Lines Shipping SA	16,950	130,137
Mytilineos Holdings SA	3,880	220,663
Neochimiki LV Lavrentiadis SA	2,640	77,698
S&B Industrial Minerals SA	3,520	65,062
Sarantis SA	3,860	62,016
Terna SA	6,510	126,806
Viohalco SA	18,710	306,986

		3,904,725
Hong Kong - 2.35%
Alco Holdings, Ltd.	86,000	45,605
Allied Group, Ltd.	28,000	124,336
Allied Properties HK, Ltd.	840,000	280,027
Asia Financial Holdings, Ltd.	78,000	46,383
Baltrans Holdings, Ltd.	8,000	5,457
Century City International Holdings, Ltd.	3,496,000	86,396
Champion Technology Holdings, Ltd.	309,436	68,505
Chen Hsong Holdings, Ltd.	56,000	41,301
Chevalier International Holdings, Ltd.	32,000	35,834
Chia Hsin Cement Greater China Holding
Corp. *	234,000	147,883
China Metal International Holdings, Inc.	114,000	39,471
China Seven Star Shopping, Ltd. *	310,000	22,744
China Solar Energy Holdings, Ltd. * (a)	550,000	40,351
Chinese People Gas Holdings Company, Ltd. *	348,000	25,979
Chong Hing Bank, Ltd.	80,000	174,843
Coastal Greenland, Ltd.	200,000	53,802
Dickson Concepts International, Ltd.	39,000	40,660
DVN Holdings Company, Ltd. *	112,000	21,335
EganaGoldpfeil Holdings, Ltd. (a)	103,373	8,782
Emperor Capital Group, Ltd. *	28,400	5,337
Emperor Entertainment Hotel, Ltd.	175,000	39,418
Emperor International Holdings, Ltd.	142,000	45,145
eSun Holdings, Ltd. *	100,000	84,307
Extrawell Pharmaceutical Holdings, Ltd. *	130,000	32,963

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Far East Consortium International, Ltd. (a)	414,189	$186,589
Fong's Industries Company, Ltd.	62,000	41,337
Fountain Set Holdings, Ltd.	118,000	43,134
Fubon Bank, Ltd.	68,000	40,261
Fushan International Energy Group, Ltd. *	38,000	16,483
Glorious Sun Enterprises, Ltd. (a)	86,000	41,178
Golden Resorts Group, Ltd.	830,000	71,577
Hi Sun Technology China, Ltd. *	72,000	23,446
HKR International, Ltd.	110,400	86,680
Hon Kwok Land Investment Company, Ltd.	94,000	38,233
Hung Hing Printing Group, Ltd.	50,000	26,129
Hutchison Harbour Ring, Ltd.	494,000	36,243
i-Cable Communications, Ltd.	182,000	37,950
Imagi International Holdings, Ltd. *	170,000	36,760
Integrated Distribution Services Group, Ltd.	13,000	50,282
K Wah International Holdings, Ltd.	511,344	316,577
Kantone Holdings, Ltd.	555,600	62,216
Karl Thomson Holdings, Ltd. *	92,000	30,078
Lai Fung Holdings, Ltd.	666,000	33,860
Lai Sun Development Company, Ltd. *	2,324,000	82,260
Liu Chong Hing Investment, Ltd.	30,000	43,865
Lung Kee Holdings, Ltd.	78,000	42,869
Matsunichi Communication Holdings, Ltd.	45,000	36,780
Midland Holdings, Ltd.	98,000	105,956
Miramar Hotel & Investment Company, Ltd.	11,000	17,840
Next Media, Ltd.	96,000	27,184
Oriental Press Group, Ltd.	208,000	33,198
Pacific Andes International Holdings, Ltd.	285,000	85,472
Pacific Century Premium Developments, Ltd.	160,000	50,043
Paliburg Holdings, Ltd.	920,000	36,709
Peace Mark Holdings, Ltd.	90,000	134,376
Pico Far East Holdings, Ltd.	192,000	66,972
Playmates Holdings, Ltd. (a)	318,000	33,154
Ports Design, Ltd.	55,000	190,784
Prime Success International Group, Ltd.	44,000	35,679
Public Financial Holdings, Ltd.	54,000	36,073
PYI Corp., Ltd.	121,428	49,232
Regal Hotels International Holdings, Ltd.	652,000	50,352
Road King Infrastructure, Ltd.	29,000	61,216
Sa Sa International Holdings, Ltd.	116,000	41,059
SEA Holdings, Ltd. *	32,000	24,919
Shaw Brothers Hong Kong, Ltd.	24,000	43,309
Shell Electric Manufacturing Company, Ltd.	58,000	59,723
Shui On Construction & Materials, Ltd.	16,000	50,661
Singamas Container Holdings, Ltd.	60,000	36,451
Sino Biopharmaceutical, Ltd.	180,000	39,154
Sino-I Technology, Ltd. *	2,960,000	48,386
Skyfame Realty Holdings, Ltd. *	216,000	44,761
Tack Fat Group International, Ltd.	272,000	39,211
TAI Cheung Holdings, Ltd.	81,000	64,952
TCC International Holdings, Ltd. *	26,000	38,084
Tian An China Investment, Ltd.	144,000	176,079

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Titan Petrochemicals Group, Ltd. *	620,000	$47,881
Truly International Holdings, Ltd.	32,000	86,495
Upbest Group, Ltd.	158,000	18,303
Varitronix International, Ltd.	68,000	53,565
Victory City International Holdings, Ltd. (a)	136,720	42,410
Vitasoy International Holdings, Ltd.	88,000	37,944
Vongroup, Ltd. *	210,000	14,055
VST Holdings Company, Ltd.	176,000	69,093
Wai Kee Holdings, Ltd.	138,000	61,991
Wing On Company International, Ltd.	6,000	11,260
Yanion International Holdings, Ltd. *	188,000	55,897
Yip's Chemical Holdings, Ltd.	84,000	55,357

		5,216,891
Ireland - 1.12%
Abbey PLC	6,064	58,283
DCC PLC - London UK	3,284	97,119
DCC PLC	14,020	412,626
Dragon Oil PLC *	38,971	183,404
FBD Holdings PLC	5,296	165,657
Greencore Group PLC - London UK	17,305	112,687
Greencore Group PLC	25,244	163,667
Iaws Group PLC	20,622	457,104
IFG Group PLC	10,000	27,583
Independent News & Media PLC	27,385	101,623
Irish Continental Group PLC *	6,023	220,510
McInerney Holdings PLC	17,625	32,577
Paddy Power PLC	6,582	230,214
United Drug PLC	45,054	210,110

		2,473,164
Italy - 2.97%
Acea SpA *	7,778	152,832
Acegas-APS SpA (a)	3,244	34,615
Actelios SpA (a)	11,733	119,276
Aedes SpA	7,571	50,862
Amplifon SpA (a)	29,013	229,148
Astaldi SpA	12,792	102,397
Azimut Holding SpA (a)	10,025	153,938
Banca IFIS SpA (a)	2,977	38,729
Banca Intermobiliare SpA (a)	11,595	119,522
Banca Popolare dell'Etruria e del Lazio Scrl	11,594	200,779
Banca Profilo SpA	25,537	72,980
Banco di Desio e della Brianza SpA	16,649	188,189
Biesse SpA	2,824	82,110
Brembo SpA (a)	8,798	116,146
Caltagirone Editore SpA (a)	9,271	64,161
Caltagirone SpA	14,027	146,585
Cementir SpA	21,620	217,942
CIR-Compagnie Industriali Riunite SpA *	36,409	141,710
Credito Artigiano SpA	17,767	100,539
Credito Bergamasco SpA	4,117	199,021
De Longhi SpA	20,127	136,286

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Digital Multimedia Technologies SpA *	2,000	$130,265
ERG SpA (a)	5,558	121,380
Esprinet SpA (a)	2,798	48,892
Gemina SpA (a)	43,195	151,694
Gewiss SpA	11,538	87,109
Gruppo Editoriale L'Espresso SpA	18,698	91,319
Hera SpA *	30,630	126,076
Immobiliare Lombarda SpA *	226,211	55,223
Immsi SpA	62,334	159,528
Impregilo SpA *	59,632	399,972
Indesit Company SpA (a)	7,188	123,559
Industria Macchine Automatiche SpA	5,726	130,260
Interpump SpA	10,206	100,488
Iride SpA	34,948	128,198
Mariella Burani SpA (a)	1,547	50,655
Marr SpA	13,000	141,306
Meliorbanca SpA (a)	18,050	95,468
Mirato SpA	2,533	28,127
Navigazione Montanari SpA	18,714	89,867
Permasteelisa SpA	4,548	118,657
Piccolo Credito Valtellinese Scrl (a)	13,194	187,217
Premafin Finanziaria SpA	37,390	112,702
Recordati SpA	18,435	173,778
Risanamento SpA * (a)	5,850	44,041
Sabaf SpA	1,000	38,389
SAES Getters SpA	2,698	100,235
Save SpA (a)	1,550	55,866
Societa Cattolica di Assicurazioni SCRL * (a)	2,960	185,807
Societa Partecipazioni Finanziarie SpA *	42,415	30,756
Socotherm SpA (a)	2,568	34,686
Sogefi SpA	12,908	110,666
Sol SpA	7,134	56,802
Sorin SpA *	17,000	35,168
Telecom Italia Media SpA * (a)	181,160	70,446
Tiscali SpA * (a)	31,647	88,507
Trevi Finanziaria SpA	4,846	95,289
Vianini Lavori SpA	2,862	46,389
Vittoria Assicurazioni SpA	3,029	57,192

		6,569,746
Japan - 22.44%
Abilit Corp. (a)	3,100	6,363
Achilles Corp.	24,000	36,737
Aderans Company, Ltd. (a)	6,600	138,050
Aeon Delight Company, Ltd. (a)	1,700	60,619
Aeon Fantasy Company, Ltd. (a)	1,680	28,448
Ahresty Corp.	3,100	57,832
AI Holdings Corp. (a)	5,900	29,967
Aica Kogyo Company, Ltd. (a)	6,000	65,594
Aichi Bank, Ltd. (a)	1,600	137,763
Aichi Corp. (a)	10,900	132,814
Aichi Machine Industry Company, Ltd.	12,000	30,057

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Aigan Company, Ltd. (a)	4,800	$36,528
Aiphone Company, Ltd.	2,600	43,439
Airport Facilities Company, Ltd.	7,000	48,156
Aisan Industry Company, Ltd.	5,900	71,582
Akebono Brake Industry Company, Ltd. (a)	15,000	96,147
Akita Bank, Ltd.	31,000	135,345
Aloka Company, Ltd.	5,000	67,186
Alpha Corp. (a)	1,000	20,525
Alpha Systems, Inc. (a)	1,300	27,361
Alpine Electronics, Inc. (a)	8,100	119,196
Alps Logistics Company, Ltd.	2,000	23,047
Amano Corp. (a)	8,000	96,643
Ando Corp.	14,000	23,865
Anest Iwata Corp. (a)	7,000	36,772
Anritsu Corp. (a)	14,000	58,932
AOC Holdings, Inc. * (a)	5,800	94,632
AOI Electronic Company, Ltd.	1,700	25,061
AOKI Holdings, Inc. (a)	2,900	57,380
Aomori Bank, Ltd.	32,000	118,281
Arakawa Chemical Industries, Ltd.	3,500	39,846
Araya Industrial Company, Ltd.	14,000	38,233
Ariake Japan Company, Ltd. (a)	2,600	53,479
Arisawa Manufacturing Company, Ltd. (a)	5,700	50,169
Aronkasei Company, Ltd.	7,000	31,475
Art Corp.	2,000	58,793
As One Corp. (a)	2,900	70,747
Asahi Diamond Industrial Company, Ltd. (a)	8,000	56,845
Asahi Kogyosha Company, Ltd.	12,000	48,426
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	74,100
Asahi Pretec Corp. (a)	3,000	97,843
Asahi Soft Drinks Company, Ltd. (a)	5,000	75,230
Asahi Tec Corp. * (a)	26,000	27,814
Asanuma Corp.	21,000	33,058
Ashimori Industry Company, Ltd.	12,000	22,334
ASKA Pharmaceutical Company, Ltd.	5,000	39,268
Asunaro Aoki Construction Company, Ltd.	6,000	32,875
Atsugi Company, Ltd. (a)	27,000	35,224
Autobacs Seven Company, Ltd. (a)	1,900	49,326
Avex Group Holdings, Inc. (a)	2,800	36,552
Azel Corp. (a)	14,000	37,867
Bando Chemical Industries, Ltd.	9,000	52,366
Bank of Ikeda, Ltd. (a)	3,500	150,678
Bank of Iwate, Ltd. (a)	2,900	171,508
Bank of Okinawa, Ltd.	3,600	117,412
Bank of Saga, Ltd.	25,000	86,754
Bank of the Ryukyus, Ltd. (a)	5,100	66,578
Belluna Company, Ltd. (a)	4,200	42,592
Best Denki Company, Ltd. (a)	15,000	105,931
Bookoff Corp. (a)	2,000	20,943
BSL Corp. (a)	23,000	12,002
Bunka Shutter Company, Ltd. (a)	7,000	32,571

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
CAC Corp. (a)	3,400	$18,274
Calpis Company, Ltd.	10,000	113,411
Canon Electronics, Inc. (a)	4,400	112,315
Canon Finetech, Inc. (a)	4,000	68,742
Capcom Company, Ltd. (a)	5,400	124,456
Cawachi, Ltd.	3,300	88,685
Central Finance Company, Ltd.	8,000	19,482
Century Leasing System, Inc.	8,000	88,154
CFS Corp. (a)	6,000	21,447
Chiba Kogyo Bank, Ltd. *	3,600	41,517
Chiyoda Company, Ltd. (a)	4,100	58,872
Chofu Seisakusho Company, Ltd. (a)	5,400	93,929
Chubu Shiryo Company, Ltd.	1,000	10,028
Chudenko Corp. (a)	6,300	113,968
Chuetsu Pulp & Paper Company, Ltd.	15,000	31,440
Chugai Mining Company, Ltd. (a)	34,900	8,802
Chugai Ro Company, Ltd. (a)	9,000	32,797
Chugoku Marine Paints, Ltd. (a)	7,000	90,651
Chukyo Bank, Ltd.	38,000	112,367
Chuo Spring Company, Ltd.	9,000	35,380
CKD Corp.	8,000	74,100
Clarion Company, Ltd. (a)	26,000	33,693
Cleanup Corp. (a)	4,000	27,727
CMK Corp.	8,000	85,580
Coca-Cola Central Japan Company, Ltd.	12	92,155
Colowide Company, Ltd.	5,500	25,591
Commuture Corp. (a)	4,000	29,883
Computer Engineering & Consulting, Ltd.	2,900	28,450
Corona Corp.	5,100	77,888
Cosel Company, Ltd. (a)	5,800	86,158
Cosmo Securities Company, Ltd. (a)	22,000	32,527
Cross Plus, Inc.	1,000	11,393
Culture Convenience Club Company, Ltd. (a)	3,800	13,187
Cybozu, Inc. (a)	50	14,720
D&M Holdings, Inc. (a)	11,000	34,249
D.G. Roland Corp.	3,000	142,199
Dai Nippon Toryo Company, Ltd. (a)	22,000	32,719
Dai-Dan Company, Ltd.	6,000	29,118
Daido Kogyo Company, Ltd.	16,000	47,452
Daidoh, Ltd. (a)	4,000	51,105
Daihen Corp.	21,000	139,355
Daiho Corp. (a)	13,000	19,786
Daiichi Jitsugyo Company, Ltd.	7,000	34,519
Daiken Corp. (a)	11,000	31,379
Daiko Clearing Services Corp. (a)	3,000	20,821
Daikoku Denki Company, Ltd. (a)	1,400	18,873
Daikyo, Inc.	7,144	23,051
Daimei Telecom Engineering Corp.	7,000	81,519
Dainichi Company, Ltd.	3,800	30,504
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	16,000	75,004
Daio Paper Corp. (a)	13,000	105,375

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Daisan Bank, Ltd. (a)	32,000	$103,809
Daiseki Company, Ltd. (a)	4,600	128,022
Daiso Company, Ltd. (a)	13,000	50,200
Daisyo Corp. (a)	2,500	33,528
Daito Bank, Ltd.	20,000	23,482
Daiwa Industries, Ltd.	4,000	27,170
Daiwa Seiko, Inc. (a)	17,000	30,605
Daiwabo Company, Ltd. (a)	20,000	39,659
Daiwabo Information System Company, Ltd.	2,500	34,463
DC Company, Ltd. (a)	9,000	50,409
DCM Japan Holdings Company, Ltd. (a)	19,500	147,887
Denki Kogyo Company, Ltd. (a)	8,000	55,244
Denyo Company, Ltd. (a)	3,000	34,284
Descente, Ltd. (a)	9,000	45,164
DIA Kensetsu Company, Ltd. * (a)	15,300	6,919
Doshisha Company, Ltd. (a)	2,200	36,450
Doutor Coffee Company, Ltd. (a)	4,700	85,023
DTS Corp. (a)	4,800	90,381
Dydo Drinco, Inc. (a)	2,300	91,616
Eagle Industry Company, Ltd. (a)	8,000	111,393
Ehime Bank, Ltd.	19,000	64,942
Eighteenth Bank, Ltd. (a)	29,000	116,272
Eiken Chemical Company, Ltd. (a)	4,000	36,424
Eizo Nanao Corp. (a)	2,900	95,338
Eneserve Corp. *	5,000	20,569
Enplas Corp. (a)	4,500	57,845
Epson Toyocom Corp. (a)	12,000	72,117
Espec Corp. (a)	3,000	20,273
Ezaki Glico Company, Ltd. * (a)	5,000	56,184
F&A Aqua Holdings, Inc. (a)	3,800	26,142
Fancl Corp. (a)	7,900	102,787
FDK Corp. * (a)	21,000	29,222
Foster Electric Company, Ltd. (a)	3,000	53,618
FP Corp.	3,200	108,262
France Bed Holdings Company, Ltd. (a)	44,000	63,524
Fudo Construction Company, Ltd. (a)	29,000	34,302
Fuji Company, Ltd. (a)	3,700	62,814
Fuji Corp., Ltd.	6,000	20,351
Fuji Kyuko Company, Ltd. (a)	19,000	88,572
Fuji Oil Company, Ltd. (a)	9,400	69,490
Fuji Software ABC, Inc. (a)	5,600	114,455
Fujibo Holdings, Inc. * (a)	14,000	19,238
Fujicco Company, Ltd. (a)	4,000	43,973
Fujikura Kasei Company, Ltd.	4,000	37,885
Fujikura Rubber, Ltd.	5,000	34,310
Fujita Corp.	4,800	14,611
Fujita Kanko, Inc. (a)	6,000	50,096
Fujitec Company, Ltd.	15,000	98,887
Fujitsu Business Systems, Ltd. (a)	5,600	93,512
Fujitsu Frontech, Ltd.	4,000	35,519
Fujitsu General, Ltd. * (a)	12,000	71,804
Fujiya Company, Ltd. * (a)	19,000	32,884

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Fukuda Corp. (a)	8,000	$29,292
Fukui Bank, Ltd.	35,000	101,670
Fukushima Bank, Ltd.	22,000	21,238
Fukushima Industries Corp.	3,500	31,232
Fukuyama Transporting Company, Ltd. (a)	34,000	156,723
Funai Consulting Company, Ltd. (a)	5,000	31,484
Furukawa Company, Ltd. (a)	51,000	112,220
Furusato Industries, Ltd. (a)	2,000	26,805
Fuso Pharmaceutical Industries, Ltd.	13,000	35,389
Futaba Corp. (a)	6,500	143,025
Future System Consulting Corp. (a)	39	18,554
Fuyo General Lease Company, Ltd.	3,000	79,318
Gakken Company, Ltd. (a)	13,000	39,459
Gecoss Corp.	5,500	30,375
Gigas K's Denki Corp.	4,000	87,146
GMO Internet, Inc. (a)	3,500	11,445
Godo Steel, Ltd. (a)	12,000	46,130
Goldwin, Inc. *	11,000	17,412
Gourmet Kineya Company, Ltd. (a)	5,000	39,920
GS Yuasa Corp. (a)	53,000	116,159
Gulliver International Company, Ltd. (a)	910	43,054
Gun-Ei Chemical Industry Company, Ltd.	11,000	26,883
Hakuto Company, Ltd.	2,600	37,989
Hanwa Company, Ltd. (a)	36,000	182,223
Happinet Corp.	1,600	19,885
Harashin Narus Holdings Company, Ltd.	3,000	35,145
Harima Chemicals, Inc.	5,000	26,570
Haruyama Trading Company, Ltd. (a)	2,700	22,496
Hazama Corp. (a)	19,600	23,013
Heiwado Company, Ltd. (a)	7,000	111,472
Hibiya Engineering, Ltd. (a)	5,000	43,007
Higashi-Nippon Bank, Ltd. (a)	29,000	109,463
HIS Company, Ltd. (a)	2,400	45,086
Hitachi Information Systems, Ltd. (a)	6,200	132,919
Hitachi Kokusai Electric, Inc. (a)	10,000	124,804
Hitachi Medical Corp.	5,000	50,922
Hitachi Plant Technologies, Ltd. (a)	21,000	119,082
Hitachi Powdered Metals Company, Ltd.	4,000	18,960
Hitachi Software Engineering Company, Ltd. (a)	4,900	93,329
Hitachi Systems & Services, Ltd.	4,000	78,274
Hitachi Tool Engineering, Ltd. (a)	2,500	31,527
Hitachi Transport System, Ltd.	12,000	138,598
Hitachi Zosen Corp. * (a)	91,000	136,919
Hochiki Corp.	7,000	41,033
Hodogaya Chemical Company, Ltd. (a)	8,000	21,221
Hogy Medical Company, Ltd.	1,600	75,283
Hokkaido Gas Company, Ltd.	13,000	33,806
Hokkan Holdings, Ltd.	11,000	40,277
Hokuetsu Bank, Ltd.	40,000	92,886
Hokuetsu Paper Mills, Ltd. (a)	29,000	149,061
Hokuriku Electric Industry Company, Ltd. (a)	12,000	19,308
Hokuto Corp. (a)	2,800	46,074

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Hosiden Corp. (a)	9,300	$138,958
Hosokawa Micron Corp. (a)	5,000	44,747
Howa Machinery, Ltd.	19,000	19,499
I Metal Technology Company, Ltd. *	14,000	39,572
IBJ Leasing Company, Ltd.	5,000	91,320
Ichikoh Industries, Ltd.	12,000	30,892
Ichiyoshi Securities Company, Ltd. (a)	5,000	53,009
ICOM, Inc. (a)	1,600	45,782
IDEC Corp. (a)	3,500	43,834
Ihara Chemical Industry Company, Ltd.	10,000	25,396
Iino Kaiun Kaisha, Ltd. (a)	9,000	127,196
Ikegami Tsushinki Company, Ltd. * (a)	12,000	20,560
Imasen Electric Industrial Company, Ltd.	3,500	57,958
Impress Holdings, Inc.	103	16,035
Inaba Denki Sangyo Company, Ltd. (a)	3,200	116,333
Inaba Seisakusho Company, Ltd.	2,400	37,780
Inabata & Company, Ltd.	12,000	78,274
Inageya Company, Ltd. (a)	5,000	39,616
Ines Corp. (a)	7,800	45,316
Information Services International -
Dentsu, Ltd. (a)	3,900	39,923
Intec, Ltd. (a)	8,000	112,228
Invoice, Inc. (a)	2,077	65,211
Ise Chemical Corp.	3,000	30,397
Iseki & Company, Ltd. (a)	31,000	53,114
Ishihara Sangyo Kaisha, Ltd. * (a)	38,000	53,209
Itochu Enex Company, Ltd. (a)	12,600	85,257
Itochu-Shokuhin Company, Ltd.	1,500	46,051
Itoham Foods, Inc.	32,000	130,249
Itoki Corp. (a)	8,000	53,575
Iwasaki Electric Company, Ltd.	12,000	27,970
Iwatani International Corp. (a)	34,000	99,652
Iwatsu Electric Company, Ltd. * (a)	17,000	20,551
Izumiya Company, Ltd. (a)	15,000	84,015
J Front Retailing Company, Ltd. * (a)	33,000	324,317
J. Bridge Corp. * (a)	7,000	4,262
Jalux, Inc. (a)	2,200	39,511
Jamco Corp. (a)	3,000	26,744
Janome Sewing Machine Company, Ltd. *	19,000	20,821
Japan Airport Terminal Company, Ltd. (a)	10,000	240,477
Japan Cash Machine Company, Ltd. (a)	4,600	39,207
Japan Digital Laboratory Company, Ltd.	3,400	48,643
Japan General Estate Company, Ltd. (a)	2,900	46,761
Japan Pulp & Paper Company, Ltd. (a)	26,000	99,269
Japan Radio Company, Ltd. *	28,000	96,434
Japan Transcity Corp., Ltd. (a)	9,000	44,225
Japan Vilene Company, Ltd.	12,000	68,255
Japan Wool Textile Company, Ltd.	14,000	112,994
JBCC Holdings, Inc.	4,200	30,903
JBIS Holdings, Inc.	8,000	34,441
Jeol, Ltd. (a)	9,000	34,128
JK Holdings Company, Ltd. (a)	5,800	36,420

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
JMS Company, Ltd.	12,000	$34,754
J-Oil Mills, Inc. (a)	12,000	32,562
Joshin Denki Company, Ltd. (a)	7,000	49,009
Juki Corp.	19,000	180,779
Kabuki-Za Company, Ltd.	1,000	41,833
Kadokawa Holdings, Inc. (a)	3,600	88,763
Kaga Electronics Company, Ltd. (a)	4,900	75,857
Kagawa Bank, Ltd.	16,000	78,901
Kagome Company, Ltd. (a)	8,700	155,114
Kaken Pharmaceutical Company, Ltd.	11,000	79,692
Kameda Seika Company, Ltd. (a)	4,000	53,575
Kamei Corp.	5,000	28,744
Kanaden Corp.	6,000	34,858
Kanagawa Chuo Kotsu Company, Ltd.	8,000	38,059
Kanamoto Company, Ltd.	5,000	53,140
Kanematsu Corp. * (a)	64,000	95,738
Kanematsu Electronics, Ltd.	5,800	44,844
Kanto Auto Works, Ltd.	10,800	145,591
Kanto Denka Kogyo Company, Ltd. (a)	5,000	25,657
Kanto Natural Gas Development, Ltd. (a)	5,000	31,397
Kanto Tsukuba Bank, Ltd. (a)	7,300	48,569
Kasai Kogyo Company, Ltd.	8,000	27,900
Katakura Industries Company, Ltd. (a)	2,000	34,354
Kato Sangyo Company, Ltd.	4,000	52,496
Kato Works Company, Ltd.	10,000	53,748
Katokichi Company, Ltd. (a)	18,800	86,005
Kawai Musical Instruments Manufacturing
Company, Ltd. (a)	20,000	35,484
Kawashima Selkon Textiles Company, Ltd. * (a)	18,000	24,578
Kayaba Industry Company, Ltd. (a)	32,000	153,627
Keihin Company, Ltd. (a)	10,000	18,786
Keiiyu Company, Ltd.	4,400	25,065
Keiyo Company, Ltd. (a)	4,800	25,340
Kentucky Fried Chicken Japan, Ltd.	3,000	56,097
Kenwood Corp. (a)	42,000	59,176
KEY Coffee, Inc. (a)	3,000	43,390
Kibun Food Chemifa Company, Ltd. (a)	3,000	30,475
Kinki Nippon Tourist Company, Ltd. (a)	11,000	21,238
Kinki Sharyo Company, Ltd. (a)	8,000	28,875
Kintetsu World Express, Inc. (a)	2,200	75,196
Kioritz Corp.	10,000	29,135
Kirayaka Holdings Company, Inc.	7,000	11,993
Kishu Paper Company, Ltd. * (a)	18,000	27,396
Kissei Pharmaceutical Company, Ltd. (a)	6,000	108,541
Kitagawa Iron Works Company, Ltd.	13,000	24,535
Kita-Nippon Bank, Ltd.	1,900	78,327
Kitano Construction Corp. (a)	12,000	25,778
Kitz Corp. (a)	15,000	136,198
Kiyo Holdings, Inc.	46,000	66,812
Koa Corp. (a)	8,100	114,829
Koatsu Gas Kogyo Company, Ltd.	6,000	37,780
Kohnan Shoji Company, Ltd. (a)	2,700	34,143

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Koike Sanso Kogyo Company, Ltd.	9,000	$68,099
Kojima Company, Ltd. (a)	3,700	22,397
Kokusai Kogyo Company, Ltd. *	10,000	50,096
Komatsu Seiren Company, Ltd.	9,000	46,417
Komatsu Wall Industry Company, Ltd.	2,100	30,866
Konaka Company, Ltd. (a)	2,800	21,259
Konishi Company, Ltd.	4,000	42,581
Kosaido Company, Ltd.	3,800	26,439
Kosei Securities Company, Ltd. (a)	18,000	25,361
Krosaki Harima Corp. (a)	9,000	31,232
Kumagai Gumi Company, Ltd. (a)	33,000	50,800
Kumiai Chemical Industry Company, Ltd.	15,000	29,614
Kurabo Industries, Ltd. (a)	43,000	106,958
Kureha Corp. (a)	27,000	118,821
Kurimoto, Ltd. (a)	27,000	79,840
Kuroda Electric Company, Ltd.	6,400	96,462
Kyoden Company, Ltd.	6,000	16,229
Kyodo Printing Company, Ltd.	11,000	33,771
Kyodo Shiryo Company, Ltd.	21,000	27,944
Kyokuto Kaihatsu Kogyo Company, Ltd. (a)	4,900	37,204
Kyokuyo Company, Ltd. (a)	15,000	26,483
Kyoritsu Maintenance Company, Ltd. (a)	1,300	23,574
Kyosan Electric Manufacturing Company, Ltd.	11,000	42,094
Kyoto Kimono Yuzen Company, Ltd.	20	17,568
Kyowa Leather Cloth Company, Ltd.	2,000	11,306
Kyudenko Corp.	8,000	45,017
Laox Company, Ltd.	10,000	10,698
Life Corp. (a)	8,000	108,262
Macnica, Inc. (a)	2,100	46,939
Maeda Corp. (a)	28,000	108,123
Maeda Road Construction Company, Ltd.	16,000	139,990
Maezawa Kasei Industries Company, Ltd.	2,000	28,996
Maezawa Kyuso Industries Company, Ltd. (a)	2,400	43,834
Mandom Corp.	2,800	68,429
Mars Engineering Corp. (a)	1,600	29,362
Marubun Corp. (a)	6,100	68,544
Marudai Food Company, Ltd. (a)	30,000	106,975
Maruetsu, Inc. *	14,000	75,735
Maruha Group, Inc.	28,000	45,782
Marusan Securities Company, Ltd. (a)	11,000	101,600
Maruwa Company, Ltd. (a)	1,300	22,104
Maruzen Company, Ltd. * (a)	22,000	30,231
Maruzen Showa Unyu Company, Ltd.	12,000	41,225
Maspro Denkoh Corp. (a)	4,000	32,319
Matsuda Sangyo Company, Ltd. (a)	2,750	93,995
Matsui Construction Company, Ltd. (a)	8,000	34,023
Matsuya Company, Ltd. (a)	5,000	82,188
Matsuya Foods Company, Ltd. (a)	2,000	23,935
Max Company, Ltd. (a)	8,000	118,351
Maxvalu Tokai Company, Ltd.	3,000	44,329
MEC Company, Ltd. (a)	2,400	25,737
Megachips Corp.	2,200	39,129

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Meidensha Corp. (a)	20,000	$63,837
Meiwa Corp. *	9,000	22,621
Meiwa Estate Company, Ltd. (a)	2,200	26,385
Mercian Corp.	18,200	39,889
Michinoku Bank, Ltd. (a)	29,000	89,537
Mikuni Coca-Cola Bottling Company, Ltd.	10,000	111,672
Mikuni Corp. *	11,000	39,894
Milbon Company, Ltd. (a)	1,200	34,023
Minato Bank, Ltd.	54,000	113,185
Ministop Company, Ltd. (a)	2,300	41,007
Misawa Homes Holdings, Inc. *	4,000	36,632
Mito Securities Company, Ltd.	8,000	30,057
Mitsuba Corp., Ltd.	9,000	59,489
Mitsubishi Cable Industries, Ltd. (a)	20,000	27,135
Mitsubishi Kakoki Kaisha, Ltd.	11,000	44,869
Mitsubishi Paper Mills, Ltd. (a)	52,000	99,496
Mitsubishi Pencil Company, Ltd.	4,000	55,175
Mitsubishi Steel Manufacturing Company, Ltd. (a)	11,000	53,670
Mitsuboshi Belting Company, Ltd. (a)	14,000	73,421
Mitsui High-Tec, Inc. (a)	7,100	82,560
Mitsui Home Company, Ltd.	7,000	40,485
Mitsui Knowledge Industry Company, Ltd.	134	28,728
Mitsui Mining Company, Ltd. * (a)	17,000	57,071
Mitsui Sugar Company, Ltd. (a)	15,000	52,966
Mitsui-Soko Company, Ltd. (a)	13,000	60,376
Mitsumura Printing Company, Ltd.	9,000	32,171
Mitsuuroko Company, Ltd. (a)	14,000	99,235
Miura Company, Ltd. (a)	3,300	105,905
Miyazaki Bank, Ltd.	25,000	95,886
Miyoshi Oil & Fat Company, Ltd. (a)	14,000	22,282
Miyuki Holdings Company, Ltd.	4,000	11,828
Mizuno Corp. (a)	14,000	78,170
Mochida Pharmaceutical Company, Ltd.	11,000	104,183
Modec, Inc. (a)	5,300	191,755
Morinaga & Company, Ltd. (a)	29,000	63,811
Morinaga Milk Industry Company, Ltd.	30,000	120,021
Morita Corp.	6,000	35,015
MOS Food Services, Inc. (a)	4,000	54,862
Moshi Moshi Hotline, Inc.	2,250	110,367
Mr. Max Corp. (a)	7,300	34,221
Mutoh Holdings Company, Ltd. * (a)	17,000	93,590
Mutow Company, Ltd. (a)	7,800	28,017
Nagano Bank, Ltd.	12,000	32,562
Nagatanien Company, Ltd. (a)	5,000	37,876
Nakabayashi Company, Ltd.	20,000	40,529
Nakamuraya Company, Ltd. (a)	7,000	35,189
Nakayama Steel Works, Ltd. (a)	24,000	56,775
NEC Fielding, Ltd.	8,900	102,794
NEC Leasing, Ltd.	3,000	51,087
NEC Mobiling, Ltd.	2,100	33,368
NEC Networks & System Integration Corp. (a)	7,200	79,339
NEC Tokin Corp. (a)	11,000	37,024

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Net One Systems Company, Ltd. (a)	89	$98,304
Netmarks, Inc.	28	7,013
Neturen Company, Ltd.	8,000	109,723
Nice Corp.	24,000	74,726
Nichia Steel Works, Ltd.	8,000	33,119
Nichias Corp. (a)	10,000	102,018
Nichiban Company, Ltd.	10,000	36,441
Nichicon Corp. (a)	13,800	174,990
Nichiha Corp. (a)	4,200	45,514
Nichii Gakkan Company, Ltd. (a)	5,300	91,360
Nichimo Corp.	28,000	19,482
Nichireki Company, Ltd. *	6,000	20,664
Nichiro Corp.	17,000	23,508
Nidec Copal Corp. (a)	2,700	30,691
Nidec Tosok Corp.	2,800	18,532
Nifco, Inc.	7,000	167,420
Nihon Dempa Kogyo Company, Ltd. (a)	2,700	168,134
Nihon Eslead Corp.	1,300	17,197
Nihon Inter Electronics Corp. (a)	5,000	15,394
Nihon Kagaku Sangyo Company, Ltd.	1,000	7,923
Nihon Kohden Corp. (a)	5,000	91,755
Nihon Nohyaku Company, Ltd. (a)	9,000	62,776
Nihon Parkerizing Company, Ltd. (a)	6,000	71,334
Nihon Yamamura Glass Company, Ltd.	16,000	38,685
Nikkiso Company, Ltd. (a)	8,000	65,959
Nikko Company, Ltd.	5,000	11,611
Nippei Toyama Corp.	4,000	33,989
Nippo Corp. (a)	13,000	103,905
Nippon Avionics Company, Ltd.	7,000	23,378
Nippon Beet Sugar
Manufacturing Company, Ltd. (a)	18,000	42,268
Nippon Carbon Company, Ltd. (a)	14,000	93,877
Nippon Ceramic Company, Ltd. (a)	3,000	45,686
Nippon Chemical Industrial Company, Ltd.	13,000	37,650
Nippon Chemi-Con Corp. (a)	24,000	212,489
Nippon Chemiphar Company, Ltd. * (a)	10,000	36,789
Nippon Concrete Industries Company, Ltd.	16,000	36,041
Nippon Denko Company, Ltd.	12,000	93,929
Nippon Densetsu Kogyo Company, Ltd. (a)	16,000	116,055
Nippon Denwa Shisetsu Company, Ltd.	10,000	34,789
Nippon Filcon Company, Ltd. * (a)	5,000	36,832
Nippon Fine Chemical Company, Ltd.	6,000	43,938
Nippon Flour Mills Company, Ltd. (a)	28,000	103,009
Nippon Gas Company, Ltd. (a)	5,000	51,009
Nippon Kanzai Company, Ltd. (a)	2,000	56,010
Nippon Kasei Chemical Company, Ltd. (a)	16,000	32,701
Nippon Koei Company, Ltd. (a)	11,000	30,997
Nippon Konpo Unyu Soko Company, Ltd. (a)	11,000	149,626
Nippon Koshuha Steel Company, Ltd. (a)	16,000	31,171
Nippon Metal Industry Company, Ltd. (a)	18,000	83,128
Nippon Paint Company, Ltd. (a)	33,000	170,482
Nippon Parking Development Company, Ltd. (a)	202	10,892

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Nippon Piston Ring Company, Ltd. (a)	13,000	$24,535
Nippon Restaurant System, Inc. (a)	1,300	40,137
Nippon Road Company, Ltd.	15,000	25,961
Nippon Seiki Company, Ltd.	4,000	102,800
Nippon Sharyo, Ltd. (a)	20,000	44,877
Nippon Shinyaku Company, Ltd.	9,000	79,135
Nippon Signal Company, Ltd. (a)	9,000	55,966
Nippon Soda Company, Ltd.	24,000	110,419
Nippon Synthetic Chemical Industry
Company, Ltd. (a)	11,000	64,576
Nippon System Development Company, Ltd. (a)	4,800	75,895
Nippon Thompson Company, Ltd. (a)	12,000	106,662
Nippon Valqua Industries, Ltd. (a)	10,000	34,441
Nippon Yakin Kogyo Company, Ltd.	9,500	94,934
Nippon Yusoki Company, Ltd.	5,000	26,613
Nipro Corp. (a)	7,000	138,198
Nishimatsu Construction Company, Ltd. (a)	60,000	181,075
Nissan Shatai Company, Ltd. (a)	20,000	122,978
Nissei Corp.	2,900	35,310
Nissei Plastic Industrial Company, Ltd.	4,000	19,064
Nissen Company, Ltd. (a)	5,500	31,523
Nisshin Fudosan Company, Ltd. (a)	2,900	30,998
Nisshin Oillio Group, Ltd. (a)	19,000	80,310
Nissin Corp.	11,000	38,172
Nissin Electric Company, Ltd.	20,000	92,190
Nissin Sugar Manufacturing Company, Ltd.	10,000	18,003
Nissui Pharmaceutical Company, Ltd.	3,000	22,047
Nitta Corp. (a)	4,100	83,262
Nittan Valve Company, Ltd.	4,000	28,944
Nittetsu Mining Company, Ltd. (a)	13,000	103,227
Nitto Boseki Company, Ltd.	36,000	104,262
Nitto FC Company, Ltd.	2,000	10,924
Nitto Kogyo Corp. (a)	4,000	61,576
Nitto Kohki Company, Ltd. (a)	3,500	80,971
NIWS Company HQ, Ltd. (a)	122	7,056
NOF Corp.	22,000	95,095
Nohmi Bosai, Ltd. (a)	6,000	37,363
Nomura Company, Ltd.	7,000	42,373
Noritake Company, Ltd. (a)	22,000	104,853
Noritsu Koki Company, Ltd.	2,500	50,335
Noritz Corp. (a)	7,200	100,567
NS Solutions Corp. (a)	2,800	77,440
Odakyu Electric Railway Company, Ltd.	3,900	25,134
Oenon Holdings, Inc. (a)	9,000	19,256
Oiles Corp. (a)	5,400	116,707
Oita Bank, Ltd. (a)	23,000	129,022
Okabe Company, Ltd.	9,000	51,192
Okamoto Industries, Inc.	11,000	38,555
Okamoto Machine Tool Works, Ltd.	7,000	23,500
Okamura Corp. (a)	10,000	78,535
Oki Electric Industry Company, Ltd. * (a)	35,000	60,271
Okinawa Electric Power Company, Inc. (a)	2,700	171,656

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
OKK Corp.	10,000	$31,223
Okumura Corp. (a)	26,000	132,284
Okura Industrial Company, Ltd. (a)	8,000	20,177
Okuwa Company, Ltd. (a)	5,000	63,794
Olympic Corp. (a)	4,600	29,725
ONO Sokki Company, Ltd.	5,000	37,267
Onoken Company, Ltd.	3,000	41,564
Organo Corp. (a)	9,000	169,464
Oriental Yeast Company, Ltd.	6,000	34,180
Origin Electric Company, Ltd.	6,000	32,875
Osaka Steel Company, Ltd.	5,200	96,104
Osaki Electric Company, Ltd. (a)	4,000	28,179
Oyo Corp.	3,400	43,054
Pacific Industrial Company, Ltd.	8,000	41,051
PanaHome Corp. (a)	10,000	63,315
Paramount Bed Company, Ltd. (a)	3,500	46,939
Parco Company, Ltd. (a)	7,000	93,329
Paris Miki, Inc. (a)	3,500	47,487
Pasona, Inc. (a)	36	48,217
Patlite Corp.	3,700	31,665
PCA Corp.	1,500	16,503
Penta-Ocean Construction Company, Ltd. * (a)	39,500	62,867
Pigeon Corp. (a)	2,700	45,250
Pilot Corp.	4	45,225
Piolax, Inc.	1,800	37,180
Press Kogyo Company, Ltd. (a)	12,000	49,783
Prima Meat Packers, Ltd. * (a)	25,000	27,614
Raito Kogyo Company, Ltd.	9,900	26,950
Rasa Industries, Ltd. (a)	10,000	24,787
Renown, Inc. * (a)	7,000	52,357
Resort Solution Company, Ltd.	8,000	32,423
Resorttrust, Inc. (a)	5,000	106,323
Rhythm Watch Company, Ltd. (a)	20,000	28,701
Ricoh Elemex Corp.	4,000	33,293
Ricoh Leasing Company, Ltd. (a)	3,600	74,361
Right On Company, Ltd. (a)	2,900	31,124
Riken Corp. (a)	16,000	80,431
Riken Keiki Company, Ltd.	4,000	31,623
Riken Technos Corp.	9,000	29,118
Riken Vitamin Company, Ltd.	2,000	52,183
Ringer Hut Company, Ltd. (a)	3,000	37,206
Rock Field Company, Ltd. (a)	1,800	26,159
Roland Corp.	2,700	75,144
Royal Holdings Company, Ltd. (a)	4,000	47,243
Ryobi, Ltd. (a)	23,000	149,426
Ryoden Trading Company, Ltd.	9,000	70,212
Ryosan Company, Ltd.	6,900	172,530
Ryoshoku, Ltd. (a)	4,100	95,921
Ryoyo Electro Corp. (a)	7,100	102,567
S Foods, Inc.	4,000	34,093
S Science Company, Ltd.	102,000	15,968
Sagami Chain Company, Ltd. (a)	4,000	38,859

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Saibu Gas Company, Ltd. (a)	84,000	$196,521
Saizeriya Company, Ltd. (a)	3,900	58,883
Sakai Chemical Industry Company, Ltd.	32,000	214,576
Sakata Seed Corp. (a)	9,000	121,091
Sala Corp.	8,000	41,607
San-Ai Oil Company, Ltd.	10,000	46,617
Sanden Corp. (a)	42,000	234,145
Sanei-International Company, Ltd. (a)	1,400	28,005
Sankei Building Company, Ltd. (a)	8,000	75,561
Sanki Engineering Company, Ltd. (a)	12,000	72,430
Sankyo Seiko Company, Ltd. (a)	7,000	25,996
Sankyo-Tateyama Holdings, Inc. (a)	35,000	49,009
Sanoh Industrial Company, Ltd.	5,000	40,746
Sanrio Company, Ltd. (a)	7,000	72,326
Sanshin Electronics Company, Ltd.	5,000	70,404
Sanyo Chemical Industries, Ltd.	12,000	74,622
Sanyo Denki Company, Ltd. (a)	16,000	85,580
Sanyo Shokai, Ltd.	18,000	132,284
Sanyo Special Steel Company, Ltd. (a)	9,000	74,987
Sato Corp. (a)	2,600	48,504
Sato Shoji Corp.	4,000	32,006
Satori Electric Company, Ltd. (a)	2,000	23,482
Secom Joshinetsu Company, Ltd.	900	21,917
Secom Techno Service Company, Ltd.	2,000	64,707
Seibu Electric Industry Company, Ltd.	8,000	40,285
Seijo Corp.	1,400	28,614
Seika Corp. (a)	16,000	42,442
Seikagaku Corp. (a)	4,600	53,049
Seiko Corp. (a)	11,000	64,863
Seiren Company, Ltd.	6,000	39,555
Seiyu, Ltd. * (a)	54,000	39,920
Sekisui Jushi Corp.	5,000	44,051
Sekisui Plastics Company, Ltd.	12,000	39,346
Senko Company, Ltd.	13,000	42,964
Senshu Electric Company, Ltd.	1,500	31,766
Senshukai Company, Ltd.	5,000	62,837
Shibaura Mechatronics Corp.	4,000	19,029
Shibusawa Warehouse Company, Ltd. (a)	10,000	55,401
Shibuya Kogyo Company, Ltd.	3,400	27,530
Shikibo, Ltd. (a)	20,000	23,482
Shikoku Bank, Ltd.	36,000	139,955
Shikoku Chemicals Corp.	6,000	33,815
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	38,746
Shima Seiki Manufacturing, Ltd. (a)	4,900	263,368
Shimizu Bank, Ltd.	2,000	75,317
Shin Nippon Air Technologies Company, Ltd.	4,700	25,221
Shinagawa Refractories Company, Ltd.	8,000	30,475
Shindengen Electric Manufacturing
Company, Ltd.	21,000	92,416
Shin-Etsu Polymer Company, Ltd. (a)	8,000	86,902
Shinkawa, Ltd.	3,900	71,399
Shin-Keisei Electric Railway Company, Ltd.	10,000	34,093

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Shinki Company, Ltd.	10,600	$8,942
Shinko Electric Company, Ltd. (a)	13,000	37,424
Shinko Plantech Company, Ltd.	6,000	86,832
Shinko Shoji Company, Ltd. (a)	3,000	55,966
Shin-Kobe Electric Machinery Company, Ltd. (a)	6,000	24,422
Shinmaywa Industries, Ltd. (a)	21,000	100,270
Shinsho Corp.	13,000	47,713
Shinwa Kaiun Kaisha, Ltd. (a)	16,000	166,011
Shiroki Corp.	12,000	27,970
Shizuki Electric Company, Inc.	9,000	33,110
Shizuoka Gas Company, Ltd.	11,000	52,905
Sho-Bond Corp. (a)	4,200	48,217
Shobunsha Publications, Inc. (a)	2,400	22,522
Shochiku Company, Ltd. (a)	14,000	107,149
Shoko Company, Ltd. (a)	19,000	27,431
Showa Aircraft Industry Company, Ltd.	3,000	34,754
Showa Corp. (a)	2,900	34,529
Showa Sangyo Company, Ltd.	20,000	48,530
Siix Corp.	2,000	50,444
Sinanen Company, Ltd. (a)	9,000	45,791
Sintokogio, Ltd.	8,000	120,160
SKY Perfect JSAT Corp. * (a)	56	24,011
SMK Corp. (a)	8,000	65,681
Snow Brand Milk Products Company, Ltd. (a)	29,000	88,781
SNT Corp.	7,000	44,382
Sodick Company, Ltd.	18,000	120,856
Soft99 Corp.	4,800	35,109
Sogo Medical Company, Ltd.	1,400	35,006
Sorun Corp.	4,600	22,564
Space Company, Ltd.	4,700	33,192
SSP Company, Ltd. (a)	29,000	134,684
ST Chemical Company, Ltd. (a)	3,000	40,911
St. Marc Holdings Company, Ltd. (a)	1,000	38,441
Star Micronics Company, Ltd. (a)	5,000	154,810
Starzen Company, Ltd.	14,000	31,901
Stella Chemifa Corp. (a)	1,000	25,439
Sugi Pharmacy Company, Ltd. (a)	7,700	187,511
Sugimoto & Company, Ltd.	2,500	37,746
Sumida Corp. (a)	1,900	31,810
Suminoe Textile Company, Ltd.	10,000	23,830
Sumisho Computer Systems Corp. (a)	4,700	91,973
Sumitomo Coal Mining Company, Ltd. * (a)	25,000	23,482
Sumitomo Densetsu Company, Ltd.	12,700	77,318
Sumitomo Light Metal Industries, Ltd. (a)	31,000	54,731
Sumitomo Mitsui Company, Ltd. * (a)	10,000	16,525
Sumitomo Pipe & Tube Company, Ltd.	6,000	46,130
Sumitomo Precision Products Company, Ltd. (a)	7,000	32,875
Sumitomo Seika Chemicals Company, Ltd. (a)	8,000	37,433
Sun Wave Corp.	10,000	19,221
Sunx, Ltd. (a)	5,300	30,330
Suruga Corp.	6,000	109,584
SWCC Showa Holdings Company, Ltd.	30,000	43,312

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
SxL Corp. * (a)	26,000	$15,150
T. Hasegawa Company, Ltd.	4,600	86,615
T. Rad Company, Ltd. (a)	9,000	50,487
Tachibana Eletech Company, Ltd.	4,000	39,833
Tachi-S Company, Ltd. (a)	5,300	41,946
Taihei Dengyo Kaisha, Ltd.	6,000	44,042
Taihei Kogyo Company, Ltd. (a)	12,000	65,020
Taiho Kogyo Company, Ltd. (a)	3,200	45,754
Taikisha, Ltd. (a)	7,000	94,547
Taisei Rotec Corp.	18,000	29,744
Takagi Securities Company, Ltd.	10,000	32,614
Takamatsu Corp. (a)	4,800	67,587
Takano Company, Ltd. (a)	1,800	15,780
Takaoka Electric Manufacturing Company, Ltd.	17,000	26,022
(a)
Takara Standard Company, Ltd. (a)	34,000	189,546
Takasago International Corp.	8,000	45,991
Takasago Thermal Engineering Company, Ltd. (a)	14,000	152,079
Takiron Company, Ltd.	10,000	32,701
Takuma Company, Ltd. (a)	15,000	85,971
Tamura Corp.	9,000	43,286
Tamura Taiko Holdings, Inc.	8,000	18,647
Tasaki Shinju Company, Ltd. (a)	7,000	27,883
Tatsuta Electric Wire & Cable Company, Ltd.	14,000	32,145
Tayca Corp.	10,000	30,614
Teac Corp. *	27,000	23,248
Techno Ryowa, Ltd.	3,100	22,189
Tecmo, Ltd. (a)	4,900	68,953
Teikoku Piston Ring Company, Ltd. (a)	3,000	27,005
Teikoku Tsushin Kogyo Company, Ltd. (a)	7,000	29,953
Tekken Corp. (a)	20,000	31,310
Tenma Corp. (a)	5,200	89,365
Tigers Polymer Corp.	1,000	6,349
TIS, Inc. (a)	5,500	107,149
TKC Corp.	3,700	66,772
TOA Corp. *	32,000	35,902
TOA Oil Company, Ltd.	23,000	36,006
Toagosei Company, Ltd.	57,000	212,176
Tobishima Corp. * (a)	38,500	21,430
Tobu Store Company, Ltd.	14,000	46,147
TOC Company, Ltd. (a)	20,000	183,858
Tocalo Company, Ltd. (a)	2,000	37,485
Tochigi Bank, Ltd.	19,000	106,088
Toda Kogyo Corp.	10,000	42,094
Todentsu Corp. *	13,000	35,276
Toei Company, Ltd. (a)	11,000	57,019
Toenec Corp. (a)	11,000	54,244
Toho Bank, Ltd. (a)	35,000	130,284
Toho Company, Ltd.	10,000	32,353
Toho Real Estate Company, Ltd. (a)	6,000	45,660
Toho Zinc Company, Ltd. (a)	13,000	119,847
Tohoku Bank, Ltd.	15,000	25,439

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Tokai Corp.	7,000	$26,057
Tokimec, Inc.	14,000	29,466
Toko Electric Corp.	10,000	33,136
Toko, Inc. (a)	15,000	33,919
Tokushima Bank, Ltd. (a)	15,000	105,149
Tokushu Tokai Holdings Company, Ltd. *	23,110	53,866
Tokyo Dome Corp.	21,000	113,237
Tokyo Electron Device, Ltd.	17	30,162
Tokyo Energy & Systems, Inc. (a)	5,000	35,267
Tokyo Kikai Seisakusho, Ltd. (a)	10,000	28,962
Tokyo Leasing Company, Ltd.	8,500	81,688
Tokyo Rakutenchi Company, Ltd.	8,000	27,761
Tokyo Rope Manufacturing Company, Ltd. (a)	19,000	33,380
Tokyo Style Company, Ltd.	14,000	145,382
Tokyo Tekko Company, Ltd. (a)	4,000	22,334
Tokyo Theatres Company, Inc. (a)	11,000	25,831
Tokyo Tomin Bank (The), Ltd. *	1,500	43,964
Tokyotokeiba Company, Ltd.	33,000	84,954
Tokyu Community Corp. (a)	1,500	43,312
Tokyu Construction Company, Ltd. (a)	11,840	59,210
Tokyu Livable, Inc. (a)	2,100	36,017
Tokyu Recreation Company, Ltd.	6,000	35,641
Tokyu Store Chain Company, Ltd. (a)	12,000	51,870
Toli Corp.	10,000	24,613
Tomato Bank, Ltd.	16,000	33,536
Tomen Electronics Corp. (a)	1,700	25,283
Tomoe Corp. (a)	8,000	22,265
Tomoku Company, Ltd.	16,000	32,980
Tomy Company, Ltd. (a)	5,900	31,250
Tonami Transportation Company, Ltd. (a)	14,000	40,911
Topre Corp.	6,000	53,331
Topy Industries, Ltd.	19,000	50,731
Tori Holdings Company, Ltd.	82,000	14,263
Torigoe Company, Ltd.	5,000	35,180
Torii Pharmaceutical Company, Ltd.	3,400	59,732
Torishima Pump Manufacturing Company, Ltd. (a)	5,000	70,621
Toshiba Plant Systems & Services Corp. (a)	10,000	97,147
Tosho Printing Company, Ltd.	9,000	28,022
Totetsu Kogyo Company, Ltd.	7,000	45,965
Tottori Bank, Ltd.	12,000	32,353
Touei Housing Corp. (a)	5,000	48,356
Towa Bank, Ltd. (a)	28,000	43,347
Towa Corp. (a)	4,900	45,642
Towa Pharmaceutical Company, Ltd. (a)	1,800	77,961
Towa Real Estate Development
Company, Ltd. * (a)	7,500	19,960
Toyo Construction Company, Ltd. * (a)	30,000	26,352
Toyo Corp. (a)	3,700	52,066
Toyo Electric Manufacturing Company, Ltd. (a)	6,000	19,777
Toyo Engineering Corp.	19,000	108,567
Toyo Ink Manufacturing Company, Ltd.	30,000	101,496
Toyo Kanetsu KK	15,000	33,919

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Toyo Kohan Company, Ltd.	12,000	$76,709
Toyo Machinery & Metal Company, Ltd. (a)	4,000	19,308
Toyo Securities Company, Ltd.	14,000	49,313
Toyo Tire & Rubber Company, Ltd. (a)	33,000	192,294
Toyo Wharf & Warehouse Company, Ltd. (a)	16,000	32,423
Trans Cosmos, Inc. (a)	2,100	34,391
Trusco Nakayama Corp. (a)	5,400	93,460
Tsubakimoto Chain Company, Ltd.	19,000	126,248
Tsugami Corp. (a)	8,000	30,405
Tsukishima Kikai Company, Ltd. (a)	5,000	45,399
Tsurumi Manufacturing Company, Ltd.	4,000	36,702
Tsutsumi Jewelry Company, Ltd. (a)	3,700	89,781
TTK Company, Ltd.	7,000	41,033
TYK Corp.	16,000	37,293
Ube Material Industries, Ltd.	12,000	38,198
Uchida Yoko Company, Ltd.	7,000	31,779
Unicharm Petcare Corp.	2,000	88,885
Uniden Corp.	9,000	59,567
Unimat Life Corp.	2,800	32,997
Union Tool Company, Ltd. (a)	1,200	51,766
Unitika, Ltd.	51,000	60,767
U-Shin, Ltd. (a)	4,000	17,394
Valor Company, Ltd. (a)	6,000	65,020
Venture Link Company, Ltd. * (a)	12,400	19,089
Victor Company of Japan, Ltd. * (a)	19,000	42,303
Vital-Net, Inc.	6,500	40,533
Wakachiku Construction Company, Ltd.	17,000	15,968
Warabeya Nichiyo Company, Ltd. (a)	2,500	36,528
Watabe Wedding Corp.	2,000	29,657
Watami Company, Ltd. (a)	5,900	91,235
Wood One Company, Ltd. (a)	6,000	32,875
Yahagi Construction Company, Ltd. (a)	8,000	33,328
Yaizu Suisankagaku Industry Company, Ltd.	2,700	28,672
Yamagata Bank, Ltd. (a)	28,000	151,957
Yamaichi Electronics Company, Ltd. (a)	3,900	23,506
Yaoko Company, Ltd. (a)	3,200	83,075
Yasuda Warehouse Company, Ltd.	4,000	39,694
Yellow Hat, Ltd.	3,600	25,486
Yodogawa Steel Works, Ltd.	27,000	134,084
Yokogawa Bridge Corp. (a)	9,000	55,966
Yokohama Reito Company, Ltd.	11,000	85,241
Yokowo Company, Ltd.	4,600	35,686
Yomeishu Seizo Company, Ltd. (a)	6,000	63,194
Yomiuri Land Company, Ltd. (a)	6,000	26,196
Yondenko Corp. (a)	7,000	38,476
Yonekyu Corp. (a)	3,500	36,011
Yorozu Corp.	3,000	38,485
Yoshimoto Kogyo Company, Ltd.	5,000	72,186
Yoshinoya D&C Company, Ltd. (a)	50	80,884
Yuasa Funashoku Company, Ltd. *	10,000	25,744
Yuasa Trading Company, Ltd. (a)	21,000	32,327
Yukiguni Maitake Company, Ltd.	7,100	21,921

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Yuraku Real Estate Company, Ltd.	7,000	$30,440
Yurtec Corp.	9,000	52,522
Yushiro Chemical Industry Company, Ltd. (a)	2,000	35,310
Zenrin Company, Ltd. (a)	4,600	115,220
Zuken, Inc. (a)	4,400	41,903

		49,726,059
Netherlands - 2.62%
Aalberts Industries NV	38,420	913,339
Accell Group NV (a)	1,129	52,651
Arcadis NV	1,567	112,066
ASM International NV	5,347	152,199
Beter Bed Holding NV	1,861	52,231
Brunel International NV	1,198	33,896
Corporate Express NV, SADR (a)	1,700	18,547
Draka Holding NV	1,175	52,290
Eriks Group NV (a)	887	66,840
Gamma Holding NV	431	34,010
Getronics NV *	4,302	37,923
Grolsch NV	1,177	43,694
Grontmij NV	1,708	77,710
Heijmans NV	920	42,368
Hunter Douglas NV	1,045	93,604
ICT Automatisering NV	1,785	29,922
Imtech NV (a)	10,827	886,992
KAS Bank NV	1,603	58,551
Koninklijke BAM Groep NV	9,471	251,677
Koninklijke Boskalis Westinster NV (a)	7,359	369,973
Koninklijke Ten Cate NV (a)	3,853	156,074
Laurus NV *	9,291	56,142
Macintosh Retail Group NV (a)	2,604	91,300
Nutreco Holding NV (a)	4,100	288,962
Oce NV (a)	11,884	249,057
OPG Groep NV (a)	8,372	271,395
Ordina NV (a)	4,066	75,038
Pharming Group NV * (a)	8,121	30,483
Sligro Food Group NV (a)	3,098	140,643
Smit Internationale NV	1,358	118,185
Stork NV	1,018	66,146
Tele Atlas NV *	8,600	248,829
Telegraaf Media Groep NV (a)	6,008	202,279
TKH Group NV	6,216	152,631
Unit 4 Agresso NV	2,085	61,216
Univar NV	1,747	132,118
USG People NV	3,245	92,229

		5,813,210
New Zealand - 0.48%
Fisher & Paykel Appliances Holdings, Ltd. (a)	43,440	117,013
Freightways, Ltd.	17,697	50,884
Infratil, Ltd.	55,708	125,190
Mainfreight, Ltd. (a)	10,000	50,696
New Zealand Oil & Gas, Ltd. *	39,136	30,501

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

New Zealand (continued)
Nuplex Industries, Ltd.	14,334	$79,608
PGG Wrightson, Ltd.	46,710	68,212
Port of Tauranga, Ltd. (a)	12,337	62,543
Pumpkin Patch, Ltd. (a)	20,900	49,181
Ryman Healthcare, Ltd.	83,695	131,722
Sky City Entertainment Group, Ltd.	46,388	183,219
Steel & Tube Holdings, Ltd.	7,409	24,106
Tourism Holdings, Ltd.	27,130	49,267
Tower, Ltd. *	24,522	41,562

		1,063,704
Norway - 0.98%
Acta Holding ASA	11,200	50,285
Aktiv Kapital ASA * (a)	5,200	86,950
Altinex ASA *	15,000	60,972
Blom ASA *	5,400	51,383
Bonheur ASA (a)	3,500	162,962
Det Norske Oljeselskapb ASA *	64,128	132,704
DOF ASA (a)	500	4,896
EDB Business Partner ASA	9,800	80,395
Ekornes ASA (a)	7,000	148,735
Ementor ASA *	9,000	81,149
Fast Search & Transfer ASA * (a)	36,000	72,502
Ganger Rolf ASA	1,600	67,698
Kongsberg Gruppen ASA	1,700	86,063
Leroy Seafood Group ASA (a)	4,800	109,085
Ocean Rig ASA *	32,900	241,934
Petrolia Drilling ASA *	76,000	40,862
Sevan Marine ASA *	9,200	95,616
Solstad Offshore ASA	4,600	121,538
Sparebanken Midt-Norge	8,600	111,228
Tandberg ASA (a)	2,750	65,926
Tomra Systems ASA (a)	24,000	172,939
Veidekke ASA	13,000	118,896

		2,164,718
Portugal - 0.32%
Impresa, SGPS SA *	11,168	35,727
Jeronimo Martins, SGPS SA	21,049	128,987
Mota Engil, SGPS SA	19,025	144,716
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	6,656	108,168
Sonae Industria, SGPS SA *	3,131	35,079
Sonaecom, SGPS SA * (a)	38,601	187,700
Teixeira Duarte, Engenharia & Construcoes SA	21,621	62,711

		703,088
Singapore - 1.57%
Bonvests Holdings, Ltd.	56,400	53,197
Bukit Sembawang Estates, Ltd.	6,000	46,487
Cerebos Pacific, Ltd.	16,000	43,333
CH Offshore, Ltd.	136,000	83,379
China Merchants Holdings Pacific, Ltd.	73,000	40,821
Chuan Hup Holdings, Ltd.	182,000	44,142

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Creative Technology, Ltd. (a)	15,500	$63,700
Delong Holdings, Ltd. *	45,500	101,159
Ezra Holdings Pte, Ltd. (a)	41,000	176,784
Goodpack, Ltd.	36,000	50,691
Hartford Education Corp., Ltd.	9,164	1,111
Hi-P International, Ltd. (a)	126,000	60,271
Hong Leong Asia, Ltd.	42,000	109,789
Hotel Plaza, Ltd.	21,000	30,701
Hotel Properties, Ltd. *	38,500	122,428
HTL International Holdings, Ltd. (a)	58,000	32,823
Hwa Hong Corp., Ltd.	92,000	48,036
Hyflux, Ltd. (a)	55,000	106,346
Jaya Holdings, Ltd.	96,000	129,354
Jurong Technologies Industrial Corp., Ltd. (a)	49,500	25,178
K1 Ventures, Ltd. *	367,000	79,121
Keppel Telecommunications & Transportation
Company, Ltd. (a)	57,000	172,809
Kim Eng Holdings, Ltd.	48,000	64,354
Labroy Marine, Ltd. (a)	105,000	172,607
Metro Holdings, Ltd. (a)	74,000	51,849
MFS Technology, Ltd.	113,000	49,865
Midas Holdings, Ltd.	92,000	107,229
MobileOne, Ltd.	25,000	34,528
NatSteel, Ltd.	21,000	23,769
Orchard Parade Holdings, Ltd. *	70,000	97,622
Osim International, Ltd. (a)	43,000	17,382
Petra Foods, Ltd. (a)	46,000	49,896
Raffles Education Corp., Ltd.	110,000	169,710
Robinson & Company, Ltd.	13,000	42,565
Singapore Food Industries, Ltd.	21,000	11,460
Singapore Post, Ltd.	80,000	65,755
Sinomem Technology, Ltd. * (a)	81,000	72,580
SMRT Corp., Ltd. (a)	41,000	47,234
Straits Trading Company, Ltd.	63,000	191,848
Sunningdale Tech, Ltd.	144,000	42,202
Tat Hong Holdings, Ltd.	26,000	42,215
Unisteel Technology, Ltd. (a)	43,750	63,372
United Engineers, Ltd.	32,000	84,080
United Test & Assembly Center, Ltd. *	238,000	189,207
UOB-Kay Hian Holdings, Ltd.	94,000	136,158
WBL Corp., Ltd.	13,000	34,508

		3,483,655
South Korea - 0.32%
Bukwang Pharmaceutical Company, Ltd. (a)	5,082	168,539
Dongbu Hannong Chemicals Company, Ltd.	1,739	31,544
Pantech & Curitel Communications, Inc. *	882	0
Pantech Company, Ltd. *	443	0
Taeyoung Engineering & Construction, Ltd.	12,700	165,836
Tong Yang Investment Bank	15,326	281,350
Woongjin Holdings Company, Ltd.	721	14,654

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

South Korea (continued)
Woongjin Thinkbig Company, Ltd. *	2,038	$42,869

		704,792
Spain - 2.00%
Abengoa SA (a)	7,583	299,834
Adolfo Dominguez SA (a)	1,759	83,907
Amper SA	8,329	142,343
Avanzit SA * (a)	31,495	113,043
Banco Guipuzcoano SA (a)	20,430	411,311
Campofrio Alimentacion SA *	2,225	39,544
Construcciones & Auxiliar de Ferrocarriles SA (a)	428	151,554
Duro Felguera SA (a)	6,660	75,943
Ebro Puleva SA (a)	7,641	156,224
FAES FARMA SA (a)	9,640	170,916
Grupo Empresarial Ence SA	20,720	233,615
La Seda de Barcelona SA *	57,973	183,810
Mecalux SA * (a)	2,884	130,436
Natra SA	4,032	56,696
Natraceutical SA * (a)	35,597	63,265
NH Hoteles SA *	4,594	89,028
Obrascon Huarte Lain SA	7,054	263,371
Pescanova SA (a)	1,382	63,821
Prim SA	2,640	62,234
Prosegur Cia de Seguridad SA	1,259	45,646
Service Point Solutions SA (a)	19,294	91,898
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA * (a)	11,029	54,100
SOS Cuetara SA (a)	20,535	411,089
Tecnocom, Telecomunicaciones & Energia SA *	6,606	55,321
Tubacex SA (a)	28,525	279,031
Unipapel SA *	1,050	36,650
Uralita SA	15,058	147,511
Urbas Proyectos Urbanisticos SA * (a)	10,449	23,473
Vertice Trescientos Sesenta Grados SA * (a)	17,987	3,836
Vidrala SA	1,663	60,128
Viscofan SA	11,757	273,475
Zeltia SA * (a)	14,274	154,849

		4,427,902
Sweden - 1.95%
AddTech AB, Series B (a)	2,600	59,022
Angpanneforeningen AB, Series B (a)	2,600	70,265
Axfood AB (a)	5,450	183,055
Axis Communications AB	10,500	225,388
Bergman & Beving AB, Series B (a)	4,000	131,573
Billerud Aktibolag AB (a)	10,000	133,580
Cardo AB (a)	3,200	108,717
Clas Ohlson AB, Series B (a)	2,475	60,198
D. Carnegie & Company AB	30,200	631,936
Gunnebo AB (a)	8,726	107,130
Haldex AB (a)	4,300	98,942
HIQ International AB	8,000	50,035
Hoganas AB, Series B	5,800	153,162

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Sweden (continued)
IBS AB, Series B *	23,000	$55,764
JM AB	14,638	351,511
Lennart Wallenstam Byggnads AB, Series B	3,900	80,102
Lindex AB	9,700	159,532
Micronic Laser Systems AB *	6,200	43,564
Munters AB (a)	7,350	105,559
New Wave Group AB, Series B	4,600	45,464
Nibe Industrier AB, Series B	4,800	47,811
Nobia AB (a)	25,200	241,279
Nolato AB, Series B	4,000	35,210
Obsever AB * (a)	19,000	71,006
PartnerTech AB	1,600	19,705
Peab AB, Series B	14,400	155,108
Peab Industri AB *	7,200	33,357
Q-Med AB	9,200	131,418
RNB Retail & Brands AB	5,416	67,329
SkiStar AB, Series B (a)	6,100	110,451
Studsvik AB	1,000	28,955
Sweco AB, Series B *	7,000	69,454
Teleca AB, Series B *	6,800	16,277
Telelogic AB *	19,000	61,030
Trelleborg AB, Series B	15,800	370,875

		4,313,764
Switzerland - 4.01%
Affichage Holding AG *	309	68,558
AFG Arbonia-Forster Holding AG (a)	291	107,939
Allreal Holding AG (a)	916	107,188
Bank Coop AG (a)	1,859	118,641
Bank Sarasin & Compagnie AG, Series B	61	267,546
Belimo Holding AG	64	76,536
Berner Kantonalbank *	910	166,822
Bobst Group AG	40	2,913
Bucher Industries AG	1,199	222,062
Charles Voegele Holding AG *	913	80,167
Conzzeta Holding AG	37	76,704
Emmi AG	445	62,136
EMS-Chemie Holding AG	425	59,271
Energiedienst Holding AG * (a)	299	160,341
Flughafen Zuerich AG	437	168,365
Forbo Holding AG *	348	205,697
Galenica Holding AG	430	183,257
Georg Fischer AG *	609	418,138
Gurit Heberlein AG	364	383,847
Helvetia Patria Holding AG	685	234,573
Hiestand Holding AG, Series A (a)	39	79,848
Jelmoli Holding AG	135	369,606
Kaba Holding AG, Series B * (a)	447	134,404
Kuoni Reisen Holding AG, Series B	1,959	922,988
Luzerner Kantonalbank	1,251	281,310
Mobilezone Holding AG	10,362	67,817
Phoenix Mecano AG	228	94,434

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Switzerland (continued)
PubliGroupe SA	418	$145,379
Rieter Holding AG	615	331,906
Schulthess Group AG (a)	810	101,306
Schweizerische
National-Versicherungs-Gesellschaft AG	78	60,136
SEZ Holding AG	972	22,565
Sia Abrasives Holding AG	131	52,912
St. Galler Kantonalbank * (a)	614	265,882
Swissfirst AG	1,127	86,406
Swissquote Group Holding SA *	1,240	68,408
Tamedia AG	451	57,140
Tecan Group AG *	2,488	159,849
Temenos Group AG * (a)	3,323	77,428
Valiant Holding AG *	3,659	554,171
Valora Holding AG	778	155,220
Verwaltungs & Privat Bank AG	3,265	788,735
Von Roll Holding AG *	45,601	332,041
Vontobel Holding AG (a)	9,372	478,897
WMH Walter Meier AG, Series A *	178	33,851

		8,893,340
Taiwan - 0.11%
Shinkong Synthetic Fibers Corp. *	410,365	155,922
Sinyi Realty Company, Ltd.	35,816	97,675
Ya Hsin Industrial Company, Ltd. *	138,000	0

		253,597
Thailand - 0.00%
Bangkok Aviation Fuel Services PCL	27,874	8,783

United Kingdom - 18.83%
A.G. Barr PLC	1,500	37,216
Abacus Group PLC	13,889	22,935
Abbot Group PLC	27,144	163,936
Aberdeen Asset Management PLC	87,431	326,181
AEA Technology PLC *	19,508	45,636
Aga Foodservice Group PLC *	19,460	167,020
Aggreko PLC	47,192	556,082
Alexon Group PLC	8,602	32,530
Alfred McAlpine PLC	19,342	192,327
Alizyme PLC *	22,479	32,652
Amlin PLC *	25,935	174,214
Anglo Pacific Group PLC *	14,519	48,839
Anglo-Eastern Plantations PLC	8,092	60,213
Anite Group PLC	66,831	97,415
Arena Leisure PLC	107,875	123,155
Arriva PLC	20,459	322,200
Ashtead Group PLC	50,307	106,661
Autonomy Corp. PLC *	30,010	526,758
Aveva Group PLC	8,406	157,317
Avis Europe PLC *	71,985	52,831
Axis-Shield PLC *	6,528	37,396
Axon Group PLC	11,511	196,770
Babcock International Group PLC	23,060	239,757

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Beazley Group PLC	17,564	$65,526
Benfield Group, Ltd. *	6,672	39,445
Bespak PLC	3,566	47,799
BICC PLC	31,346	303,222
Biocompatibles International PLC *	10,935	39,681
Blacks Leisure Group PLC	8,616	48,084
Blinkx PLC *	30,010	17,895
Bloomsbury Publishing PLC	13,378	40,296
Bodycote International PLC	123,466	624,225
Bovis Homes Group PLC	26,718	356,225
BPP Holdings PLC	5,007	62,470
Braemar Seascope Group PLC	5,361	44,154
Brewin Dolphin Holdings PLC	48,637	182,195
Brit Insurance Holdings PLC	76,977	535,913
British Polythene Industries PLC *	4,443	34,283
Britvic PLC	11,896	78,333
BSS Group PLC	10,970	102,651
Burren Energy PLC	14,820	253,787
Capital & Regional PLC	13,564	203,520
Care UK PLC	9,522	96,526
Carillion PLC	44,876	349,935
Carpetright PLC	5,505	118,063
Castings PLC	6,705	38,820
Catlin Group, Ltd.	10,377	96,837
Centaur Media PLC	36,430	88,008
Ceramic Fuel Cells, Ltd. *	40,600	29,383
Charles Taylor Consulting PLC	6,425	47,219
Charter PLC *	11,570	279,036
Chemring Group PLC	10,411	383,100
Chime Communications PLC	60,938	59,320
Chloride Group PLC	45,330	166,341
Christian Salvesen PLC	75,032	96,367
Chrysalis Group PLC	21,622	41,876
Clinton Cards PLC	33,476	36,170
Communisis PLC	31,511	46,574
Computacenter PLC	12,617	51,572
Cookson Group PLC	27,938	434,573
Costain Group PLC *	86,824	60,181
Cranswick PLC	8,057	120,891
Creston PLC	10,587	25,792
Croda International PLC	19,600	255,728
CSR PLC *	3,852	50,533
D.S. Smith PLC	71,346	271,627
Dairy Crest Group PLC	15,460	198,245
Dana Petroleum PLC *	9,954	235,801
Davis Service Group PLC	24,951	272,389
Dawson Holdings PLC	18,986	40,254
De La Rue PLC *	23,027	342,691
Dechra Pharmaceuticals PLC	6,779	48,163
Delta PLC	17,178	46,051
Detica Group PLC	24,675	156,444
Development Securities PLC	8,899	97,604

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Devro PLC	35,231	$63,564
Dignity PLC	4,361	70,991
Diploma PLC	2,935	65,997
Domestic & General Group PLC	4,773	134,864
Domino Printing Sciences PLC	24,282	156,428
DTZ Holdings PLC	7,566	72,842
E2V Technologies PLC	17,360	101,395
Electrocomponents PLC	97,748	507,650
Elementis PLC	86,991	174,241
EMAP PLC	24,028	430,575
Ennstone PLC	59,550	48,561
Enodis PLC	37,756	134,315
Entertainment Rights PLC *	100,576	45,109
Erinaceous Group PLC	13,908	15,594
Euromoney Institutional Investor PLC	11,128	120,009
Evolution Group PLC	47,411	103,662
Expro International Group PLC	13,879	278,134
F&C Asset Management PLC	60,938	248,462
Fenner PLC	21,742	112,251
Filtrona PLC	51,099	238,035
Findel PLC	12,673	166,383
FKI PLC	89,617	166,255
Forth Ports PLC	8,466	305,833
Fortune Oil PLC *	359,509	43,901
Foseco PLC *	10,257	45,271
French Connection Group PLC	8,047	23,049
Fuller Smith & Turner PLC	9,317	133,908
Galiform PLC *	201,168	451,122
Galliford Try PLC	45,150	135,306
Game Group PLC	60,751	237,792
GCAP Media PLC	18,571	78,559
Go-Ahead Group PLC	5,758	280,316
Greene King PLC	26,500	476,493
Greggs PLC	980	96,397
Gyrus Group PLC *	21,670	168,979
Halfords Group PLC	22,110	159,789
Halma PLC	53,572	246,006
Hampson Industries PLC	14,601	50,677
Headlam Group PLC	16,906	194,213
Helical Bar PLC	19,485	181,435
Helphire PLC	17,190	118,888
Henderson Group PLC (a)	135,328	471,076
Henry Boot PLC	26,180	121,421
Highway Insurance Holdings PLC	28,215	40,696
Hikma Pharmaceuticals PLC	11,309	96,831
Hill & Smith Holdings PLC	11,574	91,727
Hiscox PLC	67,190	383,535
HMV Group PLC	48,637	116,010
Holidaybreak PLC	6,396	97,142
Homeserve PLC	33,099	1,167,356
Hunting PLC	20,921	288,531
Huntsworth PLC	20,523	43,094

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Hyder Consulting PLC	4,872	$48,321
IG Group Holdings PLC	35,770	276,194
Imagination Technologies Group PLC *	25,207	60,638
Inmarsat PLC	40,250	373,148
Intec Telecom Systems PLC *	38,573	39,122
Interserve PLC	18,083	175,293
Intertek Group PLC	21,026	405,928
Investec PLC	4,733	49,402
ITE Group PLC	35,107	123,102
J.D. Wetherspoon PLC	21,465	231,926
James Fisher & Sons PLC	9,920	128,722
Jardine Lloyd Thompson Group PLC	16,768	127,677
Jessops PLC (a)	13,570	3,389
JJB Sports PLC	40,927	128,491
JKX Oil & Gas PLC	20,877	148,963
John Menzies PLC *	3,700	42,241
John Wood Group PLC	25,390	205,104
Johnson Service Group PLC	7,456	38,304
Johnston Press PLC	30,257	200,317
Keller Group PLC	21,691	435,349
Kesa Electricals PLC	29,339	164,632
Kier Group PLC	5,040	187,720
Kiln, Ltd.	34,221	74,474
Kingston Communications PLC	55,662	74,894
Laird Group PLC *	25,041	275,669
Laura Ashley Holdings PLC	103,488	54,854
Liontrust Asset Management PLC	5,181	39,925
Lookers PLC	28,870	77,101
Low & Bonar PLC	25,560	70,215
Luminar PLC	11,233	137,630
M.J. Gleeson Group PLC	10,775	77,871
Marshalls PLC	22,651	134,261
Marston's PLC	54,212	374,108
Marylebone Warwick Balfour Group PLC *	22,899	125,811
McBride PLC	15,311	54,312
Meggitt PLC	23,350	151,019
Melrose Resources PLC	8,798	54,032
Metalrax Group PLC	22,036	25,719
Mice Group PLC	48,380	5,918
Michael Page International PLC	32,257	271,263
Micro Focus International PLC	15,909	96,731
Minerva PLC *	16,810	77,535
Misys PLC	59,049	266,040
Mitie Group PLC	40,564	206,739
Morgan Crucible Company PLC	39,661	239,735
Morgan Sindall PLC	3,466	110,582
Morse PLC	27,374	49,667
Mothercare PLC	11,048	85,869
Mouchel Parkman PLC	15,227	119,669
N. Brown Group PLC	39,636	219,787
National Express Group PLC	13,063	329,424
Northgate Information Solutions PLC	63,384	91,422

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Northgate PLC	10,250	$193,289
Northumbrian Water Group PLC	47,126	327,370
NSB Retail Systems PLC	75,768	40,547
Pace Micro Technology PLC *	22,213	45,737
Paypoint PLC	5,790	70,823
Pendragon PLC	167,620	204,177
Photo-Me International PLC	24,627	25,982
Pinewood Shepperton PLC	8,060	42,106
Premier Farnell PLC	63,770	205,732
Premier Oil PLC *	14,615	300,928
Protherics PLC *	51,506	51,976
Psion PLC	28,332	69,600
PZ Cussons PLC	25,240	86,445
QXL Ricardo PLC *	2,277	46,420
Rathbone Brothers PLC	10,811	269,988
Raymarine PLC	13,300	69,141
REA Holdings PLC *	4,098	46,200
Redrow PLC	33,287	274,326
Regent Inns PLC *	26,754	39,407
Regus Group PLC	127,837	320,556
Renishaw PLC	8,451	114,743
Rensburg Sheppards PLC	5,301	86,347
Restaurant Group PLC	43,039	237,121
RM PLC	11,530	45,013
Robert Walters PLC	17,462	84,814
Robert Wiseman Dairies PLC	6,778	60,592
ROK PLC	7,461	29,052
Rotork PLC	10,588	218,011
Royalblue Group PLC	4,074	82,224
RPC Group PLC	19,953	114,710
RPS Group PLC	51,084	352,782
Savills PLC	23,562	176,407
SDL PLC *	12,484	84,877
Senior PLC	89,677	212,985
Serco Group PLC	48,653	411,623
Severfield-Rowen PLC	1,929	82,662
Shanks Group PLC	23,610	107,456
Shore Capital Group PLC	22,807	29,990
Skyepharma PLC *	127,236	42,799
SMG PLC *	32,342	22,088
Smiths News PLC	32,271	80,263
Soco International PLC *	8,946	387,005
Sondex PLC	15,395	145,313
Spectris PLC	18,161	325,070
Speedy Hire PLC	4,151	91,648
Spirax-Sarco Engineering PLC	18,222	379,284
Spirent Communications PLC, ADR *	92,513	112,689
Spirent Communications PLC *	992	4,712
Sportech PLC *	67,000	15,025
Spring Group PLC	29,401	40,159
SSL International PLC	27,606	239,185
St. Ives Group PLC	10,242	42,804

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
St. Modwen Properties PLC	23,999	$232,519
Stagecoach Group PLC	46,745	216,562
Sthree PLC *	11,149	66,596
Surfcontrol PLC *	4,312	60,656
Taylor Nelson Sofres PLC	59,710	274,800
TDG PLC	7,411	35,089
Telent PLC	12,126	145,110
Thorntons PLC	11,977	41,753
Thus Group PLC *	22,962	71,856
Topps Tiles PLC	36,666	147,069
Town Centre Securities PLC	4,155	30,388
Trinity Mirror PLC	30,793	258,638
TT electronics PLC	25,513	78,798
TUI Travel PLC * (a)	48,309	248,182
UK Coal PLC *	25,532	262,596
Ultra Electronics Holdings PLC	8,853	199,974
Umeco PLC	4,748	60,642
Uniq PLC	31,402	131,236
United Business Media PLC	28,226	398,485
UTV PLC	5,094	39,463
Venture Production PLC	14,570	201,981
Vernalis PLC *	60,104	49,625
Victrex PLC	9,390	126,343
VT Group PLC	22,913	268,124
W.H. Smith PLC	32,271	252,631
W.S. Atkins PLC	13,042	303,636
Weir Group(The) PLC	35,685	599,817
Whatman PLC	20,925	79,452
White Young Green PLC	4,301	39,808
Wilmington Group PLC	8,076	39,020
Wincanton PLC	11,919	94,643
Wolfson Microelectronics PLC *	11,274	56,138
Woolworths Group PLC	185,655	67,181
WSP Group PLC	10,892	157,100
Xaar PLC	8,223	33,611
Xansa PLC	25,638	67,294
Yule Catto & Company PLC	50,811	235,917

		41,711,724

TOTAL COMMON STOCKS (Cost $193,577,717)		$219,896,259

PREFERRED STOCKS - 0.02%
Australia - 0.02%
Village Roadshow, Ltd. *	14,479	38,585

TOTAL PREFERRED STOCKS (Cost $34,807)		$38,585

WARRANTS - 0.01%
Hong Kong - 0.00%
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/22/2010, Strike
Price HKD 6.00)	4,500	1,071

International Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS (continued)

New Zealand - 0.00%
Infratil, Ltd.
(Expiration Date 06/29/2012, Strike
Price NZD 4.25)	5,570	$2,739
Singapore - 0.01%
Bukit Sembawang Estates, Ltd.
(Expiration Date 11/13/2007, Strike
Price SGD 4.00)	3,000	15,058
Goodpack, Ltd.
(Expiration Date 07/16/2009, Strike
Price SGD 1.38)	4,500	2,289

		17,347

TOTAL WARRANTS (Cost $8,694)		$21,157

RIGHTS - 0.00%
Belgium - 0.00%
Omega Pharma SA (Expiration Date
10/03/2007, Strike Price EUR 10.25)	3,831	0

New Zealand - 0.00%
Infratil, Ltd. (Expiration Date 10/03/2007,
Strike Price NZD 2.00)	11,141	7,756

Spain - 0.00%
Telecomunicaciones y Energia (Expiration
Date 11/02/2007, Strike Price EUR 5.09)	660	5,527

TOTAL RIGHTS (Cost $0)		$13,283

SHORT TERM INVESTMENTS - 24.79%
John Hancock Cash Investment Trust (c)	$54,920,650	$54,920,650

TOTAL SHORT TERM INVESTMENTS
(Cost $54,920,650)		$54,920,650

REPURCHASE AGREEMENTS - 0.11%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$247,084 on 10/01/2007,
collateralized by $255,000 Federal
Home Loan Bank, 3.75% due
08/18/2009 (valued at $253,088,
including interest)	$247,000	$247,000

TOTAL REPURCHASE AGREEMENTS
(Cost $247,000)		$247,000

Total Investments (International Small Company Trust)
(Cost $248,788,868) - 124.18%		$275,136,934
Liabilities in Excess of Other Assets - (24.18)%		(53,582,198)

TOTAL NET ASSETS - 100.00%		$221,554,736

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Building Materials & Construction	6.67%
Banking	4.75%
Food & Beverages	4.61%
Metal & Metal Products	4.24%
Business Services	4.06%

International Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.08%

Australia - 1.30%
National Australia Bank, Ltd. (a)	656,044	$23,064,698

Austria - 0.49%
Telekom Austria AG	329,850	8,605,794

Belgium - 0.96%
Belgacom SA (a)	366,810	16,970,596

Cayman Islands - 1.35%
ACE, Ltd.	395,542	23,957,979

China - 0.64%
China Telecom Corp., Ltd. (a)	15,162,427	11,436,345

Denmark - 0.56%
Vestas Wind Systems AS * (a)	126,464	9,964,159

Finland - 2.36%
Stora Enso Oyj, R Shares (a)	1,064,551	20,675,478
UPM-Kymmene Oyj (a)	878,064	21,173,390

		41,848,868
France - 10.94%
AXA Group SA (a)	834,891	37,249,556
France Telecom SA (a)	1,540,126	51,437,240
Sanofi-Aventis SA	459,143	38,763,818
Thomson SA (a)	1,656,260	25,150,010
Total SA	359,746	29,164,973
Vivendi SA (a)	293,410	12,348,238

		194,113,835
Germany - 5.54%
Bayerische Motoren Werke (BMW) AG (a)	308,986	19,870,270
Deutsche Post AG	639,141	18,538,101
E.ON AG	56,457	10,407,878
Muenchener Rueckversicherungs-
Gesellschaft AG	120,454	23,080,906
Siemens AG	193,221	26,488,651

		98,385,806
Hong Kong - 1.57%
Hutchison Whampoa, Ltd. (a)	2,602,031	27,881,595

Israel - 1.66%
Check Point Software Technologies, Ltd. *	1,169,621	29,451,057

Italy - 3.66%
Eni SpA	683,757	25,266,579
Mediaset SpA (a)	2,475,418	25,481,530

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
UniCredito Italiano SpA (a)	1,655,043	$14,118,837

		64,866,946
Japan - 6.82%
Aiful Corp. (a)	428,649	6,710,456
Konica Minolta Holdings, Inc. (a)	1,521,538	25,764,781
Mitsubishi UFJ Financial Group, Inc. (a)	815,000	7,754,803
NGK Spark Plug Company, Ltd. (a)	1,142,000	17,728,909
Nissan Motor Company, Ltd. (a)	1,971,700	19,737,578
Promise Company, Ltd. (a)	270,600	6,589,668
Sony Corp. (a)	430,104	20,835,617
USS Company, Ltd. (a)	242,320	15,911,602

		121,033,414
Netherlands - 6.68%
ING Groep NV (a)	954,822	42,261,015
Koninklijke (Royal) Philips Electronics NV (a)	545,165	24,532,402
Reed Elsevier NV (a)	1,977,034	37,441,803
Vedior NV	650,320	14,266,959

		118,502,179
Norway - 2.38%
Norske Skogindustrier ASA (a)	1,152,508	12,286,775
Telenor ASA	1,503,745	30,006,552

		42,293,327
Singapore - 4.10%
Flextronics International, Ltd. *	1,556,650	17,403,347
Singapore Telecommunications, Ltd. (a)	9,399,000	25,455,757
Venture Corp., Ltd.	2,682,311	29,817,511

		72,676,615
South Korea - 4.68%
Kookmin Bank, SADR	166,247	13,630,592
KT Corp., SADR (a)	323,078	8,093,104
Samsung Electronics Company, Ltd.	71,909	45,181,309
SK Telecom Company, Ltd., ADR (a)	545,535	16,202,389

		83,107,394
Spain - 3.02%
Gamesa Corporacion Tecno SA	213,258	8,686,970
Repsol SA (a)	464,236	16,534,267
Telefonica SA	1,018,867	28,436,503

		53,657,740
Sweden - 0.91%
Securitas AB, B Shares (a)	672,911	8,832,899
Securitas Systems AB, B Shares	1,988,911	7,310,027

		16,142,926
Switzerland - 4.04%
Nestle SA	52,771	23,642,638
Novartis AG	415,350	22,860,528
Swiss Re	202,131	17,956,041
UBS AG	135,798	7,282,267

		71,741,474

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 5.45%
Chunghwa Telecom Company, Ltd., SADR (a)	1,164,988	$21,528,978
Compal Electronics, Inc., GDR	447,649	2,417,305
Compal Electronics, Inc.	11,909,103	13,465,479
Lite-On Technology Corp.	17,802,093	27,820,032
Mega Financial Holding Company, Ltd.	50,001,000	31,561,839

		96,793,633
Thailand - 0.00%
Advanced Info Service PCL	3,000	7,702

United Kingdom - 27.97%
Amvescap PLC	535,954	7,227,694
Aviva PLC (a)	1,768,360	26,533,277
BAE Systems PLC	849,301	8,544,589
BP PLC	3,539,935	40,954,681
British Sky Broadcasting Group PLC	2,492,373	35,313,457
Centrica PLC	3,071,320	23,824,408
Compass Group PLC	4,885,677	30,079,741
Fiberweb PLC	498,695	599,832
GlaxoSmithKline PLC	1,331,964	35,218,825
Group 4 Securicor PLC	6,706,810	27,619,116
HSBC Holdings PLC	1,915,120	35,314,004
Kingfisher PLC	3,683,660	13,427,323
Old Mutual PLC (a)	7,372,770	24,093,872
Pearson PLC	1,110,461	17,148,587
Rentokil Initial PLC	4,688,638	15,953,113
Royal Bank of Scotland Group PLC	3,328,353	35,623,048
Royal Dutch Shell PLC, B Shares	781,726	32,064,534
Tesco PLC	1,724,810	15,445,267
Unilever PLC	718,800	22,640,132
Vodafone Group PLC	13,578,528	48,858,462

		496,483,962

TOTAL COMMON STOCKS (Cost $1,365,065,344)		$1,722,988,044

SHORT TERM INVESTMENTS - 27.42%
John Hancock Cash Investment Trust (c)	$464,082,959	$464,082,959
Paribas Corp. Time Deposit
5.22% due 10/01/2007	22,555,000	22,555,000

TOTAL SHORT TERM INVESTMENTS
(Cost $486,637,959)		$486,637,959

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$50,017 on 10/01/2007,
collateralized by $55,000 Federal
Home Loan Bank, 5.375% due
03/09/2009 (valued at $55,138,
including interest)	$50,000	$50,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,000)		$50,000

Total Investments (International Value Trust)
(Cost $1,851,753,303) - 124.50%	$2,209,676,003
Liabilities in Excess of Other Assets - (24.50)%	(434,785,401)

TOTAL NET ASSETS - 100.00%	$1,774,890,602

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	15.04%
Insurance	10.99%
Electronics	9.18%
Banking	5.31%
Financial Services	4.96%

Investment Quality Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 20.65%
Treasury Inflation Protected
Securities (d) - 5.90%
2.375% due 04/15/2011	$26,131,056	$26,300,490

U.S. Treasury Bonds - 14.75%
7.875% due 02/15/2021	17,256,000	22,386,968
8.75% due 08/15/2020	20,150,000	27,709,393
6.00% due 02/15/2026	350,000	396,375
8.125% due 08/15/2021	8,477,000	11,259,177
8.125% due 08/15/2019 ****	3,090,000	4,024,966

		65,776,879

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $89,404,132)		$92,077,369

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.26%
Federal Home Loan Bank - 0.59%
5.80% due 09/02/2008	2,595,000	2,621,913

Federal Home Loan Mortgage Corp. - 0.84%
4.00% due 11/15/2019	864,735	781,322
6.30% due 03/15/2023	11,814	11,830
6.50% due 04/01/2029 to 08/01/2034	177,993	181,932
6.625% due 09/15/2009	2,595,000	2,702,282
7.50% due 06/01/2010 to 05/01/2028	58,176	60,624

		3,737,990
Federal National Mortgage
Association - 6.19%
3.125% due 12/15/2007	3,459,000	3,446,046
4.682% due 05/01/2013	1,254,834	1,219,694
4.874% due 02/01/2013	1,699,626	1,673,617
5.00% due 03/01/2019 to 06/01/2019	9,232,168	9,066,351
5.636% due 12/01/2011	1,341,501	1,360,336
5.885% due 11/01/2011	1,029,282	1,053,490
6.051% due 03/01/2012 to 05/01/2012	1,657,714	1,703,539
6.085% due 10/01/2011	951,358	976,236
6.43% due 01/01/2008	239,683	238,828
6.44% due 02/01/2011	2,966,112	3,063,361
6.50% due 02/01/2036	232,604	236,872
6.625% due 09/15/2009	3,400,000	3,540,563

The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
7.00% due 06/01/2029		$3,116	$3,246

			27,582,179
Government National Mortgage
Association - 0.52%
6.00% due 08/15/2008 to 04/15/2035		597,575	603,957
6.50% due 07/15/2008 to 02/15/2035		256,677	263,060
7.00% due 11/15/2031 to 07/15/2033		1,360,612	1,424,507
8.00% due 07/15/2030 to 10/15/2030		22,964	24,430

			2,315,954
Housing & Urban Development - 0.12%
7.498% due 08/01/2011		519,000	547,518

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,535,427)			$36,805,554

FOREIGN GOVERNMENT OBLIGATIONS - 2.48%
Argentina - 0.14%
Republic of Argentina, Series BADL
11.065% due 02/20/2008 (b)	ARS	1,895,300	607,796

Brazil - 2.07%
Federative Republic of Brazil
10.00% due 01/01/2017	BRL	7,850,000	4,033,085
Brazil Notas do Tesouro Nacional Serie F
10.00% due 01/01/2014		9,935,000	5,205,269

			9,238,354
Mexico - 0.27%
Government of Mexico
5.625% due 01/15/2017		$636,000	634,092
9.00% due 12/24/2009	MXN	6,250,000	587,183

			1,221,275

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $10,012,210)			$11,067,425

CORPORATE BONDS - 43.79%
Advertising - 0.01%
R.H. Donnelley Corp.
6.875% due 01/15/2013		$70,000	66,150

Agriculture - 0.30%
Cargill, Inc.
5.60% due 09/15/2012		1,285,000	1,288,734
Mosaic Company
7.375% due 12/01/2014		25,000	26,250
7.625% due 12/01/2016		20,000	21,325

			1,336,309
Air Travel - 0.52%
American Airlines
3.857% due 07/09/2010		138,882	134,409
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018		761,659	778,797
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017		573,635	578,855

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Air Travel (continued)
Continental Airlines, Inc., Series A
5.983% due 04/19/2022	$15,000	$14,569
Continental Airlines, Inc., Series B
6.903% due 04/19/2022	5,000	4,737
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	60,527	64,764
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	760,000	763,750

		2,339,881
Aluminum - 0.02%
Alcan, Inc.
6.45% due 03/15/2011	81,000	84,675
Novelis, Inc.
7.25% due 02/15/2015	22,000	21,230

		105,905
Auto Parts - 0.04%
TRW Automotive, Inc.
7.00% due 03/15/2014	200,000	194,000

Auto Services - 0.03%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	60,000	58,950
United Rentals North America, Inc.
6.50% due 02/15/2012	70,000	70,875

		129,825
Automobiles - 0.36%
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008	845,000	842,645
8.50% due 01/18/2031	575,000	712,757
General Motors Corp.
8.375% due 07/15/2033	61,000	53,451

		1,608,853
Banking - 4.75%
Bank of America Corp.
4.375% due 12/01/2010	1,514,000	1,490,188
5.42% due 03/15/2017	4,000,000	3,889,140
Chase Manhattan Corp.
7.00% due 11/15/2009	865,000	898,265
Citicorp
6.375% due 11/15/2008	519,000	527,021
First Republic Bank of San Francisco
7.75% due 09/15/2012	714,000	768,419
First Union National Bank
6.919% due 12/15/2036	500,000	569,593
7.80% due 08/18/2010	1,500,000	1,606,999
HBOS PLC
6.00% due 11/01/2033	710,000	711,076
ICICI Bank, Ltd.,
6.625% due 10/03/2012	410,000	409,656
National Australia Bank, Ltd.
8.60% due 05/19/2010	152,000	166,527
NBD Bancorp
8.25% due 11/01/2024	1,730,000	2,051,766
Republic New York Corp.
9.50% due 04/15/2014	865,000	1,025,128

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	$2,379,000	$2,446,811
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	410,000	385,974
7.175% due 05/16/2013	750,000	766,875
Sanwa Bank Ltd., New York Branch
7.40% due 06/15/2011	450,000	483,658
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	195,000	190,511
Standard Chartered PLC
6.40% due 09/26/2017	310,000	310,478
VTB Capital SA
6.25% due 07/02/2035	500,000	489,450
Wachovia Corp.
5.75% due 06/15/2017	2,000,000	2,007,576

		21,195,111
Broadcasting - 0.93%
CanWest Media, Inc.
8.00% due 09/15/2012	40,000	39,200
Clear Channel Communications, Inc.
7.65% due 09/15/2010	1,200,000	1,189,135
Comcast Cable Communications
8.50% due 05/01/2027	1,211,000	1,448,486
Liberty Media Corp.
5.70% due 05/15/2013	26,000	24,290
7.75% due 07/15/2009	285,000	290,798
7.875% due 07/15/2009	31,000	31,905
8.25% due 02/01/2030	18,000	17,640
News America Holdings, Inc.
7.75% due 01/20/2024	622,000	681,234
Viacom, Inc.
6.625% due 05/15/2011	400,000	415,028

		4,137,716
Building Materials & Construction - 0.21%
Ahern Rentals, Inc.
9.25% due 08/15/2013	110,000	105,875
SCL Terminal Aereo Santiago
6.95% due 07/01/2012	832,255	849,507

		955,382
Business Services - 0.28%
Deluxe Corp.
7.375% due 06/01/2015	170,000	167,875
FedEx Corp., Series 981A
6.72% due 01/15/2022	969,883	1,016,438
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	15,000	13,387
Sungard Data Systems, Inc.
9.125% due 08/15/2013	62,000	64,480

		1,262,180
Cable & Television - 2.27%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	87,000	84,390

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	$25,000	$25,313
Coleman Cable, Inc.
9.875% due 10/01/2012	50,000	48,625
Comcast Corp.
6.30% due 11/15/2017	1,200,000	1,219,721
6.50% due 11/15/2035	500,000	493,724
Cox Communications, Inc.
5.875% due 12/01/2016	850,000	835,478
7.125% due 10/01/2012	532,000	563,826
CSC Holdings, Inc.
7.625% due 07/15/2018	44,000	42,020
DirecTV Holdings LLC
6.375% due 06/15/2015	35,000	33,206
LIN Television Corp., Series B
6.50% due 05/15/2013	18,000	17,505
Mediacom Broadband LLC
8.50% due 10/15/2015	78,000	78,195
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013	26,000	26,325
Quebecor Media, Inc.
7.75% due 03/15/2016	55,000	52,456
7.75% due 03/15/2016	15,000	14,325
Rogers Cable, Inc.
6.25% due 06/15/2013	400,000	405,127
Shaw Communications, Inc.
8.25% due 04/11/2010	31,000	32,240
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	17,000	17,383
TCI Communications, Inc.
8.75% due 08/01/2015	692,000	802,200
Time Warner Cable, Inc.
5.85% due 05/01/2017	1,895,000	1,842,334
Time Warner, Inc.
7.25% due 10/15/2017	390,000	414,877
7.70% due 05/01/2032	1,298,000	1,425,222
Viacom, Inc.
6.25% due 04/30/2016	757,000	758,993
7.875% due 07/30/2030	800,000	865,622

		10,099,107
Cellular Communications - 0.69%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	606,000	655,698
8.125% due 05/01/2012	364,000	403,624
8.75% due 03/01/2031	433,000	548,199
Cingular Wireless LLC
7.125% due 12/15/2031	433,000	467,499
Dobson Communications Corp.
8.375% due 11/01/2011	35,000	37,144
Rogers Wireless, Inc.
9.625% due 05/01/2011	178,000	200,513
Vodafone Group PLC
7.75% due 02/15/2010	714,000	753,857

		3,066,534

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Chemicals - 0.47%
Agrium, Inc.
7.125% due 05/23/2036	$750,000	$762,555
Cytec Industries, Inc.
6.00% due 10/01/2015	1,250,000	1,249,210
Equistar Chemicals LP
10.625% due 05/01/2011	30,000	31,350
IMC Global, Inc.
7.30% due 01/15/2028	22,000	20,900
Lyondell Chemical Company
8.00% due 09/15/2014	10,000	11,000
Terra Capital Inc, Series B
7.00% due 02/01/2017	15,000	14,625

		2,089,640
Coal - 0.08%
Peabody Energy Corp.
6.875% due 03/15/2013	74,000	74,740
7.375% due 11/01/2016	290,000	305,950

		380,690
Commercial Services - 0.03%
Aramark Services, Inc.
8.50% due 02/01/2015	65,000	66,300
Rental Service Corp.
9.50% due 12/01/2014	75,000	71,625

		137,925
Computers & Business Equipment - 0.17%
Xerox Corp.
5.50% due 05/15/2012	270,000	267,418
6.40% due 03/15/2016	400,000	404,948
7.20% due 04/01/2016	70,000	73,025

		745,391
Containers & Glass - 0.11%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	109,000	112,815
Pactiv Corp.
5.875% due 07/15/2012	360,000	364,502

		477,317
Correctional Facilities - 0.07%
Corrections Corp. of America
6.25% due 03/15/2013	10,000	9,850
6.75% due 01/31/2014	300,000	299,625

		309,475
Crude Petroleum & Natural Gas - 0.29%
Atmos Energy Corp.
6.35% due 06/15/2017	195,000	198,094
Burlington Resources Finance Company
7.40% due 12/01/2031	541,000	619,457
Chesapeake Energy Corp.
6.50% due 08/15/2017	65,000	63,213
6.625% due 01/15/2016	298,000	296,510
6.875% due 01/15/2016	5,000	5,000
7.50% due 09/15/2013	22,000	22,605
OPTI Canada, Inc.
7.875% due 12/15/2014	45,000	45,000

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
PetroHawk Energy Corp.
9.125% due 07/15/2013	$35,000	$36,925

		1,286,804
Domestic Oil - 0.35%
Delta Petroleum Corp.
7.00% due 04/01/2015	35,000	29,750
Exco Resources, Inc.
7.25% due 01/15/2011	26,000	25,870
Motiva Enterprises LLC
5.20% due 09/15/2012	952,000	954,932
Valero Energy Corp.
8.75% due 06/15/2030	403,000	504,148
Whiting Petroleum Corp.
7.00% due 02/01/2014	22,000	21,120
7.25% due 05/01/2013	22,000	21,450

		1,557,270
Drugs & Health Care - 0.05%
Allegiance Corp.
7.00% due 10/15/2026	87,000	92,694
Rite Aid Corp.
8.125% due 05/01/2010	117,000	117,293

		209,987
Electrical Utilities - 3.38%
AES Corp.
9.00% due 05/15/2015	96,000	100,800
Avista Corp.
9.75% due 06/01/2008	113,000	116,204
Baltimore Gas & Electric Company
6.35% due 10/01/2036	250,000	247,125
Carolina Power & Light Company
6.50% due 07/15/2012	1,254,000	1,315,265
CMS Energy Corp.
8.50% due 04/15/2011	26,000	27,922
Commonwealth Edison Company
5.95% due 08/15/2016	400,000	398,633
6.15% due 03/15/2012	273,000	280,268
Dynegy Holdings, Inc.
7.125% due 05/15/2018	35,000	31,937
Edison Mission Energy
7.75% due 06/15/2016	30,000	31,050
Enel Finance International SA
6.80% due 09/15/2037	1,155,000	1,176,111
Exelon Generation Company, LLC
6.95% due 06/15/2011	550,000	575,993
Georgia Power Company
5.25% due 12/15/2015	250,000	243,024
New York State Electric & Gas Corp.
5.75% due 05/01/2023	476,000	448,519
Northern States Power Company
6.50% due 03/01/2028	433,000	453,656
NSTAR
8.00% due 02/15/2010	1,730,000	1,836,872
Ohio Edison Company
4.00% due 05/01/2008	728,000	722,009

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Old Dominion Electric Cooperative
6.25% due 06/01/2011	$904,000	$944,507
Pacificorp
6.375% due 05/15/2008	865,000	871,638
Pacificorp Australia LLC
6.15% due 01/15/2008	714,000	716,912
PSEG Power LLC
8.625% due 04/15/2031	511,000	631,041
Puget Sound Energy, Inc.
7.00% due 03/09/2029	346,000	366,224
Reliant Energy, Inc.
6.75% due 12/15/2014	41,000	41,410
Southern California Edison Company
6.00% due 01/15/2034	649,000	638,979
TXU Corp., Series O
4.80% due 11/15/2009	276,000	278,417
TXU Corp., Series P
5.55% due 11/15/2014	109,000	87,910
Union Electric Company
6.40% due 06/15/2017	1,570,000	1,617,945
Wisconsin Electric Power Company
6.50% due 06/01/2028	606,000	635,067
Wisconsin Energy Corp.
6.20% due 04/01/2033	217,000	216,503

		15,051,941
Electronics - 0.15%
Avnet, Inc.
6.625% due 09/15/2016	600,000	605,810
L-3 Communications Corp., Series B
6.375% due 10/15/2015	25,000	24,563
Sanmina-SCI Corp.
8.44438% due 06/15/2010 (b)	50,000	49,500

		679,873
Energy - 0.69%
Abu Dhabi National Energy Company
5.875% due 10/27/2016	500,000	498,448
6.50% due 10/27/2036	950,000	940,394
Aquila, Inc.
9.95 due 02/01/2011	70,000	76,248
11.875% due 07/01/2012	30,000	37,800
Dynegy Holdings, Inc.
8.375% due 05/01/2016	50,000	50,250
Midamerican Funding LLC
6.75% due 03/01/2011	865,000	916,167
Mirant North America LLC
7.375% due 12/31/2013	65,000	65,975
NRG Energy, Inc.
7.25% due 02/01/2014	35,000	35,088
7.375% due 02/01/2016	20,000	20,050
7.375% due 01/15/2017	25,000	25,000
XTO Energy Inc
6.75% due 08/01/2037	380,000	396,503

		3,061,923

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services - 11.16%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)	$860,000	$805,854
American Financial Group, Inc.
7.125% due 04/15/2009	295,000	304,899
American General Finance Corp.
5.375% due 10/01/2012	346,000	340,563
Arch Western Finance LLC
6.75% due 07/01/2013	69,000	67,620
Associates Corp. of North America
8.55% due 07/15/2009	519,000	547,818
Bear Stearns Companies, Inc.
6.40% due 10/02/2017	2,025,000	2,016,003
Beneficial Corp.
8.40% due 05/15/2008	303,000	309,673
BTM (Curacao) Holdings NV
4.76% due 07/21/2015 (b)	480,000	468,568
Capital One Capital IV
6.745% due 02/17/2037 (b)	400,000	356,702
Capmark Financial Group, Inc.
5.875% due 05/10/2012	935,000	851,527
6.30% due 05/10/2017	220,000	191,466
CIT Group, Inc.
5.60% due 04/27/2011	750,000	730,600
Citigroup, Inc.
4.875% due 05/07/2015	1,989,000	1,894,200
5.50% due 08/27/2012	1,525,000	1,541,946
6.00% due 08/15/2017	1,005,000	1,028,339
Countrywide Financial Corp.
4.50% due 06/15/2010	210,000	189,262
5.80% due 06/07/2012	1,380,000	1,293,453
6.25% due 05/15/2016	420,000	380,085
Countrywide Home Loan
4.00% due 03/22/2011	290,000	259,659
Discover Financial Services
6.45% due 06/12/2017	885,000	858,575
E*Trade Financial Corp.
7.375% due 09/15/2013	28,000	26,180
8.00% due 06/15/2011	42,000	41,790
Eaton Vance Corp.
6.50% due 10/02/2017	470,000	469,351
Equitable Companies, Inc.
7.00% due 04/01/2028	865,000	940,961
Erac USA Finance Company
8.00% due 01/15/2011	1,816,000	1,957,928
Farmers Exchange Capital
7.05% due 07/15/2028	425,000	423,239
Ford Motor Credit Company
6.625% due 06/16/2008	40,000	39,698
7.00% due 10/01/2013	119,000	107,540
General Electric Capital Corp.
6.125% due 02/22/2011	433,000	446,229
6.75% due 03/15/2032	2,141,000	2,357,183
General Motors Acceptance Corp.
6.875% due 09/15/2011	432,000	411,119
8.00% due 11/01/2031	535,000	524,879

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc.
5.625% due 01/15/2017	$3,575,000	$3,468,640
6.75% due 10/01/2037	1,240,000	1,244,338
6.875% due 01/15/2011	692,000	724,257
International Lease Finance Corp.
5.625% due 09/15/2010	670,000	667,027
Janus Capital Group, Inc.
6.25% due 06/15/2012	305,000	309,204
JP Morgan Chase & Company
5.375% due 10/01/2012	1,050,000	1,051,124
JP Morgan Chase Capital XV
5.875% due 03/15/2035	433,000	388,996
KAR Holdings, Inc.
10.00% due 05/01/2015	35,000	32,813
Lazard Group
6.85% due 06/15/2017	1,840,000	1,810,429
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027	1,695,000	1,735,489
Lehman Brothers Holdings, Inc., Series MTN
6.20% due 09/26/2014	2,275,000	2,284,011
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	950,000	923,622
6.11% due 01/29/2037	1,475,000	1,388,280
6.40% due 08/28/2017	1,300,000	1,341,328
Mizuho Financial Group, Cayman
5.79% due 04/15/2014	779,000	772,951
Morgan Stanley
4.75% due 04/01/2014 (c)	649,000	609,619
5.55% due 04/27/2017 (c)	285,000	276,515
6.25% due 08/28/2017 (c)	670,000	684,203
6.75% due 04/15/2011 (c)	684,000	714,869
Morgan Stanley Dean Witter
6.60% due 04/01/2012	865,000	898,380
NiSource Finance Corp.
6.40% due 03/15/2018	385,000	387,827
Sun Canada Financial Company
7.25% due 12/15/2015	1,471,000	1,599,174
Sunamerica, Inc.
8.125% due 04/28/2023	865,000	1,028,337
TIAA Global Markets
4.125% due 11/15/2007	640,000	639,097
UFJ Finance Aruba AEC
6.75% due 07/15/2013	714,000	738,996
United States Bancorp Oregon
7.50% due 06/01/2026	1,624,000	1,844,041

		49,746,476
Food & Beverages - 0.75%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	879,000	1,007,554
Kraft Foods, Inc.
5.625% due 11/01/2011	390,000	392,446
6.50% due 11/01/2031	1,064,000	1,046,146
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	35,000	35,700

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Food & Beverages (continued)
Tyson Foods, Inc.
6.60% due 04/01/2016	$400,000	$412,207
YUM Brands, Inc.
7.65% due 05/15/2008	463,000	469,268

		3,363,321
Forest Products - 0.22%
Weyerhaeuser Company
6.75% due 03/15/2012	692,000	718,422
7.95% due 03/15/2025	260,000	279,724

		998,146
Funeral Services - 0.01%
Service Corp. International
7.375% due 10/01/2014	10,000	10,275
7.625% due 10/01/2018	20,000	20,750

		31,025
Gas & Pipeline Utilities - 0.22%
El Paso Natural Gas
5.95% due 04/15/2017	85,000	83,014
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	692,000	729,695
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016	70,000	63,626
Williams Companies, Inc.
7.125% due 09/01/2011	87,000	90,154
8.125% due 03/15/2012	34,000	36,635

		1,003,124
Healthcare Products - 0.01%
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	25,000	24,750
Healthcare Services - 0.01%
DaVita, Inc.
6.625% due 03/15/2013	13,000	12,902
7.25% due 03/15/2015	13,000	13,033

		25,935
Homebuilders - 0.65%
Centex Corp.
7.875% due 02/01/2011	865,000	863,659
D.R. Horton, Inc.
6.50% due 04/15/2016	375,000	328,463
7.875% due 08/15/2011	825,000	808,663
9.75% due 09/15/2010	91,000	90,444
KB Home
6.375% due 08/15/2011	5,000	4,600
Pulte Homes, Inc.
8.125% due 03/01/2011	805,000	777,067
Standard Pacific Corp.
6.50% due 10/01/2008	15,000	13,350

		2,886,246
Hotels & Restaurants - 0.06%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	85,000	79,900

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants (continued)
Wyndham Worldwide Corp.
6.00% due 12/01/2016	$185,000	$179,165

		259,065
Household Products - 0.24%
Procter & Gamble, Series A
9.36% due 01/01/2021	856,422	1,065,894

Industrials - 0.00%
Goodman Global Holding Company, Inc.
7.875% due 12/15/2012	5,000	4,913

Insurance - 4.11%
AAG Holding Company, Inc.
6.875% due 06/01/2008	1,479,000	1,485,910
ACE Capital Trust II
9.70% due 04/01/2030	752,000	976,412
Ace INA Holdings, Inc.
5.70% due 02/15/2017	160,000	157,900
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	485,000	508,482
Equitable Life Assurance Society
7.70% due 12/01/2015	680,000	764,438
Everest Reinsurance Holdings, Inc.
6.50% due 05/15/2037 (b)	1,475,000	1,368,070
8.75% due 03/15/2010	596,000	644,038
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	519,000	550,862
Hartford Financial Services Group, Inc.
7.90% due 06/15/2010	173,000	186,687
Jackson National Life Insurance Company
8.15% due 03/15/2027	1,298,000	1,542,449
Liberty Mutual Insurance Company
7.697% due 10/15/2097	2,000,000	1,938,752
MetLife, Inc.
5.70% due 06/15/2035	692,000	639,426
Metropolitan Life Global Mountain
4.25% due 07/30/2009	500,000	494,486
Nationwide Mutual Insurance Company
8.25% due 12/01/2031	865,000	1,042,069
Navigators Group, Inc.
7.00% due 05/01/2016	204,000	209,802
Ohio National Life Insurance Company
8.50% due 05/15/2026	995,000	1,141,139
Premium Asset Trust
4.125% due 03/12/2009	563,000	541,440
Principal Life Global Funding I
6.125% due 10/15/2033	697,000	690,268
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	865,000	898,944
Unitrin, Inc.
6.00% due 05/15/2017	705,000	685,519
UnumProvident Finance Company, PLC
6.85% due 11/15/2015	390,000	397,753
W.R. Berkley Corp.
5.125% due 09/30/2010	346,000	349,051
5.60% due 05/15/2015	377,000	369,400

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Willis North America, Inc.
6.20% due 03/28/2017	$730,000	$724,324

		18,307,621
International Oil - 0.24%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033	238,000	234,503
Canadian Oil Sands
7.90% due 09/01/2021	465,000	519,975
Newfield Exploration Company
6.625% due 04/15/2016	25,000	24,437
Pioneer Natural Resources Company
6.65% due 03/15/2017	260,000	243,065
6.875% due 05/01/2018	35,000	32,864

		1,054,844
Leisure Time - 0.30%
AMC Entertainment, Inc.
11.00% due 02/01/2016	40,000	42,600
Harrah's Operating Company, Inc.
6.50% due 06/01/2016	700,000	570,500
Majestic Star Casino LLC
9.75% due 01/15/2011	65,000	54,600
MGM MIRAGE
6.00% due 10/01/2009	300,000	297,750
OED Corp./ Diamond Jo
8.75% due 04/15/2012	55,000	54,862
Park Place Entertainment Corp.
8.125% due 05/15/2011	156,000	159,120
Seneca Gaming Corp.
7.25% due 05/01/2012	45,000	45,338
Station Casinos, Inc.
6.00% due 04/01/2012	35,000	33,250
6.875% due 03/01/2016	14,000	12,180
Wynn Las Vegas LLC
6.625% due 12/01/2014	61,000	59,780

		1,329,980
Liquor - 0.29%
Constellation Brands, Inc.
7.25% due 09/01/2016	35,000	35,000
7.25% due 05/15/2017	35,000	35,000
Miller Brewing Company
5.50% due 08/15/2013	1,145,000	1,122,250
Molson Coors Capital Financial
4.85% due 09/22/2010	113,000	111,265

		1,303,515
Manufacturing - 0.07%
Tyco International Group SA
6.75% due 02/15/2011	300,000	316,229

Medical-Hospitals - 0.32%
Community Health Systems, Inc.
8.875% due 07/15/2015	35,000	35,962
HCA, Inc.
6.375% due 01/15/2015	15,000	12,788
7.875% due 02/01/2011	130,000	127,725
9.625% due 11/15/2016	80,000	85,400

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals (continued)
Quest Diagnostics, Inc.
5.45% due 11/01/2015	$450,000	$433,201
6.95% due 07/01/2037	635,000	653,582
Tenet Healthcare Corp.
9.875% due 07/01/2014	80,000	73,200

		1,421,858
Metal & Metal Products - 0.05%
Inco, Ltd.
5.70% due 10/15/2015	217,000	211,814

Mining - 0.17%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012	615,000	640,591
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	35,000	37,800
8.375% due 04/01/2017	85,000	92,862

		771,253
Newspapers - 0.18%
News America Holdings, Inc.
9.25% due 02/01/2013	701,000	811,872

Office Furnishings & Supplies - 0.01%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	35,000	35,175

Paper - 0.12%
Alto Parana SA
6.375% due 06/09/2017	245,000	247,352
Georgia-Pacific Corp.
7.00% due 01/15/2015	120,000	117,000
Temple-Inland, Inc.
6.625% due 01/15/2018	200,000	194,867

		559,219
Petroleum Services - 0.43%
Halliburton Company
5.50% due 10/15/2010	593,000	599,886
Noram Energy Corp.
6.50% due 02/01/2008	492,000	492,188
Petroleum Export, Ltd.
5.265% due 06/15/2011	355,959	353,813
Pride International, Inc.
7.375% due 07/15/2014	35,000	35,875
Tesoro Corp.
6.50% due 06/01/2017	425,000	421,813

		1,903,575
Pharmaceuticals - 0.33%
AmerisourceBergen Corp.
5.875% due 09/15/2015	1,260,000	1,232,314
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	75,000	73,500
8.875% due 12/01/2013	75,000	73,688
Mylan Laboratories, Inc.
5.75% due 08/15/2010	5,000	5,156
6.375% due 08/15/2015	26,000	27,917

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Pharmaceuticals (continued)
Omnicare, Inc.
6.75% due 12/15/2013	$20,000	$18,650
6.875% due 12/15/2015	30,000	27,750

		1,458,975
Publishing - 0.21%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	48,000	45,120
8.00% due 11/15/2013	55,000	55,412
E.W. Scripps Company
6.625% due 10/15/2007	433,000	433,068
Idearc, Inc.
8.00% due 11/15/2016	155,000	154,613
Medianews Group, Inc.
6.375% due 04/01/2014	40,000	29,600
Scholastic Corp.
5.00% due 04/15/2013	230,000	201,503

		919,316
Railroads & Equipment - 0.01%
American Railcar Industries, Inc.
7.50% due 03/01/2014	25,000	24,875

Real Estate - 2.74%
AMB Property LP, REIT
5.45% due 12/01/2010	255,000	252,951
7.50% due 06/30/2018	364,000	396,550
Archstone-Smith Trust, REIT
5.75% due 03/15/2016	475,000	468,809
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	800,000	799,819
Brandywine Operating Partnership LP, REIT
5.70% due 05/01/2017	825,000	771,212
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	110,000	108,452
5.00% due 05/03/2010	45,000	44,994
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	480,000	478,594
Equity One, Inc., REIT
6.00% due 09/15/2017	700,000	664,443
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	750,000	724,469
7.072 due 06/08/2015	433,000	437,863
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	1,298,000	1,390,421
Host Hotels & Resorts LP, REIT
6.875% due 11/01/2014	15,000	14,963
Kimco Realty Corp., REIT
5.584% due 11/23/2015	410,000	397,725
Liberty Property LP, REIT
6.625% due 10/01/2017	210,000	209,608
7.25% due 03/15/2011	725,000	754,887
Realty Income Corp., REIT
6.75% due 08/15/2019	1,305,000	1,307,085
Regency Centers LP, REIT
7.95% due 01/15/2011	606,000	650,323

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Rouse Company LP, REIT
6.75% due 05/01/2013	$40,000	$39,237
United Dominion Realty Trust, Inc., REIT
5.25% due 01/15/2016	433,000	412,493
6.05% due 06/01/2013	750,000	756,857
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	300,000	299,250
6.75% due 06/01/2010	13,000	13,163
7.125% due 06/01/2015	22,000	22,440
Westfield Group
5.40% due 10/01/2012	800,000	790,818

		12,207,426
Retail - 0.29%
CVS Caremark Corp.
5.75% due 06/01/2017	655,000	639,313
6.125% due 08/15/2016	650,000	649,722

		1,289,035
Retail Grocery - 0.17%
Kroger Company
6.75% due 04/15/2012	671,000	705,605
Pathmark Stores, Inc.
8.75% due 02/01/2012	57,000	57,000

		762,605
Retail Trade - 0.48%
Federated Department Stores, Inc.
6.90% due 04/01/2029	519,000	488,107
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	57,000	51,585
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	1,600,000	1,593,579

		2,133,271
Sanitary Services - 0.01%
Allied Waste North America, Inc.
6.50% due 11/15/2010	25,000	25,187
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	35,000	34,388

		59,575
Semiconductors - 0.02%
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	85,000	78,625
Software - 0.07%
Intuit, Inc.
5.40% due 03/15/2012	315,000	313,393
Steel - 0.01%
International Steel Group, Inc.
6.50% due 04/15/2014	30,000	29,788
Telecommunications Equipment &
Services - 1.04%
AT&T, Inc.
6.50% due 09/01/2037	1,900,000	1,959,084
Bellsouth Corp.
4.75% due 11/15/2012	973,000	946,392

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Citizens Communications Company
9.25% due 05/15/2011	$83,000	$90,055
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	1,190,000	1,456,754
GCI, Inc.
7.25% due 02/15/2014	65,000	60,125
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	45,000	46,688
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013	18,000	18,270
8.63% due 01/15/2015	63,000	64,260
PanAmSat Corp.
9.00% due 08/15/2014	12,000	12,360

		4,653,988
Telephone - 1.93%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	952,000	989,452
British Telecommunications PLC
8.625% due 12/15/2010	519,000	571,391
Qwest Corp.
7.50% due 10/01/2014	80,000	83,200
Sprint Capital Corp.
7.625% due 01/30/2011	1,220,000	1,293,600
8.375% due 03/15/2012	750,000	825,776
8.75% due 03/15/2032	400,000	458,696
Telecom Italia Capital SA
6.00% due 09/30/2034	1,341,000	1,246,881
6.375% due 11/15/2033	300,000	289,525
Telefonica Emisones SAU
7.045% due 06/20/2036	575,000	612,479
Verizon Communications, Inc.
5.55% due 02/15/2016	1,120,000	1,108,931
8.75% due 11/01/2021	865,000	1,072,033
Windstream Corp.
8.125% due 08/01/2013	10,000	10,525
8.625% due 08/01/2016	60,000	63,975

		8,626,464
Tobacco - 0.32%
Alliance One International, Inc.
11.00% due 05/15/2012	48,000	51,000
Altria Group, Inc.
7.00% due 11/04/2013	926,000	1,006,308
Reynolds American, Inc.
7.25% due 06/01/2013	295,000	311,434
7.30% due 07/15/2015	44,000	46,621

		1,415,363
Transportation - 0.29%
DP World, Ltd.
6.85% due 07/02/2037	1,300,000	1,290,831

TOTAL CORPORATE BONDS (Cost $193,982,869)		$195,184,569

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS - 1.18%

Arizona - 0.20%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	$875,000	$885,334

California - 0.28%
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	1,125,000	1,264,725

Florida - 0.22%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	865,000	994,032

Indiana - 0.03%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	120,000	116,044

Maryland - 0.06%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	260,000	268,364

Michigan - 0.26%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	1,155,000	1,167,798

New Jersey - 0.03%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	130,000	126,305

New York - 0.10%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	435,000	423,516

TOTAL MUNICIPAL BONDS (Cost $5,221,296)		$5,246,118

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.49%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	800,000	801,936
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.7401% due 05/10/2045 (b)	2,500,000	2,548,052
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	2,594,203	2,693,408
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	2,594,203	2,511,563
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	1,405,000	1,353,057
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.7499% due 09/11/2038 (b)	2,000,000	2,008,235
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	1,340,675	1,342,935
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	1,920,012	1,937,371

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE

OBLIGATIONS (continued)
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	$2,500,842	$2,548,549
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.7684% due 06/10/2046 (b)	2,000,000	2,042,861
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	2,500,000	2,482,220
Diversified REIT Trust, Series 2000-1A, Class B
6.971% due 03/08/2010	2,000,000	2,039,000
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	2,237,768	2,274,383
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.743% due 05/12/2035 (b)	570,725	581,273
Government National Mortgage Association, Series
2006-38, Class XS
1.50% IO due 09/16/2035 (b)	555,663	39,852
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	2,500,000	2,508,636
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.56% due 11/10/2039 (b)	2,250,000	2,251,684
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB18, Class A4
5.44% due 06/12/2047	2,250,000	2,219,063
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,500,000	1,496,878
LB-UBS Commercial Mortgage Trust, Series
2005-C5, Class A4
4.954% due 09/15/2030	1,500,000	1,450,466
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	1,249,698	1,262,275
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	1,297,102	1,362,509
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0809% due 06/15/2038 (b)	1,700,000	1,749,823
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6589% due 05/12/2039 (b)	2,000,000	2,030,344
Morgan Stanley Capital I, Inc., Series 1998-WF2,
Class A2
6.54% due 07/15/2030 (b)	479,450	480,287
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031 (b)	2,093,849	2,105,515
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	2,095,000	2,067,248

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter Capital I, Series
2001-TOP5, Class A4
6.39% due 10/15/2035		$1,729,469	$1,805,479
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033		726,377	756,484
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039		259,421	267,402
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030		2,172,422	2,180,430
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036		2,594,203	2,497,272

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $56,347,216)			$55,696,490

ASSET BACKED SECURITIES - 3.09%
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009		1,505,000	1,481,139
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011		2,660,000	2,627,936
Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011		1,942,000	1,916,362
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037		900,000	891,963
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010		1,786,000	1,770,352
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012		2,407,994	2,369,785
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015		501,479	527,416
Merrill Lynch First Franklin Mortgage Loan, Series
2007-3, Class B1
6.4813% due 06/25/2037 (b)		265,000	115,631
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010		217,000	226,849
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012		1,855,000	1,844,600

TOTAL ASSET BACKED SECURITIES
(Cost $13,991,099)			$13,772,033

SHORT TERM INVESTMENTS - 0.25%
Bank Negara Malaysia Monetary Notes-Islamic,
Series 4707
zero coupon due 11/29/2007	MYR	3,900,000	$1,136,047

TOTAL SHORT TERM INVESTMENTS
(Cost $1,104,603)			$1,136,047

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 7.99%
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/28/2007 at
5.10% to be repurchased at
$35,615,130 on 10/01/2007,
collateralized by $24,389,160
Federal National Mortgage
Association, 5.50% due
02/01/2021 (valued at
$19,829,695, including interest)
and $8,575,000 Federal National
Mortgage Association, 5.50% due
09/01/2035 (valued at $6,843,417,
including interest) and $9,672,668
Federal National Mortgage
Association, 6.00% due
08/01/2037 (valued at $9,640,108,
including interest)	$35,600,000	$35,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,600,000)		$35,600,000

Total Investments (Investment Quality Bond Trust)
(Cost $444,198,852) - 100.18%		$446,585,605
Liabilities in Excess of Other Assets - (0.18)%		(820,067)

TOTAL NET ASSETS - 100.00%		$445,765,538

Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.18%

Advertising - 1.07%
Omnicom Group, Inc.	158,450	$7,619,861

Apparel & Textiles - 0.52%
Coach, Inc. *	77,400	3,658,698

Auto Parts - 3.40%
BorgWarner, Inc.	103,731	9,494,499
Johnson Controls, Inc.	124,073	14,654,262

		24,148,761

Automobiles - 1.04%
PACCAR, Inc.	86,300	7,357,075

Banking - 1.77%
City National Corp.	44,400	3,086,244
Fifth Third Bancorp	279,705	9,476,405

		12,562,649

Biotechnology - 3.11%
Amgen, Inc. *	44,000	2,489,080
Cephalon, Inc. *	39,297	2,871,039
Genzyme Corp. *	180,598	11,189,852
Millennium Pharmaceuticals, Inc. *	343,000	3,481,450
Millipore Corp. *	26,700	2,023,860

		22,055,281

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting - 1.00%
News Corp., Class A	321,400	$7,067,586

Building Materials & Construction - 1.48%
Masco Corp.	453,722	10,512,739

Business Services - 0.84%
R.H. Donnelley Corp. *	106,310	5,955,486

Cable & Television - 1.54%
Comcast Corp., Class A *	218,200	5,276,076
Viacom, Inc., Class B *	145,600	5,674,032

		10,950,108
Coal - 0.65%
Peabody Energy Corp.	96,200	4,605,094

Computers & Business Equipment - 1.00%
Dell, Inc. *	257,900	7,118,040
Crude Petroleum & Natural Gas - 0.86%
EOG Resources, Inc.	84,300	6,097,419
Drugs & Health Care - 1.98%
Wyeth	316,182	14,085,908
Electrical Utilities - 4.43%
American Electric Power Company, Inc.	140,057	6,453,827
Exelon Corp.	284,087	21,408,796
Northeast Utilities	20,600	588,542
Pepco Holdings, Inc.	109,519	2,965,774

		31,416,939
Energy - 1.09%
Sempra Energy	132,886	7,723,334
Financial Services - 16.15%
Bank of New York Mellon Corp.	351,176	15,500,909
Citigroup, Inc.	551,066	25,718,250
Discover Financial Services *	179,843	3,740,734
Federal Home Loan Mortgage Corp.	117,955	6,960,524
JP Morgan Chase & Company	268,101	12,284,388
Morgan Stanley	344,487	21,702,681
PNC Financial Services Group, Inc.	87,996	5,992,528
Wells Fargo & Company	636,422	22,669,352

		114,569,366
Food & Beverages - 2.12%
Constellation Brands, Inc., Class A *	237,900	5,759,559
Sysco Corp.	260,523	9,272,014

		15,031,573
Gas & Pipeline Utilities - 0.45%
NiSource, Inc.	167,102	3,198,332

Healthcare Products - 2.36%
Johnson & Johnson	139,492	9,164,624
Medtronic, Inc.	134,666	7,596,509

		16,761,133
Healthcare Services - 2.10%
Medco Health Solutions, Inc. *	82,850	7,488,811

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
UnitedHealth Group, Inc.	153,367	$7,427,564

		14,916,375
Holdings Companies/Conglomerates - 2.72%
General Electric Company	466,400	19,308,960

Household Products - 0.90%
Fortune Brands, Inc.	78,800	6,421,412

Insurance - 2.55%
AFLAC, Inc.	84,800	4,836,992
Allstate Corp.	109,800	6,279,462
Hartford Financial Services Group, Inc.	75,762	7,011,773

		18,128,227
International Oil - 1.73%
Chevron Corp.	56,700	5,305,986
Exxon Mobil Corp.	75,331	6,972,637

		12,278,623
Internet Content - 1.69%
Google, Inc., Class A *	8,400	4,765,068
Yahoo!, Inc. *	268,300	7,201,172

		11,966,240
Internet Retail - 1.43%
Amazon.com, Inc. *	109,200	10,171,980
Internet Software - 1.34%
Symantec Corp. *	490,915	9,513,933

Investment Companies - 0.26%
The Blackstone Group LP * (a)	72,549	1,819,529

Leisure Time - 1.56%
Carnival Corp. (a)	229,101	11,095,361

Life Sciences - 0.34%
Pharmaceutical Product Development, Inc.	67,700	2,399,288

Liquor - 0.69%
Anheuser-Busch Companies, Inc.	98,200	4,909,018

Manufacturing - 2.66%
Harley-Davidson, Inc.	69,300	3,202,353
Illinois Tool Works, Inc.	262,352	15,646,673

		18,849,026
Mutual Funds - 1.94%
SPDR Trust Series 1	90,000	13,732,200

Petroleum Services - 3.00%
ENSCO International, Inc.	92,000	5,161,200
GlobalSantaFe Corp.	93,700	7,123,074
Halliburton Company	234,600	9,008,640

		21,292,914
Pharmaceuticals - 5.44%
Allergan, Inc.	241,174	15,548,488
Bristol-Myers Squibb Company	199,601	5,752,501
Merck & Company, Inc.	247,500	12,793,275
Schering-Plough Corp.	141,900	4,488,297

		38,582,561

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Publishing - 0.50%
McGraw-Hill Companies, Inc.	69,300	$3,528,063

Railroads & Equipment - 1.88%
Burlington Northern Santa Fe Corp.	164,750	13,372,758

Retail Trade - 2.71%
Chico's FAS, Inc. *	206,500	2,901,325
Costco Wholesale Corp.	173,810	10,666,720
Target Corp.	89,600	5,695,872

		19,263,917
Semiconductors - 6.34%
Analog Devices, Inc.	338,700	12,247,392
Intel Corp.	784,000	20,274,240
Linear Technology Corp. (a)	154,200	5,395,458
Xilinx, Inc.	269,209	7,037,123

		44,954,213
Software - 5.37%
BEA Systems, Inc. *	342,800	4,754,636
Citrix Systems, Inc. *	161,500	6,511,680
Intuit, Inc. *	168,600	5,108,580
Microsoft Corp.	671,011	19,767,984
Red Hat, Inc. *	99,900	1,985,013

		38,127,893
Telephone - 3.58%
AT&T, Inc.	252,626	10,688,606
Sprint Nextel Corp.	772,838	14,683,922

		25,372,528
Trucking & Freight - 1.59%
FedEx Corp.	107,817	11,293,831

TOTAL COMMON STOCKS (Cost $672,556,095)		$703,794,232

SHORT TERM INVESTMENTS - 2.55%
John Hancock Cash Investment Trust (c)	$18,123,029	$18,123,029

TOTAL SHORT TERM INVESTMENTS
(Cost $18,123,029)		$18,123,029

REPURCHASE AGREEMENTS - 1.50%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$10,617,626 on 10/01/2007,
collateralized by $10,525,000
Federal Home Loan Mortgage
Corp., 6.625% due 08/06/2037
(valued at $10,827,594, including
interest)	$10,614,000	$10,614,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,614,000)		$10,614,000

Total Investments (Large Cap Trust)
(Cost $701,293,124) - 103.23%		$732,531,261
Liabilities in Excess of Other Assets - (3.23)%		(22,917,801)

TOTAL NET ASSETS - 100.00%		$709,613,460

Large Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.66%

Aerospace - 2.63%
Lockheed Martin Corp.	30,480	$3,306,775
Northrop Grumman Corp.	104,000	8,112,000
Raytheon Company	77,000	4,914,140

		16,332,915
Air Travel - 0.74%
AMR Corp. * (a)	206,000	4,591,740

Automobiles - 0.20%
General Motors Corp.	34,000	1,247,800

Banking - 1.04%
Bank of America Corp.	128,000	6,434,560

Biotechnology - 1.22%
Biogen Idec, Inc. * (a)	114,000	7,561,620

Business Services - 1.50%
Computer Sciences Corp. *	99,000	5,534,100
Convergys Corp. *	42,000	729,120
Electronic Data Systems Corp.	17,000	371,280
NCR Corp. *	53,546	2,666,591

		9,301,091
Cable & Television - 0.81%
Time Warner, Inc.	274,000	5,030,640

Chemicals - 2.35%
Dow Chemical Company	199,000	8,568,940
E.I. Du Pont de Nemours & Company	121,000	5,996,760

		14,565,700
Computers & Business Equipment - 4.63%
EMC Corp. *	305,000	6,344,000
Hewlett-Packard Company	120,000	5,974,800
International Business Machines Corp.	78,000	9,188,400
Juniper Networks, Inc. *	197,000	7,212,170

		28,719,370
Crude Petroleum & Natural Gas - 4.40%
Marathon Oil Corp.	169,000	9,636,380
Noble Energy, Inc.	105,000	7,354,200
Occidental Petroleum Corp.	80,000	5,126,400
Sunoco, Inc.	73,000	5,166,940

		27,283,920
Domestic Oil - 0.93%
Frontier Oil Corp.	139,000	5,787,960

Electronics - 1.80%
Agilent Technologies, Inc. *	75,000	2,766,000
L-3 Communications Holdings, Inc.	36,000	3,677,040
Vishay Intertechnology, Inc. *	363,000	4,729,890

		11,172,930
Financial Services - 9.83%
Citigroup, Inc.	517,000	24,128,390
Goldman Sachs Group, Inc.	48,000	10,403,520
JP Morgan Chase & Company	398,000	18,236,360

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc.	132,700	$8,191,571

		60,959,841
Food & Beverages - 1.51%
Campbell Soup Company	98,000	3,626,000
H.J. Heinz Company	96,000	4,435,200
J.M. Smucker Company	24,000	1,282,080

		9,343,280
Healthcare Services - 4.08%
Humana, Inc. *	59,000	4,122,920
McKesson Corp.	113,000	6,643,270
Medco Health Solutions, Inc. *	69,000	6,236,910
WellPoint, Inc. *	105,000	8,286,600

		25,289,700
Holdings Companies/Conglomerates - 4.03%
General Electric Company	442,000	18,298,800
Loews Corp.	139,000	6,720,650

		25,019,450
Industrial Machinery - 2.55%
AGCO Corp. *	133,000	6,752,410
Deere & Company	61,000	9,053,620

		15,806,030
Insurance - 11.71%
ACE, Ltd.	104,000	6,299,280
Aetna, Inc.	111,000	6,023,970
Ambac Financial Group, Inc.	79,000	4,969,890
American International Group, Inc.	257,000	17,386,050
Chubb Corp.	153,000	8,206,920
CNA Financial Corp.	11,000	432,520
MetLife, Inc.	129,000	8,995,170
Prudential Financial, Inc.	94,000	9,172,520
SAFECO Corp.	55,000	3,367,100
The Travelers Companies, Inc.	154,000	7,752,360

		72,605,780
International Oil - 12.99%
Chevron Corp.	241,000	22,552,780
ConocoPhillips	205,000	17,992,850
Exxon Mobil Corp.	432,000	39,985,920

		80,531,550
Internet Software - 0.35%
McAfee, Inc. *	62,000	2,161,940

Leisure Time - 1.46%
Walt Disney Company	263,000	9,044,570

Manufacturing - 1.93%
Honeywell International, Inc.	116,000	6,898,520
SPX Corp.	55,000	5,090,800

		11,989,320
Paper - 1.13%
International Paper Company	195,000	6,994,650

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services - 3.66%
ENSCO International, Inc.	103,000	$5,778,300
Tesoro Corp.	100,000	4,602,000
Tidewater, Inc.	88,000	5,529,920
Valero Energy Corp.	101,000	6,785,180

		22,695,400
Pharmaceuticals - 6.60%
AmerisourceBergen Corp.	116,000	5,258,280
Eli Lilly & Company	144,000	8,197,920
Merck & Company, Inc.	143,000	7,391,670
Pfizer, Inc.	821,000	20,057,030

		40,904,900
Railroads & Equipment - 1.55%
CSX Corp.	176,000	7,520,480
Kansas City Southern *	65,000	2,091,050

		9,611,530
Retail Grocery - 2.19%
Safeway, Inc.	212,000	7,019,320
The Kroger Company	231,000	6,588,120

		13,607,440
Retail Trade - 1.81%
Dollar Tree Stores, Inc. *	58,000	2,351,320
RadioShack Corp. (a)	189,000	3,904,740
Tiffany & Company (a)	95,000	4,973,250

		11,229,310
Sanitary Services - 0.22%
Republic Services, Inc.	41,000	1,341,110

Semiconductors - 2.42%
Intersil Corp., Class A	106,000	3,543,580
KLA-Tencor Corp.	100,000	5,578,000
Novellus Systems, Inc. *	135,000	3,680,100
Teradyne, Inc. *	158,000	2,180,400

		14,982,080
Software - 1.38%
BMC Software, Inc. *	57,665	1,800,878
Compuware Corp. *	279,000	2,237,580
Novell, Inc. *	263,000	2,009,320
Oracle Corp. *	115,739	2,505,749

		8,553,527
Steel - 1.18%
United States Steel Corp.	69,000	7,309,860

Telecommunications Equipment &
Services - 0.98%
ADC Telecommunications, Inc. *	310,000	6,079,100

Telephone - 3.22%
AT&T, Inc.	209,000	8,842,790
CenturyTel, Inc.	90,000	4,159,800
Qwest Communications International, Inc. *	760,000	6,961,600

		19,964,190

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tobacco - 0.19%
UST, Inc.	24,000	$1,190,400
Toys, Amusements & Sporting Goods - 0.44%
Hasbro, Inc.	99,000	2,760,120

TOTAL COMMON STOCKS (Cost $543,890,016)		$618,005,324

SHORT TERM INVESTMENTS - 2.27%
John Hancock Cash Investment Trust (c)	$14,069,829	$14,069,829

TOTAL SHORT TERM INVESTMENTS
(Cost $14,069,829)		$14,069,829

REPURCHASE AGREEMENTS - 0.30%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$1,850,632 on 10/01/2007,
collateralized by $1,845,000
Federal National Mortgage
Association, 6.06% due
06/06/2017 (valued at $1,888,819,
including interest)	$1,850,000	$1,850,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,850,000)		$1,850,000

Total Investments (Large Cap Value Trust)
(Cost $559,809,845) - 102.23%		$633,925,153
Liabilities in Excess of Other Assets - (2.23)%		(13,806,070

TOTAL NET ASSETS - 100.00%		$620,119,083

Lifestyle Aggressive Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Value (Lord, Abbett)	898,629	$12,347,161
Blue Chip Growth (T. Rowe Price)	1,395,232	30,834,631
Capital Appreciation (Jennison)	3,069,175	30,875,903
Core Equity (Legg Mason)	1,227,522	18,388,284
Emerging Growth (MFC Global U.S.)	1,054,745	12,245,593
Emerging Markets Value (DFA)	1,265,012	18,734,834
Equity-Income (T. Rowe Price)	658,875	12,123,308
Fundamental Value (Davis)	1,063,084	18,263,786
International Core (GMO)	3,033,361	49,504,449
International Equity Index (SSgA)	566,774	12,599,396
International Opportunities (Marsico)	1,256,849	24,935,879
International Small Cap (Templeton)	632,473	15,350,122
International Small Company (DFA)	1,041,153	15,315,363
International Value (Templeton)	2,335,546	43,230,951
Large Cap (UBS)	759,239	12,071,907
Large Cap Value (BlackRock)	255,652	6,148,425
Mid Cap Index (MFC Global U.S.A.)	895,440	18,231,148

Lifestyle Aggressive Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Mid Cap Intersection (Wellington)	1,985,652	$24,423,524
Mid Cap Stock (Wellington)	684,294	12,474,673
Mid Cap Value (Lord, Abbett)	758,921	12,082,019
Mid Cap Value Equity (RiverSource)	414,465	6,167,238
Natural Resources (Wellington)	642,328	24,806,695
Overseas Equity (Capital Guardian)	810,837	12,551,764
Quantitative Value (MFC Global U.S.A.)	1,229,550	18,234,226
Small Cap (Independence)	813,916	12,233,160
Small Cap Index (MFC Global U.S.A.)	744,751	12,064,965
Small Cap Intrinsic Value (MFC Global U.S.)	1,021,070	12,518,315
Small Company (American Century)	845,535	11,998,148
Small Company Value (T. Rowe Price)	865,122	18,072,388
U.S. Global Leaders Growth (Sustainable
Growth)	886,557	12,225,619
U.S. Large Cap (Capital Guardian)	696,294	12,268,696
U.S. Multi Sector (GMO)	2,985,579	42,604,209
Value & Restructuring (Excelsior)	368,490	6,186,941
Vista (American Century)	659,092	12,542,524

TOTAL INVESTMENT COMPANIES (Cost $546,644,860)		$614,656,244

Total Investments (Lifestyle Aggressive Trust)
(Cost $546,644,860) - 100.00%		$614,656,244
Liabilities in Excess of Other Assets - 0.00%		(1,445)

TOTAL NET ASSETS - 100.00%		$614,654,799

Lifestyle Balanced Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration)	21,031,214	$204,633,710
All Cap Core (Deutsche)	10,004,038	208,884,323
Blue Chip Growth (T. Rowe Price)	38,837,551	858,309,886
Core Bond (Wells Capital)	16,294,596	205,800,746
Core Equity (Legg Mason)	13,994,165	209,632,587
Emerging Markets Value (DFA)	14,500,033	214,745,492
Equity-Income (T. Rowe Price)	17,100,543	314,650,000
Fundamental Value (Davis)	12,235,037	210,197,944
Global Bond (PIMCO)	20,881,731	315,314,136
Global Real Estate (Deutsche)	22,048,731	317,501,722
High Income (MFC Global U.S.)	14,718,366	204,585,293
High Yield (WAMCO)	91,251,353	931,676,316
International Core (GMO)	25,974,292	423,900,453
International Opportunities (Marsico)	10,932,345	216,897,724
International Small Cap (Templeton)	6,422,225	155,867,410
International Value (Templeton)	19,763,731	365,826,657
Large Cap (UBS)	13,121,688	208,634,838
Large Cap Value (BlackRock)	13,096,375	314,967,815
Mid Cap Index (MFC Global U.S.A.)	4,976,051	101,312,404

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Balanced Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Mid Cap Stock (Wellington)	5,698,783	$103,888,815
Natural Resources (Wellington)	8,712,859	336,490,630
Quantitative Value (MFC Global U.S.A.)	14,091,437	208,976,008
Real Estate Equity (T. Rowe Price)	9,777,137	134,044,545
Real Return Bond (PIMCO)	39,127,872	516,487,909
Small Company Growth (AIM)	6,018,379	101,229,134
Small Company Value (T. Rowe Price)	4,802,412	100,322,388
Spectrum Income (T. Rowe Price)	37,560,597	516,082,603
Strategic Bond (WAMCO)	17,806,675	204,420,626
Strategic Income (MFC Global U.S.)	14,806,343	205,956,226
Total Return (PIMCO)	37,162,373	515,813,739
U.S. Global Leaders Growth (Sustainable
Growth)	22,971,787	316,780,941
U.S. High Yield Bond (Wells Capital)	15,418,507	204,449,404
U.S. Large Cap (Capital Guardian)	11,872,901	209,200,509
U.S. Multi Sector (GMO)	36,889,066	526,406,970
Value & Restructuring (Excelsior)	12,516,385	210,150,100

TOTAL INVESTMENT COMPANIES (Cost $9,491,335,369)		$10,394,040,003

Total Investments (Lifestyle Balanced Trust)
(Cost $9,491,335,369) - 100.00%		$10,394,040,003
Other Assets in Excess of Liabilities - 0.00%		212,672

TOTAL NET ASSETS - 100.00%		$10,394,252,675

Lifestyle Conservative Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration)	9,067,751	$88,229,214
Blue Chip Growth (T. Rowe Price)	861,627	19,041,954
Core Bond (Wells Capital)	1,397,462	17,649,946
Equity-Income (T. Rowe Price)	1,034,889	19,041,952
Fundamental Value (Davis)	1,108,378	19,041,932
Global Bond (PIMCO)	4,667,467	70,478,757
Global Real Estate (Deutsche)	1,838,358	26,472,354
High Income (MFC Global U.S.)	1,269,780	17,649,946
High Yield (WAMCO)	3,456,882	35,294,762
International Core (GMO)	1,081,492	17,649,946
International Value (Templeton)	1,430,165	26,472,353
Investment Quality Bond (Wellington)	3,846,310	44,117,172
Real Estate Equity (T. Rowe Price)	779,350	10,684,883
Real Return Bond (PIMCO)	2,673,846	35,294,761
Spectrum Income (T. Rowe Price)	5,137,147	70,584,395
Strategic Bond (WAMCO)	3,074,457	35,294,762
Strategic Income (MFC Global U.S.)	2,537,366	35,294,762
Total Return (PIMCO)	10,170,292	141,163,657
U.S. Government Securities (WAMCO)	7,363,397	97,049,567
U.S. High Yield Bond (Wells Capital)	1,331,067	17,649,946

Lifestyle Conservative Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
U.S. Multi Sector (GMO)	1,334,404	$19,041,952
Value & Restructuring (Excelsior)	1,134,125	19,041,953

TOTAL INVESTMENT COMPANIES (Cost $858,787,948)		$882,240,926

Total Investments (Lifestyle Conservative Trust)
(Cost $858,787,948) - 100.00%		$882,240,926
Other Assets in Excess of Liabilities - 0.00%		6,560

TOTAL NET ASSETS - 100.00%		$882,247,486

Lifestyle Growth Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Core (Deutsche)	19,755,781	$412,500,709
All Cap Growth (AIM)	6,712,175	137,062,612
Blue Chip Growth (T. Rowe Price)	25,055,682	553,730,562
Capital Appreciation (Jennison)	55,176,544	555,076,032
Core Equity (Legg Mason)	18,284,877	273,907,460
Emerging Markets Value (DFA)	19,213,735	284,555,411
Equity-Income (T. Rowe Price)	22,405,215	412,255,957
Fundamental Value (Davis)	24,128,399	414,525,900
Global Bond (PIMCO)	18,399,231	277,828,389
Global Real Estate (Deutsche)	9,581,079	137,967,533
High Income (MFC Global U.S.)	9,670,543	134,420,542
High Yield (WAMCO)	67,110,476	685,197,957
International Core (GMO)	51,610,630	842,285,486
International Opportunities (Marsico)	29,468,882	584,662,615
International Small Cap (Templeton)	8,537,087	207,195,108
International Small Company (DFA)	14,020,504	206,241,612
International Value (Templeton)	30,025,589	555,773,644
Large Cap (UBS)	8,515,239	135,392,306
Large Cap Value (BlackRock)	5,646,126	135,789,338
Mid Cap Index (MFC Global U.S.A.)	13,435,328	273,543,284
Mid Cap Intersection (Wellington)	22,242,884	273,587,473
Mid Cap Stock (Wellington)	15,295,642	278,839,547
Mid Cap Value (Lord, Abbett)	8,473,484	134,897,857
Mid Cap Value Equity (RiverSource)	9,108,728	135,537,880
Natural Resources (Wellington)	11,479,841	443,351,441
Overseas Equity (Capital Guardian)	18,053,714	279,471,494
Quantitative Value (MFC Global U.S.A.)	37,155,926	551,022,383
Real Estate Equity (T. Rowe Price)	7,582,057	103,950,003
Real Return Bond (PIMCO)	31,035,138	409,663,826
Small Cap (Independence)	8,983,712	135,025,188
Small Cap Intrinsic Value (MFC Global U.S.)	11,292,749	138,449,103
Small Cap Opportunities (Munder)	11,558,115	274,158,485
Small Company Growth (AIM)	8,028,370	135,037,177
Small Company Value (T. Rowe Price)	6,425,755	134,234,032
Spectrum Income (T. Rowe Price)	19,754,455	271,426,211

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
Strategic Bond (WAMCO)	11,737,579	$134,747,402
Strategic Income (MFC Global U.S.)	9,760,925	135,774,460
Total Return (PIMCO)	39,412,476	547,045,172
U.S. Global Leaders Growth (Sustainable
Growth)	29,911,334	412,477,290
U.S. High Yield Bond (Wells Capital)	10,117,839	134,162,548
U.S. Large Cap (Capital Guardian)	15,530,828	273,653,186
U.S. Multi Sector (GMO)	67,757,247	966,895,916
Value & Restructuring (Excelsior)	8,121,419	136,358,622
Vista (American Century)	7,313,809	139,181,791

TOTAL INVESTMENT COMPANIES (Cost $12,504,910,671)		$13,798,860,944

Total Investments (Lifestyle Growth Trust)
(Cost $12,504,910,671) - 100.00%		$13,798,860,944
Other Assets in Excess of Liabilities - 0.00%		269,843

TOTAL NET ASSETS - 100.00%		$13,799,130,787

Lifestyle Moderate Trust
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Active Bond (MFC Global U.S./Declaration)	18,721,133	$182,156,622
Blue Chip Growth (T. Rowe Price)	5,410,834	119,579,422
Core Bond (Wells Capital)	3,563,373	45,005,395
Core Equity (Legg Mason)	6,381,867	95,600,362
Equity-Income (T. Rowe Price)	2,556,403	47,037,809
Fundamental Value (Davis)	5,527,349	94,959,850
Global Bond (PIMCO)	9,029,078	136,339,083
Global Real Estate (Deutsche)	3,251,382	46,819,899
High Income (MFC Global U.S.)	4,879,442	67,824,250
High Yield (WAMCO)	13,373,952	136,548,047
International Core (GMO)	7,134,306	116,431,878
International Equity Index (SSgA)	1,051,382	23,372,221
International Opportunities (Marsico)	1,204,147	23,890,280
International Value (Templeton)	3,769,996	69,782,620
Investment Quality Bond (Wellington)	3,916,127	44,917,976
Mid Cap Index (MFC Global U.S.A.)	1,111,687	22,633,947
Overseas Equity (Capital Guardian)	1,503,988	23,281,731
Real Estate Equity (T. Rowe Price)	2,149,726	29,472,742
Real Return Bond (PIMCO)	6,911,573	91,232,767
Small Company (American Century)	1,594,672	22,628,390
Small Company Growth (AIM)	1,355,940	22,806,907
Small Company Value (T. Rowe Price)	1,080,335	22,568,208
Spectrum Income (T. Rowe Price)	13,257,394	182,156,589
Strategic Bond (WAMCO)	5,909,738	67,843,788
Strategic Income (MFC Global U.S.)	4,885,194	67,953,045
Total Return (PIMCO)	19,712,340	273,607,281
U.S. High Yield Bond (Wells Capital)	5,116,419	67,843,716

Lifestyle Moderate Trust (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK TRUST
U.S. Multi Sector (GMO)	6,611,956	$94,352,611
Value & Restructuring (Excelsior)	2,836,170	47,619,296

TOTAL INVESTMENT COMPANIES (Cost $2,140,315,810)		$2,286,266,732

Total Investments (Lifestyle Moderate Trust)
(Cost $2,140,315,810) - 100.00%		$2,286,266,732
Other Assets in Excess of Liabilities - 0.00%		37,958

TOTAL NET ASSETS - 100.00%		$2,286,304,690

Managed Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 58.10%
Advertising - 0.03%
Omnicom Group, Inc.	8,300	$399,147

Aerospace - 0.51%
General Dynamics Corp.	17,800	1,503,566
Goodrich Corp.	3,300	225,159
Lockheed Martin Corp.	31,700	3,439,133
Northrop Grumman Corp.	1,100	85,800
Rockwell Collins, Inc.	8,300	606,232
United Technologies Corp.	21,600	1,738,368

		7,598,258
Aluminum - 0.06%
Alcoa, Inc.	23,700	927,144

Apparel & Textiles - 1.12%
Cintas Corp.	10,400	385,840
Coach, Inc. *	127,400	6,022,198
Liz Claiborne, Inc.	39,400	1,352,602
Mohawk Industries, Inc. * (a)	5,000	406,500
NIKE, Inc., Class B	82,700	4,851,182
Polo Ralph Lauren Corp., Class A	6,600	513,150
VF Corp.	36,900	2,979,675

		16,511,147
Auto Parts - 0.26%
Autoliv, Inc.	11,100	663,225
AutoZone, Inc. *	21,700	2,520,238
Johnson Controls, Inc.	5,300	625,983

		3,809,446
Auto Services - 0.10%
AutoNation, Inc. *	79,800	1,414,056

Automobiles - 0.83%
Ford Motor Company *	360,500	3,060,645
General Motors Corp.	67,900	2,491,930
PACCAR, Inc.	78,350	6,679,337

		12,231,912

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking - 1.08%
Bank of America Corp.	144,684	$7,273,265
BB&T Corp.	33,400	1,349,026
Comerica, Inc.	25,500	1,307,640
Fifth Third Bancorp	18,000	609,840
First Horizon National Corp. (a)	13,000	346,580
National City Corp.	107,200	2,689,648
Popular, Inc. (a)	5,600	68,768
UnionBanCal Corp.	9,300	543,213
US Bancorp	54,000	1,756,620

		15,944,600
Broadcasting - 0.15%
CBS Corp., Class B	32,000	1,008,000
Liberty Media Corp. - Capital, Series A *	6,700	836,361
News Corp., Class A	14,500	318,855

		2,163,216
Building Materials & Construction - 0.12%
American Standard Companies, Inc.	28,700	1,022,294
Masco Corp.	33,600	778,512

		1,800,806
Business Services - 0.48%
Affiliated Computer Services, Inc., Class A *	10,700	537,568
DST Systems, Inc. *	1,100	94,391
Fiserv, Inc. *	62,000	3,153,320
Manpower, Inc.	6,100	392,535
Moody's Corp.	14,000	705,600
NCR Corp. *	9,000	448,200
Pitney Bowes, Inc.	18,300	831,186
R.R. Donnelley & Sons Company	11,300	413,128
Total Systems Services, Inc. (a)	17,700	491,706

		7,067,634
Cable & Television - 0.58%
Comcast Corp., Class A *	127,700	3,087,786
DIRECTV Group, Inc. *	56,100	1,362,108
Time Warner, Inc.	225,000	4,131,000

		8,580,894
Chemicals - 0.44%
Dow Chemical Company	56,600	2,437,196
E.I. Du Pont de Nemours & Company	39,100	1,937,796
Eastman Chemical Company	6,400	427,072
Lubrizol Corp.	12,400	806,744
Lyondell Chemical Company	10,000	463,500
PPG Industries, Inc.	5,700	430,635

		6,502,943
Colleges & Universities - 0.03%
ITT Educational Services, Inc. *	3,700	450,253

Computers & Business Equipment - 5.02%
Apple, Inc. *	64,600	9,918,684
CDW Corp. *	16,000	1,395,200
Cisco Systems, Inc. *	490,000	16,223,900

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Cognizant Technology Solutions Corp.,
Class A *	9,800	$781,746
Dell, Inc. *	429,800	11,862,480
EMC Corp. *	193,400	4,022,720
Hewlett-Packard Company	60,700	3,022,253
International Business Machines Corp.	215,100	25,338,780
Juniper Networks, Inc. *	8,200	300,202
Lexmark International, Inc. *	32,800	1,362,184

		74,228,149
Construction Materials - 0.09%
Martin Marietta Materials, Inc.	1,800	240,390
Sherwin-Williams Company	11,200	735,952
Vulcan Materials Company	3,600	320,940

		1,297,282
Containers & Glass - 0.14%
Ball Corp.	6,600	354,750
Owens-Illinois, Inc. *	16,200	671,490
Pactiv Corp. *	17,200	492,952
Sealed Air Corp.	20,500	523,980

		2,043,172
Cosmetics & Toiletries - 0.84%
Avon Products, Inc.	22,100	829,413
Colgate-Palmolive Company	1,400	99,848
Estee Lauder Companies, Inc., Class A	9,900	420,354
International Flavors & Fragrances, Inc.	17,300	914,478
Kimberly-Clark Corp.	74,800	5,255,448
Procter & Gamble Company	68,900	4,846,426

		12,365,967
Crude Petroleum & Natural Gas - 0.34%
Apache Corp.	11,500	1,035,690
Devon Energy Corp.	16,900	1,406,080
Marathon Oil Corp.	20,900	1,191,718
Occidental Petroleum Corp.	21,200	1,358,496

		4,991,984
Drugs & Health Care - 0.07%
Wyeth	24,100	1,073,655

Educational Services - 0.08%
Apollo Group, Inc., Class A *	20,100	1,209,015

Electrical Utilities - 0.58%
American Electric Power Company, Inc.	40,100	1,847,808
CenterPoint Energy, Inc. (a)	13,600	218,008
Constellation Energy Group	7,400	634,846
Edison International	15,100	837,295
Entergy Corp.	31,300	3,389,477
FPL Group, Inc.	1,800	109,584
Public Service Enterprise Group, Inc.	2,700	237,573
The AES Corp. *	40,800	817,632
Xcel Energy, Inc.	23,100	497,574

		8,589,797

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics - 0.12%
Arrow Electronics, Inc. *	7,700	$327,404
Avnet, Inc. *	22,300	888,878
Tyco Electronics, Ltd.	17,600	623,568

		1,839,850
Energy - 0.01%
Sempra Energy	3,600	209,232

Financial Services - 3.29%
Citigroup, Inc.	477,800	22,298,926
Countrywide Financial Corp.	27,300	518,973
Discover Financial Services	26,900	559,520
Eaton Vance Corp.	11,400	455,544
Federal Home Loan Mortgage Corp.	31,700	1,870,617
Federal National Mortgage Association	167,800	10,203,918
Franklin Resources, Inc.	14,200	1,810,500
Goldman Sachs Group, Inc.	24,700	5,353,478
Morgan Stanley (c)	47,500	2,992,500
SEI Investments Company	31,800	867,504
The First Marblehead Corp. (a)	13,200	500,676
Washington Mutual, Inc.	34,176	1,206,755

		48,638,911
Food & Beverages - 2.14%
ConAgra Foods, Inc.	44,400	1,160,172
General Mills, Inc.	7,100	411,871
H.J. Heinz Company	4,000	184,800
Hormel Foods Corp.	6,200	221,836
Kraft Foods, Inc., Class A	131,236	4,528,954
McCormick & Company, Inc.	10,800	388,476
Pepsi Bottling Group, Inc.	5,100	189,567
PepsiCo, Inc.	76,000	5,567,760
Sara Lee Corp.	26,100	435,609
Sysco Corp.	71,100	2,530,449
The Coca-Cola Company	261,400	15,022,658
Tyson Foods, Inc., Class A	59,400	1,060,290

		31,702,442
Forest Products - 0.09%
Weyerhaeuser Company	18,500	1,337,550

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	12,200	233,752

Gas & Pipeline Utilities - 0.02%
NiSource, Inc.	19,400	371,316

Healthcare Products - 3.18%
Baxter International, Inc.	65,200	3,669,456
Becton, Dickinson & Company	6,300	516,915
C.R. Bard, Inc.	5,400	476,226
Covidien, Ltd.	17,600	730,400
Johnson & Johnson	297,700	19,558,890
Medtronic, Inc.	49,100	2,769,731
Patterson Companies, Inc. *	20,200	779,922
St. Jude Medical, Inc. *	16,500	727,155
Stryker Corp.	107,500	7,391,700

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Zimmer Holdings, Inc. *	129,100	$10,455,809

		47,076,204
Healthcare Services - 2.25%
Cardinal Health, Inc.	70,600	4,414,618
Coventry Health Care, Inc. *	10,100	628,321
Express Scripts, Inc. *	75,000	4,186,500
Health Net, Inc. *	7,500	405,375
McKesson Corp.	76,600	4,503,314
Medco Health Solutions, Inc. *	18,700	1,690,293
Quest Diagnostics, Inc.	48,100	2,778,737
UnitedHealth Group, Inc.	297,200	14,393,396
WellPoint, Inc. *	4,400	347,248

		33,347,802
Holdings Companies/Conglomerates - 0.05%
General Electric Company	17,600	728,640

Homebuilders - 0.09%
Centex Corp.	10,600	281,642
D.R. Horton, Inc.	17,400	222,894
KB Home (a)	2,000	50,120
Lennar Corp., Class A (a)	13,200	298,980
Toll Brothers, Inc. *	21,800	435,782

		1,289,418
Hotels & Restaurants - 1.04%
Marriott International, Inc., Class A	39,200	1,704,024
McDonald's Corp.	186,600	10,164,102
Starbucks Corp. *	65,800	1,723,960
Yum! Brands, Inc.	54,700	1,850,501

		15,442,587
Household Products - 0.13%
Energizer Holdings, Inc. *	17,200	1,906,620

Industrial Machinery - 0.35%
Cummins, Inc.	6,200	792,918
Deere & Company	11,400	1,691,988
Ingersoll-Rand Company, Ltd., Class A	15,500	844,285
ITT Corp.	13,300	903,469
Pall Corp.	15,700	610,730
W.W. Grainger, Inc.	4,500	410,355

		5,253,745
Insurance - 3.43%
ACE, Ltd.	16,100	975,177
Aetna, Inc.	42,800	2,322,756
AFLAC, Inc.	39,200	2,235,968
Allstate Corp.	154,100	8,812,979
Ambac Financial Group, Inc.	22,300	1,402,893
American International Group, Inc.	138,500	9,369,525
Brown & Brown, Inc.	23,600	620,680
Chubb Corp.	13,200	708,048
CIGNA Corp.	47,500	2,531,275
Cincinnati Financial Corp.	4,000	173,240
CNA Financial Corp.	3,700	145,484

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
First American Corp.	18,300	$670,146
Hartford Financial Services Group, Inc.	8,900	823,695
Lincoln National Corp.	2,300	151,731
Markel Corp. *	1,900	919,600
MBIA, Inc.	18,300	1,117,215
MetLife, Inc.	24,800	1,729,304
MGIC Investment Corp. (a)	21,100	681,741
Old Republic International Corp.	47,350	887,339
PMI Group, Inc.	19,100	624,570
Progressive Corp.	84,800	1,645,968
Prudential Financial, Inc.	23,700	2,312,646
Radian Group, Inc. (a)	16,900	393,432
SAFECO Corp.	15,300	936,666
The Travelers Companies, Inc.	98,100	4,938,354
Torchmark Corp.	26,900	1,676,408
UnumProvident Corp.	64,800	1,585,656
W.R. Berkley Corp.	14,600	432,598

		50,825,094
International Oil - 5.91%
Anadarko Petroleum Corp.	26,400	1,419,000
Chevron Corp.	245,700	22,992,606
ConocoPhillips	86,052	7,552,784
Exxon Mobil Corp.	599,000	55,443,440

		87,407,830
Internet Retail - 0.29%
Amazon.com, Inc. *	14,300	1,332,045
eBay, Inc. *	55,000	2,146,100
Expedia, Inc. *	14,700	468,636
IAC/InterActiveCorp. *	13,300	394,611

		4,341,392
Internet Software - 0.12%
McAfee, Inc. *	26,700	931,029
Symantec Corp. *	4,500	87,210
VeriSign, Inc. *	22,700	765,898

		1,784,137
Leisure Time - 0.19%
Carnival Corp. (a)	35,700	1,728,951
MGM MIRAGE *	12,300	1,100,112

		2,829,063
Life Sciences - 0.06%
Waters Corp. *	13,300	890,036

Liquor - 0.24%
Anheuser-Busch Companies, Inc.	71,000	3,549,290

Manufacturing - 0.95%
Danaher Corp.	46,400	3,837,744
Eaton Corp.	7,500	742,800
Harley-Davidson, Inc.	111,500	5,152,415
Honeywell International, Inc.	44,300	2,634,521
Illinois Tool Works, Inc.	13,600	811,104
SPX Corp.	4,900	453,544

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Tyco International, Ltd.	9,400	$416,796

		14,048,924
Metal & Metal Products - 0.14%
Precision Castparts Corp.	13,600	2,012,528

Paper - 0.01%
Temple-Inland, Inc.	3,000	157,890

Petroleum Services - 0.16%
Schlumberger, Ltd.	4,100	430,500
Tesoro Corp.	9,100	418,782
Valero Energy Corp.	23,700	1,592,166

		2,441,448
Pharmaceuticals - 5.69%
Abbott Laboratories	81,800	4,386,116
AmerisourceBergen Corp.	65,000	2,946,450
Bristol-Myers Squibb Company	42,700	1,230,614
Eli Lilly & Company	15,700	893,801
Forest Laboratories, Inc. *	153,400	5,720,286
King Pharmaceuticals, Inc. *	34,400	403,168
Merck & Company, Inc.	639,900	33,076,431
Pfizer, Inc.	1,211,300	29,592,059
Schering-Plough Corp.	186,800	5,908,484

		84,157,409
Publishing - 0.34%
Gannett Company, Inc.	78,300	3,421,710
McGraw-Hill Companies, Inc.	21,800	1,109,838
Tribune Company	15,700	428,924

		4,960,472
Railroads & Equipment - 0.03%
CSX Corp.	7,300	311,929
Union Pacific Corp.	1,600	180,896

		492,825
Retail Grocery - 0.51%
Safeway, Inc.	85,300	2,824,283
SUPERVALU, Inc.	40,408	1,576,316
The Kroger Company	111,100	3,168,572

		7,569,171
Retail Trade - 7.12%
Abercrombie & Fitch Company, Class A	26,400	2,130,480
Advance Auto Parts, Inc.	2,200	73,832
American Eagle Outfitters, Inc.	60,000	1,578,600
Bed Bath & Beyond, Inc. *	87,000	2,968,440
Best Buy Company, Inc.	13,800	635,076
CarMax, Inc. *	28,800	585,504
Family Dollar Stores, Inc.	43,700	1,160,672
Gap, Inc.	23,000	424,120
Home Depot, Inc.	723,200	23,460,608
J.C. Penney Company, Inc.	9,800	621,026
Kohl's Corp. *	93,700	5,371,821
Limited Brands, Inc.	20,700	473,823
Lowe's Companies, Inc.	435,500	12,202,710

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Nordstrom, Inc.	38,000	$1,781,820
PetSmart, Inc.	9,300	296,670
RadioShack Corp.	31,900	659,054
Ross Stores, Inc.	13,800	353,832
Sears Holdings Corp. *	4,200	534,240
Staples, Inc.	135,600	2,914,044
Target Corp.	129,600	8,238,672
The TJX Companies, Inc.	36,900	1,072,683
Tiffany & Company (a)	23,000	1,204,050
Walgreen Company	115,600	5,460,944
Wal-Mart Stores, Inc.	712,100	31,083,165

		105,285,886
Semiconductors - 0.69%
Analog Devices, Inc.	17,800	643,648
Intel Corp.	288,000	7,447,680
KLA-Tencor Corp.	18,800	1,048,664
Novellus Systems, Inc. *	14,500	395,270
Xilinx, Inc.	24,700	645,658

		10,180,920
Software - 2.63%
Adobe Systems, Inc. *	10,600	462,796
BMC Software, Inc. *	15,600	487,188
CA, Inc.	3,500	90,020
Citrix Systems, Inc. *	7,300	294,336
Intuit, Inc. *	14,500	439,350
Microsoft Corp.	1,052,100	30,994,866
Oracle Corp. *	285,500	6,181,075

		38,949,631
Telecommunications Equipment &
Services - 1.30%
Avaya, Inc. *	21,700	368,032
QUALCOMM, Inc.	38,400	1,622,784
Verizon Communications, Inc.	389,700	17,255,916

		19,246,732
Telephone - 1.69%
AT&T, Inc.	581,742	24,613,504
CenturyTel, Inc.	9,200	425,224

		25,038,728
Tires & Rubber - 0.08%
Goodyear Tire & Rubber Company *	40,400	1,228,564
Tobacco - 0.31%
Altria Group, Inc.	43,100	2,996,743
Loews Corp. - Carolina Group	1,100	90,453
UST, Inc.	31,500	1,562,400

		4,649,596
Toys, Amusements & Sporting Goods - 0.21%
Hasbro, Inc.	36,100	1,006,468
Mattel, Inc.	87,900	2,062,134

		3,068,602

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation - 0.04%
C.H. Robinson Worldwide, Inc.	10,500	$570,045
Trucking & Freight - 0.23%
FedEx Corp.	32,400	3,393,900

TOTAL COMMON STOCKS (Cost $810,300,920)		$859,658,659

U.S. TREASURY OBLIGATIONS - 5.27%
U.S. Treasury Bonds - 1.08%
4.75% due 02/15/2037	16,199,000	15,975,000
U.S. Treasury Notes - 4.19%
4.125% due 08/31/2012	2,120,000	2,110,394
4.50% due 04/30/2012	16,750,000	16,955,456
4.625% due 07/31/2009	1,145,000	1,158,149
4.75% due 08/15/2017	38,808,000	39,329,502
4.75% due 05/31/2012	1,665,000	1,702,852
4.875% due 06/30/2009	665,000	674,975

		61,931,328

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $76,922,475)		$77,906,328

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.71%
Federal Home Loan Bank - 0.03%
4.50% due 11/15/2012	500,000	497,071
Federal Home Loan Mortgage Corp. - 0.60%
4.647% due 07/01/2035	1,180,195	1,169,119
5.00% due 07/15/2014	270,000	273,614
5.00% TBA **	4,040,000	3,853,150
6.00% due 08/01/2017	128,443	130,350
6.50% due 03/01/2017	75,291	77,122
6.50% TBA **	3,350,000	3,409,670

		8,913,025
Federal National Mortgage
Association - 11.00%
3.716% due 07/01/2033 (b)	69,030	69,714
4.375% due 03/15/2013	4,250,000	4,187,967
4.50% due 10/01/2018	2,895,274	2,795,156
4.50% TBA **	6,055,000	5,829,827
5.00% due 12/01/2034 to 07/01/2035	13,539,792	12,947,686
5.00% TBA **	43,790,000	42,307,562
5.50% due 07/01/2017 to 09/01/2034	18,906,834	18,627,580
5.50% TBA **	19,640,000	19,417,081
6.00% due 07/01/2016 to 03/01/2036	15,367,621	15,433,399
6.00% TBA **	20,322,000	20,438,899
6.25% due 05/15/2029	875,000	982,376
6.50% due 02/01/2036	468,828	477,431
6.50% TBA **	12,587,000	12,819,688
7.00% due 12/01/2012 to 10/25/2041	2,631,639	2,714,996
7.00% TBA **	3,405,000	3,513,534
7.50% due 11/01/2030 to 07/01/2031	94,449	98,789

		162,661,685
Government National Mortgage
Association - 0.08%
5.00% due 01/15/2035 to 04/15/2035	796,720	771,343

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association (continued)
5.50% due 03/15/2035	$437,286	$431,471

		1,202,814

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $174,437,872)		$173,274,595

FOREIGN GOVERNMENT OBLIGATIONS - 0.15%
Chile - 0.12%
Republic of Chile
5.76% due 01/28/2008 (b)	1,800,000	1,800,000
Mexico - 0.01%
Government of Mexico
9.875% due 02/01/2010	95,000	105,688
Peru - 0.02%
Republic of Peru
7.35% due 07/21/2025	250,000	285,625

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,155,173)		$2,191,313

CORPORATE BONDS - 13.07%
Aerospace - 0.04%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013	402,084	423,821
7.156% due 12/15/2011	198,879	208,194

		632,015
Automobiles - 0.08%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008	100,000	98,905
5.875% due 03/15/2011	1,080,000	1,095,557

		1,194,462
Banking - 1.15%
BAC Capital Trust XI
6.625% due 05/23/2036	1,405,000	1,429,752
BAC Capital Trust XV
6.38% due 06/01/2056 (b)	1,600,000	1,457,514
Banco Santander Chile
6.0738% due 12/09/2009 (b)	2,270,000	2,272,245
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)	150,000	138,456
Comerica Capital Trust II
6.576% due 02/20/2037 (b)	2,000,000	1,807,158
DBS Bank, Ltd.
7.125% due 05/15/2011	100,000	106,275
HBOS PLC
5.375% due 11/29/2049 (b)	190,000	177,779
ICICI Bank, Ltd.
5.90% due 01/12/2010 (b)	520,000	515,509
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)	80,000	77,869
MBNA America Bank
5.375% due 01/15/2008	250,000	250,259
RBS Capital Trust IV
5.9981% due 09/29/2049 (b)	320,000	304,140

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Shinhan Bank
6.819% due 09/20/2036 (b)	$1,090,000	$1,060,745
Standard Chartered PLC
6.409% due 01/30/2017 (b)	1,665,000	1,536,237
SunTrust Capital VIII
6.10% due 12/15/2036 (b)	1,325,000	1,201,978
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)	810,000	794,793
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	2,000,000	1,986,582
Washington Mutual Bank
6.75% due 05/20/2036	1,040,000	1,015,450
Washington Mutual, Inc.
4.20% due 01/15/2010	210,000	204,254
5.51% due 03/22/2012 (b)	110,000	104,730
Wells Fargo & Company
3.50% due 04/04/2008	500,000	494,957

		16,936,682
Broadcasting - 0.01%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	125,000	123,868
News America Holdings, Inc.
6.75% due 01/09/2038	30,000	31,411

		155,279
Cable & Television - 0.49%
Comcast Corp.
6.45% due 03/15/2037	1,150,000	1,135,316
6.50% due 11/15/2035	1,000,000	987,447
Cox Communications, Inc., Class A
4.625% due 06/01/2013	757,000	714,059
Time Warner Entertainment Company LP
8.375% due 07/15/2033	600,000	703,567
Time Warner, Inc.
5.875% due 11/15/2016	1,000,000	978,290
6.50% due 11/15/2036	1,050,000	1,013,016
7.625% due 04/15/2031	130,000	141,399
Viacom, Inc.
6.25% due 04/30/2016	975,000	977,567
6.875% due 04/30/2036	530,000	527,792

		7,178,453
Cellular Communications - 0.09%
American Tower Corp.
7.50% due 05/01/2012	170,000	174,675
AT&T Wireless Services, Inc.
8.75% due 03/01/2031	767,000	971,059
Rogers Wireless, Inc.
9.625% due 05/01/2011	140,000	157,707

		1,303,441
Chemicals - 0.09%
Cytec Industries, Inc.
6.75% due 03/15/2008	1,113,000	1,119,814
ICI Wilmington, Inc.
4.375% due 12/01/2008	235,000	233,845

		1,353,659

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas - 0.07%
Hess Corp.
7.30% due 08/15/2031	$820,000	$898,902
Premcor Refining Group, Inc.
7.50% due 06/15/2015	170,000	177,199

		1,076,101
Diversified Financial Services - 0.04%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	690,000	647,456

Domestic Oil - 0.01%
Devon Financing Corp., ULC
6.875% due 09/30/2011	150,000	158,564

Drugs & Health Care - 0.01%
Wyeth
4.375% due 03/01/2008	145,000	144,379

Electrical Utilities - 1.12%
AES Gener SA
7.50% due 03/25/2014	1,500,000	1,570,276
American Electric Power Company, Inc.
5.25% due 06/01/2015	930,000	888,734
Arizona Public Service Company
5.50% due 09/01/2035	860,000	741,180
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	666,000	723,368
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	690,000	753,871
Constellation Energy Group
7.60% due 04/01/2032	840,000	937,140
Consumers Energy Company
5.80% due 09/15/2035	1,000,000	929,914
Dominion Resources, Inc.
4.75% due 12/15/2010	835,000	823,075
5.70% due 09/17/2012	200,000	200,703
Empresa Nacional De Electricidad
8.50% due 04/01/2009	280,000	292,506
Enersis SA
7.375% due 01/15/2014	883,000	937,187
FirstEnergy Corp.
6.45% due 11/15/2011	702,000	725,773
7.375% due 11/15/2031	530,000	579,995
Nevada Power Company
6.65% due 04/01/2036	1,500,000	1,489,001
Pacific Gas & Electric Company
4.20% due 03/01/2011	250,000	241,760
6.05% due 03/01/2034	1,850,000	1,816,868
PSEG Power LLC
5.00% due 04/01/2014	150,000	142,578
8.625% due 04/15/2031	50,000	61,746
Scottish Power PLC
4.91% due 03/15/2010	190,000	188,364
TXU Corp., Series R
6.55% due 11/15/2034	835,000	654,860
TXU Electric Delivery Company
6.375% due 01/15/2015	1,695,000	1,699,288

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	$90,000	$89,499

		16,487,686
Electronics - 0.01%
Jabil Circuit, Inc.
5.875% due 07/15/2010	210,000	211,930
Energy - 0.95%
Duke Capital LLC
6.75% due 02/15/2032	929,000	904,283
Duke Energy Corp.
3.75% due 03/05/2008	443,000	440,209
Enbridge Energy Partners L.P., Series B
4.75% due 06/01/2013	1,140,000	1,078,692
Enterprise Products Operating LP
4.95% due 06/01/2010	850,000	846,546
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	943,000	885,116
6.875% due 03/01/2033	834,000	852,662
GS Caltex Corp.
5.50% due 08/25/2014	778,000	757,142
Nexen, Inc.
5.875% due 03/10/2035	993,000	909,488
Sempra Energy
4.75% due 05/15/2009	733,000	727,238
TEPPCO Partners, L.P.
6.125% due 02/01/2013	872,000	878,502
Texas Gas Transmission Corp.
4.60% due 06/01/2015	1,860,000	1,726,463
TXU Energy Company, LLC
7.00% due 03/15/2013	3,632,000	3,988,444

		13,994,785
Financial Services - 3.06%
AXA Financial, Inc.
7.75% due 08/01/2010	712,000	763,731
Bear Stearns Companies, Inc.
5.70% due 11/15/2014	1,645,000	1,610,506
Boeing Capital Corp.
6.50% due 02/15/2012	1,198,000	1,262,976
CIT Group, Inc.
4.00% due 05/08/2008	622,000	614,861
5.6495% due 11/03/2010 (b)	1,800,000	1,703,603
6.10% due 03/15/2067 (b)	1,900,000	1,567,933
Citigroup, Inc.
5.00% due 09/15/2014	200,000	192,784
5.625% due 08/27/2012	1,260,000	1,274,763
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	896,000	809,762
Dresdner Bank-New York
7.25% due 09/15/2015	930,000	1,008,501
E*Trade Financial Corp.
7.375% due 09/15/2013	820,000	766,700
ERP Operating LP
4.75% due 06/15/2009	190,000	188,725
Fund American Companies, Inc.
5.875% due 05/15/2013	1,113,000	1,097,373

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
General Electric Capital Corp., Series A
5.875% due 02/15/2012	$1,966,000	$2,017,722
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,350,000	1,277,436
Goldman Sachs Group, Inc.
4.125% due 01/15/2008	1,050,000	1,045,673
5.25% due 04/01/2013	1,735,000	1,703,645
6.75% due 10/01/2037	1,500,000	1,505,248
HSBC Finance Corp.
4.625% due 01/15/2008	1,432,000	1,428,619
HSBC USA, Inc.
4.625% due 04/01/2014	750,000	699,954
International Lease Finance Corp.
3.50% due 04/01/2009	270,000	264,429
4.55% due 10/15/2009	100,000	99,308
4.75% due 07/01/2009	555,000	547,855
5.875% due 05/01/2013	1,317,000	1,322,202
John Deere Capital Corp., Series D
4.125% due 01/15/2010	625,000	615,120
JP Morgan Chase & Company
6.75% due 02/01/2011	1,000,000	1,050,618
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	1,670,000	1,559,995
JP Morgan Chase Capital XXIII
6.5575% due 05/15/2047 (b)	1,605,000	1,410,758
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010	310,000	300,243
6.875% due 07/17/2037	105,000	104,157
MBNA Capital, Series B
6.1563% due 02/01/2027 (b)	325,000	305,213
Mizuho JGB Investment LLC
9.87% due 12/29/2049 (b)	240,000	246,314
Morgan Stanley
6.75% due 04/15/2011 (c)	1,920,000	2,006,650
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008	1,132,000	1,125,436
NiSource Finance Corp.
6.15% due 03/01/2013	912,000	932,373
7.875% due 11/15/2010	1,530,000	1,637,684
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015	3,360,000	2,837,191
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)	1,960,000	1,970,388
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)	765,000	771,197
Popular North America, Inc.
4.70% due 06/30/2009	1,500,000	1,493,970
Reliastar Financial Corp.
6.50% due 11/15/2008	160,000	161,456
SB Treasury Company LLC
9.40 due 12/29/2049 (b)	100,000	102,297
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	1,100,000	1,013,648
SLM Corp.
4.50% due 07/26/2010	760,000	711,458

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	$140,000	$134,890

		45,265,365
Food & Beverages - 0.18%
General Mills, Inc.
5.70% due 02/15/2017	475,000	467,195
Kellogg Company, Series B
6.60% due 04/01/2011	200,000	208,762
Nabisco, Inc.
7.55% due 06/15/2015	500,000	549,765
Smithfield Foods, Inc.
7.00% due 08/01/2011	1,483,000	1,501,537

		2,727,259
Gas & Pipeline Utilities - 0.36%
Duke Energy Field Services LLC
6.45% due 11/03/2036	1,020,000	976,423
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035	660,000	582,843
7.30% due 08/15/2033	986,000	1,033,152
Michigan Consolidated Gas Company
5.70% due 03/15/2033	986,000	916,367
Southern Union Company
7.20% due 11/01/2066 (b)	970,000	974,422
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	932,000	890,046

		5,373,253
Healthcare Services - 0.28%
Coventry Health Care, Inc.
5.875% due 01/15/2012	1,483,000	1,490,915
UnitedHealth Group, Inc.
3.75% due 02/10/2009	1,144,000	1,125,189
5.375% due 03/15/2016	650,000	632,574
5.80% due 03/15/2036	305,000	283,409
WellPoint, Inc.
5.00% due 12/15/2014	686,000	653,042

		4,185,129
Holdings Companies/Conglomerates - 0.19%
General Electric Company
5.00% due 02/01/2013	1,665,000	1,650,458
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013	1,166,000	1,187,934

		2,838,392
Homebuilders - 0.12%
Centex Corp.
4.55% due 11/01/2010	1,800,000	1,653,451
Pulte Homes, Inc.
6.25% due 02/15/2013	100,000	89,018

		1,742,469
Hotels & Restaurants - 0.05%
Hilton Hotels Corp.
8.25% due 02/15/2011	120,000	133,904

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants (continued)
Marriott International, Inc.
4.625% due 06/15/2012	$565,000	$540,891

		674,795

Industrial Machinery - 0.07%
Caterpillar, Inc.
7.25% due 09/15/2009	1,050,000	1,095,505

Insurance - 1.83%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	765,000	787,725
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	600,000	629,050
Ambac Financial Group, Inc.
6.15% due 02/15/2037 (b)	2,000,000	1,725,636
AON Capital Trust A
8.205% due 01/01/2027	1,420,000	1,545,593
Assurant, Inc.
6.75% due 02/15/2034	1,965,000	1,991,526
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	870,000	806,954
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)	1,745,000	1,577,796
Foundation Re II, Ltd.
12.27% due 11/26/2010 (b)	350,000	357,700
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	696,000	663,573
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	1,140,000	1,039,962
Markel Corp.
6.80% due 02/15/2013	945,000	973,536
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014	533,000	514,332
Merna Reinsurance, Ltd., Series B
7.11% due 07/07/2010 (b)	1,000,000	998,600
MetLife, Inc.
5.70% due 06/15/2035	1,175,000	1,085,731
Mystic Re, Ltd.
11.841% due 12/05/2008 (b)	530,000	536,201
North Front Pass-Through Trust
5.81% due 12/15/2024 (b)	250,000	243,264
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034	2,873,000	2,832,835
PartnerRe Finance
6.44% due 12/01/2066 (b)	1,600,000	1,480,973
Prudential Financial, Inc.
4.75% due 04/01/2014	125,000	117,483
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	1,575,000	1,518,062
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	1,130,000	1,122,967
W.R. Berkley Corp.
6.15% due 08/15/2019	1,166,000	1,157,151
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)	1,205,000	1,135,657
XL Capital, Ltd.
5.25% due 09/15/2014	860,000	823,444

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	$1,500,000	$1,401,041

		27,066,792

International Oil - 0.28%
Pemex Project Funding Master Trust
6.125% due 08/15/2008	1,500,000	1,507,500
6.9944% due 06/15/2010 (b)	200,000	203,500
7.375% due 12/15/2014	500,000	549,795
Talisman Energy, Inc.
6.25% due 02/01/2038	2,015,000	1,898,267

		4,159,062

Investment Companies - 0.04%
Allied Capital Corp.
6.625% due 07/15/2011	625,000	638,887

Leisure Time - 0.09%
MGM MIRAGE
6.00% due 10/01/2009	1,213,000	1,203,902
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	135,000	134,325

		1,338,227

Liquor - 0.09%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	1,232,000	1,250,768

Metal & Metal Products - 0.11%
Alcan, Inc.
5.00% due 06/01/2015	590,000	563,844
CODELCO, Inc.
5.625% due 09/21/2035	1,200,000	1,095,839

		1,659,683

Mining - 0.05%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	702,000	705,307

Petroleum Services - 0.13%
Valero Logistics Operations LP
6.05% due 03/15/2013	1,875,000	1,882,412

Pharmaceuticals - 0.11%
Hospira, Inc.
5.90% due 06/15/2014	110,000	110,041
Schering Plough Corp.
5.55% due 12/01/2013	630,000	625,771
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	475,000	461,438
6.15% due 02/01/2036	475,000	451,314

		1,648,564

Real Estate - 0.92%
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	1,763,000	1,790,462
Camden Property Trust, REIT
5.00% due 06/15/2015	360,000	328,009
Colonial Properties Trust, REIT
6.25% due 06/15/2014	1,380,000	1,377,615

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	$125,000	$123,241
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	1,690,000	1,658,446
6.45% due 06/25/2012	648,000	665,674
Health Care, Inc., REIT
6.00% due 11/15/2013	523,000	519,344
6.20% due 06/01/2016	985,000	954,988
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	2,100,000	2,169,512
Rouse Company LP, REIT
6.75% due 05/01/2013	1,065,000	1,044,694
Rouse Company, REIT
5.375% due 11/26/2013	1,135,000	1,018,901
Simon Property Group LP, REIT
5.75% due 12/01/2015	1,000,000	977,039
6.10% due 05/01/2016	1,000,000	997,302

		13,625,227
Retail - 0.07%
CVS Caremark Corp
6.302% due 06/01/2037 (b)	1,000,000	971,869

Telecommunications Equipment &
Services - 0.33%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	721,000	772,322
8.25% due 06/15/2030	510,000	624,323
France Telecom SA
7.75% due 03/01/2011	470,000	505,213
8.50% due 03/01/2031	1,280,000	1,645,198
SBC Communications, Inc.
4.125% due 09/15/2009	40,000	39,349
5.10% due 09/15/2014	40,000	38,706
5.625% due 06/15/2016	550,000	545,330
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011	75,000	78,518
Verizon Communications, Inc.
7.375% due 09/01/2012	618,000	672,856

		4,921,815
Telephone - 0.44%
AT&T, Inc.
6.80% due 05/15/2036	985,000	1,054,215
BellSouth Corp.
4.20% due 09/15/2009	125,000	123,093
Sprint Capital Corp.
6.125% due 11/15/2008	882,000	888,491
6.375% due 05/01/2009	188,000	190,925
6.875% due 11/15/2028	188,000	181,438
8.375% due 03/15/2012	1,138,000	1,252,978
8.75% due 03/15/2032	1,205,000	1,381,820
Telecom Italia Capital SA
4.00% due 01/15/2010	150,000	146,043
4.00% due 11/15/2008	125,000	123,241

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Verizon New York, Inc., Series A
6.875% due 04/01/2012	$1,133,000	$1,193,508

		6,535,752

Tobacco - 0.03%
Altria Group, Inc.
7.00% due 11/04/2013	466,000	506,414

Transportation - 0.01%
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	100,000	103,125

Utility Service - 0.07%
Public Service Company of New Mexico
4.40% due 09/15/2008	968,000	958,809

TOTAL CORPORATE BONDS (Cost $199,345,336)		$193,349,772

COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.17%
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043	1,085,000	1,019,634
Banc of America Large Loan,
Series 2005-MIB1, Class B
6.0125% due 03/15/2022 (b)	2,740,000	2,726,827
Bank of America Commercial Mortgage, Inc.,
Series 2005-5, Class XC
0.05% IO due 10/10/2045	389,231,756	1,851,108
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	68,527	68,349
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	910,362	888,130
Bear Stearns Asset Backed Securities, Inc., Series
2004-AC5, Class A1
5.25% due 10/25/2034	786,997	769,612
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6 MTG, Class X1
0.16% IO due 11/11/2041	59,057,377	1,016,472
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	1,000,000	927,167
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.34% due 12/25/2036 (b)	2,322,664	2,269,608
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	1,000,000	1,072,843
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	375,000	353,072
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.218% due 06/10/2044 (b)	1,800,000	1,727,809
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.9525% due 11/15/2017 (b)	1,835,000	1,826,845

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust,
Series 2004-J7, Class 1A2
4.673% due 08/25/2034	$270,879	$270,118
Countrywide Home Loans, Series 2003-57, Class A1
5.50% due 01/25/2034	471,584	470,533
Countrywide Home Loans,
Series 2005-12, Class 2A5
5.50% due 05/25/2035	107,005	106,007
Countrywide Home Loans,
Series 2005-HYB5, Class 1A2
4.87% due 09/20/2035 (b)	3,042,446	3,020,841
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.9825% due 04/15/2021 (b)	2,265,000	2,258,603
CS First Boston Mortgage Securities Corp, Series
2000-C1, Class A2
7.545% due 04/15/2062	1,533,000	1,603,886
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A1
3.727% due 03/15/2035	2,984,226	2,921,129
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	135,561	135,380
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	250,000	252,925
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	275,000	284,551
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	125,000	129,534
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	150,000	145,546
CS First Boston Mortgage Securities Corp.,
Series 2005-5, Class 4A1
6.25% due 07/25/2035	188,221	184,750
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1161% IO due 02/15/2038 (b)	96,473,674	1,102,964
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037	1,210,000	1,139,631
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	37,278	38,907
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0275% due 08/25/2034 (b)	2,413,407	2,401,637
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	195,674	196,096
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	215,185	216,895

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union-Lehman Brothers-Bank of America,
Series 1998-C2, Class E
6.778% due 11/18/2035	$1,333,000	$1,424,424
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	2,375,000	2,455,503
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	150,000	150,846
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043	925,000	878,025
G-Force LLC, Series 2005-RR2, Class A4B
5.422% due 12/25/2039	1,835,000	1,783,363
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class XC
0.1423% IO due 08/10/2042 (b)	81,443,791	1,320,082
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	383,697	378,165
GS Mortgage Securities Corp. II, Series 2004-GG2,
Class XC
0.1420% IO due 08/10/2038 (b)	154,168,355	1,605,586
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.1777% IO due 07/10/2039 (b)	44,009,358	847,845
Hilton Hotels Pool Trust, Series 2000-HLTA, Class B
6.165% due 10/03/2015 (b)	95,000	93,825
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	370,000	372,369
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	288,963	284,747
LB-UBS Commercial Mortgage Trust, Series
2000-C4, Class A2
7.37% due 08/15/2026	3,197,293	3,362,782
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040	735,000	657,009
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	2,500,000	2,492,605
Lehman XS Trust, Series 2007-5H, Class 3A4
6.45% due 05/25/2037	5,552,295	5,558,702
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.0549% IO due 07/12/2038	215,059,405	1,344,186
Merrill Lynch Mortgage Trust, Series 2005-MCP1,
Class XC
0.0913% IO due 06/12/2043 (b)	66,926,355	856,798
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5739% IO due 08/12/2043	33,221,347	893,943
Morgan Stanley Capital I, Series 1999-FNV1,
Class A2
6.53% due 03/15/2031	1,043,754	1,055,708

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Multi Security Asset Trust, Series 2005-RR4A,
Class F
5.88% due 11/28/2035	$946,000	$797,228
Residential Asset Mortgage Products, Inc., Series
2004-SL2, Class A1
6.50% due 10/25/2016	971,124	989,293
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	120,000	124,324
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	23,235	23,205
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	925,000	960,002
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,000,000	961,640
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	1,118,000	1,113,529
Sequoia Mortgage Trust, Series 2005-3, Class A1
5.6963% due 05/20/2035 (b)	571,965	564,793
Structured Asset Securities Corp.,
Series 1998-RF2, Class A
8.5157% due 07/15/2027 (b)	28,094	28,052
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	1,980,000	1,987,880
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.0768% IO due 03/15/2042 (b)	77,616,676	664,608
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1149% due 03/23/2045	971,097	985,197
WaMu Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.4207% due 11/23/2043	2,326,562	2,300,225
WAMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A8
4.8347% due 10/25/2035 (b)	3,470,855	3,425,260
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	105,929	106,555
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A6
4.1085% due 06/25/2035 (b)	275,000	270,292

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $78,098,352)		$76,516,005

ASSET BACKED SECURITIES - 4.32%
Alesco Preferred Funding, Ltd., Series 12A, Class B
5.96% due 07/15/2037 (b)	690,000	657,915
Alesco Preferred Funding, Ltd., Series 14A, Class B
5.86% due 09/23/2037 (b)	690,000	648,600
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
5.89% due 12/23/2037 (b)	685,000	651,038
Ansonia CDO, Ltd.
5.812% due 07/28/2046	2,470,000	2,261,606

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	$770,000	$687,880
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	1,280,000	1,067,686
Argent Securities, Inc., Series 2004-W1, Class M3
6.5813% due 03/25/2034 (b)	2,000,000	1,858,124
Capital Trust Re CDO Ltd., Series 2005-1A, Class C
6.2463% due 03/20/2050 (b)	1,120,000	1,041,712
Capital Trust Re CDO Ltd., Series 2005-1A, Class E
7.5963% due 03/20/2050 (b)	746,000	558,299
Capital Trust Re CDO Ltd., Series 2005-3A,
Class A1
5.094% due 06/25/2035	2,160,595	2,129,634
Centex Home Equity, Series 2004-D, Class AF4
4.68% due 06/25/2032	160,000	154,564
Centex Home Equity, Series 2005-A, Class M4
5.9313% due 01/25/2035 (b)	1,416,000	1,221,265
Countryplace Manufactured Housing Contract
Trust, Series 2005-1, Class A3
4.80% due 12/15/2035	275,000	256,850
Countrywide Asset-Backed Certificates, Series
2005-17, Class 1AF2
5.363% due 05/25/2036	3,000,000	2,969,799
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	1,080,000	807,872
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	2,500,000	2,471,251
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	3,000,000	2,975,423
CW Capital Cobalt I, Series 2005-1A, Class A1
5.785% due 05/25/2045 (b)	2,098,713	2,040,306
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
6.06% due 12/05/2046	1,370,000	1,233,137
Equity One ABS, Inc., Series 2004-1, Class M2
5.115% due 04/25/2034	656,418	596,629
Equity One ABS, Inc., Series 2004-1, Class M3
5.26% due 04/25/2034	839,712	750,916
Equity One ABS, Inc., Series 2004-2, Class AV2
5.3813% due 07/25/2034 (b)	75,813	71,401
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	936,517	973,200
Greenpoint Manufactured Housing,
Series 2000-7, Class A1
6.0425% due 06/17/2022 (b)	12,545	12,552
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036	3,000,000	2,988,932
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.905% due 11/25/2051 (b)	1,100,000	1,073,954
JER CDO, Series 2006-2A, Class AFL
5.461% due 03/25/2045 (b)	1,600,000	1,396,000

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
5.8313% due 02/25/2034 (b)	$1,600,000	$1,517,777
Mesa West Capital CDO, Ltd.,
Series 2007-1A, Class A1
5.39% due 02/25/2047 (b)	920,000	889,381
New Century Home Equity Loan Trust,
Series 2004-A, Class AII5
5.25% due 08/25/2034	230,000	226,392
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
6.00% due 12/25/2050	1,740,000	1,627,873
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
5.5113% due 06/22/2051 (b)	2,100,000	1,924,969
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.47% due 02/01/2041 (b)	1,040,000	918,798
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.67% due 02/01/2041 (b)	1,040,000	887,962
Option One Mortgage Loan Trust, Series 2005-1,
Class M1
5.6513% due 02/25/2035 (b)	866,000	819,786
Option One Mortgage Loan Trust, Series 2004-1,
Class M1
5.7313% due 01/25/2034 (b)	887,837	845,577
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	3,035,000	2,917,711
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	2,500,000	2,459,608
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.9815% due 09/25/2035 (b)	2,850,000	2,809,260
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036	2,200,000	2,178,195
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	3,398,068	3,358,778
RAIT Cre CDO, Ltd., Series 2006-1A, Class H
7.746% due 11/20/2046 (b)	255,000	196,549
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
5.9313% due 06/25/2045 (b)	1,315,000	973,823
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	172,555	171,029
Residential Asset Mortgage Products, Inc., Series
2005-RS6, Class A12
5.3713% due 06/25/2035 (b)	1,118,650	1,114,109
Residential Asset Mortgage Products, Inc.,
Series 2004-RS9, Class AI4
4.767% due 10/25/2032	235,981	232,053
Residential Asset Mortgage Products, Inc.,
Series 2004-RZ3, Class AI4
4.572% due 05/25/2033	150,000	142,422

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Residential Funding Mortgage Securities II, Series
2002-HI1, Class A7
6.90% due 01/25/2033	$1,787,399	$1,781,377
Structured Asset Securities Corp.,
Series 2004-16XS, Class A2
4.91% due 08/25/2034	79,020	78,710
Structured Asset Securities Corp.,
Series 2004-19XS, Class A2
4.37% due 10/25/2034	935,062	931,400
Structured Asset Securities Corp.,
Series 2004-6XS, Class M1
4.92% due 03/25/2034	1,073,277	974,411
Vanderbilt Acquisition Loan Trust,
Series 2002-1, Class A3
5.70% due 09/07/2023	89,147	89,491
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	250,000	242,361

TOTAL ASSET BACKED SECURITIES
(Cost $67,488,254)		$63,866,347

SUPRANATIONAL OBLIGATIONS - 0.17%
Honduras - 0.07%
Central American Bank for Economic Integration
6.75% due 04/15/2013	900,000	959,772

Venezuela - 0.10%
Corporacion Andina de Fomento
5.20% due 05/21/2013	1,330,000	1,313,521
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	220,000	233,060

		1,546,581

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,538,660)		$2,506,353

SHORT TERM INVESTMENTS - 8.22%
Federal Home Loan Bank Discount Notes
zero coupon due 10/11/2007 to
10/16/2007 ***	$92,063,000	$91,925,281
Federal National Mortgage Association Discount
Notes
zero coupon due 10/16/2007 ***	23,364,000	23,319,706
John Hancock Cash Investment Trust (c)	6,316,435	6,316,435

TOTAL SHORT TERM INVESTMENTS
(Cost $121,561,422)		$121,561,422

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Managed Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.60%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$23,757,114 on 10/01/2007,
collateralized by $675,000 Federal
National Mortgage Association,
5.10% due 09/10/2009 (valued at
$679,219, including interest) and
$23,090,000 Federal Home Loan
Mortgage Corp., 5.45% due
09/02/2011 (valued at
$23,551,800, including interest) ***	$23,749,000	$23,749,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,749,000)		$23,749,000

Total Investments (Managed Trust)
(Cost $1,556,597,464) - 107.78%		$1,594,579,794
Liabilities in Excess of Other Assets - (7.78)%		(115,074,412)

TOTAL NET ASSETS - 100.00%		$1,479,505,382

Mid Cap Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.03%
Advertising - 0.29%
Getty Images, Inc. *	40,200	$1,119,168
ValueClick, Inc. *	85,227	1,914,198

		3,033,366
Aerospace - 0.40%
Alliant Techsystems, Inc. *	28,533	3,118,657
Sequa Corp., Class A *	6,217	1,030,654

		4,149,311
Air Travel - 0.29%
Airtran Holdings, Inc. *	77,825	765,798
Alaska Air Group, Inc. *	34,382	793,880
JetBlue Airways Corp. *	152,923	1,409,950

		2,969,628
Apparel & Textiles - 1.06%
Hanesbrands, Inc. *	81,449	2,285,459
Mohawk Industries, Inc. *	46,823	3,806,710
Phillips-Van Heusen Corp.	47,964	2,517,151
The Warnaco Group, Inc. *	38,650	1,510,056
Timberland Company, Class A *	42,688	809,364

		10,928,740
Auto Parts - 1.45%
ArvinMeritor, Inc.	61,390	1,032,580
BorgWarner, Inc.	49,211	4,504,283
Federal Signal Corp.	40,734	625,674
Gentex Corp.	122,101	2,617,845
Lear Corp. *	65,478	2,101,844
Modine Manufacturing Company	27,943	743,843

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
O'Reilly Automotive, Inc. *	97,544	$3,258,945

		14,885,014
Auto Services - 0.40%
Avis Budget Group, Inc. *	88,144	2,017,616
Copart, Inc. *	61,258	2,106,663

		4,124,279
Banking - 3.66%
Associated Banc-Corp.	107,963	3,198,944
Astoria Financial Corp.	69,849	1,853,094
Bank of Hawaii Corp.	41,996	2,219,489
Cathay General Bancorp, Inc. (a)	42,440	1,366,992
City National Corp.	34,770	2,416,863
Colonial Bancgroup, Inc.	130,255	2,816,113
Cullen Frost Bankers, Inc.	50,179	2,514,971
First Community Bancorp	22,490	1,230,428
First Niagara Financial Group, Inc.	89,501	1,266,439
FirstMerit Corp.	68,359	1,350,774
Greater Bay Bancorp	43,456	1,199,386
New York Community Bancorp, Inc.	266,593	5,078,597
SVB Financial Group *	29,209	1,383,338
TCF Financial Corp.	92,741	2,427,959
Washington Federal, Inc.	74,207	1,948,676
Webster Financial Corp.	46,415	1,955,000
Westamerica Bancorp (a)	25,255	1,257,951
Wilmington Trust Corp.	57,759	2,246,825

		37,731,839
Biotechnology - 1.65%
Affymetrix, Inc. *	58,186	1,476,179
Cephalon, Inc. *	56,795	4,149,443
Charles River Laboratories International, Inc. *	57,682	3,238,844
Invitrogen Corp. *	39,335	3,214,850
Millennium Pharmaceuticals, Inc. *	272,196	2,762,789
Techne Corp. *	33,565	2,117,280

		16,959,385
Broadcasting - 0.17%
Belo Corp., Class A	74,657	1,296,046
Entercom Communications Corp.	22,455	434,055

		1,730,101
Building Materials & Construction - 1.04%
Dycom Industries, Inc. *	34,831	1,066,874
Granite Construction, Inc.	29,931	1,586,942
KBR, Inc. *	143,542	5,565,123
RPM International, Inc.	102,931	2,465,197

		10,684,136
Business Services - 6.03%
Acxiom Corp.	58,741	1,162,484
Alliance Data Systems Corp. *	66,871	5,178,490
Brinks Company	41,194	2,301,921
Cadence Design Systems, Inc. *	235,740	5,231,071
Catalina Marketing Corp. *	31,198	1,010,503

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Ceridian Corp. *	122,463	$4,254,365
ChoicePoint, Inc. *	63,838	2,420,737
Corporate Executive Board Company	30,723	2,280,876
CSG Systems International, Inc. *	36,140	767,975
Deluxe Corp.	44,340	1,633,486
DST Systems, Inc. *	45,272	3,884,790
Dun & Bradstreet Corp.	49,984	4,928,922
Fair Isaac Corp.	48,527	1,752,310
Gartner Group, Inc., Class A *	59,155	1,446,931
Global Payments, Inc.	68,755	3,040,346
Harte-Hanks, Inc.	42,033	827,209
Jacobs Engineering Group, Inc. *	101,855	7,698,201
Kelly Services, Inc., Class A	19,964	395,487
Korn/Ferry International *	41,084	678,297
Manpower, Inc.	71,895	4,626,443
MPS Group, Inc. *	86,442	963,828
Navigant Consulting Company *	37,884	479,611
Rollins, Inc.	24,240	646,966
Sotheby's	56,239	2,687,662
SRA International, Inc., Class A *	35,968	1,009,981
Wind River Systems, Inc. *	65,041	765,533

		62,074,425
Cellular Communications - 0.69%
RF Micro Devices, Inc. *	164,973	1,110,268
Telephone & Data Systems, Inc.	90,494	6,040,475

		7,150,743
Chemicals - 3.71%
Airgas, Inc.	67,296	3,474,493
Albemarle Corp.	67,349	2,976,826
Cabot Corp.	57,504	2,043,117
Chemtura Corp.	205,217	1,824,379
Cytec Industries, Inc.	35,663	2,438,993
Ferro Corp.	36,896	737,182
FMC Corp.	64,631	3,362,105
Lubrizol Corp.	58,666	3,816,810
Lyondell Chemical Company	215,285	9,978,460
Minerals Technologies, Inc.	16,373	1,096,991
Olin Corp.	62,772	1,404,837
Sensient Technologies Corp.	40,021	1,155,406
The Scotts Company, Class A	37,276	1,593,549
Valspar Corp.	85,416	2,324,169

		38,227,317
Coal - 0.40%
Arch Coal, Inc.	121,553	4,101,198

Colleges & Universities - 0.62%
Career Education Corp. *	77,473	2,168,469
Corinthian Colleges, Inc. *	71,858	1,143,261
ITT Educational Services, Inc. *	25,374	3,087,762

		6,399,492

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment - 2.48%
3Com Corp. *	339,346	$1,676,369
Avocent Corp. *	42,917	1,249,743
CDW Corp. *	51,506	4,491,323
Diebold, Inc.	55,887	2,538,388
Ingram Micro, Inc., Class A *	124,135	2,434,287
Jack Henry & Associates, Inc.	66,740	1,725,896
National Instruments Corp.	48,660	1,670,498
Palm, Inc. * (a)	88,388	1,438,073
Parametric Technology Corp. *	97,555	1,699,408
Tech Data Corp. *	46,913	1,882,150
Western Digital Corp. *	186,024	4,710,128

		25,516,263
Construction & Mining Equipment - 0.45%
Joy Global, Inc.	91,778	4,667,829

Construction Materials - 0.86%
Florida Rock Industries, Inc.	42,014	2,625,455
Louisiana-Pacific Corp.	88,680	1,504,899
Martin Marietta Materials, Inc.	35,503	4,741,426

		8,871,780
Containers & Glass - 0.47%
Packaging Corp. of America	78,743	2,289,059
Sonoco Products Company	85,629	2,584,283

		4,873,342
Cosmetics & Toiletries - 0.17%
Alberto-Culver Company	71,522	1,773,030

Crude Petroleum & Natural Gas - 4.23%
Bill Barrett Corp. *	28,448	1,121,136
Cimarex Energy Company	70,605	2,630,036
Forest Oil Corp. *	74,728	3,216,293
Newfield Exploration Company *	110,378	5,315,805
Noble Energy, Inc.	145,815	10,212,883
Patterson-UTI Energy, Inc.	133,034	3,002,577
Pioneer Natural Resources Company	103,071	4,636,134
Plains Exploration & Production Company *	61,838	2,734,476
Pogo Producing Company	49,822	2,646,046
Quicksilver Resources, Inc. *	43,301	2,037,312
Southwestern Energy Company *	144,597	6,051,384

		43,604,082
Domestic Oil - 0.96%
Denbury Resources, Inc. *	103,662	4,632,655
Encore Aquisition Company *	45,178	1,429,883
Frontier Oil Corp.	91,006	3,789,490

		9,852,028
Drugs & Health Care - 0.14%
Perrigo Company	66,053	1,410,232

Educational Services - 0.38%
DeVry, Inc.	50,729	1,877,480
Strayer Education, Inc.	12,314	2,076,510

		3,953,990

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment - 0.82%
AMETEK, Inc.	90,923	$3,929,692
Hubbell, Inc., Class B	50,371	2,877,192
Varian, Inc. *	25,918	1,648,644

		8,455,528
Electrical Utilities - 4.22%
Alliant Energy Corp.	95,079	3,643,427
Black Hills Corp.	32,066	1,315,347
DPL, Inc.	96,455	2,532,908
Great Plains Energy, Inc.	73,134	2,106,991
Hawaiian Electric Industries, Inc. (a)	70,097	1,521,806
IDACORP, Inc.	37,632	1,232,072
Northeast Utilities	131,575	3,759,098
NSTAR	90,725	3,158,137
OGE Energy Corp.	77,940	2,579,814
Pepco Holdings, Inc.	164,379	4,451,383
PNM Resources, Inc.	65,174	1,517,251
Puget Energy, Inc.	99,404	2,432,416
Quanta Services, Inc. *	144,208	3,814,302
Sierra Pacific Resources	188,254	2,961,235
Westar Energy, Inc.	77,704	1,908,410
Wisconsin Energy Corp.	99,338	4,473,190

		43,407,787
Electronics - 3.16%
Amphenol Corp., Class A	151,197	6,011,593
Arrow Electronics, Inc. *	105,115	4,469,490
Avnet, Inc. *	127,307	5,074,457
DRS Technologies, Inc.	34,925	1,925,066
Imation Corp.	29,041	712,376
Kemet Corp. *	71,141	522,886
Mentor Graphics Corp. *	76,085	1,148,883
Synopsys, Inc. *	123,100	3,333,548
Teleflex, Inc.	33,453	2,606,658
Thomas & Betts Corp. *	43,078	2,526,094
Vishay Intertechnology, Inc. *	158,286	2,062,467
Zebra Technologies Corp., Class A *	58,654	2,140,284

		32,533,802
Energy - 1.14%
Energy East Corp.	134,446	3,636,764
MDU Resources Group, Inc.	154,690	4,306,570
SCANA Corp.	99,098	3,839,056

		11,782,390
Financial Services - 3.51%
A.G. Edwards, Inc.	64,301	5,385,209
AmeriCredit Corp. *	97,257	1,709,778
Broadridge Financial Solutions, Inc.	118,251	2,240,856
Eaton Vance Corp.	104,984	4,195,161
Fidelity National Financial, Inc., Class A	187,647	3,280,070
GATX Corp.	43,694	1,867,919
IndyMac Bancorp, Inc. (a)	62,577	1,477,443
Jefferies Group, Inc.	95,134	2,647,579
MoneyGram International, Inc.	70,393	1,590,178

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Nuveen Investments, Inc., Class A	67,877	$4,204,301
Raymond James Financial, Inc.	80,129	2,632,238
SEI Investments Company	108,119	2,949,486
Waddell & Reed Financial, Inc., Class A	71,179	1,923,968

		36,104,186
Food & Beverages - 1.26%
Hansen Natural Corp. *	50,241	2,847,660
Hormel Foods Corp.	61,464	2,199,182
J.M. Smucker Company	48,853	2,609,727
PepsiAmericas, Inc.	50,309	1,632,024
Smithfield Foods, Inc. *	99,207	3,125,020
Tootsie Roll Industries, Inc. (a)	22,898	607,484

		13,021,097
Forest Products - 0.31%
Rayonier, Inc.	66,123	3,176,549

Furniture & Fixtures - 0.04%
Furniture Brands International, Inc.	41,058	416,328

Gas & Pipeline Utilities - 1.94%
AGL Resources, Inc.	65,996	2,614,761
Aquila, Inc. *	318,372	1,276,672
Equitable Resources, Inc.	103,331	5,359,779
National Fuel Gas Company	70,969	3,322,059
ONEOK, Inc.	88,243	4,182,718
Vectren Corp.	64,995	1,773,714
WGL Holdings, Inc.	41,885	1,419,483

		19,949,186
Healthcare Products - 4.37%
Advanced Medical Optics, Inc. *	51,354	1,570,919
Beckman Coulter, Inc.	52,579	3,878,227
Cytyc Corp. *	99,108	4,722,496
DENTSPLY International, Inc.	129,112	5,376,224
Edwards Lifesciences Corp. *	48,652	2,399,030
Gen-Probe, Inc. *	44,964	2,993,703
Henry Schein, Inc. *	75,651	4,602,607
Hillenbrand Industries, Inc.	52,612	2,894,712
Intuitive Surgical, Inc. *	32,065	7,374,950
Kyphon, Inc. *	38,991	2,729,370
ResMed, Inc. *	65,818	2,821,618
STERIS Corp.	55,197	1,508,534
Ventana Medical Systems, Inc. *	24,849	2,134,777

		45,007,167
Healthcare Services - 2.50%
Apria Healthcare Group, Inc. *	37,133	965,829
Cerner Corp. *	55,740	3,333,810
Covance, Inc. *	54,113	4,215,403
Health Net, Inc. *	94,502	5,107,833
Kindred Healthcare, Inc. *	27,110	485,540
Lincare Holdings, Inc. *	72,117	2,643,088
Omnicare, Inc.	103,315	3,422,826
Psychiatric Solutions, Inc. *	46,146	1,812,615

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
WellCare Health Plans, Inc. *	35,426	$3,734,963

		25,721,907
Homebuilders - 0.65%
Hovnanian Enterprises, Inc., Class A * (a)	31,175	345,731
M.D.C. Holdings, Inc.	29,593	1,211,537
NVR, Inc. *	4,623	2,173,966
Ryland Group, Inc.	35,543	761,686
Toll Brothers, Inc. *	107,847	2,155,862

		6,648,782
Hotels & Restaurants - 0.98%
Applebee's International, Inc.	63,621	1,582,891
Bob Evans Farms, Inc.	30,034	906,426
Boyd Gaming Corp.	47,680	2,043,088
Brinker International, Inc.	89,317	2,450,858
CBRL Group, Inc.	20,777	847,702
Ruby Tuesday, Inc.	43,897	805,071
The Cheesecake Factory, Inc. *	61,288	1,438,429

		10,074,465
Household Products - 0.98%
Blyth, Inc.	21,798	445,769
Church & Dwight, Inc.	55,980	2,633,299
Energizer Holdings, Inc. *	48,383	5,363,256
Tupperware Brands Corp.	52,466	1,652,154

		10,094,478
Industrial Machinery - 4.21%
AGCO Corp. *	77,691	3,944,372
Cameron International Corp. *	92,320	8,520,213
Crane Company	43,055	2,065,348
Donaldson Company, Inc.	60,631	2,531,951
Flowserve Corp.	48,437	3,689,931
FMC Technologies, Inc. *	110,060	6,346,060
Graco, Inc.	55,750	2,180,382
Grant Prideco, Inc. *	108,955	5,940,227
IDEX Corp.	69,132	2,515,713
Kennametal, Inc.	33,095	2,779,318
Lincoln Electric Holdings, Inc.	36,423	2,826,789

		43,340,304
Industrials - 0.89%
Fastenal Company	107,436	4,878,669
Harsco Corp.	71,506	4,238,160

		9,116,829
Insurance - 4.13%
American Financial Group, Inc.	63,850	1,821,002
Arthur J. Gallagher & Company	80,950	2,345,122
Brown & Brown, Inc.	96,557	2,539,449
Commerce Group, Inc.	38,600	1,137,542
Everest Re Group, Ltd.	53,695	5,919,337
First American Corp.	81,341	2,978,707
Hanover Insurance Group, Inc.	44,075	1,947,674
HCC Insurance Holdings, Inc.	95,645	2,739,273

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Horace Mann Educators Corp.	36,647	$722,312
Mercury General Corp.	30,212	1,629,333
Old Republic International Corp.	196,700	3,686,158
PMI Group, Inc.	73,486	2,402,992
Protective Life Corp.	59,579	2,528,533
Radian Group, Inc. (a)	68,289	1,589,768
Stancorp Financial Group, Inc.	44,895	2,222,752
Unitrin, Inc.	44,543	2,208,887
W.R. Berkley Corp.	139,983	4,147,696

		42,566,537
Internet Retail - 0.08%
Netflix, Inc. * (a)	41,941	869,018

Internet Software - 1.20%
CheckFree Corp. *	74,979	3,489,523
Digital River, Inc. *	34,090	1,525,527
F5 Networks, Inc. *	71,547	2,660,833
McAfee, Inc. *	135,503	4,724,990

		12,400,873
Leisure Time - 0.57%
Callaway Golf Company	60,172	963,354
International Speedway Corp., Class A	26,523	1,216,345
Life Time Fitness, Inc. * (a)	26,895	1,649,739
Scientific Games Corp., Class A *	55,124	2,072,662

		5,902,100
Life Sciences - 0.31%
Pharmaceutical Product Development, Inc.	88,751	3,145,335

Manufacturing - 1.99%
Carlisle Companies, Inc.	52,983	2,574,974
Lancaster Colony Corp.	18,568	708,741
Mine Safety Appliances Company	24,922	1,174,075
Nordson Corp.	28,677	1,439,872
Pentair, Inc.	84,754	2,812,138
Roper Industries, Inc.	75,238	4,928,089
SPX Corp.	46,269	4,282,659
Trinity Industries, Inc.	68,888	2,586,055

		20,506,603
Medical-Hospitals - 1.06%
Community Health Systems, Inc. *	81,446	2,560,662
Health Management Associates, Inc., Class A	205,950	1,429,293
Lifepoint Hospitals, Inc. *	49,312	1,479,853
Universal Health Services, Inc., Class B	45,787	2,491,729
VCA Antech, Inc. *	71,343	2,978,570

		10,940,107
Metal & Metal Products - 1.03%
Commercial Metals Company	101,671	3,217,887
Matthews International Corp., Class A	26,589	1,164,598
Reliance Steel & Aluminum Company	56,372	3,187,273
Timken Company	80,604	2,994,439

		10,564,197

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining - 0.30%
Cleveland-Cliffs, Inc.	34,848	$3,065,579

Mobile Homes - 0.13%
Thor Industries, Inc.	29,369	1,321,311

Newspapers - 0.44%
Lee Enterprises, Inc.	33,739	525,316
Washington Post Company, Class B	4,922	3,951,382

		4,476,698
Office Furnishings & Supplies - 0.28%
Herman Miller, Inc.	52,244	1,417,902
HNI Corp.	40,709	1,465,524

		2,883,426
Paper - 0.21%
Bowater, Inc. (a)	47,780	712,877
Potlatch Corp.	33,156	1,493,015

		2,205,892
Petroleum Services - 1.75%
Exterran Holdings, Inc. *	55,880	4,489,399
Helmerich & Payne, Inc.	87,712	2,879,585
Pride International, Inc. *	141,661	5,177,710
Superior Energy Services, Inc. *	69,194	2,452,235
Tidewater, Inc.	47,371	2,976,794

		17,975,723
Pharmaceuticals - 1.52%
Endo Pharmaceutical Holdings, Inc. *	113,851	3,530,519
Medicis Pharmaceutical Corp., Class A (a)	47,419	1,446,754
Par Pharmaceutical Companies, Inc. *	30,134	559,287
PDL BioPharma, Inc. *	99,239	2,144,555
Sepracor, Inc. *	91,152	2,506,680
Valeant Pharmaceuticals International *	78,099	1,208,973
Vertex Pharmaceuticals, Inc. *	111,923	4,298,962

		15,695,730
Publishing - 0.45%
American Greetings Corp., Class A	47,265	1,247,796
John Wiley & Sons, Inc., Class A	37,954	1,705,273
Media General, Inc., Class A	19,216	528,632
Scholastic Corp. *	22,087	769,953
Valassis Communications, Inc. *	40,669	362,768

		4,614,422
Real Estate - 4.12%
AMB Property Corp., REIT	84,867	5,075,895
Cousins Properties, Inc., REIT	31,711	931,035
Duke Realty Corp., REIT	122,000	4,124,820
Equity One, Inc., REIT	31,354	852,829
Highwoods Properties, Inc., REIT	48,528	1,779,522
Hospitality Properties Trust, REIT	79,735	3,241,228
Jones Lang LaSalle, Inc.	31,787	3,266,432
Liberty Property Trust, REIT	77,518	3,116,999
Mack-California Realty Corp., REIT	57,699	2,371,429
Nationwide Health Properties, Inc., REIT	77,264	2,327,964
Regency Centers Corp., REIT	59,041	4,531,397

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
The Macerich Company, REIT	61,049	$5,346,671
UDR, Inc., REIT	114,454	2,783,521
Weingarten Realty Investors, REIT	65,355	2,709,618

		42,459,360
Retail Grocery - 0.10%
Ruddick Corp.	31,392	1,052,888

Retail Trade - 5.96%
99 Cents Only Stores *	39,865	409,414
Advance Auto Parts, Inc.	90,088	3,023,353
Aeropostale, Inc. *	65,477	1,247,992
American Eagle Outfitters, Inc.	182,547	4,802,812
AnnTaylor Stores Corp. *	52,850	1,673,759
Barnes & Noble, Inc.	43,064	1,518,437
BJ's Wholesale Club, Inc. *	55,289	1,833,383
Borders Group, Inc.	49,975	666,167
CarMax, Inc. *	184,875	3,758,509
Charming Shoppes, Inc. *	104,099	874,432
Chico's FAS, Inc. *	149,514	2,100,672
Coldwater Creek, Inc. *	52,490	570,041
Collective Brands, Inc. *	55,659	1,227,837
Dick's Sporting Goods, Inc. *	35,218	2,364,889
Dollar Tree Stores, Inc. *	80,847	3,277,537
Foot Locker, Inc.	131,110	2,009,916
GameStop Corp., Class A *	135,093	7,612,490
MSC Industrial Direct Company, Inc., Class A	40,358	2,041,711
NBTY, Inc. *	48,069	1,951,601
Pacific Sunwear of California, Inc. *	59,462	880,038
PetSmart, Inc.	114,308	3,646,425
Regis Corp.	37,508	1,196,880
Rent-A-Center, Inc. *	58,746	1,065,065
Ross Stores, Inc.	116,470	2,986,291
Saks, Inc. *	121,818	2,089,179
United Rentals, Inc. *	62,036	1,995,698
Urban Outfitters, Inc. *	95,777	2,087,939
Williams-Sonoma, Inc.	76,526	2,496,278

		61,408,745
Sanitary Services - 1.10%
Aqua America, Inc. (a)	112,610	2,553,995
Republic Services, Inc.	139,466	4,561,933
Stericycle, Inc. *	74,428	4,254,304

		11,370,232
Semiconductors - 2.84%
Atmel Corp. *	415,232	2,142,597
Cree, Inc. * (a)	71,990	2,238,889
Cypress Semiconductor Corp. *	131,128	3,830,249
Fairchild Semiconductor International, Inc. *	105,534	1,971,375
Integrated Device Technology, Inc. *	166,710	2,580,671
International Rectifier Corp. *	61,596	2,032,052
Intersil Corp., Class A	113,096	3,780,799
Lam Research Corp. *	114,734	6,110,733
Lattice Semiconductor Corp. *	97,474	437,658

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Micrel, Inc.	47,432	$512,266
Semtech Corp. *	53,986	1,105,633
Silicon Laboratories, Inc. *	46,893	1,958,252
Triquint Semiconductor, Inc. *	118,117	579,954

		29,281,128
Software - 1.32%
ACI Worldwide, Inc. *	31,149	696,180
Activision, Inc. *	242,493	5,235,424
Advent Software, Inc. *	14,850	697,504
Macrovision Corp. *	46,624	1,148,349
NCR Corp. *	153,000	3,990,240
Sybase, Inc. *	77,612	1,795,166

		13,562,863
Steel - 0.78%
Carpenter Technology Corp.	21,938	2,852,160
Steel Dynamics, Inc.	80,279	3,749,029
Worthington Industries, Inc. (a)	58,582	1,380,192

		7,981,381
Telecommunications Equipment &
Services - 1.37%
ADC Telecommunications, Inc. *	99,810	1,957,274
ADTRAN, Inc.	51,774	1,192,355
Andrew Corp. *	132,516	1,835,347
CommScope, Inc. *	52,379	2,631,521
NeuStar, Inc., Class A *	64,913	2,225,867
Plantronics, Inc.	40,828	1,165,639
Polycom, Inc. *	77,687	2,086,673
Powerwave Technologies, Inc. *	111,050	684,068
UTStarcom, Inc. * (a)	90,327	330,597

		14,109,341
Telephone - 0.76%
Cincinnati Bell, Inc. *	210,747	1,041,090
Harris Corp.	116,719	6,745,191

		7,786,281
Tobacco - 0.11%
Universal Corp.	23,243	1,137,745

Transportation - 1.36%
Alexander & Baldwin, Inc.	36,516	1,830,547
Con-way, Inc.	38,897	1,789,262
Expeditors International of Washington, Inc.	180,923	8,557,658
Overseas Shipholding Group, Inc.	24,142	1,854,830

		14,032,297
Trucking & Freight - 0.78%
J.B. Hunt Transport Services, Inc.	79,254	2,084,380
Oshkosh Truck Corp.	62,906	3,898,285
Werner Enterprises, Inc.	39,037	669,485
YRC Worldwide, Inc. *	48,985	1,338,270

		7,990,420

TOTAL COMMON STOCKS (Cost $927,216,069)		$1,019,828,567

Mid Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 3.81%
Dresdner U.S. Finance, Inc.
5.16% due 10/01/2007	$17,750,000	$17,744,912
John Hancock Cash Investment Trust (c)	20,078,741	20,078,741
U.S. Treasury Bills
zero coupon due 12/13/2007	1,400,000	1,389,062

TOTAL SHORT TERM INVESTMENTS
(Cost $39,212,715)		$39,212,715

Total Investments (Mid Cap Index Trust)
(Cost $966,428,784) - 102.84%		$1,059,041,282
Liabilities in Excess of Other Assets - (2.84)%		(29,241,864)

TOTAL NET ASSETS - 100.00%		$1,029,799,418

Mid Cap Intersection Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.08%

Aerospace - 1.10%
Teledyne Technologies, Inc. *	14,700	$784,833
Woodward Governor Company	40,000	2,496,000

		3,280,833
Air Travel - 0.67%
Delta Air Lines, Inc. *	41,500	744,925
SkyWest, Inc.	49,600	1,248,432

		1,993,357
Aluminum - 0.32%
Century Aluminum Company *	18,000	947,700

Apparel & Textiles - 0.60%
Crocs, Inc. *	17,800	1,197,050
Phillips-Van Heusen Corp.	11,580	607,718

		1,804,768
Auto Parts - 1.32%
BorgWarner, Inc.	15,600	1,427,868
TRW Automotive Holdings Corp. *	79,700	2,524,896

		3,952,764
Auto Services - 0.97%
Avis Budget Group, Inc. *	127,477	2,917,949

Banking - 0.61%
Comerica, Inc.	35,600	1,825,568

Biotechnology - 1.79%
Cephalon, Inc. *	54,217	3,961,094
Millennium Pharmaceuticals, Inc. *	138,621	1,407,003

		5,368,097
Building Materials & Construction - 1.52%
Dycom Industries, Inc. *	33,800	1,035,294
Foster Wheeler, Ltd. *	3,600	472,608
KBR, Inc. *	53,761	2,084,314

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction
(continued)
Lennox International, Inc.	28,100	$949,780

		4,541,996
Business Services - 5.46%
Cadence Design Systems, Inc. *	173,078	3,840,601
Computer Sciences Corp. *	14,900	832,910
DST Systems, Inc. *	43,314	3,716,774
Dun & Bradstreet Corp.	8,780	865,796
Manpower, Inc.	56,024	3,605,145
Perot Systems Corp., Class A *	91,000	1,538,810
Sotheby's	28,818	1,377,212
TeleTech Holdings, Inc. *	23,100	552,321

		16,329,569
Cellular Communications - 0.34%
Telephone & Data Systems, Inc.	15,141	1,010,662
Chemicals - 2.84%
Albemarle Corp.	29,908	1,321,934
Celanese Corp., Series A	26,300	1,025,174
CF Industries Holdings, Inc.	29,900	2,269,709
FMC Corp.	20,020	1,041,440
Lubrizol Corp.	13,989	910,124
Terra Industries, Inc. *	36,300	1,134,738
W. R. Grace & Company *	30,200	811,172

		8,514,291
Colleges & Universities - 1.52%
ITT Educational Services, Inc. *	37,477	4,560,576
Commercial Services - 0.34%
Chemed Corp.	16,600	1,031,856
Computers & Business Equipment - 2.42%
Electronics for Imaging, Inc. *	43,900	1,179,154
Ingram Micro, Inc., Class A *	212,876	4,174,498
Tech Data Corp. *	14,400	577,728
Western Digital Corp. *	52,200	1,321,704

		7,253,084
Containers & Glass - 0.59%
Owens-Illinois, Inc. *	42,400	1,757,480
Crude Petroleum & Natural Gas - 5.83%
Cabot Oil & Gas Corp.	35,500	1,248,180
Cimarex Energy Company	28,508	1,061,923
Noble Energy, Inc.	112,660	7,890,706
Patterson-UTI Energy, Inc.	43,878	990,327
Sunoco, Inc.	38,800	2,746,264
Unit Corp. *	72,400	3,504,160

		17,441,560
Drugs & Health Care - 0.25%
West Pharmaceutical Services, Inc.	18,100	754,046
Electrical Utilities - 3.68%
CenterPoint Energy, Inc.	164,800	2,641,744
DTE Energy Company	29,200	1,414,448

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Northeast Utilities	148,007	$4,228,560
NSTAR	17,588	612,238
Pepco Holdings, Inc.	55,092	1,491,891
Puget Energy, Inc.	25,120	614,687

		11,003,568
Electronics - 4.11%
Amphenol Corp., Class A	53,221	2,116,067
Arrow Electronics, Inc. *	31,338	1,332,492
Avnet, Inc. *	49,170	1,959,916
Belden, Inc.	25,600	1,200,896
Mentor Graphics Corp. *	102,091	1,541,574
Teleflex, Inc.	20,341	1,584,971
Vishay Intertechnology, Inc. *	196,377	2,558,792

		12,294,708
Energy - 2.68%
Energen Corp.	74,400	4,249,728
MDU Resources Group, Inc.	135,429	3,770,343

		8,020,071
Financial Services - 3.84%
Affiliated Managers Group, Inc. *	38,300	4,883,633
CIT Group, Inc.	12,100	486,420
E*TRADE Financial Corp. *	126,300	1,649,478
MF Global, Ltd. *	31,300	907,700
UMB Financial Corp.	83,300	3,570,238

		11,497,469
Food & Beverages - 0.27%
Tyson Foods, Inc., Class A	45,800	817,530
Gas & Pipeline Utilities - 1.33%
Global Industries, Ltd. *	23,000	592,480
Questar Corp.	14,400	756,432
UGI Corp.	100,900	2,621,382

		3,970,294
Healthcare Products - 1.46%
Beckman Coulter, Inc.	48,055	3,544,537
STERIS Corp.	30,100	822,633

		4,367,170
Healthcare Services - 3.58%
Coventry Health Care, Inc. *	36,900	2,295,549
Health Net, Inc. *	101,528	5,487,588
Pediatrix Medical Group, Inc. *	10,300	673,826
Weight Watchers International, Inc.	39,400	2,267,864

		10,724,827
Homebuilders - 0.11%
NVR, Inc. *	695	326,824
Household Appliances - 1.10%
Whirlpool Corp.	37,100	3,305,610
Household Products - 1.92%
Church & Dwight, Inc.	25,903	1,218,477
Energizer Holdings, Inc. *	8,542	946,881

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products (continued)
Newell Rubbermaid, Inc.	94,000	$2,709,080
Tempur-Pedic International, Inc.	24,800	886,600

		5,761,038
Industrial Machinery - 3.44%
AGCO Corp. *	27,440	1,393,129
Dresser-Rand Group, Inc. *	28,900	1,234,319
Gardner Denver, Inc. *	66,900	2,609,100
Grant Prideco, Inc. *	48,771	2,658,995
The Manitowoc Company, Inc.	54,200	2,399,976

		10,295,519
Industrials - 0.24%
Harsco Corp.	12,239	725,406

Insurance - 7.01%
Allied World Assurance Holdings, Ltd.	76,400	3,965,924
Ambac Financial Group, Inc.	3,600	226,476
American Financial Group, Inc.	18,435	525,766
Assurant, Inc.	21,500	1,150,250
Axis Capital Holdings, Ltd.	110,400	4,295,664
Everest Re Group, Ltd.	56,745	6,255,569
HCC Insurance Holdings, Inc.	21,127	605,077
MBIA, Inc.	13,000	793,650
Reinsurance Group of America, Inc.	55,800	3,163,302

		20,981,678
Internet Retail - 0.51%
Netflix, Inc. *	73,557	1,524,101

Internet Software - 0.76%
McAfee, Inc. *	64,869	2,261,982

Leisure Time - 0.19%
Regal Entertainment Group, Class A	26,400	579,480

Manufacturing - 2.18%
Acuity Brands, Inc.	71,600	3,614,368
Barnes Group, Inc.	28,900	922,488
Ceradyne, Inc. *	15,300	1,158,822
Mettler-Toledo International, Inc. *	8,100	826,200

		6,521,878
Medical-Hospitals - 0.76%
Lifepoint Hospitals, Inc. *	76,146	2,285,141

Metal & Metal Products - 3.15%
Commercial Metals Company	19,466	616,099
Precision Castparts Corp.	45,180	6,685,736
Reliance Steel & Aluminum Company	27,316	1,544,447
USEC, Inc. *	58,200	596,550

		9,442,832
Mining - 0.63%
Cleveland-Cliffs, Inc.	21,500	1,891,355

Paper - 0.26%
Rock-Tenn Company, Class A	26,500	765,850

Petroleum Services - 2.38%
Pride International, Inc. *	83,830	3,063,986

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
SEACOR Holdings, Inc. *	18,900	$1,797,390
Tesoro Corp.	49,100	2,259,582

		7,120,958
Pharmaceuticals - 3.55%
Alkermes, Inc. *	114,900	2,114,160
Amylin Pharmaceuticals, Inc. *	69,700	3,485,000
Barr Pharmaceuticals, Inc. *	31,900	1,815,429
Vertex Pharmaceuticals, Inc. *	53,056	2,037,881
Watson Pharmaceuticals, Inc. *	36,200	1,172,880

		10,625,350
Real Estate - 1.61%
Forest City Enterprises, Inc., Class A	28,800	1,588,608
Sunstone Hotel Investors, Inc., REIT	34,300	879,452
Taubman Centers, Inc., REIT	43,200	2,365,200

		4,833,260
Retail Grocery - 1.23%
SUPERVALU, Inc.	94,500	3,686,445

Retail Trade - 5.20%
Aaron Rents, Inc., Class B	23,500	524,050
Abercrombie & Fitch Company, Class A	42,600	3,437,820
Aeropostale, Inc. *	94,185	1,795,166
American Eagle Outfitters, Inc.	29,244	769,410
Big Lots, Inc. *	56,100	1,674,024
BJ's Wholesale Club, Inc. *	63,300	2,099,028
Dollar Tree Stores, Inc. *	38,196	1,548,466
Fossil, Inc. *	16,000	597,760
J. Crew Group, Inc. *	27,800	1,153,700
Rent-A-Center, Inc. *	76,000	1,377,880
The Men's Wearhouse, Inc.	11,500	580,980

		15,558,284
Semiconductors - 5.53%
Emulex Corp. *	45,100	864,567
Integrated Device Technology, Inc. *	52,800	817,344
Lam Research Corp. *	132,545	7,059,347
MKS Instruments, Inc. *	35,400	673,308
ON Semiconductor Corp. *	72,000	904,320
Semtech Corp. *	30,100	616,448
Teradyne, Inc. *	67,200	927,360
Varian Semiconductor Equipment
Associates, Inc. *	87,750	4,696,380

		16,559,074
Software - 0.39%
Sybase, Inc. *	50,741	1,173,639

Steel - 0.90%
Steel Dynamics, Inc.	57,400	2,680,580

Telecommunications Equipment &
Services - 1.86%
ADC Telecommunications, Inc. *	42,300	829,503
CommScope, Inc. *	10,300	517,472
NeuStar, Inc., Class A *	104,068	3,568,492

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
SAVVIS, Inc. *	16,500	$639,870

		5,555,337
Telephone - 1.75%
CenturyTel, Inc.	49,300	2,278,646
Harris Corp.	35,981	2,079,342
U.S. Cellular Corp. *	8,900	873,980

		5,231,968
Tires & Rubber - 0.21%
Goodyear Tire & Rubber Company *	20,400	620,364

Toys, Amusements & Sporting Goods - 0.38%
Hasbro, Inc.	40,400	1,126,352

Trucking & Freight - 1.39%
Landstar Systems, Inc.	70,500	2,958,885
Werner Enterprises, Inc.	70,200	1,203,930

		4,162,815

TOTAL COMMON STOCKS (Cost $291,809,905)		$293,584,913

REPURCHASE AGREEMENTS - 2.01%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$6,001,050 on 10/01/2007,
collateralized by $6,180,000
Federal Home Loan Mortgage
Corp., 5.625% due 11/23/2035
(valued at $6,121,580, including
interest) (c)	$5,999,000	$5,999,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,999,000)		$5,999,000

Total Investments (Mid Cap Intersection Trust)
(Cost $297,808,905) - 100.09%		$299,583,913
Liabilities in Excess of Other Assets - (0.09)%		(257,118)

TOTAL NET ASSETS - 100.00%		$299,326,795

Mid Cap Stock Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.86%

Advertising - 2.05%
Focus Media Holding, Ltd., ADR *	453,900	$26,335,278

Aerospace - 1.24%
Teledyne Technologies, Inc. *	299,500	15,990,305

Agriculture - 1.32%
The Mosaic Company *	316,300	16,928,376

Apparel & Textiles - 2.19%
Coach, Inc. *	265,200	12,536,004

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Crocs, Inc. * (a)	172,600	$11,607,350
Liz Claiborne, Inc.	115,100	3,951,383

		28,094,737
Auto Parts - 0.97%
LKQ Corp. *	358,600	12,482,866

Biotechnology - 2.16%
Cephalon, Inc. * (a)	166,583	12,170,554
Charles River Laboratories International, Inc. *	277,400	15,576,010

		27,746,564
Building Materials & Construction - 0.83%
Foster Wheeler, Ltd. *	81,397	10,685,798

Business Services - 4.48%
Cadence Design Systems, Inc. *	829,800	18,413,262
DST Systems, Inc. *	130,600	11,206,786

Equifax, Inc.	289,900	11,050,988
Manpower, Inc.	169,800	10,926,630
Peace Mark Holdings, Ltd.	4,012,000	5,990,179

		57,587,845
Cable & Television - 0.86%
Net Servicos de Comunicacao SA, PR ADR * (a)	669,700	11,103,626
Cellular Communications - 0.27%
Millicom International Cellular SA * (a)	41,000	3,439,900
Chemicals - 6.55%
FMC Corp.	126,500	6,580,530
Hercules, Inc.	735,428	15,458,696
Kingboard Chemical Holdings, Ltd.	2,309,700	14,685,997
Potash Corp. of Saskatchewan, Inc.	106,500	11,257,050
Rhodia SA *	306,515	11,121,690
Terra Industries, Inc. *	802,100	25,073,646

		84,177,609
Containers & Glass - 2.61%
Owens-Illinois, Inc. *	488,200	20,235,890
Rexam PLC	1,186,680	13,342,018

		33,577,908
Crude Petroleum & Natural Gas - 4.67%
Chesapeake Energy Corp.	571,872	20,164,207
EOG Resources, Inc.	172,500	12,476,925
Forest Oil Corp. * (a)	312,900	13,467,216
Ultra Petroleum Corp. *	224,500	13,927,980

		60,036,328
Drugs & Health Care - 2.19%
Perrigo Company	565,900	12,081,965
Shionogi & Company, Ltd.	843,253	12,988,355
Zymogenetics, Inc. * (a)	232,600	3,035,430

		28,105,750
Electrical Equipment - 2.15%
FLIR Systems, Inc. *	320,400	17,746,956
Genlyte Group, Inc. *	153,041	9,834,415

		27,581,371

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics - 1.07%
Garmin, Ltd. (a)	114,800	$13,707,120

Energy - 5.07%
Covanta Holding Corp. *	547,800	13,426,578
LDK Solar Company, Ltd., ADR *	237,512	16,364,577
SunPower Corp., Class A. * (a)	234,300	19,404,726
Suntech Power Holdings Company, Ltd., ADR *	398,500	15,900,150
(a)

		65,096,031
Financial Services - 3.12%
Interactive Data Corp.	507,300	14,305,860
Invesco PLC, SADR	484,900	13,237,770
Western Union Company	597,500	12,529,575

		40,073,205
Healthcare Products - 4.11%
Hologic, Inc. * (a)	336,900	20,550,900
Mindray Medical International, Ltd., ADR (a)	368,400	15,822,780
St. Jude Medical, Inc. *	290,400	12,797,928
The Medicines Company *	208,661	3,716,252

		52,887,860
Household Products - 1.25%
Jarden Corp. *	519,125	16,061,727

Industrial Machinery - 2.15%
Flowserve Corp.	192,300	14,649,414
Kennametal, Inc.	154,500	12,974,910

		27,624,324
International Oil - 1.00%
Noble Corp.	262,800	12,890,340

Internet Service Provider - 0.95%
Equinix, Inc. * (a)	137,700	12,212,613

Internet Software - 2.03%
Digital River, Inc. *	263,600	11,796,100
McAfee, Inc. *	408,800	14,254,856

		26,050,956
Leisure Time - 2.95%
DreamWorks Animation SKG, Inc., Class A *	368,761	12,323,993
Electronic Arts, Inc. *	457,300	25,604,227

		37,928,220
Manufacturing - 1.58%
Acuity Brands, Inc.	156,500	7,900,120
Snap-on, Inc.	250,900	12,429,586

		20,329,706
Metal & Metal Products - 1.18%
Cameco Corp.	327,748	15,155,068

Mining - 2.80%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	210,700	22,100,323
Teck Cominco, Ltd., Class B	291,300	13,897,923

		35,998,246

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services - 1.04%
GlobalSantaFe Corp.	175,600	$13,349,112

Pharmaceuticals - 2.32%
Alkermes, Inc. *	387,499	7,129,982
Amylin Pharmaceuticals, Inc. * (a)	230,033	11,501,650
Elan Corp. PLC, SADR *	532,000	11,193,280

		29,824,912
Retail Trade - 11.98%
Abercrombie & Fitch Company, Class A	193,100	15,583,170
American Eagle Outfitters, Inc.	245,200	6,451,212
BJ's Wholesale Club, Inc. *	568,799	18,861,375
Dick's Sporting Goods, Inc. *	288,500	19,372,775
Dollar Tree Stores, Inc. *	330,000	13,378,200
Fossil, Inc. *	751,700	28,083,512
GameStop Corp., Class A *	168,900	9,517,515
Kohl's Corp. *	344,900	19,773,117
Luxottica Group SpA	316,908	10,755,337
Tiffany & Company (a)	231,493	12,118,658

		153,894,871
Sanitary Services - 0.96%
Allied Waste Industries, Inc. *	965,300	12,307,575

Semiconductors - 2.35%
Broadcom Corp., Class A *	427,000	15,559,880
NVIDIA Corp. *	404,850	14,671,764

		30,231,644
Software - 9.92%
Activision, Inc. *	906,300	19,567,017
Adobe Systems, Inc. *	431,900	18,856,754
Autodesk, Inc. *	258,800	12,932,236
Citrix Systems, Inc. *	322,800	13,015,296
NAVTEQ Corp. *	205,700	16,038,429
Nuance Communications, Inc. * (a)	225,000	4,344,750
Red Hat, Inc. *	46,690	927,730
UbiSoft Entertainment SA *	219,123	14,923,197
VeriFone Holdings, Inc. *	466,296	20,670,902
Verint Systems, Inc. *	240,900	6,263,400

		127,539,711
Telecommunications Equipment &
Services - 1.15%
NICE Systems, Ltd., ADR *	412,800	14,794,752

Toys, Amusements & Sporting Goods - 0.96%
Marvel Entertainment, Inc. * (a)	525,200	12,310,688

Transportation - 2.13%
Aircastle, Ltd.	484,700	16,198,674
C.H. Robinson Worldwide, Inc.	205,800	11,172,882

		27,371,556
Travel Services - 1.25%
Ctrip.com International, Ltd., ADR	309,700	16,042,460

TOTAL COMMON STOCKS (Cost $1,009,717,462)		$1,257,556,958

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 11.09%
John Hancock Cash Investment Trust (c)	$142,429,094	$142,429,094

TOTAL SHORT TERM INVESTMENTS
(Cost $142,429,094)		$142,429,094

REPURCHASE AGREEMENTS - 0.14%
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/28/2007 at
5.10% to be repurchased at
$1,800,765 on 10/01/2007,
collateralized by $2,110,000
Federal National Mortgage
Association, 5.50% due
10/01/2021 (valued at $1,840,125,
including interest)	$1,800,000	$1,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,800,000)		$1,800,000

Total Investments (Mid Cap Stock Trust)
(Cost $1,153,946,556) - 109.09%		$1,401,786,052
Liabilities in Excess of Other Assets - (9.09)%		(116,772,368)

TOTAL NET ASSETS - 100.00%		$1,285,013,684

Mid Cap Value Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.93%

Advertising - 0.51%
Interpublic Group of Companies, Inc. *	69,646	$722,926

Aerospace - 0.80%
Goodrich Corp.	16,607	1,133,096

Agriculture - 1.50%
The Mosaic Company *	39,740	2,126,885

Air Travel - 0.77%
AMR Corp. *	13,067	291,263
Continental Airlines, Inc., Class B *	12,462	411,620
UAL Corp. *	3,511	163,367
US Airways Group, Inc. *	8,473	222,416

		1,088,666
Apparel & Textiles - 1.85%
Liz Claiborne, Inc.	21,351	732,980
Mohawk Industries, Inc. * (a)	6,183	502,678
VF Corp.	17,225	1,390,918

		2,626,576
Auto Parts - 1.89%
ArvinMeritor, Inc.	23,410	393,756
Genuine Parts Company	6,602	330,100
Johnson Controls, Inc.	6,489	766,416
Magna International, Inc., Class A	5,095	490,699
WABCO Holdings, Inc.	15,096	705,738

		2,686,709

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Automobiles - 2.46%
Ford Motor Company *	360,136	$3,057,555
General Motors Corp.	11,642	427,261

		3,484,816
Building Materials & Construction - 1.78%
American Standard Companies, Inc.	45,294	1,613,372
Chicago Bridge & Iron Company N.V.	21,074	907,447

		2,520,819
Business Services - 4.54%
Computer Sciences Corp. *	21,422	1,197,490
Deluxe Corp.	16,585	610,991
Dun & Bradstreet Corp.	4,651	458,635
Electronic Data Systems Corp.	52,391	1,144,219
Fluor Corp.	10,268	1,478,387
Pitney Bowes, Inc.	7,810	354,730
R.H. Donnelley Corp. *	21,375	1,197,428

		6,441,880
Chemicals - 4.23%
Eastman Chemical Company	26,157	1,745,456
Imperial Chemical Industries PLC, ADR	13,971	737,669
Lubrizol Corp.	12,377	805,248
Lyondell Chemical Company	21,819	1,011,311
PPG Industries, Inc.	22,392	1,691,715

		5,991,399
Construction & Mining Equipment - 0.73%
National Oilwell Varco, Inc. *	7,137	1,031,297

Construction Materials - 0.33%
USG Corp. * (a)	12,387	465,132

Crude Petroleum & Natural Gas - 2.96%
Newfield Exploration Company *	23,351	1,124,584
Pioneer Natural Resources Company	26,331	1,184,368
Southwestern Energy Company *	30,537	1,277,974
Sunoco, Inc.	8,649	612,176

		4,199,102
Electrical Equipment - 0.88%
Cooper Industries, Ltd., Class A	24,495	1,251,450

Electrical Utilities - 4.54%
American Electric Power Company, Inc.	18,259	841,375
Consolidated Edison, Inc.	16,838	779,599
DTE Energy Company	17,577	851,430
Edison International	22,900	1,269,805
Mirant Corp. *	17,602	716,049
Pinnacle West Capital Corp.	22,152	875,226
PPL Corp.	23,750	1,099,625

		6,433,109
Electronics - 0.86%
Celestica, Inc. *	92,583	565,682
Solectron Corp. *	166,238	648,328

		1,214,010

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 3.11%
Energy East Corp.	33,403	$903,551
McDermott International, Inc. *	35,750	1,933,360
Sempra Energy	26,986	1,568,426

		4,405,337
Financial Services - 0.26%
Amvescap PLC	27,442	370,074

Food & Beverages - 1.12%
Del Monte Foods Company	56,854	596,967
Tyson Foods, Inc., Class A	55,631	993,013

		1,589,980
Forest Products - 0.77%
Rayonier, Inc.	22,824	1,096,465

Gas & Pipeline Utilities - 2.88%
El Paso Corp.	74,144	1,258,224
Enbridge, Inc. (a)	40,970	1,502,370
NiSource, Inc.	44,196	845,911
Questar Corp.	9,033	474,504

		4,081,009
Healthcare Services - 2.43%
Health Net, Inc. *	25,631	1,385,355
Humana, Inc. *	12,278	857,987
McKesson Corp.	7,647	449,567
Omnicare, Inc. (a)	22,560	747,413

		3,440,322
Holdings Companies/Conglomerates - 1.88%
Loews Corp.	35,707	1,726,434
Textron, Inc.	15,091	938,811

		2,665,245
Hotels & Restaurants - 0.90%
Hilton Hotels Corp.	27,551	1,280,846

Household Appliances - 0.67%
Whirlpool Corp.	10,651	949,004

Industrial Machinery - 5.66%
AGCO Corp. *	44,355	2,251,903
Cameron International Corp. *	17,498	1,614,891
Ingersoll-Rand Company, Ltd., Class A	41,807	2,277,227
Terex Corp. *	7,312	650,914
The Manitowoc Company, Inc.	27,849	1,233,154

		8,028,089
Insurance - 14.37%
ACE, Ltd.	40,511	2,453,751
Ambac Financial Group, Inc.	9,752	613,498
Aon Corp.	69,701	3,123,302
Axis Capital Holdings, Ltd.	34,447	1,340,333
Everest Re Group, Ltd.	31,876	3,514,010
Lincoln National Corp.	17,906	1,181,259
MBIA, Inc.	12,061	736,324
PartnerRe, Ltd.	29,472	2,327,993
Torchmark Corp.	2,323	144,770

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Willis Group Holdings, Ltd.	20,045	$820,642
XL Capital, Ltd., Class A	51,952	4,114,599

		20,370,481
International Oil - 1.91%
Hess Corp.	12,474	829,895
Nabors Industries, Ltd. *	9,633	296,408
Weatherford International, Ltd. *	23,528	1,580,611

		2,706,914
Internet Software - 0.74%
McAfee, Inc. *	30,152	1,051,400
Leisure Time - 2.61%
National Cinemedia, Inc.	41,112	920,909
Regal Entertainment Group, Class A (a)	54,110	1,187,714
Royal Caribbean Cruises, Ltd.	40,694	1,588,287

		3,696,910
Manufacturing - 3.87%
Eaton Corp.	28,841	2,856,412
Reddy Ice Holdings, Inc.	19,875	524,104
Rockwell Automation, Inc.	14,323	995,592
Stanley Works	19,817	1,112,328

		5,488,436
Medical-Hospitals - 0.31%
Health Management Associates, Inc., Class A	62,458	433,459

Mining - 1.30%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	17,545	1,840,295

Paper - 0.39%
MeadWestvaco Corp.	18,555	547,929

Petroleum Services - 2.67%
BJ Services Company	25,844	686,158
ENSCO International, Inc.	5,927	332,505
GlobalSantaFe Corp.	28,370	2,156,687
Smith International, Inc.	8,486	605,901

		3,781,251
Pharmaceuticals - 1.59%
Hospira, Inc. *	12,416	514,643
King Pharmaceuticals, Inc. *	27,299	319,944
Mylan Laboratories, Inc.	60,237	961,383
Watson Pharmaceuticals, Inc. *	13,975	452,790

		2,248,760
Photography - 0.66%
Eastman Kodak Company (a)	35,264	943,665

Railroads & Equipment - 1.43%
CSX Corp.	37,751	1,613,100
Kansas City Southern *	12,941	416,312

		2,029,412
Real Estate - 1.62%
Boston Properties, Inc., REIT	3,427	356,065
Equity Residential, REIT	22,601	957,379

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Simon Property Group, Inc., REIT	5,967	$596,700
The St. Joe Company, REIT (a)	11,584	389,338

		2,299,482
Retail Trade - 1.65%
Family Dollar Stores, Inc.	39,593	1,051,590
Macy's, Inc.	14,597	471,775
Ritchie Brothers Auctioneers, Inc. (a)	12,609	820,846

		2,344,211
Sanitary Services - 0.06%
Insituform Technologies, Inc., Class A *	5,847	89,050

Semiconductors - 4.30%
Intersil Corp., Class A	35,030	1,171,053
LSI Logic Corp. *	146,707	1,088,566
Maxim Integrated Products, Inc.	28,529	837,326
Microchip Technology, Inc.	21,569	783,386
Micron Technology, Inc. *	76,904	853,634
National Semiconductor Corp.	49,981	1,355,485

		6,089,450
Software - 0.78%
BMC Software, Inc. *	35,302	1,102,481

Steel - 0.56%
Nucor Corp.	13,290	790,356

Telecommunications Equipment &
Services - 0.85%
Embarq Corp.	4,732	263,099
Tellabs, Inc. *	99,464	946,897

		1,209,996
Telephone - 2.49%
CenturyTel, Inc.	31,043	1,434,807
Qwest Communications International, Inc. *	116,263	1,064,969
Windstream Corp.	72,999	1,030,746

		3,530,522
Tires & Rubber - 0.33%
Goodyear Tire & Rubber Company *	15,191	461,958
Tobacco - 2.78%
Loews Corp. - Carolina Group	37,914	3,117,668
Reynolds American, Inc. (a)	12,870	818,404

		3,936,072
Toys, Amusements & Sporting Goods - 0.35%
Hasbro, Inc.	17,624	491,357

TOTAL COMMON STOCKS (Cost $120,597,126)		$138,808,090

CONVERTIBLE BONDS - 0.34%
Telephone - 0.34%
Qwest Communications International, Inc.
3.50% due 11/15/2025	289,000	478,295

TOTAL CONVERTIBLE BONDS (Cost $390,872)		$478,295

Mid Cap Value Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 6.34%
John Hancock Cash Investment Trust (c)	$6,883,972	$6,883,972
Societe Generale North America, Inc.
5.10% due 10/01/2007	2,100,000	2,100,000

TOTAL SHORT TERM INVESTMENTS
(Cost $8,983,972)		$8,983,972

Total Investments (Mid Cap Value Equity Trust)
(Cost $129,971,970) - 104.61%		$148,270,357
Liabilities in Excess of Other Assets - (4.61)%		(6,537,174

TOTAL NET ASSETS - 100.00%		$141,733,183

Mid Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.08%

Advertising - 2.54%
Interpublic Group of Companies, Inc. *	1,383,794	$14,363,782

Agriculture - 3.53%
Monsanto Company	69,204	5,933,551
The Mosaic Company *	262,471	14,047,448

		19,980,999
Auto Parts - 2.26%
ArvinMeritor, Inc.	154,900	2,605,418
Genuine Parts Company	203,307	10,165,350

		12,770,768
Building Materials & Construction - 1.46%
KBR, Inc. *	181,918	7,052,961
Owens Corning, Inc. *	47,200	1,182,360

		8,235,321
Business Services - 7.47%
Arbitron, Inc.	62,000	2,811,080
Cadence Design Systems, Inc. *	569,371	12,634,343
R.H. Donnelley Corp. *	259,647	14,545,425
R.R. Donnelley & Sons Company	334,661	12,235,206

		42,226,054
Chemicals - 3.58%
Chemtura Corp.	744,969	6,622,774
Eastman Chemical Company	167,938	11,206,503
Potash Corp. of Saskatchewan, Inc.	12,383	1,308,883
Valspar Corp.	40,000	1,088,400

		20,226,560
Containers & Glass - 3.24%
Ball Corp.	205,778	11,060,567
Pactiv Corp. *	253,927	7,277,548

		18,338,115
Crude Petroleum & Natural Gas - 2.30%
EOG Resources, Inc.	179,985	13,018,315

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil - 1.03%
Range Resources Corp.	143,300	$5,826,578

Electrical Equipment - 1.81%
Hubbell, Inc., Class B	179,163	10,233,791

Electrical Utilities - 7.27%
Ameren Corp.	248,958	13,070,295
CMS Energy Corp.	633,677	10,658,447
Northeast Utilities	444,379	12,695,908
Puget Energy, Inc.	191,043	4,674,822

		41,099,472
Food & Beverages - 4.07%
Coca-Cola Enterprises, Inc.	491,144	11,895,508
Dean Foods Company *	169,300	4,330,694
Smithfield Foods, Inc. *	214,904	6,769,476

		22,995,678
Gas & Pipeline Utilities - 2.34%
NiSource, Inc.	594,349	11,375,840
Southwest Gas Corp.	65,855	1,863,038

		13,238,878
Healthcare Products - 0.60%
Bausch & Lomb, Inc.	42,255	2,704,320
Covidien, Ltd.	16,405	680,807

		3,385,127
Healthcare Services - 0.77%
Healthsouth Corp. * (a)	249,917	4,376,047

Hotels & Restaurants - 1.12%
Brinker International, Inc.	229,952	6,309,883

Household Products - 1.26%
Newell Rubbermaid, Inc.	248,221	7,153,729

Industrial Machinery - 1.95%
Cummins, Inc.	42,666	5,456,555
W.W. Grainger, Inc.	61,412	5,600,160

		11,056,715
Insurance - 7.43%
ACE, Ltd.	96,537	5,847,246
Aetna, Inc.	78,672	4,269,530
Conseco, Inc. *	459,837	7,357,392
PartnerRe, Ltd.	133,685	10,559,778
SAFECO Corp.	69,720	4,268,258
XL Capital, Ltd., Class A	122,514	9,703,109

		42,005,313
Internet Software - 2.60%
McAfee, Inc. *	392,946	13,702,027
Openwave Systems, Inc. *	224,600	983,748

		14,685,775
Manufacturing - 1.62%
Pentair, Inc.	43,000	1,426,740
Snap-on, Inc.	156,466	7,751,326

		9,178,066

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products - 1.77%
Timken Company	269,456	$10,010,290

Office Furnishings & Supplies - 1.80%
OfficeMax, Inc.	296,855	10,173,221

Paper - 2.11%
Bowater, Inc. (a)	357,935	5,340,390
MeadWestvaco Corp.	222,721	6,576,951

		11,917,341
Petroleum Services - 4.05%
GlobalSantaFe Corp.	145,234	11,040,689
Halliburton Company	309,106	11,869,670

		22,910,359
Pharmaceuticals - 4.00%
King Pharmaceuticals, Inc. *	859,771	10,076,516
Mylan Laboratories, Inc.	788,112	12,578,268

		22,654,784
Publishing - 0.25%
Idearc, Inc.	44,900	1,413,003

Real Estate - 0.82%
Host Hotels & Resorts, Inc., REIT	207,074	4,646,740

Retail Grocery - 2.65%
Safeway, Inc.	226,927	7,513,553
The Kroger Company	263,100	7,503,612

		15,017,165
Retail Trade - 1.77%
Foot Locker, Inc.	324,574	4,975,720
Macy's, Inc.	156,148	5,046,703

		10,022,423
Sanitary Services - 1.14%
Allied Waste Industries, Inc. *	506,100	6,452,775

Software - 1.28%
Sybase, Inc. *	313,344	7,247,647

Telecommunications Equipment &
Services - 9.37%
ADC Telecommunications, Inc. *	467,453	9,166,753
Avaya, Inc. *	407,756	6,915,542
Embarq Corp.	238,600	13,266,160
JDS Uniphase Corp. *	944,625	14,131,590
Tellabs, Inc. *	997,400	9,495,248

		52,975,293
Telephone - 5.98%
CenturyTel, Inc.	148,447	6,861,220
Qwest Communications International, Inc. *	2,221,012	20,344,470
Windstream Corp.	468,800	6,619,456

		33,825,146
Tires & Rubber - 0.84%
Goodyear Tire & Rubber Company *	155,800	4,737,878

TOTAL COMMON STOCKS (Cost $491,754,961)		$554,709,031

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.76%
John Hancock Cash Investment Trust (c)	$9,938,032	$9,938,032

TOTAL SHORT TERM INVESTMENTS
(Cost $9,938,032)		$9,938,032

REPURCHASE AGREEMENTS - 2.06%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$11,670,986 on 10/01/2007,
collateralized by $11,755,000
Federal National Mortgage
Association, 6.00% due
08/29/2016 (valued at
$11,901,938, including interest)	$11,667,000	$11,667,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,667,000)		$11,667,000

Total Investments (Mid Cap Value Trust)
(Cost $513,359,993) - 101.90%		$576,314,063
Liabilities in Excess of Other Assets - (1.90)%		(10,718,200)

TOTAL NET ASSETS - 100.00%		$565,595,863

Mid Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.31%

Advertising - 0.11%
Lamar Advertising Company, Class A *	4,600	$225,262

Aerospace - 0.58%
Raytheon Company	18,300	1,167,906

Air Travel - 2.08%
Southwest Airlines Company	284,500	4,210,600

Apparel & Textiles - 0.67%
Cintas Corp.	27,200	1,009,120
Liz Claiborne, Inc.	10,100	346,733

		1,355,853
Auto Parts - 0.56%
TRW Automotive Holdings Corp. *	36,000	1,140,480
Auto Services - 0.83%
Hertz Global Holdings, Inc. *	73,700	1,674,464

Banking - 6.93%
Citizens Banking Corp.	49,000	789,390
Commerce Bancshares, Inc.	39,256	1,801,458
Cullen Frost Bankers, Inc.	16,700	837,004
First Horizon National Corp. (a)	92,900	2,476,714
First Niagara Financial Group, Inc.	89,600	1,267,840
NewAlliance Bancshares, Inc.	17,100	251,028
Northern Trust Corp.	32,300	2,140,521
Regions Financial Corp.	22,300	657,404
Valley National Bancorp (a)	28,074	622,681

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Westamerica Bancorp (a)	36,100	$1,798,141
Wilmington Trust Corp.	35,900	1,396,510

		14,038,691
Biotechnology - 0.51%
Affymetrix, Inc. *	13,000	329,810
Invitrogen Corp. *	5,600	457,688
Neurocrine Biosciences, Inc. * (a)	24,300	243,000

		1,030,498
Broadcasting - 2.71%
Cox Radio, Inc., Class A *	52,200	681,210
Discovery Holding Company *	66,300	1,912,755
Liberty Media Corp. - Capital, Series A *	2,314	288,857
XM Satellite Radio Holdings, Inc., Class A *	183,000	2,593,110

		5,475,932
Building Materials & Construction - 0.89%
Owens Corning, Inc. *	71,800	1,798,590

Business Services - 0.77%
Equifax, Inc.	19,800	754,776
H & R Block, Inc.	37,400	792,132

		1,546,908
Cable & Television - 2.60%
E.W. Scripps Company, Class A	80,900	3,397,800
EchoStar Communications Corp., Class A *	19,100	894,071
Gemstar-TV Guide International, Inc. *	140,900	980,664

		5,272,535
Colleges & Universities - 0.64%
Career Education Corp. *	46,500	1,301,535

Computers & Business Equipment - 2.61%
Seagate Technology	100,700	2,575,906
Sun Microsystems, Inc. *	482,300	2,705,703

		5,281,609
Construction Materials - 1.18%
Louisiana-Pacific Corp.	105,200	1,785,244
USG Corp. * (a)	16,300	612,065

		2,397,309
Cosmetics & Toiletries - 0.33%
Alberto-Culver Company	27,200	674,288

Crude Petroleum & Natural Gas - 1.86%
Compton Petroleum Corp *	48,700	454,858
Forest Oil Corp. *	20,000	860,800
Pogo Producing Company	46,100	2,448,371

		3,764,029
Educational Services - 0.83%
Apollo Group, Inc., Class A *	27,900	1,678,185

Electrical Equipment - 1.32%
Molex, Inc.	105,500	2,675,480

Electrical Utilities - 4.20%
Ameren Corp.	20,700	1,086,750

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Dynegy, Inc., Class A *	143,000	$1,321,320
Mirant Corp. *	12,500	508,500
Pinnacle West Capital Corp.	69,700	2,753,847
TECO Energy, Inc.	172,600	2,835,818

		8,506,235
Electronics - 2.10%
AVX Corp.	123,100	1,981,910
Tyco Electronics, Ltd.	64,000	2,267,520

		4,249,430
Energy - 0.84%
Duke Energy Corp.	61,300	1,145,697
Energy East Corp.	20,300	549,115

		1,694,812
Financial Services - 3.14%
Discover Financial Services *	82,800	1,722,240
IndyMac Bancorp, Inc. (a)	33,500	790,935
Janus Capital Group, Inc.	72,000	2,036,160
State Street Corp.	11,536	786,294
Synovus Financial Corp.	28,600	802,230
Waddell & Reed Financial, Inc., Class A	7,900	213,537

		6,351,396
Food & Beverages - 5.20%
Coca-Cola Enterprises, Inc.	130,300	3,155,866
ConAgra Foods, Inc.	99,900	2,610,387
Hershey Company	5,000	232,050
McCormick & Company, Inc.	19,300	694,221
Sara Lee Corp.	150,400	2,510,176
Tootsie Roll Industries, Inc. (a)	32,000	848,960
Winn-Dixie Stores, Inc. *	25,400	475,488

		10,527,148
Gas & Pipeline Utilities - 1.75%
NiSource, Inc.	137,200	2,626,008
Spectra Energy Corp.	37,750	924,120

		3,550,128
Gold - 0.75%
AngloGold Ashanti, Ltd., SADR	32,500	1,523,925

Healthcare Products - 1.97%
Boston Scientific Corp. *	71,100	991,845
St. Jude Medical, Inc. *	58,900	2,595,723
Zimmer Holdings, Inc. *	5,000	404,950

		3,992,518
Healthcare Services - 3.37%
Healthsouth Corp. * (a)	113,360	1,984,933
Lincare Holdings, Inc. *	67,600	2,477,540
Omnicare, Inc.	7,600	251,788
Weight Watchers International, Inc.	36,450	2,098,062

		6,812,323
Holdings Companies/Conglomerates - 0.21%
Pearson PLC, SADR	27,000	417,420

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products - 1.46%
Newell Rubbermaid, Inc.	22,000	$634,040
The Clorox Company	38,000	2,317,620

		2,951,660
Industrial Machinery - 0.50%
Dover Corp.	20,000	1,019,000

Insurance - 6.08%
Axis Capital Holdings, Ltd.	36,000	1,400,760
Cincinnati Financial Corp.	38,600	1,671,766
Genworth Financial, Inc., Class A	14,600	448,658
Lincoln National Corp.	16,175	1,067,064
Marsh & McLennan Companies, Inc.	153,000	3,901,500
OneBeacon Insurance Group, Ltd.	31,100	670,205
The Travelers Companies, Inc.	16,917	851,602
UnumProvident Corp.	19,600	479,612
Willis Group Holdings, Ltd.	44,600	1,825,924

		12,317,091
International Oil - 2.41%
Hess Corp.	23,100	1,536,843
Murphy Oil Corp.	47,900	3,347,731

		4,884,574
Leisure Time - 1.86%
Brunswick Corp.	81,100	1,853,946
Electronic Arts, Inc. *	34,200	1,914,858

		3,768,804
Liquor - 0.72%
Brown Forman Corp., Class B	19,300	1,445,763

Medical-Hospitals - 1.88%
Health Management Associates, Inc., Class A	203,500	1,412,290
Universal Health Services, Inc., Class B	44,000	2,394,480

		3,806,770
Paper - 3.14%
Bowater, Inc. (a)	17,700	264,084
Domtar Corp. *	38,400	314,880
International Paper Company	108,900	3,906,243
Smurfit-Stone Container Corp. *	160,600	1,875,808

		6,361,015
Petroleum Services - 2.54%
BJ Services Company	87,500	2,323,125
Exterran Holdings, Inc. *	35,102	2,820,095

		5,143,220
Pharmaceuticals - 3.07%
Barr Pharmaceuticals, Inc. *	33,000	1,878,030
OSI Pharmaceuticals, Inc. *	25,700	873,543
Sepracor, Inc. *	64,300	1,768,250
Valeant Pharmaceuticals International *	109,500	1,695,060

		6,214,883
Photography - 0.63%
Eastman Kodak Company	47,900	1,281,804

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Publishing - 2.99%
Dow Jones & Company, Inc.	40,000	$2,388,000
McClatchy Company, Class A (a)	24,000	479,520
Meredith Corp.	1,900	108,870
Scholastic Corp. *	62,200	2,168,292
The New York Times Company, Class A (a)	46,400	916,864

		6,061,546
Real Estate - 0.92%
The St. Joe Company, REIT (a)	55,600	1,868,716

Retail Trade - 2.07%
Family Dollar Stores, Inc.	47,200	1,253,632
Gap, Inc.	131,700	2,428,548
The TJX Companies, Inc.	17,600	511,632

		4,193,812
Sanitary Services - 2.97%
Allied Waste Industries, Inc. *	134,400	1,713,600
Nalco Holding Company	145,200	4,305,180

		6,018,780
Semiconductors - 3.04%
Fairchild Semiconductor International, Inc. *	111,200	2,077,216
Micron Technology, Inc. *	14,900	165,390
Novellus Systems, Inc. *	31,800	866,868
QLogic Corp. *	75,900	1,020,855
Teradyne, Inc. *	108,200	1,493,160
Xilinx, Inc.	20,000	522,800

		6,146,289
Software - 0.56%
Intuit, Inc. *	37,500	1,136,250

Telecommunications Equipment &
Services - 0.57%
Nortel Networks Corp. *	28,619	485,951
Tellabs, Inc. *	70,600	672,112

		1,158,063
Toys, Amusements & Sporting Goods - 0.44%
Mattel, Inc.	38,200	896,172

Transportation - 0.92%
Laidlaw International, Inc.	52,700	1,856,094

TOTAL COMMON STOCKS (Cost $171,380,940)		$182,865,795

PREFERRED STOCKS - 0.39%

Sanitary Services - 0.39%
Allied Waste Industries, Inc., Series D *	2,400	796,668

TOTAL PREFERRED STOCKS (Cost $600,749)		$796,668

CORPORATE BONDS - 0.96%

Healthcare Services - 0.11%
Health Management Associates, Inc.
1.50% due 08/01/2023	236,000	230,985

Mid Value Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services - 0.85%
Lucent Technologies Inc., Series B
2.75% due 06/15/2025	$1,829,000	$1,716,974

TOTAL CORPORATE BONDS (Cost $2,072,252)		$1,947,959

CONVERTIBLE BONDS - 0.61%

Mining - 0.61%
Newmont Mining
1.625% due 07/15/2017	1,079,000	1,226,013

TOTAL CONVERTIBLE BONDS (Cost $1,172,724)		$1,226,013

SHORT TERM INVESTMENTS - 11.16%
John Hancock Cash Investment Trust	$13,052,280	$13,052,280
T. Rowe Price Reserve Investment Fund	981,355	981,355
5.336% due 09/19/2034	8,570,219	8,570,219

TOTAL SHORT TERM INVESTMENTS
(Cost $22,603,854)		$22,603,854

REPURCHASE AGREEMENTS - 2.94%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$5,946,031 on 10/01/2007,
collateralized by $5,830,000
Federal Home Loan Mortgage
Corp., 5.55% due 10/04/2016
(valued at $6,063,200, including
interest)	$5,944,000	$5,944,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,944,000)		$5,944,000

Total Investments (Mid Value Trust)
(Cost $203,774,519) - 106.37%		$215,384,289
Liabilities in Excess of Other Assets - (6.37)%		(12,894,584)

TOTAL NET ASSETS - 100.00%		$202,489,705

Money Market Trust
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 21.56%

Automobiles - 1.13%
BMW US Capital LLC
zero coupon due 10/01/2007	35,000,000	$35,000,000

Banking - 9.94%
Abbey National PLC
zero coupon due 10/05/2007	50,000,000	49,972,861
Bank of America Corp.
zero coupon due 10/02/2007	25,855,000	12,602,319
Bank of Montreal
zero coupon due 10/02/2007	25,855,000	25,795,749

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER (continued)

Banking (continued)
National Australia Funding (Delaware), Inc.
zero coupon due 10/04/2007	50,000,000	$49,980,417
Royal Bank of Scotland PLC
zero coupon due 10/03/2007	70,000,000	69,981,178
Societe Generale North America, Inc.
zero coupon due 10/01/2007	24,642,000	24,642,000
UBS Finance (Delaware) LLC
zero coupon due 10/02/2007	73,400,000	73,330,893

		306,305,417

Diversified Financial Services - 2.43%
General Electric Capital Corp.
zero coupon due 10/09/2007	75,000,000	74,922,000

Financial Services - 7.29%
American Honda Finance Corp.
zero coupon due 10/11/2007	30,000,000	29,956,583
Barclays U.S. Funding, LLC
zero coupon due 10/01/2007	35,000,000	35,000,000
CIT Group, Inc.
zero coupon due 10/15/2007	10,000,000	9,979,545
Dresdner U.S. Finance, Inc.
zero coupon due 10/01/2007	75,000,000	75,000,000
Windmill Funding Corp.
zero coupon due 10/02/2007	40,000,000	39,994,089
Yorktown Capital LLC
zero coupon due 10/23/2007	35,000,000	34,887,494

		224,817,711

Manufacturing - 0.77%
Siemens Capital Company, LLC
zero coupon due 10/03/2007	23,719,000	23,712,095

TOTAL COMMERCIAL PAPER (Cost $664,757,223)		$664,757,223

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.33%
Federal Home Loan Bank - 25.56%
Federal Home Loan Bank Discount Notes
zero coupon due 10/03/2007 to
11/21/2007	789,831,000	787,932,671

Federal Home Loan Mortgage Corp. - 20.13%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 10/01/2007 to
10/29/2007	622,207,000	620,536,681

Federal National Mortgage
Association - 10.64%
Federal National Mortgage Association Discount
Notes
zero coupon due 10/01/2007 to
11/13/2007	328,379,000	327,938,625

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,736,407,977)		$1,736,407,977

Money Market Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 22.54%
U.S. Treasury - 22.54%
U.S. Treasury Bills
zero coupon due 10/25/2007 to
02/28/2008	702,163,000	$694,958,575

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $694,958,575)		$694,958,575

Total Investments (Money Market Trust)
(Cost $3,096,123,775) - 100.43%		$3,096,123,775
Liabilities in Excess of Other Assets - (0.43)%		(13,356,173)

TOTAL NET ASSETS - 100.00%		$3,082,767,602

Money Market Trust B
	Shares or
	Principal
	Amount	Value

COMMERCIAL PAPER - 24.76%

Automobiles - 5.26%
BMW US Capital LLC
zero coupon due 10/02/2007	30,000,000	$29,994,091

Banking - 7.88%
Bank of America Corp.
zero coupon due 10/11/207	15,000,000	14,980,209
Danske Corp.
zero coupon due 10/04/2007	15,000,000	14,993,925
Royal Bank of Scotland PLC
zero coupon due 10/03/2007	15,000,000	14,995,883

		44,970,017

Financial Services - 11.62%
Dresdner U.S. Finance, Inc.
zero coupon due 10/01/207	16,318,000	16,318,000
FRE Discount Notes
zero coupon due 10/02/2007	20,000,000	19,997,278
General Electric Capital Corp.
zero coupon due 10/15/2007	15,000,000	14,972,583
State Street Corp.
zero coupon due 10/04/2007	15,000,000	14,994,000

		66,281,861

TOTAL COMMERCIAL PAPER (Cost $141,245,969)		$141,245,969

U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.43%
Federal Home Loan Bank - 22.30%
Federal Home Loan Bank Discount Notes
zero coupon due 10/03/2007 to
11/21/2007	127,670,000	127,244,962

Federal Home Loan Mortgage Corp. - 16.61%
Federal Home Loan Mortgage Corp. Discount Notes
zero coupon due 10/24/2007 to
10/30/2007	95,088,000	94,771,724

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Money Market Trust B (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association - 11.52%
Federal National Mortgage Association Discount
Notes
zero coupon due 10/10/2007 to
11/07/2007	65,884,000	$65,756,747

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $287,773,433)		$287,773,433

U.S. TREASURY OBLIGATIONS - 23.85%

U.S. Treasury - 23.85%
U.S. Treasury Bills
zero coupon due 10/25/2007 to
02/28/2008	137,500,000	136,102,135

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $136,102,135)		$136,102,135

Total Investments (Money Market Trust B)
(Cost $565,121,537) - 99.04%		$565,121,537
Other Assets in Excess of Liabilities - 0.96%		5,472,380

TOTAL NET ASSETS - 100.00%		$570,593,917

Mutual Shares Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 89.53%

Advertising - 0.41%
WPP Group PLC	84,225	$1,136,688

Aerospace - 0.09%
GenCorp, Inc. *	20,641	246,866

Air Travel - 0.20%
Northwest Airlines Corp. *	31,405	559,009

Aluminum - 0.84%
Alcan Aluminum, Ltd.	19,353	1,936,848
Alcoa, Inc.	10,748	420,462

		2,357,310
Auto Parts - 0.49%
Federal Signal Corp.	37,282	572,652
Lear Corp. *	25,173	808,053

		1,380,705
Automobiles - 1.51%
DaimlerChrysler AG	16,378	1,644,939
General Motors Corp.	70,101	2,572,707

		4,217,646
Banking - 9.21%
ABN AMRO Holdings NV., SADR	400	21,000
ABN AMRO Holdings NV	23,714	1,245,827
Banco Popolare Scarl *	50,945	1,137,931
Centennial Bank Holdings, Inc. *	21,927	140,333

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Danske Bank AS	59,500	$2,409,286
Fortis	94,642	2,778,704
Hudson City Bancorp, Inc.	153,254	2,357,046
Intesa Sanpaolo SpA	237,106	1,825,490
Mitsubishi UFJ Financial Group, Inc.	116,000	1,103,751
Societe Generale	11,200	1,873,955
Sovereign Bancorp, Inc.	49,346	840,856
Sumitomo Mitsui Financial Group, Inc.	154	1,198,730
Swedbank AB - A shares	29,564	983,869
UnionBanCal Corp.	10,866	634,683
US Bancorp	190,198	6,187,141
Wachovia Corp.	20,693	1,037,754

		25,776,356
Broadcasting - 2.06%
Liberty Media Corp. - Capital, Series A *	14,715	1,836,873
News Corp., Class A	179,113	3,938,695

		5,775,568
Building Materials & Construction - 0.34%
Owens Corning, Inc. *	37,928	950,096
Business Services - 0.74%
Alliance Data Systems Corp. *	17,442	1,350,708
H & R Block, Inc.	34,166	723,636

		2,074,344
Cable & Television - 4.32%
Cablevision Systems Corp., Class A *	31,443	1,098,619
Comcast Corp., Special Class A *	83,642	2,004,062
Time Warner Cable, Inc. *	25,519	837,023
Time Warner, Inc.	180,509	3,314,145
Viacom, Inc., Class B *	56,054	2,184,425
Virgin Media, Inc.	109,160	2,649,313

		12,087,587
Cellular Communications - 2.07%
ALLTEL Corp.	22,895	1,595,324
Motorola, Inc.	226,766	4,201,974

		5,797,298
Chemicals - 0.23%
DSM NV	11,909	640,884

Computers & Business Equipment - 1.58%
Dell, Inc. *	118,227	3,263,065
Lexmark International, Inc. *	27,796	1,154,368

		4,417,433
Diversified Financial Services - 0.65%
Keppel Corp., Ltd.	188,083	1,824,695

Drugs & Health Care - 0.56%
Novartis AG	28,265	1,555,683

Electrical Utilities - 2.78%
Constellation Energy Group	39,336	3,374,636
E.ON AG	19,790	3,648,297
Exelon Corp.	7,497	564,974

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
NorthWestern Corp.	6,937	$188,478

		7,776,385
Electronics - 1.34%
Koninklijke (Royal) Philips Electronics NV	36,817	1,656,763
Tyco Electronics, Ltd.	59,520	2,108,794

		3,765,557
Energy - 1.98%
Energy East Corp.	35,526	960,979
RWE AG	15,209	1,907,250
TXU Corp.	39,043	2,673,274

		5,541,503
Financial Services - 3.39%
Bear Stearns Companies, Inc.	3,299	405,150
Cerberus Investors I LLC *	337,200	353,790
Cerberus Investors II LLC *	337,200	353,790
Cerberus Investors III LLC *	168,600	176,895
Citigroup, Inc.	62,782	2,930,036
Legg Mason, Inc.	8,405	708,457
SLM Corp.	68,544	3,404,581
Washington Mutual, Inc.	32,557	1,149,588

		9,482,287
Food & Beverages - 7.68%
Cadbury Schweppes PLC	241,604	2,792,734
Coca-Cola Enterprises, Inc.	92,510	2,240,592
General Mills, Inc.	11,946	692,988
Groupe DANONE	15,404	1,208,957
Kraft Foods, Inc., Class A	63,884	2,204,637
Nestle SA	7,780	3,485,621
Orkla ASA	289,569	5,152,245
Pernod-Ricard SA	12,326	2,681,866
Royal Numico NV	13,592	1,051,286

		21,510,926
Forest Products - 1.29%
Weyerhaeuser Company	49,791	3,599,889
Healthcare Products - 1.48%
Covidien, Ltd. *	46,225	1,918,338
Dade Behring Holdings, Inc.	10,023	765,256
Hillenbrand Industries, Inc.	16,894	929,508
MDS, Inc.	25,324	546,316

		4,159,418
Healthcare Services - 0.63%
Quest Diagnostics, Inc.	30,671	1,771,864

Holdings Companies/Conglomerates - 3.61%
ACE Aviation Holdings, Inc. *	30,289	808,801
Berkshire Hathaway, Inc., Class B *	2,350	9,287,200
Mondi, Ltd.	1,057	10,516

		10,106,517
Homebuilders - 0.06%
Beazer Homes USA, Inc.	21,738	179,338

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants - 1.31%
Hilton Hotels Corp.	64,858	$3,015,249
Wyndham Worldwide Corp.	20,287	664,602

		3,679,851
Industrial Machinery - 0.65%
Linde AG	14,792	1,831,612

Insurance - 5.47%
Alleghany Corp. *	4,007	1,626,842
Allianz AG	7,401	1,724,151
American International Group, Inc.	26,392	1,785,419
Conseco, Inc. *	54,545	872,720
Hartford Financial Services Group, Inc.	7,723	714,764
Nationwide Financial Services, Inc., Class A	1,668	89,772
Old Republic International Corp.	72,606	1,360,636
Prudential Financial, Inc.	11,397	1,112,119
The Travelers Companies, Inc.	15,785	794,617
White Mountains Insurance Group, Ltd.	8,598	4,468,810
Zurich Financial Services AG	2,566	767,701

		15,317,551
International Oil - 2.11%
Royal Dutch Shell PLC, A Shares	69,908	2,878,484
SeaDrill, Ltd., GDR *	70,678	1,583,376
Total SA	17,767	1,440,389

		5,902,249
Internet Software - 0.36%
CheckFree Corp. *	21,862	1,017,457
Liquor - 0.23%
Brown Forman Corp., Class B	8,803	659,433
Manufacturing - 1.66%
Siemens AG	24,694	3,385,298
Tyco International, Ltd.	28,632	1,269,543

		4,654,841
Medical-Hospitals - 0.79%
Community Health Systems, Inc. *	37,180	1,168,939
Tenet Healthcare Corp. *	309,304	1,039,262

		2,208,201
Mining - 0.62%
Anglo American PLC	25,790	1,729,249

Paper - 2.93%
Domtar Corp. *	112,839	925,280
International Paper Company	111,882	4,013,207
MeadWestvaco Corp.	23,614	697,322
Mondi PLC	2,644	25,064
Potlatch Corp.	74	3,332
Temple-Inland, Inc.	48,265	2,540,187

		8,204,392
Petroleum Services - 1.08%
BP PLC	127,751	1,477,994
Transocean, Inc. *	13,740	1,553,307

		3,031,301

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 2.52%
Bristol-Myers Squibb Company	43,333	$1,248,857
Pfizer, Inc.	134,733	3,291,527
Sanofi-Aventis SA	22,426	1,893,348
Valeant Pharmaceuticals International *	39,789	615,934

		7,049,666
Pollution Control - 0.33%
Suez SA	15,964	937,411

Publishing - 0.25%
Dow Jones & Company, Inc.	11,319	675,744
Sun-Times Media Group, Inc. *	6,870	15,595

		691,339
Real Estate - 1.36%
Alexander's, Inc., REIT *	3,725	1,435,987
Archstone-Smith Trust, REIT *	16,848	1,013,239
Link, REIT	202,372	443,855
The St. Joe Company, REIT	12,833	431,317
Ventas, Inc., REIT	11,419	472,747

		3,797,145
Retail Grocery - 1.34%
Carrefour SA	32,305	2,256,602
The Kroger Company	52,919	1,509,250

		3,765,852
Retail Trade - 3.29%
CVS Caremark Corp.	80,776	3,201,153
Home Depot, Inc.	98,602	3,198,649
Wal-Mart Stores, Inc.	64,249	2,804,469

		9,204,271
Semiconductors - 0.64%
LSI Logic Corp. *	243,092	1,803,743

Software - 1.36%
Microsoft Corp.	129,042	3,801,577

Steel - 0.65%
ArcelorMittal	23,118	1,820,623

Telecommunications Equipment &
Services - 1.35%
Chunghwa Telecom Company, Ltd., SADR	2,400	44,356
Embarq Corp.	17,345	964,382
Koninklijke (Royal) KPN NV	36,457	630,826
Telefonica SA	49,630	1,385,169
Verizon Communications, Inc.	16,938	750,015

		3,774,748
Tobacco - 7.55%
Altadis SA, Series A	16,980	1,191,174
Altria Group, Inc.	54,258	3,772,559
British American Tobacco PLC	146,938	5,248,203
Imperial Tobacco Group PLC	82,766	3,781,257
Japan Tobacco, Inc.	369	2,025,039
KT&G Corp.	24,201	1,890,806

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tobacco (continued)
Reynolds American, Inc.	50,893	$3,236,286

		21,145,324
Toys, Amusements & Sporting Goods - 0.83%
Mattel, Inc.	98,571	2,312,476

Transportation - 0.87%
A P Moller- Maersk AS	177	2,424,496

Trucking & Freight - 0.44%
Deutsche Post AG	42,465	1,231,685

TOTAL COMMON STOCKS (Cost $250,774,974)		$250,688,345

TERM LOANS - 0.32%
Financial Services - 0.32%
Cerberus Investors I LLC
12.00% due 07/31/2014	$337,200	353,790
Cerberus Investors II LLC
12.00% due 07/31/2014	168,600	176,895
Cerberus Investors III LLC
12.00% due 07/31/2014	337,200	353,791

		884,476

TOTAL TERM LOANS (Cost $843,000)		$884,476

RIGHTS - 0.17%

Banking - 0.17%
Fortis (Expiration Date: 10/09/2007, Strike
Price: EUR 15.00) *	89,667	475,532

TOTAL RIGHTS (Cost $0)		$475,532

CORPORATE BONDS - 0.08%

Air Travel - 0.01%
Northwest Airlines Corp.
zero coupon due 01/16/2017	$170,000	14,450

Auto Parts - 0.01%
Dana Corp.
5.85% due 01/15/2015 ^	42,000	33,180

Electrical Utilities - 0.05%
Calpine Corp.
8.50% due 07/15/2010 ^ *	69,000	74,520
8.75% due 07/15/2013 ^ *	34,000	37,060
9.875% due 12/01/2011 ^ *	24,000	25,560

		137,140
Leisure Time - 0.01%
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	33,000	27,473

TOTAL CORPORATE BONDS (Cost $226,896)		$212,243

OPTIONS - 0.25%
Call Options - 0.12%
Meadwestvaco Corp.
Expiration 10/05/2007 at $zero *	11,690	344,972

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mutual Shares Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Put Options - 0.13%
Dow Jones Euro Stoxx 50 Index
Expiration 06/20/2008 at $4088.73 *	660	$112,729
S&P 500 Index
Expiration 06/21/2008 at $1250.00 *	6,100	123,830
Expiration 06/21/2008 at $1375.00 *	3,700	128,760

		365,319

TOTAL OPTIONS (Cost $946,954)		$710,291

SHORT TERM INVESTMENTS - 9.81%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007 to
02/22/2008 ****	$27,600,000	$27,478,866

TOTAL SHORT TERM INVESTMENTS
(Cost $27,480,044)		$27,478,866

Total Investments (Mutual Shares Trust)
(Cost $280,271,868) - 100.16%		$280,449,753
Liabilities in Excess of Other Assets - (0.16)%		(445,081)

TOTAL NET ASSETS - 100.00%		$280,004,672

Natural Resources Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.25%
Aluminum - 0.92%
Alcoa, Inc.	274,175	$10,725,726

Coal - 3.42%
CONSOL Energy, Inc.	509,014	23,720,052
Peabody Energy Corp.	338,900	16,223,143

		39,943,195
Crude Petroleum & Natural Gas - 11.06%
Devon Energy Corp.	124,300	10,341,760
EOG Resources, Inc.	515,031	37,252,192
Newfield Exploration Company *	313,948	15,119,736
Noble Energy, Inc.	186,036	13,029,961
Rosneft Oil Company, GDR *	1,360,464	11,563,944
Ultra Petroleum Corp. *	198,400	12,308,736
XTO Energy, Inc.	478,314	29,578,938

		129,195,267
Domestic Oil - 5.21%
Denbury Resources, Inc. *	304,100	13,590,229
Suncor Energy, Inc.	320,293	30,371,808
Western Oil Sands, Inc. *	431,342	16,861,374

		60,823,411
Gas & Pipeline Utilities - 3.15%
Eni SPA, SADR (a)	374,100	27,593,616
Equitable Resources, Inc.	178,540	9,260,870

		36,854,486

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gold - 3.28%
AngloGold Ashanti, Ltd., SADR	275,500	$12,918,195
Barrick Gold Corp.	290,672	11,708,268
Gold Fields, Ltd. (a)	759,657	13,702,279

		38,328,742
Holdings Companies/Conglomerates - 0.02%
Mondi, Ltd. (a)	19,842	197,400

International Oil - 26.22%
BP PLC, ADR	383,073	26,566,113
Canadian Natural Resources, Ltd.	629,067	47,716,009
ConocoPhillips	260,259	22,842,932
EnCana Corp.	589,508	36,394,862
Exxon Mobil Corp.	486,895	45,067,001
Gazprom OAO, SADR	617,600	27,236,160
Lukoil Oil Company, ADR	338,273	28,110,486
Petroleo Brasileiro SA, ADR	397,202	29,988,751
Royal Dutch Shell PLC, ADR	172,931	14,211,470
Talisman Energy, Inc.	1,433,702	28,108,418

		306,242,202
Metal & Metal Products - 16.78%
Alumina, Ltd.	2,837,402	17,936,347
Cameco Corp. (a)	842,778	38,970,055
Companhia Vale Do Rio Doce, ADR *	245,388	8,326,015
Companhia Vale Do Rio Doce, SADR	3,180,096	90,473,731
Vedanta Resources PLC	975,501	40,370,688

		196,076,836
Mining - 8.88%
Anglo American PLC	183,734	12,319,577
Anglo Platinum, Ltd. (a)	196,206	29,720,667
Freeport-McMoRan Copper & Gold, Inc.,
Class B	233,970	24,541,113
Xstrata PLC	561,481	37,132,852

		103,714,209
Paper - 1.09%
Bowater, Inc. (a)	364,500	5,438,340
Mondi PLC	50,498	478,707
Mondi, Ltd.	351	3,488
Smurfit-Stone Container Corp. *	581,700	6,794,256

		12,714,791
Petroleum Services - 12.37%
Baker Hughes, Inc.	205,000	18,525,850
GlobalSantaFe Corp.	189,677	14,419,246
Halliburton Company	440,798	16,926,643
Petro-Canada	276,769	15,856,254
Total SA, ADR	435,638	35,299,747
Valero Energy Corp.	647,034	43,467,744

		144,495,484
Steel - 4.85%
Arcelor Mittal, Class A (a)	429,294	33,639,478

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Steel (continued)
Nucor Corp.	388,100	$23,080,307

		56,719,785

TOTAL COMMON STOCKS (Cost $763,684,977)		$1,136,031,534

PREFERRED STOCKS - 0.22%

Mining - 0.22%
Anglo American Platinum Corp., Ltd. *	46,952	2,578,543

TOTAL PREFERRED STOCKS (Cost $1,014,202)		$2,578,543

SHORT TERM INVESTMENTS - 8.29%
John Hancock Cash Investment Trust (c)	$96,875,263	$96,875,263

TOTAL SHORT TERM INVESTMENTS
(Cost $96,875,263)		$96,875,263

REPURCHASE AGREEMENTS - 2.53%
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/28/2007 at
5.10% to be repurchased at
$29,512,537 on 10/01/2007,
collateralized by $17,802,111
Federal National Mortgage
Association, 5.50% due
10/01/2021 (valued at
$15,525,167, including interest)
and $14,615,000 Federal National
Mortgage Association, 6.00% due
08/01/2037 (valued at
$14,565,803, including interest)	$29,500,000	$29,500,000

TOTAL REPURCHASE AGREEMENTS
(Cost $29,500,000)		$29,500,000

Total Investments (Natural Resources Trust)
(Cost $891,074,442) - 108.29%		$1,264,985,340
Liabilities in Excess of Other Assets - (8.29)%		(96,835,522)

TOTAL NET ASSETS - 100.00%		$1,168,149,818

Overseas Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.80%
Australia - 2.95%
Amcor, Ltd. (a)	104,100	$680,177
Asciano Group *	68,630	545,031
BHP Billiton, Ltd., SADR	6,500	510,900
Brambles, Ltd.	240,711	3,145,555
Foster's Group, Ltd. (a)	262,880	1,519,797
Macquarie Bank, Ltd. (a)	30,920	2,310,451
QBE Insurance Group, Ltd.	68,714	2,056,254
Telstra Corp., Ltd. (a)	334,416	1,290,888
Toll Holdings, Ltd.	69,437	805,955

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Australia (continued)
Woodside Petroleum, Ltd.	28,000	$1,244,448
Woolworths, Ltd.	128,943	3,391,684

		17,501,140
Austria - 0.39%
Raiffeisen International Bank Holding AG (a)	10,500	1,530,212
Wienerberger Baustoffindustrie AG	12,900	804,446

		2,334,658
Belgium - 0.23%
UCB SA	23,431	1,378,541

Bermuda - 0.32%
Li & Fung, Ltd.	449,400	1,914,617

Brazil - 0.68%
Companhia Vale Do Rio Doce, ADR	119,200	4,044,456

Canada - 9.31%
Alcan Aluminum, Ltd.	19,102	1,902,817
Barrick Gold Corp.	272,600	10,980,328
Cameco Corp.	147,500	6,793,455
Canadian Imperial Bank of Commerce	12,900	1,286,698
Canadian National Railway Company	24,700	1,407,390
Canadian Natural Resources, Ltd.	69,400	5,264,131
EnCana Corp.	37,300	2,302,816
Fairfax Financial Holdings, Ltd.	3,900	949,483
Methanex Corp.	57,500	1,444,787
Potash Corp. of Saskatchewan, Inc.	124,000	13,076,545
Research In Motion, Ltd. *	11,700	1,148,095
Rogers Communications, Inc., Class B	27,900	1,268,195
Shaw Communications, Inc.	45,400	1,125,714
Sun Life Financial, Inc.	24,500	1,283,843
Suncor Energy, Inc.	30,700	2,911,130
Teck Cominco, Ltd.	29,600	1,403,114
Toronto Dominion Bank Ontario	10,700	819,565

		55,368,106
China - 0.21%
Industrial & Commercial Bank of China	1,781,000	1,244,757

Denmark - 0.56%
Novo Nordisk AS, Class B	9,900	1,191,759
Novo Nordisk AS	17,680	2,128,312

		3,320,071
Finland - 1.03%
Nokia AB Oyj	40,100	1,519,998
Rautaruukki Oyj	21,600	1,304,905
Stora Enso Oyj, R Shares (a)	54,900	1,066,256
UPM-Kymmene Oyj	92,007	2,218,631

		6,109,790
France - 11.86%
Accor SA	16,900	1,496,009
Air Liquide	26,822	3,579,399
AXA Group SA (a)	53,400	2,382,498
BNP Paribas SA	43,392	4,734,453

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

France (continued)
Bouygues SA	107,984	$9,287,127
Carrefour SA	15,200	1,061,766
Dassault Systemes SA (a)	25,600	1,675,039
Electricite de France	11,700	1,233,489
Groupe DANONE	47,900	3,759,352
Lafarge SA (a)	20,500	3,166,810
L'Oreal SA (a)	46,164	6,038,508
PagesJaunes Groupe SA (a)	31,961	654,821
PSA Peugeot Citroen SA (a)	24,500	2,016,197
Renault Regie Nationale SA	9,300	1,343,695
Rhodia SA *	30,200	1,095,787
Sanofi-Aventis SA (a)	86,142	7,272,664
Schneider Electric SA	28,114	3,541,561
Societe Generale	19,282	3,226,214
Thales SA (a)	400	23,380
Total SA	98,500	7,985,495
Veolia Environnement SA	43,431	3,729,093
Vivendi SA	28,913	1,216,811

		70,520,168
Germany - 5.08%
Allianz AG	20,228	4,712,353
Bayer AG	25,800	2,047,613
Commerzbank AG	23,958	967,062
Continental AG	19,000	2,619,836
DaimlerChrysler AG	73,800	7,412,171
Deutsche Bank AG	19,029	2,445,269
Hypo Real Estate Holding AG (a)	18,600	1,054,646
Infineon Technologies AG * (a)	66,800	1,148,263
SAP AG (a)	56,420	3,292,946
Siemens AG	32,852	4,503,678

		30,203,837
Hong Kong - 2.11%
Bank of East Asia, Ltd.	415,400	2,339,190
China Mobile, Ltd., SADR	2,500	205,100
China Mobile, Ltd.	114,000	1,866,435
China Shenhua Energy Company, Ltd.	305,500	1,840,255
Hang Lung Properties, Ltd.	311,000	1,393,030
Hong Kong & China Gas Company, Ltd.	349,800	816,729
Kerry Properties, Ltd.	189,000	1,457,168
Swire Pacific, Ltd., Class A	213,500	2,591,376

		12,509,283
Ireland - 1.15%
Allied Irish Banks PLC - London	44,900	1,075,046
CRH PLC - London	87,600	3,442,552
Depfa Bank PLC (a)	62,300	1,286,154
Irish Life & Permanent PLC - London	47,400	1,049,988

		6,853,740
Italy - 0.72%
Eni SpA	43,472	1,606,402

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Italy (continued)
Intesa Sanpaolo SpA	343,717	$2,646,293

		4,252,695
Japan - 23.28%
AEON Company, Ltd. (a)	388,300	5,481,048
Canon, Inc. (a)	43,200	2,355,749
Citizen Watch Company, Ltd. (a)	120,000	1,206,471
Daiwa House Industry Company, Ltd.	91,000	1,186,371
East Japan Railway Company (a)	123	969,195
Fanuc, Ltd. (a)	56,700	5,774,543
Fuji Photo Film Company, Ltd.	43,800	2,022,769
Hoya Corp. (a)	107,500	3,664,985
Idemitsu Kosan Company, Ltd. (a)	10,500	1,180,771
Inpex Holdings, Inc. (a)	335	3,437,989
Japan Tobacco, Inc. (a)	161	883,554
JGC Corp. (a)	65,000	1,252,174
JS Group Corp. (a)	38,500	669,012
Kansai Electric Power Company, Ltd. (a)	38,500	878,957
Keyence Corp. (a)	7,800	1,729,866
Millea Holdings, Inc. (a)	25,600	1,028,631
Mitsubishi Corp. (a)	166,200	5,261,506
Mitsubishi Heavy Industries, Ltd. (a)	128,000	836,041
Mitsubishi UFJ Financial Group, Inc. (a)	192,000	1,826,898
Mitsui & Company, Ltd. (a)	53,000	1,286,050
Mizuho Financial Group, Inc. (a)	814	4,637,067
Murata Manufacturing Company, Ltd. (a)	18,700	1,346,634
Nintendo Company, Ltd. (a)	9,200	4,784,832
Nippon Electric Glass Company, Ltd. (a)	99,000	1,592,886
Nippon Telegraph & Telephone Corp.	198	924,735
Nissan Motor Company, Ltd. (a)	257,600	2,578,688
Nomura Holdings, Inc. (a)	54,000	904,540
NTT DoCoMo, Inc. (a)	721	1,028,387
Odakyu Electric Railway Company, Ltd. (a)	155,000	998,913
Oracle Corp. - Japan (a)	18,700	853,844
Orix Corp. (a)	22,730	5,179,388
Rohm Company, Ltd. (a)	13,800	1,218,212
Shimamura Company, Ltd. (a)	9,100	850,800
Shin-Etsu Chemical Company, Ltd. (a)	16,900	1,167,038
SMC Corp. (a)	24,000	3,283,354
SOFTBANK Corp. (a)	573,100	10,566,812
Sony Corp. (a)	63,800	3,090,677
Sumitomo Chemical Company, Ltd.	440,000	3,769,351
Sumitomo Corp. (a)	258,000	4,981,388
Sumitomo Metal Industries, Ltd. (a)	247,000	1,439,294
Sumitomo Mitsui Financial Group, Inc. (a)	1,180	9,185,076
Suzuki Motor Corp. (a)	175,600	5,192,555
Takeda Pharmaceutical Company, Ltd. (a)	31,800	2,234,684
Tokyo Electron, Ltd. (a)	23,800	1,506,906
Tokyo Gas Company, Ltd.	366,000	1,702,992
Tokyu Corp. (a)	144,000	939,294
Toshiba Corp.	595,000	5,552,574
Trend Micro, Inc. (a)	66,500	2,874,456

269

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
UNI Charm Corp. (a)	21,100	$1,293,747
Ushio, Inc. (a)	43,500	790,703
Yahoo Japan Corp. (a)	10,646	4,027,666
Yamada Denki Company, Ltd. (a)	28,520	2,820,250
Yamato Transport Company, Ltd. (a)	144,000	2,157,871

		138,408,194
Luxembourg - 0.26%
SES Global SA	66,400	1,548,283

Mexico - 1.41%
America Movil SA de CV, Series L, ADR	131,300	8,403,200

Netherlands - 5.51%
Aegon NV	48,504	926,172
Akzo Nobel NV (a)	20,000	1,643,600
Fortis	45,000	1,321,207
Heineken Holding NV	22,425	1,281,731
ING Groep NV (a)	196,372	8,691,547
Koninklijke (Royal) KPN NV (a)	153,800	2,661,248
Koninklijke Ahold NV *	71,840	1,082,706
Reed Elsevier NV (a)	60,900	1,153,347
Royal Dutch Shell PLC, A Shares (a)	257,522	10,603,550
Unilever NV (a)	110,500	3,401,407

		32,766,515
Norway - 0.44%
Norske Skogindustrier ASA	32,139	342,631
Telenor ASA (a)	112,000	2,234,909

		2,577,540
Poland - 0.17%
Polski Koncern Naftowy Orlen SA *	8,900	186,119
Polski Koncern Naftowy Orlen, ADR *	20,700	832,140

		1,018,259
Singapore - 1.13%
Capitaland, Ltd. *	837,000	4,595,803
Singapore Telecommunications, Ltd.	444,860	1,204,835
United Overseas Bank, Ltd.	59,072	879,533

		6,680,171
South Africa - 0.45%
Harmony Gold Mining Company, Ltd., SADR *	46,900	558,579
Harmony Gold Mining Company, Ltd. * (a)	63,700	755,101
Sasol, Ltd.	32,100	1,380,464

		2,694,144
South Korea - 1.08%
Samsung Electronics Company, Ltd.	7,167	4,503,114
SK Telecom Company, Ltd., ADR	62,300	1,850,310
SK Telecom Company, Ltd. (a)	370	84,904

		6,438,328
Spain - 2.64%
Banco Bilbao Vizcaya Argentaria SA (a)	218,900	5,116,653
Banco Santander Central Hispano SA	171,800	3,329,334
Grupo Ferrovial SA	10,400	877,592

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Industria de Diseno Textil SA	19,300	$1,296,849
Repsol SA	82,400	2,934,765
Telefonica SA	77,372	2,159,447

		15,714,640
Sweden - 0.91%
Assa Abloy AB - Series B (a)	29,000	598,989
AstraZeneca PLC (a)	1,500	74,820
Atlas Copco AB, Series B, ADR	65,600	1,043,441
Teliasonera AB	412,200	3,707,922

		5,425,172
Switzerland - 8.23%
Adecco SA	17,100	1,008,554
Compagnie Financiere
Richemont AG, Series A	130,899	8,651,097
Credit Suisse Group AG	25,305	1,675,656
Holcim, Ltd.	41,125	4,530,496
Nestle SA	15,030	6,733,790
Nobel Biocare Holding AG, Series BR	6,167	1,665,436
Novartis AG	144,329	7,943,751
Roche Holdings AG	39,984	7,230,584
Swiss Re	66,944	5,946,882
Swisscom AG (a)	7,056	2,676,185
UBS AG	16,258	871,847

		48,934,278
Taiwan - 0.92%
High Tech Computer Corp., ADR (a)	21,190	1,214,187
HON HAI Precision Industry
Company, Ltd., Reg. S, GDR	86,441	1,283,646
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	293,125	2,966,425

		5,464,258
Turkey - 0.17%
Turkcell Iletisim Hizmetleri AS, ADR	22,000	468,160
Turkcell Iletisim Hizmetleri AS	65,000	547,866

		1,016,026
United Kingdom - 14.40%
ARM Holdings PLC	350,700	1,101,029
AstraZeneca Group PLC	58,309	2,911,165
BAE Systems PLC	1,185,100	11,922,973
Barclays PLC	118,800	1,442,250
BHP Billiton PLC	196,500	7,010,403
British Land Company PLC	69,700	1,665,340
Carnival PLC	9,300	442,513
Daily Mail and General Trust PLC	44,700	574,104
HBOS PLC	262,900	4,901,361
HSBC Holdings PLC	130,600	2,408,209
Johnston Press PLC	30,600	202,588
Lloyds TSB Group PLC	160,600	1,776,183
Marks & Spencer Group PLC	86,900	1,090,411
National Grid PLC, ADR	180,100	2,878,539
Premier Foods PLC	219,200	996,524

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Reed Elsevier PLC	186,561	$2,350,454
Reuters Group PLC	172,300	2,258,596
Rio Tinto PLC	31,300	2,697,874
Royal Bank of Scotland Group PLC	737,506	7,893,457
Royal Dutch Shell PLC, B Shares	82,069	3,366,274
SABMiller PLC	202,600	5,749,381
Scottish & Southern Energy PLC	143,400	4,417,291
Standard Chartered PLC	124,400	4,057,726
Tesco PLC	330,800	2,962,236
Vodafone Group PLC	1,136,021	4,087,648
Xstrata PLC	33,333	2,204,437
Yell Group PLC	257,800	2,254,668

		85,623,634
United States - 0.20%
News Corp. (a)	35,498	792,618
UBS AG	7,800	415,350

		1,207,968

TOTAL COMMON STOCKS (Cost $478,358,591)		$581,476,469

PREFERRED STOCKS - 0.21%
Germany - 0.21%
Porsche AG	589	1,247,559

TOTAL PREFERRED STOCKS (Cost $1,107,875)		$1,247,559

RIGHTS - 0.04%
Austria - 0.00%
Raiffeisen International Bank Holding AG
(Expiration Date: 10/03/2007, Strike Price:
EUR 104.00) *	10,500	0
Wienerberger AG (Expiration Date:
10/11/2007, Strike Price EUR 45.00) *	12,900	0

Netherlands - 0.04%
Fortis (Expiration Date: 10/09/2007, Strike
Price: EUR 15.00) *	45,000	238,649

TOTAL RIGHTS (Cost $0)		$238,649

INVESTMENT COMPANIES - 0.49%
United States - 0.49%
iShares MSCI EAFE Index Fund	35,200	2,906,112

TOTAL INVESTMENT COMPANIES (Cost $2,831,151)		$2,906,112

SHORT TERM INVESTMENTS - 32.08%
John Hancock Cash Investment Trust (c)	$190,689,883	$190,689,883

TOTAL SHORT TERM INVESTMENTS
(Cost $190,689,883)		$190,689,883

Overseas Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.84%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$5,010,711 on 10/01/2007,
collateralized by $5,055,000
Federal National Mortgage
Association, 5.625% due
08/21/2012 (valued at $5,111,869,
including interest)	$5,009,000	$5,009,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,009,000)		$5,009,000

Total Investments (Overseas Equity Trust)
(Cost $677,996,500) - 131.46%		$781,567,672
Liabilities in Excess of Other Assets - (31.46)%		(187,031,351

TOTAL NET ASSETS - 100.00%		$594,536,321

The portfolio had the following five top industry concentrations as of
September 30, 2007 (as a percentage of total net assets):
Banking	10.55%
International Oil	5.47%
Insurance	4.88%
Telecommunications Equipment & Services	4.44%
Chemicals	4.31%

Pacific Rim Trust	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.44%
Australia - 11.62%
Australia and New Zealand
Banking Group, Ltd.	70,334 $	1,849,425
BHP Billiton, Ltd.	121,275	4,783,369
Boart Longyear Group *	250,000	526,783
Centennial Coal Company, Ltd.	300,000	990,706
Commonwealth Bank of Australia, Ltd.	43,230	2,158,253
CSL, Ltd.	21,660	2,057,658
Harvey Norman Holding, Ltd.	150,000	791,503
Lihir Gold, Ltd. *	400,000	1,395,311
National Australia Bank, Ltd.	30,000	1,054,717
Oxiana, Ltd.	150,000	515,274
Pacific Brands, Ltd.	325,000	891,990
QBE Insurance Group, Ltd.	69,140	2,069,002
Rio Tinto, Ltd.	12,000	1,149,751
Woodside Petroleum, Ltd.	20,670	918,669

		21,152,411
Bermuda - 0.91%
Cafe de Coral Holdings, Ltd.	424,000	794,599
Cosco Pacific, Ltd.	270,000	854,909

		1,649,508

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cayman Islands - 0.74%
Shimao Property Holdings, Ltd., GDR	440,000	$1,339,383

China - 2.24%
China Life Insurance Company, Ltd.	258,000	1,481,070
Dongfeng Motor Group Company, Ltd.	1,220,000	1,069,370
PetroChina Company, Ltd., Class H	800,000	1,517,778

		4,068,218
Hong Kong - 9.06%
Beijing Enterprises Holdings, Ltd.	46,000	233,871
China Everbright, Ltd. *	250,000	891,334
China Mobile, Ltd.	75,000	1,227,918
China Resource Power Holdings, Ltd.	260,000	804,840
CNPC Hong Kong, Ltd.	1,000,000	634,553
Great Eagle Holdings Ltd *	500,000	1,898,510
Guangzhou Investment Company, Ltd.	4,200,000	1,313,640
Harbin Power Equipment Company, Ltd.	1,000,000	2,504,746
Henderson Land Development Company, Ltd.	145,000	1,150,594
New World Development Company, Ltd.	400,000	1,112,076
Pacific Basin Shipping, Ltd.	208,000	432,103
Qunxing Paper Holdings Co Ltd *	33,000	22,954
Road King Infrastructure, Ltd.	500,000	1,055,443
Shanghai Industrial Holdings, Ltd.	200,000	1,000,097
Shenzhen Investment, Ltd.	700,000	626,187
Sino-Ocean Land Holdings Ltd *	46,500	65,836
Sun Hung Kai Properties, Ltd.	90,000	1,517,521

		16,492,223
India - 1.37%
Corp Bank	123,354	1,213,790
Gujarat NRE Coke Ltd	324,032	710,811
Mahindra & Mahindra, Ltd.	30,000	569,592

		2,494,193
Indonesia - 0.52%
Astra International Tbk PT	446,000	938,819

Japan - 46.50%
Ajinomoto Company, Inc.	173,000	2,166,638
Amada Company, Ltd.	198,000	2,211,098
Asahi Glass Company, Ltd.	130,000	1,746,826
Canon, Inc.	28,200	1,537,780
Chiba Bank, Ltd.	156,000	1,204,801
Chiyoda Corp.	70,000	1,260,219
Credit Saison Company, Ltd.	55,200	1,421,047
Daiwa Securities Group, Inc.	145,000	1,379,631
Fanuc, Ltd.	11,000	1,120,282
Hirose Electric Company, Ltd.	10,600	1,287,894
Honda Motor Company, Ltd.	60,800	2,041,120
Hosiden Corp.	70,000	1,045,921
Ibiden Company, Ltd.	20,800	1,749,313
JAFCO Company, Ltd.	20,300	752,113
Japan General Estate Company, Ltd.	89,000	1,435,084
Japan Securities Finance Company, Ltd.	87,500	841,668
JSR Corp.	59,200	1,449,365

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Kao Corp.	49,000	$1,461,732
KDDI Corp.	445	3,297,443
Keyence Corp.	4,500	998,000
Kissei Pharmaceutical Company, Ltd.	39,000	705,514
Komatsu, Ltd.	94,800	3,182,536
Marui Company, Ltd.	86,000	948,408
Matsushita Electric Industrial Company, Ltd.	88,000	1,649,330
Millea Holdings, Inc.	31,200	1,253,644
Mitsubishi Corp.	128,000	4,052,183
Mitsubishi Estate Company, Ltd.	99,000	2,832,753
Mitsubishi Materials Corp.	356,000	2,210,680
Mitsui O.S.K. Lines, Ltd.	111,000	1,796,582
Mitsui Sumitomo Insurance Company, Ltd.	218,000	2,557,680
Mizuho Financial Group, Inc.	270	1,538,094
Murata Manufacturing Company, Ltd.	39,500	2,844,495
Nippon Telegraph & Telephone Corp.	140	653,853
Obayashi Corp.	110,000	508,958
Sekisui Chemical Company, Ltd.	141,000	1,033,771
Sekisui House, Ltd.	92,000	1,157,001
SFCG Company, Ltd.	4,300	601,731
Shimadzu Corp.	98,000	1,002,331
Sumitomo Bakelite Company, Ltd.	222,000	1,276,239
Sumitomo Electric Industries, Ltd.	109,800	1,747,556
Sumitomo Mitsui Financial Group, Inc.	320	2,490,868
Sumitomo Trust & Banking Company, Ltd.	223,000	1,685,397
Taiyo Nippon Sanso Corp.	211,000	1,893,825
Takashimaya Company, Ltd.	108,000	1,197,600
Takeda Pharmaceutical Company, Ltd.	39,542	2,778,739
The Bank of Yokohama, Ltd.	232,000	1,600,070
THK Company, Ltd.	65,700	1,385,654
Tokuyama Corp.	138,000	2,091,964
Tokyo Electron, Ltd.	27,500	1,741,172
Tokyo Seimitsu Company, Ltd.	20,400	424,039
Toyota Motor Corp.	41,500	2,447,121
UNY Company, Ltd.	104,000	905,410

		84,603,173
Malaysia - 2.82%
IGB Corp., BHD	1,258,400	1,022,969
IOI Properties, BHD	260,500	970,903
Resorts World BHD	800,000	920,323
Telekom Malaysia, BHD	200,000	569,332
Tronoh Consolidated M Berhad	507,500	923,404
UEM World BHD	600,000	718,415

		5,125,346
New Zealand - 0.49%
Telecom Corp. of New Zealand, Ltd.	266,667	901,928

Singapore - 2.46%
Capitaland, Ltd. *	320,000	1,757,057
Frasers Centrepoint Trust *	211,000	221,761
Jaya Holdings, Ltd.	850,000	1,145,321
Keppel Corp., Ltd.	84,000	814,930

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Pacific Rim Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Singapore (continued)
Singapore Telecommunications, Ltd.	200,000	$541,669

		4,480,738
South Korea - 10.19%
Daelim Industrial Company	9,500	1,759,548
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	19,000	1,202,098
GS Engineering & Construction Corp.	9,623	1,671,919
GS Holdings Corp	15,000	853,958
Hana Financial Group, Inc.	20,500	966,590
Hyundai Heavy Industries	1,500	693,329
Hyundai Mobis	8,000	848,823
Kookmin Bank	11,000	915,915
Korea Investment Holdings Company, Ltd.	16,000	1,052,505
LG Petrochemical Company, Ltd.	38,580	1,918,145
Lotte Confectionery Company, Ltd.	558	970,700
Samsung Electronics Company, Ltd.	4,000	2,513,249
Shinhan Financial Group Company, Ltd.	25,500	1,666,284
SK Telecom Company, Ltd.	2,000	458,941
Woongjin Coway Company, Ltd.	32,000	1,050,757

		18,542,761
Taiwan - 8.28%
Advanced Semiconductor Engineering, Inc.	860,949	944,445
AU Optronics Corp.	300,000	517,543
Chi Mei Optoelectronics Corp.	1,727,200	2,005,849
Chinatrust Finance Holding Company, Ltd. *	2,357,622	1,730,199
Formosa Chemicals & Fibre Corp.	280,000	716,409
High Tech Computer Corp.	42,900	629,007
Hon Hai Precision Industry Company, Ltd.	57,047	430,016
Hung Poo Real Estate Development Corp.	698,920	691,746
Inventec Company, Ltd.	1,438,500	899,200
Lite-On Technology Corp.	201,369	314,687
MediaTek, Inc.	72,274	1,302,194
Merry Electronics Company, Ltd.	414,898	1,652,727
Realtek Semiconductor Corp.	300,000	1,360,503
Sincere Navigation Corp.	300,000	670,139
Taiwan Fertilizer Company, Ltd.	500,000	1,207,293

		15,071,957
Thailand - 1.27%
Thai Union Frozen Products PCL	1,369,900	967,223
Thoresen Thai Agencies Pcl *	400,000	676,878
Tisco Bank PCL	754,700	660,569

		2,304,670
United States - 0.97%
China Merchants Bank Company, Ltd.	200,000	879,107
Dah Sing Banking Group, Ltd.	401,200	886,133

		1,765,240

TOTAL COMMON STOCKS (Cost $149,459,429)		$180,930,568

Total Investments (Pacific Rim Trust)
(Cost $149,459,429) - 99.44%	$180,930,568
Other Assets in Excess of Liabilities - 0.56%	1,016,076

TOTAL NET ASSETS - 100.00%	$181,946,644

The portfolio had the following five top industry concentrations as of September 30, 2007 (as a percentage of total net assets):

Banking	8.48%
Electronics	7.63%
Real Estate	7.00%
Chemicals	6.37%
Building Materials & Construction	4.24%

Quantitative All Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.47%

Aerospace - 3.31%
Lockheed Martin Corp.	128,124	$13,900,173
Orbital Sciences Corp., Class A *	50,812	1,130,059

		15,030,232
Aluminum - 0.54%
Century Aluminum Company *	46,775	2,462,704

Apparel & Textiles - 2.32%
Coach, Inc. *	193,412	9,142,585
Wolverine World Wide, Inc.	49,772	1,363,753

		10,506,338
Auto Parts - 1.06%
Lear Corp. *	149,546	4,800,427

Banking - 7.66%
Bank of America Corp.	269,085	13,526,903
Credit Suisse Group-Sponsored ADR	198,645	13,176,123
Deutsche Bank AG	48,466	6,222,550
Franklin Bank Corp. *	199,878	1,838,877

		34,764,453
Biotechnology - 2.74%
Applera Corp.	292,707	10,139,370
Bio-Rad Laboratories, Inc., Class A *	25,546	2,311,913

		12,451,283
Business Services - 3.90%
Cadence Design Systems, Inc. *	275,704	6,117,872
CGI Group, Inc., Class A *	250,216	2,852,462
Computer Sciences Corp. *	63,509	3,550,153
CSG Systems International, Inc. *	104,903	2,229,189
Informatica Corp. *	189,018	2,967,583

		17,717,259
Chemicals - 0.27%
Albemarle Corp.	28,117	1,242,771

Commercial Services - 0.31%
Chemed Corp.	22,827	1,418,926

Computers & Business Equipment - 5.32%
Cisco Systems, Inc. *	306,667	10,153,744

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
EMC Corp. *	217,219	$4,518,155
Foundry Networks, Inc. *	104,548	1,857,818
International Business Machines Corp.	14,161	1,668,166
Juniper Networks, Inc. *	96,056	3,516,610
Radiant Systems, Inc. *	152,361	2,411,875

		24,126,368
Containers & Glass - 0.59%
Ball Corp.	50,193	2,697,874

Cosmetics & Toiletries - 1.47%
Colgate-Palmolive Company	93,338	6,656,866

Crude Petroleum & Natural Gas - 2.18%
Chesapeake Energy Corp.	93,225	3,287,113
Unit Corp. *	136,020	6,583,368

		9,870,481
Electrical Equipment - 2.63%
Cooper Industries, Ltd., Class A	65,403	3,341,439
Emerson Electric Company	161,335	8,586,249

		11,927,688
Electrical Utilities - 0.49%
Public Service Enterprise Group, Inc.	25,530	2,246,385

Energy - 0.85%
Energen Corp.	24,233	1,384,189
Nexen, Inc.	80,355	2,454,042

		3,838,231
Financial Services - 4.81%
Barclays PLC, SADR	55,150	2,681,393
Goldman Sachs Group, Inc.	9,246	2,003,978
Lehman Brothers Holdings, Inc.	59,435	3,668,922
MCG Capital Corp.	169,230	2,435,220
Merrill Lynch & Company, Inc.	154,993	11,047,901

		21,837,414
Food & Beverages - 3.05%
Constellation Brands, Inc., Class A *	96,572	2,338,008
PepsiCo, Inc.	156,888	11,493,615

		13,831,623
Gas & Pipeline Utilities - 0.89%
Suburban Propane Partners, L.P.	90,954	4,038,358

Healthcare Products - 6.12%
DENTSPLY International, Inc.	31,875	1,327,275
Herbalife, Ltd.	56,756	2,580,128
Johnson & Johnson	207,982	13,664,418
NutriSystem, Inc. *	132,099	6,194,122
USANA Health Sciences, Inc. * (a)	91,175	3,988,906

		27,754,849
Healthcare Services - 1.85%
UnitedHealth Group, Inc.	173,377	8,396,648

Holdings Companies/Conglomerates - 0.51%
General Electric Company	27,251	1,128,192

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Holdings Companies/Conglomerates
(continued)
Pearson PLC, SADR	75,909	$1,173,553

		2,301,745
Homebuilders - 0.33%
AMREP Corp. * (a)	55,383	1,484,264

Hotels & Restaurants - 3.62%
Marriott International, Inc., Class A	69,990	3,042,465
McDonald's Corp.	245,622	13,379,031

		16,421,496
Industrial Machinery - 2.50%
Cummins, Inc.	25,081	3,207,609
Gardner Denver, Inc. *	65,361	2,549,079
Robbins & Myers, Inc.	50,893	2,915,660
Terex Corp. *	29,891	2,660,897

		11,333,245
Industrials - 1.48%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	135,915	6,714,201

Insurance - 6.15%
Aspen Insurance Holdings, Ltd.	145,781	4,068,748
CNA Financial Corp.	91,938	3,615,002
RenaissanceRe Holdings, Ltd.	108,050	7,067,550
Safety Insurance Group, Inc.	72,645	2,610,861
W.R. Berkley Corp.	125,520	3,719,158
XL Capital, Ltd., Class A	86,058	6,815,794

		27,897,113
International Oil - 5.24%
ConocoPhillips	151,522	13,299,086
Exxon Mobil Corp.	36,003	3,332,438
Noble Corp.	36,523	1,791,453
Parker Drilling Company *	658,601	5,347,840

		23,770,817
Internet Retail - 0.40%
eBay, Inc. *	45,981	1,794,179

Internet Software - 1.04%
Check Point Software Technologies, Ltd. *	133,882	3,371,149
Vocus, Inc. *	46,107	1,348,168

		4,719,317
Leisure Time - 0.52%
Walt Disney Company	69,142	2,377,793

Manufacturing - 1.44%
Trinity Industries, Inc.	174,625	6,555,422

Mining - 0.47%
Anglo American PLC, ADR	63,617	2,127,989

Petroleum Services - 2.80%
Complete Production Services, Inc. *	103,141	2,112,328
ENSCO International, Inc. (a)	148,494	8,330,513
Superior Energy Services, Inc. *	64,162	2,273,901

		12,716,742

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 1.76%
Abbott Laboratories	21,688	$1,162,911
American Oriental Bioengineering, Inc. * (a)	170,772	1,904,108
Eli Lilly & Company	22,532	1,282,747
Pfizer, Inc.	80,171	1,958,577
Sciele Pharma, Inc. * (a)	65,314	1,699,470

		8,007,813
Publishing - 2.28%
Idearc, Inc. (a)	282,103	8,877,781
McGraw-Hill Companies, Inc.	28,573	1,454,652

		10,332,433
Real Estate - 1.05%
Arbor Realty Trust, Inc., REIT	58,648	1,107,861
First Industrial Realty Trust, Inc., REIT	93,943	3,651,564

		4,759,425
Retail Trade - 1.72%
CVS Caremark Corp.	36,579	1,449,626
Dollar Tree Stores, Inc. *	74,526	3,021,284
NBTY, Inc. *	82,013	3,329,728

		7,800,638
Sanitary Services - 0.69%
Waste Management, Inc.	83,106	3,136,420
Semiconductors - 0.98%
Microsemi Corp. *	65,158	1,816,605
Semtech Corp. *	128,157	2,624,655

		4,441,260
Software - 6.98%
Adobe Systems, Inc. *	51,643	2,254,733
Ansoft Corp. *	55,353	1,825,542
ANSYS, Inc. *	70,427	2,406,491
CIBER, Inc. *	318,926	2,490,812
Magma Design Automation, Inc. *	143,558	2,019,861
Microsoft Corp.	126,094	3,714,729
Nuance Communications, Inc. * (a)	296,145	5,718,560
Oracle Corp. *	160,866	3,482,749
VeriFone Holdings, Inc. *	175,021	7,758,681

		31,672,158
Steel - 1.69%
Gerdau Ameristeel Corp.	530,977	6,350,485
Steel Dynamics, Inc.	28,176	1,315,819

		7,666,304
Telephone - 3.46%
AT&T, Inc.	371,450	15,716,050

TOTAL COMMON STOCKS (Cost $422,416,211)		$451,364,002

SHORT TERM INVESTMENTS - 5.38%
John Hancock Cash Investment Trust (c)	$21,417,880	$21,417,880

Quantitative All Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)

Societe Generale North America, Inc.
5.05% due 10/01/2007	$3,002,000	$3,002,000

TOTAL SHORT TERM INVESTMENTS
(Cost $24,419,880)		$24,419,880

Total Investments (Quantitative All Cap Trust)
(Cost $446,836,091) - 104.85%		$475,783,882
Liabilities in Excess of Other Assets - (4.85)%		(22,024,798)

TOTAL NET ASSETS - 100.00%		$453,759,084

Quantitative Mid Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.48%

Advertising - 0.69%
Omnicom Group, Inc.	6,274	$301,717

Auto Parts - 2.91%
Genuine Parts Company	4,700	235,000
Magna International, Inc., Class A	10,754	1,035,718

		1,270,718
Banking - 1.06%
Sovereign Bancorp, Inc.	17,800	303,312
Wachovia Corp.	3,200	160,480

		463,792
Biotechnology - 1.43%
Applera Corp.	18,100	626,984

Building Materials & Construction - 0.72%
Lennox International, Inc.	9,270	313,326

Business Services - 4.59%
Cadence Design Systems, Inc. *	31,600	701,204
CGI Group, Inc., Class A *	40,200	458,280
URS Corp. *	15,000	846,750

		2,006,234
Chemicals - 2.04%
Airgas, Inc.	4,600	237,498
OM Group, Inc. *	12,400	654,844

		892,342
Computers & Business Equipment - 2.21%
Cognizant Technology Solutions Corp.,
Class A *	7,100	566,367
Juniper Networks, Inc. *	10,869	397,914

		964,281
Containers & Glass - 1.76%
Pactiv Corp. *	26,800	768,088

Crude Petroleum & Natural Gas - 3.00%
Sunoco, Inc.	4,500	318,510
Unit Corp. *	12,100	585,640

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
XTO Energy, Inc.	6,600	$408,144

		1,312,294
Electrical Equipment - 1.90%
AMETEK, Inc.	19,200	829,824

Electrical Utilities - 2.64%
Alliant Energy Corp.	10,500	402,360
Xcel Energy, Inc.	35,000	753,900

		1,156,260
Electronics - 5.01%
Amphenol Corp., Class A	12,604	501,135
Dolby Laboratories, Inc., Class A *	13,400	466,588
Thomas & Betts Corp. *	15,135	887,516
Trimble Navigation, Ltd. *	8,500	333,285

		2,188,524
Financial Services - 2.60%
AllianceBernstein Holding LP *	7,400	651,718
Legg Mason, Inc.	5,755	485,089

		1,136,807
Food & Beverages - 1.81%
McCormick & Company, Inc.	22,040	792,779

Gas & Pipeline Utilities - 4.35%
AGL Resources, Inc.	21,200	839,944
ONEOK, Inc.	7,100	336,540
Suburban Propane Partners, L.P.	16,300	723,720

		1,900,204
Healthcare Products - 2.39%
DENTSPLY International, Inc.	8,900	370,596
Herbalife, Ltd.	9,680	440,053
Smith & Nephew PLC (a)	3,800	232,712

		1,043,361
Healthcare Services - 4.08%
athenahealth, Inc. * (a)	1,900	64,429
Coventry Health Care, Inc. *	12,700	790,067
Laboratory Corp. of America Holdings *	5,277	412,820
WellCare Health Plans, Inc. *	4,900	516,607

		1,783,923
Hotels & Restaurants - 2.97%
Darden Restaurants, Inc.	16,100	673,946
Sonic Corp. *	12,500	292,500
Wyndham Worldwide Corp.	10,085	330,385

		1,296,831
Industrial Machinery - 2.75%
CNH Global NV	4,191	254,561
Crane Company	11,251	539,711
Gardner Denver, Inc. *	10,500	409,500

		1,203,772
Insurance - 8.57%
American Financial Group, Inc.	28,470	811,964

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Arch Capital Group, Ltd. *	5,321	$395,936
Aspen Insurance Holdings, Ltd.	35,752	997,838
Axis Capital Holdings, Ltd.	21,700	844,347
RenaissanceRe Holdings, Ltd.	10,661	697,336

		3,747,421
International Oil - 1.10%
Nabors Industries, Ltd. *	15,700	483,089

Life Sciences - 0.54%
Waters Corp. *	3,535	236,562

Manufacturing - 2.86%
Snap-on, Inc.	9,300	460,722
Trinity Industries, Inc.	20,997	788,227

		1,248,949
Metal & Metal Products - 0.89%
Crown Holdings, Inc. *	17,159	390,539

Office Furnishings & Supplies - 2.93%
Avery Dennison Corp.	8,600	490,372
IKON Office Solutions, Inc.	61,700	792,845

		1,283,217
Petroleum Services - 4.30%
Complete Production Services, Inc. *	8,335	170,701
ENSCO International, Inc.	18,000	1,009,800
Tesoro Corp.	5,078	233,689
Tidewater, Inc.	7,400	465,016

		1,879,206
Pharmaceuticals - 1.36%
Celgene Corp. *	3,585	255,646
Schering-Plough Corp.	5,800	183,454
Shire Pharmaceuticals Group PLC, ADR	2,100	155,358

		594,458
Publishing - 2.32%
Idearc, Inc.	32,300	1,016,481

Railroads & Equipment - 0.83%
Canadian Pacific Railway, Ltd.	5,178	363,962

Real Estate - 4.31%
Hospitality Properties Trust, REIT	26,500	1,077,225
iStar Financial, Inc., REIT	23,700	805,563

		1,882,788
Retail Trade - 4.01%
Cabela's, Inc. * (a)	17,600	416,240
Dick's Sporting Goods, Inc. *	7,567	508,124
Dollar Tree Stores, Inc. *	20,500	831,070

		1,755,434
Sanitary Services - 2.83%
Republic Services, Inc.	30,300	991,113
Stericycle, Inc. *	4,313	246,531

		1,237,644

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors - 1.83%
Intersil Corp., Class A	13,365	$446,792
Microsemi Corp. *	12,600	351,288

		798,080
Software - 4.18%
ANSYS, Inc. *	12,625	431,396
Nuance Communications, Inc. * (a)	33,100	639,161
VeriFone Holdings, Inc. *	17,100	758,043

		1,828,600
Telecommunications Equipment &
Services - 1.25%
Amdocs, Ltd. *	14,735	547,995

Telephone - 0.44%
AT&T, Inc.	4,500	190,395
Toys, Amusements & Sporting Goods - 2.02%
Hasbro, Inc.	19,700	549,236
Marvel Entertainment, Inc. *	14,267	334,418

		883,654

TOTAL COMMON STOCKS (Cost $40,753,523)		$42,620,535

SHORT TERM INVESTMENTS - 3.84%

John Hancock Cash Investment Trust (c)	$1,358,757	$1,358,757
Societe Generale North America, Inc.
5.05% due 10/01/2007	323,000	323,000

TOTAL SHORT TERM INVESTMENTS
(Cost $1,681,757)		$1,681,757

Total Investments (Quantitative Mid Cap Trust)
(Cost $42,435,280) - 101.32%		$44,302,292
Liabilities in Excess of Other Assets - (1.32)%		(579,300)

TOTAL NET ASSETS - 100.00%		$43,722,992

Quantitative Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.68%

Advertising - 2.17%
Omnicom Group, Inc.	368,000	$17,697,120

Aerospace - 1.29%
Lockheed Martin Corp.	96,800	10,501,832

Apparel & Textiles - 0.72%
Coach, Inc. *	124,900	5,904,023

Banking - 8.97%
Bank of America Corp.	125,000	6,283,750
Credit Suisse Group-Sponsored ADR	355,415	23,574,677
Deutsche Bank AG	102,004	13,096,294
Wachovia Corp.	601,900	30,185,285

		73,140,006

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology - 0.82%
Applera Corp.	191,800	$6,643,952

Business Services - 0.68%
CSG Systems International, Inc. *	260,800	5,542,000

Chemicals - 0.79%
Praxair, Inc.	77,000	6,449,520

Computers & Business Equipment - 2.29%
EMC Corp. *	334,400	6,955,520
Juniper Networks, Inc. *	320,300	11,726,183

		18,681,703
Construction Materials - 0.47%
Sherwin-Williams Company	58,237	3,826,753

Containers & Glass - 0.66%
Sealed Air Corp.	211,500	5,405,940

Cosmetics & Toiletries - 2.71%
Kimberly-Clark Corp.	314,280	22,081,313

Crude Petroleum & Natural Gas - 2.40%
Unit Corp. *	301,800	14,607,120
W&T Offshore, Inc.	205,102	5,000,387

		19,607,507
Domestic Oil - 1.03%
St. Mary Land & Exploration Company	235,300	8,393,151

Electrical Equipment - 0.92%
Cooper Industries, Ltd., Class A	146,600	7,489,794

Electrical Utilities - 2.27%
Public Service Enterprise Group, Inc.	210,500	18,521,895

Energy - 2.84%
Energen Corp.	323,900	18,501,168
Nexen, Inc. (a)	151,500	4,626,810

		23,127,978
Financial Services - 10.01%
Barclays PLC, SADR	235,900	11,469,458
CIT Group, Inc.	117,708	4,731,862
Citigroup, Inc.	127,800	5,964,426
E*TRADE Financial Corp. *	1,122,300	14,657,238
Legg Mason, Inc.	102,222	8,616,292
Lehman Brothers Holdings, Inc.	150,258	9,275,426
Merrill Lynch & Company, Inc.	251,900	17,955,432
Morgan Stanley	143,100	9,015,300

		81,685,434
Food & Beverages - 2.99%
Coca-Cola Enterprises, Inc.	161,900	3,921,218
McCormick & Company, Inc.	568,000	20,430,960

		24,352,178
Gas & Pipeline Utilities - 2.53%
AGL Resources, Inc.	92,500	3,664,850
Eni SPA, SADR (a)	177,400	13,085,024
UGI Corp.	151,000	3,922,980

		20,672,854

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 1.88%
Baxter International, Inc.	166,000	$9,342,480
DENTSPLY International, Inc.	144,600	6,021,144

		15,363,624
Holdings Companies/Conglomerates - 4.68%
General Electric Company	921,300	38,141,820

Hotels & Restaurants - 0.61%
Yum! Brands, Inc.	147,800	5,000,074

Insurance - 11.19%
Ambac Financial Group, Inc.	215,235	13,540,434
American Financial Group, Inc.	355,500	10,138,860
Axis Capital Holdings, Ltd.	285,033	11,090,634
CNA Financial Corp.	208,820	8,210,802
Genworth Financial, Inc., Class A	373,700	11,483,801
ING Groep NV, SADR	98,500	4,364,535
RenaissanceRe Holdings, Ltd.	106,700	6,979,247
The Travelers Companies, Inc.	152,220	7,662,755
W.R. Berkley Corp.	302,017	8,948,764
XL Capital, Ltd., Class A	112,189	8,885,369

		91,305,201
International Oil - 5.64%
Chevron Corp.	22,360	2,092,449
ConocoPhillips	41,163	3,612,877
Exxon Mobil Corp.	263,800	24,417,328
Nabors Industries, Ltd. *	252,264	7,762,163
Sasol, Ltd., SADR	189,757	8,157,653

		46,042,470
Internet Retail - 0.86%
eBay, Inc. *	180,200	7,031,404

Internet Software - 0.59%
Check Point Software Technologies, Ltd. *	190,596	4,799,207

Leisure Time - 0.60%
Walt Disney Company	142,400	4,897,136

Manufacturing - 1.43%
Trinity Industries, Inc.	310,700	11,663,678

Medical-Hospitals - 0.43%
VCA Antech, Inc. *	83,900	3,502,825

Metal & Metal Products - 0.34%
Reliance Steel & Aluminum Company	49,091	2,775,605

Mining - 0.30%
Alliance Resource Partners LP	73,800	2,474,514

Petroleum Services - 3.15%
ENSCO International, Inc.	251,200	14,092,320
Tesoro Corp.	53,500	2,462,070
Valero Energy Corp.	136,000	9,136,480

		25,690,870
Pharmaceuticals - 2.51%
Eli Lilly & Company	189,600	10,793,928
Pfizer, Inc.	396,600	9,688,938

		20,482,866

Quantitative Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Publishing - 1.90%
Idearc, Inc.	227,041	$7,144,980
McGraw-Hill Companies, Inc.	54,200	2,759,322
Meredith Corp.	98,200	5,626,860

		15,531,162
Real Estate - 2.55%
Hospitality Properties Trust, REIT	135,000	5,487,750
iStar Financial, Inc., REIT	451,500	15,346,485

		20,834,235
Retail Trade - 1.28%
Dollar Tree Stores, Inc. *	257,100	10,422,834

Sanitary Services - 1.79%
Waste Management, Inc.	387,200	14,612,928

Software - 2.61%
Nuance Communications, Inc. * (a)	560,500	10,823,255
VeriFone Holdings, Inc. *	235,200	10,426,416

		21,249,671
Steel - 0.67%
Steel Dynamics, Inc.	116,070	5,420,469

Telephone - 5.16%
AT&T, Inc.	793,098	33,555,977
CenturyTel, Inc.	51,600	2,384,952
Qwest Communications International, Inc. *	671,600	6,151,856

		42,092,785
Tobacco - 0.62%
Altria Group, Inc.	72,527	5,042,802

Toys, Amusements & Sporting Goods - 1.33%
Mattel, Inc.	460,900	10,812,714

TOTAL COMMON STOCKS (Cost $788,864,102)		$804,915,847

SHORT TERM INVESTMENTS - 4.51%

John Hancock Cash Investment Trust	$20,124,435	$20,124,435
Societe Generale North America, Inc.
5.05% due 10/01/2007	16,688,000	16,688,000

TOTAL SHORT TERM INVESTMENTS
(Cost $36,812,435)		$36,812,435

Total Investments (Quantitative Value Trust)
(Cost $825,676,537) - 103.19%		$841,728,282

Liabilities in Excess of Other Assets - (3.19)%		(26,016,273)

TOTAL NET ASSETS - 100.00%		$815,712,009

Real Estate Securities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.55%

Hotels & Restaurants - 1.63%
Starwood Hotels & Resorts Worldwide, Inc.	199,141	$12,097,816

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate - 97.92%
AMB Property Corp., REIT	296,340	$17,724,095
Apartment Investment & Management
Company, Class A, REIT	492,445	22,224,043
Archstone-Smith Trust, REIT	304,536	18,314,795
Avalon Bay Communities, Inc., REIT	340,499	40,199,312
BioMed Realty Trust, Inc., REIT	136,139	3,280,950
Boston Properties, Inc., REIT (a)	214,350	22,270,965
BRE Properties, Inc., Class A, REIT	272,340	15,231,976
Digital Realty Trust, Inc., REIT	204,579	8,058,367
Douglas Emmett, Inc., REIT	569,500	14,083,735
Entertainment Properties Trust, REIT	116,394	5,912,815
Equity Lifestyle Properties, Inc., REIT	202,878	10,509,080
Equity Residential, REIT	181,684	7,696,134
Essex Property Trust, Inc., REIT	124,607	14,650,045
Extra Space Storage, Inc., REIT	92,500	1,423,575
Federal Realty Investment Trust, REIT	280,683	24,868,514
FelCor Lodging Trust, Inc., REIT	448,343	8,935,476
General Growth Properties, Inc., REIT	815,519	43,728,129
Healthcare Realty Trust, Inc., REIT	183,000	4,878,780
Host Hotels & Resorts, Inc., REIT	1,655,344	37,145,919
Kilroy Realty Corp., REIT	98,350	5,962,960
Kite Realty Group Trust, REIT	145,950	2,743,860
LaSalle Hotel Properties, REIT	306,050	12,878,584
LTC Properties, Inc., REIT	293,085	6,937,322
Mack-California Realty Corp., REIT	133,794	5,498,933
Nationwide Health Properties, Inc., REIT (a)	403,031	12,143,324
Parkway Properties, Inc., REIT	126,050	5,563,847
Post Properties, Inc., REIT (a)	200,600	7,763,220
ProLogis, REIT	746,565	49,534,588
Public Storage, Inc., REIT	285,530	22,456,934
Regency Centers Corp., REIT	379,872	29,155,176
Saul Centers, Inc., REIT	81,150	4,179,225
Senior Housing Properties Trust, REIT	460,650	10,161,939
Simon Property Group, Inc., REIT	704,129	70,412,900
SL Green Realty Corp., REIT	297,830	34,777,609
Tanger Factory Outlet Centers, Inc., REIT	283,050	11,489,000
Taubman Centers, Inc., REIT	141,650	7,755,338
The Macerich Company, REIT	279,620	24,489,120
Ventas, Inc., REIT	539,500	22,335,300
Vornado Realty Trust, REIT	503,100	55,013,985
Washington Real Estate Investment Trust,
REIT (a)	200,610	6,656,240

		729,046,109

TOTAL COMMON STOCKS (Cost $703,401,342)		$741,143,925

SHORT TERM INVESTMENTS - 11.43%
John Hancock Cash Investment Trust (c)	$85,067,576	$85,067,576

TOTAL SHORT TERM INVESTMENTS
(Cost $85,067,576)		$85,067,576

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.61%

Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$4,554,556 on 10/01/2007,
collateralized by $4,040,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at $4,646,000,
including interest)	$4,553,000	$4,553,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,553,000)		$4,553,000

Total Investments (Real Estate Securities Trust)
(Cost $793,021,918) - 111.59%		$830,764,501
Liabilities in Excess of Other Assets - (11.59)%		(86,269,405)

TOTAL NET ASSETS - 100.00%		$744,495,096

Real Estate Equity Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.62%

Hotels & Restaurants - 4.13%
Hilton Hotels Corp.	132,200	$6,145,978
Marriott International, Inc., Class A	122,900	5,342,463

		11,488,441
Paper - 1.69%
Plum Creek Timber Company, Inc.	105,200	4,708,752

Real Estate - 89.80%
Alexandria Real Estate Equities, Inc., REIT	47,400	4,562,724
AMB Property Corp., REIT	158,260	9,465,531
Avalon Bay Communities, Inc., REIT	72,380	8,545,183
Boston Properties, Inc., REIT	82,430	8,564,477
Brandywine Realty Trust, REIT	144,200	3,649,702
BRE Properties, Inc., Class A, REIT	117,630	6,579,046
Brookfield Properties Corp. (a)	307,250	7,650,525
Camden Property Trust, REIT	138,100	8,872,925
CBL & Associates Properties, Inc., REIT	168,000	5,888,400
Cousins Properties, Inc., REIT	139,200	4,086,912
DCT Industrial Trust, Inc., REIT	421,200	4,409,964
Developers Diversified Realty Corp., REIT	96,700	5,402,629
Douglas Emmett, Inc., REIT	178,700	4,419,251
Duke Realty Corp., REIT	163,660	5,533,345
EastGroup Properties, Inc., REIT	118,600	5,367,836
Equity One, Inc., REIT	214,000	5,820,800
Equity Residential, REIT	254,210	10,768,336
Essex Property Trust, Inc., REIT	77,680	9,132,837
Federal Realty Investment Trust, REIT	55,510	4,918,186
General Growth Properties, Inc., REIT	198,660	10,652,149
Highwoods Properties, Inc., REIT	96,100	3,523,987
Host Hotels & Resorts, Inc., REIT	436,890	9,803,812
Kilroy Realty Corp., REIT	82,920	5,027,440

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Kimco Realty Corp., REIT	159,600	$7,215,516
LaSalle Hotel Properties, REIT	149,170	6,277,074
Mack-California Realty Corp., REIT	135,250	5,558,775
Mitsubishi Estate Company, Ltd.	163,000	4,664,028
ProLogis, REIT	144,390	9,580,276
Public Storage, Inc., REIT	46,580	3,663,517
Regency Centers Corp., REIT	90,440	6,941,270
Simon Property Group, Inc., REIT	172,080	17,208,000
SL Green Realty Corp., REIT	49,220	5,747,419
The Macerich Company, REIT	123,430	10,809,999
The St. Joe Company, REIT (a)	102,400	3,441,664
Vornado Realty Trust, REIT	93,500	10,224,225
Weingarten Realty Investors, REIT	137,900	5,717,334

		249,695,094

TOTAL COMMON STOCKS (Cost $257,943,484)		$265,892,287

CORPORATE BONDS - 2.74%

Real Estate - 2.74%
Alexandria Real Estate Equities, Inc., REIT
3.70% due 01/15/2027	2,963,000	2,888,925
BRE Properties, Inc.
4.125% due 08/15/2026	2,175,000	2,203,580
Kilroy Realty L.P.
3.25% due 04/15/2012	2,800,000	2,524,656

		7,617,161

TOTAL CORPORATE BONDS (Cost $7,931,400)		$7,617,161

SHORT TERM INVESTMENTS - 4.07%
John Hancock Cash Investment Trust	$11,308,199	$11,308,199

TOTAL SHORT TERM INVESTMENTS
(Cost $11,308,199)		$11,308,199

REPURCHASE AGREEMENTS - 1.37%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$3,813,302 on 10/01/2007,
collateralized by $3,740,000
Federal Home Loan Mortgage
Corp., 5.55% due 10/04/2016
(valued at $3,889,600, including
interest)	$3,812,000	$3,812,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,812,000)		$3,812,000

Total Investments (Real Estate Equity Trust)
(Cost $280,995,083) - 103.80%		$288,629,647
Liabilities in Excess of Other Assets - (3.80)%		(10,553,048)

TOTAL NET ASSETS - 100.00%		$278,076,599

Real Return Bond Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 101.04%

Treasury Inflation Protected
Securities (d) - 101.04%
0.875% due 04/15/2010 (g)		$123,520,500	$119,419,249
1.625% due 01/15/2015 (g)		33,553,520	32,101,290
1.875% due 07/15/2013 to 07/15/2015 (g)		159,072,280	155,313,289
2.00% due 04/15/2012 to 01/15/2026 (g)		272,138,891	265,784,244
2.375% due 01/15/2017 to 01/15/2027 (g)		197,446,608	199,351,507
2.50% due 07/15/2016 (g)		61,286,785	62,426,351
2.625% due 07/15/2017 (g)		6,222,320	6,413,849
3.00% due 07/15/2012 (g)		36,501,142	37,989,695
3.375% due 01/15/2012 to 04/15/2032 (g)		18,279,240	21,431,006
3.50% due 01/15/2011 (g)		72,423,666	75,580,903
3.625% due 04/15/2028 (g)		73,175,107	89,136,427
3.875% due 01/15/2009 to 04/15/2029 (g)		65,201,310	78,683,790
4.25% due 01/15/2010 (g)		53,408,592	55,933,003

			1,199,564,603

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,196,629,035)			$ 1,199,564,603

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.34%

Federal Home Loan Mortgage Corp. - 2.69%
4.559% due 01/01/2034 ***		402,212	406,135
5.00% due 06/01/2037 to 08/01/2037 ***		17,798,226	16,984,288
6.00% due 03/01/2037 to 09/01/2037 ***		14,500,000	14,517,154

			31,907,577
Federal National Mortgage
Association - 30.32%
4.536% due 07/01/2035 ***		3,475,834	3,470,643
4.6930% due 01/01/2035 ***		428,595	423,785
5.00% due 05/01/2036 to 06/01/2036 ***		8,899,113	8,488,624
5.50% due 01/01/2037 to 09/01/2037 ***		111,399,222	109,134,424
5.50% TBA **		189,700,000	185,787,437
6.00% due 04/01/2021 to 11/01/2036 ***		3,731,179	3,732,813
6.00% TBA **		44,500,000	44,555,625
6.133% due 03/01/2044 to 09/01/2044 ***		4,146,554	4,173,390
6.183% due 10/01/2044 (b)***		162,349	163,775

			359,930,516
Government National Mortgage
Association - 4.33%
5.50% due 08/15/2037 ***		5,899,500	5,817,964
6.00% due 10/15/2028 to 08/15/2037 ***		8,499,980	8,555,624
6.50% due 01/15/2036 to 09/15/2037 ***		36,300,108	37,118,170

			51,491,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $441,699,448)			$ 443,329,851

FOREIGN GOVERNMENT OBLIGATIONS - 3.74%

Japan - 3.29%
Government of Japan
0.80% due 12/10/2015 ***	JPY	630,630,000	5,322,346
1.10% due 12/10/2016 ***		1,065,720,000	9,165,860
1.20% due 06/10/2017 ***		2,841,320,000	24,518,679

			39,006,885

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

United Kingdom - 0.45%
United Kingdom Gilt Inflation Linked, Series 8MO
2.50% due 05/20/2009 ***	GBP	1,000,000	$5,347,151

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $43,659,441)			$44,354,036

CORPORATE BONDS - 19.52%

Automobiles - 0.43%
DaimlerChrysler N.A. Holding Corp., Series MTN
6.05313% due 03/13/2009 (b)***		$5,100,000	5,066,518

Banking - 6.82%
Bank of America Corp.
5.37% due 11/06/2009 (b)***		700,000	696,958
Bank of America Corp., Series MTNJ
5.67% due 02/17/2009 (b)***		2,100,000	2,102,346
Bank of America NA, Series BKNT
5.64625% due 12/18/2008 (b)***		700,000	699,379
Bank of Ireland, Series MTN
5.6075% due 12/19/2008 (b)***		6,400,000	6,394,963
5.69625% due 12/18/2009 (b)***		900,000	897,062
Barclays Bank, PLC
7.434% due 09/29/2049 (b)***		700,000	743,875
Charter One Bank N.A., Series BKNT
5.41% due 04/24/2009 (b)***		5,900,000	5,861,638
Commonwealth Bank of Australia
5.86% due 06/08/2009 (b)***		300,000	299,746
Credit Agricole SA
5.505% due 05/28/2009 (b)***		5,500,000	5,503,339
DnB NORBank ASA
5.43% due 10/13/2009 (b)***		900,000	900,175
Export-Import Bank of Korea, Series 97
5.58% due 10/04/2011 (b)***		1,200,000	1,200,418
Fortis Bank
5.265% due 06/30/2008 (b)***		5,400,000	5,400,967
5.30% due 09/30/2008 (b)***		10,500,000	10,500,903
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***		1,600,000	1,590,525
5.50% due 05/21/2008 (b)***		1,100,000	1,099,395
Nordea Bank Finland PLC, Series YCD
5.07125% due 03/31/2008 (b)***		300,000	299,813
5.307% due 05/28/2008 ***		3,100,000	3,099,408
5.307% due 04/09/2009 ***		5,200,000	5,190,749
5.6825% due 12/01/2008 (b)***		5,600,000	5,590,530
Royal Bank of Scotland Group, PLC
5.41% due 07/21/2008 (b)***		300,000	299,746
7.091% due 10/29/2049 ***	EUR	500,000	733,009
Santander US Debt SA Unipersonal
5.2975% due 09/19/2008 (b)***		$400,000	399,665
5.72875% due 11/20/2009 ***		4,700,000	4,681,623
Skandinaviska Enskilda Banken AB, Series YCD
5.49% due 02/13/2009 (b)***		900,000	898,584
Unicredit Luxembourg Finance SA
5.41% due 10/24/2008 (b)***		1,300,000	1,300,560
Unicredito Italiano, Series YCD
5.35% due 05/06/2008 (b)***		1,100,000	1,098,858

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Unicredito Italiano, Series YCD (continued)
5.50563% due 05/29/2008 (b)***		$4,100,000	$4,108,978
Wachovia Bank NA, Series BKNT
5.49438% due 02/23/2009 (b)***		2,400,000	2,396,470
5.69125% due 12/02/2010 (b)***		1,700,000	1,689,989
Westpac Banking Corp., Series DPNT
5.7575% due 06/06/2008 (b)***		4,700,000	4,695,676
World Savings Bank FSB, Series BKNT
5.39625% due 05/08/2009 (b)***		300,000	300,199
5.6375% due 06/20/2008 (b)***		300,000	300,182

			80,975,728
Cable & Television - 0.46%
CSC Holdings, Inc.
7.875% due 12/15/2007 ***		1,600,000	1,602,000
Echostar DBS Corp.
7.00% due 10/01/2013 ***		3,800,000	3,885,500

			5,487,500
Cellular Communications - 0.40%
America Movil SAB de CV
5.30% due 06/27/2008 (b)***		4,800,000	4,794,960

Crude Petroleum & Natural Gas - 0.38%
Chesapeake Energy Corp.
2.50% due 05/15/2037 ***		4,400,000	4,495,744

Diversified Financial Services - 0.12%
General Electric Capital Corp., Series MTN
5.39% due 10/26/2009 (b)***		800,000	795,830
5.74375% due 12/12/2008 (b)***		600,000	598,846

			1,394,676
Financial Services - 9.35%
Abbey National Treasury Services PLC, Series YCD
5.67% due 07/02/2008 (b)***		4,100,000	4,100,886
American Express Bank FSB, Series BKNT
6.00% due 09/13/2017 ***		2,700,000	2,686,397
American Express Centurion Bank, Series BKN1
6.00% due 09/13/2017 ***		2,600,000	2,586,901
American Express Centurion Bank, Series BKNT
5.81875% due 05/07/2008 (b)***		400,000	399,320
Atlas Reinsurance PLC
7.7167% due 01/10/2010 (b)***	EUR	8,900,000	12,767,903
Barclays Bank, PLC
5.45% due 09/12/2012 ***		$7,300,000	7,309,636
C10 Capital SPV, Ltd.
6.722% due 12/31/2049 (b)***		400,000	383,560
Calabash Re, Ltd.
14.09438% due 01/08/2010 (b)***		300,000	308,490
Caylon NY
5.34% due 01/16/2009 ***		4,100,000	4,101,406
Citigroup Funding, Inc., Series MTN
5.13625% due 04/23/2009 (b)***		5,300,000	5,292,670
Citigroup, Inc.
5.22813% due 12/28/2009 (b)***		4,900,000	4,881,013
5.24% due 12/26/2008 (b)***		1,000,000	999,367
5.40% due 01/30/2009 (b)***		700,000	699,484
5.40866% due 05/02/2008 (b)***		700,000	700,116

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
East Lane Re Ltd.
12.35625% due 05/06/2011 (b)***		$300,000	$299,967
Ford Motor Credit Company
7.25% due 10/25/2011 ***		2,150,000	2,014,795
7.80% due 06/01/2012 ***		150,000	142,695
General Electric Capital Corp.
5.50% due 09/15/2067 (b)***	EUR	5,400,000	7,456,768
5.66125% due 03/04/2008 (b)***		$2,100,000	2,099,204
General Electric Capital Corp., Series MTN
5.36% due 10/24/2008 (b)***		700,000	697,448
Goldman Sachs Group, Inc.
5.25% due 12/23/2008 (b)***		4,800,000	4,784,534
5.49813% due 06/28/2010 (b)***		3,500,000	3,487,432
6.75% due 10/01/2037 ***		700,000	702,449
Goldman Sachs Group, Inc., Series MTNB
5.30% due 12/22/2008 (b)***		4,800,000	4,785,413
JP Morgan Chase & Company, Series 1
5.17875% due 06/26/2009 (b)***		500,000	499,673
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027 ***		500,000	511,944
Lehman Brothers Holdings, Inc., Series MTN
5.17875% due 11/24/2008 (b)***		300,000	296,561
5.26% due 12/23/2008 (b)***		4,800,000	4,746,566
6.20% due 09/26/2014 ***		200,000	200,792
Longpoint Re, Ltd.
10.94438% due 05/08/2010 (b)***		1,000,000	1,021,300
Merna Reinsurance Ltd., Series A
6.01% due 07/07/2010 ***		4,200,000	4,194,120
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017 ***		2,700,000	2,785,836
Merrill Lynch & Company, Inc., Series 1
5.24% due 12/22/2008 (b)***		4,800,000	4,783,723
Merrill Lynch & Company, Inc., Series MTN
5.40% due 10/23/2008 (b)***		2,000,000	1,994,134
Morgan Stanley, Series EMTN
5.6138% due 01/22/2009 (b)***		200,000	199,264
Morgan Stanley, Series MTN
5.18875% due 11/21/2008 (b)***		900,000	895,560
Mystic Re, Ltd.
14.54125% due 12/05/2008 (b)***		600,000	610,200
15.54125% due 06/07/2011 (b)***		1,700,000	1,771,740
Nisource Finance Corp.
6.06438% due 11/23/2009 (b)***		400,000	396,806
Phoenix Quake Wind, Ltd.
7.81% due 07/03/2008 (b)***		1,500,000	1,502,205
Pylon, Ltd., Class A Catastrophe Bond
3.616% due 12/29/2008 (b)***	EUR	600,000	857,601
Pylon, Ltd., Class B Catastrophe Bond
8.624% due 12/29/2008 (b)***		1,000,000	1,441,563
Rabobank Nederland
5.38% due 01/15/2009 (b)***		$500,000	500,232
Redwood Capital IX, Ltd., Series D
13.11% due 01/09/2008 (b)***		400,000	402,000
Residential Reinsurance 2005 Ltd., Series A
11.07125% due 06/06/2008 (b)***		900,000	883,881

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Residential Reinsurance 2007 Ltd., Series CL1
12.87125% due 06/07/2010 (b)***	$2,700,000	$2,761,020
The Bear Stearns Companies, Inc., Series MTN
6.95% due 08/10/2012 ***	3,000,000	3,127,851
Vita Capita II, Ltd.
6.26% due 01/01/2010 (b)***	300,000	297,450
Vita Capital III Ltd., Series B-II
6.48% due 01/01/2012 (b)***	600,000	594,360

		110,964,236

Food & Beverages - 0.10%
Kraft Foods, Inc.
6.00% due 02/11/2013 ***	1,100,000	1,132,384

Forest Products - 0.24%
Weyerhaeuser Co.
6.21% due 09/24/2009 (b)***	2,900,000	2,899,815

Gas & Pipeline Utilities - 0.50%
Rockies Express Pipeline, LLC.
6.4375% due 08/20/2009 (b)***	5,900,000	5,895,428

Hotels & Restaurants - 0.03%
Harrah's Operating Company, Inc.
7.50% due 01/15/2009 ***	400,000	404,500

Insurance - 0.46%
American International Group, Inc.
5.21% due 06/23/2008 (b)***	4,800,000	4,800,878
Foundation Re II, Ltd.
12.27% due 11/26/2010 (b)***	700,000	715,400

		5,516,278

Retail - 0.23%
Wal-Mart Stores, Inc.
5.59438% due 06/16/2008 (b)***	2,700,000	2,701,048

TOTAL CORPORATE BONDS (Cost $229,842,751)		$231,728,815

MUNICIPAL BONDS - 0.13%

California - 0.01%
California County California Tobacco Securitization
Agency, Tobacco Settlement Asset-Backed
Bonds (Fresno County Tobacco Funding Corp.)
5.625% due 06/01/2023 ***	80,000	78,066

New York - 0.02%
New York City Municipal Finance Authority, Water
& Sewer System Revenue, Series D
4.75% due 06/15/2038 ***	200,000	200,128

Rhode Island - 0.05%
Tobacco Settlement Financing Corp., Tobacco
Settlement Asset-Backed Bonds, Series A
6.00% due 06/01/2023 ***	600,000	616,338

West Virginia - 0.05%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047 ***	600,000	589,944

TOTAL MUNICIPAL BONDS (Cost $1,376,394)		$1,484,476

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 16.68%

American Home Mortgage Investment Trust, Series
2005-2, Class 5A2
5.28% due 09/25/2035 (b)***	$65,331	$65,228
Arkle Master Issuer PLC, Series 2006-1A, Class 1A
5.73% due 11/19/2007 (b)***	1,000,000	999,200
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.6143% due 02/20/2036 (b)***	2,078,134	2,057,876
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.14463% due 01/20/2047 (b)***	1,526,432	1,529,971
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 09/25/2033 ***	173,986	175,509
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-10, Class 21A1
4.883% due 01/25/2035 (b)***	9,668,064	9,560,515
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)***	2,744,655	2,711,010
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)***	1,431,006	1,397,789
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)***	999,260	989,485
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)***	1,351,544	1,328,374
Bear Stearns Alt-A Trust, Series 2005-10, Class
24A1
5.901224% due 01/25/2036 (b)***	5,419,807	5,445,267
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.519552% due 09/25/2035 (b)***	6,453,611	6,443,955
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.29125% due 02/25/2034 (b)***	3,383,175	3,263,966
Bear Stearns Asset Backed Securities, Inc., Series
2006-IM1, Class A4
5.2213% due 04/25/2036 (b)***	158,383	158,003
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030 ***	489,376	491,360
Bear Stearns Structured Products Inc., Series
2007-R6, Class 2A1
5.788202% due 12/25/2046 (b)***	5,700,000	5,663,758
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.68792% due 01/26/2036 (b)***	5,700,000	5,669,686
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
5.32% due 01/25/2037 (b)***	5,800,000	5,760,578
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)***	138,301	137,732
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035 ***	2,610,698	2,566,067

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)***	$1,217,197	$1,204,367
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)***	1,038,953	1,014,419
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)***	168,870	164,513
Citigroup Mortgage Loan Trust, Inc., Series
2006-WMC1, Class A2A
5.2113% due 12/25/2035 (b)***	314,174	313,794
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1A
5.5763% due 09/20/2046 (b)***	305,456	304,351
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
5.68% due 02/20/2047 (b)***	1,031,304	1,005,726
Countrywide Alternative Loan Trust, Series
2006-OA8, Class 2A1
5.2013% due 07/25/2046 (b)***	38,352	38,318
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
5.31125% due 05/25/2047 (b)***	352,154	340,507
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-HYB3, Class 7A1
3.7755% due 11/19/2033 (b)***	170,002	165,186
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB5, Class 2A1
4.854582% due 04/20/2035 (b)***	1,624,094	1,609,471
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
5.4713% due 06/25/2035 (b)***	476,257	466,052
Countrywide Home Loans, Series 2005-3, Class 1A2
5.4213% due 04/25/2035 (b)***	1,484,397	1,454,415
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040 ***	585,072	583,452
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AB4, Class A1B1
5.2313% due 10/25/2036 (b)***	670,154	669,653
Deutsche ALT-A Securities, Inc., Alternate Loan
Trust, Series 2006-AR6, Class A1
5.2113% due 07/01/2023 (b)***	1,431,924	1,397,868
Federal Home Loan Mortgage Corp., REMICS,
Series 2002-2504, Class J
5.50% due 05/15/2016 ***	6,467,601	6,519,816
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3336, Class GA
5.00% due 05/15/2027 ***	5,470,550	5,480,195
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
5.9825% due 02/15/2019 (b)***	21,729,799	21,658,767
Federal Home Loan Mortgage Corp., Series
2003-2608, Class FJ
6.15% due 03/15/2017 (b)***	925,266	926,770

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp., Series
2006-3253, Class A
5.00% due 08/15/2020 ***	$4,184,211	$4,157,387
Federal Home Loan Mortgage Corp., Series
2007-3266, Class C
5.00% due 02/15/2020 ***	4,340,561	4,321,984
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
5.90% due 10/15/2020 (b)***	10,575,911	10,538,667
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
5.90% due 07/15/2019 (b)***	10,537,759	10,499,589
Federal Home Loan Mortgage Corp., Series 2561,
Class BH
4.50% due 05/15/2017 ***	289,998	285,797
Federal Home Loan Mortgage Corp., Series 2638,
Class FA
5.49% due 11/15/2016 (b)***	802,860	807,621
Federal Home Loan Mortgage Corp., Series 2672,
Class TN
4.00% due 03/15/2023 ***	165,865	165,177
Federal Home Loan Mortgage Corp., Series 2752,
Class FM
5.44% due 12/15/2030 (b)***	273,906	274,039
Federal Home Loan Mortgage Corp., Series 2905,
Class UY
4.00% due 10/15/2023 ***	406,067	402,631
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
6.18% due 02/25/2045 (b)***	2,187,271	2,198,053
Federal Home Loan Mortgage Corp., Structured
Pass Through Securities, Series T-62, Class
1A1
6.18299% due 10/25/2044 (b)***	69,807	69,586
Federal National Mortgage Association
4.6732% due 05/25/2035 (b)***	1,900,000	1,888,483
Federal National Mortgage Association Whole
Loan, Series 2003-W8, Class 3F2
5.4813% due 05/25/2042 (b)***	191,182	188,848
Federal National Mortgage Association Whole
Loan, Series 2004-W9, Class 1A2
5.95% due 02/25/2044 ***	647,636	648,733
Federal National Mortgage Association, REMICS,
Series 2007-73, Class A1
5.19% due 07/25/2037 (b)***	5,776,270	5,738,363
Federal National Mortgage Association, Series
2004-63, Class FA
5.02% due 08/25/2034 (b)***	313,823	311,506
Federal National Mortgage Association, Series
2006-118, Class A2
5.19% due 12/25/2036 (b)***	387,689	384,096
First Horizon Alternative Mortgage Securities,
Series 2004-AA1, Class A1
4.7308% due 06/25/2034 (b)***	653,459	648,267
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.37108% due 08/25/2035 (b)***	1,127,519	1,120,934

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Fremont Home Loan Trust, Series 2005-E, Class
2A2
5.30% due 01/25/2036 (b)***	$104,002	$103,713
Greenpoint Mortgage Funding Trust, Series
2005-AR1, Class A2
5.3513% due 06/25/2045 (b)***	795,422	779,845
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
5.21125% due 10/25/2046 (b)***	499,708	496,424
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
5.21% due 01/25/2047 (b)***	725,338	708,463
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
5.7225% due 05/19/2035 (b)***	194,545	190,502
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
5.7425% due 03/19/2037 (b)***	670,684	659,056
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
5.59% due 01/19/2038 (b)***	294,613	293,233
HSI Asset Securitization Corp. Trust, Series
2006-OPT1, Class 2A1
5.2113% due 12/25/2035 (b)***	252,858	251,823
HSI Asset Securitization Corp. Trust, Series
2007-WF1, Class 2A1
5.19% due 05/25/2037 (b)***	2,240,593	2,215,736
Impac Secured Assets Corp., Series 2006-4, Class
A2A
5.21% due 01/25/2037 (b)***	262,014	261,717
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.04849% due 12/25/2034 (b)***	708,926	704,877
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
5.2215% due 11/25/2046 (b)***	648,259	643,446
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.02266% due 02/25/2035 (b)***	4,020,536	3,893,650
JP Morgan Mortgage Trust, Series 2007-A1, Class
3A3
5.012% due 07/25/2035 (b)***	1,839,252	1,818,599
Lehman XS Trust, Series 2006-16N, Class A1A
5.2113% due 11/25/2046 (b)***	843,589	826,689
Lehman XS Trust, Series 2006-4N, Class A1A
5.2113% due 04/25/2046 (b)***	585,918	584,439
Master Adjustable Rate Mortgages Trust, Series
2004-13, Class 3A7
3.7864% due 11/21/2034 (b)***	500,000	488,817
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
6.1925% due 12/15/2030 (b)***	594,817	588,854
Mellon Residential Funding Corp., Series
2001-TBC1, Class A1
6.1025% due 11/15/2031 (b)***	747,721	744,816
Merrill Lynch Floating Trust, Series 2006-1, Class A1
5.82% due 06/15/2022 (b)***	169,513	168,509

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)***	$5,593,763	$5,452,561
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 2A
4.25% due 10/25/2035 (b)***	2,920,391	2,842,336
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
6.13% due 10/25/2035 (b)***	851,568	836,538
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
5.38125% due 11/25/2035 (b)***	785,191	759,239
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
5.38% due 11/25/2035 (b)***	607,029	575,984
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
5.34125% due 02/25/2036 (b)***	2,986,337	2,883,769
Residential Accredit Loans, Inc., Series 2005-QO1,
Class A1
5.43% due 08/25/2035 (b)***	293,463	285,794
Securitized Asset Sales, Inc., Series 1993-6, Class
A5
7.51458% due 11/26/2023 (b)***	8,207	8,186
Sequoia Mortgage Trust, Series 5, Class A
5.8525% due 10/19/2026 (b)***	272,112	269,312
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)***	432,401	436,819
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
6.383% due 01/25/2035 (b)***	214,300	214,804
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-17, Class 3A1
5.53% due 08/25/2035 (b)***	550,425	550,025
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
5.83% due 10/19/2034 (b)***	253,151	253,001
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A1
5.75% due 07/19/2035 (b)***	490,616	476,539
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
5.75% due 07/19/2035 (b)***	1,146,328	1,113,415
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
5.7525% due 07/19/2035 (b)***	1,942,913	1,885,761
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR4, Class 2A1
5.3213% due 06/25/2036 (b)***	192,190	188,017
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A8
5.2013% due 08/25/2036 (b)***	482,762	480,727
Structured Asset Mortgage Investments, Inc.,
Series 2007-AR3, Class 1A1
5.23% due 09/25/2036 (b)***	1,568,907	1,558,719

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Structured Asset Securities Corp., Series
2006-NC1, Class A6
5.18% due 05/25/2036 (b)***	$51,613	$51,184
TBW Mortgage Backed Pass Through Certificates,
Series 2006-4, Class A1B
5.23% due 09/25/2036 (b)***	79,759	79,646
TBW Mortgage Backed Pass Through Certificates,
Series 2006-6, Class A1
5.24125% due 01/25/2037 (b)***	831,412	828,523
Thornburg Mortgage Securities Trust, Series
2006-2, Class A2A
5.24155% due 04/25/2036 (b)***	89,323	88,988
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
5.2513% due 09/25/2046 (b)***	1,529,633	1,506,571
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
5.24125% due 12/25/2036 (b)***	3,878,582	3,830,033
Washington Mutual Mortgage Pass Through
Certificates, Series 2006-AR9, Class 1A
5.98% due 08/25/2046 (b)***	3,117,894	3,059,433
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.1833% due 11/25/2042 (b)***	82,715	83,013
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR15, Class A1A1
5.3913% due 11/25/2045 (b)***	308,373	303,377
Washington Mutual Mortgage Securities Corp.,
Series 2006-AR3, Class A1A
5.9833% due 02/25/2046 (b)***	1,816,603	1,763,304
Washington Mutual, Inc., Series 2005-AR11, Class
A1B1
5.4213% due 08/25/2045 (b)***	40,625	40,538
Washington Mutual, Inc., Series 2006-AR15, Class
2A
5.777% due 11/25/2046 (b)***	277,030	277,346
Washington Mutual, Inc., Series 2006-AR17, Class
1A1A
5.79% due 12/25/2046 (b)***	247,021	242,883
Washington Mutual, Inc., Series 2006-AR7, Class
3A
5.777% due 07/25/2046 (b)***	1,231,284	1,229,921
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.53963% due 09/25/2034 (b)***	370,018	363,082
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A12
4.1096% due 06/25/2035 (b)***	416,078	414,013

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $198,042,327)		$198,039,339

ASSET BACKED SECURITIES - 10.11%

Aames Mortgage Investment Trust, Series 2006-1,
Class A1
5.19% due 04/25/2036 (b)***	28,711	28,673

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Accredited Mortgage Loan Trust, Series 2005-3,
Class A2B
5.29% due 09/25/2035 (b)***	$5,045	$5,044
ACE Securities Corp., Series 2006-CW1, Class A2A
5.1813% due 07/25/2036 (b)***	258,436	257,709
ACE Securities Corp., Series 2006-NC3, Class A2A
5.18% due 12/25/2036 (b)***	272,877	270,952
AmeriCredit Automobile Receivables Trust, Series
2007-CM, Class A1
5.318% due 08/06/2008 ***	2,581,206	2,580,803
Americredit Prime Automobile Receivable, Series
2007-1, Class A1
5.3223% due 06/09/2008 ***	1,554,352	1,554,724
Argent Securities, Inc., Series 2006-M3, Class A2A
5.1813% due 10/25/2036 (b)***	651,386	646,372
Argent Securities, Inc., Series 2006-W1, Class A2A
5.2113% due 03/25/2036 (b)***	172,812	172,609
Argent Securities, Inc., Series 2006-W3, Class A2A
5.2013% due 04/25/2036 (b)***	161,634	161,481
Asset Backed Funding Certificates, Series
2004-OPT5, Class A1
5.4813% due 06/25/2034 (b)***	687,570	671,533
Asset Backed Funding Certificates, Series
2006-OPT3, Class A3A
5.19% due 11/25/2036 (b)***	132,217	131,460
Asset Backed Securities Corp. Home Equity,
Series 2006-HE7, Class A2
5.18% due 11/25/2036 (b)***	99,672	99,140
Bank One Issuance Trust, Series 2003-A3, Class A3
5.86% due 12/15/2010 (b)***	400,000	400,125
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE7, Class 1A1
6.5025% due 10/25/2037 (b)***	5,900,000	5,928,580
Bear Stearns Asset Backed Securities, Inc., Series
2002-2, Class A1
5.4613% due 10/25/2032 (b)***	41,207	40,307
Bear Stearns Asset Backed Securities, Inc., Series
2004-BO1, Class 1A1
5.3313% due 09/25/2034 (b)***	218,301	217,771
Bear Stearns Asset Backed Securities, Inc., Series
2005-4, Class A
5.4613% due 01/25/2036 (b)***	82,283	81,102
Bear Stearns Asset Backed Securities, Inc., Series
2006-AQ1, Class 2A1
5.2113% due 10/25/2036 (b)***	907,144	902,776
Bear Stearns Asset Backed Securities, Inc., Series
2006-EC1, Class A1
5.2113% due 12/25/2035 (b)***	41,834	41,809
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE10, Class 21A1
5.20% due 12/25/2036 (b)***	1,528,579	1,516,877
Bear Stearns Asset Backed Securities, Inc., Series
2006-HE9, Class 1A1
5.1813% due 11/25/2036 (b)***	69,030	68,499
Centex Home Equity, Series 2006-A, Class AV1
5.1813% due 06/25/2036 (b)***	461,183	460,594

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Chase Credit Card Master Trust, Series 2002-7,
Class A
5.87% due 02/15/2010 (b)***	$200,000	$200,028
Chase Credit Card Master Trust, Series 2003-3,
Class A
5.8625% due 10/15/2010 (b)***	400,000	400,041
Chase Credit Card Master Trust, Series 2003-6,
Class A
5.8625% due 02/15/2011 (b)***	900,000	899,460
Chase Issuance Trust, Series 2005-A1, Class A1
5.76% due 12/15/2010 (b)***	300,000	299,930
Citibank Credit Card Issuance Trust, Series
2003-A1, Class A1
5.46% due 01/15/2010 (b)***	400,000	400,078
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
5.82% due 08/15/2021 (b)***	142,699	142,352
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
5.18% due 11/25/2036 (b)***	227,693	226,653
Citigroup Mortgage Loan Trust, Inc., Series
2007-AMC2, Class A3A
5.2113% due 01/25/2037 (b)***	2,658,516	2,637,941
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032 ***	452,675	455,397
Countrywide Asset-Backed Certificates, Series
2006-1, Class AF1
5.2613% due 07/25/2036 (b)***	84,443	84,371
Countrywide Asset-Backed Certificates, Series
2006-11, Class 3AV1
5.1913% due 09/25/2046 (b)***	266,107	265,063
Countrywide Asset-Backed Certificates, Series
2006-13, Class 3AV1
5.1813% due 01/25/2037 (b)***	420,750	419,296
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
5.24125% due 10/25/2046 ***	618,511	615,576
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
5.1813% due 03/25/2037 (b)***	497,906	495,507
Countrywide Asset-Backed Certificates, Series
2006-21, Class 2A1
5.1813% due 12/25/2036 (b)***	218,645	216,896
Countrywide Asset-Backed Certificates, Series
2006-22, Class 2A1
5.1813% due 05/25/2037 (b)***	312,790	310,070
Countrywide Asset-Backed Certificates, Series
2006-23, Class 2A1
5.1813% due 11/25/2037 (b)***	3,539,077	3,518,875
Countrywide Asset-Backed Certificates, Series
2006-4, Class 2A1
5.2013% due 07/25/2036 (b)***	132,978	132,688
Countrywide Asset-Backed Certificates, Series
2006-6, Class 2A1
5.2013% due 09/25/2036 (b)***	74,108	74,087

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Asset-Backed Certificates, Series
2006-8, Class 2A1
5.1613% due 01/25/2046 (b)***	$663,320	$660,128
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-CB6, Class A1
5.25% due 07/25/2037 (b)***	1,359,052	1,353,106
Equity One ABS, Inc., Series 2004-1, Class AV2
5.4313% due 04/25/2034 (b)***	88,483	86,207
Federal Home Loan Mortgage Corp. Structured
Pass Through Securities, Series T-32, Class A1
5.3913% due 08/25/2031 (b)***	128,903	129,459
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FFH2, Class A2
5.38% due 04/25/2035 (b)***	539,145	538,759
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF1, Class 2A1
5.2213% due 01/25/2036 (b)***	600,967	598,633
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
5.18% due 11/25/2036 (b)***	1,562,352	1,539,634
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF16, Class 2A1
5.18% due 12/25/2036 (b)***	203,130	201,650
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
5.20% due 12/25/2037 (b)***	3,237,557	3,213,245
First NLC Trust, Series 2007-1, Class A1
5.20% due 08/25/2037 (b)***	5,375,437	5,351,081
First USA Credit Card Master Trust, Series 1998-6,
Class A
5.77% due 04/18/2011 (b)***	1,300,000	1,300,140
Fremont Home Loan Trust, Series 2006-C, Class
2A1
5.18% due 10/25/2036 (b)***	127,339	126,447
Fremont Home Loan Trust, Series 2006-E, Class
2A1
5.19% due 01/25/2037 ***	390,118	385,810
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)***	3,381,031	3,338,387
GS Auto Loan Trust, Series 2007-1, Class A1
5.3436% due 07/15/2008 ***	1,857,452	1,857,452
GSAMP Trust, Series 2004-SEA2, Class A2A
5.4213% due 03/25/2034 (b)***	166,610	165,958
GSAMP Trust, Series 2006-HE7, Class A2A
5.17% due 10/25/2036 (b)***	198,939	197,873
GSAMP Trust, Series 2006-S6, Class A1A
5.20% due 10/25/2036 (b)***	55,835	53,828
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
5.2313% due 11/25/2030 (b)***	107,435	106,448
Home Equity Asset Trust, Series 2006-2, Class 2A1
5.2113% due 05/25/2036 (b)***	299,126	297,547
Honda Auto Receivables Owner Trust, Series
2007-1, Class A1
5.322% due 03/18/2008 ***	707,118	707,344

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

HSI Asset Securitization Corp. Trust, Series
2006-HE1, Class 2A1
5.18% due 10/25/2036 (b)***	$150,321	$149,233
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
5.18125% due 12/25/2036 (b)***	3,771,763	3,736,716
HSI Asset Securitization Corp. Trust, Series
2007-OPT1, Class 2A1
5.18% due 12/25/2036 (b)***	1,531,089	1,520,653
Indymac Residential Asset Backed Trust, Series
2005-D, Class AII1
5.2313% due 03/25/2036 (b)***	75,393	75,373
Indymac Residential Asset Backed Trust, Series
2006-A, Class A1
5.2213% due 03/25/2036 (b)***	465,227	464,333
Indymac Residential Asset Backed Trust, Series
2006-D, Class 2A1
5.1813% due 11/25/2036 (b)***	263,499	262,561
JP Morgan Mortgage Acquisition Corp., Series
2005-OPT1, Class A3
5.34% due 06/25/2035 (b)***	10,848	10,835
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
5.1813% due 07/25/2028 (b)***	276,357	275,020
JP Morgan Mortgage Acquisition Corp., Series
2006-CH2, Class AV2
5.1813% due 10/25/2036 (b)***	1,886,936	1,864,180
JP Morgan Mortgage Acquisition Corp., Series
2006-CW2, Class AV2
5.1713% due 08/25/2036 (b)***	118,219	117,679
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
5.20% due 11/25/2036 (b)***	177,375	176,423
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
5.1813% due 08/25/2036 (b)***	619,314	614,861
Lehman XS Trust, Series 2006-10N, Class 1A1A
5.2113% due 07/25/2046 (b)***	434,203	432,611
Lehman XS Trust, Series 2006-9, Class A1A
5.20% due 05/25/2046 (b)***	321,532	320,779
Long Beach Mortgage Loan Trust, Series
2005-WL2, Class 3A1
5.31% due 08/25/2035 (b)***	116,969	116,078
Long Beach Mortgage Loan Trust, Series 2006-1,
Class 2A1
5.2113% due 02/25/2036 (b)***	66,974	66,948
Long Beach Mortgage Loan Trust, Series 2006-10,
Class 2A1
5.17% due 11/25/2036 (b)***	143,136	142,113
Long Beach Mortgage Loan Trust, Series 2006-2,
Class 2A1
5.2013% due 03/25/2036 (b)***	31,302	31,284
Long Beach Mortgage Loan Trust, Series 2006-3,
Class 2A1
5.1913% due 05/25/2046 (b)***	55,575	55,507

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Long Beach Mortgage Loan Trust, Series 2006-5,
Class 2A1
5.16% due 06/25/2036 (b)***	$27,678	$27,614
Master Asset Backed Securities Trust, Series
2006-AM3, Class A1
5.19% due 10/25/2036 (b)***	27,339	27,275
MBNA Credit Card Master Note Trust, Series
2004-A7, Class A7
5.85% due 12/15/2011 (b)***	100,000	99,793
MBNA Master Credit Card Trust, Series 1998-E,
Class A
5.5188% due 09/15/2010 (b)***	100,000	100,024
Merrill Lynch Mortgage Investors Trust, Series
2006-RM5, Class A2A
5.19% due 10/25/2037 (b)***	469,937	466,428
Merrill Lynch Mortgage Investors, Inc., Series
2006-AHL1, Class A2A
5.1813% due 05/25/2037 (b)***	410,162	407,941
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
5.20% due 08/25/2036 (b)***	1,621,862	1,616,459
Merrill Lynch Mortgage Investors, Inc., Series
2006-MLN1, Class A2A
5.2013% due 07/25/2037 (b)***	493,588	489,916
Merrill Lynch Mortgage Investors, Inc., Series
2006-RM3, Class A2A
5.16% due 06/25/2037 (b)***	238,030	237,251
Merrill Lynch Mortgage Investors, Inc., Series
2006-WMC1, Class A2A
5.2113% due 01/25/2037 (b)***	37,527	37,517
Morgan Stanley ABS Capital I, Series 2006-HE4,
Class A1
5.17% due 06/25/2036 (b)***	67,805	67,559
Morgan Stanley ABS Capital I, Series 2006-HE7,
Class A2A
5.18% due 09/25/2036 (b)***	378,938	376,779
Morgan Stanley ABS Capital I, Series 2006-HE8,
Class A2A
5.18% due 10/25/2036 (b)***	271,413	269,818
Morgan Stanley ABS Capital I, Series 2006-NC4,
Class A2A
5.16% due 06/25/2036 (b)***	32,227	32,108
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
5.1713% due 10/25/2036 ***	458,069	454,761
Morgan Stanley ABS Capital I, Series 2006-WMC2,
Class A2A
5.1713% due 07/25/2036 (b)***	1,564,565	1,555,484
Morgan Stanley Capital I, Series 2006-NC2, Class
A2B
5.25% due 02/25/2036 (b)***	4,400,000	4,361,576
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
5.18% due 11/25/2036 (b)***	132,843	131,804
Nationstar Home Equity Loan Trust, Series 2007-B,
Class 2AV1
5.25125% due 04/25/2037 (b)***	1,877,534	1,865,264

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Nelnet Student Loan Trust, Series 2004-3, Class A3
5.45% due 07/25/2016 (b)***	$206,486	$206,630
Nelnet Student Loan Trust, Series 2004-4, Class A3
5.45% due 10/25/2016 (b)***	159,257	159,284
Newcastle Mortgage Securities Trust, Series
2006-1, Class A1
5.2013% due 03/25/2036 (b)***	130,259	129,719
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
5.2713% due 01/25/2036 (b)***	147,880	141,854
Nomura Home Equity Loan Inc, Series 2006-HE1,
Class A1
5.21% due 02/25/2036 (b)***	36,296	36,198
Option One Mortgage Loan Trust, Series 2006-2,
Class 2A1
5.18% due 07/25/2036 (b)***	70,313	70,058
Option One Mortgage Loan Trust, Series 2006-3,
Class 2A1
5.17% due 02/25/2037 (b)***	63,389	63,125
Park Place Securities Inc, Series 2005-WCW1,
Class A1B
5.39% due 09/25/2035 (b)***	41,754	41,425
Residential Asset Mortgage Products, Inc., Series
2006-RS6, Class A1
5.20% due 11/25/2036 (b)***	154,156	153,679
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
5.23% due 08/25/2046 (b)***	2,501,222	2,479,589
Residential Asset Securities Corp., Series
2006-EMX4, Class A1
5.1713% due 06/25/2036 (b)***	547,903	545,867
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
5.20% due 11/25/2036 (b)***	203,830	202,854
Residential Asset Securities Corp., Series
2006-KS3, Class AI1
5.2013% due 04/25/2036 (b)***	40,626	40,560
Residential Asset Securities Corp., Series
2006-KS4, Class A1
5.1713% due 06/25/2036 (b)***	826,322	823,242
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
5.20% due 11/25/2036 (b)***	1,196,166	1,186,805
Residential Asset Securities Corp., Series
2007-KS2, Class AI1
5.20% due 02/25/2037 (b)***	1,730,728	1,718,818
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
5.18% due 09/25/2036 (b)***	188,342	186,731
Securitized Asset Backed Receivables LLC Trust,
Series 2006-WM4, Class A2A
5.21% due 11/25/2036 (b)***	33,988	33,654
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
5.19% due 12/25/2036 (b)***	1,801,646	1,787,297
SLM Student Loan Trust, Series 2006-10, Class A1
5.3229% due 07/25/2013 (b)***	221,940	221,954

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

SLM Student Loan Trust, Series 2006-8, Class A1
5.34% due 04/25/2012 (b)***	$75,127	$75,132
SLM Student Loan Trust, Series 2006-9, Class A1
5.33% due 10/25/2012 (b)***	36,107	36,101
SLM Student Loan Trust, Series 2006-9, Class A2
5.355% due 04/25/2017 (b)***	5,600,000	5,581,626
SLM Student Loan Trust, Series 2007-3, Class A1
5.35% due 10/27/2014 (b)***	4,201,307	4,186,207
SLM Student Loan Trust, Series 2007-5, Class A1
5.3519% due 07/25/2013 (b)***	5,900,000	5,886,170
Soundview Home Equity Loan Trust, Series
2005-OPT1, Class 2A3
5.36% due 06/25/2035 (b)***	21,500	21,494
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
5.1813% due 10/25/2036 (b)***	508,538	505,471
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
5.21% due 01/25/2037 (b)***	3,066,119	3,044,920
Soundview Home Equity Loan Trust, Series
2006-NLC1, Class A1
5.19% due 11/25/2036 ***	356,545	354,595
Soundview Home Equity Loan Trust, Series
2006-OPT5, Class 2A1
5.1613% due 07/25/2036 (b)***	219,876	219,769
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
5.23% due 10/25/2036 (b)***	180,771	179,901
Specialty Underwriting & Residential Finance,
Series 2006-BC2, Class A2A
5.19% due 02/25/2037 (b)***	764,220	759,476
Specialty Underwriting & Residential Finance,
Series 2006-BC3, Class A2A
5.16% due 06/25/2037 (b)***	50,557	50,217
Specialty Underwriting & Residential Finance,
Series 2006-BC5, Class A2B
5.18% due 11/25/2037 (b)***	63,945	63,484
Structured Asset Investment Loan Trust, Series
2006-4, Class A3
5.18% due 07/25/2036 (b)***	52,089	51,505
Structured Asset Securities Corp., Series
2005-7XS, Class 2A1A
4.90% due 04/25/2035 ***	1,037,963	1,025,432
Structured Asset Securities Corp., Series 2005-S7,
Class A1
5.2613% due 12/25/2035 (b)***	337,690	336,796
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.322379% due 10/25/2035 (b)***	473,041	470,194
Structured Asset Securities Corp., Series
2006-BC3, Class A2
5.18125% due 10/25/2036 (b)***	750,251	742,608
Truman Capital Mortgage Loan Trust, Series
2004-1, Class A1
5.4713% due 01/25/2034 (b)***	24,481	24,423

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.8425% due 09/15/2021 (b)***	$7,643,509	$7,614,640
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
5.83250% due 06/15/2020 (b)***	5,369,054	5,311,766

TOTAL ASSET BACKED SECURITIES
(Cost $120,619,178)		$120,072,213

TERM LOANS - 0.96%

Financial Services - 0.49%
DaimlerChrysler Financial Company
5.00% due 08/03/2012 (b)***	5,800,000	5,800,058

Medical-Hospitals - 0.39%
HCA, Inc.
7.448% due 11/01/2013 (b)***	4,676,500	4,598,122

Paper - 0.08%
Georgia Pacific Corp.
7.11% due 12/20/2012 (b)***	985,000	968,171

TOTAL TERM LOANS (Cost $11,171,500)		$11,366,351

OPTIONS - 0.19%

Call Options - 0.10%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 Yr. Futures
Expiration 11/20/2007 at $129.00	1,627,000	25,422
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 Yr. Futures
Expiration 11/20/2007 at $122.00	562,000	8,781
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note Futures
Expiration 11/20/2007 at $132.00	838,000	13,094
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 07/08/2010 at $1.392	6,000,000	429,628
Over The Counter European Style Call on the EUR
vs. USD
Expiration 06/26/2008 at $1.353	5,200,000	413,288
Over The Counter European Style Call on the USD
vs. JPY
Expiration 06/23/2008 at $118.15	11,000,000	60,819
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 03/31/2008 at $4.75	30,000,000	233,238
Expiration 09/26/2008 at $4.75	7,000,000	61,042

		1,245,312

Put Options - 0.09%
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/17/2007 at $91.25	172,500	431
Expiration 03/17/2008 at $91.75	812,500	2,031
LIFFE American Purchase Put on 90-Day GBP
LIBOR
Expiration 03/19/2008 at $93.00	120,875,000	12,230

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)

Put Options (continued)
Over The Counter European Purchase Put
Expiration 03/31/2008 at $5.017		9,100,000	$20,161
Expiration 11/06/2007 at $86.5625		66,600,000	1
Expiration 11/06/2007 at $86.75		18,000,000	0
Expiration 10/04/2007 at $87.00		110,000,000	1
Expiration 10/04/2007 at $87.03125		11,000,000	0
Expiration 10/04/2007 at $89.0625		36,000,000	0
Expiration 11/06/2007 at $89.50		8,500,000	0
Over The Counter European Purchase Put on the
USD vs. JPY
Expiration 06/23/2008 at $118.15		11,000,000	690,877
Over The Counter European Purchase Put
Treasury Inflationary Index, 0.875%
Expiration 12/04/2007 at $88.00		120,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 1.875%
Expiration 12/21/2007 at $81.00		90,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 2.00%
Expiration 11/16/2007 at $83.00		58,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 2.375%
Expiration 12/04/2007 at $69.50		50,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 3.50%
Expiration 10/09/2007 at $79.21875		70,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 3.625%
Expiration 12/21/2007 at $85.00		70,000,000	1
Over The Counter European Purchase Put
Treasury Inflationary Index, 4.25%
Expiration 11/08/2007 at $97.50		20,000,000	0
Over The Counter European Style Put on the EUR
vs. USD
Expiration 06/26/2008 at $1.353		5,200,000	49,572
Expiration 07/08/2010 at $1.392		6,000,000	253,058

			1,028,368

TOTAL OPTIONS (Cost $2,009,649)			$2,273,680

SHORT TERM INVESTMENTS - 21.72%
Bank of America Corp.
5.245% due 10/02/2007 to
10/26/2007 ***		$1,400,000	$1,396,183
Bank of Ireland
5.245% due 10/26/2007 ***		2,200,000	2,170,511
Barclays U.S. Funding, LLC
5.26% due 11/06/2007 ***		1,600,000	1,591,584
Dexia Credit Local SA - Series YCD
5.27% due 09/29/2008 ***	EUR	10,500,000	10,495,935
DNB NORBank ASA
5.225% due 11/15/2007 to
11/20/2007 ***		$34,400,000	33,775,496
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007 ***		8,000,000	8,000,000
General Electric Capital Corp.
5.17% due 11/06/2007 ***		2,300,000	2,288,109

Real Return Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
General Electric Capital Corp. (continued)
5.24% due 10/31/2007 ***	$28,800,000	$28,674,240
HBOS Treasury Services PLC
5.25% due 10/11/2007 to 11/05/2007 ***	3,800,000	3,785,344
Rabobank USA Finance Corp.
4.99% due 10/01/2007 ***	32,600,000	32,600,000
Royal Bank of Scotland Group, PLC
5.265% due 03/26/2008 ***	1,700,000	1,699,756
Skandinaviska Enskilda Banken AB
5.25% due 11/08/2007 ***	31,400,000	30,969,558
5.277% due 10/03/2007 ***	500,000	499,999
5.31% due 02/04/2008 ***	600,000	599,979
Societe Generale NY
5.451% due 06/30/2008 ***	800,000	799,817
5.455% due 03/26/2008 ***	1,700,000	1,699,756
U.S. Treasury Bills
zero coupon due 11/29/2007 to
12/13/2007 *** ****	4,470,000	4,435,869
UBS Finance (Delaware) LLC
4.75% due 10/01/2007 ***	21,200,000	21,200,000
5.20% due 10/23/2007 ***	600,000	598,093
5.23% due 10/15/2007 ***	9,300,000	9,281,085
5.24% due 10/02/2007 ***	200,000	199,971
5.25% due 10/10/2007 to 10/12/2007 ***	3,100,000	3,095,379
5.255% due 11/02/2007 ***	1,400,000	1,393,460
Unicredito Luxembourg Finance
5.185% due 11/27/2007 ***	5,400,000	5,254,561
5.20% due 10/26/2007 ***	22,300,000	21,797,507
Westpac Banking Corp.
5.165% due 11/05/2007 ***	900,000	876,757
5.225% due 11/13/2007 ***	1,000,000	981,858
5.25% due 10/25/2007 to 11/02/2007 ***	1,900,000	1,890,380
Westpac Trust Securities NZ, Ltd.
5.27% due 11/06/2007 ***	26,200,000	25,835,638

TOTAL SHORT TERM INVESTMENTS
(Cost $257,886,825)		$257,886,825

REPURCHASE AGREEMENTS - 0.84%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$9,926,390 on 10/01/2007,
collateralized by $10,050,000
Federal Home Loan Bank, 5.125%
due 02/12/2008 (valued at
$10,125,375, including interest)	$9,923,000	$9,923,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,923,000)		$9,923,000

Total Investments (Real Return Bond Trust)
(Cost $2,512,859,548) - 212.27%		$2,520,023,189
Liabilities in Excess of Other Assets - (112.27)%		(1,332,854,319)
TOTAL NET ASSETS - 100.00%		$1,187,168,870

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

FEDERAL HOME LOAN MORTGAGE CORP. - 27.05%
Federal Home Loan Mortgage Corp.
4.50%, TBA **	$694	$14,734
5.00%, TBA **	17,800,000	$16,976,750
6.00%, TBA **	14,500,000	$14,540,789

TOTAL FEDERAL HOME LOAN MORTGAGE
CORP. (Proceeds $31,671,311)		$31,532,273

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 7.28%
Federal National Mortgage Association
5.00%, TBA **	8,900,000	$8,488,375

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $8,524,531)		$8,488,375

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 44.20%
Government National Mortgage Association
5.50%, TBA **	5,900,000	$5,817,034
6.00%, TBA **	8,500,000	$8,553,125
6.50%, TBA **	36,300,000	$37,150,799

TOTAL GOVERNMENT NATIONAL
MORTGAGE
ASSOCIATION (Proceeds $51,455,305)		$51,520,958

U.S. TREASURY - 21.47%
U.S. Treasury Bond
4.75%, due 02/15/2037	300,000	$296,039
U.S. Treasury Notes
4.125%, due 08/31/2012	7,300,000	$7,275,480
4.25%, due 08/15/2014	200,000	$198,781
4.625%, due 11/15/2016	9,900,000	$9,958,004
4.75%, due 08/15/2017	7,200,000	$7,304,623

TOTAL U.S. TREASURY (Proceeds $25,211,212)		$25,032,927

Total Securities Sold Short
(Proceeds $116,862,359)		$116,574,533

Science & Technology Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.72%

Advertising - 2.22%
Focus Media Holding, Ltd., ADR *	130,965	$7,598,589
Monster Worldwide, Inc. *	57,400	1,955,044

		9,553,633
Agriculture - 0.80%
Monsanto Company	40,313	3,456,437

Biotechnology - 0.42%
Amgen, Inc. *	31,600	1,787,612

Business Services - 0.49%
Accenture, Ltd., Class A	17,100	688,275

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Capita Group PLC *	55,106	$813,352
SAIC, Inc. *	31,400	602,566

		2,104,193
Cellular Communications - 2.99%
Crown Castle International Corp. *	37,500	1,523,625
Metropcs Communications, Inc. * (a)	18,400	501,952
Motorola, Inc.	201,300	3,730,089
NII Holdings, Inc. *	86,235	7,084,205

		12,839,871
Chemicals - 0.50%
Wacker Chemie AG	9,135	2,131,743

Computers & Business Equipment - 18.98%
Acme Packet, Inc. *	49,500	763,290
Apple, Inc. *	71,260	10,941,260
BigBand Networks, Inc. *	54,900	351,360
Cisco Systems, Inc. *	446,355	14,778,814
Cogent, Inc. *	79,700	1,249,696
Cognizant Technology Solutions Corp.,
Class A *	24,600	1,962,342
Dell, Inc. *	139,451	3,848,848
Delta Electronics, Inc.	315,950	1,224,687
EMC Corp. *	389,138	8,094,070
Foundry Networks, Inc. *	315,757	5,611,002
Hewlett-Packard Company	69,293	3,450,098
Juniper Networks, Inc. *	199,562	7,305,965
Lenovo Group, Ltd.	1,634,300	1,260,026
Network Appliance, Inc. *	189,380	5,096,216
Palm, Inc. *	94,300	1,534,261
Research In Motion, Ltd. *	74,350	7,327,193
SanDisk Corp. *	80,967	4,461,282
Seagate Technology	76,800	1,964,544
Wistron Corp.	154,000	278,413

		81,503,367
Construction & Mining Equipment - 0.27%
National Oilwell Varco, Inc. *	7,919	1,144,295

Electrical Equipment - 0.64%
Hoya Corp.	71,700	2,444,460
Stanley Electric Corp.	12,100	291,503

		2,735,963
Electronics - 3.53%
Dolby Laboratories, Inc., Class A *	44,723	1,557,255
Flextronics International, Ltd. *	186,100	2,080,598
Hon Hai Precision Industry Company, Ltd.	284,880	2,147,402
Jabil Circuit, Inc.	92,800	2,119,552
Nidec Corp.	25,490	1,780,176
Samsung Electronics Company, Ltd.	6,125	3,848,413
Tyco Electronics, Ltd.	46,025	1,630,666

		15,164,062
Energy - 2.30%
First Solar, Inc. *	21,091	2,483,254

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Q-Cells AG *	9,295	$947,561
Renewable Energy Corp AS *	45,111	2,071,224
SunPower Corp., Class A. * (a)	34,476	2,855,302
Suntech Power Holdings Company, Ltd., ADR *	38,552	1,538,225

		9,895,566
Food & Beverages - 0.15%
Orkla ASA	37,370	664,917

Healthcare Services - 1.03%
Cerner Corp. * (a)	73,915	4,420,856

Industrial Machinery - 0.58%
Cameron International Corp. *	27,075	2,498,752

Industrials - 1.08%
ABB, Ltd.	176,567	4,637,465

International Oil - 0.28%
Weatherford International, Ltd. *	17,613	1,183,241

Internet Content - 3.73%
Google, Inc., Class A *	20,586	11,677,820
Sohu.com, Inc. *	16,845	635,225
Yahoo!, Inc. *	138,500	3,717,340

		16,030,385
Internet Retail - 1.50%
Amazon.com, Inc. *	27,788	2,588,452
eBay, Inc. *	98,400	3,839,568

		6,428,020
Internet Service Provider - 3.41%
Baidu.com, Inc., ADR *	16,875	4,887,844
Salesforce.Com, Inc. *	114,196	5,860,538
SINA.com *	81,720	3,910,302

		14,658,684
Internet Software - 4.31%
Akamai Technologies, Inc. *	49,200	1,413,516
Digital River, Inc. *	53,900	2,412,025
McAfee, Inc. *	140,433	4,896,899
Shanda Interactive Entertainment Ltd *	30,636	1,139,965
Tencent Holdings, Ltd.	1,072,000	6,926,589
VeriSign, Inc. *	50,300	1,697,122

		18,486,116
Leisure Time - 3.15%
DreamWorks Animation SKG, Inc., Class A *	30,800	1,029,336
Electronic Arts, Inc. *	169,286	9,478,323
International Game Technology	40,100	1,728,310
Perfect World Co, Ltd. *	47,214	1,289,414

		13,525,383
Manufacturing - 0.45%
Foxconn International Holdings, Ltd. *	711,000	1,949,262
Petroleum Services - 0.31%
Schlumberger, Ltd.	12,553	1,318,065

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade - 0.31%
GameStop Corp., Class A *	23,820	$1,342,257

Semiconductors - 17.00%
Advanced Micro Devices, Inc. *	107,900	1,424,280
Altera Corp.	193,600	4,661,888
Analog Devices, Inc.	121,300	4,386,208
Broadcom Corp., Class A *	123,100	4,485,764
Chartered Semiconductor Manufacturing, Ltd. *	2,893,890	2,125,137
Infineon Technologies AG *	212,000	3,644,186
Intel Corp.	479,401	12,397,310
Intersil Corp., Class A	32,144	1,074,574
Marvell Technology Group, Ltd. *	403,200	6,600,384
Maxim Integrated Products, Inc.	61,500	1,805,025
MEMC Electronic Materials, Inc. *	27,094	1,594,753
Microchip Technology, Inc.	18,500	671,920
National Semiconductor Corp.	49,100	1,331,592
NVIDIA Corp. *	256,973	9,312,683
ON Semiconductor Corp. *	316,620	3,976,747
PMC-Sierra, Inc. *	246,200	2,065,618
QLogic Corp. *	125,900	1,693,355
Taiwan Semiconductor
Manufacturing Company, Ltd., SADR	101,999	1,032,230
Texas Instruments, Inc.	78,800	2,883,292
Veeco Instruments, Inc. *	46,079	893,011
Xilinx, Inc.	188,900	4,937,846

		72,997,803
Software - 12.16%
Activision, Inc. *	201,434	4,348,960
Adobe Systems, Inc. *	75,972	3,316,938
Autodesk, Inc. *	130,408	6,516,488
BladeLogic, Inc. *	6,455	165,506
Citrix Systems, Inc. *	64,315	2,593,181
HCL Technologies Ltd *	65,500	503,719
Infosys Technologies, Ltd., ADR	34,100	1,650,099
Infosys Technologies, Ltd.	29,400	1,398,909
Microsoft Corp.	217,100	6,395,766
NAVTEQ Corp. *	33,800	2,635,386
Oracle Corp. *	286,285	6,198,070
Red Hat, Inc. *	203,400	4,041,558
Riverbed Technology, Inc. *	115,140	4,650,505
Satyam Computer Services, Ltd., ADR	18,100	468,609
Satyam Computer Services, Ltd.	106,700	1,202,325
Take-Two Interactive Software, Inc. * (a)	76,900	1,313,452
Tata Consultancy Services Ltd	83,500	2,219,298
THQ, Inc. *	18,200	454,636
TomTom NV *	27,225	2,110,000
VMware, Inc. Class A *	330	28,050

		52,211,455
Steel - 0.05%
Tenaris SA, ADR	4,090	215,216

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services - 8.38%
Alcatel SA, ADR	186,200	$1,895,516
Amdocs, Ltd. *	46,200	1,718,178
American Tower Corp., Class A *	37,700	1,641,458
Aruba Networks, Inc. *	15,400	308,000
Ciena Corp. *	55,414	2,110,165
Corning, Inc.	200,800	4,949,720
Finisar Corp. * (a)	501,900	1,405,320
JDS Uniphase Corp. *	111,625	1,669,910
Level 3 Communications, Inc. * (a)	387,034	1,799,708
Nokia Oyj, SADR	177,310	6,725,368
Optium Corp. * (a)	62,000	643,560
QUALCOMM, Inc.	158,930	6,716,382
Starent Networks Corp *	32,100	677,631
Telefonaktiebolaget LM Ericsson, SADR	93,300	3,713,340

		35,974,256
Toys, Amusements & Sporting Goods - 2.51%
Nintendo Company, Ltd.	20,705	10,768,473

Travel Services - 0.19%
Ctrip.com International, Ltd., ADR	15,936	825,485

TOTAL COMMON STOCKS (Cost $332,399,055)		$402,452,833

WARRANTS - 1.90%

Computers & Business Equipment - 0.10%
Asustek Computer Inc	137,700	417,231

Electronics - 0.59%
Merrill Lynch Call Hon Hai Precision Industry Co.
(Expiration date 11/17/2010; strike
price TWD .000001)	338,095	2,548,560

Semiconductors - 0.57%
MediaTek Inc	107,432	1,933,776
Richtek Technology Corp.	44,204	525,542

		2,459,318
Telecommunications Equipment &
Services - 0.64%
Bharti Airtel Ltd	115,697	2,737,391

TOTAL WARRANTS (Cost $7,016,108)		$8,162,500

CORPORATE BONDS - 0.19%

Broadcasting - 0.19%
Liberty Media
3.50% due 01/15/2031	855,000	828,281

TOTAL CORPORATE BONDS (Cost $686,167)		$828,281

SHORT TERM INVESTMENTS - 5.81%
John Hancock Cash Investment Trust	$14,527,705	$14,527,705
T. Rowe Price Reserve Investment Fund	10,428,081	10,428,081

TOTAL SHORT TERM INVESTMENTS
(Cost $24,955,786)		$24,955,786

Science & Technology Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.62%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$6,944,372 on 10/01/2007,
collateralized by $1,500,000
Federal Home Loan Mortgage
Corp., 5.55% due 06/13/2009
(valued at $1,528,125, including
interest) and $5,530,000 Federal
Home Loan Bank, 4.00% due
05/21/2013 (valued at $5,557,650,
including interest)	$6,942,000	$6,942,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,942,000)		$6,942,000

Total Investments (Science & Technology Trust)
(Cost $371,999,116) - 103.24%		$443,341,400
Liabilities in Excess of Other Assets - (3.24)%		(13,923,980)

TOTAL NET ASSETS - 100.00%		$429,417,420

Short-Term Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.45%

U.S. Treasury Notes - 4.45%
4.125% due 08/31/2012	$1,890,000	$1,881,436
4.50% due 04/30/2012	575,000	582,053
4.625% due 07/31/2009	1,150,000	1,163,206
4.25% due 10/31/2007	1,700,000	1,700,530
4.75% due 02/15/2010	6,700,000	6,814,108

		12,141,333

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,047,607)		$12,141,333

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.88%

Federal Home Loan Mortgage Corp. - 5.62%
5.25% due 07/18/2011	8,500,000	8,711,718
5.796% due 11/01/2033 (b)	457,969	461,901
5.882% due 03/01/2037 (b)	3,867,368	3,886,692
6.50% due 12/01/2009	117,878	118,960
7.00% due 12/01/2010 to 02/01/2014	1,179,050	1,213,890
7.50% due 11/01/2009 to 06/01/2012	238,338	244,248
8.00% due 06/01/2010	53,389	55,242
8.50% due 05/01/2015	594,003	641,201

		15,333,852
Federal National Mortgage
Association - 12.02%
4.25% due 08/15/2010	10,000,000	9,949,480
6.00% due 05/15/2008 to 01/01/2017	16,462,428	16,591,236
6.50% due 04/01/2017 to 08/01/2017	2,769,689	2,838,333
7.00% due 12/01/2010 to 07/01/2034	1,525,777	1,578,857
7.00% due 01/01/2033 (b)	77,777	78,898

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
7.103% due 09/01/2033 (b)	$638,799	$645,106
7.50% due 08/01/2009 to 07/01/2034	674,686	698,543
8.00% due 07/01/2014	357,028	375,379

		32,755,832
Government National Mortgage
Association - 0.24%
7.00% due 12/15/2008	72,543	72,997
8.00% due 12/15/2025	253,405	264,694
8.50% due 11/15/2015	285,393	303,850

		641,541

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $48,778,309)		$48,731,225

CORPORATE BONDS - 30.10%

Amusement & Theme Parks - 0.73%
Walt Disney Co, Series MTN
5.8238% due 09/10/2009 (b)	2,000,000	1,992,838

Banking - 1.61%
BAC Capital Trust XIII
6.0944% due 12/31/2049 (b)	2,000,000	1,865,690
Bank of America Corp.
5.375% due 09/11/2012	345,000	346,865
Glitnir Banki HF
6.375% due 09/25/2012	630,000	631,478
USB Capital IX
6.189% due 04/15/2042 (b)	1,000,000	1,000,664
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	545,000	541,344

		4,386,041
Broadcasting - 1.11%
Univision Communications, Inc.
3.50% due 10/15/2007	2,000,000	1,985,000
Viacom, Inc.
6.625% due 05/15/2011	1,000,000	1,037,571

		3,022,571
Building Materials & Construction - 1.06%
DR Horton, Inc.
7.50% due 12/01/2007	1,400,000	1,398,375
Ryland Group Inc
5.375% due 06/01/2008	1,500,000	1,480,776

		2,879,151
Cable & Television - 2.03%
Cox Communications, Inc.
6.2531% due 12/14/2007 (b)	1,000,000	1,000,880
Time Warner, Inc.
5.73% due 11/13/2009 (b)	2,500,000	2,470,618
6.75% due 04/15/2011	1,000,000	1,039,392
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,009,674

		5,520,564

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities - 1.33%
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008	$1,150,000	$1,148,899
Dominion Resources, Inc.
4.75% due 12/15/2010	1,000,000	985,719
Dominion Resources, Inc., Series B
5.554% due 11/14/2008 (b)	1,500,000	1,500,873

		3,635,491

Electronics - 0.37%
Tyco Electronics Group SA
6.00% due 10/01/2012	1,000,000	1,012,142

Energy - 0.73%
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007	2,000,000	1,998,968

Financial Services - 5.99%
Bear Stearns Co, Inc., Series MTN
5.9937% due 09/09/2009 (b)	2,000,000	1,968,042
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	950,000	951,577
CIT Group, Inc.
5.6495% due 11/03/2010 (b)	1,500,000	1,419,669
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	1,500,000	1,419,374
Janus Capital Group, Inc.
5.875% due 09/15/2011	1,000,000	996,437
Kaupthing Bank HF
6.06% due 01/15/2010 (b)	1,000,000	995,777
Lehman Brothers Holdings, Inc., Series MTN
5.63% due 11/16/2009 (b)	2,000,000	1,951,512
5.75% due 04/25/2011	1,000,000	1,003,421
Merrill Lynch & Co, Inc., Series MTN
5.89% due 08/14/2009 (b)	2,000,000	1,978,500
NiSource Finance Corp.
7.875% due 11/15/2010	1,000,000	1,070,382
SLM Corp.
4.50% due 07/26/2010	335,000	313,603
Vita Capital III, Ltd., Series B-I
6.46% due 01/01/2011 (b)	850,000	844,220
ZFS Finance USA Trust IV
5.875% due 05/09/2032	1,500,000	1,427,700

		16,340,214

Forest Products - 0.37%
Weyerhaeuser Co.
6.21% due 09/24/2009 (b)	1,000,000	999,936

Gas & Pipeline Utilities - 1.79%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	1,850,000	1,865,590
ONEOK Partners LP
5.90% due 04/01/2012	1,500,000	1,517,835
Rockies Express Pipeline, LLC.
6.4375% due 08/20/2009 (b)	1,500,000	1,498,837

		4,882,262

Healthcare Services - 0.33%
WellPoint, Inc.
3.75% due 12/14/2007	895,000	891,744

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Homebuilders - 0.15%
Centex Corp.
4.75% due 01/15/2008	$400,000	$396,584

Insurance - 3.82%
CNA Financial Corp.
6.00% due 08/15/2011	1,500,000	1,516,401
6.60% due 12/15/2008	1,400,000	1,415,674
Hartford Financial Services Group, Inc.
5.55% due 08/16/2008	1,250,000	1,252,910
6.375% due 11/01/2008	1,000,000	1,013,288
ING Security Life Institutional Funding
4.25% due 01/15/2010	895,000	886,973
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	1,500,000	1,524,807
W.R. Berkley Corp.
5.125% due 09/30/2010	1,300,000	1,311,465
Xstrata Finance Dubai Ltd.
5.723% due 11/13/2009	1,500,000	1,491,795

		10,413,313

Leisure Time - 0.36%
MGM MIRAGE
6.00% due 10/01/2009	1,000,000	992,500

Petroleum Services - 0.36%
Anadarko Petroleum Corp.
3.25% due 05/01/2008	1,000,000	986,976

Publishing - 0.33%
Dow Jones & Company, Inc.
3.875% due 02/15/2008	890,000	885,312

Real Estate - 4.61%
Colonial Realty, LP
4.75% due 02/01/2010	1,500,000	1,478,310
Duke Realty, LP
3.35% due 01/15/2008	1,625,000	1,617,607
iStar Financial, Inc., REIT
6.2444% due 03/16/2009 (b)	2,000,000	1,908,408
Lennar Corp.
7.625% due 03/01/2009	500,000	514,817
Rouse Company, REIT
3.625% due 03/15/2009	900,000	861,523
Simon Property Group, LP, REIT
3.75% due 01/30/2009	2,256,000	2,207,347
United Dominion Realty Trust, Inc., Series MTNE
4.50% due 03/03/2008	1,000,000	996,815
Vornado Realty, LP
5.60% due 02/15/2011	1,000,000	999,064
Westfield Group
5.40% due 10/01/2012	2,000,000	1,977,044

		12,560,935

Retail - 0.37%
CVS Caremark Corp.
5.66% due 06/01/2010 (b)	1,000,000	996,570

Retail Trade - 0.36%
Home Depot, Inc.
5.49% due 12/16/2009 (b)	1,000,000	986,997

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services - 0.39%
Deutsche Telekom International Finance BV
8.00% due 06/15/2010	$1,000,000	$1,071,181

Telephone - 1.16%
BellSouth Corp.
4.20% due 09/15/2009	1,200,000	1,181,690
Sprint Capital Corp.
6.375% due 05/01/2009	1,000,000	1,015,560
Telecom Italia Capital SA
4.00% due 01/15/2010	1,000,000	973,617

		3,170,867

Transportation - 0.74%
FedEx Corp.
5.50% due 08/15/2009	2,000,000	2,022,366

TOTAL CORPORATE BONDS (Cost $82,150,384)		$82,045,523

COLLATERALIZED MORTGAGE
OBLIGATIONS - 37.63%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class XP
0.8537% IO due 07/10/2042 (b)	61,238,284	1,161,133
Banc of America Funding Corp.,
Series 2005-H, Class 1A1
4.9924% due 11/20/2035 (b)	2,193,054	2,182,190
Banc of America Large Loan,
Series 2005-MIB1, Class B
6.0125% due 03/15/2022 (b)	850,000	845,913
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2006-4, Class 2A1
5.809% due 10/25/2036 (b)	5,128,910	5,160,856
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR3, Class A1
3.236% due 02/11/2041	561,588	552,258
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PW10, Class X2
0.059% IO due 12/11/2040 (b)	408,931,881	1,535,703
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class A2
5.478% due 10/12/2041	5,000,000	5,040,611
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class X2
0.447% IO due 09/11/2041 (b)	95,714,183	2,047,470
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
6.1925% due 03/15/2019 (b)	1,000,000	989,922
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	1,716,528	1,731,646
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
4.90% due 10/25/2035 (b)	799,694	794,302
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class XP
.36781% IO due 05/10/2043 (b)	71,865,507	785,914

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class X2
1.1126% IO due 03/10/2039 (b)	$35,175,007	$794,428
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
5.9525% due 11/15/2017 (b)	565,000	562,489
Commercial Mortgage Pass Through Certificates,
Series 2006-CN2A, Class AJFX
5.478% due 02/05/2019	2,700,000	2,728,129
Commercial Mortgage Pass Through Certificates,
Series 2006-FL12, Class B
5.49% due 12/15/2020 (b)	1,738,674	1,720,065
Countrywide Alternative Loan Trust,
Series 2003-3T1, Class A2
4.50% due 05/25/2033	578,379	573,776
Countrywide Home Loans,
Series 2005-HYB5, Class 1A2
4.87% due 09/20/2035 (b)	1,521,223	1,510,420
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class ASP
0.7891% IO due 09/15/2039 (b)	117,030,956	3,359,409
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA2
5.62% due 10/15/2021 (b)	2,000,000	1,993,128
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
5.9825% due 04/15/2021 (b)	675,000	673,093
Credit Suisse/Morgan Stanley Commercial
Mortgage Certificate, Series 2006-HC1A, Class A2
5.35125% due 05/15/2023 (b)(c)	1,000,000	989,476
Crown Castle Towers LLC, Series 2006-1A, Class C
5.469% due 11/15/2036	1,500,000	1,489,275
CS First Boston Mortgage Securities Corp.,
Series 2003-C3, Class A1
2.079% due 05/15/2038	575,097	569,798
Federal Home Loan Mortgage Corp.,
Series 2516, Class AX
8.50% due 01/15/2016	497,565	513,233
Federal Home Loan Mortgage Corp.,
Series 2589, Class GK
4.00% due 03/15/2026	1,421,296	1,411,312
Federal National Mortgage Association,
Series 2001-53, Class GH
8.00% due 09/25/2016	232,653	246,939
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0275% due 08/25/2034 (b)	1,610,149	1,602,297
GE Capital Commercial Mortgage Corp,
Series 2002-2A, Class A2
4.97% due 08/11/2036	1,576,141	1,577,441
Global Signal Trust, Series 2006-1, Class C
5.707% due 02/15/2036	670,000	663,414
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class AFX
5.3928% due 05/15/2037	2,000,000	1,977,940

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1
7.029% due 03/25/2036 (b)	$1,511,355	$1,514,181
Harborview Mortgage Loan Trust,
Series 2004-7, Class 2A3
6.744% due 11/19/2034 (b)	490,856	496,643
Harborview Mortgage Loan
Trust, Series 2005-4, Class 1A
5.0659% due 07/19/2035 (b)	874,338	876,935
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB16, Class X2
0.7032% IO due 05/12/2045 (b)	107,026,056	2,420,073
JP Morgan Mortgage Trust,
Series 2007-A1, Class 3A2
5.012% due 07/25/2035 (b)	6,371,142	6,299,600
LB-UBS Commercial Mortgage Trust,
Series 2003-C1, Class A1
2.72% due 03/15/2027	939,965	932,612
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class XCP
0.5383% IO due 09/15/2040 (b)	36,447,495	556,878
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCP
0.6467% IO due 09/15/2039 (b)	84,803,000	2,581,539
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2004-LLFA, Class A2
5.9225% due 10/15/2017 (b)	465,889	465,903
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2005-LLFA, Class E
6.0325% due 07/15/2018 (b)	1,270,000	1,267,124
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	2,654,908	2,731,219
Lehman XS Trust, Series 2007-5H, Class 3A4
6.45% due 05/25/2037	2,313,456	2,316,126
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.0907% due 03/25/2035 (b)	1,298,825	1,318,369
Merrill Lynch Mortgage Investors Inc,
Series 2003-A1, Class 1A
6.9369% due 12/25/2032 (b)	56,558	57,010
Merrill Lynch Mortgage Trust,
Series 2005-CKI1, Class A1
5.077% due 11/12/2037	2,436,336	2,437,040
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A1
5.528% due 05/12/2039 (b)	1,200,448	1,209,019
MLCC Mortgage Investors, Inc.,
Series 2003-C, Class B1
5.7813% due 06/25/2028 (b)	772,830	749,927
Morgan Stanley Capital I,
Series 2005-HQ6, Class X2
0.5307% IO due 08/13/2042 (b)(c)	35,090,742	625,457
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
5.84% due 12/20/2049 (b)(c)	1,000,000	885,750

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
5.94% due 12/20/2049 (b)(c)	$1,000,000	$846,230
Multi Security Asset Trust,
Series 2005-RR4A, Class A1
4.38% due 11/28/2035	2,480,305	2,439,482
Prudential Securities Secured Financing Corp,
Series 1998-C1, Class A1B
6.506% due 07/15/2008	1,189,133	1,188,953
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	1,700,518	1,675,640
SBA CMBS Trust, Series 2006-1A, Class A
5.314% due 11/15/2036	2,000,000	1,995,761
Sequoia Mortgage Trust, Series 2004-4, Class A
5.6206% due 05/20/2034 (b)	488,380	480,132
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
6.083% due 10/25/2034 (b)	1,353,288	1,368,894
Trapeza CDO LLC Series 2007-12A, Class B
5.9116% due 04/06/2042 (b)	1,500,000	1,328,250
WaMu Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.4207% due 11/23/2043	984,580	973,434
WAMu Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A8
4.8347% due 10/25/2035 (b)	867,714	856,315
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-2, Class A6
5.25% due 02/25/2018	2,818,465	2,804,246
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.94208% due 10/25/2035 (b)	908,602	910,557
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 4A1
4.9914% due 10/25/2035 (b)	4,686,591	4,655,710
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR17, Class A1
5.3394% due 10/25/2036 (b)	3,544,584	3,532,255

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $103,380,370)		$102,581,244

ASSET BACKED SECURITIES - 7.42%
Alesco Preferred Funding, Ltd., Series 12A, Class B
5.96% due 07/15/2037 (b)	310,000	295,585
Alesco Preferred Funding, Ltd., Series 14A, Class B
5.86% due 09/23/2037 (b)	1,310,000	1,231,400
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
5.89% due 12/23/2037 (b)	315,000	299,382
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)	1,000,000	952,510
Anthracite, Ltd., Series 2002-CIBA, Class A
5.95% due 05/24/2017 (b)	943,655	928,321
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	365,000	326,073

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)

Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	$610,000	$508,819
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.9663% due 03/20/2050 (b)	3,000,000	2,746,950
Cedarwoods Credit CDO Ltd.,
Series 2007-2A, Class B
5.89% due 02/25/2052 (b)	1,000,000	903,100
Countrywide Asset-Backed Certificates,
Series 2005-1, Class 1AV2
5.3313% due 07/25/2035 (b)	376,828	375,124
Crest Ltd., Series 2002-IGA, Class A
5.4606% due 07/28/2017 (b)	429,803	426,072
Crystal River Resecuritization, Series 2006-1
5.82% due 09/22/2047	2,100,000	1,822,406
Equity One ABS, Inc., Series 2004-2, Class AV2
5.3813% due 07/25/2034 (b)	42,960	40,461
Green Tree Financial Corp., Series 1996-8, Class A6
7.60% due 10/15/2027	122,893	127,707
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.905% due 11/25/2051 (b)	2,300,000	2,245,541
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.3713% due 11/25/2035 (b)	36,260	36,162
Long Beach Mortgage Loan Trust,
Series 2004-1, Class M3
5.8313% due 02/25/2034 (b)	4,000,000	3,794,442
Mesa West Capital CDO, Ltd.,
Series 2007-1A, Class A1
5.39% due 02/25/2047 (b)	435,000	420,522
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.47% due 02/01/2041 (b)	475,000	419,644
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.67% due 02/01/2041 (b)	475,000	405,560
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	900,000	865,219
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF2
5.533% due 05/25/2036 (b)	354,996	353,224
Renaissance Home Equity Loan Trust, Series
2006-1, Class AF3
5.608% due 05/25/2036 (b)	500,000	496,299
SACO I, Inc., Series 2006-8, Class AIO
5.50% IO due 06/25/2036 (b)	10,983,290	213,998

TOTAL ASSET BACKED SECURITIES
(Cost $21,446,349)		$20,234,521

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Short-Term Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.76%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$7,536,574 on 10/01/2007,
collateralized by $2,970,000
Federal Home Loan Bank, 4.00%
due 05/21/2013 (valued at
$2,984,850, including interest) and
$4,650,000 Federal National
Mortgage Association, 5.625% due
09/04/2012 (valued at $4,702,313,
including interest)	$7,534,000	$7,534,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,534,000)		$7,534,000

Total Investments (Short-Term Bond Trust)
(Cost $275,337,019) - 100.24%		$273,267,846
Liabilities in Excess of Other Assets - (0.24)%		(643,678)

TOTAL NET ASSETS - 100.00%		$272,624,168

Small Cap Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.16%

Advertising - 2.54%
Focus Media Holding, Ltd., ADR *	137,400	$7,971,948

Aerospace - 4.76%
Teledyne Technologies, Inc. *	86,574	4,622,186
TransDigm Group, Inc. *	111,690	5,105,350
Triumph Group, Inc. (a)	63,620	5,198,390

		14,925,926
Agriculture - 1.51%
Agrium, Inc.	86,950	4,728,341

Apparel & Textiles - 1.25%
Crocs, Inc. * (a)	45,410	3,053,823
Under Armour, Inc., Class A * (a)	14,420	862,604

		3,916,427
Auto Parts - 1.37%
LKQ Corp. *	123,710	4,306,345

Biotechnology - 2.12%
Arena Pharmaceuticals, Inc. * (a)	105,410	1,154,239
Charles River Laboratories International, Inc. *	97,840	5,493,716

		6,647,955
Business Services - 2.70%
FactSet Research Systems, Inc.	46,350	3,177,293
FTI Consulting, Inc. *	14,630	736,035
Kenexa Corp. *	97,420	2,998,588
TeleTech Holdings, Inc. *	64,830	1,550,085

		8,462,001

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television - 1.37%
Central European Media Enterprises, Ltd.,
Class A *	11,390	$1,044,577
Net Servicos de Comunicacao SA, PR ADR * (a)	195,530	3,241,887

		4,286,464
Cellular Communications - 0.86%
Cellcom Israel, Ltd.	110,690	2,691,981

Chemicals - 2.78%
FMC Corp.	27,464	1,428,677
Hercules, Inc.	171,570	3,606,402
Terra Industries, Inc. *	118,220	3,695,557

		8,730,636
Coal - 0.71%
Arch Coal, Inc.	66,360	2,238,986

Commercial Services - 2.63%
AerCap Holdings NV *	171,750	4,274,857
Live Nation, Inc. *	186,210	3,956,963

		8,231,820
Computers & Business Equipment - 2.68%
Diebold, Inc.	36,677	1,665,869
Foundry Networks, Inc. *	81,210	1,443,102
IHS, Inc., Class A *	64,910	3,666,766
Smart Modular Technologies (WWH), Inc. *	226,560	1,619,904

		8,395,641
Containers & Glass - 2.42%
Greif, Inc., Class A	47,860	2,904,145
Owens-Illinois, Inc. *	112,800	4,675,560

		7,579,705
Crude Petroleum & Natural Gas - 2.02%
Cabot Oil & Gas Corp.	89,860	3,159,478
Forest Oil Corp. * (a)	73,480	3,162,579

		6,322,057
Domestic Oil - 1.38%
Denbury Resources, Inc. *	97,010	4,335,377

Electrical Equipment - 2.18%
FLIR Systems, Inc. *	82,480	4,568,567
Genlyte Group, Inc. *	35,010	2,249,743

		6,818,310
Electronics - 0.69%
Mentor Graphics Corp. *	143,190	2,162,169

Energy - 0.96%
Trina Solar, Ltd., ADR * (a)	53,010	3,019,980

Financial Services - 4.05%
Dollar Financial Corp. *	122,770	3,502,628
Interactive Data Corp.	144,060	4,062,492
MF Global, Ltd. *	84,690	2,456,010
Portfolio Recovery Associates, Inc. * (a)	50,420	2,675,789

		12,696,919
Healthcare Products - 5.69%
AngioDynamics, Inc. * (a)	138,070	2,602,619

The accompanying notes are an integral part of the financial statements.
298

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Cytyc Corp. *	114,510	$5,456,401
Hologic, Inc. * (a)	63,390	3,866,790
Mindray Medical International, Ltd., ADR	66,540	2,857,893
The Medicines Company *	81,560	1,452,584
Volcano, Corp. *	97,870	1,608,983

		17,845,270
Healthcare Services - 2.42%
Emergency Medical Services Corp., Class A *	69,680	2,107,820
Healthsouth Corp. * (a)	83,280	1,458,233
ICON PLC, ADR *	78,980	4,030,349

		7,596,402
Hotels & Restaurants - 1.05%
Red Robin Gourmet Burgers, Inc. * (a)	76,520	3,282,708
Household Products - 0.71%
Jarden Corp. *	72,400	2,240,056
Industrial Machinery - 2.81%
Flowserve Corp.	77,230	5,883,381
Kennametal, Inc.	34,810	2,923,344

		8,806,725
Insurance - 3.06%
Allied World Assurance Holdings, Ltd.	93,790	4,868,639
ProAssurance Corp. *	87,960	4,738,405

		9,607,044
Internet Retail - 0.91%
Priceline.com, Inc. * (a)	32,100	2,848,875

Internet Service Provider - 1.78%
Equinix, Inc. *	62,800	5,569,732

Manufacturing - 0.94%
Acuity Brands, Inc.	58,340	2,945,003

Mining - 1.08%
Cleveland-Cliffs, Inc.	38,400	3,378,048

Mutual Funds - 1.97%
iShares Russell 2000 Growth Index Fund (a)	72,370	6,161,582

Petroleum Services - 1.26%
Complete Production Services, Inc. *	193,140	3,955,507

Pharmaceuticals - 2.31%
Alkermes, Inc. *	108,740	2,000,816
Amylin Pharmaceuticals, Inc. * (a)	42,310	2,115,500
Vertex Pharmaceuticals, Inc. *	39,120	1,502,599
Warner Chilcott, Ltd., Class A *	91,310	1,622,579

		7,241,494
Publishing - 1.37%
Dolan Media Company *	73,020	1,774,386
VistaPrint, Ltd. *	67,450	2,520,607

		4,294,993
Retail Trade - 8.32%
BJ's Wholesale Club, Inc. *	86,800	2,878,288
Citi Trends, Inc. * (a)	40,330	877,581

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Dick's Sporting Goods, Inc. *	101,530	$6,817,739
Dollar Tree Stores, Inc. *	117,350	4,757,369
Fossil, Inc. *	163,730	6,116,953
GameStop Corp., Class A *	82,290	4,637,042

		26,084,972
Sanitary Services - 2.40%
Stericycle, Inc. *	62,590	3,577,644
Waste Connections, Inc. *	124,405	3,951,103

		7,528,747
Semiconductors - 4.68%
Advanced Analogic Technologies, Inc. *	272,620	2,900,677
Emulex Corp. *	192,300	3,686,391
O2Micro International, Ltd., ADR *	174,430	2,698,432
Semtech Corp. *	144,540	2,960,179
Varian Semiconductor Equipment
Associates, Inc. *	45,165	2,417,231

		14,662,910
Software - 6.75%
ANSYS, Inc. *	155,520	5,314,118
Concur Technologies, Inc. *	42,090	1,326,677
FARO Technologies, Inc. *	30,850	1,362,028
Nuance Communications, Inc. *	58,540	1,130,407
Red Hat, Inc. *	147,860	2,937,978
THQ, Inc. *	49,609	1,239,233
TriZetto Group, Inc. *	108,030	1,891,605
VeriFone Holdings, Inc. *	101,950	4,519,444
Verint Systems, Inc. *	55,620	1,446,120

		21,167,610
Telecommunications Equipment &
Services - 0.92%
NICE Systems, Ltd., ADR *	80,856	2,897,879
Toys, Amusements & Sporting Goods - 0.80%
Marvel Entertainment, Inc. * (a)	106,680	2,500,579
Transportation - 1.91%
Aircastle, Ltd.	64,810	2,165,950
Navios Maritime Holdings, Inc.	291,790	3,834,121

		6,000,071
Travel Services - 2.04%
Ctrip.com International, Ltd., ADR	78,690	4,076,142
Orbitz Worldwide, Inc. * (a)	204,570	2,309,595

		6,385,737

TOTAL COMMON STOCKS (Cost $252,541,574)		$301,470,932

SHORT TERM INVESTMENTS - 12.11%
John Hancock Cash Investment Trust (c)	$37,945,942	$37,945,942

TOTAL SHORT TERM INVESTMENTS
(Cost $37,945,942)		$37,945,942

The accompanying notes are an integral part of the financial statements.
299

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.18%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$9,974,407 on 10/01/2007,
collateralized by $10,060,000
Federal National Mortgage
Association, 5.625% due
09/04/2012 (valued at
$10,173,175, including interest)	$9,971,000	$9,971,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,971,000)		$9,971,000

Total Investments (Small Cap Growth Trust)
(Cost $300,458,516) - 111.45%		$349,387,874
Liabilities in Excess of Other Assets - (11.45)%		(35,887,738)

TOTAL NET ASSETS - 100.00%		$313,500,136

Small Cap Index Trust
	Shares or
	Principal
	Amount	Value

CLOSED-END FUNDS - 0.02%

Investment Companies - 0.02%
Kayne Anderson Energy Development Fund (a)	3,489	$88,900

TOTAL CLOSED-END FUNDS (Cost $88,468)		$88,900

COMMON STOCKS - 97.61%

Advertising - 0.30%
Greenfield Online, Inc. *	7,127	108,687
inVentiv Health, Inc. *	9,780	428,560
Marchex, Inc., Class B	8,824	83,916
ValueClick, Inc. *	30,931	694,710

		1,315,873
Aerospace - 1.31%
AAR Corp. *	11,545	350,275
Argon ST, Inc. *	4,449	88,090
Curtiss-Wright Corp.	13,730	652,175
EDO Corp. (a)	5,522	309,287
Esterline Technologies Corp. *	7,954	453,776
GenCorp, Inc. *	18,621	222,707
HEICO Corp. (a)	8,118	400,704
Innovative Solutions & Support, Inc. * (a)	4,132	78,384
Integral Systems, Inc. (a)	4,108	88,281
Moog, Inc., Class A *	11,771	517,218
MTC Technologies, Inc. *	3,273	63,202
Orbital Sciences Corp., Class A *	18,472	410,817
Sequa Corp., Class A *	2,255	373,834
Teledyne Technologies, Inc. *	10,856	579,602
TransDigm Group, Inc. *	2,925	133,702
Triumph Group, Inc.	5,067	414,025
Woodward Governor Company	9,340	582,816

		5,718,895

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Agriculture - 0.16%
Andersons, Inc. (a)	4,771	$229,103
Cadiz, Inc. * (a)	4,225	79,853
Fresh Del Monte Produce, Inc. * (a)	8,879	255,271
Tejon Ranch Company *	3,692	152,849

		717,076
Air Freight - 0.04%
ABX Air, Inc. *	19,233	136,170
ExpressJet Holdings, Inc. *	18,522	57,233

		193,403
Air Travel - 0.48%
Airtran Holdings, Inc. * (a)	28,484	280,283
Alaska Air Group, Inc. *	13,021	300,655
JetBlue Airways Corp. *	55,214	509,073
Midwest Air Group, Inc. *	7,956	130,876
Pinnacle Airline Corp. *	6,510	104,290
Republic Airways Holdings, Inc. *	11,513	243,730
SkyWest, Inc.	20,075	505,288

		2,074,195
Aluminum - 0.14%
Century Aluminum Company *	7,259	382,187
Superior Essex, Inc. *	6,476	241,425

		623,612
Amusement & Theme Parks - 0.03%
Great Wolf Resorts, Inc. *	10,288	127,160

Apparel & Textiles - 1.79%
Bebe Stores, Inc. (a)	7,950	116,309
Brown Shoe, Inc.	13,708	265,935
Carter's, Inc. *	18,159	362,272
Cherokee, Inc. (a)	2,818	108,098
Columbia Sportswear Company (a)	4,413	244,083
Deckers Outdoor Corp. *	3,996	438,761
G & K Services, Class A	6,809	273,722
G-III Apparel Group, Ltd. *	4,462	87,857
Heelys, Inc. *	2,079	16,570
Iconix Brand Group, Inc. * (a)	15,839	376,810
Interface, Inc., Class A	17,084	308,366
Jos. A. Bank Clothiers, Inc. * (a)	5,660	189,157
Kellwood Company (a)	8,257	140,782
K-Swiss, Inc., Class A	8,239	188,756
Lululemon Athletica, Inc. *	5,688	239,067
Maidenform Brands, Inc. *	7,359	116,861
Movado Group, Inc.	5,425	173,166
Oakley, Inc.	7,675	222,805
Oxford Industries, Inc.	4,908	177,277
Perry Ellis International, Inc. *	4,044	112,059
Quiksilver, Inc. *	38,611	552,137
Skechers United States of America, Inc.,
Class A *	6,335	140,004
Stage Stores, Inc.	13,558	247,162
Steven Madden, Ltd. *	6,631	125,657

The accompanying notes are an integral part of the financial statements.
300

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Apparel & Textiles (continued)
The Gymboree Corp. *	10,196	$359,307
The Warnaco Group, Inc. *	14,457	564,835
Timberland Company, Class A *	14,694	278,598
True Religion Apparel, Inc. * (a)	4,614	81,206
Under Armour, Inc., Class A * (a)	7,682	459,537
Unifirst Corp.	4,536	169,919
Volcom, Inc. * (a)	4,488	190,830
Wolverine World Wide, Inc.	17,003	465,882

		7,793,787
Auto Parts - 1.17%
Accuride Corp. *	7,564	91,600
Aftermarket Technology Corp. *	6,897	218,911
American Axle & Manufacturing Holdings, Inc.	13,776	347,844
Amerigon, Inc. *	7,031	121,707
ArvinMeritor, Inc.	22,012	370,242
Commercial Vehicle Group, Inc. *	7,312	93,813
CSK Auto Corp. *	13,887	147,897
Exide Technologies * (a)	19,297	125,430
Federal Signal Corp.	14,998	230,369
Hayes Lemmerz International, Inc. *	30,310	126,090
Keystone Automotive Industries, Inc. *	5,151	246,012
Lear Corp. *	23,709	761,059
LKQ Corp. *	14,124	491,656
Miller Industries, Inc. *	3,582	61,324
Modine Manufacturing Company	10,271	273,414
Noble International, Ltd.	4,301	91,568
Pep Boys - Manny, Moe & Jack (a)	13,070	183,372
Standard Motor Products, Inc.	5,356	50,346
Superior Industries International, Inc. (a)	7,132	154,693
Tenneco, Inc. *	14,398	446,482
Titan International, Inc.	7,458	238,059
Visteon Corp. *	40,353	207,818

		5,079,706
Auto Services - 0.16%
Dollar Thrifty Automotive Group, Inc. *	7,419	257,365
Lithia Motors, Inc., Class A	5,043	86,034
Midas, Inc. *	5,030	94,916
Monro Muffler Brake, Inc.	4,180	141,242
RSC Holdings, Inc. *	6,289	103,140

		682,697
Automobiles - 0.17%
Asbury Automotive Group, Inc.	7,909	156,677
Group 1 Automotive, Inc.	7,575	254,293
Monaco Coach Corp.	9,330	130,900
Rush Enterprises, Inc., Class A *	7,175	181,886

		723,756
Banking - 7.15%
1st Source Corp. (a)	4,396	100,668
Alabama National BanCorp.	5,553	432,690
AMCORE Financial, Inc.	7,488	186,601
Americanwest BanCorp	6,597	129,367

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Ameris Bancorp	5,444	$98,428
Anchor BanCorp Wisconsin, Inc. (a)	7,323	197,721
Banco Latinoamericano de Exportaciones,
S.A.	8,844	160,784
Bancorp, Inc. *	3,954	72,991
Bank Mutual Corp. (a)	18,678	220,214
Bank of the Ozarks, Inc. (a)	4,487	136,988
BankAtlantic Bancorp, Inc., Class A	14,421	125,030
BankFinancial Corp.	9,328	147,569
BankUnited Financial Corp., Class A (a)	10,213	158,710
Banner Corp.	4,559	156,784
Boston Private Financial Holdings, Inc. (a)	11,922	331,908
Brookline Bancorp, Inc.	20,901	242,243
Capital City Bank Group, Inc. (a)	4,625	144,300
Capital Corp of the West	3,693	68,025
Capitol Bancorp, Ltd. (a)	4,567	113,399
Cascade Bancorp (a)	7,400	164,724
Cathay General Bancorp, Inc. (a)	16,019	515,972
Centennial Bank Holdings, Inc. *	18,274	116,954
Central Pacific Financial Corp. (a)	9,855	287,766
Chemical Financial Corp.	8,169	198,098
Chittenden Corp.	14,622	514,110
Citizens Banking Corp.	23,641	380,857
City Bank, Lynnwood, WA (a)	4,956	142,336
CoBiz, Inc. (a)	6,981	119,515
Columbia Banking System, Inc.	5,612	178,574
Community Bancorp - NV *	3,872	97,342
Community Bank Systems, Inc.	10,116	197,464
Community Banks, Inc.	7,886	234,924
Community Trust Bancorp, Inc.	5,299	159,182
Corus Bankshares, Inc. (a)	12,295	160,081
CVB Financial Corp. (a)	21,783	254,861
Dime Community Bancorp, Inc.	10,139	151,781
Downey Financial Corp. (a)	6,529	377,376
Enterprise Financial Services Corp. (a)	4,142	100,816
F.N.B. Corp. (a)	19,657	325,127
First BanCorp Puerto Rico (a)	26,029	247,276
First Bancorp (a)	5,010	102,104
First Charter Corp.	11,683	352,476
First Commonwealth Financial Corp. (a)	23,560	260,574
First Community Bancorp	8,099	443,096
First Community Bancshares, Inc.	3,933	142,493
First Financial BanCorp.	11,758	150,267
First Financial Bankshares, Inc. (a)	6,777	272,300
First Financial Corp. (a)	4,909	148,743
First Financial Holdings, Inc.	4,830	151,082
First Merchants Corp.	6,698	144,409
First Midwest BanCorp, Inc., Illinois	15,585	532,384
First Niagara Financial Group, Inc.	34,529	488,585
First Place Financial Corp. (a)	6,353	112,448
First State Bancorp	7,081	139,071
FirstFed Financial Corp. * (a)	5,213	258,304

The accompanying notes are an integral part of the financial statements.
301

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
FirstMerit Corp.	25,199	$497,932
Flagstar Bancorp, Inc. (a)	14,606	142,116
Flushing Financial Corp.	8,471	142,313
Franklin Bank Corp. *	8,668	79,746
Frontier Financial Corp. (a)	12,573	293,328
Glacier Bancorp, Inc. (a)	16,884	380,228
Great Southern Bancorp, Inc. (a)	4,548	112,972
Greater Bay Bancorp	15,922	439,447
Greene County Bancshares, Inc.	3,388	123,493
Greenhill & Company, Inc. (a)	5,900	360,195
Hancock Holding Company (a)	8,498	340,600
Hanmi Financial Corp.	12,886	199,604
Harleysville National Corp. (a)	10,137	161,077
Heartland Financial USA, Inc. (a)	5,311	109,141
Heritage Commerce Corp. (a)	4,935	104,474
Horizon Financial Corp.	5,128	103,996
IBERIABANK Corp.	3,913	206,019
Imperial Capital Bancorp, Inc.	2,185	61,726
Independent Bank Corp. - MA	5,049	149,955
Independent Bank Corp. - MI	7,729	85,405
Integra Bank Corp.	7,356	133,364
International Bancshares Corp.	16,140	350,238
KNBT Bancorp, Inc.	10,260	169,700
Macatawa Bank Corp. (a)	6,766	91,544
MainSource Financial Group, Inc. (a)	7,791	137,355
MB Financial, Inc.	11,619	401,436
Midwest Banc Holdings, Inc. (a)	6,757	99,801
Nara Bancorp, Inc.	7,663	119,696
National City Corp.	20,593	516,678
National Penn Bancshares, Inc. (a)	15,823	258,862
NetBank, Inc. *	17,160	1,167
NewAlliance Bancshares, Inc. (a)	35,408	519,789
Northwest Bancorp, Inc. (a)	6,339	180,408
Old National Bancorp	21,467	355,708
Old Second Bancorp, Inc. (a)	5,157	146,975
Omega Financial Corp. (a)	4,814	127,138
Pacific Capital Bancorp (a)	14,941	392,948
Park National Corp. (a)	3,932	342,870
Partners Trust Financial Group, Inc.	15,341	186,700
Peoples Bancorp, Inc.	4,524	118,438
PFF Bancorp, Inc.	7,778	119,315
Pinnacle Financial Partners, Inc. *	5,388	155,282
Preferred Bank, Los Angeles, CA	3,516	138,319
PrivateBancorp, Inc. (a)	5,966	207,855
Prosperity Bancshares, Inc.	11,257	373,282
Provident Bankshares Corp.	10,396	325,707
Provident Financial Services, Inc.	21,344	349,401
Provident New York Bancorp (a)	13,934	182,675
Renasant Corp. (a)	6,303	136,334
S & T Bancorp, Inc.	8,585	275,493
Sandy Spring Bancorp, Inc.	5,666	170,660
SCBT Financial Corp.	3,820	131,943

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Seacoast Banking Corp. of Florida (a)	5,664	$105,917
Security Bank Corp. (a)	6,009	75,233
Signature Bank *	9,300	327,639
Simmons First National Corp., Class A	5,294	139,444
Southwest Bancorp, Inc.	5,432	102,230
Sterling Bancorp	7,171	100,394
Sterling Bancshares, Inc.	23,706	270,485
Sterling Financial Corp., PA	8,926	153,081
Sterling Financial Corp., Spokane	16,314	439,010
Suffolk Bancorp	3,879	124,361
Superior Bancorp * (a)	12,823	113,227
Susquehanna Bancshares, Inc. (a)	16,603	333,720
SVB Financial Group *	10,642	504,005
Texas Capital Bancshares, Inc. *	7,700	167,398
The South Financial Group, Inc.	23,062	524,430
Tierone Corp.	5,883	155,723
Trico Bancshares (a)	5,576	124,178
TrustCo Bank Corp. (a)	25,044	273,731
Trustmark Corp.	15,437	432,853
UCBH Holdings, Inc.	31,485	550,358
Umpqua Holdings Corp.	19,156	383,312
Union Bankshares Corp. (a)	5,002	113,595
United Bankshares, Inc.	11,576	352,373
United Community Banks, Inc. (a)	11,446	280,656
Univest Corp. of Pennsylvania (a)	5,020	119,074
Virginia Commerce Bancorp, Inc. * (a)	6,472	92,808
W Holding Company, Inc. (a)	37,091	83,084
Washington Trust Bancorp, Inc.	5,095	137,412
WesBanco, Inc.	7,156	178,757
West Coast Bancorp	5,524	156,937
Westamerica Bancorp (a)	9,642	480,268
Western Alliance Bancorp * (a)	5,237	123,436
Wintrust Financial Corp.	7,669	327,390
Yardville National Bancorp	3,733	125,541

		31,130,800
Biotechnology - 2.19%
Acorda Therapeutics, Inc. *	6,669	122,376
Affymetrix, Inc. * (a)	21,229	538,580
Alnylam Pharmaceuticals, Inc. *	10,092	330,715
Applera Corp. - Celera Genomics Group *	24,209	340,379
Arena Pharmaceuticals, Inc. * (a)	18,838	206,276
Arqule, Inc. *	10,615	75,685
Bio Reference Labs, Inc. *	3,816	128,828
BioMimetic Therapeutics, Inc. *	3,588	47,864
Bio-Rad Laboratories, Inc., Class A *	5,792	524,176
Cytokinetics, Inc. *	10,972	56,177
Discovery Laboratories, Inc. *	27,264	73,340
Exelixis, Inc. *	30,037	318,092
Genomic Health, Inc. *	4,307	82,651
Genvec, Inc. * (a)	21,484	50,487
Geron Corp. * (a)	22,245	162,833

The accompanying notes are an integral part of the financial statements.
302

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
GTx, Inc. *	5,302	$86,317
Human Genome Sciences, Inc. * (a)	41,519	427,231
Illumina, Inc. * (a)	16,632	862,868
Immucor, Inc. *	21,400	765,050
Integra LifeSciences Holdings Corp. * (a)	5,617	272,874
Intermune, Inc. * (a)	8,419	161,055
Keryx Biopharmaceuticals, Inc. * (a)	14,582	144,945
Kosan Biosciences, Inc. *	14,114	70,711
Martek Biosciences Corp. * (a)	10,093	293,000
Medarex, Inc. *	39,066	553,175
Medivation, Inc. *	6,756	135,458
MGI Pharma, Inc. *	24,784	688,500
Momenta Pharmaceuticals, Inc. * (a)	7,442	84,764
Myriad Genetics, Inc. *	13,271	692,083
Nabi Biopharmaceuticals * (a)	20,570	83,514
Nektar Therapeutics *	28,580	252,361
Neurocrine Biosciences, Inc. * (a)	11,943	119,430
Osiris Therapeutics, Inc. * (a)	4,155	53,516
Pharmanet Development Group, Inc. *	5,836	169,419
PRA International *	6,134	180,340
Progenics Pharmaceuticals, Inc. *	7,111	157,224
Regeneration Technologies, Inc. *	9,792	104,970
Telik, Inc. * (a)	17,587	51,178
Tercica, Inc. * (a)	11,029	68,380

		9,536,822
Broadcasting - 0.62%
Acacia Research - Acacia Technologies *	9,544	140,106
Belo Corp., Class A	26,075	452,662
Citadel Broadcasting Corp.	57,634	239,757
CKX, Inc. *	11,799	145,246
Cox Radio, Inc., Class A *	10,763	140,457
Cumulus Media, Inc., Class A * (a)	10,343	105,705
Emmis Communications Corp., Class A *	10,847	53,584
Entercom Communications Corp. (a)	10,196	197,089
Entravision Communications Corp., Class A *	21,730	200,351
Fisher Communications, Inc. *	2,346	116,995
Gray Television, Inc.	13,603	115,489
Journal Communications, Inc.	15,001	142,209
Mediacom Communications Corp., Class A *	17,470	123,164
Nexstar Broadcasting Group, Inc. *	3,690	38,708
Radio One, Inc., Class D *	24,683	92,068
Sinclair Broadcast Group, Inc., Class A (a)	16,029	192,989
Spanish Broadcasting System, Inc., Class A *	13,982	36,074
Westwood One, Inc.	22,698	62,420
World Wrestling Entertainment, Inc., Class A	7,738	116,689

		2,711,762
Building Materials & Construction - 1.07%
Apogee Enterprises, Inc.	9,176	238,025
Beacon Roofing Supply, Inc. * (a)	14,066	143,755
Builders FirstSource, Inc. *	5,319	57,339
Drew Industries, Inc. *	5,830	237,164

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction
(continued)
Dycom Industries, Inc. *	12,751	$390,563
EMCOR Group, Inc. *	19,858	622,747
Granite Construction, Inc.	11,199	593,771
Griffon Corp. *	9,388	141,759
Home Solutions of America, Inc. * (a)	12,693	43,029
Interline Brands, Inc. *	8,726	200,611
LSI Industries, Inc.	6,558	134,570
NCI Building Systems, Inc. * (a)	6,364	274,988
Perini Corp. *	8,350	467,016
Texas Industries, Inc. (a)	8,504	667,564
Trex Company, Inc. * (a)	4,247	47,227
U.S. Concrete, Inc. *	11,383	75,014
WCI Communities, Inc. * (a)	9,736	58,319
Williams Scotsman International, Inc. *	9,471	262,441

		4,655,902
Business Services - 4.62%
ABM Industries, Inc.	13,573	271,188
Administaff, Inc. (a)	7,305	265,171
AMERCO, Inc. * (a)	3,325	211,004
Arbitron, Inc.	9,276	420,574
BearingPoint, Inc. *	61,759	250,124
Black Box Corp.	5,483	234,453
Bowne & Company, Inc.	8,889	148,091
Bright Horizons Family Solutions, Inc. *	8,273	354,415
Catalina Marketing Corp. *	11,243	364,161
CDI Corp.	4,123	114,949
Coinstar, Inc. *	8,704	280,008
Compass Diversified Trust	7,031	112,918
Compucredit Corp. *	6,358	138,032
COMSYS IT Partners, Inc. *	5,711	96,002
Core-Mark Holding Company, Inc. *	3,277	115,449
Cornell Corrections, Inc. *	3,676	86,570
CoStar Group, Inc. *	6,014	321,448
CRA International, Inc. *	3,934	189,579
CSG Systems International, Inc. *	13,500	286,875
Deluxe Corp.	16,146	594,819
DG Fastchannel, Inc. *	4,343	102,408
Diamond Management & Technology
Consultants, Inc.	9,046	83,223
Electro Rent Corp.	6,086	85,265
Ennis Business Forms, Inc.	8,243	181,676
Euronet Worldwide, Inc. * (a)	14,279	425,086
Exponent, Inc. *	5,244	131,572
EZCORP, Inc., Class A *	11,964	160,916
Forrester Research, Inc. *	5,003	117,921
FTI Consulting, Inc. *	13,384	673,349
Gartner Group, Inc., Class A *	21,371	522,735
Gevity HR, Inc.	7,819	80,145
Global Cash Access, Inc. *	13,986	148,112
Global Sources Ltd. *	4,915	108,965
GSI Commerce, Inc. * (a)	6,243	166,064

The accompanying notes are an integral part of the financial statements.
303

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PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Healthcare Services Group, Inc. (a)	13,362	$270,848
Heidrick & Struggles International, Inc. *	5,652	206,015
Hudson Highland Group, Inc. *	7,940	101,076
Huron Consulting Group, Inc. *	5,877	426,788
Informatica Corp. *	27,431	430,667
Insight Enterprises, Inc. *	15,213	392,647
Intervoice Brite, Inc. *	13,716	128,793
Jackson Hewitt Tax Service, Inc.	10,112	282,731
Kelly Services, Inc., Class A	7,411	146,812
Kendle International, Inc. *	3,942	163,711
Kenexa Corp. *	7,865	242,085
Kforce, Inc. *	9,954	128,008
Korn/Ferry International *	13,380	220,904
Labor Ready, Inc. *	14,468	267,803
LECG Corp. *	8,595	128,065
MAXIMUS, Inc.	6,762	294,688
McGrath Rentcorp	8,032	266,984
Michael Baker Corp. *	2,550	124,975
MPS Group, Inc. *	31,823	354,826
Navigant Consulting Company * (a)	18,048	228,488
Net 1 UEPS Technologies, Inc. *	13,092	355,710
On Assignment, Inc. *	11,400	106,476
Perot Systems Corp., Class A *	26,912	455,082
PHH Corp. *	16,572	435,512
Pre-Paid Legal Services, Inc. *	2,800	155,288
Quest Software, Inc. *	21,356	366,469
Resource America, Inc.	4,575	72,239
Resources Connection, Inc. *	15,226	352,482
Rollins, Inc.	8,998	240,157
SAIC, Inc. *	30,557	586,389
ScanSource, Inc. *	8,144	228,928
Seachange International, Inc. *	10,338	71,539
SonicWALL, Inc. *	20,340	177,568
Sotheby's	20,545	981,846
Source Interlink Companies *	11,886	41,839
Spherion Corp. *	17,905	147,895
SRA International, Inc., Class A *	12,798	359,368
SYNNEX Corp. *	5,121	105,288
Syntel, Inc.	3,948	164,158
TeleTech Holdings, Inc. *	12,972	310,160
Tetra Tech, Inc. *	18,103	382,335
Tyler Technologies, Inc. *	12,691	169,425
Viad Corp.	6,551	235,836
Volt Information Sciences, Inc. *	4,156	73,312
Watson Wyatt Worldwide, Inc., Class A	13,211	593,702
Wind River Systems, Inc. *	23,680	278,714

		20,097,898
Cable & Television - 0.57%
Charter Communications, Inc., Class A *	126,299	325,852
Gemstar-TV Guide International, Inc. *	78,014	542,978
Knology Inc *	8,234	137,755

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television (continued)
Lin TV Corp. *	8,622	$112,172
LodgeNet Entertainment Corp. *	7,165	181,704
Time Warner Telecom, Inc., Class A *	44,891	986,255
TiVo, Inc. * (a)	30,743	195,218

		2,481,934
Cellular Communications - 0.47%
Brightpoint, Inc. *	15,823	237,503
Dobson Communications Corp., Class A *	45,368	580,257
iPCS, Inc. *	5,552	190,933
Novatel Wireless, Inc. *	9,472	214,541
RF Micro Devices, Inc. *	60,175	404,978
Rural Cellular Corp., Class A *	3,856	167,736
Syniverse Holdings, Inc. *	8,051	128,011
USA Mobility, Inc.	7,303	123,201

		2,047,160
Chemicals - 2.30%
A. Schulman, Inc.	8,691	171,473
Albany Molecular Research, Inc. *	8,250	124,575
American Vanguard Corp. (a)	6,215	121,317
Arch Chemicals, Inc.	7,622	357,319
Balchem Corp.	6,444	131,522
Calgon Carbon Corp. * (a)	12,781	178,423
Cambrex Corp.	9,154	99,687
CF Industries Holdings, Inc.	17,220	1,307,170
Ferro Corp.	13,471	269,151
Georgia Gulf Corp. (a)	10,858	150,926
H.B. Fuller Company	18,790	557,687
Hercules, Inc.	36,245	761,870
Innophos Holdings, Inc.	7,154	109,027
Innospec, Inc.	7,608	173,310
Landec Corp. *	7,462	115,363
LSB Industries, Inc. * (a)	4,850	114,703
Metabolix, Inc. *	4,613	111,911
Minerals Technologies, Inc.	5,919	396,573
Newmarket Corp.	4,801	237,073
Olin Corp.	22,915	512,838
OM Group, Inc. *	9,263	489,179
PolyOne Corp. *	29,262	218,587
Rockwood Holdings, Inc. *	10,906	390,762
Sensient Technologies Corp.	15,046	434,378
ShengdaTech, Inc. * (a)	10,683	64,419
Terra Industries, Inc. *	28,886	902,976
Tronox, Inc.	13,174	118,961
UAP Holding Corp.	16,108	505,147
W. R. Grace & Company *	21,826	586,246
Zoltek Companies, Inc. *	6,768	295,288

		10,007,861
Coal - 0.15%
Alpha Natural Resources, Inc. *	20,416	474,264
International Coal Group, Inc. * (a)	39,707	176,299

		650,563

The accompanying notes are an integral part of the financial statements.
304

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PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Colleges & Universities - 0.10%
Corinthian Colleges, Inc. *	27,122	$431,511

Commercial Services - 0.82%
CBIZ, Inc. *	16,107	128,051
Cenveo, Inc. *	16,710	361,437
Chemed Corp.	7,834	486,961
Coinmach Service Corp.	10,118	121,315
DynCorp International, Inc. *	7,852	181,460
Exlservice Holdings, Inc. * (a)	7,173	152,498
HMS Holdings Corp. *	6,773	166,683
Live Nation, Inc. *	20,231	429,909
Morningstar, Inc. *	3,811	233,995
Odyssey Marine Exploration, Inc. * (a)	13,291	82,271
PeopleSupport, Inc. * (a)	7,984	95,489
Perficient, Inc. *	9,172	200,592
Providence Service Corp. * (a)	3,850	113,036
Team, Inc. *	5,376	147,195
TNS, Inc. *	8,349	134,085
Waste Services, Inc. * (a)	6,655	64,620
Wright Express Corp. *	12,427	453,461

		3,553,058
Computers & Business Equipment - 3.24%
3Com Corp. *	120,532	595,428
3D Systems Corp. * (a)	4,923	116,281
Acme Packet, Inc. * (a)	6,972	107,508
Agilysys, Inc. (a)	9,629	162,730
Avanex Corp. * (a)	61,565	100,967
Avocent Corp. *	15,688	456,835
Benchmark Electronics, Inc. *	22,294	532,158
BigBand Networks, Inc. * (a)	3,853	24,659
Blue Coat Systems, Inc. *	3,995	314,646
CACI International, Inc., Class A *	9,513	486,019
Cogent, Inc. *	13,441	210,755
Cray, Inc. *	10,624	76,493
Digi International, Inc. *	8,985	127,946
Echelon Corp. * (a)	9,414	235,444
Electronics for Imaging, Inc. *	17,647	473,998
EMS Technologies, Inc. *	5,421	132,977
Extreme Networks, Inc. *	37,799	145,148
Falconstor Software, Inc. * (a)	10,392	125,224
Foundry Networks, Inc. *	45,212	803,417
Gateway, Inc. *	94,919	178,448
Gerber Scientific, Inc. *	7,936	86,106
Hurco Companies, Inc. *	1,861	100,606
Hypercom Corp. *	16,663	75,317
IHS, Inc., Class A *	9,750	550,777
Immersion Corp. * (a)	8,607	140,983
InPhonic, Inc. * (a)	8,090	22,247
Intermec, Inc. * (a)	18,819	491,552
Internap Network Services Corp. * (a)	15,266	216,319
Ixia *	14,504	126,475
Jack Henry & Associates, Inc.	24,370	630,208

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
L-1 Identity Solutions, Inc. * (a)	18,360	$346,086
Liveperson, Inc. *	12,282	75,657
Micros Systems, Inc. *	12,580	818,581
MTS Systems Corp.	5,547	230,755
Ness Technologies, Inc. *	10,926	119,312
NETGEAR, Inc. *	10,771	327,654
Palm, Inc. *	32,054	521,519
Parametric Technology Corp. *	35,845	624,420
Plexus Corp. *	14,400	394,560
Quantum Corp. *	61,796	210,106
Rackable Systems, Inc. * (a)	9,251	119,985
Radiant Systems, Inc. *	9,360	148,169
RadiSys Corp. *	7,291	90,773
Rimage Corp. *	3,579	80,313
SI International, Inc. *	4,237	121,051
Sigma Designs, Inc. *	7,163	345,543
Silicon Graphics, Inc. * (a)	2,325	45,919
Silicon Storage Technology, Inc. *	31,273	100,699
Smart Modular Technologies (WWH), Inc. *	15,660	111,969
Sonic Solutions * (a)	7,495	78,473
Standard Microsystems Corp. *	7,151	274,741
STEC, Inc. *	10,430	79,581
Stratasys, Inc. *	6,576	181,235
Sykes Enterprises, Inc. *	9,888	164,240
Synaptics, Inc. *	8,012	382,653
Trident Microsystems, Inc. *	17,619	279,966

		14,121,631
Construction & Mining Equipment - 0.73%
A.S.V., Inc. * (a)	6,527	91,574
Astec Industries, Inc. *	5,667	325,569
Bucyrus International, Inc., Class A	11,580	844,529
Carbo Ceramics, Inc. (a)	6,294	319,295
Gulf Islands Fabrication, Inc.	3,543	136,016
Kaman Corp., Class A	7,734	267,287
Layne Christensen Company *	4,264	236,567
Matrix Service Company *	7,731	161,964
Washington Group International, Inc. *	9,062	795,734

		3,178,535
Construction Materials - 0.51%
Ameron International Corp.	2,851	301,550
Applied Industrial Technologies, Inc.	13,497	416,113
Clarcor, Inc.	15,955	545,821
Columbus McKinnon Corp. *	5,935	147,722
Comfort Systems USA, Inc.	13,777	195,633
Simpson Manufacturing Company, Inc.	11,491	365,988
Standex International Corp.	4,616	95,459
Universal Forest Products, Inc.	5,163	154,374

		2,222,660
Containers & Glass - 0.36%
Graphic Packaging Corp. *	21,136	95,535

The accompanying notes are an integral part of the financial statements.
305

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Containers & Glass (continued)
Greif, Inc., Class A	10,230	$620,756
Mobile Mini, Inc. *	11,286	272,670
Silgan Holdings, Inc.	7,840	421,400
TAL International Group, Inc.	5,509	138,110

		1,548,471
Correctional Facilities - 0.11%
The Geo Group, Inc. *	15,728	465,706

Cosmetics & Toiletries - 0.38%
Chattem, Inc. * (a)	5,281	372,416
Elizabeth Arden, Inc. *	7,970	214,871
Helen of Troy, Ltd. *	9,474	182,943
Intermediate Parfums, Inc.	2,995	70,892
Nu Skin Enterprises, Inc., Class A	16,039	259,190
Revlon, Inc., Class A * (a)	63,482	73,004
Sally Beauty Holdings, Inc. *	29,103	245,921
Steiner Leisure, Ltd. *	5,407	234,664

		1,653,901
Crude Petroleum & Natural Gas - 1.16%
Allis-Chalmers Energy, Inc. * (a)	7,873	149,115
Arena Resources, Inc. *	4,202	275,231
Bill Barrett Corp. * (a)	9,581	377,587
Bois d'Arc Energy, Inc. *	5,830	111,761
Carrizo Oil & Gas, Inc. * (a)	7,057	316,577
Contango Oil & Gas Company * (a)	4,199	152,004
Edge Petroleum Corp. * (a)	9,238	118,616
EXCO Resources, Inc. *	19,165	316,989
FX Energy, Inc. * (a)	11,823	88,081
Geokinetics, Inc. *	2,335	54,522
GMX Resources, Inc. * (a)	3,701	119,061
Goodrich Petroleum Corp. * (a)	4,816	152,667
Gulfport Energy Corp. *	6,379	150,927
Harvest Natural Resources, Inc. *	12,482	149,035
MarkWest Hydrocarbon, Inc.	2,106	122,422
Oilsands Quest, Inc. * (a)	34,505	152,857
Parallel Petroleum Corp. *	11,816	200,754
Penn Virginia Corp.	11,725	515,666
Petroquest Energy, Inc. *	13,128	140,863
SulphCo, Inc. * (a)	14,555	128,084
Superior Offshore International, Inc. *	3,366	37,868
Swift Energy Company *	9,294	380,311
Toreador Resources Corp. * (a)	4,993	59,067
TXCO Resources, Inc. *	11,164	100,029
Vaalco Energy, Inc. *	19,873	90,820
Venoco, Inc. *	4,015	68,857
Whiting Petroleum Corp. *	11,476	510,108

		5,039,879
Domestic Oil - 1.08%
Atlas America, Inc.	7,183	370,858
Berry Petroleum Company, Class A (a)	12,322	487,828
Brigham Exploration Company *	16,319	96,772
Comstock Resources, Inc. *	13,786	425,160

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil (continued)
Delta Petroleum Corp. * (a)	20,480	$367,616
Encore Aquisition Company *	16,492	521,972
Energy Partners, Ltd. *	8,917	130,901
EnergySouth, Inc. (a)	2,608	131,495
GeoGlobal Resources, Inc. * (a)	10,303	37,091
Mariner Energy, Inc. *	27,053	560,268
McMoran Exploration Company * (a)	7,711	103,713
Meridian Resource Corp. *	31,173	77,309
Oil States International, Inc. *	15,179	733,146
Stone Energy Corp. *	8,756	350,327
Union Drilling, Inc. *	5,010	73,046
Warren Resources, Inc. *	17,079	214,171

		4,681,673
Drugs & Health Care - 1.97%
Abaxis, Inc. * (a)	6,523	146,441
Abiomed, Inc. * (a)	9,414	117,016
Acadia Pharmaceuticals, Inc. * (a)	9,733	146,482
Alpharma Inc., Class A	13,498	288,317
Ariad Pharmaceuticals, Inc. * (a)	22,513	104,235
Arrow International, Inc.	7,681	349,409
Bioenvision, Inc. * (a)	17,604	92,949
BioMarin Pharmaceutical, Inc. *	29,706	739,679
Cell Genesys, Inc. * (a)	23,346	89,182
CV Therapeutics, Inc. * (a)	18,663	167,594
Datascope Corp.	4,232	143,084
Dendreon Corp. * (a)	26,041	200,255
Durect Corp. * (a)	21,280	116,614
Gentiva Health Services, Inc. *	8,738	167,857
Hansen Medical, Inc. *	3,132	84,909
I-Flow Corp. * (a)	6,752	125,520
Immunomedics, Inc. *	18,626	42,654
Invacare Corp.	9,141	213,717
K-V Pharmaceutical Company, Class A *	11,025	315,315
Landauer, Inc.	3,040	154,918
Luminex Corp. * (a)	11,001	165,895
Mannatech, Inc. (a)	5,195	42,079
Matria Healthcare, Inc. * (a)	6,704	175,377
Maxygen, Inc. *	8,172	55,651
Medical Action, Inc. *	5,023	118,844
Mentor Corp. (a)	12,077	556,146
Meridian Bioscience, Inc.	12,452	377,545
Molina Healthcare, Inc. *	4,184	151,754
Neurogen Corp. *	10,627	47,184
OraSure Technologies, Inc. *	15,705	157,835
Pain Therapeutics, Inc. * (a)	11,368	106,291
Parexel International Corp. *	8,671	357,852
Perrigo Company	23,992	512,229
Quidel Corp. *	9,171	179,385
Res-Care, Inc. *	7,855	179,408
Savient Pharmaceuticals, Inc. *	16,563	240,992
Seattle Genetics, Inc. *	13,136	147,649

The accompanying notes are an integral part of the financial statements.
306

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
Vital Signs, Inc.	3,436	$179,153
Vivus, Inc. *	19,223	95,346
West Pharmaceutical Services, Inc. (a)	10,234	426,348
XenoPort, Inc. *	6,759	318,011
Zymogenetics, Inc. *	12,650	165,082

		8,562,203
Educational Services - 0.47%
Capella Education Co. *	3,403	190,262
DeVry, Inc.	18,628	689,422
INVESTools, Inc. *	16,460	199,001
Leapfrog Enterprises, Inc., Class A * (a)	10,843	89,455
Strayer Education, Inc.	4,534	764,569
Universal Technical Institute, Inc. * (a)	7,444	133,992

		2,066,701
Electrical Equipment - 1.81%
A.O. Smith Corp.	6,425	281,929
Aaon, Inc.	4,765	94,013
American Science & Engineering, Inc. (a)	2,893	181,275
Anaren, Inc. *	6,027	84,981
Anixter International, Inc. *	9,456	779,647
Audiovox Corp., Class A *	6,075	62,512
AZZ, Inc. *	3,758	131,380
Baldor Electric Company	14,191	566,930
Cohu, Inc.	7,837	146,944
Coleman Cable, Inc. *	2,793	38,655
DTS, Inc. *	6,027	183,040
Encore Wire Corp. (a)	7,340	184,454
Excel Technology, Inc. *	4,471	111,551
FLIR Systems, Inc. *	20,513	1,136,215
Genlyte Group, Inc. *	8,907	572,364
GrafTech International, Ltd. *	30,947	552,094
Greatbatch, Inc. *	6,988	185,811
Houston Wire & Cable Company (a)	5,365	97,160
Lamson & Sessions Company *	4,511	121,617
Littelfuse, Inc. *	6,880	245,547
Methode Electronics, Inc.	11,573	174,174
Powell Industries, Inc. *	2,786	105,562
Power-One, Inc. * (a)	23,396	119,320
Universal Electronics, Inc. *	4,625	150,312
Varian, Inc. *	9,488	603,532
Vicor Corp.	6,901	83,640
W.H. Brady Company, Class A	15,669	562,204
Watsco, Inc. (a)	7,072	328,353

		7,885,216
Electrical Utilities - 1.55%
Allete, Inc.	8,016	358,796
Avista Corp.	16,451	334,778
Black Hills Corp.	11,708	480,262
Central Vermont Public Service Corp. (a)	3,482	127,232
CH Energy Group, Inc.	5,356	256,017
Cleco Corp.	18,489	467,217

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
El Paso Electric Company *	14,319	$331,198
Empire District Electric Company (a)	9,925	224,206
IDACORP, Inc. (a)	13,577	444,511
ITC Holdings Corp.	13,222	655,150
MGE Energy, Inc.	6,982	233,478
NorthWestern Corp.	11,384	309,303
Otter Tail Corp. (a)	9,385	334,575
Pike Electric Corp. *	5,885	110,403
PNM Resources, Inc.	23,623	549,943
Portland General Electric Company	9,257	257,347
UIL Holding Corp.	8,207	258,521
Unisource Energy Corp.	11,018	329,328
Westar Energy, Inc.	27,357	671,888

		6,734,153
Electronics - 2.20%
Adaptec, Inc. *	38,713	147,884
Anadigics, Inc. * (a)	18,297	330,810
Analogic Corp.	4,341	276,782
Bel Fuse, Inc., Class B	3,870	134,134
Belden, Inc.	13,936	653,738
Checkpoint Systems, Inc. *	12,258	323,489
Comtech Group, Inc. *	6,150	111,991
CTS Corp.	12,117	156,309
Cubic Corp.	4,969	209,543
Cynosure, Inc. *	2,483	91,623
Daktronics, Inc.	9,941	270,594
Electro Scientific Industries, Inc. *	9,280	222,349
Enersys *	6,815	121,102
FEI Company *	11,014	346,170
Franklin Electric, Inc. (a)	6,090	250,360
Hutchinson Technology, Inc. * (a)	8,226	202,360
II-VI, Inc. *	7,395	255,349
Imation Corp.	10,881	266,911
Integrated Electrical Services, Inc. *	4,403	112,761
IPG Photonics Corp. *	3,092	60,789
Itron, Inc. * (a)	9,271	862,852
Kemet Corp. *	25,917	190,490
LoJack Corp. *	6,052	114,746
Measurement Specialties, Inc. *	4,893	136,515
Medis Technologies, Ltd. * (a)	7,307	94,991
Mentor Graphics Corp. *	26,899	406,175
Mercury Computer Systems, Inc. *	7,772	79,896
Newport Corp. *	10,927	166,418
OSI Systems, Inc. *	4,882	109,894
Park Electrochemical Corp.	6,362	213,636
Rogers Corp. *	5,541	228,234
SiRF Technology Holdings, Inc. * (a)	16,432	350,823
Sonic Innovations, Inc. *	8,889	81,512
Stoneridge, Inc. *	4,961	50,602
Supertex, Inc. * (a)	3,669	146,320
Sycamore Networks, Inc. *	55,985	227,859

The accompanying notes are an integral part of the financial statements.
307

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Syntax-Brillian Corp. * (a)	17,969	$73,134
Taser International, Inc. * (a)	19,426	304,794
Technitrol, Inc.	12,706	342,427
TTM Technologies, Inc. *	13,250	153,302
Universal Display Corp. * (a)	8,241	146,030
X-Rite, Inc.	9,349	134,999
Zoran Corp. *	15,405	311,181
Zygo Corp. *	6,335	82,545

		9,554,423
Energy - 0.61%
Alon USA Energy, Inc.	4,055	136,978
Aventine Renewable Energy Holdings, Inc. * (a)	10,222	108,047
Energy Conversion Devices, Inc. * (a)	12,243	278,161
Evergreen Energy, Inc. * (a)	26,303	134,145
Evergreen Solar, Inc. * (a)	29,336	261,970
Fuelcell Energy, Inc. * (a)	20,748	185,487
Headwaters, Inc. * (a)	12,428	184,929
Horizon Offshore, Inc. *	10,299	169,934
New Jersey Resources Corp.	8,726	432,722
Ormat Technologies, Inc. (a)	4,279	198,289
Pacific Ethanol, Inc. * (a)	11,118	106,955
Rosetta Resources, Inc. *	15,911	291,808
VeraSun Energy Corp. * (a)	10,414	114,554
Verenium Corp. * (a)	10,512	55,503

		2,659,482
Financial Services - 2.97%
Accredited Home Lenders Holding Company * (a)	6,523	76,123
Actrade Financial Technologies, Ltd. *	722	917
Advance America Cash Advance Centers, Inc.	20,955	223,590
Advanta Corp., Class B	11,617	318,538
Asset Acceptance Capital Corp. * (a)	5,666	65,726
Asta Funding, Inc. (a)	3,602	138,029
Authorize.Net Holdings, Inc. *	9,011	158,864
Bankrate, Inc. * (a)	3,420	157,730
Calamos Asset Management, Inc.	7,389	208,592
Capital Southwest Corp.	992	121,778
Cass Information Systems, Inc. (a)	2,274	81,341
Centerline Holding Company (a)	16,179	248,348
City Holding Company	5,984	217,877
Clayton Holdings, Inc. *	3,981	31,888
Cohen & Steers, Inc.	5,418	200,629
Cowen Group, Inc. *	5,315	73,453
Delphi Financial Group, Inc.	13,815	558,402
Delta Financial Corp. (a)	5,584	27,417
Dollar Financial Corp. *	5,081	144,961
Encore Capital Group, Inc. *	5,633	66,469
Evercore Partners, Inc.	2,993	78,686
FBR Capital Markets Corp. *	9,667	124,511
FCStone Group, Inc. * (a)	2,783	89,791
Federal Agricultural Mortgage Corp., Class C	3,676	107,927
Financial Federal Corp.	8,642	242,062

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Fremont General Corp. (a)	21,135	$82,427
Friedman, Billings, Ramsey Group, Inc. (a)	49,210	226,858
GFI Group, Inc. *	4,936	425,088
Heartland Payment Systems, Inc. (a)	4,943	127,035
HFF, Inc. *	5,675	67,362
Interactive Brokers Group, Inc. *	12,405	325,755
Interactive Data Corp.	11,035	311,187
International Securities Exchange
Holdings, Inc.	12,074	802,559
Investors Bancorp, Inc. * (a)	16,429	232,635
KBW, Inc. * (a)	9,105	262,042
Knight Capital Group, Inc. *	32,158	384,610
LaBranche & Company, Inc. * (a)	16,641	77,880
Ladenburg Thalmann Financial Services, Inc. * (a)	31,546	61,830
MarketAxess Holdings, Inc. * (a)	9,865	147,975
MCG Capital Corp. (a)	19,990	287,656
Merrill Lynch & Company, Inc.	7,115	507,155
MVC Capital, Inc.	7,953	147,369
National Financial Partners Corp. (a)	11,616	615,416
NBT Bancorp, Inc.	11,158	242,575
Nelnet, Inc., Class A (a)	5,583	101,834
NewStar Financial, Inc. * (a)	4,602	51,727
Ocwen Financial Corp. *	11,652	109,878
optionsXpress Holdings, Inc.	13,552	354,249
Patriot Capital Funding, Inc. (a)	7,147	95,555
PennantPark Investment Corp.	6,619	88,695
Penson Worldwide, Inc. *	4,578	84,601
Piper Jaffray Companies, Inc. *	5,814	311,630
Portfolio Recovery Associates, Inc. * (a)	5,025	266,677
Prospect Capital Corp. (a)	7,026	119,583
RAM Holdings, Ltd. *	6,882	64,003
Sanders Morris Harris Group, Inc.	6,557	66,554
Stifel Financial Corp. * (a)	4,666	269,881
SWS Group, Inc.	7,010	124,007
Technology Investment Capital Corp. (a)	7,128	95,301
Thomas Weisel Partners Group, Inc. *	6,937	100,656
UMB Financial Corp.	9,734	417,199
United Community Financial Corp.	10,584	76,417
Waddell & Reed Financial, Inc., Class A	25,949	701,401
World Acceptance Corp. * (a)	5,594	185,050
WSFS Financial Corp.	2,510	156,624

		12,940,585
Food & Beverages - 1.17%
Cal-Maine Foods, Inc. (a)	4,522	114,135
Chiquita Brands International, Inc. * (a)	13,353	211,378
Coca-Cola Bottling Company (a)	2,216	133,625
Flowers Foods, Inc.	24,066	524,639
Green Mountain Coffee Roasters, Inc. * (a)	5,466	181,416
Hain Celestial Group, Inc. *	12,599	404,806
Imperial Sugar Company (a)	4,012	104,834
J & J Snack Foods Corp.	4,762	165,813
Jones Soda Company * (a)	8,190	98,771

The accompanying notes are an integral part of the financial statements.
308

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PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Lance, Inc.	9,992	$230,016
M & F Worldwide Corp. *	3,805	190,973
Nuco2, Inc. *	5,439	140,000
Performance Food Group Company *	11,151	335,980
Pilgrim's Pride Corp. (a)	12,569	436,521
Ralcorp Holdings, Inc. *	8,446	471,456
Sanderson Farms, Inc. (a)	5,336	222,351
Seaboard Corp.	111	217,560
Spartan Stores, Inc.	6,973	157,102
Tootsie Roll Industries, Inc. (a)	11,381	301,938
TreeHouse Foods, Inc. *	9,883	267,335
Winn-Dixie Stores, Inc. *	10,699	200,285

		5,110,934
Forest Products - 0.04%
Deltic Timber Corp.	3,349	190,625
Funeral Services - 0.06%
Stewart Enterprises, Inc., Class A	31,680	241,402
Furniture & Fixtures - 0.23%
American Woodmark Corp. (a)	3,844	95,293
Ethan Allen Interiors, Inc. (a)	8,052	263,220
Furniture Brands International, Inc. (a)	14,875	150,832
Hooker Furniture Corp.	4,190	83,884
Kimball International, Inc., Class B	8,277	94,192
La-Z-Boy, Inc. (a)	16,100	118,818
Sealy Corp. (a)	13,795	193,682

		999,921
Gas & Pipeline Utilities - 1.08%
American States Water Company (a)	5,757	224,523
Aquila, Inc. *	115,425	462,854
Cal Dive International, Inc. *	7,025	105,375
California Water Service Group (a)	6,458	248,568
Crosstex Energy, Inc. (a)	11,861	449,651
Nicor, Inc.	13,805	592,235
Northwest Natural Gas Company	8,497	388,313
Piedmont Natural Gas, Inc. (a)	23,133	580,407
SEMCO Energy, Inc. *	13,424	105,915
South Jersey Industries, Inc.	9,200	320,160
Southwest Gas Corp.	13,312	376,596
Southwest Water Company	8,872	112,053
The Laclede Group, Inc.	7,281	235,031
WGL Holdings, Inc.	15,195	514,959

		4,716,640
Healthcare Products - 3.09%
Accuray, Inc. * (a)	5,165	90,181
Align Technology, Inc. * (a)	18,697	473,595
American Medical Systems Holdings, Inc. * (a)	22,425	380,104
AngioDynamics, Inc. * (a)	6,668	125,692
Animal Health International, Inc. *	4,238	47,169
ArthroCare Corp. *	8,568	478,866
Aspect Medical Systems, Inc. *	5,686	77,159

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Bruker BioSciences Corp. *	20,396	$179,485
Cantel Medical Corp. *	4,105	64,079
Computer Programs & Systems, Inc.	3,131	82,533
Conceptus, Inc. * (a)	9,284	176,210
CONMED Corp. *	8,828	247,096
Cutera, Inc. *	4,320	113,227
Cyberonics, Inc. * (a)	7,298	101,734
Cypress Biosciences, Inc. *	10,143	138,858
DJO, Inc. *	7,300	358,430
Foxhollow Technologies, Inc. *	6,260	165,264
Haemonetics Corp. *	8,208	405,639
Hologic, Inc. * (a)	16,708	1,019,188
ICU Medical, Inc. *	4,141	160,464
Inverness Medical Innovations, Inc. *	14,493	801,753
Kensey Nash Corp. *	4,203	109,740
Kyphon, Inc. *	14,132	989,240
LCA-Vision, Inc. (a)	6,230	183,100
LifeCell Corp. * (a)	10,549	396,326
Mannkind Corp. * (a)	12,996	125,801
Merit Medical Systems, Inc. *	9,475	122,985
Micrus Endovascular Corp. *	4,909	89,687
Natus Medical, Inc. *	6,829	108,854
Nuvasive, Inc. *	10,758	386,535
Orthofix International NV *	5,195	254,399
Owens & Minor, Inc.	12,541	477,687
Polymedica Corp.	7,108	373,312
PSS World Medical, Inc. *	20,949	400,754
Sirona Dental Systems, Inc. * (a)	5,205	185,662
SonoSite, Inc. *	5,196	158,582
Spectranetics Corp. * (a)	10,683	144,007
Stereotaxis, Inc. * (a)	8,077	111,382
STERIS Corp.	20,132	550,208
SurModics, Inc. * (a)	4,774	233,974
Symmetry Medical, Inc. *	11,123	185,754
The Medicines Company *	16,116	287,026
Thoratec Corp. *	16,589	343,226
USANA Health Sciences, Inc. * (a)	2,666	116,637
Ventana Medical Systems, Inc. *	9,216	791,747
Visicu, Inc. *	5,069	38,423
Volcano, Corp. *	7,444	122,379
Wright Medical Group, Inc. *	11,047	296,281
Zoll Medical Corp. *	6,542	169,569

		13,440,003
Healthcare Services - 1.64%
Air Methods Corp. *	3,338	154,216
Alliance Imaging, Inc. *	8,439	76,457
Amedisys, Inc. *	7,969	306,169
American Dental Partners, Inc. *	4,331	121,311
AMERIGROUP Corp. *	16,232	559,679
AMN Healthcare Services, Inc. *	10,822	202,696
Apria Healthcare Group, Inc. *	13,440	349,574

The accompanying notes are an integral part of the financial statements.
309

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Assisted Living Concepts, Inc. * (a)	18,711	$171,019
Capital Senior Living Corp. *	8,519	71,730
CorVel Corp. *	2,724	62,979
Cross Country Healthcare, Inc. *	10,191	178,037
Emergency Medical Services Corp., Class A *	2,958	89,479
Emeritus Corp. *	1,940	52,574
Enzo Biochem, Inc. * (a)	9,418	106,894
Healthextras, Inc. *	9,589	266,862
Healthsouth Corp. * (a)	24,423	427,647
Healthspring, Inc. *	14,596	284,622
Healthways, Inc. * (a)	10,827	584,333
Kindred Healthcare, Inc. *	9,287	166,330
LHC Group, Inc. * (a)	4,576	98,247
Magellan Health Services, Inc. *	12,027	488,056
National Healthcare Corp.	2,331	119,790
Nighthawk Radiology Holdings, Inc. * (a)	6,595	161,643
Odyssey Healthcare, Inc. *	10,783	103,625
Palomar Medical Technologies, Inc. *	5,827	166,011
Phase Forward, Inc. *	12,921	258,549
Psychiatric Solutions, Inc. *	16,770	658,726
Radiation Therapy Services, Inc. * (a)	4,261	88,714
Skilled Healthcare Group Inc *	7,420	116,865
Sun Healthcare Group, Inc. *	13,435	224,499
The Advisory Board Company *	5,624	328,835
Town Sports International Holdings, Inc. *	5,327	81,024

		7,127,192
Holdings Companies/Conglomerates - 0.20%
Freedom Acquisition Holdings, Inc. * (a)	16,823	189,259
Information Services Group, Inc. * (a)	11,436	87,485
Marathon Acquisition Corp. * (a)	12,376	97,646
NTR Acquisition Company *	9,241	87,605
PICO Holdings, Inc. * (a)	4,829	200,645
United Industrial Corp.	2,672	201,095

		863,735
Homebuilders - 0.28%
Beazer Homes USA, Inc. (a)	12,178	100,469
Champion Enterprises, Inc. * (a)	24,107	264,695
Hovnanian Enterprises, Inc., Class A * (a)	11,621	128,877
M/I Homes, Inc. (a)	4,124	57,282
Meritage Homes Corp. * (a)	8,235	116,278
Standard Pacific Corp. (a)	20,151	110,629
Walter Industries, Inc.	16,297	438,389

		1,216,619
Hotels & Restaurants - 1.98%
AFC Enterprises, Inc. *	9,637	145,037
Ameristar Casinos, Inc.	7,883	221,512
Applebee's International, Inc.	23,297	579,629
BJ's Restaurants, Inc. * (a)	5,942	125,079
Bob Evans Farms, Inc.	11,365	342,996
Buffalo Wild Wings, Inc. * (a)	4,812	181,509
California Pizza Kitchen, Inc. *	9,402	165,193

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
CBRL Group, Inc.	7,805	$318,444
CEC Entertainment, Inc. *	9,004	241,937
Chipotle Mexican Grill, Inc. *	10,201	1,091,507
CKE Restaurants, Inc.	19,709	319,483
Denny's Corp. *	29,659	118,636
Domino's Pizza, Inc.	14,030	232,758
IHOP Corp. (a)	5,523	349,772
Jack in the Box, Inc. *	9,706	629,337
Jamba, Inc. * (a)	16,475	115,819
Krispy Kreme Doughnuts, Inc. * (a)	20,405	81,620
Landry's Restaurants, Inc. (a)	5,512	145,847
Lodgian, Inc. *	6,445	76,051
Marcus Corp.	6,906	132,595
McCormick & Schmick's Seafood
Restaurants, Inc. *	5,081	95,675
Morgans Hotel Group Company *	6,480	140,940
O'Charley's, Inc.	8,156	123,645
P.F. Chang's China Bistro, Inc. * (a)	8,120	240,352
Papa John's International, Inc. *	7,019	171,544
Peets Coffee & Tea, Inc. * (a)	5,113	142,704
RARE Hospitality International, Inc. *	9,989	380,681
Red Robin Gourmet Burgers, Inc. *	5,307	227,670
Ruby Tuesday, Inc.	17,028	312,294
Ruth's Chris Steak House, Inc. *	6,239	88,906
Sonic Corp. *	20,960	490,464
Texas Roadhouse, Inc., Class A *	16,717	195,589
The Steak & Shake Company * (a)	9,857	147,954
Triarc Companies, Inc.	19,948	249,549

		8,622,728
Household Appliances - 0.07%
Consolidated Tomoka Land Company (a)	2,068	138,990
Libbey, Inc. (a)	4,732	82,905
Lifetime Brands, Inc. (a)	3,847	78,056

		299,951
Household Products - 0.58%
Blyth, Inc.	8,032	164,254
Central Garden & Pet Company, Class A *	22,008	197,632
Cryolife, Inc. *	7,213	68,163
Jarden Corp. *	1,776	54,937
Select Comfort Corp. * (a)	15,282	213,184
Tempur-Pedic International, Inc.	25,624	916,058
Tupperware Brands Corp.	19,225	605,395
TurboChef Technologies, Inc. *	6,362	83,978
WD-40 Company	6,082	207,640

		2,511,241
Industrial Machinery - 1.77%
Actuant Corp., Class A	8,521	553,609
Albany International Corp., Class A	9,057	339,547
Badger Meter, Inc. (a)	4,959	158,936
Briggs & Stratton Corp. (a)	15,278	384,700
Cascade Corp.	3,665	238,848

The accompanying notes are an integral part of the financial statements.
310

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Chart Industries, Inc. *	4,126	$132,692
Circor International, Inc.	5,509	250,164
Cognex Corp.	13,743	244,076
Dionex Corp. *	5,899	468,735
EnPro Industries, Inc. *	6,704	272,182
Flow International Corp. *	12,029	106,096
Gehl Company *	3,683	82,241
Gorman-Rupp Company	3,818	126,605
H&E Equipment Services, Inc. *	5,659	101,749
Intevac, Inc. *	6,598	100,290
Kadant, Inc. *	4,759	133,252
Lindsay Corp. (a)	3,821	167,283
Lufkin Industries, Inc.	4,723	259,859
Middleby Corp. *	4,291	276,941
NACCO Industries, Inc., Class A	1,820	188,334
NATCO Group, Inc. *	5,440	281,520
OYO Geospace Corp. *	1,314	121,821
Raser Technologies, Inc. * (a)	10,133	130,614
Regal-Beloit Corp.	9,907	474,446
Robbins & Myers, Inc.	4,440	254,368
Rofin-Sinar Technologies, Inc. *	4,896	343,748
Sauer-Danfoss, Inc.	3,512	93,700
Tecumseh Products Company, Class A *	5,163	99,388
Tennant Company	5,320	259,084
Tredegar Industries, Inc.	9,864	170,154
Twin Disc, Inc. (a)	1,537	89,453
Valmont Industries, Inc.	5,803	492,385
Watts Water Technologies, Inc., Class A (a)	9,692	297,544

		7,694,364
Industrials - 0.17%
Aecom Technology Corp. *	12,455	435,053
Brookfield Homes Corp. (a)	3,697	68,579
Clean Harbors, Inc. *	5,226	232,662

		736,294
Insurance - 3.24%
Alfa Corp.	10,959	199,235
American Equity Investment Life Holding
Company	18,270	194,575
American Physicians Capital, Inc.	3,491	136,009
Amerisafe, Inc. *	6,477	107,130
Amtrust Financial Services, Inc. (a)	8,256	125,244
Argo Group International Holdings, Ltd. *	9,201	400,338
Aspen Insurance Holdings, Ltd.	27,471	766,716
Assured Guaranty, Ltd.	21,158	574,863
Citizens, Inc. Class A * (a)	13,625	104,231
CNA Surety Corp. *	5,637	99,380
Commerce Group, Inc.	16,830	495,980
eHealth, Inc. *	4,331	119,969
Employers Holdings, Inc.	17,000	350,370
Enstar Group, Ltd. * (a)	2,248	284,934
FBL Financial Group, Inc., Class A	4,992	197,134

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
First Mercury Financial Corp. *	4,603	$99,011
FPIC Insurance Group, Inc. *	3,377	145,380
Harleysville Group, Inc.	5,477	175,154
Hilb, Rogal and Hamilton Company	11,475	497,212
Horace Mann Educators Corp.	14,029	276,512
Infinity Property & Casualty Corp.	6,217	250,048
IPC Holdings, Ltd.	19,931	575,009
LandAmerica Financial Group, Inc.	5,344	208,309
Max Re Capital, Ltd.	18,976	532,087
Meadowbrook Insurance Group, Inc. *	9,173	82,649
Midland Company	3,296	181,148
Montpelier Re Holdings, Ltd. (a)	34,901	617,748
National Western Life Insurance Company,
Class A *	791	202,464
Navigators Group, Inc. *	4,514	244,885
NYMAGIC, Inc.	2,426	67,467
Odyssey Re Holdings Corp.	8,958	332,431
Phoenix Companies, Inc.	35,811	505,293
Platinum Underwriters Holdings, Ltd.	18,642	670,366
PMA Capital Corp., Class A *	12,042	114,399
Presidential Life Corp.	7,738	131,236
Primus Guaranty, Ltd. * (a)	14,364	151,109
ProAssurance Corp. *	10,582	570,052
RLI Corp.	6,947	394,034
Safety Insurance Group, Inc.	5,371	193,034
Scottish Re Group, Ltd. *	22,024	70,257
SeaBright Insurance Holdings, Inc. *	7,391	126,164
Security Capital Assurance, Ltd. (a)	7,468	170,569
Selective Insurance Group, Inc.	17,600	374,528
State Auto Financial Corp.	5,135	150,199
Stewart Information Services Corp.	5,649	193,591
Tower Group, Inc.	6,551	171,505
Triad Guaranty, Inc. * (a)	3,982	75,539
United America Indemnity Ltd. *	8,350	179,608
United Fire & Casualty Company	7,432	290,517
Universal American Financial Corp. *	12,591	287,201
Validus Holdings, Ltd. *	5,157	125,006
Zenith National Insurance Corp.	11,587	520,140

		14,107,969
International Oil - 0.19%
ATP Oil & Gas Corp. * (a)	6,874	323,284
BPZ Energy, Inc. * (a)	15,053	117,414
Callon Petroleum Company *	7,375	102,660
Parker Drilling Company *	34,751	282,178

		825,536
Internet Content - 0.52%
CMGI, Inc. *	154,791	210,516
CNET Networks, Inc. *	46,912	349,494
Harris Interactive, Inc. *	19,076	82,217
InfoSpace, Inc. *	10,055	176,566
Internet Cap Group, Inc. *	12,226	146,712

The accompanying notes are an integral part of the financial statements.
311

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Content (continued)
Liquidity Services, Inc. *	3,527	$38,762
LoopNet, Inc. *	8,444	173,440
Move, Inc. *	31,693	87,472
RightNow Technologies, Inc. * (a)	5,812	93,515
Safeguard Scientifics, Inc. *	39,413	90,256
Schawk, Inc., Class A	5,017	113,234
Sohu.com, Inc. * (a)	8,659	326,531
SourceForge, Inc. *	22,893	56,088
The Knot, Inc. * (a)	8,696	184,877
TheStreet.com, Inc.	6,615	80,107
Travelzoo, Inc. *	2,402	55,126

		2,264,913
Internet Retail - 0.63%
1-800-Flowers.com, Inc. *	8,422	97,611
Ariba, Inc. *	24,131	260,132
Blue Nile, Inc. * (a)	4,191	394,457
Mercadolibre, Inc. *	4,988	182,710
Netflix, Inc. * (a)	14,582	302,139
Overstock.com, Inc. * (a)	5,282	152,122
PetMed Express, Inc. *	6,691	93,741
Priceline.com, Inc. * (a)	11,751	1,042,901
Shutterfly, Inc. *	4,628	147,680
Stamps.com, Inc. *	6,320	75,650

		2,749,143
Internet Service Provider - 0.51%
Cogent Communications Group, Inc. *	15,564	363,264
Earthlink, Inc. *	38,121	301,918
Equinix, Inc. *	9,781	867,477
eSPEED, Inc., Class A *	6,834	58,294
Imergent, Inc. (a)	3,936	88,285
Online Resources Corp. *	8,790	111,106
Terremark Worldwide, Inc. * (a)	15,326	109,887
United Online, Inc.	20,747	311,412

		2,211,643
Internet Software - 0.88%
Art Technology Group, Inc. *	39,303	118,695
Chordiant Software, Inc. *	10,349	143,437
Cybersource Corp. * (a)	10,548	123,306
DealerTrack Holdings, Inc. *	10,479	438,861
Digital River, Inc. *	12,795	572,576
eResearch Technology, Inc. * (a)	12,820	146,020
Interwoven, Inc. *	13,615	193,742
Keynote Systems, Inc. *	5,652	77,602
Lionbridge Technologies, Inc. *	18,795	74,992
NIC, Inc. *	13,701	95,085
On2 Technologies, Inc. * (a)	36,014	41,776
Openwave Systems, Inc. *	25,852	113,232
RealNetworks, Inc. *	31,590	214,180
S1 Corp. *	17,609	159,361
Sapient Corp. *	25,685	172,346
Switch & Data Facilities Company, Inc. *	4,167	67,880

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software (continued)
TIBCO Software, Inc. *	64,922	$479,774
VASCO Data Security International, Inc. * (a)	8,115	286,541
Vignette Corp. *	9,277	186,189
Vocus, Inc. *	4,291	125,469

		3,831,064
Investment Companies - 0.37%
Apollo Investment Corp. (a)	30,583	636,126
Ares Cap Corp. (a)	21,319	346,860
GAMCO Investors, Inc.	1,860	101,928
Gladstone Capital Corp. (a)	5,171	100,938
Hercules Technology Growth Capital, Inc.	8,722	115,741
Kohlberg Capital Corp.	4,879	73,478
NGP Capital Resources Company (a)	6,594	107,020
U.S. Global Investors, Inc. (a)	3,784	71,972
WP Stewart & Company, Ltd. (a)	7,401	73,418

		1,627,481
Leisure Time - 1.64%
Ambassadors International, Inc. (a)	3,023	74,154
Arctic Cat, Inc. (a)	4,386	71,755
Bally Technologies, Inc. *	16,601	588,173
Blockbuster, Inc., Class A *	60,063	322,538
Bluegreen Corp. *	7,593	58,846
Callaway Golf Company	22,504	360,289
Carmike Cinemas, Inc.	4,626	84,980
Churchill Downs, Inc.	3,230	161,371
Cinemark Holdings, Inc. *	8,469	157,185
Dover Downs Gaming & Entertainment, Inc.	5,406	56,168
Gaylord Entertainment Company *	12,677	674,670
Isle of Capri Casinos, Inc. * (a)	4,992	97,094
Lakes Gaming, Inc. * (a)	5,981	56,999
Life Time Fitness, Inc. * (a)	9,849	604,138
Monarch Casino & Resort, Inc. *	3,834	109,077
MTR Gaming Group, Inc. *	6,818	64,975
Multimedia Games, Inc. * (a)	8,080	68,842
National Cinemedia, Inc.	13,043	292,163
Pinnacle Entertainment, Inc. *	18,470	502,938
Polaris Industries, Inc. (a)	11,114	484,793
Premier Exhibitions, Inc. * (a)	9,306	140,334
RC2 Corp. *	6,719	186,049
Riviera Holdings Corp. *	3,291	92,312
Shuffle Master, Inc. * (a)	11,088	165,766
Six Flags, Inc. * (a)	22,049	76,289
Speedway Motorsports, Inc.	4,423	163,651
Steinway Musical Instruments, Inc. *	2,780	82,344
The Nautilus Group, Inc. (a)	10,137	80,792
Topps, Inc.	11,853	114,856
Trump Entertainment Resorts, Inc. * (a)	10,468	67,519
Vail Resorts, Inc. *	9,744	606,954
West Marine, Inc. *	5,227	60,372
WMS Industries, Inc. *	12,649	418,682

		7,147,068

The accompanying notes are an integral part of the financial statements.
312

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PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Life Sciences - 0.26%
American Ecology Corp. (a)	5,562	$117,859
Arrowhead Research Corp. * (a)	11,031	55,707
Dawson Geophysical Company *	2,495	193,387
Halozyme Therapeutics, Inc. * (a)	20,151	175,112
Incyte Corp. * (a)	26,411	188,839
Ionatron, Inc. * (a)	11,656	39,980
Omrix Biopharmaceuticals, Inc. *	4,320	152,539
Senomyx, Inc. *	10,259	125,673
Symyx Technologies, Inc. *	11,400	99,066

		1,148,162
Liquor - 0.16%
Boston Beer Company, Inc. *	3,088	150,262
Central European Distribution Corp. *	10,994	526,723

		676,985
Manufacturing - 1.87%
Acuity Brands, Inc.	13,523	682,641
American Railcar Industries, Inc.	3,207	70,618
AptarGroup, Inc.	21,437	811,819
Barnes Group, Inc.	14,337	457,637
Blout International, Inc. *	12,156	138,092
Ceradyne, Inc. *	8,446	639,700
Coherent, Inc. *	9,670	310,214
ESCO Technologies, Inc. * (a)	7,999	265,887
Force Protection, Inc. * (a)	21,199	459,170
Freightcar America, Inc. (a)	2,353	89,884
GenTek, Inc. *	3,055	91,894
Goodman Global, Inc. *	11,741	280,375
Hardinge, Inc.	3,659	127,443
Hexcel Corp. * (a)	29,276	664,858
Insteel Industries, Inc. (a)	6,062	93,052
iRobot Corp. * (a)	4,970	98,804
Kaydon Corp.	8,824	458,760
Koppers Holdings, Inc.	5,565	214,865
Lancaster Colony Corp.	7,246	276,580
Mine Safety Appliances Company (a)	8,736	411,553
Nordson Corp.	10,523	528,360
Park-Ohio Holdings Corp. *	2,990	77,590
Raven Industries, Inc.	5,133	205,577
Reddy Ice Holdings, Inc.	7,197	189,785
Smith & Wesson Holding Corp. * (a)	9,886	188,724
Spartan Motors, Inc.	10,086	169,747
Sturm Ruger & Company, Inc. *	7,568	135,543

		8,139,172
Medical-Hospitals - 0.49%
AmSurg Corp. *	9,485	218,819
Centene Corp. *	13,481	289,976
Cepheid, Inc. *	17,218	392,570
EV3, Inc. * (a)	5,501	90,326
Hythiam, Inc. * (a)	10,435	77,636
Medcath Corp. *	3,087	84,769
MWI Veterinary Supply, Inc. *	2,877	108,607

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Medical-Hospitals (continued)
Northstar Neuroscience, Inc. *	6,497	$72,507
NxStage Medical, Inc. * (a)	6,619	95,909
RehabCare Group, Inc. *	6,322	111,204
Sunrise Senior Living, Inc. *	13,729	485,595
Vital Images, Inc. * (a)	5,509	107,536

		2,135,454
Metal & Metal Products - 1.27%
A. M. Castle & Company	3,450	112,470
Ampco-Pittsburgh Corp.	2,546	100,261
Brush Engineered Materials, Inc. *	6,476	336,040
Dynamic Materials Corp. (a)	3,768	180,449
Gibraltar Industries, Inc.	7,808	144,448
Haynes International, Inc. *	3,638	310,576
Kaiser Aluminum Corp.	4,731	333,867
L.B. Foster Company *	3,758	163,323
Ladish Company, Inc. *	4,766	264,418
Matthews International Corp., Class A	9,898	433,532
Metal Management, Inc.	7,962	431,540
Mueller Industries, Inc.	11,623	420,055
Mueller Water Products, Inc. (a)	35,984	445,842
Quanex Corp.	11,534	541,867
RBC Bearings, Inc. *	6,736	258,326
RTI International Metals, Inc. *	7,161	567,581
Sun Hydraulics, Inc.	3,636	115,625
Universal Stainless & Alloy Products, Inc. *	2,240	89,130
USEC, Inc. *	27,142	278,205

		5,527,555
Mining - 0.54%
AMCOL International Corp.	8,132	269,088
Apex Silver Mines, Ltd. *	18,139	352,804
Coeur d'Alene Mines Corp. * (a)	85,929	325,671
Compass Minerals International, Inc.	10,062	342,510
Hecla Mining Company *	37,277	333,629
Idaho General Mines, Inc. * (a)	15,696	104,221
Royal Gold, Inc. (a)	7,517	246,182
Stillwater Mining Company *	13,000	133,770
U.S. Gold Corp. *	15,110	94,740
Uranium Resources, Inc. * (a)	16,525	155,170

		2,357,785
Mobile Homes - 0.09%
Fleetwood Enterprises, Inc. * (a)	20,154	172,317
Winnebago Industries, Inc. (a)	9,830	234,740

		407,057
Newspapers - 0.05%
Lee Enterprises, Inc.	14,387	224,006

Office Furnishings & Supplies - 0.48%
Acco Brands Corp. *	16,780	376,543
Herman Miller, Inc.	19,559	530,831
IKON Office Solutions, Inc.	33,307	427,995
Knoll, Inc.	15,366	272,593

The accompanying notes are an integral part of the financial statements.
313

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Office Furnishings & Supplies
(continued)
United Stationers, Inc. *	8,530	$473,586

		2,081,548
Paper - 0.45%
Bowater, Inc. (a)	17,262	257,549
Buckeye Technologies, Inc. *	12,058	182,558
Chesapeake Corp.	7,335	62,054
Mercer International, Inc. *	9,716	91,816
Neenah Paper, Inc. (a)	4,691	155,225
P.H. Glatfelter Company	14,115	209,467
Potlatch Corp.	12,084	544,142
Rock-Tenn Company, Class A	10,694	309,057
Wausau-Mosinee Paper Corp.	14,065	156,825

		1,968,693
Petroleum Services - 2.03%
Atwood Oceanics, Inc. *	8,430	645,401
Basic Energy Services, Inc. *	12,830	269,686
Bronco Drilling Company, Inc. * (a)	8,300	122,840
Complete Production Services, Inc. *	13,291	272,200
Delek US Holdings, Inc.	3,655	91,667
Dril-Quip, Inc. *	8,196	404,473
Energy Infrastructure Acquisition Corp. * (a)	7,658	75,278
Exterran Holdings, Inc. *	18,625	1,496,332
Flotek Industries, Inc. * (a)	5,740	253,421
Grey Wolf, Inc. *	57,076	373,848
GulfMark Offshore, Inc. *	7,129	346,897
Hercules Offshore, Inc. * (a)	25,869	675,439
Hornbeck Offshore Services, Inc. *	7,111	260,974
ION Geophysical Corp. * (a)	22,030	304,675
Newpark Resources, Inc. *	28,216	151,238
PetroHawk Energy Corp. *	52,620	864,020
Petroleum Development Corp. *	4,719	209,288
Pioneer Drilling Company *	15,543	189,314
Rentech, Inc. * (a)	52,086	112,506
RPC, Inc. (a)	10,051	142,825
Superior Well Services, Inc. *	5,057	114,946
Trico Marine Services, Inc. *	3,820	113,836
W-H Energy Services, Inc. *	9,405	693,619
Willbros Group, Inc. *	8,228	279,752
World Fuel Services Corp.	8,945	365,045

		8,829,520
Pharmaceuticals - 2.33%
Adams Respiratory Therapeutics, Inc. * (a)	11,094	427,563
Akorn, Inc. * (a)	16,910	126,656
Alexion Pharmaceuticals, Inc. *	11,286	735,283
Alexza Pharmaceuticals, Inc. *	6,697	57,996
Alkermes, Inc. *	31,238	574,779
Allos Therapeutics, Inc. * (a)	13,796	65,531
Altus Pharmaceuticals, Inc. *	6,821	71,552
AMAG Pharmaceuticals, Inc. * (a)	4,416	252,595
American Oriental Bioengineering, Inc. * (a)	14,103	157,249

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Array BioPharma, Inc. *	14,801	$166,215
Auxilium Pharmaceuticals, Inc. *	8,889	187,380
Beijing Med-Pharm Corp. * (a)	8,836	102,939
Bentley Pharmaceuticals, Inc. *	7,003	87,397
Bionovo, Inc. * (a)	15,267	58,778
Bradley Pharmaceuticals, Inc., Class A *	4,140	75,348
Cadence Pharmaceuticals, Inc. * (a)	5,343	74,802
Caraco Pharmaceutical Labs *	3,666	55,907
Cubist Pharmaceuticals, Inc. *	17,195	363,330
CytRx Corp. *	27,947	96,697
Encysive Pharmaceuticals, Inc. * (a)	20,195	30,495
Enzon Pharmaceuticals, Inc. * (a)	15,350	135,234
Idenix Pharmaceuticals, Inc. * (a)	8,586	24,814
Indevus Pharmaceuticals, Inc. * (a)	18,829	130,108
Isis Pharmaceuticals, Inc. * (a)	25,642	383,861
Javelin Pharmaceuticals, Inc. *	13,720	68,874
Ligand Pharmaceuticals, Inc., Class B *	28,165	150,401
Medicis Pharmaceutical Corp., Class A (a)	17,307	528,037
Minrad International, Inc. *	16,161	77,411
Nastech Pharmaceutical Company, Inc. * (a)	8,246	109,754
Noven Pharmaceuticals, Inc. * (a)	8,075	128,635
Onyx Pharmaceuticals, Inc. * (a)	14,641	637,176
OSI Pharmaceuticals, Inc. *	17,822	605,770
Par Pharmaceutical Companies, Inc. *	11,213	208,113
Penwest Pharmaceuticals Company *	7,825	86,153
PharMerica Corp. * (a)	3,399	50,709
Pharmion Corp. *	8,110	374,195
Poniard Pharmaceuticals, Inc. *	7,662	43,444
POZEN, Inc. *	8,006	88,546
Prestige Brands Holdings, Inc. *	10,808	118,672
Regeneron Pharmaceuticals, Inc. *	19,785	352,173
Rigel Pharmaceuticals, Inc. *	9,871	93,084
Salix Pharmaceuticals, Ltd. *	14,859	184,549
Santarus, Inc. * (a)	17,284	45,803
Sciele Pharma, Inc. * (a)	11,004	286,324
Somaxon Pharmaceuticals, Inc. *	3,408	34,659
Supergen, Inc. *	17,366	75,369
Trubion Pharmaceuticals Inc * (a)	2,901	35,189
United Therapeutics Corp. * (a)	6,413	426,721
Valeant Pharmaceuticals International *	29,606	458,301
Vanda Pharmaceuticals, Inc. *	8,299	115,439
ViroPharma, Inc. * (a)	21,717	193,281
XOMA, Ltd. * (a)	41,886	142,831

		10,162,122
Photography - 0.01%
CPI Corp.	1,687	64,983

Plastics - 0.06%
AEP Industries, Inc. *	2,274	96,281
Spartech Corp.	9,995	170,515

		266,796

The accompanying notes are an integral part of the financial statements.
314

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pollution Control - 0.03%
Fuel Tech, Inc. * (a)	5,492	$121,318

Publishing - 0.59%
American Greetings Corp., Class A	17,061	450,410
Consolidated Graphics, Inc. *	3,308	207,709
Courier Corp.	3,707	130,523
GateHouse Media, Inc. (a)	4,799	61,187
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	8,570	99,841
Media General, Inc., Class A	6,988	192,240
Multi-Color Corp.	3,278	74,793
Playboy Enterprises, Inc., Class B *	7,708	82,784
PRIMEDIA, Inc. * (a)	13,889	195,004
Scholastic Corp. *	10,723	373,804
Sun-Times Media Group, Inc. *	21,101	47,899
Valassis Communications, Inc. * (a)	14,966	133,497
VistaPrint, Ltd. *	13,392	500,459

		2,550,150
Railroads & Equipment - 0.23%
Genesee & Wyoming, Inc., Class A *	11,016	317,702
Greenbrier Company, Inc. (a)	5,062	135,206
Wabtec Corp.	14,994	561,675

		1,014,583
Real Estate - 5.81%
Acadia Realty Trust, REIT	10,079	273,443
Alesco Financial, Inc., REIT (a)	17,710	87,133
Alexander's, Inc., REIT *	627	241,709
Alexandria Real Estate Equities, Inc., REIT	8,966	863,067
American Campus Communities, Inc., REIT	7,414	217,156
American Financial Realty Trust, REIT	40,136	323,095
American Home Mortgage Investment Corp.,
REIT (a)	15,169	5,461
Anthracite Capital, Inc., REIT (a)	19,478	177,250
Anworth Mortgage Asset Corp., REIT	15,080	81,281
Arbor Realty Trust, Inc., REIT	4,190	79,149
Ashford Hospitality Trust, Inc., REIT	33,009	331,741
Associated Estates Realty Corp., REIT	6,318	82,387
Avatar Holdings, Inc. * (a)	1,908	95,267
BioMed Realty Trust, Inc., REIT	20,199	486,796
Capital Lease Funding, Inc., REIT	14,377	147,364
Capital Trust, Inc., Class A, REIT (a)	4,385	155,668
CBRE Realty Finance Inc., REIT (a)	9,711	57,295
Cedar Shopping Centers, Inc., REIT	14,115	192,246
Corporate Office Properties Trust, REIT	11,985	498,936
Cousins Properties, Inc., REIT (a)	12,461	365,855
Crystal River Capital, Inc., REIT (a)	7,888	132,597
DCT Industrial Trust, Inc., REIT	51,859	542,964
Deerfield Triarc Capital Corp., REIT	16,290	147,425
DiamondRock Hospitality Company, REIT	29,288	509,904
Digital Realty Trust, Inc., REIT	16,392	645,681
EastGroup Properties, Inc., REIT	7,532	340,898
Education Realty Trust, Inc., REIT (a)	9,418	127,143

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Entertainment Properties Trust, REIT	8,280	$420,624
Equity Inns, Inc., REIT	17,076	385,576
Equity Lifestyle Properties, Inc., REIT	6,356	329,241
Equity One, Inc., REIT	11,158	303,498
Extra Space Storage, Inc., REIT	20,098	309,308
FelCor Lodging Trust, Inc., REIT	19,334	385,327
First Industrial Realty Trust, Inc., REIT	13,935	541,654
First Potomac Realty Trust, REIT	8,135	177,343
Franklin Street Properties Corp., REIT (a)	18,504	319,194
Getty Realty Corp., REIT (a)	5,792	157,542
Glimcher Realty Trust, REIT (a)	11,892	279,462
GMH Communities Trust, REIT	10,748	83,297
Gramercy Captial Corp., REIT (a)	5,919	148,981
Grubb & Ellis Company *	5,802	53,959
Healthcare Realty Trust, Inc., REIT	14,737	392,888
Hersha Hospitality Trust, REIT	13,623	134,868
Highwoods Properties, Inc., REIT	17,446	639,745
Hilltop Holdings, Inc. *	14,692	172,484
Home Properties, Inc., REIT (a)	10,167	530,514
Impac Mortgage Holdings, Inc., REIT (a)	23,945	36,875
Inland Real Estate Corp., REIT	18,487	286,364
Investors Real Estate Trust, SBI, REIT (a)	16,958	183,146
Jer Investors Trust, Inc., REIT	8,686	108,141
Kite Realty Group Trust, REIT	6,885	129,438
LaSalle Hotel Properties, REIT	12,303	517,710
Lexington Corporate Property Trust, REIT (a)	20,442	409,044
LTC Properties, Inc., REIT	8,082	191,301
Luminent Mortgage Capital, Inc., REIT (a)	15,146	25,294
Maguire Properties, Inc., REIT	11,552	298,388
Medical Properties Trust, Inc., REIT (a)	15,716	209,337
Meruelo Maddux Properties, Inc. *	14,814	87,551
MFA Mortgage Investments, Inc., REIT	26,989	217,262
Mid-America Apartment Communities, Inc.,
REIT	7,932	395,410
Mission West Properties, Inc., REIT	7,816	94,964
National Health Investments, Inc., REIT	7,331	226,601
National Retail Properties, Inc., REIT	20,561	501,277
Nationwide Health Properties, Inc., REIT	27,426	826,345
Newcastle Investment Corp., REIT (a)	12,968	228,496
NorthStar Realty Finance Corp., REIT (a)	19,137	190,030
Novastar Financial, Inc. (a)	3,091	27,419
Omega Healthcare Investors, REIT	20,943	325,245
Parkway Properties, Inc., REIT	5,036	222,289
Pennsylvania Real Estate
Investment Trust, REIT	9,833	382,897
Post Properties, Inc., REIT (a)	13,276	513,781
PS Business Parks, Inc., REIT	4,978	282,999
RAIT Investment Trust, REIT (a)	19,610	161,390
Ramco-Gershenson Properties Trust, REIT	5,901	184,347
Realty Income Corp., REIT (a)	31,039	867,540
Redwood Trust, Inc., REIT (a)	6,510	216,262
Republic Property Trust, REIT	10,030	147,140

The accompanying notes are an integral part of the financial statements.
315

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Resource Capital Corp., REIT (a)	7,499	$84,439
Saul Centers, Inc., REIT	3,464	178,396
Senior Housing Properties Trust, REIT	25,888	571,089
Sovran Self Storage, Inc., REIT (a)	6,511	298,464
Strategic Hotel Cap, Inc., REIT	22,913	471,779
Sun Communities, Inc., REIT	5,569	167,516
Sunstone Hotel Investors, Inc., REIT	19,301	494,878
Tanger Factory Outlet Centers, Inc., REIT	9,710	394,129
Thomas Properties Group, Inc.	8,312	99,744
Universal Health Realty Income Trust, REIT	4,626	164,362
Urstadt Biddle Properties, Inc., REIT	8,388	129,762
U-Store-It Trust, REIT	14,540	191,928
Washington Real Estate Investment Trust,
REIT	13,922	461,932
Winthrop Realty Trust, REIT (a)	18,069	121,604

		25,298,721
Retail Grocery - 0.39%
Ingles Markets, Inc.	4,104	117,621
Nash Finch Company (a)	4,262	169,755
Pathmark Stores, Inc. *	10,611	135,290
PriceSmart, Inc. *	4,355	102,778
Ruddick Corp.	12,981	435,383
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	6,098	185,745
United Natural Foods, Inc. *	13,475	366,790
Weis Markets, Inc.	4,177	178,316

		1,691,678
Retail Trade - 3.14%
99 Cents Only Stores *	14,556	149,490
A.C. Moore Arts & Crafts, Inc. *	6,648	104,772
Aaron Rents, Inc., Class B	14,685	327,475
Aeropostale, Inc. *	24,096	459,270
Big 5 Sporting Goods Corp.	7,401	138,399
Bon-Ton Stores, Inc. (a)	3,257	73,999
Books-A-Million, Inc.	5,095	67,407
Borders Group, Inc. (a)	18,158	242,046
Build A Bear Workshop, Inc. *	4,997	88,747
Building Materials Holding Corp. (a)	9,788	103,557
Cabela's, Inc. * (a)	12,147	287,276
Cache, Inc. *	4,367	77,951
Casey's General Stores, Inc.	15,953	441,898
Cash America International, Inc.	9,311	350,094
Casual Male Retail Group, Inc. * (a)	11,740	105,190
Cato Corp., Class A	9,606	196,347
Charlotte Russe Holding, Inc. *	7,998	117,091
Charming Shoppes, Inc. *	38,632	324,509
Children's Place Retail Stores, Inc. *	7,006	170,106
Christopher & Banks Corp. (a)	11,431	138,544
Citi Trends, Inc. *	4,410	95,962
Collective Brands, Inc. *	20,244	446,583
Conn's, Inc. * (a)	3,897	93,099

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
CSS Industries, Inc.	2,634	$94,745
DSW, Inc., Class A *	5,137	129,298
Eddie Bauer Holdings, Inc. *	9,798	84,263
Finish Line, Inc.	13,716	59,527
First Cash Financial Services, Inc. *	8,330	195,089
Fossil, Inc. *	13,602	508,171
Fred's, Inc., Class A	12,884	135,668
FTD Group, Inc.	6,459	96,110
Gaiam, Inc., Class A *	5,903	141,849
Genesco, Inc. *	7,059	325,632
Guitar Center, Inc. *	9,192	545,085
Haverty Furniture Companies, Inc.	8,020	70,335
Hibbett Sports, Inc. *	10,008	248,198
Hot Topic, Inc. *	14,115	105,298
J. Crew Group, Inc. *	12,129	503,353
Jo-Ann Stores, Inc. *	7,790	164,369
Kenneth Cole Productions, Inc., Class A	3,553	68,822
Longs Drug Stores Corp.	10,210	507,131
Marinemax, Inc. * (a)	5,646	82,206
New York & Company, Inc. *	7,367	44,939
NexCen Brands, Inc. *	13,345	89,678
Pacific Sunwear of California, Inc. *	21,872	323,706
Pantry, Inc. *	7,210	184,792
Pier 1 Imports, Inc. * (a)	27,791	131,451
Regis Corp.	13,740	438,443
Rent-A-Center, Inc. *	21,935	397,681
Retail Ventures, Inc. *	8,787	91,473
School Specialty, Inc. *	6,738	233,337
Shoe Carnival, Inc. *	3,140	49,549
Sonic Automotive, Inc.	9,704	232,314
Spectrum Brands, Inc. * (a)	12,707	73,701
Stein Mart, Inc.	8,443	64,251
Systemax, Inc. * (a)	3,372	68,924
Talbots, Inc. (a)	7,535	135,630
The Buckle, Inc.	4,424	167,846
The Dress Barn, Inc. *	14,708	250,183
The Men's Wearhouse, Inc.	16,834	850,454
The Wet Seal, Inc., Class A *	26,741	103,488
Tuesday Morning Corp. (a)	10,230	91,968
Tween Brands, Inc. *	9,552	313,688
ValueVision Media, Inc., Class A *	9,889	73,277
Zale Corp. *	15,248	352,839
Zumiez, Inc. * (a)	5,381	238,755

		13,667,328
Sanitary Services - 0.26%
Casella Waste Systems, Inc., Class A *	8,032	100,721
Darling International, Inc. *	25,491	252,106
Insituform Technologies, Inc., Class A * (a)	8,750	133,262
Waste Connections, Inc. *	20,997	666,865

		1,152,954

The accompanying notes are an integral part of the financial statements.
316

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PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors - 3.09%
Actel Corp. *	8,966	$96,205
Advanced Analogic Technologies, Inc. *	12,197	129,776
Advanced Energy Industries, Inc. *	11,122	167,942
American Superconductor Corp. * (a)	10,996	225,198
Amis Holdings, Inc. *	20,686	200,861
Amkor Technology, Inc. *	32,482	374,193
Applied Micro Circuits Corp. *	87,502	276,506
Asyst Technologies, Inc. *	16,871	89,248
ATMI, Inc. *	10,747	319,723
Axcelis Technologies, Inc. *	31,766	162,324
Brooks Automation, Inc. *	23,543	335,252
Cabot Microelectronics Corp. * (a)	7,394	316,094
Cirrus Logic, Inc. *	27,548	176,307
Conexant Systems, Inc. *	152,653	183,184
Credence Systems Corp. *	31,357	96,893
Cymer, Inc. *	11,106	426,359
Diodes, Inc. * (a)	9,351	300,167
DSP Group, Inc. *	8,969	141,979
Emulex Corp. *	26,432	506,701
Entegris, Inc. * (a)	41,847	363,232
Exar Corp. *	11,778	153,821
FormFactor, Inc. *	14,780	655,789
Genesis Microchip, Inc. *	12,036	94,362
Hittite Microwave Corp. *	5,106	225,430
IXYS Corp. *	9,863	102,871
Kulicke & Soffa Industries, Inc. * (a)	18,240	154,675
Lattice Semiconductor Corp. *	35,921	161,285
LTX Corp. *	19,736	70,458
Mattson Technology, Inc. *	16,735	144,758
Micrel, Inc.	17,379	187,693
Microsemi Corp. * (a)	23,711	661,063
Microtune, Inc. *	17,411	104,814
MIPS Technologies, Inc., Class A *	15,026	118,705
MKS Instruments, Inc. *	15,651	297,682
Monolithic Power Systems, Inc. *	7,330	186,182
Netlogic Microsystems, Inc. * (a)	5,420	195,716
OmniVision Technologies, Inc. * (a)	17,082	388,274
ON Semiconductor Corp. *	75,459	947,765
Pericom Semiconductor Corp. *	9,672	113,356
Photronics, Inc. *	13,073	149,163
PLX Technology, Inc. *	9,453	102,092
PMC-Sierra, Inc. * (a)	66,179	555,242
Rudolph Technologies, Inc. *	9,213	127,416
Semitool, Inc. * (a)	7,671	74,409
Semtech Corp. *	22,486	460,513
Silicon Image, Inc. *	27,231	140,240
Skyworks Solutions, Inc. *	49,623	448,592
Spansion, Inc. * (a)	27,687	233,955
Techwell, Inc. *	5,051	53,642
Tessera Technologies, Inc. *	14,839	556,463
Triquint Semiconductor, Inc. *	43,468	213,428
Ultra Clean Holdings, Inc. *	6,295	92,536

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Ultratech, Inc. *	8,322	$115,343
Veeco Instruments, Inc. *	10,244	198,529
Volterra Semiconductor Corp. * (a)	6,647	81,625

		13,456,031
Software - 3.29%
ACI Worldwide, Inc. *	11,669	260,802
Actuate Corp. *	19,890	128,291
Advent Software, Inc. *	5,917	277,921
Allscripts Healthcare Solution, Inc. * (a)	17,206	465,078
American Reprographics Company *	9,251	173,179
Ansoft Corp. *	5,634	185,809
ANSYS, Inc. *	24,198	826,846
AsiaInfo Holdings, Inc. *	10,359	93,853
Aspen Technology, Inc. *	27,595	395,160
Avid Technology, Inc. * (a)	12,831	347,463
Blackbaud, Inc.	13,806	348,463
Blackboard, Inc. *	8,866	406,417
Borland Software Corp. * (a)	23,974	104,287
Bottomline Technologies, Inc. *	7,539	94,464
CIBER, Inc. *	17,403	135,917
Commvault Systems, Inc. *	11,295	209,183
Concur Technologies, Inc. *	11,939	376,317
DivX, Inc. * (a)	7,374	109,651
Eclipsys Corp. *	14,469	337,417
Epicor Software Corp. *	18,440	253,919
EPIQ Systems, Inc. *	8,602	161,890
FARO Technologies, Inc. *	4,680	206,622
i2 Technologies, Inc. * (a)	4,998	76,220
Igate Corp. *	7,489	64,181
InfoUSA, Inc.	10,559	98,093
Innerworkings, Inc. * (a)	7,505	129,311
Interactive Intelligence, Inc. *	4,326	82,194
iPass, Inc. * (a)	16,747	70,337
JDA Software Group, Inc. *	8,304	171,561
Lawson Software, Inc. *	40,630	406,706
Macrovision Corp. *	16,583	408,439
Magma Design Automation, Inc. *	12,250	172,358
Manhattan Associates, Inc. *	8,556	234,520
ManTech International Corp. *	6,092	219,190
MicroStrategy, Inc., Class A *	3,001	238,099
MSC Software Corp. *	14,125	192,383
Nuance Communications, Inc. * (a)	41,025	792,193
Omnicell, Inc. *	10,579	301,925
Omniture, Inc. * (a)	8,799	266,786
OpenTV Corp., Class A * (a)	32,395	47,945
Packeteer, Inc. * (a)	11,849	90,052
PDF Solutions, Inc. *	8,142	80,443
Progress Software Corp. *	12,950	392,385
Quality Systems, Inc.	5,548	203,223
Secure Computing Corp. *	14,892	144,899
Smith Micro Software, Inc. * (a)	9,409	151,109

The accompanying notes are an integral part of the financial statements.
317

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Solera Holdings, Inc. *	8,217	$147,824
SPSS, Inc. *	5,793	238,324
Sybase, Inc. *	28,373	656,267
Synchronoss Technologies, Inc. * (a)	5,797	243,822
Take-Two Interactive Software, Inc. * (a)	22,699	387,699
Taleo Corp. *	4,978	126,491
THQ, Inc. *	20,797	519,509
Tradestation Group, Inc. *	8,886	103,700
TriZetto Group, Inc. *	14,483	253,597
Ultimate Software Group, Inc. *	8,210	286,529
Unica Corp. *	3,467	38,934
Visual Sciences, Inc. *	6,270	90,539
Websense, Inc. *	14,131	278,805

		14,305,541
Steel - 0.36%
Northwest Pipe Company *	3,185	120,456
Olympic Steel, Inc.	3,042	82,621
Ryerson, Inc.	8,250	278,355
Schnitzer Steel Industries, Inc.	6,796	498,079
Wheeling-Pittsburgh Corp. *	3,796	73,263
Worthington Industries, Inc. (a)	21,437	505,056

		1,557,830
Telecommunications Equipment &
Services - 2.64%
ADTRAN, Inc. (a)	18,085	416,498
Alaska Communications Systems Group, Inc.	13,645	197,170
Andrew Corp. *	48,009	664,925
Arris Group, Inc. *	33,800	417,430
Aruba Networks, Inc. *	2,486	49,720
Atheros Communications, Inc. *	17,261	517,312
C-COR, Inc. *	15,549	178,658
Comtech Telecommunications Corp. *	7,176	383,844
Consolidated Communications Holdings, Inc.	6,661	130,622
Ditech Networks, Inc. *	11,647	61,380
Fairpoint Communications, Inc.	11,323	213,552
FiberTower Corp. *	32,018	122,949
Finisar Corp. * (a)	83,170	232,876
General Communication, Inc., Class A *	16,997	206,344
GeoEye, Inc. *	5,874	151,255
Global Crossing, Ltd. * (a)	7,510	158,311
Golden Telecom, Inc. (a)	4,850	390,376
Harmonic, Inc. *	24,896	264,147
Harris Stratex Networks, Inc., Class A *	8,191	143,097
Hughes Communications, Inc. *	2,054	106,500
iBasis, Inc. *	10,905	117,229
ICO Global Communications Holdings, Ltd. * (a)	32,351	112,581
InterDigital, Inc. *	14,553	302,411
Iowa Telecommunications Services, Inc.	10,152	201,517
J2 Global Communications, Inc. *	15,273	499,885
Loral Space & Communications, Inc. *	3,608	143,418
Mastec, Inc. *	13,659	192,182

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
MRV Communications, Inc. * (a)	42,227	$104,723
Network Equipment Technologies, Inc. *	8,722	126,469
Nextwave Wireless, Inc. * (a)	8,349	47,756
NTELOS Holdings Corp.	8,663	255,212
Oplink Communications, Inc. *	7,159	97,792
OpNext, Inc. *	5,817	67,477
Optium Corp. * (a)	4,096	42,516
Orbcomm, Inc. * (a)	8,188	61,656
PAETEC Holding Corp. *	21,969	273,953
Plantronics, Inc.	14,853	424,053
Polycom, Inc. *	28,367	761,938
Powerwave Technologies, Inc. *	40,386	248,778
Premiere Global Services, Inc. *	21,921	277,301
RCN Corp. * (a)	9,665	118,879
SAVVIS, Inc. *	8,542	331,259
Shenandoah Telecommunications Company (a)	8,664	188,529
Sirenza Microdevices, Inc. *	12,373	213,929
Sonus Networks, Inc. *	78,273	477,465
SureWest Communications	4,811	120,323
Symmetricom, Inc. *	14,875	69,913
Tekelec, Inc. *	18,662	225,810
UTStarcom, Inc. * (a)	32,842	120,202
Viasat, Inc. *	7,426	228,944
Vonage Holdings Corp. * (a)	20,193	20,799

		11,481,865
Telephone - 0.25%
Atlantic Tele-Network, Inc.	3,143	114,248
Cbeyond Communications, Inc. *	6,437	262,565
Centennial Communications Corp., Class A *	8,103	82,002
Cincinnati Bell, Inc. *	77,012	380,439
IDT Corp. (a)	15,047	125,944
North Pittsburgh Systems, Inc.	5,020	119,275

		1,084,473
Tires & Rubber - 0.15%
Cooper Tire & Rubber Company	19,151	467,284
Myers Indiana, Inc.	8,817	174,753

		642,037
Tobacco - 0.22%
Alliance One International, Inc. *	29,937	195,788
Schweitzer Mauduit International, Inc.	5,133	119,599
Universal Corp.	8,327	407,607
Vector Group, Ltd.	9,851	220,763

		943,757
Toys, Amusements & Sporting Goods - 0.17%
Jakks Pacific, Inc. *	8,834	235,956
Marvel Entertainment, Inc. *	16,807	393,956
Russ Berrie & Company, Inc. *	5,738	96,399

		726,311

The accompanying notes are an integral part of the financial statements.
318

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation - 0.95%
American Commercial Lines, Inc. * (a)	19,318	$458,416
Arlington Tankers, Ltd. (a)	4,889	120,416
Atlas Air Worldwide Holdings, Inc. *	4,201	216,898
Bristow Group, Inc. * (a)	6,228	272,226
Double Hull Tankers, Inc.	7,580	112,866
Dynamex, Inc. *	4,267	109,321
Eagle Bulk Shipping, Inc. (a)	13,104	337,297
Genco Shipping & Trading, Ltd. (a)	5,577	365,461
General Maritime Corp. (a)	8,828	246,389
Golar LNG, Ltd. (a)	10,927	243,891
Horizon Lines, Inc.	10,584	323,129
Knightsbridge Tankers, Ltd. (a)	5,621	151,205
Marten Transport, Ltd. *	5,165	79,593
Nordic American Tanker Shipping, Ltd. (a)	8,341	327,301
Pacer International, Inc.	11,550	220,027
PHI, Inc. *	4,728	142,502
Saia, Inc. *	4,718	77,989
Ship Finance International, Ltd. (a)	9,698	254,766
Ultrapetrol Bahamas Ltd. *	4,812	79,927

		4,139,620
Travel Services - 0.07%
Ambassadors Group, Inc.	5,076	193,395
Orbitz Worldwide, Inc. *	10,403	117,450

		310,845
Trucking & Freight - 0.49%
Arkansas Best Corp.	7,043	230,024
Celadon Group, Inc. *	8,145	95,867
Forward Air Corp.	9,462	281,778
Heartland Express, Inc.	18,030	257,468
Hub Group, Inc., Class A *	12,101	363,393
Knight Transportation, Inc. (a)	17,686	304,376
Old Dominion Freight Lines, Inc. *	9,312	223,209
Wabash National Corp. (a)	9,804	110,687
Werner Enterprises, Inc.	14,378	246,583

		2,113,385
Utility Service - 0.09%
Consolidated Water Co., Ltd. (a)	5,006	150,280
ENGlobal Corp. * (a)	5,501	62,766
SJW Corp. (a)	4,927	168,208

		381,254

TOTAL COMMON STOCKS (Cost $365,162,890)		$424,836,635

RIGHTS - 0.00%

Auto Parts - 0.00%
Exide Technologies (Expiration date
09/28/2007, Strike Price USD 6.55) * (a)	19,297	0

TOTAL RIGHTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 24.73%
Dresdner U.S. Finance, Inc.
zero coupon due 10/01/2007	$8,431,000	$8,431,000

Small Cap Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
John Hancock Cash Investment Trust (c)	$98,406,809	$98,406,809
U.S. Treasury Bill
zero coupon due 10/18/2007	800,000	798,179

TOTAL SHORT TERM INVESTMENTS
(Cost $107,635,988)		$107,635,988

Total Investments (Small Cap Index Trust)
(Cost $472,887,346) - 122.36%		$532,561,523
Liabilities in Excess of Other Assets - (22.36)%		(97,326,306)

TOTAL NET ASSETS - 100.00%		$435,235,217

Small Cap Opportunities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.19%

Aluminum - 0.82%
Century Aluminum Company *	66,042	$3,477,111

Apparel & Textiles - 2.18%
Interface, Inc., Class A	188,500	3,402,425
Wolverine World Wide, Inc.	213,286	5,844,036

		9,246,461
Auto Parts - 1.95%
BorgWarner, Inc.	44,790	4,099,629
Noble International, Ltd. (a)	197,498	4,204,732

		8,304,361
Automobiles - 2.35%
Penske Auto Group, Inc. (a)	241,746	4,892,939
Rush Enterprises, Inc., Class A *	31,672	802,885
Rush Enterprises, Inc., Class B *	180,476	4,306,158

		10,001,982
Banking - 6.20%
Bank of the Ozarks, Inc. (a)	104,980	3,205,039
Columbia Banking System, Inc.	32,200	1,024,604
First Midwest BanCorp, Inc., Illinois	71,600	2,445,856
Glacier Bancorp, Inc.	74,800	1,684,496
IBERIABANK Corp.	57,700	3,037,905
Mercantile Bank Corp.	21,070	452,162
Silver State Bancorp *	109,320	1,862,813
Sterling Financial Corp., Spokane	120,300	3,237,273
SVB Financial Group *	58,900	2,789,504
UCBH Holdings, Inc.	143,200	2,503,136
Virginia Commerce Bancorp, Inc. * (a)	131,000	1,878,540
Wintrust Financial Corp. (a)	51,700	2,207,073

		26,328,401
Biotechnology - 0.70%
Techne Corp. *	47,400	2,989,992

Building Materials & Construction - 1.37%
Builders FirstSource, Inc. *	95,326	1,027,614

The accompanying notes are an integral part of the financial statements.
319

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction
(continued)
Drew Industries, Inc. *	117,306	$4,772,008

		5,799,622
Business Services - 0.05%
Bright Horizons Family Solutions, Inc. *	5,000	214,200

Computers & Business Equipment - 2.98%
CACI International, Inc., Class A *	49,833	2,545,968
Digi International, Inc. *	268,484	3,823,212
NETGEAR, Inc. *	206,852	6,292,438

		12,661,618
Construction & Mining Equipment - 0.94%
Pason Systems, Inc.	268,028	4,003,671

Crude Petroleum & Natural Gas - 0.85%
Carrizo Oil & Gas, Inc. * (a)	80,500	3,611,230

Domestic Oil - 0.94%
Oil States International, Inc. *	82,934	4,005,712

Drugs & Health Care - 2.22%
Qiagen NV * (a)	227,200	4,409,952
West Pharmaceutical Services, Inc.	120,100	5,003,366

		9,413,318
Electrical Equipment - 4.78%
AMETEK, Inc.	199,432	8,619,451
Anixter International, Inc. *	79,700	6,571,265
FLIR Systems, Inc. *	92,200	5,106,958

		20,297,674
Electrical Utilities - 1.10%
Allete, Inc. (a)	47,825	2,140,647
ITC Holdings Corp.	51,100	2,532,005

		4,672,652
Electronics - 0.54%
TTM Technologies, Inc. *	197,568	2,285,862

Energy - 0.70%
New Jersey Resources Corp.	59,655	2,958,292

Financial Services - 3.46%
Affiliated Managers Group, Inc. * (a)	68,380	8,719,134
Delphi Financial Group, Inc.	49,200	1,988,664
FBR Capital Markets Corp. *	97,200	1,251,936
RAM Holdings, Ltd. *	69,100	642,630
World Acceptance Corp. *	63,600	2,103,888

		14,706,252
Food & Beverages - 1.12%
Flowers Foods, Inc.	218,700	4,767,660

Gas & Pipeline Utilities - 1.04%
South Jersey Industries, Inc.	127,400	4,433,520

Healthcare Products - 2.72%
Orthofix International NV *	46,006	2,252,914
Polymedica Corp.	99,584	5,230,152

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Respironics, Inc. *	84,674	$4,066,892

		11,549,958
Homebuilders - 0.46%
Ryland Group, Inc.	91,188	1,954,159

Household Products - 1.79%
Tempur-Pedic International, Inc. (a)	212,352	7,591,584

Industrial Machinery - 2.58%
Actuant Corp., Class A	114,068	7,410,998
Middleby Corp. *	55,228	3,564,415

		10,975,413
Insurance - 3.53%
Aspen Insurance Holdings, Ltd.	161,390	4,504,395
Assured Guaranty, Ltd.	68,147	1,851,554
Max Re Capital, Ltd.	82,600	2,316,104
Meadowbrook Insurance Group, Inc. *	238,835	2,151,903
Tower Group, Inc.	81,100	2,123,198
Zenith National Insurance Corp.	46,000	2,064,940

		15,012,094
Internet Software - 1.00%
DealerTrack Holdings, Inc. *	54,900	2,299,212
Digital River, Inc. *	43,400	1,942,150

		4,241,362
Investment Companies - 2.11%
KKR Financial Holdings LLC	530,971	8,946,861

Leisure Time - 1.74%
Penn National Gaming, Inc. *	125,151	7,386,412

Manufacturing - 8.83%
Carlisle Companies, Inc.	167,640	8,147,304
Ceradyne, Inc. *	109,163	8,268,006
General Cable Corp. *	110,400	7,410,048
Koppers Holdings, Inc.	139,500	5,386,095
Spartan Motors, Inc. (a)	493,064	8,298,267

		37,509,720
Medical-Hospitals - 0.34%
VCA Antech, Inc. *	34,432	1,437,536

Metal & Metal Products - 4.93%
A. M. Castle & Company	111,200	3,625,120
Haynes International, Inc. *	32,600	2,783,062
Horsehead Holding Corp. *	194,900	4,369,658
Quanex Corp.	75,100	3,528,198
RBC Bearings, Inc. *	61,000	2,339,350
Reliance Steel & Aluminum Company	76,316	4,314,907

		20,960,295
Mining - 1.33%
AMCOL International Corp. (a)	171,265	5,667,159

Petroleum Services - 0.97%
Core Laboratories N.V. *	32,234	4,106,289

The accompanying notes are an integral part of the financial statements.
320

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate - 11.93%
Anthracite Capital, Inc., REIT (a)	142,044	$1,292,600
Ashford Hospitality Trust, Inc., REIT	588,586	5,915,289
BioMed Realty Trust, Inc., REIT	76,400	1,841,240
Capstead Mortage Corp., REIT	1,100	11,308
Corporate Office Properties Trust, REIT	177,103	7,372,798
Equity One, Inc., REIT	175,882	4,783,991
FBR Capital Markets Corp., REIT *	162,200	2,113,482
Gramercy Captial Corp., REIT (a)	209,596	5,275,531
Jer Investors Trust, Inc., REIT	338,477	4,214,039
LaSalle Hotel Properties, REIT	144,020	6,060,362
Newcastle Investment Corp., REIT (a)	334,660	5,896,709
NorthStar Realty Finance Corp., REIT (a)	192,900	1,915,497
RAIT Investment Trust, REIT (a)	486,015	3,999,904

		50,692,750
Retail Grocery - 1.17%
Ruddick Corp.	62,929	2,110,639
United Natural Foods, Inc. *	105,755	2,878,651

		4,989,290
Retail Trade - 4.08%
Cabela's, Inc. * (a)	225,860	5,341,589
Cash America International, Inc.	62,600	2,353,760
First Cash Financial Services, Inc. *	223,428	5,232,684
Hibbett Sports, Inc. *	66,500	1,649,200
Sonic Automotive, Inc.	115,000	2,753,100

		17,330,333
Semiconductors - 3.51%
Diodes, Inc. * (a)	368,854	11,840,197
Silicon Motion Technology Corp., ADR * (a)	135,600	3,052,356

		14,892,553
Telecommunications Equipment &
Services - 2.38%
Comtech Telecommunications Corp. *	59,700	3,193,353
DataPath, Inc. *	188,000	940,000
J2 Global Communications, Inc. *	182,100	5,960,133

		10,093,486
Transportation - 0.43%
Kirby Corp. *	40,900	1,805,326

Travel Services - 0.61%
Ambassadors Group, Inc.	67,900	2,586,990

Trucking & Freight - 3.46%
Landstar Systems, Inc.	123,987	5,203,734
Old Dominion Freight Lines, Inc. *	85,770	2,055,907
Oshkosh Truck Corp.	119,866	7,428,096

		14,687,737

TOTAL COMMON STOCKS (Cost $345,204,893)		$408,596,898

Small Cap Opportunities Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 15.96%
John Hancock Cash Investment Trust (c)	$67,812,574	$67,812,574

TOTAL SHORT TERM INVESTMENTS
(Cost $67,812,574)		$67,812,574

REPURCHASE AGREEMENTS - 2.14%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$9,102,109 on 10/01/2007,
collateralized by $9,115,000
Federal Home Loan Mortgage
Corp., 5.55% due 06/13/2009
(valued at $9,285,906, including
interest)	$9,099,000	$9,099,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,099,000)		$9,099,000

Total Investments (Small Cap Opportunities Trust)
(Cost $422,116,467) - 114.29%		$485,508,472
Liabilities in Excess of Other Assets - (14.29)%		(60,711,754)

TOTAL NET ASSETS - 100.00%		$424,796,718

Small Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.22%

Advertising - 3.61%
inVentiv Health, Inc. *	124,100 $	5,438,062

Apparel & Textiles - 3.60%
G-III Apparel Group, Ltd. *	211,000	4,154,590
Hartmarx Corp. *	258,300	1,265,670

		5,420,260
Auto Parts - 4.33%
Fuel Systems Solutions, Inc. *	89,500	1,598,470
LKQ Corp. *	141,100	4,911,691

		6,510,161
Banking - 5.99%
Boston Private Financial Holdings, Inc. (a)	77,500	2,157,600
First Community Bancorp (a)	65,400	3,578,034
SVB Financial Group *	69,100	3,272,576

		9,008,210
Business Services - 3.64%
Kendle International, Inc. * (a)	131,900	5,477,807

Chemicals - 5.81%
Arch Chemicals, Inc.	75,500	3,539,440
H.B. Fuller Company	106,000	3,146,080
ICO, Inc. *	146,000	2,055,680

		8,741,200
Computers & Business Equipment - 2.05%
Radiant Systems, Inc. *	194,800	3,083,684

The accompanying notes are an integral part of the financial statements.
321

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries - 1.60%
Intermediate Parfums, Inc.	101,700	$2,407,239

Crude Petroleum & Natural Gas - 2.19%
Goodrich Petroleum Corp. * (a)	103,900	3,293,630

Domestic Oil - 1.82%
Mariner Energy, Inc. *	132,500	2,744,075

Electronics - 4.07%
Daktronics, Inc. (a)	224,800	6,119,056

Energy - 1.39%
PowerSecure International, Inc. * (a)	167,900	2,092,034

Financial Services - 3.27%
FBR Capital Markets Corp. *	140,300	1,807,064
SWS Group, Inc.	176,000	3,113,440

		4,920,504
Healthcare Products - 12.73%
Cantel Medical Corp. *	187,400	2,925,314
Hologic, Inc. * (a)	41,100	2,507,100
Home Diagnostics, Inc. *	66,700	638,986
Inverness Medical Innovations, Inc. * (a)	113,200	6,262,224
SurModics, Inc. * (a)	39,700	1,945,697
Symmetry Medical, Inc. *	292,000	4,876,400

		19,155,721
Healthcare Services - 5.77%
Air Methods Corp. *	105,400	4,869,480
Nighthawk Radiology Holdings, Inc. * (a)	155,500	3,811,305

		8,680,785
Industrial Machinery - 5.40%
Chart Industries, Inc. *	173,800	5,589,408
Flow International Corp. *	286,700	2,528,694

		8,118,102
Insurance - 6.62%
First Mercury Financial Corp. *	143,300	3,082,383
National Interstate Corp.	111,700	3,439,243
Philadelphia Consolidated Holding Corp. *	83,000	3,431,220

		9,952,846
Internet Content - 2.07%
TheStreet.com, Inc.	257,100	3,113,481

Internet Software - 0.83%
Lionbridge Technologies, Inc. *	313,400	1,250,466

Investment Companies - 1.00%
iShares Russell 2000 Index Fund (a)	18,700	1,496,748

Leisure Time - 3.70%
Gaylord Entertainment Company *	104,700	5,572,134

Publishing - 0.90%
Courier Corp.	38,500	1,355,585

Railroads & Equipment - 2.10%
Genesee & Wyoming, Inc., Class A *	109,600	3,160,864

Retail Trade - 6.52%
Christopher & Banks Corp.	257,000	3,114,840

Small Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Gaiam, Inc., Class A *	123,400	$2,965,302
Tractor Supply Company * (a)	81,000	3,733,290

		9,813,432
Software - 5.36%
ACI Worldwide, Inc. *	161,200	3,602,820
Secure Computing Corp. *	458,300	4,459,259

		8,062,079
Transportation - 1.85%
Pacer International, Inc.	145,900	2,779,395

TOTAL COMMON STOCKS (Cost $133,739,874)		$147,767,560

SHORT TERM INVESTMENTS - 17.62%
John Hancock Cash Investment Trust (c)	$26,514,723	$26,514,723

TOTAL SHORT TERM INVESTMENTS
(Cost $26,514,723)		$26,514,723

REPURCHASE AGREEMENTS - 1.37%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$2,054,702 on 10/01/2007,
collateralized by $2,070,000
Federal National Mortgage
Association, 6.00% due
08/22/2016 (valued at $2,098,463,
including interest)	$2,054,000	$2,054,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,054,000)		$2,054,000

Total Investments (Small Cap Trust)
(Cost $162,308,597) - 117.21%		$176,336,283
Liabilities in Excess of Other Assets - (17.21)%		(25,893,086)

TOTAL NET ASSETS - 100.00%		$150,443,197

Small Cap Intrinsic Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.14%

Air Travel - 3.94%
Continental Airlines, Inc., Class B *	111,300	$3,676,239
Pinnacle Airline Corp. *	141,350	2,264,427

		5,940,666
Apparel & Textiles - 1.44%
Prime Success International Group, Ltd.	2,676,785	2,170,576

Auto Services - 2.74%
Dollar Thrifty Automotive Group, Inc. *	119,000	4,128,110

Automobiles - 1.95%
Group 1 Automotive, Inc.	87,800	2,947,446

The accompanying notes are an integral part of the financial statements.
322

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking - 2.63%
Brookline Bancorp, Inc.	220,650	$2,557,333
Northeast Community Bancorp, Inc. *	130,000	1,417,000

		3,974,333
Building Materials & Construction - 2.44%
KBR, Inc. *	95,000	3,683,150

Business Services - 6.01%
Aldabra 2 Acquisition Corp. *	536,580	5,768,235
Shermen WSC Acquisition Corp. *	516,377	3,304,813

		9,073,048
Chemicals - 0.32%
Omnova Solutions, Inc. *	83,300	481,474

Coal - 1.16%
Massey Energy Company	80,450	1,755,419

Commercial Services - 3.80%
Wright Express Corp. *	157,000	5,728,930

Computers & Business Equipment - 4.88%
3Com Corp. *	1,202,200	5,938,868
Brocade Communications Systems, Inc. *	167,250	1,431,660

		7,370,528
Cosmetics & Toiletries - 2.92%
Nu Skin Enterprises, Inc., Class A	272,300	4,400,368

Crude Petroleum & Natural Gas - 5.35%
Plains Exploration & Production Company *	100,000	4,422,000
Toreador Resources Corp. *	25,363	300,044
TXCO Resources, Inc. *	375,000	3,360,000

		8,082,044
Domestic Oil - 2.85%
Delta Petroleum Corp. *	41,500	744,925
Warren Resources, Inc. *	284,100	3,562,614

		4,307,539
Electrical Utilities - 2.58%
British Energy Group PLC	357,843	3,899,264

Energy - 1.57%
Synenco Energy, Inc. *	210,277	2,370,537

Financial Services - 2.99%
Nasdaq Stock Market, Inc. *	78,433	2,955,356
Pinetree Capital, Ltd. *	233,953	1,561,800

		4,517,156
Food & Beverages - 8.85%
Diamond Foods, Inc.	257,150	5,312,719
Sadia SA, SADR *	44,211	2,462,553
Seaboard Corp.	2,844	5,574,240

		13,349,512
Gas & Pipeline Utilities - 2.01%
Aquila, Inc. *	756,900	3,035,169

Healthcare Services - 1.25%
Anesiva, Inc. *	189,800	1,089,452

Small Cap Intrinsic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Flamel Technologies *	88,188	$792,810

		1,882,262
Holdings Companies/Conglomerates - 2.08%
PICO Holdings, Inc. *	75,650	3,143,258

Insurance - 3.88%
Zenith National Insurance Corp.	130,314	5,849,795

Internet Content - 3.29%
The Knot, Inc. *	233,250	4,958,895

Internet Software - 2.04%
RealNetworks, Inc. *	454,800	3,083,544

Medical-Hospitals - 1.16%
NMT Medical, Inc. *	220,345	1,756,150

Metal & Metal Products - 1.99%
Anvil Mining, Ltd. *	113,946	1,978,885
FNX Mining Company, Inc. *	30,944	1,025,409

		3,004,294
Mining - 3.50%
Apex Silver Mines, Ltd. *	41,450	806,202
Fortune Minerals, Ltd. *	328,380	784,565
Miramar Mining Corp. *	777,300	3,684,402

		5,275,169
Pharmaceuticals - 1.16%
Nastech Pharmaceutical Company, Inc. *	131,155	1,745,673

Retail Trade - 4.43%
Carrols Restaurant Group, Inc. *	384,531	4,306,747
Cato Corp., Class A	116,317	2,377,520

		6,684,267
Semiconductors - 0.41%
Kopin Corp. *	161,750	616,268

Software - 3.84%
Descartes Systems Group, Inc. *	417,869	1,971,575
Tradestation Group, Inc. *	327,850	3,826,009

		5,797,584
Telecommunications Equipment &
Services - 1.04%
MRV Communications, Inc. *	635,911	1,577,059

Transportation - 7.64%
Alexander & Baldwin, Inc.	84,300	4,225,959
Diana Shipping, Inc.	168,850	4,812,225
OceanFreight, Inc.	107,100	2,489,004

		11,527,188

TOTAL COMMON STOCKS (Cost $152,250,472)		$148,116,675

The accompanying notes are an integral part of the financial statements.
323

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Intrinsic Value Trust (continued)
	Shares or
	Principal
	Amount	Value

WARRANTS - 0.05%

Mining - 0.05%
Fortune Minerals, Ltd.
(exercise date 07/26/2007, strike price
$3.02) *	164,190	$79,116

TOTAL WARRANTS (Cost $0)		$79,116

SHORT TERM INVESTMENTS - 1.26%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007	$1,900,000	$1,900,000

TOTAL SHORT TERM INVESTMENTS
(Cost $1,900,000)		$1,900,000

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$56,019 on 10/1/2007,
collateralized by $60,000 Federal
Home Loan Mortgage Corp.,
6.625% due 08/28/2022 (valued at
$60,825, including interest)	$56,000	$56,000

TOTAL REPURCHASE AGREEMENTS
(Cost $56,000)		$56,000

Total Investments (Small Cap Intrinsic Value Trust)
(Cost $154,206,472) - 99.49%		$150,151,791
Other Assets in Excess of Liabilities - 0.51%		767,513

TOTAL NET ASSETS - 100.00%		$150,919,304

Small Cap Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.54%

Air Travel - 1.22%
Airtran Holdings, Inc. * (a)	504,800	$4,967,232

Apparel & Textiles - 3.93%
Stage Stores, Inc.	512,949	9,351,060
Unifirst Corp.	176,000	6,592,960

		15,944,020
Auto Parts - 0.78%
Modine Manufacturing Company	91,200	2,427,744
O'Reilly Automotive, Inc. *	21,500	718,315

		3,146,059
Banking - 4.87%
AMCORE Financial, Inc.	63,300	1,577,436
First Midwest BanCorp, Inc., Illinois	89,900	3,070,984
International Bancshares Corp.	198,810	4,314,177
MB Financial, Inc. (a)	109,300	3,776,315
NewAlliance Bancshares, Inc. (a)	193,000	2,833,240
Webster Financial Corp.	5,900	248,508

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Westamerica Bancorp (a)	79,100	$3,939,971

		19,760,631
Biotechnology - 0.07%
Charles River Laboratories International, Inc. *	5,100	286,365

Building Materials & Construction - 0.53%
Trex Company, Inc. * (a)	192,500	2,140,600

Business Services - 4.25%
Bowne & Company, Inc.	322,200	5,367,852
Catalina Marketing Corp. *	174,900	5,665,011
MAXIMUS, Inc.	142,300	6,201,434

		17,234,297
Computers & Business Equipment - 2.03%
Diebold, Inc.	4,700	213,474
Electronics for Imaging, Inc. *	150,000	4,029,000
Xyratex, Ltd. *	208,900	4,008,791

		8,251,265
Construction Materials - 1.06%
Simpson Manufacturing Company, Inc.	134,600	4,287,010

Containers & Glass - 0.06%
Bemis Company, Inc.	8,000	232,880

Cosmetics & Toiletries - 1.11%
Helen of Troy, Ltd. *	233,700	4,512,747

Crude Petroleum & Natural Gas - 4.80%
Penn Virginia Corp.	234,600	10,317,708
Plains Exploration & Production Company *	7,400	327,228
Whiting Petroleum Corp. *	198,700	8,832,215

		19,477,151
Domestic Oil - 0.09%
St. Mary Land & Exploration Company	9,800	349,566

Electrical Equipment - 0.60%
Varian, Inc. *	38,000	2,417,180

Electrical Utilities - 2.50%
PNM Resources, Inc.	275,500	6,413,640
Westar Energy, Inc.	152,100	3,735,576

		10,149,216
Electronics - 3.41%
Belden, Inc.	193,149	9,060,620
Nam Tai Electronics, Inc.	379,300	4,771,594

		13,832,214
Energy - 1.02%
New Jersey Resources Corp.	83,400	4,135,806

Financial Services - 5.63%
Asset Acceptance Capital Corp. * (a)	339,600	3,939,360
Asta Funding, Inc.	118,700	4,548,584
Credit Acceptance Corp. * (a)	147,700	3,411,870
Delphi Financial Group, Inc.	146,950	5,939,719
Financial Federal Corp. (a)	169,100	4,736,491

The accompanying notes are an integral part of the financial statements.
324

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
GATX Corp.	5,700	$243,675

		22,819,699
Food & Beverages - 1.19%
Hormel Foods Corp.	12,300	440,094
Lance, Inc.	190,900	4,394,518

		4,834,612
Forest Products - 1.04%
Deltic Timber Corp.	73,900	4,206,388

Gas & Pipeline Utilities - 0.70%
Atmos Energy Corp.	83,600	2,367,552
UGI Corp.	10,500	272,790
WGL Holdings, Inc.	6,400	216,896

		2,857,238
Healthcare Products - 2.89%
DENTSPLY International, Inc.	3,400	141,576
Herbalife, Ltd.	150,400	6,837,184
Orthofix International NV *	97,300	4,764,781

		11,743,541
Healthcare Services - 0.20%
CorVel Corp. *	34,812	804,853

Hotels & Restaurants - 1.29%
CEC Entertainment, Inc. *	78,350	2,105,264
RARE Hospitality International, Inc. *	7,600	289,636
Sonic Corp. *	122,100	2,857,140

		5,252,040
Household Products - 0.98%
Tempur-Pedic International, Inc.	111,500	3,986,125

Industrial Machinery - 1.62%
Albany International Corp., Class A	114,000	4,273,860
Flowserve Corp.	2,800	213,304
Graco, Inc.	7,800	305,058
Quixote Corp.	90,400	1,789,920

		6,582,142
Insurance - 6.77%
Assured Guaranty, Ltd.	452,100	12,283,557
IPC Holdings, Ltd.	102,500	2,957,125
Platinum Underwriters Holdings, Ltd.	162,409	5,840,228
Reinsurance Group of America, Inc.	9,400	532,886
Universal American Financial Corp. *	255,900	5,837,079

		27,450,875
Investment Companies - 1.41%
Ares Cap Corp. (a)	350,500	5,702,635

Manufacturing - 8.62%
Acuity Brands, Inc.	130,300	6,577,544
AptarGroup, Inc.	137,900	5,222,273
Carlisle Companies, Inc.	345,600	16,796,160
Deswell Industries, Inc.	286,250	2,833,875
ESCO Technologies, Inc. * (a)	105,800	3,516,792

		34,946,644

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Medical-Hospitals - 3.18%
AmSurg Corp. *	285,099	$6,577,234
Centene Corp. *	294,800	6,341,148

		12,918,382
Metal & Metal Products - 4.59%
Matthews International Corp., Class A	193,400	8,470,920
Mueller Industries, Inc.	280,700	10,144,498

		18,615,418
Mining - 1.09%
Compass Minerals International, Inc.	129,800	4,418,392

Office Furnishings & Supplies - 3.10%
Acco Brands Corp. *	290,600	6,521,064
United Stationers, Inc. *	109,200	6,062,784

		12,583,848
Publishing - 0.56%
Valassis Communications, Inc. * (a)	253,600	2,262,112

Railroads & Equipment - 1.41%
Genesee & Wyoming, Inc., Class A *	198,625	5,728,345

Real Estate - 9.64%
Acadia Realty Trust, REIT	122,200	3,315,286
American Campus Communities, Inc., REIT (a)	100,700	2,949,503
Cousins Properties, Inc., REIT (a)	92,500	2,715,800
Equity Inns, Inc., REIT	138,200	3,120,556
Maguire Properties, Inc., REIT	144,700	3,737,601
Pennsylvania Real Estate
Investment Trust, REIT (a)	59,000	2,297,460
PS Business Parks, Inc., REIT	53,300	3,030,105
RAIT Investment Trust, REIT (a)	616,300	5,072,149
Realty Income Corp., REIT (a)	262,800	7,345,260
U-Store-It Trust, REIT	398,800	5,264,160
Ventas, Inc., REIT	6,400	264,960

		39,112,840
Retail Trade - 6.71%
Casey's General Stores, Inc.	351,500	9,736,550
Cato Corp., Class A	346,900	7,090,636
Hibbett Sports, Inc. *	369,400	9,161,120
Talbots, Inc.	68,900	1,240,200

		27,228,506
Telephone - 1.14%
Atlantic Tele-Network, Inc.	126,900	4,612,815

Tobacco - 1.35%
Universal Corp.	111,500	5,457,925

Trucking & Freight - 1.10%
Vitran Corp, Inc. *	269,700	4,466,232

TOTAL COMMON STOCKS (Cost $373,025,831)		$399,715,846

SHORT TERM INVESTMENTS - 14.89%
John Hancock Cash Investment Trust (c)	$60,386,094	$60,386,094

TOTAL SHORT TERM INVESTMENTS
(Cost $60,386,094)		$60,386,094

The accompanying notes are an integral part of the financial statements.
325

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.39%

Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$5,615,918 on 10/01/2007,
collateralized by $5,510,000
Federal Home Loan Mortgage
Corp., 5.55% due 10/04/2016
(valued at $5,730,400, including
interest)	$5,614,000	$5,614,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,614,000)		$5,614,000

Total Investments (Small Cap Value Trust)
(Cost $439,025,925) - 114.82%		$465,715,940
Liabilities in Excess of Other Assets - (14.82)%		(60,093,743)

TOTAL NET ASSETS - 100.00%		$405,622,197

Small Company Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.50%

Advertising - 1.64%
inVentiv Health, Inc. *	54,106	$2,370,925
ValueClick, Inc. *	83,023	1,864,697

		4,235,622
Aerospace - 1.04%
TransDigm Group, Inc. *	58,681	2,682,309

Apparel & Textiles - 1.44%
Interface, Inc., Class A	97,918	1,767,420
The Warnaco Group, Inc. *	50,084	1,956,782

		3,724,202
Auto Parts - 0.84%
Tenneco, Inc. *	69,827	2,165,335

Banking - 2.83%
East West Bancorp, Inc.	20,714	744,875
Greenhill & Company, Inc. (a)	32,608	1,990,718
SVB Financial Group *	44,077	2,087,487
Texas Capital Bancshares, Inc. *	55,312	1,202,483
UCBH Holdings, Inc.	74,870	1,308,728

		7,334,291
Biotechnology - 2.13%
Human Genome Sciences, Inc. *	96,621	994,230
MGI Pharma, Inc. *	47,720	1,325,662
Myriad Genetics, Inc. * (a)	61,540	3,209,311

		5,529,203
Building Materials & Construction - 1.42%
Eagle Materials, Inc. (a)	49,464	1,767,843
Texas Industries, Inc.	24,410	1,916,185

		3,684,028

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services - 5.66%
CoStar Group, Inc. *	43,929	$2,348,005
Euronet Worldwide, Inc. * (a)	72,571	2,160,438
Global Payments, Inc.	29,407	1,300,377
Informatica Corp. *	177,220	2,782,354
Jackson Hewitt Tax Service, Inc.	20,105	562,136
Korn/Ferry International *	98,268	1,622,405
Syntel, Inc.	37,536	1,560,747
Tetra Tech, Inc. *	110,715	2,338,301

		14,674,763
Cellular Communications - 1.10%
Dobson Communications Corp., Class A *	223,108	2,853,551

Commercial Services - 1.59%
Chemed Corp.	39,095	2,430,145
Live Nation, Inc. *	79,542	1,690,268

		4,120,413
Computers & Business Equipment - 2.64%
Cogent, Inc. * (a)	127,310	1,996,221
Micros Systems, Inc. *	45,064	2,932,314
Tech Data Corp. *	47,330	1,898,880

		6,827,415
Construction & Mining Equipment - 1.27%
Bucyrus International, Inc., Class A	45,118	3,290,456

Containers & Glass - 0.73%
Greif, Inc., Class A	31,249	1,896,189

Crude Petroleum & Natural Gas - 3.87%
Arena Resources, Inc. *	24,628	1,613,134
Bill Barrett Corp. * (a)	56,568	2,229,345
Carrizo Oil & Gas, Inc. *	46,754	2,097,385
Unit Corp. *	45,418	2,198,231
Whiting Petroleum Corp. *	42,512	1,889,658

		10,027,753
Drugs & Health Care - 2.21%
BioMarin Pharmaceutical, Inc. *	76,776	1,911,722
Mentor Corp. (a)	40,094	1,846,329
Parexel International Corp. *	47,863	1,975,306

		5,733,357
Educational Services - 1.49%
DeVry, Inc.	53,958	1,996,986
Strayer Education, Inc.	11,123	1,875,671

		3,872,657
Electrical Equipment - 1.70%
Varian, Inc. *	47,155	2,999,529
Wesco International, Inc. *	32,453	1,393,532

		4,393,061
Electrical Utilities - 1.49%
ITC Holdings Corp.	31,091	1,540,559
Pike Electric Corp. *	123,822	2,322,901

		3,863,460

The accompanying notes are an integral part of the financial statements.
326

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics - 2.29%
SiRF Technology Holdings, Inc. *	55,015	$1,174,570
Thomas & Betts Corp. *	33,775	1,980,566
Trimble Navigation, Ltd. *	70,634	2,769,559

		5,924,695
Financial Services - 2.00%
Affiliated Managers Group, Inc. * (a)	22,630	2,885,551
National Financial Partners Corp. (a)	43,545	2,307,014

		5,192,565
Food & Beverages - 1.58%
Performance Food Group Company *	68,847	2,074,360
Ralcorp Holdings, Inc. *	36,279	2,025,094

		4,099,454
Healthcare Products - 3.44%
Accuray, Inc. *	7,006	122,325
Gen-Probe, Inc. *	29,676	1,975,828
Kyphon, Inc. *	27,503	1,925,210
Nuvasive, Inc. *	41,386	1,486,999
The Medicines Company *	74,372	1,324,565
Wright Medical Group, Inc. *	77,492	2,078,336

		8,913,263
Healthcare Services - 2.03%
athenahealth, Inc. * (a)	6,064	205,630
Magellan Health Services, Inc. *	40,501	1,643,531
Palomar Medical Technologies, Inc. *	20,680	589,173
Pediatrix Medical Group, Inc. *	31,748	2,076,954
The Advisory Board Company *	12,657	740,055

		5,255,343
Holdings Companies/Conglomerates - 0.60%
United Industrial Corp.	20,614	1,551,410

Hotels & Restaurants - 1.86%
Choice Hotels International, Inc.	43,703	1,646,292
Jack in the Box, Inc. *	25,051	1,624,307
P.F. Chang's China Bistro, Inc. * (a)	52,522	1,554,651

		4,825,250
Household Products - 1.64%
Church & Dwight, Inc.	59,095	2,779,829
Tempur-Pedic International, Inc.	40,788	1,458,171

		4,238,000
Industrial Machinery - 1.83%
FMC Technologies, Inc. *	52,232	3,011,697
Regal-Beloit Corp.	36,170	1,732,181

		4,743,878
Insurance - 1.66%
HCC Insurance Holdings, Inc.	27,011	773,595
ProAssurance Corp. *	34,318	1,848,711
Security Capital Assurance, Ltd.	73,664	1,682,486

		4,304,792
Internet Retail - 0.32%
Shutterfly, Inc. *	25,735	821,204

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software - 1.88%
DealerTrack Holdings, Inc. *	51,502	$2,156,904
F5 Networks, Inc. *	72,840	2,708,919

		4,865,823
Leisure Time - 0.43%
National Cinemedia, Inc.	49,296	1,104,230

Manufacturing - 3.16%
Acuity Brands, Inc.	19,808	999,908
Ceradyne, Inc. *	33,885	2,566,450
Coherent, Inc. *	64,267	2,061,685
General Cable Corp. *	37,934	2,546,130

		8,174,173
Medical-Hospitals - 1.92%
Cepheid, Inc. *	48,148	1,097,774
Lifepoint Hospitals, Inc. *	53,247	1,597,943
VCA Antech, Inc. *	54,360	2,269,530

		4,965,247
Metal & Metal Products - 0.75%
Dynamic Materials Corp.	40,775	1,952,715

Petroleum Services - 2.39%
Core Laboratories N.V. *	18,795	2,394,295
Dril-Quip, Inc. *	42,561	2,100,385
ION Geophysical Corp. * (a)	122,403	1,692,834

		6,187,514
Pharmaceuticals - 2.73%
AMAG Pharmaceuticals, Inc. *	14,585	834,262
Medicis Pharmaceutical Corp., Class A (a)	51,194	1,561,929
Santarus, Inc. * (a)	85,398	226,304
Sciele Pharma, Inc. * (a)	78,643	2,046,291
United Therapeutics Corp. * (a)	36,107	2,402,560

		7,071,346
Pollution Control - 0.22%
Fuel Tech, Inc. *	26,312	581,232

Railroads & Equipment - 0.71%
Wabtec Corp.	48,951	1,833,704

Real Estate - 0.70%
BioMed Realty Trust, Inc., REIT	75,516	1,819,936

Retail Trade - 3.42%
Dick's Sporting Goods, Inc. *	20,724	1,391,617
DSW, Inc., Class A *	53,049	1,335,243
Hot Topic, Inc. *	175,001	1,305,507
Longs Drug Stores Corp.	47,519	2,360,269
Zumiez, Inc. * (a)	55,617	2,467,726

		8,860,362
Semiconductors - 7.82%
Cirrus Logic, Inc. *	256,656	1,642,598
Diodes, Inc. *	67,453	2,165,241
Emulex Corp. *	114,876	2,202,173
FormFactor, Inc. *	42,231	1,873,789
Microsemi Corp. *	96,824	2,699,453

The accompanying notes are an integral part of the financial statements.
327

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Power Integrations, Inc. *	77,629	$2,306,358
Silicon Laboratories, Inc. *	59,918	2,502,176
Tessera Technologies, Inc. *	59,133	2,217,488
Varian Semiconductor Equipment
Associates, Inc. *	49,561	2,652,505

		20,261,781
Software - 7.79%
Ansoft Corp. *	45,322	1,494,720
ANSYS, Inc. *	87,751	2,998,452
Blackboard, Inc. *	70,600	3,236,304
Eclipsys Corp. *	109,503	2,553,610
JDA Software Group, Inc. *	88,592	1,830,311
Lawson Software, Inc. *	252,741	2,529,937
Manhattan Associates, Inc. *	62,894	1,723,924
Omniture, Inc. * (a)	29,004	879,401
Orbotech, Ltd. *	48,921	1,028,809
THQ, Inc. *	76,651	1,914,742

		20,190,210
Steel - 1.16%
Carpenter Technology Corp.	23,161	3,011,162

Telecommunications Equipment &
Services - 3.89%
C-COR, Inc. *	122,585	1,408,502
NeuStar, Inc., Class A *	67,512	2,314,986
NICE Systems, Ltd., ADR *	69,971	2,507,761
Polycom, Inc. *	32,165	863,952
SBA Communications Corp. *	84,438	2,978,972

		10,074,173
Toys, Amusements & Sporting Goods - 0.60%
Marvel Entertainment, Inc. *	66,097	1,549,314

Transportation - 0.60%
American Commercial Lines, Inc. *	65,738	1,559,963

Trucking & Freight - 1.99%
Forward Air Corp.	56,754	1,690,134
Hub Group, Inc., Class A *	63,094	1,894,713
Knight Transportation, Inc.	90,849	1,563,511

		5,148,358

TOTAL COMMON STOCKS (Cost $227,189,266)		$249,989,162

SHORT TERM INVESTMENTS - 12.40%
John Hancock Cash Investment Trust	$32,135,002	$32,135,002

TOTAL SHORT TERM INVESTMENTS
(Cost $32,135,002)		$32,135,002

Small Company Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 3.68%

Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.55% to be repurchased at
$9,541,616 on 10/01/2007,
collateralized by $9,355,000
Federal Home Loan Mortgage
Corp., 5.55% due 10/04/2016
(valued at $9,729,200, including
interest)	$9,538,000	$9,538,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,538,000)		$9,538,000

Total Investments (Small Company Growth Trust)
(Cost $268,862,268) - 112.58%		$291,662,164
Liabilities in Excess of Other Assets - (12.58)%		(32,593,974)

TOTAL NET ASSETS - 100.00%		$259,068,190

Small Company Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.36%

Aerospace - 0.71%
Curtiss-Wright Corp.	6,285	$298,537
Teledyne Technologies, Inc. *	525	28,030

		326,567
Agriculture - 0.02%
Fresh Del Monte Produce, Inc. *	337	9,689

Air Travel - 0.34%
Frontier Airlines Holdings, Inc. * (a)	2,433	15,060
Mesa Air Group, Inc. *	3,054	13,560
SkyWest, Inc.	4,950	124,592

		153,212
Apparel & Textiles - 2.91%
Deckers Outdoor Corp. *	1,883	206,753
Jos. A. Bank Clothiers, Inc. * (a)	3,472	116,034
Maidenform Brands, Inc. *	1,037	16,468
Mothers Work, Inc. *	1,980	36,967
Perry Ellis International, Inc. *	7,283	201,812
The Gymboree Corp. *	14,704	518,169
The Warnaco Group, Inc. *	5,975	233,443

		1,329,646
Auto Parts - 0.57%
Accuride Corp. *	12,060	146,047
Aftermarket Technology Corp. *	3,584	113,756

		259,803
Banking - 4.75%
BancFirst Corp.	1,649	73,991
Bank of Hawaii Corp.	9,666	510,848
BankUnited Financial Corp., Class A	761	11,826
Charter Financial Corp.	293	15,822

The accompanying notes are an integral part of the financial statements.
328

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
City National Corp.	4,587	$318,842
Commerce Bancshares, Inc.	3,523	161,670
Corus Bankshares, Inc. (a)	8,785	114,381
East West Bancorp, Inc.	5,205	187,172
Financial Institutions, Inc.	1,327	23,992
First Citizens Bancshares, Inc.	447	77,957
First Regional Bancorp *	1,838	45,086
Imperial Capital Bancorp, Inc.	774	21,866
Pacific Capital Bancorp	5,160	135,708
Preferred Bank, Los Angeles, CA	1,265	49,765
Prosperity Bancshares, Inc.	2,628	87,144
SVB Financial Group *	4,816	228,086
Temecula Valley Bancorp, Inc. (a)	1,028	17,445
Trustmark Corp.	1,163	32,611
Vineyard National Bancorp Company (a)	3,360	56,179

		2,170,391
Biotechnology - 1.19%
Bio-Rad Laboratories, Inc., Class A *	971	87,875
Invitrogen Corp. *	5,564	454,746

		542,621
Broadcasting - 0.60%
Sinclair Broadcast Group, Inc., Class A	18,880	227,315
Westwood One, Inc.	17,071	46,945

		274,260
Building Materials & Construction - 3.86%
Apogee Enterprises, Inc.	1,233	31,984
Chicago Bridge & Iron Company N.V.	7,973	343,317
Drew Industries, Inc. *	6,062	246,602
EMCOR Group, Inc. *	20,074	629,521
Perini Corp. *	9,150	511,760

		1,763,184
Business Services - 5.67%
Acxiom Corp.	16,195	320,499
CGI Group, Inc., Class A *	1,713	19,528
Coinstar, Inc. *	587	18,884
COMSYS IT Partners, Inc. *	4,940	83,041
Core-Mark Holding Company, Inc. *	2,587	91,140
Deluxe Corp.	12,850	473,394
Dun & Bradstreet Corp.	310	30,569
First Consulting Group, Inc. *	1,619	16,676
Heidrick & Struggles International, Inc. *	5,034	183,489
Michael Baker Corp. *	1,193	58,469
PC Mall, Inc. *	6,590	102,870
Pre-Paid Legal Services, Inc. *	3,970	220,176
PRG-Schultz International, Inc. *	1,140	15,481
Sotheby's	10,274	490,994
Standard Parking Corp. *	1,426	56,741
Waste Industries USA	587	16,800
Watson Wyatt Worldwide, Inc., Class A	8,704	391,158

		2,589,909

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cable & Television - 0.02%
Corus Entertainment, Inc.	189	$8,974

Cellular Communications - 0.44%
Syniverse Holdings, Inc. *	8,235	130,937
Tessco Technologies, Inc. *	4,418	69,318

		200,255
Chemicals - 2.40%
Celanese Corp., Series A	18,895	736,527
CF Industries Holdings, Inc.	1,752	132,994
Methanex Corp.	4,285	108,839
Terra Industries, Inc. *	3,721	116,319

		1,094,679
Computers & Business Equipment - 1.66%
Blue Coat Systems, Inc. *	863	67,970
Immersion Corp. *	26,454	433,316
Quantum Corp. *	12,648	43,003
Tech Data Corp. *	1,630	65,396
Western Digital Corp. *	5,660	143,311
Xyratex, Ltd. *	193	3,704

		756,700
Containers & Glass - 1.04%
Pactiv Corp. *	14,659	420,127
Silgan Holdings, Inc.	1,053	56,599

		476,726
Cosmetics & Toiletries - 0.08%
Helen of Troy, Ltd. *	1,929	37,249

Crude Petroleum & Natural Gas - 0.31%
MarkWest Hydrocarbon, Inc.	2,405	139,803

Domestic Oil - 0.69%
Frontier Oil Corp.	1,075	44,763
Holly Corp.	4,540	271,628

		316,391
Drugs & Health Care - 0.38%
Molina Healthcare, Inc. *	841	30,503
Nutraceutical International Corp. *	5,024	76,415
XenoPort, Inc. *	1,412	66,435

		173,353
Electrical Equipment - 3.04%
Encore Wire Corp. (a)	2,604	65,439
GrafTech International, Ltd. *	30,619	546,243
Greatbatch, Inc. *	4,305	114,470
Littelfuse, Inc. *	759	27,089
Methode Electronics, Inc.	14,385	216,494
Tektronix, Inc.	276	7,656
Varian, Inc. *	6,479	412,129

		1,389,520
Electrical Utilities - 1.79%
Allete, Inc.	820	36,703
El Paso Electric Company *	22,061	510,271

The accompanying notes are an integral part of the financial statements.
329

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Unisource Energy Corp.	9,046	$270,385

		817,359
Electronics - 5.29%
Analogic Corp.	2,567	163,672
Axsys Technologies, Inc. *	369	11,424
Belden, Inc.	12,917	605,936
Checkpoint Systems, Inc. *	8,511	224,605
Cubic Corp.	5,990	252,598
Dolby Laboratories, Inc., Class A *	5,015	174,622
Itron, Inc. *	1,165	108,427
LoJack Corp. *	3,957	75,025
Stoneridge, Inc. *	1,799	18,350
Synopsys, Inc. *	1,371	37,127
Teleflex, Inc.	8,059	627,957
Trimble Navigation, Ltd. *	2,698	105,789
Zoran Corp. *	509	10,282

		2,415,814
Energy - 2.17%
Energen Corp.	17,393	993,488

Financial Services - 1.72%
Advanta Corp., Class B	3,817	104,662
Calamos Asset Management, Inc.	2,931	82,742
City Holding Company	2,246	81,777
Ocwen Financial Corp. *	15,207	143,402
SWS Group, Inc.	20,542	363,388
WSFS Financial Corp.	145	9,048

		785,019
Food & Beverages - 3.04%
Cal-Maine Foods, Inc.	1,507	38,037
Coca-Cola Bottling Company	318	19,175
Corn Products International, Inc.	10,210	468,333
Imperial Sugar Company (a)	10,847	283,432
J.M. Smucker Company	1,292	69,018
PepsiAmericas, Inc.	916	29,715
Ralcorp Holdings, Inc. *	668	37,288
Seaboard Corp.	151	295,960
Spartan Stores, Inc.	6,632	149,419

		1,390,377
Gas & Pipeline Utilities - 1.00%
AGL Resources, Inc.	1,614	63,947
Northwest Natural Gas Company	5,286	241,570
SEMCO Energy, Inc. *	13,505	106,555
UGI Corp.	1,688	43,854

		455,926
Healthcare Products - 2.92%
ArthroCare Corp. *	362	20,232
CONMED Corp. *	8,565	239,734
Dade Behring Holdings, Inc.	6,799	519,104
Health Tronics, Inc. *	3,610	18,411
IDEXX Laboratories, Inc. *	272	29,808

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Kinetic Concepts, Inc. *	8,970	$504,832

		1,332,121
Healthcare Services - 4.32%
American Dental Partners, Inc. *	4,530	126,885
AMERIGROUP Corp. *	3,367	116,094
Apria Healthcare Group, Inc. *	18,518	481,653
Healthspring, Inc. *	5,772	112,554
Sierra Health Services, Inc. *	1,112	46,915
WellCare Health Plans, Inc. *	10,315	1,087,511

		1,971,612
Holdings Companies/Conglomerates - 0.12%
United Industrial Corp.	717	53,961

Homebuilders - 0.24%
NVR, Inc. *	238	111,919

Hotels & Restaurants - 2.04%
AFC Enterprises, Inc. *	9,783	147,234
Chipotle Mexican Grill, Inc., Class A *	2,458	290,364
Choice Hotels International, Inc.	2,141	80,652
Interstate Hotels & Resorts, Inc. *	30,739	139,862
Jack in the Box, Inc. *	1,773	114,961
Papa John's International, Inc. *	5,437	132,880
Triarc Companies, Inc.	2,009	25,133

		931,086
Household Products - 0.66%
Tempur-Pedic International, Inc.	489	17,482
Tupperware Brands Corp.	8,976	282,654

		300,136
Industrial Machinery - 1.28%
EnPro Industries, Inc. *	5,798	235,399
Intevac, Inc. *	7,120	108,224
Robbins & Myers, Inc.	3,536	202,577
The Manitowoc Company, Inc.	902	39,941

		586,141
Insurance - 5.51%
Allied World Assurance Holdings, Ltd.	2,679	139,067
American Financial Group, Inc.	10,683	304,679
American Safety Insurance Holdings, Ltd. *	1,638	32,465
Aspen Insurance Holdings, Ltd.	20,241	564,926
Endurance Specialty Holdings, Ltd.	13,751	571,354
FBL Financial Group, Inc., Class A	607	23,971
HCC Insurance Holdings, Inc.	7,377	211,277
James River Group, Inc.	288	9,331
NYMAGIC, Inc.	1,985	55,203
Odyssey Re Holdings Corp.	6,054	224,664
Platinum Underwriters Holdings, Ltd.	699	25,136
Reinsurance Group of America, Inc.	5,722	324,380
RenaissanceRe Holdings, Ltd.	436	28,519

		2,514,972
Internet Content - 0.10%
TeleCommunication Systems, Inc. *	11,234	44,824

The accompanying notes are an integral part of the financial statements.
330

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 0.82%
Blue Nile, Inc. *	610	$57,413
Priceline.com, Inc. * (a)	3,594	318,968

		376,381
Internet Software - 0.41%
Chordiant Software, Inc. *	13,529	187,512

Leisure Time - 1.49%
Arctic Cat, Inc.	545	8,916
DreamWorks Animation SKG, Inc., Class A *	8,603	287,512
Polaris Industries, Inc. (a)	8,679	378,578
West Marine, Inc. *	692	7,993

		682,999
Manufacturing - 3.30%
GenTek, Inc. *	388	11,671
Goodman Global, Inc. *	4,822	115,149
Koppers Holdings, Inc.	2,462	95,058
Lydall, Inc. *	884	8,204
Mettler-Toledo International, Inc. *	7,180	732,360
Snap-on, Inc.	3,291	163,036
Sturm Ruger & Company, Inc. *	21,301	381,501

		1,506,979
Medical-Hospitals - 0.33%
Centene Corp. *	6,918	148,806

Metal & Metal Products - 0.18%
Crown Holdings, Inc. *	2,688	61,179
Mueller Industries, Inc.	533	19,262

		80,441
Mining - 0.33%
Hecla Mining Company *	12,287	109,969
Northgate Minerals Corp. *	14,521	41,239

		151,208
Office Furnishings & Supplies - 0.38%
Knoll, Inc.	9,866	175,023

Paper - 1.51%
Buckeye Technologies, Inc. *	19,709	298,394
Rock-Tenn Company, Class A	13,611	393,358

		691,752
Petroleum Services - 3.32%
Delek US Holdings, Inc.	1,254	31,450
Grey Wolf, Inc. *	58,860	385,533
GulfMark Offshore, Inc. *	3,293	160,237
Oceaneering International, Inc. *	2,460	186,468
Tesoro Corp.	8,237	379,067
Trico Marine Services, Inc. *	12,547	373,901

		1,516,656
Pharmaceuticals - 2.58%
Axcan Pharma, Inc. *	1,193	24,779
Cubist Pharmaceuticals, Inc. *	6,197	130,943
King Pharmaceuticals, Inc. *	16,723	195,994
OSI Pharmaceuticals, Inc. *	12,152	413,046

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
ViroPharma, Inc. *	3,575	$31,817
Watson Pharmaceuticals, Inc. *	11,781	381,704

		1,178,283
Photography - 0.38%
CPI Corp.	4,493	173,070

Plastics - 0.07%
AEP Industries, Inc. *	811	34,338

Publishing - 0.32%
American Greetings Corp., Class A	5,307	140,105
Multi-Color Corp.	335	7,633

		147,738
Railroads & Equipment - 0.41%
Kansas City Southern *	5,829	187,519

Real Estate - 3.95%
Agree Realty Corp., REIT	284	8,900
Avatar Holdings, Inc. * (a)	1,981	98,911
Capital Trust, Inc., Class A, REIT (a)	2,468	87,614
Equity Lifestyle Properties, Inc., REIT	8,356	432,841
Gramercy Captial Corp., REIT	15,821	398,215
Jones Lang LaSalle, Inc.	921	94,642
Taubman Centers, Inc., REIT	12,457	682,021

		1,803,144
Retail Trade - 4.17%
Big Lots, Inc. *	15,861	473,292
Dollar Tree Stores, Inc. *	5,450	220,943
FTD Group, Inc.	2,206	32,825
Jo-Ann Stores, Inc. *	8,928	188,381
NBTY, Inc. *	5,154	209,252
Systemax, Inc. * (a)	7,675	156,877
The Dress Barn, Inc. *	20,348	346,120
The Men's Wearhouse, Inc.	5,529	279,325

		1,907,015
Sanitary Services - 0.41%
Darling International, Inc. *	13,985	138,312
Stericycle, Inc. *	827	47,271

		185,583
Semiconductors - 3.11%
Amkor Technology, Inc. *	12,216	140,728
ASM International N.V. (a)	4,236	121,065
Asyst Technologies, Inc. *	3,119	16,500
Cabot Microelectronics Corp. *	1,417	60,577
Credence Systems Corp. *	9,741	30,100
Emulex Corp. *	13,479	258,392
Novellus Systems, Inc. *	3,990	108,767
ON Semiconductor Corp. *	54,513	684,683

		1,420,812
Software - 2.73%
American Software, Inc., Class A *	848	7,802
Magma Design Automation, Inc. *	3,622	50,961

The accompanying notes are an integral part of the financial statements.
331

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
ManTech International Corp. *	565	$20,329
Omnicell, Inc. *	8,351	238,337
Open Text Corp. * (a)	1,194	31,008
SPSS, Inc. *	10,191	419,258
Sybase, Inc. *	20,651	477,658

		1,245,353
Steel - 1.19%
AK Steel Holding Corp. *	5,011	220,233
Ryerson, Inc.	9,598	323,837

		544,070
Telecommunications Equipment &
Services - 2.24%
Avici Systems, Inc. *	3,755	40,029
CommScope, Inc. *	10,092	507,022
Comtech Telecommunications Corp. *	4,914	262,850
InterDigital, Inc. *	3,726	77,426
Premiere Global Services, Inc. *	10,765	136,177

		1,023,504
Telephone - 0.35%
CenturyTel, Inc.	1,899	87,772
Cincinnati Bell, Inc. *	15,046	74,327

		162,099
Tires & Rubber - 0.22%
Cooper Tire & Rubber Company	4,124	100,626

Tobacco - 0.07%
Loews Corp. - Carolina Group	380	31,247

Toys, Amusements & Sporting Goods - 0.38%
Jakks Pacific, Inc. *	6,506	173,775

Transportation - 0.58%
Bristow Group, Inc. *	1,832	80,077
Kirby Corp. *	4,171	184,108

		264,185
Trucking & Freight - 1.25%
Arkansas Best Corp.	1,718	56,110
Forward Air Corp.	2,146	63,908
Heartland Express, Inc. (a)	4,596	65,631
Hub Group, Inc., Class A *	2,603	78,168
Knight Transportation, Inc.	4,565	78,563
Landstar Systems, Inc.	4,344	182,318
Old Dominion Freight Lines, Inc. *	1,974	47,317

		572,015

TOTAL COMMON STOCKS (Cost $43,643,856)		$45,389,820

SHORT TERM INVESTMENTS - 3.75%
John Hancock Cash Investment Trust (c)	$1,713,590	$1,713,590

TOTAL SHORT TERM INVESTMENTS
(Cost $1,713,590)		$1,713,590

Small Company Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.50%

Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$229,078 on 10/01/2007,
collateralized by $230,000 Federal
National Mortgage Association,
6.06% due 06/06/2017 (valued at
$235,463, including interest)	$229,000	$229,000

TOTAL REPURCHASE AGREEMENTS
(Cost $229,000)		$229,000

Total Investments (Small Company Trust)
(Cost $45,586,446) - 103.61%		$47,332,410
Liabilities in Excess of Other Assets - (3.61)%		(1,650,053)

TOTAL NET ASSETS - 100.00%		$45,682,357

Small Company Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.22%

Aerospace - 1.95%
EDO Corp. (a)	52,600	$2,946,126
Kratos Defense & Security Solutions Inc * (a)	433,900	1,188,886
Woodward Governor Company	144,200	8,998,080

		13,133,092
Air Travel - 0.49%
Airtran Holdings, Inc. *	335,300	3,299,352

Apparel & Textiles - 1.03%
Culp, Inc. *	124,300	1,290,234
G & K Services, Class A	139,700	5,615,940

		6,906,174
Auto Parts - 0.24%
Accuride Corp. *	132,500	1,604,575

Auto Services - 0.91%
Dollar Thrifty Automotive Group, Inc. *	177,500	6,157,475

Banking - 4.83%
Boston Private Financial Holdings, Inc. (a)	120,700	3,360,288
East West Bancorp, Inc.	274,800	9,881,808
Glacier Bancorp, Inc.	184,400	4,152,688
Home Bancshares, Inc. (a)	114,019	2,484,474
SVB Financial Group *	188,000	8,903,680
Wintrust Financial Corp. (a)	87,900	3,752,451

		32,535,389
Biotechnology - 1.56%
Exelixis, Inc. *	236,200	2,501,358
Myriad Genetics, Inc. *	153,700	8,015,455

		10,516,813
Broadcasting - 0.26%
Saga Communications, Inc., Class A *	242,700	1,781,418

The accompanying notes are an integral part of the financial statements.
332

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Building Materials & Construction - 0.89%
Beacon Roofing Supply, Inc. *	266,000	$2,718,520
Drew Industries, Inc. *	80,100	3,258,468

		5,976,988
Business Services - 6.12%
Compass Diversified Trust	168,000	2,698,080
Electro Rent Corp.	319,200	4,471,992
FTI Consulting, Inc. *	201,800	10,152,558
McGrath Rentcorp	251,700	8,366,508
MPS Group, Inc. *	482,500	5,379,875
Navigant Consulting Company *	185,000	2,342,100
StarTek, Inc.	174,900	1,771,737
Wind River Systems, Inc. *	513,300	6,041,541

		41,224,391
Chemicals - 4.05%
Airgas, Inc.	182,800	9,437,964
American Vanguard Corp.	210,100	4,101,152
Arch Chemicals, Inc.	166,600	7,810,208
Innospec, Inc.	258,700	5,893,186

		27,242,510
Commercial Services - 0.93%
Live Nation, Inc. *	75,900	1,612,875
Pool Corp. (a)	185,600	4,636,288

		6,249,163
Computers & Business Equipment - 1.57%
Ixia *	345,100	3,009,272
Palm, Inc. *	264,000	4,295,280
Xyratex, Ltd. *	170,100	3,264,219

		10,568,771
Construction & Mining Equipment - 0.57%
Carbo Ceramics, Inc. (a)	75,600	3,835,188

Construction Materials - 2.73%
Ameron International Corp.	75,400	7,975,058
Florida Rock Industries, Inc.	116,000	7,248,840
Universal Forest Products, Inc.	106,000	3,169,400

		18,393,298
Crude Petroleum & Natural Gas - 3.97%
Forest Oil Corp. *	169,000	7,273,760
Penn Virginia Corp.	295,400	12,991,692
Whiting Petroleum Corp. *	145,200	6,454,140

		26,719,592
Domestic Oil - 0.59%
Mariner Energy, Inc. *	141,404	2,928,477
Union Drilling, Inc. *	69,700	1,016,226

		3,944,703
Drugs & Health Care - 1.67%
Arrow International, Inc.	51,200	2,329,088
Landauer, Inc.	61,900	3,154,424
West Pharmaceutical Services, Inc.	138,200	5,757,412

		11,240,924

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment - 1.81%
C & D Technologies, Inc. * (a)	186,600	$929,268
Genlyte Group, Inc. *	86,200	5,539,212
Littelfuse, Inc. *	131,800	4,703,942
Methode Electronics, Inc.	66,000	993,300

		12,165,722
Electrical Utilities - 2.65%
Black Hills Corp.	148,000	6,070,960
Cleco Corp.	210,400	5,316,808
El Paso Electric Company *	201,000	4,649,130
Empire District Electric Company (a)	78,600	1,775,574

		17,812,472
Electronics - 2.43%
Analogic Corp.	39,200	2,499,392
Belden, Inc.	179,700	8,429,727
Franklin Electric, Inc. (a)	68,400	2,811,924
Newport Corp. *	170,600	2,598,238

		16,339,281
Energy - 0.17%
GeoMet, Inc. * (a)	124,000	631,160
Verenium Corp. * (a)	93,700	494,736

		1,125,896
Financial Services - 0.17%
JMP Group Inc *	119,700	1,122,786
Merrill Lynch & Company, Inc.	1	76

		1,122,862
Food & Beverages - 0.26%
Winn-Dixie Stores, Inc. * (a)	94,600	1,770,912

Forest Products - 0.87%
Deltic Timber Corp.	103,500	5,891,220

Furniture & Fixtures - 0.41%
Stanley Furniture Company, Inc. (a)	171,300	2,783,625

Gas & Pipeline Utilities - 0.99%
Southwest Gas Corp.	139,500	3,946,455
Vectren Corp.	100,400	2,739,916

		6,686,371
Healthcare Products - 1.39%
Owens & Minor, Inc.	245,700	9,358,713

Healthcare Services - 0.54%
National Healthcare Corp.	70,500	3,622,995

Homebuilders - 0.46%
M/I Homes, Inc. (a)	131,600	1,827,924
Meritage Homes Corp. * (a)	90,900	1,283,508

		3,111,432
Hotels & Restaurants - 1.29%
RARE Hospitality International, Inc. *	171,800	6,547,298
Ruby Tuesday, Inc.	117,800	2,160,452

		8,707,750

The accompanying notes are an integral part of the financial statements.
333

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery - 1.73%
Circor International, Inc.	78,800	$3,578,308
IDEX Corp.	222,150	8,084,039

		11,662,347
Insurance - 4.83%
Employers Holdings, Inc.	32,800	676,008
James River Group, Inc.	6,100	197,640
Markel Corp. *	11,400	5,517,600
Max Re Capital, Ltd.	194,200	5,445,368
Midland Company	122,800	6,749,088
National Interstate Corp.	93,800	2,888,102
ProAssurance Corp. *	205,000	11,043,350

		32,517,156
Investment Companies - 2.27%
Ares Cap Corp. (a)	257,000	4,181,390
First Financial Fund, Inc. *	305,786	3,883,482
Hercules Technology Growth Capital, Inc. (a)	240,800	3,195,416
Kohlberg Capital Corp.	265,100	3,992,406

		15,252,694
Life Sciences - 0.25%
Symyx Technologies, Inc. *	190,000	1,651,100

Manufacturing - 2.51%
AptarGroup, Inc.	238,400	9,028,208
Nordson Corp.	156,900	7,877,949

		16,906,157
Metal & Metal Products - 3.47%
Gibraltar Industries, Inc.	236,800	4,380,800
Matthews International Corp., Class A	212,600	9,311,880
Metal Management, Inc.	178,500	9,674,700

		23,367,380
Mobile Homes - 1.04%
Skyline Corp.	77,000	2,316,160
Winnebago Industries, Inc. (a)	195,000	4,656,600

		6,972,760
Newspapers - 0.08%
Journal Register Company (a)	211,400	507,360
Paper - 1.45%
Chesapeake Corp.	60,400	510,984
Potlatch Corp.	143,200	6,448,296
Wausau-Mosinee Paper Corp.	253,500	2,826,525

		9,785,805
Petroleum Services - 3.68%
Atwood Oceanics, Inc. *	77,600	5,941,056
Hercules Offshore, Inc. *	136,317	3,559,237
TETRA Technologies, Inc. *	383,600	8,109,304
W-H Energy Services, Inc. *	97,600	7,198,000

		24,807,597
Pharmaceuticals - 0.87%
Pharmion Corp. *	127,300	5,873,622

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Railroads & Equipment - 0.99%
Genesee & Wyoming, Inc., Class A *	231,100	$6,664,924

Real Estate - 5.02%
First Potomac Realty Trust, REIT	187,900	4,096,220
Kilroy Realty Corp., REIT	155,300	9,415,839
LaSalle Hotel Properties, REIT	159,500	6,711,760
Parkway Properties, Inc., REIT	87,500	3,862,250
Strategic Hotel Cap, Inc., REIT	248,000	5,106,320
Washington Real Estate Investment Trust,
REIT (a)	139,000	4,612,020

		33,804,409
Retail Grocery - 0.60%
Nash Finch Company (a)	102,000	4,062,660

Retail Trade - 4.04%
Aaron Rents, Inc., Class A	6,000	128,400
Aaron Rents, Inc., Class B	411,400	9,174,220
Building Materials Holding Corp. (a)	200,000	2,116,000
Casey's General Stores, Inc.	147,100	4,074,670
CSS Industries, Inc.	121,600	4,373,952
Fred's, Inc., Class A	184,700	1,944,891
Haverty Furniture Companies, Inc.	276,600	2,425,782
Stein Mart, Inc.	393,300	2,993,013

		27,230,928
Sanitary Services - 1.91%
Casella Waste Systems, Inc., Class A *	247,100	3,098,634
Insituform Technologies, Inc., Class A * (a)	272,500	4,150,175
Waste Connections, Inc. *	176,200	5,596,112

		12,844,921
Semiconductors - 2.40%
Advanced Energy Industries, Inc. *	196,300	2,964,130
ATMI, Inc. *	100,400	2,986,900
Brooks Automation, Inc. *	297,162	4,231,587
Exar Corp. *	129,900	1,696,494
GSI Group, Inc. *	379,100	4,283,830

		16,162,941
Software - 2.72%
Progress Software Corp. *	227,000	6,878,100
SPSS, Inc. *	170,400	7,010,256
Websense, Inc. *	224,200	4,423,466

		18,311,822
Steel - 1.40%
Carpenter Technology Corp.	72,400	9,412,724

Telecommunications Equipment &
Services - 0.76%
Premiere Global Services, Inc. *	407,100	5,149,815

Tires & Rubber - 0.63%
Myers Indiana, Inc.	213,900	4,239,498

Tobacco - 0.26%
Alliance One International, Inc. *	269,800	1,764,492

The accompanying notes are an integral part of the financial statements.
334

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation - 2.58%
Kirby Corp. *	250,200	$11,043,828
UTI Worldwide, Inc.	276,000	6,342,480

		17,386,308
Trucking & Freight - 1.93%
Landstar Systems, Inc.	309,200	12,977,124

TOTAL COMMON STOCKS (Cost $459,699,649)		$641,145,611

SHORT TERM INVESTMENTS - 13.07%
John Hancock Cash Investment Trust	$62,119,320	$62,119,320
T. Rowe Price Reserve Investment Fund	25,869,038	25,869,038

TOTAL SHORT TERM INVESTMENTS
(Cost $87,988,358)		$87,988,358

REPURCHASE AGREEMENTS - 0.50%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$3,363,149 on 10/01/2007,
collateralized by $3,350,000
Federal National Mortgage
Association, 5.375% due
08/15/2009 (valued at $3,429,563,
including interest)	$3,362,000	$3,362,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,362,000)		$3,362,000

Total Investments (Small Company Value Trust)
(Cost $551,050,007) - 108.79%		$732,495,969
Liabilities in Excess of Other Assets - (8.79)%		(59,199,632)

TOTAL NET ASSETS - 100.00%		$673,296,337

Special Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.30%

Air Travel - 1.20%
Airtran Holdings, Inc. * (a)	8,500	$83,640

Apparel & Textiles - 2.38%
Stage Stores, Inc.	9,100	165,893

Auto Parts - 3.70%
O'Reilly Automotive, Inc. *	7,700	257,257

Banking - 6.13%
First Midwest BanCorp, Inc., Illinois	1,800	61,488
International Bancshares Corp.	3,500	75,950
MB Financial, Inc.	1,900	65,645
NewAlliance Bancshares, Inc. (a)	4,400	64,592
Webster Financial Corp.	2,000	84,240
Westamerica Bancorp (a)	1,500	74,715

		426,630

Special Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology - 1.86%
Charles River Laboratories International, Inc. *	2,300	$129,145

Business Services - 1.13%
MAXIMUS, Inc.	1,800	78,444

Computers & Business Equipment - 3.28%
Diebold, Inc.	1,500	68,130
Electronics for Imaging, Inc. *	2,600	69,836
Xyratex, Ltd. *	4,700	90,193

		228,159
Construction Materials - 0.96%
Simpson Manufacturing Company, Inc.	2,100	66,885
Containers & Glass - 1.13%
Bemis Company, Inc.	2,700	78,597
Crude Petroleum & Natural Gas - 2.55%
Plains Exploration & Production Company *	2,500	110,550
Whiting Petroleum Corp. *	1,500	66,675

		177,225
Domestic Oil - 1.69%
St. Mary Land & Exploration Company	3,300	117,711

Electrical Equipment - 0.64%
Varian, Inc. *	700	44,527

Electrical Utilities - 2.95%
PNM Resources, Inc.	4,600	107,088
Westar Energy, Inc.	4,000	98,240

		205,328
Electronics - 2.74%
Belden, Inc.	2,000	93,820
Nam Tai Electronics, Inc.	7,700	96,866

		190,686
Energy - 0.83%
New Jersey Resources Corp.	1,162	57,624

Financial Services - 6.15%
Asset Acceptance Capital Corp. (a)	6,800	78,880
Credit Acceptance Corp. * (a)	3,000	69,300
Delphi Financial Group, Inc.	2,400	97,008
Financial Federal Corp.	3,938	110,303
GATX Corp.	1,700	72,675

		428,166
Food & Beverages - 3.13%
Hormel Foods Corp.	4,100	146,698
Lance, Inc.	3,100	71,362

		218,060
Forest Products - 0.90%
Deltic Timber Corp.	1,100	62,612

Gas & Pipeline Utilities - 2.33%
UGI Corp.	3,500	90,930
WGL Holdings, Inc.	2,100	71,169

		162,099

The accompanying notes are an integral part of the financial statements.
335

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Special Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 3.02%
DENTSPLY International, Inc.	1,200	$49,968
Herbalife, Ltd.	1,800	81,828
Orthofix International NV *	1,600	78,352

		210,148
Hotels & Restaurants - 0.94%
Sonic Corp. *	2,800	65,520

Household Products - 0.77%
Tempur-Pedic International, Inc.	1,500	53,625

Industrial Machinery - 3.06%
Albany International Corp., Class A	1,151	43,151
Flowserve Corp.	1,000	76,180
Graco, Inc.	2,400	93,864

		213,195
Insurance - 7.18%
Assured Guaranty, Ltd.	3,200	86,944
IPC Holdings, Ltd.	1,800	51,930
Platinum Underwriters Holdings, Ltd.	2,600	93,496
Reinsurance Group of America, Inc.	3,100	175,739
Universal American Financial Corp. *	4,000	91,240

		499,349
Investment Companies - 1.38%
Ares Cap Corp. (a)	5,900	95,993

Manufacturing - 7.26%
Acuity Brands, Inc.	2,200	111,056
AptarGroup, Inc.	1,184	44,838
Carlisle Companies, Inc.	6,100	296,460
ESCO Technologies, Inc. *	1,600	53,184

		505,538
Medical-Hospitals - 3.24%
AmSurg Corp. *	5,200	119,964
Centene Corp. *	4,900	105,399

		225,363
Metal & Metal Products - 4.30%
Matthews International Corp., Class A	3,300	144,540
Mueller Industries, Inc.	4,283	154,788

		299,328
Mining - 0.64%
Compass Minerals International, Inc.	1,300	44,252

Office Furnishings & Supplies - 2.57%
Acco Brands Corp. *	4,700	105,468
United Stationers, Inc. *	1,323	73,453

		178,921
Publishing - 0.58%
Valassis Communications, Inc. * (a)	4,500	40,140

Railroads & Equipment - 1.04%
Genesee & Wyoming, Inc., Class A *	2,500	72,100

Real Estate - 8.08%
Cousins Properties, Inc., REIT (a)	1,986	58,309

Special Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Maguire Properties, Inc., REIT	2,900	$74,907
PS Business Parks, Inc., REIT	700	39,795
RAIT Investment Trust, REIT (a)	10,400	85,592
Realty Income Corp., REIT (a)	4,600	128,570
U-Store-It Trust, REIT	6,700	88,440
Ventas, Inc., REIT	2,100	86,940

		562,553
Retail Trade - 6.29%
Casey's General Stores, Inc.	5,500	152,350
Cato Corp., Class A	5,048	103,181
Hibbett Sports, Inc. *	6,100	151,280
Talbots, Inc.	1,700	30,600

		437,411
Tobacco - 1.27%
Universal Corp.	1,800	88,110

TOTAL COMMON STOCKS (Cost $7,265,899)		$6,770,234

SHORT TERM INVESTMENTS - 10.12%
John Hancock Cash Investment Trust (c)	$704,055	$704,055

TOTAL SHORT TERM INVESTMENTS
(Cost $704,055)		$704,055

REPURCHASE AGREEMENTS - 2.69%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$187,064 on 10/01/2007,
collateralized by $195,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$193,157, including interest)	$187,000	$187,000

TOTAL REPURCHASE AGREEMENTS
(Cost $187,000)		$187,000

Total Investments (Special Value Trust)
(Cost $8,156,954) - 110.11%		$7,661,289
Liabilities in Excess of Other Assets - (10.11)%		(703,724)

TOTAL NET ASSETS - 100.00%		$6,957,565

Spectrum Income Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 16.57%

Aerospace - 0.13%
Raytheon Company	21,500	$1,372,130

Agriculture - 0.05%
Archer-Daniels-Midland Company	15,400	509,432

Air Travel - 0.05%
Southwest Airlines Company	35,700	528,360

The accompanying notes are an integral part of the financial statements.
336

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Aluminum - 0.11%
Alcoa, Inc.	28,800	$1,126,656

Auto Parts - 0.10%
Genuine Parts Company	19,800	990,000

Automobiles - 0.04%
Ford Motor Company *	51,800	439,782

Banking - 0.60%
Citizens Banking Corp.	260	4,188
Fifth Third Bancorp	44,000	1,490,720
National City Corp.	23,700	594,633
Royal Bank of Scotland Group PLC	56,228	601,803
SunTrust Banks, Inc.	17,800	1,346,926
US Bancorp	67,475	2,194,962

		6,233,232
Biotechnology - 0.15%
Amgen, Inc. *	28,500	1,612,245

Broadcasting - 0.13%
CBS Corp., Class B	39,800	1,253,700
XM Satellite Radio Holdings, Inc., Class A *	10,500	148,785

		1,402,485
Building Materials & Construction - 0.11%
Masco Corp.	51,200	1,186,304

Business Services - 0.20%
Computer Sciences Corp. *	14,800	827,320
H & R Block, Inc.	58,600	1,241,148

		2,068,468
Cable & Television - 0.27%
Time Warner, Inc.	105,800	1,942,488
Viacom, Inc., Class B *	23,500	915,795

		2,858,283
Cellular Communications - 0.22%
ALLTEL Corp.	14,600	1,017,328
Crown Castle International Corp. *	8,975	364,654
Motorola, Inc.	51,600	956,148

		2,338,130
Chemicals - 0.15%
E.I. Du Pont de Nemours & Company	31,710	1,571,548

Computers & Business Equipment - 0.16%
Dell, Inc. *	58,800	1,622,880

Construction Materials - 0.17%
USG Corp. * (a)	18,700	702,185
Vulcan Materials Company	12,500	1,114,375

		1,816,560
Cosmetics & Toiletries - 0.72%
Avon Products, Inc.	36,400	1,366,092
Colgate-Palmolive Company	25,100	1,790,132
International Flavors & Fragrances, Inc.	28,800	1,522,368
Kimberly-Clark Corp.	14,200	997,692

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Procter & Gamble Company	25,300	$1,779,602

		7,455,886
Crude Petroleum & Natural Gas - 0.11%
Statoil ASA, ADR	24,000	814,080
Statoil ASA	8,900	302,159

		1,116,239
Drugs & Health Care - 0.14%
Wyeth	32,000	1,425,600

Electrical Equipment - 0.08%
Cooper Industries, Ltd., Class A	16,800	858,312

Electrical Utilities - 0.48%
Ameren Corp.	5,500	288,750
Entergy Corp.	16,100	1,743,469
FirstEnergy Corp.	16,800	1,064,112
Pinnacle West Capital Corp.	16,100	636,111
TECO Energy, Inc.	17,900	294,097
Xcel Energy, Inc.	45,700	984,378

		5,010,917
Electronics - 0.10%
Sony Corp.	21,400	1,036,685

Energy - 0.22%
Duke Energy Corp.	53,870	1,006,830
Energy East Corp.	2,570	69,518
Progress Energy, Inc.	25,850	1,211,073

		2,287,421
Financial Services - 1.46%
Bank of New York Mellon Corp.	44,900	1,981,886
Capital One Financial Corp.	11,300	750,659
Charles Schwab Corp.	78,100	1,686,960
Citigroup, Inc.	41,105	1,918,371
Countrywide Financial Corp.	35,600	676,756
Federal National Mortgage Association	13,600	827,016
JP Morgan Chase & Company	85,910	3,936,396
Legg Mason, Inc.	10,700	901,903
Merrill Lynch & Company, Inc.	7,100	506,088
State Street Corp.	18,400	1,254,144
Wells Fargo & Company	19,400	691,028

		15,131,207
Food & Beverages - 0.65%
B&G Foods Inc	16,525	342,067
Campbell Soup Company	14,200	525,400
General Mills, Inc.	25,000	1,450,250
Hershey Company	16,800	779,688
Kraft Foods, Inc., Class A	32,100	1,107,771
McCormick & Company, Inc.	16,900	607,893
Sysco Corp.	14,600	519,614
The Coca-Cola Company	25,100	1,442,497

		6,775,180

The accompanying notes are an integral part of the financial statements.
337

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities - 0.20%
NiSource, Inc.	70,300	$1,345,542
Spectra Energy Corp.	28,300	692,784
Williams Companies, Inc.	230	7,834

		2,046,160
Healthcare Products - 0.35%
Baxter International, Inc.	19,600	1,103,088
Boston Scientific Corp. *	26,800	373,860
Johnson & Johnson	32,200	2,115,540

		3,592,488
Holdings Companies/Conglomerates - 0.58%
General Electric Company	144,500	5,982,300

Homebuilders - 0.04%
D.R. Horton, Inc.	33,600	430,416

Household Products - 0.28%
Fortune Brands, Inc.	17,100	1,393,479
Newell Rubbermaid, Inc.	53,400	1,538,988

		2,932,467
Industrial Machinery - 0.11%
Ingersoll-Rand Company, Ltd., Class A	16,700	909,649
Pall Corp.	5,800	225,620

		1,135,269
Insurance - 0.95%
American International Group, Inc.	30,400	2,056,560
Chubb Corp.	14,000	750,960
Genworth Financial, Inc., Class A	17,900	550,067
Lincoln National Corp.	26,800	1,767,996
Marsh & McLennan Companies, Inc.	83,700	2,134,350
Progressive Corp.	34,500	669,645
The Travelers Companies, Inc.	23,200	1,167,888
UnumProvident Corp.	30,100	736,547

		9,834,013
International Oil - 1.66%
Anadarko Petroleum Corp.	26,800	1,440,500
BP PLC, ADR	18,400	1,276,040
Chevron Corp.	44,490	4,163,374
Exxon Mobil Corp.	43,200	3,998,592
Hess Corp.	28,440	1,892,113
Murphy Oil Corp.	23,500	1,642,415
Royal Dutch Shell PLC, ADR	35,200	2,892,736

		17,305,770
Internet Content - 0.14%
Yahoo!, Inc. *	53,400	1,433,256

Leisure Time - 0.17%
Lakes Gaming, Inc. * (a)	23,275	221,811
Walt Disney Company	44,400	1,526,916

		1,748,727
Liquor - 0.21%
Anheuser-Busch Companies, Inc.	36,200	1,809,638

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Liquor (continued)
Brown Forman Corp., Class B	4,500	$337,095

		2,146,733
Manufacturing - 0.59%
3M Company	29,000	2,713,820
General Cable Corp. *	6,850	459,772
Honeywell International, Inc.	25,000	1,486,750
Illinois Tool Works, Inc.	25,300	1,508,892

		6,169,234
Office Furnishings & Supplies - 0.12%
Avery Dennison Corp.	21,300	1,214,526

Paper - 0.35%
International Paper Company	72,765	2,610,080
MeadWestvaco Corp.	35,360	1,044,181

		3,654,261
Petroleum Services - 0.22%
BJ Services Company	29,900	793,845
Schlumberger, Ltd.	14,200	1,491,000

		2,284,845
Pharmaceuticals - 0.94%
Abbott Laboratories	22,100	1,185,002
Bristol-Myers Squibb Company	48,800	1,406,416
Eli Lilly & Company	40,900	2,328,437
Merck & Company, Inc.	53,600	2,770,584
Pfizer, Inc.	85,070	2,078,260

		9,768,699
Photography - 0.12%
Eastman Kodak Company (a)	47,700	1,276,452

Publishing - 0.54%
Dow Jones & Company, Inc.	26,800	1,599,960
Gannett Company, Inc.	30,400	1,328,480
McGraw-Hill Companies, Inc.	16,000	814,560
The New York Times Company, Class A (a)	56,100	1,108,536
Tribune Company	28,393	775,697

		5,627,233
Railroads & Equipment - 0.17%
Union Pacific Corp.	16,000	1,808,960

Real Estate - 0.01%
Weingarten Realty Investors, REIT	2,210	91,627

Retail Trade - 0.42%
Bed Bath & Beyond, Inc. *	33,600	1,146,432
Gap, Inc.	21,000	387,240
Home Depot, Inc.	41,200	1,336,528
Wal-Mart Stores, Inc.	35,500	1,549,575

		4,419,775
Sanitary Services - 0.10%
Waste Management, Inc.	26,800	1,011,432

Semiconductors - 0.26%
Analog Devices, Inc.	36,500	1,319,840
Applied Materials, Inc.	19,600	405,720

The accompanying notes are an integral part of the financial statements.
338

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Intel Corp.	36,500	$943,890

		2,669,450
Software - 0.28%
Microsoft Corp.	99,500	2,931,270

Telecommunications Equipment &
Services - 0.26%
Alcatel SA, ADR	53,500	544,630
Nokia Oyj, SADR	14,200	538,606
Verizon Communications, Inc.	37,100	1,642,788

		2,726,024
Telephone - 0.66%
AT&T, Inc.	87,665	3,709,106
Qwest Communications International, Inc. *	171,300	1,569,108
Sprint Nextel Corp.	71,100	1,350,900
Windstream Corp.	15,051	212,520

		6,841,634
Tobacco - 0.07%
UST, Inc.	14,805	734,328

Toys, Amusements & Sporting Goods - 0.11%
Mattel, Inc.	49,700	1,165,962

Trucking & Freight - 0.06%
United Parcel Service, Inc., Class B	7,700	578,270

TOTAL COMMON STOCKS (Cost $149,854,464)		$172,335,523

PREFERRED STOCKS - 0.20%

Automobiles - 0.06%
General Motors Corp., Series C *	27,750	679,598

Broadcasting - 0.03%
Spanish Broadcasting System, Series B *	281	302,075

Energy - 0.03%
NRG Energy, Inc. *	150	325,538

Financial Services - 0.02%
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd. * (b)	200,000	190,113

Healthcare Products - 0.02%
Fresenius Medical Care Capital Trust *	175	175,437

Telecommunications Equipment &
Services - 0.04%
Lucent Technologies Capital Trust I *	400	384,000

TOTAL PREFERRED STOCKS (Cost $1,927,522)		$2,056,761

TERM LOANS - 1.31%

Auto Parts - 0.04%
Rental Service Corp., Term B3
5.57% due 11/27/2013	397,920	386,978

Cellular Communications - 0.07%
MetroPCS Wireless, Inc., Term B3
7.625% due 11/03/2013	746,241	736,446

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Chemicals - 0.05%
Celanese AG Term Loan B
7.099% due 04/02/2014	$498,750	$488,276

Commercial Services - 0.07%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)	490,273	481,541
Education Management
7.00% due 06/01/2013 (f)	244,548	236,845

		718,386

Containers & Glass - 0.02%
Berry Plastics Group, Inc.
7.35% due 04/03/2015	248,750	243,376

Educational Services - 0.09%
Cengage Learning, Inc. Bankdebt
7.95% due 07/15/2014	250,000	243,438
Laureate Education Bankdebt
7.00% due 08/17/2014	750,000	729,375

		972,813

Energy - 0.26%
Dresser Inc. Term Loan
8.56% due 06/30/2009	250,000	246,719
Hercules Offshore Term Loan
7.36% due 07/31/2013	250,000	246,250
NRG Energy, Inc.
7.00% due 02/01/2014 (f)	250,000	246,146
Sandridge Energy Bank, Term B3
8.625% due 11/30/2007	1,000,000	995,000
10.125% due 04/01/2014	500,000	497,500
Stallion Oilfield
9.82% due 08/01/2012	500,000	487,500

		2,719,115

Financial Services - 0.14%
Dynegy Holdings, Term Ba1
6.82% due 03/30/2013	250,000	239,791
Local TV Finance LLC
7.36% due 05/07/2013	250,000	239,375
Univision Oomm Bank, Term Ba3
7.60% due 09/15/2014 (f)	1,000,000	955,835

		1,435,001

Food & Beverages - 0.02%
Outback Term Loan B
7.606% due 05/09/2014	249,422	237,574

Gas & Pipeline Utilities - 0.05%
Venoco Term Loan
9.32% due 05/08/2014	500,000	493,750

Healthcare Services - 0.05%
Iasis Healthcare Corp.
10.605% due 06/16/2011	513,258	492,727

Hotels & Restaurants - 0.04%
Isle of Capri Casinos
4.158% due 01/18/2014 (f)	498,971	481,818

The accompanying notes are an integral part of the financial statements.
339

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Leisure Time - 0.07%
Fontainebleau Las Vagas
7.00% due 06/06/2014	$250,000	$237,813
Fontainebleau Las Vegas
8.61% due 05/31/2014	250,000	239,375
Town Sports Bank, Term Ba2
7.375% due 03/01/2014	248,750	237,556

		714,744
Metal & Metal Products - 0.05%
Algoma Acq
7.86% due 06/30/2013	500,000	483,750

Publishing - 0.02%
Penton Media Bank, Term B1
7.61% due 02/01/2013	248,750	237,970

Retail - 0.05%
Neiman Marcus Group
7.00% due 04/08/2013 (f)	500,000	493,853

Telecommunications Equipment &
Services - 0.10%
Trilogy International Partners
8.86% due 06/27/2012	500,000	482,500
Wind Acquisition Finance SA, Term B
3.40% due 12/07/2011	534,801	540,149

		1,022,649
Utility Service - 0.12%
NRG Energy, Inc.
7.11% due 06/23/2010	1,248,674	1,229,426

TOTAL TERM LOANS (Cost $13,816,681)		$13,588,652

U.S. TREASURY OBLIGATIONS - 9.29%

Treasury Inflation Protected
Securities (d) - 1.52%
1.875% due 07/15/2013	1,355,297	1,333,697
2.00% due 01/15/2026	320,094	305,690
2.50% due 07/15/2016	8,092,347	8,242,816
2.625% due 07/15/2017	2,211,088	2,279,147
2.00% due 07/15/2014 ***	3,478,729	3,431,710
3.625% due 01/15/2008	238,530	238,232

		15,831,292
U.S. Treasury Bonds - 4.40%
4.75% due 02/15/2037	6,965,000	6,868,688
5.50% due 08/15/2028	409,000	441,464
6.125% due 08/15/2029 ***	2,599,000	3,031,895
6.25% due 05/15/2030 ***	1,073,000	1,275,529
7.875% due 02/15/2021	3,111,000	4,036,037
8.875% due 08/15/2017 ***	520,000	692,900
4.50% due 02/15/2036 ***	3,187,000	3,021,426
5.375% due 02/15/2031 ***	4,262,000	4,562,339
6.00% due 02/15/2026	2,980,000	3,374,850
6.375% due 08/15/2027	3,670,000	4,354,972
7.125% due 02/15/2023	4,412,000	5,475,707
7.25% due 08/15/2022	2,265,000	2,831,250
7.625% due 02/15/2025 ***	1,264,000	1,665,024

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Bonds (continued)
8.00% due 11/15/2021	$915,000	$1,206,799
8.875% due 02/15/2019 ***	2,139,000	2,910,711

		45,749,591
U.S. Treasury Notes - 3.31%
4.75% due 08/15/2017	1,820,000	1,844,457
3.00% due 02/15/2009	3,125,000	3,083,741
3.875% due 02/15/2013 *** ****	6,440,000	6,332,832
4.00% due 11/15/2012 ***	12,215,000	12,111,930
4.50% due 02/15/2009 to 11/15/2015	3,315,000	3,333,348
4.625% due 07/31/2012	915,000	930,941
4.75% due 05/31/2012	1,000,000	1,022,734
4.875% due 06/30/2012	125,000	128,496
5.125% due 05/15/2016	5,405,000	5,631,756

		34,420,235
U.S. Treasury Strips - 0.06%
zero coupon due 05/15/2020 ***	1,070,000	574,381

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $95,414,373)		$96,575,499

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.15%

Federal Agricultural Mortgage Corp. - 0.03%
6.00% due 08/01/2021 to 11/01/2021	360,375	365,339

Federal Home Loan Bank - 0.18%
3.875% due 08/22/2008	400,000	397,309
5.125% due 08/14/2013	930,000	948,443
5.25% due 06/18/2014	510,000	522,987

		1,868,739
Federal Home Loan Mortgage Corp. - 2.92%
3.55% due 11/15/2007	400,000	399,259
3.625% due 09/15/2008	400,000	396,372
4.4470% due 09/01/2032	26,522	26,724
4.50% due 10/01/2007 to 06/01/2019	801,378	773,731
4.625% due 02/21/2008	570,000	569,303
4.647% due 07/01/2035	137,689	136,141
4.703% due 02/01/2035	235,798	233,340
4.755% due 07/01/2035	75,044	75,388
5.00% due 01/01/2009 to 11/01/2035	4,620,683	4,432,874
5.049% due 11/01/2035	219,998	217,728
5.068% due 03/01/2036	645,564	639,033
5.134% due 02/27/2009 to 01/01/2036	4,252,223	4,300,402
5.347% due 02/01/2037	1,728,922	1,727,500
5.361% due 04/01/2037	759,217	761,056
5.388% due 01/01/2036	103,674	103,519
5.406% due 02/01/2037	665,703	667,264
5.465% due 02/01/2037	999,122	1,004,627
5.50% due 03/01/2018 to 04/01/2029	1,281,485	1,281,203
5.552% due 10/01/2036	758,745	762,877
5.934% due 02/01/2037	1,296,502	1,311,464
5.989% due 12/01/2036	1,526,711	1,535,903
6.00% due 06/15/2011 to 01/01/2037	3,261,848	3,347,463
6.014% due 11/01/2036	735,296	740,061

The accompanying notes are an integral part of the financial statements.
340

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
6.047% due 10/01/2036	$1,143,843	$1,162,675
6.13% due 10/01/2036	818,492	826,821
6.222% due 08/01/2036	1,141,940	1,151,468
6.50% due 05/01/2017 to 01/01/2036	1,690,671	1,730,476
7.00% due 02/01/2024 to 06/01/2032	44,553	46,210
7.50% due 05/01/2024 to 06/01/2024	4,916	5,158
10.50% due 05/01/2019	450	491

		30,366,531
Federal National Mortgage
Association - 7.52%
3.25% due 08/15/2008	680,000	671,867
3.50% due 02/17/2009 (b)	220,000	215,873
3.808% due 10/01/2033	146,884	144,934
3.875% due 07/15/2008	400,000	397,415
4.375% due 09/15/2012 to 10/15/2015	1,185,000	1,155,827
4.50% due 05/01/2018 to 07/01/2035	6,561,073	6,286,947
4.586% due 07/01/2035	181,171	179,374
4.625% due 10/15/2014	660,000	652,217
4.782% due 11/01/2035	253,527	253,573
4.803% due 09/01/2035 (b)	590,850	578,849
4.875% due 12/15/2016	350,000	347,122
5.00% due 01/01/2009 to 10/01/2035	13,523,530	13,162,529
5.321% due 12/01/2035	188,363	187,864
5.342% due 12/01/2035	211,608	211,059
5.448% due 09/01/2037 (b)	550,000	551,814
5.477% due 06/01/2037 (b)	174,227	175,072
5.50% due 07/01/2013 to 04/01/2037	29,822,728	29,401,742
5.509% due 12/01/2035	321,558	321,726
5.543% due 07/01/2027 to 07/01/2036	1,357,293	1,366,674
5.551% due 01/01/2037 (b)	360,611	363,774
5.624% due 01/01/2019	954	961
5.655% due 12/01/2035	94,418	94,800
5.75% due 02/15/2008	500,000	501,451
5.801% due 08/01/2037 (b)	648,751	655,321
5.992% due 08/01/2036 to 09/01/2036	1,340,560	1,356,181
6.00% due 05/15/2011 to 09/01/2036	11,356,480	11,483,050
6.04% due 12/01/2036	580,813	589,596
6.50% due 06/01/2013 to 12/01/2036	4,769,430	4,862,964
7.00% due 12/01/2029 to 04/01/2037	152,370	157,185
7.125% due 06/15/2010 to 01/15/2030	1,670,000	1,846,923

		78,174,684
Government National Mortgage
Association - 10.50%
4.00% due 09/15/2018	496,895	470,139
4.50% due 10/15/2018 to 11/20/2035	2,320,983	2,193,178
5.00% due 01/15/2019 to 06/20/2036	23,690,919	22,883,021
5.00% TBA **	900,000	870,750
5.50% due 11/15/2017 to 09/20/2036	31,064,501	30,649,528
5.50% TBA **	6,758,000	6,662,969
6.00% due 11/15/2008 to 09/15/2037	30,543,774	30,771,076
6.00% TBA **	52,745	53,473

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Government National Mortgage
Association (continued)
6.50% due 07/15/2009 to 09/15/2037		$9,442,655	$9,663,026
6.50% TBA **		1,936	1,987
7.00% due 09/15/2012 to 10/20/2036		3,492,000	3,645,212
7.50% due 09/15/2012 to 06/15/2032		516,795	541,711
8.00% due 12/15/2007 to 06/20/2029		372,117	394,616
8.50% due 07/15/2008 to 02/15/2027		93,611	100,330
9.00% due 03/15/2009 to 09/15/2024		52,525	56,423
9.25% due 10/15/2016 to 12/15/2019		6,443	6,956
9.50% due 06/15/2009 to 12/15/2024		19,109	20,616
9.75% due 07/15/2017 to 02/15/2021		5,798	6,509
10.00% due 02/15/2016 to 03/15/2026		81,006	91,252
10.25% due 05/15/2020 to 11/15/2020		3,960	4,489
10.50% due 03/15/2014 to 07/15/2019		13,089	14,851
11.00% due 12/15/2009 to 07/20/2020		22,581	25,258
11.50% due 03/15/2010 to 11/15/2019		16,337	18,475
11.75% due 08/15/2013		1,394	1,579
12.00% due 10/15/2010 to 06/15/2015		20,197	23,040
12.25% due 03/15/2014 to 07/20/2015		1,890	2,130
12.50% due 04/15/2010 to 07/15/2015		7,406	8,195
12.75% due 12/20/2013 to 11/20/2014		1,444	1,629
13.00% due 01/15/2011 to 09/20/2015		6,081	6,916
13.50% due 05/15/2010 to 09/15/2014		3,214	3,604

			109,192,938

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $220,473,811)			$219,968,231

FOREIGN GOVERNMENT OBLIGATIONS - 13.73%

Argentina - 0.20%
Republic of Argentina
zero coupon, Step up to 2.5% on
03/31/2009 due 12/31/2038		100,000	40,750
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	400,000	54,612
2.00% due 09/30/2014 (b)		1,093,000	347,039
5.83% due 12/31/2033 (b)		505,111	195,851
7.00% due 10/03/2015		$950,000	776,625
7.875% due 04/11/2011		250,000	239,375
Argentina Government International Bond, Series
8.28% due 12/31/2033		174,144	158,035
Argentina Bonos, Series X
7.00% due 04/17/2017		350,000	292,250

			2,104,537
Austria - 1.07%
Republic of Austria
4.00% due 07/15/2009	EUR	2,900,000	4,115,261
5.50% due 01/15/2010		548,000	802,085
6.25% due 07/15/2027		47,000	80,500
Austria Government Bond, Series EMTN
5.50% due 10/20/2007		4,300,000	6,115,450

			11,113,296

The accompanying notes are an integral part of the financial statements.
341

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Belgium - 0.38%
Kingdom of Belgium
3.00% due 03/28/2010	EUR	1,290,000	$1,787,535
4.25% due 09/28/2013		466,000	660,889
5.00% due 03/28/2035		1,035,000	1,535,546

			3,983,970
Brazil - 0.89%
Federative Republic of Brazil
7.125% due 01/20/2037		$1,000,000	1,117,000
7.875% due 03/07/2015		50,000	56,475
8.00% due 01/15/2018		320,000	357,120
8.00% due 01/15/2018		150,000	167,625
8.75% due 02/04/2025		475,000	608,000
8.875% due 10/14/2019		450,000	560,250
10.00% due 01/01/2012	BRL	3,529,000	1,883,990
11.00% due 08/17/2040		$100,000	133,750
Brazil Notas do Tesouro Nacional Serie F
10.00% due 01/01/2014	BRL	2,836,000	1,485,873
10.00% due 01/01/2017		1,348,000	692,560
Federative Republic of Brazil, Series NTNB
6.00% due 05/15/2015		1,700,000	1,507,630
Federative Republic of Brazil
6.00% due 01/17/2017		$700,000	709,450

			9,279,723
Canada - 0.17%
Government of Canada
5.75% due 06/01/2033	CAD	529,000	634,598
Province of Ontario
5.00% due 03/08/2014		1,074,000	1,103,930

			1,738,528
Colombia - 0.05%
Republic of Colombia
7.375% due 01/27/2017		$300,000	326,250
7.375% due 09/18/2037		200,000	220,000

			546,250
Denmark - 0.05%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	2,438,000	481,902
7.00% due 11/10/2024		351,000	85,771

			567,673
Ecuador - 0.02%
Republic of Ecuador
10.00% due 08/15/2030		$200,000	180,000

France - 1.29%
Government of France
4.00% due 04/25/2009	EUR	1,100,000	1,561,712
4.75% due 10/25/2012		895,000	1,301,511
5.50% due 04/25/2029		614,000	970,445
5.50% due 04/25/2010		3,235,000	4,748,592
5.75% due 10/25/2032		1,370,000	2,255,570
French Treasury Note BTAN
3.75% due 01/12/2012		1,875,000	2,617,942

			13,455,772

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

GD - 0.01%
Grenada Government International Bond, Series
REGS
1 due 09/15/2025		$230,000	$125,350

Germany - 0.78%
Bundesrepublik Deutschland, Series 06
3.75% due 01/04/2017	EUR	275,000	374,820
Federal Republic of Germany
4.00% due 01/04/2037		2,840,000	3,661,941
4.25% due 07/04/2014		20,000	28,428
4.50% due 01/04/2013		1,846,000	2,662,437
4.75% due 07/04/2028		234,000	338,530
4.75% due 07/04/2034		720,000	1,045,613

			8,111,769
Greece - 0.12%
Hellenic Republic Government Bond
5.25% due 05/18/2012		830,000	1,224,028

Indonesia - 0.08%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	573,900
8.50% due 10/12/2035		100,000	118,000
Republic of Indonesia
10.25% due 07/15/2022	IDR	1,500,000,000	170,936

			862,836
Iraq - 0.09%
Republic of Iraq, Series REGS
5.80% due 01/15/2028		$1,500,000	896,250

Ireland - 0.17%
Depfa ACS Bank, Series REGS
4.375% due 01/15/2015	EUR	1,200,000	1,684,616
Republic of Ireland
4.00% due 04/18/2010		92,000	130,380

			1,814,996
Italy - 0.70%
Republic of Italy
4.25% due 08/01/2014		202,000	285,811
5.00% due 10/15/2007		320,000	455,094
5.25% due 09/20/2016		$450,000	455,800
5.50% due 11/01/2010	EUR	1,600,000	2,357,571
6.00% due 11/01/2007		987,000	1,405,154
6.00% due 05/01/2031		454,000	746,059
7.25% due 11/01/2026		73,000	135,185
Italy Buoni Poliennali Del Tesoro
5.25% due 08/01/2017		960,000	1,440,313

			7,280,987
Jamaica - 0.12%
Government of Jamaica
9.00% due 06/02/2015		$185,000	197,950
10.625% due 06/20/2017		870,000	1,036,170

			1,234,120

The accompanying notes are an integral part of the financial statements.
342

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Japan - 2.90%
Government of Japan
1.00% due 12/20/2012	JPY	177,050,000	$1,521,695
1.00% due 06/10/2016		179,135,800	1,527,126
1.10% due 12/10/2016		189,638,400	1,631,009
1.30% due 12/20/2013		327,600,000	2,846,413
1.30% due 03/20/2015		63,100,000	543,675
1.40% due 03/21/2011		305,250,000	2,685,252
1.40% due 03/20/2012		187,400,000	1,647,557
1.70% due 09/20/2016		668,850,000	5,880,191
1.90% due 03/20/2025		377,950,000	3,204,870
1.90% due 12/20/2010		33,450,000	298,723
1.90% due 06/20/2016		32,200,000	288,194
2.00% due 06/20/2022		61,100,000	534,276
2.00% due 12/20/2033		145,650,000	1,172,595
2.20% due 06/22/2020		24,200,000	218,852
Japan Government Ten Year Bond, Series 275
1.40% due 12/20/2015		205,000,000	1,769,697
Japan Government Five Year Bond, Series 64
1.50% due 06/20/2012		501,950,000	4,429,253

			30,199,378
Lebanon - 0.00%
Government of Lebanon
8.25% due 04/12/2021		$50,000	44,575

Luxembourg - 0.01%
Arcelor Finance SCA
4.625% due 11/07/2014	EUR	60,000	80,020

Malaysia - 0.20%
Malaysia Government Bond, Series 5/06
3.718% due 06/15/2012	MYR	6,340,000	1,869,493
Malaysia Government Bond
3.756% due 04/28/2011		717,000	211,714

			2,081,207
Mexico - 1.00%
Government of Mexico
5.625% due 01/15/2017		$500,000	498,500
6.75% due 09/27/2034		425,000	462,187
7.50% due 04/08/2033		55,000	65,285
8.00% due 12/24/2008	MXN	5,530,000	507,703
8.00% due 12/17/2015		26,170,000	2,406,228
8.00% due 12/19/2013		18,575,000	1,715,373
8.125% due 12/30/2019		$155,000	188,093
9.00% due 12/22/2011	MXN	20,250,000	1,940,258
9.00% due 12/20/2012		16,300,000	1,568,349
9.00% due 12/24/2009		7,050,000	662,342
9.50% due 12/18/2014		4,180,000	416,643

			10,430,961
Netherlands - 0.46%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	2,831,000	4,138,623
5.25% due 07/15/2008		321,000	460,227
5.50% due 01/15/2028		132,000	208,712

			4,807,562

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Philippines - 0.06%
Republic of Philippines
7.75% due 01/14/2031		$375,000	$415,313
10.625% due 03/16/2025		155,000	218,162

			633,475
Poland - 0.45%
Republic of Poland
5.00% due 10/24/2013	PLN	7,350,000	2,678,685
5.25% due 10/25/2017		2,820,000	1,026,551
6.25% due 10/24/2015		2,415,000	940,296

			4,645,532
Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	114,000	167,000

Russia - 0.16%
Russian Federation, Series REGS
7.50% due 03/31/2030		$1,498,675	1,690,355

Serbia - 0.17%
Republic of Serbia
zero coupon, Step up to 3.75% on
11/01/2009 due 11/01/2024		1,870,000	1,748,450

South Africa - 0.13%
South Africa Government International Bond
5.875% due 05/30/2022		100,000	97,875
Republic of South Africa
6.50% due 06/02/2014		555,000	584,137
13.00% due 08/31/2010	ZAR	4,046,000	647,440

			1,329,452
Spain - 0.37%
Kingdom of Spain
4.00% due 01/31/2010	EUR	45,000	63,878
5.50% due 03/08/2011	AUD	840,000	713,486
5.75% due 07/30/2032	EUR	123,000	201,977
6.00% due 01/31/2008		2,000,000	2,859,182

			3,838,523
Sweden - 0.32%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	13,330,000	2,085,289
5.125% due 03/01/2017		$425,000	420,174
5.25% due 03/15/2011	SEK	5,120,000	816,844

			3,322,307
Turkey - 0.67%
Republic of Turkey
6.875% due 03/17/2036		$800,000	763,000
7.00% due 06/05/2020		675,000	678,409
7.375% due 02/05/2025		35,000	36,269
14.00% due 01/19/2011	TRY	4,358,629	3,495,475
Turkey Government Bond
16.00% due 03/07/2012		2,307,000	1,939,737

			6,912,890

The accompanying notes are an integral part of the financial statements.
343

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

United Kingdom - 0.56%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,320,000	$4,439,264
4.75% due 06/07/2010		655,000	1,327,877

			5,767,141
Uruguay - 0.01%
Republic of Uruguay
4.25% due 04/05/2027	UYU	2,000,000	90,612

Vietnam - 0.05%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$450,000	470,843

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $135,990,235)			$142,780,368

CORPORATE BONDS - 24.56%

Advertising - 0.26%
Lamar Advertising Co, Series B
2.875% due 12/31/2010		325,000	373,028
Lamar Media Corp.
6.625% due 08/15/2015		425,000	410,125
R.H. Donnelley Corp.
8.875% due 10/15/2017		725,000	735,875
10.875% due 12/15/2012		300,000	319,500
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		850,000	865,938

			2,704,466
Aerospace - 0.28%
Boeing Company
8.75% due 08/15/2021		45,000	57,125
GenCorp, Inc.
9.50% due 08/15/2013		725,000	755,812
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		700,000	715,750
9.75% due 04/01/2017		200,000	204,500
Northrop Grumman Corp.
7.125% due 02/15/2011		330,000	350,383
7.75% due 03/01/2016		30,000	34,105
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	50,000	70,276
Sequa Corp.
9.00% due 08/01/2009		$25,000	26,000
TransDigm, Inc.
7.75% due 07/15/2014		375,000	378,750
United Technologies Corp.
4.375% due 05/01/2010		250,000	247,344
5.40% due 05/01/2035		100,000	93,665

			2,933,710
Agriculture - 0.07%
Bunge, Ltd.
4.375% due 12/15/2008		305,000	301,708
5.90% due 04/01/2017		455,000	435,097

			736,805

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Air Travel - 0.07%
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015	$50,000	$53,875
Continental Airlines, Inc.
8.75% due 12/01/2011	475,000	456,000
Southwest Airlines Company
6.50% due 03/01/2012	160,000	165,423

		675,298
Aluminum - 0.05%
Century Aluminum Company
7.50% due 08/15/2014	300,000	303,000
Novelis, Inc.
7.25% due 02/15/2015	275,000	265,375

		568,375
Amusement & Theme Parks - 0.03%
Universal City Development Partners
11.75% due 04/01/2010	325,000	339,625

Apparel & Textiles - 0.09%
Federated Department Stores, Inc.
6.625% due 09/01/2008	100,000	100,773
INVISTA
9.25% due 05/01/2012	750,000	787,500

		888,273
Auto Parts - 0.16%
Accuride Corp.
8.50% due 02/01/2015	350,000	336,000
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013	50,000	47,250
Tenneco Automotive, Inc.
8.625% due 11/15/2014	550,000	554,125
TRW Automotive, Inc.
7.25% due 03/15/2017	250,000	243,750
UCI Holdco, Inc.
12.69438% due 12/15/2013	355,474	337,700
United Components Inc
9.375% due 06/15/2013	100,000	101,500

		1,620,325
Auto Services - 0.13%
ERAC USA Finance Company
7.95% due 12/15/2009	260,000	274,945
Hertz Corp.
8.875% due 01/01/2014	500,000	515,000
10.50% due 01/01/2016	525,000	567,000

		1,356,945
Automobiles - 0.30%
AutoNation, Inc.
7.00% due 04/15/2014	550,000	525,250
7.36% due 04/15/2013 (b)	175,000	167,125
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013	240,000	248,862
DaimlerChrysler N.A. Holding Corp., MTN
5.8095% due 08/03/2009 (b)	470,000	466,110
ERAC USA Finance Company
5.60% due 05/01/2015	205,000	198,255

The accompanying notes are an integral part of the financial statements.
344

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Automobiles (continued)
Ford Motor Company
4.25% due 12/15/2036		$191,000	$224,349
7.45% due 07/16/2031		675,000	529,875
General Motors Corp.
7.20% due 01/15/2011		400,000	382,000
7.70% due 04/15/2016		350,000	314,125
8.375% due 07/05/2033	EUR	80,000	98,957

			3,154,908
Banking - 1.39%
American Express Centurion Bank
4.375% due 07/30/2009		$300,000	296,543
Australia & New Zealand Banking Group,
Ltd., EMTN
4.45% due 02/05/2015 (b)	EUR	83,000	116,077
BAC Capital Trust VI
5.625% due 03/08/2035		$463,000	413,591
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	65,000	93,969
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		70,000	98,848
Bank of America Corp, Series EMTN
4.625% due 02/18/2014		110,000	152,267
Bank of America Corp.
4.50% due 08/01/2010		$150,000	148,500
5.75% due 08/15/2016		205,000	204,588
Bank of Ireland
6.45% due 02/10/2010	EUR	47,000	68,905
Bank of New York
5.41% due 05/15/2009		$300,000	303,111
Bank One Corp.
5.25% due 01/30/2013		180,000	178,449
Banque du Liban, Series ECD
10.00% due 04/25/2015		250,000	257,500
Barclays Bank PLC
7.40% due 12/15/2009		300,000	318,019
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	85,000	123,306
BB&T Capital Trust II
6.75% due 06/07/2036		$380,000	389,329
BBVA Bancomer SA/Grand Cayman, Series 144A
6.008% due 05/17/2022 (b)		100,000	98,812
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	120,000	172,006
Credit Agricole SA
6.637% due 12/31/2049 (b)		$330,000	310,044
Credit Agricole SA, Series TSDI
zero coupon, Step up to 6% on
06/20/2018 due 06/20/2049 (b)	GBP	130,000	230,942
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	70,000	104,317
Danske Bank A/S, EMTN
4.25% due 06/20/2016 (b)		80,000	107,860
Depfa ACS Bank
4.375% due 01/15/2015		750,000	1,050,988
Deutsche Bank AG
5.125% due 01/31/2013		100,000	139,897

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Eurohypo AG
4.50% due 01/21/2013	EUR	750,000	$1,067,139
Goldman Sachs Group Inc/The
3.75% due 02/04/2013		75,000	99,401
HBOS PLC
6.00% due 11/01/2033		$390,000	390,591
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	93,000	123,216
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		54,000	74,786
HSBC Holdings PLC
6.50% due 05/02/2036		$170,000	171,758
9.875% due 04/08/2018	GBP	120,000	282,050
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		$15,000	14,600
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	70,000	100,922
Inter-American Development Bank, Series MPLE
4.40% due 01/26/2026	CAD	745,000	694,585
International Bank for Reconstruction &
Development, Series GMTN
9.75% due 08/02/2010	ZAR	900,000	129,819
Islandsbanki HF
5.52% due 10/15/2008 (b)		$175,000	174,908
Keybank NA, Series BKNT
4.412% due 03/18/2008		45,000	44,730
KeyCorp, MTN, Series G
4.70% due 05/21/2009		40,000	40,144
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	407,890
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	450,000	916,464
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$95,000	94,023
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)		315,000	288,124
Marshall & Ilsley Bank, Series BKNT
3.80% due 02/08/2008		95,000	94,437
Marshall & Ilsley Bank, Series MTN
5.15% due 02/22/2012		250,000	249,151
Mizuho Capital Investment EUR 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	68,304
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)		50,000	71,771
Northern Trust Company, Series BKNT
4.60% due 02/01/2013		$100,000	96,391
Northern Trust Corp.
5.30% due 08/29/2011		141,000	141,788
PNC Funding Corp.
5.625% due 02/01/2017		195,000	190,584
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	70,000	95,748
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on
09/08/2014 due 06/29/2049 (b)	GBP	130,000	255,642
6.00% due 05/10/2013	EUR	40,000	58,946

The accompanying notes are an integral part of the financial statements.
345

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	57,000	$78,488
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		110,000	145,122
Sumitomo Mitsui Banking Corp, Series REGS
4.375% due 07/29/2049 (b)		100,000	124,650
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)		$200,000	186,107
SunTrust Banks, Inc.
7.75% due 05/01/2010		250,000	265,563
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	47,000	95,098
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$160,000	158,419
US Bank NA
6.50% due 02/01/2008		240,000	240,361
Wachovia Bank NA, Series BKNT
4.875% due 02/01/2015		350,000	331,077
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	66,330
6.40% due 04/01/2008		$100,000	100,541
Wells Fargo & Company
4.20% due 01/15/2010		175,000	172,070
4.875% due 01/12/2011		210,000	208,025
Wells Fargo Bank NA
4.75% due 02/09/2015		260,000	246,910
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	20,000	28,081
World Savings Bank FSB, Series BKNT
4.125% due 12/15/2009		$180,000	178,480

			14,441,102
Biotechnology - 0.02%
Genentech, Inc.
4.40% due 07/15/2010		110,000	108,606
4.75% due 07/15/2015		140,000	132,000

			240,606
Broadcasting - 0.49%
Allbritton Communications Company
7.75% due 12/15/2012		750,000	757,500
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		250,000	257,500
Bonten Media Acquisition Company, PIK
9.00% due 06/01/2015		125,000	111,875
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014		225,000	220,500
CanWest Media, Inc.
8.00% due 09/15/2012		375,000	367,500
Clear Channel Communications, Inc.
6.25% due 03/15/2011		1,725,000	1,581,264
LIN Television Corp.
2.50% due 05/15/2033		68,000	66,130
News America Inc
6.15% due 03/01/2037		590,000	550,225
News America, Inc.
6.20% due 12/15/2034		180,000	169,469

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Broadcasting (continued)
News America, Inc. (continued)
7.375% due 10/17/2008		$110,000	$111,952
XM Satellite Radio, Inc.
9.75% due 05/01/2014		875,000	877,188

			5,071,103
Building Materials & Construction - 0.30%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		275,000	173,250
Builders FirstSource Inc
9.8075% due 02/15/2012 (b)		350,000	336,875
Columbus McKinnon Corp.
8.875% due 11/01/2013		560,000	576,800
CRH America Inc
5.30% due 10/15/2013		140,000	132,959
CRH America, Inc.
6.00% due 09/30/2016		240,000	233,193
6.40% due 10/15/2033		55,000	51,008
Esco Corp.
8.625% due 12/15/2013		600,000	591,000
9.569% due 12/15/2013 (b)		175,000	168,875
Lafarge SA
6.15% due 07/15/2011		130,000	132,540
Linde Finance BV, Series EMTN
4.75% due 04/24/2017	EUR	100,000	133,445
Owens Corning Inc
6.50% due 12/01/2016		$115,000	111,070
Texas Industries, Inc.
7.25% due 07/15/2013		475,000	473,813

			3,114,828
Buildings - 0.01%
D.R. Horton, Inc.
4.875% due 01/15/2010		65,000	60,259

Business Services - 0.46%
Affinity Group, Inc.
9.00% due 02/15/2012		325,000	331,500
10.875% due 02/15/2012		117,214	120,730
Deluxe Corp.
7.375% due 06/01/2015		425,000	419,687
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	121,382
FTI Consulting, Inc.
7.625% due 06/15/2013		350,000	358,750
7.75% due 10/01/2016		250,000	258,750
Harland Clarke Holdings Corp.
9.50% due 05/15/2015		350,000	312,375
Invensys PLC
9.875% due 03/15/2011		450,000	473,625
Manpower, Inc., Series EMTN
4.75% due 06/14/2013	EUR	50,000	69,777
Nebraska Book Company, Inc.
8.625% due 03/15/2012		$700,000	698,250
Sungard Data Systems, Inc.
9.125% due 08/15/2013		852,000	886,080

The accompanying notes are an integral part of the financial statements.
346

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Business Services (continued)
West Corp.
11.00% due 10/15/2016	$600,000	$630,000
Xerox Corp.
6.75% due 02/01/2017	80,000	81,884

		4,762,790
Cable & Television - 1.09%
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	450,000	455,625
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	900,000	920,250
Charter Communications Operating LLC
8.375% due 04/30/2014	1,500,000	1,507,500
Comcast Cable Communications, Inc.
6.75% due 01/30/2011	225,000	233,369
Comcast Corp.
4.95% due 06/15/2016	329,000	304,789
5.875% due 02/15/2018	430,000	422,966
Cox Communications, Inc.
7.125% due 10/01/2012	169,000	179,110
Cox Enterprises, Inc.
4.375% due 05/01/2008	115,000	114,284
CSC Holdings, Inc.
7.25% due 07/15/2008	250,000	250,625
DirecTV Holdings LLC
8.375% due 03/15/2013	625,000	649,219
Echostar DBS Corp.
5.75% due 10/01/2008	15,000	15,000
6.625% due 10/01/2014	400,000	402,000
7.00% due 10/01/2013	150,000	153,375
Kabel Deutschland GmbH
10.625% due 07/01/2014	375,000	401,250
Mediacom Broadband LLC
8.50% due 10/15/2015	325,000	325,813
News America, Inc.
6.40% due 12/15/2035	200,000	193,151
Rainbow National Services LLC
8.75% due 09/01/2012	75,000	77,813
Rogers Cable, Inc.
5.50% due 03/15/2014	140,000	135,000
Shaw Communications, Inc.
8.25% due 04/11/2010	100,000	104,000
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	771,000	788,348
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012	250,000	246,875
Time Warner Cable, Inc.
5.40% due 07/02/2012	665,000	656,822
Time Warner Entertainment Company LP
7.25% due 09/01/2008	295,000	298,301
8.375% due 07/15/2033	590,000	691,840
Time Warner, Inc.
5.50% due 11/15/2011	275,000	274,611

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
Univision Communications, Inc., PIK
9.75% due 03/15/2015		$500,000	$487,500
Viacom, Inc.
5.75% due 04/30/2011		85,000	85,822
6.25% due 04/30/2016		455,000	456,198
Videotron Ltee.
6.375% due 12/15/2015		100,000	94,000
6.875% due 01/15/2014		460,000	451,950

			11,377,406
Cellular Communications - 0.87%
America Movil SA de CV
6.375% due 03/01/2035		428,000	420,197
8.46% due 12/18/2036	MXN	1,000,000	89,802
American Cellular Corp.
10.00% due 08/01/2011		$33,000	34,485
American Tower Corp.
3.00% due 08/15/2012		175,000	378,875
7.125% due 10/15/2012		160,000	163,600
AT&T Broadband Corp.
8.375% due 03/15/2013		431,000	483,081
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		350,000	378,703
Centennial Communications Corp.
10.00% due 01/01/2013		425,000	449,437
10.125% due 06/15/2013		475,000	503,500
Cricket Communications, Inc.
9.375% due 11/01/2014		1,125,000	1,141,875
9.375% due 11/01/2014		475,000	482,125
Digicel, Ltd.
9.25% due 09/01/2012		525,000	539,438
Dobson Communications Corp.
8.875% due 10/01/2013		650,000	692,250
9.875% due 11/01/2012		200,000	216,000
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,175,000	1,198,500
9.25% due 11/01/2014		425,000	433,500
Rogers Wireless, Inc.
6.375% due 03/01/2014		520,000	525,292
7.50% due 03/15/2015		160,000	171,475
8.00% due 12/15/2012		250,000	261,618
Rural Cellular Corp.
8.25% due 03/15/2012		125,000	129,687
11.10625% due 11/01/2012 (b)		75,000	76,500
Vodafone Group PLC
5.625% due 02/27/2017		275,000	267,289

			9,037,229
Chemicals - 0.26%
Dow Chemical Company, EMTN
4.375% due 06/25/2010	EUR	70,000	98,768
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	257,081
Hercules, Inc.
6.75% due 10/15/2029		250,000	248,125
Huntsman International LLC
7.875% due 11/15/2014		425,000	452,625

The accompanying notes are an integral part of the financial statements.
347

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Chemicals (continued)
Ineos Group Holdings PLC
8.50% due 02/15/2016		$575,000	$550,562
Lubrizol Corp.
4.625% due 10/01/2009		55,000	54,551
5.875% due 12/01/2008		180,000	180,553
Lyondell Chemical Company
8.25% due 09/15/2016		450,000	507,375
Terra Capital Inc, Series B
7.00% due 02/01/2017		325,000	316,875

			2,666,515
Coal - 0.12%
Alpha Natural Resources LLC
10.00% due 06/01/2012		400,000	420,000
Foundation PA Coal Company
7.25% due 08/01/2014		450,000	441,000
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	395,625

			1,256,625
Commercial Services - 0.25%
Aramak Services, Inc.
8.85625% due 02/01/2015 (b)		1,600,000	1,616,000
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	525,000
Rental Service Corp.
9.50% due 12/01/2014		425,000	405,875
Rentokil Initial PLC, Series EMTN
4.625% due 03/27/2014	EUR	50,000	67,643

			2,614,518
Computers & Business Equipment - 0.16%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$225,000	233,438
Cisco Systems, Inc.
5.25% due 02/22/2011		200,000	201,860
Hewlett-Packard Company
5.25% due 03/01/2012		250,000	251,061
International Business Machines Corp., MTN
3.80% due 02/01/2008		155,000	154,271
Unisys Corp.
6.875% due 03/15/2010		225,000	218,813
7.875% due 04/01/2008		425,000	423,937
8.00% due 10/15/2012		50,000	47,375
Xerox Corp.
5.50% due 05/15/2012		35,000	34,665
6.40% due 03/15/2016		100,000	101,237

			1,666,657
Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	101,500

Containers & Glass - 0.60%
AEP Industries, Inc.
7.875% due 03/15/2013		400,000	387,000
Ball Corp.
6.875% due 12/15/2012		625,000	632,813

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Containers & Glass (continued)
Berry Plastics Holding Corp
10.25% due 03/01/2016	$250,000	$245,000
Berry Plastics Holding Corp.
8.875% due 09/15/2014	650,000	664,625
9.56938% due 09/15/2014 (b)	150,000	151,500
BWAY Corp.
10.00% due 10/15/2010	525,000	535,500
Clondalkin Acquisition BV
7.6944% due 12/15/2013 (b)	275,000	264,000
Graham Packaging Company
8.50% due 10/15/2012	150,000	148,875
Graphic Packaging International Corp.
8.50% due 08/15/2011	350,000	356,125
9.50% due 08/15/2013	50,000	51,375
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014	525,000	517,781
8.25% due 05/15/2013	350,000	362,250
8.75% due 11/15/2012	45,000	47,081
Owens-Illinois, Inc.
7.35% due 05/15/2008	50,000	50,188
Plastipak Holdings, Inc.
8.50% due 12/15/2015	375,000	388,125
Sealed Air Corp.
5.375% due 04/15/2008	200,000	199,413
Silgan Holdings, Inc.
6.75% due 11/15/2013	375,000	363,750
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	375,000	368,437
8.375% due 07/01/2012	400,000	400,000
Stone Container Finance
7.375% due 07/15/2014	125,000	119,375

		6,253,213
Cosmetics & Toiletries - 0.01%
Chattem, Inc.
7.00% due 03/01/2014	50,000	49,625

Crude Petroleum & Natural Gas - 0.72%
Amerada Hess Corp.
7.375% due 10/01/2009	65,000	68,121
AmeriGas Partners LP
7.125% due 05/20/2016	25,000	24,312
7.25% due 05/20/2015	825,000	812,625
Atlantic Richfield Corp.
9.125% due 03/01/2011	95,000	108,450
Chaparral Energy, Inc.
8.50% due 12/01/2015	375,000	351,562
Chesapeake Energy Corp.
6.50% due 08/15/2017	1,455,000	1,414,988
6.875% due 11/15/2020	475,000	464,906
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	579,000
Denbury Resources, Inc.
7.50% due 04/01/2013	225,000	230,062
7.50% due 12/15/2015	400,000	410,000
EnCana Corp.
4.60% due 08/15/2009	165,000	163,927

The accompanying notes are an integral part of the financial statements.
348

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
EnCana Corp. (continued)
6.50% due 08/15/2034		$40,000	$40,932
Encore Acquisition Company
7.25% due 12/01/2017		525,000	497,438
Hess Corp.
7.875% due 10/01/2029		359,000	412,641
Hilcorp Energy I LP
7.75% due 11/01/2015		425,000	415,437
OPTI Canada, Inc.
7.875% due 12/15/2014		515,000	515,000
PetroHawk Energy Corp.
9.125% due 07/15/2013		400,000	422,000
Range Resources Corp.
7.50% due 05/15/2016		25,000	25,500
Southern Natural Gas Company
5.90% due 04/01/2017		98,000	95,373
W&T Offshore, Inc.
8.25% due 06/15/2014		400,000	385,000

			7,437,274
Diversified Financial Services - 0.06%
International Lease Finance Corp., Series MTN
5.30% due 05/01/2012		430,000	423,668
Lehman Brothers Holdings Inc, Series EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	195,637

			619,305
Domestic Oil - 0.39%
ConocoPhillips Company
5.30% due 04/15/2012		$270,000	270,317
5.90% due 10/15/2032		150,000	147,303
Devon Financing Corp., ULC
6.875% due 09/30/2011		660,000	697,683
7.875% due 09/30/2031		335,000	395,635
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		220,000	206,399
5.15% due 09/01/2014		375,000	359,971
EOG Resources, Inc.
5.875% due 09/15/2017		195,000	194,934
Forest Oil Corp.
7.25% due 06/15/2019		675,000	675,000
8.00% due 12/15/2011		400,000	415,000
Marathon Oil Corp.
6.60% due 10/01/2037		80,000	81,796
Range Resources Corp.
6.375% due 03/15/2015		625,000	609,375

			4,053,413
Drugs & Health Care - 0.04%
CVS Corp.
3.875% due 11/01/2007		245,000	244,618
Wyeth
5.95% due 04/01/2037		205,000	197,829

			442,447

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Educational Services - 0.14%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012		$200,000	$178,000
Education Management Corp.
10.25% due 06/01/2016		1,250,000	1,293,750

			1,471,750
Electrical Equipment - 0.05%
General Cable Corp
7.125% due 04/01/2017		225,000	220,500
7.735% due 04/01/2015 (b)		175,000	169,750
Schneider Electric SA, Series EMTn
4.50% due 01/17/2014	EUR	100,000	137,248

			527,498
Electrical Utilities - 0.80%
AES Corp.
8.875% due 02/15/2011		$300,000	313,125
9.00% due 05/15/2015		45,000	47,250
9.375% due 09/15/2010		100,000	105,500
Alabama Power Company
3.50% due 11/15/2007		130,000	129,701
5.695% due 08/25/2009 (b)		110,000	110,399
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012		25,000	26,813
AmerenUE
5.40% due 02/01/2016		285,000	272,474
Appalachian Power Company
6.375% due 04/01/2036		160,000	157,664
Black Hills Corp.
6.50% due 05/15/2013		205,000	204,099
CE Electric UK Funding Company
6.995% due 12/30/2007		175,000	175,898
CenterPoint Energy Transition Bond Co., LLC,
Series A-2
4.97% due 08/01/2014		150,000	149,717
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008		95,000	94,909
7.25% due 09/01/2010		175,000	183,900
CMS Energy Corp.
8.50% due 04/15/2011		25,000	26,848
Consumers Energy Company
5.80% due 09/15/2035		100,000	92,991
Dominion Resources, Inc.
4.125% due 02/15/2008		55,000	54,701
Edison SpA, EMTN
5.125% due 12/10/2010	EUR	45,000	64,173
El Paso Electric Company
6.00% due 05/15/2035		$245,000	229,711
Elia System Operator SA
4.75% due 05/13/2014	EUR	61,000	85,838
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		35,000	51,637
Entergy Louisiana LLC
5.83% due 11/01/2010		$30,000	29,957
Florida Power Corp.
6.35% due 09/15/2037		230,000	234,408

The accompanying notes are an integral part of the financial statements.
349

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Jersey Central Power & Light Company
5.65% due 06/01/2017		$410,000	$397,252
Midamerican Energy Holdings
6.125% due 04/01/2036		210,000	203,865
Monongahela Power Company
5.70% due 03/15/2017		265,000	260,835
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	12,000	16,094
National Power Corp, Series REGS
6.875% due 11/02/2016		$100,000	99,743
National Power Corp.
9.7444% due 08/23/2011 (b)		150,000	163,500
Nevada Power Co, Series R
6.75% due 07/01/2037		245,000	246,284
Nevada Power Company
5.875% due 01/15/2015		40,000	39,062
Orion Power Holdings, Inc.
12.00% due 05/01/2010		550,000	602,250
Pacific Gas & Electric Company
4.80% due 03/01/2014		225,000	214,484
6.05% due 03/01/2034		45,000	44,194
PPL Capital Funding, Inc.
4.33% due 03/01/2009		75,000	74,152
Reliant Energy, Inc.
6.75% due 12/15/2014		200,000	202,000
RWE Finance BV, EMTN
5.375% due 04/18/2008	EUR	30,000	42,756
6.375% due 06/03/2013	GBP	160,000	330,491
Scottish Power UK PLC
8.375% due 02/20/2017		38,000	89,498
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	130,375
8.625% due 03/15/2014		775,000	820,355
Southern California Edison Company
4.65% due 04/01/2015		345,000	324,577
Southern Co., Series A
5.30% due 01/15/2012		95,000	94,931
Tampa Electric Co
6.15% due 05/15/2037		235,000	229,107
TECO Energy, Inc.
7.00% due 05/01/2012		85,000	88,175
Tri-State Generation & Transmission Association
6.04% due 01/31/2018		87,647	87,009
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	30,000	43,496
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	226,037
Westar Energy, Inc.
5.10% due 07/15/2020		155,000	142,929
Western Power Distribution Holdings, Ltd.
6.875% due 12/15/2007		140,000	140,433
Wisconsin Electric Power Company
3.50% due 12/01/2007		105,000	104,694
Xcel Energy, Inc.
7.00% due 12/01/2010		25,000	26,229

			8,326,520

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electronics - 0.16%
Celestica, Inc.
7.875% due 07/01/2011	$400,000	$385,000
Flextronics International Ltd
6.50% due 05/15/2013	200,000	191,000
L-3 Communications Corp., Series B
6.375% due 10/15/2015	825,000	810,563
Sanmina-SCI Corp.
8.44438% due 06/15/2010 (b)	325,000	321,750

		1,708,313
Energy - 1.23%
Bristow Group Inc
7.50% due 09/15/2017	500,000	510,000
Copano Energy LLC
8.125% due 03/01/2016	375,000	381,562
Duke Capital LLC
6.25% due 02/15/2013	150,000	153,312
Duke Capital LLC, Series B
6.75% due 07/15/2018	80,000	81,925
Duke Energy Carolinas LLC
6.10% due 06/01/2037	115,000	112,855
Dynegy Holdings Inc.
7.50% due 06/01/2015	575,000	554,875
Dynegy Holdings, Inc.
7.75% due 06/01/2019	1,750,000	1,673,438
Enbridge, Inc.
5.60% due 04/01/2017	205,000	198,281
Encore Acquisition Co
6.25% due 04/15/2014	300,000	280,500
Enterprise Products Operating LP
4.95% due 06/01/2010	490,000	488,009
6.30% due 09/15/2017	210,000	210,287
Enterprise Products Operating LP, Series B
4.00% due 10/15/2007	70,000	69,964
Ferrellgas Partners LP
8.75% due 06/15/2012	625,000	640,625
Florida Power & Light Company
6.20% due 06/01/2036	110,000	111,650
Gaz Capital for Gazprom, Series REGS
7.288% due 08/16/2037	840,000	893,508
Mirant North America LLC
7.375% due 12/31/2013	350,000	355,250
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	40,000	40,797
Northwest Pipeline Corp.
5.95% due 04/15/2017	60,000	58,050
NRG Energy, Inc.
7.25% due 02/01/2014	375,000	375,937
7.375% due 02/01/2016	2,380,000	2,385,950
Petroleos de Venezuela SA
5.375% due 04/12/2027	700,000	442,750
Plains Exploration & Production Company
7.00% due 03/15/2017	500,000	467,500
Progress Energy, Inc.
5.625% due 01/15/2016	380,000	371,274
Range Resources Corp.
7.50% due 10/01/2017	450,000	460,125

The accompanying notes are an integral part of the financial statements.
350

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Energy (continued)
Reliant Energy, Inc.
7.625% due 12/31/2014		$400,000	$403,000
7.875% due 12/31/2017		250,000	251,562
Sempra Energy
7.95% due 03/01/2010		100,000	105,829
Valero Energy Corp
6.125% due 06/15/2017		490,000	493,220
Venoco, Inc.
8.75% due 12/15/2011		75,000	74,813
XTO Energy Inc
6.75% due 08/01/2037		150,000	156,514

			12,803,362
Financial Services - 2.90%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)		200,000	187,408
AGY Holding Corp.
11.00% due 11/15/2014		250,000	249,375
Altadis Emisiones Financial
4.00% due 12/11/2015	EUR	50,000	63,121
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008		50,000	71,389
American Express Credit Corp., EMTN
3.625% due 10/13/2009		53,000	73,977
American General Finance Corp., Series I, MTN
5.40% due 12/01/2015		$220,000	210,685
American Honda Finance Corp.
4.50% due 05/26/2009		335,000	332,874
Arch Western Finance LLC
6.75% due 07/01/2013		450,000	441,000
Bank Nederlandse Gemeenten, Series EMTN
4.625% due 09/13/2012	EUR	950,000	1,360,998
Bank of America Corp
6.00% due 09/01/2017		$280,000	286,493
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		225,000	219,380
Boeing Capital Corp., MTN, Series X
6.35% due 11/15/2007		140,000	140,250
Canada Housing Trust
4.80% due 06/15/2012	CAD	920,000	938,129
Capital One Capital IV
6.745% due 02/17/2037 (b)		$605,000	539,512
Caterpillar Financial Services Corp, Series MTN
5.85% due 09/01/2017		170,000	171,548
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	123,962
Caterpillar Financial Services Corp., MTN, Series F
4.50% due 09/01/2008		120,000	119,314
CIT Group, Inc.
5.50% due 11/30/2007		55,000	54,871
6.00% due 04/01/2036		90,000	79,604
CIT Group, Inc., GMTN
4.25% due 09/22/2011	EUR	50,000	64,486
CIT Group, Inc., MTN
5.7075% due 08/15/2008 (b)		$100,000	98,490
Citigroup, Inc.
3.625% due 02/09/2009		110,000	108,064

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Citigroup, Inc. (continued)
3.875% due 05/21/2010	EUR	34,000	$47,320
4.75% due 02/10/2019 (b)		55,000	75,081
5.00% due 09/15/2014		$175,000	168,686
5.50% due 08/27/2012		225,000	227,500
Clarendon Alumina Production Ltd, Series REGS
8.50% due 11/16/2021		100,000	103,875
Countrywide Financial Corp.
4.50% due 06/15/2010		145,000	130,681
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		530,000	487,114
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		300,000	299,584
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	171,728
ERP Operating LP
3.85% due 08/15/2026		13,000	12,824
Ford Motor Credit Company
5.80% due 01/12/2009		280,000	270,442
6.93% due 01/15/2010 (b)		85,000	79,997
7.375% due 10/28/2009		115,000	112,764
9.81% due 04/15/2012 (b)		1,775,000	1,837,100
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	59,564
Fund American Companies, Inc.
5.875% due 05/15/2013		185,000	182,403
GATX Financial Corp.
5.50% due 02/15/2012		285,000	283,856
GE Capital European Funding, Series EMTN
3.50% due 02/14/2013	EUR	100,000	132,244
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	286,725
General Electric Capital Corp, Series REGS
4.625% due 09/15/2066 (b)	EUR	130,000	171,708
General Electric Capital Corp.
6.125% due 02/22/2011		$190,000	195,805
General Electric Capital Corp., MTN
5.375% due 10/20/2016		335,000	328,012
General Electric Capital Corp., Series A
5.875% due 02/15/2012		500,000	513,154
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		680,000	701,179
General Motors Acceptance Corp.
5.625% due 05/15/2009		376,000	366,055
6.875% due 08/28/2012		375,000	351,744
6.875% due 09/15/2011		325,000	309,291
7.25% due 03/02/2011		400,000	387,766
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	75,000	107,520
Global Cash Access LLC
8.75% due 03/15/2012		$500,000	517,500
GMAC LLC
7.82125% due 12/01/2014 (b)		875,000	806,661
GMAC LLC, Series EMTN
5.75% due 09/27/2010	EUR	40,000	53,659

The accompanying notes are an integral part of the financial statements.
351

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Goldman Sachs Group, Inc.
4.125% due 01/15/2008		$100,000	$99,588
6.345% due 02/15/2034		791,000	737,026
6.60% due 01/15/2012		150,000	157,189
6.75% due 10/01/2037		340,000	341,190
GTB Finance B.V.
8.50% due 01/29/2012		100,000	95,000
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	258,680
5.375% due 03/15/2017		255,000	246,402
HBOS PLC
5.92% due 09/29/2049 (b)		400,000	361,884
Hexion U.S. Finance Corp/Hexion Nova Scotia
Finance ULC
10.0575% due 11/15/2014 (b)		225,000	231,750
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.75% due 11/15/2014		450,000	495,000
HSBC Finance Corp.
4.125% due 11/16/2009		150,000	146,199
HSBC USA, Inc.
4.625% due 04/01/2014		100,000	93,327
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	66,000	93,252
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011		$210,000	209,879
iPayment Investors LP
11.625% due 07/15/2014 (b)		368,248	375,613
iPayment,Inc.
9.75% due 05/15/2014		425,000	405,875
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	171,120
6.25% due 01/15/2036		245,000	219,441
John Deere Capital Corp, Series D,	MTN
4.375% due 03/14/2008		100,000	99,558
John Deere Capital Corp, Series MTN
5.50% due 04/13/2017		310,000	307,101
John Deere Capital Corp.
3.90% due 01/15/2008		75,000	74,671
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		195,000	179,704
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		110,000	108,132
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	38,000	52,806
4.375% due 11/12/2019 (b)		150,000	198,108
JSG Funding PLC
7.75% due 04/01/2015		$250,000	243,750
KAR Holdings, Inc.
9.35625% due 05/01/2014 (b)		250,000	239,375
10.00% due 05/01/2015		650,000	609,375
Lehman Brothers Holdings, Inc., Series MTNG
3.95% due 11/10/2009		300,000	292,977
Local TV Finance LLC
9.25% due 06/15/2015		200,000	188,000

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Lukoil International Finance BV, Series REGS
6.656% due 06/07/2022		$125,000	$117,725
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)		200,000	185,542
MBNA America Bank NA, EMTN
4.625% due 08/03/2009		250,000	248,625
MBNA Europe Funding Plc, EMTN
4.50% due 01/23/2009	EUR	32,000	45,420
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	143,000	295,243
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	62,000	84,724
Merrill Lynch & Company, Inc., Series CPI
3.84703% due 03/02/2009 (b)		$130,000	126,314
Metropolitan Life Global Funding
5.125% due 11/09/2011		435,000	435,547
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (b)		120,000	112,494
Morgan Stanley
4.00% due 01/15/2010		300,000	293,092
Morgan Stanley, Series GMTN
5.125% due 11/30/2015	GBP	100,000	183,604
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008		$170,000	169,014
4.375% due 10/01/2010		100,000	98,178
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	53,000	71,178
Nell AF SARL
8.375% due 08/15/2015		$75,000	68,437
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		600,000	591,000
Nexstar Finance, Inc.
7.00% due 01/15/2014		275,000	264,000
Nisource Finance Corp.
6.0644% due 11/23/2009 (b)		120,000	119,042
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		100,000	98,966
PNC Funding Corp.
4.20% due 03/10/2008		250,000	249,108
RBS Global, Inc.
9.50% due 08/01/2014		1,025,000	1,060,875
11.75% due 08/01/2016		100,000	106,500
Red Arrow International Leasing Plc
8.375% due 03/31/2012	RUB	1,878,817	76,649
SLM Corp., Series CPI
3.82% due 04/01/2009 (b)		$315,000	289,753
Sovereign Capital Trust VI
7.908% due 06/13/2036		230,000	242,706
Stallion Oilfield Finance Service Corp.
9.75% due 02/01/2015		325,000	314,844
Sun Life Financial Global Funding LP
5.4931% due 10/06/2013 (b)		250,000	250,498
Torchmark Corp.
6.375% due 06/15/2016		220,000	231,748

The accompanying notes are an integral part of the financial statements.
352

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Toyota Motor Credit Corp.
2.875% due 08/01/2008		$215,000	$210,915
UBS AG/Jersey, Series EMTN
4.50% due 09/16/2019 (b)	EUR	140,000	191,184
USI Holdings Corp.
9.4325% due 11/15/2014		$250,000	237,500

			30,116,869
Food & Beverages - 0.27%
Anheuser-Busch Cos Inc
6.45% due 09/01/2037		110,000	114,324
B&G Foods Holding Corp.
8.00% due 10/01/2011		475,000	470,250
Casino Guichard Perrachon SA, Series EMTN
4.875% due 04/10/2014	EUR	100,000	136,806
Del Monte Corp.
8.625% due 12/15/2012		$300,000	304,500
Delhaize Group
6.50% due 06/15/2017		105,000	105,896
General Mills, Inc.
3.875% due 11/30/2007		200,000	199,475
General Mills, Inc., MTN
6.378% due 10/15/2008		225,000	227,043
McCormick & Company, Inc.
5.20% due 12/15/2015		170,000	167,339
5.80% due 07/15/2011		120,000	123,063
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		95,000	94,015
McDonald's Corp.
5.30% due 03/15/2017		205,000	199,065
Panamerican Beverages, Inc.
7.25% due 07/01/2009		30,000	30,758
PepsiAmericas, Inc.
4.875% due 01/15/2015		45,000	42,589
SABMiller PLC
6.20% due 07/01/2011		465,000	480,400
William Wrigley Jr. Company
4.65% due 07/15/2015		50,000	46,921
YUM Brands, Inc.
7.65% due 05/15/2008		100,000	101,354

			2,843,798
Foreign Bonds - 0.07%
Republic of Ghana, Series REGS
8.50% due 10/04/2017		600,000	611,940
Santa Fe de Bogota DC, Series REGS
9.75% due 07/26/2028	COP	240,000,000	114,382

			726,322
Forest Products - 0.05%
Verso Paper Holdings LLC and Verson Paper Inc,
Series B
9.10625% due 08/01/2014 (b)		$375,000	376,875
Weyerhaeuser Company
7.375% due 03/15/2032		100,000	100,337

			477,212

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Furniture & Fixtures - 0.04%
Sealy Mattress Company
8.25% due 06/15/2014	$375,000	$377,812

Gas & Pipeline Utilities - 0.44%
Aquila Canada Finance Corp.
7.75% due 06/15/2011	150,000	158,001
Atmos Energy Corp.
4.00% due 10/15/2009	190,000	186,510
5.95% due 10/15/2034	35,000	31,992
Boardwalk Pipelines LLC
5.50% due 02/01/2017	85,000	82,107
Colorado Interstate Gas Company
5.95% due 03/15/2015	125,000	122,941
Duke Capital LLC
7.50% due 10/01/2009	110,000	114,749
El Paso Natural Gas
5.95% due 04/15/2017	98,000	95,710
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016	440,000	399,935
Kinder Morgan, Inc.
6.50% due 09/01/2012	170,000	168,326
National Gas Company
6.05% due 01/15/2036	100,000	94,717
National Gas Co of Trinidad & Tobago Ltd,
Series REGS
6.05% due 01/15/2036	100,000	95,601
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008	135,000	133,967
Piedmont Natural Gas Company
6.00% due 12/19/2033	10,000	9,567
Praxair, Inc.
5.20% due 03/15/2017	205,000	193,576
6.50% due 03/01/2008	100,000	100,545
Sabine Pass LNG LP
7.50% due 11/30/2016	400,000	394,000
Southern California Gas Company
5.75% due 11/15/2035	305,000	290,001
Sunoco, Inc.
4.875% due 10/15/2014	25,000	23,721
5.75% due 01/15/2017	240,000	236,086
Williams Companies, Inc.
7.625% due 07/15/2019	50,000	53,563
7.75% due 06/15/2031	1,125,000	1,182,656
8.125% due 03/15/2012	250,000	269,375
8.75% due 03/15/2032	25,000	28,781
Williams Companies, Inc., Series A
7.50% due 01/15/2031	125,000	129,688

		4,596,115
Healthcare Products - 0.10%
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	25,000	25,937
Invacare Corp.
9.75% due 02/15/2015	325,000	325,000
Medtronic, Inc., Series B
4.375% due 09/15/2010	125,000	123,451
4.75% due 09/15/2015	285,000	267,485

The accompanying notes are an integral part of the financial statements.
353

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Healthcare Products (continued)
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)		$200,000	$199,000
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015		100,000	99,000

			1,039,873
Healthcare Services - 0.30%
Cardinal Health, Inc.
6.13% due 10/02/2009		250,000	250,275
Centene Corp.
7.25% due 04/01/2014		225,000	220,500
CRC Health Corp.
10.75% due 02/01/2016		200,000	210,000
DaVita, Inc.
6.625% due 03/15/2013		275,000	272,937
7.25% due 03/15/2015		625,000	626,563
United Surgical Partners International Inc
9.25% due 05/01/2017		275,000	275,000
UnitedHealth Group, Inc.
5.375% due 03/15/2016		370,000	360,080
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		575,000	557,750
WellPoint, Inc.
4.25% due 12/15/2009		35,000	34,477
5.00% due 01/15/2011		360,000	356,736

			3,164,318
Holdings Companies/Conglomerates - 0.10%
ERP Operating LP
5.25% due 09/15/2014		190,000	181,263
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	58,000	85,375
Visant Corp.
7.625% due 10/01/2012		$300,000	305,250
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		525,000	488,250

			1,060,138
Homebuilders - 0.14%
Centex Corp.
4.55% due 11/01/2010		145,000	133,194
5.45% due 08/15/2012		235,000	214,560
D.R. Horton, Inc.
6.50% due 04/15/2016		245,000	214,596
Lennar Corp., Series B
5.60% due 05/31/2015		390,000	335,531
5.95% due 10/17/2011		25,000	22,876
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		55,000	49,905
NVR, Inc.
5.00% due 06/15/2010		100,000	99,893
Pulte Homes, Inc.
4.875% due 07/15/2009		65,000	60,696
5.20% due 02/15/2015		310,000	258,484

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Homebuilders (continued)
Ryland Group, Inc.
5.375% due 01/15/2015		$15,000	$12,984

			1,402,719
Hotels & Restaurants - 0.24%
American Casino & Entertainment Properties LLC
7.85% due 02/01/2012		375,000	385,313
Harrah's Operating Company, Inc.
5.50% due 07/01/2010		865,900	831,264
O'Charleys, Inc.
9.00% due 11/01/2013		225,000	227,531
OSI Restaurant Partners, Inc.
10.00% due 05/15/2015		775,000	685,875
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		150,000	149,250
Restaurant Company
10.00% due 10/01/2013		250,000	221,875

			2,501,108
Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011		135,000	138,012

Household Products - 0.08%
Simmons Bedding Company
zero coupon, Step up to 10.00% on
12/15/2009 due 12/15/2014		75,000	59,813
7.875% due 01/15/2014		300,000	288,000
Yankee Acquisition Corp., Series B
9.75% due 02/15/2017		75,000	70,875
Yankee Acquisition Corp/MA, Series B
8.50% due 02/15/2015		475,000	460,750

			879,438
Industrial Machinery - 0.04%
Stewart & Stevenson LLC
10.00% due 07/15/2014		375,000	380,625

Insurance - 0.59%
Ace INA Holdings, Inc.
5.70% due 02/15/2017		255,000	251,653
5.875% due 06/15/2014		130,000	130,851
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	47,000	96,209
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	150,000	197,369
ASIF II, EMTN
5.625% due 02/01/2012	GBP	167,000	332,698
Cincinnati Financial Corp.
6.92% due 05/15/2028		$125,000	133,022
Genworth Financial, Inc.
5.75% due 06/15/2014		360,000	360,703
6.15% due 11/15/2066 (b)		153,000	143,069
Highmark, Inc.
6.80% due 08/15/2013		185,000	195,923
HUB International Holdings Inc
9.00% due 12/15/2014		625,000	600,000
HUB International Holdings, Inc.
10.25% due 06/15/2015		500,000	465,000

The accompanying notes are an integral part of the financial statements.
354

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Insurance (continued)
Lincoln National Corp.
6.05% due 04/20/2067 (b)		$145,000	$139,619
MetLife, Inc.
6.40% due 12/15/2036 (b)		255,000	242,467
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	38,000	54,479
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		$110,000	107,706
New York Life Global Funding
4.625% due 08/16/2010		215,000	214,934
New York Life Global Funding, Series EMTN
4.375% due 01/19/2017	EUR	100,000	134,640
NLV Financial Corp.
7.50% due 08/15/2033		$265,000	277,516
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	15,600
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	87,000	166,218
5.50% due 05/14/2009	EUR	38,000	54,655
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	174,264
Principal Life Global Funding I
5.25% due 01/15/2013		160,000	159,564
Principal Life Income Funding Trusts
5.20% due 11/15/2010		35,000	35,128
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	38,000	53,777
Prudential Funding LLC, MTN
6.60% due 05/15/2008		$150,000	150,859
RLI Corp.
5.95% due 01/15/2014		15,000	15,140
Security Benefit Life Insurance Company
7.45% due 10/01/2033		80,000	81,974
The Travelers Companies, Inc.
6.25% due 03/15/2037 (b)		255,000	246,548
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		150,000	150,374
Travelers Property Casualty Corp.
3.75% due 03/15/2008		35,000	34,693

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	167,000	337,101
USI Holdings Corp.
9.75% due 05/15/2015		$225,000	201,937
Willis North America, Inc.
6.20% due 03/28/2017		195,000	193,484

			6,149,174
International Oil - 0.33%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		65,000	64,045
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034		165,000	212,949
Newfield Exploration Company
6.625% due 09/01/2014		30,000	29,475

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

International Oil (continued)
Pemex Project Funding Master Trust
5.75% due 12/15/2015		$255,000	$255,157
6.625% due 06/15/2035		300,000	309,143
6.9944% due 06/15/2010 (b)		345,000	351,037
8.625% due 02/01/2022		225,000	277,524
Pemex Project Funding Master Trust, Series REGS
6.25% due 08/05/2013	EUR	150,000	222,984
Petro-Canada
5.95% due 05/15/2035		$235,000	222,578
Petroleos de Venezuela SA
5.25% due 04/12/2017		1,105,000	814,937
PF Export Receivables Master Trust
6.436% due 06/01/2015		56,284	56,754
Transocean, Inc.
5.86875% due 09/05/2008		250,000	249,546
XTO Energy, Inc.
5.65% due 04/01/2016		185,000	180,859
YPF SA, MTN, Series C
10.00% due 11/02/2028		195,000	226,200

			3,473,188
Investment Companies - 0.06%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	60,000	88,736
Credit Suisse Guernsey Ltd
5.86% due 05/29/2049 (b)		$300,000	283,765
Xstrata Finance Canada Ltd, Series EMTN
5.25% due 06/13/2017	EUR	80,000	108,698
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011		$180,000	178,898

			660,097
Leisure Time - 0.53%
AMC Entertainment, Inc.
8.00% due 03/01/2014		25,000	23,813
11.00% due 02/01/2016		275,000	292,875
Chukchansi Economic Development Authority
8.859% due 11/15/2012 (b)		125,000	125,938
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014		300,000	283,500
Festival Fun Parks LLC
10.875% due 04/15/2014		100,000	100,750
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015		300,000	281,250
International Speedway Corp.
4.20% due 04/15/2009		80,000	79,066
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		175,000	178,500
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	42,385
MGM MIRAGE
6.00% due 10/01/2009		$275,000	272,938
MGM Mirage, Inc.
8.50% due 09/15/2010		325,000	339,625
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		200,000	198,000

The accompanying notes are an integral part of the financial statements.
355

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
MTR Gaming Group, Inc., Series B (continued)
9.75% due 04/01/2010	$125,000	$128,437
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	100,000	101,250
Pokagon Gaming Authority
10.375% due 06/15/2014	650,000	713,375
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013	100,000	99,445
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	475,000	479,750
Speedway Motorsports, Inc.
6.75% due 06/01/2013	380,000	374,300
Travelport LLC
10.24625% due 09/01/2014 (b)	75,000	75,000
11.875% due 09/01/2016	575,000	602,312
Wynn Las Vegas LLC
6.625% due 12/01/2014	725,000	710,500

		5,503,009
Manufacturing - 0.28%
3M Company, MTN
5.125% due 11/06/2009	95,000	96,119
5.70% due 03/15/2037	225,000	219,969
Cooper US Inc
6.10% due 07/01/2017	210,000	215,239
General Dynamics Corp.
4.50% due 08/15/2010	150,000	147,886
Harland Clarke Holdings Corp
10.3075% due 05/15/2015 (b)	250,000	223,125
Koppers Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014	650,000	555,750
Koppers, Inc.
9.875% due 10/15/2013	149,000	157,568
Procter & Gamble Company
4.95% due 08/15/2014	370,000	363,486
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011	224,000	219,520
Sally Holdings LLC
9.25% due 11/15/2014	400,000	404,000
Susser Holdings LLC
10.625% due 12/15/2013	123,000	126,690
Trinity Industries, Inc.
6.50% due 03/15/2014	175,000	168,000

		2,897,352
Medical-Hospitals - 0.39%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,225,000	2,286,187
HCA, Inc.
9.25% due 11/15/2016	1,475,000	1,567,187
9.625% due 11/15/2016	175,000	186,813

		4,040,187
Metal & Metal Products - 0.11%
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015	500,000	470,000

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal & Metal Products (continued)
Hawk Corp.
8.75% due 11/01/2014	$300,000	$303,750
Steel Dynamics, Inc.
6.75% due 04/01/2015	415,000	400,475

		1,174,225
Mining - 0.40%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	525,000	567,000
8.375% due 04/01/2017	2,580,000	2,818,650
Placer Dome, Inc.
6.45% due 10/15/2035	310,000	302,618
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	135,000	132,191
Vale Overseas, Ltd.
6.25% due 01/23/2017	380,000	384,256

		4,204,715
Office Furnishings & Supplies - 0.07%
ACCO Brands Corp.
7.625% due 08/15/2015	150,000	143,250
IKON Office Solutions, Inc.
7.75% due 09/15/2015	300,000	301,500
Interface, Inc.
10.375% due 02/01/2010	275,000	290,125

		734,875
Paper - 0.37%
Boise Cascade LLC
7.125% due 10/15/2014	530,000	508,800
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	70,000	68,384
8.625% due 08/15/2010	180,000	195,556
Domtar, Inc.
5.375% due 12/01/2013	150,000	137,250
7.125% due 08/15/2015	475,000	456,000
9.50% due 08/01/2016	50,000	52,625
Georgia-Pacific Corp.
7.00% due 01/15/2015	525,000	511,875
7.125% due 01/15/2017	450,000	435,375
8.125% due 05/15/2011	300,000	304,500
Jefferson Smurfit Corp.
8.25% due 10/01/2012	150,000	150,375
NewPage Corp.
10.00% due 05/01/2012	175,000	184,187
12.00% due 05/01/2013	150,000	160,875
Quebecor World, Inc.
9.75% due 01/15/2015	250,000	239,375
Verso Paper Holdings LLC and Verson Paper Inc.,
Series B
11.375% due 08/01/2016	375,000	394,688

		3,799,865
Petroleum Services - 0.13%
BP Canada Finance Company
3.375% due 10/31/2007	50,000	49,951
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	100,000	103,000

The accompanying notes are an integral part of the financial statements.
356

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Petroleum Services (continued)
Compagnie Generale de Geophysique SA
(continued)
7.75% due 05/15/2017		$500,000	$515,000
Gaz Capital for Gazprom, Series EMTN
4.56% due 12/09/2012	EUR	150,000	200,389
Halliburton Company
5.50% due 10/15/2010		$355,000	359,122
Premcor Refining Group, Inc.
6.75% due 02/01/2011		110,000	114,067

			1,341,529
Pharmaceuticals - 0.13%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	54,000	75,800
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	191,922
Hospira, Inc.
4.95% due 06/15/2009		70,000	69,977
Omnicare, Inc.
6.75% due 12/15/2013		300,000	279,750
6.875% due 12/15/2015		425,000	393,125
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		180,000	174,861
Warner Chilcott Corp.
8.75% due 02/01/2015		130,000	134,550

			1,319,985
Publishing - 0.38%
Dex Media East LLC
12.125% due 11/15/2012		100,000	106,750
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013		25,000	23,500
Haights Cross Operating Company
11.75% due 08/15/2011		275,000	285,313
Idearc, Inc.
8.00% due 11/15/2016		1,555,000	1,551,112
Medianews Group, Inc.
6.375% due 04/01/2014		150,000	111,000
6.875% due 10/01/2013		275,000	209,000
Morris Publishing Group LLC
7.00% due 08/01/2013		185,000	144,762
Nielsen Finance LLC/Nielsen Finance Co
10.00% due 08/01/2014		200,000	211,500
Quebecor World Capital Corp.
6.125% due 11/15/2013		300,000	258,000
Sun Media Corp.
7.625% due 02/15/2013		225,000	221,063
TL Acquisitions, Inc.
13.25% due 07/15/2015 (b)		525,000	425,250
Valassis Communications Inc
8.25% due 03/01/2015		475,000	413,250

			3,960,500
Railroads & Equipment - 0.14%
American Railcar Industries, Inc.
7.50% due 03/01/2014		450,000	447,750

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Railroads & Equipment (continued)
Canadian National Railway Company
6.25% due 08/01/2034	$59,000 $	58,403
Greenbrier Companies, Inc.
8.375% due 05/15/2015	425,000	423,937
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	100,000	104,750
Norfolk Southern Corp.
5.59% due 05/17/2025	25,000	22,951
6.00% due 04/30/2008	200,000	200,742
7.25% due 02/15/2031	30,000	32,667
Union Pacific Corp.
3.875% due 02/15/2009	125,000	122,429
5.75% due 10/15/2007	75,000	75,007

		1,488,636
Real Estate - 0.47%
AMB Property LP, MTN
5.90% due 08/15/2013	40,000	39,804
Archstone-Smith Operating Trust, REIT
5.25% due 05/01/2015	150,000	144,110
5.625% due 08/15/2014	15,000	14,960
AvalonBay Communities, Inc., MTN
6.625% due 09/15/2011	255,000	265,117
AvalonBay Communities, Inc., REIT
4.95% due 03/15/2013	55,000	53,142
6.125% due 11/01/2012	175,000	179,635
BF Saul, REIT
7.50% due 03/01/2014	150,000	139,500
Camden Property Trust, REIT
4.375% due 01/15/2010	80,000	78,359
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	25,000	24,602
Federal Realty Investment Trust
6.00% due 07/15/2012	125,000	126,539
Felcor Lodging LP, REIT
8.50% due 06/01/2011	250,000	263,750
Hospitality Properties Trust
5.625% due 03/15/2017	220,000	203,885
Host Marriott LP, REIT
7.125% due 11/01/2013	500,000	503,750
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	1,325,000	1,311,750
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	55,000	51,984
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	200,000	190,036
Regency Centers LP, REIT
5.875% due 06/15/2017	120,000	115,807
Simon Property Group LP, REIT
4.60% due 06/15/2010	125,000	122,606
5.75% due 12/01/2015	340,000	332,193
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	740,000	728,900

The accompanying notes are an integral part of the financial statements.
357

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate (continued)
Vornado Realty LP, REIT
4.50% due 08/15/2009	$35,000	$34,455

		4,924,884
Retail - 0.25%
Bon-Ton Stores, Inc.
10.25% due 03/15/2014	425,000	397,375
Costco Wholesale Corp.
5.30% due 03/15/2012	175,000	175,544
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	130,000	127,481
Ferrellgas Escrow LLC
6.75% due 05/01/2014	125,000	121,875
Home Depot, Inc.
3.75% due 09/15/2009	100,000	97,053
5.20% due 03/01/2011	165,000	163,313
5.40% due 03/01/2016	220,000	206,119
JC Penney Company, Inc.
7.375% due 08/15/2008	95,000	96,368
Leslie's Poolmart
7.75% due 02/01/2013	275,000	261,250
Sunstate Equipment Company LLC
10.50% due 04/01/2013	425,000	410,125
Target Corp
5.875% due 07/15/2016	415,000	414,983
Target Corp.
7.50% due 08/15/2010	150,000	159,664

		2,631,150
Retail Grocery - 0.13%
Couche-Tard US LP
7.50% due 12/15/2013	650,000	661,375
Pathmark Stores, Inc.
8.75% due 02/01/2012	50,000	50,000
Safeway, Inc.
4.125% due 11/01/2008	55,000	54,578
The Kroger Company
8.05% due 02/01/2010	500,000	531,814

		1,297,767
Retail Trade - 0.32%
American Greetings Corp.
7.375% due 06/01/2016	100,000	97,000
Fortune Brands, Inc.
5.125% due 01/15/2011	70,000	69,398
6.25% due 04/01/2008	200,000	200,841
FTD, Inc.
7.75% due 02/15/2014	500,000	475,000
GSC Holdings Corp.
8.00% due 10/01/2012	825,000	858,000
J.C. Penney Company, Inc.
9.00% due 08/01/2012	370,000	420,518
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015	325,000	346,125
Payless Shoesource, Inc.
8.25% due 08/01/2013	25,000	24,188
The Pantry, Inc.
7.75% due 02/15/2014	350,000	337,750

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Retail Trade (continued)
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	200,000	$387,486
6.875% due 08/10/2009		$145,000	149,885

			3,366,191
Sanitary Services - 0.16%
Allied Waste North America, Inc.
6.875% due 06/01/2017		625,000	628,125
7.875% due 04/15/2013		225,000	232,313
Casella Waste Systems, Inc.
9.75% due 02/01/2013		725,000	739,500
Oakmont Asset Trust
4.514% due 12/22/2008		20,000	19,868
Waste Management, Inc.
7.375% due 05/15/2029		15,000	16,092

			1,635,898
Semiconductors - 0.41%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	403,125
Flextronics International, Ltd.
6.25% due 11/15/2014		275,000	257,125
Freescale Semiconductor Inc
9.56938% due 12/15/2014 (b)		425,000	400,563
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		700,000	675,500
10.125% due 12/15/2016		375,000	348,750
National Semiconductor Corp
6.15% due 06/15/2012		305,000	310,309
NXP BV / NXP Funding LLC
8.11% due 10/15/2013 (b)		675,000	626,906
9.50% due 10/15/2015		200,000	186,500
Spansion Inc.
8.74625% due 06/01/2013 (b)		250,000	238,125
Spansion LLC
11.25% due 01/15/2016		275,000	269,500
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		75,000	75,187
7.50% due 07/19/2010		475,000	478,563

			4,270,153
Software - 0.06%
Oracle Corp.
5.00% due 01/15/2011		425,000	424,055
Serena Software, Inc.
10.375% due 03/15/2016		100,000	103,000
SS&C Technologies, Inc.
11.75% due 12/01/2013		75,000	79,500

			606,555
Steel - 0.07%
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	157,500
Metals USA, Inc.
11.125% due 12/01/2015		250,000	266,250
Tube City IMS Corp.
9.75% due 02/01/2015		275,000	268,813

			692,563

The accompanying notes are an integral part of the financial statements.
358

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Supranational - 0.29%
Eurofima, EMTN
6.50% due 08/22/2011	AUD	565,000	$494,056
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	892,108
European Investment Bank, Series EMTN
4.75% due 10/15/2017	EUR	990,000	1,433,100
8.00% due 10/21/2013	ZAR	1,800,000	244,462

			3,063,726
Telecommunications Equipment &
Services - 1.03%
British Telecommunications PLC
8.00% due 12/07/2016	GBP	150,000	340,566
Citizens Communications Co
6.625% due 03/15/2015		$450,000	441,000
Citizens Communications Company
6.25% due 01/15/2013		100,000	97,500
7.125% due 03/15/2019		1,250,000	1,231,250
9.00% due 08/15/2031		625,000	634,375
Csc Holdings
7.625% due 07/21/2018		250,000	246,736
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		75,000	74,160
Digicel Group, Ltd.
8.875% due 01/15/2015		450,000	423,000
Digicel Ltd, Series REGS
9.25% due 09/01/2012		125,000	128,125
Dycom Industries, Inc.
8.125% due 10/15/2015		250,000	254,375
France Telecom SA
7.75% due 03/01/2011		480,000	515,963
GCI, Inc.
7.25% due 02/15/2014		425,000	393,125
Insight Midwest LP
9.75% due 10/01/2009		39,000	39,049
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013		225,000	228,375
iPCS, Inc.
7.4813% due 05/01/2013 (b)		425,000	412,250
8.60625% due 05/01/2014		400,000	392,000
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	82,759
6.00% due 03/15/2010		88,000	81,620
Level 3 Financing, Inc.
9.25% due 11/01/2014		250,000	246,250
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	684,750
Orascom Telecom Finance SCA, Series REGS
7.875% due 02/08/2014		110,000	104,569
PAETEC Holding Corp.
9.50% due 07/15/2015		350,000	350,000
PanAmSat Corp.
9.00% due 08/15/2014		375,000	386,250
SBC Communications, Inc.
5.625% due 06/15/2016		550,000	545,329
6.45% due 06/15/2034		385,000	390,471

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Suncom Wireless, Inc.
8.50% due 06/01/2013		$550,000	$575,437
Syniverse Technologies, Inc., Series B
7.75% due 08/15/2013		50,000	47,750
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014		325,000	337,187
Verizon Global Funding Corp.
7.25% due 12/01/2010		95,000	100,919
7.75% due 12/01/2030		260,000	300,739
Wind Acquisition Finance SA
10.75% due 12/01/2015		425,000	470,688
Windstream Corp
7.00% due 03/15/2019		125,000	121,875

			10,678,442
Telephone - 0.92%
AT&T Corp.
7.3 due 11/15/2011 (b)		40,000	42,971
AT&T, Inc.
5.30% due 11/15/2010		810,000	817,164
5.785% due 11/14/2008 (b)		85,000	85,069
BellSouth Corp.
5.6825% due 11/15/2007 (b)		95,000	95,046
France Telecom SA, Series EMTN
7.25% due 01/28/2013	EUR	80,000	125,476
Nordic Telephone Company Holdings
8.25% due 05/01/2016		100,000	148,934
8.875% due 05/01/2016		$875,000	923,125
Qwest Corp.
6.50% due 06/01/2017		500,000	490,000
7.50% due 10/01/2014		1,100,000	1,144,000
7.875% due 09/01/2011		100,000	105,000
8.875% due 03/15/2012		100,000	109,125
8.944% due 06/15/2013 (b)		125,000	133,437
Sprint Capital Corp.
6.875% due 11/15/2028		122,000	117,742
6.90% due 05/01/2019		555,000	557,195
7.625% due 01/30/2011		100,000	106,033
8.375% due 03/15/2012		145,000	159,650
Sprint Nextel Corp
5.59813% due 06/28/2010 (b)		145,000	144,927
Telecom Italia Capital SA
4.00% due 01/15/2010		130,000	126,570
5.25% due 11/15/2013		395,000	383,347
Telecom Italia Finance SA, EMTN
5.875% due 01/24/2008	EUR	15,000	21,373
6.875% due 01/24/2013		125,000	191,202
7.25 due 04/20/2011		50,000	75,922
Telefonica Emisiones SAU
5.984% due 06/20/2011		$180,000	183,133
6.221% due 07/03/2017		230,000	232,349
Telefonica Emisones SAU
6.421% due 06/20/2016		335,000	343,762
Telefonica Europe BV, EMTN
5.125% due 02/14/2013	EUR	100,000	142,154

The accompanying notes are an integral part of the financial statements.
359

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$105,000	$104,064
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		200,000	209,614
Windstream Corp.
8.625% due 08/01/2016		2,085,000	2,223,131

			9,541,515
Tires & Rubber - 0.13%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		300,000	261,000
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		488,000	509,960
9.13475% due 12/01/2009 (b)		575,000	579,313

			1,350,273
Tobacco - 0.05%
Imperial Tobacco Finance PLC, EMTN
6.875% due 06/13/2012	GBP	47,000	96,871
Reynolds American, Inc.
6.50% due 07/15/2010		$40,000	41,049
7.25% due 06/01/2013		175,000	184,749
7.625% due 06/01/2016		225,000	239,558

			562,227
Toys, Amusements & Sporting Goods - 0.02%
Hasbro, Inc.
6.30% due 09/15/2017		180,000	179,206

Transportation - 0.34%
Bombardier, Inc.
6.30% due 05/01/2014		575,000	563,500
6.75% due 05/01/2012		425,000	426,063
7.45% due 05/01/2034		375,000	371,250
Bristow Group, Inc.
6.125% due 06/15/2013		400,000	388,000
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		264,000	258,639
6.15% due 05/01/2037		432,000	417,154
Canadian National Railway Co
6.375% due 11/15/2037		65,000	65,781
CHC Helicopter Corp.
7.375% due 05/01/2014		325,000	308,750
FedEx Corp.
5.50% due 08/15/2009		220,000	222,460
Mobile Services Group, Inc.
9.75% due 08/01/2014		550,000	550,000

			3,571,597
Trucking & Freight - 0.02%
Saint Acquisition Corp.
12.50% due 05/15/2017		300,000	201,000

Utility Service - 0.13%
Baltimore Gas & Electric Co
5.90% due 10/01/2016		285,000	280,537
Consumers Energy Co, Series J
6.00% due 02/15/2014		165,000	167,783

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Utility Service (continued)
Pacificorp
6.25% due 10/15/2037		$90,000	$89,888
Public Service Company of New Mexico
4.40% due 09/15/2008		185,000	183,243
Public Service Electric & Gas Company
5.70% due 12/01/2036		350,000	322,618
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	40,000	55,819
5.875% due 02/01/2012		29,000	42,373
Virginia Electric and Power Co, Series A
6.00% due 05/15/2037		$190,000	181,692

			1,323,953

TOTAL CORPORATE BONDS (Cost $256,437,164)			$255,431,384

FOREIGN BONDS - 0.01%

Netherlands - 0.01%
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	66,595

TOTAL FOREIGN BONDS (Cost $66,474)			$66,595

CONVERTIBLE BONDS - 0.08%

Insurance - 0.00%
Fortis Insurance NV
7.75% due 01/26/2008		$25,000	33,445

Telecommunications Equipment &
Services - 0.08%
Nortel Networks Ltd.
10.125% due 07/15/2013		75,000	77,156
Nortel Networks, Ltd.
9.61% due 07/15/2011 (b)		700,000	700,000

			777,156

TOTAL CONVERTIBLE BONDS (Cost $821,835)			$810,601

MUNICIPAL BONDS - 0.08%

California - 0.02%
State of California
5.25% due 04/01/2034		90,000	98,767
5.50% due 11/01/2033		80,000	84,908

			183,675
Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034		110,000	106,908

New York - 0.01%
New York City Housing Development Corp.
6.42% due 11/01/2027		150,000	153,578

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027		60,000	62,052

The accompanying notes are an integral part of the financial statements.
360

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)

West Virginia - 0.03%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	$335,000	$329,385

TOTAL MUNICIPAL BONDS (Cost $838,246)		$835,598

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.70%
Federal Home Loan Mortgage Corp., Series
2003-32, Class PG
5.00% due 10/25/2027	350,000	347,990
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	350,000	300,108
Banc of America Commercial Mortgage Inc, Series
2005-3, Class A2
4.501% due 07/10/2043	650,000	640,830
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	69,549	67,988
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	680,000	660,735
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.10% due 02/25/2034 (b)	208,955	206,264
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1967% due 05/25/2034 (b)	96,425	95,136
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.7408% due 09/25/2034 (b)	210,534	208,878
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8786% due 10/25/2034 (b)	104,033	103,085
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0895% due 11/25/2035 (b)	384,084	381,954
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2591% due 11/25/2035 (b)	240,489	239,199
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	97,875	98,272
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	49,971
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	650,000	651,622
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	45,000	44,833
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	272,000	267,388
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	492,000	467,740

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	$91,842	$91,040
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	395,000	385,499
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	340,999	337,050
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	30,413	30,342
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	180,235	181,823
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.895% due 09/11/2038 (b)	1,950,000	1,986,015
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	600,000	589,642
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	825,585	825,919
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	310,000	311,104
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	243,405	243,228
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	700,000	693,639
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	650,000	638,249
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4
5.81645% due 12/10/2049 (b)	1,325,000	1,350,267
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	160,000	161,880
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	284,710	282,681
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	1,075,000	1,067,354
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	302,003	302,323
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	551,171
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	515,901	531,661

The accompanying notes are an integral part of the financial statements.
361

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	$3,110	$3,111
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	458,266	452,471
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	205,361	18,041
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	60,604	5,328
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	136,424	4,701
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	54,144	54,033
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	218,000	217,596
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	721,000	722,123
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	226,430	228,017
Federal Home Loan Mortgage Corp., Series
2004-2809, Class EG
5.00% due 08/15/2021	213,888	212,311
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	127,000	127,077
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	264,140	264,064
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	600,000	599,785
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	91,000	90,754
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	474,193	476,765
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	233,036	241,354
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	187,073	189,317
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	344,271	348,785
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	1,123,204	1,154,749

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	$180,390	$184,381
Federal Home Loan Mortgage Corp., Stated Final,
Series 2004-SF4, Class C
3.32% due 12/15/2011	55,000	53,329
Federal Home Loan Mortgage Corp.,
Stated Final, Series 2004-SF4, Class B
2.37% due 12/15/2009	24,035	23,951
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	8,770	6,835
Federal National Mortgage Association Interest
Strip, Series 2002-319, Class 2
6.50% IO due 02/01/2032	32,836	8,143
Federal National Mortgage Association, Series
1993-8, Class L
9.00% due 01/25/2008	470	471
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	334,646	334,140
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	184,869	186,188
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	40,639	2,455
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	186,658	185,154
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	62,889	61,912
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	375,000	382,248
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	403,565	404,508
Freddie Mac REMICS, Series 2003-2568, Class KA
4.25% due 12/15/2021	346,212	336,574
Freddie Mac REMICS, Series 2007-3354, Class PA
5.50% due 07/15/2028	725,000	730,434
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	400,000	417,908
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	399,529	399,917
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	429,000	441,528
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	42,734	43,188

The accompanying notes are an integral part of the financial statements.
362

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	$39,742	$34,013
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	287,236	294,800
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	374,835	384,782
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	535,000	535,363
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	59,000	54,496
Government National Mortgage Association, Series
2004-1, Class 1
zero coupon PO due 07/20/2034	258,317	191,115
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	49,000	47,583
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	927,000	932,820
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	131,378
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835% due 06/10/2036	9,682	9,668
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	175,000	173,483
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	1,660,000	1,635,691
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	124,000	120,739
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	316,493	317,217
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	725,000	716,444
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-LD11, Class A4
5.818907% due 06/15/2049 (b)	440,000	447,714
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	1,685,000	1,681,493

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	1,322,148	1,337,136

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	$234,662	$242,160

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	11,084	11,015

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	533,000	519,545

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	210,834	211,674

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	269,698	269,852
LB-UBS Commercial Mortgage Trust, Series
2007-C2, Class A3
5.43% due 02/15/2040	50,000	49,335
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	518,717	512,612
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,375,000	1,343,155
LB-UBS Commercial Mortgage Trust,
Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	640,000	635,951
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	688,000	656,789
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	260,259	260,028
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	1,992,500	1,948,343
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.81103% due 08/12/2041	460,000	472,126
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
5.88181% due 06/11/2049 (b)	1,575,000	1,619,163
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	699,823	708,525
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.6506% due 06/11/2042 (b)	400,000	406,086
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6506% due 06/11/2042 (b)	625,000	624,485
Morgan Stanley Dean Witter
Capita I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	27,486	27,628

The accompanying notes are an integral part of the financial statements.
363

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	$312,000	$321,598
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	187,777	190,374
Vendee Mortgage Trust, Series 1996-3, Class 4
9.59914% due 03/15/2025 (b)	16,930	18,271
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.7974% due 01/25/2034 (b)	576,297	564,382
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5455% due 03/25/2035 (b)	422,775	418,215
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.938% due 03/25/2035 (b)	252,622	250,194
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.025% due 09/25/2036 (b)	1,451,024	1,465,730
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.670079% due 10/25/2036 (b)	1,056,321	1,059,983

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $48,694,565)		$48,859,680

ASSET BACKED SECURITIES - 2.36%
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013	780,000	787,014
Volkswagen Auto Loan Enhanced Trust, Series
2005-1, Class A4
4.86% due 04/20/2012	780,000	777,120
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,975,000	1,987,723
BA Credit Card Trust, Series 2006-A9, Class A9
5.7625% due 02/15/2013 (b)	1,125,000	1,115,156
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	52,057	51,929
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	341,670
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013	135,000	134,952
Capital Auto Receivables Asset Trust,
Series 2004-1, Class CTFS
2.84% due 09/15/2010	127,000	127,000
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010	275,000	274,318
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010	1,550,000	1,551,389
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
5.8625% due 03/20/2010 (b)	300,000	297,440

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
8.0025% due 07/15/2016 (b)	$40,000	$41,390
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
6.0425% due 04/15/2013	130,000	126,422
Capital One Multi-Asset Execution Trust,
Series 2003-C4, Class C4
6.00% due 08/15/2013	335,000	336,585
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A4
5.01% due 11/15/2011	540,000	539,520
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599% due 09/25/2031	21,551	18,670
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-4, Class 2A1
5.8713% due 10/25/2032 (b)	14,344	14,170
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2003-3, Class 1A6
3.717% due 10/25/2014	131,012	124,723
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,100,000	1,115,641
CNH Equipment Trust, Series 2003-B, Class A4B
3.38% due 02/15/2011	89,403	89,240
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	325,000	325,965
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	293,061
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	425,000	446,848
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	701,793
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/17/2012	345,000	347,101
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014	287,000	284,308
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2
2.76% due 05/15/2011	32,942	32,772
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	39,652	39,033
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	450,000	450,492
Household Affinity Credit Card Master Note Trust I,
Series 2003-1, Class A
5.8725% due 02/15/2010 (b)	91,000	91,042

The accompanying notes are an integral part of the financial statements.
364

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 05/17/2013	$220,000	$222,018
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/15/2012	330,000	328,907
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	485,000	485,666
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	45,000	44,447
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	225,000	225,958
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014	240,000	240,863
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	120,000	119,588
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028	713,619	717,440
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028	24,088	24,052
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028	269,868	271,345
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
6.0425% due 10/15/2013 (b)	425,000	409,355
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,350,000	1,326,302
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/2009	135,719	134,608
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013	350,000	350,383
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	150,000	148,691
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	527,080
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	381,000	398,293
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	79,576	80,886
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	412,000	437,299

Spectrum Income Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015		$284,000	$290,092
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033		26,475	25,579
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015		6,092	6,135
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011		450,000	450,492
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		525,000	528,267
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		1,200,000	1,199,839
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		140,000	138,394
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		235,000	236,218
Volkswagen Auto Loan Enhanced Trust,
Series 2007-1, Class A3
5.20% due 01/20/2010		240,000	240,225
Wachovia Auto Loan Owner Trust 2006-1, Series
2007-1, Class A3A
5.29% due 04/20/2012		350,000	351,172
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		1,450,000	1,451,666
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	226,193

TOTAL ASSET BACKED SECURITIES
(Cost $24,460,262)			$24,501,940

SHORT TERM INVESTMENTS - 5.65%
Egypt Treasury Bills, Series 364
zero coupon due 11/20/2007	EGP	600,000	$106,069
Egypt Treasury Bills, Series 364
zero coupon due 03/18/2008		1,000,000	172,272
John Hancock Cash Investment Trust		$3,163,725	3,163,725
Malaysia Treasury Bill, Series 364
zero coupon due 07/04/2008	MYR	97,000	27,732
Malaysia Treasury Bill, Series 182
zero coupon due 12/28/2007 to
01/11/2008		2,244,000	652,839
T. Rowe Price Reserve Investment
Fund		$54,665,517	54,665,517

TOTAL SHORT TERM INVESTMENTS
(Cost $58,774,291)			$58,788,154

The accompanying notes are an integral part of the financial statements.
365

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued (showing percentage of total net assets)

Spectrum Income Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.27%

Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$2,854,975 on 10/01/2007,
collateralized by $2,905,000
Federal National Mortgage
Association, 6.25% due
02/14/2022 (valued at $2,912,263,
including interest)	$2,854,000	$2,854,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,854,000)		$2,854,000

Total Investments (Spectrum Income Trust)
(Cost $1,010,423,923) - 99.96%		$1,039,452,986
Other Assets in Excess of Liabilities - 0.04%		393,066

TOTAL NET ASSETS - 100.00%		$1,039,846,052

Strategic Bond Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.31%

Treasury Inflation Protected
Securities (d) - 4.13%
1.875% due 07/15/2015	$1,488,579	$1,449,156
2.00% due 01/15/2016 to 01/15/2026	8,102,217	7,755,328
2.375% due 01/15/2017	2,200,120	2,215,934
2.375% due 01/15/2027 ***	13,304,010	13,466,159
2.50% due 07/15/2016	1,248,067	1,271,273
3.375% due 04/15/2032	551,569	673,689
3.875% due 01/15/2009 to 04/15/2029	2,002,703	2,473,436

		29,304,975
U.S. Treasury Notes - 0.13%
4.625% due 12/31/2011	920,000	936,100
U.S. Treasury Strips - 0.05%
zero coupon due 05/15/2030	960,000	318,997

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,574,602)		$30,560,072

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.10%
Federal Home Loan Bank - 0.18%
5.40% due 01/02/2009	1,250,000	1,250,009
Federal Home Loan Mortgage Corp. - 0.08%
5.125% due 04/18/2011	520,000	531,015
8.00% due 05/01/2010	3,753	3,849
8.50% due 05/01/2008	666	673

		535,537
Federal National Mortgage
Association - 26.59%
5.00% TBA **	73,090,000	69,717,174
5.50% due 04/01/2036 ***	4,940,436	4,789,742
5.50% TBA **	73,670,000	72,601,744

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
6.00% due 04/18/2036		$970,000	$992,977
6.00% TBA **		29,750,000	29,773,286
6.50% due 10/01/2032		1,000,027	1,024,193
6.50% TBA **		9,100,000	9,264,937
6.81% due 11/01/2035		265,506	273,005
7.50% due 07/01/2030 to 02/01/2031		83,182	86,994
8.00% due 07/01/2027 to 08/01/2027		66,127	69,972
8.80% due 01/25/2019		55,911	60,420
10.40% due 04/25/2019		18,030	19,471

			188,673,915
Government National Mortgage
Association - 5.25%
5.00% due 04/15/2034 to 04/15/2035		4,993,166	4,836,395
6.00% TBA **		32,200,000	32,401,250
7.50% due 04/15/2022 to 10/15/2027		24,494	25,729

			37,263,374

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $227,911,917)			$227,722,835

FOREIGN GOVERNMENT OBLIGATIONS - 6.61%

Brazil - 2.75%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	1,231,000	1,090,024
8.00% due 01/15/2018		$2,390,000	2,667,240
10.00% due 07/01/2010	BRL	18,700,000	10,103,209
10.00% due 01/01/2010		1,000	543
11.00% due 08/17/2040		$3,469,000	4,639,788
Federative Republic of Brazil, Series NTNB
6.00% due 05/15/2015	BRL	1,130,000	1,002,131

			19,502,935
Colombia - 0.10%
Republic of Colombia
7.375% due 09/18/2037		$620,000	682,000

Indonesia - 0.38%
Republic of Indonesia, Series FR40
11.00% due 09/15/2025	IDR	22,533,000,000	2,707,604

Italy - 0.28%
Republic of Italy
5.804% due 10/25/2032		$1,948,000	1,991,033

Mexico - 0.36%
Government of Mexico
5.625% due 01/15/2017		1,192,000	1,188,424
6.75% due 09/27/2034		1,286,000	1,398,525

			2,586,949
Panama - 0.29%
Republic of Panama
6.70% due 01/26/2036		249,000	255,847
9.375% due 04/01/2029		1,333,000	1,786,220

			2,042,067

The accompanying notes are an integral part of the financial statements.
366

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Russia - 0.97%
Russian Federation, Series REGS
7.50% due 03/31/2030		$6,091,390	$6,870,479

Turkey - 1.48%
Republic of Turkey
11.875% due 01/15/2030		4,300,000	6,675,750
16.00% due 03/07/2012	TRY	2,227,000	1,866,032
Republic of Turkey, Series CPI
10.00% due 02/15/2012		2,227,000	1,954,364

			10,496,146

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $43,807,220)			$46,879,213

CORPORATE BONDS - 48.94%

Advertising - 0.14%
Lamar Media Corp.
6.625% due 08/15/2015		$170,000	164,050
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		625,000	636,719
R.H. Donnelley Finance Corp., Series I
10.875% due 12/15/2012		200,000	213,000

			1,013,769
Aerospace - 0.22%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		210,000	207,900
DRS Technologies, Inc.
6.875% due 11/01/2013		550,000	550,000
7.625% due 02/01/2018		50,000	51,000
Hawker Beechcraft Acquisition Company LLC
9.75% due 04/01/2017		435,000	444,787
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		50,000	50,375
Sequa Corp.
9.00% due 08/01/2009		275,000	286,000

			1,590,062
Air Travel - 0.11%
Continental Airlines, Inc.
6.541% due 09/15/2008		16,847	16,679
8.75% due 12/01/2011 (a)		180,000	172,800
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015		550,000	574,750

			764,229
Aluminum - 0.05%
Novelis, Inc.
7.25% due 02/15/2015		355,000	342,575

Apparel & Textiles - 0.06%
Levi Strauss & Company
9.75% due 01/15/2015		395,000	414,750

Auto Parts - 0.13%
Keystone Automotive Operations
9.75% due 11/01/2013		300,000	244,500

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Auto Parts (continued)
Visteon Corp.
8.25% due 08/01/2010		$770,000	$677,600

			922,100
Auto Services - 0.31%
Hertz Corp.
8.875% due 01/01/2014		355,000	365,650
10.50% due 01/01/2016		1,070,000	1,155,600
Penhall International Corp.
12.00% due 08/01/2014		655,000	661,550

			2,182,800
Automobiles - 3.42%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		1,760,000	1,740,719
Ford Motor Company
4.25% due 12/15/2036		150,000	176,190
6.625% due 10/01/2028		225,000	167,625
7.45% due 07/16/2031		8,155,000	6,401,675
8.875% due 01/15/2022		145,000	124,700
8.90% due 01/15/2032		150,000	123,750
General Motors Corp.
8.25% due 07/15/2023		150,000	131,250
8.375% due 07/15/2033		17,560,000	15,386,950

			24,252,859
Banking - 2.79%
Bank of America Corp.
5.42% due 03/15/2017		2,300,000	2,236,255
Glitnir Banki HF
6.33% due 07/28/2011		720,000	732,414
6.375% due 09/25/2012		870,000	872,041
6.693% due 06/15/2016 (b)		1,220,000	1,246,851
7.451% due 09/14/2049 (b)		100,000	98,535
HSBC Bank PLC
zero coupon due 11/01/2011 (b)	RUB	21,807,000	867,164
HSBC Bank PLC, Series EMTN
7.00% due 11/01/2011		$151,880	151,926
HSBC Bank USA, Series BKNT
6.9704% due 11/01/2011 (b)		7,510	7,512
6.9809% due 11/01/2011 (b)		7,803	7,805
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)		746,000	697,585
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)		830,000	774,772
Kaupthing Bank
5.758% due 04/12/2011		2,030,000	2,013,640
7.125% due 05/19/2016		440,000	444,061
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017 ***		1,590,000	1,496,826
TuranAlem Finance BV
8.25% due 01/22/2037		2,590,000	2,188,550
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037		430,000	375,175
Wachovia Corp.
5.25% due 08/01/2014 ***		3,280,000	3,214,567

The accompanying notes are an integral part of the financial statements.
367

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Wells Fargo Company
5.30% due 08/26/2011	$2,360,000	$2,373,044

		19,798,723
Broadcasting - 0.36%
CMP Susquehanna Corp.
9.875% due 05/15/2014	295,000	274,350
News America, Inc.
5.30% due 12/15/2014	2,040,000	1,984,643
XM Satellite Radio, Inc.
9.75% due 05/01/2014	100,000	100,250
9.8563% due 05/01/2013 (b)	190,000	187,625

		2,546,868
Building Materials & Construction - 0.12%
Ainsworth Lumber Company, Ltd.
7.25% due 10/01/2012	85,000	58,225
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	850,000	535,500
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	455,000	279,825

		873,550
Business Services - 0.42%
Affinion Group, Inc.
10.125% due 10/15/2013	370,000	390,350
11.50% due 10/15/2015	170,000	178,500
Allied Security Escrow Corp.
11.375% due 07/15/2011	345,000	345,000
Electronic Data Systems Corp.
7.125% due 10/15/2009	1,370,000	1,394,786
Sungard Data Systems, Inc.
9.125% due 08/15/2013	438,000	455,520
10.25% due 08/15/2015	235,000	245,575

		3,009,731
Cable & Television - 1.37%
Charter Communications Holdings I LLC
11.75% due 05/15/2014	530,000	490,250
12.125% due 01/15/2015	160,000	149,600
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	474,000	479,925
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	400,000	409,000
10.25% due 10/01/2013	290,000	302,325
Charter Communications Holdings LLC
11.75% due 05/15/2011	180,000	172,575
12.125% due 01/15/2012	90,000	86,288
Comcast Corp.
6.50% due 01/15/2015	860,000	888,605
6.50% due 01/15/2017	450,000	464,202
CSC Holdings, Inc.
6.75% due 04/15/2012	400,000	385,000

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	$550,000	$559,625
8.125% due 07/15/2009	75,000	76,313
EchoStar DBS Corp.
6.625% due 10/01/2014	1,200,000	1,206,000
ION Media Networks, Inc.
11.61% due 01/15/2013 (b)	80,000	81,600
Rogers Cable, Inc.
8.75% due 05/01/2032	525,000	618,921
Time Warner Entertainment Company LP
8.375% due 07/15/2033	820,000	961,541
Time Warner, Inc.
7.625% due 04/15/2031	1,775,000	1,930,641
Univision Communications, Inc., PIK
9.75% due 03/15/2015	170,000	165,750
Videotron Ltee.
6.375% due 12/15/2015	300,000	282,000

		9,710,161
Cellular Communications - 0.52%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,580,000	1,770,924
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	120,000	122,400
Nextel Communications, Inc.
6.875% due 10/31/2013	250,000	251,000
Rogers Wireless, Inc.
7.25% due 12/15/2012	40,000	42,352
8.00% due 12/15/2012	140,000	146,506
Rural Cellular Corp.
8.25% due 03/15/2012	370,000	383,875
8.621% due 06/01/2013 (b)	190,000	194,750
9.875% due 02/01/2010	105,000	109,725
True Move Company, Ltd.
10.75% due 12/16/2013	680,000	686,528

		3,708,060
Chemicals - 0.24%
Arco Chemical Company
9.80% due 02/01/2020	100,000	99,000
Equistar Chemicals LP
10.625% due 05/01/2011	186,000	194,370
Georgia Gulf Corp.
9.50% due 10/15/2014	460,000	420,900
Huntsman International LLC
7.875% due 11/15/2014	140,000	149,100
Lyondell Chemical Company
8.00% due 09/15/2014	120,000	132,000
8.25% due 09/15/2016	100,000	112,750
10.50% due 06/01/2013	30,000	32,250
Methanex Corp.
8.75% due 08/15/2012	205,000	217,300
Montell Finance Company BV
8.10% due 03/15/2027	270,000	234,900
Westlake Chemical Corp.
6.625% due 01/15/2016	115,000	109,250

		1,701,820

The accompanying notes are an integral part of the financial statements.
368

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Coal - 0.04%
International Coal Group, Inc.
10.25% due 07/15/2014	$325,000	$312,000

Commercial Services - 0.17%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	475,000	491,625
PGS Solutions, Inc.
9.625% due 02/15/2015	70,000	65,275
Rental Service Corp.
9.50% due 12/01/2014	675,000	644,625

		1,201,525
Computers & Business Equipment - 0.03%
Activant Solutions, Inc.
9.50% due 05/01/2016	225,000	198,000

Construction Materials - 0.03%
Nortek, Inc.
8.50% due 09/01/2014	270,000	234,225

Containers & Glass - 0.27%
Graham Packaging Company
9.875% due 10/15/2014	410,000	405,900
Graphic Packaging International Corp.
9.50% due 08/15/2013	320,000	328,800
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	75,000	77,625
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	501,875
Plastipak Holdings, Inc.
8.50% due 12/15/2015	150,000	155,250
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	175,000	219
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	425,000	417,562

		1,887,231
Correctional Facilities - 0.05%
Corrections Corp. of America
6.75% due 01/31/2014	350,000	349,563

Crude Petroleum & Natural Gas - 1.30%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,370,000	1,492,003
Anadarko Petroleum Corp.
5.95% due 09/15/2016	100,000	99,041
6.0944% due 09/15/2009 (b)	1,340,000	1,332,259
Chesapeake Energy Corp.
6.25% due 01/15/2018	245,000	236,425
6.625% due 01/15/2016	105,000	104,475
7.00% due 08/15/2014	300,000	301,875
Conoco, Inc.
6.95% due 04/15/2029	2,200,000	2,419,624
Hess Corp.
7.30% due 08/15/2031 (a)	1,220,000	1,337,391
7.875% due 10/01/2029	150,000	172,412
Mariner Energy, Inc.
7.50% due 04/15/2013	140,000	135,800
OPTI Canada, Inc.
7.875% due 12/15/2014	310,000	310,000

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Crude Petroleum & Natural Gas
(continued)
OPTI Canada, Inc. (continued)
8.25% due 12/15/2014	$200,000	$201,500
PetroHawk Energy Corp.
9.125% due 07/15/2013	205,000	216,275
Pogo Producing Company
6.875% due 10/01/2017	300,000	301,500
7.875% due 05/01/2013	70,000	72,450
Quicksilver Resources, Inc.
7.125% due 04/01/2016	375,000	369,375
W&T Offshore, Inc.
8.25% due 06/15/2014	160,000	154,000

		9,256,405
Diversified Financial Services - 0.07%
Emeralds 2006-1-O
5.71% due 08/04/2020 (b)	500,000	500,190

Domestic Oil - 0.31%
Exco Resources, Inc.
7.25% due 01/15/2011	515,000	512,425
Stone Energy Corp.
8.25% due 12/15/2011	575,000	573,562
Swift Energy Company
7.625% due 07/15/2011	575,000	576,438
Whiting Petroleum Corp.
7.00% due 02/01/2014	575,000	552,000

		2,214,425
Drugs & Health Care - 0.28%
Humana, Inc.
6.30% due 08/01/2018	1,980,000	1,979,780

Educational Services - 0.07%
Education Management Corp.
8.75% due 06/01/2014	200,000	205,000
10.25% due 06/01/2016	280,000	289,800

		494,800
Electrical Utilities - 3.91%
AES Corp.
7.75% due 03/01/2014 ***	5,066,000	5,141,990
8.75% due 06/15/2008 ***	2,140,000	2,169,425
8.875% due 02/15/2011	1,305,000	1,362,094
9.375% due 09/15/2010	1,730,000	1,825,150
9.50% due 06/01/2009	1,630,000	1,695,200
Dominion Resources, Inc.
5.70% due 09/17/2012	1,370,000	1,374,815
Edison Mission Energy
7.00% due 05/15/2017	460,000	453,100
7.20% due 05/15/2019	610,000	600,850
7.625% due 05/15/2027	230,000	221,950
7.75% due 06/15/2016	260,000	269,100
Exelon Corp.
5.625% due 06/15/2035	635,000	568,606
FirstEnergy Corp.
6.45% due 11/15/2011	820,000	847,769
7.375% due 11/15/2031 ***	1,215,000	1,329,611

The accompanying notes are an integral part of the financial statements.
369

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Electrical Utilities (continued)
Midwest Generation LLC, Series B
8.56% due 01/02/2016	$233,744	$250,106
Mirant Americas Generation LLC
8.30% due 05/01/2011	605,000	611,050
Orion Power Holdings, Inc.
12.00% due 05/01/2010	220,000	240,900
Pacific Gas & Electric Company
6.05% due 03/01/2034	930,000	913,345
TXU Corp., Series P
5.55% due 11/15/2014	1,580,000	1,274,286
TXU Corp., Series Q
6.50% due 11/15/2024	1,830,000	1,466,745
TXU Corp., Series R
6.55% due 11/15/2034	6,520,000	5,113,395

		27,729,487
Electronics - 0.12%
L-3 Communications Corp.
7.625% due 06/15/2012	850,000	869,125

Energy - 0.53%
Duke Energy Company
4.20% due 10/01/2008	2,120,000	2,098,495
Dynegy Holdings, Inc.
7.75% due 06/01/2019	510,000	487,688
NRG Energy, Inc.
7.25% due 02/01/2014	225,000	225,562
7.375% due 02/01/2016	975,000	977,437

		3,789,182
Financial Services - 13.46%
Aiful Corp.
5.00% due 08/10/2010	860,000	831,411
Credit Suisse USA, Inc.
5.50% due 08/16/2011	510,000	515,183
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012	25,800,000	24,929,250
E*Trade Financial Corp.
7.375% due 09/15/2013	225,000	210,375
7.875% due 12/01/2015	50,000	46,250
El Paso Performance-Linked Trust
7.75% due 07/15/2011	1,790,000	1,838,849
Ford Motor Credit Company
7.00% due 10/01/2013	100,000	90,370
7.375% due 10/28/2009	130,000	127,472
7.80% due 06/01/2012	1,050,000	998,865
7.875% due 06/15/2010	2,825,000	2,761,505
8.00% due 12/15/2016	17,950,000	16,792,315
8.11% due 01/13/2012 (b)	110,000	103,940
9.875% due 08/10/2011	450,000	455,791
10.9444% due 06/15/2011 (b)	1,179,000	1,202,953
General Motors Acceptance Corp.
4.375% due 12/10/2007	510,000	507,519
5.125% due 05/09/2008	380,000	376,992
5.85% due 01/14/2009	520,000	508,950
8.00% due 11/01/2031	21,340,000	20,936,290

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Goldman Sachs Group LP
4.50% due 06/15/2010	$1,090,000	$1,074,325
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)***	3,200,000	3,037,363
International Lease Finance Corp.
5.875% due 05/01/2013	1,545,000	1,551,103
J.P. Morgan Chase & Company
6.625% due 03/15/2012	1,925,000	2,020,624
J.P. Morgan Chase London
zero coupon due 11/08/2007	1,323,000	1,326,607
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	1,380,000	1,343,004
Lehman Brothers Holdings, Inc., Series MTN
6.20% due 09/26/2014	440,000	441,743
Leucadia National Corp.
8.125% due 09/15/2015	250,000	251,562
Morgan Stanley
4.75% due 04/01/2014 ***	2,840,000	2,667,672
5.81% due 10/18/2016 (b)	430,000	411,378
Nell AF SARL
8.375% due 08/15/2015	303,000	276,487
Residential Capital LLC
6.00% due 02/22/2011 ***	1,370,000	1,116,550
6.875% due 06/30/2015	80,000	64,600
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	860,000	863,028
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (a)(b)	1,410,000	1,307,418
Sigma Finance Inc., Series MTN
8.00% due 06/22/2017 (b)	2,000,000	1,882,975
TNK-BP Finance SA
7.50% due 07/18/2016 ***	2,560,000	2,542,336
Ucar Finance, Inc.
10.25% due 02/15/2012	64,000	66,720

		95,479,775
Food & Beverages - 0.10%
Dole Food Company, Inc.
8.875% due 03/15/2011 (a)	742,000	723,450

Forest Products - 0.14%
Weyerhaeuser Company
6.75% due 03/15/2012	990,000	1,027,800

Funeral Services - 0.03%
Service Corp. International
7.50% due 04/01/2027	45,000	42,075
7.625% due 10/01/2018	105,000	108,937
7.875% due 02/01/2013	60,000	61,880

		212,892
Furniture & Fixtures - 0.08%
Norcraft Companies LP
9.00% due 11/01/2011	330,000	331,650
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	285,000	255,075

		586,725

The accompanying notes are an integral part of the financial statements.
370

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities - 2.86%
El Paso Corp.
7.00% due 06/15/2017	$2,020,000	$2,051,078
7.375% due 12/15/2012	725,000	748,200
7.75% due 01/15/2032 (a)	10,155,000	10,311,813
7.80% due 08/01/2031 ***	3,373,000	3,424,553
7.875% due 06/15/2012	600,000	627,517
El Paso Natural Gas Company
8.375% due 06/15/2032	880,000	1,034,160
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	245,000	233,771
6.30% due 02/01/2009	190,000	192,523
6.75% due 03/15/2011	190,000	197,783
7.125% due 03/15/2012	25,000	26,362
Southern Natural Gas Company
8.00% due 03/01/2032	340,000	384,348
Williams Companies, Inc.
7.625% due 07/15/2019	75,000	80,344
7.875% due 09/01/2021	635,000	690,562
8.75% due 03/15/2032	227,000	261,334

		20,264,348
Healthcare Products - 0.13%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	145,000	133,400
Leiner Health Products, Inc.
11.00% due 06/01/2012	770,000	646,800
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)	70,000	69,650
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	60,000	59,400

		909,250
Healthcare Services - 0.25%
DaVita, Inc.
7.25% due 03/15/2015	610,000	611,525
U.S. Oncology Holdings, Inc., PIK
10.7594% due 03/15/2012 (b)	315,000	280,350
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	100,000	74,750
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	840,000	814,800

		1,781,425
Holdings Companies/Conglomerates - 0.12%
Ashtead Capital, Inc.
9.00% due 08/15/2016	831,000	819,574
Homebuilders - 0.04%
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017 (a)	310,000	255,750
Hotels & Restaurants - 0.10%
Buffets, Inc.
12.50% due 11/01/2014	310,000	217,000
CCM Merger, Inc.
8.00% due 08/01/2013	200,000	195,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	140,000	144,200

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Hotels & Restaurants (continued)
Sbarro, Inc.
10.375% due 02/01/2015	$160,000	$145,600

		701,800
Industrial Machinery - 0.06%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	420,000	409,500

International Oil - 2.44%
Corral Finans AB, PIK
10.36% due 04/15/2010 (b)	201,827	191,736
Gaz Capital for Gazprom
6.212% due 11/22/2016	1,680,000	1,665,216
6.51% due 03/07/2022	930,000	920,607
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034	1,175,000	1,516,455
Kerr-McGee Corp.
6.95% due 07/01/2024	900,000	932,437
OAO Gazprom, Series A7
6.79% due 10/29/2009	29,480,000	1,175,245
OAO Gazprom, Series A8
7.00% due 10/27/2011	9,820,000	390,496
OAO Gazprom, Series REGS
9.625% due 03/01/2013	300,000	347,430
Pemex Project Funding Master Trust
5.75% due 12/15/2015	320,000	320,196
6.625% due 06/15/2035 ***	9,195,000	9,475,227
Petroplus Finance, Ltd.
6.75% due 05/01/2014	175,000	168,000
7.00% due 05/01/2017	190,000	180,500

		17,283,545
Leisure Time - 0.67%
AMC Entertainment, Inc.
11.00% due 02/01/2016	75,000	79,875
Boyd Gaming Corp.
6.75% due 04/15/2014	575,000	563,500
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	412,000	405,305
Herbst Gaming, Inc.
8.125% due 06/01/2012	375,000	336,094
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	345,000	363,975
Las Vegas Sands Corp.
6.375% due 02/15/2015	350,000	338,625
MGM Mirage, Inc.
7.625% due 01/15/2017	450,000	445,500
8.375% due 02/01/2011	245,000	255,412
8.50% due 09/15/2010	20,000	20,900
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	250,000	245,938
7.125% due 08/15/2014	225,000	225,562
Park Place Entertainment Corp.
8.125% due 05/15/2011	25,000	25,500
8.875% due 09/15/2008	50,000	51,063
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	600,000	607,500

The accompanying notes are an integral part of the financial statements.
371

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
River Rock Entertainment Authority
9.75% due 11/01/2011	$40,000	$41,300
Snoqualmie Entertainment Authority
9.0625% due 02/01/2014 (b)	80,000	77,800
9.125% due 02/01/2015	75,000	73,875
Station Casinos, Inc.
7.75% due 08/15/2016	420,000	415,800
Warner Music Group
7.375% due 04/15/2014	195,000	169,650

		4,743,174
Manufacturing - 1.40%
Tyco International Group SA
6.00% due 11/15/2013 ***	1,970,000	1,988,558
6.125% due 11/01/2008 ***	1,780,000	1,799,498
6.125% due 01/15/2009	30,000	30,482
6.375% due 10/15/2011	280,000	286,515
6.75% due 02/15/2011	660,000	695,703
6.875% due 01/15/2029 ***	5,130,000	5,149,248

		9,950,004
Medical-Hospitals - 1.65%
Community Health Systems, Inc.
8.875% due 07/15/2015	550,000	565,125
HCA, Inc.
6.375% due 01/15/2015	630,000	537,075
6.50% due 02/15/2016	487,000	413,950
7.50% due 11/06/2033	50,000	40,250
9.125% due 11/15/2014	1,030,000	1,086,650
9.25% due 11/15/2016	620,000	658,750
9.625% due 11/15/2016	3,516,000	3,753,330
Tenet Healthcare Corp.
6.875% due 11/15/2031	6,200,000	4,634,500
7.375% due 02/01/2013	9,000	7,627

		11,697,257
Mining - 1.11%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,560,000	2,796,800
Noranda Aluminium Holding Corp., PIK
11.1459% due 11/15/2014 (b)	240,000	223,200
Vale Overseas, Ltd.
6.875% due 11/21/2036	4,625,000	4,764,985
8.25% due 01/17/2034	50,000	59,177

		7,844,162
Office Furnishings & Supplies - 0.06%
Interface, Inc.
9.50% due 02/01/2014	150,000	156,750
10.375% due 02/01/2010	225,000	237,375

		394,125
Paper - 0.28%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	230,000	161,000
7.40% due 04/01/2018	235,000	159,800
7.75% due 06/15/2011	50,000	38,500
8.375% due 04/01/2015	165,000	120,037

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Paper (continued)
Abitibi-Consolidated, Inc. (continued)
8.55% due 08/01/2010	$30,000	$24,750
Appleton Papers, Inc.
8.125% due 06/15/2011	50,000	49,375
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	430,000	428,925
NewPage Corp.
11.6063% due 05/01/2012 (b)	465,000	499,875
Smurfit Capital Funding PLC
7.50% due 11/20/2025	300,000	288,000
Verso Paper Holdings LLC and Verson Paper Inc.,
Series B
11.375% due 08/01/2016	220,000	231,550

		2,001,812

Petroleum Services - 0.24%
Belden & Blake Corp.
8.75% due 07/15/2012	450,000	457,875
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	95,000	97,850
Complete Production Services, Inc.
8.00% due 12/15/2016	350,000	346,062
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	200,000	205,550
Pride International, Inc.
7.375% due 07/15/2014	105,000	107,625
SemGroup LP
8.75% due 11/15/2015	495,000	483,863
SESI LLC
6.875% due 06/01/2014	15,000	14,550

		1,713,375

Photography - 2.38%
Eastman Kodak Company
3.375% due 10/15/2033 ***	7,830,000	8,309,587
7.25% due 11/15/2013 (a)	8,650,000	8,585,125

		16,894,712

Plastics - 0.01%
Milacron Escrow Corp.
11.50% due 05/15/2011	75,000	70,500
Publishing - 0.17%
Dex Media East LLC
12.125% due 11/15/2012	200,000	213,500
Dex Media West LLC
8.50% due 08/15/2010	225,000	231,187
9.875% due 08/15/2013	145,000	154,244
Idearc, Inc.
8.00% due 11/15/2016	300,000	299,250
TL Acquisitions, Inc.
10.50% due 01/15/2015	310,000	306,125

		1,204,306

Railroads & Equipment - 0.08%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	285,000	298,538

The accompanying notes are an integral part of the financial statements.
372

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Railroads & Equipment (continued)
Kansas City Southern de Mexico SA de CV
7.625% due 12/01/2013	$80,000	$78,400
Kansas City Southern Railway Company
7.50% due 06/15/2009	180,000	182,025

		558,963
Real Estate - 0.33%
Ashton Woods USA
9.50% due 10/01/2015	130,000	102,700
Forest City Enterprises
7.625% due 06/01/2015	10,000	9,425
Host Marriott LP, REIT
7.125% due 11/01/2013	775,000	780,812
Kimball Hill, Inc.
10.50% due 12/15/2012	70,000	48,300
Realogy Corp.
12.375% due 04/15/2015	1,370,000	1,034,350
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	65,000	64,025
6.75% due 04/01/2017	275,000	274,313

		2,313,925
Retail - 0.09%
Eye Care Centers of America
10.75% due 02/15/2015	60,000	63,900
Suburban Propane Partners LP
6.875% due 12/15/2013	560,000	546,000

		609,900
Retail Trade - 0.81%
American Greetings Corp.
7.375% due 06/01/2016	30,000	29,100
Blockbuster, Inc.
9.00% due 09/01/2012	270,000	243,000
CVS Corp.
9.35% due 01/10/2023	3,000,000	3,494,075
CVS Lease Pass Through
6.036% due 12/10/2028	836,092	812,121
Dollar General Corp.
10.625% due 07/15/2015 (a)	260,000	244,400
Dollar General Corp., PIK
11.875% due 07/15/2017	310,000	285,200
FTD, Inc.
7.75% due 02/15/2014	78,000	74,100
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	455,000	495,950
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015	60,000	63,900

		5,741,846
Sanitary Services - 0.26%
Allied Waste North America, Inc.
6.375% due 04/15/2011	100,000	100,250
7.25% due 03/15/2015	350,000	357,000
Waste Management, Inc.
6.375% due 11/15/2012	1,370,000	1,421,700

		1,878,950

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Semiconductors - 0.07%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	$240,000	$231,600
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	205,000	197,312
9.50% due 10/15/2015	70,000	65,275

		494,187
Steel - 0.11%
Metals USA, Inc.
11.125% due 12/01/2015	485,000	516,525
Tube City IMS Corp.
9.75% due 02/01/2015	235,000	229,712

		746,237
Telecommunications Equipment &
Services - 0.63%
Citizens Communications Company
7.875% due 01/15/2027	300,000	292,500
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	820,000	810,316
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	260,000	280,800
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	240,000	249,000
11.25% due 06/15/2016	710,000	760,587
Level 3 Financing, Inc.
9.15% due 02/15/2015 (b)	10,000	9,525
9.25% due 11/01/2014	670,000	659,950
PAETEC Holding Corp.
9.50% due 07/15/2015	160,000	160,000
PanAmSat Corp.
9.00% due 08/15/2014	95,000	97,850
Royal KPN NV
8.00% due 10/01/2010	1,090,000	1,172,437

		4,492,965
Telephone - 0.98%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	70,000	61,250
Cincinnati Bell, Inc.
7.00% due 02/15/2015	170,000	164,050
Nordic Telephone Company Holdings
8.875% due 05/01/2016	590,000	622,450
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	555,000	561,937
Qwest Corp.
8.875% due 03/15/2012	175,000	190,969
8.944% due 06/15/2013 (b)	30,000	32,025
Sprint Capital Corp.
8.375% due 03/15/2012	1,730,000	1,904,791
Telecom Italia Capital SA
5.25% due 10/01/2015	880,000	835,409
Verizon Florida, Inc., Series F
6.125% due 01/15/2013	520,000	537,874
Virgin Media, Inc.
9.125% due 08/15/2016	465,000	482,437
Virgin Media, Inc., Series S
8.75% due 04/15/2014	70,000	71,750

The accompanying notes are an integral part of the financial statements.
373

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telephone (continued)
Windstream Corp.
8.125% due 08/01/2013	$960,000	$1,010,400
8.625% due 08/01/2016	470,000	501,137

		6,976,479

Tobacco - 0.28%
Alliance One International, Inc.
8.50% due 05/15/2012	60,000	58,800
11.00% due 05/15/2012	150,000	159,375
Altria Group, Inc.
7.00% due 11/04/2013	1,640,000	1,782,231

		2,000,406

Transportation - 0.01%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	70,000	70,350
Trucking & Freight - 0.07%
Saint Acquisition Corp.
12.50% due 05/15/2017 (a)	475,000	318,250
13.3075% due 05/15/2015 (b)	220,000	149,600

		467,850

TOTAL CORPORATE BONDS (Cost $354,031,507)		$347,169,314

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.67%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	1,640,000	1,626,840
Banc of America Mortgage Securities,
Series 2005-C, Class 2A1
4.7070% due 04/25/2035 (b)	266,189	263,901
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-12, Class 24A1
5.7823% due 02/25/2036 (b)***	2,070,888	2,025,263
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
7.0723% due 11/25/2034 (b)	1,563,288	1,609,205
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.4788% due 09/26/2037 (b)	7,000,000	6,965,000
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.1025% due 09/27/2037 (b)	7,100,000	6,989,062
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	580,000	638,437
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	566,666	572,569
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.6963% due 07/20/2046 (b)***	3,931,243	3,842,510
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.6963% due 07/20/2046 (b)***	4,072,182	3,994,011
Countrywide Home Loans, Series 2005-9, Class 2A1
5.3513% due 05/25/2035 (b)	158,879	158,387

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7249% due 05/20/2036 (b)	$281,365	$284,839
Countrywide Home Loans,
Series 2004-25, Class 2A1
5.4713% due 02/25/2035 (b)	286,425	281,322
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.5546% due 02/15/2039 (b)	2,580,000	2,587,946
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017	22,878	5,944
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5295% IO due 05/17/2032 (b)	26,064,731	503,271
GMAC Mortgage Corp. Loan Trust, Series
2005-AR5, Class 3A1
5.0494% due 09/19/2035 (b)	98,052	97,636
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	944,494	973,658
Greenpoint Mortgage Funding Trust, Series
2005-AR4, Class 1A1
5.3913% due 10/25/2045 (b)	444,943	439,725
Greenpoint Mortgage Funding Trust, Series
2006-AR5, Class A1A
5.2113% due 10/25/2046 (b)	1,318,641	1,311,762
Impac Secured Assets Corp., Series 2005-2,
Class A1
5.4513% due 03/25/2036 (b)	1,900,647	1,864,978
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
5.3313% due 06/25/2047 (b)***	5,547,528	5,414,571
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)***	3,960,000	4,036,405
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9687% due 08/25/2035 (b)	550,868	547,480
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.3213% due 05/25/2046 (b)***	3,470,862	3,376,711
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8459% due 01/25/2036 (b)	1,214,692	1,195,543
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
5.3413% due 04/25/2046 (b)***	4,045,773	3,964,788
Master Seasoned Securities Trust, Series 2005-2,
Class 4A1
6.7549% due 10/25/2032 (b)	1,159,763	1,168,330
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	1,221,482	1,181,235
Merit Securities Corp., Series 11PA, Class B2
6.6288% due 09/28/2032 (b)	973,131	896,522
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6589% due 05/12/2039 (b)	1,810,000	1,837,461

The accompanying notes are an integral part of the financial statements.
374

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3506% due 10/25/2034 (b)	$787,281	$794,286
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 4A1
5.4672% due 06/25/2036 (b)***	3,797,315	3,780,473
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.3213% due 09/25/2046 (b)***	3,258,214	3,165,222
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035 ***	4,048,193	4,001,391
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
7.4836% due 08/25/2035 (b)	383,358	387,241
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR4, Class A1
5.4413% due 12/25/2035 (b)	908,824	890,524
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
5.3213% due 07/25/2036 (b)***	4,045,064	3,930,776
Thornburg Mortgage Securities Trust, Series
2005-2, Class A3
5.3713% due 07/25/2045 (b)	471,320	470,552
Thornburg Mortgage Securities Trust, Series
2005-4, Class A3
5.3613% due 12/25/2045 (b)	1,937,024	1,930,510
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.2363% due 05/25/2046 (b)***	4,578,828	4,550,810
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.2413% due 06/25/2046 (b)***	4,669,334	4,639,841
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2308% due 09/25/2037	2,860,000	2,852,496
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2197% due 09/25/2037 (b)	2,610,000	2,598,989
WaMu Mortgage Pass-Through Certificates, Series
2005-AR11, Class A1B3
5.5313% due 08/25/2045 (b)	453,366	444,843
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
5.4213% due 10/25/2045 (b)	1,203,380	1,176,610
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
5.4013% due 12/25/2045 (b)***	2,763,329	2,702,490
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
5.4213% due 12/25/2045 (b)	460,555	450,671
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
5.3613% due 04/25/2045 (b)	791,823	776,341
WaMu Mortgage Pass-Through Certificates, Series
2005-AR8, Class 1A1A
5.4013% due 07/25/2045 (b)	1,161,868	1,129,192

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.2613% due 08/25/2036 (b)***	$2,773,326	$2,752,091

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $105,036,767)		$104,080,661

ASSET BACKED SECURITIES - 6.65%
ACE Securities Corp., Series 2006-GP1, Class A
5.2613% due 02/25/2031 (b)***	3,276,352	3,228,243
Amortizing Residential Corp. Trust,
Series 2002-BC6, Class M2
6.3313% due 08/25/2032 (b)	144,953	66,811
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
8.6025% due 04/15/2033 (b)	119,827	114,290
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036 ***	3,332,355	3,244,881
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036 ***	3,276,336	3,297,838
Bear Stearns Asset Backed Securities Trust,
Series 2005-AQ2, Class A1
5.2913% due 09/25/2035 (b)	258,856	258,779
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
6.3813% due 06/25/2034 (b)	1,000,000	891,935
GSAA Home Equity Trust, Series 2005-7, Class AV1
5.2413% due 05/25/2035 (b)	92,271	92,225
GSAMP Trust, Series 2006-S4, Class A1
5.2213% due 05/25/2036 (b)***	1,647,855	1,573,001
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.2613% due 06/25/2036 (b)***	3,228,807	2,651,491
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.1913% due 08/25/2036 (b)***	1,959,851	1,955,694
Lehman XS Trust, Series 2007-9, Class 1A1
5.2513% due 06/25/2037 (b)	1,977,659	1,967,462
Long Beach Mortgage Loan Trust, Series 2006-4,
Class 2A1
5.1813% due 05/25/2036 (b)***	2,120,837	2,117,122
Merrill Lynch Mortgage Investors, Inc., Series
2005-WM1N, Class N1
5.00% due 09/25/2035	8,540	8,095
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	1,216,911	1,302,662
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.2813% due 03/25/2036 (b)***	2,527,849	2,376,501
MSDWCC Heloc Trust, Series 2005-1, Class A
5.3213% due 07/25/2017 (b)	46,773	45,903
RAAC Series, Series 2006-RP2, Class A
5.3813% due 02/25/2037 (b)***	3,359,908	3,246,036
Residential Asset Securities Corp., Series
2006-KS3, Class AI1
5.2013% due 04/25/2036 (b)	832,829	831,474

The accompanying notes are an integral part of the financial statements.
375

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
SACO I Trust, Inc., Series 2005-7, Class A
5.4113% due 09/25/2035 (b)	$524,156	$517,733
SACO I Trust, Inc., Series 2006-5, Class 1A
5.2813% due 04/25/2036 (b)	2,212,811	1,871,236
SACO I Trust, Inc., Series 2006-6, Class A
5.2613% due 06/25/2036 (b)	3,077,073	2,736,260
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034	46,524	3,096
SLM Student Loan Trust, Series 2006-5, Class A2
5.35% due 07/25/2017 (b)***	4,114,428	4,111,001
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.2413% due 02/25/2036 (b)***	3,309,991	2,253,601
Structured Asset Securities Corp., Series
2007-TC1, Class A
5.4313% due 04/25/2031 (b)	6,577,298	6,409,781

TOTAL ASSET BACKED SECURITIES
(Cost $50,336,222)		$47,173,151

SUPRANATIONAL OBLIGATIONS - 0.43%

Venezuela - 0.43%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	2,857,000	3,026,594

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,105,270)		$3,026,594

COMMON STOCKS - 0.00%
Food & Beverages - 0.00%
Imperial Sugar Company (a)	688	17,978

Household Products - 0.00%
Home Interiors *	1,103,919	11,039

TOTAL COMMON STOCKS (Cost $441,132)		$29,017

PREFERRED STOCKS - 0.49%

Automobiles - 0.47%
General Motors Corp., Series C	135,250	3,312,273

Crude Petroleum & Natural Gas - 0.02%
Chesapeake Energy Corp. *	491	139,753

TOTAL PREFERRED STOCKS (Cost $3,371,055)		$3,452,026

TERM LOANS - 0.25%

Business Services - 0.25%
First Data Corp.
7.661% due 09/24/2014	1,860,000	1,785,600

TOTAL TERM LOANS (Cost $1,785,600)		$1,785,600

OPTIONS - 0.10%

Call Options - 0.10%
Eurodollar Futures
Expiration 12/17/2007 at $94.00	610,000	704,550
U.S. Treasury Bonds Futures
Expiration 11/20/2007 at $113.00	36,000	25,875

Strategic Bond Trust (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)

Call Options (continued)
U.S. Treasury Notes 10 Year Futures
Expiration 11/20/2007 at $132.00		889,000	$13,891

			744,316

Put Options - 0.00%
Eurodollar Futures
Expiration 12/17/2007 at $93.625		465,000	1,163
Expiration 12/17/2007 at $93.75		400,000	1,000
Expiration 12/17/2007 at $94.125		292,500	731
U.S. Treasury Notes 10 Year Futures
Expiration 11/20/2007 at $108.00		3,000	1,312

			4,206

TOTAL OPTIONS (Cost $702,516)			$748,522

SHORT TERM INVESTMENTS - 4.78%
Bank Negara Malaysia Monetary Notes, Series 1807
zero coupon due 11/01/2007 to
12/06/2007	MYR	9,161,000	$2,678,655
Federal National Mortgage Association Discount
Notes
zero coupon due 03/17/2008 ****		$5,050,000	4,937,552
J.P. Morgan Chase London, Series EMTN
zero coupon due 10/30/2007		5,410,000	5,369,727
John Hancock Cash Investment Trust (c)		20,911,113	20,911,113

TOTAL SHORT TERM INVESTMENTS
(Cost $33,850,990)			$33,897,047

REPURCHASE AGREEMENTS - 12.84%
Merrill Lynch Tri-Party Repurchase
Agreement dated 09/28/2007 at
4.75% to be repurchased at
$91,136,061 on 10/01/2007,
collateralized by $95,550,000
Federal National Mortgage
Association, zero coupon due
05/16/2008 (valued at
$92,922,000, including interest)		$91,100,000	$91,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $91,100,000)			$91,100,000

Total Investments (Strategic Bond Trust)
(Cost $945,054,798) - 132.17%			$937,624,052
Liabilities in Excess of Other Assets - (32.17)%			(228,191,514)

TOTAL NET ASSETS - 100.00%			$709,432,538

Strategic Income Trust
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 5.22%
U.S. Treasury Bonds - 0.81%
9.25% due 02/15/2016 ***		$1,860,000	$2,468,715

The accompanying notes are an integral part of the financial statements.
376

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)

U.S. Treasury Bonds (continued)
8.125% due 08/15/2019		$1,065,000	$1,387,246

			3,855,961
U.S. Treasury Notes - 4.41%
4.625% due 07/31/2009		6,455,000	6,529,129
4.75% due 05/15/2014		3,890,000	3,977,525
4.25% due 11/15/2013 ***		5,745,000	5,728,391
4.875% due 08/15/2016 ***		4,680,000	4,789,690

			21,024,735

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,295,113)			$24,880,696

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.36%

Federal National Mortgage
Association - 10.36%
5.375% due 06/12/2017		8,000,000	8,226,912
5.493% due 03/01/2037		1,969,126	1,962,245
5.50% due 02/01/2037 to 09/01/2037		10,962,059	10,737,312
5.50% TBA **		2,280,000	2,232,975
6.00% due 08/01/2022 to 09/01/2037		15,266,544	15,318,722
6.50% due 08/01/2036 to 11/01/2036		10,693,504	10,890,651

			49,368,817

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $49,098,463)			$49,368,817

FOREIGN GOVERNMENT OBLIGATIONS - 25.33%

Austria - 0.20%
Republic of Austria, Series EMTN
6.00% due 09/26/2008	NZD	1,315,000	972,108

Canada - 13.26%
Government of Canada
4.00% due 06/01/2016	CAD	9,420,000	9,228,508
4.25% due 12/01/2008		11,060,000	6,121,554
4.25% due 09/01/2009		2,175,000	2,188,624
6.00% due 06/01/2011		17,030,000	18,129,432
Province of Ontario
4.40% due 03/08/2016		4,775,000	4,708,994
4.50% due 03/08/2015		3,410,000	3,399,765
5.70% due 12/01/2008		6,705,000	6,831,205
6.25% due 06/16/2015		2,600,000	1,815,809
6.375% due 10/12/2010	NZD	5,760,000	4,177,038
Province of Quebec
5.25% due 10/01/2013	CAD	6,320,000	6,566,290

			63,167,219
Colombia - 0.97%
Republic of Colombia
10.00% due 01/23/2012		$110,000	127,875
10.75% due 01/15/2013		3,700,000	4,514,000

			4,641,875
France - 2.30%
Government of France
4.75% due 10/25/2012	EUR	7,540,000	10,964,686

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

Germany - 2.72%
Bundesrepublik Deutschland, Series 05
3.50% due 01/04/2016	EUR	6,035,000	$8,112,405
Federal Republic of Germany
5.00% due 07/04/2012		3,290,000	4,843,593

			12,955,998
Mexico - 0.87%
Government of Mexico
5.625% due 01/15/2017		$530,000	528,410
5.875% due 01/15/2014		510,000	525,045
6.375% due 01/16/2013		410,000	431,115
8.00% due 12/17/2015	MXN	22,780,000	2,094,531
8.125% due 12/30/2019		$310,000	376,185
10.375% due 02/17/2009		160,000	172,000

			4,127,286
Spain - 3.71%
Kingdom of Spain
4.20% due 07/30/2013	EUR	5,515,000	7,811,742
5.00% due 07/30/2012		2,705,000	3,970,116
5.35% due 10/31/2011		3,965,000	5,871,501

			17,653,359
United Kingdom - 1.30%
Government of United Kingdom
4.00% due 03/07/2009	GBP	220,000	442,094
5.00% due 03/07/2008		2,830,000	5,762,741

			6,204,835

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $111,343,779)			$120,687,366

CORPORATE BONDS - 36.82%

Advertising - 0.09%
Vertis, Inc.
9.75% due 04/01/2009		$425,000	431,375

Aerospace - 0.04%
DRS Technologies, Inc.
7.625% due 02/01/2018		200,000	204,000

Agriculture - 0.06%
Saskatchewan Wheat Pool, Inc.
8.00% due 04/08/2013	CAD	300,000	301,159

Amusement & Theme Parks - 0.22%
HRP Myrtle Beach Operations LLC
10.07% due 04/01/2012 (b)		$1,070,000	1,027,200

Apparel & Textiles - 0.45%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)		2,155,000	2,144,225

Banking - 0.61%
Banco Macro SA
8.50% due 02/01/2017		1,425,000	1,282,500
BanColombia SA
6.875% due 05/25/2017		695,000	675,888

The accompanying notes are an integral part of the financial statements.
377

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Banking (continued)
Landwirtschaftliche Rentenbank, Series EMTN
6.50% due 09/17/2009	NZD	1,305,000	$956,072

			2,914,460
Broadcasting - 0.81%
Allbritton Communications Company
7.75% due 12/15/2012		$2,185,000	2,206,850
Radio One, Inc.
8.875% due 07/01/2011		325,000	321,750
XM Satellite Radio, Inc.
9.75% due 05/01/2014		815,000	817,038
9.8563% due 05/01/2013 (b)		500,000	493,750

			3,839,388
Business Services - 0.97%
Allied Security Escrow Corp.
11.375% due 07/15/2011		300,000	300,000
Minerva Overseas, Ltd.
9.50% due 02/01/2017		3,150,000	3,110,625
West Corp.
11.00% due 10/15/2016		1,130,000	1,186,500

			4,597,125
Cable & Television - 1.22%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012		100,000	97,000
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		1,960,000	2,004,100
Rogers Cable, Inc.
7.25% due 12/15/2011	CAD	250,000	265,733
Shaw Communications, Inc.
5.70% due 03/02/2017		690,000	649,070
6.10% due 11/16/2012		500,000	506,861
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$816,000	834,360
Young Broadcasting, Inc.
10.00% due 03/01/2011		1,595,000	1,471,388

			5,828,512
Cellular Communications - 1.91%
American Cellular Corp.
10.00% due 08/01/2011		3,135,000	3,276,075
Centennial Communications Corp.
10.00% due 01/01/2013		2,050,000	2,167,875
Dobson Communications Corp.
8.875% due 10/01/2013		1,500,000	1,597,500
Rural Cellular Corp.
8.621% due 06/01/2013 (b)		930,000	953,250
11.10625% due 11/01/2012 (b)		1,095,000	1,116,900

			9,111,600
Chemicals - 0.24%
American Pacific Corp.
9.00% due 02/01/2015		1,090,000	1,117,250
Commercial Services - 0.23%
Aramak Services, Inc.
8.85625% due 02/01/2015 (b)		1,070,000	1,080,700

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Containers & Glass - 2.48%
BWAY Corp.
10.00% due 10/15/2010		$2,205,000	$2,249,100
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	1,017,500
9.50% due 08/15/2013		1,500,000	1,541,250
OI European Group BV
6.875% due 03/31/2017	EUR	475,000	653,743
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,650,000	1,707,750
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		875,000	859,688
8.375% due 07/01/2012		3,050,000	3,050,000
US Corrugated, Inc.
10.00% due 06/12/2013		785,000	730,050

			11,809,081

Crude Petroleum & Natural Gas - 0.84%
Denbury Resources, Inc.
7.50% due 12/15/2015		685,000	702,125
Dune Energy, Inc.
10.50% due 06/01/2012		1,980,000	1,890,900
Energy XXI Gulf Coast, Inc.
10.00% due 06/15/2013		1,060,000	1,001,700
W&T Offshore, Inc.
8.25% due 06/15/2014		415,000	399,438

			3,994,163

Diversified Financial Services - 0.69%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	4,515,000	3,297,945

Electrical Utilities - 0.24%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016		$1,230,000	1,143,900

Electronics - 0.08%
L-3 Communications Corp., Series B
6.375% due 10/15/2015		370,000	363,525

Financial Services - 9.78%
Canada Housing Trust
4.55% due 12/15/2012	CAD	4,110,000	4,148,453
4.80% due 06/15/2012		8,035,000	8,193,337
Capital One Capital IV
6.745% due 02/17/2037 (b)		$475,000	423,584
CIT Group, Inc.
5.00% due 02/13/2014		675,000	609,489
Cosan Finance, Ltd.
7.00% due 02/01/2017		1,090,000	1,046,400
Ford Motor Credit Company
7.80% due 06/01/2012		540,000	513,702
Independencia International, Ltd.
9.875% due 01/31/2017		2,000,000	2,025,000
ISA Capital do Brasil SA
8.80% due 01/30/2017		530,000	555,175
Local TV Finance LLC
9.25% due 06/15/2015		260,000	244,400

The accompanying notes are an integral part of the financial statements.
378

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
New South Wales Treasury Corp, Series 10RG
7.00% due 12/01/2010	AUD	27,785,000	$24,789,206
Nexstar Finance, Inc.
7.00% due 01/15/2014		$1,070,000	1,027,200
Orascom Telecom Finance
7.875% due 02/08/2014		480,000	454,200
TAM Capital, Inc.
7.375% due 04/25/2017		995,000	900,475
Toyota Motor Credit Corp, Series EMTN
6.75% due 09/21/2009	NZD	1,700,000	1,247,681
Ucar Finance, Inc.
10.25% due 02/15/2012		$418,000	435,765

			46,614,067

Food & Beverages - 0.68%
Cosan SA Industria e Comercio
8.25% due 02/28/2049		2,200,000	2,178,000
Sadia Overseas, Ltd.
6.875% due 05/24/2017		1,100,000	1,080,750

			3,258,750

Gas & Pipeline Utilities - 1.27%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		1,000,000	1,005,000
KN Capital Trust I, Series B
8.56% due 04/15/2027		360,000	326,196
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		2,265,000	2,231,025
Regency Energy Partners LP/Regency Energy
Finance Corp.
8.375% due 12/15/2013		1,050,000	1,099,875
Southern Union Company
7.20% due 11/01/2066 (b)		830,000	833,784
Williams Partners Finance Corp.
7.25% due 02/01/2017		540,000	550,800

			6,046,680

Gold - 0.19%
New Gold, Inc.
10.00% due 06/28/2017	CAD	1,070,000	891,532

Healthcare Products - 0.32%
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		$1,505,000	1,542,625

Healthcare Services - 0.14%
Healthsouth Corp.
11.4091% due 06/15/2014 (b)		660,000	688,050

Hotels & Restaurants - 1.38%
CCM Merger, Inc.
8.00% due 08/01/2013		4,070,000	3,968,250
Dave & Buster's, Inc.
11.25% due 03/15/2014		2,150,000	2,171,500
Landry's Restaurants, Inc., Series B
7.50% due 12/15/2014		435,000	432,825

			6,572,575

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Industrial Machinery - 0.27%
Manitowoc, Inc.
7.125% due 11/01/2013	$1,305,000	$1,298,475

Insurance - 0.10%
Sul America Participacoes SA
8.625% due 02/15/2012	460,000	472,650

International Oil - 0.68%
Ocean Rig Norway AS
8.375% due 07/01/2013	300,000	306,000
Pemex Project Funding Master Trust
5.75% due 12/15/2015	130,000	130,080
7.375% due 12/15/2014	1,255,000	1,379,985
9.125% due 10/13/2010	1,290,000	1,426,095

		3,242,160
Leisure Time - 5.76%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,905,000	1,814,513
Chukchansi Economic Development Authority
8.00% due 11/15/2013	695,000	701,950
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	1,000,000	945,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015	665,000	623,438
Great Canadian Gaming Corp.
7.25% due 02/15/2015	1,000,000	1,000,000
Greektown Holdings LLC
10.75% due 12/01/2013	790,000	782,100
Isle of Capri Casinos
7.00% due 03/01/2014	895,000	801,025
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,755,000	2,741,225
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,000,000	1,020,000
Majestic Star Casino LLC
9.50% due 10/15/2010	1,085,000	1,041,600
Marquee Holdings, Inc.
zero coupon, step up to 12.00% on
08/15/2007 due 08/15/2014	1,010,000	853,450
MGM Mirage, Inc.
6.75% due 09/01/2012	725,000	713,219
7.625% due 01/15/2017	1,400,000	1,386,000
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	555,000	552,225
7.125% due 08/15/2014	2,975,000	2,982,437
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,485,000
9.75% due 04/01/2010	590,000	606,225
Penn National Gaming, Inc.
6.75% due 03/01/2015	100,000	102,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	625,000	591,406
Pokagon Gaming Authority
10.375% due 06/15/2014	500,000	548,750
Station Casinos, Inc.
6.50% due 02/01/2014	625,000	550,000

The accompanying notes are an integral part of the financial statements.
379

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Leisure Time (continued)
Station Casinos, Inc. (continued)
6.875% due 03/01/2016	$250,000	$217,500
Turning Stone Resort Casino
9.125% due 09/15/2014	1,895,000	1,961,325
9.125% due 12/15/2010	1,475,000	1,504,500
Waterford Gaming LLC
8.625% due 09/15/2014	1,875,000	1,931,250

		27,456,138

Liquor - 0.30%
Constellation Brands, Inc.
7.25% due 05/15/2017	1,445,000	1,445,000

Medical-Hospitals - 0.46%
Community Health Systems, Inc.
8.875% due 07/15/2015	105,000	107,887
HCA, Inc.
9.125% due 11/15/2014	540,000	569,700
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,495,000	1,524,900

		2,202,487

Metal & Metal Products - 0.34%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	525,000	525,000
PNA Group, Inc.
10.75% due 09/01/2016	1,080,000	1,101,600

		1,626,600

Mining - 0.59%
Drummond Company, Inc.
7.375% due 02/15/2016	3,000,000	2,790,000

Paper - 0.17%
Pope & Talbot, Inc.
8.375% due 06/01/2013	1,500,000	810,000

Petroleum Services - 0.18%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	895,000	865,912

Publishing - 0.41%
Idearc, Inc.
8.00% due 11/15/2016	1,935,000	1,930,163

Railroads & Equipment - 0.10%
American Railcar Industries, Inc.
7.50% due 03/01/2014	500,000	497,500

Sanitary Services - 0.02%
Waste Services, Inc.
9.50% due 04/15/2014	100,000	100,000

Steel - 0.22%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,030,000	1,024,850

Telecommunications Equipment &
Services - 0.84%
Axtel SAB de CV
7.625% due 02/01/2017	1,945,000	1,915,825
Citizens Communications Company
7.125% due 03/15/2019	795,000	783,075

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Digicel Group, Ltd.
8.875% due 01/15/2015	$1,385,000	$1,301,900

		4,000,800

Telephone - 0.46%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,200,000	2,194,500

Tobacco - 0.45%
Alliance One International, Inc.
11.00% due 05/15/2012	2,000,000	2,125,000

Transportation - 0.53%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,500,000	1,546,875
PHI, Inc.
7.125% due 04/15/2013	1,000,000	960,000

		2,506,875

TOTAL CORPORATE BONDS (Cost $172,183,923)		$175,408,997

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.07%
American Home Mortgage Assets, Series 2006-6,
Class XP
zero coupon IO due 12/25/2046	24,823,996	1,241,200
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	3,380,000	3,349,602
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	3,850,000	3,815,014
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
1.79% IO due 11/20/2035	14,482,083	502,347
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.9558% IO due 08/25/2046 (b)	9,816,347	383,451
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
5.983% IO due 07/25/2046 (b)	18,579,148	696,718
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	12,360,980	548,518
Crown Castle Towers LLC, Series 2006-1A, Class F
6.649% due 11/15/2036	950,000	954,911
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	1,120,000	1,081,416
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,435,000	4,326,373
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	5,740,000	5,568,267
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	6,300,000	6,132,663

The accompanying notes are an integral part of the financial statements.
380

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	$2,438,217	$2,393,226
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	7,172,000	7,009,736
Global Tower Partners Acquisition LLC, Series
2007-1A, Class G
7.8737% due 05/15/2037	620,000	578,249
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.2839% due 05/10/2040 (b)	6,750,000	6,811,157
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.1111% due 07/10/2038 (b)	3,755,000	3,871,382
Harborview Mortgage Loan Trust, Series 2005-8,
Class 1X
1.564% IO due 09/19/2035 (b)	14,604,443	419,878
Harborview Mortgage Loan Trust, Series 2007-3,
Class ES
zero coupon due 05/19/2047	32,812,864	251,223
Harborview Mortgage Loan Trust, Series 2007-4,
Class ES
zero coupon due 07/19/2047	32,862,144	292,678
Harborview Mortgage Loan Trust, Series 2007-6,
Class ES
zero coupon due 11/19/2015	23,357,444	178,830
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
zero coupon IO due 10/25/2036 (b)	33,908,019	911,278
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	705,000	677,956
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	425,000	401,305
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7445% due 04/25/2037 (b)	3,931,844	3,913,277
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
zero coupon IO due 07/25/2047	46,025,202	579,918
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
zero coupon IO due 06/25/2047	77,704,278	1,031,913
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
zero coupon IO due 04/25/2047	34,341,628	1,244,884
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.025% due 09/25/2036 (b)	3,061,660	3,092,691

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,358,295)		$62,260,061

Strategic Income Trust (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES - 0.34%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037		$1,670,000	$1,617,203

TOTAL ASSET BACKED SECURITIES
(Cost $1,669,989)			$1,617,203

SUPRANATIONAL OBLIGATIONS - 2.86%
Supranational - 2.86%
European Investment Bank
6.75% due 11/17/2008	NZD	2,535,000	1,884,253
European Investment Bank, Series EMTN
6.08% due 04/21/2008		2,090,000	1,558,924
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012		7,710,000	5,743,057
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	4,465,000	4,426,049

			13,612,283

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $12,741,035)			$13,612,283

COMMON STOCKS - 1.59%

Mining - 1.56%
Newmont Mining Corp.		78,270	3,501,017
Silver Standard Resources, Inc., ADR *		105,390	3,929,993

			7,431,010
Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., SADR (a)		7,451	137,702

TOTAL COMMON STOCKS (Cost $6,544,281)			$7,568,712

TERM LOANS - 0.68%

Educational Services - 0.18%
Riverdeep Interactive Learning
8.10% due 11/28/2013	EUR	875,585	866,465

Financial Services - 0.10%
Local TV Finance LLC
7.36% due 05/07/2013		$520,000	497,900

Healthcare Products - 0.08%
Inverness Medical Innovations, Inc.
9.59% due 06/26/2015		375,000	374,063

Leisure Time - 0.32%
Great Canadian Gaming Corp.
6.86% due 02/07/2014		1,517,375	1,506,943

TOTAL TERM LOANS (Cost $3,304,853)			$3,245,371

WARRANTS - 0.03%

Gold - 0.03%
New Gold, Inc.
(Expiration Date: 06/28/17, Strike
Price: CAD 15.00)		107,000	161,120

TOTAL WARRANTS (Cost $210,285)			$161,120

The accompanying notes are an integral part of the financial statements.
381

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 3.80%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007	$18,100,000	$18,100,000
John Hancock Cash Investment Trust	12,964	12,964

TOTAL SHORT TERM INVESTMENTS
(Cost $18,112,964)		$18,112,964

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$82,028 on 10/01/2007,
collateralized by $80,000 Federal
Home Loan Bank, 5.50% due
08/13/2014 (valued at $83,800,
including interest) ***	$82,000	$82,000

TOTAL REPURCHASE AGREEMENTS
(Cost $82,000)		$82,000

Total Investments (Strategic Income Trust)
(Cost $461,944,980) - 100.12%		$477,005,590
Liabilities in Excess of Other Assets - (0.12)%		(559,114)

TOTAL NET ASSETS - 100.00%		$476,446,476

Total Return Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 4.89%

Treasury Inflation Protected
Securities (d) - 4.89%
2.00% due 01/15/2016 to
01/15/2026 ***	$8,605,818	$8,313,010
2.375% due 04/15/2011 to 01/15/2027 ***	10,608,162	10,708,761
3.00% due 07/15/2012 ***	18,767,862	19,533,234
2.375% due 01/15/2025 ***	4,972,770	5,016,670
2.625% due 07/15/2017 ***	7,236,288	7,459,028
3.625% due 04/15/2028 ***	643,935	784,393
0.875% due 04/15/2010 ***	54,901,500	53,078,605
2.00% due 01/15/2014 ***	2,367,393	2,333,362

		107,227,063

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $106,749,443)		$107,227,063

U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.09%

Federal Home Loan Mortgage Corp. - 0.18%
3.914% due 06/01/2034 ***	847,183	833,166
5.00% due 05/01/2018 to 12/01/2018 ***	2,625,055	2,580,751
6.00% due 03/01/2016 to 09/01/2016 ***	135,285	137,311
7.574% due 01/01/2029 (b)***	418,319	424,002

		3,975,230
Federal National Mortgage
Association - 50.60%
5.50% due 07/01/2036 to 09/01/2037 ***	15,499,096	15,187,840

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal National Mortgage
Association (continued)
6.50% due 03/01/2036 to
05/01/2037 ***		$12,271,616	$12,488,416
4.689% due 09/01/2035 (b)***		8,161,644	8,341,943
5.00% due 11/01/2017 to 06/01/2037 ***		216,522,958	208,602,153
5.00% TBA **		12,000,000	11,471,250
5.50% due 11/01/2016 to 07/01/2037 ***		334,861,793	328,620,839
5.50% TBA **		313,000,000	306,780,000
5.557% due 05/01/2036 (b)***		4,773,794	4,825,814
6.00% due 03/01/2016 to 12/01/2036 ***		47,220,937	47,312,528
6.00% TBA **		159,000,000	159,198,750
6.205% due 06/01/2043 (b)***		2,727,880	2,735,089
6.405% due 10/01/2040 (b)***		446,393	448,025
7.173% due 07/01/2009 (b)***		191,005	190,934
6.00% due 02/01/2037 ***		4,270,777	4,277,888

			1,110,481,469
Government National Mortgage
Association - 0.43%
6.00% due 04/15/2037 to 05/15/2037 ***		4,994,947	5,027,134
5.00% due 12/20/2034 to 03/20/2035 ***		1,244,269	1,044,512
5.75% due 09/20/2021 to
02/20/2032 (b)***		1,405,568	1,413,388
6.125% due 10/20/2029 to
11/20/2029 (b)***		754,511	761,775
6.375% due 05/20/2023 to
05/20/2030 (b)***		1,179,489	1,190,358

			9,437,167
Other Collateralized Mortgage
Obligations - 3.49%
5.50% due 04/01/2037 to 09/01/2037 ***		71,999,998	70,527,273
6.00% due 05/01/2037 to 09/01/2037 ***		6,000,100	6,008,590

			76,535,863
Small Business Administration - 0.39%
4.504% due 02/01/2014 ***		872,135	832,934
4.88% due 11/01/2024 ***		164,968	162,110
5.13% due 09/01/2023 ***		285,378	285,283
5.52% due 06/01/2024 ***		5,584,244	5,654,872
6.344% due 08/01/2011 ***		1,534,459	1,564,896
7.449% due 08/01/2010 ***		67,665	68,933

			8,569,028

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,216,643,571)			$1,208,998,757

FOREIGN GOVERNMENT OBLIGATIONS - 0.09%

Brazil - 0.07%
Federative Republic of Brazil
10.25% due 01/10/2028 ***	BRL	2,600,000	1,471,164

The accompanying notes are an integral part of the financial statements.
382

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)

South Africa - 0.02%
South Africa Government International Bond
5.875% due 05/30/2022 ***	$500,000	$489,375

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,019,557)		$1,960,539

CORPORATE BONDS - 31.98%

Air Travel - 0.01%
American Airlines, Series 2001-2, Class A-1
6.978% due 04/01/2011 ***	199,800	201,048

Automobiles - 0.47%
DaimlerChrysler N.A. Holding Corp.
4.75% due 01/15/2008 ***	2,600,000	2,592,754
6.1331% due 03/13/2009 (b)***	3,000,000	2,987,892
DaimlerChrysler N.A. Holding Corp., MTN
5.8095% due 08/03/2009 (b)***	3,500,000	3,471,034
DaimlerChrysler N.A. Holding Corp., Series MTN
6.05313% due 03/13/2009 (b)***	1,300,000	1,291,465

		10,343,145
Banking - 8.97%
American Express Centurion Bank, Series BKNT
5.82525% due 06/12/2009 (b)***	8,200,000	8,163,092
ANZ National International Ltd.
5.3963% due 08/07/2009 (b)***	5,000,000	4,981,960
Bank of America Corp.
5.6075% due 06/19/2009 (b)***	16,700,000	16,636,172
Bank of America NA, Series BKNT
5.64625% due 12/18/2008 (b)***	1,900,000	1,898,315
6.00% due 10/15/2036 ***	1,400,000	1,373,554
Bank of Ireland YCD
5.40% due 01/15/2010 ***	10,500,000	10,508,431
Bank of Ireland, Series MTN
5.69625% due 12/18/2009 (b)***	9,000,000	8,970,624
China Development Bank
5.00% due 10/15/2015 ***	500,000	483,018
Credit Agricole SA
5.505% due 05/28/2009 (b)***	3,400,000	3,402,064
5.555% due 05/28/2010 (b)***	3,900,000	3,902,511
Deutsche Bank AG
6.00% due 09/01/2017 ***	6,700,000	6,786,551
Dexia Credit Local/New York, Series YCD
5.07875% due 09/29/2008 (b)***	20,200,000	20,201,879
DnB NORBank ASA
5.43% due 10/13/2009 (b)***	3,300,000	3,300,640
Export-Import Bank of China
4.875% due 07/21/2015 ***	500,000	479,467
Export-Import Bank of Korea
5.71125% due 06/01/2009 (b)***	4,800,000	4,805,328
Fortis Bank SA, Series YCD
5.07375% due 04/28/2008 (b)***	2,100,000	2,100,605
HSBC Bank USA, Series BKNT
5.8638% due 06/10/2009 (b)***	1,200,000	1,194,305
HSBC Finance Corp.
5.42% due 10/21/2009 (b)***	2,600,000	2,584,603
5.8244% due 09/15/2008 (b)***	8,600,000	8,595,141

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HSBC Holdings PLC
6.50% due 05/02/2036 ***	$1,300,000	$1,313,447
National Australia Bank Ltd.
5.765% due 09/11/2009 (b)***	3,800,000	3,807,752
Nordea Bank Finland PLC
5.262% due 03/31/2008 ***	2,800,000	2,799,353
5.307% due 04/09/2009 ***	8,200,000	8,197,906
Nordea Bank Finland PLC, Series YCD
5.307% due 05/28/2008 ***	2,900,000	2,899,446
Residential Capital LLC
8.095% due 05/22/2009 (b)***	4,500,000	3,825,000
Resona Bank, Ltd.
5.85% due 09/29/2049 (b)***	700,000	658,344
Royal Bank of Scotland Group PLC
5.2375% due 12/21/2007 (b)***	4,100,000	4,099,094
Royal Bank of Scotland Group, PLC
5.41% due 07/21/2008 (b)***	2,900,000	2,897,549
Santander US Debt SA Unipersonal
5.2975% due 09/19/2008 (b)***	6,600,000	6,594,476
5.72875% due 11/20/2009 ***	4,100,000	4,083,969
State Street Capital Trust IV
6.69438% due 06/15/2037 (b)(c)***	600,000	542,999
Unicreditio Italiano, Series YCD
5.35% due 05/06/2008 ***	18,500,000	18,480,797
USB Capital IX
6.189% due 04/15/2042 (b)***	500,000	500,332
VTB Capital SA
5.95625% due 08/01/2008 ***	3,500,000	3,465,000
Wachovia Bank NA, Series BKNT
5.33% due 10/03/2008 ***	2,600,000	2,594,922
5.565% due 05/25/2010 (b)***	16,500,000	16,429,545
Wachovia Corp, Series MTN
5.67125% due 12/01/2009 (b)***	800,000	797,821
Wachovia Corp.
5.625% due 10/15/2016 ***	300,000	296,331
Westpac Banking Corp., Series DPNT
5.7575% due 06/06/2008 (b)***	2,300,000	2,297,884

		196,950,227
Biotechnology - 0.36%
Amgen, Inc.
5.585% due 11/28/2008 (b)***	7,900,000	7,907,331

Cable & Television - 0.46%
Comcast Corp.
5.66% due 07/14/2009 (b)***	4,400,000	4,378,211
5.875% due 02/15/2018 ***	1,000,000	983,641
6.45% due 03/15/2037 ***	1,000,000	987,231
Time Warner, Inc.
5.73% due 11/13/2009 (b)***	3,700,000	3,656,514

		10,005,597
Cellular Communications - 0.01%
AT&T Broadband Corp.
8.375% due 03/15/2013 ***	200,000	224,168

The accompanying notes are an integral part of the financial statements.
383

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Chemicals - 0.10%
Rohm & Haas Company
6.00% due 09/15/2017 ***	$2,100,000	$2,106,109

Coal - 0.06%
Peabody Energy Corp.
7.875% due 11/01/2026 ***	1,300,000	1,374,750

Crude Petroleum & Natural Gas - 0.26%
Anadarko Petroleum Corp.
6.0944% due 09/15/2009 (b)***	5,700,000	5,667,071

Diversified Financial Services - 1.75%
AIG Matched Funding Corp.
5.6944% due 06/16/2008 (b)***	3,500,000	3,494,870
General Electric Capital Corp., Series A
5.42% due 10/06/2010 (b)***	4,900,000	4,840,759
General Electric Capital Corp., Series MTN
5.39% due 10/26/2009 (b)***	5,600,000	5,570,807
5.40% due 01/05/2009 (b)***	2,100,000	2,093,960
5.43% due 01/20/2010 (b)***	2,600,000	2,587,335
5.46% due 10/21/2010 (b)***	7,800,000	7,713,225
5.56% due 01/08/2016 (b)***	1,600,000	1,559,074
5.6275% due 08/15/2011 (b)***	6,500,000	6,417,691
General Electric Capital Corp., Series MTNA
5.8144% due 12/15/2009 (b)***	3,400,000	3,387,879
TNK-BP Finance SA
6.125% due 03/20/2012 ***	700,000	670,600

		38,336,200
Electrical Utilities - 0.13%
Dominion Resources, Inc.
5.70% due 09/17/2012 ***	150,000	150,527
PSEG Power LLC
6.95% due 06/01/2012 ***	100,000	105,474
Southern California Edison Company
5.4587% due 02/02/2009 (b)***	2,600,000	2,594,168

		2,850,169
Financial Services - 14.82%
Abbey National Treasury Services PLC, Series YCD
5.67% due 07/02/2008 (b)***	4,400,000	4,400,950
American Express Bank FSB, Series BKNT
5.55625% due 10/20/2009 (b)***	4,300,000	4,276,561
6.00% due 09/13/2017 ***	300,000	298,489
American Express Centurion Bank, Series BKN1
6.00% due 09/13/2017 ***	300,000	298,489
American Express Centurion Bank, Series BKNT
5.81875% due 05/07/2008 (b)***	4,200,000	4,192,856
American Express Credit Corp., Series MTN
5.78% due 03/02/2009 (b)***	4,300,000	4,287,160
American Honda Finance Corp, Series MTN
5.41% due 02/09/2010 (b)***	4,600,000	4,587,525
Barclays Bank, PLC
5.45% due 09/12/2012 ***	32,500,000	32,542,900
Bear Stearns Companies, Inc., Series MTN
5.59% due 08/21/2009 (b)***	13,200,000	12,878,105
5.63% due 07/16/2009 (b)***	4,400,000	4,318,791
Bear Stearns Companies, Inc., Series MTNB
5.2881% due 03/30/2009 (b)***	3,800,000	3,762,825

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
C10 Capital SPV, Ltd.
6.722% due 12/31/2049 (b)***		$2,500,000	$2,397,250
Calabash Re, Ltd.
14.09438% due 01/08/2010 (b)***		4,400,000	4,524,520
Caylon NY
5.34% due 01/16/2009 ***		5,800,000	5,801,989
CIT Group Holdings, Inc.
5.51% due 01/30/2009 (b)***		3,600,000	3,472,481
CIT Group, Inc.
5.7475% due 12/19/2008 (b)***		3,500,000	3,388,672
CIT Group, Inc., Series MTN
5.64% due 08/17/2009 (b)***		6,600,000	6,303,416
Citigroup Funding Inc., Series MTN
5.20% due 06/26/2009 (b)***		3,000,000	2,995,617
5.71375% due 12/08/2008 (b)***		1,400,000	1,400,196
Citigroup Funding, Inc., Series MTN
5.13625% due 04/23/2009 (b)***		900,000	898,755
Citigroup, Inc.
5.22813% due 12/28/2009 (b)***		1,200,000	1,195,350
5.24% due 12/26/2008 (b)***		8,100,000	8,094,873
5.40% due 01/30/2009 (b)***		8,800,000	8,793,514
5.50% due 08/27/2012 ***		6,400,000	6,471,117
6.125% due 08/25/2036 ***		4,200,000	4,157,572
Ford Motor Credit Company
5.80% due 01/12/2009 ***		2,500,000	2,414,660
7.375% due 10/28/2009 ***		2,900,000	2,843,615
General Electric Capital Corp.
5.50% due 09/15/2067 (b)***	EUR	12,700,000	17,537,215
General Motors Acceptance Corp. LLC, Series MTN
6.36% due 09/23/2008 (b)***		$2,200,000	2,167,253
GMAC LLC
6.00% due 12/15/2011 ***		600,000	553,787
Goldman Sachs Group, Inc.
5.25% due 12/23/2008 (b)***		600,000	598,067
5.30% due 06/23/2009 (b)***		3,200,000	3,189,142
5.625% due 01/15/2017 ***		2,900,000	2,813,722
6.25% due 09/01/2017 ***		6,600,000	6,744,474
Goldman Sachs Group, Inc., Series MTN
5.47% due 11/10/2008 (b)***		4,000,000	3,991,892
5.61% due 11/16/2009 (b)***		1,600,000	1,596,347
Goldman Sachs Group, Inc., Series MTNB
5.30% due 12/22/2008 (b)***		4,600,000	4,586,021
5.69% due 07/23/2009 (b)***		9,600,000	9,600,230
HBOS PLC
5.92% due 09/29/2049 (b)***		700,000	633,298
HBOS Treasury Services PLC, Series MTN
5.40% due 07/17/2009 (b)***		5,800,000	5,786,840
John Deere Capital Corp., Series MTN
5.41% due 07/15/2008 (b)***		3,600,000	3,602,873
JP Morgan Chase Bank NA, Series BKNT
6.00% due 10/01/2017 ***		5,400,000	5,452,348
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036 ***		700,000	653,890
JPMorgan Chase & Co, Series MTN
5.3956% due 05/07/2010 (b)***		5,600,000	5,578,664

The accompanying notes are an integral part of the financial statements.
384

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Financial Services (continued)
Lehman Brothers Holdings, Inc., Series MTN
5.17875% due 11/24/2008 (b)***	$2,300,000	$2,273,633
5.26% due 12/23/2008 (b)***	500,000	494,434
5.45% due 10/22/2008 (b)***	6,100,000	6,056,568
5.45% due 04/03/2009 (b)***	3,500,000	3,444,784
5.58% due 07/18/2011 (b)***	2,700,000	2,584,931
5.60% due 08/21/2009 (b)***	3,500,000	3,416,038
5.63% due 11/16/2009 (b)***	8,000,000	7,806,048
5.645% due 05/25/2010 (b)***	1,800,000	1,754,491
Longpoint Re, Ltd.
10.94438% due 05/08/2010 (b)***	1,700,000	1,736,210
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017 ***	4,300,000	4,436,701
Merrill Lynch & Company, Inc., Series MTN
5.40563% due 05/08/2009 (b)***	2,900,000	2,888,365
5.56% due 07/25/2011 (b)***	4,800,000	4,719,816
5.665% due 08/14/2009 (b)***	3,400,000	3,376,822
Merrill Lynch & Company, Inc., Series MTNC
5.8625% due 06/16/2008 (b)***	9,600,000	9,596,544
Morgan Stanley, Series FMTN
5.41% due 05/07/2009 (b)***	4,100,000	4,066,864
Morgan Stanley, Series GMTN
5.47% due 02/09/2009 (b)***	7,300,000	7,256,273
Morgan Stanley, Series MTN
5.18875% due 11/21/2008 (b)***	2,800,000	2,786,188
5.45025% due 01/15/2010 (b)***	2,900,000	2,863,135
5.77% due 03/07/2008 (b)***	3,600,000	3,594,956
Mystic Re, Ltd.
15.54125% due 06/07/2011 (b)***	1,500,000	1,563,300
Osiris Capital PLC, Series D
10.36% due 01/15/2010 (b)***	1,900,000	1,915,390
Phoenix Quake Wind, Ltd.
7.81% due 07/03/2008 (b)***	800,000	801,176
Phoenix Quake, Ltd.
7.81% due 07/03/2008 (b)***	800,000	803,312
Pricoa Global Funding I
5.44% due 01/25/2008 (b)***	6,400,000	6,398,246
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 (b)***	3,600,000	3,931,117
SLM Corp., Series MTNA
5.57% due 07/25/2008 (b)***	15,200,000	14,988,842
SMFG Preferred Capital
6.078% due 01/29/2049 (b)***	2,400,000	2,219,256
ZFS Finance USA Trust IV
5.875% due 05/09/2032 ***	1,500,000	1,427,700

		325,285,451
Food & Beverages - 0.00%
Kraft Foods, Inc.
6.25% due 06/01/2012 ***	100,000	103,245

Gas & Pipeline Utilities - 0.42%
El Paso Corp.
7.75% due 01/15/2032 ***	5,875,000	5,965,722
Williams Companies, Inc.
6.375% due 10/01/2010 ***	3,200,000	3,216,000

		9,181,722

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance - 0.58%
American International Group, Inc.
5.05% due 10/01/2015 ***	$700,000	$668,067
5.8025% due 06/16/2009 (b)***	3,000,000	2,985,900
MetLife, Inc.
6.40% due 12/15/2036 (b)***	1,300,000	1,236,106
Metropolitan Life Global Funding I, Series MTN
5.56% due 05/17/2010 (b)***	7,200,000	7,139,830
Residential Reinsurance 2007 Ltd, Series CL2
15.87125% due 06/07/2010 (b)***	700,000	722,610

		12,752,513
International Oil - 0.36%
Gaz Capital for Gazprom
6.212% due 11/22/2016 ***	700,000	693,840
Pemex Project Funding Master Trust
5.75% due 12/15/2015 ***	1,300,000	1,300,798
7.375% due 12/15/2014 ***	600,000	659,754
8.625% due 02/01/2022 ***	300,000	370,032
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 ***	1,500,000	1,369,980
Transocean, Inc.
5.86875% due 09/05/2008 ***	3,500,000	3,493,648

		7,888,052
Leisure Time - 0.01%
MGM MIRAGE
6.00% due 10/01/2009 ***	200,000	198,500

Manufacturing - 0.35%
General Electric Company
5.7638% due 12/09/2008 (b)***	2,800,000	2,804,892
Siemens Financieringsmaatschappij NV
5.625% due 08/14/2009 (b)***	4,900,000	4,901,357

		7,706,249
Mining - 0.08%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.15% due 10/24/2036 ***	400,000	390,051
Vale Overseas, Ltd.
6.25% due 01/23/2017 ***	700,000	707,839
6.875% due 11/21/2036 ***	700,000	721,187

		1,819,077
Petroleum Services - 0.02%
Petroleum Export, Ltd.
5.265% due 06/15/2011 ***	478,869	475,981

Pharmaceuticals - 0.13%
AstraZeneca PLC
5.90% due 09/15/2017 ***	1,400,000	1,421,095
6.45% due 09/15/2037 ***	1,400,000	1,451,613

		2,872,708
Retail - 0.38%
Wal-Mart Stores, Inc.
5.59438% due 06/16/2008 (b)***	8,300,000	8,303,220

The accompanying notes are an integral part of the financial statements.
385

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services - 0.64%
Deutsche Telekom International Finance BV
5.39% due 03/23/2009 (b)***		$4,900,000	$4,881,601
France Telecom SA
7.75% due 03/01/2011 ***		200,000	214,985
France Telecom SA, Series REGS
6.75 due 03/14/2008 ***	EUR	200,000	286,418
Verizon Communications, Inc.
5.41% due 04/03/2009 (b)***		$8,400,000	8,405,821
Verizon Global Funding Corp.
7.25% due 12/01/2010 ***		200,000	212,460

			14,001,285
Telephone - 1.61%
AT&T Corp.
7.3 due 11/15/2011 (b)***		1,538,000	1,652,246
AT&T, Inc.
5.6475% due 05/15/2008 (b)***		15,000,000	15,000,300
BellSouth Corp.
5.6575% due 08/15/2008 (b)***		5,700,000	5,694,625
Qwest Capital Funding, Inc.
7.25% due 02/15/2011 ***		113,000	113,565
Qwest Corp.
7.625% due 06/15/2015 ***		2,700,000	2,828,250
Sprint Capital Corp.
6.125% due 11/15/2008 ***		500,000	503,679
Telecom Italia Capital SA
5.97% due 07/18/2011 (b)***		4,800,000	4,771,066
Telefonica Emisones SAU
5.8875% due 06/19/2009 (b)***		4,700,000	4,694,990

			35,258,721

TOTAL CORPORATE BONDS (Cost $705,370,524)			$701,812,539

MUNICIPAL BONDS - 0.20%

Iowa - 0.02%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023 ***		480,000	456,624

Rhode Island - 0.02%
Tobacco Settlement Financing Corp.
6.25% due 06/01/2042 ***		500,000	504,340

South Carolina - 0.01%
Tobacco Settlement Revenue Management
Authority
6.375% due 05/15/2028 ***		200,000	205,310

Wisconsin - 0.15%
Badger Tobacco Asset Securitization Corp.
6.00% due 06/01/2017 ***		2,900,000	2,971,978
6.375% due 06/01/2032 ***		200,000	207,674
Wisconsin State Clean Water Revenue
5.10% due 06/01/2021 ***		110,000	115,140
5.10% due 06/01/2022 ***		25,000	26,125

			3,320,917

TOTAL MUNICIPAL BONDS (Cost $4,355,625)			$4,487,191

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.13%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045 ***	$1,590,415	$1,571,160
Bank of America Funding Corp., Series 2005-D,
Class A1
4.1118% due 05/25/2035 (b)***	2,736,650	2,686,159
Bank of America Funding Corp., Series 2004-A,
Class 1A3
5.0074% due 09/20/2034 (b)***	1,027,097	1,011,923
Bank of America Mortgage Securities, Inc., Series
2004-1, Class 5A1
6.50% due 09/25/2033 ***	363,789	366,973
Bank of America Mortgage Securities, Inc.,
Series 2004-2, Class 5A1
6.50% due 10/25/2031 ***	68,270	69,084
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.77611% due 11/25/2034 (b)***	2,171,891	2,145,630
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)***	32,060,228	31,667,231
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-3, Class 1A2
5.7082% due 07/25/2034 (b)***	163,679	163,997
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A2
5.288962% due 02/25/2033 (b)***	687,836	699,648
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-8, Class 2A1
4.7789% due 01/25/2034 (b)***	2,197,264	2,215,904
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-6, Class 1A1
6.429736% due 09/25/2034 (b)***	228,337	231,265
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-7, Class 1A1
6.446885% due 10/25/2034 (b)***	300,933	304,627
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 2A1
5.336% due 09/25/2034 (b)***	182,820	182,757
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 2A1
5.3738% due 05/25/2035 (b)***	3,986,044	3,992,637
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.519552% due 09/25/2035 (b)***	2,229,429	2,226,094
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
5.29125% due 02/25/2034 (b)***	3,312,693	3,195,967
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
5.32% due 01/25/2037 (b)***	4,920,042	4,886,601
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035 ***	979,012	962,275
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)***	31,342,824	31,032,094

The accompanying notes are an integral part of the financial statements.
386

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2007-OA6, Class A1B
5.33% due 06/25/2037 (b)***	$17,690,653	$17,218,919
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1
6.25% due 12/25/2033 ***	126,256	126,643
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2003-R4, Class 1A3
6.00% due 11/25/2026 ***	617,416	614,666
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.79686% due 11/25/2034 (b)***	4,005,140	3,957,962
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.7393% due 02/20/2035 (b)***	7,417,182	7,340,705
Countrywide Home Loans, Series 2005-3, Class 1A2
5.4213% due 04/25/2035 (b)***	586,855	575,001
Countrywide Home Loans, Series 2003-R4,
Class 2A
6.50% due 01/25/2034 ***	252,495	258,643
Countrywide Home Loans, Series 2004-12,
Class 11A2
6.18978% due 08/25/2034 (b)***	155,563	156,582
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)***	978,164	972,257
Credit Suisse First Boston Mortgage Securities
Corp., Series 2004-AR8, Class 2A1
4.5925% due 09/25/2034 (b)***	516,587	511,753
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
5.9825% due 02/15/2019 (b)***	25,610,120	25,526,404
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
5.90% due 10/15/2020 (b)***	37,920,835	37,787,293
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
5.90% due 07/15/2019 (b)***	6,265,694	6,242,999
Federal Home Loan Mortgage Corp., Series 2204,
Class Z
7.50% due 12/20/2029 ***	1,192,017	1,242,236
Federal Home Loan Mortgage Corp., Series 2247,
Class Z
7.50% due 08/15/2030 ***	663,457	692,136
Federal Home Loan Mortgage Corp., Series 2362,
Class ZA
6.50% due 09/15/2031 ***	1,467,478	1,516,113
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032 ***	1,600,000	1,622,226
Federal Home Loan Mortgage Corp., Series 2503,
Class PZ
6.00% due 09/15/2032 ***	1,878,995	1,832,877
Federal Home Loan Mortgage Corp., Series 2863,
Class KZ
5.00% due 09/15/2034 ***	115,665	94,631

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 2901,
Class UB
5.00% due 03/15/2033 ***	$800,000	$768,408
Federal Home Loan Mortgage Corp., Series 2906,
Class GZ
5.00% due 09/15/2034 ***	342,694	298,767
Federal Home Loan Mortgage Corp., Series 2935,
Class HJ
5.00% due 02/15/2035 ***	400,000	370,248
Federal Home Loan Mortgage Corp., Series 2941,
Class WE
5.00% due 03/15/2035 ***	400,000	367,000
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
6.0525% due 05/15/2036 (b)***	2,726,541	2,726,665
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
6.18% due 02/25/2045 (b)***	429,098	431,214
Federal National Mortgage Association
4.6732% due 05/25/2035 (b)***	700,000	695,757
Federal National Mortgage Association, Series
2002-56, Class ZQ
6.00% due 09/25/2032 ***	13,488,502	13,491,354
Federal National Mortgage Association, Series
2003-116, Class FA
5.5313% due 11/25/2033 (b)***	440,303	441,288
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017 (b)***	966,241	962,030
Federal National Mortgage Association, Series
2003-W1, Class 1A1
6.50% due 12/25/2042 ***	610,459	626,842
Federal National Mortgage Association, Series
2004-11, Class A
5.2513% due 03/25/2034 (b)***	60,272	59,901
Federal National Mortgage Association, Series
2004-T1, Class 1A1
6.00% due 01/25/2044 ***	337,975	341,097
Federal National Mortgage Association, Series
2004-W2, Class 1A3F
5.4813% due 02/25/2044 (b)***	280,878	279,046
Federal National Mortgage Association, Series
2005-14, Class KZ
5.00% due 03/25/2035 ***	113,285	87,346
Federal National Mortgage Association, Series
2005-9, Class ZA
5.00% due 02/25/2035 ***	568,787	481,085
First Nationwide Trust, Series 2001-3, Class 1A1
6.75% due 08/21/2031 ***	35,817	35,715
Freddie Mac , Series 2007-3335, Class FT
5.90% due 08/15/2019 (b)***	28,424,111	28,320,622
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
5.21125% due 10/25/2046 (b)***	3,702,676	3,678,346
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
5.21% due 01/25/2047 (b)***	3,717,358	3,630,871

The accompanying notes are an integral part of the financial statements.
387

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
5.8875% due 03/06/2020 (b)***	$4,747,350	$4,703,688
GS Mortgage Securities Corp., Series 2003-1,
Class A2
5.8313% due 01/25/2032 (b)***	45,765	45,963
Harborview Mortgage Loan Trust, Series 2005-2,
Class 2A1A
5.7225% due 05/19/2035 (b)***	875,453	857,259
Indymac Arm Trust, Series 2001-H2, Class A2
6.6048% due 01/25/2032 (b)***	15,610	15,557
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
5.2215% due 11/25/2046 (b)***	2,214,617	2,198,176
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.02266% due 02/25/2035 (b)***	2,371,755	2,296,903
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030 ***	2,529,669	2,527,908
Lehman XS Trust, Series 2006-16N, Class A1A
5.2113% due 11/25/2046 (b)***	3,301,559	3,235,417
Mellon Residential Funding Corp., Series
2000-TBC2, Class A1
6.23% due 06/15/2030 (b)***	3,377,762	3,329,454
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
6.13125% due 10/25/2035 (b)***	827,830	813,219
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 5A
5.38125% due 11/25/2035 (b)***	1,153,354	1,094,370
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
5.34125% due 02/25/2036 (b)***	1,561,078	1,507,462
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
5.8125% due 10/15/2020 (b)***	1,819,820	1,819,984
Nomura Asset Acceptance Corp., Series 2004-R1,
Class A2
7.50% due 03/25/2034 ***	332,423	349,635
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
5.5313% due 02/25/2034 (b)***	798,020	788,036
Prime Mortgage Trust, Series 2004-CL1, Class 2A2
5.5313% due 02/25/2019 (b)***	164,411	164,255
Residential Funding Mortgage Securities I, Series
2004-S2, Class A1
5.25% due 03/25/2034 ***	232,180	228,991
Residential Funding Mortgage Securities I, Series
2004-S9, Class 1A23
5.50% due 12/25/2034 ***	300,000	257,692
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A
4.9139% due 07/25/2034 (b)***	274,637	273,043
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR2, Class 2A1
5.3613% due 05/25/2045 (b)***	75,973	73,898

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
5.7525% due 07/19/2035 (b)***	$3,196,405	$3,102,381
Structured Asset Securities Corp., Series
2001-21A, Class 1A1
7.1877% due 01/25/2032 (b)***	33,914	33,822
Structured Asset Securities Corp., Series 2002-1A,
Class 4A
6.063% due 02/25/2032 (b)***	46,911	46,825
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
5.2513% due 09/25/2046 (b)***	7,350,929	7,240,100
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
5.24125% due 12/25/2036 (b)***	3,160,971	3,121,405
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
5.4213% due 10/25/2045 (b)***	810,925	792,885
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
5.3613% due 04/25/2045 (b)***	90,667	88,894
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR17, Class 1A
6.1833% due 11/25/2042 (b)***	594,042	596,184
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR2, Class A
5.527% due 02/27/2034 (b)***	153,474	152,545
Washington Mutual Mortgage Securities Corp.,
Series 2002-AR9, Class 1A
6.3833% due 08/25/2042 (b)***	1,819,622	1,827,710
Washington Mutual Mortgage Securities Corp.,
Series 2003-AR1, Class 2A
5.42666% due 02/25/2033 (b)***	1,062,318	1,059,526
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR2, Class 2A1A
5.4413% due 01/25/2045 (b)***	57,122	56,102
Washington Mutual, Inc., Series 2002-AR6, Class A
6.3833% due 06/25/2042 (b)***	27,917	27,589
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.9547% due 01/25/2035 (b)***	5,132,389	5,016,610
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)***	4,370,531	4,318,465

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $310,341,395)		$310,057,627

ASSET BACKED SECURITIES - 5.99%
ACE Securities Corp., Series 2006-HE2, Class A2A
5.1913% due 05/25/2036 (b)***	1,687,278	1,682,662
Argent Securities, Inc., Series 2006-M2, Class A2A
5.1813% due 09/25/2036 (b)***	1,189,325	1,183,347
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
5.22% due 06/25/2047 (b)***	2,424,474	2,407,920

The accompanying notes are an integral part of the financial statements.
388

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Brazos Student Finance Corp.,
Series 1998-A, Class A2
5.96% due 06/01/2023 (b)***	$415,400	$416,272
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
5.24125% due 10/25/2046 ***	2,698,956	2,686,149
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
5.18125% due 12/25/2046 ***	1,050,416	1,045,693
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
5.1813% due 03/25/2047 (b)***	2,746,301	2,730,950
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
5.20125% due 06/25/2037 (b)***	3,045,837	3,020,916
EMC Mortgage Loan Trust, Series 2001-A Class A
5.5013% due 05/25/2040 (b)***	1,962,600	1,944,938
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FF12, Class A2A
5.2213% due 11/25/2036 (b)***	510,881	509,052
First USA Credit Card Master Trust, Series 1998-6,
Class A
5.77% due 04/18/2011 (b)***	9,500,000	9,501,026
Fremont Home Loan Trust, Series 2006-3, Class
2A1
5.20125% due 02/25/2037 (b)***	1,649,313	1,642,974
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.251% due 11/25/2035 (b)***	4,518,523	4,319,820
HFC Home Equity Loan Asset Backed Certificates,
Series 2007-2, Class A1V
5.59% due 07/20/2036 (b)***	4,250,082	4,228,832
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
5.18125% due 12/25/2036 (b)***	1,893,659	1,876,063
JP Morgan Mortgage Acquisition Corp., Series
2006-CH1, Class A2
5.1813% due 07/25/2028 (b)***	4,871,629	4,848,058
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
5.1813% due 08/25/2036 (b)***	1,353,177	1,343,446
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
5.8325% due 09/15/2021 (b)***	764,736	764,388
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
5.4113% due 10/25/2034 (b)***	92,642	90,178
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
5.21% due 05/25/2037 (b)***	3,138,555	3,123,352
MBNA Credit Card Master Note Trust, Series
2003-A3, Class A3
5.8725% due 08/16/2010 (b)***	4,400,000	4,401,976
Merrill Lynch Mortgage Investors, Inc., Series
2006-FF1, Class A2A
5.20% due 08/25/2036 (b)***	7,984,550	7,957,951

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Morgan Stanley ABS Capital I, Series 2007-NC3,
Class A2A
5.38% due 05/25/2037 (b)***	$5,631,731	$5,607,092
Newcastle Mortgage Securities Trust, Series
2006-1, Class A1
5.2013% due 03/25/2036 (b)***	1,901,195	1,893,311
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
5.4433% due 10/25/2034 (b)***	3,467,378	3,305,028
Quest Trust, Series 2004-X2, Class A1
5.6913% due 06/25/2034 (b)***	1,992	1,991
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
5.2113% due 10/25/2036 (b)***	3,904,481	3,873,891
Residential Asset Securities Corp., Series
2006-KS6, Class A1
5.1713% due 08/25/2036 (b)***	1,260,255	1,256,560
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
5.575% due 11/25/2036 (b)***	3,403,776	3,377,139
Residential Funding Mortgage Securities II Inc,
Series 2007-HSA3, Class AI1
5.25% due 05/25/2037 (b)***	6,492,555	6,470,240
Saxon Asset Securities Trust, Series 2006-3, Class
A1
5.19% due 11/25/2036 (b)***	1,491,875	1,484,148
SBI Heloc Trust, Series 2006-1A, Class 1A2A
5.3013% due 08/25/2036 (b)***	1,955,529	1,857,753
SLM Student Loan Trust, Series 2006-3, Class A2
5.36% due 01/25/2016 (b)***	1,602,604	1,602,985
Soundview Home Equity Loan Trust, Series
2006-WF1, Class A1A
5.42% due 10/25/2036 (b)***	3,875,190	3,856,540
Soundview Home Equity Loan Trust, Series
2007-OPT1, Class 2A1
5.21% due 06/25/2037 (b)***	4,891,000	4,872,659
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.32186% due 10/25/2035 (b)***	3,649,176	3,627,208
Structured Asset Securities Corp., Series
2006-BC3, Class A2
5.18125% due 10/25/2036 (b)***	3,838,107	3,799,008
USAA Auto Owner Trust, Series 2007-1, Class A1
5.337% due 07/11/2008 ***	2,321,242	2,321,242
Wachovia Auto Loan Owner Trust 2006-1, Series
2007-1, Class A1
5.337% due 06/20/2008 ***	2,061,309	2,061,309
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
5.8425% due 09/15/2021 (b)***	10,191,345	10,152,854
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
5.83250% due 06/15/2020 (b)***	5,954,769	5,891,232

The accompanying notes are an integral part of the financial statements.
389

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Wells Fargo Home Equity Trust, Series 2005-4,
Class AI1
5.2513% due 12/25/2035 (b)***	$2,485,403	$2,468,970

TOTAL ASSET BACKED SECURITIES
(Cost $132,288,740)		$131,507,123

PREFERRED STOCKS - 0.84%

Banking - 0.57%
DG Funding Trust * ***	981	10,515,094
RBS Capital Trust I * (b)***	2,100,000	1,958,397

		12,473,491
Financial Services - 0.27%
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd. * (b)***	700,000	665,397
UBS Preferred Funding Trust V, Series 1 * (b)***	5,400,000	5,316,467

		5,981,864

TOTAL PREFERRED STOCKS (Cost $18,530,977)		$18,455,355

TERM LOANS - 1.36%

Electrical Utilities - 0.44%
Kinder Morgan, Inc.
1.00% due 11/24/2013	10,000,000	9,732,300

Financial Services - 0.70%
Chrysler Financial
5.00% due 08/03/2012	11,000,000	11,000,110
SLM Corp., Series MTNA
6.00% due 06/30/2008	4,600,000	4,439,000

		15,439,110
Healthcare Services - 0.13%
HCA Inc.
7.36% due 11/16/2012	2,946,163	2,843,047

Semiconductors - 0.09%
Freescale
7.11% due 12/01/2013 (b)	1,982,475	1,901,531

TOTAL TERM LOANS (Cost $30,019,182)		$29,915,988

OPTIONS - 0.64%

Call Options - 0.62%
Over The Counter European Style Call
Expiration 12/15/2008 at $4.75	215,900,000	1,897,135
Expiration 02/01/2008 at $4.75	59,000,000	210,860
Expiration 10/25/2007 at $4.90	62,000,000	356,481
Expiration 12/15/2008 at $5.00	290,000,000	3,212,678
Expiration 02/02/2009 at $5.20	67,000,000	871,375
Over The Counter European Style Call on the USD
vs. JPY
Expiration 03/31/2010 at $105.40	6,000,000	271,632
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 09/26/2008 at $4.75	149,500,000	1,303,685
Expiration 09/30/2008 at $4.75	198,000,000	1,726,619
Expiration 03/31/2008 at $4.75	159,800,000	1,242,381
Expiration 03/31/2008 at $4.75	106,600,000	841,508

Total Return Trust (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)

Call Options (continued)
Over The Counter European Style Call on
USD-LIBOR Rate Swaption (continued)
Expiration 09/26/2008 at $4.75	53,400,000	$465,664
Expiration 02/01/2008 at $5.00	124,200,000	1,231,071

		13,631,089

Put Options - 0.02%
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/17/2007 at $91.25	3,075,000	7,688
Expiration 03/17/2008 at $91.75	12,182,500	30,456
Expiration 12/17/2007 at $92.25	425,000	1,062
Expiration 03/17/2008 at $92.50	2,270,000	5,675
Expiration 03/17/2008 at $92.75	2,940,000	7,350
LIFFE American Purchase Put on UK 90-day
Futures
Expiration 09/17/2008 at $92.50	248,750	0
Over The Counter European Purchase Put on the
USD vs. JPY
Expiration 03/31/2010 at $105.40	6,000,000	271,632

		323,863

TOTAL OPTIONS (Cost $7,034,986)		$13,954,952

SHORT TERM INVESTMENTS - 5.08%
Bank of America Corp.
5.245% due 10/26/2007 ***	$5,700,000	$5,679,239
Fortis Bank
5.265% due 06/30/2008 (b)***	3,100,000	3,099,092
5.30% due 09/30/2008 (b)***	3,900,000	3,898,447
Royal Bank of Scotland Group, PLC
5.265% due 03/26/2008 ***	3,700,000	3,699,469
Societe Generale NY
5.268% due 06/30/2008 ***	13,000,000	13,002,795
U.S. Treasury Bills
zero due 11/29/2007 to 12/13/2007 ***	16,415,000	16,290,048
UBS Finance (Delaware) LLC
5.225% due 11/14/2007 ***	25,700,000	25,535,877
Westpac Banking Corp.
5.225% due 11/13/2007 ***	40,600,000	40,346,617

TOTAL SHORT TERM INVESTMENTS
(Cost $111,545,771)		$111,551,584

REPURCHASE AGREEMENTS - 2.32%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$50,958,405 on 10/01/2007,
collateralized by $51,005,000
Federal Home Loan Mortgage
Corp., 5.55% due 06/13/2009
(valued at $51,961,344, including
interest)	$50,941,000	$50,941,000

TOTAL REPURCHASE AGREEMENTS
(Cost $50,941,000)		$50,941,000

The accompanying notes are an integral part of the financial statements.
390

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Total Return Trust)
(Cost $2,695,840,771) - 122.61%		$2,690,869,718
Liabilities in Excess of Other Assets - (22.61)%		(496,277,937)

TOTAL NET ASSETS - 100.00%		$2,194,591,781

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY NOTES - 100.00%
U.S. Treasury Notes
4.625%, due 02/15/2017 ***	$6,600,000	$6,610,705
4.50%, due 05/15/2017 ***	49,200,000	$48,977,075

TOTAL U.S. TREASURY
NOTES (Proceeds $54,222,643)		$55,587,780

Total Securities Sold Short
(Proceeds $54,222,643)		$55,587,780

Total Stock Market Index Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.27%
Advertising - 0.23%
Clear Channel Outdoor Holdings, Inc. * (a)	9,338	$238,119
Getty Images, Inc. *	1,699	47,300
Greenfield Online, Inc. *	948	14,457
Interpublic Group of Companies, Inc. *	11,554	119,931
inVentiv Health, Inc. *	861	37,729
Lamar Advertising Company, Class A *	2,550	124,874
Marchex, Inc., Class B	1,328	12,629
Monster Worldwide, Inc. *	3,201	109,026
Omnicom Group, Inc.	9,118	438,485
ValueClick, Inc. *	2,788	62,618

		1,205,168
Aerospace - 1.84%
AAR Corp. *	1,067	32,373
Aerovironment, Inc. *	672	15,463
Alliant Techsystems, Inc. *	839	91,703
Argon ST, Inc. *	746	14,771
BE Aerospace, Inc. *	2,035	84,513
Boeing Company	21,369	2,243,531
Curtiss-Wright Corp.	809	38,427
Ducommun, Inc. *	486	15,698
EDO Corp.	675	37,807
Esterline Technologies Corp. *	772	44,042
GenCorp, Inc. *	1,951	23,334
General Dynamics Corp.	10,811	913,205
Goodrich Corp.	3,120	212,877
HEICO Corp., Class A	874	34,523
Herley Industries, Inc. *	997	14,915
Innovative Solutions & Support, Inc. * (a)	612	11,610
Integral Systems, Inc.	606	13,023
Lockheed Martin Corp.	11,362	1,232,663
Moog, Inc., Class A *	1,222	53,695
MTC Technologies, Inc. *	696	13,440

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Aerospace (continued)
Northrop Grumman Corp.	9,240	$720,720
Orbital Sciences Corp., Class A *	1,786	39,721
Raytheon Company	12,098	772,094
Rockwell Collins, Inc.	4,340	316,994
Sequa Corp., Class A *	338	56,034
Spirit Aerosystems Holdings, Inc., Class A *	3,633	141,469
Teledyne Technologies, Inc. *	1,016	54,244
TransDigm Group, Inc. *	1,299	59,377
Triumph Group, Inc.	462	37,750
United Technologies Corp.	26,810	2,157,669
Woodward Governor Company	1,027	64,085

		9,561,770
Agriculture - 0.56%
Alico, Inc.	282	12,222
Andersons, Inc.	521	25,018
Archer-Daniels-Midland Company	17,695	585,351
Bunge, Ltd. (a)	3,045	327,185
Cadiz, Inc. * (a)	645	12,191
Fresh Del Monte Produce, Inc. *	1,694	48,702
Maui Land & Pineapple, Inc. * (a)	404	12,298
Monsanto Company	14,660	1,256,948
Tejon Ranch Company *	507	20,990
The Mosaic Company *	11,828	633,035

		2,933,940
Air Freight - 0.00%
ABX Air, Inc. *	2,265	16,036
ExpressJet Holdings, Inc. *	2,169	6,702

		22,738
Air Travel - 0.23%
Airtran Holdings, Inc. *	2,668	26,253
Alaska Air Group, Inc. *	1,175	27,131
Allegiant Travel Company *	620	18,798
AMR Corp. *	6,031	134,431
Continental Airlines, Inc., Class B *	2,737	90,403
Delta Air Lines, Inc. *	6,812	122,275
Frontier Airlines Holdings, Inc. * (a)	2,051	12,696
JetBlue Airways Corp. *	5,006	46,155
Northwest Airlines Corp. *	7,485	133,233
Pinnacle Airline Corp. *	802	12,848
Republic Airways Holdings, Inc. *	1,268	26,844
SkyWest, Inc.	1,753	44,123
Southwest Airlines Company	20,557	304,244
UAL Corp. *	2,556	118,931
US Airways Group, Inc. *	2,474	64,942

		1,183,307
Aluminum - 0.19%
Alcoa, Inc.	23,642	924,875
Century Aluminum Company *	960	50,544
Superior Essex, Inc. *	622	23,188

		998,607

The accompanying notes are an integral part of the financial statements.
391

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Amusement & Theme Parks - 0.00%
Great Wolf Resorts, Inc. *	1,524	$18,837

Apparel & Textiles - 0.67%
Angelica Corp.	528	10,407
Bebe Stores, Inc. (a)	2,703	39,545
Brown Shoe, Inc.	1,244	24,134
Carter's, Inc. *	1,706	34,035
Cherokee, Inc. (a)	416	15,958
Cintas Corp.	3,961	146,953
Coach, Inc. *	10,021	473,693
Columbia Sportswear Company	1,015	56,140
Crocs, Inc. * (a)	1,806	121,453
Deckers Outdoor Corp. *	364	39,967
dELiA*s, Inc. *	1,354	6,364
G & K Services, Class A	628	25,246
G-III Apparel Group, Ltd. *	680	13,389
Guess?, Inc.	2,168	106,297
Hanesbrands, Inc. *	2,712	76,099
Hartmarx Corp. *	1,791	8,776
Heelys, Inc. *	835	6,655
Iconix Brand Group, Inc. *	1,664	39,587
Interface, Inc., Class A	1,893	34,169
Jones Apparel Group, Inc.	3,033	64,087
Jos. A. Bank Clothiers, Inc. * (a)	543	18,147
Kellwood Company	847	14,441
K-Swiss, Inc., Class A	1,079	24,720
Liz Claiborne, Inc.	2,744	94,202
Maidenform Brands, Inc. *	754	11,974
Mohawk Industries, Inc. * (a)	1,647	133,901
Movado Group, Inc.	758	24,195
NIKE, Inc., Class B	13,565	795,723
Oakley, Inc.	2,010	58,350
Oxford Industries, Inc.	557	20,119
Perry Ellis International, Inc. *	526	14,575
Phillips-Van Heusen Corp.	1,196	62,766
Polo Ralph Lauren Corp., Class A	2,700	209,925
Quiksilver, Inc. *	3,540	50,622
Skechers United States of America, Inc.,
Class A *	1,222	27,006
Stage Stores, Inc.	1,226	22,350
Steven Madden, Ltd. *	718	13,606
The Gymboree Corp. *	927	32,667
The Warnaco Group, Inc. *	1,363	53,252
Timberland Company, Class A *	1,820	34,507
True Religion Apparel, Inc. * (a)	844	14,854
Under Armour, Inc., Class A * (a)	1,356	81,116
Unifirst Corp.	552	20,678
VF Corp.	2,868	231,591
Volcom, Inc. *	746	31,720
Weyco Group, Inc. (a)	742	23,306
Wolverine World Wide, Inc.	1,628	44,607

		3,507,874

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Parts - 0.40%
Accuride Corp. *	1,068	$12,933
Aftermarket Technology Corp. *	723	22,948
American Axle & Manufacturing Holdings, Inc.	1,504	37,976
Amerigon, Inc. *	945	16,358
ArvinMeritor, Inc.	2,082	35,019
AutoZone, Inc. *	1,812	210,446
BorgWarner, Inc.	1,312	120,087
Commercial Vehicle Group, Inc. *	751	9,635
CSK Auto Corp. *	1,346	14,335
Dorman Products, Inc. *	1,180	16,662
Exide Technologies *	2,004	13,026
Federal Signal Corp.	1,474	22,641
Gentex Corp.	4,091	87,711
Genuine Parts Company	4,504	225,200
Johnson Controls, Inc.	5,287	624,448
Keystone Automotive Industries, Inc. *	529	25,265
Lear Corp. *	1,914	61,439
LKQ Corp. *	1,598	55,626
Miller Industries, Inc. *	558	9,553
Modine Manufacturing Company	1,102	29,335
Noble International, Ltd.	754	16,053
O'Reilly Automotive, Inc. *	3,191	106,611
Pep Boys - Manny, Moe & Jack	1,591	22,322
Standard Motor Products, Inc.	741	6,965
Superior Industries International, Inc.	839	18,198
Tenneco, Inc. *	1,353	41,957
Titan International, Inc.	617	19,695
TRW Automotive Holdings Corp. *	2,197	69,601
Visteon Corp. *	3,970	20,446
WABCO Holdings, Inc.	1,749	81,781

		2,054,272
Auto Services - 0.09%
AutoNation, Inc. *	4,822	85,446
Avis Budget Group, Inc. *	2,197	50,289
Copart, Inc. *	2,558	87,970
Dollar Thrifty Automotive Group, Inc. *	696	24,144
Hertz Global Holdings, Inc. *	8,169	185,600
Lithia Motors, Inc., Class A	620	10,577
Midas, Inc. *	675	12,737
Monro Muffler Brake, Inc.	508	17,165
TravelCenters of America LLC *	333	10,856

		484,784
Automobiles - 0.33%
Asbury Automotive Group, Inc.	933	18,483
Ford Motor Company *	51,153	434,289
General Motors Corp.	15,295	561,326
Group 1 Automotive, Inc.	707	23,734
Monaco Coach Corp.	1,061	14,886
PACCAR, Inc.	6,748	575,267
Penske Auto Group, Inc.	2,682	54,284

The accompanying notes are an integral part of the financial statements.
392

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Automobiles (continued)
Rush Enterprises, Inc., Class A *	910	$23,068

		1,705,337
Banking - 4.10%
1st Source Corp.	841	19,259
Abington Bancorp Inc.	1,444	14,079
Alabama National BanCorp.	621	48,388
AMCORE Financial, Inc.	140	3,489
Americanwest BanCorp	929	18,218
Ameris Bancorp	796	14,392
Ames National Corp.	132	2,641
Arrow Financial Corp.	104	2,318
Associated Banc-Corp.	3,378	100,090
Astoria Financial Corp.	2,685	71,233
Atlantic Coast Federal Corp.	1,028	15,533
BancFirst Corp.	58	2,602
Bancorp, Inc. *	669	12,350
BancorpSouth, Inc.	2,234	54,286
BancTrust Financial Group, Inc. (a)	916	14,583
Bank Granite Corp.	1,245	16,907
Bank Mutual Corp.	2,127	25,077
Bank of America Corp.	120,663	6,065,729
Bank of Florida Corp. *	1,094	17,810
Bank of Hawaii Corp.	1,239	65,481
Bank of the Ozarks, Inc.	707	21,585
BankAtlantic Bancorp, Inc., Class A	2,279	19,759
BankFinancial Corp.	175	2,768
BankUnited Financial Corp., Class A (a)	1,166	18,120
BB&T Corp.	14,438	583,151
BOK Financial Corp.	1,773	91,150
Boston Private Financial Holdings, Inc. (a)	1,211	33,714
Brookline Bancorp, Inc.	2,530	29,323
Bryn Mawr Bank Corp.	854	18,583
Cadence Financial Corp	398	7,005
Camden National Corp.	38	1,329
Capital Bank Corp	145	2,175
Capital City Bank Group, Inc.	90	2,808
Capital Corp of the West	688	12,673
Capitol Bancorp, Ltd. (a)	595	14,774
Capitol Federal Financial (a)	2,120	72,504
Cascade Bancorp (a)	948	21,102
Cathay General Bancorp, Inc. (a)	1,500	48,315
Centennial Bank Holdings, Inc. *	2,321	14,854
Center Bancorp, Inc. (a)	145	1,743
Center Financial Corp.	847	11,782
Centerstate Banks of Florida, Inc.	1,146	18,107
Central Pacific Financial Corp.	972	28,382
Charter Financial Corp.	605	32,670
Chemical Financial Corp.	831	20,152
Chittenden Corp.	1,373	48,275
Citizens & Northern Corp.	1,321	24,267
Citizens Banking Corp.	2,283	36,779

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
City Bank, Lynnwood, WA (a)	716	$20,564
City National Corp.	1,158	80,493
Clifton Savings Bancorp, Inc.	197	2,330
CoBiz, Inc. (a)	1,066	18,250
Colonial Bancgroup, Inc.	4,297	92,901
Columbia Bankcorp Oregon	925	18,324
Columbia Banking System, Inc.	664	21,128
Comerica, Inc.	3,946	202,351
Commerce Bancorp, Inc. (a)	4,524	175,441
Commerce Bancshares, Inc.	1,781	81,730
Community Banks, Inc.	262	7,805
Community Trust Bancorp, Inc.	593	17,814
Corus Bankshares, Inc. (a)	1,796	23,384
Cullen Frost Bankers, Inc.	1,476	73,977
CVB Financial Corp. (a)	2,922	34,187
Dime Community Bancorp, Inc.	1,590	23,802
Downey Financial Corp.	762	44,044
East West Bancorp, Inc.	1,213	43,619
Enterprise Financial Services Corp. (a)	664	16,162
F.N.B. Corp. (a)	2,103	34,784
Farmers Capital Bank Corp.	169	4,806
Fifth Third Bancorp	14,967	507,082
Financial Institutions, Inc.	88	1,591
First BanCorp Puerto Rico (a)	2,458	23,351
First Bancorp (a)	847	17,262
First Busey Corp. (a)	1,122	24,583
First Charter Corp.	168	5,069
First Citizens Bancshares, Inc.	287	50,053
First Commonwealth Financial Corp. (a)	497	5,497
First Community Bancorp	829	45,355
First Community Bancshares, Inc.	531	19,238
First Financial Corp. (a)	683	20,695
First Financial Holdings, Inc.	656	20,520
First Horizon National Corp. (a)	2,789	74,355
First Indiana Corp.	926	29,002
First Merchants Corp.	46	992
First Midwest BanCorp, Inc., Illinois	1,369	46,765
First Niagara Financial Group, Inc.	3,141	44,445
First of Long Island Corp.	143	2,778
First Place Financial Corp. (a)	833	14,744
First Regional Bancorp *	587	14,399
First South Bancorp, Inc. (a)	610	15,958
FirstFed Financial Corp. * (a)	486	24,081
FirstMerit Corp. (a)	2,354	46,515
Flagstar Bancorp, Inc. (a)	2,210	21,503
Flushing Financial Corp.	1,153	19,370
FNB Corp. of North Carolina	207	3,308
FNB Corp. of Virginia	18	542
Franklin Bank Corp. *	1,004	9,237
Frontier Financial Corp. (a)	1,442	33,642
GB&T Bancshares, Inc. (a)	1,107	14,668
Glacier Bancorp, Inc.	1,676	37,744

The accompanying notes are an integral part of the financial statements.
393

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Greater Bay Bancorp	1,569	$43,304
Greene County Bancshares, Inc.	676	24,640
Greenhill & Company, Inc.	829	50,610
Hancock Holding Company	1,005	40,280
Hanmi Financial Corp.	1,540	23,855
Harleysville National Corp. (a)	1,225	19,465
Heartland Financial USA, Inc. (a)	860	17,673
Heritage Commerce Corp.	803	17,000
Heritage Financial Group	60	830
Home Bancshares, Inc.	836	18,216
Home Federal Bancorp, Inc.	1,193	15,879
Horizon Financial Corp.	798	16,183
Hudson City Bancorp, Inc.	15,396	236,790
Huntington BancShares, Inc.	9,708	164,840
Independent Bank Corp. - MA	475	14,107
Independent Bank Corp. - MI	984	10,873
International Bancshares Corp.	2,049	44,463
KeyCorp	10,478	338,754
K-Fed Bancorp	980	12,907
Lakeland Bancorp, Inc. (a)	1,478	20,071
Lakeland Financial Corp.	83	1,918
M&T Bank Corp.	2,881	298,039
Macatawa Bank Corp. (a)	1,074	14,531
MainSource Financial Group, Inc. (a)	1,258	22,179
Marshall & Ilsley Corp.	6,572	287,656
MB Financial, Inc.	1,164	40,216
MBT Financial Corp. (a)	182	2,173
Mercantile Bank Corp.	615	13,198
MetroCorp Bancshares, Inc.	948	15,263
Midwest Banc Holdings, Inc. (a)	1,110	16,395
Nara Bancorp, Inc.	1,101	17,198
NASB Financial, Inc. (a)	529	18,991
National City Corp.	18,200	456,644
National Penn Bancshares, Inc. (a)	1,455	23,810
New York Community Bancorp, Inc. (a)	8,008	152,552
NewAlliance Bancshares, Inc. (a)	3,321	48,752
Northern Trust Corp.	5,805	384,697
Northwest Bancorp, Inc. (a)	1,641	46,703
OceanFirst Financial Corp.	1,092	19,034
Old National Bancorp	2,131	35,311
Old Second Bancorp, Inc.	720	20,520
Omega Financial Corp. (a)	801	21,154
Oriental Financial Group, Inc.	1,695	19,492
Oritani Financial Corp. *	1,515	23,998
Pacific Capital Bancorp (a)	1,461	38,424
Park National Corp. (a)	426	37,147
Partners Trust Financial Group, Inc.	1,977	24,060
Peapack Gladstone Financial Corp.	536	13,668
Peoples Bancorp, Inc.	861	22,541
PFF Bancorp, Inc.	97	1,488
Popular, Inc. (a)	6,547	80,397
PremierWest Bancorp	1,126	14,413

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
PrivateBancorp, Inc. (a)	690	$24,040
Prosperity Bancshares, Inc.	1,274	42,246
Provident Bankshares Corp.	1,083	33,930
Provident Financial Services, Inc.	2,071	33,902
Provident New York Bancorp	1,586	20,792
Regions Financial Corp.	19,890	586,357
Renasant Corp.	750	16,222
Republic Bancorp, Inc., Class A	884	14,003
Rockville Financial, Inc. (a)	1,128	16,085
Roma Financial Corp.	1,320	22,572
Royal Bancshares of Pennsylvania (a)	1,024	22,446
S & T Bancorp, Inc.	971	31,159
S.Y. Bancorp, Inc. (a)	851	23,011
Sandy Spring Bancorp, Inc.	713	21,476
Santander Bancorp (a)	1,507	19,350
Seacoast Banking Corp. of Florida (a)	814	15,222
Security Bank Corp. (a)	912	11,418
Shore Bancshares, Inc. (a)	785	18,950
Signature Bank *	871	30,685
Simmons First National Corp., Class A	650	17,121
Smithtown Bancorp, Inc. (a)	703	16,338
Southside Bancshares, Inc.	97	2,143
Sovereign Bancorp, Inc.	13,248	225,746
State Bancorp, Inc.	1,046	17,050
Sterling Bancshares, Inc.	2,235	25,501
Sterling Financial Corp., PA	1,131	19,397
Sterling Financial Corp., Spokane	1,486	39,988
Suffolk Bancorp	19	609
Sun Bancorp, Inc. of New Jersey *	1,080	18,900
SunTrust Banks, Inc.	9,587	725,448
Susquehanna Bancshares, Inc. (a)	1,642	33,004
SVB Financial Group *	977	46,271
Synergy Financial Group, Inc.	1,361	20,633
TCF Financial Corp.	3,463	90,661
Texas Capital Bancshares, Inc. *	85	1,848
TFS Financial Corp *	9,823	127,110
The South Financial Group, Inc.	2,151	48,914
Tierone Corp.	87	2,303
Trico Bancshares	584	13,006
Trustmark Corp.	1,739	48,762
U.S.B. Holding Company, Inc.	1,139	26,459
UCBH Holdings, Inc.	2,882	50,377
Umpqua Holdings Corp.	1,696	33,937
Union Bankshares Corp.	743	16,874
UnionBanCal Corp.	3,773	220,381
United Bankshares, Inc.	1,213	36,924
United Community Banks, Inc. (a)	1,250	30,650
United Financial Bancorp, Inc.	103	1,293
Univest Corp. of Pennsylvania (a)	737	17,482
US Bancorp	47,172	1,534,505
Valley National Bancorp (a)	3,150	69,867
ViewPoint Financial Group	1,116	20,624

The accompanying notes are an integral part of the financial statements.
394

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Vineyard National Bancorp Company (a)	811	$13,560
Virginia Commerce Bancorp, Inc. *	978	14,025
Virginia Financial Group, Inc.	740	14,067
W Holding Company, Inc. (a)	5,273	11,812
Wachovia Corp.	51,351	2,575,253
Washington Federal, Inc.	2,272	59,663
Washington Trust Bancorp, Inc.	879	23,707
Webster Financial Corp.	1,461	61,537
West Bancorp.	1,249	19,384
West Coast Bancorp	634	18,012
Westamerica Bancorp (a)	860	42,837
Western Alliance Bancorp * (a)	806	18,997
Westfield Financial, Inc.	1,964	19,070
Whitney Holding Corp.	1,815	47,880
Willow Grove Bancorp, Inc.	1,391	17,290
Wilmington Trust Corp.	1,731	67,336
Wilshire Bancorp, Inc.	1,210	13,274
Wintrust Financial Corp.	818	34,920
Yardville National Bancorp	662	22,263
Zions Bancorp	2,849	195,641

		21,312,376
Biotechnology - 1.29%
Abraxis BioScience, Inc. *	4,767	108,831
Acorda Therapeutics, Inc. *	731	13,414
Affymetrix, Inc. *	1,958	49,675
Alnylam Pharmaceuticals, Inc. *	1,210	39,652
Amgen, Inc. *	29,281	1,656,426
Applera Corp. - Celera Genomics Group *	2,359	33,168
Applera Corp.	4,395	152,243
Arena Pharmaceuticals, Inc. *	1,883	20,619
Arqule, Inc. *	1,423	10,146
Bio Reference Labs, Inc. *	537	18,129
Biogen Idec, Inc. *	7,700	510,741
BioMimetic Therapeutics, Inc. *	705	9,405
Bio-Rad Laboratories, Inc., Class A *	773	69,957
Cephalon, Inc. *	1,597	116,677
Charles River Laboratories International, Inc. *	1,829	102,698
Coley Pharmaceutical Group, Inc. * (a)	1,450	4,553
Cytokinetics, Inc. *	2,095	10,726
Exelixis, Inc. *	3,023	32,014
Genentech, Inc. *	28,036	2,187,369
Genomic Health, Inc. *	897	17,213
Genvec, Inc. * (a)	2,883	6,775
Genzyme Corp. *	7,046	436,570
Geron Corp. * (a)	2,312	16,924
GTx, Inc. *	1,104	17,973
Human Genome Sciences, Inc. * (a)	4,053	41,705
Illumina, Inc. * (a)	1,747	90,634
Immucor, Inc. *	1,993	71,250
Integra LifeSciences Holdings Corp. * (a)	837	40,661
Intermune, Inc. * (a)	1,056	20,201

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Biotechnology (continued)
Invitrogen Corp. *	1,070	$87,451
Keryx Biopharmaceuticals, Inc. *	1,631	16,212
Kosan Biosciences, Inc. *	1,938	9,709
Lexicon Genetics, Inc. *	3,882	13,432
Martek Biosciences Corp. * (a)	1,093	31,730
Medarex, Inc. *	3,755	53,171
Medivation, Inc. *	907	18,185
Metabasis Therapeutics, Inc. *	1,496	4,368
MGI Pharma, Inc. *	2,332	64,783
Millennium Pharmaceuticals, Inc. *	9,096	92,324
Millipore Corp. *	1,167	88,459
Momenta Pharmaceuticals, Inc. * (a)	1,174	13,372
Monogram Biosciences, Inc. * (a)	6,372	9,112
Myriad Genetics, Inc. *	1,289	67,221
Nabi Biopharmaceuticals * (a)	2,577	10,463
Nektar Therapeutics *	2,762	24,388
Neurocrine Biosciences, Inc. * (a)	1,366	13,660
Osiris Therapeutics, Inc. * (a)	965	12,429
Pharmanet Development Group, Inc. *	600	17,418
PRA International *	797	23,432
Progenics Pharmaceuticals, Inc. *	857	18,948
Regeneration Technologies, Inc. *	1,495	16,026
Sangamo Biosciences, Inc. * (a)	1,496	21,109
Techne Corp. *	729	45,985
Telik, Inc. * (a)	2,257	6,568
Tercica, Inc. * (a)	2,356	14,607

		6,700,911
Broadcasting - 0.92%
Acacia Research - Acacia Technologies *	1,102	16,177
Belo Corp., Class A	2,730	47,393
CBS Corp., Class B	18,234	574,371
Citadel Broadcasting Corp.	8,132	33,829
CKX, Inc. *	2,680	32,991
Clear Channel Communications, Inc.	13,230	495,331
Cox Radio, Inc., Class A *	1,499	19,562
Crown Media Holdings, Inc., Class A * (a)	3,574	25,697
Cumulus Media, Inc., Class A * (a)	1,922	19,643
Discovery Holding Company *	7,072	204,027
Emmis Communications Corp., Class A *	1,619	7,998
Entercom Communications Corp.	1,131	21,862
Entravision Communications Corp., Class A *	3,274	30,186
Fisher Communications, Inc. *	375	18,701
Gray Television, Inc.	1,676	14,229
Hearst Argyle Television, Inc.	2,641	68,560
Journal Communications, Inc.	671	6,361
Liberty Global, Inc., Class A * (a)	10,785	442,401
Liberty Media Corp. - Capital, Series A *	3,567	445,269
Mediacom Communications Corp., Class A *	3,494	24,633
New Frontier Media, Inc.	1,537	9,422
News Corp., Class A	85,893	1,888,787
Nexstar Broadcasting Group, Inc. *	1,128	11,833

The accompanying notes are an integral part of the financial statements.
395

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting (continued)
Radio One, Inc., Class A *	3,792	$14,030
Salem Communications Corp., Class A *	1,338	10,704
Sinclair Broadcast Group, Inc., Class A (a)	2,506	30,172
Sirius Satellite Radio, Inc. * (a)	40,330	140,752
Westwood One, Inc.	3,216	8,844
World Wrestling Entertainment, Inc., Class A	1,405	21,188
XM Satellite Radio Holdings, Inc., Class A *	8,808	124,809

		4,809,762
Building Materials & Construction - 0.31%
American Standard Companies, Inc.	5,252	187,076
Apogee Enterprises, Inc.	889	23,061
Armstrong World Industries, Inc. *	1,536	62,346
Beacon Roofing Supply, Inc. * (a)	1,415	14,461
BlueLinx Holdings, Inc. (a)	1,290	9,082
Builders FirstSource, Inc. *	1,137	12,257
Drew Industries, Inc. *	675	27,459
Dycom Industries, Inc. *	1,168	35,776
Eagle Materials, Inc.	1,357	48,499
EMCOR Group, Inc. *	1,730	54,253
Foster Wheeler, Ltd. *	1,736	227,902
Granite Construction, Inc.	1,167	61,874
Griffon Corp. *	878	13,258
Interline Brands, Inc. *	979	22,507
KBR, Inc. *	3,888	150,738
Lennox International, Inc.	1,945	65,741
LSI Industries, Inc.	891	18,283
Masco Corp.	10,374	240,365
NCI Building Systems, Inc. * (a)	580	25,062
Owens Corning, Inc. * (a)	2,901	72,670
Perini Corp. *	762	42,619
RPM International, Inc.	3,357	80,400
Texas Industries, Inc. (a)	674	52,909
Trex Company, Inc. * (a)	600	6,672
U.S. Concrete, Inc. *	1,552	10,228
WCI Communities, Inc. * (a)	1,323	7,925
Williams Scotsman International, Inc. *	1,259	34,887

		1,608,310
Business Services - 1.80%
ABM Industries, Inc.	1,431	28,591
Accenture, Ltd., Class A	21,010	845,652
Acxiom Corp.	2,274	45,002
Administaff, Inc.	841	30,528
Affiliated Computer Services, Inc., Class A *	2,413	121,229
Alliance Data Systems Corp. *	1,961	151,860
AMERCO, Inc. * (a)	624	39,599
Arbitron, Inc.	845	38,312
Automatic Data Processing, Inc.	14,928	685,643
BearingPoint, Inc. *	6,095	24,685
Black Box Corp.	555	23,732
Bowne & Company, Inc.	63	1,050
Bright Horizons Family Solutions, Inc. *	804	34,443

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Brinks Company	1,339	$74,823
Cadence Design Systems, Inc. *	6,922	153,599
Catalina Marketing Corp. *	1,319	42,722
CDI Corp.	645	17,983
Ceridian Corp. *	3,333	115,788
ChoicePoint, Inc. *	2,210	83,803
Coinstar, Inc. *	826	26,572
Compucredit Corp. *	1,448	31,436
Computer Sciences Corp. *	4,414	246,743
COMSYS IT Partners, Inc. *	677	11,380
Convergys Corp. *	3,095	53,729
Core-Mark Holding Company, Inc. *	447	15,748
Cornell Corrections, Inc. *	573	13,494
Corporate Executive Board Company	1,123	83,371
CoStar Group, Inc. *	612	32,711
CRA International, Inc. *	388	18,698
CSG Systems International, Inc. *	1,417	30,111
Deluxe Corp.	1,460	53,786
Diamond Management & Technology
Consultants, Inc.	1,208	11,114
DST Systems, Inc. *	1,816	155,831
Dun & Bradstreet Corp.	1,657	163,397
Electro Rent Corp.	1,061	14,865
Electronic Data Systems Corp.	13,975	305,214
Ennis Business Forms, Inc.	823	18,139
Equifax, Inc.	3,760	143,331
Euronet Worldwide, Inc. * (a)	1,160	34,533
Exponent, Inc. *	752	18,868
EZCORP, Inc., Class A *	1,341	18,036
FactSet Research Systems, Inc.	1,353	92,748
Fair Isaac Corp.	1,609	58,101
Fiserv, Inc. *	4,510	229,379
Fluor Corp.	2,219	319,492
Forrester Research, Inc. *	759	17,890
FTI Consulting, Inc. *	1,190	59,869
Gartner Group, Inc., Class A *	3,257	79,666
Gevity HR, Inc.	895	9,174
Global Cash Access, Inc. *	2,505	26,528
Global Payments, Inc.	2,240	99,053
GSI Commerce, Inc. * (a)	1,379	36,681
H & R Block, Inc.	8,294	175,667
Harte-Hanks, Inc.	2,145	42,214
Healthcare Services Group, Inc.	1,207	24,466
Heidrick & Struggles International, Inc. *	532	19,391
Hewitt Associates, Inc., Class A *	3,073	107,709
Hudson Highland Group, Inc. *	889	11,317
Huron Consulting Group, Inc. *	543	39,433
ICT Group, Inc. *	651	8,730
Informatica Corp. *	2,600	40,820
Insight Enterprises, Inc. *	1,497	38,638
Intervoice Brite, Inc. *	1,914	17,972
Iron Mountain, Inc. *	4,732	144,231

The accompanying notes are an integral part of the financial statements.
396

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Jackson Hewitt Tax Service, Inc.	999	$27,932
Jacobs Engineering Group, Inc. *	3,253	245,862
Kelly Services, Inc., Class A	1,113	22,048
Kendle International, Inc. *	481	19,976
Kenexa Corp. *	756	23,270
Kforce, Inc. *	1,316	16,924
Korn/Ferry International *	1,228	20,274
Labor Ready, Inc. *	1,566	28,987
LECG Corp. *	977	14,557
Manpower, Inc.	2,141	137,773
MAXIMUS, Inc.	669	29,155
McGrath Rentcorp	749	24,897
Michael Baker Corp. *	434	21,270
Moody's Corp.	7,629	384,502
MPS Group, Inc. *	3,047	33,974
Navigant Consulting Company * (a)	1,657	20,978
NCR Corp. *	4,604	229,279
On Assignment, Inc. *	1,236	11,544
Paychex, Inc.	10,103	414,223
Perot Systems Corp., Class A *	3,415	57,748
PHH Corp. *	1,499	39,394
Pitney Bowes, Inc.	5,637	256,033
Pre-Paid Legal Services, Inc. *	420	23,293
QC Holdings, Inc. (a)	963	13,915
Quest Software, Inc. *	2,958	50,759
R.H. Donnelley Corp. *	1,727	96,747
R.R. Donnelley & Sons Company	5,573	203,749
Resource America, Inc.	693	10,942
Resources Connection, Inc. *	1,426	33,012
Robert Half International, Inc.	4,154	124,038
Rollins, Inc.	1,986	53,006
SAIC, Inc. *	2,814	54,001
ScanSource, Inc. *	798	22,432
SonicWALL, Inc. *	2,222	19,398
Sotheby's	1,829	87,408
Source Interlink Companies *	2,192	7,716
Spherion Corp. *	1,978	16,338
SRA International, Inc., Class A *	1,633	45,855
Standard Parking Corp. *	426	16,951
Stanley, Inc. *	916	25,236
SYNNEX Corp. *	989	20,334
Syntel, Inc.	1,212	50,395
TeleTech Holdings, Inc. *	1,997	47,748
Tetra Tech, Inc. *	1,763	37,235
Total Systems Services, Inc. (a)	4,919	136,650
Tyler Technologies, Inc. *	1,385	18,490
Unisys Corp. *	9,970	66,001
URS Corp. *	1,451	81,909
Viad Corp.	648	23,328
Volt Information Sciences, Inc. *	717	12,648
Waste Industries USA	591	16,914
Watson Wyatt Worldwide, Inc., Class A	1,189	53,434

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Wind River Systems, Inc. *	2,767	$32,568

		9,342,370
Cable & Television - 1.49%
Cablevision Systems Corp., Class A *	7,537	263,343
Charter Communications, Inc., Class A *	12,210	31,502
Comcast Corp., Class A *	84,243	2,036,996
DIRECTV Group, Inc. *	32,799	796,360
E.W. Scripps Company, Class A	3,950	165,900
EchoStar Communications Corp., Class A *	11,938	558,818
Gemstar-TV Guide International, Inc. *	12,584	87,584
Knology, Inc. *	1,190	19,909
Lin TV Corp. *	1,654	21,518
LodgeNet Entertainment Corp. *	636	16,129
Outdoor Channel Holdings, Inc. *	1,299	11,730
Time Warner Cable, Inc. *	26,275	861,820
Time Warner Telecom, Inc., Class A *	4,094	89,945
Time Warner, Inc.	100,839	1,851,404
TiVo, Inc. * (a)	3,219	20,441
Viacom, Inc., Class B *	18,515	721,529
Virgin Media, Inc.	8,366	203,043

		7,757,971
Cellular Communications - 0.66%
ALLTEL Corp.	9,791	682,237
Brightpoint, Inc. *	1,556	23,356
Crown Castle International Corp. *	7,416	301,312
Dobson Communications Corp., Class A *	5,000	63,950
iPCS, Inc. *	514	17,676
Leap Wireless International, Inc. *	1,646	133,935
Metropcs Communications, Inc. * (a)	9,352	255,123
Motorola, Inc.	65,141	1,207,063
NII Holdings, Inc. *	4,309	353,984
Novatel Wireless, Inc. *	968	21,925
RF Micro Devices, Inc. *	5,698	38,348
Rural Cellular Corp., Class A *	547	23,794
SunCom Wireless Holdings, Inc. *	1,767	45,589
Syniverse Holdings, Inc. *	2,124	33,772
Telephone & Data Systems, Inc.	2,920	194,910
USA Mobility, Inc.	920	15,520

		3,412,494
Chemicals - 1.41%
A. Schulman, Inc.	885	17,461
Aceto Corp.	1,602	14,418
Air Products & Chemicals, Inc.	5,749	562,022
Airgas, Inc.	2,182	112,657
Albany Molecular Research, Inc. *	180	2,718
Albemarle Corp.	2,130	94,146
American Vanguard Corp. (a)	982	19,169
Arch Chemicals, Inc.	744	34,879
Ashland, Inc.	1,682	101,273
Balchem Corp.	759	15,491
Cabot Corp.	1,394	49,529

The accompanying notes are an integral part of the financial statements.
397

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Chemicals (continued)
Calgon Carbon Corp. * (a)	1,596	$22,280
Cambrex Corp.	856	9,322
Celanese Corp., Series A	4,460	173,851
CF Industries Holdings, Inc.	1,583	120,165
Chemtura Corp.	6,980	62,052
Cytec Industries, Inc.	1,286	87,950
Dow Chemical Company	26,036	1,121,110
E.I. Du Pont de Nemours & Company	24,847	1,231,417
Eastman Chemical Company	1,928	128,655
Ferro Corp.	1,253	25,035
FMC Corp.	1,652	85,937
Georgia Gulf Corp. (a)	1,154	16,041
H.B. Fuller Company	1,738	51,584
Hercules, Inc.	3,241	68,126
Huntsman Corp.	5,292	140,185
Innophos Holdings, Inc.	922	14,051
Kronos Worldwide, Inc.	1,461	27,584
Landec Corp. *	1,071	16,558
Lubrizol Corp.	1,589	103,380
Lyondell Chemical Company	6,428	297,938
Metabolix, Inc. *	695	16,861
Minerals Technologies, Inc.	559	37,453
Newmarket Corp.	533	26,319
Nl Industries, Inc. (a)	1,781	20,179
Olin Corp.	2,206	49,370
OM Group, Inc. *	856	45,205
PolyOne Corp. *	3,022	22,574
PPG Industries, Inc.	4,312	325,772
Praxair, Inc.	8,785	735,832
Quaker Chemical Corp.	725	17,052
Rockwood Holdings, Inc. *	2,132	76,390
Rohm & Haas Company	5,677	316,039
Sensient Technologies Corp.	1,417	40,909
Sigma-Aldrich Corp.	3,585	174,733
Stepan Company	567	17,526
Terra Industries, Inc. *	2,725	85,183
Terra Nitrogen Company, LP	555	70,391
The Scotts Company, Class A	1,399	59,807
Tronox, Inc., Class A	1,586	14,750
UAP Holding Corp.	1,525	47,824
Valhi, Inc. (a)	3,355	79,681
Valspar Corp.	2,787	75,834
W. R. Grace & Company *	1,990	53,451
Westlake Chemical Corp. (a)	1,895	48,000
Zoltek Companies, Inc. *	817	35,646

		7,319,765
Coal - 0.18%
Alliance Holdings GP LP	1,719	41,393
Alpha Natural Resources, Inc. *	1,953	45,368
Arch Coal, Inc.	3,532	119,170
CONSOL Energy, Inc.	4,741	220,931

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Coal (continued)
Foundation Coal Holdings, Inc.	1,332	$52,214
International Coal Group, Inc. * (a)	4,947	21,965
Massey Energy Company	2,348	51,233
Peabody Energy Corp.	7,084	339,111
Penn Virginia Resource Partners LP *	1,332	36,497

		927,882
Colleges & Universities - 0.04%
Career Education Corp. *	2,106	58,947
Corinthian Colleges, Inc. *	2,637	41,955
ITT Educational Services, Inc. *	985	119,864

		220,766
Commercial Services - 0.16%
CB Richard Ellis Group, Inc. *	5,806	161,639
CBIZ, Inc. *	2,619	20,821
Cenveo, Inc. *	1,585	34,284
Chemed Corp.	774	48,112
Coinmach Service Corp.	559	6,702
DynCorp International, Inc. *	1,682	38,871
Exlservice Holdings, Inc. *	919	19,538
First Advantage Corp., Class A *	1,878	33,184
Great Lakes Dredge & Dock Company *	1,642	14,384
HMS Holdings Corp. *	816	20,082
Live Nation, Inc. *	1,912	40,630
Macquarie Infrastructure Company LLC	993	38,320
Morningstar, Inc. *	1,156	70,978
Perficient, Inc. *	869	19,005
Pool Corp. (a)	1,450	36,221
Providence Service Corp. *	554	16,266
Shaw Group, Inc. *	2,270	131,887
Team, Inc. *	726	19,878
TNS, Inc. *	1,236	19,850
Wright Express Corp. *	1,219	44,481

		835,133
Computers & Business Equipment - 4.79%
3Com Corp. *	11,943	58,998
3D Systems Corp. * (a)	736	17,384
Acme Packet, Inc. * (a)	1,854	28,589
Agilysys, Inc. (a)	989	16,714
Apple, Inc. *	23,138	3,552,608
Avanex Corp. * (a)	7,494	12,290
Avocent Corp. *	1,518	44,204
Benchmark Electronics, Inc. *	2,070	49,411
BigBand Networks, Inc. * (a)	1,689	10,810
Blue Coat Systems, Inc. *	460	36,230
Brocade Communications Systems, Inc. *	11,421	97,764
CACI International, Inc., Class A *	866	44,244
CDW Corp. *	1,949	169,953
Cisco Systems, Inc. *	163,400	5,410,174
Cogent, Inc. *	2,887	45,268
Cognizant Technology Solutions Corp.,
Class A *	3,735	297,941

The accompanying notes are an integral part of the financial statements.
398

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Cray, Inc. *	1,124	$8,093
Dell, Inc. *	61,193	1,688,927
Diebold, Inc.	1,764	80,121
Digi International, Inc. *	1,129	16,077
Echelon Corp. * (a)	1,365	34,139
Electronics for Imaging, Inc. *	1,680	45,125
EMC Corp. *	59,436	1,236,269
EMS Technologies, Inc. *	758	18,594
Extreme Networks, Inc. *	4,335	16,646
Falconstor Software, Inc. * (a)	1,665	20,063
Foundry Networks, Inc. *	4,199	74,616
Gateway, Inc. *	11,638	21,879
Hewlett-Packard Company	70,575	3,513,929
Hypercom Corp. *	2,283	10,319
IHS, Inc., Class A *	1,699	95,976
Immersion Corp. *	1,182	19,361
Ingram Micro, Inc., Class A *	3,642	71,420
InPhonic, Inc. * (a)	1,417	3,897
Intermec, Inc. * (a)	1,879	49,079
Internap Network Services Corp. *	1,494	21,170
International Business Machines Corp.	36,800	4,335,040
Isilon Systems, Inc. *	1,888	14,538
Ixia *	2,255	19,664
Jack Henry & Associates, Inc.	2,624	67,857
Juniper Networks, Inc. *	15,176	555,593
L-1 Identity Solutions, Inc. *	2,141	40,358
Lexmark International, Inc. *	2,357	97,886
Micros Systems, Inc. *	1,117	72,683
Mindspeed Technologies, Inc. * (a)	5,134	8,522
MTS Systems Corp.	582	24,211
National Instruments Corp.	2,281	78,307
NETGEAR, Inc. *	980	29,812
Netscout Systems, Inc. *	1,559	16,993
Network Appliance, Inc. *	9,937	267,405
Palm, Inc. *	2,964	48,224
Parametric Technology Corp. *	3,287	57,260
Plexus Corp. *	1,441	39,483
Quantum Corp. *	6,775	23,035
Rackable Systems, Inc. *	1,013	13,139
Radiant Systems, Inc. *	1,129	17,872
RadiSys Corp. *	921	11,466
Rimage Corp. *	490	10,996
SanDisk Corp. *	5,934	326,963
Seagate Technology	14,389	368,071
SI International, Inc. *	529	15,114
Sigma Designs, Inc. *	720	34,733
Silicon Graphics, Inc. * (a)	457	9,026
Silicon Storage Technology, Inc. *	3,647	11,743
Smart Modular Technologies (WWH), Inc. *	1,749	12,505
Sonic Solutions * (a)	988	10,344
Standard Microsystems Corp. *	690	26,510

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
STEC, Inc. *	1,569	$11,971
Stratasys, Inc. *	672	18,520
Sun Microsystems, Inc. *	97,431	546,588
Super Micro Computer, Inc. *	1,155	11,273
Sykes Enterprises, Inc. *	1,248	20,729
Synaptics, Inc. *	775	37,014
Tech Data Corp. *	1,582	63,470
Trident Microsystems, Inc. *	1,654	26,282
Western Digital Corp. *	5,182	131,208
Xerox Corp. *	26,099	452,557

		24,923,247
Construction & Mining Equipment - 0.25%
A.S.V., Inc. * (a)	982	13,777
Astec Industries, Inc. *	649	37,285
Buckeye Partners LP * (a)	1,103	53,981
Bucyrus International, Inc., Class A	889	64,835
Carbo Ceramics, Inc. (a)	761	38,605
Gulf Islands Fabrication, Inc.	535	20,539
Joy Global, Inc.	2,723	138,492
Kaman Corp., Class A	818	28,270
Layne Christensen Company *	514	28,517
Matrix Service Company *	756	15,838
National Oilwell Varco, Inc. *	4,728	683,196
Rowan Companies, Inc.	3,019	110,435
Washington Group International, Inc. *	823	72,268

		1,306,038
Construction Materials - 0.20%
Ameron International Corp.	283	29,933
Applied Industrial Technologies, Inc.	1,338	41,251
Clarcor, Inc.	1,476	50,494
Columbus McKinnon Corp. *	640	15,930
Comfort Systems USA, Inc.	1,365	19,383
Florida Rock Industries, Inc.	1,550	96,859
Louisiana-Pacific Corp. (a)	2,956	50,163
Martin Marietta Materials, Inc.	1,135	151,579
Sherwin-Williams Company	3,428	225,254
Simpson Manufacturing Company, Inc.	1,439	45,832
Universal Forest Products, Inc.	590	17,641
USG Corp. * (a)	2,127	79,869
Vulcan Materials Company	2,470	220,200

		1,044,388
Containers & Glass - 0.18%
Ball Corp.	2,855	153,456
Bemis Company, Inc.	2,662	77,491
Graphic Packaging Corp. *	6,396	28,910
Greif, Inc., Class A	1,311	79,551
Mobile Mini, Inc. *	1,081	26,117
Owens-Illinois, Inc. *	3,750	155,438
Packaging Corp. of America	2,644	76,861
Pactiv Corp. *	3,074	88,101

The accompanying notes are an integral part of the financial statements.
399

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Containers & Glass (continued)
Sealed Air Corp.	3,919	$100,170
Silgan Holdings, Inc.	1,091	58,641
Sonoco Products Company	2,655	80,128
TAL International Group, Inc.	1,012	25,371

		950,235
Correctional Facilities - 0.02%
Corrections Corp. of America *	3,400	88,978
The Geo Group, Inc. *	730	21,615

		110,593
Cosmetics & Toiletries - 1.73%
Alberto-Culver Company	2,583	64,033
Avon Products, Inc.	11,981	449,647
Bare Escentuals, Inc. *	2,019	50,213
Chattem, Inc. * (a)	529	37,305
Colgate-Palmolive Company	13,856	988,210
Elizabeth Arden, Inc. *	1,001	26,987
Estee Lauder Companies, Inc., Class A	5,349	227,119
Helen of Troy, Ltd. *	889	17,167
Intermediate Parfums, Inc.	832	19,693
International Flavors & Fragrances, Inc.	2,047	108,204
Kimberly-Clark Corp.	12,199	857,102
Nu Skin Enterprises, Inc., Class A	2,082	33,645
Physicians Formula Holdings, Inc. *	676	7,929
Playtex Products, Inc. *	1,992	36,414
Procter & Gamble Company	85,141	5,988,818
Revlon, Inc., Class A * (a)	16,608	19,099
Sally Beauty Holdings, Inc. *	5,185	43,813
Steiner Leisure, Ltd. *	501	21,743

		8,997,141
Crude Petroleum & Natural Gas - 1.67%
Allis-Chalmers Energy, Inc. * (a)	1,028	19,470
Apache Corp.	8,783	790,997
Arena Resources, Inc. * (a)	439	28,754
Bill Barrett Corp. * (a)	1,313	51,745
Bois d'Arc Energy, Inc. *	2,151	41,235
Cabot Oil & Gas Corp.	2,697	94,827
Carrizo Oil & Gas, Inc. * (a)	768	34,452
Chesapeake Energy Corp.	12,453	439,093
Cimarex Energy Company	2,198	81,875
CNX Gas Corp. * (a)	3,661	105,327
Contango Oil & Gas Company * (a)	570	20,634
Devon Energy Corp.	11,961	995,155
Edge Petroleum Corp. * (a)	1,109	14,240
Endeavour International Corp. *	7,083	8,004
EOG Resources, Inc.	6,445	466,167
EXCO Resources, Inc. *	3,046	50,381
Forest Oil Corp. *	1,695	72,953
FX Energy, Inc. * (a)	1,670	12,441
Genesis Energy LP	533	14,844
GMX Resources, Inc. * (a)	481	15,474
Goodrich Petroleum Corp. * (a)	854	27,072

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Gulfport Energy Corp. *	1,214	$28,723
Harvest Natural Resources, Inc. *	1,643	19,617
Marathon Oil Corp.	18,908	1,078,134
MarkWest Hydrocarbon, Inc.	366	21,276
Newfield Exploration Company *	3,164	152,378
Noble Energy, Inc.	4,493	314,690
Occidental Petroleum Corp.	22,942	1,470,123
Parallel Petroleum Corp. *	1,145	19,454
Patterson-UTI Energy, Inc.	3,713	83,802
Penn Virginia Corp.	1,080	47,498
Petroquest Energy, Inc. *	1,625	17,436
Pioneer Natural Resources Company	3,005	135,165
Plains Exploration & Production Company *	1,611	71,238
Pogo Producing Company	1,553	82,480
Quest Resource Corp. *	1,485	14,330
Quicksilver Resources, Inc. * (a)	1,731	81,444
Southwestern Energy Company *	4,258	178,197
SulphCo, Inc. * (a)	2,556	22,493
Sunoco, Inc.	3,174	224,656
Swift Energy Company *	852	34,864
TEPPCO Partners LP (a)	1,995	75,950
Toreador Resources Corp. * (a)	720	8,518
TXCO Resources, Inc. *	1,406	12,598
Ultra Petroleum Corp. *	3,857	239,288
Unit Corp. *	1,258	60,887
Vaalco Energy, Inc. *	2,317	10,589
Venoco, Inc. *	1,317	22,587
W&T Offshore, Inc.	2,184	53,246
Western Refining, Inc. (a)	1,952	79,212
Whiting Petroleum Corp. *	1,078	47,917
XTO Energy, Inc.	9,832	608,011

		8,701,941
Diversified Financial Services - 0.03%
Icahn Enterprises LP *	1,530	178,398

Domestic Oil - 0.32%
Atlas America, Inc.	877	45,280
Berry Petroleum Company, Class A	1,327	52,536
BP Prudhoe Bay Royalty Trust	440	33,048
Brigham Exploration Company *	2,301	13,645
Comstock Resources, Inc. *	1,286	39,660
Continental Resources, Inc. *	4,415	80,088
Delta Petroleum Corp. * (a)	1,714	30,766
Denbury Resources, Inc. *	3,315	148,147
Dorchester Minerals LP *	306	6,227
Double Eagle Petroleum & Mining Company * (a)	749	13,415
Encore Aquisition Company *	1,617	51,178
Energy Partners, Ltd. *	1,053	15,458
EnergySouth, Inc. (a)	103	5,193
Enterprise Products Partners LP	12,042	364,271
Frontier Oil Corp.	2,568	106,932

The accompanying notes are an integral part of the financial statements.
400

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Domestic Oil (continued)
Helix Energy Solutions Group, Inc. *	2,588	$109,886
Holly Corp.	1,262	75,505
Mariner Energy, Inc. *	2,543	52,666
McMoran Exploration Company * (a)	1,203	16,180
Meridian Resource Corp. *	4,835	11,991
Oil States International, Inc. *	1,404	67,813
Range Resources Corp.	3,337	135,682
St. Mary Land & Exploration Company	1,513	53,969
Stone Energy Corp. *	956	38,250
Sunoco Logistics Partners LP * (a)	825	42,199
Union Drilling, Inc. *	1,020	14,872
Warren Resources, Inc. *	1,796	22,522
Williams Clayton Energy, Inc. *	539	17,787

		1,665,166
Drugs & Health Care - 0.53%
Abaxis, Inc. *	723	16,231
Abiomed, Inc. * (a)	1,254	15,587
Acadia Pharmaceuticals, Inc. * (a)	1,206	18,150
Accelrys, Inc. *	2,140	14,659
Alpharma Inc., Class A	1,627	34,753
Ariad Pharmaceuticals, Inc. * (a)	2,784	12,890
Arrow International, Inc.	1,346	61,230
BioMarin Pharmaceutical, Inc. *	2,722	67,778
Candela Corp. *	1,035	8,787
CV Therapeutics, Inc. * (a)	2,109	18,939
Datascope Corp.	558	18,866
Dendreon Corp. * (a)	2,443	18,787
Durect Corp. * (a)	2,937	16,095
Gentiva Health Services, Inc. *	919	17,654
Hansen Medical, Inc. *	815	22,095
I-Flow Corp. * (a)	949	17,642
ImClone Systems, Inc. *	2,389	98,761
Immunogen, Inc. *	2,179	10,132
Immunomedics, Inc. *	2,368	5,423
Invacare Corp.	1,176	27,495
K-V Pharmaceutical Company, Class A *	1,449	41,441
Landauer, Inc.	396	20,180
Luminex Corp. *	1,163	17,538
Mannatech, Inc. (a)	980	7,938
Matria Healthcare, Inc. *	713	18,652
Maxygen, Inc. *	1,541	10,494
Medical Action, Inc. *	640	15,142
Mentor Corp. (a)	1,233	56,780
Meridian Bioscience, Inc.	1,225	37,142
Molina Healthcare, Inc. *	814	29,524
Neurogen Corp. *	1,842	8,178
OraSure Technologies, Inc. *	1,961	19,708
Pain Therapeutics, Inc. * (a)	1,748	16,344
Parexel International Corp. *	797	32,892
Perrigo Company	2,754	58,798
Quidel Corp. *	1,151	22,514

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Drugs & Health Care (continued)
Res-Care, Inc. *	987	$22,543
Savient Pharmaceuticals, Inc. *	1,680	24,444
Seattle Genetics, Inc. *	1,805	20,288
Third Wave Technologies, Inc. *	2,284	19,711
Vital Signs, Inc.	412	21,482
Vivus, Inc. *	2,293	11,373
West Pharmaceutical Services, Inc.	942	39,244
Wyeth	35,837	1,596,538
XenoPort, Inc. *	744	35,005
Zymogenetics, Inc. *	2,284	29,806

		2,755,653
Educational Services - 0.10%
Apollo Group, Inc., Class A *	4,474	269,111
Capella Education Co. *	508	28,402
DeVry, Inc.	2,026	74,982
INVESTools, Inc. *	1,967	23,781
Leapfrog Enterprises, Inc., Class A * (a)	2,159	17,812
Lincoln Educational Services Corp. * (a)	950	12,388
Renaissance Learning, Inc. (a)	1,162	14,049
Strayer Education, Inc.	399	67,283
Universal Technical Institute, Inc. * (a)	890	16,020

		523,828
Electrical Equipment - 0.56%
A.O. Smith Corp.	903	39,624
Aaon, Inc.	903	17,816
American Science & Engineering, Inc. (a)	311	19,487
AMETEK, Inc.	2,950	127,499
Anaren, Inc. *	800	11,280
Anixter International, Inc. *	1,096	90,365
Audiovox Corp., Class A *	1,207	12,420
AZZ, Inc. *	436	15,243
Baldor Electric Company	1,202	48,020
Cohu, Inc.	860	16,125
Coleman Cable, Inc. *	604	8,359
Cooper Industries, Ltd., Class A	8,433	430,842
DTS, Inc. *	719	21,836
Emerson Electric Company	21,764	1,158,280
Encore Wire Corp. (a)	728	18,295
Excel Technology, Inc. *	644	16,068
FLIR Systems, Inc. *	1,402	77,657
Genlyte Group, Inc. *	788	50,637
GrafTech International, Ltd. *	3,091	55,143
Greatbatch, Inc. *	686	18,241
Houston Wire & Cable Company (a)	698	12,641
Hubbell, Inc., Class B	1,653	94,419
Lamson & Sessions Company *	565	15,232
Littelfuse, Inc. *	671	23,948
Methode Electronics, Inc.	1,289	19,399
Molex, Inc.	5,208	140,251
Plug Power, Inc. * (a)	4,305	13,346
Powell Industries, Inc. *	471	17,846

The accompanying notes are an integral part of the financial statements.
401

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment (continued)
Power-One, Inc. * (a)	3,350	$17,085
Preformed Line Products Company (a)	360	18,727
Tektronix, Inc.	1,659	46,021
Universal Electronics, Inc. *	533	17,323
Varian, Inc. *	879	55,913
Vicor Corp.	1,564	18,956
W.H. Brady Company, Class A	1,563	56,080
Watsco, Inc.	805	37,376
Wesco International, Inc. *	1,367	58,699

		2,916,499
Electrical Utilities - 2.33%
Allegheny Energy, Inc. *	4,307	225,084
Allete, Inc.	940	42,074
Alliant Energy Corp.	2,739	104,958
Ameren Corp.	5,634	295,785
American Electric Power Company, Inc.	10,633	489,969
Avista Corp.	1,662	33,822
Black Hills Corp.	493	20,223
CenterPoint Energy, Inc. (a)	8,765	140,503
Central Vermont Public Service Corp. (a)	521	19,037
Cleco Corp.	1,771	44,753
CMS Energy Corp.	6,338	106,605
Connecticut Water Service, Inc. (a)	575	13,317
Consolidated Edison, Inc.	7,067	327,202
Constellation Energy Group	4,799	411,706
Dominion Resources, Inc. (a)	7,811	658,467
DPL, Inc.	3,157	82,903
DTE Energy Company	4,493	217,641
Dynegy, Inc., Class A *	21,718	200,674
Edison International	8,796	487,738
El Paso Electric Company *	1,474	34,094
Empire District Electric Company	201	4,540
Entergy Corp.	5,562	602,309
Exelon Corp.	17,976	1,354,671
FirstEnergy Corp.	8,553	541,747
FPL Group, Inc.	10,851	660,609
Great Plains Energy, Inc.	2,242	64,592
Hawaiian Electric Industries, Inc. (a)	2,308	50,107
IDACORP, Inc. (a)	1,276	41,776
Integrys Energy Group, Inc.	1,928	98,771
ITC Holdings Corp.	1,254	62,136
MGE Energy, Inc.	740	24,746
Mirant Corp. *	6,803	276,746
Northeast Utilities	3,609	103,109
NorthWestern Corp.	1,137	30,892
NSTAR	2,946	102,550
OGE Energy Corp.	2,471	81,790
Otter Tail Corp. (a)	884	31,515
Pepco Holdings, Inc.	4,535	122,808
PG&E Corp.	9,431	450,802
Pike Electric Corp. *	989	18,554

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Utilities (continued)
Pinnacle West Capital Corp.	2,684	$106,045
PNM Resources, Inc.	2,144	49,912
Portland General Electric Company	1,867	51,903
PPL Corp.	10,242	474,205
Public Service Enterprise Group, Inc.	6,736	592,701
Puget Energy, Inc.	3,147	77,007
Quanta Services, Inc. *	4,790	126,702
Reliant Energy, Inc. *	8,893	227,661
Sierra Pacific Resources	6,404	100,735
TECO Energy, Inc.	4,688	77,024
The AES Corp. *	17,727	355,249
The Southern Company	19,729	715,768
UIL Holding Corp.	756	23,814
Unisource Energy Corp.	1,058	31,624
Unitil Corp.	302	8,909
Westar Energy, Inc.	2,507	61,572
Wisconsin Energy Corp.	3,163	142,430
Xcel Energy, Inc.	10,401	224,037

		12,128,623
Electronics - 0.99%
Adaptec, Inc. *	4,329	16,537
Agilent Technologies, Inc. *	10,998	405,606
Amphenol Corp., Class A	4,891	194,466
Anadigics, Inc. * (a)	1,721	31,116
Analogic Corp.	419	26,715
Arrow Electronics, Inc. *	2,840	120,757
Avnet, Inc. *	3,648	145,409
AVX Corp.	3,951	63,611
Axsys Technologies, Inc. *	750	23,220
Bel Fuse, Inc., Class B	449	15,562
Belden, Inc.	1,246	58,450
Checkpoint Systems, Inc. *	1,166	30,771
CTS Corp.	1,359	17,531
Cubic Corp.	235	9,910
Cynosure, Inc. *	415	15,313
Daktronics, Inc.	1,186	32,283
Dolby Laboratories, Inc., Class A *	2,523	87,851
DRS Technologies, Inc.	1,089	60,026
Electro Scientific Industries, Inc. *	968	23,193
Enersys *	1,439	25,571
FEI Company *	1,021	32,090
Franklin Electric, Inc. (a)	719	29,558
Garmin, Ltd. (a)	5,738	685,117
Harman International Industries, Inc.	1,667	144,229
Hutchinson Technology, Inc. * (a)	874	21,500
II-VI, Inc. *	898	31,008
Imation Corp.	1,021	25,045
Integrated Electrical Services, Inc. *	564	14,444
Integrated Silicon Solution, Inc. *	2,316	14,591
IPG Photonics Corp. *	1,327	26,089
Itron, Inc. * (a)	731	68,034

The accompanying notes are an integral part of the financial statements.
402

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Jabil Circuit, Inc.	6,031	$137,748
Kemet Corp. *	2,827	20,778
L-3 Communications Holdings, Inc.	3,233	330,219
LoJack Corp. *	713	13,518
Measurement Specialties, Inc. *	609	16,991
Medis Technologies, Ltd. * (a)	1,116	14,508
Mentor Graphics Corp. *	2,461	37,161
Mercury Computer Systems, Inc. *	1,135	11,668
MoSys, Inc. * (a)	1,460	10,308
Multi-Fineline Electronix, Inc. *	955	14,163
Newport Corp. *	1,337	20,363
OSI Systems, Inc. *	625	14,069
Park Electrochemical Corp.	692	23,237
Rogers Corp. *	559	23,025
Sanmina-SCI Corp. *	15,896	33,700
SiRF Technology Holdings, Inc. *	1,529	32,644
Solectron Corp. *	21,091	82,255
Stoneridge, Inc. *	1,083	11,047
Supertex, Inc. *	459	18,305
Sycamore Networks, Inc. *	8,872	36,109
Synopsys, Inc. *	3,350	90,718
Syntax-Brillian Corp. * (a)	1,995	8,120
Taser International, Inc. * (a)	2,096	32,886
Technitrol, Inc.	1,224	32,987
Teleflex, Inc.	1,065	82,985
Thermo Fisher Scientific, Inc. *	10,954	632,265
Thomas & Betts Corp. *	1,324	77,639
Trimble Navigation, Ltd. *	2,659	104,259
TTM Technologies, Inc. *	1,448	16,753
Tyco Electronics, Ltd.	13,338	472,548
Universal Display Corp. * (a)	1,093	19,368
Vishay Intertechnology, Inc. *	4,086	53,241
X-Rite, Inc.	1,267	18,295
Zebra Technologies Corp., Class A *	1,980	72,250
Zoran Corp. *	1,517	30,643
Zygo Corp. *	922	12,014

		5,154,390
Energy - 0.81%
Alon USA Energy, Inc.	1,343	45,367
Aventine Renewable Energy Holdings, Inc. * (a)	1,326	14,016
Calumet Specialty Products Partners LP *	849	41,737
Covanta Holding Corp. *	3,628	88,922
Duke Energy Corp.	34,162	638,488
Energen Corp.	1,964	112,184
Energy Conversion Devices, Inc. * (a)	1,178	26,764
Energy East Corp.	3,879	104,927
Evergreen Energy, Inc. * (a)	2,740	13,974
Evergreen Solar, Inc. *	2,144	19,146
First Solar, Inc. *	1,979	233,007
Fuelcell Energy, Inc. * (a)	2,314	20,687
GeoMet, Inc. * (a)	1,628	8,287

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy (continued)
Headwaters, Inc. *	1,251	$18,615
Horizon Offshore, Inc. *	1,107	18,265
McDermott International, Inc. *	5,650	305,552
MDU Resources Group, Inc.	4,248	118,264
New Jersey Resources Corp.	767	38,036
NRG Energy, Inc. *	6,452	272,855
ONEOK Partners LP	1,981	117,790
Ormat Technologies, Inc. (a)	1,154	53,476
Pacific Ethanol, Inc. * (a)	1,283	12,342
Progress Energy, Inc.	6,585	308,507
Rosetta Resources, Inc. *	1,512	27,730
SCANA Corp.	3,115	120,675
Sempra Energy	6,936	403,120
SunPower Corp., Class A. * (a)	1,747	144,687
TXU Corp.	12,316	843,277
US BioEnergy Corp. * (a)	1,977	15,243
VeraSun Energy Corp. * (a)	2,186	24,046
Verenium Corp. * (a)	1,901	10,037

		4,220,023
Financial Services - 8.19%
A.G. Edwards, Inc.	1,850	154,938
ACA Capital Holdings, Inc. * (a)	1,219	7,424
Advance America Cash Advance Centers, Inc.	2,424	25,864
Advanta Corp., Class B	1,254	34,385
Affiliated Managers Group, Inc. * (a)	834	106,343
AllianceBernstein Holding LP *	2,125	187,149
American Express Company	32,101	1,905,836
AmeriCredit Corp. *	3,354	58,963
Ameriprise Financial, Inc.	6,552	413,497
Asset Acceptance Capital Corp. *	1,236	14,338
Asta Funding, Inc. (a)	433	16,593
Authorize.Net Holdings, Inc. *	986	17,383
Bank of New York Mellon Corp.	30,348	1,339,561
Bankrate, Inc. * (a)	554	25,550
Bear Stearns Companies, Inc.	3,200	392,992
Blackrock, Inc., Class A	3,136	543,814
Broadridge Financial Solutions, Inc.	2,937	55,656
Calamos Asset Management, Inc.	810	22,866
Capital One Financial Corp.	11,020	732,059
CapitalSource, Inc. (a)	4,148	83,956
Cass Information Systems, Inc. (a)	461	16,490
Centerline Holding Company (a)	1,692	25,972
Charles Schwab Corp.	34,199	738,698
CIT Group, Inc.	5,300	213,060
Citigroup, Inc.	133,423	6,226,851
Clayton Holdings, Inc. *	734	5,879
CME Group, Inc. (a)	1,449	851,070
Cohen & Steers, Inc.	1,132	41,918
Countrywide Financial Corp.	15,933	302,886
Credit Acceptance Corp. * (a)	927	21,414
Cross Timbers Royalty Trust	168	6,710

The accompanying notes are an integral part of the financial statements.
403

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Delphi Financial Group, Inc.	915	$36,984
Discover Financial Services *	14,204	295,443
Dollar Financial Corp. *	740	21,112
E*TRADE Financial Corp. *	11,227	146,625
Eaton Vance Corp.	3,095	123,676
Epoch Holding Corp. *	769	10,828
FCStone Group, Inc. *	789	25,461
Federal Agricultural Mortgage Corp., Class C	542	15,913
Federal Home Loan Mortgage Corp.	18,523	1,093,042
Federal National Mortgage Association	26,006	1,581,425
Federated Investors, Inc., Class B	2,886	114,574
Fidelity National Financial, Inc., Class A	6,082	106,313
Fidelity National Information Services, Inc.	5,205	230,946
Financial Federal Corp.	827	23,164
Fortress Investment Group LLC., Class A (a)	10,945	233,347
Franklin Resources, Inc.	6,802	867,255
Fremont General Corp. (a)	2,499	9,746
Friedman, Billings, Ramsey Group, Inc. (a)	5,517	25,433
Fulton Financial Corp.	4,768	68,564
GATX Corp.	1,409	60,235
GFI Group, Inc. *	825	71,049
Goldman Sachs Group, Inc.	11,082	2,401,913
Heartland Payment Systems, Inc. (a)	1,134	29,144
Hugoton Royalty Trust, SBI (a)	1,129	26,690
IndyMac Bancorp, Inc. (a)	2,087	49,274
Interactive Brokers Group, Inc. *	1,247	32,746
Interactive Data Corp.	1,972	55,610
IntercontinentalExchange, Inc. *	1,780	270,382
International Securities Exchange
Holdings, Inc.	1,102	73,250
Investment Technology Group, Inc. *	1,258	54,069
Irwin Financial Corp.	1,128	12,431
Janus Capital Group, Inc.	4,910	138,855
Jefferies Group, Inc.	3,377	93,982
JP Morgan Chase & Company	91,121	4,175,164
KBW, Inc. * (a)	904	26,017
Kearny Financial Corp. (a)	2,566	32,819
Knight Capital Group, Inc. *	3,074	36,765
LaBranche & Company, Inc. * (a)	2,028	9,491
Ladenburg Thalmann Financial Services, Inc. * (a)	5,311	10,410
Lazard, Ltd., Class A	1,374	58,258
Legg Mason, Inc.	3,481	293,413
Lehman Brothers Holdings, Inc.	14,513	895,887
Leucadia National Corp.	6,063	292,358
MarketAxess Holdings, Inc. * (a)	1,066	15,990
MasterCard, Inc., Class A	3,647	539,647
Merrill Lynch & Company, Inc.	24,153	1,721,616
MF Global, Ltd. *	3,145	91,205
MoneyGram International, Inc.	2,449	55,323
Morgan Stanley (c)	28,409	1,789,767
Nasdaq Stock Market, Inc. *	3,167	119,333
National Financial Partners Corp.	1,073	56,848

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
NBT Bancorp, Inc.	214	$4,652
Nelnet, Inc., Class A	1,614	29,439
NewStar Financial, Inc. * (a)	1,169	13,140
Nuveen Investments, Inc., Class A (a)	2,194	135,896
Nymex Holdings, Inc.	2,437	317,249
NYSE Euronext	7,197	569,787
Ocwen Financial Corp. *	1,880	17,728
optionsXpress Holdings, Inc.	1,853	48,437
Penson Worldwide, Inc. *	779	14,396
People's United Financial, Inc.	7,260	125,453
Piper Jaffray Companies, Inc. *	570	30,552
PNC Financial Services Group, Inc.	9,317	634,488
Portfolio Recovery Associates, Inc. * (a)	482	25,580
Raymond James Financial, Inc.	3,311	108,766
Sanders Morris Harris Group, Inc.	1,270	12,891
SEI Investments Company	4,902	133,727
SLM Corp.	11,154	554,019
State Street Corp.	10,408	709,409
Stifel Financial Corp. * (a)	460	26,606
Student Loan Corp.	467	84,209
SWS Group, Inc.	871	15,408
Synovus Financial Corp.	8,884	249,196
T. Rowe Price Group, Inc.	7,058	393,060
Taylor Capital Group, Inc.	532	14,859
TD Ameritrade Holding Corp. *	16,060	292,613
The First Marblehead Corp. (a)	2,689	101,994
Thomas Weisel Partners Group, Inc. *	884	12,827
UMB Financial Corp.	1,253	53,704
United Community Financial Corp.	1,693	12,223
Waddell & Reed Financial, Inc., Class A	2,448	66,169
Washington Mutual, Inc.	23,949	845,639
Wells Fargo & Company	89,802	3,198,747
Wesco Financial Corp.	196	78,008
Western Union Company	20,674	433,534
World Acceptance Corp. *	550	18,194

		42,592,506
Food & Beverages - 2.84%
Calavo Growers, Inc.	938	18,497
Cal-Maine Foods, Inc. (a)	957	24,155
Campbell Soup Company	10,383	384,171
Chiquita Brands International, Inc. * (a)	1,483	23,476
Coca-Cola Bottling Company (a)	369	22,251
Coca-Cola Enterprises, Inc.	12,478	302,217
ConAgra Foods, Inc.	13,442	351,239
Constellation Brands, Inc., Class A *	5,724	138,578
Corn Products International, Inc.	1,619	74,264
Dean Foods Company *	3,712	94,953
Del Monte Foods Company	4,094	42,987
Diamond Foods, Inc. (a)	844	17,437
Farmer Brothers Company	766	19,058
Flowers Foods, Inc.	2,632	57,378

The accompanying notes are an integral part of the financial statements.
404

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
General Mills, Inc.	9,076	$526,499
Green Mountain Coffee Roasters, Inc. * (a)	798	26,486
H.J. Heinz Company	8,803	406,699
Hain Celestial Group, Inc. *	1,225	39,359
Hansen Natural Corp. *	2,563	145,271
Hershey Company	6,057	281,105
Hormel Foods Corp.	3,744	133,960
J & J Snack Foods Corp.	585	20,370
J.M. Smucker Company	1,572	83,976
Jones Soda Company * (a)	789	9,515
Kellogg Company	10,518	589,008
Kraft Foods, Inc., Class A	44,395	1,532,071
Lance, Inc.	1,038	23,895
M & F Worldwide Corp. *	595	29,863
McCormick & Company, Inc.	3,573	128,521
MGP Ingredients, Inc. (a)	718	7,374
Morton's Restaurant Group, Inc. *	954	15,169
National Beverage Corp. * (a)	1,464	12,415
Nuco2, Inc. *	628	16,165
Pepsi Bottling Group, Inc.	5,991	222,685
PepsiAmericas, Inc.	2,781	90,216
PepsiCo, Inc.	44,457	3,256,920
Performance Food Group Company *	1,074	32,360
Pilgrim's Pride Corp. (a)	1,906	66,195
Ralcorp Holdings, Inc. *	750	41,865
Sanderson Farms, Inc.	635	26,460
Sara Lee Corp.	19,434	324,353
Seaboard Corp.	36	70,560
Smithfield Foods, Inc. *	3,755	118,282
Spartan Stores, Inc.	728	16,402
Sysco Corp.	16,743	595,883
The Coca-Cola Company	62,019	3,564,232
Tootsie Roll Industries, Inc. (a)	1,669	44,279
TreeHouse Foods, Inc. *	928	25,102
Tyson Foods, Inc., Class A	9,178	163,827
William Wrigley Jr. Company	7,451	478,578
Winn-Dixie Stores, Inc. *	1,615	30,233
York Water Company	226	3,808

		14,770,622
Forest Products - 0.10%
Deltic Timber Corp.	450	25,614
Rayonier, Inc.	1,949	93,630
Weyerhaeuser Company	5,659	409,146

		528,390
Funeral Services - 0.03%
Service Corp. International	7,026	90,635
Stewart Enterprises, Inc., Class A	3,278	24,978
Stonemor Partners LP	640	15,866

		131,479
Furniture & Fixtures - 0.04%
American Woodmark Corp. (a)	521	12,916

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Furniture & Fixtures (continued)
Ethan Allen Interiors, Inc. (a)	865	$28,277
Furniture Brands International, Inc. (a)	1,465	14,855
Hooker Furniture Corp.	686	13,734
Kimball International, Inc., Class B	1,365	15,534
La-Z-Boy, Inc. (a)	1,769	13,055
Leggett & Platt, Inc.	3,938	75,452
Sealy Corp. (a)	2,539	35,647
Stanley Furniture Company, Inc.	800	13,000

		222,470
Gas & Pipeline Utilities - 0.90%
AGL Resources, Inc.	1,957	77,536
American States Water Company (a)	594	23,166
AmeriGas Partners LP *	1,111	39,663
Aquila, Inc. *	11,848	47,510
Atlas Pipeline Partners, LP	435	20,402
Atmos Energy Corp.	2,321	65,731
Aurora Oil & Gas Corp. *	4,904	7,062
Boardwalk Pipeline Partners LP	2,681	82,119
Buckeye GP Holdings LP	913	27,490
Cal Dive International, Inc. *	2,551	38,265
California Water Service Group (a)	650	25,018
Chesapeake Utilities Corp.	408	13,868
Copano Energy LLC	785	28,833
Crosstex Energy LP *	1,214	41,859
Crosstex Energy, Inc. (a)	1,188	45,037
DCP Midstream Partners LP	248	10,659
El Paso Corp.	18,748	318,154
Enbridge Energy Management LLC *	425	21,100
Enbridge Energy Partners LP *	2,099	102,494
Energy Transfer Equity LP	5,465	187,449
Energy Transfer Partners	3,069	149,921
Enterprise GP Holdings LP *	2,329	88,269
Equitable Resources, Inc.	2,895	150,164
Ferrellgas Partners LP (a)	1,931	44,027
Global Industries, Ltd. *	3,306	85,163
Hiland Partners LP	435	21,498
Holly Energy Partners, LP *	547	25,189
Inergy LP *	1,404	44,394
Kinder Morgan Energy Partners LP	5,960	294,424
Kinder Morgan Management LLC *	1,386	64,783
Magellan Midstream Partners LP	1,427	57,123
Markwest Energy Partners LP *	932	28,584
Middlesex Water Company	771	14,572
National Fuel Gas Company	2,203	103,122
Nicor, Inc.	1,177	50,493
NiSource, Inc.	7,342	140,526
Northwest Natural Gas Company	837	38,251
NuStar Energy LP * (a)	1,277	75,879
Omega Flex, Inc. *	751	12,542
ONEOK, Inc.	2,991	141,773
Piedmont Natural Gas, Inc. (a)	2,118	53,141

The accompanying notes are an integral part of the financial statements.
405

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Gas & Pipeline Utilities (continued)
Questar Corp.	4,264	$223,988
RAM Energy Resources, Inc. *	2,776	13,408
Regency Energy Partners LP	1,459	42,895
SEMCO Energy, Inc. *	1,893	14,936
South Jersey Industries, Inc.	761	26,483
Southern Union Company	3,317	103,192
Southwest Gas Corp.	1,189	33,637
Southwest Water Company	1,327	16,760
Spectra Energy Corp.	16,867	412,904
Star Gas Partners * (a)	3,476	15,781
Suburban Propane Partners, L.P.	964	42,802
TC Pipelines LP *	1,059	37,785
The Laclede Group, Inc.	663	21,402
TransMontaigne Partners LP * (a)	465	15,345
UGI Corp.	2,896	75,238
Vectren Corp.	2,070	56,490
WGL Holdings, Inc.	1,391	47,141
Williams Companies, Inc.	16,190	551,431
Williams Partners LP	1,039	42,931

		4,701,802
Gold - 0.02%
Meridian Gold, Inc. *	2,793	92,448

Healthcare Products - 2.92%
Accuray, Inc. * (a)	1,574	27,482
Advanced Medical Optics, Inc. *	1,689	51,666
Align Technology, Inc. * (a)	1,917	48,558
American Medical Systems Holdings, Inc. * (a)	2,095	35,510
AngioDynamics, Inc. * (a)	815	15,363
Animal Health International, Inc. *	1,020	11,353
ArthroCare Corp. *	837	46,780
Aspect Medical Systems, Inc. *	908	12,322
Bausch & Lomb, Inc.	1,523	97,472
Baxter International, Inc.	17,688	995,481
Beckman Coulter, Inc.	1,700	125,392
Becton, Dickinson & Company	6,546	537,099
Boston Scientific Corp. *	39,705	553,885
Bruker BioSciences Corp. *	3,269	28,767
C.R. Bard, Inc.	2,647	233,439
Caliper Life Sciences, Inc. * (a)	2,707	15,538
Cantel Medical Corp. *	728	11,364
Cardiac Science Corp. *	1,233	12,429
Clinical Data, Inc. *	584	23,646
Computer Programs & Systems, Inc.	450	11,862
Conceptus, Inc. * (a)	975	18,505
CONMED Corp. *	853	23,875
Covidien, Ltd. *	13,338	553,506
Cutera, Inc. *	443	11,611
Cyberonics, Inc. * (a)	854	11,905
Cypress Biosciences, Inc. *	1,333	18,249
Cytyc Corp. *	2,701	128,703
Dade Behring Holdings, Inc.	2,056	156,976

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
DENTSPLY International, Inc.	3,626	$150,987
DJO, Inc. *	682	33,486
Edwards Lifesciences Corp. *	1,627	80,227
Foxhollow Technologies, Inc. *	942	24,869
Gen-Probe, Inc. *	1,503	100,070
Haemonetics Corp. *	792	39,141
Henry Schein, Inc. *	2,069	125,878
Herbalife, Ltd.	1,959	89,056
Hillenbrand Industries, Inc.	1,697	93,369
Hologic, Inc. * (a)	1,513	92,293
ICU Medical, Inc. *	492	19,065
IDEXX Laboratories, Inc. *	863	94,576
Intuitive Surgical, Inc. *	904	207,920
Inverness Medical Innovations, Inc. *	1,626	89,961
Ista Pharmaceuticals, Inc. *	1,301	8,977
Johnson & Johnson	77,651	5,101,671
Kensey Nash Corp. *	532	13,890
Kinetic Concepts, Inc. *	1,985	111,716
Kyphon, Inc. *	1,277	89,390
LCA-Vision, Inc.	648	19,045
LifeCell Corp. *	1,033	38,810
Lifecore Biomedical, Inc. *	720	9,288
Mannkind Corp. * (a)	2,355	22,796
Medtronic, Inc.	30,954	1,746,115
Merit Medical Systems, Inc. *	1,181	15,329
Micrus Endovascular Corp. *	573	10,469
Natus Medical, Inc. *	834	13,294
NutriSystem, Inc. *	1,014	47,546
Nuvasive, Inc. *	1,067	38,337
Owens & Minor, Inc.	1,158	44,108
Patterson Companies, Inc. *	3,342	129,035
Polymedica Corp.	650	34,138
PSS World Medical, Inc. *	2,036	38,949
ResMed, Inc. *	2,165	92,813
Respironics, Inc. *	2,054	98,654
Sirona Dental Systems, Inc. * (a)	1,606	57,286
SonoSite, Inc. *	599	18,281
Spectranetics Corp. * (a)	1,355	18,265
St. Jude Medical, Inc. *	9,464	417,078
Stereotaxis, Inc. * (a)	1,375	18,961
STERIS Corp.	1,842	50,342
Stryker Corp.	10,822	744,121
SurModics, Inc. * (a)	570	27,936
Symmetry Medical, Inc. *	1,117	18,654
The Cooper Companies, Inc.	1,248	65,420
The Medicines Company *	1,521	27,089
Thoratec Corp. *	1,601	33,125
TomoTherapy, Inc. *	1,486	34,520
USANA Health Sciences, Inc. * (a)	537	23,494
Varian Medical Systems, Inc. *	3,143	131,660
Ventana Medical Systems, Inc. *	1,087	93,384
Visicu, Inc. *	1,322	10,021

The accompanying notes are an integral part of the financial statements.
406

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Volcano, Corp. *	1,173	$19,284
Wright Medical Group, Inc. *	1,089	29,207
Xtent, Inc. * (a)	868	7,378
Young Innovations, Inc.	515	14,734
Zimmer Holdings, Inc. *	6,392	517,688
Zoll Medical Corp. *	669	17,340

		15,179,274
Healthcare Services - 1.70%
Air Methods Corp. *	491	22,684
Alliance Imaging, Inc. *	1,734	15,710
Amedisys, Inc. *	733	28,162
American Dental Partners, Inc. *	613	17,170
AMERIGROUP Corp. *	1,489	51,341
AMN Healthcare Services, Inc. *	997	18,674
Anesiva, Inc. *	1,622	9,310
Apria Healthcare Group, Inc. *	1,229	31,966
Assisted Living Concepts, Inc. *	1,872	17,110
Barrier Therapeutics, Inc. * (a)	1,761	10,637
Brookdale Senior Living, Inc. (a)	2,836	112,901
Capital Senior Living Corp. *	1,324	11,148
Cardinal Health, Inc.	10,761	672,885
Cerner Corp. *	1,812	108,376
CorVel Corp. *	498	11,514
Covance, Inc. *	1,734	135,079
Coventry Health Care, Inc. *	4,069	253,133
Cross Country Healthcare, Inc. *	1,037	18,116
DaVita, Inc. *	2,884	182,211
Eastern Insurance Holdings, Inc.	1,149	17,752
Emergency Medical Services Corp., Class A *	354	10,709
Emeritus Corp. *	590	15,989
Enzo Biochem, Inc. * (a)	1,224	13,892
Express Scripts, Inc. *	7,198	401,792
Five Star Quality Care, Inc. * (a)	1,273	10,464
Health Net, Inc. *	2,889	156,151
Healthextras, Inc. *	1,227	34,147
Healthsouth Corp. * (a)	2,342	41,008
Healthspring, Inc. *	1,639	31,961
Healthways, Inc. * (a)	1,020	55,049
HLTH Corp. *	4,589	65,026
Hooper Holmes, Inc. *	3,177	7,498
Humana, Inc. *	4,349	303,908
IMS Health, Inc.	5,519	169,102
Kindred Healthcare, Inc. *	1,146	20,525
Laboratory Corp. of America Holdings *	3,230	252,683
LHC Group, Inc. * (a)	594	12,753
Lincare Holdings, Inc. *	2,425	88,876
Magellan Health Services, Inc. *	1,096	44,476
McKesson Corp.	7,985	469,438
Medco Health Solutions, Inc. *	7,946	718,239
National Healthcare Corp.	416	21,378
Nighthawk Radiology Holdings, Inc. * (a)	982	24,069

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Services (continued)
Obagi Medical Products, Inc. *	882	$16,291
Odyssey Healthcare, Inc. *	1,305	12,541
Omnicare, Inc. (a)	2,855	94,586
Palomar Medical Technologies, Inc. *	545	15,527
Pediatrix Medical Group, Inc. *	1,354	88,579
Phase Forward, Inc. *	1,208	24,172
Psychiatric Solutions, Inc. *	1,534	60,256
Quest Diagnostics, Inc.	5,061	292,374
Radiation Therapy Services, Inc. * (a)	717	14,928
Sierra Health Services, Inc. *	1,583	66,787
Sun Healthcare Group, Inc. *	1,375	22,976
The Advisory Board Company *	541	31,632
Town Sports International Holdings, Inc. *	854	12,989
UnitedHealth Group, Inc.	36,198	1,753,069
ViaCell, Inc. *	2,103	9,926
WebMD Health Corp. *	1,657	86,330
Weight Watchers International, Inc.	2,173	125,078
WellCare Health Plans, Inc. *	918	96,785
WellPoint, Inc. *	16,672	1,315,754

		8,855,592
Holdings Companies/Conglomerates - 3.38%
Berkshire Hathaway, Inc., Class A *	42	4,977,420
General Electric Company	275,708	11,414,311
Loews Corp.	15,035	726,942
PICO Holdings, Inc. *	508	21,108
Textron, Inc.	6,686	415,936
United Industrial Corp.	356	26,793

		17,582,510
Homebuilders - 0.15%
AMREP Corp. *	216	5,789
Beazer Homes USA, Inc. (a)	1,158	9,554
Centex Corp.	2,885	76,654
Champion Enterprises, Inc. * (a)	2,379	26,121
D.R. Horton, Inc.	8,769	112,331
Hovnanian Enterprises, Inc., Class A * (a)	1,812	20,095
KB Home (a)	2,044	51,223
Lennar Corp., Class A (a)	4,437	100,498
M.D.C. Holdings, Inc.	1,263	51,707
M/I Homes, Inc. (a)	494	6,862
Meritage Homes Corp. * (a)	795	11,225
NVR, Inc. *	129	60,662
Palm Harbor Homes, Inc. * (a)	996	12,430
Pulte Homes, Inc.	7,167	97,543
Ryland Group, Inc.	1,211	25,952
Standard Pacific Corp. (a)	1,901	10,437
Toll Brothers, Inc. *	3,595	71,864
Walter Industries, Inc.	1,471	39,570

		790,517
Hotels & Restaurants - 1.22%
AFC Enterprises, Inc. *	998	15,020
Ameristar Casinos, Inc.	1,632	45,859

The accompanying notes are an integral part of the financial statements.
407

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Applebee's International, Inc.	2,154	$53,592
Benihana, Inc. Class A *	550	9,521
BJ's Restaurants, Inc. * (a)	961	20,229
Bob Evans Farms, Inc.	1,083	32,685
Boyd Gaming Corp.	1,997	85,571
Brinker International, Inc.	2,734	75,021
Buffalo Wild Wings, Inc. * (a)	546	20,595
Burger King Holdings, Inc.	3,034	77,337
California Pizza Kitchen, Inc. *	877	15,409
CBRL Group, Inc.	753	30,722
CEC Entertainment, Inc. *	955	25,661
Chipotle Mexican Grill, Inc., Class A * (a)	911	107,616
Choice Hotels International, Inc.	1,894	71,347
CKE Restaurants, Inc.	2,063	33,441
Darden Restaurants, Inc.	3,521	147,389
Denny's Corp. *	3,272	13,088
Domino's Pizza, Inc.	1,732	28,734
Hilton Hotels Corp.	10,244	476,244
IHOP Corp. (a)	463	29,322
Jack in the Box, Inc. *	672	43,572
Jamba, Inc. * (a)	2,035	14,306
Krispy Kreme Doughnuts, Inc. * (a)	2,002	8,008
Landry's Restaurants, Inc. (a)	664	17,569
Lodgian, Inc. *	1,169	13,794
Luby's Cafeterias, Inc. *	1,392	15,340
Marcus Corp.	1,062	20,390
Marriott International, Inc., Class A	10,677	464,129
McCormick & Schmick's Seafood
Restaurants, Inc. *	603	11,355
McDonald's Corp.	32,461	1,768,151
Morgans Hotel Group Company *	1,110	24,143
O'Charley's, Inc.	878	13,310
Orient Express Hotels, Ltd. (a)	1,663	85,262
P.F. Chang's China Bistro, Inc. * (a)	789	23,354
Panera Bread Company, Class A *	879	35,863
Papa John's International, Inc. *	996	24,342
Peets Coffee & Tea, Inc. * (a)	613	17,109
RARE Hospitality International, Inc. *	1,076	41,006
Red Lion Hotels Corp. *	1,153	11,876
Red Robin Gourmet Burgers, Inc. *	514	22,051
Ruby Tuesday, Inc.	1,668	30,591
Ruth's Chris Steak House, Inc. *	847	12,070
Sonic Corp. *	1,955	45,747
Starbucks Corp. *	20,471	536,340
Starwood Hotels & Resorts Worldwide, Inc.	5,631	342,083
Texas Roadhouse, Inc., Class A *	2,313	27,062
The Cheesecake Factory, Inc. *	2,239	52,549
The Steak & Shake Company *	1,082	16,241
Triarc Companies, Inc.	2,664	33,327
Wendy's International, Inc.	2,145	74,882
Wyndham Worldwide Corp.	5,060	165,766
Wynn Resorts, Ltd. * (a)	2,660	419,110

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Hotels & Restaurants (continued)
Yum! Brands, Inc.	14,212	$480,792

		6,325,893
Household Appliances - 0.08%
Black & Decker Corp.	1,642	136,779
Libbey, Inc. (a)	618	10,827
Lifetime Brands, Inc. (a)	574	11,647
National Presto Industries, Inc.	344	18,232
The Toro Company	1,076	63,301
Whirlpool Corp.	1,981	176,507

		417,293
Household Products - 0.25%
Blyth, Inc.	1,211	24,765
Central Garden & Pet Company *	2,480	22,072
Church & Dwight, Inc.	1,739	81,803
Cryolife, Inc. *	1,125	10,631
Energizer Holdings, Inc. *	1,362	150,978
Fortune Brands, Inc.	3,912	318,789
Jarden Corp. *	2,158	66,767
Newell Rubbermaid, Inc.	6,886	198,454
Select Comfort Corp. * (a)	1,532	21,371
Tempur-Pedic International, Inc.	2,325	83,119
The Clorox Company	3,792	231,274
Tupperware Brands Corp.	1,743	54,887
TurboChef Technologies, Inc. *	1,018	13,438
WD-40 Company	654	22,328

		1,300,676
Housing & Urban Development - 0.00%
Cavco Industries, Inc. *	376	12,596

Industrial Machinery - 1.36%
Actuant Corp., Class A	787	51,131
AGCO Corp. *	2,481	125,960
Alamo Group, Inc.	564	13,869
Albany International Corp., Class A	887	33,254
Altra Holdings, Inc. *	911	15,186
Badger Meter, Inc.	597	19,134
Briggs & Stratton Corp. (a)	1,438	36,209
Cameron International Corp. *	2,791	257,581
Cascade Corp.	360	23,461
Caterpillar, Inc.	17,400	1,364,682
Chart Industries, Inc. *	924	29,716
Circor International, Inc.	552	25,066
Cognex Corp. (a)	1,488	26,427
Crane Company	1,252	60,058
Cummins, Inc.	2,750	351,698
Deere & Company	6,118	908,034
Dionex Corp. *	597	47,438
Donaldson Company, Inc.	2,219	92,665
Dover Corp.	5,239	266,927
Dresser-Rand Group, Inc. *	1,913	81,704
EnPro Industries, Inc. *	656	26,634
Flow International Corp. *	1,391	12,269

The accompanying notes are an integral part of the financial statements.
408

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Flowserve Corp.	1,334	$101,624
FMC Technologies, Inc. *	3,754	216,456
Gardner Denver, Inc. *	1,484	57,876
Gehl Company *	482	10,763
Gorman-Rupp Company	489	16,215
Graco, Inc.	1,883	73,644
Grant Prideco, Inc. *	3,223	175,718
H&E Equipment Services, Inc. *	1,195	21,486
IDEX Corp.	2,215	80,604
Ingersoll-Rand Company, Ltd., Class A	8,138	443,277
Intevac, Inc. *	690	10,488
ITT Corp.	4,807	326,540
Kadant, Inc. *	548	15,344
Kennametal, Inc.	1,051	88,263
Lincoln Electric Holdings, Inc.	889	68,995
Lindsay Corp. (a)	468	20,489
Lufkin Industries, Inc.	441	24,264
Metropolitan Pro Corp.	1,196	19,351
Middleby Corp. *	458	29,559
NACCO Industries, Inc., Class A	236	24,421
NATCO Group, Inc. *	554	28,669
OYO Geospace Corp. *	209	19,376
Pall Corp.	3,007	116,972
Parker-Hannifin Corp.	2,998	335,266
Quixote Corp.	854	16,909
Regal-Beloit Corp.	881	42,191
Robbins & Myers, Inc.	534	30,593
Rofin-Sinar Technologies, Inc. *	475	33,350
Sauer-Danfoss, Inc.	1,421	37,912
Tecumseh Products Company, Class A *	1,219	23,466
Tennant Company	598	29,123
Terex Corp. *	2,600	231,452
The Manitowoc Company, Inc.	2,896	128,235
Tredegar Industries, Inc.	1,158	19,976
Twin Disc, Inc.	248	14,434
Valmont Industries, Inc.	748	63,468
W.W. Grainger, Inc.	2,135	194,691
Watts Water Technologies, Inc., Class A (a)	1,096	33,647

		7,094,210
Industrials - 0.08%
Aecom Technology Corp. *	2,707	94,555
Brookfield Homes Corp. (a)	839	15,563
Clean Harbors, Inc. *	577	25,688
Fastenal Company (a)	3,798	172,467
Harsco Corp.	1,928	114,273
Lawson Products, Inc.	428	14,899

		437,445
Insurance - 4.36%
ACE, Ltd.	8,746	529,745
Aetna, Inc.	13,963	757,772
AFLAC, Inc.	13,449	767,131

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Alfa Corp.	2,539	$46,159
Alleghany Corp. *	221	89,726
Allied World Assurance Holdings, Ltd.	1,532	79,526
Allstate Corp.	16,657	952,614
Ambac Financial Group, Inc.	2,630	165,453
American Equity Investment Life Holding
Company	1,712	18,233
American Financial Group, Inc.	3,239	92,376
American International Group, Inc.	69,590	4,707,763
American National Insurance Company	712	93,664
American Physicians Capital, Inc.	469	18,272
Amerisafe, Inc. *	724	11,975
Amtrust Financial Services, Inc. (a)	1,923	29,172
Aon Corp.	8,193	367,128
Arch Capital Group, Ltd. *	1,944	144,653
Argo Group International Holdings, Ltd. *	1,011	43,985
Arthur J. Gallagher & Company (a)	2,044	59,215
Aspen Insurance Holdings, Ltd.	2,329	65,002
Assurant, Inc.	3,050	163,175
Assured Guaranty, Ltd.	1,883	51,161
Axis Capital Holdings, Ltd.	4,097	159,414
Baldwin & Lyons, Inc., Class B	101	2,758
Brown & Brown, Inc.	3,937	103,543
Castlepoint Holdings, Ltd. (a)	1,289	14,824
Chubb Corp.	11,101	595,458
CIGNA Corp.	8,255	439,909
Cincinnati Financial Corp.	4,348	188,312
Citizens, Inc. Class A * (a)	2,247	17,190
CNA Financial Corp.	7,302	287,115
CNA Surety Corp. *	1,340	23,624
Commerce Group, Inc.	1,927	56,789
Conseco, Inc. *	3,379	54,064
Crawford & Company, Class B *	2,366	15,048
Donegal Group, Inc.	1,228	19,869
eHealth, Inc. *	812	22,492
EMC Insurance Group, Inc.	622	16,166
Employers Holdings, Inc.	1,587	32,708
Endurance Specialty Holdings, Ltd.	1,772	73,627
Enstar Group, Ltd. * (a)	343	43,475
Erie Indemnity Company, Class A	1,606	98,175
Everest Re Group, Ltd.	1,715	189,062
FBL Financial Group, Inc., Class A	942	37,200
First Acceptance Corp. *	1,937	9,782
First American Corp.	2,286	83,713
First Mercury Financial Corp. *	782	16,821
Flagstone Reinsurance Holdings Ltd. (a)	2,549	33,876
FPIC Insurance Group, Inc. *	402	17,306
Genworth Financial, Inc., Class A	12,059	370,573
Great American Financial Resources, Inc.	1,503	36,854
Hallmark Financial Services, Inc. *	1,167	16,396
Hanover Insurance Group, Inc.	1,486	65,666
Harleysville Group, Inc.	1,071	34,251

The accompanying notes are an integral part of the financial statements.
409

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Hartford Financial Services Group, Inc.	8,598	$795,745
HCC Insurance Holdings, Inc.	3,004	86,035
Hilb, Rogal and Hamilton Company	1,029	44,587
Horace Mann Educators Corp.	1,292	25,465
Independence Holding Company	817	16,650
Infinity Property & Casualty Corp.	597	24,011
IPC Holdings, Ltd.	1,640	47,314
James River Group, Inc.	572	18,533
Kansas City Life Insurance Company (a)	535	23,583
LandAmerica Financial Group, Inc.	505	19,685
Lincoln National Corp.	7,482	493,588
Markel Corp. *	267	129,228
Marsh & McLennan Companies, Inc.	14,866	379,083
Max Re Capital, Ltd.	1,629	45,677
MBIA, Inc.	3,412	208,303
Meadowbrook Insurance Group, Inc. *	1,297	11,686
Mercury General Corp.	1,453	78,360
MetLife, Inc.	20,356	1,419,424
MGIC Investment Corp. (a)	1,994	64,426
Midland Company	595	32,701
Montpelier Re Holdings, Ltd.	3,068	54,304
National Interstate Corp.	712	21,922
National Western Life Insurance Company,
Class A *	126	32,251
Nationwide Financial Services, Inc., Class A	4,096	220,447
Navigators Group, Inc. *	512	27,776
NYMAGIC, Inc.	422	11,736
Odyssey Re Holdings Corp.	2,023	75,074
Old Republic International Corp.	5,347	100,203
OneBeacon Insurance Group, Ltd.	2,138	46,074
PartnerRe, Ltd.	1,396	110,270
Philadelphia Consolidated Holding Corp. *	2,009	83,052
Phoenix Companies, Inc.	3,468	48,933
Platinum Underwriters Holdings, Ltd.	1,514	54,443
PMI Group, Inc.	1,956	63,961
Presidential Life Corp.	1,094	18,554
Primus Guaranty, Ltd. *	1,458	15,338
Principal Financial Group, Inc.	7,180	452,986
ProAssurance Corp. *	962	51,823
ProCentury Corp.	653	9,553
Progressive Corp.	20,258	393,208
Protective Life Corp.	1,494	63,405
Prudential Financial, Inc.	12,836	1,252,537
Radian Group, Inc.	1,879	43,743
Reinsurance Group of America, Inc.	1,694	96,033
RenaissanceRe Holdings, Ltd.	1,884	123,232
RLI Corp.	730	41,406
SAFECO Corp.	2,853	174,661
Safety Insurance Group, Inc.	517	18,581
SCPIE Holdings, Inc. *	649	14,440
SeaBright Insurance Holdings, Inc. *	879	15,005
Security Capital Assurance, Ltd.	1,776	40,564

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Selective Insurance Group, Inc.	1,718	$36,559
Stancorp Financial Group, Inc.	1,467	72,631
State Auto Financial Corp.	1,303	38,113
Stewart Information Services Corp.	568	19,465
The Travelers Companies, Inc.	18,246	918,504
Torchmark Corp.	2,645	164,836
Tower Group, Inc.	701	18,352
Transatlantic Holdings, Inc.	1,557	109,504
Triad Guaranty, Inc. *	488	9,257
United America Indemnity Ltd. *	1,229	26,436
United Fire & Casualty Company	924	36,119
Unitrin, Inc.	1,892	93,824
Universal American Financial Corp. *	956	21,806
UnumProvident Corp.	8,931	218,542
W.R. Berkley Corp.	4,705	139,409
White Mountains Insurance Group, Ltd.	279	145,010
XL Capital, Ltd., Class A	4,788	379,210
Zenith National Insurance Corp.	1,054	47,314

		22,664,450
International Oil - 5.00%
Anadarko Petroleum Corp.	12,411	667,091
APCO Argentina, Inc. (a)	251	26,460
ATP Oil & Gas Corp. * (a)	927	43,597
BPZ Energy, Inc. *	2,074	16,177
Callon Petroleum Company *	1,069	14,881
Cheniere Energy, Inc. * (a)	1,652	64,709
Chevron Corp.	57,419	5,373,270
ConocoPhillips	44,125	3,872,851
Exxon Mobil Corp.	149,423	13,830,593
Hess Corp.	8,486	564,574
Murphy Oil Corp.	4,864	339,945
Nabors Industries, Ltd. *	7,168	220,559
Noble Corp.	7,092	347,863
Parker Drilling Company *	3,329	27,031
Weatherford International, Ltd. *	9,200	618,056

		26,027,657
Internet Content - 1.14%
CMGI, Inc. *	14,349	19,515
CNET Networks, Inc. *	4,599	34,263
Google, Inc., Class A *	8,336	4,728,763
Harris Interactive, Inc. *	2,342	10,094
Hollywood Media Corp. *	2,745	9,690
InfoSpace, Inc. *	956	16,787
Internet Cap Group, Inc. *	1,411	16,932
Liquidity Services, Inc. *	909	9,990
LoopNet, Inc. *	1,184	24,319
Move, Inc. *	4,831	13,334
RightNow Technologies, Inc. * (a)	1,116	17,956
Safeguard Scientifics, Inc. *	5,189	11,883
Schawk, Inc., Class A	983	22,186
The Knot, Inc. * (a)	973	20,686

The accompanying notes are an integral part of the financial statements.
410

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Content (continued)
Travelzoo, Inc. *	503	$11,544
Yahoo!, Inc. *	36,574	981,646

		5,949,588
Internet Retail - 0.70%
1-800-Flowers.com, Inc. *	2,423	28,083
Amazon.com, Inc. *	11,095	1,033,499
Ariba, Inc. *	2,444	26,346
Blue Nile, Inc. * (a)	488	45,931
Drugstore.com, Inc. *	4,535	14,694
eBay, Inc. *	37,448	1,461,221
Expedia, Inc. *	7,680	244,838
IAC/InterActiveCorp. *	7,700	228,459
Liberty Media Holding Corp.-Interactive A *	17,959	344,992
Netflix, Inc. * (a)	2,001	41,461
Overstock.com, Inc. * (a)	740	21,312
Priceline.com, Inc. * (a)	1,039	92,211
Shutterfly, Inc. *	864	27,570
Stamps.com, Inc. *	936	11,204

		3,621,821
Internet Service Provider - 0.07%
Cogent Communications Group, Inc. *	1,479	34,520
Earthlink, Inc. *	3,975	31,482
Equinix, Inc. * (a)	857	76,007
eSPEED, Inc., Class A *	1,947	16,608
Imergent, Inc. (a)	422	9,466
Online Resources Corp. *	1,163	14,700
Salesforce.Com, Inc. *	2,816	144,517
Terremark Worldwide, Inc. * (a)	1,975	14,161
United Online, Inc.	2,014	30,230

		371,691
Internet Software - 0.31%
ActivIdentity Corp. *	3,241	16,788
Akamai Technologies, Inc. *	4,110	118,080
Art Technology Group, Inc. *	5,086	15,360
CheckFree Corp. *	1,988	92,522
Cybersource Corp. * (a)	1,298	15,174
DealerTrack Holdings, Inc. *	1,162	48,665
Digital River, Inc. *	1,125	50,344
eResearch Technology, Inc. *	1,805	20,559
F5 Networks, Inc. *	1,868	69,471
Interwoven, Inc. *	1,394	19,837
Keynote Systems, Inc. *	1,128	15,487
Lionbridge Technologies, Inc. *	2,383	9,508
McAfee, Inc. *	3,899	135,958
NIC, Inc. *	2,710	18,807
Openwave Systems, Inc. *	3,049	13,355
PC-Tel, Inc. *	1,359	10,315
RealNetworks, Inc. *	4,840	32,815
S1 Corp. *	2,263	20,480
Sapient Corp. *	3,853	25,854
Switch & Data Facilities Company, Inc. *	1,127	18,359

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software (continued)
Symantec Corp. *	24,969	$483,899
TIBCO Software, Inc. *	6,070	44,857
VASCO Data Security International, Inc. *	1,124	39,688
VeriSign, Inc. *	6,275	211,719
Vignette Corp. *	1,090	21,876
Vocus, Inc. *	639	18,684

		1,588,461
Investment Companies - 0.06%
Ampal American Israel Corp. * (a)	3,050	17,141
GAMCO Investors, Inc.	547	29,976
KKR Financial Holdings LLC	2,156	36,329
Medallion Financial Corp.	1,188	12,937
The Blackstone Group LP *	6,913	173,378
U.S. Global Investors, Inc.	504	9,586
WP Stewart & Company, Ltd. (a)	1,794	17,796

		297,143
Leisure Time - 1.46%
4Kids Entertainment, Inc. *	964	16,957
Ambassadors International, Inc.	415	10,180
Archon Corp. *	291	13,750
Arctic Cat, Inc.	808	13,219
Bally Technologies, Inc. *	1,591	56,369
Blockbuster, Inc., Class A *	5,712	30,673
Bluegreen Corp. *	1,266	9,812
Brunswick Corp.	1,982	45,309
Callaway Golf Company	2,173	34,790
Carmike Cinemas, Inc.	708	13,006
Carnival Corp.	16,810	814,108
Cedar Fair LP *	1,481	35,322
Churchill Downs, Inc.	440	21,982
Cinemark Holdings, Inc. *	3,076	57,091
Dover Downs Gaming & Entertainment, Inc.	1,350	14,027
Dover Motorsports, Inc.	2,585	16,725
DreamWorks Animation SKG, Inc., Class A *	2,874	96,049
Electronic Arts, Inc. *	8,319	465,781
Gaylord Entertainment Company *	1,164	61,948
Harrah's Entertainment, Inc.	4,892	425,262
International Game Technology	8,941	385,357
International Speedway Corp., Class A	1,431	65,626
Isle of Capri Casinos, Inc. * (a)	1,015	19,742
Las Vegas Sands Corp. *	9,572	1,277,096
Life Time Fitness, Inc. * (a)	999	61,279
Marine Products Corp. (a)	1,659	14,068
MGM MIRAGE *	7,626	682,069
Monarch Casino & Resort, Inc. *	738	20,996
MTR Gaming Group, Inc. *	995	9,482
Multimedia Games, Inc. * (a)	1,173	9,994
National Cinemedia, Inc.	1,172	26,253
Parkervision, Inc. * (a)	951	14,436
Penn National Gaming, Inc. *	1,993	117,627
Pinnacle Entertainment, Inc. *	1,680	45,746

The accompanying notes are an integral part of the financial statements.
411

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Leisure Time (continued)
Polaris Industries, Inc. (a)	635	$27,699
Premier Exhibitions, Inc. *	993	14,974
RC2 Corp. *	658	18,220
Regal Entertainment Group, Class A (a)	3,972	87,185
Riviera Holdings Corp. *	471	13,212
Royal Caribbean Cruises, Ltd.	5,343	208,537
Scientific Games Corp., Class A * (a)	2,030	76,328
Shuffle Master, Inc. *	1,140	17,043
Six Flags, Inc. * (a)	3,381	11,698
Speedway Motorsports, Inc.	1,228	45,436
Station Casinos, Inc.	1,540	134,719
Steinway Musical Instruments, Inc. *	486	14,395
The Nautilus Group, Inc. (a)	1,041	8,297
Trump Entertainment Resorts, Inc. * (a)	1,137	7,334
Vail Resorts, Inc. *	1,105	68,830
Walt Disney Company	52,173	1,794,229
West Marine, Inc. *	949	10,961
WMS Industries, Inc. *	1,441	47,697

		7,608,925
Life Sciences - 0.09%
American Ecology Corp. (a)	738	15,638
Dawson Geophysical Company *	290	22,478
Halozyme Therapeutics, Inc. *	1,950	16,945
Incyte Corp. *	2,749	19,655
Ionatron, Inc. *	2,707	9,285
Omrix Biopharmaceuticals, Inc. *	504	17,796
PerkinElmer, Inc.	2,734	79,860
Pharmaceutical Product Development, Inc.	2,724	96,539
Senomyx, Inc. *	1,170	14,333
Symyx Technologies, Inc. *	1,200	10,428
Waters Corp. *	2,515	168,304

		471,261
Liquor - 0.31%
Anheuser-Busch Companies, Inc.	20,652	1,032,394
Boston Beer Company, Inc. *	673	32,748
Brown Forman Corp., Class B	3,398	254,544
Central European Distribution Corp. *	1,086	52,030
Molson Coors Brewing Company, Class B	2,177	216,982

		1,588,698
Manufacturing - 1.53%
3M Company	19,764	1,849,515
Acuity Brands, Inc.	1,216	61,384
American Railcar Industries, Inc.	744	16,383
AptarGroup, Inc.	1,944	73,619
Barnes Group, Inc.	934	29,813
Blout International, Inc. *	1,491	16,938
Carlisle Companies, Inc.	1,700	82,620
Ceradyne, Inc. *	771	58,396
Coherent, Inc. *	372	11,934
Danaher Corp.	8,284	685,170
Eaton Corp.	3,947	390,911

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
ESCO Technologies, Inc. *	777	$25,827
Force Protection, Inc. * (a)	1,978	42,843
General Cable Corp. *	1,150	77,188
GenTek, Inc. *	445	13,386
Goodman Global, Inc. *	2,118	50,578
Harley-Davidson, Inc.	6,931	320,281
Hexcel Corp. * (a)	2,703	61,385
Honeywell International, Inc.	20,121	1,196,596
Illinois Tool Works, Inc.	15,441	920,901
iRobot Corp. * (a)	904	17,972
Kaydon Corp.	831	43,204
Koppers Holdings, Inc.	674	26,023
Lancaster Colony Corp.	936	35,727
Mettler-Toledo International, Inc. *	1,102	112,404
Mine Safety Appliances Company	1,078	50,785
Nordson Corp.	1,006	50,511
Pentair, Inc.	2,256	74,854
PGT, Inc. *	1,129	8,953
Raven Industries, Inc.	647	25,912
Reddy Ice Holdings, Inc.	720	18,986
Rockwell Automation, Inc.	4,360	303,064
Roper Industries, Inc.	2,420	158,510
Smith & Wesson Holding Corp. *	1,313	25,065
Snap-on, Inc.	1,637	81,097
Spartan Motors, Inc.	885	14,895
SPX Corp.	1,588	146,985
Stanley Works	2,233	125,338
Sturm Ruger & Company, Inc. *	898	16,083
Trinity Industries, Inc. (a)	1,791	67,234
Tyco International, Ltd.	13,338	591,385

		7,980,655
Medical-Hospitals - 0.15%
AmSurg Corp. *	927	21,386
Centene Corp. *	1,315	28,286
Cepheid, Inc. *	1,784	40,675
Community Health Systems, Inc. *	2,543	79,952
EV3, Inc. * (a)	1,890	31,034
Health Management Associates, Inc., Class A	6,501	45,117
Hythiam, Inc. * (a)	1,703	12,670
Lifepoint Hospitals, Inc. *	1,610	48,316
Manor Care, Inc.	1,748	112,571
Medcath Corp. *	708	19,442
MWI Veterinary Supply, Inc. *	440	16,610
Neogen Corp. *	881	20,885
Northstar Neuroscience, Inc. *	1,048	11,696
NxStage Medical, Inc. * (a)	1,053	15,258
Possis Medical, Inc. *	979	13,265
RehabCare Group, Inc. *	847	14,899
Sunrise Senior Living, Inc. *	1,435	50,756
Tenet Healthcare Corp. *	13,544	45,508
Universal Health Services, Inc., Class B	1,433	77,984

The accompanying notes are an integral part of the financial statements.
412

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Medical-Hospitals (continued)
VCA Antech, Inc. *	1,855	$77,446
Vital Images, Inc. *	548	10,697

		794,453
Metal & Metal Products - 0.49%
A. M. Castle & Company	563	18,354
Ampco-Pittsburgh Corp.	389	15,319
Brush Engineered Materials, Inc. *	603	31,290
Commercial Metals Company	3,345	105,869
Crown Holdings, Inc. *	3,826	87,080
Dynamic Materials Corp.	410	19,635
Gibraltar Industries, Inc.	962	17,797
Haynes International, Inc. *	347	29,623
Kaiser Aluminum Corp.	605	42,695
Ladish Company, Inc. *	464	25,743
Matthews International Corp., Class A	981	42,968
Metal Management, Inc.	760	41,192
Mueller Industries, Inc.	1,100	39,754
Mueller Water Products, Inc. (a)	3,465	42,931
Precision Castparts Corp.	3,686	545,454
Quanex Corp.	1,057	49,658
RBC Bearings, Inc. *	670	25,694
Reliance Steel & Aluminum Company	1,775	100,358
RTI International Metals, Inc. *	660	52,312
Southern Copper Corp. (a)	7,950	984,448
Timken Company	2,017	74,932
Titanium Metals Corp. * (a)	3,936	132,092
USEC, Inc. *	2,564	26,281

		2,551,479
Mining - 0.37%
Alliance Resource Partners LP	1,076	36,078
AMCOL International Corp.	928	30,708
Cleveland-Cliffs, Inc.	1,170	102,925
Coeur d'Alene Mines Corp. * (a)	8,147	30,877
Compass Minerals International, Inc.	889	30,262
Freeport-McMoRan Copper & Gold, Inc.,
Class B	10,052	1,054,354
Hecla Mining Company *	3,572	31,969
Natural Resource Partners LP (a)	1,389	43,309
Newmont Mining Corp.	11,203	501,110
Royal Gold, Inc. (a)	845	27,674
Stillwater Mining Company *	2,755	28,349
U.S. Gold Corp. *	2,097	13,148
Uranium Resources, Inc. * (a)	1,709	16,048

		1,946,811
Mobile Homes - 0.02%
Fleetwood Enterprises, Inc. * (a)	2,196	18,776
Thor Industries, Inc.	1,114	50,119
Winnebago Industries, Inc. (a)	939	22,423

		91,318
Newspapers - 0.04%
Lee Enterprises, Inc.	1,377	21,440

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Newspapers (continued)
Washington Post Company, Class B	252	$202,306

		223,746
Office Furnishings & Supplies - 0.14%
Acco Brands Corp. *	1,550	34,782
Avery Dennison Corp.	2,965	169,064
CompX International, Inc.	747	14,626
Herman Miller, Inc.	1,782	48,364
HNI Corp.	1,336	48,096
IKON Office Solutions, Inc.	3,649	46,890
Knoll, Inc.	1,395	24,747
Office Depot, Inc. *	7,234	149,165
OfficeMax, Inc.	2,075	71,110
Steelcase, Inc. Class A	4,147	74,563
The Standard Register Company	1,453	18,468
United Stationers, Inc. *	834	46,304

		746,179
Paper - 0.25%
Bowater, Inc. (a)	1,753	26,155
Buckeye Technologies, Inc. *	1,446	21,892
Chesapeake Corp.	1,363	11,531
Domtar Corp. *	14,866	121,901
International Paper Company	12,130	435,103
MeadWestvaco Corp.	4,359	128,721
Neenah Paper, Inc. (a)	497	16,446
P.H. Glatfelter Company	1,581	23,462
Plum Creek Timber Company, Inc.	4,815	215,519
Potlatch Corp.	1,121	50,479
Rock-Tenn Company, Class A	1,140	32,946
Smurfit-Stone Container Corp. *	5,660	66,109
Temple-Inland, Inc.	2,652	139,575
Wausau-Mosinee Paper Corp.	1,831	20,416
Xerium Technologies, Inc.	2,060	11,124

		1,321,379
Petroleum Services - 2.00%
Atwood Oceanics, Inc. *	875	66,990
Baker Hughes, Inc.	8,669	783,417
Basic Energy Services, Inc. *	1,262	26,527
BJ Services Company	7,525	199,789
Bronco Drilling Company, Inc. * (a)	927	13,720
Complete Production Services, Inc. *	2,107	43,151
Delek US Holdings, Inc.	1,515	37,996
Diamond Offshore Drilling, Inc.	3,644	412,829
Dril-Quip, Inc. *	1,179	58,184
ENSCO International, Inc.	3,854	216,209
Exterran Holdings, Inc. *	1,570	126,134
Flotek Industries, Inc. *	654	28,874
Global Partners LP	483	14,079
GlobalSantaFe Corp.	6,103	463,950
Grey Wolf, Inc. *	5,506	36,064
GulfMark Offshore, Inc. *	671	32,651
Halliburton Company	23,907	918,029

The accompanying notes are an integral part of the financial statements.
413

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Helmerich & Payne, Inc.	2,306	$75,706
Hercules Offshore, Inc. * (a)	2,397	62,575
Hornbeck Offshore Services, Inc. *	829	30,424
ION Geophysical Corp. *	2,359	32,625
Linn Energy LLC	1,131	36,056
Magellan Midstream Holdings LP	1,712	45,197
Newpark Resources, Inc. *	2,824	15,137
Oceaneering International, Inc. *	1,513	114,685
PetroHawk Energy Corp. *	3,578	58,751
Petroleum Development Corp. *	446	19,780
Pioneer Drilling Company *	1,650	20,097
Pride International, Inc. *	3,983	145,579
Rentech, Inc. * (a)	5,330	11,513
RPC, Inc. (a)	2,879	40,910
Schlumberger, Ltd.	31,800	3,339,000
SEACOR Holdings, Inc. *	650	61,815
Smith International, Inc.	5,214	372,280
Superior Energy Services, Inc. *	2,390	84,702
Superior Well Services, Inc. *	793	18,025
T-3 Energy Services, Inc. *	523	22,301
Tesoro Corp.	3,453	158,907
TETRA Technologies, Inc. *	2,058	43,506
Tidewater, Inc.	1,582	99,413
Transocean, Inc. *	7,918	895,130
Trico Marine Services, Inc. *	483	14,393
Valero Energy Corp.	14,720	988,890
W-H Energy Services, Inc. *	860	63,425
World Fuel Services Corp.	824	33,627

		10,383,042
Pharmaceuticals - 3.75%
Abbott Laboratories	41,290	2,213,970
Adams Respiratory Therapeutics, Inc. * (a)	1,043	40,197
Affymax, Inc. *	507	13,719
Akorn, Inc. * (a)	2,617	19,601
Alexion Pharmaceuticals, Inc. *	1,042	67,886
Alkermes, Inc. *	3,012	55,421
Allergan, Inc.	8,140	524,786
Allos Therapeutics, Inc. * (a)	2,586	12,283
Altus Pharmaceuticals, Inc. *	1,133	11,885
AMAG Pharmaceuticals, Inc. * (a)	420	24,024
AmerisourceBergen Corp.	4,927	223,341
Amylin Pharmaceuticals, Inc. * (a)	3,222	161,100
Array BioPharma, Inc. *	1,395	15,666
Auxilium Pharmaceuticals, Inc. *	1,177	24,811
Barr Pharmaceuticals, Inc. *	2,596	147,738
Biocryst Pharmaceuticals, Inc. * (a)	1,324	9,559
Bradley Pharmaceuticals, Inc., Class A *	628	11,430
Bristol-Myers Squibb Company	54,318	1,565,445
Cadence Pharmaceuticals, Inc. * (a)	1,042	14,588
Caraco Pharmaceutical Labs *	958	14,609
Celgene Corp. *	10,034	715,525

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
CollaGenex Pharmaceuticals, Inc. *	1,057	$9,492
Cubist Pharmaceuticals, Inc. *	1,628	34,400
CytRx Corp. *	2,665	9,221
Eli Lilly & Company	30,355	1,728,110
Emergent Biosolutions, Inc. *	976	8,667
Endo Pharmaceutical Holdings, Inc. *	3,197	99,139
Enzon Pharmaceuticals, Inc. * (a)	1,941	17,100
Forest Laboratories, Inc. *	8,508	317,263
Gilead Sciences, Inc. *	24,510	1,001,724
Hospira, Inc. *	3,860	159,997
Idenix Pharmaceuticals, Inc. * (a)	2,211	6,390
Indevus Pharmaceuticals, Inc. * (a)	2,544	17,579
Infinity Pharmaceuticals, Inc. *	1,143	10,356
Inspire Pharmaceuticals, Inc. *	1,656	8,893
Isis Pharmaceuticals, Inc. * (a)	2,386	35,718
Javelin Pharmaceuticals, Inc. *	1,659	8,328
King Pharmaceuticals, Inc. *	5,885	68,972
Ligand Pharmaceuticals, Inc., Class B *	3,180	16,981
Medicis Pharmaceutical Corp., Class A (a)	1,598	48,755
Merck & Company, Inc.	58,429	3,020,195
Molecular Insight Pharmaceuticals, Inc. *	1,062	7,211
Mylan Laboratories, Inc.	6,792	108,400
Nastech Pharmaceutical Company, Inc. * (a)	962	12,804
Noven Pharmaceuticals, Inc. * (a)	807	12,856
Onyx Pharmaceuticals, Inc. * (a)	1,310	57,011
Optimer Pharmaceuticals, Inc. *	1,337	11,110
OSI Pharmaceuticals, Inc. *	1,670	56,763
Par Pharmaceutical Companies, Inc. *	1,092	20,268
PDL BioPharma, Inc. *	3,295	71,205
Penwest Pharmaceuticals Company *	952	10,482
Pfizer, Inc.	186,554	4,557,514
PharMerica Corp. * (a)	828	12,350
Pharmion Corp. *	970	44,756
POZEN, Inc. *	1,043	11,536
Prestige Brands Holdings, Inc. *	1,615	17,733
Regeneron Pharmaceuticals, Inc. *	1,931	34,372
Rigel Pharmaceuticals, Inc. *	1,262	11,901
Salix Pharmaceuticals, Ltd. *	1,490	18,506
Santarus, Inc. * (a)	2,062	5,464
Schering-Plough Corp.	39,692	1,255,458
Sciele Pharma, Inc. * (a)	1,059	27,555
Sepracor, Inc. *	2,661	73,177
Somaxon Pharmaceuticals, Inc. *	695	7,068
SONUS Pharmaceuticals, Inc. *	2,139	1,326
Supergen, Inc. *	2,016	8,749
Synta Pharmaceuticals Corp. * (a)	1,707	11,266
Theravance, Inc. *	1,810	47,223
Trubion Pharmaceuticals Inc *	691	8,382
United Therapeutics Corp. *	678	45,114
Valeant Pharmaceuticals International *	2,773	42,926
Vanda Pharmaceuticals, Inc. *	826	11,490
Vertex Pharmaceuticals, Inc. *	3,609	138,622

The accompanying notes are an integral part of the financial statements.
414

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Vical, Inc. *	2,395	$11,712
ViroPharma, Inc. *	2,089	18,592
Warner Chilcott, Ltd., Class A *	7,090	125,989
Watson Pharmaceuticals, Inc. *	2,292	74,261
XOMA, Ltd. * (a)	3,829	13,057

		19,519,073
Photography - 0.04%
CPI Corp.	229	8,821
Eastman Kodak Company (a)	7,354	196,793

		205,614
Plastics - 0.01%
AEP Industries, Inc. *	343	14,522
Spartech Corp.	928	15,832

		30,354
Pollution Control - 0.00%
Fuel Tech, Inc. * (a)	720	15,905

Publishing - 0.33%
American Greetings Corp., Class A	1,612	42,557
Consolidated Graphics, Inc. *	401	25,179
Courier Corp.	480	16,901
Dow Jones & Company, Inc.	2,274	135,758
Gannett Company, Inc.	6,007	262,506
GateHouse Media, Inc. (a)	1,186	15,121
Idearc, Inc.	4,027	126,730
John Wiley & Sons, Inc., Class A	1,576	70,810
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	1,656	19,292
McClatchy Company, Class A (a)	2,297	45,894
McGraw-Hill Companies, Inc.	9,479	482,576
Media General, Inc., Class A	741	20,385
Meredith Corp.	1,165	66,754
Multi-Color Corp.	615	14,034
Playboy Enterprises, Inc., Class B *	1,549	16,636
PRIMEDIA, Inc. *	1,411	19,803
Scholastic Corp. *	707	24,646
Sun-Times Media Group, Inc. *	2,792	6,338
The New York Times Company, Class A (a)	3,259	64,398
Tribune Company	3,343	91,331
Valassis Communications, Inc. *	1,477	13,175
Value Line, Inc.	391	19,265
VistaPrint, Ltd. *	1,222	45,666
Warner Music Group Corp.	4,285	43,278

		1,689,033
Railroads & Equipment - 0.55%
Burlington Northern Santa Fe Corp.	9,670	784,914
CSX Corp.	11,790	503,787
Genesee & Wyoming, Inc., Class A *	1,282	36,973
Greenbrier Company, Inc. (a)	617	16,480
Kansas City Southern *	2,130	68,522
Norfolk Southern Corp.	10,738	557,409

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Railroads & Equipment (continued)
Union Pacific Corp.	7,201	$814,145
Wabtec Corp.	1,398	52,369

		2,834,599
Real Estate - 1.95%
Acadia Realty Trust, REIT	936	25,394
Alesco Financial, Inc., REIT (a)	1,756	8,640
Alexander's, Inc., REIT *	149	57,439
Alexandria Real Estate Equities, Inc., REIT	762	73,350
AMB Property Corp., REIT	2,645	158,197
American Campus Communities, Inc., REIT	767	22,465
American Financial Realty Trust, REIT	4,254	34,245
American Land Lease, Inc., REIT	1,000	22,470
Annaly Capital Management, Inc., REIT	7,046	112,243
Anthracite Capital, Inc., REIT (a)	221	2,011
Anworth Mortgage Asset Corp., REIT	1,800	9,702
Apartment Investment & Management
Company, Class A, REIT	2,302	103,889
Archstone-Smith Trust, REIT	5,773	347,188
Ashford Hospitality Trust, Inc., REIT	3,419	34,361
Associated Estates Realty Corp., REIT	1,085	14,148
Avalon Bay Communities, Inc., REIT	2,034	240,134
Avatar Holdings, Inc. * (a)	260	12,982
BioMed Realty Trust, Inc., REIT	1,916	46,176
Boston Properties, Inc., REIT	3,042	316,064
Brandywine Realty Trust, REIT	2,400	60,744
BRE Properties, Inc., Class A, REIT	1,355	75,785
Brookfield Properties Corp. (a)	9,574	238,393
Camden Property Trust, REIT	1,477	94,897
Capital Lease Funding, Inc., REIT	1,728	17,712
Capital Trust, Inc., Class A, REIT (a)	502	17,821
CBL & Associates Properties, Inc., REIT	1,768	61,968
CBRE Realty Finance Inc., REIT	1,254	7,399
Cedar Shopping Centers, Inc., REIT	1,441	19,626
Cogdell Spencer, Inc., REIT	279	5,162
Colonial Properties Trust, REIT (a)	1,286	44,110
Corporate Office Properties Trust, REIT	1,205	50,164
Cousins Properties, Inc., REIT	1,495	43,893
Crystal River Capital, Inc., REIT (a)	759	12,759
DCT Industrial Trust, Inc., REIT	5,038	52,748
Deerfield Triarc Capital Corp., REIT	1,600	14,480
Developers Diversified Realty Corp., REIT	2,947	164,649
DiamondRock Hospitality Company, REIT	2,817	49,044
Digital Realty Trust, Inc., REIT	1,540	60,661
Douglas Emmett, Inc., REIT	3,273	80,941
Duke Realty Corp., REIT	3,666	123,947
EastGroup Properties, Inc., REIT	756	34,217
Education Realty Trust, Inc., REIT	40	540
Entertainment Properties Trust, REIT	756	38,405
Equity Inns, Inc., REIT	1,583	35,744
Equity Lifestyle Properties, Inc., REIT	720	37,296
Equity One, Inc., REIT	2,115	57,528
Equity Residential, REIT	7,752	328,375

The accompanying notes are an integral part of the financial statements.
415

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Essex Property Trust, Inc., REIT	611	$71,835
Extra Space Storage, Inc., REIT	2,058	31,673
Federal Realty Investment Trust, REIT	1,482	131,305
FelCor Lodging Trust, Inc., REIT	1,842	36,711
First Industrial Realty Trust, Inc., REIT	1,256	48,821
First Potomac Realty Trust, REIT	846	18,443
Forest City Enterprises, Inc., Class A	2,844	156,875
Franklin Street Properties Corp., REIT (a)	2,286	39,434
General Growth Properties, Inc., REIT	6,426	344,562
Getty Realty Corp., REIT	865	23,528
Gladstone Commercial Corp., REIT	1,100	20,570
GMH Communities Trust, REIT	1,694	13,128
Gramercy Captial Corp., REIT	793	19,960
Grubb & Ellis Company *	1,128	10,490
HCP, Inc., REIT *	5,752	190,794
Health Care REIT, Inc. (a)	1,914	84,675
Healthcare Realty Trust, Inc., REIT	1,413	37,671
Highwoods Properties, Inc., REIT	1,577	57,829
Hilltop Holdings, Inc. *	1,952	22,916
Home Properties, Inc., REIT (a)	892	46,545
Hospitality Properties Trust, REIT	2,131	86,625
Host Hotels & Resorts, Inc., REIT	13,851	310,816
HRPT Properties Trust, REIT	6,008	59,419
Impac Mortgage Holdings, Inc., REIT (a)	2,798	4,309
Inland Real Estate Corp., REIT	2,174	33,675
Investors Real Estate Trust, SBI, REIT (a)	270	2,916
iStar Financial, Inc., REIT	3,391	115,260
Jones Lang LaSalle, Inc.	1,002	102,966
Kilroy Realty Corp., REIT	889	53,900
Kimco Realty Corp., REIT	6,468	292,418
Kite Realty Group Trust, REIT	65	1,222
LaSalle Hotel Properties, REIT	1,115	46,919
Lexington Corporate Property Trust, REIT (a)	2,015	40,320
Liberty Property Trust, REIT	2,328	93,609
LTC Properties, Inc., REIT	894	21,161
Luminent Mortgage Capital, Inc., REIT (a)	1,878	3,136
Mack-California Realty Corp., REIT	1,813	74,514
Maguire Properties, Inc., REIT	1,372	35,439
Meruelo Maddux Properties, Inc. *	2,531	14,958
MFA Mortgage Investments, Inc., REIT	2,699	21,727
Mid-America Apartment Communities, Inc.,
REIT	724	36,091
Mission West Properties, Inc., REIT	1,252	15,212
Monmouth Real Estate Investment Corp.	2,950	24,839
National Health Investments, Inc., REIT	842	26,026
National Health Realty, Inc., REIT	1,038	24,154
National Retail Properties, Inc., REIT	1,733	42,251
Nationwide Health Properties, Inc., REIT	2,355	70,956
Newcastle Investment Corp., REIT (a)	1,384	24,386
NorthStar Realty Finance Corp., REIT (a)	1,799	17,864
Omega Healthcare Investors, REIT	1,967	30,548
One Liberty Properties, Inc., REIT	50	973

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
Pennsylvania Real Estate
Investment Trust, REIT	1,017	$39,602
Post Properties, Inc., REIT (a)	1,149	44,466
ProLogis, REIT	6,583	436,782
PS Business Parks, Inc., REIT	664	37,748
Public Storage, Inc., REIT	4,527	356,049
Quadra Realty Trust, Inc., REIT	1,207	11,503
RAIT Investment Trust, REIT (a)	1,061	8,732
Ramco-Gershenson Properties Trust, REIT	564	17,619
Reading International, Inc. *	2,000	19,700
Realty Income Corp., REIT (a)	2,771	77,449
Redwood Trust, Inc., REIT (a)	756	25,114
Regency Centers Corp., REIT	1,830	140,453
Republic Property Trust, REIT	47	689
Resource Capital Corp., REIT (a)	1,026	11,553
Saul Centers, Inc., REIT	518	26,677
Senior Housing Properties Trust, REIT	2,430	53,606
Simon Property Group, Inc., REIT	5,942	594,200
SL Green Realty Corp., REIT	1,478	172,586
Sovran Self Storage, Inc., REIT	626	28,696
Strategic Hotel Cap, Inc., REIT	2,234	45,998
Sunstone Hotel Investors, Inc., REIT	1,717	44,024
Tanger Factory Outlet Centers, Inc., REIT	936	37,992
Tarragon Realty Investments, Inc. *	1,257	3,293
Taubman Centers, Inc., REIT	1,491	81,632
The Macerich Company, REIT	1,957	171,394
The St. Joe Company, REIT (a)	2,082	69,976
Thomas Properties Group, Inc.	898	10,776
Thornburg Mortgage, Inc., REIT (a)	3,012	38,704
UDR, Inc., REIT	3,771	91,711
UMH Properties, REIT	343	4,775
United Capital Corp. *	431	11,422
Urstadt Biddle Properties, Inc., REIT	262	4,339
U-Store-It Trust, REIT	1,894	25,001
Ventas, Inc., REIT	3,455	143,037
Vestin Realty Mortgage II, Inc.	3,058	15,045
Vornado Realty Trust, REIT	4,057	443,633
W. P. Carey & Company LLC	1,171	36,887
Washington Real Estate Investment Trust,
REIT	1,301	43,167
Weingarten Realty Investors, REIT	2,258	93,617
Winthrop Realty Trust, REIT (a)	2,862	19,261

		10,145,388
Retail Grocery - 0.30%
Arden Group, Inc.	140	19,534
Ingles Markets, Inc.	802	22,985
Nash Finch Company (a)	456	18,163
Pathmark Stores, Inc. *	1,785	22,759
PriceSmart, Inc. *	1,062	25,063
Ruddick Corp.	1,321	44,306
Safeway, Inc.	11,913	394,439
SUPERVALU, Inc.	5,305	206,948

The accompanying notes are an integral part of the financial statements.
416

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Grocery (continued)
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	1,206	$36,735
The Kroger Company	18,996	541,766
United Natural Foods, Inc. *	1,284	34,951
Weis Markets, Inc.	739	31,548
Whole Foods Market, Inc. (a)	3,482	170,479

		1,569,676
Retail Trade - 4.10%
99 Cents Only Stores *	2,044	20,992
A.C. Moore Arts & Crafts, Inc. *	774	12,198
Aaron Rents, Inc., Class B	1,563	34,855
Abercrombie & Fitch Company, Class A	2,177	175,684
Advance Auto Parts, Inc.	2,952	99,069
Aeropostale, Inc. *	2,241	42,713
American Eagle Outfitters, Inc.	5,548	145,968
AnnTaylor Stores Corp. *	1,990	63,023
Barnes & Noble, Inc.	1,852	65,302
Bed Bath & Beyond, Inc. *	7,357	251,021
Benihana, Inc. *	275	4,711
Best Buy Company, Inc.	13,137	604,565
Big 5 Sporting Goods Corp.	767	14,343
Big Lots, Inc. *	3,063	91,400
BJ's Wholesale Club, Inc. *	1,807	59,920
Bon-Ton Stores, Inc. (a)	533	12,110
Borders Group, Inc. (a)	1,847	24,620
Build A Bear Workshop, Inc. *	656	11,651
Building Materials Holding Corp. (a)	1,001	10,591
Cabela's, Inc. * (a)	2,107	49,831
CarMax, Inc. *	5,164	104,984
Carrols Restaurant Group, Inc. * (a)	933	10,450
Casey's General Stores, Inc.	1,497	41,467
Cash America International, Inc.	880	33,088
Casual Male Retail Group, Inc. *	1,459	13,073
Cato Corp., Class A	948	19,377
Charlotte Russe Holding, Inc. *	755	11,053
Charming Shoppes, Inc. *	3,551	29,828
Chico's FAS, Inc. *	4,191	58,884
Children's Place Retail Stores, Inc. *	836	20,298
Christopher & Banks Corp. (a)	1,178	14,277
Circuit City Stores, Inc.	4,941	39,083
Citi Trends, Inc. *	430	9,357
Coldwater Creek, Inc. *	2,655	28,833
Collective Brands, Inc. *	1,833	40,436
Conn's, Inc. * (a)	759	18,132
Costco Wholesale Corp.	12,323	756,263
CSS Industries, Inc.	449	16,151
CVS Caremark Corp.	40,918	1,621,580
Deb Shops, Inc.	571	15,354
Dick's Sporting Goods, Inc. *	1,445	97,032
Dillard's, Inc., Class A	2,209	48,222
Dollar Tree Stores, Inc. *	2,409	97,661
DSW, Inc., Class A *	1,272	32,016

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Eddie Bauer Holdings, Inc. *	1,106	$9,512
Family Dollar Stores, Inc.	3,639	96,652
Finish Line, Inc.	1,484	6,441
First Cash Financial Services, Inc. *	986	23,092
Foot Locker, Inc.	4,307	66,026
Fossil, Inc. *	1,950	72,852
Fred's, Inc., Class A	1,307	13,763
FTD Group, Inc.	974	14,493
Gaiam, Inc., Class A *	1,078	25,904
GameStop Corp., Class A *	4,215	237,515
Gander Mountain Company * (a)	878	4,750
Gap, Inc.	21,760	401,254
Genesco, Inc. *	641	29,569
Guitar Center, Inc. *	857	50,820
Haverty Furniture Companies, Inc.	1,106	9,700
Hibbett Sports, Inc. *	1,008	24,998
Home Depot, Inc.	45,233	1,467,359
Hot Topic, Inc. *	1,447	10,795
Inergy Holdings LP	597	28,477
J. Crew Group, Inc. *	1,664	69,056
J.C. Penney Company, Inc.	6,013	381,044
Jo-Ann Stores, Inc. *	725	15,297
Kenneth Cole Productions, Inc., Class A	826	16,000
Kohl's Corp. *	8,802	504,619
Limited Brands, Inc.	10,314	236,087
Longs Drug Stores Corp.	1,063	52,799
Lowe's Companies, Inc.	41,089	1,151,314
Macy's, Inc.	11,625	375,720
Marinemax, Inc. * (a)	662	9,639
MSC Industrial Direct Company, Inc., Class A	1,852	93,693
NBTY, Inc. *	1,889	76,693
New York & Company, Inc. *	1,749	10,669
NexCen Brands, Inc. *	1,568	10,537
Nordstrom, Inc.	6,822	319,884
Pacific Sunwear of California, Inc. *	2,017	29,852
Pantry, Inc. *	666	17,070
PC Connection, Inc. *	930	11,625
PetSmart, Inc.	3,181	101,474
Pier 1 Imports, Inc. * (a)	3,063	14,488
RadioShack Corp.	3,196	66,029
Regis Corp.	1,256	40,079
Rent-A-Center, Inc. *	1,972	35,752
Retail Ventures, Inc. *	1,498	15,594
Rite Aid Corp. * (a)	14,955	69,092
Ross Stores, Inc.	3,942	101,073
Saks, Inc. *	3,925	67,314
School Specialty, Inc. *	712	24,657
Sears Holdings Corp. *	4,120	524,064
Shoe Carnival, Inc. *	480	7,574
Sonic Automotive, Inc.	1,235	29,566
Spectrum Brands, Inc. * (a)	1,928	11,182
Staples, Inc.	19,778	425,029

The accompanying notes are an integral part of the financial statements.
417

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Stein Mart, Inc.	1,342	$10,213
Susser Holdings Corp. *	857	18,211
Systemax, Inc. * (a)	1,068	21,830
Talbots, Inc.	1,547	27,846
Target Corp.	23,050	1,465,288
The Buckle, Inc.	819	31,073
The Dress Barn, Inc. *	1,782	30,312
The Men's Wearhouse, Inc.	1,491	75,325
The TJX Companies, Inc.	12,022	349,480
The Wet Seal, Inc., Class A *	2,916	11,285
Tiffany & Company	3,384	177,152
Tractor Supply Company * (a)	1,145	52,773
Tuesday Morning Corp. (a)	1,518	13,647
Tween Brands, Inc. *	922	30,278
United Rentals, Inc. *	2,320	74,634
Urban Outfitters, Inc. *	3,875	84,475
ValueVision Media, Inc., Class A *	1,495	11,078
Walgreen Company	27,141	1,282,141
Wal-Mart Stores, Inc.	112,036	4,890,371
Williams-Sonoma, Inc.	3,100	101,122
Zale Corp. *	1,388	32,118
Zumiez, Inc. * (a)	790	35,052

		21,305,707
Sanitary Services - 0.29%
Allied Waste Industries, Inc. *	8,745	111,499
Aqua America, Inc. (a)	3,636	82,464
Casella Waste Systems, Inc., Class A *	1,431	17,945
Darling International, Inc. *	2,586	25,575
Ecolab, Inc.	6,563	309,774
Insituform Technologies, Inc., Class A * (a)	910	13,859
Nalco Holding Company	3,257	96,570
Republic Services, Inc.	5,241	171,433
Stericycle, Inc. *	1,086	62,076
Waste Connections, Inc. *	1,774	56,342
Waste Management, Inc.	14,290	539,305

		1,486,842
Semiconductors - 2.54%
Actel Corp. *	1,034	11,095
Advanced Analogic Technologies, Inc. *	1,668	17,747
Advanced Energy Industries, Inc. *	1,319	19,917
Advanced Micro Devices, Inc. *	14,140	186,648
Altera Corp.	9,102	219,176
American Superconductor Corp. * (a)	1,329	27,218
Amis Holdings, Inc. *	1,223	11,875
Amkor Technology, Inc. *	5,151	59,340
Analog Devices, Inc.	8,834	319,437
Applied Materials, Inc.	37,234	770,744
Applied Micro Circuits Corp. *	8,782	27,751
Asyst Technologies, Inc. *	1,905	10,077
Atmel Corp. *	13,953	71,997
ATMI, Inc. *	1,044	31,059

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Axcelis Technologies, Inc. *	3,048	$15,575
Broadcom Corp., Class A *	14,842	540,842
Brooks Automation, Inc. *	2,266	32,268
Cabot Microelectronics Corp. * (a)	698	29,839
Cavium Networks, Inc. * (a)	1,273	41,372
Cirrus Logic, Inc. *	2,717	17,389
Conexant Systems, Inc. *	15,418	18,502
Credence Systems Corp. *	3,584	11,075
Cree, Inc. * (a)	2,268	70,535
Cymer, Inc. *	1,081	41,500
Cypress Semiconductor Corp. *	4,082	119,235
Diodes, Inc. *	1,176	37,750
DSP Group, Inc. *	1,003	15,877
Emulex Corp. *	2,520	48,308
Entegris, Inc. *	3,876	33,644
Fairchild Semiconductor International, Inc. *	3,413	63,755
FormFactor, Inc. *	1,333	59,145
Genesis Microchip, Inc. *	1,414	11,086
Hittite Microwave Corp. *	880	38,852
Integrated Device Technology, Inc. *	4,164	64,459
Intel Corp.	156,193	4,039,151
International Rectifier Corp. *	1,998	65,914
Intersil Corp., Class A	3,177	106,207
IXYS Corp. *	1,392	14,519
KLA-Tencor Corp.	5,136	286,486
Kopin Corp. *	3,819	14,550
Kulicke & Soffa Industries, Inc. * (a)	1,889	16,019
Lam Research Corp. *	3,584	190,884
Lattice Semiconductor Corp. *	3,796	17,044
Linear Technology Corp. (a)	7,810	273,272
LSI Logic Corp. *	19,276	143,028
LTX Corp. *	2,383	8,507
Marvell Technology Group, Ltd. *	15,222	249,184
Mattson Technology, Inc. *	1,852	16,020
Maxim Integrated Products, Inc.	8,939	262,360
MEMC Electronic Materials, Inc. *	5,919	348,392
Micrel, Inc.	2,462	26,590
Microchip Technology, Inc.	5,908	214,579
Micron Technology, Inc. *	19,625	217,837
Microsemi Corp. * (a)	2,195	61,197
Microtune, Inc. *	2,688	16,182
MIPS Technologies, Inc., Class A *	1,646	13,003
MKS Instruments, Inc. *	1,682	31,992
Monolithic Power Systems, Inc. *	1,134	28,804
National Semiconductor Corp.	8,232	223,252
Netlogic Microsystems, Inc. * (a)	647	23,363
Novellus Systems, Inc. *	3,423	93,311
NVIDIA Corp. *	14,112	511,419
OmniVision Technologies, Inc. * (a)	1,728	39,277
ON Semiconductor Corp. *	8,316	104,449
Pericom Semiconductor Corp. *	1,376	16,127
Photronics, Inc. *	1,284	14,650

The accompanying notes are an integral part of the financial statements.
418

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
PLX Technology, Inc. *	1,191	$12,863
PMC-Sierra, Inc. *	6,217	52,161
QLogic Corp. *	4,474	60,175
Rambus, Inc. *	2,968	56,718
Rudolph Technologies, Inc. *	1,038	14,356
Semitool, Inc. * (a)	1,231	11,941
Semtech Corp. *	2,290	46,899
Silicon Image, Inc. *	2,649	13,642
Silicon Laboratories, Inc. *	1,564	65,313
Skyworks Solutions, Inc. *	4,962	44,856
Spansion, Inc. *	3,917	33,099
Teradyne, Inc. *	5,338	73,664
Tessera Technologies, Inc. *	1,358	50,925
Texas Instruments, Inc.	39,900	1,459,941
Triquint Semiconductor, Inc. *	4,340	21,309
Ultratech, Inc. *	1,078	14,941
Varian Semiconductor Equipment
Associates, Inc. *	2,382	127,485
Veeco Instruments, Inc. *	1,061	20,562
Volterra Semiconductor Corp. * (a)	927	11,384
Xilinx, Inc.	8,580	224,281

		13,199,173
Software - 3.07%
ACI Worldwide, Inc. *	1,062	23,736
Activision, Inc. *	6,847	147,827
Actuate Corp. *	2,317	14,945
Adobe Systems, Inc. *	15,945	696,159
Advent Software, Inc. *	885	41,568
Allscripts Healthcare Solution, Inc. *	1,609	43,491
American Reprographics Company *	1,301	24,355
Ansoft Corp. *	726	23,943
ANSYS, Inc. *	2,186	74,696
Aspen Technology, Inc. *	1,618	23,170
Autodesk, Inc. *	6,050	302,319
Avid Technology, Inc. * (a)	1,220	33,038
BEA Systems, Inc. *	9,495	131,696
Blackbaud, Inc.	1,264	31,903
Blackboard, Inc. *	829	38,001
BMC Software, Inc. *	5,157	161,053
Borland Software Corp. *	3,134	13,633
Bottomline Technologies, Inc. *	1,024	12,831
CA, Inc.	14,059	361,597
CIBER, Inc. *	2,213	17,284
Citrix Systems, Inc. *	4,542	183,133
Commvault Systems, Inc. *	1,337	24,761
Compuware Corp. *	7,589	60,864
Concur Technologies, Inc. *	1,164	36,689
DivX, Inc. * (a)	1,043	15,509
Double-Take Software, Inc. *	778	14,868
Eclipsys Corp. *	1,632	38,058
Epicor Software Corp. *	1,807	24,882
EPIQ Systems, Inc. *	1,044	19,648

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
FARO Technologies, Inc. *	531	$23,444
Genpact, Ltd. *	5,340	90,513
Glu Mobile, Inc. * (a)	1,146	10,394
Guidance Software, Inc. * (a)	970	12,290
i2 Technologies, Inc. * (a)	728	11,102
Igate Corp. *	1,984	17,003
InfoUSA, Inc.	1,943	18,050
Innerworkings, Inc. * (a)	1,589	27,378
Interactive Intelligence, Inc. *	686	13,034
Intuit, Inc. *	9,085	275,276
iPass, Inc. * (a)	2,897	12,167
JDA Software Group, Inc. *	991	20,474
Lawson Software, Inc. *	5,532	55,375
Macrovision Corp. *	1,532	37,733
Magma Design Automation, Inc. *	1,280	18,010
Manhattan Associates, Inc. *	820	22,476
ManTech International Corp. *	1,048	37,707
Microsoft Corp.	252,694	7,444,365
MicroStrategy, Inc., Class A *	371	29,435
Midway Games, Inc. * (a)	3,160	13,778
MSC Software Corp. *	1,474	20,076
NAVTEQ Corp. *	2,182	170,131
Novell, Inc. *	9,816	74,994
Nuance Communications, Inc. * (a)	4,964	95,855
Omnicell, Inc. *	885	25,258
Omniture, Inc. * (a)	1,451	43,994
OpenTV Corp., Class A * (a)	5,723	8,470
Oracle Corp. *	139,294	3,015,715
Packeteer, Inc. * (a)	1,309	9,948
PDF Solutions, Inc. *	1,208	11,935
Pegasystems, Inc.	1,592	18,945
Progress Software Corp. *	1,221	36,996
QAD, Inc.	1,581	13,691
Quality Systems, Inc.	804	29,451
Red Hat, Inc. *	4,576	90,925
Riverbed Technology, Inc. *	1,995	80,578
Secure Computing Corp. *	2,156	20,978
Smith Micro Software, Inc. * (a)	909	14,599
Solera Holdings, Inc. *	2,042	36,736
SPSS, Inc. *	621	25,548
Sybase, Inc. *	2,542	58,796
Synchronoss Technologies, Inc. *	980	41,219
Take-Two Interactive Software, Inc. * (a)	2,138	36,517
Taleo Corp. *	895	22,742
THQ, Inc. *	1,853	46,288
Tradestation Group, Inc. *	1,499	17,493
TriZetto Group, Inc. *	1,324	23,183
Ultimate Software Group, Inc. *	775	27,048
Unica Corp. *	983	11,039
VeriFone Holdings, Inc. *	2,316	102,668
VMware, Inc. Class A *	10,217	868,445

The accompanying notes are an integral part of the financial statements.
419

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
Websense, Inc. *	1,350	$26,636

		15,952,558
Steel - 0.32%
AK Steel Holding Corp. *	3,169	139,278
Allegheny Technologies, Inc.	2,652	291,587
Carpenter Technology Corp.	707	91,917
Claymont Steel, Inc. *	698	14,135
Northwest Pipe Company *	388	14,674
Nucor Corp.	8,187	486,881
Olympic Steel, Inc.	408	11,081
Ryerson, Inc.	751	25,339
Schnitzer Steel Industries, Inc.	885	64,862
Steel Dynamics, Inc.	2,132	99,564
United States Steel Corp.	3,167	335,512
Wheeling-Pittsburgh Corp. *	538	10,383
Worthington Industries, Inc. (a)	2,466	58,099

		1,643,312
Telecommunications Equipment &
Services - 1.85%
ADC Telecommunications, Inc. *	3,431	67,282
ADTRAN, Inc. (a)	2,069	47,649
Alaska Communications Systems Group, Inc.	1,489	21,516
American Tower Corp., Class A *	11,462	499,055
Andrew Corp. *	3,224	44,652
Arris Group, Inc. *	3,166	39,100
Aruba Networks, Inc. *	2,213	44,260
Atheros Communications, Inc. *	1,555	46,603
Avaya, Inc. *	11,722	198,805
C-COR, Inc. *	1,584	18,200
Ciena Corp. *	2,471	94,096
Citizens Communications Company	8,849	126,718
Clearwire Corp., Class A *	4,696	114,770
CommScope, Inc. *	1,698	85,308
Comtech Telecommunications Corp. *	683	36,534
Consolidated Communications Holdings, Inc.	231	4,530
Corning, Inc.	42,168	1,039,441
CPI International, Inc. *	735	13,972
Ditech Networks, Inc. *	1,505	7,931
Embarq Corp.	3,807	211,669
Fairpoint Communications, Inc.	1,319	24,876
FiberTower Corp. *	4,651	17,860
Finisar Corp. * (a)	9,193	25,740
General Communication, Inc., Class A *	1,771	21,500
GeoEye, Inc. *	779	20,059
Global Crossing, Ltd. * (a)	1,102	23,230
Globalstar, Inc. * (a)	2,271	16,646
Harmonic, Inc. *	2,361	25,050
Harris Stratex Networks, Inc., Class A *	1,894	33,088
Hughes Communications, Inc. *	574	29,762
Hungarian Telephone & Cable Corp. *	525	10,322
iBasis, Inc. *	1,338	14,384

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telecommunications Equipment &
Services (continued)
ICO Global Communications Holdings, Ltd. * (a)	6,141	$21,371
InterDigital, Inc. *	1,555	32,313
Iowa Telecommunications Services, Inc.	945	18,758
J2 Global Communications, Inc. *	1,416	46,346
JDS Uniphase Corp. *	6,074	90,867
Level 3 Communications, Inc. *	33,290	154,799
Loral Space & Communications, Inc. *	588	23,373
Mastec, Inc. *	2,058	28,956
MRV Communications, Inc. *	4,593	11,391
NEON Communications Group, Inc. *	3,048	14,935
NeuStar, Inc., Class A *	2,104	72,146
Nextwave Wireless, Inc. * (a)	2,605	14,901
NTELOS Holdings Corp.	1,412	41,598
Oplink Communications, Inc. *	828	11,310
OpNext, Inc. *	1,883	21,843
Optium Corp. * (a)	890	9,238
Orbcomm, Inc. * (a)	1,291	9,721
PAETEC Holding Corp. *	2,783	34,704
Plantronics, Inc.	1,435	40,969
Polycom, Inc. *	2,542	68,278
Powerwave Technologies, Inc. *	4,178	25,737
Premiere Global Services, Inc. *	565	7,147
QUALCOMM, Inc.	44,402	1,876,429
RCN Corp. * (a)	1,208	14,858
SAVVIS, Inc. *	1,508	58,480
SBA Communications Corp. *	3,024	106,687
Shenandoah Telecommunications Company	1,218	26,504
Sirenza Microdevices, Inc. *	1,735	29,998
Sonus Networks, Inc. *	7,319	44,646
SureWest Communications	684	17,107
Symmetricom, Inc. *	2,032	9,550
Tekelec, Inc. *	2,131	25,785
Tellabs, Inc. *	12,642	120,352
UTStarcom, Inc. * (a)	3,921	14,351
Verizon Communications, Inc.	77,577	3,435,110
Viasat, Inc. *	875	26,976
Vonage Holdings Corp. * (a)	5,191	5,347

		9,637,489
Telephone - 1.88%
AT&T, Inc.	164,291	6,951,152
Atlantic Tele-Network, Inc.	571	20,756
Cbeyond Communications, Inc. *	852	34,753
Centennial Communications Corp., Class A *	3,354	33,942
CenturyTel, Inc.	3,103	143,421
Cincinnati Bell, Inc. *	7,490	37,001
Harris Corp.	3,721	215,037
IDT Corp. (a)	3,061	25,621
Qwest Communications International, Inc. *	50,514	462,708
Sprint Nextel Corp.	77,742	1,477,098
U.S. Cellular Corp. *	2,347	230,475

The accompanying notes are an integral part of the financial statements.
420

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Windstream Corp.	10,935	$154,402

		9,786,366
Tires & Rubber - 0.05%
Cooper Tire & Rubber Company	1,820	44,408
Goodyear Tire & Rubber Company *	5,547	168,684
Myers Indiana, Inc.	1,042	20,653

		233,745
Tobacco - 0.95%
Alliance One International, Inc. *	3,015	19,718
Altria Group, Inc.	56,375	3,919,754
Loews Corp. - Carolina Group	2,739	225,228
Reynolds American, Inc. (a)	7,919	503,569
Schweitzer Mauduit International, Inc.	694	16,170
Universal Corp.	714	34,950
UST, Inc.	4,113	204,005
Vector Group, Ltd.	1,793	40,190

		4,963,584
Toys, Amusements & Sporting Goods - 0.08%
Hasbro, Inc.	3,801	105,972
Jakks Pacific, Inc. *	841	22,463
Marvel Entertainment, Inc. *	2,428	56,913
Mattel, Inc.	9,818	230,330
Russ Berrie & Company, Inc. *	984	16,531

		432,209
Transportation - 0.30%
Aircastle, Ltd.	1,789	59,788
Alexander & Baldwin, Inc.	1,211	60,707
American Commercial Lines, Inc. * (a)	1,760	41,765
Arlington Tankers, Ltd. (a)	742	18,276
Atlas Air Worldwide Holdings, Inc. *	611	31,546
Bristow Group, Inc. *	627	27,406
C.H. Robinson Worldwide, Inc.	4,542	246,585
Con-way, Inc.	963	44,298
Eagle Bulk Shipping, Inc.	1,242	31,969
Excel Maritime Carriers Ltd.	658	36,716
Expeditors International of Washington, Inc.	5,528	261,474
Genco Shipping & Trading, Ltd. (a)	757	49,606
General Maritime Corp.	908	25,342
Horizon Lines, Inc.	1,038	31,690
Kirby Corp. *	999	44,096
K-Sea Transportation Partners LP	49	1,909
Laidlaw International, Inc.	2,195	77,308
Marten Transport, Ltd. *	844	13,006
Martin Midstream Partners LP *	32	1,171
Overseas Shipholding Group, Inc.	1,095	84,129
Pacer International, Inc.	1,166	22,212
Patriot Transportation Holding, Inc. * (a)	166	16,325
PHI, Inc. *	617	18,596
Saia, Inc. *	560	9,257
Ship Finance International, Ltd. (a)	1,969	51,726
Teekay LNG Partners LP *	1,112	37,519

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
Teekay Shipping Corp. (a)	1,997	$117,444
U.S. Shipping Partners LP *	232	4,582
Universal Truckload Services, Inc. * (a)	677	14,867
UTI Worldwide, Inc.	2,777	63,816

		1,545,131
Travel Services - 0.01%
Ambassadors Group, Inc.	666	25,375

Trucking & Freight - 0.74%
Arkansas Best Corp.	772	25,214
Celadon Group, Inc. *	960	11,299
FedEx Corp.	8,211	860,102
Forward Air Corp.	985	29,333
Heartland Express, Inc. (a)	2,953	42,169
Hub Group, Inc., Class A *	1,205	36,186
J.B. Hunt Transport Services, Inc.	4,075	107,173
Knight Transportation, Inc. (a)	2,527	43,490
Landstar Systems, Inc.	1,621	68,033
Old Dominion Freight Lines, Inc. *	1,154	27,662
Oshkosh Truck Corp.	2,000	123,940
Plains All American Pipeline LP	2,785	151,755
Ryder Systems, Inc.	1,637	80,213
United Parcel Service, Inc., Class B	28,602	2,148,010
Wabash National Corp. (a)	1,176	13,277
Werner Enterprises, Inc.	2,302	39,479
YRC Worldwide, Inc. *	1,635	44,668

		3,852,003
Utility Service - 0.00%
SJW Corp. (a)	602	20,552

TOTAL COMMON STOCKS (Cost $382,682,605)		$500,858,705

WARRANTS - 0.00%

Electrical Equipment - 0.00%
Optical Cable Corp.
(Expiration date 10/24/2007; strike
price $4.88)	24	0

TOTAL WARRANTS (Cost $0)		$0

RIGHTS - 0.00%

Auto Parts - 0.00%
Exide Technologies (Expiration date
09/28/2007, Strike Price USD 6.55) *	2,004	0

Pharmaceuticals - 0.00%
OSI Pharmaceuticals, Inc. (Expiration date
06/12/2008) *	19	0

TOTAL RIGHTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 7.61%
Dresdner U.S. Finance, Inc.
5.16% due 10/01/2007	$18,031,000	$18,031,000
John Hancock Cash Investment Trust (c)	20,259,200	20,259,200

The accompanying notes are an integral part of the financial statements.
421

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
4.82% due 10/18/2007	$1,300,000	$1,297,041

TOTAL SHORT TERM INVESTMENTS
(Cost $39,587,241)		$39,587,241

Total Investments (Total Stock Market Index Trust)
(Cost $422,269,846) - 103.88%		$540,445,946
Liabilities in Excess of Other Assets - (3.88)%		(20,208,320)

TOTAL NET ASSETS - 100.00%		$520,237,626

U.S. Core Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.09%

Advertising - 0.04%
Omnicom Group, Inc.	7,300	$351,057

Aerospace - 0.83%
General Dynamics Corp.	17,300	1,461,331
Goodrich Corp.	3,300	225,159
Lockheed Martin Corp.	27,600	2,994,324
Northrop Grumman Corp.	1,100	85,800
Rockwell Collins, Inc.	8,300	606,232
United Technologies Corp.	21,400	1,722,272

		7,095,118
Aluminum - 0.11%
Alcoa, Inc.	23,600	923,232

Apparel & Textiles - 1.90%
Cintas Corp.	10,700	396,970
Coach, Inc. *	127,900	6,045,833
Liz Claiborne, Inc.	39,400	1,352,602
Mohawk Industries, Inc. * (a)	5,000	406,500
NIKE, Inc., Class B	80,100	4,698,666
Polo Ralph Lauren Corp., Class A	6,500	505,375
VF Corp.	35,600	2,874,700

		16,280,646
Auto Parts - 0.42%
Autoliv, Inc.	11,000	657,250
AutoZone, Inc. *	20,200	2,346,028
Johnson Controls, Inc.	5,300	625,983

		3,629,261
Auto Services - 0.16%
AutoNation, Inc. *	75,300	1,334,316

Automobiles - 1.38%
Ford Motor Company *	346,600	2,942,634
General Motors Corp.	64,900	2,381,830
PACCAR, Inc.	76,300	6,504,575

		11,829,039
Banking - 1.79%
Bank of America Corp.	141,002	7,088,171

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
BB&T Corp.	31,600	$1,276,324
Comerica, Inc.	25,600	1,312,768
Fifth Third Bancorp	16,300	552,244
First Horizon National Corp. (a)	12,300	327,918
National City Corp.	105,300	2,641,977
Popular, Inc. (a)	5,600	68,768
UnionBanCal Corp.	7,900	461,439
US Bancorp	50,300	1,636,259

		15,365,868
Broadcasting - 0.25%
CBS Corp., Class B	29,800	938,700
Liberty Media Corp. - Capital, Series A *	6,800	848,844
News Corp., Class A	14,400	316,656

		2,104,200
Building Materials & Construction - 0.20%
American Standard Companies, Inc.	26,900	958,178
Masco Corp.	31,000	718,270

		1,676,448
Business Services - 0.78%
Affiliated Computer Services, Inc., Class A *	10,800	542,592
DST Systems, Inc. *	1,100	94,391
Fiserv, Inc. *	59,000	3,000,740
Manpower, Inc.	4,600	296,010
Moody's Corp.	12,500	630,000
NCR Corp. *	9,000	448,200
Pitney Bowes, Inc.	17,100	776,682
R.R. Donnelley & Sons Company	11,800	431,408
Total Systems Services, Inc. (a)	17,700	491,706

		6,711,729
Cable & Television - 0.99%
Comcast Corp., Class A *	127,200	3,075,696
DIRECTV Group, Inc. *	55,900	1,357,252
Time Warner, Inc.	222,600	4,086,936

		8,519,884
Chemicals - 0.71%
Dow Chemical Company	52,000	2,239,120
E.I. Du Pont de Nemours & Company	37,800	1,873,368
Eastman Chemical Company	5,500	367,015
Lubrizol Corp.	11,500	748,190
Lyondell Chemical Company	10,000	463,500
PPG Industries, Inc.	4,900	370,195

		6,061,388
Colleges & Universities - 0.05%
ITT Educational Services, Inc. *	3,600	438,084

Computers & Business Equipment - 8.39%
Apple, Inc. *	65,200	10,010,808
CDW Corp. *	16,900	1,473,680
Cisco Systems, Inc. *	468,300	15,505,413
Cognizant Technology Solutions Corp.,
Class A *	9,800	781,746

The accompanying notes are an integral part of the financial statements.
422

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Dell, Inc. *	408,300	$11,269,080
EMC Corp. *	184,600	3,839,680
Hewlett-Packard Company	61,300	3,052,127
International Business Machines Corp.	207,400	24,431,720
Juniper Networks, Inc. *	6,300	230,643
Lexmark International, Inc. *	31,000	1,287,430

		71,882,327
Construction Materials - 0.14%
Martin Marietta Materials, Inc.	1,800	240,390
Sherwin-Williams Company	10,400	683,384
Vulcan Materials Company	3,000	267,450

		1,191,224
Containers & Glass - 0.23%
Ball Corp.	6,600	354,750
Owens-Illinois, Inc. *	13,100	542,995
Pactiv Corp. *	19,700	564,602
Sealed Air Corp.	19,400	495,864

		1,958,211
Cosmetics & Toiletries - 1.40%
Avon Products, Inc.	20,300	761,859
Colgate-Palmolive Company	1,900	135,508
Estee Lauder Companies, Inc., Class A	8,500	360,910
International Flavors & Fragrances, Inc.	16,200	856,332
Kimberly-Clark Corp.	69,400	4,876,044
Procter & Gamble Company	71,500	5,029,310

		12,019,963
Crude Petroleum & Natural Gas - 0.53%
Apache Corp.	10,700	963,642
Devon Energy Corp.	16,200	1,347,840
Marathon Oil Corp.	17,500	997,850
Occidental Petroleum Corp.	18,600	1,191,888

		4,501,220
Drugs & Health Care - 0.15%
Wyeth	29,500	1,314,225

Educational Services - 0.14%
Apollo Group, Inc., Class A *	19,900	1,196,985

Electrical Utilities - 0.97%
American Electric Power Company, Inc.	38,200	1,760,256
CenterPoint Energy, Inc. (a)	19,400	310,982
Constellation Energy Group	7,400	634,846
Edison International	15,100	837,295
Entergy Corp.	30,200	3,270,358
FPL Group, Inc.	1,800	109,584
Public Service Enterprise Group, Inc.	2,400	211,176
The AES Corp. *	37,500	751,500
Xcel Energy, Inc.	20,700	445,878

		8,331,875
Electronics - 0.21%
Arrow Electronics, Inc. *	7,700	327,404

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Avnet, Inc. *	22,200	$884,892
Tyco Electronics, Ltd.	17,425	617,368

		1,829,664
Energy - 0.02%
Sempra Energy	3,200	185,984

Financial Services - 5.42%
Citigroup, Inc.	459,700	21,454,199
Countrywide Financial Corp.	19,900	378,299
Discover Financial Services	26,800	557,440
Eaton Vance Corp.	12,600	503,496
Federal Home Loan Mortgage Corp.	24,500	1,445,745
Federal National Mortgage Association	169,200	10,289,052
Franklin Resources, Inc.	13,900	1,772,250
Goldman Sachs Group, Inc.	22,400	4,854,976
Morgan Stanley (c)	43,100	2,715,300
SEI Investments Company	31,300	853,864
The First Marblehead Corp. (a)	13,300	504,469
Washington Mutual, Inc.	32,158	1,135,499

		46,464,589
Food & Beverages - 3.66%
ConAgra Foods, Inc.	41,600	1,087,008
General Mills, Inc.	6,200	359,662
H.J. Heinz Company	1,900	87,780
Hormel Foods Corp.	6,900	246,882
Kraft Foods, Inc., Class A	132,259	4,564,258
McCormick & Company, Inc.	10,400	374,088
Pepsi Bottling Group, Inc.	2,500	92,925
PepsiCo, Inc.	78,300	5,736,258
Sara Lee Corp.	22,700	378,863
Sysco Corp.	68,300	2,430,797
The Coca-Cola Company	260,500	14,970,935
Tyson Foods, Inc., Class A	56,100	1,001,385

		31,330,841
Forest Products - 0.16%
Weyerhaeuser Company	18,500	1,337,550

Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	7,500	143,700

Gas & Pipeline Utilities - 0.04%
NiSource, Inc.	19,600	375,144

Healthcare Products - 5.50%
Baxter International, Inc.	66,400	3,736,992
Becton, Dickinson & Company	5,600	459,480
C.R. Bard, Inc.	4,800	423,312
Covidien, Ltd. *	17,425	723,137
Johnson & Johnson	295,500	19,414,350
Medtronic, Inc.	53,100	2,995,371
Patterson Companies, Inc. *	19,300	745,173
St. Jude Medical, Inc. *	15,100	665,457
Stryker Corp.	112,500	7,735,500

The accompanying notes are an integral part of the financial statements.
423

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Zimmer Holdings, Inc. *	126,500	$10,245,235

		47,144,007
Healthcare Services - 3.85%
Cardinal Health, Inc.	67,800	4,239,534
Coventry Health Care, Inc. *	9,000	559,890
Express Scripts, Inc. *	79,400	4,432,108
Health Net, Inc. *	6,600	356,730
McKesson Corp.	74,100	4,356,339
Medco Health Solutions, Inc. *	17,900	1,617,981
Quest Diagnostics, Inc.	46,300	2,674,751
UnitedHealth Group, Inc.	297,200	14,393,396
WellPoint, Inc. *	4,400	347,248

		32,977,977
Holdings Companies/Conglomerates - 0.08%
General Electric Company	17,400	720,360

Homebuilders - 0.14%
Centex Corp.	10,800	286,956
D.R. Horton, Inc.	17,100	219,051
KB Home (a)	2,000	50,120
Lennar Corp., Class A (a)	12,200	276,330
Toll Brothers, Inc. *	19,100	381,809

		1,214,266
Hotels & Restaurants - 1.78%
Marriott International, Inc., Class A	37,400	1,625,778
McDonald's Corp.	185,900	10,125,973
Starbucks Corp. *	65,500	1,716,100
Yum! Brands, Inc.	52,100	1,762,543

		15,230,394
Household Products - 0.22%
Energizer Holdings, Inc. *	17,200	1,906,620

Industrial Machinery - 0.59%
Cummins, Inc.	6,200	792,918
Deere & Company	10,900	1,617,778
Ingersoll-Rand Company, Ltd., Class A	14,300	778,921
ITT Corp.	13,000	883,090
Pall Corp.	13,700	532,930
W.W. Grainger, Inc.	4,500	410,355

		5,015,992
Insurance - 5.76%
ACE, Ltd.	15,000	908,550
Aetna, Inc.	40,900	2,219,643
AFLAC, Inc.	37,500	2,139,000
Allstate Corp.	147,100	8,412,649
Ambac Financial Group, Inc.	21,200	1,333,692
American International Group, Inc.	136,500	9,234,225
Brown & Brown, Inc.	21,300	560,190
Chubb Corp.	11,800	632,952
CIGNA Corp.	45,600	2,430,024
Cincinnati Financial Corp.	6,300	272,853
CNA Financial Corp.	9,200	361,744

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
First American Corp.	18,400	$673,808
Hartford Financial Services Group, Inc.	8,100	749,655
Lincoln National Corp.	2,700	178,119
Markel Corp. *	1,900	919,600
MBIA, Inc.	17,200	1,050,060
MetLife, Inc.	24,600	1,715,358
MGIC Investment Corp. (a)	21,200	684,972
Old Republic International Corp.	49,800	933,252
PMI Group, Inc.	17,400	568,980
Progressive Corp.	80,100	1,554,741
Prudential Financial, Inc.	23,600	2,302,888
Radian Group, Inc. (a)	16,200	377,136
SAFECO Corp.	15,400	942,788
The Travelers Companies, Inc.	91,400	4,601,076
Torchmark Corp.	27,300	1,701,336
UnumProvident Corp.	61,600	1,507,352
W.R. Berkley Corp.	13,050	386,671

		49,353,314
International Oil - 9.94%
Anadarko Petroleum Corp.	26,300	1,413,625
Chevron Corp.	236,400	22,122,312
ConocoPhillips	84,970	7,457,817
Exxon Mobil Corp.	585,100	54,156,856

		85,150,610
Internet Retail - 0.58%
Amazon.com, Inc. *	18,500	1,723,275
eBay, Inc. *	61,600	2,403,632
Expedia, Inc. *	14,600	465,448
IAC/InterActiveCorp. *	13,200	391,644

		4,983,999
Internet Software - 0.19%
McAfee, Inc. *	24,900	868,263
Symantec Corp. *	4,400	85,272
VeriSign, Inc. *	20,800	701,792

		1,655,327
Leisure Time - 0.31%
Carnival Corp.	32,400	1,569,132
MGM MIRAGE *	12,300	1,100,112

		2,669,244
Life Sciences - 0.09%
Waters Corp. *	11,700	782,964

Liquor - 0.38%
Anheuser-Busch Companies, Inc.	64,500	3,224,355

Manufacturing - 1.60%
Danaher Corp.	46,300	3,829,473
Eaton Corp.	6,900	683,376
Harley-Davidson, Inc.	112,100	5,180,141
Honeywell International, Inc.	44,100	2,622,627
Illinois Tool Works, Inc.	11,300	673,932
SPX Corp.	4,200	388,752

The accompanying notes are an integral part of the financial statements.
424

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Tyco International, Ltd.	8,125	$360,263

		13,738,564
Metal & Metal Products - 0.23%
Precision Castparts Corp.	13,100	1,938,538

Paper - 0.02%
Temple-Inland, Inc.	3,000	157,890

Petroleum Services - 0.29%
Schlumberger, Ltd.	6,800	714,000
Tesoro Corp.	7,100	326,742
Valero Energy Corp.	21,600	1,451,088

		2,491,830
Pharmaceuticals - 9.70%
Abbott Laboratories	85,200	4,568,424
AmerisourceBergen Corp.	62,600	2,837,658
Bristol-Myers Squibb Company	42,500	1,224,850
Eli Lilly & Company	20,200	1,149,986
Forest Laboratories, Inc. *	152,900	5,701,641
King Pharmaceuticals, Inc. *	35,500	416,060
Merck & Company, Inc.	625,500	32,332,095
Pfizer, Inc.	1,195,400	29,203,622
Schering-Plough Corp.	179,500	5,677,585

		83,111,921
Publishing - 0.58%
Gannett Company, Inc.	79,600	3,478,520
McGraw-Hill Companies, Inc.	21,500	1,094,565
Tribune Company	14,100	385,212

		4,958,297
Railroads & Equipment - 0.06%
CSX Corp.	7,500	320,475
Union Pacific Corp.	1,600	180,896

		501,371
Retail Grocery - 0.85%
Safeway, Inc.	82,000	2,715,020
SUPERVALU, Inc.	38,333	1,495,370
The Kroger Company	106,900	3,048,788

		7,259,178
Retail Trade - 12.08%
Abercrombie & Fitch Company, Class A	26,300	2,122,410
Advance Auto Parts, Inc.	2,200	73,832
American Eagle Outfitters, Inc.	56,850	1,495,723
Bed Bath & Beyond, Inc. *	84,600	2,886,552
Best Buy Company, Inc.	10,700	492,414
CarMax, Inc. *	28,800	585,504
Family Dollar Stores, Inc.	40,200	1,067,712
Gap, Inc.	17,500	322,700
Home Depot, Inc.	715,800	23,220,552
J.C. Penney Company, Inc.	8,900	563,993
Kohl's Corp. *	90,800	5,205,564
Limited Brands, Inc.	16,000	366,240
Lowe's Companies, Inc.	435,100	12,191,502

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Nordstrom, Inc.	37,900	$1,777,131
PetSmart, Inc.	9,600	306,240
RadioShack Corp.	29,100	601,206
Ross Stores, Inc.	9,800	251,272
Sears Holdings Corp. *	3,400	432,480
Staples, Inc.	130,700	2,808,743
Target Corp.	130,900	8,321,313
The TJX Companies, Inc.	34,600	1,005,822
Tiffany & Company	19,700	1,031,295
Walgreen Company	119,200	5,631,008
Wal-Mart Stores, Inc.	704,000	30,729,600

		103,490,808
Semiconductors - 1.10%
Analog Devices, Inc.	16,200	585,792
Intel Corp.	268,300	6,938,238
KLA-Tencor Corp.	17,600	981,728
Novellus Systems, Inc. *	12,500	340,750
Xilinx, Inc.	22,400	585,536

		9,432,044
Software - 4.48%
Adobe Systems, Inc. *	10,600	462,796
BMC Software, Inc. *	16,700	521,541
CA, Inc.	3,500	90,020
Citrix Systems, Inc. *	5,100	205,632
Intuit, Inc. *	11,400	345,420
Microsoft Corp.	1,038,100	30,582,426
Oracle Corp. *	284,500	6,159,425

		38,367,260
Telecommunications Equipment &
Services - 2.26%
Avaya, Inc. *	16,800	284,928
QUALCOMM, Inc.	44,800	1,893,248
Verizon Communications, Inc.	387,600	17,162,928

		19,341,104
Telephone - 2.89%
AT&T, Inc.	575,622	24,354,567
CenturyTel, Inc.	7,800	360,516

		24,715,083
Tires & Rubber - 0.14%
Goodyear Tire & Rubber Company *	39,600	1,204,236

Tobacco - 0.54%
Altria Group, Inc.	43,000	2,989,790
Loews Corp. - Carolina Group	1,100	90,453
UST, Inc.	31,700	1,572,320

		4,652,563
Toys, Amusements & Sporting Goods - 0.34%
Hasbro, Inc.	33,900	945,132
Mattel, Inc.	84,100	1,972,986

		2,918,118

The accompanying notes are an integral part of the financial statements.
425

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation - 0.07%
C.H. Robinson Worldwide, Inc.	10,400	$564,616

Trucking & Freight - 0.36%
FedEx Corp.	29,300	3,069,175

TOTAL COMMON STOCKS (Cost $793,461,551)		$840,325,797

SHORT TERM INVESTMENTS - 0.42%
John Hancock Cash Investment Trust (c)	$3,561,231	$3,561,231

TOTAL SHORT TERM INVESTMENTS
(Cost $3,561,231)		$3,561,231

REPURCHASE AGREEMENTS - 1.88%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$16,151,517 on 10/01/2007,
collateralized by $16,070,000
Federal National Mortgage
Association, 5.70% due
04/20/2012 (valued at
$16,471,750, including interest)	$16,146,000	$16,146,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,146,000)		$16,146,000

Total Investments (U.S. Core Trust)
(Cost $813,168,782) - 100.39%		$860,033,028
Liabilities in Excess of Other Assets - (0.39)%		(3,318,559)

TOTAL NET ASSETS - 100.00%		$856,714,469

U.S. Global Leaders Growth Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.46%

Biotechnology - 4.97%
Genzyme Corp. *	640,273	$39,671,315

Business Services - 5.00%
Automatic Data Processing, Inc.	868,652	39,897,186

Cosmetics & Toiletries - 7.55%
Colgate-Palmolive Company	227,233	16,206,258
Procter & Gamble Company	626,363	44,058,373

		60,264,631
Financial Services - 4.20%
State Street Corp.	492,336	33,557,622

Food & Beverages - 12.09%
PepsiCo, Inc.	579,900	42,483,474
Sysco Corp.	808,247	28,765,511
The Coca-Cola Company	439,475	25,256,628

		96,505,613
Healthcare Products - 11.19%
Johnson & Johnson	494,896	32,514,667

U.S. Global Leaders Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Medtronic, Inc.	583,508	$32,915,686
Stryker Corp.	348,000	23,928,480

		89,358,833
Holdings Companies/Conglomerates - 4.98%
General Electric Company	961,301	39,797,861

Hotels & Restaurants - 2.90%
Starbucks Corp. *	882,588	23,123,806

Insurance - 2.61%
American International Group, Inc.	307,556	20,806,163

Internet Retail - 2.28%
eBay, Inc. *	466,743	18,212,312

Leisure Time - 2.98%
Electronic Arts, Inc. *	425,414	23,818,930

Pharmaceuticals - 4.03%
Teva Pharmaceutical Industries, Ltd., SADR	723,027	32,153,011

Retail Grocery - 3.10%
Whole Foods Market, Inc. (a)	505,000	24,724,800

Retail Trade - 14.67%
Costco Wholesale Corp.	365,281	22,417,295
Lowe's Companies, Inc.	1,111,000	31,130,220
Staples, Inc.	1,843,969	39,626,894
Walgreen Company	507,000	23,950,680

		117,125,089
Sanitary Services - 2.20%
Ecolab, Inc.	373,000	17,605,600

Software - 7.53%
Microsoft Corp.	1,250,404	36,836,902
SAP AG, SADR (a)	397,400	23,315,458

		60,152,360
Telecommunications Equipment &
Services - 3.18%
QUALCOMM, Inc.	601,300	25,410,938

Trucking & Freight - 4.00%
FedEx Corp.	304,800	31,927,800

TOTAL COMMON STOCKS (Cost $727,832,534)		$794,113,870

SHORT TERM INVESTMENTS - 6.04%
John Hancock Cash Investment Trust	$48,202,207	$48,202,207

TOTAL SHORT TERM INVESTMENTS
(Cost $48,202,207)		$48,202,207

The accompanying notes are an integral part of the financial statements.
426

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Global Leaders Growth Trust (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.52%
Repurchase Agreement with State
Street Corp. dated 09/30/2007 at
4.10% to be repurchased at
$4,189,431 on 10/1/2007,
collateralized by $4,110,000
Federal Home Loan Mortgage
Corp., 5.55% due 10/04/2016
(valued at $4,274,400, including
interest)	$4,188,000	$4,188,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,188,000)		$4,188,000

Total Investments (U.S. Global Leaders Growth Trust)
(Cost $780,222,741) - 106.02%		$846,504,077
Liabilities in Excess of Other Assets - (6.02)%		(48,052,489)

TOTAL NET ASSETS - 100.00%		$798,451,588

U.S. Government Securities Trust
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 13.07%

Treasury Inflation Protected
Securities (d) - 3.32%
2.00% due 01/15/2026	$6,338,920	$6,053,669
2.375% due 01/15/2027	3,222,679	3,261,957
2.50% due 07/15/2016	2,341,369	2,384,904

		11,700,530
U.S. Treasury Bonds - 0.10%
4.75% due 02/15/2037	240,000	236,850
4.25% due 08/15/2014	10,000	9,929
5.00% due 05/15/2037	110,000	112,836

		359,615
U.S. Treasury Notes - 9.65%
3.625% due 07/15/2009	4,280,000	4,255,591
4.00% due 04/15/2010 ***	8,222,000	8,222,641
4.50% due 03/31/2009 ***	17,000,000	17,131,478
4.625% due 07/31/2012	4,340,000	4,415,612

		34,025,322

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $45,751,414)		$46,085,467

U.S. GOVERNMENT AGENCY OBLIGATIONS - 84.13%

Federal Home Loan Mortgage Corp. - 4.20%
5.00% due 08/01/2033	948,352	907,770
5.00% due 08/01/2033 ***	3,335,336	3,192,609
5.50% TBA **	1,600,000	1,566,499
5.899% due 01/01/2037 ***	6,157,154	6,212,245
6.00% due 10/01/2010 to 11/01/2028	272,420	274,792
6.00% due 11/01/2028 to 12/01/2028 ***	826,067	832,932
6.50% due 12/01/2010	40,055	40,303
7.00% due 02/01/2011 to 06/01/2032	1,345,190	1,393,243

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp.
(continued)
7.00% due 07/01/2011 to
02/01/2028 ***	$268,963	$278,543
9.00% due 10/01/2017	22,257	22,598
9.50% due 08/01/2020	63,589	69,340
11.75% due 12/01/2013	3,098	3,456
12.00% due 07/01/2020	19,626	21,274

		14,815,604
Federal National Mortgage
Association - 74.95%
3.50% due 02/17/2009 (b)***	4,456,000	4,372,405
4.875% due 01/11/2008	4,060,000	4,058,908
5.00% due 04/01/2019	3,888,727	3,822,534
5.00% TBA **	86,900,000	82,947,102
5.50% due 04/01/2018 to 05/01/2018 ***	5,263,449	5,262,782
5.50% TBA **	84,800,000	83,233,875
5.785% due 08/01/2037 (b)	3,547,671	3,591,008
6.00% TBA **	40,070,000	40,158,327
6.365% due 07/01/2037 (b)	4,485,012	4,570,073
6.50% due 03/01/2026 to 06/01/2029	627,862	644,348
6.50% due 02/01/2026 ***	117,367	120,431
6.50% TBA **	26,800,000	27,276,380
7.00% due 07/01/2022 to 01/01/2030	601,610	626,634
7.00% due 04/01/2028 to 01/01/2034 ***	1,452,024	1,506,527
7.50% due 09/01/2029 to 02/01/2031	345,657	361,969
8.00% due 06/01/2017 to 12/01/2032	414,167	436,647
8.00% due 01/01/2031 to 03/01/2033 ***	430,251	455,268
8.25% due 09/01/2008	1,228	1,237
8.50% due 02/01/2009	427	431
8.50% due 08/01/2019 ***	332,125	354,330
8.75% due 08/01/2009 to 12/01/2009	41,288	41,652
9.00% due 05/01/2021	16,330	17,624
11.50% due 09/15/2013 to 09/01/2019	77,688	86,859
12.00% due 01/01/2013 to 04/20/2016	193,255	220,720
12.50% due 01/01/2013 to 09/20/2015	93,240	103,849
13.50% due 11/15/2014	46,749	52,810

		264,324,730
Government National Mortgage
Association - 4.98%
6.00% TBA **	15,400,000	15,496,250
6.50% due 02/15/2034 to 09/15/2034	1,021,946	1,045,430
7.50% due 02/15/2022 to 12/15/2027	525,314	551,852
8.50% due 06/15/2025 ***	413,985	447,628
11.00% due 09/15/2015	1,794	2,025

		17,543,185

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $296,936,333)		$296,683,519

COLLATERALIZED MORTGAGE
OBLIGATIONS - 24.14%
American Home Mortgage Assets, Series 2006-2,
Class 2A1
5.3213% due 09/25/2046 (b)***	1,515,097	1,490,021

The accompanying notes are an integral part of the financial statements.
427

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
5.2113% due 06/25/2046 (b)***	$1,540,992	$1,532,279
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 11A1
5.9695% due 11/25/2034 (b)***	482,935	482,998
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
7.0723% due 11/25/2034 (b)***	1,898,279	1,954,035
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.4788% due 09/26/2037 (b)	3,600,000	3,582,000
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.1025% due 09/27/2037 (b)	3,700,000	3,642,188
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	3,080,000	3,024,283
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
5.8263% due 11/20/2035 (b)	690,908	676,175
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
5.3213% due 08/25/2046 (b)***	2,805,908	2,733,524
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
5.3213% due 09/25/2046 (b)***	2,977,244	2,905,427
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
5.3413% due 06/25/2046 (b)***	1,896,398	1,869,378
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
5.6963% due 07/20/2046 (b)***	2,787,609	2,724,689
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
5.7063% due 07/20/2046 (b)***	666,358	649,646
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
5.6963% due 07/20/2046 (b)***	2,887,547	2,832,117
Countrywide Home Loans, Series
2004-12, Class 16A1
6.753% due 08/25/2034 (b)	331,189	333,045
Countrywide Home Loans, Series
2004-20, Class 2A1
7.4177% due 09/25/2034 (b)***	370,753	380,286
Countrywide Home Loans, Series 2005-7, Class 2A1
5.4413% due 03/25/2035 (b)***	961,131	959,502
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032 ***	692,679	618,340
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023 ***	1,450,269	19,225
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
6.3566% due 01/25/2043 (b)***	1,836,457	1,856,973

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
1998-M4, Class C
6.527% due 05/25/2030 ***	$909,405	$907,233
Greenpoint Mortgage Funding Trust, Series
2006-AR4, Class A1A
5.2313% due 09/25/2046 (b)***	2,793,852	2,768,464
Harborview Mortgage Loan Trust, Series 2004-2,
Class 2A1
5.7625% due 06/19/2034 (b)***	560,177	545,606
Impac CMB Trust, Series 2004-5, Class 1A1
5.4913% due 10/25/2034 (b)***	302,060	302,006
Impac Secured Assets Corp., Series 2005-2,
Class A1
5.4513% due 03/25/2036 (b)***	2,391,137	2,346,263
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	4,090,000	4,029,917
Luminent Mortgage Trust, Series 2006-4, Class A1A
5.3213% due 05/25/2046 (b)***	2,519,059	2,450,727
Master Adjustable Rate Mortgages Trust, Series
2004-12, Class 5A1
6.7709% due 10/25/2034 (b)***	743,343	749,361
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
5.2152% due 12/25/2034 (b)***	306,570	310,301
Master Adjustable Rate Mortgages Trust, Series
2007-3, Class 12A1
5.3313% due 05/25/2047 (b)	3,246,675	3,152,852
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
5.2013% due 06/25/2036 (b)***	1,604,721	1,598,596
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
5.3213% due 09/25/2046 (b)***	2,282,294	2,217,155
Residential Accredit Loans, Inc., Series 2005-QO3,
Class A1
5.5313% due 10/25/2045 (b)***	109,927	107,785
Residential Accredit Loans, Inc., Series 2006-QO5,
Class 3A1
5.2013% due 05/25/2046 (b)***	86,918	86,832
Residential Asset Mortgage Products, Inc., Series
2002-RP1, Class A1
5.5613% due 03/25/2033	38,649	38,359
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 1A2
5.7915% due 11/25/2034 (b)***	59,769	60,676
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 2A1
5.1983% due 01/25/2035 (b)	49,374	49,296
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
5.3113% due 07/25/2036 (b)***	2,880,907	2,799,452
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
5.3213% due 07/25/2036 (b)***	2,368,389	2,301,473

The accompanying notes are an integral part of the financial statements.
428

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
5.3413% due 08/25/2036 (b)***	$3,238,123	$3,187,369
Thornburg Mortgage Securities Trust, Series
2005-2, Class A4
5.3813% due 07/25/2045 (b)***	3,561,196	3,556,541
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
5.3913% due 10/25/2045 (b)***	3,200,183	3,191,635
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
5.2363% due 05/25/2046 (b)***	3,344,741	3,324,275
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
5.2413% due 06/25/2046 (b)***	3,440,311	3,418,581
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2308% due 09/25/2037	1,470,000	1,466,143
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2197% due 09/25/2037 (b)	1,340,000	1,334,347
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
5.4013% due 12/25/2045 (b)***	2,134,626	2,087,628
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A2
5.4213% due 12/25/2045 (b)***	298,549	292,142
Washington Mutual, Inc., Mortgage Pass-Through
Certificates, Series 2005-AR19, Class A1A2
5.4213% due 12/25/2045 (b)	237,503	232,968
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
5.2613% due 08/25/2036 (b)***	1,972,931	1,957,825

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $87,250,183)		$85,137,939

ASSET BACKED SECURITIES - 17.08%
ACE Securities Corp., Series 2006-GP1, Class A
5.2613% due 02/25/2031 (b)***	2,323,231	2,289,118
ACE Securities Corp., Series 2006-SL3, Class A1
5.2313% due 06/25/2036 (b)***	1,992,470	1,917,426
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
5.6113% due 06/25/2034 (b)***	534,126	519,438
Bay View Auto Trust, Series 2003-LJ1, Class A4
3.44% due 04/25/2012 ***	629,941	616,939
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
6.0425% due 02/15/2034 (b)***	1,937,836	1,911,177
Countrywide Home Equity Loan Trust, Series
2004-R, Class 2A
6.0025% due 03/15/2030 (b)***	1,979,848	1,931,756
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
5.8925% due 07/15/2036 (b)***	2,478,061	2,435,100

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
6.3025% due 08/15/2037 (b)	$3,700,000	$3,678,610
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
5.3913% due 05/25/2036 (b)***	2,124,360	2,088,180
EMC Mortgage Loan Trust, Series 2006-A, Class A1
5.5813% due 12/25/2042 (b)***	667,666	667,663
GMAC Mortgage Corp. Loan Trust, Series
2004-VF1, Class A1
5.8813% due 02/25/2031 (b)	3,468,484	3,342,596
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
5.3413% due 11/25/2036 (b)***	4,000,000	3,935,718
GSAA Home Equity Trust, Series 2005-5, Class A4
5.4013% due 02/25/2035 (b)***	1,957,233	1,937,966
GSAMP Trust, Series 2006-S4, Class A1
5.2213% due 05/25/2036 (b)***	1,830,950	1,747,779
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
5.2613% due 06/25/2036 (b)***	2,277,441	1,870,231
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
5.1913% due 08/25/2036 (b)***	91,675	91,480
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	4,530,000	4,487,155
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
5.4113% due 08/25/2045 (b)***	633,152	626,495
Morgan Stanley ABS Capital I, Series 2004-HE8,
Class A7
5.6613% due 09/25/2034 (b)***	182,047	179,216
Morgan Stanley ABS Capital I, Series 2005-WMC4,
Class A1MZ
5.3913% due 04/25/2035 (b)***	146,999	146,935
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
5.1613% due 07/25/2036 (b)***	1,396,838	1,392,060
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
5.2813% due 03/25/2036 (b)***	1,736,330	1,632,372
SACO I Trust, Inc., Series 2006-6, Class A
5.2613% due 06/25/2036 (b)***	2,181,924	1,940,257
SACO I Trust, Inc., Series 2006-7, Class A1
5.2613% due 07/25/2036 (b)***	2,389,019	2,096,632
SLM Student Loan Trust, Series 2006-5, Class A2
5.35% due 07/25/2017 (b)***	3,047,724	3,045,186
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
5.2413% due 02/25/2036 (b)***	2,451,845	1,669,334
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
5.3913% due 03/25/2036 (b)***	2,848,933	2,621,019
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
5.2613% due 07/25/2036 (b)	3,293,203	3,289,601

The accompanying notes are an integral part of the financial statements.
429

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Lehman XS Trust, Series 2005-5N, Class 3A1A
5.4313% due 11/25/2035 (b)***	$105,566	$103,048
Lehman XS Trust, Series 2005-7N, Class 1A1B
5.4313% due 12/25/2035 (b)***	136,925	132,437
Lehman XS Trust, Series 2006-2N, Class 1A1
5.3913% due 02/25/2046 (b)***	652,153	637,261
Lehman XS Trust, Series 2006-GP3, Class 3A1A
5.2013% due 06/25/2046 (b)***	2,452,638	2,431,062
RAAC Series, Series 2006-RP3, Class A
5.4013% due 05/25/2036 (b)***	2,887,994	2,813,088

TOTAL ASSET BACKED SECURITIES
(Cost $62,736,497)		$60,224,335

SHORT TERM INVESTMENTS - 0.32%
Federal National Mortgage Association Discount
Notes
zero coupon due 03/17/2008 ****	$1,165,000	$1,137,923

TOTAL SHORT TERM INVESTMENTS
(Cost $1,137,923)		$1,137,923

REPURCHASE AGREEMENTS - 31.56%
Lehman Brothers Tri-Party
Repurchase Agreement dated
09/28/2007 at 3.90% to be
repurchased at $54,217,615 on
10/01/2007, collateralized by
$55,085,000 U.S. Treasury Bonds,
2.00% due 01/15/2026 (valued at
$55,508,388, including interest)	$54,200,000	$54,200,000
Lehman Brothers Tri-Party Repurchase
Agreement dated 09/28/2007 at 3.55% to
be repurchased at $57,116,892 on
10/01/2007, collateralized by $58,030,000
U.S. Treasury Bonds, 2.00% due
01/15/2026 (valued at $58,478,345
including interest)	57,100,000	57,100,000

TOTAL REPURCHASE AGREEMENTS
(Cost $111,300,000)		$111,300,000

Total Investments (U.S. Government Securities Trust)
(Cost $605,112,350) - 170.30%		$600,569,183
Liabilities in Excess of Other Assets - (70.30)%		(247,908,225)

TOTAL NET ASSETS - 100.00%		$352,660,958

U.S. High Yield Bond Trust
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 74.27%

Advertising - 1.14%
R.H. Donnelley Corp.
10.875% due 12/15/2012	$437,000	$465,405
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	930,000	947,437

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Advertising (continued)
Sheridan Group, Inc.
10.25% due 08/15/2011	$1,600,000	$1,614,000
Vertis, Inc.
9.75% due 04/01/2009	1,825,000	1,852,375

		4,879,217
Aerospace - 0.20%
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015	165,000	168,712
9.75% due 04/01/2017 (a)	185,000	189,163
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	165,000	166,237
TransDigm, Inc.
7.75% due 07/15/2014	325,000	328,250

		852,362
Agriculture - 0.32%
Mosaic Company
7.375% due 12/01/2014	650,000	682,500
7.625% due 12/01/2016	650,000	693,063

		1,375,563
Air Travel - 0.08%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	333,582	333,582

Aluminum - 0.00%
Novelis, Inc.
7.25% due 02/15/2015	21,000	20,265

Apparel & Textiles - 0.46%
Levi Strauss & Company
12.25% due 12/15/2012	500,000	537,615
Phillips-Van Heusen Corp.
7.25% due 02/15/2011	1,400,000	1,414,000

		1,951,615
Auto Services - 0.18%
Hertz Corp.
8.875% due 01/01/2014	500,000	515,000
10.50% due 01/01/2016	225,000	243,000

		758,000
Automobiles - 1.69%
Asbury Automotive Group, Inc.
7.625% due 03/15/2017	1,075,000	989,000
8.00% due 03/15/2014	540,000	521,100
Ford Motor Company
7.45% due 07/16/2031	900,000	706,500
General Motors Corp.
8.375% due 07/15/2033	1,580,000	1,384,475
Group 1 Automotive, Inc.
8.25% due 08/15/2013	750,000	750,000
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013 (a)	1,500,000	1,481,250
United Auto Group, Inc.
7.75% due 12/15/2016	1,475,000	1,412,312

		7,244,637

The accompanying notes are an integral part of the financial statements.
430

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Banking - 0.21%
Chevy Chase Bank
6.875% due 12/01/2013	$905,000	$880,113

Broadcasting - 1.35%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	2,450,000	2,523,500
Bonten Media Acquisition Company, PIK
9.00% due 06/01/2015	315,000	281,925
Fisher Communications, Inc.
8.625% due 09/15/2014	1,325,000	1,371,375
LBI Media, Inc.
8.50% due 08/01/2017	1,250,000	1,243,750
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	367,500

		5,788,050
Building Materials & Construction - 0.63%
Brand Services, Inc.
12.00% due 10/15/2012	688,000	669,080
Esco Corp.
8.625% due 12/15/2013	325,000	320,125
9.569% due 12/15/2013 (b)	625,000	603,125
K. Hovnanian Enterprises, Inc.
10.50% due 10/01/2007	1,100,000	1,100,000

		2,692,330
Buildings - 0.11%
Mobile Mini, Inc.
6.875% due 05/01/2015	500,000	487,500

Business Services - 2.85%
Affinity Group, Inc.
9.00% due 02/15/2012	950,000	969,000
10.875% due 02/15/2012	450,000	463,500
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	639,750
NCO Group, Inc.
11.875% due 11/15/2014	1,600,000	1,556,000
Rural/Metro Corp.
9.875% due 03/15/2015	1,300,000	1,235,000
SunGard Data Systems, Inc.
3.75% due 01/15/2009	350,000	336,875
4.875% due 01/15/2014	400,000	349,000
9.125% due 08/15/2013	1,801,000	1,873,040
10.25% due 08/15/2015	3,900,000	4,075,500
Williams Scotsman International, Inc.
8.50% due 10/01/2015	640,000	704,000

		12,201,665
Cable & Television - 5.12%
Charter Communications Operating LLC
8.00% due 04/30/2012	4,800,000	4,776,000
8.375% due 04/30/2014	4,275,000	4,296,375
CSC Holdings, Inc.
7.25% due 07/15/2008	400,000	401,000
7.875% due 12/15/2007	2,534,000	2,537,167
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	300,000	305,250

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Cable & Television (continued)
DirecTV Holdings LLC
6.375% due 06/15/2015	$100,000	$94,875
8.375% due 03/15/2013	4,344,000	4,512,330
Echostar DBS Corp.
6.375% due 10/01/2011	375,000	376,875
7.125% due 02/01/2016 (a)	2,000,000	2,055,000
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	9,000	9,203
Videotron Ltee.
6.375% due 12/15/2015	1,175,000	1,104,500
6.875% due 01/15/2014	1,515,000	1,488,487

		21,957,062
Cellular Communications - 5.68%
Alamosa Delaware, Inc.
8.50% due 01/31/2012	950,000	991,738
Centennial Communications Corp.
10.00% due 01/01/2013	2,350,000	2,485,125
10.75% due 12/15/2008	25,000	25,000
Cricket Communications, Inc.
9.375% due 11/01/2014	1,500,000	1,522,500
Dobson Communications Corp.
8.375% due 11/01/2011	1,694,000	1,797,758
8.875% due 10/01/2013 (a)	3,225,000	3,434,625
9.61% due 10/15/2012 (b)	700,000	712,250
9.875% due 11/01/2012	400,000	432,000
Dobson Communications Corp., Series B
8.375% due 11/01/2011	3,900,000	4,138,875
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,725,000	2,779,500
Rural Cellular Corp.
8.25% due 03/15/2012	2,000,000	2,075,000
8.621% due 06/01/2013 (b)	1,100,000	1,127,500
9.875% due 02/01/2010 (a)	2,700,000	2,821,500

		24,343,371
Chemicals - 1.15%
Equistar Chemicals LP
8.75% due 02/15/2009	750,000	775,313
10.125% due 09/01/2008	156,000	161,070
Huntsman International LLC
7.875% due 11/15/2014	500,000	532,500
Innophos, Inc.
8.875% due 08/15/2014	2,000,000	1,980,000
Lyondell Chemical Company
8.00% due 09/15/2014	692,000	761,200
8.25% due 09/15/2016	656,000	739,640

		4,949,723
Commercial Services - 0.63%
Aramark Services, Inc.
8.50% due 02/01/2015	435,000	443,700
Mac-Gray Corp.
7.625% due 08/15/2015	2,250,000	2,250,000

		2,693,700

The accompanying notes are an integral part of the financial statements.
431

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Computers & Business Equipment - 0.39%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	$1,700,000	$1,661,750

Containers & Glass - 1.37%
Crown Holdings, Inc.
8.00% due 04/15/2023	2,650,000	2,597,000
Graham Packaging Company
9.875% due 10/15/2014	1,200,000	1,188,000
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	900,000	931,500
Owens-Illinois, Inc.
7.35% due 05/15/2008	500,000	501,875
7.80% due 05/15/2018	650,000	640,250

		5,858,625
Correctional Facilities - 1.04%
Corrections Corp. of America
6.25% due 03/15/2013	1,365,000	1,344,525
6.75% due 01/31/2014	1,320,000	1,318,350
Geo Group, Inc.
8.25% due 07/15/2013	1,800,000	1,818,000

		4,480,875
Crude Petroleum & Natural Gas - 1.89%
AmeriGas Partners LP
7.125% due 05/20/2016	1,915,000	1,862,337
7.25% due 05/20/2015	557,000	548,645
Calfrac Holdings LP
7.75% due 02/15/2015	1,175,000	1,130,938
Chesapeake Energy Corp.
6.625% due 01/15/2016	1,300,000	1,293,500
6.875% due 01/15/2016	400,000	400,000
6.875% due 11/15/2020	2,500,000	2,446,875
7.50% due 09/15/2013	400,000	411,000

		8,093,295
Electrical Utilities - 0.85%
Nevada Power Company, Series M
5.95% due 03/15/2016	245,000	239,453
Nevada Power Company, Series O
6.50% due 05/15/2018	1,350,000	1,357,170
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	350,000	342,412
Sierra Pacific Power Company, Series P
6.75% due 07/01/2037	1,350,000	1,357,077
Sierra Pacific Resources
8.625% due 03/15/2014	313,000	331,317

		3,627,429
Electronics - 0.92%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	750,000	763,125
L-3 Communications Corp.
5.875% due 01/15/2015	2,000,000	1,920,000
6.125% due 07/15/2013	65,000	63,862
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,235,000	1,213,388

		3,960,375

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Energy - 1.55%
NRG Energy, Inc.
7.25% due 02/01/2014	$450,000	$451,125
7.375% due 02/01/2016	5,250,000	5,263,125
7.375% due 01/15/2017	950,000	950,000

		6,664,250
Financial Services - 4.92%
Consolidated Communications Holdings, Inc.
9.75% due 04/01/2012	500,000	505,000
El Paso Performance-Linked Trust
7.75% due 07/15/2011	1,000,000	1,027,290
Ford Motor Credit Company
7.00% due 10/01/2013	2,360,000	2,132,732
7.25% due 10/25/2011	410,000	384,217
8.00% due 12/15/2016	6,250,000	5,846,906
General Motors Acceptance Corp.
4.375% due 12/10/2007	1,000,000	995,136
6.75% due 12/01/2014	625,000	566,486
8.00% due 11/01/2031	4,260,000	4,179,409
KAR Holdings, Inc.
8.75% due 05/01/2014	375,000	359,062
10.00% due 05/01/2015	1,935,000	1,814,063
NSG Holdings, Inc.
7.75% due 12/15/2025	1,425,000	1,410,750
TRAINS HY-2006 -1
7.117% due 05/01/2016	1,920,000	1,881,773

		21,102,824
Food & Beverages - 2.70%
Beverages & More, Inc.
9.25% due 03/01/2012	950,000	961,875
Dean Foods Company
6.90% due 10/15/2017	750,000	712,500
Del Monte Corp.
8.625% due 12/15/2012 (a)	3,000,000	3,045,000
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,704,000	1,610,280
8.625% due 05/01/2009	1,876,000	1,880,690
8.875% due 03/15/2011 (a)	740,000	721,500
Pilgrim's Pride Corp.
7.625% due 05/01/2015	1,250,000	1,268,750
8.375% due 05/01/2017	750,000	765,000
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	600,000	612,000

		11,577,595
Funeral Services - 0.68%
Service Corp. International
6.75% due 04/01/2016	500,000	484,375
7.00% due 06/15/2017	2,150,000	2,112,375
7.50% due 04/01/2027	175,000	163,625
7.625% due 10/01/2018	150,000	155,625

		2,916,000
Gas & Pipeline Utilities - 3.06%
El Paso Corp.
6.875% due 06/15/2014	500,000	504,621
7.00% due 06/15/2017	2,750,000	2,792,309

The accompanying notes are an integral part of the financial statements.
432

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Gas & Pipeline Utilities (continued)
K N Energy, Inc.
7.45% due 03/01/2098	$1,275,000	$1,132,364
Kinder Morgan Finance Company ULC
6.40% due 01/05/2036	130,000	110,785
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	630,000	620,550
Northwest Pipeline Corp.
7.00% due 06/15/2016	275,000	285,656
Sabine Pass LNG LP
7.50% due 11/30/2016	4,950,000	4,875,750
Williams Companies, Inc.
6.375% due 10/01/2010	250,000	251,250
7.36% due 10/01/2010 (b)	650,000	654,875
8.75% due 03/15/2032	1,100,000	1,266,375
Williams Partners Finance Corp.
7.25% due 02/01/2017	600,000	612,000

		13,106,535
Healthcare Products - 0.51%
Cooper Companies (The), Inc.
7.125% due 02/15/2015	2,200,000	2,167,000

Healthcare Services - 0.61%
Centene Corp.
7.25% due 04/01/2014	1,375,000	1,347,500
DaVita, Inc.
6.625% due 03/15/2013	500,000	496,250
Healthsouth Corp.
10.75% due 06/15/2016	750,000	789,375

		2,633,125
Hotels & Restaurants - 2.12%
Denny's Corp.
10.00% due 10/01/2012	1,025,000	1,058,313
Gaylord Entertainment Company
6.75% due 11/15/2014	1,432,000	1,374,720
O'Charleys, Inc.
9.00% due 11/01/2013	4,625,000	4,677,031
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	2,000,000	1,990,000

		9,100,064
Household Appliances - 0.32%
ALH Finance LLC
8.50% due 01/15/2013	1,450,000	1,392,000

Industrial Machinery - 1.23%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	1,250,000	1,267,188
Baldor Electric Company
8.625% due 02/15/2017	900,000	940,500
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,075,000	2,023,125
Neff Corp.
10.00% due 06/01/2015 (a)	1,495,000	1,061,450

		5,292,263

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Insurance - 0.45%
USI Holdings Corp.
9.75% due 05/15/2015	$2,150,000	$1,929,625

Leisure Time - 4.79%
AMC Entertainment, Inc.
8.00% due 03/01/2014	24,000	22,860
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	1,387,000	1,425,142
Chukchansi Economic Development Authority
8.00% due 11/15/2013	1,655,000	1,671,550
8.859% due 11/15/2012 (b)	744,000	749,580
Majestic Star Casino LLC
9.50% due 10/15/2010	1,040,000	998,400
Mandalay Resort Group, Inc.
6.50% due 07/31/2009	150,000	150,750
MGM MIRAGE
6.00% due 10/01/2009	1,750,000	1,736,875
MGM Mirage, Inc.
6.75% due 09/01/2012	125,000	122,969
8.50% due 09/15/2010	1,250,000	1,306,250
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013	686,000	653,415
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	495,000
9.75% due 04/01/2010	400,000	411,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	1,000,000	1,012,500
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,084,125
San Pasqual Casino Development Group
8.00% due 09/15/2013	1,850,000	1,868,500
Seminole Hard Rock Entertainment, Inc.
8.194% due 03/15/2014 (b)	675,000	658,969
Speedway Motorsports, Inc.
6.75% due 06/01/2013	1,635,000	1,610,475
Station Casinos, Inc.
6.00% due 04/01/2012	3,255,000	3,092,250
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,500,000	1,470,000

		20,540,610
Liquor - 0.48%
Constellation Brands, Inc.
7.25% due 09/01/2016	1,750,000	1,750,000
7.25% due 05/15/2017	300,000	300,000

		2,050,000
Medical-Hospitals - 3.31%
Community Health Systems, Inc.
8.875% due 07/15/2015	1,800,000	1,849,500
HCA, Inc.
6.25% due 02/15/2013	21,000	18,585
7.875% due 02/01/2011	740,000	727,050
9.125% due 11/15/2014	650,000	685,750
9.25% due 11/15/2016	4,800,000	5,100,000
Multiplan, Inc.
10.375% due 04/15/2016	1,800,000	1,800,000

The accompanying notes are an integral part of the financial statements.
433

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Medical-Hospitals (continued)
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	$800,000	$816,000
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,100,000	1,837,500
6.875% due 11/15/2031	635,000	474,662
United Surgical Partners International, Inc.
8.875% due 05/01/2017	885,000	893,850

		14,202,897
Mining - 1.18%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	500,000	540,000
8.375% due 04/01/2017	4,150,000	4,533,875

		5,073,875
Office Furnishings & Supplies - 0.03%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	150,000	150,750

Paper - 0.71%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	850,000	811,750
Georgia-Pacific Corp.
7.125% due 01/15/2017	875,000	846,563
Neenah Paper, Inc.
7.375% due 11/15/2014	700,000	675,500
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	721,375

		3,055,188
Petroleum Services - 0.62%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	975,000	943,312
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	200,000	206,000
7.75% due 05/15/2017	200,000	206,000
Tesoro Corp.
6.50% due 06/01/2017	1,300,000	1,290,250

		2,645,562
Pharmaceuticals - 0.36%
Omnicare, Inc.
6.875% due 12/15/2015	1,650,000	1,526,250

Publishing - 2.12%
Dex Media East LLC
9.875% due 11/15/2009	1,600,000	1,642,000
12.125% due 11/15/2012	1,750,000	1,868,125
Dex Media West LLC
9.875% due 08/15/2013	500,000	531,875
Idearc, Inc.
8.00% due 11/15/2016	4,025,000	4,014,937
Medianews Group, Inc.
6.375% due 04/01/2014	550,000	407,000
Nielsen Finance LLC
zero coupon, step up to 12.5% on
08/01/2011 due 08/01/2016	875,000	612,500

		9,076,437

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Real Estate - 2.24%
BF Saul, REIT
7.50% due 03/01/2014	$1,975,000	$1,836,750
Host Marriott LP, REIT
7.125% due 11/01/2013	500,000	503,750
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,330,000	1,339,975
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	4,000,000	3,960,000
Rouse Company LP, REIT
6.75% due 05/01/2013	2,000,000	1,961,866

		9,602,341
Retail - 0.78%
Carrols Corp.
9.00% due 01/15/2013	575,000	546,250
Ferrellgas Escrow LLC
6.75% due 05/01/2014	2,200,000	2,145,000
Suburban Propane Partners LP
6.875% due 12/15/2013	655,000	638,625

		3,329,875
Retail Grocery - 0.09%
Smithfield Foods, Inc.
7.75% due 07/01/2017	382,000	391,550

Retail Trade - 0.87%
American Greetings Corp.
7.375% due 06/01/2016	400,000	388,000
Payless Shoesource, Inc.
8.25% due 08/01/2013	1,400,000	1,354,500
Rite Aid Corp.
9.50% due 06/15/2017	2,125,000	1,986,875

		3,729,375
Sanitary Services - 0.76%
Allied Waste North America, Inc.
6.50% due 11/15/2010	700,000	705,250
7.875% due 04/15/2013	700,000	722,750
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	200,000	196,500
7.125% due 05/15/2016	1,600,000	1,636,000

		3,260,500
Semiconductors - 0.50%
NXP BV / NXP Funding LLC
8.11% due 10/15/2013 (b)	1,395,000	1,295,606
9.50% due 10/15/2015	900,000	839,250

		2,134,856
Software - 0.35%
Open Solutions, Inc.
9.75% due 02/01/2015	1,575,000	1,515,938

Telecommunications Equipment &
Services - 3.39%
American Tower Corp.
7.00% due 10/15/2017	1,365,000	1,373,531
Citizens Communications Company
7.05% due 10/01/2046	1,050,000	858,375
7.125% due 03/15/2019	125,000	123,125

The accompanying notes are an integral part of the financial statements.
434

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)

Telecommunications Equipment &
Services (continued)
Eschelon Operating Company
8.375% due 03/15/2010	$700,000	$686,000
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	2,750,000	2,945,938
Intelsat, Ltd.
5.25% due 11/01/2008	1,975,000	1,925,625
Level 3 Financing, Inc.
9.25% due 11/01/2014	660,000	650,100
PanAmSat Corp.
9.00% due 08/15/2014	3,600,000	3,708,000
9.00% due 06/15/2016	775,000	798,250
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	1,400,000	1,452,500

		14,521,444
Telephone - 2.52%
Qwest Communications International, Inc.
7.25% due 02/15/2011	395,000	399,444
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	506,250
Qwest Corp.
6.50% due 06/01/2017	1,250,000	1,225,000
7.50% due 06/15/2023	1,000,000	985,000
7.50% due 10/01/2014	600,000	624,000
7.875% due 09/01/2011	1,750,000	1,837,500
8.875% due 03/15/2012	1,760,000	1,920,600
8.944% due 06/15/2013 (b)	500,000	533,750
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,519,703
Windstream Corp.
8.125% due 08/01/2013	1,190,000	1,252,475

		10,803,722
Tobacco - 0.56%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	256,558
7.625% due 06/01/2016	2,000,000	2,129,406

		2,385,964
Transportation - 2.10%
Bombardier, Inc.
6.75% due 05/01/2012	600,000	601,500
7.45% due 05/01/2034	2,200,000	2,178,000
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,200,000	2,211,000
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	2,350,000	2,279,500
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,732,500

		9,002,500
Travel Services - 0.10%
Sabre Holdings Corp.
6.35% due 03/15/2016	500,000	450,000

TOTAL CORPORATE BONDS (Cost $320,698,186)		$318,422,019

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.30%
DB Master Finance LLC, Series-2006-1, Class M1
8.285% due 06/20/2031	$1,250,000	$1,283,889

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,975)		$1,283,889

TERM LOANS - 19.85%

Air Travel - 0.34%
Delta Airlines, Inc., Tranche B2
8.61% due 04/30/2014 (b)	1,000,000	972,500
U.S. Airways Group, Inc.
7.631% due 03/31/2011 (b)	500,000	477,500

		1,450,000

Auto Parts - 0.60%
Delphi Corp., Tranche C
8.125% due 12/31/2007 (b)	1,100,000	1,098,168
Federal Mogul Corp. Dip, Tranche B
6.89% due 12/31/2007 (b)	1,000,000	997,500
Pep Boys, Term Loan
7.360% due 01/31/2013 (b)	500,000	495,313

		2,590,981

Automobiles - 0.26%
CSK Automotive, Inc.
8.375% due 06/30/2012 (b)	496,259	490,056
Ford Motor Company, Tranche B
8.70% due 11/29/2013 (b)	647,619	629,877

		1,119,933

Broadcasting - 0.22%
Citadel Broadcasting Corp.
6.79% due 06/12/2014 (b)	1,000,000	953,335

Business Services - 2.01%
Adesa, Inc., Tranche KAR
7.45% due 09/22/2013 (b)	1,000,000	961,550
Coinmach Laundry Corp.
8.04% due 12/19/2012 (b)	1,500,000	1,494,731
Education Management Corp., Tranche C
7.125% due 05/24/2013 (b)	990,000	958,815
Reynolds & Reynolds Company, Inc.
7.35% due 10/24/2012 (b)	396,364	393,391
Reynolds & Reynolds Company, Inc.,Tranche 2
10.698% due 10/24/2013 (b)	1,125,000	1,125,000
Reynolds & Reynolds Company, Inc.,Tranche 3
12.698% due 10/24/2014 (b)	625,000	628,125
Riverdeep Interactive Learning USA, Inc., Tranche B
7.948% due 11/28/2013 (b)	1,490,478	1,474,955
SunGard Data Systems, Inc., Tranche B1
7.356% due 02/27/2014 (b)	1,602,000	1,575,166

		8,611,733

Cable & Television - 0.90%
Charter Communications Operating LLC, Tranche 3
7.698% due 03/01/2014 (b)	750,000	721,095
Charter Communications Operating LLC, Tranche
B1
7.36% due 03/06/2014 (b)	750,000	725,940

The accompanying notes are an integral part of the financial statements.
435

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Cable & Television (continued)
CSC Holdings, Inc.
7.569% due 03/23/2013 (b)	$2,431,626	$2,399,881

		3,846,916
Cellular Communications - 0.46%
American Cellular Corp.
7.36% due 08/07/2013 (b)	1,500,000	1,495,875
Leap Wireless International, Inc.
7.36% due 06/30/2013 (b)	500,000	495,000

		1,990,875
Chemicals - 0.93%
Arizona Chemical Company, Tranche B
7.541% due 02/28/2013 (b)	249,375	235,036
Celanese Holdings LLC, Letter of Credit
7.11% due 04/02/2014 (b)	581,875	569,655
Celanese Holdings LLC, Tranche B
5.665% due 04/02/2014 (b)	166,667	163,167
Huntsman International LLC
6.886% due 04/19/2014 (b)	1,053,540	1,047,145
Lyondell Chemical Company
6.63% due 08/16/2013 (b)	1,994,962	1,986,075

		4,001,078
Commercial Services - 0.17%
Safety-Kleen, Corp., Letter of Credit
5.688% due 07/27/2013 (b)	152,542	149,492
Safety-Kleen, Corp., Tranche B
8.188% due 07/27/2013 (b)	580,360	568,753

		718,245
Containers & Glass - 0.17%
Graham Packaging Company
7.71% due 10/07/2011 (b)	249,373	246,256
Owens-Illinois, Inc.
6.37% due 06/14/2013 (b)	500,000	490,625

		736,881
Crude Petroleum & Natural Gas - 0.18%
Coffeyville Resources, Inc., Letter of Credit
5.26% due 12/28/2010 (b)	129,730	125,567
Coffeyville Resources, Inc., Tranche B
8.61% due 03/09/2013 (b)	665,256	643,911

		769,478
Domestic Oil - 0.22%
Alon USA LP
7.60% due 06/07/2013 (b)	990,000	962,775

Electrical Utilities - 1.27%
Boston Generating, LC
5.073% due 12/21/2013 (b)	63,038	61,994
Boston Generating, Revolver
5.073% due 12/21/2013 (b)	31,776	31,250
Boston Generating, Term Loan B
7.448% due 12/20/2013 (b)	488,207	480,122
Calpine Corp., Tranche B
7.448% due 03/29/2009 (b)	4,944,375	4,866,270

		5,439,636

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Energy - 1.18%
Covanta Energy Corp., Letter of Credit
5.098% due 02/02/2014 (b)	$560,825	$544,000
Covanta Energy Corp., Tranche B
6.93% due 02/02/2014 (b)	1,133,479	1,099,475
NRG Energy, Inc.
6.948% due 11/04/2012 (b)	1,764,724	1,720,606
NRG Energy, Inc., Tranche L
6.848% due 02/02/2011 (b)	732,624	709,996
Sandridge Energy, Inc.
8.625% due 03/07/2015 (b)	1,000,000	985,000

		5,059,077
Financial Services - 2.28%
BNY ConvergEx Group, Tranche 1
8.20% due 08/17/2013 (b)	1,250,000	1,207,037
Emdeon Business Services LLC, Tranche 1B
7.45% due 11/16/2013 (b)	486,002	475,067
Emdeon Business Services LLC, Tranche 2
10.20% due 05/16/2014 (b)	1,000,000	995,000
Linsco/Private Ledger Corp., Tranche B
7.20% due 06/27/2013 (b)	1,445,744	1,402,372
NASDAQ Stock Market, Inc., Tranche C
7.07% due 04/18/2012 (b)	280,806	278,349
TD Ameritrade Holding Corp.
6.820% due 12/31/2012 (b)	500,000	492,967
TPF Generation Holdings LLC, Tranche 2
9.448% due 12/15/2014 (b)	800,000	763,000
VNU, Inc., Tranche B
7.607% due 08/07/2013 (b)	2,798,402	2,720,047
Wimar Landco LLC, Tranche B
7.448% due 07/03/2008 (b)	750,000	735,000
Wimar Operating Company LLC, Tranche B
7.448% due 01/03/2012 (b)	710,734	689,323

		9,758,162
Food & Beverages - 0.80%
Dean Foods Company, Tranche B
6.70% due 03/01/2014 (b)	1,492,500	1,459,747
Supervalu, Inc., Tranche B
7.32% due 05/30/2012 (b)	1,975,000	1,959,980

		3,419,727
Gas & Pipeline Utilities - 0.34%
Dynegy Holdings, Inc.
6.629% due 03/02/2013 (b)	1,000,000	959,165
Targa Resources, Letter of Credit
5.073% due 10/05/2011 (b)	290,323	288,871
Targa Resources, Term Loan B
7.53% due 10/05/2012 (b)	188,028	187,088

		1,435,124
Healthcare Services - 0.46%
Carestream Health, Inc., Tranche B
7.27% due 04/30/2013 (b)	950,000	917,049
Carestream Health, Inc., Tranche B2
10.59% due 10/30/2013 (b)	500,000	482,500

The accompanying notes are an integral part of the financial statements.
436

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)

Healthcare Services (continued)
Healthsouth Corp., Tranche B
7.86% due 03/10/2013 (b)	$574,657	$561,931

		1,961,480

Household Products - 0.10%
Huish Detergents, Inc., Tranche 2
9.45% due 04/26/2014 (b)	500,000	427,500

Industrial Machinery - 0.05%
Baldor Electric Company, Tranche B
7.124% due 01/31/2014 (b)	215,655	213,268

Insurance - 0.50%
Affirmative Insurance Holdings Company, Inc.
8.84% due 01/12/2014 (b)	744,375	703,434
AmWINS Group, Inc.
11.07% due 06/07/2014 (b)	500,000	462,500
Kepler Holdings, Ltd.
10.698% due 06/30/2009 (b)	500,000	490,000
Panther RE Bermuda, Ltd., Tranche B
10.08% due 11/30/2010 (b)	500,000	490,000

		2,145,934

Leisure Time - 1.33%
BLB Wembly Holdings, Inc.
9.72% due 06/30/2011 (b)	700,000	668,500
Bombardier Recreational Products, Inc., Tranche B
7.86% due 06/26/2013 (b)	979,747	959,544
Golden Nugget, Inc.
9.01% due 06/14/2014 (b)	750,000	706,875
Greenwood Racing
7.80% due 11/14/2011 (b)	486,006	469,030
Penn National Gaming, Inc.
7.11% due 05/26/2012 (b)	1,246,819	1,238,771
Riviera Holding Corp.
7.20% due 06/08/2014 (b)	1,000,000	982,500
Spectre Gaming, Inc.
11.97% due 03/01/2013 (b)	716,222	666,087

		5,691,307

Medical-Hospitals - 0.85%
Community Health Systems, Inc., Tranche B
7.76% due 07/02/2014 (b)	1,876,257	1,845,374
Community Health Systems, Inc., Tranche Delayed
Draw
.50% due 07/02/2014 (b)(f)	123,743	121,706
HCA, Inc.
7.448% due 11/01/2013 (b)	1,191,000	1,171,039
X-Rite, Inc., Tranche 2
10.72% due 06/30/2013 (b)	500,000	492,500

		3,630,619

Paper - 1.05%
Domtar Inc., Tranche B
7.185% due 03/02/2014 (b)	562,500	548,297
Georgia-Pacific Corp., Tranche B
7.41% due 02/14/2013 (b)	1,654,825	1,626,552

U.S. High Yield Bond Trust (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Paper (continued)
Georgia-Pacific Corp., Tranche B2
7.37% due 12/22/2012 (b)	$2,365,625	$2,327,184

		4,502,033

Publishing - 0.45%
Idearc, Inc., Tranche B
7.20% due 11/01/2014 (b)	1,962,626	1,932,725

Railroads & Equipment - 0.52%
RailAmerica, Inc., Tranche T1
7.81% due 08/14/2008 (b)	2,250,000	2,233,125

Retail - 0.81%
Toys R Us, Inc., Tranche B
8.665% due 12/09/2008 (b)	3,500,000	3,469,375

Sanitary Services - 0.21%
Waste Services, Inc., Tranche B
8.05% due 04/30/2011 (b)	927,298	901,797

Semiconductors - 0.22%
Marvell Technology Group, Inc.
7.698% due 11/08/2009 (b)	989,375	959,694

Telecommunications Equipment &
Services - 0.23%
Level 3 Communications, Inc.
7.605% due 03/16/2014 (b)	1,000,000	984,375

Tires & Rubber - 0.45%
Goodyear Tire & Rubber Company, Tranche 2
6.85% due 04/30/2010 (b)	2,000,000	1,940,010

Transportation - 0.29%
Laidlaw International, Inc., Tranche B
8.50% due 07/31/2013 (b)	496,250	495,320
Oshkosh Truck Corp., Tranche B
7.45% due 12/06/2013 (b)	746,250	737,388

		1,232,708

TOTAL TERM LOANS (Cost $86,581,232)		$85,089,906

SHORT TERM INVESTMENTS - 2.37%
John Hancock Cash Investment Trust (c)	$10,141,991	$10,141,991

TOTAL SHORT TERM INVESTMENTS
(Cost $10,141,991)		$10,141,991

REPURCHASE AGREEMENTS - 3.49%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$14,981,117 on 10/01/2007,
collateralized by $15,615,000
Federal Home Loan Mortgage
Corp., 5.2% due 03/05/2019
(valued at $15,278,934, including
interest)	$14,976,000	$14,976,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,976,000)		$14,976,000

The accompanying notes are an integral part of the financial statements.
437

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (U.S. High Yield Bond Trust)
(Cost $433,647,384) - 100.28%		$429,913,805
Liabilities in Excess of Other Assets - (0.28)%		(1,187,203)

TOTAL NET ASSETS - 100.00%		$428,726,602

U.S. Large Cap Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.22%

Advertising - 0.33%
Getty Images, Inc. *	52,100	$1,450,464
Omnicom Group, Inc.	39,400	1,894,746

		3,345,210
Aerospace - 1.68%
Alliant Techsystems, Inc. *	1,100	120,230
Boeing Company	58,700	6,162,913
United Technologies Corp.	134,000	10,784,320

		17,067,463
Aluminum - 0.21%
Alcoa, Inc.	54,700	2,139,864

Apparel & Textiles - 0.65%
Coach, Inc. *	38,900	1,838,803
Hanesbrands, Inc. *	170,649	4,788,411

		6,627,214
Auto Parts - 0.40%
Johnson Controls, Inc.	34,300	4,051,173

Automobiles - 0.95%
Ford Motor Company *	728,700	6,186,663
General Motors Corp.	95,700	3,512,190

		9,698,853
Banking - 3.44%
Commerce Bancorp, Inc.	48,900	1,896,342
Fifth Third Bancorp	118,400	4,011,392
Hudson City Bancorp, Inc.	405,100	6,230,438
SunTrust Banks, Inc.	49,500	3,745,665
Wachovia Corp.	381,200	19,117,180

		35,001,017
Biotechnology - 1.57%
Genentech, Inc. *	173,400	13,528,668
Millennium Pharmaceuticals, Inc. *	242,800	2,464,420

		15,993,088
Broadcasting - 0.47%
CBS Corp., Class B	149,000	4,693,500
Citadel Broadcasting Corp.	21,979	91,433

		4,784,933
Building Materials & Construction - 0.27%
American Standard Companies, Inc.	76,800	2,735,616

Business Services - 2.18%
Affiliated Computer Services, Inc., Class A *	49,900	2,506,976
Automatic Data Processing, Inc.	35,900	1,648,887
Fluor Corp.	88,200	12,699,036
Moody's Corp.	44,400	2,237,760

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Paychex, Inc.	75,100	$3,079,100

		22,171,759
Cable & Television - 1.60%
Comcast Corp., Class A *	111,900	2,705,742
Time Warner Cable, Inc. *	56,800	1,863,040
Time Warner Telecom, Inc., Class A *	313,600	6,889,792
Time Warner, Inc.	138,700	2,546,532
Viacom, Inc., Class B *	56,850	2,215,444

		16,220,550
Chemicals - 0.91%
Potash Corp. of Saskatchewan, Inc.	87,900	9,291,030

Coal - 0.37%
Arch Coal, Inc.	111,900	3,775,506

Computers & Business Equipment - 7.47%
Brocade Communications Systems, Inc. *	779,700	6,674,232
Cisco Systems, Inc. *	822,300	27,226,353
Cognizant Technology Solutions Corp.,
Class A *	22,200	1,770,894
Dell, Inc. *	234,100	6,461,160
Hewlett-Packard Company	73,200	3,644,628
SanDisk Corp. *	298,700	16,458,370
Seagate Technology	400,000	10,232,000
Sun Microsystems, Inc. *	622,400	3,491,664

		75,959,301
Cosmetics & Toiletries - 0.05%
Estee Lauder Companies, Inc., Class A	10,900	462,814

Crude Petroleum & Natural Gas - 0.16%
EOG Resources, Inc.	21,800	1,576,794

Drugs & Health Care - 1.09%
ImClone Systems, Inc. *	180,400	7,457,736
Wyeth	80,700	3,595,185

		11,052,921
Electrical Equipment - 0.64%
Cooper Industries, Ltd., Class A	57,400	2,932,566
Emerson Electric Company	66,800	3,555,096

		6,487,662
Electrical Utilities - 1.17%
CMS Energy Corp.	143,000	2,405,260
Edison International	104,600	5,800,070
Pinnacle West Capital Corp.	46,100	1,821,411
The AES Corp. *	93,000	1,863,720

		11,890,461
Electronics - 1.30%
Agilent Technologies, Inc. *	76,300	2,813,944
Flextronics International, Ltd. *	388,100	4,338,958
Jabil Circuit, Inc.	264,600	6,043,464

		13,196,366
Financial Services - 8.80%
American Capital Strategies, Ltd.	79,300	3,388,489

The accompanying notes are an integral part of the financial statements.
438

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
AmeriCredit Corp. *	94,400	$1,659,552
Capital One Financial Corp.	62,900	4,178,447
Federal Home Loan Mortgage Corp.	72,400	4,272,324
Federal National Mortgage Association	131,300	7,984,353
Goldman Sachs Group, Inc.	33,600	7,282,464
IndyMac Bancorp, Inc. (a)	195,400	4,613,394
JP Morgan Chase & Company	352,392	16,146,601
Lehman Brothers Holdings, Inc.	77,200	4,765,556
SLM Corp.	200,022	9,935,093
Washington Mutual, Inc.	452,200	15,967,182
Wells Fargo & Company	259,300	9,236,266

		89,429,721
Food & Beverages - 4.35%
Campbell Soup Company	1,100	40,700
Kraft Foods, Inc., Class A	248,404	8,572,422
PepsiCo, Inc.	190,400	13,948,704
Sara Lee Corp.	539,400	9,002,586
Sysco Corp.	49,600	1,765,264
The Coca-Cola Company	96,100	5,522,867
Unilever NV	172,600	5,324,710

		44,177,253
Furniture & Fixtures - 0.11%
Leggett & Platt, Inc.	60,500	1,159,180

Gold - 0.66%
Barrick Gold Corp.	167,400	6,742,872

Healthcare Products - 1.92%
Baxter International, Inc.	232,000	13,056,960
Medtronic, Inc.	114,500	6,458,945

		19,515,905
Healthcare Services - 2.07%
Cerner Corp. *	41,100	2,458,191
DaVita, Inc. *	104,250	6,586,515
UnitedHealth Group, Inc.	246,500	11,937,995

		20,982,701
Holdings Companies/Conglomerates - 3.47%
Berkshire Hathaway, Inc., Class A *	56	6,636,560
General Electric Company	691,100	28,611,540

		35,248,100
Homebuilders - 0.12%
Lennar Corp., Class A	53,200	1,204,980

Hotels & Restaurants - 0.99%
McDonald's Corp.	56,000	3,050,320
Starbucks Corp. *	180,400	4,726,480
Starwood Hotels & Resorts Worldwide, Inc.	37,500	2,278,125

		10,054,925
Household Products - 0.38%
Energizer Holdings, Inc. *	20,600	2,283,510
Jarden Corp. *	50,000	1,547,000

		3,830,510

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery - 0.20%
Caterpillar, Inc.	26,000	$2,039,180

Insurance - 4.06%
AFLAC, Inc.	47,900	2,732,216
Ambac Financial Group, Inc.	130,200	8,190,882
American International Group, Inc.	180,887	12,237,006
Marsh & McLennan Companies, Inc.	248,800	6,344,400
MBIA, Inc.	94,000	5,738,700
Progressive Corp.	114,200	2,216,622
RenaissanceRe Holdings, Ltd.	28,300	1,851,103
XL Capital, Ltd., Class A	24,800	1,964,160

		41,275,089
International Oil - 4.34%
Anadarko Petroleum Corp.	43,000	2,311,250
Chevron Corp.	44,248	4,140,728
ConocoPhillips	40,200	3,528,354
Exxon Mobil Corp.	80,100	7,414,056
Royal Dutch Shell PLC, ADR, Class B	26,342	2,162,678
Royal Dutch Shell PLC, ADR	207,600	17,060,568
Weatherford International, Ltd. *	111,200	7,470,416

		44,088,050
Internet Content - 3.08%
Google, Inc., Class A *	42,400	24,052,248
Yahoo!, Inc. *	268,600	7,209,224

		31,261,472
Internet Retail - 1.14%
eBay, Inc. *	296,100	11,553,822

Leisure Time - 1.86%
Carnival Corp.	30,600	1,481,958
Las Vegas Sands Corp. *	57,000	7,604,940
Walt Disney Company	286,200	9,842,418

		18,929,316
Liquor - 0.17%
Anheuser-Busch Companies, Inc.	33,600	1,679,664

Manufacturing - 2.11%
Danaher Corp.	89,300	7,386,003
Illinois Tool Works, Inc.	180,000	10,735,200
Siemens AG SADR	24,500	3,362,625

		21,483,828
Mining - 0.57%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	27,800	2,915,942
Newmont Mining Corp.	65,300	2,920,869

		5,836,811
Petroleum Services - 3.04%
Baker Hughes, Inc.	85,600	7,735,672
BJ Services Company	229,300	6,087,915
Schlumberger, Ltd.	162,800	17,094,000

		30,917,587

The accompanying notes are an integral part of the financial statements.
439

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals - 6.10%
Allergan, Inc.	125,300	$8,078,091
AstraZeneca PLC, SADR	307,400	15,391,518
Bristol-Myers Squibb Company	182,700	5,265,414
Forest Laboratories, Inc. *	294,600	10,985,634
Pfizer, Inc.	260,500	6,364,015
Sanofi-Aventis, ADR	172,700	7,325,934
Sepracor, Inc. *	122,100	3,357,750
Teva Pharmaceutical Industries, Ltd., SADR	118,100	5,251,907

		62,020,263
Real Estate - 0.17%
Douglas Emmett, Inc., REIT	54,500	1,347,785
Host Hotels & Resorts, Inc., REIT	17,508	392,880

		1,740,665
Retail Trade - 5.48%
Best Buy Company, Inc.	214,300	9,862,086
Costco Wholesale Corp.	28,400	1,742,908
Home Depot, Inc.	126,500	4,103,660
Lowe's Companies, Inc.	546,400	15,310,128
Target Corp.	353,600	22,478,352
Urban Outfitters, Inc. *	99,300	2,164,740

		55,661,874
Semiconductors - 5.59%
Altera Corp.	194,900	4,693,192
Applied Materials, Inc.	647,100	13,394,970
Intel Corp.	338,000	8,740,680
KLA-Tencor Corp.	228,800	12,762,464
Lam Research Corp. *	47,400	2,524,524
Micron Technology, Inc. *	292,300	3,244,530
Qimonda AG, SADR *	197,900	2,236,270
Silicon Laboratories, Inc. *	55,000	2,296,800
Xilinx, Inc.	263,300	6,882,662

		56,776,092
Software - 3.29%
Microsoft Corp.	807,500	23,788,950
NAVTEQ Corp. *	27,600	2,151,972
SAP AG, SADR (a)	82,300	4,828,541
VeriFone Holdings, Inc. *	60,300	2,673,099

		33,442,562
Steel - 0.16%
Allegheny Technologies, Inc.	14,800	1,627,260

Telecommunications Equipment &
Services - 3.10%
American Tower Corp., Class A *	86,000	3,744,440
Corning, Inc.	129,800	3,199,570
Level 3 Communications, Inc. *	1,390,000	6,463,500
Polycom, Inc. *	84,200	2,261,612
QUALCOMM, Inc.	295,800	12,500,508
Verizon Communications, Inc.	74,700	3,307,716

		31,477,346

U.S. Large Cap Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone - 0.82%
AT&T, Inc.	197,400	$8,351,994

Tobacco - 1.23%
Altria Group, Inc.	179,500	12,480,635

Trucking & Freight - 1.93%
FedEx Corp.	37,500	3,928,125
United Parcel Service, Inc., Class B	209,400	15,725,940

		19,654,065

TOTAL COMMON STOCKS (Cost $868,591,711)		$998,173,317

CORPORATE BONDS - 0.26%

Automobiles - 0.26%
Ford Motor Company
4.25% due 12/15/2036	2,282,000	2,680,437

TOTAL CORPORATE BONDS (Cost $2,296,183)		$2,680,437

CONVERTIBLE BONDS - 0.24%

Pharmaceuticals - 0.24%
Schering-Plough Corp.
6.00% due 08/13/2010	8,600	2,382,200

TOTAL CONVERTIBLE BONDS (Cost $2,150,000)		$2,382,200

SHORT TERM INVESTMENTS - 1.28%
John Hancock Cash Investment Trust (c)	$12,956,138	$12,956,138

TOTAL SHORT TERM INVESTMENTS
(Cost $12,956,138)		$12,956,138

REPURCHASE AGREEMENTS - 1.46%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$14,886,084 on 10/01/2007,
collateralized by $15,010,000
Federal National Mortgage
Association, 5.625% due
08/21/2012 (valued at
$15,178,863, including interest)	$14,881,000	$14,881,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,881,000)		$14,881,000

Total Investments (U.S. Large Cap Trust)
(Cost $900,875,032) - 101.46%		$1,031,073,092
Liabilities in Excess of Other Assets - (1.46)%		(14,840,357)

TOTAL NET ASSETS - 100.00%		$1,016,232,735

The accompanying notes are an integral part of the financial statements.
440

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.32%

Advertising - 0.11%
Omnicom Group, Inc.	39,100	$1,880,319

Aerospace - 0.73%
Alliant Techsystems, Inc. *	4,700	513,710
General Dynamics Corp.	7,000	591,290
Goodrich Corp.	5,000	341,150
Lockheed Martin Corp.	35,900	3,894,791
Northrop Grumman Corp.	37,100	2,893,800
Raytheon Company	5,800	370,156
Rockwell Collins, Inc.	14,700	1,073,688
United Technologies Corp.	28,900	2,325,872

		12,004,457
Air Freight - 0.01%
ExpressJet Holdings, Inc. *	30,300	93,627

Air Travel - 0.01%
Pinnacle Airline Corp. * (a)	9,200	147,384

Aluminum - 0.10%
Alcoa, Inc.	42,100	1,646,952

Apparel & Textiles - 1.79%
Coach, Inc. *	173,100	8,182,437
Columbia Sportswear Company (a)	13,900	768,809
Deckers Outdoor Corp. *	2,400	263,520
Jones Apparel Group, Inc.	47,300	999,449
Kellwood Company (a)	3,700	63,085
K-Swiss, Inc., Class A	7,200	164,952
Liz Claiborne, Inc.	63,700	2,186,821
Mohawk Industries, Inc. * (a)	14,800	1,203,240
NIKE, Inc., Class B	148,400	8,705,144
Oakley, Inc.	10,600	307,718
Perry Ellis International, Inc. *	5,100	141,321
Polo Ralph Lauren Corp., Class A	9,700	754,175
VF Corp.	61,700	4,982,275
Wolverine World Wide, Inc.	31,300	857,620

		29,580,566
Auto Parts - 0.98%
American Axle & Manufacturing Holdings, Inc.	26,400	666,600
ArvinMeritor, Inc.	41,600	699,712
Autoliv, Inc.	37,900	2,264,525
AutoZone, Inc. *	56,300	6,538,682
BorgWarner, Inc.	6,600	604,098
Gentex Corp.	33,100	709,664
Genuine Parts Company	33,600	1,680,000
Johnson Controls, Inc.	16,700	1,972,437
Keystone Automotive Industries, Inc. *	3,500	167,160
Superior Industries International, Inc. (a)	7,900	171,351
TRW Automotive Holdings Corp. *	22,700	719,136

		16,193,365
Auto Services - 0.23%
AutoNation, Inc. *	123,700	2,191,964
Avis Budget Group, Inc. *	45,290	1,036,688
Copart, Inc. *	11,500	395,485

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Auto Services (continued)
Lithia Motors, Inc., Class A	7,200	$122,832

		3,746,969
Automobiles - 1.65%
Asbury Automotive Group, Inc.	11,200	221,872
Ford Motor Company *	1,136,300	9,647,187
General Motors Corp. (a)	154,300	5,662,810
PACCAR, Inc.	136,150	11,606,788

		27,138,657
Banking - 1.19%
1st Source Corp.	660	15,114
Anchor BanCorp Wisconsin, Inc. (a)	5,500	148,500
Bank of America Corp.	152,200	7,651,094
City Bank, Lynnwood, WA (a)	1,500	43,080
Comerica, Inc.	50,100	2,569,128
Downey Financial Corp. (a)	7,900	456,620
First BanCorp Puerto Rico (a)	16,600	157,700
First Horizon National Corp. (a)	16,800	447,888
FirstFed Financial Corp. * (a)	6,400	317,120
Frontier Financial Corp. (a)	6,800	158,644
Hancock Holding Company	500	20,040
Imperial Capital Bancorp, Inc.	2,400	67,800
National City Corp.	200,400	5,028,036
UnionBanCal Corp.	16,500	963,765
US Bancorp	47,500	1,545,175

		19,589,704
Biotechnology - 0.17%
Applera Corp.	42,600	1,475,664
Immucor, Inc. *	32,700	1,169,025
Techne Corp. *	2,900	182,932

		2,827,621
Broadcasting - 0.18%
Belo Corp., Class A	17,300	300,328
CBS Corp., Class B	67,600	2,129,400
Citadel Broadcasting Corp.	7,433	30,921
Cox Radio, Inc., Class A *	11,200	146,160
Liberty Media Corp. - Capital, Series A *	1,300	162,279
News Corp., Class A	7,500	164,925
Westwood One, Inc.	22,700	62,425

		2,996,438
Building Materials & Construction - 0.30%
American Standard Companies, Inc.	62,200	2,215,564
Dycom Industries, Inc. *	10,300	315,489
EMCOR Group, Inc. *	23,500	736,960
Masco Corp.	56,100	1,299,837
RPM International, Inc.	13,000	311,350

		4,879,200
Business Services - 1.25%
ABM Industries, Inc.	11,300	225,774
Affiliated Computer Services, Inc., Class A *	29,100	1,461,984
Computer Sciences Corp. *	16,900	944,710

The accompanying notes are an integral part of the financial statements.
441

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Convergys Corp. *	42,700	$741,272
Deluxe Corp.	37,500	1,381,500
Dun & Bradstreet Corp.	1,500	147,915
FactSet Research Systems, Inc.	21,600	1,480,680
Fiserv, Inc. *	98,500	5,009,710
Kelly Services, Inc., Class A	6,300	124,803
Manpower, Inc.	25,800	1,660,230
Moody's Corp.	38,000	1,915,200
NCR Corp. *	11,500	572,700
Pitney Bowes, Inc.	48,300	2,193,786
Pre-Paid Legal Services, Inc. * (a)	12,600	698,796
R.R. Donnelley & Sons Company	16,900	617,864
Resources Connection, Inc. *	20,000	463,000
ScanSource, Inc. *	4,300	120,873
Total Systems Services, Inc. (a)	23,400	650,052
Tyler Technologies, Inc. *	5,400	72,090
Unisys Corp. *	18,700	123,794

		20,606,733
Cable & Television - 0.41%
Comcast Corp., Class A *	70,400	1,702,272
DIRECTV Group, Inc. *	26,200	636,136
Time Warner, Inc.	241,300	4,430,268

		6,768,676
Cellular Communications - 0.09%
Telephone & Data Systems, Inc.	21,100	1,408,425

Chemicals - 0.87%
Albemarle Corp.	17,300	764,660
Cabot Corp.	13,300	472,549
Dow Chemical Company	81,400	3,505,084
E.I. Du Pont de Nemours & Company	59,500	2,948,820
Eastman Chemical Company	13,500	900,855
Georgia Gulf Corp. (a)	17,800	247,420
Hercules, Inc.	17,900	376,258
Lubrizol Corp.	13,300	865,298
Lyondell Chemical Company	20,700	959,445
PolyOne Corp. *	19,400	144,918
PPG Industries, Inc.	29,400	2,221,170
Sensient Technologies Corp.	32,800	946,936

		14,353,413
Colleges & Universities - 0.36%
Career Education Corp. *	49,200	1,377,108
Corinthian Colleges, Inc. *	25,700	408,887
ITT Educational Services, Inc. *	34,600	4,210,474

		5,996,469
Computers & Business Equipment - 8.34%
Apple, Inc. *	60,800	9,335,232
Avocent Corp. *	5,200	151,424
CDW Corp. *	46,500	4,054,800
Cisco Systems, Inc. *	322,000	10,661,420

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Computers & Business Equipment
(continued)
Cognizant Technology Solutions Corp.,
Class A *	21,300	$1,699,101
Dell, Inc. *	1,695,700	46,801,320
EMC Corp. *	244,100	5,077,280
Hewlett-Packard Company	63,000	3,136,770
Ingram Micro, Inc., Class A *	74,500	1,460,945
International Business Machines Corp.	403,500	47,532,300
Juniper Networks, Inc. *	21,900	801,759
Lexmark International, Inc. *	101,000	4,194,530
Tech Data Corp. *	44,500	1,785,340
Western Digital Corp. *	33,500	848,220

		137,540,441
Construction Materials - 0.20%
Comfort Systems USA, Inc.	7,700	109,340
Martin Marietta Materials, Inc.	1,900	253,745
Sherwin-Williams Company	43,800	2,878,098

		3,241,183
Containers & Glass - 0.25%
Ball Corp.	13,300	714,875
Bemis Company, Inc.	10,300	299,833
Greif, Inc., Class A	10,100	612,868
Owens-Illinois, Inc. *	22,900	949,205
Pactiv Corp. *	24,500	702,170
Sealed Air Corp.	21,100	539,316
Sonoco Products Company	10,900	328,962

		4,147,229
Cosmetics & Toiletries - 1.13%
Alberto-Culver Company	35,300	875,087
Avon Products, Inc.	52,500	1,970,325
Chattem, Inc. * (a)	5,000	352,600
Colgate-Palmolive Company	6,500	463,580
Estee Lauder Companies, Inc., Class A	53,000	2,250,380
International Flavors & Fragrances, Inc.	28,300	1,495,938
Kimberly-Clark Corp.	158,800	11,157,288

		18,565,198
Crude Petroleum & Natural Gas - 0.63%
Apache Corp.	18,700	1,684,122
Cabot Oil & Gas Corp.	4,100	144,156
Devon Energy Corp.	6,800	565,760
Marathon Oil Corp.	38,100	2,172,462
Occidental Petroleum Corp.	51,700	3,312,936
Sunoco, Inc.	25,500	1,804,890
XTO Energy, Inc.	11,300	698,792

		10,383,118
Domestic Oil - 0.03%
Holly Corp.	8,200	490,606

Drugs & Health Care - 0.03%
Molina Healthcare, Inc. *	14,400	522,288

The accompanying notes are an integral part of the financial statements.
442

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Educational Services - 0.14%
Apollo Group, Inc., Class A *	38,700	$2,327,805

Electrical Equipment - 0.39%
AZZ, Inc. *	5,200	181,792
Emerson Electric Company	74,000	3,938,280
FLIR Systems, Inc. *	26,400	1,462,296
Genlyte Group, Inc. *	7,600	488,376
Molex, Inc.	8,400	226,212
Varian, Inc. *	2,100	133,581

		6,430,537
Electrical Utilities - 0.88%
American Electric Power Company, Inc.	55,600	2,562,048
CenterPoint Energy, Inc. (a)	25,500	408,765
Constellation Energy Group	7,000	600,530
DTE Energy Company	17,000	823,480
Edison International	21,900	1,214,355
Entergy Corp.	43,700	4,732,273
Great Plains Energy, Inc.	8,900	256,409
NSTAR	15,600	543,036
PPL Corp.	16,500	763,950
Public Service Enterprise Group, Inc.	3,500	307,965
The AES Corp. *	75,900	1,521,036
Xcel Energy, Inc.	36,800	792,672

		14,526,519
Electronics - 0.30%
Amphenol Corp., Class A	12,100	481,096
Arrow Electronics, Inc. *	13,700	582,524
Avnet, Inc. *	26,700	1,064,262
Cubic Corp.	2,200	92,774
II-VI, Inc. *	10,800	372,924
L-3 Communications Holdings, Inc.	8,000	817,120
Rogers Corp. *	4,300	177,117
Synopsys, Inc. *	5,200	140,816
Teleflex, Inc.	5,600	436,352
Tyco Electronics, Ltd.	16,975	601,424
Zebra Technologies Corp., Class A *	4,100	149,609

		4,916,018
Energy - 0.06%
Energen Corp.	10,700	611,184
Sempra Energy	5,300	308,036

		919,220
Financial Services - 3.09%
American Capital Strategies, Ltd. (a)	7,200	307,656
Citigroup, Inc.	229,100	10,692,097
Countrywide Financial Corp.	54,100	1,028,441
Discover Financial Services	18,050	375,440
Eaton Vance Corp.	11,400	455,544
Federal Home Loan Mortgage Corp.	45,400	2,679,054
Federal National Mortgage Association	341,500	20,766,615
Franklin Resources, Inc.	13,600	1,734,000
Goldman Sachs Group, Inc.	22,800	4,941,672

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Financial Services (continued)
Knight Capital Group, Inc. *	12,700	$151,892
MCG Capital Corp. (a)	12,100	174,119
MoneyGram International, Inc.	23,700	535,383
Morgan Stanley	51,400	3,238,200
Raymond James Financial, Inc.	5,450	179,033
SEI Investments Company	74,000	2,018,720
State Street Corp.	7,084	482,845
Student Loan Corp.	1,100	198,352
The First Marblehead Corp. (a)	14,800	561,364
World Acceptance Corp. * (a)	11,500	380,420

		50,900,847
Food & Beverages - 2.45%
Campbell Soup Company	10,500	388,500
Chiquita Brands International, Inc. * (a)	24,800	392,584
ConAgra Foods, Inc.	116,700	3,049,371
Corn Products International, Inc.	9,700	444,939
General Mills, Inc.	26,100	1,514,061
H.J. Heinz Company	31,000	1,432,200
Hormel Foods Corp.	32,900	1,177,162
J.M. Smucker Company	13,200	705,144
Kraft Foods, Inc., Class A	191,076	6,594,033
McCormick & Company, Inc.	32,800	1,179,816
Pepsi Bottling Group, Inc.	41,300	1,535,121
Performance Food Group Company *	29,700	894,861
Pilgrim's Pride Corp. (a)	8,500	295,205
Ralcorp Holdings, Inc. *	14,600	814,972
Sanderson Farms, Inc.	3,300	137,511
Sara Lee Corp.	30,000	500,700
Sysco Corp.	165,200	5,879,468
The Coca-Cola Company	183,200	10,528,504
Tyson Foods, Inc., Class A	162,700	2,904,195

		40,368,347
Forest Products - 0.11%
Weyerhaeuser Company	26,100	1,887,030

Funeral Services - 0.01%
Stewart Enterprises, Inc., Class A	21,300	162,306

Furniture & Fixtures - 0.20%
American Woodmark Corp. (a)	21,800	540,422
Ethan Allen Interiors, Inc. (a)	24,800	810,712
Furniture Brands International, Inc. (a)	41,200	417,768
Hooker Furniture Corp.	7,400	148,148
Kimball International, Inc., Class B	4,300	48,934
La-Z-Boy, Inc. (a)	19,400	143,172
Leggett & Platt, Inc.	59,300	1,136,188

		3,245,344
Gas & Pipeline Utilities - 0.02%
NiSource, Inc.	18,500	354,090

Healthcare Products - 3.87%
Bausch & Lomb, Inc.	5,100	326,400
Baxter International, Inc.	85,500	4,811,940

The accompanying notes are an integral part of the financial statements.
443

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products (continued)
Becton, Dickinson & Company	38,000	$3,117,900
C.R. Bard, Inc.	12,800	1,128,832
CONMED Corp. *	13,400	375,066
Covidien, Ltd.	17,575	729,362
IDEXX Laboratories, Inc. *	7,700	843,843
Johnson & Johnson	474,500	31,174,650
Kinetic Concepts, Inc. *	2,900	163,212
Patterson Companies, Inc. *	48,100	1,857,141
Respironics, Inc. *	3,600	172,908
St. Jude Medical, Inc. *	3,300	145,431
Stryker Corp.	127,900	8,794,404
USANA Health Sciences, Inc. * (a)	10,800	472,500
Zimmer Holdings, Inc. *	120,100	9,726,899

		63,840,488
Healthcare Services - 4.20%
AMERIGROUP Corp. *	22,000	758,560
Apria Healthcare Group, Inc. *	36,400	946,764
Cardinal Health, Inc.	213,200	13,331,396
Coventry Health Care, Inc. *	14,700	914,487
Express Scripts, Inc. *	231,000	12,894,420
Health Net, Inc. *	19,400	1,048,570
Kindred Healthcare, Inc. *	19,200	343,872
Lincare Holdings, Inc. *	48,500	1,777,525
McKesson Corp.	255,300	15,009,087
Medco Health Solutions, Inc. *	18,100	1,636,059
Pediatrix Medical Group, Inc. *	6,000	392,520
Quest Diagnostics, Inc.	125,000	7,221,250
UnitedHealth Group, Inc.	269,000	13,027,670

		69,302,180
Homebuilders - 0.33%
Centex Corp.	24,300	645,651
D.R. Horton, Inc.	64,600	827,526
KB Home (a)	25,400	636,524
Lennar Corp., Class A (a)	27,400	620,610
M.D.C. Holdings, Inc.	12,500	511,750
M/I Homes, Inc. (a)	29,400	408,366
Pulte Homes, Inc.	50,200	683,222
Toll Brothers, Inc. *	51,600	1,031,484

		5,365,133
Hotels & Restaurants - 1.87%
Applebee's International, Inc.	55,800	1,388,304
Brinker International, Inc.	57,350	1,573,684
CBRL Group, Inc.	23,800	971,040
CEC Entertainment, Inc. *	13,700	368,119
Jack in the Box, Inc. *	25,200	1,633,968
Marriott International, Inc., Class A	58,800	2,556,036
McDonald's Corp.	246,300	13,415,961
Papa John's International, Inc. *	14,400	351,936
Starbucks Corp. *	181,000	4,742,200
Yum! Brands, Inc.	115,100	3,893,833

		30,895,081

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Appliances - 0.01%
The Toro Company	2,600	$152,958

Household Products - 0.45%
Blyth, Inc.	32,000	654,400
Church & Dwight, Inc.	14,500	682,080
Energizer Holdings, Inc. *	29,000	3,214,650
Newell Rubbermaid, Inc.	5,700	164,274
Select Comfort Corp. * (a)	28,750	401,063
Tempur-Pedic International, Inc.	32,600	1,165,450
The Clorox Company	11,600	707,484
Tupperware Brands Corp.	13,000	409,370

		7,398,771
Industrial Machinery - 0.83%
AGCO Corp. *	28,400	1,441,868
Cascade Corp.	4,500	293,265
Caterpillar, Inc.	11,000	862,730
Crane Company	3,300	158,301
Cummins, Inc.	10,300	1,317,267
Deere & Company	15,400	2,285,668
Ingersoll-Rand Company, Ltd., Class A	35,000	1,906,450
ITT Corp.	13,900	944,227
Lincoln Electric Holdings, Inc.	11,500	892,515
Middleby Corp. *	3,400	219,436
NACCO Industries, Inc., Class A	2,200	227,656
Pall Corp.	18,300	711,870
Tennant Company	5,200	253,240
W.W. Grainger, Inc.	24,500	2,234,155

		13,748,648
Industrials - 0.00%
Lawson Products, Inc.	1,400	48,734

Insurance - 5.87%
ACE, Ltd.	17,200	1,041,804
Aetna, Inc.	62,500	3,391,875
AFLAC, Inc.	224,200	12,788,368
Allstate Corp.	249,700	14,280,343
Ambac Financial Group, Inc.	61,500	3,868,965
American Financial Group, Inc.	17,050	486,266
American International Group, Inc.	28,800	1,948,320
Aon Corp.	31,300	1,402,553
Brown & Brown, Inc.	57,000	1,499,100
Chubb Corp.	20,800	1,115,712
CIGNA Corp.	86,000	4,582,940
Cincinnati Financial Corp.	7,600	329,156
CNA Financial Corp.	9,600	377,472
Commerce Group, Inc.	32,900	969,563
Erie Indemnity Company, Class A	5,800	354,554
First American Corp.	30,300	1,109,586
Harleysville Group, Inc.	3,500	111,930
Hartford Financial Services Group, Inc.	19,500	1,804,725
Horace Mann Educators Corp.	8,100	159,651
LandAmerica Financial Group, Inc.	15,900	619,782
Lincoln National Corp.	12,085	797,247

The accompanying notes are an integral part of the financial statements.
444

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Markel Corp. *	2,000	$968,000
MBIA, Inc.	34,200	2,087,910
MetLife, Inc.	41,100	2,865,903
MGIC Investment Corp. (a)	44,000	1,421,640
National Western Life Insurance Company,
Class A *	800	204,768
Nationwide Financial Services, Inc., Class A	18,000	968,760
Odyssey Re Holdings Corp. (a)	9,200	341,412
Old Republic International Corp.	96,025	1,799,509
Philadelphia Consolidated Holding Corp. *	12,900	533,286
PMI Group, Inc.	66,300	2,168,010
Presidential Life Corp.	9,000	152,640
Progressive Corp.	228,500	4,435,185
Protective Life Corp.	25,600	1,086,464
Prudential Financial, Inc.	32,100	3,132,318
Radian Group, Inc. (a)	25,400	591,312
Reinsurance Group of America, Inc.	11,700	663,273
SAFECO Corp.	33,500	2,050,870
Stancorp Financial Group, Inc.	22,400	1,109,024
Stewart Information Services Corp.	10,700	366,689
The Travelers Companies, Inc.	139,800	7,037,532
Torchmark Corp.	81,100	5,054,152
Transatlantic Holdings, Inc.	8,400	590,772
Triad Guaranty, Inc. * (a)	10,500	199,185
Universal American Financial Corp. *	2,100	47,901
UnumProvident Corp.	104,100	2,547,327
W.R. Berkley Corp.	46,800	1,386,684

		96,850,438
International Oil - 10.66%
Anadarko Petroleum Corp.	88,500	4,756,875
Chevron Corp.	468,200	43,814,156
ConocoPhillips	163,600	14,359,172
Exxon Mobil Corp.	1,216,800	112,627,008
Hess Corp.	2,500	166,325

		175,723,536
Internet Retail - 0.12%
eBay, Inc. *	26,300	1,026,226
Expedia, Inc. *	14,800	471,824
IAC/InterActiveCorp. *	16,600	492,522

		1,990,572
Internet Software - 0.11%
McAfee, Inc. *	19,800	690,426
VeriSign, Inc. *	31,500	1,062,810

		1,753,236
Leisure Time - 0.25%
Carnival Corp. (a)	55,100	2,668,493
MGM MIRAGE *	8,100	724,464
Polaris Industries, Inc. (a)	17,900	780,798

		4,173,755

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Life Sciences - 0.15%
PerkinElmer, Inc.	5,700	$166,497
Waters Corp. *	33,200	2,221,744

		2,388,241
Liquor - 0.69%
Anheuser-Busch Companies, Inc.	228,200	11,407,718

Manufacturing - 2.41%
Acuity Brands, Inc.	15,800	797,584
AptarGroup, Inc.	9,700	367,339
Carlisle Companies, Inc.	6,300	306,180
Danaher Corp.	118,600	9,809,406
Eaton Corp.	16,100	1,594,544
Harley-Davidson, Inc.	208,600	9,639,406
Honeywell International, Inc.	73,000	4,341,310
Illinois Tool Works, Inc.	151,200	9,017,568
Mettler-Toledo International, Inc. *	12,300	1,254,600
SPX Corp.	5,100	472,056
Tyco International, Ltd.	47,475	2,105,041

		39,705,034
Medical-Hospitals - 0.11%
Lifepoint Hospitals, Inc. *	3,900	117,039
Manor Care, Inc.	14,800	953,120
Universal Health Services, Inc., Class B	14,700	799,974

		1,870,133
Metal & Metal Products - 0.30%
Commercial Metals Company	13,700	433,605
Metal Management, Inc.	9,600	520,320
Mueller Industries, Inc.	18,300	661,362
Precision Castparts Corp.	13,900	2,056,922
Quanex Corp.	8,400	394,632
Reliance Steel & Aluminum Company	8,000	452,320
Southern Copper Corp. (a)	3,900	482,937

		5,002,098
Mining - 0.03%
Cleveland-Cliffs, Inc. (a)	5,800	510,226

Mobile Homes - 0.12%
Thor Industries, Inc. (a)	45,700	2,056,043

Newspapers - 0.01%
Lee Enterprises, Inc.	9,500	147,915

Office Furnishings & Supplies - 0.07%
Herman Miller, Inc.	13,300	360,962
IKON Office Solutions, Inc.	11,200	143,920
OfficeMax, Inc.	8,400	287,868
United Stationers, Inc. *	5,200	288,704

		1,081,454
Paper - 0.02%
Temple-Inland, Inc.	7,400	389,462

Petroleum Services - 0.27%
Tesoro Corp.	33,100	1,523,262
Tidewater, Inc.	4,300	270,212

The accompanying notes are an integral part of the financial statements.
445

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Petroleum Services (continued)
Valero Energy Corp.	39,900	$2,680,482

		4,473,956
Pharmaceuticals - 9.06%
Abbott Laboratories	8,300	445,046
AmerisourceBergen Corp.	213,200	9,664,356
Barr Pharmaceuticals, Inc. *	4,000	227,640
Bristol-Myers Squibb Company	61,300	1,766,666
Forest Laboratories, Inc. *	353,800	13,193,202
King Pharmaceuticals, Inc. *	76,000	890,720
Medicis Pharmaceutical Corp., Class A (a)	3,500	106,785
Merck & Company, Inc.	1,464,100	75,679,329
Pfizer, Inc.	1,634,100	39,921,063
Schering-Plough Corp.	222,700	7,044,001
Watson Pharmaceuticals, Inc. *	16,200	524,880

		149,463,688
Plastics - 0.01%
Spartech Corp.	6,100	104,066

Publishing - 0.70%
Consolidated Graphics, Inc. *	2,700	169,533
Gannett Company, Inc.	187,800	8,206,860
McGraw-Hill Companies, Inc.	29,000	1,476,390
Scholastic Corp. *	9,300	324,198
Tribune Company	41,100	1,122,852
Valassis Communications, Inc. * (a)	22,100	197,132

		11,496,965
Railroads & Equipment - 0.03%
CSX Corp.	6,700	286,291
Union Pacific Corp.	1,300	146,978

		433,269
Real Estate - 0.16%
Annaly Capital Management, Inc., REIT	47,800	761,454
Anthracite Capital, Inc., REIT (a)	17,300	157,430
Anworth Mortgage Asset Corp., REIT	21,200	114,268
Entertainment Properties Trust, REIT	2,500	127,000
Impac Mortgage Holdings, Inc., REIT (a)	44,300	68,222
iStar Financial, Inc., REIT	17,200	584,628
New Century Financial Corp., REIT (a)	13,300	1,330
Newcastle Investment Corp., REIT (a)	11,700	206,154
Redwood Trust, Inc., REIT (a)	18,000	597,960
Thornburg Mortgage, Inc., REIT (a)	6,000	77,100

		2,695,546
Retail Grocery - 0.78%
Ingles Markets, Inc.	6,000	171,960
Nash Finch Company (a)	11,100	442,113
Ruddick Corp.	6,200	207,948
Safeway, Inc.	161,200	5,337,332
SUPERVALU, Inc.	29,779	1,161,679
The Kroger Company	193,100	5,507,212

		12,828,244

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade - 11.18%
Abercrombie & Fitch Company, Class A	39,200	$3,163,440
Advance Auto Parts, Inc.	7,300	244,988
Aeropostale, Inc. *	21,600	411,696
American Eagle Outfitters, Inc.	102,000	2,683,620
Bed Bath & Beyond, Inc. *	190,700	6,506,684
Best Buy Company, Inc.	12,200	561,444
Big Lots, Inc. *	4,500	134,280
Chico's FAS, Inc. *	12,000	168,600
Costco Wholesale Corp.	2,500	153,425
Dollar Tree Stores, Inc. *	53,500	2,168,890
Family Dollar Stores, Inc.	59,600	1,582,976
First Cash Financial Services, Inc. *	14,600	341,932
Foot Locker, Inc.	18,000	275,940
Fossil, Inc. *	53,400	1,995,024
Gap, Inc.	37,600	693,344
Home Depot, Inc.	1,109,000	35,975,960
J.C. Penney Company, Inc.	5,400	342,198
Kohl's Corp. *	241,700	13,856,661
Limited Brands, Inc.	6,300	144,207
Lowe's Companies, Inc.	1,030,500	28,874,610
NBTY, Inc. *	10,200	414,120
Nordstrom, Inc.	29,600	1,387,944
Pacific Sunwear of California, Inc. *	6,800	100,640
PetSmart, Inc.	13,100	417,890
RadioShack Corp.	32,800	677,648
Regis Corp.	13,100	418,021
Rent-A-Center, Inc. *	13,600	246,568
Rite Aid Corp. * (a)	128,200	592,284
Ross Stores, Inc.	5,100	130,764
Sonic Automotive, Inc.	6,800	162,792
Staples, Inc.	217,100	4,665,479
Talbots, Inc.	3,000	54,000
Target Corp.	198,900	12,644,073
The Buckle, Inc.	7,900	299,726
The Men's Wearhouse, Inc.	6,400	323,328
The TJX Companies, Inc.	54,300	1,578,501
Tiffany & Company	16,800	879,480
Walgreen Company	97,300	4,596,452
Wal-Mart Stores, Inc.	1,243,100	54,261,315
Zale Corp. *	11,900	275,366

		184,406,310
Sanitary Services - 0.08%
Ecolab, Inc.	28,000	1,321,600

Semiconductors - 0.89%
Analog Devices, Inc.	22,600	817,216
Intel Corp.	347,600	8,988,936
KLA-Tencor Corp.	19,900	1,110,022
National Semiconductor Corp.	17,000	461,040
Novellus Systems, Inc. *	52,800	1,439,328
Semtech Corp. *	9,100	186,368

The accompanying notes are an integral part of the financial statements.
446

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Semiconductors (continued)
Varian Semiconductor Equipment
Associates, Inc. *	11,800	$631,536
Xilinx, Inc.	42,900	1,121,406

		14,755,852
Software - 2.75%
Adobe Systems, Inc. *	17,600	768,416
BMC Software, Inc. *	21,600	674,568
Citrix Systems, Inc. *	25,800	1,040,256
Compuware Corp. *	60,700	486,814
Intuit, Inc. *	60,200	1,824,060
Manhattan Associates, Inc. *	6,300	172,683
Microsoft Corp.	1,154,700	34,017,462
Oracle Corp. *	264,600	5,728,590
Sybase, Inc. *	29,600	684,648

		45,397,497
Steel - 0.05%
Nucor Corp.	10,300	612,541
Ryerson, Inc.	4,200	141,708

		754,249
Telecommunications Equipment &
Services - 0.73%
ADTRAN, Inc.	14,900	343,147
Avaya, Inc. *	11,000	186,560
Plantronics, Inc.	5,500	157,025
Polycom, Inc. *	25,900	695,674
Premiere Global Services, Inc. *	12,800	161,920
QUALCOMM, Inc.	36,300	1,534,038
Verizon Communications, Inc.	202,200	8,953,416

		12,031,780
Telephone - 1.51%
AT&T, Inc.	553,105	23,401,873
CenturyTel, Inc.	34,000	1,571,480

		24,973,353
Tires & Rubber - 0.13%
Goodyear Tire & Rubber Company *	70,700	2,149,987

Tobacco - 0.34%
Altria Group, Inc.	25,000	1,738,250
Schweitzer Mauduit International, Inc.	6,500	151,450
Universal Corp.	8,900	435,655
UST, Inc.	67,100	3,328,160

		5,653,515
Toys, Amusements & Sporting Goods - 0.25%
Hasbro, Inc.	38,600	1,076,168
Mattel, Inc.	130,900	3,070,914

		4,147,082
Transportation - 0.36%
C.H. Robinson Worldwide, Inc.	47,500	2,578,775
Expeditors International of Washington, Inc.	51,400	2,431,220
Overseas Shipholding Group, Inc.	10,500	806,715

U.S. Multi Sector Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Transportation (continued)
Saia, Inc. *	9,000	$148,770

		5,965,480
Trucking & Freight - 0.87%
Arkansas Best Corp. (a)	25,900	845,894
FedEx Corp.	114,400	11,983,400
Forward Air Corp.	4,300	128,054
J.B. Hunt Transport Services, Inc.	27,100	712,730
Ryder Systems, Inc.	9,100	445,900
YRC Worldwide, Inc. *	8,300	226,756

		14,342,734

TOTAL COMMON STOCKS (Cost $1,435,710,205)		$1,505,984,128

SHORT TERM INVESTMENTS - 1.82%
John Hancock Cash Investment Trust (c)	$30,017,445	$30,017,445

TOTAL SHORT TERM INVESTMENTS
(Cost $30,017,445)		$30,017,445

REPURCHASE AGREEMENTS - 7.99%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$131,797,015 on 10/01/2007,
collateralized by $130,635,000
Federal Home Loan Bank, 5.25%
due 10/14/2011 (valued at
$134,390,756, including interest)	$131,752,000	$131,752,000

TOTAL REPURCHASE AGREEMENTS
(Cost $131,752,000)		$131,752,000

Total Investments (U.S. Multi Sector Trust)
(Cost $1,597,479,650) - 101.13%		$1,667,753,573
Liabilities in Excess of Other Assets - (1.13)%		(18,589,943)

TOTAL NET ASSETS - 100.00%		$1,649,163,630

Utilities Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.07%

Broadcasting - 1.18%
Citadel Broadcasting Corp.	95,870	$398,819
Grupo Televisa SA, SADR *	72,880	1,761,510
News Corp., Class A	41,470	911,925

		3,072,254
Cable & Television - 4.03%
Comcast Corp., Special Class A *	185,975	4,455,961
Rogers Communications, Inc., Class B	43,900	1,995,475
Time Warner Cable, Inc. *	122,500	4,018,000

		10,469,436

The accompanying notes are an integral part of the financial statements.
447

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cellular Communications - 6.06%
America Movil SA de CV, Series L, ADR	50,860	$3,255,040
Cellcom Israel, Ltd. (a)	172,630	4,198,362
Hutchison Telecommunications
International, Ltd. *	616,000	856,299
Mobile Telesystems, SADR	35,600	2,467,436
MTN Group, Ltd.	86,600	1,314,809
Partner Communications Company, Ltd., ADR	62,500	1,035,000
Tim Participacoes SA	64,700	2,624,232

		15,751,178
Crude Petroleum & Natural Gas - 1.40%
EOG Resources, Inc.	1,900	137,427
Ultra Petroleum Corp. *	39,800	2,469,192
Venoco, Inc. *	26,880	460,992
XTO Energy, Inc.	9,300	575,112

		3,642,723
Electrical Utilities - 37.18%
AES Tiete SA	55,451,200	1,924,802
Allegheny Energy, Inc. *	7,300	381,498
Ameren Corp.	17,300	908,250
American Electric Power Company, Inc.	136,300	6,280,704
British Energy Group PLC	119,770	1,305,083
CEZ AS	67,600	4,162,097
CMS Energy Corp.	288,900	4,859,298
Consolidated Edison, Inc. (a)	27,000	1,250,100
Constellation Energy Group	55,501	4,761,431
Dominion Resources, Inc.	19,900	1,677,570
DPL, Inc.	122,300	3,211,598
DTE Energy Company (a)	55,200	2,673,888
Dynegy, Inc., Class A *	173,500	1,603,140
E.ON AG	31,400	5,788,607
Edison International	70,760	3,923,642
Electricite de France	1,300	137,054
Enersis SA, SADR (a)	143,670	2,548,706
Entergy Corp.	14,100	1,526,889
Exelon Corp.	13,420	1,011,331
FirstEnergy Corp.	26,200	1,659,508
FPL Group, Inc.	82,030	4,993,986
Iberdrola SA	51,920	3,041,377
Integrys Energy Group, Inc.	21,100	1,080,953
International Power PLC	381,220	3,506,996
Mirant Corp. *	51,100	2,078,748
Northeast Utilities	40,900	1,168,513
Pepco Holdings, Inc.	119,400	3,233,352
PG&E Corp.	100,600	4,808,680
Portland General Electric Company	28,300	786,740
Public Service Enterprise Group, Inc.	81,900	7,206,381
Red Electrica De Espana	76,000	3,927,864
Scottish & Southern Energy PLC	97,700	3,009,549
The AES Corp. *	222,260	4,454,091
Xcel Energy, Inc.	83,500	1,798,590

		96,691,016

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Energy - 7.97%
Covanta Holding Corp. *	60,810	$1,490,453
Energen Corp.	4,100	234,192
MDU Resources Group, Inc.	143,500	3,995,040
NRG Energy, Inc. *	255,680	10,812,707
Sempra Energy	72,300	4,202,076

		20,734,468
Gas & Pipeline Utilities - 10.10%
AGL Resources, Inc.	9,810	388,672
El Paso Corp.	166,300	2,822,111
Enagas	168,961	4,367,357
Equitable Resources, Inc.	143,800	7,458,906
OAO Gazprom, SADR	29,600	1,305,360
Questar Corp.	56,220	2,953,237
Williams Companies, Inc.	204,611	6,969,051

		26,264,694
International Oil - 1.76%
Noble Corp.	30,020	1,472,481
Talisman Energy, Inc.	102,800	2,015,443
Total SA	13,300	1,078,245

		4,566,169
Petroleum Services - 0.92%
Halliburton Company	62,500	2,400,000

Pollution Control - 0.22%
Suez SA	9,700	569,587

Sanitary Services - 0.81%
Veolia Environnement SA	24,643	2,115,909

Telecommunications Equipment &
Services - 12.69%
American Tower Corp., Class A *	29,200	1,271,368
Citizens Communications Company	36,200	518,384
Embarq Corp.	70,200	3,903,120
Iliad SA	10,462	966,718
Koninklijke (Royal) KPN NV	128,800	2,228,665
NTELOS Holdings Corp.	30,300	892,638
Orascom Telecom Holding SAE	26,400	1,726,560
Philippine Long Distance Telephone Company	16,000	1,030,089
Philippine Long
Distance Telephone Company, SADR (a)	20,500	1,318,970
Singapore Telecommunications, Ltd.	599,200	1,622,842
Tele Norte Leste Participacoes SA	10,100	335,146
Telecom Argentina SA, ADR, B Shares * (a)	79,800	1,959,090
Telefonica SA	149,600	4,175,325
Telekom Austria AG	5,200	135,668
Telenor ASA	224,400	4,477,801
TeliaSonera AB	31,700	285,750
Telus Corp. - Non Voting Shares	57,470	3,230,758
Vodafone Group PLC	809,300	2,912,035

		32,990,927
Telephone - 5.75%
AT&T, Inc.	183,700	7,772,347

The accompanying notes are an integral part of the financial statements.
448

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Utilities Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Qwest Communications International, Inc. *	476,000	$4,360,160
Telecom Egypt	20,594	62,694
Windstream Corp.	195,968	2,767,068

		14,962,269

TOTAL COMMON STOCKS (Cost $196,190,638)		$234,230,630

PREFERRED STOCKS - 6.53%

Cable & Television - 0.40%
NET Servicos de Comunicacao SA *	63,900	1,045,067

Electrical Utilities - 3.57%
Eletropaulo Metropolitana de Sao Paulo SA	43,330,000	2,876,094
Entergy Corp. *	95,680	6,396,208

		9,272,302
Energy - 1.86%
NRG Energy, Inc. *	11,500	4,250,688
PNM Resources, Inc. * (a)	13,300	591,185

		4,841,873
Gas & Pipeline Utilities - 0.70%
El Paso Corp. *	1,280	1,806,560

TOTAL PREFERRED STOCKS (Cost $13,069,444)		$16,965,802

CORPORATE BONDS - 0.42%

Electrical Utilities - 0.00%
Northwestern Corp.
8.75% due 03/15/2012 ^ (a)	0	0

Energy - 0.10%
Covanta Holding Corp.
1.00% due 02/01/2027	258,000	262,515

Telecommunications Equipment &
Services - 0.32%
Level 3 Communications, Inc.
3.50% due 06/15/2012	770,000	833,525

TOTAL CORPORATE BONDS (Cost $1,214,687)		$1,096,040

CONVERTIBLE BONDS - 0.28%

Coal - 0.28%
Peabody Energy Corp.
4.75% due 12/15/2066	680,000	714,000

TOTAL CONVERTIBLE BONDS (Cost $731,455)		$714,000

SHORT TERM INVESTMENTS - 4.70%
American Express Credit Corp.
5.20% due 10/01/2007	$4,747,000	$4,747,000
John Hancock Cash Investment Trust (c)	7,482,944	7,482,944

TOTAL SHORT TERM INVESTMENTS
(Cost $12,229,944)		$12,229,944

Total Investments (Utilities Trust)
(Cost $223,436,168) - 102.00%		$265,236,416
Liabilities in Excess of Other Assets - (2.00)%		(5,194,036)

TOTAL NET ASSETS - 100.00%		$260,042,380

Value & Restructuring Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.69%

Aerospace - 2.77%
Empresa Brasileira de Aeronautica SA, ADR (a)	120,495	$5,292,141
United Technologies Corp.	78,663	6,330,798

		11,622,939
Air Travel - 1.91%
Copa Holdings SA, Class A	104,375	4,180,219
Gol-Linhas Aereas Inteligentes SA (a)	159,403	3,825,672

		8,005,891
Auto Services - 0.68%
RSC Holdings, Inc. *	173,345	2,842,858

Broadcasting - 0.94%
CBS Corp., Class B	125,583	3,955,864

Building Materials & Construction - 0.48%
Eagle Materials, Inc.	56,822	2,030,818

Cable & Television - 0.90%
EchoStar Communications Corp., Class A *	80,892	3,786,555

Cellular Communications - 3.44%
America Movil SA de CV, Series L, ADR	225,506	14,432,384

Chemicals - 3.91%
Celanese Corp., Series A	176,409	6,876,423
Lanxess AG	83,099	3,932,036
PPG Industries, Inc.	66,232	5,003,828
Tronox, Inc., Class A (a)	63,332	588,987

		16,401,274
Coal - 3.95%
Alpha Natural Resources, Inc. *	167,005	3,879,526
CONSOL Energy, Inc.	210,516	9,810,046
Foundation Coal Holdings, Inc.	64,452	2,526,518
International Coal Group, Inc. * (a)	81,534	362,011

		16,578,101
Commercial Services - 1.26%
AerCap Holdings NV *	137,742	3,428,398
Horsehead Holding Corp. *	82,500	1,849,650

		5,278,048
Computers & Business Equipment - 1.22%
International Business Machines Corp.	43,492	5,123,358

Cosmetics & Toiletries - 1.05%
Avon Products, Inc.	117,302	4,402,344

Crude Petroleum & Natural Gas - 4.57%
Devon Energy Corp.	114,174	9,499,277
Noble Energy, Inc.	97,274	6,813,071
Pinnacle Gas Resources, Inc. *	26,600	124,488
W&T Offshore, Inc.	112,379	2,739,800

		19,176,636
Electrical Utilities - 0.49%
Enel SpA	181,801	2,052,368

Electronics - 1.24%
Harman International Industries, Inc.	45,397	3,927,749

The accompanying notes are an integral part of the financial statements.
449

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electronics (continued)
Tyco Electronics, Ltd.	35,361	$1,252,840

		5,180,589
Energy - 0.36%
Rosetta Resources, Inc. *	82,837	1,519,231

Financial Services - 12.67%
Capital One Financial Corp.	66,160	4,395,009
CIT Group, Inc.	94,172	3,785,714
Citigroup, Inc.	122,184	5,702,327
Discover Financial Services	46,122	959,338
Federal Home Loan Mortgage Corp.	60,706	3,582,261
Invesco PLC, SADR	189,949	5,185,608
JP Morgan Chase & Company	110,598	5,067,600
Lehman Brothers Holdings, Inc.	91,723	5,662,061
MCG Capital Corp.	152,159	2,189,568
Morgan Stanley	104,744	6,598,872
People's United Financial, Inc.	115,230	1,991,174
PNC Financial Services Group, Inc.	65,741	4,476,962
Washington Mutual, Inc.	100,263	3,540,287

		53,136,781
Food & Beverages - 1.19%
ConAgra Foods, Inc.	56,520	1,476,868
Dean Foods Company *	116,535	2,980,965
Vintage Wine Trust, Inc.	82,385	535,502

		4,993,335
Furniture & Fixtures - 0.66%
Leggett & Platt, Inc.	145,496	2,787,703

Gas & Pipeline Utilities - 1.73%
El Paso Corp.	288,593	4,897,423
Spectra Energy Corp.	96,642	2,365,796

		7,263,219
Healthcare Products - 1.55%
Baxter International, Inc.	89,189	5,019,557
Covidien, Ltd.	35,361	1,467,481

		6,487,038
Holdings Companies/Conglomerates - 1.44%
Loews Corp.	125,102	6,048,682

Homebuilders - 1.00%
Centex Corp.	158,284	4,205,606

Household Appliances - 2.36%
Black & Decker Corp.	118,572	9,877,048

Household Products - 0.91%
Newell Rubbermaid, Inc.	132,661	3,823,290

Industrial Machinery - 1.62%
AGCO Corp. *	133,920	6,799,118

Industrials - 0.29%
Aecom Technology Corp. *	34,228	1,195,584

Insurance - 5.67%
ACE, Ltd.	130,072	7,878,461
Ambac Financial Group, Inc.	66,640	4,192,322

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
Castlepoint Holdings, Ltd.	68,288	$785,312
Castlepoint Holdings, Ltd. (a)	41,100	472,650
Genworth Financial, Inc., Class A	76,208	2,341,872
MetLife, Inc.	83,889	5,849,580
People's Choice *	109,656	164,484
Primus Guaranty, Ltd. * (a)	199,194	2,095,521

		23,780,202
International Oil - 8.38%
Anadarko Petroleum Corp.	106,632	5,731,470
ConocoPhillips	128,683	11,294,507
Murphy Oil Corp.	71,267	4,980,851
Petroleo Brasileiro SA, ADR	174,114	13,145,607

		35,152,435
Investment Companies - 0.70%
Apollo Investment Corp.	141,292	2,938,874

Manufacturing - 1.24%
Rockwell Automation, Inc.	47,883	3,328,347
Tyco International, Ltd.	42,361	1,878,287

		5,206,634
Metal & Metal Products - 2.77%
Southern Copper Corp. (a)	78,079	9,668,523
Sterlite Industries India, Ltd. *	105,001	1,942,518

		11,611,041
Mining - 2.11%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	50,000	5,244,500
Grupo Mexico SA	502,000	3,604,574

		8,849,074
Paper - 0.47%
Smurfit-Stone Container Corp. *	167,748	1,959,297

Petroleum Services - 3.05%
Hercules Offshore, Inc. * (a)	167,288	4,367,881
PetroHawk Energy Corp. *	196,709	3,229,962
Petroplus Holdings AG *	58,937	5,185,103

		12,782,946
Pharmaceuticals - 1.55%
AmerisourceBergen Corp.	81,477	3,693,352
Bristol-Myers Squibb Company	96,942	2,793,869

		6,487,221
Railroads & Equipment - 2.11%
Union Pacific Corp.	78,440	8,868,426

Real Estate - 1.94%
DiamondRock Hospitality Company, REIT	176,788	3,077,879
FBR Capital Markets Corp., REIT *	40,000	521,204
Host Hotels & Resorts, Inc., REIT	96,861	2,173,561
JHSF Participacoes SA *	297,400	1,579,250
Ventas, Inc., REIT	18,814	778,899

		8,130,793

The accompanying notes are an integral part of the financial statements.
450

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade - 3.95%
J.C. Penney Company, Inc.	58,000	$3,675,460
The TJX Companies, Inc.	142,601	4,145,411
United Rentals, Inc. *	189,904	6,109,212
Zale Corp. *	113,287	2,621,461

		16,551,544
Steel - 1.26%
Schnitzer Steel Industries, Inc.	72,086	5,283,183

Telecommunications Equipment &
Services - 2.08%
DataPath, Inc. *	78,000	390,000
Nokia Oyj, SADR	166,718	6,323,614
Plantronics, Inc.	70,131	2,002,240

		8,715,854
Telephone - 3.25%
Harris Corp.	195,020	11,270,206
Windstream Corp.	168,163	2,374,461

		13,644,667
Tobacco - 1.98%
Loews Corp. - Carolina Group	100,809	8,289,524

Transportation - 0.47%
Arlington Tankers, Ltd. (a)	47,844	1,178,398
Omega Navigation Enterprises, Inc.	39,523	787,693

		1,966,091
Trucking & Freight - 1.12%
Ryder Systems, Inc.	95,749	4,691,701

TOTAL COMMON STOCKS (Cost $344,585,517)		$413,916,169

PREFERRED STOCKS - 0.25%

Chemicals - 0.25%
Celanese Corp. *	20,383	1,026,793

TOTAL PREFERRED STOCKS (Cost $563,519)		$1,026,793

SHORT TERM INVESTMENTS - 6.62%
John Hancock Cash Investment Trust (c)	$27,782,670	$27,782,670

TOTAL SHORT TERM INVESTMENTS
(Cost $27,782,670)		$27,782,670

REPURCHASE AGREEMENTS - 1.09%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$4,576,563 on 10/01/2007,
collateralized by $4,490,000
Federal Home Loan Mortgage
Corp., 5.55% due 10/04/2016
(valued at $4,669,600, including
interest)	$4,575,000	$4,575,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,575,000)		$4,575,000

Total Investments (Value & Restructuring Trust)
(Cost $377,506,706) - 106.65%		$447,300,632
Liabilities in Excess of Other Assets - (6.65)%		(27,886,302)

TOTAL NET ASSETS - 100.00%		$419,414,330

Value Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.53%

Aerospace - 3.61%
Goodrich Corp.	195,290	$13,324,637

Automobiles - 2.09%
Tata Motors, Ltd., SADR	404,033	7,733,192

Banking - 5.03%
Hudson City Bancorp, Inc.	686,710	10,561,600
Northern Trust Corp.	121,059	8,022,580

		18,584,180
Biotechnology - 2.22%
Affymetrix, Inc. *	322,900	8,191,973

Business Services - 3.94%
Perot Systems Corp., Class A *	344,390	5,823,635
Pitney Bowes, Inc.	192,170	8,728,361

		14,551,996
Chemicals - 2.43%
Valspar Corp.	330,240	8,985,830

Commercial Services - 2.93%
Live Nation, Inc. *	508,303	10,801,439

Computers & Business Equipment - 4.82%
Diebold, Inc.	268,870	12,212,075
Juniper Networks, Inc. *	153,060	5,603,527

		17,815,602
Cosmetics & Toiletries - 5.33%
Estee Lauder Companies, Inc., Class A	215,790	9,162,443
International Flavors & Fragrances, Inc.	199,110	10,524,955

		19,687,398
Crude Petroleum & Natural Gas - 2.28%
Newfield Exploration Company *	174,570	8,407,291

Educational Services - 2.84%
Apollo Group, Inc., Class A *	174,530	10,497,979

Electrical Utilities - 9.04%
American Electric Power Company, Inc.	191,490	8,823,859
Constellation Energy Group	90,139	7,733,025
DPL, Inc.	178,570	4,689,248
Entergy Corp.	34,870	3,776,073
Wisconsin Energy Corp.	185,670	8,360,720

		33,382,925
Electronics - 2.16%
Flextronics International, Ltd. *	712,331	7,963,861

Financial Services - 4.14%
Bear Stearns Companies, Inc.	56,495	6,938,151
Invesco PLC, SADR	305,661	8,344,545

		15,282,696

The accompanying notes are an integral part of the financial statements.
451

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 2.72%
ConAgra Foods, Inc.	384,520	$10,047,508

Gas & Pipeline Utilities - 2.18%
El Paso Corp.	475,170	8,063,635

Healthcare Products - 5.38%
Beckman Coulter, Inc.	152,530	11,250,613
Owens & Minor, Inc.	226,090	8,611,768

		19,862,381
Healthcare Services - 4.26%
Healthsouth Corp. *	435,244	7,621,123
Omnicare, Inc.	244,280	8,092,996

		15,714,119
Household Products - 4.27%
Fortune Brands, Inc.	88,884	7,243,157
Newell Rubbermaid, Inc.	296,440	8,543,401

		15,786,558
Industrial Machinery - 1.46%
Cameron International Corp. *	58,610	5,409,117

Insurance - 10.43%
ACE, Ltd.	153,970	9,325,963
Allied World Assurance Holdings, Ltd.	219,034	11,370,055
Aspen Insurance Holdings, Ltd.	303,690	8,475,988
Marsh & McLennan Companies, Inc.	366,611	9,348,580

		38,520,586
International Oil - 2.13%
Hess Corp.	118,180	7,862,515

Investment Companies - 1.84%
Market Vectors Gold Miners ETF *	149,900	6,797,965

Manufacturing - 2.22%
Pentair, Inc.	246,860	8,190,815

Office Furnishings & Supplies - 2.17%
Office Depot, Inc. *	388,460	8,010,045

Paper - 2.08%
Domtar Corp. *	936,500	7,679,300

Retail Trade - 2.11%
Rite Aid Corp. *	1,688,510	7,800,916

Telecommunications Equipment &
Services - 0.94%
Embarq Corp.	62,340	3,466,104

Travel Services - 1.48%
Orbitz Worldwide, Inc. *	482,866	5,451,557

TOTAL COMMON STOCKS (Cost $325,121,421)		$363,874,120

SHORT TERM INVESTMENTS - 1.68%
Federal Home Loan Bank Discount Notes
zero coupon due 10/01/2007	$6,190,000	$6,190,000

TOTAL SHORT TERM INVESTMENTS
(Cost $6,190,000)		$6,190,000

Total Investments (Value Trust)
(Cost $331,311,421) - 100.21%		$370,064,120
Liabilities in Excess of Other Assets - (0.21)%		(769,047)

TOTAL NET ASSETS - 100.00%		$369,295,073

Vista Trust
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.18%

Aerospace - 4.61%
Alliant Techsystems, Inc. *	6,800	$743,240
BE Aerospace, Inc. *	150,463	6,248,728

		6,991,968
Agriculture - 2.92%
Monsanto Company	40,200	3,446,748
The Mosaic Company *	18,500	990,120

		4,436,868
Apparel & Textiles - 2.88%
Crocs, Inc. * (a)	18,000	1,210,500
Guess?, Inc.	64,300	3,152,629

		4,363,129
Biotechnology - 1.50%
Immucor, Inc. *	20,600	736,450
Invitrogen Corp. *	8,700	711,051
Myriad Genetics, Inc. *	15,800	823,970

		2,271,471
Broadcasting - 2.12%
Liberty Global, Inc., Class A *	78,400	3,215,968

Building Materials & Construction - 2.47%
Foster Wheeler, Ltd. *	28,522	3,744,368

Cellular Communications - 7.16%
Crown Castle International Corp. *	17,600	715,088
Leap Wireless International, Inc. *	18,386	1,496,069
Millicom International Cellular SA *	9,300	780,270
NII Holdings, Inc. *	95,800	7,869,970

		10,861,397
Chemicals - 0.53%
Terra Industries, Inc. *	25,700	803,382

Computers & Business Equipment - 5.10%
Apple, Inc. *	19,000	2,917,260
Blue Coat Systems, Inc. *	9,200	724,592
Foundry Networks, Inc. *	56,900	1,011,113
Juniper Networks, Inc. *	84,400	3,089,884

		7,742,849
Construction & Mining Equipment - 1.08%
National Oilwell Varco, Inc. *	11,300	1,632,850

Containers & Glass - 2.25%
Owens-Illinois, Inc. *	82,300	3,411,335

Drugs & Health Care - 0.36%
BioMarin Pharmaceutical, Inc. *	22,000	547,800

Educational Services - 1.46%
Apollo Group, Inc., Class A *	18,400	1,106,760

The accompanying notes are an integral part of the financial statements.
452

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Educational Services (continued)
Strayer Education, Inc.	6,600	$1,112,958

		2,219,718
Electrical Equipment - 0.53%
Vestas Wind Systems AS *	10,200	803,663

Electrical Utilities - 3.83%
Allegheny Energy, Inc. *	13,200	689,832
Quanta Services, Inc. *	132,408	3,502,192
Reliant Energy, Inc. *	63,400	1,623,040

		5,815,064
Electronics - 4.23%
Itron, Inc. *	9,300	865,551
Thermo Fisher Scientific, Inc. *	96,200	5,552,664

		6,418,215
Energy - 2.62%
First Solar, Inc. *	14,900	1,754,326
McDermott International, Inc. *	20,500	1,108,640
SunPower Corp., Class A. * (a)	13,400	1,109,788

		3,972,754
Financial Services - 2.52%
Ameriprise Financial, Inc.	11,900	751,009
GFI Group, Inc. *	13,600	1,171,232
Janus Capital Group, Inc.	25,400	718,312
MasterCard, Inc., Class A	8,000	1,183,760

		3,824,313
Healthcare Services - 4.90%
Express Scripts, Inc. *	73,200	4,086,024
Medco Health Solutions, Inc. *	37,100	3,353,469

		7,439,493
Household Products - 0.55%
Tempur-Pedic International, Inc.	23,500	840,125

Industrial Machinery - 7.86%
AGCO Corp. *	73,500	3,731,595
Cameron International Corp. *	10,500	969,045
Dresser-Rand Group, Inc. *	98,800	4,219,748
Flowserve Corp.	18,900	1,439,802
Terex Corp. *	8,400	747,768
The Manitowoc Company, Inc.	18,600	823,608

		11,931,566
Internet Retail - 0.53%
Amazon.com, Inc. *	8,700	810,405

Internet Service Provider - 0.94%
Cogent Communications Group, Inc. *	29,600	690,864
Equinix, Inc. *	8,300	736,127

		1,426,991
Leisure Time - 3.83%
Bally Technologies, Inc. *	48,100	1,704,183
Las Vegas Sands Corp. *	24,800	3,308,816
WMS Industries, Inc. *	23,934	792,215

		5,805,214

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Life Sciences - 0.48%
PerkinElmer, Inc.	24,700	$721,487

Manufacturing - 0.97%
General Cable Corp. *	21,900	1,469,928

Metal & Metal Products - 5.91%
Haynes International, Inc. *	8,100	691,497
Precision Castparts Corp.	55,900	8,272,082

		8,963,579
Petroleum Services - 1.44%
Acergy SA	29,600	876,411
Core Laboratories N.V. *	10,223	1,302,308

		2,178,719
Pharmaceuticals - 3.77%
Celgene Corp. *	16,700	1,190,877
Onyx Pharmaceuticals, Inc. *	35,600	1,549,312
Shire PLC	121,700	2,979,724

		5,719,913
Retail Trade - 3.68%
GameStop Corp., Class A *	85,900	4,840,465
Tiffany & Company	14,100	738,135

		5,578,600
Semiconductors - 6.28%
Intersil Corp., Class A	31,100	1,039,673
MEMC Electronic Materials, Inc. *	2,280	134,201
Microsemi Corp. *	40,547	1,130,450
NVIDIA Corp. *	92,850	3,364,884
OmniVision Technologies, Inc. * (a)	70,300	1,597,919
ON Semiconductor Corp. *	88,100	1,106,536
Semtech Corp. *	56,200	1,150,976

		9,524,639
Software - 0.71%
Activision, Inc. *	21,912	473,080
Riverbed Technology, Inc. *	15,000	605,850

		1,078,930
Telecommunications Equipment &
Services - 4.26%
Ciena Corp. *	28,360	1,079,949
CommScope, Inc. *	22,500	1,130,400
SBA Communications Corp. *	120,358	4,246,230

		6,456,579
Tires & Rubber - 0.56%
Goodyear Tire & Rubber Company *	28,100	854,521

Toys, Amusements & Sporting Goods - 3.74%
Nintendo Company, Ltd.	10,900	5,668,986

Transportation - 0.60%
DryShips, Inc. (a)	10,000	908,500

TOTAL COMMON STOCKS (Cost $109,807,090)		$150,455,287

The accompanying notes are an integral part of the financial statements.
453

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Vista Trust (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 2.82%
John Hancock Cash Investment Trust (c)	$4,268,579	$4,268,579

TOTAL SHORT TERM INVESTMENTS
(Cost $4,268,579)		$4,268,579

REPURCHASE AGREEMENTS - 0.97%
Repurchase Agreement with State
Street Corp. dated 09/28/2007 at
4.10% to be repurchased at
$1,476,504 on 10/01/2007,
collateralized by $1,480,000
Federal Home Loan Mortgage
Corp., 5.45% due 09/02/2011
(valued at $1,509,600, including
interest)	$1,476,000	$1,476,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,476,000)		$1,476,000

Total Investments (Vista Trust)
(Cost $115,551,669) - 102.97%		$156,199,866
Liabilities in Excess of Other Assets - (2.97)%		(4,498,886)

TOTAL NET ASSETS - 100.00%		$151,700,980

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EUR	- European Currency
FIM	- Finnish Markka
FRF	- French Franc
DEM	- German Deutsche Mark
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of the financial statements.
454

JOHN HANCOCK TRUST

PORTFOLIO OF INVESTMENTS - September 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Floating Rate Note
(c)	Investment is an affiliate of the Trust's advisor or subadvisor
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on September 30, 2007
(f)	All or a portion of this Term Loan is unfunded.
(g)	A portion of this security was purchased on a forward commitment.
**	Purchased on a forward commitment
***	At September 30, 2007, all or a portion of this security was pledged to cover forward commitments purchased and securities sold short.
****	At September 30, 2007, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.
455

Notes to the Schedule of Investments (Unaudited)

1. Security Valuation The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Investments in underlying funds of the JHT American Portfolios, Franklin Templeton Founding Allocation and Index Allocation are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Advisers, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Portfolio’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Financial Accounting Standards Board (“FASB”) Standard No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolios and its impact, if any, resulting from the adoption of FAS 157 on the Portfolios’ financial statements.

Repurchase Agreements Each Portfolio may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

Foreign Currency Transactions The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Certain Portfolios invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Portfolio from taking money out of the country or may impose additional taxes on money removed from the country.

Purchased and Written Options All Portfolios, with the exception of JHT American Portfolios, JHT Lifestyle Portfolios, Money Market, Money Market B and Franklin Templeton Founding Allocation, may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked -to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written) . If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option. When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently “marked -to-market” to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss for the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The following is a summary of open written options outstanding as of September 30, 2007:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Emerging Growth

Outstanding, beginning of period	0	$0
Options written	(20)	($3,740)
Options closed	0	0
Options expired	0	0
Outstanding, end of period	(20)	($3,740)

Global Bond

Outstanding, beginning of period	672,800,000	$7,108,679
Options written	875,028,084	11,551,233
Options closed	(181,828,084)	(2,803,234)
Options expired	(614,300,000)	(5,156,430)
Outstanding, end of period	751,700,000	$10,700,248

Health Sciences

Outstanding, beginning of period	11,486	$4,105,160
Options written	28,610	9,654,910
Options closed	(27,490)	(8,602,386)
Options expired	(386)	(99,832)
Outstanding, end of period	12,220	$5,057,852

Real Return Bond

Outstanding, beginning of period	116,200,484	$ 764,268
Options written	95,401,410	2,677,509
Options closed	(33,000,410)	(407,465)
Options expired	(83,200,924)	(583,760)
Outstanding, end of period	95,400,560	$ 2,450,552

Strategic Bond

Outstanding, beginning of period	2,940	$2,032,216

Options written	10,516	4,383,005
Options closed	(4,362)	(1,972,762)

Options expired	(6,201)	(2,970,158)
Outstanding, end of period	2,893	$1,472,301

Strategic Income

Outstanding, beginning of period	0	$0
Options written	95,471,133	$689,425
Options closed	(30,615,600)	(157,656)
Options expired	(34,855,533)	(531,769)
Outstanding, end of period	0	$0

Total Return

Outstanding, beginning of period	550,201,235	$6,247,408
Options written	638,906,520	9,174,096
Options closed	(451,101,081)	(5,070,977)
Options expired	(156,104,288)	(2,969,313)
Outstanding, end of period	581,902,386	$7,381,215

U.S. Government Securities

Outstanding, beginning of period	0	$0
Options written	224	$67,599
Options closed	0	0
Options expired	0	0
Outstanding, end of period	224	$67,599

Value & Restructuring

Outstanding, beginning of period	0	$0
Options written	2,450	$825,531
Options closed	(2,060)	(607,138)
Options expired	(210)	(149,218)
Outstanding, end of period	180	$69,175

			Pay/Receive		Exercise	Expiration
Fund	Name of Issuer	Floating Rate Index	Floating Rate	Number of Contracts	Price/Rate	Date	Value
Emerging Growth	CALLS

	Comtech Telecommunications			(20)	4.40%	Oct 2007	$(8,800)

				(20)			$(8,800)
Global Bond	CALLS

	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	162,500,000	4.90%	Mar 2008	$(2,114,824)
	7 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	58,500,000	4.90%	Feb 2008	(615,888)
	8 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	64,100,000	4.95%	Mar 2008	(902,002)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	29,100,000	4.95%	Sep 2008	(473,582)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	14,700,000	4.95%	Sep 2008	(239,232)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,500,000	4.95%	Sep 2008	(219,703)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,100,000	4.95%	Sep 2008	(213,193)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	83,000,000	5.10%	Feb 2008	(1,356,477)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	9,000,000	5.10%	Feb 2008	(147,182)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	35,500,000	5.15%	Dec 2007	(582,278)
	7 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	36,200,000	5.32%	Aug 2009	(1,023,396)
	7 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	18,700,000	5.32%	Aug 2009	(528,660)
	7 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	8,200,000	5.32%	Aug 2009	(231,457)
	30 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	1,200,000	5.38%	Nov 2007	(18,534)
	30 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	29,400,000	5.45%	Nov 2007	(592,319)
	30 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	16,500,000	5.47%	Nov 2007	(359,705)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	137,300,000	5.50%	Aug 2009	(3,878,492)
	ECAL USD VS JPY			14,200,000	5.50%	Feb 2008	(70,276)
	OTC ECAL NZD VS JPY			7,000,000	$97.70	Oct 2007	(21)

				751,700,000			$(13,567,221)

Health Sciences	CALLS

	ALCON INC	(37)	$150.00	Jan 2008	(22,200.00)
	ALEXION PHARMACEUTICALS INC	(74)	$55.00	Jan 2008	(99,160.00)
	ALLERGAN INC	(63)	$65.00	Jan 2008	(20,160.00)
	AMGEN INC	(163)	$60.00	Jan 2008	(27,710.00)
	AMGEN INC	(126)	$57.50	Jan 2008	(38,430.00)
	AMGEN INC	(125)	$55.00	Jan 2008	(56,875.00)
	AMYLIN PHARMACEUTICALS INC	(180)	$60.00	Jan 2008	(44,460.00)
	AMYLIN PHARMACEUTICALS INC	(188)	$60.00	April 2008	(71,440.00)
	CARDINAL HEALTH INC	(40)	$80.00	Jan 2008	(200.00)
	CELGENE CORP	(188)	$80.00	Jan 2008	(42,300.00)
	CEPHALON INC	(93)	$85.00	Nov 2007	(7,626.00)
	CEPHALON INC	(68)	$80.00	Nov 2007	(10,880.00)
	CEPHALON INC	(37)	$75.00	Nov 2007	(11,100.00)
	CEPHALON INC	(37)	$85.00	Jan 2008	(5,624.00)
	CEPHALON INC	(37)	$75.00	Oct 2007	(5,180.00)
	CERNER CORP	(31)	$70.00	Mar 2008	(5,425.00)
	COMMUNITY HEALTH SYS INC
	NEW	(125)	$40.00	Jan 2008	(5,000.00)
	COVENTRY HEALTH CARE INC	(67)	$65.00	Oct 2007	(2,680.00)
	CVS CAREMARK CORP	(125)	$40.00	Jan 2008	(26,875.00)
	DAVITA INC	(38)	$65.00	Jan 2008	(9,120.00)
	ELAN	(194)	$25.00	Jan 2008	(20,370.00)
	ELAN CORP PLC	(124)	$22.50	Jan 2008	(22,320.00)

ELAN CORP PLC	(94)	$22.50	Oct 2007	(4,230.00)
ELAN CORP PLC	(155)	$20.00	Oct 2007	(25,575.00)
GENENTECH INC	(122)	$80.00	Dec 2007	(34,160.00)
GENENTECH INC	(53)	$80.00	Oct 2007	(4,505.00)
GILEAD SCIENCES INC	(31)	$42.50	Jan 2008	(6,665.00)
GILEAD SCIENCES INC	(94)	$42.50	Nov 2007	(11,750.00)
GILEAD SCIENCES INC	(92)	$40.00	Jan 2008	(29,440.00)
HEALTHEXTRAS INC	(130)	$30.00	Mar 2008	(24,050.00)
HEALTHWAYS INC	(63)	$65.00	Feb 2007	(6,300.00)
HUMANA INC	(125)	$80.00	Jan 2008	(20,625.00)
HUMANA INC	(30)	$75.00	Jan 2008	(9,300.00)
IMCLONE SYS INC	(63)	$55.00	Jan 2008	(3,465.00)
IMCLONE SYS INC	(94)	$50.00	Jan 2008	(11,280.00)
IMMUCOR CORP	(25)	$35.00	Jan 2008	(9,250.00)
INVITROGEN CORP	(48)	$85.00	Jan 2008	(16,320.00)
LILLY ELI + CO	(63)	$60.00	Jan 2008	(11,340.00)
MANOR CARE INC	(100)	$60.00	Jan 2008	(54,000.00)
MCKESSON CORP	(37)	$60.00	Nov 2007	(6,105.00)
MCKESSON CORP	(31)	$65.00	Jan 2008	(2,945.00)
MEDCO HEALTH SOLUTIONS INC	(33)	$70.00	Jan 2008	(4,125.00)
MEDTRONIC INC	(200)	$55.00	Jan 2008	(72,000.00)
MGI PHARMA INC	(63)	$30.00	Jan 2008	(9,450.00)
MONSANTO CO NEW	(94)	$80.00	Jan 2008	(95,880.00)

MONSANTO CO NEW	(94)	$75.00	Jan 2008	(127,840.00)
ONYX PHARMACEUTICALS INC	(16)	$50.00	Jan 2008	(5,120.00)
PDL BIOPHARMA INC	(63)	$30.00	Nov 2007	(1,575.00)
PHARMION CORP	(38)	$45.00	Jan 2008	(23,940.00)
ST JUDE MED INC	(72)	$50.00	Jan 2008	(7,920.00)
STERICYCLE INC	(33)	$50.00	Nov 2007	(24,420.00)
TEVA PHARMACEUTICAL INDS
LTD	(93)	$45.00	Jan 2008	(20,925.00)
THERAVANCE INC	(125)	$30.00	Oct 2007	(7,500.00)
VALEANT PHARMACEUTICALS
INTL	(201)	$20.00	Jan 2008	(1,005.00)
VALEANT PHARMACEUTICALS
INTL	(125)	$15.00	Jan 2008	(16,875.00)
VERTEX	(94)	$40.00	Nov 2007	(18,107.87)
VERTEX PHARMACEUTICALS INC	(25)	$50.00	Jan 2008	(1,375.00)
WELLPOINT INC	(125)	$85.00	Jan 2008	(20,000.00)
WYETH	(92)	$60.00	Jan 2008	(920.00)
WYETH	(63)	$50.00	Oct 2007	(819.00)
WYETH	(125)	$55.00	Jan 2008	(3,125.00)
WYETH	(125)	$50.00	Jan 2008	(11,875.00)
XENOPORT INC	(188)	$45.00	Dec 2007	(95,880.00)
ZIMMER HOLDINGS INC	(37)	$85.00	Jan 2008	(11,470.00)

	(5,734)			$(1,428,587)
PUTS
ABBOTT LABS	(87)	$55.00	Jan 2008	(30,450.00)
ABBOTT LABS	(46)	$60.00	Jan 2008	(32,200.00)
AETNA INC		$45.00	Jan 2008	(2,795.00)

	(43)
ALCON INC	(31)	$140.00	Jan 2008	(15,190.00)
ALCON INC	(23)	$145.00	Jan 2008	(15,640.00)
ALEXION PHARMACEUTICALS INC	(62)	$50.00	Jan 2008	(8,990.00)
ALEXION PHARMACEUTICALS INC	(53)	$45.00	Jan 2008	(3,975.00)
ALEXION PHARMACEUTICALS INC	(37)	$55.00	Jan 2008	(9,250.00)
ALEXION PHARMACEUTICALS INC	(73)	$65.00	Jan 2008	(44,530.00)
ALEXION PHARMACEUTICALS INC	(13)	$65.00	Jan 2008	(13,650.00)
ALEXION PHARMACEUTICALS INC	(13)	$70.00	Jan 2008	(11,570.00)
ALEXION PHARMACEUTICALS INC	(6)	$65.00	Feb 2008	(4,020.00)
ALEXION PHARMACEUTICALS INC	(43)	$65.00	Nov 2007	(18,920.00)
ALEXION PHARMACEUTICALS INC	(13)	$65.00	Oct 2007	(3,250.00)
ALEXION PHARMACEUTICALS INC	(13)	$65.00	May 2008	(10,530.00)
ALKERMES INC	(40)	$17.50	Jan 2008	(7,200.00)
ALLERGAN INC	(61)	$62.50	Jan 2008	(14,640.00)
ALLERGAN INC	(64)	$65.00	Jan 2008	(21,760.00)
AMERIGROUP CORP	(25)	$35.00	Mar 2008	(12,000.00)
AMGEN INC	(63)	$55.00	Jan 2008	(15,750.00)
AMYLIN PHARMACEUTICALS INC	(33)	$40.00	Jan 2008	(8,580.00)
BARD C R INC	(40)	$85.00	Jan 2008	(8,400.00)
BARR PHARMACEUTICALS INC	(20)	$55.00	Nov 2007	(2,500.00)
BARR PHARMACEUTICALS INC	(13)	$55.00	Feb 2008	(2,730.00)
BAXTER INTL INC	(6)	$60.00	Jan 2008	(2,760.00)
BECKMAN COULTER INC	(19)	$75.00	Feb 2008	(9,690.00)

BIOMARIN PHARMACEUTICAL INC	(51)	$20.00	Jan 2008	(6,120.00)
BIOMARIN PHARMACEUTICAL INC	(63)	$25.00	Jan 2008	(25,200.00)
BRISTOL MYERS SQUIBB CO	(67)	$32.50	Jan 2008	(27,470.00)
CARDINAL HEALTH INC	(22)	$70.00	Jan 2008	(16,610.00)
CARDINAL HEALTH INC	(108)	$75.00	Jan 2008	(132,840.00)
CELGENE CORP	(24)	$60.00	Jan 2008	(3,960.00)
CELGENE CORP	(7)	$55.00	Jan 2008	(630.00)
CELGENE CORP	(7)	$50.00	Jan 2008	(280.00)
CELGENE CORP	(61)	$65.00	Jan 2008	(16,775.00)
CELGENE CORP	(18)	$70.00	Jan 2008	(7,920.00)
CELGENE CORP	(13)	$70.00	Jan 2009	(12,480.00)
CEPHALON INC	(37)	$70.00	Jan 2008	(12,580.00)
CERNER CORP	(31)	$60.00	Mar 2008	(15,810.00)
CHARLES RIV LABORATORIES
INTL	(31)	$60.00	Feb 2008	(15,190.00)
CIGNA CORP	(105)	$60.00	Jan 2008	(74,550.00)
CIGNA CORP	(13)	$50.00	Jan 2009	(4,940.00)
CIGNA CORP	(6)	$50.00	Jan 2008	(990.00)
CIGNA CORP	(13)	$55.00	Apr 2008	(5,850.00)
COMMUNITY HEALTH SYS INC
NEW	(13)	$35.00	Jan 2009	(7,280.00)
COVANCE INC	(34)	$80.00	Jan 2008	(14,280.00)
COVANCE INC	(19)	$80.00	Jan 2008	(15,010.00)
CUBIST PHARMACEUTICALS INC	(80)	$20.00	Jan 2008	(11,600.00)
CVS CAREMARK CORP	(133)	$35.00	Jan 2008	(6,650.00)

CVS/CAREMARK	(100)	$40.00	Jan 2008	(20,000.00)
DAVITA INC	(40)	$55.00	Jan 2008	(2,400.00)
DAVITA INC	(63)	$65.00	Jan 2008	(23,310.00)
DAVITA INC	(94)	$70.00	Apr 2008	(84,600.00)
DENTSPLY INTL INC NEW	(63)	$45.00	Apr 2008	(26,460.00)
ELAN CORP PLC	(34)	$15.00	Jan 2008	(1,530.00)
ELAN CORP PLC	(34)	$17.50	Jan 2008	(3,230.00)
EXPRESS SCRIPTS INC	(31)	$42.50	Jan 2008	(775.00)
EXPRESS SCRIPTS INC	(66)	$47.50	Jan 2008	(2,310.00)
FOREST LABS INC	(63)	$45.00	Jan 2008	(50,400.00)
GEN PROBE INC NEW	(35)	$50.00	Jan 2008	(700.00)
GEN PROBE INC NEW	(20)	$55.00	Jan 2008	(1,300.00)
GENENTECH INC	(31)	$80.00	Jan 2008	(14,570.00)
GENENTECH INC	(38)	$80.00	Dec 2007	(14,820.00)
GENZYME CORP	(31)	$70.00	Jan 2008	(27,590.00)
GILEAD SCIENCES INC	(70)	$17.50	Jan 2008	(3,850.00)
GILEAD SCIENCES INC	(31)	$42.50	Jan 2008	(9,610.00)
GILEAD SCIENCES INC	(28)	$32.50	Jan 2008	(840.00)
GILEAD SCIENCES INC	(62)	$37.50	Jan 2008	(7,254.00)
GILEAD SCIENCES INC	(13)	$42.50	Jan 2008	(6,760.00)
HEALTH NET INC	(19)	$60.00	Jan 2008	(12,350.00)
HEALTHEXTRAS INC	(31)	$30.00	Mar 2008	(10,230.00)
HEALTHWAYS	(33)	$50.00	Nov 2007	(4,290.00)

HEALTHWAYS INC	(49)	$60.00	Feb 2008	(36,750.00)
HUMANA	(33)	$65.00	Jan 2008	(8,415.00)
HUMANA INC	(72)	$60.00	Jan 2008	(10,368.00)
HUMANA INC	(25)	$70.00	Jan 2008	(11,750.00)
HUMANA INC	(63)	$70.00	Jan 2009	(52,290.00)
IDEXX LABS INC	(18)	$120.00	Jan 2009	(23,400.00)
ILLUMINA INC	(74)	$40.00	Jan 2008	(7,030.00)
ILLUMINA INC	(67)	$45.00	Dec 2007	(11,390.00)
IMCLONE SYS INC	(42)	$30.00	Jan 2008	(1,260.00)
IMCLONE SYS INC	(2)	$45.00	Jan 2008	(1,120.00)
IMCLONE SYS INC	(67)	$40.00	Jan 2008	(19,430.00)
IMCLONE SYS INC	(25)	$40.00	Jan 2009	(15,000.00)
IMMUCOR CORP	(25)	$30.00	Jan 2008	(2,000.00)
INTERMUNE INC	(169)	$25.00	Jan 2009	(226,460.00)
INVITROGEN CORP	(33)	$70.00	Jan 2008	(2,970.00)
INVITROGEN CORP	(38)	$75.00	Jan 2008	(6,840.00)
INVITROGEN CORP	(31)	$85.00	May 2008	(22,940.00)
INVITROGEN CORP	(31)	$85.00	Jan 2008	(17,670.00)
JOHNSON + JOHNSON	(7)	$60.00	Jan 2008	(350.00)
LABORATORY CORP AMER
HLDGS	(32)	$80.00	Jan 2008	(13,440.00)
LABORATORY CORP AMER
HLDGS	(13)	$70.00	Jan 2008	(1,040.00)
LABORATORY CORP AMER
HLDGS	(40)	$75.00	Jan 2008	(8,400.00)
LABORATORY CORP AMER
HLDGS	(13)	$85.00	Jan 2008	(9,750.00)

LABRATORY	(13)	$85.00	Feb 2008	(9,880.00)
MANOR CARE INC	(41)	$60.00	Jan 2008	(3,690.00)
MANOR CARE INC NEW	(10)	$65.00	Jan 2008	(1,600.00)
MATRIA HEALTHCARE INC	(38)	$30.00	Mar 2008	(19,000.00)
MCKESSON CORP	(14)	$55.00	Jan 2008	(2,030.00)
MCKESSON CORP	(25)	$60.00	Jan 2008	(9,250.00)
MCKESSON CORP	(38)	$55.00	Nov 2007	(2,850.00)
MCKESSON CORP	(13)	$60.00	Jan 2009	(7,800.00)
MCKESSON CORP	(13)	$57.50	Feb 2008	(3,315.00)
MEDICINES	(80)	$20.00	Jan 2008	(23,200.00)
MEDIMMUNE INC	(49)	$35.00	Jan 2008	(490.00)
MEDIMMUNE INC	(13)	$45.00	Jan 2008	(130.00)
MEDTRONIC INC	(95)	$55.00	Jan 2008	(17,100.00)
MERCK	(124)	$60.00	Jan 2008	(107,880.00)
MERCK + CO INC	(13)	$50.00	Jan 2008	(2,665.00)
MERCK + CO INC	(59)	$55.00	Jan 2008	(25,960.00)
MGI PHARMA INC	(32)	$25.00	Jan 2008	(3,680.00)
MILLIPORE CORP	(8)	$75.00	Jan 2008	(2,400.00)
MONSANTO CO NEW	(43)	$75.00	Jan 2008	(8,815.00)
MONSANTO CO NEW	(12)	$80.00	Jan 2008	(4,284.00)
MONSANTO CO NEW	(63)	$70.00	Jan 2008	(7,245.00)
MONSANTO CO NEW	(44)	$80.00	Jan 2008	(37,400.00)
MONSANTO CO NEW	(63)	$75.00	Apr 2008	(23,940.00)

MONSANTO CO NEW	(42)	$80.00	Apr 2008	(22,680.00)
NEUROCRINE BIOSCIENCES INC	(63)	$15.00	Jan 2008	(33,390.00)
ONYX PHARMACEUTICALS INC	(65)	$35.00	Jan 2008	(10,400.00)
ONYX PHARMACEUTICALS INC	(38)	$30.00	Jan 2009	(24,320.00)
ONYX PHARMACEUTICALS INC	(37)	$35.00	Jan 2009	(32,930.00)
ONYX PHARMACEUTICALS INC	(31)	$40.00	Jan 2008	(10,850.00)
ONYX PHARMACEUTICALS INC	(61)	$45.00	Jan 2009	(86,620.00)
ONYX PHARMACEUTICALS INC	(13)	$50.00	Jan 2008	(11,310.00)
ONYX PHARMACEUTICALS INC	(38)	$50.00	Jan 2008	(66,500.00)
ONYX PHARMACEUTICALS INC	(40)	$50.00	May 2008	(42,800.00)
OSI PHARMACEUTICALS INC	(38)	$30.00	Jan 2009	(14,440.00)
PFIZER INC	(63)	$25.00	Jan 2009	(17,955.00)
PHARMION CORP	(38)	$35.00	Jan 2008	(4,370.00)
PHARMION CORP	(63)	$45.00	Jan 2008	(28,980.00)
PHARMION CORP	(37)	$50.00	Jan 2008	(26,270.00)
SCHEIN HENRY INC	(34)	$50.00	Jan 2008	(850.00)
SCHEIN HENRY INC	(13)	$55.00	Jan 2008	(1,235.00)
SCHERING PLOUGH CORP	(61)	$25.00	Jan 2008	(1,525.00)
SCHERING PLOUGH CORP	(197)	$35.00	Jan 2008	(74,860.00)
SCHERING PLOUGH CORP	(13)	$35.00	Jan 2008	(6,500.00)
SEPRACOR INC	(44)	$30.00	Jan 2008	(17,160.00)
ST JUDE	(62)	$45.00	Jan 2008	(18,600.00)
ST JUDE MED INC	(34)	$40.00	Jan 2008	(4,760.00)

	STRYKER CORP			(70)	$65.00	Jan 2008	(13,300.00)
	STRYKER CORP			(19)	$70.00	Jan 2008	(7,220.00)
	TEVA			(40)	$35.00	Jan 2008	(800.00)
	TEVA			(44)	$45.00	Jan 2008	(9,460.00)
	TEVA PHARMACEUTICAL INDS
	LTD			(13)	$40.00	Jan 2008	(845.00)
	TEVA PHARMACEUTICAL INDS
	LTD			(32)	$45.00	Jan 2009	(13,440.00)
	VARIAN INC			(40)	$45.00	Jan 2008	(17,200.00)
	VERTEX PHARMACEUTICALS INC			(44)	$35.00	Jan 2008	(12,320.00)
	VERTEX PHARMACEUTICALS INC			(13)	$35.00	Jan 2009	(7,280.00)
	WALGREEN CO			(14)	$50.00	Jan 2008	(4,760.00)
	WATERS			(31)	$65.00	Jan 2008	(7,440.00)
	WELLPOINT INC			(12)	$80.00	Jan 2008	(4,200.00)
	WELLPOINT INC			(1)	$90.00	Mar 2008	(1,110.00)
	WYETH			(43)	$55.00	Jan 2008	(46,010.00)
	WYETH			(80)	$50.00	Jan 2009	(64,000.00)
	ZIMMER HOLDINGS INC			(42)	$90.00	Jan 2008	(38,640.00)
	ZIMMER HOLDINGS INC			(25)	$90.00	Jan 2009	(28,250.00)

				(6,486)			$(2,765,411)

Real Return Bond	CALLS

	5 YEAR INTEREST RATE SWAP			1,000,000	0.70%	Dec 2007	(6,126)
	5 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	13,000,000	4.95%	Mar 2008	(182,933)
	5 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	3,000,000	4.95%	Sep 2008	(48,823)
	7 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	7,000,000	5.37%	Sep 2010	(204,951)

	7 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	13,000,000	5.37%	Sep 2010	(380,623)
	30 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	3,500,000	5.67%	Aug 2008	(205,450)
	30 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	2,800,000	5.67%	Aug 2008	(164,360)
	US TREAS NOTES 10YR FUTURES			256	$111.00	Nov 2007	(96,000)
	US TREAS NOTES 10YR FUTURES			152	$112.00	Nov 2007	(39,881)
	OTC ECAL VS JPY 118.15 BPS			3,300,000	$118.15	Jun 2007	$(18,246)

				46,600,408			$(1,347,393)

	PUTS
	5 YEAR INTEREST RATE SWAP			1,000,000	1.00%	Dec 2007	(986)
	2 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	18,200,000	5.36%	Mar 2008	(15,885)
	7 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	7,000,000	5.37%	Sep 2010	(247,187)
	7 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	13,000,000	5.37%	Sep 2010	(459,061)
	30 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	2,800,000	5.67%	Aug 2008	(87,845)
	30 YEAR INTEREST RATE SWAP	3 Month USD-LIBOR	Receive	3,500,000	5.67%	Aug 2008	(109,807)
	OTC EUP USD VS JPY BPS			3,300,000	$63.00	Jun 2007	(207,263)
	US TREAS NOTES 10YR FUTURES			152	$107.00	Nov 2007	(28,006)

				48,800,152			$(1,156,040)

Strategic Bond	CALLS

	EURODOLLAR FUTURES			102	$95.50	Mar 2008	($64,388)
	EURODOLLAR FUTURES			97	$95.13	Dec 2007	(48,500)
	EURODOLLAR FUTURES			83	$95.50	Dec 2007	(14,006)
	EURODOLLAR FUTURES			73	$95.00	Mar 2008	(100,831)

EURODOLLAR FUTURES	20	$95.25	Dec 2007	(7,125)
US TREAS BOND FUTURES	31	$112.00	Oct 2007	(22,281)
US TREAS NOTES 10YR FUTURES	220	$108.00	Nov 2007	(378,125)
US TREAS NOTES 10YR FUTURES	197	$110.00	Nov 2007	(129,281)
US TREAS NOTES 10YR FUTURES	136	$107.00	Nov 2007	(340,000)
US TREAS NOTES 10YR FUTURES	120	$111.00	Nov 2007	(45,000)
US TREAS NOTES 10YR FUTURES	50	$110.00	Oct 2007	(21,094)
US TREAS NOTES 10YR FUTURES	10	$109.00	Nov 2007	(10,781)

	1,139			$(1,181,412)

PUTS
EURODOLLAR FUTURES	285	$95.00	Dec 2007	$(80,156)
US TREAS BONDS FUTURES	407	$109.00	Nov 2007	(260,734)
US TREAS BONDS FUTURES	93	$111.00	Nov 2007	(113,344)
US TREAS BONDS FUTURES	79	$108.00	Nov 2007	(11,109)
US TREAS BONDS FUTURES	38	$109.00	Feb 2008	(52,844)
US TREAS BONDS FUTURES	20	$106.00	Nov 2007	(2,812)
US TREAS NOTES 10YR FUTURES	273	$109.00	Nov 2007	(221,813)
US TREAS NOTES 10YR FUTURES	107	$108.00	Feb 2008	(132,078)
US TREAS NOTES 10YR FUTURES	83	$107.00	Nov 2007	(18,156)
US TREAS NOTES 10YR FUTURES	78	$103.00	Nov 2007	(1,219)
US TREAS NOTES 10YR FUTURES	56	$104.00	Nov 2007	(1,750)
US TREAS NOTES 10YR FUTURES	53	$107.00	Feb 2008	(45,547)
US TREAS NOTES 10YR FUTURES	47	$102.00	Nov 2007	(734)

	US TREAS NOTES 10YR FUTURES			29	$105.00	Nov 2007	(1,812)
	US TREAS NOTES 10YR FUTURES			18	$106.00	Nov 2007	(563)
	US TREAS NOTES 5YR FUTURES			68	$106.00	Nov 2007	(20,188)
	US TREAS NOTES 5YR FUTURES			20	$107.00	Nov 2007	(13,750)

				1,754			$(978,609)

Total Return	CALLS

	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	13,000,000	4.90%	Feb 2013	(149,921)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	34,500,000	4.90%	Apr 2013	(448,993)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	46,000,000	4.90%	Apr 2013	(598,658)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	64,400,000	4.95%	Aug 2026	$(1,048,065)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	86,100,000	4.95%	Aug 1930	(1,041,217)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	95,000,000	4.95%	Apr 2013	(492,513)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	23,600,000	4.95%	Sep 2013	(384,073)
	7 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	72,600,000	5.00%	Aug 2015	(1,398,566)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	27,000,000	5.01%	Oct 2012	241,661
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	54,000,000	5.10%	Feb 2013	(882,527)
	7 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	96,700,000	5.20%	Aug 2015	(2,342,983)
	5 Year Interest Rate Swap	3 Month USD-LIBOR	Receive	29,000,000	5.45%	Feb 2014	(805,516)
	EURODOLLAR FUTURES			159	$95.75	Mar 2008	(65,588)
	US TREAS NOTES 5YR FUTURES			576	$108.00	Nov 2007	(207,000)
	US TREAS NOTES 10YR FUTURES			1,405	$111.00	Nov 2007	(526,875)

				641,902,140			$(10,150,835)

	PUTS
	U S TREAS NOTES 10YR
	FUTURES	246	$107.00	Nov 2007	$(53,813)
	LIFFE 90-Day GBP LIBOR	199	$92.50	Sep 2008	$(2,535)

		199			($2,245,735)
U.S. Government
Securities	Puts

	US TREAS NOTES 10YR FUTURES	224	$218.75	Dec 2007	$(49,000)

		224			$(49,000)
Value & Restructuring	CALLS

	AMERICA MOVIL S A DE C V	180	$60.00	Nov 2007	$(106,200)

		180			$(106,200)

Securities Lending All Portfolios, with the exception of the Lifestyle Portfolios, may lend securities in amounts up to 331/3% of the Portfolio’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and marked to market on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Portfolios enter into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Portfolios to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Portfolios. The risk of having one primary borrower of Portfolio securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral) .

The Portfolios receive compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Portfolios invest the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c) (7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by JHA, the Adviser for JHCIT, for which JHA receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT. Effective May 8, 2007, cash collateral is invested in the JHCIT. Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios the next business day. During the loan period, the Portfolios continue to retain rights of ownership, including dividends and interest of the loaned securities.

At September 30, 2007, the values of securities loaned and cash collateral were as follows:

	Value of
	Securities	Value of Cash
Portfolio	Loaned	Collateral
500 Index	$18,613,531	$18,985,802
500 Index B	13,487,070	13,756,811
Active Bond	229,578,056	234,169,617
All Cap Core	5,348,877	5,455,854
All Cap Growth	867,560	884,911
All Cap Value	3,834,696	3,911,390
Blue Chip Growth	88,052,161	89,813,204
Capital Appreciation	24,077,117	24,558,659
Dynamic Growth	6,596,454	6,728,383
Emerging Growth	8,911,786	9,090,022
Emerging Small Company	66,863,648	68,200,920
Equity-Income	25,416,698	25,925,032
Financial Services	16,362,241	16,689,486
Fundamental Value	33,977,323	34,656,869
Global	135,276,696	141,878,651
Global Allocation	3,839,782	3,916,578

Global Real Estate	45,854,456	48,021,810
Growth and Income	10,597,723	10,809,677
High Income	3,173,438	3,236,907
High Yield	65,712,681	67,026,934
Income and Value	3,246,614	3,311,546
International Core	528,014,006	554,414,706
International Equity Index A	87,208,434	91,503,235
International Equity Index B	130,486,473	137,010,797
International Opportunities	237,158,302	246,740,237
International Small Cap	4,590,822	4,820,363
International Small Company	52,305,854	54,920,650
International Value	442,535,988	464,082,959
Large Cap	17,767,675	18,123,029
Large Cap Value	13,793,950	14,069,829
Managed	6,192,583	6,316,435
Mid Cap Index	19,685,040	20,078,741
Mid Cap Stock	139,636,367	142,429,094
Mid Cap Value	9,743,169	9,938,032
Mid Cap Value Equity	6,748,992	6,883,972
Mid Value	12,796,353	13,052,280
Natural Resources	94,651,807	96,875,263
Overseas Equity	181,609,412	190,689,883
Quantitative All Cap	20,997,922	21,417,880
Quantitative Mid Cap	1,332,115	1,358,757
Quantitative Value	19,729,838	20,124,435
Real Estate Equity	11,086,470	11,308,199
Real Estate Securities	83,399,584	85,067,576
Science and Technology	14,242,848	14,527,705
Small Cap	25,994,826	26,514,723
Small Cap Growth	37,201,904	37,945,942
Small Cap Index	96,477,264	98,406,809

Small Cap Opportunities	66,482,916	67,812,574
Small Cap Value	59,202,053	60,386,094
Small Company	1,679,990	1,713,590
Small Company Growth	31,504,904	32,135,002
Small Company Value	60,901,294	62,119,320
Special Value	690,250	704,055
Spectrum Income	3,101,691	3,163,725
Strategic Bond	20,501,091	20,911,113
Strategic Income	12,710	12,964
Total Stock Market Index	19,861,961	20,259,200
U.S. Core	3,491,403	3,561,231
U.S. Global Leaders Growth	47,257,066	48,202,207
U.S. High Yield Bond	9,943,129	10,141,991
U.S. Large Cap	12,702,096	12,956,138
U.S. Multi Sector	29,428,868	30,017,445
Utilities	7,336,220	7,482,944
Value & Restructuring	27,237,912	27,782,670
Vista	4,184,881	4,268,579

Floating Rate Notes Issued in Conjunction with Securities Held Certain Portfolios may enter into transactions in which the Portfolios sell a fixed-rate bond to a broker for cash. At the same time the Portfolios buy a residual interest in a trust’s (the “Trust”) assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation (“Inverse Floater”) . The broker deposits a fixed-rate bond into the Trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Portfolio (the “Fixed-Rate Bond”). The Trust also issues floating -rate notes (“Floating -Rate Notes”) which are sold to third parties. The Portfolios may enter into shortfall and forbearance agreements with the broker by which a Portfolio agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the Trust and the liquidation value of the Floating -Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Portfolio gives the Fund the right (1) to cause the holders of the Floating -Rate Notes to tender their notes at par and (2) to have the broker transfer the Fixed-Rate Bond held by the Trust to the Portfolio, thereby collapsing the Trust. Pursuant to Financial Accounting Standards Statement No. 140 (“FAS 140”), the Portfolios account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of

Investments and accounts for the Floating -Rate Notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s Statement of Assets and Liabilities. The Floating -Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the Floating -Rate Notes, are reflected as interest expense and fees on inverse floaters of the Portfolios and are included in the Statement of Operations. At September 30, 2007, the Portfolio’s investments were as follows:

	Floating Rate Notes	Range Of
Portfolio	Outstanding	Interest Rates

Global Bond	230,000	3.49% - 3.92%
Global Bond	200,000	3.49% - 3.90%

The Portfolios’ investment policies and restrictions expressly permit investments in inverse floating rate securities. The Portfolios’ investment policies do not allow the Portfolios to borrow money for purposes of making investments. Fund management believes that the Portfolios’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Portfolios to which the restrictions apply. Inverse Floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Interest Expense Interest expense relates to the Portfolio’s liability with respect to Floating -Rate Notes held by third parties in conjunction with inverse floater securities transactions and/or short sale transactions by the Portfolios. Interest expense is recorded as incurred.

Dollar Rolls All Portfolios, with the exception of the Lifestyle Portfolios, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Collateralized Mortgage Obligations The Portfolios may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by GNMA, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. The markets for CMOs may be more illiquid than those of other securities.

Classes of CMOs include interest only ("IOs") and principal only ("POs"). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Short Sales Certain Portfolios may make short sales of securities. This means a Portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The Portfolio generally borrows the security to deliver to the buyer in a short sale. The Portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security. Certain of the Portfolios may also make short sales “against the box.” In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Portfolio closes its short position or replaces a borrowed security, the Portfolio will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Securities sold in short sale transactions and interest and dividend payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. Fees incurred to borrow securities for short sales are recorded as interest expense on the Statement of Operations.

Futures All Portfolios, with the exception of Lifestyle Portfolios, may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Portfolios’ agent in acquiring the futures position) . If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at September 30, 2007

					Unrealized
		Number of		Expiration	Appreciation
Portfolio	Open contracts	Contracts	Position	Date	(Depreciation)

500 Index	S&P 500 Index Futures	28	Long	Dec 2007	$289,182
	S&P Mini 500 Index Futures	255	Long	Dec 2007	45,386

					$334,568

500 Index B	S&P 500 Index Futures	61	Long	Dec 2007	$936,034

					$936,034

All Cap Core	Russell 2000 Index Futures	32	Long	Dec 2007	$471,864
	Russell 2000 Mini Index
	Futures	462	Long	Dec 2007	1,344,230
	S&P 500 Index Futures	83	Long	Dec 2007	998,972

					$2,815,066

Global Bond	3-Month Euro Yen Futures	126	Long	Dec 2007	($8,610)
	3-Month Euro Yen Futures	1,033	Long	Mar 2008	111,541
	10-Year German Euro-Bund
	Futures	1,566	Long	Dec 2007	(811,265)
	90-Day LIBOR Futures	96	Long	Mar 2008	(41,588)
	90-Day LIBOR Futures	71	Long	Jun 2008	(10,856)
	90-Day LIBOR Futures	12	Long	Sep 2008	10,091

	90-Day LIBOR Futures	167	Long	Dec 2008	29,382
	90-Day LIBOR Futures	60	Long	Mar 2009	45,870
	90-Day LIBOR Futures	42	Long	Jun 2009	29,968
	Euribor Futures	3	Long	Dec 2007	(1,527)
	Euribor Futures	72	Long	Sep 2008	116,207
	Eurodollar Futures	1,743	Long	Mar 2008	3,414,688
	Eurodollar Futures	200	Long	Jun 2008	204,062
	Eurodollar Futures	602	Long	Sep 2008	1,565,200
	U.S. Treasury 10-Year Note
	Futures	464	Long	Dec 2007	(188,688)
	U.S. Treasury 30-Year Note
	Futures	197	Long	Dec 2007	7,695
	2-Year German Government
	Bond Futures	188	Short	Dec 2007	(5,172)
	5-Year German Government
	Bond Futures	77	Short	Dec 2007	29,805
	10-Year Canada Government
	Bond Futures	45	Short	Dec 2007	(27,656)
	U.K. Treasury Bond Futures	192	Short	Dec 2007	23,281
	U.S. Treasury 2-Year Note
	Futures	1,265	Short	Dec 2007	(48,439)
	U.S. Treasury 5-Year Note
	Futures	2,612	Short	Dec 2007	(1,335,156)

					$3,108,833

Global Allocation	EOE Dutch Stock Index Futures	16	Long	Oct 2007	$74,480
	FTSE 100 Index Futures	51	Long	Dec 2007	275,003
	DAX Index Futures	11	Short	Dec 2007	(50,829)
	Nikkei 225 Index Futures	23	Short	Dec 2007	(223,169)
	S&P/Toronto Stock Exchange
	60 Index Futures	10	Short	Dec 2007	(26,341)
	SPI 200 Index Futures	10	Short	Dec 2007	(68,615)

					($19,471)

International Core	CAC 40 10 Euro Index Futures	30	Long	Oct 2007	$116,776
	DAX Index Futures	270	Long	Dec 2007	3,559,582
	FTSE 100 Index Futures	18	Long	Dec 2007	92,222
	MSCI Singapore Stock Index
	Futures	272	Long	Oct 2007	557,545
	IBEX 35 Index Futures	74	Short	Oct 2007	(952,076)
	S&P/Toronto Stock Exchange
	60 Index Futures	232	Short	Dec 2007	(611,863)
	SPI 200 Index Futures	12	Short	Dec 2007	(82,389)

					$2,679,797

International Equity
Index A	CAC 40 10 Euro Index Futures	11	Long	Dec 2007	$26,875
	DAX Index Futures	2	Long	Dec 2007	29,053
	EOE Dutch Stock Index Futures	2	Long	Oct 2007	8,399
	FTSE 100 Index Futures	15	Long	Dec 2007	72,520
	Hang Seng Stock Index Futures	1	Long	Oct 2007	3,741
	IBEX 35 Index Futures	3	Long	Oct 2007	36,116
	MSCI Taiwan Stock Index
	Futures	5	Long	Oct 2007	5,435
	OMX 30 Stockholm Stock
	Index Futures	15	Long	Oct 2007	5,912
	S&P/Toronto Stock Exchange
	60 Index Futures	3	Long	Dec 2007	9,936
	S&P/MIB 30 Index Futures	2	Long	Dec 2007	14,821
	SPI 200 Index Futures	3	Long	Dec 2007	20,465
	TOPIX Index Futures	12	Long	Dec 2007	111,524

					$344,796

International Equity
Index B	CAC 40 10 Euro Index Futures	6	Long	Dec 2007	$18,967
	DAX Index Futures	2	Long	Dec 2007	29,053
	EOE Dutch Stock Index Futures	3	Long	Oct 2007	12,598

	FTSE 100 Index Futures	12	Long	Dec 2007	58,012
	Hang Seng Stock Index Futures	2	Long	Oct 2007	8,652
	IBEX 35 Index Futures	1	Long	Oct 2007	12,160
	MSCI Taiwan Stock Index
	Futures	39	Long	Oct 2007	42,425
	OMX 30 Stockholm Stock
	Index Futures	15	Long	Oct 2007	5,912
	S&P/Toronto Stock Exchange
	60 Index Futures	2	Long	Dec 2007	6,624
	S&P/MIB 30 Index Futures	1	Long	Dec 2007	7,411
	SPI 200 Index Futures	2	Long	Dec 2007	14,248
	TOPIX Index Futures	12	Long	Dec 2007	110,393

					$326,455

Investment Quality	U.S. Treasury 5-Year Note
Bond	Futures	158	Long	Dec 2007	$44,035

					$44,035

Managed	S&P 500 Index Futures	33	Long	Dec 2007	$278,917

					$278,917

	S&P Mid Cap 400 Index
Mid Cap Index	Futures	190	Long	Dec 2007	$87,400

					$87,400

Real Return Bond	90-Day LIBOR Futures	421	Long	Mar 2008	($135,952)
	90-Day LIBOR Futures	546	Long	Jun 2008	172,979
	90-Day LIBOR Futures	211	Long	Sep 2008	1,478
	90-Day LIBOR Futures	22	Long	Mar 2009	832
	90-Day LIBOR Futures	37	Long	Jun 2009	1,308
	Euribor Futures	352	Long	Dec 2008	284,538
	Euribor Futures	27	Long	Mar 2009	32,772
	Euribor Futures	17	Long	Jun 2009	19,941
	Eurodollar Futures	219	Long	Dec 2007	30,600

	Eurodollar Futures	295	Long	Jun 2008	245,438
	Eurodollar Futures	307	Long	Dec 2008	69,075
	Eurodollar Futures	307	Long	Mar 2009	79,175
	Eurodollar Futures	329	Long	Jun 2009	86,363
	Eurodollar Futures	329	Long	Sep 2009	84,875
	10-Year German Euro-Bund
	Futures	100	Short	Dec 2007	(51,876)
	10-Year Japan Government
	Bond Futures	4	Short	Dec 2007	38,355
	Euribor Futures	67	Short	Sep 2008	19,052
	Eurodollar Futures	66	Short	Mar 2008	(32,588)
	Eurodollar Futures	88	Short	Sep 2008	(101,613)
	U.S. Treasury 5-Year Note
	Futures	323	Short	Dec 2007	210,516
	U.S. Treasury 10-Year Note
	Futures	1,306	Short	Dec 2007	(469,953)
	U.S. Treasury 30-Year Bond
	Futures	1,327	Short	Dec 2007	247,242

					$832,557

Small Cap Index	Russell 2000 Index Futures	27	Long	Dec 2007	$256,385

					$256,385

	U.S. Treasury 5-Year Note
Spectrum Income	Futures	51	Long	Dec 2007	$3,094
	U.S. Treasury 10-Year Note
	Futures	25	Long	Dec 2007	(8,906)
	U.S. Treasury 2-Year Note
	Futures	3	Short	Dec 2007	(2,376)
	U.S. Treasury 10-Year Note
	Futures	15	Short	Dec 2007	2,233

					($5,956)

Strategic Bond	3-Month Eurodollar Futures	486	Long	Dec 2007	$160,120

	3-Month Eurodollar Futures	265	Long	Mar 2008	233,625
	10-Year German Euro-Bund
	Futures	90	Long	Dec 2007	(48,896)
	90-Day LIBOR Futures	117	Long	Mar 2008	194,060
	Canadian Dollar Futures	181	Long	Dec 2007	673,945
	Euro Currency Futures	60	Long	Dec 2007	280,950
	U.S. Treasury 30-Year Bond
	Futures	226	Long	Dec 2007	129,776
	Australian Dollar Futures	22	Short	Dec 2007	(120,340)
	British Pound Futures	25	Short	Dec 2007	(23,875)
	Japanese Yen Futures	5	Short	Dec 2007	(1,431)
	U.S. Treasury 5-Year Note
	Futures	328	Short	Dec 2007	18,532
	U.S. Treasury 10-Year Note
	Futures	209	Short	Dec 2007	(14,482)

					$1,481,984

Total Return
	3-Month Euro Yen Futures	353	Long	Dec 2007	$72,469
	90-Day LIBOR Futures	66	Long	Dec 2007	70,093
	90-Day LIBOR Futures	244	Long	Dec 2008	402,203
	90-Day LIBOR Futures	1,408	Long	Jun 2008	388,184
	90-Day LIBOR Futures	135	Long	Jun 2009	181,396
	90-Day LIBOR Futures	598	Long	Mar 2008	354,496
	90-Day LIBOR Futures	370	Long	Mar 2009	499,403
	90-Day LIBOR Futures	557	Long	Sept 2008	665,084
	Eurodollar Futures	2,299	Long	Mar 2008	1,126,400
	Eurodollar Futures	4,234	Long	Jun 2008	3,669,625
	Eurodollar Futures	1,986	Long	Sept 2008	4,052,188
	Eurodollar Futures	3,860	Long	Dec 2008	5,849,312
	Eurodollar Futures	1,255	Long	Mar 2009	271,187
	Eurodollar Futures	9	Long	Jun 2009	18,450

					$17,620,490

Total Stock Market
Index	Russell 2000 Index Futures	9	Long	Dec 2007	$109,962
	S&P Mid Cap 400 Index
	Futures	1	Long	Dec 2007	13,893
	NASDAQ 100 Index Futures	1	Long	Dec 2007	8,958
	S&P 500 Index Futures	40	Long	Dec 2007	476,294

					$609,107

U.S. Government
Securities	Eurodollar Futures	425	Long	Mar 2008	($92,813)
	U.S. Treasury 2-Year Note
	Futures	44	Long	Dec 2007	46,530
	U.S. Treasury 5-Year Note
	Futures	954	Long	Dec 2007	609,673
	U.S. Treasury 10-Year Note
	Futures	745	Short	Dec 2007	(60,102)
	U.S. Treasury 30-Year Bond
	Futures	1	Short	Dec 2007	(44)

					$503,244

U.S. Core	S&P 500 Index Futures	21	Long	Dec 2007	$114,002

					$114,002

U.S. Multi Sector	S&P 500 Index Futures	294	Long	Dec 2007	$2,429,099

					$2,429,099

Swap Contracts All Portfolios, with the exception of Lifestyle Portfolios, may enter into various forms of swap arrangement with counterparties with respect to interest rate swaps, currency swaps or credit default swaps as described below. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating -rate payments for fixed-rate payments with respect to a notional principal amount) . The Portfolios settle accrued net receivable or payable balances under the swap contracts on a periodic basis. Net upfront payments received (paid) by the Portfolios are included as part of unrealized appreciation/depreciation on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain or loss on the Statement of Operations. The Portfolios record changes in the value of the swaps as unrealized gains or losses on swap contracts.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy) . Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

In a currency swap a Portfolio would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.
The Portfolios had the following interest rate swap contracts open at September 30, 2007:

							Unrealized
		Notional		Payments Made	Payments Received	Termination	Appreciation
Trust	Counterparty	Amount	Currency	by Fund	by Fund	Date	(Depreciation)

Global Bond
				6 Month BBR-
	Deutsche Bank AG	25,900,000	AUD	BBSW	Fixed 6.50%	Jan 2009	($101,676)
				3 Month BBR-
	Citibank N.A.	56,840,000	AUD	BBSW	Fixed 6.50%	Jan 2009	(223,137)
				3 Month BBR-
	Deutsche Bank AG	72,300,000	AUD	BBSW	Fixed 7.00%	Sep 2009	26,572
	Deutsche Bank AG	17,800,000	AUD	6 Month LIBOR	Fixed 6.00%	Jun 2010	(381,804)
				6 Month BBR-
	Deutsche Bank AG	21,200,000	AUD	BBSW	Fixed 7.00%	Jun 2010	(10,774)
				6 Month BBR-
	Citibank N.A.	29,900,000	AUD	BBSW	Fixed 6.00%	Jun 2010	(637,618)

Citibank N.A.	87,800,000	AUD	6 Month LIBOR	Fixed 7.00%	Jun 2010	(38,210)
UBS AG (Union Bank of			6 Month BBR-
Switzerland)	900,000	AUD	BBSW	Fixed 6.00%	Jun 2012	(28,339)
UBS AG (Union Bank of
Switzerland)	11,900,000	AUD	Fixed 6.00%	6 Month LIBOR	Jun 2015	545,965
				6 Month BBR-
Citibank N.A.	17,100,000	AUD	Fixed 6.00%	BBSW	Jun 2015	782,408
				6 Month BBR-
Deutsche Bank AG	500,000	AUD	Fixed 6.00%	BBSW	Jun 2017	25,421
The Royal Bank of Scotland
PLC	4,100,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2015	(66,990)
The Royal Bank of Scotland
PLC	62,700,000	EUR	6 Month LIBOR	Fixed 4.00%	Sep 2009	(896,300)
Barclays Bank PLC	73,000,000	EUR	6 Month LIBOR	Fixed 4.00%	Sep 2009	(1,043,539)
Lehman Brothers Special			6 Month
Financing, Inc.	300,000	EUR	EURIBOR	Fixed 4.00%	Jun 2010	(5,153)
			6 Month
Deutsche Bank AG	1,300,000	EUR	EURIBOR	Fixed 4.00%	Jun 2010	(22,329)
			6 Month
HSBC BANK USA, N.A.	2,100,000	EUR	EURIBOR	Fixed 4.00%	Jun 2010	(36,070)

			6 Month
JP Morgan Chase Bank	3,400,000	EUR	EURIBOR	Fixed 4.00%	Jun 2010	(58,399)
			6 Month
Barclays Bank PLC	5,300,000	EUR	EURIBOR	Fixed 4.00%	Jun 2010	(91,034)
Morgan Stanley Capital
Services, Inc.	9,900,000	EUR	Fixed 3.75%	6 Month EURIBOR	Jun 2011	348,966
Lehman Brothers Special
Financing, Inc.	500,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	13,492

Morgan Stanley Capital
Services, Inc.	11,700,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	315,703
Lehman Brothers Special
Financing, Inc.	15,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	412,843
Lehman Brothers Special
Financing, Inc.	1,600,000	EUR	FRCPXTOB	Fixed 1.965%	Mar 2012	(6,835)
Lehman Brothers Special
Financing, Inc.	2,500,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	(42,166)

Morgan Stanley Capital
Services, Inc.	2,100,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	(15,103)
Barclays Bank PLC	2,100,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(16,234)
UBS AG (Union Bank of
Switzerland)	28,000,000	EUR	6 Month LIBOR	Fixed 5.00%	Sep 2012	786,809
Merrill Lynch Capital Services	8,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	436,373
JP Morgan Chase Bank	25,000,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	1,268,526
Barclays Bank PLC	26,100,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	1,324,341

Morgan Stanley Capital
Services, Inc.	28,740,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	1,458,298
The Royal Bank of Scotland			6 Month
PLC	6,400,000	EUR	EURIBOR	Fixed 4.00%	Jun 2017	474,479
Deutsche Bank AG	39,700,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	2,943,252
The Royal Bank of Scotland			6 Month
PLC	16,400,000	EUR	EURIBOR	Fixed 6.00%	Jun 2034	1,999,752
			6 Month
HSBC BANK USA, N.A.	22,300,000	EUR	EURIBOR	Fixed 6.00%	Jun 2034	2,719,175
HSBC BANK USA, N.A.	34,500,000	EUR	Fixed 5.00%	6 Month LIBOR	Mar 2038	(974,567)
Deutsche Bank AG	21,500,000	GBP	6 Month LIBOR	Fixed 6.00%	Jun 2009	199,567
Barclays Bank PLC	2,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(96,990)
The Royal Bank of Scotland
PLC	4,400,000	GBP	6 Month LIBOR	Fixed 5.15938%	Sep 2010	(170,702)
Morgan Stanley Capital
Services, Inc.	11,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(434,039)
Merrill Lynch Capital Services	11,900,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(461,671)
HSBC BANK USA, N.A.	36,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(1,400,532)
Barclays Bank PLC	26,600,000	GBP	6 Month LIBOR	Fixed 6.00%	Sep 2012	955,347
Deutsche Bank AG	8,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	(358,860)
Morgan Stanley Capital
Services, Inc.	8,900,000	GBP	6 Month LIBOR	Fixed 5.50%	Mar 2013	4,509
Citibank N.A.	13,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	(565,732)
Deutsche Bank AG	1,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(89,708)
Barclays Bank PLC	1,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(124,212)
Deutsche Bank AG	4,300,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(296,470)

Citibank N.A.	5,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(386,436)
Barclays Bank PLC	7,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(510,647)
JP Morgan Chase Bank	10,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(738,369)
Goldman Sachs Capital Markets,
L.P.	44,600,000	GBP	Fixed 4.50%	6 Month LIBOR	Sep 2017	738,019
UBS AG (Union Bank of
Switzerland)	6,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2018	(360,734)
Deutsche Bank AG	12,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2018	(733,104)
Barclays Bank PLC	5,100,000	GBP	Fixed 5.00%	6 Month LIBOR	Dec 2019	26,647
UBS AG (Union Bank of
Switzerland)	1,100,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	102,527
UBS AG (Union Bank of
Switzerland)	1,700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	158,587
Deutsche Bank AG	7,000,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	653,007
UBS AG (Union Bank of
Switzerland)	9,600,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	895,553
UBS AG (Union Bank of
Switzerland)	900,000	GBP	6 Month LIBOR	Fixed 4.25%	Jun 2036	(193,324)
Morgan Stanley Capital
Services, Inc.	1,900,000	GBP	Fixed 4.10%	6 Month LIBOR	Jun 2036	494,707
Morgan Stanley Capital
Services, Inc.	1,400,000	GBP	Fixed 5.50%	6 Month LIBOR	Dec 2036	(236,670)
Deutsche Bank AG	58,600,000	HKD	Fixed 4.235%	3 Month HIBOR	Dec 2008	18,648
Morgan Stanley Capital
Services, Inc.	2,550,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(1,612)
Goldman Sachs Capital Markets,
L.P.	4,300,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(1,993)
Goldman Sachs Capital Markets,
L.P.	26,650,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(12,354)
JP Morgan Chase Bank	3,300,000,000	JPY	Fixed 1.00%	6 Month LIBOR	Mar 2009	(39,185)
Citibank N.A.	11,000,000,000	JPY	Fixed 1.00%	6 Month LIBOR	Mar 2009	(130,617)
Citibank N.A.	38,710,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(459,652)
Merrill Lynch Capital Services	56,610,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(672,201)
The Royal Bank of Scotland
PLC	1,200,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Dec 2010	(90,890)
Lehman Brothers Special	1,610,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	(26,700)

Financing, Inc.
Bank of America N.A.	7,500,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	(124,378)
Bank of America N.A.	14,200,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Mar 2011	(235,489)
The Royal Bank of Scotland
PLC	310,000,000	JPY	Fixed 1.30%	6 Month LIBOR	Sep 2011	2,283
UBS AG (Union Bank of
Switzerland)	330,000,000	JPY	Fixed 0.80%	6 Month LIBOR	Mar 2012	71,291
Deutsche Bank AG	670,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Jun 2012	(168,727)
Barclays Bank PLC	1,520,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	80,447
Deutsche Bank AG	1,920,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	101,617
Morgan Stanley Capital
Services, Inc.	2,740,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	145,017
Deutsche Bank AG	325,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(83,791)
Deutsche Bank AG	8,290,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(2,137,317)
Credit Suisse International	2,000,000,000	JPY	Fixed 1.98%	6 Month LIBOR	Sep 2016	(319,468)
UBS AG	1,220,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	(183,242)
Deutsche Bank AG	500,000,000	JPY	Fixed 2.50%	6 Month LIBOR	Dec 2027	(99,379)

			28-day Mexico
Morgan Stanley Capital			Interbank TIIE
Services, Inc.	9,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	19,610

			28-day Mexico
Morgan Stanley Capital			Interbank TIIE
Services, Inc.	16,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	34,850
			28-day Mexico
Morgan Stanley Capital			Interbank TIIE
Services, Inc.	21,500,000	MXN	Banxico	Fixed 8.90%	Sep 2016	69,495
			28-day Mexico
			Interbank TIIE
Deutsche Bank AG	4,000,000	MXN	Banxico	Fixed 8.84%	Sep 2016	11,504
			28-day Mexico
The Royal Bank of Scotland			Interbank TIIE
PLC	13,000,000	MXN	Banxico	Fixed 8.84%	Sep 2016	37,387

			28-day Mexico
			Interbank TIIE
Barclays Bank PLC	55,800,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(59,794)
Morgan Stanley Capital
Services, Inc.	8,600,000	USD	Fixed 0.288%	CMS 10-02	Dec 2007	343,478
The Royal Bank of Scotland
PLC	189,600,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	1,010,322
The Royal Bank of Scotland
PLC	238,900,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	1,273,026
Morgan Stanley Capital
Services, Inc.	32,700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	259,390
Deutsche Bank AG	77,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	613,968
Morgan Stanley Capital
Services, Inc.	111,700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	886,049
Deutsche Bank AG	19,300,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	108,553
Merrill Lynch Capital Services	26,900,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	151,299
Deutsche Bank AG	54,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	304,286
Barclays Bank PLC	71,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	401,589
Citibank N.A.	17,600,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	34,769
Citibank N.A.	52,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	102,726
Merrill Lynch Capital Services	7,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	123,332
Deutsche Bank AG	8,800,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	140,951
Deutsche Bank AG	17,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	283,504
Deutsche Bank AG	26,300,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	421,252
The Royal Bank of Scotland
PLC	47,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	764,020
The Royal Bank of Scotland
PLC	400,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	20,310
						$11,244,552
Real Return Bond
			6 Month BBR-
Deutsche Bank AG	16,000,000	AUD	BBSW	Fixed 7.00%	Dec 2009	($2,726)
			6 Month BBR-
UBS AG	16,100,000	AUD	BBSW	Fixed 7.00%	Dec 2009	(2,743)

			6 Month BBR-
Barclays Capital	2,800,000	AUD	BBSW	Fixed 6.50%	Jan 2010	(21,096)
			6 Month BBR-
UBS AG	4,300,000	AUD	BBSW	Fixed 6.50%	Jan 2010	(36,279)
			6 Month BBR-
Barclays Capital	1,800,000	AUD	BBSW	Fixed 6.50%	Jan 2010	(15,186)
			6 Month BBR-
BNP Paribas	17,000,000	AUD	BBSW	Fixed 6.50%	Jan 2010	(135,758)
			6 Month BBR-
Barclays Capital	60,500,000	AUD	BBSW	Fixed 7.00%	Jun 2010	(26,329)
				6 Month BBR-
JPMorgan	2,000,000	AUD	Fixed 6.75%	BBSW	Dec 2017	(7,572)
				6 Month BBR-
Deutsche Bank AG	2,000,000	AUD	Fixed 6.75%	BBSW	Dec 2017	(7,572)
Citigroup	3,051,268	BRL	CDI	Fixed 10.115%	Jan 2012	(90,269)
Goldman Sachs	16,225,323	BRL	Fixed 10.68%	CDI	Jan 2012	(259,064)
Barclays Capital	17,920,170	BRL	CDI	Fixed 10.575%	Jan 2012	(321,788)
Credit Suisse	100,000	CAD	Fixed 5.50%	3 Month BA-CDOR	Jun 2017	(1,728)
Goldman Sachs	1,800,000	EUR	FRCPXTOB	Fixed 2.1025%	Oct 2010	35,164
BNP Paribas	2,000,000	EUR	FRCPXTOB	Fixed 2.09%	Oct 2010	36,929
UBS AG	2,700,000	EUR	FRCPXTOB	Fixed 2.1455%	Oct 2010	60,998
UBS AG	2,600,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	33,494
UBS AG	4,100,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	58,987
JPMorgan	2,000,000	EUR	FRCPXTOB	Fixed 2.0275%	Oct 2011	16,921
JPMorgan	4,500,000	EUR	FRCPXTOB	Fixed 1.9875%	Dec 2011	(1,727)
Barclays Capital	4,900,000	EUR	FRCPXTOB	Fixed 1.9725%	Dec 2011	(14,596)
Lehman Brothers	1,100,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	(18,553)
Morgan Stanley	14,800,000	EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	(44,112)
Citibank, N.A.	1,900,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	(13,664)
Citibank, N.A.	1,800,000	EUR	FRCPXTOB	Fixed 2.07%	Mar 2012	0
Citibank, N.A.	600,000	EUR	FRCPXTOB	Fixed 1.96%	Mar 2012	(4,021)
Citibank, N.A.	1,200,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(9,277)
Goldman Sachs	300,000	EUR	FRCPXTOB	Fixed 1.96%	Apr 2012	(2,329)
Goldman Sachs	800,000	EUR	FRCPXTOB	Fixed 1.98%	Apr 2012	(6,578)

Merrill Lynch	3,400,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	(24,318)
Merrill Lynch	2,000,000	EUR	FRCPXTOB	Fixed 2.35%	Oct 2016	3,303
JPMorgan	2,000,000	EUR	Fixed 2.275%	CPTFEMU	Oct 2016	12,099
Morgan Stanley	1,900,000	EUR	FRCPXTOB	Fixed 2.3525%	Oct 2016	1,357
Royal Bank Of Canada	5,200,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	385,514
BNP Paribas	5,400,000	EUR	Fixed 5.00%	6 Month EURIBOR	Mar 2018	(171,886)
HSBC USA	14,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(335,829)
Barclays Capital	18,700,000	GBP	Fixed 6.00%	6 Month LIBOR	Mar 2010	327,657
Goldman Sachs	8,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(329,405)
Deutsche Bank AG	6,900,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(267,399)
Barclays Capital	3,900,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2015	269,125
Royal Bank of Scotland	1,300,000	GBP	UK RPI	Fixed 3.44%	Sep 2027	0
Barclays Capital	2,700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	251,656
Goldman Sachs	5,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	485,091
Royal Bank of Scotland	1,800,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	386,648
Barclays Capital	3,300,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(39,185)
UBS	270,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	(40,554)
Morgan Stanley	1,700,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	(255,337)
Barclays Capital	270,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	(40,554)
			28-day Mexico
			Interbank TIIE
Morgan Stanley	13,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	28,508
			28-day Mexico
			Interbank TIIE
Barclays Capital	24,200,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(25,932)

			28-day Mexico
			Interbank TIIE
Royal Bank of Scotland	119,100,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(127,624)
			28-day Mexico
			Interbank TIIE
Barclays Capital	37,900,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(40,613)
			28-day Mexico
			Interbank TIIE
Royal Bank of Scotland	60,600,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(64,937)

			28-day Mexico
			Interbank TIIE
Bank of America	10,500,000	MXN	Banxico	Fixed 8.33%	Feb 2017	(1,838)
Royal Bank of Scotland	158,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	841,935
Credit Suisse	2,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	19,038
Deutsche Bank AG	3,600,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	28,557
Barclays Capital	2,500,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	14,061
UBS AG	400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	2,250
Goldman Sachs	19,600,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	110,240
Morgan Stanley	12,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	23,904
Barclays Capital	8,500,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	16,792
Barclays Capital	9,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	144,155
Morgan Stanley	6,200,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	99,307
Royal Bank of Scotland	3,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	49,653
Barclays Capital	20,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	331,556
Credit Suisse	5,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2021	174,933
Deutsche Bank AG	5,300,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	269,102
Royal Bank of Scotland	7,600,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(493,967)
Royal Bank of Scotland	7,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(461,469)
Barclays Capital	1,600,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2037	(103,993)
						$651,127
Spectrum Income
State Street Corp	608,000,000	KRW	3 Month Libor	Fixed 5.200%	June 2012	(4,381)
State Street Corp	608,000,000	KRW	3 Month Libor	Fixed 5.180%	June 2012	(4,931)
J.P. Morgan Chase	830,000,000	KRW	3 Month Libor	Fixed 5.290%	June 2012	(2,659)
J.P. Morgan Chase	232,000,000	KRW	3 Month Libor	Fixed 5.060%	June 2012	(3,091)

						$ (15,063)
Total Return
				3 Month BBR-
Morgan Stanley	67,100,000	AUD	Fixed 7.00%	BBSW	Sep 2009	$24,660
				6 Month BBR-
UBS	7,100,000	AUD	Fixed 7.00%	BBSW	Mar 2013	10,201
Barclays Capital	9,700,000	AUD	Fixed 6.50%	6 Month BBR-	Mar 2018	47,886

				BBSW
Barclays Capital	7,523,057	BRL	CDI	Fixed 11.36%	Jan 2010	(14,987)
BNP Paribas	6,320,233	BRL	CDI	Fixed 12.78%	Jan 2010	93,244
Lehman Brothers	2,580,294	BRL	CDI	Fixed 12.948%	Jan 2010	44,959
Merrill Lynch	6,886,324	BRL	CDI	Fixed 11.43%	Jan 2010	(7,600)
Credit Suisse	10,100,460	BRL	Fixed 10.575%	CDI	Jan 2012	(181,372)
Barclays Capital	6,730,924	BRL	Fixed 11.98%	CDI	Jan 2012	85,723
Barclays Capital	15,300,000	EUR	6 Month LIBOR	Fixed 5.00%	Dec 2009	208,064
Deutche Bank	1,100,000	EUR	Fixed 2.15%	FRCPXTOB	Oct 2010	24,851
Barclays Capital	4,800,000	EUR	6 Month LIBOR	Fixed 2.10%	Oct 2010	93,772
Royal Bank of Scotland	1,100,000	EUR	Fixed 2.09%	FRCPTOB	Oct 2010	20,311
			6 Month
Citigroup	10,800,000	EUR	EURIBOR	Fixed 4.00%	Dec 2011	291,419
HSBC	1,900,000	EUR	Fixed 1.95%	FRCPXTOB	Mar 2012	(13,664)
HSBC	3,000,000	EUR	Fixed 1.95%	FRCPXTOB	Mar 2012	(23,192)
Merrill Lynch	700,000	EUR	FRCPXTOB	Fixed 1.96	Apr 2012	(5,435)
Deutsche Bank	3,600,000	EUR	Fixed 5.00%	6 Month LIBOR	Dec 2017	(117,634)
Barclays Capital	14,200,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	76,790
Royal Bank of Scotland	8,500,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	45,966
Barclays Capital	8,000,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	65,834
Royal Bank of Scotland	7,400,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	60,896
Barclays Capital	1,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(38,512)
Merrill Lynch	8,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(192,875)
Citibank N.A.	19,700,000	GBP	6 Month LIBOR	Fixed 4.50%	Sep 2009	(912,876)
Royal Bank of Scotland	800,000	GBP	6 Month LIBOR	Fixed 1.00%	Dec 2035	74,629
UBS	1,800,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	522,472
Merrill Lynch	4,900,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	1,422,285
Royal Bank of Scotland	3,200,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	928,839
Deutsche Bank	3,700,000	GBP	6 Month LIBOR	Fixed 4.00%	Dec 2036	1,073,970

			28-day Mexico
			Interbank TIIE
Deutsche Bank	7,000,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(7,501)
Deutsche Bank	5,900,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2012	(33,185)

Royal Bank of Scotland	8,200,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2012	(46,121)
Royal Bank of Scotland	5,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	9,878
UBS	5,700,000	USD	Fixed 5.00%	6 Month LIBOR	Dec 2014	11,260
Morgan Stanley	1,800,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	28,831
Citibank N.A.	700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	11,212
Deutche Bank	26,000,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(1,689,888)
Royal Bank of Scotland	11,100,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	(721,452)
						$1,271,658

The Portfolios had the following cross-currency swap contracts open at September 30, 2007:

Notional
					Amount of		Unrealized
				Expiration	Currency	Notional Amount of	Appreciation
Trust	Counterparty	Receive	Pay *	Date	Received	Currency Delivered	(Depreciation)

Global Bond
	UBS AG	Floating rate equal to 3	Floating rate equal to 3	Sep 2009	$427,000,000	JPY 50,386,000,000	$11,082,756
		Month JPY-LIBOR	Month USD-LIBOR
		based on the notional	based on the notional
		amount of the currency	amount of the currency
		delivered	received

* At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The Portfolios had the following credit default swap contracts open at September 30, 2007:

							Unrealized
			Notional		(Pay)/Received	Termination	Appreciation
Trust	Counterparty	Issuer	Amount	Buy/Sell Protection†	Fixed Rate	Date	(Depreciation)

Active Bond
	UBS AG	Pulte Homes, Inc.	10,000,000	Buy	4.350%	Sep 2012	(194,936)
	UBS AG	Pulte Homes, Inc.	5,000,000	Buy	4.450%	Sep 2012	(116,866)
	UBS AG	D.R. Horton, Inc.	10,000,000	Buy	4.300%	Nov 2012	(112,272)
							$(424,074)

Global Bond
	Deutsche Bank AG	ACE Limited	500,000	Buy	(0.390)%	Jun 2014	($1,393)
	Lehman Brothers	Alcan, Inc.	1,200,000	Buy	(0.140)%	Mar 2011	466
		American Electric
	Barclays Bank PLC	Power Compay, Inc.	800,000	Buy	(0.100)%	Jun 2012	6,898
	Bank of America N.A.	Autozone, Inc.	1,500,000	Buy	(0.600)%	Jun 2017	177
	Citibank N.A.	Autozone, Inc.	800,000	Buy	(0.680)%	Dec 2012	(12,992)
		Bellsouth
	Lehman Brothers	Corporation	1,000,000	Buy	(0.330)%	Sep 2014	(2,131)
	Merrill Lynch	Boston Scientific
	International	Corporation	1,000,000	Buy	(0.510)%	Jun 2011	47,235
	The Royal Bank of	Canadian Natural
	Scotland PLC	Resources, Ltd.	1,100,000	Buy	(0.190)%	Mar 2012	6,270
	Bank of America N.A.	CDX.NA.HY.8	2,100,000	Sell	3.920%	Jun 2012	190,351
	Morgan Stanley Capital
	Services, Inc.	CDX.NA.HY.8	2,800,000	Sell	3.884%	Jun 2012	249,568
	Lehman Brothers	CDX.NA.HY.8	1,200,000	Sell	3.297%	Jun 2012	77,377
	Merrill Lynch
	International	CDX.NA.HY.8	11,500,000	Sell	2.090%	Jun 2012	158,625
	Merrill Lynch
	International	CDX.NA.IG.8	20,200,000	Buy	(0.600)%	Jun 2017	303,513
	Bank of America N.A.	CDX.NA.IG.8	121,200,000	Buy	(0.350)%	Jun 2012	1,340,448
	Barclays Bank PLC	CDX.NA.IG.8	34,900,000	Buy	(0.600)%	Jun 2017	524,386
	Merrill Lynch
	International	CDX.NA.IG.8	20,000,000	Buy	(0.350)%	Jun 2012	221,196
	Bear Stearns	CNA Financial
	International, LTD.	Corporation	900,000	Buy	(0.440)%	Sep 2011	1,940
		CNA Financial
	JP Morgan Chase Bank	Corporation	700,000	Buy	(0.440)%	Sep 2011	1,509
		Consumers Energy
	Bank of America N.A.	Company	700,000	Buy	(0.090)%	Mar 2012	4,186
	The Royal Bank of
	Scotland PLC	CVS Corporation	300,000	Buy	(0.240)%	Sep 2011	390
	Bank of America N.A.	D.R. Horton, Inc.	500,000	Buy	(1.600)%	Jun 2017	56,084
	UBS AG (Union Bank of	D.R. Horton, Inc.	900,000	Buy	(1.540)%	Jun 2017	104,283

Switzerland)
The Royal Bank of
Scotland PLC	Daimlerchrysler AG	400,000	Buy	(0.620)%	Sep 2011	(4,379)
Bear Stearns
International, LTD.	Daimlerchrysler AG	300,000	Buy	(0.520)%	Jun 2010	(1,881)
Royal Bank of Canada	Daimlerchrysler AG	1,000,000	Buy	(0.350)%	Jun 2009	(2,111)
	Diamond Offshore
Barclays Bank PLC	Drilling, Inc.	400,000	Buy	(0.470)%	Jun 2017	(451)
Bear Stearns	Diamond Offshore
International, LTD.	Drilling, Inc.	500,000	Buy	(0.230)%	Jun 2012	(690)
	Diamond Offshore
Bank of America N.A.	Drilling, Inc.	1,000,000	Buy	(0.485)%	Jun 2017	(2,271)
	Diamond Offshore
Bank of America N.A.	Drilling, Inc.	1,000,000	Buy	(0.485)%	Jun 2017	(2,271)
	Dow Jones
Lehman Brothers	CDX.NA.IG.7	9,500,000	Buy	(0.650)%	Dec 2016	123,776
Morgan Stanley Capital	Dow Jones
Services, Inc.	CDX.NA.IG.7	6,944,000	Sell	0.500%	Mar 2010	15,543
Merrill Lynch	Dow Jones
International	CDX.NA.IG.7	1,984,000	Sell	0.500%	Mar 2010	4,441
Bear Stearns	Dow Jones
International, LTD.	CDX.NA.IG.8	85,700,000	Buy	(0.600)%	Jun 2017	1,287,677
	Dow Jones
Bank of America N.A.	CDX.NA.IG.8	16,000,000	Buy	(0.600)%	Jun 2017	240,406
Lehman Brothers	EXelon Corporation	1,000,000	Buy	(0.520)%	Sep 2013	2,052
	Federated
Merrill Lynch	Department Stores,
International	Inc.	300,000	Buy	(0.190)%	Sep 2009	727
	Federative Republic
Bank of America N.A.	of Brazil	4,900,000	Buy	(1.350)%	Aug 2011	117,492
	Federative Republic
Lehman Brothers	of Brazil	6,600,000	Sell	1.380%	Aug 2011	165,243
Morgan Stanley Capital	Federative Republic
Services, Inc.	of Brazil	3,100,000	Sell	1.380%	Aug 2011	76,520
	Federative Republic
Lehman Brothers	of Brazil	4,300,000	Sell	1.350%	Aug 2011	102,346

	Federative Republic
JP Morgan Chase Bank	of Brazil	6,300,000	Sell	1.340%	Aug 2011	148,838
Merrill Lynch	Federative Republic
International	of Brazil	8,100,000	Sell	1.280%	Aug 2011	174,210
Lehman Brothers	Glitnir Banki HF	1,100,000	Buy	(0.290)%	Mar 2012	20,801
The Royal Bank of
Scotland PLC	Glitnir Banki HF	900,000	Buy	(0.340)%	Mar 2011	12,205
	GlobalSantafe
JP Morgan Chase Bank	Corporation	3,300,000	Buy	(0.462)%	Jun 2012	(39,366)
	GlobalSantafe
Bank of America N.A.	Corporation	300,000	Buy	(0.530)%	Jun 2012	(4,448)
	GlobalSantafe
Wachovia Bank N.A.	Corporation	700,000	Buy	(0.520)%	Jun 2012	(10,080)
Lehman Brothers	GMAC LLC	3,000,000	Sell	4.900%	Sep 2012	165,202
	Goldman Sachs
Wachovia Bank N.A.	Group, Inc.	1,100,000	Buy	(0.330)%	Mar 2016	11,452
Bear Stearns	Health Care Property
International, LTD.	Investors, Inc.	300,000	Buy	(0.610)%	Sep 2011	1,700
	International Lease
JP Morgan Chase Bank	Finance Corp.	1,100,000	Buy	(0.130)%	Mar 2012	7,401
Merrill Lynch	International Paper
International	Company	1,100,000	Buy	(0.500)%	Jun 2012	(5,150)
	International Paper
Deutsche Bank AG	Company	1,000,000	Buy	(0.700)%	Jun 2017	1,710
Deutsche Bank AG	Istar Financial, Inc.	1,200,000	Buy	(0.100)%	Mar 2008	11,294
	ItraXX Europe Hivol
Barclays Bank PLC	Series 6 Version 1	2,100,000	Buy	(0.850)%	Dec 2016	(10,810)
	ItraXX Europe Hivol
JP Morgan Chase Bank	Series 6 Version 1	800,000	Buy	(0.850)%	Dec 2016	(4,119)
	ItraXX Europe Hivol
HSBC BANK USA, N.A.	Series 6 Version 1	5,500,000	Buy	(0.850)%	Dec 2016	(28,318)
	ItraXX Europe Hivol
Barclays Bank PLC	Series 6 Version 1	2,400,000	Buy	(0.850)%	Dec 2016	(12,357)
	Johnson Controls,
BNP PARIBAS	Inc.	900,000	Buy	(0.240)%	Mar 2011	(3,052)
	JP Morgan Chase &
BNP PARIBAS	Co.	900,000	Buy	(0.310)%	Mar 2016	11,560

Credit Suisse
International	Kaupthing Banki HF	1,000,000	Buy	(0.490)%	Dec 2011	27,940
Royal Bank of Canada	Kraft Foods, Inc.	1,300,000	Buy	(0.170)%	Jun 2012	4,902
The Royal Bank of	Landsbanki Islands
Scotland PLC	HF	1,000,000	Buy	(0.330)%	Sep 2009	4,148
Bear Stearns	Lehman Brothers
International, LTD.	Holdings, Inc.	3,400,000	Sell	0.150%	Jun 2008	(11,621)
The Royal Bank of	Lehman Brothers
Scotland PLC	Holdings, Inc.	4,100,000	Sell	0.160%	Jun 2008	(13,717)
	Lockheed Martin
Bank of America N.A.	Corporation	1,100,000	Buy	(0.089)%	Jun 2012	3,688
Deutsche Bank AG	Loews Corporation	400,000	Buy	(0.330)%	Mar 2016	843
Morgan Stanley Capital
Services, Inc.	Masco Corporation	300,000	Buy	(0.580)%	Sep 2012	2,479
Bear Stearns	Meadwestvaco
International, LTD.	Corporation	1,500,000	Buy	(0.580)%	Jun 2012	1,800
Morgan Stanley Capital	Meadwestvaco
Services, Inc.	Corporation	1,400,000	Buy	(1.060)%	Jun 2017	1,104
Merrill Lynch	Merrill Lynch & Co.,
International	Inc.	1,200,000	Sell	0.150%	Jun 2008	(2,424)
UBS AG (Union Bank of
Switzerland)	Morgan Stanley	1,000,000	Buy	(0.290)%	Dec 2015	17,566
Bank of America N.A.	Morgan Stanley	1,100,000	Buy	(0.300)%	Dec 2015	18,593
Bear Stearns
International, LTD.	Morgan Stanley	4,700,000	Sell	0.140%	Jun 2008	(6,277)
The Royal Bank of	Nabors Industries,
Scotland PLC	Inc.	300,000	Buy	(0.470)%	Jun 2012	(2,242)
	Nabors Industries,
Deutsche Bank AG	Inc.	500,000	Buy	(0.459)%	Jun 2012	(3,503)
Deutsche Bank AG	National Grid PLC	1,700,000	Buy	(0.210)%	Jun 2011	3,223
	Nisource Finance
Bank of America N.A.	Corporation	400,000	Buy	(0.620)%	Sep 2009	(515)
Barclays Bank PLC	Noble Corporation	300,000	Buy	(0.530)%	Jun 2012	(1,612)
Bear Stearns
International, LTD.	Noble Corporation	300,000	Buy	(0.530)%	Jun 2012	(1,612)
Credit Suisse
International	Noble Corporation	2,900,000	Buy	(0.542)%	Jun 2012	(17,054)

Barclays Bank PLC	Progress Energy, Inc.	1,000,000	Buy	(0.105)%	Jun 2012	9,680
Bank of America N.A.	Pulte Homes, Inc.	2,500,000	Buy	(1.560)%	Jun 2017	300,455
Morgan Stanley Capital
Services, Inc.	Pulte Homes, Inc.	400,000	Buy	(1.630)%	Jun 2017	46,366
UBS AG (Union Bank of
Switzerland)	Republic of Turkey	100,000	Buy	(0.270)%	Sep 2010	(4,355)
Citibank N.A.	Russian Federation	2,900,000	Sell	0.240%	Feb 2008	(2,604)
Citibank N.A.	Russian Federation	200,000	Sell	0.250%	Jun 2008	(361)
Barclays Bank PLC	Ryder System, Inc.	1,100,000	Buy	(0.460)%	Dec 2016	10,130
HSBC BANK USA, N.A.	Sara Lee Corporation	800,000	Buy	(0.330)%	Sep 2011	(3,103)
Morgan Stanley Capital	Sealed Air
Services, Inc.	Corporation	1,200,000	Buy	(0.590)%	Sep 2013	9,076
The Royal Bank of
Scotland PLC	Supervalu, Inc.	800,000	Sell	2.450%	Sep 2012	46,472
Bear Stearns	Tate & Lyle Public
International, LTD.	Limited Company	400,000	Buy	(0.510)%	Dec 2014	8,228
	The Bear Stearns
Citibank N.A.	Companies, Inc.	5,000,000	Sell	0.160%	Jun 2008	(26,522)
	The Bear Stearns
Citibank N.A.	Companies, Inc.	1,600,000	Sell	0.160%	Jun 2008	(8,487)
	The Goldman Sachs
Deutsche Bank AG	Group, Inc.	3,400,000	Sell	0.120%	Jun 2008	(865)
Bank of America N.A.	Transocn, Inc.	800,000	Buy	(0.539)%	Jun 2017	5,661
Morgan Stanley Capital
Services, Inc.	Viacom, Inc.	300,000	Buy	(0.640)%	Jun 2011	(3,317)
Bear Stearns	Weyerhaeuser
International, LTD.	Company	3,000,000	Buy	(0.550)%	Jun 2012	6,696
Barclays Bank PLC	Wyeth	1,300,000	Buy	(0.100)%	Jun 2012	6,505
Merrill Lynch
International	Xerox Corporation	1,300,000	Buy	(0.130)%	Jan 2009	(1,046)
						$6,273,546
Managed
UBS AG	CDX.NA.IG.8	10,000,000	Sell	0.350%	Jun 2012	($29,347)

Real Return Bond
Barclays Bank	CDX HY-8 100	3,000,000	Buy	-2.75%	Jun 2012	$79,839

UBS	CDX HY-8 100	4,500,000	Sell	2.75%	Jun 2012	119,758
Morgan Stanley	CDX HY-8 100	2,200,000	Sell	2.30%	Jun 2012	49,747
Morgan Stanley	CDX HY-8 100	7,000,000	Sell	2.75%	Jun 2012	186,290
Barclays Bank	CDX HY-8 100	1,550,000	Sell	2.44%	Jun 2012	44,162
Barclays Bank	CDX HY-8 100	2,320,000	Sell	2.46%	Jun 2012	68,049
Morgan Stanley	CDX HY-8 100	2,020,000	Sell	2.75%	Jun 2012	53,758
Goldman Sachs	CDX HY-8 100	7,000,000	Sell	2.75%	Jun 2012	186,290
Citibank, N.A.	CDX IG-8 5Y	2,700,000	Sell	0.35%	Jun 2012	29,862
HSBC Bank USA	CDX XO8	100,000	Sell	1.40%	Jun 2012	2,104
	Chesapeake Energy
Barclays Bank	Corporation	200,000	Sell	1.04%	Jun 2012	(446)
Lehman Brothers Special	Chesapeake Energy
Financing	Corporation	300,000	Sell	1.01%	Jun 2012	(1,043)
	Chesapeake Energy
Barclays Bank	Corporation	300,000	Sell	0.97%	Jun 2012	(1,541)
	Chesapeake Energy
BNP Paribas	SP	1,500,000	Buy	-1.55%	Sep 2012	27,075
Credit Suisse	Ford Motor Credit
International	Company	2,800,000	Sell	1.40%	Sep 2008	(35,884)
	Ford Motor Credit
Barclays Bank	Company	900,000	Sell	3.80%	Sep 2012	(3,704)
	Ford Motor Credit
Bank of America	Company	500,000	Sell	3.80%	Sep 2012	(2,058)
HSBC Bank USA	Glitnir Banki HF.	1,000,000	Buy	-0.29%	Jun 2012	19,822
Lehman Brothers Special
Financing	GMAC	1,100,000	Buy	-4.85%	Sep 2012	(58,636)
Barclays Bank	GMAC	300,000	Buy	-4.25%	Sep 2008	(3,323)
Citibank, N.A.	GMAC	5,800,000	Sell	7.35%	Sep 2012	820,095
Lehman Brothers Special
Financing	GMAC	600,000	Sell	6.85%	Jun 2012	72,027
Merrill Lynch
International	GMAC	700,000	Sell	7.00%	Sep 2012	90,344
Credit Suisse
International	GMAC	1,700,000	Sell	1.43%	Sep 2008	(25,789)

The Royal Bank of
Scotland	GMAC	1,100,000	Sell	1.40%	Sep 2008	(16,943)
Deutsche Bank AG	GMAC	1,200,000	Sell	3.05%	Sep 2012	(12,144)
Credit Suisse
International	GMAC	200,000	Sell	3.05%	Sep 2012	(2,024)
Bank of America	Goldman Sachs	1,000,000	Sell	0.72%	Sep 2012	12,322
Goldman Sachs	Goldman Sachs	700,000	Sell	0.80%	Sep 2012	11,102
Deutsche Bank AG	Goldman Sachs	800,000	Sell	0.75%	Sep 2012	10,919
Citibank, N.A.	Goldman Sachs, Inc.	1,300,000	Sell	0.39%	Dec 2012	3,582
Bank of America	Goldman Sachs, Inc.	1,000,000	Sell	0.40%	Dec 2012	2,294
Bear Stearns	Indonesia SP	2,700,000	Sell	0.51%	Dec 2008	(1,663)
	Lehman Brothers
Deutsche Bank AG	Holdings	300,000	Sell	1.12%	Sep 2012	3,672
	Lehman Brothers
Deutsche Bank AG	Holdings	700,000	Sell	0.66%	Sep 2012	(5,458)
Lehman Brothers Special
Financing	Masco Corp.	3,300,000	Sell	0.87%	Dec 2012	(10,630)
Bear Stearns	Masco Corp.	1,500,000	Sell	0.84%	Dec 2012	(2,773)
Lehman Brothers Special
Financing	Nordstrom, Inc.	1,900,000	Sell	0.27%	Sep 2012	(4,284)
Credit Suisse
International	Nordstrom, Inc.	7,300,000	Sell	0.26%	Sep 2012	(13,225)
Goldman Sach	Panama SP BRC	2,600,000	Sell	0.30%	Dec 2008	(3,820)
Citibank	Peru SP BRC	1,300,000	Sell	0.35%	Dec 2008	(864)
BNP Paribas	Peru SP LSI	1,300,000	Sell	0.37%	Dec 2008	(552)
Deutsche Bank AG	Russian Federation	1,000,000	Sell	0.24%	Feb 2008	(898)
Barclays Bank	Russian Federation	1,300,000	Sell	0.33%	Dec 2008	(3,046)
Bank of America	Russian Federation	1,300,000	Sell	0.33%	Dec 2008	(2,968)
Bank of America	Russian Federation	1,000,000	Sell	0.28%	Nov 2007	(231)

	The Bear Stearns
Goldman Sachs	Companies	1,400,000	Sell	0.72%	Sep 2012	(10,888)
Morgan Stanley	Ukraine SP	1,300,000	Sell	0.78%	Dec 2008	(297)
UBS AG	Ukraine SP	1,300,000	Sell	0.79%	Dec 2008	(141)
						$1,667,840

Spectrum Income
	Compagnie St
J.P. Morgan Chase	Gobain	60,000	Buy	0.24%	June 2012	767
J.P. Morgan Chase	Fiat FIN	50,000	Sell	0.58%	June 2012	(135)
	Beidelberg Cement
J.P. Morgan Chase	AG	60,000	Sell	0.38%	June 2012	2,074
	Hellenic Tele Org
J.P. Morgan Chase	CDS	100,000	Buy	0.46%	Dec 2012	-
J.P. Morgan Chase	Holcim LTD	60,000	Buy	(0.240%)	June 2012	652
J.P. Morgan Chase	Itraxx Ser	140,000	Sell	0.40%	June 2012	(608)
J.P. Morgan Chase	Kelda Group	100,000	Buy	(0.240%)	June 2012	(189)
J.P. Morgan Chase	Telia AB	100,000	Buy	(0.300%)	June 2012	(394)
J.P. Morgan Chase	United Utilities	100,000	Buy	(0.240%)	June 2012	(31)
						$2,136

Total Return
Deutsche Bank	CDX.EM.7	4,100,000	Sell	1.25%	Jun 2012	($24,580)
Lehman Brothers	CDX.EM.8	12,900,000	Sell	1.75%	Dec 2012	122,442
	CDX.NA.HY 25-
Merrill Lynch	35%	1,000,000	Buy	2.07%	Jun 2012	12,954
	CDX.NA.HY 25-
Merrill Lynch	35%	2,000,000	Sell	1.83%	Jun 2012	6,002
Citigroup	CDX.NA.HY.8	2,100,000	Sell	0.401%	Jun 2012	(15,986)
Morgan Stanley	CDX.NA.HY.8	1,000,000	Sell	2.08%	Jun 2012	13,374
Morgan Stanley	CDX.NA.HY.8	600,000	Sell	2.17%	Jun 2012	10,292
Citibank, N.A.	CDX.NA.HY.8	900,000	Sell	2.14%	Jun 2012	14,455
Citibank, N.A.	CDX.NA.HY.8	500,000	Sell	2.18%	Jun 2012	8,766
Citigroup	CDX.NA.IG.8	8,500,000	Sell	0.355%	Jun 2012	(81,345)
Citigroup	CDX.NA.IG.8	5,000,000	Sell	0.36%	Jun 2012	(46,786)
	Federative Republic
Merrill Lynch	of Brazil	1,000,000	Sell	1.95%	Apr 2016	53,335
	Ford Motor Credit
Barclays Bank	Company	2,500,000	Sell	4.15%	Sep 2012	20,638
Bank of New York	Ford Motor Credit SP	700,000	Sell	0.95%	Dec 2007	(1,866)
Deutsche Bank	Ford Motor Credit SP	1,100,000	Sell	5.65%	Sep 2012	67,397

Barclays Bank	Ford Motor Credit SP	500,000	Sell	5.80%	Sep 2012	33,286
Lehman Brothers	Ford Motor Credit SP	2,500,000	Sell	6.10%	Sep 2012	192,935
JP Morgan Chase	Ford Motor Credit SP	600,000	Sell	0.95%	Dec 2007	(1,599)
JP Morgan Chase	Ford Motor Credit SP	800,000	Sell	0.95%	Dec 2007	(2,132)
Deutsche Bank	GMAC LLC	1,400,000	Sell	4.00%	Sep 2012	32,696
Barclays Bank	GMAC LLC	1,900,000	Sell	4.80%	Sep 2012	97,932
Barclays Bank	GMAC LLC SP	2,500,000	Buy	3.65%	Sep 2012	27,554
Citibank, N.A.	GMAC LLC SP	1,000,000	Sell	3.72%	Sep 2012	13,488
Merrill Lynch	GMAC SP	4,000,000	Sell	1.85%	Sep 2009	(89,473)
Lehman Brothers	Indonesia SL LSI	1,300,000	Sell	0.40%	Dec 2008	(2,526)
Lehman Brothers	Republic of Panama	1,000,000	Sell	1.17%	Apr 2017	(9,780)
JP Morgan Chase	Republic of Panama	700,000	Sell	1.25%	Jan 2017	(2,098)
HSBC	Republic of Panama	1,400,000	Sell	0.76%	Jan 2012	(1,536)
Morgan Stanley	Russian Federation	700,000	Sell	0.25%	Jun 2008	(1,262)
Deutsche Bank	Russian Federation	7,000,000	Sell	0.26%	Dec 2007	(2,870)
Morgan Stanley	Russian Federation	5,000,000	Sell	0.31%	Dec 2008	(12,920)
HSBC	Ukraine SP	8,100,000	Sell	0.73%	Apr 2009	(18,236)
Lehman Brothers	United Mexican SP	700,000	Sell	0.92%	Mar 2016	13,944
HSBC	United Mexican SP	2,000,000	Sell	0.18%	May 2009	(2,006)
Barclays Bank	United Mexican SP	1,000,000	Sell	0.39%	Jan 2012	(2,222)
						$422,265

Forward Foreign Currency Contracts All Portfolios, with the exception of Lifestyle Portfolios, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Portfolio on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the

Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At September 30, 2007, certain Portfolios entered into forward foreign currency contracts, which contractually obligate the Portfolios to deliver currencies at future dates. Open forward foreign currency contracts as of September 30, 2007 were as follows:

		Principal Amount		Unrealized
		Covered by	Settlement	Appreciation
Portfolio	Currency	Contract	Date	(Depreciation)

Active Bond	Sells

	Canadian Dollar	1,321,379	Jan 2008	($35,287)

				($35,287)

Global Allocation	Buys

	Euro	540,000	Nov 2007	$25,663
	Euro	6,760,000	Nov 2007	448,102
	Japanese Yen	667,966,898	Nov 2007	242,087
	Japanese Yen	4,337,000,000	Nov 2007	1,443,604
	Pound Sterling	350,000	Nov 2007	314
	Singapore Dollar	5,265,000	Nov 2007	77,400
	Swedish Krona	120,930,000	Nov 2007	869,941
	Swiss Franc	24,235,000	Nov 2007	865,511

				$3,972,622

	Sells

	Australian Dollar	243,458	Oct 2007	$19
	Australian Dollar	1,627,064	Nov 2007	(130,309)
	Canadian Dollar	1,935,293	Nov 2007	(164,160)

	Euro	36,852,241	Nov 2007	(1,883,756)
	Euro	9,800,568	Nov 2007	(292,715)
	Japanese Yen	2,398,543	Nov 2007	(47,431)
	Japanese Yen	3,335,071	Nov 2007	28,633
	Pound Sterling	12,415,556	Nov 2007	(430,820)
	Pound Sterling	1,413,706	Nov 2007	(11,407)
	Pound Sterling	1,797,315	Nov 2007	(14,614)
	Swiss Franc	1,845,343	Nov 2007	(52,022)

				($2,998,582)

Global Bond	Buys

	Australian Dollar	3,969,000	Oct 2007	$27,661
	Australian Dollar	160,515	Oct 2007	10,322
	Australian Dollar	7,424,724	Oct 2007	40,282
	Australian Dollar	13,814,263	Oct 2007	170,912
	Australian Dollar	3,172,000	Oct 2007	147,104
	Brazilian Real	4,518,516	Oct 2007	151,786
	Brazilian Real	14,103,860	Oct 2007	754,818
	Brazilian Real	20,267,090	Oct 2007	1,091,864
	Brazilian Real	4,035,937	Oct 2007	183,226
	Brazilian Real	3,368,892	Nov 2007	73,411
	Brazilian Real	4,567,671	Mar 2008	196,803
	Brazilian Real	19,632,573	Mar 2008	507,874
	Brazilian Real	4,452,314	Mar 2008	239,229
	Brazilian Real	548,940	Jul 2008	10,780
	Brazilian Real	17,881,960	Jul 2008	566,912
	Canadian Dollar	9,039,000	Nov 2007	160,467
	Chilean Peso	102,553,000	Nov 2007	13,388

Chilean Peso	57,900,000	Mar 2008	3,404
Chinese Yuan
Renminbi	18,591,580	Nov 2007	7,752
Chinese Yuan
Renminbi	21,572,850	Nov 2007	9,960
Chinese Yuan
Renminbi	50,196,400	Nov 2007	43,962
Chinese Yuan
Renminbi	13,151,906	Jan 2008	2,628
Chinese Yuan
Renminbi	6,288,725	Jan 2008	1,528
Chinese Yuan
Renminbi	5,029,819	Jan 2008	72
Chinese Yuan
Renminbi	26,015,500	Jan 2008	22,644
Chinese Yuan
Renminbi	76,386,409	Jan 2008	(21,726)
Chinese Yuan
Renminbi	42,292,187	Jan 2008	(6,290)
Chinese Yuan
Renminbi	6,753,539	Jan 2008	(647)
Chinese Yuan
Renminbi	5,029,820	Jan 2008	(316)
Chinese Yuan
Renminbi	6,502,205	Jan 2008	2,435
Chinese Yuan
Renminbi	20,278,300	Mar 2008	(6,803)
Chinese Yuan
Renminbi	15,093,448	Mar 2008	(6,867)
Chinese Yuan
Renminbi	17,479,182	Mar 2008	4,398
Chinese Yuan
Renminbi	48,093,002	Mar 2008	(1,952)

Chinese Yuan
Renminbi	11,913,664	Mar 2008	5,275
Chinese Yuan
Renminbi	26,132,792	Jul 2008	30,794
Chinese Yuan
Renminbi	19,714,211	Jul 2008	24,173
Chinese Yuan
Renminbi	9,197,120	Mar 2009	15,124
Danish Kroner	2,884,000	Dec 2007	21,835
Euro	1,209,000	Oct 2007	66,505
Euro	42,000,000	Oct 2007	2,407,867
Euro	26,024,000	Oct 2007	844,810
Euro	2,647,000	Oct 2007	151,192
Euro	163,227,000	Oct 2007	10,249,971
Indian Rupee	39,425,000	May 2008	18,779
Indian Rupee	37,556,260	May 2008	27,669
Indian Rupee	99,857,920	May 2008	71,792
Indian Rupee	137,094,825	May 2008	92,454
Japanese Yen	28,119,135,000	Oct 2007	12,194,301
Malaysian Ringgit	13,390,834	May 2008	32,635
Malaysian Ringgit	6,419,358	May 2008	31,876
Malaysian Ringgit	37,627,520	May 2008	(23,169)
Malaysian Ringgit	7,536,400	May 2008	(31,397)
Mexican Peso	102,700,262	Mar 2008	166,619
Mexican Peso	6,902,388	Mar 2008	(8,073)
New Zealand Dollar	12,700,000	Oct 2007	771,982
New Zealand Dollar	5,900,000	Oct 2007	248,364
Norwegian Krone	28,583,709	Oct 2007	89,466
Norwegian Krone	22,869,004	Oct 2007	40,687
Norwegian Krone	28,584,000	Dec 2007	(17,270)

Norwegian Krone	4,683,000	Dec 2007	31,435
Norwegian Krone	25,942,000	Dec 2007	326,336
Polish Zloty	574,000	Jul 2008	6,972
Pound Sterling	158,000	Nov 2007	3,339
Pound Sterling	280,000	Nov 2007	8,599
Pound Sterling	336,000	Nov 2007	13,229
Pound Sterling	16,403,000	Nov 2007	446,991
Singapore Dollar	2,922,000	May 2008	46,318
South African Rand	1,071,000	Jul 2008	6,356
South Korean Won	282,286,000	Jan 2008	(198)
South Korean Won	1,189,781,800	Jan 2008	10,285
South Korean Won	7,579,352,274	May 2008	149,196
South Korean Won	2,191,823,336	May 2008	60,949
South Korean Won	149,241,269	Aug 2008	2,540
South Korean Won	81,488,000	Aug 2008	1,638
Swedish Krona	19,453,088	Oct 2007	29,249
Swedish Krona	38,312,165	Oct 2007	57,605
Swedish Krona	60,140,000	Dec 2007	(44,488)
Swedish Krona	6,889,000	Dec 2007	33,707
Swedish Krona	35,752,000	Dec 2007	340,052
Taiwan Dollar	27,128,188	Oct 2007	6,120
Taiwan Dollar	34,057,412	Oct 2007	6,894
Taiwan Dollar	33,618,775	Nov 2007	15,055
Taiwan Dollar	27,479,218	Nov 2007	11,167

			$33,494,628

Sells

Australian Dollar	8,846,435	Oct 2007	($623,903)

Australian Dollar	4,322,671	Oct 2007	(276,285)
Australian Dollar	4,371,382	Oct 2007	(24,939)
Brazilian Real	4,025,000	Oct 2007	(267,088)
Brazilian Real	4,878,000	Oct 2007	(190,484)
Brazilian Real	3,912,407	Oct 2007	(404,489)
Brazilian Real	9,146,783	Oct 2007	(619,444)
Canadian Dollar	275,532	Nov 2007	(1,621)
Canadian Dollar	236,551	Nov 2007	(434)
Canadian Dollar	5,179,633	Nov 2007	(25,004)
Chinese Yuan
Renminbi	5,368,858	Nov 2007	(22,854)
Chinese Yuan
Renminbi	6,718,383	Nov 2007	(25,579)
Chinese Yuan
Renminbi	4,493,243	Jan 2008	(25,115)
Chinese Yuan
Renminbi	20,720,958	Jan 2008	(142,476)
Chinese Yuan
Renminbi	15,351,886	Mar 2008	(82,165)
Chinese Yuan
Renminbi	3,173,022	Jul 2008	(24,599)
Chinese Yuan
Renminbi	3,172,803	Jul 2008	(24,818)
Chinese Yuan
Renminbi	1,312,187	Mar 2009	(14,937)
Euro	5,191,658	Oct 2007	(33,865)
Euro	2,975,161	Oct 2007	(20,806)
Euro	5,859,473	Oct 2007	(44,301)
Euro	4,184,554	Oct 2007	(14,459)
Euro	1,526,927	Oct 2007	(7,157)
Euro	11,889,709	Oct 2007	(424,362)

	Euro	25,047,917	Oct 2007	(640,999)
	Euro	6,530,000	Oct 2007	(31,559)
	Japanese Yen	3,484,584	Oct 2007	(28,974)
	Japanese Yen	2,595,000	Oct 2007	(72,182)
	Japanese Yen	6,733,000	Oct 2007	(13,074)
	Japanese Yen	26,330,940	Oct 2007	(158,551)
	Japanese Yen	1,991,000	Oct 2007	3,263
	Japanese Yen	2,139,000	Oct 2007	(100,367)
	Japanese Yen	2,522,000	Oct 2007	(68,171)
	Japanese Yen	469,299,575	Oct 2007	1,772,100
	Mexican Peso	6,485,000	Mar 2008	(64,961)
	New Zealand Dollar	9,377,346	Oct 2007	(263,228)
	New Zealand Dollar	4,295,578	Oct 2007	(389,091)
	Norwegian Krone	5,297,660	Oct 2007	16,537
	Polish Zloty	205,233	Mar 2008	(18,291)
	Pound Sterling	1,245,601	Nov 2007	(9,345)
	Swedish Krona	9,330,752	Oct 2007	43,009
	Taiwan Dollar	1,015,888	Oct 2007	(14,632)
	Taiwan Dollar	834,347	Oct 2007	(10,662)

				($3,390,362)

Global Real Estate	Buys

	Pound Sterling	3,199,000	Oct 2007	$72,197

				$72,197

	Sells

	Australian Dollar	36,030,779	Oct 2007	($1,021,536)
	Brazilian Real	3,914,009	Oct 2007	(123,602)

	Canadian Dollar	6,108,946	Oct 2007	(28,494)
	Euro	75,115,317	Oct 2007	(408,238)
	Hon Kong Dollar	56,793,478	Oct 2007	(88,064)
	Japanese Yen	70,746,751	Oct 2007	305,974
	Norwegian Krone	2,677,760	Oct 2007	(54,064)
	Phillippine Peso	2,625,259	Oct 2007	(11,137)
	Pound Sterling	55,154,970	Oct 2007	(860,585)
	Singapore Dollar	19,014,516	Oct 2007	(267,702)
	South African Rand	3,003,382	Oct 2007	(79,527)

				($2,636,975)

High Income	Sells

	Pound Sterling	957,168	Jan 2008	($18,349)

				($18,349)

Income and Value	Buys

	Euro	647,533	Oct 2007	$21,120
	Japanese Yen	108,379,200	Oct 2007	9,170

				$30,290

	Sells

	Euro	936,281	Oct 2007	($16,922)

				($16,922)

International Core	Buys

	Euro	7,463,117	Nov 2007	$540,876
	Euro	4,471,000	Nov 2007	174,370
	Euro	11,176,000	Nov 2007	695,641
	Japanese Yen	1,074,847,000	Nov 2007	194,979

Japanese Yen	823,422,060	Nov 2007	(67,133)
Japanese Yen	823,422,060	Nov 2007	(26,892)
Japanese Yen	823,422,060	Nov 2007	(47,637)
Japanese Yen	823,422,060	Nov 2007	(27,502)
Japanese Yen	823,422,060	Nov 2007	(39,978)
Japanese Yen	823,422,060	Nov 2007	(16,931)
Japanese Yen	823,422,060	Nov 2007	(52,113)
New Zealand Dollar	1,673,016	Nov 2007	105,284
New Zealand Dollar	1,673,016	Nov 2007	100,040
New Zealand Dollar	1,673,016	Nov 2007	101,374
New Zealand Dollar	8,982,000	Nov 2007	(11,824)
New Zealand Dollar	1,673,016	Nov 2007	106,092
New Zealand Dollar	1,673,016	Nov 2007	102,662
New Zealand Dollar	1,673,016	Nov 2007	101,571
New Zealand Dollar	1,673,016	Nov 2007	101,374
Norwegian Krone	4,628,267	Nov 2007	72,848
Norwegian Krone	4,628,267	Nov 2007	74,362
Norwegian Krone	4,628,267	Nov 2007	73,164
Norwegian Krone	4,628,267	Nov 2007	72,794
Norwegian Krone	4,628,267	Nov 2007	73,322
Norwegian Krone	4,628,267	Nov 2007	74,599
Norwegian Krone	4,628,267	Nov 2007	73,915
Pound Sterling	2,848,000	Nov 2007	27,684
Pound Sterling	758,000	Nov 2007	30,833
Swedish Krona	43,844,863	Nov 2007	436,293
Swedish Krona	43,844,863	Nov 2007	424,751
Swedish Krona	43,844,863	Nov 2007	438,939
Swedish Krona	43,844,863	Nov 2007	435,359

Swedish Krona	43,844,863	Nov 2007	423,857
Swedish Krona	43,844,863	Nov 2007	422,362
Swedish Krona	43,844,863	Nov 2007	427,818
Swiss Franc	18,680,834	Nov 2007	468,144
Swiss Franc	18,680,834	Nov 2007	487,222
Swiss Franc	18,680,834	Nov 2007	474,327
Swiss Franc	18,680,834	Nov 2007	490,962
Swiss Franc	18,680,834	Nov 2007	469,121
Swiss Franc	18,680,834	Nov 2007	480,868
Swiss Franc	18,680,834	Nov 2007	486,417

			$8,974,214

Sells

Australian Dollar	1,662,374	Nov 2007	($181,539)
Australian Dollar	4,087,973	Nov 2007	(144,565)
Australian Dollar	1,673,071	Nov 2007	(170,843)
Australian Dollar	1,666,511	Nov 2007	(177,403)
Australian Dollar	1,666,386	Nov 2007	(177,528)
Australian Dollar	7,366,695	Nov 2007	(517,964)
Australian Dollar	1,666,929	Nov 2007	(176,985)
Australian Dollar	1,673,349	Nov 2007	(170,565)
Australian Dollar	1,661,105	Nov 2007	(182,809)
Canadian Dollar	1,306,719	Nov 2007	(80,484)
Canadian Dollar	1,308,749	Nov 2007	(78,453)
Canadian Dollar	1,307,312	Nov 2007	(79,890)
Canadian Dollar	6,278,763	Nov 2007	(367,425)
Canadian Dollar	1,306,175	Nov 2007	(81,027)
Canadian Dollar	1,304,595	Nov 2007	(82,607)

Canadian Dollar	1,306,547	Nov 2007	(80,655)
Canadian Dollar	1,307,591	Nov 2007	(79,611)
Danish Krone	531,585	Nov 2007	(28,071)
Danish Krone	531,797	Nov 2007	(27,860)
Danish Krone	531,613	Nov 2007	(28,043)
Danish Krone	531,859	Nov 2007	(27,797)
Danish Krone	531,440	Nov 2007	(28,217)
Euro	13,884,845	Nov 2007	(750,632)
Euro	13,899,641	Nov 2007	(735,835)
Euro	13,891,323	Nov 2007	(744,154)
Euro	13,612,420	Nov 2007	(422,138)
Euro	13,897,543	Nov 2007	(737,933)
Euro	13,880,938	Nov 2007	(754,539)
Euro	13,897,461	Nov 2007	(738,015)
Euro	13,886,696	Nov 2007	(748,781)
Hong Kong Dollar	549,484	Nov 2007	(2,411)
Hong Kong Dollar	549,710	Nov 2007	(2,185)
Hong Kong Dollar	549,671	Nov 2007	(2,224)
Hong Kong Dollar	549,470	Nov 2007	(2,425)
Norwegian Krone	4,288,149	Nov 2007	(265,493)
Norwegian Krone	4,288,374	Nov 2007	(264,161)
Pound Sterling	6,415,993	Nov 2007	(188,495)
Pound Sterling	6,433,455	Nov 2007	(171,033)
Pound Sterling	6,423,453	Nov 2007	(181,035)
Pound Sterling	6,427,280	Nov 2007	(177,208)
Pound Sterling	6,425,334	Nov 2007	(179,154)
Pound Sterling	6,436,819	Nov 2007	(167,670)
Pound Sterling	6,423,381	Nov 2007	(181,107)

	Pound Sterling	8,321,911	Nov 2007	(41,244)
	Swiss Franc	2,354,151	Nov 2007	(28,709)

				($10,456,922)

International Equity
Index A	Buys

	Australian Dollar	371,000	Dec 2007	$5,720
	Canadian Dollar	387,000	Dec 2007	1,896
	Euro	1,675,000	Dec 2007	13,698
	Pound Sterling	912,000	Dec 2007	19,913
	Hong Kong Dollar	788,000	Dec 2007	(24)
	Japanese Yen	185,000,000	Dec 2007	(8,778)
	Swedish Krona	1,400,000	Dec 2007	1,197

				$33,622

International Equity
Index B	Buys

	Australian Dollar	247,000	Dec 2007	$3,808
	Canadian Dollar	254,000	Dec 2007	1,245
	Euro	1,106,000	Dec 2007	9,045
	Pound Sterling	798,000	Dec 2007	17,424
	Hong Kong Dollar	1,766,000	Dec 2007	(53)
	Japanese Yen	185,000,000	Dec 2007	(8,778)
	Swedish Krona	1,400,000	Dec 2007	1,197

				$23,888

Investment Quality
Bond	Buys

	Mexican Peso	6,260,000	Dec 2007	($841)

				($841)

	Sells

	Brazilian Real	8,638,882	Dec 2007	($605,456)
	Mexican Peso	562,469	Dec 2007	(7,119)

				($612,575)

Overseas Equity	Buys

	Japanese Yen	330,087,384	Dec 2007	($34,207)

				($34,207)

	Sells

	Japanese Yen	2,901,000	Dec 2007	$6,771

				$6,771

Real Return Bond	Buys

	Brazilian Real	608,888	Oct 2007	$7,780
	Brazilian Real	7,401,395	Oct 2007	99,164
	Brazilian Real	9,436,284	Oct 2007	175,285
	Brazilian Real	17,802,631	Oct 2007	272,372
	Brazilian Real	746,729	Nov 2007	7,671
	Brazilian Real	171,810	Nov 2007	1,568
	Brazilian Real	745,931	Nov 2007	7,236
	Brazilian Real	746,529	Nov 2007	7,562
	Brazilian Real	8,271,050	Mar 2008	149,737
	Brazilian Real	35,249,198	Mar 2008	1,228,249
	Brazilian Real	972,231	Mar 2008	9,050
	Brazilian Real	9,194,400	Mar 2008	146,490

Chinese Yuan
Renminbi	14,131,443	Jan 2008	22,476
Chinese Yuan
Renminbi	70,021,485	Jan 2008	96,300
Chinese Yuan
Renminbi	10,116,828	Mar 2008	2,546
Chinese Yuan
Renminbi	24,759,630	Mar 2008	11,049
Chinese Yuan
Renminbi	6,895,840	Mar 2008	3,053
Chinese Yuan
Renminbi	24,910,225	Mar 2009	68,992
Chinese Yuan
Renminbi	31,373,250	Mar 2009	102,092
Chinese Yuan
Renminbi	12,513,900	Mar 2009	35,729
Euro	159,000	Oct 2007	9,207
Mexican Peso	30,285,657	Mar 2007	(32,391)
Mexican Peso	47,290,259	Mar 2007	(55,261)
Mexican Peso	47,962,558	Mar 2008	(55,525)
Mexican Peso	118,126,159	Jul 2008	45,266
Mexican Peso	1,131,705	Jul 2008	236
Mexican Peso	2,512,048	Jul 2008	713
Mexican Peso	2,813,208	Jul 2008	653
Mexican Peso	84,011,671	Jul 2008	11,192
Mexican Peso	4,976,650	May 2008	3,575
Polish Zloty	8,181,640	Jul 2008	66,599
Singapore Dollar	2,354,340	Oct 2007	16,520
Singapore Dollar	1,794,946	Oct 2007	15,928
Singapore Dollar	277,302	Feb 2008	2,367
Singapore Dollar	915,363	May 2008	13,856

Singapore Dollar	1,410,977	May 2008	19,551
South Korean Won	91,060,000	Jan 2008	(64)
South Korean Won	943,190,000	Jan 2008	7,126
South Korean Won	77,127,500	Jan 2008	(166)
South Korean Won	718,330,944	May 2008	19,412
South Korean Won	715,581,006	May 2008	19,914

			$2,563,109

Sells

Chinese Yuan
Renminbi	842,009	Dec 2007	($28,340)
Chinese Yuan
Renminbi	3,020,000	Jan 2008	9,700
Chinese Yuan
Renminbi	1,907,654	Jan 2008	(1,674)
Chinese Yuan
Renminbi	6,479,654	Jan 2008	4,507
Chinese Yuan
Renminbi	1,635,950	Mar 2008	(2,853)
Chinese Yuan
Renminbi	4,048,000	Mar 2008	426
Chinese Yuan
Renminbi	26,142	Mar 2008	(130)
Chinese Yuan
Renminbi	3,863,000	Mar 2009	(36,171)
Chinese Yuan
Renminbi	1,944,910	Mar 2009	(25,227)
Chinese Yuan
Renminbi	4,029,000	Mar 2009	(29,004)
Euro	7,322,055	Oct 2007	(298,165)
Euro	18,077,626	Oct 2007	(844,238)

	Japanese Yen	13,070,703	Oct 2007	(163,921)
	Japanese Yen	30,979,460	Oct 2007	122,394
	Singapore Dollar	612,119	Oct 2007	(14,204)
	Singapore Dollar	940,485	Oct 2007	(19,712)

				(1,326,612)

Spectrum Income	Buys

	Australian Dollar	317,920	Nov 2007	$21,689
	Brazilian Real	623,745	Oct 2007	6,844
	Brazilian Real	395,970	Nov 2007	14,264
	Canadian Dollar	1,872,031	Nov 2007	14,798
	Czech Koruna	4,508,860	Nov 2007	12,631
	Danish Kroner	3,299,836	Nov 2007	22,627
	Euro	444,191	Nov 2007	12,854
	Hungarian Forint	51,477,303	Nov 2007	26,498
	Indonesian Rupiah	12,545,330,000	Nov 2007	(26,200)
	Indonesian Rupiah	203,830,000	Oct 2007	242
	Indonesian Rupiah	2,000,000,000	Oct 2007	(238)
	Japanese Yen	1,176,932,066	Nov 2007	(84,454)
	Mexican Peso	24,200,000	Nov 2007	5,471
	Norwegian Krone	1,673,376	Nov 2007	27,062
	Polish Zloty	5,181,302	Nov 2007	69,438
	Polish Zloty	3,578,014	Nov 2007	11,123
	Pound Sterling	711,298	Nov 2007	30,554
	Singapore Dollar	521,438	Nov 2007	9,656
	South African Rand	214,226	Nov 2007	971
	South Korean Won	2,823,444,400	Nov 2007	77,492
	Swedish Krona	14,044,050	Nov 2007	151,879

Taiwan Dollar	30,289,460	Nov 2007	6,511
Turkish Lira	300,000	Oct 2007	21,425

			$433,137

Sells

Australian Dollar	96,000	Nov 2007	($8,509)
Brazilian Real	1,695,224	Nov 2007	(143,837)
Brazilian Real	1,336,000	Oct 2007	(74,466)
Brazilian Real	1,143,000	Nov 2007	(130,430)
Brazilian Real	1,242,842	Nov 2007	(53,189)
Brazilian Real	1,045,000	Dec 2007	(13,170)
Canadian Dollar	181,373	Nov 2007	(10,967)
Danish Krone	91,000	Nov 2007	(3,695)
Euro	1,702,180	Nov 2007	(47,452)
Euro	3,358,174	Nov 2007	(129,172)
Indonesian Rupiah	22,289	Oct 2007	47
Indonesian Rupiah	1,368,830	Nov 2007	3,030
Japanese Yen	2,327,462	Nov 2007	(10,314)
Malaysian Ringgit	1,655,000	Nov 2007	(36,785)
Mexican Peso	992,704	Nov 2007	(15,058)
Mexican Peso	950,495	Nov 2007	(34,025)
Mexican Peso	3,779,178	Nov 2007	(52,182)
Mexican Peso	2,126,486	Nov 2007	(33,059)
Polish Zloty	1,537,114	Oct 2007	(83,282)
Polish Zloty	1,666,372	Nov 2007	(6,554)
Pound Sterling	54,000	Nov 2007	(605)
South African Rand	219,658	Nov 2007	(18,575)
Swedish Krona	1,433,593	Nov 2007	(93,023)

	Turkish Lira	74,571	Oct 2007	(7,978)
	Turkish Lira	1,456,268	Oct 2007	(152,561)
	Turkish Lira	3,080,491	Nov 2007	(403,167)

				($1,558,978)

Strategic Income	Buys

	Australian Dollar	20,921,000	Jan 2008	$907,723
	Australian Dollar	12,700,000	Jan 2008	252,279
	Canadian Dollar	2,890,000	Sep 2007	101,760
	Canadian Dollar	17,253,380	Jan 2008	338,505
	Canadian Dollar	9,800,000	Jan 2008	99,242
	Canadian Dollar	5,822,450	Jan 2008	101,177
	Canadian Dollar	11,642,807	Jan 2008	200,251
	Euro	30,300,000	Jan 2008	828,711
	Pound Sterling	3,400,000	Jan 2008	98,068
	Pound Sterling	4,260,000	Jan 2008	109,796
	Pound Sterling	5,120,000	Jan 2008	123,684
	New Zealand Dollar	35,620,000	Jan 2008	1,141,164

				$4,302,360

	Sells

	Australian Dollar	23,353,450	Jan 2008	($55,078)
	Australian Dollar	10,969,117	Jan 2008	(210,496)
	Canadian Dollar	16,675,000	Jan 2008	(94,467)
	Canadian Dollar	23,243,447	Jan 2008	(272,546)
	Canadian Dollar	88,558,943	Jan 2008	(2,268,137)
	Euro	14,264,068	Jan 2008	(122,054)
	Pound Sterling	12,808,672	Jan 2008	(402,732)

	Pound Sterling	17,125,626	Jan 2008	(191,475)
	Pound Sterling	10,293,475	Jan 2008	(113,046)
	New Zealand Dollar	1,615,240	Jan 2008	(29,521)
	New Zealand Dollar	24,293,080	Jan 2008	(527,857)
	New Zealand Dollar	20,302,458	Jan 2008	(1,322,410)

				($5,609,819)

Total Return	Buys

	Australian Dollar	6,597,000	Oct 2007	$400,434
	Australian Dollar	2,908,888	Oct 2007	154,595
	Australian Dollar	1,270,800	Oct 2007	15,723
	Brazilian Real	125,188	Oct 2007	7,923
	Brazilian Real	59,817,614	Oct 2007	2,888,805
	Brazilian Real	10,632,276	Oct 2007	449,814
	Brazilian Real	5,749,105	Oct 2007	383,168
	Brazilian Real	13,567,766	Oct 2007	721,452
	Brazilian Real	26,310,754	Oct 2007	1,151,734
	Brazilian Real	116,202,703	Oct 2007	272,645
	Brazilian Real	27,685,443	Mar 2008	2,066,558
	Brazilian Real	14,335,561	Mar 2008	776,486
	Brazilian Real	116,202,703	Mar 2008	2,680,973
	Canadian Dollar	6,081,000	Nov 2007	107,955
	Canadian Dollar	1,218,000	Nov 2007	6,171
	Chilean Peso	433,084,250	Mar 2008	23,826
	Chinese Yuan
	Renminbi	19,207,895	Nov 2007	30,069
	Chinese Yuan
	Renminbi	9,010,800	Nov 2007	9,619
	Chinese Yuan	2,089,027	Jan 2008	(603)

Renminbi
Chinese Yuan
Renminbi	2,089,027	Jan 2008	(334)
Chinese Yuan
Renminbi	4,715,846	Jan 2008	(452)
Chinese Yuan
Renminbi	2,019,648	Jan 2008	(231)
Chinese Yuan
Renminbi	2,089,027	Jan 2008	(334)
Euro	9,741,000	Oct 2007	618,000
Indian Rupee	68,169,011	Oct 2007	66,167
Indian Rupee	41,380,230	Oct 2007	32,322
Indian Rupee	2,660,050	Nov 2007	2,062
Indian Rupee	28,397,700	May 2008	39,737
Indian Rupee	59,788,028	May 2008	75,912
Indian Rupee	50,347,342	May 2008	66,204
Indonesian Rupiah	3,441,750,000	May 2008	(19,705)
Indonesian Rupiah	6,883,500,000	May 2008	(39,410)
Indonesian Rupiah	3,433,950,000	May 2008	(20,544)
Japanese Yen	2,162,275,000	Oct 2007	170,713
Malaysian Ringgit	14,845,939	May 2008	(11,234)
Malaysian Ringgit	2,577,120	May 2008	(14,331)
Malaysian Ringgit	2,140,806	May 2008	3,039
Mexican Peso	28,000,239	Mar 2008	43,108
Mexican Peso	16,250,610	Mar 2008	(9,060)
Mexican Peso	79,369,203	Mar 2008	(61,587)
Mexican Peso	15,910,839	Jul 2008	8,617
New Zealand Dollar	988,000	Oct 2007	62,067
Philippine Peso	187,531,440	May 2008	24,392
Philippine Peso	32,847,910	May 2008	7,850

Polish Zloty	4,639,965	Mar 2008	98,975
Polish Zloty	26,846,351	Jul 2008	320,528
Singapore Dollar	5,074,367	Oct 2007	92,012
Singapore Dollar	1,951,449	Oct 2007	27,023
Singapore Dollar	7,704,236	Oct 2007	150,656
Singapore Dollar	5,197,650	Feb 2008	44,112
Singapore Dollar	5,727,008	May 2008	86,689
Singapore Dollar	552,000	May 2008	8,750
South African Rand	8,967,427	Mar 2008	122,747
South African Rand	573,000	Jul 2008	3,401
South Korean Won	1,966,896,000	Jan 2008	(1,383)
South Korean Won	1,644,598,600	Jan 2008	(3,539)
South Korean Won	1,229,288,173	May 2008	26,040
South Korean Won	532,933,227	May 2008	14,825
South Korean Won	2,065,836,166	Aug 2008	35,166
South Korean Won	1,121,386,000	Aug 2008	22,539
Swedish Krona	8,870,000	Dec 2007	84,366

			$14,323,222

Sells

Australian Dollar	72,238	Oct-07	($5,659)
Australian Dollar	80,417	Oct-07	(1,815)
Brazilian Real	68,078	Oct-07	(294)
Brazilian Real	32,529,019	Oct-07	(140,349)
Brazilian Real	5,781,867	Oct-07	(24,946)
Brazilian Real	3,126,383	Oct-07	(13,489)
Brazilian Real	7,378,197	Oct-07	(31,834)
Brazilian Real	14,307,876	Oct-07	(61,733)

	Brazilian Real	60,664,423	Oct-07	(2,799,642)
	Chinese Yuan
	Renminbi	1,969,824	Nov-07	(9,176)
	Chinese Yuan
	Renminbi	595,000	Nov-07	1,531
	Chinese Yuan
	Renminbi	1,202,883	Nov-07	(6,735)
	Chinese Yuan
	Renminbi	1,095,678	Jan-08	(7,460)
	Chinese Yuan
	Renminbi	273,887	Jan-08	(1,902)
	Chinese Yuan
	Renminbi	380,367	Jan-08	(1,328)
	Euro	17,219,605	Oct-07	(701,208)
	Indian Rupee	1,441,370	Oct-07	(66,069)
	Indian Rupee	1,196,183	Oct-07	(58,449)
	Japanese Yen	21,005,422	Oct-07	82,988
	Pound Sterling	6,641,758	Nov-07	(73,020)
	Pound Sterling	9,286,200	Nov-07	(125,898)
	Singapore Dollar	3,829,750	Oct-07	(88,868)
	Singapore Dollar	5,884,194	Oct-07	(123,333)

				($4,258,688)

Utilities	Buys

	Euro	185,396	Dec-07	($148)
	Euro	56,910	Dec-07	1,921
	Euro	135,434	Dec-07	826
	Euro	321,921	Dec-07	10,391
	Euro	207,688	Dec-07	7,230
	Pound Sterling	45,327	Dec-07	561

	Pound Sterling	75,804	Dec-07	1,446

				$22,227

	Sells

	Euro	12,479,567	Nov-07	($319,765)
	Euro	439,095	Dec-07	(4,171)
	Euro	2,263,038	Dec-07	(49,036)
	Euro	1,277,990	Dec-07	(32,025)
	Euro	881,838	Dec-07	(266)
	Euro	733,660	Dec-07	(17,952)
	Pound Sterling	447,238	Dec-07	(513)
	Pound Sterling	6,118,385	Dec-07	(94,700)

				($518,428)

Vista	Sells

	Danish Kroner	624,016	Oct-07	($4,593)
	Pound Sterling	2,354,831	Oct-07	(25,387)
	Japanese Yen	2,806,371	Oct-07	(10,329)
	Norwegian Krone	716,364	Oct-07	(13,029)

				($53,338)

Forward Commitments All Portfolios, with the exception of Lifestyle Portfolios, may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio’s net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

2. INVESTMENT TRANSACTIONS

At September 30 2007, the Portfolio’s aggregate security unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

500 Index	$1,262,703,929	$417,310,569	($53,334,998)	$363,975,571
500 Index B	1,033,656,190	320,340,554	(41,329,679)	279,010,875
Active Bond	3,200,467,766	25,540,302	(47,747,353)	(22,207,051)
All Cap Core	814,982,720	41,932,014	(16,245,608)	25,686,406
All Cap Growth	316,796,010	83,044,222	(4,847,795)	78,196,427
All Cap Value	128,840,717	18,575,313	(2,117,541)	16,457,772
American Asset Allocation	301,357,980	5,274,174	-	5,274,174
American Blue Chip & Growth	159,494,817	35,778,269	-	35,778,269
American Bond	903,385,058	7,757,404	-	7,757,404
American Global Growth	119,782,961	3,826,729	-	3,826,729
American Global Small Cap	53,379,011	1,806,592	-	1,806,592
American Growth	1,450,434,120	410,325,833	-	410,325,833
American Growth-Income	1,234,302,755	267,737,693	-	267,737,693
American High-Income Bond	26,799,836	-	(221,721)	(221,721)

American International	923,206,620	331,871,019	-	331,871,019
American New World	38,858,821	2,035,451	-	2,035,451
Blue Chip Growth	2,379,662,605	805,517,759	(31,290,197)	774,227,562
Bond Index A	155,277,275	913,967	(632,183)	281,784
Bond Index B	168,132,160	2,295,772	(2,419,921)	(124,149)
Capital Appreciation	954,541,293	188,793,875	(15,264,472)	173,529,403
Classic Value	76,159,644	5,132,939	(3,761,187)	1,371,752
Core Bond	308,076,676	1,824,251	(1,156,038)	668,213
Core Equity	580,526,475	111,518,469	(39,430,021)	72,088,448
Dynamic Growth	113,279,195	39,396,019	(2,154,899)	37,241,120
Emerging Growth	36,808,758	4,276,876	(3,241,557)	1,035,319
Emerging Markets Value	464,995,945	71,892,162	(13,701,320)	58,190,842
Emerging Small Company	286,688,054	53,284,415	(14,635,213)	38,649,202
Equity Income	2,050,213,489	553,819,138	(70,729,077)	483,090,061
Financial Services	125,762,681	49,808,399	(865,207)	48,943,192
Fundamental Value	1,108,699,189	363,734,243	(17,256,891)	346,477,352
Founding Allocation	837,381,117	4,874,203	(2,185,519)	2,688,684
Global Allocation	305,317,304	37,443,973	(6,852,795)	30,591,178
Global Bond	1,852,010,356	52,070,621	(11,617,128)	40,453,493
Global Real Estate	532,160,127	58,130,592	(13,893,998)	44,236,594
Global	780,323,922	67,891,404	(24,356,212)	43,535,192
Growth & Income	1,841,647,606	283,162,263	(42,333,080)	240,829,183
Health Sciences	218,485,913	46,914,748	(10,474,464)	36,440,284
High Income	432,273,670	15,089,255	(17,418,006)	(2,328,751)

High Yield	2,133,326,940	29,461,858	(68,980,647)	(39,518,789)
Income	283,017,878	4,977,116	(3,849,957)	1,127,159
Income & Value	478,663,474	76,987,239	(14,563,654)	62,423,586
Index Allocation	287,889,587	17,316,933	(249,972)	17,066,961
International Equity Index B	527,752,109	168,755,172	(7,011,882)	161,743,289
International Equity A	368,759,687	102,044,560	(5,016,456)	97,028,103
International Opportunities	1,050,073,334	172,370,646	(9,737,027)	162,633,619
International Small Cap	477,563,126	186,713,960	(32,306,791)	154,407,169
International Small Company	248,788,868	44,244,711	(17,896,645)	26,348,066
International Core	1,853,205,595	370,479,676	(23,781,687)	346,697,989
International Value	1,851,753,303	388,900,461	(30,977,762)	357,922,700
Investment Quality Bond	444,198,852	6,616,557	(4,229,803)	2,386,753
Large Cap	701,293,124	55,313,688	(24,075,551)	31,238,137
Large Cap Value	559,809,845	85,724,516	(11,609,207)	74,115,309
Lifestyle Aggressive	546,644,860	71,518,346	(3,506,962)	68,011,384
Lifestyle Balanced	9,491,335,369	911,001,372	(8,296,738)	902,704,634
Lifestyle Conservative	858,787,948	25,594,313	(2,141,335)	23,452,978
Lifestyle Growth	12,504,910,671	1,311,663,491	(17,713,219)	1,293,950,273
Lifestyle Moderate	2,140,315,810	150,060,628	(4,109,706)	145,950,922
Managed	1,556,597,464	91,541,539	(53,559,209)	37,982,330
Mid Cap Index	966,428,784	145,408,103	(52,795,605)	92,612,498
Mid Cap Intersection	297,808,905	18,044,756	(16,269,749)	1,775,007
Mid Cap Stock	1,153,946,556	261,711,674	(13,872,178)	247,839,496

Mid Cap Value	513,359,993	87,748,986	(24,794,916)	62,954,070
Mid Cap Value Equity	129,971,970	22,586,546	(4,288,159)	18,298,387
Mutual Shares	280,271,868	9,015,241	(8,837,356)	177,885
Mid Value	203,774,519	23,357,562	(11,747,792)	11,609,770
Natural Resources	891,074,442	378,247,270	(4,336,372)	373,910,898
Overseas Equity	677,996,500	121,070,604	(17,499,432)	103,571,172
Pacific Rim	149,459,429	37,264,146	(5,793,007)	31,471,139
Quantitative All Cap	446,836,091	39,238,525	(10,290,734)	28,947,791
Quantitative Mid Cap	42,435,280	3,285,633	(1,418,620)	1,867,013
Quantitative Value	825,676,537	42,757,745	(26,706,000)	16,051,745
Real Estate Equity	280,995,083	17,448,385	(9,813,821)	7,634,564
Real Estate Securities	793,021,918	62,807,455	(25,064,872)	37,742,583
Real Return Bond	2,512,907,180	11,022,589	(3,918,810)	7,103,779
Science & Technology	371,999,116	76,720,717	(5,378,433)	71,342,284
Short Term Bond	275,337,019	1,786,661	(3,855,834)	(2,069,173)
Small Cap Growth	300,458,516	57,652,762	(8,723,404)	48,929,358
Small Cap Index	472,887,346	95,343,630	(35,669,453)	59,674,177
Small Cap Opportunities	422,116,467	91,338,166	(27,946,161)	63,392,005
Small Cap	162,308,597	21,756,814	(7,729,129)	14,027,686
Small Cap Intrinsic Value	154,206,472	9,774,903	(13,829,584)	(4,054,681)
Small Cap Value	439,025,925	54,607,890	(27,917,874)	26,690,016
Small Company Growth	268,862,268	32,866,361	(10,066,466)	22,799,895
Small Company	45,586,446	4,351,285	(2,605,321)	1,745,964

Small Company Value	551,050,007	225,227,804	(43,781,842)	181,445,962
Special Value	8,156,954	121,465	(617,130)	(495,665)
Spectrum Income	1,010,423,923	40,665,550	(11,636,487)	29,029,063
Strategic Bond	945,054,798	9,376,386	(16,807,132)	(7,430,746)
Strategic Income	461,944,980	19,230,492	(4,169,882)	15,060,610
Total Return	2,695,840,771	15,743,104	(20,714,157)	(4,971,053)
Total Stock Market Index	422,269,846	132,066,633	(13,890,533)	118,176,100
U.S. Core	813,168,782	84,752,634	(37,888,388)	46,864,246
U.S. Global Leaders Growth	780,222,741	79,933,396	(13,652,061)	66,281,335
U.S. Government Securities	605,112,350	1,036,602	(5,579,769)	(4,543,167)
U.S. High Yield Bond	433,647,384	3,131,396	(6,864,974)	(3,733,579)
U.S. Large Cap	900,875,032	162,365,976	(32,167,916)	130,198,060
U.S. Multi Sector	1,597,479,650	145,566,827	(75,292,904)	70,273,923
Utilities	223,436,168	44,814,267	(3,014,019)	41,800,248
Value	331,311,421	51,314,815	(12,562,116)	38,752,699
Value & Restructuring	377,506,706	86,736,705	(16,942,778)	69,793,926
Vista	115,551,669	41,112,427	(464,230)	40,648,197

3. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Franklin Templeton Founding Allocation Portfolio, Index Allocation Portfolio and the Lifestyle Portfolios invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. A summary of the Franklin Templeton Founding Allocation Portfolio, Index Allocation Portfolio and the Lifestyle Portfolios transactions in the securities of affiliated issuers during the period ended September 30, 2007, is set forth below:

		Beginning			Ending
		Share	Shares		Share	Sale	Ending
Portfolio	Affiliate - Series Nav	Amount	Purchased	Shares Sold	Amount	Proceeds	Value

Franklin Templeton Founding Allocation
	Income Trust	-	22,036,135	-	22,036,135	-	$280,079,271
	Global Trust	-	14,141,175	-	14,141,175	-	279,995,265
	Mutual Shares Trust	-	22,838,113	-	22,838,113	-	279,995,265
Index Allocation
	500 Index Trust	3,151,810	5,021,631	11,768	8,161,673	$146,856	$106,509,828
	Bond Index Trust A	2,611,357	4,535,336	131,935	7,014,758	1,689,258	91,262,001
	International Equity Index Trust A	776,249	1,182,545	8,840	1,949,954	197,963	46,564,890
	Mid Cap Index	580,917	909,727	18	1,490,626	382	30,349,137
	Small Cap Index	644,893	1,223,668	-	1,868,561	-	30,270,691
Lifestyle Aggressive
	All Cap Growth	711,709	19,567	731,276	-	$13,768,137	-
	All Cap Value	976,712	114,722	192,805	898,629	2,550,342	$12,347,161
	Blue Chip Growth	1,644,680	135,344	384,792	1,395,232	7,851,094	30,834,631
	Capital Appreciation	2,802,257	988,567	721,649	3,069,175	6,791,291	30,875,903
	Core Equity	841,802	577,433	191,713	1,227,522	2,882,226	18,388,284
	Emerging Growth	999,722	374,846	319,823	1,054,745	3,628,022	12,245,593

Emerging Markets Value	-	1,507,515	242,503	1,265,012	3,422,924	18,734,834
Equity-Income	690,881	102,966	134,972	658,875	2,475,119	12,123,308
Fundamental Value	1,137,494	136,305	210,715	1,063,084	3,542,786	18,263,786
International Core	3,373,856	509,591	850,086	3,033,361	13,285,581	49,504,449
International Equity Index	904,620	152,444	490,290	566,774	10,232,227	12,599,396
International Opportunities	1,410,183	227,223	380,557	1,256,849	6,903,998	24,935,879
International Small Cap	793,501	217,909	378,937	632,473	9,133,773	15,350,122
International Small Company	1,453,952	122,220	535,019	1,041,153	7,762,617	15,315,363
International Value	2,316,997	554,913	536,364	2,335,546	9,951,985	43,230,951
Large Cap	813,979	106,529	161,269	759,239	2,549,818	12,071,907
Large Cap Value	275,912	25,395	45,655	255,652	1,076,180	6,148,425
Mid Cap Index	1,344,364	111,010	559,934	895,440	11,194,168	18,231,148
Mid Cap Intersection	-	2,146,337	160,685	1,985,652	1,997,921	24,423,524
Mid Cap Stock	747,068	146,943	209,717	684,294	3,566,455	12,474,673
Mid Cap Value	724,938	177,860	143,877	758,921	2,460,748	12,082,019
Mid Cap Value Equity	483,449	28,490	97,474	414,465	1,376,502	6,167,238
Natural Resources	1,006,514	490,385	854,571	642,328	28,494,101	24,806,695
Overseas Equity	895,731	104,695	189,589	810,837	2,792,989	12,551,764
Quantitative Mid Cap	1,171,772	131,833	1,303,605	-	13,980,189	-
Quantitative Value	1,253,526	194,732	218,708	1,229,550	3,230,316	18,234,226
Small Cap		148,386	674,897	813,916	9,777,504	12,233,160

	1,340,427
Small Cap Index	747,691	142,016	144,956	744,751	2,400,431	12,064,965
Small Cap Intrinsic Value	-	1,086,253	65,183	1,021,070	821,082	12,518,315
Small Company	876,441	108,121	139,027	845,535	2,075,862	11,998,148
Small Company Value	872,358	164,573	171,809	865,122	3,714,757	18,072,388
Special Value	647,278	134,959	782,237	-	13,932,971	-
U.S. Global Leaders Growth	481,564	569,216	164,223	886,557	2,174,601	12,225,619
U.S. Large Cap	782,179	56,424	142,309	696,294	2,379,041	12,268,696
U.S. Multi Sector	3,637,824	453,098	1,105,343	2,985,579	15,700,511	42,604,209
Value & Restructuring	420,405	25,486	77,401	368,490	1,255,076	6,186,941
Vista	892,645	52,067	285,620	659,092	4,675,201	12,542,524
Lifestyle Balanced
Active Bond	17,089,831	4,667,893	726,510	21,031,214	$7,056,132	$204,633,710
All Cap Core	8,669,203	1,485,497	150,662	10,004,038	3,145,130	208,884,323
Blue Chip Growth	35,275,616	5,713,833	2,151,898	38,837,551	45,168,645	858,309,886
Core Bond	13,335,508	3,598,057	638,969	16,294,596	7,988,549	205,800,746
Core Equity	11,225,957	3,337,404	569,196	13,994,165	8,760,584	209,632,587
Emerging Markets Value	-	14,769,431	269,398	14,500,033	3,895,372	214,745,492
Equity-Income	13,834,491	3,573,242	307,190	17,100,543	5,724,512	314,650,000
Fundamental Value		2,371,258	276,471		4,779,800	210,197,944

	10,140,250			12,235,037
Global Bond	17,016,803	4,890,658	1,025,730	20,881,731	15,263,915	315,314,136
Global Real Estate	17,120,834	6,300,880	1,372,983	22,048,731	21,338,753	317,501,722
High Income	11,886,796	3,115,327	283,757	14,718,366	4,030,663	204,585,293
High Yield	72,045,498	21,716,432	2,510,577	91,251,353	26,312,915	931,676,316
International Core	22,567,204	4,387,061	979,973	25,974,292	15,657,481	423,900,453
International Opportunities	9,581,823	1,887,516	536,994	10,932,345	9,855,319	216,897,724
International Small Cap	7,109,230	1,947,649	2,634,654	6,422,225	62,718,056	155,867,410
International Value	17,707,918	5,448,187	3,392,374	19,763,731	62,377,551	365,826,657
Large Cap	5,421,569	7,800,343	100,224	13,121,688	1,596,525	208,634,838
Large Cap Value	11,072,221	2,295,430	271,276	13,096,375	6,623,092	314,967,815
Mid Cap Index	-	5,115,679	139,628	4,976,051	2,940,741	101,312,404
Mid Cap Stock	4,971,158	1,252,185	524,560	5,698,783	8,880,553	103,888,815
Natural Resources	10,749,862	2,799,059	4,836,062	8,712,859	162,779,044	336,490,630
Quantitative Value	11,191,673	3,088,258	188,494	14,091,437	2,839,157	208,976,008
Real Estate Equity	10,684,556	1,472,367	2,379,786	9,777,137	39,235,032	134,044,545
Real Return Bond	32,847,067	8,940,909	2,660,104	39,127,872	34,554,938	516,487,909
Small Cap	5,931,266	774,535	6,705,801	-	97,433,360	-
Small Cap Opportunities	3,276,023	126,805	3,402,828	-	84,221,701	-
Small Company Growth	-	6,110,308	91,929		1,560,159	101,229,134

				6,018,379
Small Company Value	3,861,078	1,117,690	176,356	4,802,412	3,881,166	100,322,388
Spectrum Income	31,111,034	7,302,735	853,172	37,560,597	11,632,010	516,082,603
Strategic Bond	14,113,491	4,065,005	371,821	17,806,675	4,348,272	204,420,626
Strategic Income	12,781,688	2,419,894	395,239	14,806,343	5,331,699	205,956,226
Total Return	30,709,204	8,538,151	2,084,982	37,162,373	28,512,239	515,813,739
U.S. Global Leaders Growth	19,409,429	3,933,223	370,865	22,971,787	4,941,173	316,780,941
U.S. High Yield Bond	12,517,193	3,317,674	416,360	15,418,507	5,568,512	204,449,404
U.S. Large Cap	10,492,571	1,638,218	257,888	11,872,901	4,415,308	209,200,509
U.S. Multi Sector	36,595,411	7,344,443	7,050,788	36,889,066	100,924,440	526,406,970
Value & Restructuring	11,277,230	2,046,943	807,788	12,516,385	13,717,136	210,150,100
Lifestyle Conservative
Active Bond	7,056,194	3,143,770	1,132,213	9,067,751	$11,034,085	$88,229,214
Blue Chip Growth	730,089	515,959	384,421	861,627	7,953,773	19,041,954
Core Bond	1,099,865	421,172	123,575	1,397,462	1,552,138	17,649,946
Equity-Income	764,314	600,338	329,763	1,034,889	6,115,258	19,041,952
Fundamental Value	841,754	638,944	372,320	1,108,378	6,346,811	19,041,932
Global Bond	3,744,348	1,699,031	775,912	4,667,467	11,461,166	70,478,757
Global Real Estate	1,388,847	1,298,694	849,183	1,838,358	12,699,869	26,472,354
High Income		513,954	225,436		3,192,934	17,649,946

	981,262			1,269,780
High Yield	2,631,076	1,301,077	475,271	3,456,882	4,936,997	35,294,762
International Core	924,485	642,296	485,289	1,081,492	7,626,108	17,649,946
International Value	1,087,316	936,249	593,400	1,430,165	11,038,660	26,472,353
Investment Quality Bond	2,993,479	1,250,844	398,013	3,846,310	4,564,127	44,117,172
Real Estate Equity	859,174	121,362	201,186	779,350	3,262,444	10,684,883
Real Return Bond	2,160,856	815,700	302,710	2,673,846	3,932,028	35,294,761
Spectrum Income	5,631,304	2,024,759	2,518,916	5,137,147	34,216,947	70,584,395
Strategic Bond	1,163,705	2,157,183	246,431	3,074,457	2,836,130	35,294,762
Strategic Income	1,581,448	1,213,051	257,133	2,537,366	3,489,445	35,294,762
Total Return	8,092,766	3,539,709	1,462,183	10,170,292	19,990,964	141,163,657
U.S. Government Securities	5,689,712	2,632,245	958,560	7,363,397	12,691,101	97,049,567
U.S. High Yield Bond	1,032,252	436,819	138,004	1,331,067	1,845,810	17,649,946
				1,334,404
U.S. Multi Sector	1,009,321	752,586	427,503		6,117,317	19,041,952
Value & Restructuring	933,557	766,807	566,239	1,134,125	9,258,417	19,041,953
Lifestyle Growth
All Cap Core	10,933,057	9,011,356	188,632	19,755,781	$3,870,157	$412,500,709
All Cap Growth	5,994,468	799,334	81,627	6,712,175	1,565,604	137,062,612
All Cap Value	16,515,732	2,576,155	19,091,887	-	247,823,445	-
Blue Chip Growth	22,206,965	3,618,328	769,611	25,055,682	15,928,885	553,730,562

Capital Appreciation	47,336,569	8,596,508	756,533	55,176,544	7,151,829	555,076,032
Core Equity	14,154,527	4,901,902	771,552	18,284,877	11,838,003	273,907,460
Emerging Markets Value	-	19,332,518	118,783	19,213,735	1,718,549	284,555,411
Equity-Income	17,430,295	5,414,574	439,654	22,405,215	8,105,977	412,255,957
Fundamental Value	19,202,270	5,373,809	447,680	24,128,399	7,636,136	414,525,900
Global Bond	14,331,027	5,165,722	1,097,518	18,399,231	16,253,418	277,828,389
Global Real Estate	7,187,888	2,762,801	369,610	9,581,079	5,763,209	137,967,533
High Income	7,497,253	2,437,103	263,813	9,670,543	3,738,017	134,420,542
High Yield	50,379,345	19,472,211	2,741,080	67,110,476	28,818,934	685,197,957
International Core	42,531,165	10,974,880	1,895,415	51,610,630	29,830,709	842,285,486
International Opportunities	23,950,298	6,657,790	1,139,206	29,468,882	20,764,722	584,662,615
International Small Cap	8,913,072	2,779,449	3,155,434	8,537,087	74,936,259	207,195,108
International Small Company	16,257,949	1,910,292	4,147,737	14,020,504	61,932,132	206,241,612
International Value	22,263,071	8,567,727	805,209	30,025,589	14,955,283	555,773,644
Large Cap	6,821,902	1,842,481	149,144	8,515,239	2,384,288	135,392,306
Large Cap Value	4,633,718	1,062,947	50,539	5,646,126	1,211,974	135,789,338
Mid Cap Index	28,338,788	3,418,118	18,321,578	13,435,328	368,674,910	273,543,284
Mid Cap Intersection	-	22,447,535	204,651	22,242,884	2,654,619	273,587,473
Mid Cap Stock	6,258,904	9,715,578	678,840	15,295,642	11,625,105	278,839,547
Mid Cap Value	-	8,524,543	51,059		855,965	134,897,857

				8,473,484
Mid Cap Value Equity	8,123,972	1,254,665	269,909	9,108,728	3,951,198	135,537,880
Natural Resources	13,537,677	4,109,003	6,166,839	11,479,841	208,441,210	443,351,441
Overseas Equity	15,007,453	3,465,733	419,472	18,053,714	6,265,147	279,471,494
Quantitative Value	21,117,355	16,407,308	368,737	37,155,926	5,467,607	551,022,383
Real Estate Equity	6,656,741	987,571	62,255	7,582,057	980,248	103,950,003
Real Return Bond	24,843,969	8,615,540	2,424,371	31,035,138	31,527,950	409,663,826
Small Cap	7,501,849	1,777,788	295,925	8,983,712	4,344,150	135,025,188
Small Cap Index	6,278,139	1,255,767	7,533,906	-	125,298,155	-
Small Cap Intrinsic Value	-	11,385,706	92,957	11,292,749	1,192,682	138,449,103
Small Cap Opportunities	7,820,065	4,070,728	332,678	11,558,115	8,183,603	274,158,485
Small Company Growth	7,025,763	1,307,484	304,877	8,028,370	5,039,436	135,037,177
Small Company Value	4,868,251	1,672,018	114,514	6,425,755	2,513,465	134,234,032
Special Value	5,424,768	1,573,309	6,998,077	-	123,524,358	-
Spectrum Income	15,665,770	4,805,269	716,584	19,754,455	9,759,342	271,426,211
Strategic Bond	8,890,918	3,223,656	376,995	11,737,579	4,432,835	134,747,402
Strategic Income	8,055,865	2,073,178	368,118	9,760,925	4,956,268	135,774,460
Total Return	30,989,992	12,357,985	3,935,501	39,412,476	53,747,193	547,045,172
U.S. Global Leaders Growth	24,477,040	5,906,690	472,396	29,911,334	6,243,026	412,477,290
U.S. High Yield Bond	7,893,026	2,654,355	429,542	10,117,839	5,764,878	134,162,548

	U.S. Large Cap	13,237,665	2,493,040	199,877	15,530,828	3,379,190	273,653,186
	U.S. Multi Sector	53,780,235	14,750,019	773,007	67,757,247	11,002,223	966,895,916
	Value & Restructuring	7,094,198	1,269,462	242,241	8,121,419	4,084,449	136,358,622
	Vista	7,500,088	552,559	738,838	7,313,809	12,683,040	139,181,791
Lifestyle
Moderate
	Active Bond	15,431,743	4,020,173	730,783	18,721,133	$7,138,096	$182,156,622
	Blue Chip Growth	4,975,678	1,195,096	759,940	5,410,834	15,866,605	119,579,422
	Core Bond	3,004,079	653,904	94,610	3,563,373	1,178,750	45,005,395
	Core Equity	5,074,473	1,869,642	562,248	6,381,867	8,602,798	95,600,362
	Equity-Income	2,083,860	647,248	174,705	2,556,403	3,258,535	47,037,809
	Fundamental Value	4,577,799	1,358,593	409,043	5,527,349	7,049,294	94,959,850
	Global Bond	7,680,739	1,977,374	629,035	9,029,078	9,335,250	136,339,083
	Global Real Estate	2,563,146	1,025,753	337,517	3,251,382	5,228,289	46,819,899
	High Income	4,031,083	975,738	127,379	4,879,442	1,818,501	67,824,250
	High Yield	10,808,665	2,905,287	340,000	13,373,952	3,520,669	136,548,047
	International Core	6,356,368	1,766,730	988,792	7,134,306	15,658,509	116,431,878
	International Equity Index	914,741	251,771	115,130	1,051,382	2,455,320	23,372,221
	International Opportunities	1,082,429	249,154	127,436	1,204,147	2,330,985	23,890,280
	International Value	3,004,552	1,130,927	365,483	3,769,996	6,802,686	69,782,620

Investment Quality Bond	3,265,296	745,121	94,290	3,916,127	1,073,635	44,917,976
Mid Cap Index	-	1,116,445	4,758	1,111,687	96,699	22,633,947
Overseas Equity	1,347,997	270,905	114,914	1,503,988	1,734,622	23,281,731
Real Estate Equity	2,372,999	297,923	521,196	2,149,726	8,616,695	29,472,742
Real Return Bond	5,893,086	1,357,992	339,505	6,911,573	4,407,708	91,232,767
Small Cap	1,344,992	176,173	1,521,165	-	22,083,578	-
Small Company	2,635,059	496,538	1,536,925	1,594,672	23,625,407	22,628,390
Small Company Growth	-	1,406,659	50,719	1,355,940	856,841	22,806,907
Small Company Value	875,327	287,711	82,703	1,080,335	1,818,571	22,568,208
Spectrum Income	11,211,578	2,373,343	327,527	13,257,394	4,448,591	182,156,589
Strategic Bond	3,184,673	2,817,102	92,037	5,909,738	1,054,618	67,843,788
Strategic Income	2,883,954	2,101,048	99,808	4,885,194	1,352,013	67,953,045
Total Return	16,607,615	4,416,507	1,311,782	19,712,340	17,911,434	273,607,281
U.S. Government Securities	2,821,857	388,718	3,210,575	-	42,193,779	-
U.S. High Yield Bond	4,241,158	1,002,545	127,284	5,116,419	1,691,502	67,843,716
U.S. Multi Sector	5,507,708	1,543,275	439,027	6,611,956	6,364,227	94,352,611
Value & Restructuring	2,554,579	643,332	361,741	2,836,170	6,081,731	47,619,296

JHT has ten master-feeder funds which invest exclusively in Class 2 shares of the American Asset Allocation Fund, the American Blue Chip Income and Growth Fund, the American Bond Fund, the American Global Growth, the American Global Small Capitalization, the American Growth Fund, the American Growth-Income Fund, the American High Income Fund, the American International and the American New World, each of which are series of American Fund Insurance Series (“AFIS”). Form N-Q for the period ended September 30, 2007 for the AFIS master funds was filed under CIK number 0000729528, file # 811-03857 on or before November 29, 2007.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.